Registration No. 333-05593
                                                      Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]


         Post-Effective Amendment No. 53                                   [X]


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 219                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X]    On May 1, 2009 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 53 ("PEA") to the Form N-4 Registration Statement No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, supplements and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

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Accumulator(R)
A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2009

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.



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WHAT IS ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options").


This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you at any time, including after you purchase the contract.





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Variable investment options
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o AXA Aggressive Allocation*           o EQ/BlackRock Basic Value Equity
o AXA Conservative Allocation*         o EQ/BlackRock International Value
o AXA Conservative-Plus Allocation*    o EQ/Boston Advisors Equity Income
o AXA Moderate Allocation*             o EQ/Calvert Socially Responsible
o AXA Moderate-Plus Allocation*        o EQ/Capital Guardian Growth
o EQ/AllianceBernstein International   o EQ/Capital Guardian Research
o EQ/AllianceBernstein Small Cap       o EQ/Caywood-Scholl High Yield Bond
  Growth                               o EQ/Common Stock Index**
o EQ/Ariel Appreciation II             o EQ/Core Bond Index
o EQ/AXA Franklin Income Core**        o EQ/Davis New York Venture
o EQ/AXA Franklin Small Cap Value      o EQ/Equity 500 Index
  Core**                               o EQ/Evergreen Omega
o EQ/AXA Franklin Templeton Founding   o EQ/Focus PLUS**
  Strategy Core**                      o EQ/GAMCO Mergers and Acquisitions
o EQ/AXA Mutual Shares Core**          o EQ/GAMCO Small Company Value
o EQ/AXA Rosenberg Value Long/Short    o EQ/Global Bond PLUS**
  Equity                               o EQ/Global Multi-Sector Equity**
o EQ/AXA Templeton Growth Core**
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Variable investment options
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o EQ/Intermediate Government Bond      o EQ/PIMCO Ultra Short Bond**
  Index                                o EQ/Quality Bond PLUS
o EQ/International Core PLUS           o EQ/Short Duration Bond
o EQ/International Growth              o EQ/Small Company Index
o EQ/JPMorgan Value Opportunities      o EQ/T. Rowe Price Growth Stock
o EQ/Large Cap Core PLUS               o EQ/UBS Growth and Income
o EQ/Large Cap Growth Index            o EQ/Van Kampen Comstock
o EQ/Large Cap Growth PLUS             o EQ/Van Kampen Mid Cap Growth
o EQ/Large Cap Value Index             o EQ/Van Kampen Real Estate
o EQ/Large Cap Value PLUS              o Multimanager Aggressive Equity
o EQ/Long Term Bond                    o Multimanager Core Bond
o EQ/Lord Abbett Growth and Income     o Multimanager Health Care
o EQ/Lord Abbett Large Cap Core        o Multimanager International Equity
o EQ/Lord Abbett Mid Cap Value         o Multimanager Large Cap Core Equity
o EQ/Mid Cap Index                     o Multimanager Large Cap Growth
o EQ/Mid Cap Value PLUS                o Multimanager Large Cap Value
o EQ/Money Market                      o Multimanager Mid Cap Growth
o EQ/Montag & Caldwell Growth          o Multimanager Mid Cap Value
o EQ/Oppenheimer Global                o Multimanager Multi-Sector Bond**
o EQ/Oppenheimer Main Street           o Multimanager Small Cap Growth
  Opportunity                          o Multimanager Small Cap Value
o EQ/Oppenheimer Main Street           o Multimanager Technology
  Small Cap
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*    The "AXA Allocation" portfolios.

** This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                      X02396/Core '02/'04 Series

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TYPES OF CONTRACTS. Contracts were offered for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

     Two versions of the traditional IRA were offered: "Rollover IRA" and applicable benefit base. The

     Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $5,000 was required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. A contribution of $2,000 was required to purchase a Flexible Premium IRA and Flexible Premium Roth IRA contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

The contract is no longer available for new purchasers. The contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix IX later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

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Contents of this Prospectus

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(Not all of the features listed are available under all contracts or in all states.)
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ACCUMULATOR(R)
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Index of key words and phrases                                                 5
Who is AXA Equitable?                                                          7
How to reach us                                                                8
Accumulator(R) at a glance -- key features                                    10

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FEE TABLE                                                                     14
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Example                                                                       16
Condensed financial information                                               16



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1. CONTRACT FEATURES AND BENEFITS                                             17
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How you can contribute to your contract                                       17
Owner and annuitant requirements                                              24
How you can make your contributions                                           24
What are your investment options under the contract?                          24
Portfolios of the Trusts                                                      25
Allocating your contributions                                                 32
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                   35
Annuity purchase factors                                                      36
Guaranteed minimum income benefit option*                                     37
Guaranteed minimum death benefit                                              39
Principal Protector(SM)                                                       41
Inherited IRA beneficiary continuation contract                               44
Your right to cancel within a certain number of days                          45



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2. DETERMINING YOUR CONTRACT'S VALUE                                          46
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Your account value and cash value                                             46
Your contract's value in the variable investment options                      46
Your contract's value in the guaranteed interest option                       46
Your contract's value in the fixed maturity options                           46
Your contract's value in the account for special dollar
     cost averaging                                                           46
Insufficient account value                                                    46


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* Depending on when you purchased your contract, this benefit may be called the "Living Benefit." Accordingly, if applicable, all references to the Guaranteed minimum income benefit in this Prospectus and any related registration statement documents are references to the Living Benefit.

"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                  Contents of this Prospectus  3

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                           48
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Transferring your account value                                               48
Disruptive transfer activity                                                  48
Rebalancing your account value                                                49



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4. ACCESSING YOUR MONEY                                                       51
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Withdrawing your account value                                                51
How withdrawals are taken from your account value                             53
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
   benefit, Guaranteed minimum death benefit and
   Guaranteed principal benefit option 2                                      53
How withdrawals affect Principal Protector(SM)                                53
Withdrawals treated as surrenders                                             53
Loans under Rollover TSA contracts                                            54
Surrendering your contract to receive its cash value                          54
When to expect payments                                                       55
Your annuity payout options                                                   55



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5. CHARGES AND EXPENSES                                                       58
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Charges that AXA Equitable deducts                                            58
Charges that the Trusts deduct                                                62
Group or sponsored arrangements                                               62
Other distribution arrangements                                               62



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6. PAYMENT OF DEATH BENEFIT                                                   63
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Your beneficiary and payment of benefit                                       63
How death benefit payment is made                                             64
Beneficiary continuation option                                               65



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7. TAX INFORMATION                                                            69
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Overview                                                                      69
Contracts that fund a retirement arrangement                                  69

Suspension of required minimum distributions for 2009                         69

Transfers among investment options                                            69
Taxation of nonqualified annuities                                            69
Individual retirement arrangements (IRAs)                                     71

     Traditional individual retirement annuities (traditional IRAs)           72
     Roth individual retirement annuities (Roth IRAs)                         77

Tax-sheltered annuity contracts (TSAs)                                        81
Federal and state income tax withholding and
     information reporting                                                    85
Special rules for contracts funding qualified plans                           86
Impact of taxes to AXA Equitable                                              86

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8. MORE INFORMATION                                                           87
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About Separate Account No. 49                                                 87
About the Trusts                                                              87
About our fixed maturity options                                              87
About the general account                                                     88
About other methods of payment                                                89
Dates and prices at which contract events occur                               89
About your voting rights                                                      90

Statutory compliance                                                          90

About legal proceedings                                                       91
Financial statements                                                          91
Transfers of ownership, collateral assignments, loans
     and borrowing                                                            91
Distribution of the contracts                                                 91



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9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                             93
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APPENDICES
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   I -- Condensed financial information                                      A-1
  II -- Purchase considerations for QP contracts                             B-1
 III -- Market value adjustment example                                      C-1
  IV -- Enhanced death benefit example                                       D-1
   V -- Hypothetical illustrations                                           E-1
  VI -- Guaranteed principal benefit example                                 F-1
 VII -- Protection Plus(SM) example                                          G-1
VIII -- State contract availability and/or variations of certain
        features and benefits                                                H-1
  IX -- Contract variations                                                  I-1

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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4  Contents of this Prospectus

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Index of key words and phrases

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This index should help you locate more information on the terms used in this Prospectus.





                                                                            Page
6% Roll-Up to age 85 enhanced death benefit                                   35
account for special dollar cost averaging                                     32
account value                                                                 46
administrative charge                                                         58
annual administrative charge                                                  58
Annual Ratchet to age 85 enhanced death benefit                               36
annuitant                                                                     17
annuitization                                                                 55
annuity maturity date                                                         57
annuity payout options                                                        55
annuity purchase factors                                                      36
automatic investment program                                                  89
beneficiary                                                                   63
Beneficiary continuation option ("BCO")                                       65
business day                                                                  89
cash value                                                                    46
charges for state premium and other applicable taxes                          62
contract date                                                                 24
contract date anniversary                                                     24
contract year                                                                 24
contributions to Roth IRAs                                                    78
   regular contributions                                                      78
   rollovers and transfers                                                    78
   conversion contributions                                                   79
contributions to traditional IRAs                                             72
   regular contributions                                                      72
   rollovers and transfers                                                    73
disability, terminal illness or confinement to nursing home                   60
disruptive transfer activity                                                  48
Distribution Charge                                                           58
ERISA                                                                         62
Fixed-dollar option                                                           34
fixed maturity options                                                        31
Flexible Premium IRA                                                       cover
Flexible Premium Roth IRA                                                  cover
free look                                                                     45
free withdrawal amount                                                        59
general account                                                               88
General dollar cost averaging                                                 34
guaranteed interest option                                                    31
Guaranteed minimum death benefit                                              39
Guaranteed minimum death benefit charge                                       60
Guaranteed minimum death benefit and Guaranteed
   minimum income benefit base                                                35
Guaranteed minimum death benefit/guaranteed
   minimum income benefit roll-up benefit
   base reset option                                                          39
Guaranteed minimum income benefit                                             37
Guaranteed minimum income benefit charge                                      60
Guaranteed minimum income benefit "no lapse guarantee"                        38
Guaranteed principal benefits                                                 32
IRA                                                                        cover
IRS                                                                           69
Inherited IRA                                                              cover
Investment simplifier                                                         34
investment options                                                         cover


                                                                            Page
lifetime required minimum distribution withdrawals                            52
loan reserve account                                                          54
loans under Rollover TSA                                                      54
market adjusted amount                                                        31
market value adjustment                                                       31
market timing                                                                 48
maturity dates                                                                31
maturity value                                                                31
Mortality and expense risks charge                                            58
NQ                                                                         cover
Online Account Access                                                          8
Optional step up charge                                                       62
partial withdrawals                                                           51
Portfolio                                                                  cover
Principal assurance                                                           33
Principal Protector(SM)                                                       41
Principal Protector(SM) charge                                                61
processing office                                                              8
Protection Plus(SM)                                                           40
Protection Plus(SM) charge                                                    61
QP                                                                         cover
rate to maturity                                                              31
Rebalancing                                                                   49
Rollover IRA                                                               cover
Rollover TSA                                                               cover
Roth Conversion IRA                                                        cover
Roth IRA                                                                   cover
SAI                                                                        cover
SEC                                                                        cover
self-directed allocation                                                      32
Separate Account No. 49                                                       87
special dollar cost averaging                                                 34
Spousal protection                                                            65
standard death benefit                                                        35
substantially equal withdrawals                                               52
Successor owner and annuitant                                                 64
systematic withdrawals                                                        51
TOPS                                                                           8
TSA                                                                        cover
traditional IRA                                                            cover
Trusts                                                                        86
unit                                                                          46
variable investment options                                                   24
wire transmittals and electronic applications                                 89
withdrawal charge                                                             59




                                               Index of key words and phrases  5

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To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Also, depending on when you purchased your contract, some of these may not apply to you or may be named differently under your contract. Your financial professional can provide further explanation about your contract.


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Prospectus                          Contract or Supplemental Materials
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fixed maturity options              Guarantee Periods (Guaranteed Fixed
                                    Interest Accounts in supplemental materials)
variable investment options         Investment Funds
account value                       Annuity Account Value
rate to maturity                    Guaranteed Rates
unit                                Accumulation Unit
Guaranteed minimum death benefit    Guaranteed death benefit
Guaranteed minimum income benefit   Guaranteed Income Benefit or Living Benefit
Guaranteed interest option          Guaranteed Interest Account
Principal Protector(SM)             Guaranteed withdrawal benefit
GWB benefit base                    Principal Protector(SM) benefit base
GWB Annual withdrawal amount        Principal Protector(SM) Annual withdrawal
                                    amount
GWB Annual withdrawal option        Principal Protector(SM) Annual withdrawal
                                    option
GWB Excess withdrawal               Principal Protector(SM) Excess withdrawal
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6 Index of key words and phrases

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Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:





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FOR CORRESPONDENCE WITH CHECKS:
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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094





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FOR CORRESPONDENCE WITHOUT CHECKS:
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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


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REPORTS WE PROVIDE:
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o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


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TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
ONLINE ACCOUNT ACCESS SYSTEMS:
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TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in , modify or cancel a rebalancing program (through Online Account Access only);


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and


o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market tim-


8  Who is AXA Equitable?

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ing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



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CUSTOMER SERVICE REPRESENTATIVE:
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You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)  spousal consent for loans under Rollover TSA contracts;

(6)  requests for withdrawals or surrenders from Rollover TSA contracts;

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) Section 1035 exchanges;

(11) direct transfers and rollovers;

(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);

(14) requests to step up your Guaranteed withdrawal benefit ("GWB") benefit base, if applicable, under the Optional step up provision;

(15) requests to terminate or reinstate your GWB, if applicable, under the Beneficiary continuation option, if applicable;

(16) death claims;

(17) purchase by, or change of ownership to, a non-natural person;

(18) change in ownership (NQ only if available under your contract); and

(19) enrollment in our "automatic required minimum distribution (RMD) service."


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;

(2)  contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                        Who is AXA Equitable?  9

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Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------

Professional investment      Accumulator's(R) variable investment options invest in different Portfolios managed by professional
management                   investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

                             o Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             -------------------------------------------------------------------------------------------------------
                             o No tax on transfers among investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             You should be aware that annuity contracts that were purchased as an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before you purchased your contract, you should have considered its features and benefits beyond tax deferral, as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement, to determine whether it would meet your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions
                             ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during the annuitant's life
income benefit (or "Living   once you elect to annuitize the contract.
Benefit")
------------------------------------------------------------------------------------------------------------------------------------
Principal Protector(SM)      Principal Protector(SM) is our optional Guaranteed withdrawal benefit ("GWB"), which provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed a specified amount. This feature may not have been available under your contract.
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10 Accumulator(R) at a glance -- key features

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------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                         o Initial minimum:      $5,000
                         o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                 $100 monthly and $300 quarterly under our automatic investment program
                                                 (NQ contracts)
                                                 $50 (IRA contracts)
                                                 $1,000 (Inherited IRA contracts)
                       -------------------------------------------------------------------------------------------------------------
                       Flexible Premium IRA and Flexible Premium Roth IRA contracts
                         o Initial minimum:      $2,000
                         o Additional minimum:   $   50
                       -------------------------------------------------------------------------------------------------------------
                       o Maximum contribution limitations apply to all contracts.
                       -------------------------------------------------------------------------------------------------------------
                       In general, contributions are limited to $1.5 million ($500,000 for certain owners or annuitants who are age
                       81 and older at contract issue). Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Several withdrawal options on a periodic basis

                       o Loans under Rollover TSA contracts (employer or plan approval required)

                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                       o Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features*   o Guaranteed minimum death benefit options

                       o Guaranteed principal benefit options (including Principal assurance)

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semi-annually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                       o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)

                       o Spousal protection (not available under certain contracts)

                       o Successor owner/annuitant

                       o Beneficiary continuation option
                       o Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that were signed and submitted on or after January 1, 2005 subject to state availability)

                       o Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset (available under contracts with applications that were signed and submitted on or after October 1, 2005 subject to state availability)

*    Not all features are available under all contracts. Please see Appendix IX later in this Prospectus for more information.
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                                   Accumulator(R) at a glance -- key features 11

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Fees and charges+              o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at an annual rate of 1.25%.

                               o The charges for the Guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Guaranteed minimum death benefit and
                                 Guaranteed minimum income benefit base" in "Contract features and benefits" later in this
                                 Prospectus.

                               o An annual charge of 0.65% of the applicable benefit base charge for the optional Guaranteed minimum income benefit until you exercise the benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in
                                 "Contract features and benefits" later in this Prospectus.

                               o An annual charge for the optional Guaranteed principal benefit option 2 (if available) deducted on the first ten contract date anniversaries equal to 0.50% of the account value.

                               o If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value on the contract date anniversary is $50,000 or more, we will not deduct the charge.

                               o An annual charge of 0.35% of your account value for the Protection Plus(SM) optional death benefit.

                               o An annual charge of 0.35% of your account value for the 5% GWB Annual withdrawal option (if available) or 0.50% of your account value for the 7% GWB Annual withdrawal option (if available)
                                 for the Principal Protector(SM) benefit. If you "step up" your GWB benefit base, we reserve the right to raise the charge up to 0.60% and 0.80%, respectively. See "Principal Protector(SM)" in
                                 "Contract features and benefits" later in this Prospectus.

                               o No sales charge is deducted at the time you make contributions.

                               o During the first seven contract years following a contribution, a charge of up to 7% will be deducted from amounts that you withdraw that exceed 10% of your account value. We use your account value at the beginning of each contract year to calculate the 10% amount available. There is no withdrawal charge in the eighth and later contract years following a contribution. Certain other exemptions may apply. Certain contracts may provide for a higher free withdrawal amount. See
                                 Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract.
                                 ---------------------------------------------------------------------------------------------------
                                 The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                                 ---------------------------------------------------------------------------------------------------

                               o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                               o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                               o Annual expenses of the Trusts' Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. Please see "Fee table" later in this Prospectus for details.

+ The fees and charges shown in this section are the maximum charges a contract owner will pay. Please see your contract for the fees and charges that apply to you. Also, some of the optional benefits may not be available under your contract.
------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages*          NQ: 0-85
                               Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                               Flexible Premium IRA: 20-70
                               Inherited IRA: 0-70
                               QP: 20-75

* If you are an existing contract owner, you may have purchased your contract at an older issue age.
------------------------------------------------------------------------------------------------------------------------------------


12 Accumulator(R) at a glance -- key features

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The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                                   Accumulator(R) at a glance -- key features 13

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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. The fees and charges shown in this section are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX later in this Prospectus for the fees and charges that apply under your contract.

All features listed below may not have been available at the time you purchased your contract. See Appendix IX later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (Deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options.)(1)         7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                      $ 350
------------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                               $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                  $   0
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks                                                 0.75%(4)
Administrative                                                              0.30%
Distribution                                                                0.20%
                                                                            -------
Total Separate account annual expenses                                      1.25%
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit                                                   0.00%
   Annual Ratchet to age 85                                                 0.30% of the Annual Ratchet to age 85 benefit base
                                                                            (maximum);
                                                                            0.25% (current)
   6% Roll-Up to age 85                                                     0.45% of the 6% Roll-Up to age 85 benefit base
   Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85              0.50% of the greater of 5% Roll-Up to age 85 benefit
                                                                            base of the Annual Ratchet to age 85 benefit base, as
                                                                            applicable.

   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85              0.60% of the greater of 6% Roll-Up to age 85 benefit
                                                                            base or the Annual Ratchet to age 85 benefit base, as
                                                                            applicable
------------------------------------------------------------------------------------------------------------------------------------


14 Fee table

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Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(2) on the first 10
contract date anniversaries.)                                            0.50%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit (or "Living Benefit")
charge (Calculated as a percentage of the applicable benefit base.
Deducted annually(2) on each contract date anniversary for which the
benefit is in effect.)                                                   0.65%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniver-
sary for which the benefit is in effect.)                                0.35%
------------------------------------------------------------------------------------------------------------------------------------
Principal Protector(SM) benefit charge (Calculated as a percentage       0.35% for the 5% GWB
of the account value. Deducted annually(2) on each contract date anni-   Annual withdrawal option
versary, provided your GWB benefit base is greater than zero.)
                                                                         0.50% for the 7% GWB
                                                                         Annual withdrawal option

If you "step up" your GWB benefit base, we reserve the right to          0.60% for the 5% GWB
increase your charge up to:                                              Annual withdrawal option

                                                                         0.80% for the 7% GWB
                                                                         Annual withdrawal option

Please see "Principal Protector(SM)" in "Contract features and benefits" for more information about this feature, including its benefit base and the optional step up provision, and "Principal Protector(SM) charge" in "Charges and expenses," both later in this
Prospectus, for more information about when the charge applies.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (Calcu-
lated and deducted daily as a percentage of the outstanding loan
amount.)                                                                 2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------


     You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ----       ----
other expenses)(6)                                                                 0.64%      3.65%


Notes:


(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:


     The withdrawal charge percentage we use is determined by the contract year in         Contract
     which you make the withdrawal or surrender your contract. For each contribution,      Year
     we consider the contract year in which we receive that contribution to be "contract   1.........7.00%
     year 1")                                                                              2.........7.00%
                                                                                           3.........6.00%
                                                                                           4.........6.00%
                                                                                           5.........5.00%
                                                                                           6.........3.00%
                                                                                           7.........1.00%
                                                                                           8+........0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. For Principal Protector(SM) only (if available), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector(SM), the pro rata deduction for the Principal Protector(SM) charge is waived.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable , is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

                                                                    Fee table 15

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  "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios. (6)


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge of 0.009% of contract value.


The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:





------------------------------------------------------------------------------------------------------------------------------------
                                           If you surrender your contract at the        If you annuitize at the end of the
                                            end of the applicable time period                applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                          1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios    $1,385     $2,647     $3,902      $6,757     N/A       $2,647     $3,902      $6,757
(b) assuming minimum fees and
    expenses of any of the Portfolios    $1,069     $1,739     $2,457      $4,231     N/A       $1,739     $2,457      $4,231
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                       the end of the applicable time period
--------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   $685     $2,047     $3,402     $6,757
(b) assuming minimum fees and
    expenses of any of the Portfolios   $369     $1,139     $1,957     $4,231
--------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.



16 Fee table

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1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. In some states, our rules may vary. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only. The contract is no longer available to new purchasers.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VIII later in this Prospectus.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)             o After-tax money.             o For annuitants up to age 83
                                                                                                 at contract issue, no addi-
                                 o $500 (additional)            o Paid to us by check or         tional contributions may be
                                                                  transfer of contract value     made after attainment of
                                 o $100 monthly and $300          in a tax-deferred exchange     age 84, or, if later, the first
                                   quarterly under our auto-      under Section 1035 of the      contract date anniversary.*
                                   matic investment program       Internal Revenue Code.
                                   (additional)                                                o For annuitants age 84 or
                                                                                                 older at contract issue,
                                                                                                 additional contributions may
                                                                                                 be made up to one year
                                                                                                 from contract issue.*
------------------------------------------------------------------------------------------------------------------------------------

                                               Contract features and benefits 17

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o $5,000 (initial)             o Eligible rollover distribu-    o For annuitants up to age 83
                                                                  tions from 403(b) plans,         at contract issue, no addi-
                                 o $50 (additional)               qualified plans, and govern-     tional contributions may be
                                                                  mental employer 457(b)           made after attainment of
                                                                  plans.                           age 84, or, if later, the first
                                                                                                   contract date anniversary.*
                                                                o Rollovers from another
                                                                  traditional individual retire- o For annuitants age 84 or
                                                                  ment arrangement.                older at contract issue, addi-
                                                                                                   tional contributions may be
                                                                o Direct custodian-to-             made up to one year from
                                                                  custodian transfers from         contract issue.*
                                                                  another traditional indi-
                                                                  vidual retirement              o Contributions after age 70-1/2
                                                                  arrangement.                     must be net of required
                                                                                                   minimum distributions.
                                                                o Regular IRA contributions.
                                                                                                 o Although we accept regular
                                                                o Additional catch-up              IRA contributions (limited to
                                                                  contributions.                   $5,000) under rollover IRA
                                                                                                   contracts, we intend that the
                                                                                                   contract be used primarily
                                                                                                   for rollover and direct trans-
                                                                                                   fer contributions.

                                                                                                 o Additional catch-up contri-
                                                                                                   butions of up to $1,000 per
                                                                                                   calendar year where the
                                                                                                   owner is at least age 50 but
                                                                                                   under age 70-1/2 at any time
                                                                                                   during the calendar year for
                                                                                                   which the contribution is
                                                                                                   made.
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18 Contract features and benefits

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                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 85   o $5,000 (initial)             o Rollovers from another       o For annuitants up to age 83
IRA                                                               Roth IRA.                      at contract issue, no addi-
                                 o $50 (additional)                                              tional contributions may be
                                                                o Rollovers from a "desig-       made after attainment of
                                                                  nated Roth contribution        age 84, or, if later, the first
                                                                  account" under a 401(k)        contract date anniversary.*
                                                                  plan or 403(b) plan.
                                                                                               o For annuitants age 84 or
                                                                o Conversion rollovers from a    older at contract issue, addi-
                                                                  traditional IRA or other       tional contributions may be
                                                                  eligible retirement plan.      made up to one year from
                                                                                                 contract issue.*
                                                                o Direct transfers from
                                                                  another Roth IRA.            o Conversion rollovers after
                                                                                                 age 70-1/2 must be net of
                                                                o Regular Roth IRA contribu-     required minimum distribu-
                                                                  tions.                         tions for the traditional IRA
                                                                                                 or other eligible retirement
                                                                o Additional catch-up            plan which is the source of
                                                                  contributions.                 the conversion rollover.

                                                                                               o Before 2010, you cannot roll
                                                                                                 over funds from a traditional
                                                                                                 IRA or other eligible retire-
                                                                                                 ment plan if your adjusted
                                                                                                 gross income is $100,000 or
                                                                                                 more.

                                                                                               o Although we accept regular
                                                                                                 Roth IRA contributions (lim-
                                                                                                 ited to $5,000) under Roth
                                                                                                 IRA contracts, we intend
                                                                                                 that the contract be used
                                                                                                 primarily for rollover and
                                                                                                 direct transfer contributions.

                                                                                               o Additional catch-up contri-
                                                                                                 butions of up to $1,000 per
                                                                                                 calendar year where the
                                                                                                 owner is at least age 50 at
                                                                                                 any time during the calendar
                                                                                                 year for which the contribu-
                                                                                                 tion is made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 19

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**   20 through 85   o $5,000 (initial)             o With documentation of        o For annuitants up to age 83
                                                                  employer or plan approval,     at contract issue, no addi-
                                 o $500 (additional)              and limited to pre-tax         tional contributions may be
                                                                  funds, direct plan-to-plan     made after attainment of
                                                                  transfers from another         age 84,or, if later, the first
                                                                  403(b) plan or contract        contract date anniversary.*
                                                                  exchanges from another
                                                                  403(b) contract under the    o For annuitants age 84 or
                                                                  same plan.                     older at contract issue, addi-
                                                                                                 tional contributions may be
                                                                o With documentation of          made up to one year from
                                                                  employer or plan approval,     contract issue.*
                                                                  and limited to pre-tax
                                                                  funds, eligible rollover dis-o Contributions after age 70-1/2
                                                                  tributions from other 403(b)   must be net of any required
                                                                  plans, qualified plans, gov-   minimum distributions.
                                                                  ernmental employer 457(b)
                                                                  plans or traditional IRAs.   o We do not accept employer-
                                                                                                 remitted contributions.

                                                                                               o We do not accept after tax
                                                                                                 contributions, including des-
                                                                                                 ignated Roth contributions.
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)             o Only transfer contributions   o A separate QP contract must
                                                                  from other investments          be established for each plan
                                 o $500 (additional)              within an existing defined      participant.
                                                                  contribution qualified plan
                                                                  trust.                        o We do not accept regular
                                                                                                  ongoing payroll contribu-
                                                                o The plan must be qualified      tions or contributions
                                                                  under Section 401(a) of the     directly from the employer.
                                                                  Internal Revenue Code.
                                                                                                o Only one additional transfer
                                                                o For 401(k) plans, trans-        contribution may be made
                                                                  ferred contributions may        during a contract year.
                                                                  not include any after-tax
                                                                  contributions, including      o No additional transfer con-
                                                                  designated Roth contribu-       tributions after participant's
                                                                  tions.                          attainment of age 76 or, if
                                                                                                  later, the first contract date
                                                                                                  anniversary.

                                                                                                o Contributions after age 70-1/2
                                                                                                  must be net of any required
                                                                                                  minimum distributions.

                                                                                                o We do not accept contribu-
                                                                                                  tions from defined benefit
                                                                                                  plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


20 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 70   o $2,000 (initial)             o Regular traditional IRA        o No regular IRA contributions
IRA                                                               contributions.                   in the calendar year you turn
                                 o $50 (additional)                                                age 70-1/2 and thereafter.
                                                                o Additional catch-up
                                 o $50 under our automatic        contributions.                 o Regular contributions may
                                   investment program (addi-                                       not exceed $5,000.
                                   tional)                      o Eligible rollover distribu-
                                                                  tions from other 403(b)        o Additional catch-up contri-
                                                                  plans, qualified plans, and      butions of up to $1,000 per
                                                                  governmental employer            calendar year where the
                                                                  457(b) plans.                    owner is at least age 50 but
                                                                                                   under age 70-1/2 at any time
                                                                o Rollovers from another           during the calendar year for
                                                                  traditional individual retire-   which the contribution is
                                                                  ment arrangement.                made.

                                                                o Direct custodian-to-custodian  o Although we accept rollover
                                                                  transfers from another tra-      and direct transfer contribu-
                                                                  ditional individual              tions under the Flexible
                                                                  retirement arrangement.          Premium IRA contract, we
                                                                                                   intend that the contract be
                                                                                                   used for ongoing regular
                                                                                                   contributions.

                                                                                                 o Rollover and direct transfer
                                                                                                   contributions may be made
                                                                                                   up to attainment of age
                                                                                                   84.*

                                                                                                 o Rollover and direct transfer
                                                                                                   contributions after age 70-1/2
                                                                                                   must be net of required
                                                                                                   minimum distributions.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 85   o $2,000 (initial)             o Regular Roth IRA             o For annuitants up to age 83
Roth IRA                                                          contributions.                 at contract issue, no addi-
                                 o $50 (additional)                                              tional contributions may be
                                                                o Additional catch-up            made after the attainment
                                 o $50 under our automatic        contributions.                 of age 84, or, if later, the first
                                   investment program (addi-                                     contract date anniversary.*
                                   tional)                      o Rollovers from another
                                                                  Roth IRA.                    o Contributions are subject to
                                                                                                 income limits and other tax
                                                                o Rollovers from a "desig-       rules.
                                                                  nated Roth contribution
                                                                  account" under a 401(k)      o Regular Roth IRA contribu-
                                                                  plan or 403(b) plan.           tions may not exceed
                                                                                                 $5,000.
                                                                o Conversion rollovers from a
                                                                  traditional IRA or other     o Additional catch-up contri-
                                                                eligible retirement plan.        butions of up to $1,000 per
                                                                                                 calendar year where the
                                                                o Direct transfers from          owner is at least age 50 at
                                                                  another Roth IRA.              any time during the calendar
                                                                                                 year for which the contribu-
                                                                                                 tion is made.

                                                                                               o Although we accept rollover
                                                                                                 and direct transfer contribu-
                                                                                                 tions under the Flexible
                                                                                                 Premium Roth IRA contract,
                                                                                                 we intend that the contract
                                                                                                 be used for ongoing regular
                                                                                                 Roth IRA contributions.

                                                                                               o For annuitants age 84 and
                                                                                                 older at contract issue, addi-
                                                                                                 tional contributions may be
                                                                                                 made up to one year from
                                                                                                 contract issue.*
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for annuitant   Minimum
Contract type    issue ages*     contributions                  Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70            o $5,000 (initial)             o Direct custodian-to-        o Any additional contributions
Beneficiary                                                       custodian transfers of your   must be from the same type
Continuation                     o $1,000 (additional)            interest as a death benefi-   of IRA of the same deceased
Contract (tradi-                                                  ciary of the deceased         owner.
tional IRA or                                                     owner's traditional indi-
Roth IRA)                                                         vidual retirement           o Non-spousal beneficiary
                                                                  arrangement or Roth IRA to    direct rollover contributions
                                                                  an IRA of the same type.      from qualified plans, 403(b)
                                                                  plans and governmental        employer 457(b) plans may
                                                                                                be made to an Inherited IRA
                                                                                                contract under specified
                                                                                                circumstances.
------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. Please see Appendix VIII later in the Prospectus to see if additional contributions are permitted in your state.

*    Please see Appendix IX for variations that may apply to your contract.


** May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.



                                               Contract features and benefits 23

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OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

If the Spousal protection feature is available under your contract and is elected, the spouses must be joint owners, one of the spouses must be the annuitant, and both must be named as the only primary beneficiaries. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.


In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II later in this Prospectus for more information on QP contracts.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST. If you purchased the contract to fund a charitable remainder trust and elected either the Guaranteed minimum income benefit ("GMIB") or an enhanced death benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB and/or the enhanced death benefit base. See the discussion of these benefits later in this section.




HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions.




24  Contract features and benefits

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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust--Class B
Shares*                                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                   Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION        Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION      Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS            Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                      greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION          Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS                Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                      with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE          Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                    o ClearBridge Advisors, LLC
                                                                                           o Legg Mason Capital Management, Inc.
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND           To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                                 appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                             LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE         Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.
                                                                                           o RCM Capital Management LLC
                                                                                           o SSgA Funds Management, Inc.
                                                                                           o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                    o JPMorgan Investment Management Inc.
                                                                                           o Marsico Capital Management, LLC
                                                                                           o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

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------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust--Class B
Shares*                                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP          Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY                                                                            o Janus Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP          Long-term growth of capital.                            o Goodman & Co. NY Ltd.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP          Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE                                                                                  o Institutional Capital LLC
                                                                                        o MFS Investment Management
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP            Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH                                                                                 o Franklin Advisers, Inc.
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE      Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Tradewinds Global Investors, LLC
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR       High total return through a combination of current      o Pacific Investment Management Company
 BOND(1)                        income and capital appreciation.                          LLC
                                                                                        o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP          Long-term growth of capital.                            o Eagle Asset Management, Inc.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP          Long-term growth of capital.                            o Franklin Advisory Services, LLC
 VALUE                                                                                  o Pacific Global Investment Management
                                                                                          Company
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY         Long-term growth of capital.                            o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
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AXA Premier VIP Trust--Class IB
Shares*                                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.        o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME          Seeks to maximize income while maintaining prospects    o BlackRock Investment Management, LLC
 CORE(2)                        for capital appreciation.                               o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.                o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                          o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and secondarily    o AXA Equitable
 FOUNDING STRATEGY CORE(4)      seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA MUTUAL SHARES CORE(5)   Seeks to achieve capital appreciation, which may occa-   o BlackRock Investment Management, LLC
                                sionally be short-term, and secondarily, income.        o Franklin Mutual Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE          Seeks to increase value through bull markets and bear   o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY              markets using strategies that are designed to limit
                                exposure to general equity market risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.              o BlackRock Investment Management, LLC
 CORE(6)                                                                                o Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,  o BlackRock Investment Management, LLC
 EQUITY                         income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth    o BlackRock Investment Management
 VALUE                          of income, accompanied by growth of capital.              International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and income to  o Boston Advisors, LLC
 INCOME                         achieve an above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.        o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            o Bridgeway Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.                       o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(7)        Seeks to achieve a total return before expenses that    o AllianceBernstein L.P.
                                approximates the total return performance of the
                                Russell 3000 Index, including reinvestment of
                                dividends, at a risk level consistent with that of
                                the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses that    o SSgA Funds Management, Inc.
                                approximates the total return performance of the
                                Barclays Capital U.S. Aggregate Bond Index, including
                                reinvestment of dividends, at a risk level consistent
                                with that of the Barclays Capital U.S. Aggregate Bond
                                Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.           o Davis Selected Advisers, L.P.
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

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------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust--Class IB
Shares*                                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a
                              risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks to achieve long-term capital growth.                o Evergreen Investment Management
                                                                                          Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)              Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                        o Marsico Capital Management, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                    o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                   o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)        Seeks to achieve capital growth and current income.       o BlackRock Investment Management, LLC
                                                                                        o Evergreen Investment Management
                                                                                          Company, LLC
                                                                                        o First International Advisors, LLC (dba
                                                                                          "Evergreen International")
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR        Seeks to achieve long-term capital appreciation.          o BlackRock Investment Management, LLC
 EQUITY(10)                                                                             o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT    Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
 BOND INDEX                   approximates the total return performance of the
                              Barclays Capital Intermediate Government Bond Index,
                              including Barclays reinvestment of dividends, at a risk
                              level consistent with that of the Barclays Capital
                              Intermediate Government Bond Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS    Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                        o Hirayama Investments, LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                    o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE             Seeks to achieve long-term capital appreciation.          o JP Morgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS        Seeks to achieve long-term growth of capital with a sec-  o AXA Equitable
                              ondary objective to seek reasonable current income. For   o Institutional Capital LLC
                              purposes of this Portfolio, the words "reasonable         o SSgA Funds Management, Inc.
                              current income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX     Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                              approximates the total return performance of the Russell
                              1000 Growth Index, including reinvestment of dividends
                              at a risk level consistent with that of the Russell 1000
                              Growth Index.
-----------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust--Class IB
Shares*                                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital growth.              o AXA Equitable
                                                                                        o Marsico Capital Management, LLC

-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that    o SSgA Funds Management, Inc.
                                approximates the total return performance of the
                                Russell 1000 Value Index, including reinvestment of
                                dividends, at a risk level consistent with that of the
                                Russell 1000 Value Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.                  o AllianceBernstein L.P.
                                                                                        o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation       o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of     o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of     o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.                  o Lord, Abbett & Co. LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that    o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.        o AXA Equitable
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income,         o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                  o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                  o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appreciation.        o OppenheimerFunds, Inc.
 OPPORTUNITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.                  o OppenheimerFunds, Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of traditional     o Pacific Investment Management Company,
                                money market products while maintaining an emphasis on     LLC
                                preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                                moderate risk to capital.                               o AXA Equitable
                                                                                        o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced volatility o BlackRock Financial Management, Inc.
                                of principal.
-----------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

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 ----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust--Class IB
Shares*                                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                               applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before the   o AllianceBernstein L.P.
                                deduction of Portfolio expenses) the total return of
                                the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH         Seeks to achieve long-term capital appreciation and     o T. Rowe Price Associates, Inc.
 STOCK                          secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME        Seeks to achieve total return through capital           o UBS Global Asset Management
                                appreciiation with income as a secondary consideration.   (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.               o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Seeks to achieve capital growth.                          o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE     Seeks to provide above average current income and long-   o Morgan Stanley Investment Management Inc.
                              term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.





-------------------------------------------------------------------------------
 Footnote No.    Portfolio's Former Name
-------------------------------------------------------------------------------
                 AXA Premier VIP Trust
-------------------------------------------------------------------------------
        (1)     Multimanager High Yield
-------------------------------------------------------------------------------
                 EQ Advisors Trust
-------------------------------------------------------------------------------
        (2)     EQ/Franklin Income
-------------------------------------------------------------------------------
        (3)     EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------
        (4)     EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------------------------
        (5)     EQ/Mutual Shares
-------------------------------------------------------------------------------
        (6)     EQ/Templeton Growth
-------------------------------------------------------------------------------
        (7)     EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------
        (8)     EQ/Marsico Focus
-------------------------------------------------------------------------------
        (9)     EQ/Evergreen International Bond
-------------------------------------------------------------------------------
       (10)     EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------
       (11)     EQ/PIMCO Real Return
-------------------------------------------------------------------------------




You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.



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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.


Depending on the state where your contract was issued, your lifetime minimum rate ranges from 1.50% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2009 is 1.50%, 2.25%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if, on the date the contribution or transfer is to be applied, the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.
--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
Under the Special 10 year fixed maturity option (which is available only under contracts that offer GPB Option 2), additional contributions will have the same maturity date as your initial contribution (see "The guaranteed principal benefits" below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator(R) contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 17, 2009, the next available maturity date was February 16, 2016. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value


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adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amounts of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you selected was shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.



ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits (at contract issue only) or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-See Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.



THE GUARANTEED PRINCIPAL BENEFITS (INCLUDING PRINCIPAL ASSURANCE)

We offered a guaranteed principal benefit ("GPB") with two options. See Appendix VIII later in this Prospectus for more information on state availability and Appendix IX for contract variation and/or availability of these benefits. You could only elect one of the GPBs. Neither GPB was available under Inherited IRA contracts. We did not offer either GPB when the rate to maturity for the applicable fixed maturity option was 3%. Both GPB options allow you to allocate a portion of your total contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1 (also known as Principal assurance). If you elected either GPB, you could not elect the Guaranteed minimum income benefit, Principal Protector(SM), the systematic withdrawals option or the substantially equal withdrawals option. However, certain contract owners who elected GPB are not subject to these restrictions. See Appendix IX for information on what applies under your contract.

You could elect GPB Option 1 only if the annuitant was age 80 or younger when the contract was issued (after age 75, only the 7-year fixed maturity option was available). You could elect GPB Option 2 only if the annuitant was age 75 or younger when the contract was issued. GPB Option 2 is not available for purchase with any Flexible


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Premium IRA contract whether traditional or Roth. If you purchased an IRA, QP or Rollover TSA contract, before you either purchased GPB Option 2 or elected GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should have considered whether your value in the variable investment options, guaranteed interest option and permissible funds outside the contract were sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus. If you elected GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.



GUARANTEED PRINCIPAL BENEFIT OPTION 1 (UNDER CERTAIN CONTRACTS, THIS FEATURE IS CALLED "PRINCIPAL ASSURANCE"). GPB Option 1 was available at contract issue only. Under GPB Option 1, you selected a fixed maturity option at the time you signed your application. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option was calculated based upon the rate to maturity then in effect for the fixed maturity option you chose. Your contract contains information on the amount of your contribution allocated to the fixed maturity option. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. You allocated the remainder of your initial contribution to the investment options and guaranteed interest option however you chose (unless you elected a dollar cost averaging program, in which case the remainder of your initial contribution was allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1.


GUARANTEED PRINCIPAL BENEFIT OPTION 2. GPB Option 2 was only available at contract issue. IF YOU PURCHASED GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable. This feature was not available under all contracts.

We have specified the portion of your initial contribution, and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract contains information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions, transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

If you purchased the Guaranteed principal benefit option 2, you can not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.


There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 would not have been appropriate if you wanted to make additional contributions to your contract beyond the first six months after your contract was issued. If you later decide that you would like to make additional contributions to the Accumulator(R) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under the contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).


The purchase of GPB Option 2 also would not have been appropriate if you planned on terminating your contract before the maturity date of


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the Special 10 year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example, the guaranteed death benefits and Protection Plus(SM)). You should also note that if you intended to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 would not have been appropriate because of the guarantees already provided by these options. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging." If you elect Principal Protector(SM), you may not participate in the special dollar cost averaging program.

You may have your account value transferred to any of the variable investment options. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program was selected at the time you applied to purchase the Accumulator(R) contract, a 60 day rate lock was applied from the date of application. Any contribution(s) received during that 60 day period were credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option


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and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, the option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.
                      ----------------------------------
You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. If you elect a GPB and a dollar cost averaging program, 100% of your contributions not allocated to the fixed maturity option under the GPB must be allocated to the dollar cost averaging program you elect. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VIII later in this Prospectus for more information on state availability.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit (known as the "Living Benefit" under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% (OR 5%) ROLL-UP TO AGE 85 (USED FOR THE 6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
    plus

o daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:


o 6% (or 5%) with respect to the variable investment options (other than EQ/Intermediate Government Bond Index, EQ/Money Market and EQ/Short Duration Bond), and the account for special dollar



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  cost averaging; the effective annual rate is 4% in Washington. Please see Appendix VIII later in this Prospectus to see what roll-up rate applies in your state or Appendix IX for what applies to your contract; and


o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market, and EQ/Short Duration Bond, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),
                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you take a withdrawal from your contract, your benefit base will be reduced as described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. After such withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),
                                       or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).


GREATER OF 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit will not be eligible for another reset for five years. If after your death your spouse continues the contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.



It is important to note that once you have reset your Roll-Up benefit base a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.

For information about whether the Guaranteed death benefit/
Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please contact your financial professional for more information about availability in your state.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors


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for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


GUARANTEED MINIMUM INCOME BENEFIT OPTION


(DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, THIS BENEFIT MAY BE CALLED THE "LIVING BENEFIT." SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION.)

The Guaranteed minimum income benefit was available at issue if the annuitant was age 20 through 75 at the time the contract was issued. If you elected the Guaranteed minimum income benefit at purchase, you pay an additional charge that is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you purchased the contract as an Inherited IRA or if you elected a GPB option or Principal Protector(SM), the Guaranteed minimum income benefit is not available. Depending on when you purchased your contract, the Guaranteed minimum income benefit may have been available with Principal assurance. See Appendix IX later in this Prospectus for more information.

If you purchased the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.


Depending on when you purchased your contract, if you elected the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. Please see Appendix IX later in this Prospectus.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. Depending on when you purchased your contract, your options may be different. See Appendix IX later in this Prospectus for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:


--------------------------------------------------------------------------------
                       Level payments
--------------------------------------------------------------------------------
                                  Period certain years
         Annuitant's -----------------------------------------------------------
     age at exercise                 IRAs         NQ
      75 and younger                 10          10
--------------------------------------------------------------------------------
            76                        9          10
            77                        8          10
            78                        7          10
            79                        7          10
            80                        7          10
            81                        7           9
            82                        7           8
            83                        7           7
            84                        6           6
            85                        5           5

--------------------------------------------------------------------------------
We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.


The Guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit


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under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". Subject to availability, in general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.


o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o   On the contract date anniversary following the annuitant's 85th birthday.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices VIII and IX, later in this Prospectus.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option, if available) or the loan reserve account under Rollover TSA contracts.


-------------------------------------------------------------------------------
                                      Guaranteed minimum
      Contract date                income benefit -- annual
 anniversary at exercise            income payable for life
-------------------------------------------------------------------------------
            10                            $11,891
            15                            $18,597
-------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;

(ii)  if the annuitant was age 75 when the contract was issued or the

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      Roll-Up benefit base was reset, if applicable, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85.

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner/annuitant; and

(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

o A successor owner who is not the annuitant may not be able to exercise the Guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

o If the successor owner is the annuitant, the Guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the Guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

o If you designate your surviving spouse as successor owner, the Guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a standard death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges), and any taxes that apply. The standard death benefit was the only death benefit available for annuitants who were ages 76 through 85 at issue. The applicable issue ages may be different for certain contract owners, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. Once your contract has been issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms neces-


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sary to effect payment, OR your elected enhanced death benefit on the date of the annuitant's death, adjusted for subsequent withdrawals (and associated withdrawal charges) and taxes that apply, whichever provides the higher amount. If you elected the Spousal protection option, if available, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

If you elected one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.


OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANTS AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE FOR INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS. DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, YOUR AVAILABLE ISSUE AGES MAY HAVE BEEN OLDER AT THE TIME YOU PURCHASED YOUR CONTRACT.

Subject to state and contract availability (please see Appendix VIII for state availability of these benefits and Appendix IX for contract variations later in this Prospectus), the following enhanced death benefits were available:

o Annual Ratchet to age 85.

o 6% Roll-Up to age 85.


o The Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85.

o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

If you elected Principal Protector(SM), only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit were available.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


If you are using the contract to fund a charitable remainder trust, you must take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.


See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


PROTECTION PLUS(SM)

The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when your contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract. If you purchased the Protection Plus(SM) feature, you may not voluntarily terminate this feature. If you elected Principal Protector(SM), the Protection Plus(SM) feature is not available.

Depending on when you purchased your contract, if you elected the Protection Plus(SM) option described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o such death benefit less total net contributions, multiplied by 40%.

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus(SM) earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus(SM) earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix IX later in this Prospectus.


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If the annuitant was age 71 through 75 (this age may be higher for certain contract owners, depending on when you purchased your contract) when we issued your contract (or if the successor owner/ annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Protection Plus(SM) death benefit is calculated, please see Appendix VII.

If you elected Spousal protection, the Protection Plus(SM) benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus(SM) benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus(SM) benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature was available in your state.


PRINCIPAL PROTECTOR(SM)

The following section provides information about the Principal Protector(SM) option, which was only available at the time you purchased your contract. If Principal Protector(SM) was not elected when your contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently.

As described below, Principal Protector(SM) provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your GWB Annual withdrawal amount. Principal Protector(SM) is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See "Withdrawing your account value" in "Accessing your money" later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector(SM) could be elected at contract issue, for an additional charge, if the annuitant was age 0 through 85 for NQ contracts or age 20 through 75 for all IRA contracts. Please see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elected this benefit, you cannot terminate it.

Depending on when you purchased your contract, this feature may not have been available. See Appendix IX later in this Prospectus for more information.

If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector(SM) provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal Protector(SM) will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector(SM) and that beneficiary's portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector(SM) under the Beneficiary continuation option is subject to state availability. If it was approved in your state, it was added to your contract if you had already elected GWB. See "Beneficiary continuation option" under "Payment of death benefit" later in the Prospectus for more information on continuing Principal Protector(SM) under the Beneficiary continuation option.


If you purchased the contract as a TSA, QP or Inherited IRA, Principal Protector(SM) was not available. This benefit was also not available if you elected the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection Plus(SM), GPB Option 1 or GPB Option 2 or the special dollar cost averaging program. This benefit may not have been available under your contract. For more information, please see Appendix IX later in this Prospectus.


If you elected the Principal Protector(SM) option and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the Principal Protector(SM) makes provision for you to take lifetime required minimum distributions ("RMDs") without losing the value of the Principal Protector(SM) guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you. Please consult your tax adviser.

YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:


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o Your GWB benefit base increases by any additional contributions.

o Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

o Your GWB benefit base may also be increased under the Optional step up provision.

o Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector(SM).


YOUR GWB ANNUAL WITHDRAWAL AMOUNT

Your GWB Annual withdrawal amount is equal to either 5% or 7% ("Applicable percentage"), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchased your contract, you chose between two available GWB Annual withdrawal options:

o 7% GWB Annual withdrawal option

o 5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a "step up" of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF GWB EXCESS WITHDRAWALS

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

o If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

o The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.

Withdrawals in excess of your GWB Annual withdrawal amount significantly reduce or eliminate the value of Principal Protector(SM). If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the Guaranteed annual withdrawal amount, assuming the Guaranteed annual withdrawal amount is greater than the 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Using the example above, if the $8,000 withdrawal is a withdrawal of contributions subject to the withdrawal charge, the withdrawal charge would apply to the $3,000 (the amount of the withdrawal charge above the Guaranteed annual withdrawal amount of $5,000). See "Certain withdrawals" in "Charges and expenses" later in this Prospectus.

You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


In general, if you purchase the contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.


If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no


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additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.


EFFECT OF AUTOMATIC RESET

If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the "5-year rule" option and has not taken withdrawals. See "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.


EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution and your GWB Annual withdrawal amount will be equal to the greater of (i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, no additional contributions will be permitted.



THE OPTIONAL STEP UP PROVISION

Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.

As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal Protector(SM) charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. As of the date of the GWB benefit base step up, your beneficiary's GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and
(ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a one-time step up at no additional charge.


OTHER IMPORTANT CONSIDERATIONS

o Principal Protector(SM) protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing Principal Protector(SM). In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under Principal Protector(SM) will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector(SM) does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect


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   Principal Protector(SM). See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

o GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector(SM) if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector(SM) when you have a GWB benefit base that is greater than zero.

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

The contract was available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not have been available in all states. Please speak with your financial professional for further information.

Depending on when you purchased your contract, the contract may not have been available. See Appendix IX later in this Prospectus for more information.


The inherited IRA beneficiary continuation contract could only have been purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries are treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract could have been purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but may have elected to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.



o The beneficiary of the original IRA is the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust is the annuitant.


o An inherited IRA beneficiary continuation contract was not available for annuitants over age 70.

o The initial contribution had to be a direct transfer from the deceased owner's original IRA and was subject to minimum contribution amounts. See "How you can contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o   You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.


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o The Guaranteed minimum income benefit, successor owner/ annuitant feature, special dollar cost averaging program, automatic investment program, GPB Options 1 and 2, Principal Protector(SM) and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the annuity account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


This is provided for informational purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.


If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract, whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


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2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges*; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.
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* Depending on when you purchased your contract, your account value will be reduced by a pro rata portion of the administrative charge only. See Appendix IX later in this Prospectus for more information.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, if applicable, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, GPB Option 2, Principal Protector(SM) and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VIII later in this Prospectus for any state variations with regard to the termination of your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE (not available under all contracts). In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL PROTECTOR(SM) (NOT AVAILABLE UNDER ALL CONTRACTS). If you elected Principal Protector(SM) and your account value falls to zero due to


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a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary annuity contract, as discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:

o If your GWB benefit base equals zero, we will terminate your contract and make no payment.

o If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

o If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.

o If the Beneficiary continuation option is elected (not available in all states), and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:

     o If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal Protector(SM) charge will no longer apply.

     o If the beneficiary had elected the "5-year rule" and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.

ANNUITY BENEFIT. If the contract terminates and the remaining GWB benefit base is to be paid in installments, we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract date anniversary beginning on the next contract date anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.

The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal Protector(SM) will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.


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3. Transferring your money among investment options


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TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.

o   No transfers are permitted into the Special 10 year fixed maturity option.

New York has additional transfer restrictions. Please see Appendix VIII later in this Prospectus.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option, the interest sweep option and dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of


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the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options:
"Option I" and "Option II." Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.


To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:


   (a) the percentage you want invested in each investment option (whole percentages only), and

   (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.


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If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

For New York contracts, please see Appendix VIII for differences in your state.


You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


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4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract's current cash value, we will treat it as a request to surrender your contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the potential tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                                   Method of withdrawal
                          ------------------------------------------------------
                                                 Pre-age        Lifetime
                                                 59-1/2         required
                                             substantially     minimum
 Contract            Partial    Systematic       equal       distribution
--------------------------------------------------------------------------------
NQ                    Yes          Yes             No            No
--------------------------------------------------------------------------------
Rollover IRA          Yes          Yes            Yes            Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes          Yes            Yes            Yes
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Roth Conversion
 IRA                  Yes          Yes            Yes            No
--------------------------------------------------------------------------------
Flexible Premium
 Roth IRA             Yes          Yes            Yes            No
--------------------------------------------------------------------------------
Inherited IRA          No           No             No            ***
QP*                   Yes           No             No            Yes
--------------------------------------------------------------------------------
Rollover TSA**        Yes          Yes             No            Yes
--------------------------------------------------------------------------------

  * All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

 ** Employer or plan approval is required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


*** The contract pays out post-death required minimum distributions. See
    "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.



PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). If you already own your contract, the applicable free withdrawal percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election. If you already own your contract, the applicable percentages may be higher. See Appendix IX later in this Prospectus for information on what applies to your contract.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a Guaranteed principal benefit. This restriction may not apply


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to certain contract owners, depending on when you purchased your contract. See Appendix IX later in this Prospectus for more information.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Depending on when you purchased your contract, this option may not be available if you have elected a guaranteed principal benefit. This restriction may not apply to all contract owners. See Appendix IX later in this Prospectus for more information.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

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For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was pur-


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chased. See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable) in the order of the earliest maturity date(s) first. If the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).



HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2

In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Transfers out of the Special 10 year fixed maturity option will reduce the GPB Option 2 amount on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.

Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% (or 5%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% (or 5%) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% (or 5%) or less of the 6% (or 5%) Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% (or 5%) of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% (or 5%) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

The effect of withdrawals on your Guaranteed minimum income benefit and Guaranteed minimum death benefit (including the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) may be different. See Appendix IX later in this Prospectus for information on what applies to your contract.


HOW WITHDRAWALS AFFECT PRINCIPAL PROTECTOR(SM)

If you elected Principal Protector(SM), any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. Also, under certain contracts, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. If you are an existing contract owner, the rules in the preceding sentence may not apply under your contract or if the Guaranteed minimum income benefit no lapse guarantee is available and in effect on your contract. See Appendix IX later in this Prospectus for information. See also "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.



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SPECIAL RULES FOR PRINCIPAL PROTECTOR(SM). If you elected Principal Protector(SM), all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Principal Protector(SM)" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service."

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o It exceeds limits of federal income tax rules;

o Interest and principal are not paid when due; or

o In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan including any accrued and unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VIII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If fixed maturity option amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including Principal Protector(SM) (if applicable) if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal Protector(SM) benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash


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value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VIII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect Principal Protector(SM) and choose to annuitize your contract before the maturity date, Principal Protector(SM) will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal Protector(SM). See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o LIFE ANNUITY with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o LIFE ANNUITY with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recov-


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   ered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


The Income Manager(R) payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin. In most states, it may not be earlier than thirteen months from the Accumulator(R) contract date. Please see Appendix VIII later in this Prospectus for information on state variations. Except with respect to the Income


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Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date.


If you elected Principal Protector(SM) and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you will receive payments that are at least equal to what you would have received under Principal Protector until the point at which your GWB Benefit Base is depleted. After your GWB Benefit Base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as the payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your GWB Annual Withdrawal amount.

Please see Appendix VIII later in this Prospectus for variations that may apply in your state.


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5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary -- a charge for each optional benefit that you have elected: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal Protector(SM); and Protection Plus(SM).


o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you have elected this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. The fees and charges described are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX for the fees and charges that apply under your contract. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES



MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.75% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.


DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those


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amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable,) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                               Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
Percentage of
  contribution      7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

For contracts issued in New York, please see Appendix VIII later in this Prospectus for the New York withdrawal charge schedule applicable to monies withdrawn from and transferred among the fixed maturity options.

For Pennsylvania contracts for annuitants who are age 84 or 85 at issue, please see Appendix VIII later in this Prospectus for possible withdrawal charge schedule variations.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus. The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.

If you elected Principal Protector(SM), we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges, are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.

The applicable free withdrawal percentage may be higher for certain contract holders, depending on when you purchased your contract. See Appendix IX later in this Prospectus for the free withdrawal amount that applies under your contract.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.


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See Appendix IX later in this Prospectus to see if this waiver of the withdrawal charge applies under your contract.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or
       (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

       -- its main function is to provide skilled, intermediate, or custodial nursing care;

       -- it provides continuous room and board to three or more persons;

       -- it is supervised by a registered nurse or licensed practical nurse;

       -- it keeps daily medical records of each patient;

       -- it controls and records all medications dispensed; and

       -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elected the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you already own your contract, the charge may be as much as 0.30% of the Annual Ratchet to age 85 benefit base. Please see Appendix IX later in this Prospectus or your contract for more information.


GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.50% of the greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. For contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your contract for more information.

6% ROLL-UP TO AGE 85. If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base.


WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.

STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.

GUARANTEED PRINCIPAL BENEFIT OPTION 2

If you purchased GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal to 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first.


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If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT (THE "LIVING BENEFIT") CHARGE

If you elected the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. For certain contract owners, your charge may be less, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus or your Prospectus for the charge that applies under your contract.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option, if available).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee. This option is not available under all contracts.

PROTECTION PLUS(SM) CHARGE

If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


PRINCIPAL PROTECTOR(SM) CHARGE

If you elected Principal Protector(SM), we deduct a charge annually as a percentage of your account value on each contract date anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. For certain contract owners, this pro rata deduction may not apply under your contract, depending on when you purchased your contract. Please see Appendix IX later in this Prospectus. If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, we will not deduct a pro rata portion of the charge upon your death. However, the Principal Protector(SM) charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.

If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed


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immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal Protector(SM) benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal Protector(SM), the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.

OPTIONAL STEP UP CHARGE. Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal Protector(SM) with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal Protector(SM) with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract date anniversary following the step up and on all contract anniversaries thereafter.

If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see "Principal Protector(SM)" in "Contract features and benefits."

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees.

o 12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.


Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually owned IRA contracts (other than Inherited
IRAs).

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.


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o If Principal Protector(SM) was elected and if the "5-year rule" is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elected Principal Protector(SM), the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o   A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed in "Beneficiary continuation option" below.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2 and Principal Protector(SM). However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.

The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable Guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature.

We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

If you elected Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner


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of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this Prospectus. For information on the operation of this feature with Protection Plus(SM), see "Protection Plus(SM)" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.


SPOUSAL PROTECTION

SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus(SM) benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you had the right to elect the Spousal protection option at the time you purchased your contract at no additional charge. Both spouses must have been between the ages of 20 and 70 at the time the contract was issued and must each have been named the primary beneficiary in the event of the other's death.


The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus(SM) benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus(SM) benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus(SM) benefit.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Protection Plus(SM) benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.

o If you elected Principal Protector(SM), the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce but do not change the owner or primary beneficiary, Spousal protection continues.

Depending on when you purchased your contract, this feature may not be available to you. See Appendix IX later in this Prospectus for more information about your contract.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


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BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.


o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.


o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

    --  The beneficiary was 75 or younger on the original contract date.

    -- The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

   -- One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

   -- If there are multiple beneficiaries each beneficiary's interest in the GWB benefit base will be separately accounted for.

   -- As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.



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   -- If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

   -- If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

   -- Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.


o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o   Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.


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o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1," as discussed above in this section, Principal Protector(SM) may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.


o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

    -- The beneficiary was 75 or younger on the original contract date.

    -- The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

    -- One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

    -- If there are multiple beneficiaries, each beneficiary's interest in the GWB benefit base will be separately accounted for.

    -- As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

    -- If scheduled payments under "Withdrawal Option 2" is elected, the beneficiary's scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

    -- If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

    -- Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under "Withdrawal Option 2" rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.


If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals.

o   No withdrawal charges will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o   The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.


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7.  Tax information


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OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Principal Protector(SM) benefit, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


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CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES


The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:


o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must have been the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a


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death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";


o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the withdrawal option selected by the beneficiary;


o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). The ruling also does not address the effect of the retention of the Principal Protector(SM) feature discussed earlier in this Prospectus under "Contract features and benefits," which a non-spousal beneficiary may elect under certain conditions. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis; and

o   Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590


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("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. The traditional IRAs we offered were the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available were the Roth Conversion IRA and Flexible Premium Roth IRA. We also offered the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payment (as opposed to payments from a fixed income annuitization option).

For some of the contracts covered by this Prospectus, we have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. For others, we have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have submitted the respective forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under any series of Accumulator(R) traditional and Roth IRA contracts.


Your right to cancel within a certain number of days


This is provided for informational purposes only. Since the contract is no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth
IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


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If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income ("AGI") is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits to deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).

To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum     Equals    the adjusted
 --------------------       x        regular         =        deductible
  divided by $10,000               contribution              contribution
                                   for the year                 limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on someone else's tax return and your adjusted gross income cannot exceed $50,000 ($55,000 after cost of living indexing adjustment for 2009). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

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o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan, or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (for every year except 2009) "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. The Accumulator(R) IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in



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some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions to traditional IRAs


Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional
     IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:

o    the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o    the entire amount received is rolled over to another traditional
     IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.


Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provi-


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sions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your Required Beginning
Date, which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term


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certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.


If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.


Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the



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traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eli gible retirement plans ("conversion rollover" contributions); or


o tax-free rollover contributions from other Roth individual retire ment arrangements or designated Roth accounts under defined contribution plans; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009, $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, between $166,000 and $176,000 after adjustment); or



o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2009, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.


Rollovers and direct transfer contributions to Roth IRAs


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make a rollover between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA;

o    a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-     year
     rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

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o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.



Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original


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SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

o    Direct transfers from a Roth IRA to another Roth IRA;

o    Qualified distributions from a Roth IRA; and

o Return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b) Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:


(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

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Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.


Excess contributions to Roth IRAs


Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "Traditional individual retirement annuities (traditional
IRAs)."

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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
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FINAL REGULATIONS UNDER SECTION 403(B)



In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.



EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) TSA
CONTRACT


Because the Accumulator(R) TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, contributions and exchanges to an Accumulator(R) TSA contract are extremely limited as described below. Accumulator(R) TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered"



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403(b) annuity contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.


Contributions to an Accumulator(R) TSA contract may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) TSA contract and other funding vehicles under the plan.


AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS


Because the Accumulator(R) Rollover TSA contracts are or have been purchased through direct transfers, the characterization of funds in the contract can remain the same as under the prior contract. We provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.


EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. It is unlikely that rollover or direct transfer contributions can be made for an individual no longer actively participating in a 403(b) plan; however, there may be circumstances where an individual must take a required minimum distribution from a distributing plan or contract before rolling over or transferring the distribution to the Accumulator(R) contract. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution. For calendar year 2009 only, account-based required minimum distribution withdrawals are suspended, so certain rollovers which would be impermissible in other years may be made.


ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if still employed; or

o   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) annuity contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Because AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract, amounts that would be free of distribution restrictions in a traditional IRA, for example, are subject to distribution restrictions in the Accumulator(R) TSA contract.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient


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403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:


o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o the owner dies; or

o the plan under which the Accumulator(R) TSA contract is purchased is terminated.


If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse


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might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.



EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, prior to 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules. Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.


Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


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REQUIRED MINIMUM DISTRIBUTIONS


Please note the temporary suspension of account-based required minimum distribution withdrawals, both lifetime and post-death, in calendar year 2009.


Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


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Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS


Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.


A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING
QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 49;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 17, 2009 and the related price per $100 of maturity value were as shown below:






--------------------------------------------------------------------------------
  Fixed Maturity
  Options with
   February 17th          Rate to               Price
 Maturity Date of     Maturity as of         Per $100 of
   Maturity Year    February 17, 2009      Maturity Value
--------------------------------------------------------------------------------
        2010               3.00%*              $ 97.09
        2011               3.00%*              $ 94.26
        2012               3.00%*              $ 91.51
        2013               3.00%*              $ 88.84
        2014               3.00%*              $ 86.25
        2015               3.00%*              $ 83.74
--------------------------------------------------------------------------------



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   Fixed Maturity
   Options with
   February 17th            Rate to                    Price
 Maturity Date of         Maturity as of            Per $100 of
   Maturity Year         February 17, 2009         Maturity Value
--------------------------------------------------------------------------------
        2016                3.12%                     $ 80.64
        2017                3.42%                     $ 76.40
        2018                3.61%                     $ 72.66
        2019                3.75%                     $ 69.19
--------------------------------------------------------------------------------



HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


    (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.


   (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Secu-


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rities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such cases, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had its signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


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o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging received the interest rate in effect on that business day. At certain times, we may have offered the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.



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ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS


The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Protection Plus(SM), Guaranteed principal benefit option 2, and/or the Principal Protector(SM) ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. For certain contract owners, this restriction may not apply to you, depending on when you purchased your contract. See Appendix IX for more information. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation


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paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


92  More information

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9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



                             Incorporation of certain documents by reference  93

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Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.25%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                               -------------------------------------
                                                                                               2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.22    $   15.35   $  14.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        23,024       23,506     22,269
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54    $   12.00   $  11.48
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        11,977        5,888      5,079
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.06    $   12.65   $  12.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        15,870       14,367     13,188
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.97    $   13.37   $  12.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        68,049       69,894     68,613
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.93    $   14.74   $  14.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        97,959      104,476     99,167
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.87    $   14.18   $  13.88
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,704       10,999     12,334
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.18    $   10.93   $  10.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,898        2,207      2,015
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.75    $   20.03   $  18.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,362        9,113      8,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.05    $   16.55   $  14.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,292        3,394      3,592
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.74    $   11.10   $  11.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           719          720        562
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.51    $   11.29   $  11.07
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,638        1,608      2,099
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.07    $   14.48   $  14.49
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,950        7,283      7,573
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.10    $   19.73   $  18.13
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,161        7,019      7,280
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.68    $    7.00   $   6.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,451        4,851      5,155
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58    $  11.79     $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,752       5,189         186
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93    $  10.80     $ 10.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,564       1,608         153
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.31    $  11.09     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,710       3,924          78
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69    $  11.30     $ 10.52
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         49,852      22,917       1,082
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.41    $  11.78     $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         58,275      20,548         815
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.69    $  12.32     $ 10.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,642       5,278         307
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.17    $  10.17     $ 10.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,844       1,271         119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.88    $  13.07     $ 11.20
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,355       1,996          93
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.35    $  12.12     $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,764       1,487         109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.36          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             76          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.05    $  10.41     $ 10.17
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,352         417          19
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.14    $  11.94     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,492       4,028         189
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61    $  13.34     $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,025       1,602          73
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.97    $   5.69          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,884         224          --
------------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

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                          www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                           ----------------------------------------
                                                                                            2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.18    $  13.27    $  11.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           812         841         860
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.33    $  12.45    $  11.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,851       3,847       3,646
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.15    $  13.67    $  13.62
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        11,194      12,780       4,859
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.00    $  11.26    $  11.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,356       2,330       2,166
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.67    $  11.12    $  10.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,935       2,234         597
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.82    $  14.24    $  13.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,559      11,374      11,573
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.30    $  10.75    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,500       1,927       1,258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.54    $  13.34    $  12.14
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,079       2,119       1,943
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.08    $  10.51    $  10.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,337       5,438       1,560
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.42    $   9.77    $  10.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           759         459         191
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.93    $   9.52          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,488       2,777          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.12    $  11.89    $  11.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,492       1,654       1,305
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 20.70    $  30.24    $  28.02
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,324       2,364       1,848
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.97    $  11.09    $  10.89
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,724      13,997      13,554
------------------------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.59    $  19.45    $  17.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,012       7,341       7,928
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.66    $  16.38    $  14.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,783       1,672       1,109
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.51    $  14.31    $  14.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,391       1,615       1,576
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.53     $ 10.74     $ 10.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            679         278          17
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.27     $ 10.86     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,914         271          34
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.31     $ 11.75     $ 10.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,008       2,468         154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.40          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            732          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09     $ 11.73     $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,047       5,582         374
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            100          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.61     $ 11.31     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,920       1,379          85
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            475          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.87     $ 23.18          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,166          78          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.60     $ 10.50     $ 10.21
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,991       4,339         252
------------------------------------------------------------------------------------------------------------------------------------
 EQ International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.52     $ 12.55     $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,898       3,195         150
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            358          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34     $ 12.02     $ 10.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,298         769          63
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

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                          www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                           -----------------------------------------
                                                                                                      December 31,
                                                                                               2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.71    $  14.10    $  13.74
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           913         965       1,098
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.75    $  13.91    $  12.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,387       2,459       2,328
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.10    $  14.91    $  13.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,751       1,842       1,399
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.46    $  10.43    $  11.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,968       2,132       2,181
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.07    $  14.42    $  15.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        17,011      19,821      13,336
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.06    $  10.67    $  10.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,362       2,086       1,819
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.86    $  12.54    $  12.28
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,713       1,737       1,836
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.76    $  12.85    $  11.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,147         928         841
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.41    $  12.30    $  12.39
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,815       4,081       3,813
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.05    $  15.35    $  13.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        16,060      16,822      17,558
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.03    $  16.04    $  15.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,169       8,656       9,034
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.11    $  15.27    $  15.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,616       6,788       7,522
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.82    $  10.73    $  10.38
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,274       4,875       3,721
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  3.91    $   5.90    $   4.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,564       2,019       1,387
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.57    $  10.75    $  10.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,806       3,036       1,134
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.78    $  11.58    $  11.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,127         772         217
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.75    $  11.16    $  10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           358         378         111
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32     $ 11.64     $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,065         679          51
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58     $ 11.08     $ 10.36
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,804         829          60
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27     $ 11.40     $ 10.25
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            992         530          22
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            386          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.77     $ 12.26     $ 10.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,974       5,206         329
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            753          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            757          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            415          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,971          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63     $ 11.55     $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,004       4,974         348
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.66     $ 13.00     $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,968       3,775         306
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.15     $ 12.87     $ 11.06
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,055       2,897         148
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.06     $  9.93     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,172       1,335         252
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.64     $  4.46          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,014         143          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                 2008        2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  6.57    $  10.77     $ 11.10         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               575         469         122         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.28    $  10.85     $  9.86    $  9.94          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)            10,323       7,128       6,212      2,883          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.29    $  11.15     $ 10.80    $ 10.54     $ 10.46       $ 10.21
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,340       4,076       4,096       3.152      1,612            84
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.32    $  10.66     $ 10.25    $  9.99          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,426       1,111       1,130        333          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  9.41    $  14.46     $ 14.92    $ 12.84     $ 12.47       $ 10.73
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,503       3,740       3,972      2,861       1,702           121
-----------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.16    $  17.81     $ 16.82    $ 17.74     $ 17.28            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,665       1,733         578        688          53            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  6.34    $  10.85     $ 10.76         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,872       2,332         950         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  3.73    $   6.30     $  6.30    $  5.59     $  5.19            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             1,764       2,181       2,323      1,420          96            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  7.16    $  11.50     $ 11.94    $ 10.44          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             4,223       4,546       4,735      2,313          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 14.72    $  34.95     $ 24.92    $ 18.41     $ 14.04       $ 11.50
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             5,840       6,239       6,367      4,108       1,431            64
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  8.40    $  16.15     $ 13.36    $ 12.38          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,245       2,890       2,067        742          --            --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  5.00    $   8.29          --         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             9,478      10,172          --         --          --            --
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  7.59    $  14.42     $ 13.11    $ 12.63     $ 11.82       $ 10.68
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)               834         861       1,071        674         354            14
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 11.41    $  11.28     $ 10.75    $ 10.49     $ 10.44       $ 10.18
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             6,075       5,597       5,510      4,598       2,892           202
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.01    $  13.85     $ 12.87    $ 12.40     $ 11.74       $ 10.60
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             2,953       3,186       3,336      2,552       1,325            79
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $  9.67    $  12.80     $ 12.57    $ 11.58     $ 11.38       $ 10.60
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             6,014       7,564       8,081      6,661       3,911           371
-----------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                    $ 10.69    $  20.51     $ 18.47    $ 14.93     $ 13.09       $ 11.25
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)             3,883       4,242       4,388      2,637       1,558            68
-----------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2008        2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.40     $ 14.06     $ 13.56       $ 12.09     $ 11.47     $ 10.59
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         907       1,045       1,032           794         424          26
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.86     $ 12.71     $ 11.57       $ 11.70     $ 11.03     $ 10.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,547       2,651       2,678         2,153       1,580         113
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.87     $ 15.97     $ 15.61       $ 13.24     $ 12.52     $ 11.08
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,032       4,381       4,449         3,350       1,540         106
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.30     $ 14.89     $ 13.48       $ 12.45     $ 11.63     $ 10.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,663       2,916       3,239         2,543       1,570         142
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.40     $ 14.86     $ 15.04       $ 13.27     $ 12.52     $ 11.01
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,512       2,709       2,904         2,263       1,454         126
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.19     $  9.08     $  8.87       $  8.15     $  7.67          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,114       4,708       3,735         1,820          59          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.20     $ 13.36     $ 15.00       $ 13.08     $ 12.66     $ 10.95
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       6,215       7,198       8,534         6,948       3,850         232
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  7.60     $ 14.54     $ 12.46       $ 11.76     $ 10.70     $ 10.32
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,241       2,424       2,251         1,745         969          57
-----------------------------------------------------------------------------------------------------------------------------------




A-5 Appendix I: Condensed financial information

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                e-delivery today at www.axa-equitable.com/green



The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   2008       2007       2006       2005       2004
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   8.33    $  13.87       $  13.22    $  11.35    $  10.63
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,515       3,160          1,827       1,271         728
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  10.08    $  11.46       $  10.96    $  10.43    $  10.31
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             4,014       1,472          1,143         397         373
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   9.47    $  11.89       $  11.41    $  10.62    $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,920       2,173          1,249         849         695
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  40.26    $  53.95       $  51.39    $  47.15    $  45.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             4,257       4,308          4,475       4,798       5,029
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   8.99    $  13.34       $  12.70    $  11.22    $  10.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            11,250      10,734          8,825       5,795       3,138
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $ 158.94    $ 286.24       $ 279.98    $ 256.01    $ 248.43
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               330         392            463         545         613
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  20.97    $  20.49       $  19.41    $  19.05    $  19.04
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,492       2,914          3,131       3,491       4,043
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  10.08    $  20.70       $  18.75    $  15.37    $  13.49
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             4,586       5,414          5,626       5,792       5,816
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  11.62    $  21.26       $  18.44    $  17.12    $  15.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             2,429       2,805          3,494       3,815       4,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $   6.76    $  11.12       $  11.39    $  10.37          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               162         159             79           9          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  10.28    $  11.04       $  10.82    $  10.79    $  10.16
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               523         462            691       1,352         339
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  15.38    $  24.53       $  24.54    $  20.54    $  20.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,698       4,290          4,984       5,635       6,364
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $  14.25    $  25.30       $  23.24    $  18.71    $  17.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             3,321       4,143          4,607       4,933       4,781
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   4.70    $   7.03       $   6.86    $   5.99    $   5.71
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,732       1,373          1,698       1,681         216
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   5.48    $  10.13       $   9.14    $   8.79    $   8.18
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                               470         554            625         723         782
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   8.16    $  13.87       $  13.31    $  12.54    $  12.08
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             1,900       1,946          1,982       2,062       2,149
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   $   7.92    $  13.28       $  13.23    $  11.95    $  11.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            12,691      15,162          6,465       7,166       8,080
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    2003        2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  42.39    $  36.01           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,208       1,221           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 220.33    $ 149.11     $ 226.39       $ 256.74     $ 303.01
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                548         222          154            188          205
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  18.91    $  18.73           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,619       1,850           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.55    $   8.65           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              5,125       1,285           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  13.80    $   9.91     $  14.38       $  16.78     $  14.94
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,091       1,279          105            191           50
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  18.49    $  14.26           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              5,670       1,591           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  14.22    $  11.24     $  13.65       $  17.60     $  20.32
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              4,396       1,445          154            182          199
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                 --          --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.00    $   6.33     $   8.70             --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                744         182           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.58    $   9.46     $  13.00       $  17.41     $  21.43
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              2,153         710          193            235          245
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  10.41    $   8.01     $  10.76       $  11.12     $  10.62
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              7,741       2,252           17             10            3
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-6

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2008       2007          2006       2005       2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.01    $  11.28       $  11.10    $  10.41          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          404         415            436         161          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.68    $  11.12       $  10.85          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,290         963            302          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.62    $  31.69       $  30.56    $  26.88    $  26.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,596       6,323          7,331       8,383       9,053
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.32    $  10.76       $   9.97    $   9.75          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,734       1,003            493          38          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  7.10    $   9.93       $   9.03    $   8.63    $   8.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,933       1,978          2,218       2,770       3,237
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  7.09    $  10.52       $  10.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,264       2,628            664          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.43    $   9.77       $  10.83          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          431         171             78          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.94    $   9.52             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          757         863             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.14    $  11.91       $  11.66    $  10.51          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          307         362            321          81          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 20.92    $  30.54       $  28.28    $  24.09    $  23.37
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          932         909            341         297          62
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.11    $  16.73       $  14.69    $  12.47    $  10.78
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,199       5,905          6,892       7,621       8,017
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.68    $  16.40       $  14.29    $  11.51          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          688         594            240          40          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.31    $  14.80       $  14.53    $  14.13    $  13.99
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,625      10,033         10,809      11,494      11,977
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.47    $  15.91       $  16.31    $  13.71    $  13.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,221       2,625          3,079       3,795       3,942
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.80    $  10.99       $  10.71    $   9.60    $   9.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,449       2,815          3,293       3,821       4,211
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  5.02    $   7.96       $   7.07    $   7.20    $   6.34
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,977       4,750          5,507       5,789       6,068
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.67    $  17.49       $  15.31    $  14.38    $  13.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,206       1,461          1,300       1,516       1,558
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  4.47    $  10.44       $  11.24    $  10.64          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          320         528            605          93          --
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2003        2002        2001           2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.92     $ 18.94     $ 24.71       $ 28.47          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           8,439       2,393          71            78          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.95     $  5.82          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,600         551          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.60     $  7.33     $  8.73       $ 11.17     $ 13.97
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           6,516       1,628          26            23          15
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.60     $ 13.32     $ 12.30       $ 11.04     $ 10.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          11,974       3,674         280            14         139
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.19     $  9.73     $ 12.16       $ 13.21     $ 12.52
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,680       1,342         324           341         423
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.23     $  6.83     $  8.75       $ 10.54     $ 10.74
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           4,026         993          77            42          31
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.92     $  4.86     $  7.15       $  9.52     $ 11.80
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           5,986       2,292          89           114          79
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.00     $  9.39     $ 14.47       $ 22.21     $ 27.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,506         496         147           214         227
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              --          --          --            --          --
-----------------------------------------------------------------------------------------------------------------------------------


A-7 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                            2008       2007           2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.61    $  17.16       $  18.20    $  15.17    $  14.56
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                      14,916      18,463         13,475      14,461      15,533
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 11.08    $  10.68       $  10.07    $  10.01          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         900         549            370         139          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  7.87    $  12.56       $  12.29    $  10.61          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         322         319            438          94          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.78    $  12.87       $  11.77    $  10.57          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         357         140            117          54          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  7.43    $  12.32       $  12.40    $  11.16          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         649         722            597         444          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 11.01    $  18.67       $  16.57    $  15.34    $  14.02
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       9,776      11,637         13,414      14,341      14,238
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.94    $  13.86       $  12.98    $  11.78    $  11.21
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       8,228       9,544         11,305      12,783      13,609
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.34    $  17.32       $  17.81    $  16.03    $  14.57
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       5,211       6,623          8,423       8,724       9,029
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 31.90    $  31.62       $  30.57    $  29.61    $  29.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,708       1,791          1,365       1,411       1,417
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  3.93    $   5.93       $   4.97    $   4.66    $   4.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,807         871            143         137          13
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.58    $  10.76       $  10.71          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         922         999            372          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.79    $  11.59       $  11.10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         328         315            135          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.75    $  11.17       $  10.94          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         171         142             12          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.57    $  10.78       $  11.10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         179         115             20          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.30    $  10.86       $   9.86    $   9.94          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,734       1,641          1,522       1,269          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 15.94    $  17.26       $  16.71    $  16.29    $  16.17
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,700       3,276          3,669       4,057       4,383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.34    $  10.68       $  10.26    $   9.99          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         478         339            356         189          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.97    $  16.85       $  17.38    $  14.94    $  14.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,545       2,937          3,525       3,854       4,174
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                               2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.99     $ 10.22     $ 11.97      $ 11.75     $ 12.13
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         14,531       4,578         114           54          46
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.84     $  9.91     $ 11.35           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         13,403       2,875           2           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   9.78     $  6.89     $  8.56      $ 10.00          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         12,491       2,799          19            7          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.51     $  9.51     $ 11.28      $ 10.98          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          8,508       3,161          37            9          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  29.33     $ 29.52     $ 29.51      $ 28.84     $ 27.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          1,972       1,554         256          266         360
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.77     $ 15.42          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          4,326       1,432          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.48     $  8.66     $ 11.07      $ 10.99     $ 11.51
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          3,847       1,053          23           18          18
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-8

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                            2008        2007        2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 10.27     $ 17.99    $  16.98      $  17.90    $  17.42         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,438       1,687          96            88          19         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.35     $ 10.86    $  10.76            --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         561         775         237            --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  3.75     $  6.32    $   6.33      $   5.61    $   5.21         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         283         498         473           215          12         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  7.17     $ 11.51    $  11.95      $  10.44          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         493         559         811           393          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 11.30     $ 26.83    $  19.12      $  14.12    $  10.76    $  8.81
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,004       3,820       4,088         4,095       3,531     27,090
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.42     $ 16.17    $  13.37      $  12.39          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         971         936         320           133          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.01     $  8.29          --            --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,885       1,897          --            --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 35.69     $ 67.76    $  61.57      $  59.29    $  55.46    $ 50.07
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         162         185         238           264         269        265
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 12.32     $ 12.17    $  11.59      $  11.30    $  11.24    $ 10.96
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       8,401       9,376      10,117        11,139      12,384     12,153
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.48     $ 13.11    $  12.18      $  11.72    $  11.09    $ 10.01
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,706       2,899       3,342         3,665       3,994      3,394
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $ 25.79     $ 34.12    $  33.49      $  30.83    $  30.28    $ 28.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,545       3,358       3,901         4,366       4,900      4,511
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.89     $ 18.96    $  17.07      $  13.79    $  12.09    $ 10.38
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       2,888       3,283       3,610         3,367       3,660      3,008
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  7.70     $ 12.89    $  12.42      $  11.07    $  10.50    $  9.69
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       1,747       2,196       2,469         2,709       2,980      2,952
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.76     $ 10.67    $   9.71      $   9.82    $   9.24    $  8.77
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,514       3,987       4,513         5,006       6,362      5,953
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  9.15     $ 14.81    $  14.47      $  12.27    $  11.60    $ 10.26
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,173       4,869       5,608         6,137       6,199      5,210
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  6.79     $ 12.18    $  11.01      $  10.17    $   9.50    $  8.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       4,628       5,331       6,249         7,050       8,108      7,657
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  8.78     $ 13.87    $  14.03      $  12.38    $  11.67    $ 10.25
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       3,405       4,059       4,691         5,098       5,827      5,443
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  5.21     $  9.12    $   8.90      $   8.17    $   7.70         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         728         884         680           554          19         --
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      2002       2001       2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  5.72    $  6.15    $  6.56      $ 11.08
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  737         43         55           52
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 36.85    $ 52.44    $ 70.94      $ 82.86
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  161        153        185          213
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 10.69         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                4,285         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  7.91         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  929         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 23.29    $ 24.29    $ 24.42      $ 27.13
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  903        221        260          329
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  7.82         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  923         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  7.65         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1,004         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  6.80         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2,130         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  7.92         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1,722         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  6.21         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                2,602         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  7.38         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                1,889         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --         --         --           --
-----------------------------------------------------------------------------------------------------------------------------------


A-9 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008

-----------------------------------------------------------------------------------------------------------------------------------
                                                    For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                           2008        2007        2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $ 10.90     $ 17.76      $ 19.94     $ 17.38     $ 16.80
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      4,558       5,608        6,898       7,963       8,796
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                             $  6.52     $ 12.47      $ 10.68     $ 10.07     $  9.16
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)      2,156       2,575        2,567       2,975       3,498
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                    For the years ending December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                     2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $ 14.55     $ 10.70     $ 12.57      $ 10.81     $ 9.23
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 8,124       2,322         111           41         20
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                        $  8.83     $  5.67          --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                 1,530         306          --           --         --
-----------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-10

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Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


This information is provided for historical purposes only. The contract is no longer available to new purchasers.

Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

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Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2009 to a fixed maturity option with a maturity date of February 15, 2017 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2013(a).





-------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                                  rate to maturity
                                                                              ("j" in the calculations
                                                                                       below)
                                                                                 February 15, 2013
-------------------------------------------------------------------------------------------------------
                                                                                   5.00%        9.00%
-------------------------------------------------------------------------------------------------------
 As of February 15, 2013 before withdrawal
-------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
-------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
-------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
-------------------------------------------------------------------------------------------------------
 On February 15, 2013 after $50,000 withdrawal
-------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                          $  3,637     $ (3,847)
-------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
-------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
-------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
-------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
-------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:
          Maturity value                            $171,882
          ________________             =            ________________               where j is either 5% or 9%
                                                      (1+j)(1,461/365)
            (1+j)(D/365)

 (c)      Fixed maturity amount is based on the following calculation:
          Maturity value                            $171,882
          ________________             =            ________________
            (1+h)(D/365)                              (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

     Fixed maturity amount x (1+h)(D/365) = ($84,741 or $77,257) x
(1+0.07)(1,461/365)

                               Appendix III: Market value adjustment example C-1

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Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



--------------------------------------------------------------------------------
   End of
 contract                       6% Roll-Up to age 85    Annual Ratchet to age 85
   year       Account value      benefit base(1)            benefit base
--------------------------------------------------------------------------------
     1         $105,000           $  106,000(1)             $  105,000(3)
--------------------------------------------------------------------------------
     2         $115,500           $  112,360(2)             $  115,500(3)
--------------------------------------------------------------------------------
     3         $129,360           $  119,102(2)             $  129,360(3)
--------------------------------------------------------------------------------
     4         $103,488           $  126,248(1)             $  129,360(4)
--------------------------------------------------------------------------------
     5         $113,837           $  133,823(1)             $  129,360(4)
--------------------------------------------------------------------------------
     6         $127,497           $  141,852(1)             $  129,360(4)
--------------------------------------------------------------------------------
     7         $127,497           $  150,363(1)             $  129,360(4)
--------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


6% ROLL-UP TO AGE 85

(1) At the end of contract years 1 and 4 through 7, the 6% Roll-Up to age 85 enhanced death benefit is greater than the current account value.

(2) At the end of contract years 2 and 3, the 6% Roll-Up to age 85 enhanced death benefit is equal to the current account value.


ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown is the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


D-1 Appendix IV: Enhanced death benefit example

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Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" Guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.42)% and 3.58% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 Annual Ratchet to age 85" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.61%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical illustrations E-1

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus(SM)
  Guaranteed minimum income benefit

                                                          Greater of 6%
                                                             Roll-Up
                                                        to age 85 or the
                                                             Annual                                     Lifetime Annual
                                                        Ratchet to age 85                      Guaranteed Minimum Income Benefit
                                                           Guaranteed                          ----------------------------------
                                                                           Total Death Benefit
                                                          Minimum Death      with Protection      Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit            Plus(SM)            Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      95,917  101,896    88,917    94,896   106,000  106,000    108,400  108,400     N/A      N/A      N/A      N/A
 62        3      91,867  103,774    85,867    97,774   112,360  112,360    117,304  117,304     N/A      N/A      N/A      N/A
 63        4      87,845  105,628    81,845    99,628   119,102  119,102    126,742  126,742     N/A      N/A      N/A      N/A
 64        5      83,845  107,452    78,845   102,452   126,248  126,248    136,747  136,747     N/A      N/A      N/A      N/A
 65        6      79,859  109,241    76,859   106,241   133,823  133,823    147,352  147,352     N/A      N/A      N/A      N/A
 66        7      75,884  110,987    74,884   109,987   141,852  141,852    158,593  158,593     N/A      N/A      N/A      N/A
 67        8      71,912  112,682    71,912   112,682   150,363  150,363    170,508  170,508     N/A      N/A      N/A      N/A
 68        9      67,936  114,319    67,936   114,319   159,385  159,385    183,139  183,139     N/A      N/A      N/A      N/A
 69       10      63,951  115,890    63,951   115,890   168,948  168,948    196,527  196,527     N/A      N/A      N/A      N/A
 74       15      43,595  122,388    43,595   122,388   226,090  226,090    276,527  276,527   14,266   14,266   14,266   14,266
 79       20      21,731  125,467    21,731   125,467   302,560  302,560    383,584  383,584   20,393   20,393   20,393   20,393
 84       25           0  123,006         0   123,006         0  404,893          0  493,179   34,821   34,821   34,821   34,821
 89       30           0  127,237         0   127,237         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 94       35           0  135,360         0   135,360         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 95       36           0  137,145         0   137,145         0  429,187          0  517,472     N/A      N/A      N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical illustrations

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Appendix VI: Guaranteed principal benefit example

--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 17, 2009. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance. GPB Options 1 and 2 were only available at issue. The dates in the example are provided for illustrative purposes only.




---------------------------------------------------------------------------------------------------------
                                                                                          Assuming 100%
                                                                                           in variable
                                                      Assuming    Under GPB   Under GPB     investment
                                                    100% in FMO    Option 1    Option 2      options
---------------------------------------------------------------------------------------------------------
Amount allocated to FMO on February 17, 2009
based upon a 3.75% rate to maturity                   100,000       69,190      40,000          --
---------------------------------------------------------------------------------------------------------
Initial account value allocated to the variable
investment options on February 17, 2009                  0          30,810      60,000       100,000
---------------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on
February 17, 2019                                     144,534      100,000      57,813          0
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 17, 2019 , assuming a 0% gross rate of
return)                                               144,534      124,116    100,297**       78,272
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 17, 2019 , assuming a 6% gross rate of
return)                                               144,534      143,798    136,131**      142,154
---------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding
together the value at the maturity date of the
applicable fixed maturity option plus the value of
amounts in the variable investment options on
February 17, 2019 , assuming a 10% gross rate of
return)                                               144,534      163,975    172,968**      207,642
---------------------------------------------------------------------------------------------------------


** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.


                           Appendix VI: Guaranteed principal benefit example F-1

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Appendix VII: Protection Plus(SM) example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. If you purchased your contract after approximately September 2003, the example shown in the second and third columns apply. For all other contract owners, the example in the last two columns apply. The calculation is as follows:

                                                                                                        $3000            $6000
                                                                                                     withdrawal -     withdrawal -
                                                              No          $3000         $6000         Pro rata         Pro rata
                                                           withdrawal   withdrawal    withdrawal      Treatment        Treatment
-----------------------------------------------------------------------------------------------------------------------------------
A   Initial Contribution                                    100,000        100,000       100,000     100,000           100,000
-----------------------------------------------------------------------------------------------------------------------------------
B   Death Benefit: prior to withdrawal.*                    104,000        104,000       104,000     104,000           104,000
-----------------------------------------------------------------------------------------------------------------------------------
    Protection Plus Earnings: Death Benefit less net
C   contributions (prior to the withdrawal in D).            4,000         4,000         4,000           N/A               N/A
    B minus A.
-----------------------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                 0         3,000         6,000        3,000            6,000
-----------------------------------------------------------------------------------------------------------------------------------
    Withdrawal % as a % of AV (assuming Death
E   Benefit = AV)                                             0.00%         N/A           N/A          2.88%            5.77%
    greater of D divided by B
-----------------------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Protection Plus
F   earnings                                                    0           0           2,000           N/A               N/A
    greater of D minus C or zero
-----------------------------------------------------------------------------------------------------------------------------------
    Net Contributions (adjusted for the withdrawal in D)
G                                                            100,000        100,000       98,000       97,115           94,231
    A reduced for E or F
-----------------------------------------------------------------------------------------------------------------------------------
    Death Benefit (adjusted for the withdrawal in D)
H                                                            104,000        101,000       98,000      101,000           98,000
    B minus D
-----------------------------------------------------------------------------------------------------------------------------------
    Death Benefit less Net Contributions
I                                                             4,000         1,000           0          3,885            3,769
    H minus G
-----------------------------------------------------------------------------------------------------------------------------------
J   Protection Plus Factor                                      40%         40%           40%            40%              40%
-----------------------------------------------------------------------------------------------------------------------------------
    Protection Plus Benefit
K
    I times J                                                 1,600          400            0          1,554            1,508
-----------------------------------------------------------------------------------------------------------------------------------
    Death Benefit: Including Protection Plus
L
    H plus K                                                 105,600        101,400       98,000      102,554           99,508
-----------------------------------------------------------------------------------------------------------------------------------

* The Death Benefit is the greater of the Account Value or any applicable death benefit.


G-1 Appendix VII: Protection Plus(SM) example

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Appendix VIII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


Certain information is provided for historical purpose only. The contract is no longer available to new purchasers.

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also the "Contract Variations" appendix later in this Prospectus for information about the availability of certain features and their charges, if applicable, under your contract.



STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                        Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to      If you reside in the state of California and you are age
                cancel within a certain number of days"                   60 and older at the time the contract is issued, you may
                                                                          return your variable annuity contract within 30
                                                                          days from the date that you receive it and receive a
                                                                          refund as described below.

                                                                          If you allocate your entire initial contribution to
                                                                          the money market account (and/or guaranteed interest
                                                                          option, if available), the amount of your refund will
                                                                          be equal to your contribution less interest, unless
                                                                          you make a transfer, in which case the amount of your
                                                                          refund will be equal to your account value on the date
                                                                          we receive your request to cancel at our processing
                                                                          office. This amount could be less than your initial
                                                                          contribution. If you allocate any portion of your
                                                                          initial contribution to the variable investment
                                                                          options (other than the money market account) and/or
                                                                          fixed maturity options, your refund will be equal to
                                                                          your account value on the date we receive your request
                                                                          to cancel at our processing office.
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA         See "Transfer of ownership, collateral assignments,       The second paragraph in this
                loans and borrowing" in "More information"                section is deleted.
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Selecting an annuity payout option" under "Your      Annuity payments may be elected twelve months from the
                annuity payout options" in "Accessing your money"         contract date.
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND        Fixed maturity options                                    Not Available

                Guaranteed principal benefit option1 and Guaranteed       Not Available
                principal benefit option 2
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Automatic investment program                              Not Available

                Annual administrative charge                              The annual administrative charge continuation option is
                                                                          elected. amounts allocated to the Guaranteed interest
                                                                          option.

                See "How you can purchase and contribute to your          Additional contributions are limited to the first three
                contract" in "Contract features and benefits"             years after the contract issue date only.


                See "Disability, terminal illness, or confinement to      This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in
                "Charges and expenses"
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA       See "Principal Protector(SM)" in "Contract features and   Principal Protector(SM) is discontinued if the
                benefits" and "Beneficiary continuation option" in        Beneficiary continuation option is elected.
                "Payment of death benefit"
-----------------------------------------------------------------------------------------------------------------------------------

                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-1

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-----------------------------------------------------------------------------------------------------------------------------------
 State     Features and Benefits                                          Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK   Greater of the 6% Roll-Up or Annual Ratchet Guaran-            Not Available (you have a choice of the standard death
           teed minimum death benefit                                     benefit or the Annual Ratchet to age 85
                                                                          guaranteed minimum death
                                                                          benefit), as described earlier
                                                                          in this Prospectus.

           Guaranteed minimum death benefit/guaranteed mini-              Not Available
           mum income benefit roll-up benefit base reset
           Principal Protector(SM)                                        Not Available

           Protection Plus(SM)                                            Not Available

           See "Contract features and benefits" -- "Self directed         No more than 25% of any contribution may be allocated
           allocation" (for contracts issued from approximately           to the guaranteed interest option.
           February 2004 to present).

           See "Insufficient account value" in "Determining your          If your account value in the variable investment options
           contract's value"                                              and the fixed maturity options is insufficient to pay the
                                                                          annual administrative charge, or the Annual Ratchet
                                                                          to age 85 death benefit charge and/or the guaranteed
                                                                          minimum income benefit charge, and you have no account
                                                                          value in the guaranteed interest option, your contract
                                                                          will terminate without value, and you will lose any
                                                                          applicable benefits. See "Charges and expenses" earlier
                                                                          in this Prospectus.

           See "Transferring your account value" in "Transferring         The following information is added as the sixth and
           your money among investment options" (for contracts            seventh bullets in this section:
           issued from approximately February 2004 to present).
                                                                        o In all contract years, a transfer into the guaranteed
                                                                          interest option will not be permitted if such transfer
                                                                          would result in more than 25% of the annuity account
                                                                          value being allocated to the guaranteed interest
                                                                          option, based on the annuity account value as of the
                                                                          previous business day.

                                                                          Under Option II, transfers into the Guaranteed interest
           See "Rebalancing your account value" in "Transferring          option not permitted if they violate are the transfer
           your money among investment options" (for contracts            rules.
           issued from approximately February 2004 to present).

           See "The amount applied to purchase an annuity                 For fixed annuity period certain payout options only,
           payout option" in "Accessing your money"                       the amount applied to the annuity benefit is the greater
                                                                          of the cash value or 95% of what the account value
                                                                          would be if no withdrawal charge applied.
           See "Annuity maturity date" in "Accessing your
           money"                                                         The maturity  date by which you must take a lump sum
                                                                          withdrawal or  select an annuity payout option is
                                                                          as follows:
                                                                                      Maximum
                                                                          Issue age   Annuitization age
                                                                          ---------   -----------------
                                                                          0-80        90
                                                                          81          91
                                                                          82          92
                                                                          83          93
                                                                          84          94
                                                                          85          95
                                                                          Please see this section earlier in this Prospectus for
                                                                          more information.


H-2 Appendix VIII: State contract availability and/or variations of certain features and benefits

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-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                    Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,       See "Charges and expenses"                                With regard to the Annual administrative, Annual Ratchet
(CONTINUED)                                                               to age 85 death benefit, Guaranteed principal benefit
                                                                          option 2 and Guaranteed minimum income benefit charges,
                                                                          respectively, we will deduct the related charge, as
                                                                          follows for each: we will deduct the charge from your
                                                                          value in the variable investment options on a pro rata
                                                                          basis. If those amounts are insufficient, we will deduct
                                                                          all or a portion of the charge from the fixed maturity
                                                                          options (other than the Special 10 year fixed maturity
                                                                          option) in the order of the earliest maturity date(s)
                                                                          first. If such fixed maturity option amounts are
                                                                          insufficient, we will deduct all or a portion of the
                                                                          charge from the account for special dollar cost averaging
                                                                          (not available if the Guaranteed principal benefit
                                                                          option is elected). If such amounts are still
                                                                          insufficient, we will deduct any remaining portion from
                                                                          the Special 10 year fixed maturity option. If the
                                                                          contract is surrendered or annuitized or a death benefit
                                                                          is paid, we will deduct a pro rata portion of the
                                                                          charge for that year. A market value adjustment will
                                                                          apply to deductions from the fixed maturity options
                                                                          (including the Special 10 year fixed maturity option).


                                                                          Deductions from the fixed maturity options (including the
                                                                          Special 10 year fixed maturity option) cannot cause the
                                                                          credited net interest for the contract year to fall below
                                                                          1.5%.


                                                                          With regard to the Annual administrative, either enhanced
                                                                          death benefit and the Guaranteed minimum income benefit
                                                                          charges only, if your account value in the variable
                                                                          investment options and the fixed maturity options is
                                                                          insufficient to pay the applicable charge, and you
                                                                          have no account value in the guaranteed interest
                                                                          option, your contract will terminate without value and
                                                                          you will lose any applicable guaranteed benefits.
                                                                          Please see "Insufficient account value" in
                                                                          "Determining your contract's value" earlier in this
                                                                          Prospectus.

                Fixed maturity options -- withdrawal charges              The withdrawal charge that applies to withdrawals
                                                                          taken from amounts in the fixed maturity options will
                                                                          never exceed 7% and will be determined by applying the
                                                                          New York Alternate Scale I shown below. If you
                                                                          withdraw amounts that have been transferred from one
                                                                          fixed maturity option to another, we use the New York
                                                                          Alternate Scale II (also shown below) if it produces a
                                                                          higher charge than Alternate Scale I.

                                                                          The withdrawal charge may not exceed the withdrawal
                                                                          charge that would normally apply to the contract. If a
                                                                          contribution has been in the contract for more than 7
                                                                          years and therefore would have no withdrawal charge,
                                                                          no withdrawal charge will apply. Use of a New York
                                                                          Alternate Scale can only result in a lower charge. We
                                                                          will compare the result of applying Alternate Scale I
                                                                          or II, as the case may be, to the result of applying
                                                                          the normal withdrawal charge, and will charge the
                                                                          lower withdrawal charge.

                                                                          ------------------------------------------------------
                                                                          NY Alternate Scale I         NY Alternate Scale II
                                                                          Year of investment in fixed  Year of transfer within
                                                                          maturity option*             fixed maturity option*
                                                                          ------------------------------------------------------
                                                                          Within year 1         7%     Within year 1          5%
                                                                          ------------------------------------------------------
                                                                                 2              6%           2                4%
                                                                          ------------------------------------------------------
                                                                                 3              5%           3                3%
--------------------------------------------------------------------------------------------------------------------------------


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-3

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-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                           Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK,                                                        NY Alternate Scale I          NY Alternate Scale II
(CONTINUED)                                                      Year of investment in fixed   Year of transfer within fixed
                                                                 maturity option*              maturity option*
                                                                 ---------------------------------------------------------
                                                                 4  4%                         4  2%
                                                                 ---------------------------------------------------------
                                                                 5  3%                         5  1%
                                                                 ---------------------------------------------------------
                                                                 6   2%                      After year 5  0
                                                                 ---------------------------------------------------------
                                                                 7  1%
                                                                 ---------------------------------------------------------
                                                                 After year 7  0%              Not to exceed 1% times the
                                                                                               number of years remaining in
                                                                                               the fixed maturity option,
                                                                                               rounded to the higher number
                                                                                               of years. In other words,
                                                                                               if 4.3 years remain, it
                                                                                               would be a 5% charge.
                                                                 ---------------------------------------------------------
                                                                 * Measured from the contract date anniversary prior to the date of the contribution or transfer

                                                                 If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

                                                                 You should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option with the shortest available maturity. If we are not offering other fixed maturity options, we will transfer your maturity value to the EQ/Money Market option.

                                                                 The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower "free withdrawal amount" than what would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.
-----------------------------------------------------------------------------------------------------------------------------------
OREGON          Guaranteed minimum death benefit/Guaranteed      Not Available
                minimum income benefit roll-up benefit base
                reset

                Guaranteed minimum income benefit no lapse       Not Available
                guarantee

                Fixed maturity options                           Not Available

                Guaranteed principal benefit option 1 and        Not Available
                Guaranteed principal benefit option 2

                Flexible Premium IRA and                         Not Available
                Flexible Premium Roth IRA

                See "How you can purchase and contribute to      o Subsequent contributions are not permitted. This is a single
                your contract" in "Contract features and           premium product.
                benefits"
                                                                 o Section 1035 exchanges, rollovers, multiple assignments
                                                                   and/or transfers are permitted provided that all documenta-
                                                                   tion is complete and received with the application.
-----------------------------------------------------------------------------------------------------------------------------------


H-4 Appendix VIII: State contract availability and/or variations of certain features and benefits

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-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                           Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
OREGON,         See "Lifetime required minimum distribution      We generally will not impose a withdrawal charge on minimum
(CONTINUED)     withdrawals" in "Accessing your money"           distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum
                                                                 withdrawal previously taken in the same contract year, the mini-
                                                                 mum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution withdrawals outside of our automatic
                                                                 RMD service, you must notify us using our request form. Such minimum distribution withdrawals must be based solely on your contract's account value.


                See "Selecting an annuity payout option" in      The annuity commencement date may not be earlier than seven
                "Accessing your money"                           years from the contract issue date.

                See "Disability, terminal illness, or            Item (i) is deleted in its entirety.
                confinement to nursing home" under
                "Withdrawal charge" in "Charges and expenses"

                Automatic Investment Program                     Not Available

                See "Special dollar cost averaging program" in   The special dollar cost averaging program may only be selected
                "Contract Features and Benefits"                 at the time of application.

                See "We require that the following types of
                communications be on specific forms we provide   The following is added:
                for that purpose:" in "Who is AXA Equitable?"    (20) requests for required minimum distributions, other than pursuant to our automatic RMD service.
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                    Your contract refers to contributions as premiums.

                Contribution age limitations                     The following contribution limits apply:

                                                                                Maximum
                                                                 Issue age      Contribution age
                                                                 ---------      ----------------
                                                                 0-75           79
                                                                 76             80
                                                                 77             81
                                                                 78-80          82
                                                                 81-83          84
                                                                 84             85
                                                                 85             86

                Special dollar cost averaging program            In Pennsylvania, we refer to this
                                                                 program as "enhanced rate dol-
                                                                 lar cost averaging."

                Withdrawal charge schedule for issue ages        For annuitants that are ages 84 and 85 when the contract is
                84 and 85                                        issued in Pennsylvania, the withdrawal charge will be
                                                                 computed in the same manner as for other contracts as
                                                                 described in "Charges and expenses" under "Withdrawal charge"
                                                                 earlier in this Prospectus, except that the withdrawal charge schedule will be different. For these contracts, the withdrawal charge schedule will be 5% of each contribution made in the first contract year, decreasing by 1% each subsequent contract year to
                                                                 0% in the sixth and later contract years.
-----------------------------------------------------------------------------------------------------------------------------------


                Appendix VIII: State contract availability and/or variations of certain features and benefits H-5

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-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                           Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA,   See "Annuity maturity date" in "Accessing your   The maturity date by which you must take a lump sum with-
(CONTINUED)     money"                                           drawal or select an annuity payout option is as follows:

                                                                             Maximum
                                                                 Issue age   annuitization age
                                                                 ---------   -----------------
                                                                 0-75        85
                                                                 76          86
                                                                 77          87
                                                                 78-80       88
                                                                 81-85       90

                Loans under Rollover TSA contracts               Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult your tax adviser before taking a loan that exceeds the Internal Revenue
                                                                 Code limits.
-----------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, Inherited IRA, QP and Rollover TSA       Not Available
                contracts

                Beneficiary continuation option (IRA)                   Not Available

                Tax Information -- Special rules for NQ contracts       Income from NQ contracts we issue is U.S. source. A
                                                                        Puerto Rico resident is subject to U.S. taxation on
                                                                        such U.S. source income. Only Puerto Rico source
                                                                        income of Puerto Rico residents is excludable from
                                                                        U.S. taxation. Income from NQ contracts is also
                                                                        subject to Puerto Rico tax. The calculation of the
                                                                        taxable portion of amounts distributed from a contract
                                                                        may differ in the two jurisdictions. Therefore, you
                                                                        might have to file both U.S. and Puerto Rico tax
                                                                        returns, showing different amounts of income from the
                                                                        contract for each tax return. Puerto Rico generally
                                                                        provides a credit against Puerto Rico tax for U.S.
                                                                        tax paid. Depending on your personal situation and the
                                                                        timing of the different tax liabilities, you may not
                                                                        be able to take full advantage of this credit.
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and      The annual administrative charge will not be deducted
                expenses"                                               from amounts allocated to the Guaranteed interest option.
-----------------------------------------------------------------------------------------------------------------------------------
UTAH            See "Transfers of ownership, collateral assignments,    The second paragraph in this section is deleted.
                loans and borrowing" in "More information"
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT         Loans under Rollover TSA contracts                      Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences. Please consult
                                                                        your tax adviser before taking a loan that exceeds the
                                                                        Internal Revenue Code limits.
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option (for contracts issued from   Not Available
                approximately December 2004-December 2006)

                Investment simplifier -- Fixed-dollar option and        Not Available
                Interest sweep option

                Fixed maturity options                                  Not Available

                Guaranteed Principal Benefit Options 1 and 2            Not Available

                Income Manager(R) payout option                         Not Available

                Protection Plus(SM)                                     Not Available
-----------------------------------------------------------------------------------------------------------------------------------


H-6 Appendix VIII: State contract availability and/or variations of certain features and benefits

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-----------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                  Availability or Variation
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON,     Special dollar cost averaging program (for contracts    o Available only at issue.
(CONTINUED)     issued from approximately December 2004-December        o Subsequent contributions cannot be used to elect new
                2006)                                                     programs. You may make subsequent contributions to the
                                                                          initial programs while they are still running.

                See "Guaranteed minimum death benefit" in "Con-        You have a choice of the standard death benefit, the Annual
                tract features and benefits"                           Ratchet to age 85 enhanced death benefit, or the Greater of
                                                                       4% Roll-Up to age 85 or the Annual Ratchet to age 85
                                                                       enhanced death benefit.

                See "Annual administrative charge" in "Charges and     The annual administrative charge will be deducted from the
                expenses"                                              value in the variable investment options on a pro rata basis.

                See "Withdrawal charge" in "Charges and expenses"      The 10% free withdrawal amount applies to full surrenders.

                See "Disability, terminal illness, or confinement to   The annuitant has qualified to receive Social Security
                nursing home" under "Withdrawal charge" in             disability benefits as certified by the Social Security
                "Charges and expenses"                                 Administration or a statement from an independent U.S.
                                                                       licensed physician stating that the annuitant meets the
                                                                       definition of total disability for at least 6 continuous
                                                                       months prior to the notice of claim. Such disability
                                                                       must be re-certified every 12 months.
-----------------------------------------------------------------------------------------------------------------------------------


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-7

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Appendix IX: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

-----------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period       Feature/Benefit                              Variation
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - November 2002    Inherited IRA beneficiary Continuation       Unavailable -- accordingly, all references in
                              contract                                     this Prospectus to "Inherited IRA beneficiary
                                                                           Continuation contract" are deleted in their
                                                                           entirety.
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2003    Guaranteed minimum income benefit            The fee for this benefit was 0.45%.
                              Annual Ratchet to age 85                     The fee for this benefit was 0.20%.
                              6% Roll-Up to age 85                         The fee for this benefit was 0.35%.
                              The Greater of 6% Roll-Up to age 85 of the   The fee for this benefit was 0.45%.
                              Annual Ratchet to age 85
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003   The guaranteed principal benefits            GPB 2 -- unavailable

                                                                           GPB 1 known as Principal assurance.

                                                                           GPB 1 available with both systematic and
                                                                           substantially equal withdrawals.

                                                                           GPB 1 available with the Guaranteed minimum
                                                                           income benefit.

                              Spousal protection                           Unavailable -- accordingly, all references in
                                                                           this Prospectus to "Spousal protection" are
                                                                           deleted in their entirety.

                              Maximum contributions                        The maximum contributions permitted under all
                                                                           Accumulator series contracts with the same
                                                                           owner or annuitant is $1,500,000.

                              NQ contract maximum issue age                90

                              Guaranteed minimum death benefit maximum     84 (not including Flexible Premium IRA and QP
                              issue age                                    contracts)

                              Protection Plus                              The maximum issue age for this benefit was
                                                                           79.

                                                                           For issue ages 71-79, the applicable death
                                                                           benefit will be multiplied by 25%.

                                                                           In calculating the death benefit, contributions
                                                                           are decreased for withdrawals on a pro rata
                                                                           basis.
-----------------------------------------------------------------------------------------------------------------------------------

I-1 Appendix IX: Contract variations

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-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - September 2003, continued   Guaranteed option charges      If the contract is surrendered or annuitized or
                                                                        the a death benefit is paid on a date other than
                                                                        the contract date anniversary, we will not
                                                                        deduct a pro rata portion of the charge for any
                                                                        applicable guaranteed benefit.

                                         Withdrawals treated as         We will not treat a withdrawal that results in
                                         surrenders                     a cash value of less than $500 as a request for a
                                                                        surrender. We will not terminate your contract
                                                                        if you do not make contributions for three
                                                                        contract years.

                                         Guaranteed minimum income     Subject to state availability, this option
                                         benefit option                guarantees you a minimum amount of fixed
                                                                       income under your choice of a life annuity fixed
                                                                       payout option or an Income Manager level
                                                                       payment life with a period certain payout
                                                                       option known as the Living Benefit.

                                         Annuitant issue age           Ages 86-90. For contracts with an annuitant
                                                                       who was age 86-90 at issue, the following
                                                                       apply: (1) standard death benefit only was
                                                                       available, and (2) no withdrawal charge
                                                                       applies.

                                         Partial withdrawals           Your free withdrawal amount is 15%.

                                         Systematic withdrawals        Your systematic withdrawal may not exceed
                                                                       1.20% (monthly), 3.60% (quarterly) or 15%
                                                                       (annually) of account value.
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2004                   Principal Protector(SM)       Unavailable -- accordingly, all references in
                                         benefit                       this Prospectus to "Principal Protector" are
                                                                       deleted in their entirety.

-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2004               Termination of guaranteed     Your guaranteed benefits will not automatically
                                         benefits                      terminate if you change ownership of your NQ
                                                                       contract.

                                         Ownership Transfer
                                         of NQ                         If you transfer ownership of your NQ contract,
                                                                       your guaranteed benefit options will not be
                                                                       automatically terminated.

-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005                No lapse guarantee            Unavailable. Accordingly, all references to this
                                                                       feature are deleted in their entirety.
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005                Roll-Up benefit base reset    Unavailable. Accordingly, all references to this
                                                                       feature are deleted in their entirety.
-----------------------------------------------------------------------------------------------------------------------------------
April 2002 - current                     Guaranteed interest option    Your lifetime minimum interest rate is either
                                                                       1.5%, 2.25% or 3.0% (depending on the state
                                                                       and time where your contract was issued).
-----------------------------------------------------------------------------------------------------------------------------------
March 2003 - September 2003              Annual Ratchet to age 85      The fee for this benefit is 0.30%.
                                         6% Roll-Up to age 85          The fee for this benefit is 0.45%.
                                         Guaranteed minimum income     The fee for this benefit is 0.60%.
                                         benefit
-----------------------------------------------------------------------------------------------------------------------------------


                                            Appendix IX: Contract variations I-2

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-----------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004                   Guaranteed minimum income benefit and
                                                Greater of the 6% Roll-Up to age 85 or the
                                                Annual Ratchet to age 85 enhanced death
                                                benefit:

                                                o Benefit base crediting rate               The effective annual interest credited
                                                                                            to the applicable benefit base is 5%.*
                                                                                            Accordingly, all references in this
                                                                                            Prospectus to the "6% Roll-Up benefit
                                                                                            base" are deleted in their entirety
                                                                                            and replaced with "5% Roll-Up benefit
                                                                                            base."

                                                o Fee table                                 Greater of the 5% Roll-Up to age 85
                                                                                            or the Annual Ratchet to age 85
                                                                                            enhanced death benefit charge: 0.50%.*

                                                                                            Guaranteed minimum income benefit
                                                                                            charge: 0.55%*

                                                o Effect of withdrawals on your Greater     Withdrawals will reduce each of the
                                                  of the 5% Roll-Up to age 85 or the        benefit bases on a pro rata basis only.
                                                  Annual Ratchet to age 85 enhanced
                                                  death benefit
-----------------------------------------------------------------------------------------------------------------------------------
September 2003 - February 2004 (for the         How withdrawals affect your Guaranteed      In calculating whether your withdrawal
Guaranteed minimum income benefit) and          minimum income benefit and Greater of the   will reduce your the Roll-Up benefit
January 2004 - February 2005 (for the Greater   6% Roll-Up to age 85 or the Annual Ratchet  base portion of your Guaranteed minimum
of the 6% Roll-Up to age 85 or the Annual       to age 85 enhanced death benefit:           income benefit base on a pro rata or
Ratchet to age 85 enhanced death benefit:)                                                  dollar-for-dollar basis, withdrawal
                                                                                            charges will be included in the
                                                                                            withdrawal amount.

-----------------------------------------------------------------------------------------------------------------------------------
September 2003 - present                        6% Roll-Up to age 85 enhanced death         Unavailable -- accordingly all
                                                benefit                                     references to this feature are deleted
                                                                                            in their entirety.
-----------------------------------------------------------------------------------------------------------------------------------
January 2004 - present                          Greater of 5% Roll-Up to age 85 or the      Unavailable -- accordingly all
                                                Annual Ratchet to age 85 enhanced death     references to this feature are deleted
                                                benefit                                     in their entirety.
-----------------------------------------------------------------------------------------------------------------------------------

* Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in "Contract features and benefits" and "Accessing your money," earlier in this Prospectus.


I-3 Appendix IX: Contract variations

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page

Who is AXA Equitable?                                                        2
Unit Values                                                                  2

Calculation of Annuity Payments                                              2
Custodian and Independent Registered Public Accounting Firm                  3
Distribution of the Contracts                                                3
Financial Statements                                                         3



How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

-----------------------------------------------------------------------------

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2009.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip













                          x02407/Core '02/'04, '07/'07.5, 8.0/8.2 and 9.0 Series

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Accumulator(R)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2009

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.



--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging ("investment options").


This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.





--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*           o EQ/Boston Advisors Equity Income
o AXA Conservative Allocation*         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation*    o EQ/Capital Guardian Growth
o AXA Moderate Allocation*             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation*        o EQ/Caywood-Scholl High Yield Bond
o EQ/AllianceBernstein International   o EQ/Common Stock Index**
o EQ/AllianceBernstein Small Cap       o EQ/Core Bond Index
  Growth                               o EQ/Davis New York Venture
o EQ/Ariel Appreciation II             o EQ/Equity 500 Index
o EQ/AXA Franklin Income Core**        o EQ/Evergreen Omega
o EQ/AXA Franklin Small Cap Value      o EQ/Focus PLUS**
  Core**                               o EQ/GAMCO Mergers and Acquisitions
o EQ/AXA Franklin Templeton Founding   o EQ/GAMCO Small Company Value
  Strategy Core**                      o EQ/Global Bond PLUS**
o EQ/AXA Mutual Shares Core**          o EQ/Global Multi-Sector Equity**
o EQ/AXA Rosenberg Value Long/Short    o EQ/Intermediate Government Bond
  Equity                               Index
o EQ/AXA Templeton Growth Core**       o EQ/International Core PLUS
o EQ/BlackRock Basic Value Equity      o EQ/International Growth
o EQ/BlackRock International Value     o EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o EQ/Large Cap Core PLUS               o EQ/Short Duration Bond
o EQ/Large Cap Growth Index            o EQ/Small Company Index
o EQ/Large Cap Growth PLUS             o EQ/T. Rowe Price Growth Stock
o EQ/Large Cap Value Index             o EQ/UBS Growth and Income
o EQ/Large Cap Value PLUS              o EQ/Van Kampen Comstock
o EQ/Long Term Bond                    o EQ/Van Kampen Mid Cap Growth
o EQ/Lord Abbett Growth and Income     o EQ/Van Kampen Real Estate
o EQ/Lord Abbett Large Cap Core        o Multimanager Aggressive Equity
o EQ/Lord Abbett Mid Cap Value         o Multimanager Core Bond
o EQ/Mid Cap Index                     o Multimanager Health Care
o EQ/Mid Cap Value PLUS                o Multimanager International Equity
o EQ/Money Market                      o Multimanager Large Cap Core Equity
o EQ/Montag & Caldwell Growth          o Multimanager Large Cap Growth
o EQ/Oppenheimer Global                o Multimanager Large Cap Value
o EQ/Oppenheimer Main Street           o Multimanager Mid Cap Growth
  Opportunity                          o Multimanager Mid Cap Value
o EQ/Oppenheimer Main Street Small     o Multimanager Multi-Sector Bond**
  Cap                                  o Multimanager Small Cap Growth
o EQ/PIMCO Ultra Short Bond**          o Multimanager Small Cap Value
o EQ/Quality Bond PLUS                 o Multimanager Technology
--------------------------------------------------------------------------------

*   The "AXA Allocation" portfolios.

** This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 61/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                    X02392/Core '07/'07.5 Series
                                                                        (R-4/15)

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TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA or Roth IRA.

  We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plans and certain qualified defined benefit plans ("QP"). (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

CONTRACT VARIATIONS. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VIII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

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Contents of this Prospectus

--------------------------------------------------------------------------------
ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) at a glance -- key features                                  10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------
Example                                                                     17
Condensed financial information                                             19


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            25
How you can make your contributions                                         25
What are your investment options under the contract?                        26
Portfolios of the Trusts                                                    27
Allocating your contributions                                               34
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 36
Annuity purchase factors                                                    38
Guaranteed minimum income benefit                                           38
Guaranteed minimum death benefit                                            41
Guaranteed withdrawal benefit for life ("GWBL")                             43
Principal guarantee benefits                                                47
Inherited IRA beneficiary continuation contract                             47
Your right to cancel within a certain number of days                        49


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        50
--------------------------------------------------------------------------------
Your account value and cash value                                           50
Your contract's value in the variable investment options                    50
Your contract's value in the guaranteed interest option                     50
Your contract's value in the fixed maturity options                         50
Your contract's value in the account for special dollar
     cost averaging                                                         50
Insufficient account value                                                  50


----------------------
"We," "our," and "us" refer to AXA Equitable.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.


                                                  Contents of this Prospectus  3

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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         52
--------------------------------------------------------------------------------
Transferring your account value                                             52
Disruptive transfer activity                                                52
Rebalancing your account value                                              53


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     55
--------------------------------------------------------------------------------
Withdrawing your account value                                              55
How withdrawals are taken from your account value                           57
How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
     and Principal guarantee benefits                                       57
How withdrawals affect your GWBL and GWBL Guaranteed
     minimum death benefit                                                  58
Withdrawals treated as surrenders                                           58
Loans under Rollover TSA contracts                                          58
Surrendering your contract to receive its cash value                        59
When to expect payments                                                     59
Your annuity payout options                                                 59


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     63
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          63
Charges that the Trusts deduct                                              67
Group or sponsored arrangements                                             67
Other distribution arrangements                                             67


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 68
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     68
Beneficiary continuation option                                             70


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          73
--------------------------------------------------------------------------------
Overview                                                                    73
Buying a contract to fund a retirement arrangement                          73

Suspension of required minimum distributions for 2009                       73

Transfers among investment options                                          73
Taxation of nonqualified annuities                                          73
Individual retirement arrangements (IRAs)                                   76

     Traditional individual retirement annuities (traditional IRAs)         76
     Roth individual retirement annuities (Roth IRAs)                       82

Tax-sheltered annuity contracts (TSAs)                                      85
Federal and state income tax withholding and
     information reporting                                                  89
Special rules for contracts funding qualified plans                         90
Impact of taxes to AXA Equitable                                            90


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         91
--------------------------------------------------------------------------------
About Separate Account No. 49                                               91
About the Trusts                                                            91
About our fixed maturity options                                            91
About the general account                                                   92
About other methods of payment                                              93

Dates and prices at which contract events occur                             93
About your voting rights                                                    94
Statutory compliance                                                        94

About legal proceedings                                                     95
Financial statements                                                        95
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          95
About Custodial IRAs                                                        95
Distribution of the contracts                                               96


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                     A-1
  II -- Purchase considerations for QP contracts                            B-1
 III -- Market value adjustment example                                     C-1
  IV -- Enhanced death benefit example                                      D-1
   V -- Hypothetical illustrations                                          E-1
  VI -- Earnings enhancement benefit example                                F-1

 VII -- State contract availability and/or variations of certain
        features and benefits                                               G-1
VIII -- Contract variations                                                 H-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                              Page
   3% Roll-Up to age 85                                         37
   6% Roll-Up to age 85                                         36
   6-1/2% Roll-Up to age 85                                     36
   account for special dollar cost averaging                    34
   account value                                                50
   administrative charge                                        63
   annual administrative charge                                 63
   Annual Ratchet                                               44
   Annual Ratchet to age 85 enhanced death benefit              36
   annuitant                                                    20
   annuitization                                                60
   annuity maturity date                                        61
   annuity payout options                                       59
   annuity purchase factors                                     38
   automatic annual reset program                               37
   automatic customized reset program                           37
   automatic investment program                                 93
   AXA Allocation portfolios                                 cover
   beneficiary                                                  68
   Beneficiary continuation option ("BCO")                      70
   business day                                                 93
   cash value                                                   50
   charges for state premium and other applicable taxes         66
   contract date                                                25
   contract date anniversary                                    25
   contract year                                                25
   contributions to Roth IRAs                                   82
      regular contributions                                     82
      rollovers and transfers                                   82
      conversion contributions                                  83
   contributions to traditional IRAs                            76
      regular contributions                                     76
      rollovers and transfers                                   78
   disability, terminal illness or confinement to nursing home  64
   disruptive transfer activity                                 52
   Distribution Charge                                          63
   Earnings enhancement benefit                                 42
   Earnings enhancement benefit charge                          66
   ERISA                                                        67
   Fixed-dollar option                                          35
   fixed maturity options                                       33
   Flexible Premium IRA                                      cover
   Flexible Premium Roth IRA                                 cover
   free look                                                    49
   free withdrawal amount                                       64
   general account                                              92
   General dollar cost averaging                                35
   guaranteed interest option                                   33
   Guaranteed minimum death benefit                             37
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                               36
   Guaranteed minimum income benefit                            38
   Guaranteed minimum income benefit and the
      Roll-Up benefit base reset option                         37
   Guaranteed minimum income benefit charge                     65
   Guaranteed minimum income benefit "no lapse guarantee"       41
   Guaranteed withdrawal benefit for life ("GWBL")              43
   Guaranteed withdrawal benefit for life charge                66
   GWBL benefit base                                            43
   IRA                                                       cover
   IRS                                                          73
   Inherited IRA                                             cover
   Investment simplifier                                        35
   investment options                                        cover
   lifetime required minimum distribution withdrawals           56
   loan reserve account                                         59
   loans under Rollover TSA                                     58
   market adjusted amount                                       33
   market value adjustment                                      33
   market timing                                                52
   Maturity date annuity payments                               62
   maturity dates                                               33
   maturity value                                               33
   Mortality and expense risks charge                           63
   NQ                                                        cover
   one-time reset option                                        37
   Online Account Access                                         8
   partial withdrawals                                          55
   participant                                                  25
   permitted variable investment options                        26
   Portfolio                                                 cover
   Principal guarantee benefits                                 47
   processing office                                             8
   QP                                                        cover
   rate to maturity                                             33
   Rebalancing                                                  53
   Rollover IRA                                              cover
   Rollover TSA                                              cover
   Roth Conversion IRA                                       cover
   Roth IRA  cover
   SAI                                                       cover
   SEC                                                       cover
   self-directed allocation                                     34
   Separate Account No. 49                                      91
   Special dollar cost averaging                                34
   standard death benefit                                       36
   substantially equal withdrawals                              56
   Spousal continuation                                         69
   systematic withdrawals                                       56
   TOPS                                                          8
   TSA                                                       cover
   traditional IRA                                           cover
   Trusts                                                       91
   unit                                                         50
   variable investment options                                  26
   wire transmittals and electronic applications                93
   withdrawal charge                                            64



                                               Index of key words and phrases  5

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To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.


-------------------------------------------------------------------------------------------
   Prospectus                              Contract or Supplemental Materials
-------------------------------------------------------------------------------------------
  fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                           Interest Accounts in supplemental materials)
  variable investment options              Investment Funds
  account value                            Annuity Account Value
  rate to maturity                         Guaranteed Rates
  unit                                     Accumulation Unit
  Guaranteed minimum death benefit         Guaranteed death benefit
  Guaranteed minimum income benefit        Guaranteed Income Benefit
  Guaranteed interest option               Guaranteed Interest Account
  Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
  GWBL benefit base                        Guaranteed withdrawal benefit for life
                                           benefit base
  Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                           withdrawal amount
  Excess withdrawal                        Guaranteed withdrawal benefit for life Excess
                                           withdrawal
-------------------------------------------------------------------------------------------

6 Index of key words and phrases

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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only);


o change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and


o access Frequently Asked Questions and Service Forms (not available through
  TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ


8  Who is AXA Equitable?

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reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)  spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) Section 1035 exchanges;

(11) direct transfers and rollovers;

(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(15) death claims;

(16) change in ownership (NQ only, if available under your contract);

(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL");

(18) purchase by, or change of ownership to, a nonnatural owner;

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit; and

(20) requests to collaterally assign your NQ contract.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;

(2)  contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4) special dollar cost averaging.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) automatic annual reset program; and

(2) automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


                                                        Who is AXA Equitable?  9

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Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
Professional investment      Accumulator's(R) variable investment options invest in
management                   different Portfolios managed by professional investment
                             advisers.
----------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities
                               ranging from approximately 1 to 10 years (subject to
                               availability).

                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             -----------------------------------------------------------------------
                               If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value
                               adjustment due to differences in interest rates. If you
                               withdraw or transfer only a portion of a fixed maturity
                               amount, this may increase or decrease any value that you
                               have left in that fixed maturity option. If you
                               surrender your contract, a market value adjustment
                               also applies.
----------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
----------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of
cost averaging               any eligible contribution to your contract.
----------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make
                               withdrawals from your contract or receive annuity
                               payments.
                             -----------------------------------------------------------------------
                             o No tax on transfers among investment options inside the
                               contract.
                             -----------------------------------------------------------------------
                               If you are purchasing or contributing to an
                               annuity contract which is an Individual Retirement
                               Annuity (IRA) or Tax Sheltered Annuity (TSA), or
                               to fund an employer retirement plan (QP or
                               Qualified Plan), you should be aware that such
                               annuities do not provide tax deferral benefits
                               beyond those already provided by the Internal
                               Revenue Code for these types of arrangements.
                               Before purchasing or contributing to one of these
                               contracts, you should consider whether its
                               features and benefits beyond tax deferral meet
                               your needs and goals. You may also want to
                               consider the relative features, benefits and costs
                               of these annuities compared with any other
                               investment that you may use in connection with
                               your retirement plan or arrangement. Depending on
                               your personal situation, the contract's guaranteed
                               benefits may have limited usefulness because of
                               required minimum distributions ("RMDs").
----------------------------------------------------------------------------------------------------
Guaranteed minimum             The Guaranteed minimum income benefit provides income
income benefit                 protection for you during your life once you elect to
                               annuitize the contract.
----------------------------------------------------------------------------------------------------
Guaranteed withdrawal          The Guaranteed withdrawal benefit for life option
benefit for life               ("GWBL") guarantees that you can take withdrawals of up to a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later.

                               Withdrawals are taken from your account value and continue during your lifetime even if your account value
                               falls to zero (unless it is caused by a withdrawal that
                               exceeds your Guaranteed annual withdrawal amount).
----------------------------------------------------------------------------------------------------


10 Accumulator(R) at a glance -- key features

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------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                         o Initial minimum:      $5,000
                         o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                 $100 monthly and $300 quarterly under our automatic investment program
                                                 (NQ, Rollover IRA and Roth conversion IRA contracts)
                                                 $50 (IRA contracts)
                                                 $1000 (Inherited IRA contracts)
------------------------------------------------------------------------------------------------------------------------------------
                       o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                         o Initial minimum:      $4,000
                         o Additional minimum:   $   50
                         $50 under our automatic investment program
                       -------------------------------------------------------------------------------------------------------------
                       o Maximum contribution limitations apply to all contracts.
                       -------------------------------------------------------------------------------------------------------------
                       In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age
                       81 and older at contract issue) under all Accumulator(R) series contracts with the same owner or annuitant.
                       We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this
                       Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals
                       o Several withdrawal options on a periodic basis
                       o Loans under Rollover TSA contracts (employer or plan approval required)
                       o Contract surrender
                       o Maximum payment plan (only under contracts with GWBL)
                       o Customized payment plan (only under contracts with GWBL)
                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options
                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                       o Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit options
                       o Principal guarantee benefits
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o Free transfers
                       o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home
                       o Earnings enhancement benefit, an optional death benefit available under certain contracts
                       o Spousal continuation
                       o Beneficiary continuation option
                       o Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------


                         Accumulator(R) at a glance -- key features 11

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----------------------------------------------------------------------
Owner and annuitant issue  NQ: 0-85
ages                       Rollover IRA, Roth Conversion
                           IRA, Flexible Premium Roth IRA
                           and Rollover TSA: 20-85
                           Flexible Premium IRA: 20-70
                           Inherited IRA: 0-70
                           QP (Defined Contribution and
                           Defined Benefit): 20-75
----------------------------------------------------------------------


The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.



OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


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Fee table

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.


The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (Deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options.)(1)          7.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                       $ 350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underly-
ing trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                   $   0
------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                                  0.80%(4)
Administrative                                                               0.30%
Distribution                                                                 0.20%
                                                                             --------
Total Separate account annual expenses                                       1.30%
------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit and GWBL Standard death benefit                    0.00%
   Annual Ratchet to age 85                                                  0.25%
   Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85           0.80%(5)

   If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                                 0.95%

   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85               0.65%(5)

    If you elect to reset this benefit base, if applicable, we reserve
    the right to increase your charge up to:                                 0.80%

   Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85               0.65%
   GWBL Enhanced death benefit                                               0.30%
------------------------------------------------------------------------------------------------------


                                                                      Fee table
13

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------------------------------------------------------------------------------------------------------------------------------------
Principal guarantee benefits charge (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anni-
versary for which the benefit is in effect.)

   100% Principal guarantee benefit                                      0.50%

   125% Principal guarantee benefit                                      0.75%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

If you elect the Guaranteed minimum income benefit that includes the
61/2% Roll-Up benefit base                                               0.80%(5)

   If you elect to reset this benefit base, we reserve the right to
   increase your charge up to:                                           1.10%

If you elect the Guaranteed minimum income benefit that includes the
6% Roll-Up benefit base                                                  0.65%(5)

   If you elect to reset this Roll-Up benefit base, we reserve the
   right to increase your charge up to:                                  0.95%
------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (Calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                         0.35%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (Calcu-            0.65% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually(2)     0.80% for the Joint Life option
on each contract date anniversary.)

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                       0.80% for the Single Life option
                                                                         0.95% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (Calcu-
lated and deducted daily as a percentage of the outstanding loan
amount.)                                                                 2.00%(6)


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
                                                                                   ----       ----
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or
other expenses)(7)                                                                 0.64%      3.65%




14 Fee table

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                           www.axa-equitable.com/green




This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------------------
                                                     Manage-
                                                      ment       12b-1       Other
 Portfolio Name                                      Fees(8)   Fees(9)   Expenses(10)
---------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------
AXA Aggressive Allocation                              0.10%     0.25%        0.18%
AXA Conservative Allocation                            0.10%     0.25%        0.20%
AXA Conservative-Plus Allocation                       0.10%     0.25%        0.20%
AXA Moderate Allocation                                0.10%     0.25%        0.17%
AXA Moderate-Plus Allocation                           0.10%     0.25%        0.17%
Multimanager Aggressive Equity                         0.59%     0.25%        0.16%
Multimanager Core Bond                                 0.53%     0.25%        0.18%
Multimanager Health Care                               0.95%     0.25%        0.22%
Multimanager International Equity                      0.82%     0.25%        0.21%
Multimanager Large Cap Core Equity                     0.69%     0.25%        0.21%
Multimanager Large Cap Growth                          0.75%     0.25%        0.24%
Multimanager Large Cap Value                           0.72%     0.25%        0.20%
Multimanager Mid Cap Growth                            0.80%     0.25%        0.20%
Multimanager Mid Cap Value                             0.80%     0.25%        0.19%
Multimanager Multi-Sector Bond                         0.53%     0.25%        0.18%
Multimanager Small Cap Growth                          0.85%     0.25%        0.24%
Multimanager Small Cap Value                           0.85%     0.25%        0.19%
Multimanager Technology                                0.95%     0.25%        0.22%
---------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------
EQ/AllianceBernstein International                     0.73%     0.25%        0.17%
EQ/AllianceBernstein Small Cap Growth                  0.75%     0.25%        0.14%
EQ/Ariel Appreciation II                               0.75%     0.25%        0.30%
EQ/AXA Franklin Income Core                            0.65%     0.25%        0.20%
EQ/AXA Franklin Small Cap Value Core                   0.70%     0.25%        0.23%
EQ/AXA Franklin Templeton Founding Strategy Core       0.05%     0.25%        0.19%
EQ/AXA Mutual Shares Core                              0.70%     0.25%        0.27%
EQ/AXA Rosenberg Value Long/Short Equity               1.40%     0.25%        2.00%
EQ/AXA Templeton Growth Core                           0.70%     0.25%        0.22%
EQ/BlackRock Basic Value Equity                        0.56%     0.25%        0.12%
EQ/BlackRock International Value                       0.83%     0.25%        0.20%
EQ/Boston Advisors Equity Income                       0.75%     0.25%        0.17%
EQ/Calvert Socially Responsible                        0.65%     0.25%        0.24%
EQ/Capital Guardian Growth                             0.65%     0.25%        0.15%
EQ/Capital Guardian Research                           0.65%     0.25%        0.12%
EQ/Caywood-Scholl High Yield Bond                      0.60%     0.25%        0.20%
EQ/Common Stock Index                                  0.35%     0.25%        0.11%
EQ/Core Bond Index                                     0.35%     0.25%        0.11%
EQ/Davis New York Venture                              0.85%     0.25%        0.15%
EQ/Equity 500 Index                                    0.25%     0.25%        0.14%
EQ/Evergreen Omega                                     0.65%     0.25%        0.25%
EQ/Focus PLUS                                          0.50%     0.25%        0.22%
EQ/GAMCO Mergers and Acquisitions                      0.90%     0.25%        0.23%
EQ/GAMCO Small Company Value                           0.75%     0.25%        0.14%
EQ/Global Bond PLUS                                    0.55%     0.25%        0.22%
EQ/Global Multi-Sector Equity                          0.73%     0.25%        0.36%
EQ/Intermediate Government Bond Index                  0.35%     0.25%        0.14%
EQ/International Core PLUS                             0.60%     0.25%        0.27%
EQ/International Growth                                0.85%     0.25%        0.27%
EQ/JPMorgan Value Opportunities                        0.60%     0.25%        0.16%
EQ/Large Cap Core PLUS                                 0.50%     0.25%        0.27%
EQ/Large Cap Growth Index                              0.35%     0.25%        0.13%
EQ/Large Cap Growth PLUS                               0.51%     0.25%        0.23%
EQ/Large Cap Value Index                               0.35%     0.25%        0.17%
EQ/Large Cap Value PLUS                                0.49%     0.25%        0.13%
EQ/Long Term Bond                                      0.38%     0.25%        0.14%
EQ/Lord Abbett Growth and Income                       0.65%     0.25%        0.20%
---------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                                         Total
                                                        Acquired       Annual                      Net
                                                       Fund Fees      Expenses    Fee Waiv-      Annual
                                                          and          (Before   ers and/or     Expenses
                                                        Expenses       Expense     Expense       (After
                                                      (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                                     Portfolios)(11)    tions)     ments(12)   Limitations)
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.94%          1.47%      (0.22)%       1.25%
AXA Conservative Allocation                               0.68%          1.23%      (0.23)%       1.00%
AXA Conservative-Plus Allocation                          0.76%          1.31%      (0.21)%       1.10%
AXA Moderate Allocation                                   0.82%          1.34%      (0.19)%       1.15%
AXA Moderate-Plus Allocation                              0.87%          1.39%      (0.19)%       1.20%
Multimanager Aggressive Equity                              --           1.00%         --         1.00%
Multimanager Core Bond                                      --           0.96%       0.00%        0.96%
Multimanager Health Care                                    --           1.42%         --         1.42%
Multimanager International Equity                           --           1.28%         --         1.28%
Multimanager Large Cap Core Equity                          --           1.15%         --         1.15%
Multimanager Large Cap Growth                               --           1.24%         --         1.24%
Multimanager Large Cap Value                                --           1.17%         --         1.17%
Multimanager Mid Cap Growth                                 --           1.25%         --         1.25%
Multimanager Mid Cap Value                                  --           1.24%         --         1.24%
Multimanager Multi-Sector Bond                              --           0.96%         --         0.96%
Multimanager Small Cap Growth                               --           1.34%         --         1.34%
Multimanager Small Cap Value                                --           1.29%         --         1.29%
Multimanager Technology                                   0.01%          1.43%         --         1.43%
-----------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International                          --           1.15%       0.00%        1.15%
EQ/AllianceBernstein Small Cap Growth                       --           1.14%         --         1.14%
EQ/Ariel Appreciation II                                    --           1.30%      (0.15)%       1.15%
EQ/AXA Franklin Income Core                                 --           1.10%       0.00%        1.10%
EQ/AXA Franklin Small Cap Value Core                        --           1.18%       0.00%        1.18%
EQ/AXA Franklin Templeton Founding Strategy Core          0.91%          1.40%      (0.09)%       1.31%
EQ/AXA Mutual Shares Core                                   --           1.22%       0.00%        1.22%
EQ/AXA Rosenberg Value Long/Short Equity                    --           3.65%       0.00%        3.65%
EQ/AXA Templeton Growth Core                                --           1.17%       0.00%        1.17%
EQ/BlackRock Basic Value Equity                             --           0.93%         --         0.93%
EQ/BlackRock International Value                            --           1.28%       0.00%        1.28%
EQ/Boston Advisors Equity Income                            --           1.17%      (0.12)%       1.05%
EQ/Calvert Socially Responsible                             --           1.14%       0.00%        1.14%
EQ/Capital Guardian Growth                                  --           1.05%      (0.10)%       0.95%
EQ/Capital Guardian Research                                --           1.02%      (0.05)%       0.97%
EQ/Caywood-Scholl High Yield Bond                           --           1.05%       0.00%        1.05%
EQ/Common Stock Index                                       --           0.71%         --         0.71%
EQ/Core Bond Index                                          --           0.71%         --         0.71%
EQ/Davis New York Venture                                   --           1.25%         --         1.25%
EQ/Equity 500 Index                                         --           0.64%         --         0.64%
EQ/Evergreen Omega                                          --           1.15%       0.00%        1.15%
EQ/Focus PLUS                                               --           0.97%       0.00%        0.97%
EQ/GAMCO Mergers and Acquisitions                           --           1.38%         --         1.38%
EQ/GAMCO Small Company Value                                --           1.14%         --         1.14%
EQ/Global Bond PLUS                                         --           1.02%         --         1.02%
EQ/Global Multi-Sector Equity                               --           1.34%         --         1.34%
EQ/Intermediate Government Bond Index                       --           0.74%         --         0.74%
EQ/International Core PLUS                                0.06%          1.18%      (0.02)%       1.16%
EQ/International Growth                                     --           1.37%         --         1.37%
EQ/JPMorgan Value Opportunities                             --           1.01%      (0.01)%       1.00%
EQ/Large Cap Core PLUS                                    0.03%          1.05%      (0.05)%       1.00%
EQ/Large Cap Growth Index                                   --           0.73%         --         0.73%
EQ/Large Cap Growth PLUS                                    --           0.99%       0.00%        0.99%
EQ/Large Cap Value Index                                    --           0.77%         --         0.77%
EQ/Large Cap Value PLUS                                     --           0.87%       0.00%        0.87%
EQ/Long Term Bond                                           --           0.77%         --         0.77%
EQ/Lord Abbett Growth and Income                            --           1.10%      (0.10)%       1.00%
-----------------------------------------------------------------------------------------------------------


                                                                    Fee table 15

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                           www.axa-equitable.com/green


This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------
                                           Manage-
                                            ment       12b-1       Other
 Portfolio Name                            Fees(8)   Fees(9)   Expenses(10)
-----------------------------------------------------------------------------
 EQ Advisors Trust:
-----------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                0.65%     0.25%        0.22%
EQ/Lord Abbett Mid Cap Value                 0.70%     0.25%        0.16%
EQ/Mid Cap Index                             0.35%     0.25%        0.12%
EQ/Mid Cap Value PLUS                        0.55%     0.25%        0.22%
EQ/Money Market                              0.30%     0.25%        0.17%
EQ/Montag & Caldwell Growth                  0.75%     0.25%        0.15%
EQ/Oppenheimer Global                        0.95%     0.25%        0.42%
EQ/Oppenheimer Main Street Opportunity       0.85%     0.25%        0.94%
EQ/Oppenheimer Main Street Small Cap         0.90%     0.25%        0.86%
EQ/PIMCO Ultra Short Bond                    0.48%     0.25%        0.17%
EQ/Quality Bond PLUS                         0.40%     0.25%        0.19%
EQ/Short Duration Bond                       0.43%     0.25%        0.13%
EQ/Small Company Index                       0.25%     0.25%        0.20%
EQ/T. Rowe Price Growth Stock                0.80%     0.25%        0.16%
EQ/UBS Growth and Income                     0.75%     0.25%        0.19%
EQ/Van Kampen Comstock                       0.65%     0.25%        0.17%
EQ/Van Kampen Mid Cap Growth                 0.70%     0.25%        0.17%
EQ/Van Kampen Real Estate                    0.90%     0.25%        0.15%
-----------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                                             Total
                                              Acquired       Annual                      Net
                                             Fund Fees      Expenses    Fee Waiv-      Annual
                                                and          (Before   ers and/or     Expenses
                                              Expenses       Expense     Expense       (After
                                            (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                           Portfolios)(11)    tions)     ments(12)   Limitations)
-------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                     --           1.12%      (0.12)%       1.00%
EQ/Lord Abbett Mid Cap Value                      --           1.11%      (0.06)%       1.05%
EQ/Mid Cap Index                                  --           0.72%         --         0.72%
EQ/Mid Cap Value PLUS                           0.03%          1.05%       0.00%        1.05%
EQ/Money Market                                   --           0.72%         --         0.72%
EQ/Montag & Caldwell Growth                       --           1.15%       0.00%        1.15%
EQ/Oppenheimer Global                             --           1.62%      (0.27)%       1.35%
EQ/Oppenheimer Main Street Opportunity            --           2.04%      (0.74)%       1.30%
EQ/Oppenheimer Main Street Small Cap              --           2.01%      (0.71)%       1.30%
EQ/PIMCO Ultra Short Bond                         --           0.90%       0.00%        0.90%
EQ/Quality Bond PLUS                              --           0.84%         --         0.84%
EQ/Short Duration Bond                            --           0.81%         --         0.81%
EQ/Small Company Index                            --           0.70%         --         0.70%
EQ/T. Rowe Price Growth Stock                     --           1.21%      (0.01)%       1.20%
EQ/UBS Growth and Income                          --           1.19%      (0.14)%       1.05%
EQ/Van Kampen Comstock                            --           1.07%      (0.07)%       1.00%
EQ/Van Kampen Mid Cap Growth                      --           1.12%      (0.02)%       1.10%
EQ/Van Kampen Real Estate                         --           1.30%      (0.04)%       1.26%
-------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:


   The withdrawal charge percentage we use is determined by the contract year in           Contract
   which you make the withdrawal or surrender your contract. For each contribution,        Year
   we consider the contract year in which we receive that contribution to be "contract     1.........7.00%
   year 1")                                                                                2.........7.00%
                                                                                           3.........6.00%
                                                                                           4.........6.00%
                                                                                           5.........5.00%
                                                                                           6.........3.00%
                                                                                           7.........1.00%
                                                                                           8+........0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(5) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

(6) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(7) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.

(8) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (12) for any expense limitation agreement information.

(9) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010.

(10) Other expenses shown are those incurred in 2008. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (12) for any expense limitation agreement information.


(11) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.


16 Fee table

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(12) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2010 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolios invests and extraordinary expenses) to not more than the amount specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:




--------------------------------------------------------------------------------
   Portfolio Name
--------------------------------------------------------------------------------
   Multimanager Aggressive Equity          0.98%
--------------------------------------------------------------------------------
   Multimanager Health Care                1.40%
--------------------------------------------------------------------------------
   Multimanager Large Cap Core Equity      1.14%
--------------------------------------------------------------------------------
   Multimanager Large Cap Growth           1.15%
--------------------------------------------------------------------------------
   Multimanager Large Cap Value            1.15%
--------------------------------------------------------------------------------
   Multimanager Mid Cap Growth             1.15%
--------------------------------------------------------------------------------
   Multimanager Small Cap Growth           1.29%
--------------------------------------------------------------------------------
   Multimanager Small Cap Value            1.23%
--------------------------------------------------------------------------------
   Multimanager Technology                 1.42%
--------------------------------------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth   1.12%
--------------------------------------------------------------------------------
   EQ/Ariel Appreciation II                1.11%
--------------------------------------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
--------------------------------------------------------------------------------
   EQ/Capital Guardian Research            0.96%
--------------------------------------------------------------------------------
   EQ/Davis New York Venture               1.22%
--------------------------------------------------------------------------------
   EQ/Evergreen Omega                      1.13%
--------------------------------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.37%
--------------------------------------------------------------------------------
   EQ/GAMCO Small Company Value            1.12%
--------------------------------------------------------------------------------
   EQ/Global Multi-Sector Equity           1.33%
--------------------------------------------------------------------------------
   EQ/International Core PLUS              1.14%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.98%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
--------------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value            1.04%
--------------------------------------------------------------------------------
   EQ/Mid Cap Value PLUS                   1.04%
--------------------------------------------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
--------------------------------------------------------------------------------
   EQ/UBS Growth and Income                1.03%
--------------------------------------------------------------------------------
   EQ/Van Kampen Comstock                  0.98%
--------------------------------------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.08%
--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2007, which results in an estimated administrative charge of 0.009% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                    Fee table 17

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                           www.axa-equitable.com/green



-----------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the        If you annuitize at the end of the
                                          end of the applicable time period                applicable time period
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                        1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation             $1,199     $2,130     $3,109      $5,536     N/A       $2,130     $3,109      $5,536
AXA Conservative Allocation           $1,174     $2,057     $2,991      $5,324     N/A       $2,057     $2,991      $5,324
AXA Conservative-Plus Allocation      $1,182     $2,082     $3,031      $5,395     N/A       $2,082     $3,031      $5,395
AXA Moderate Allocation               $1,185     $2,091     $3,046      $5,422     N/A       $2,091     $3,046      $5,422
AXA Moderate-Plus Allocation          $1,191     $2,106     $3,070      $5,466     N/A       $2,106     $3,070      $5,466
Multimanager Aggressive Equity        $1,150     $1,987     $2,877      $5,115     N/A       $1,987     $2,877      $5,115
Multimanager Core Bond                $1,145     $1,974     $2,857      $5,078     N/A       $1,974     $2,857      $5,078
Multimanager Health Care              $1,194     $2,115     $3,085      $5,492     N/A       $2,115     $3,085      $5,492
Multimanager International Equity     $1,179     $2,072     $3,016      $5,368     N/A       $2,072     $3,016      $5,368
Multimanager Large Cap Core
 Equity                               $1,165     $2,033     $2,952      $5,252     N/A       $2,033     $2,952      $5,252
Multimanager Large Cap Growth         $1,175     $2,060     $2,996      $5,333     N/A       $2,060     $2,996      $5,333
Multimanager Large Cap Value          $1,167     $2,039     $2,962      $5,270     N/A       $2,039     $2,962      $5,270
Multimanager Mid Cap Growth           $1,176     $2,063     $3,001      $5,342     N/A       $2,063     $3,001      $5,342
Multimanager Mid Cap Value            $1,175     $2,060     $2,996      $5,333     N/A       $2,060     $2,996      $5,333
Multimanager Multi-Sector Bond        $1,145     $1,974     $2,857      $5,078     N/A       $1,974     $2,857      $5,078
Multimanager Small Cap Growth         $1,185     $2,091     $3,046      $5,422     N/A       $2,091     $3,046      $5,422
Multimanager Small Cap Value          $1,180     $2,076     $3,021      $5,377     N/A       $2,076     $3,021      $5,377
Multimanager Technology               $1,195     $2,118     $3,090      $5,501     N/A       $2,118     $3,090      $5,501
-----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International    $1,165     $2,033     $2,952      $5,252     N/A       $2,033     $2,952      $5,252
EQ/AllianceBernstein Small Cap
 Growth                               $1,164     $2,030     $2,947      $5,243     N/A       $2,030     $2,947      $5,243
EQ/Ariel Appreciation II              $1,181     $2,079     $3,026      $5,386     N/A       $2,079     $3,026      $5,386
EQ/AXA Franklin Income Core           $1,160     $2,017     $2,927      $5,206     N/A       $2,017     $2,927      $5,206
EQ/AXA Franklin Small Cap Value
 Core                                 $1,168     $2,042     $2,967      $5,279     N/A       $2,042     $2,967      $5,279
EQ/AXA Franklin Templeton
 Founding Strategy Core               $1,192     $2,109     $3,075      $5,474     N/A       $2,109     $3,075      $5,474
EQ/AXA Mutual Shares Core             $1,173     $2,054     $2,986      $5,315     N/A       $2,054     $2,986      $5,315
EQ/AXA Rosenberg Value
 Long/Short Equity                    $1,428     $2,779     $4,125      $7,228     N/A       $2,779     $4,125      $7,228
EQ/AXA Templeton Growth Core          $1,167     $2,039     $2,962      $5,270     N/A       $2,039     $2,962      $5,270
EQ/BlackRock Basic Value Equity       $1,142     $1,965     $2,842      $5,051     N/A       $1,965     $2,842      $5,051
EQ/BlackRock International Value      $1,179     $2,072     $3,016      $5,368     N/A       $2,072     $3,016      $5,368
EQ/Boston Advisors Equity Income      $1,167     $2,039     $2,962      $5,270     N/A       $2,039     $2,962      $5,270
EQ/Calvert Socially Responsible       $1,164     $2,030     $2,947      $5,243     N/A       $2,030     $2,947      $5,243
EQ/Capital Guardian Growth            $1,155     $2,002     $2,902      $5,161     N/A       $2,002     $2,902      $5,161
EQ/Capital Guardian Research          $1,152     $1,993     $2,887      $5,133     N/A       $1,993     $2,887      $5,133
EQ/Caywood-Scholl High Yield
 Bond                                 $1,155     $2,002     $2,902      $5,161     N/A       $2,002     $2,902      $5,161
EQ/Common Stock Index                 $1,119     $1,897     $2,732      $4,845     N/A       $1,897     $2,732      $4,845
EQ/Core Bond Index                    $1,119     $1,897     $2,732      $4,845     N/A       $1,897     $2,732      $4,845
EQ/Davis New York Venture             $1,176     $2,063     $3,001      $5,342     N/A       $2,063     $3,001      $5,342
EQ/Equity 500 Index                   $1,112     $1,875     $2,696      $4,778     N/A       $1,875     $2,696      $4,778
EQ/Evergreen Omega                    $1,165     $2,033     $2,952      $5,252     N/A       $2,033     $2,952      $5,252
EQ/Focus PLUS                         $1,146     $1,977     $2,862      $5,088     N/A       $1,977     $2,862      $5,088
EQ/GAMCO Mergers and
 Acquisitions                         $1,189     $2,103     $3,065      $5,457     N/A       $2,103     $3,065      $5,457
EQ/GAMCO Small Company Value          $1,164     $2,030     $2,947      $5,243     N/A       $2,030     $2,947      $5,243
EQ/Global Bond PLUS                   $1,152     $1,993     $2,887      $5,133     N/A       $1,993     $2,887      $5,133
EQ/Global Multi-Sector Equity         $1,185     $2,091     $3,046      $5,422     N/A       $2,091     $3,046      $5,422
EQ/Intermediate Government Bond
 Index                                $1,122     $1,906     $2,747      $4,873     N/A       $1,906     $2,747      $4,873
EQ/International Core PLUS            $1,168     $2,042     $2,967      $5,279     N/A       $2,042     $2,967      $5,279
EQ/International Growth               $1,188     $2,100     $3,060      $5,448     N/A       $2,100     $3,060      $5,448
EQ/JPMorgan Value Opportunities       $1,151     $1,990     $2,882      $5,124     N/A       $1,990     $2,882      $5,124
EQ/Large Cap Core PLUS                $1,155     $2,002     $2,902      $5,161     N/A       $2,002     $2,902      $5,161
EQ/Large Cap Growth Index             $1,121     $1,903     $2,742      $4,864     N/A       $1,903     $2,742      $4,864
EQ/Large Cap Growth PLUS              $1,149     $1,984     $2,872      $5,106     N/A       $1,984     $2,872      $5,106
-----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                       the end of the applicable time period
--------------------------------------------------------------------------------
 Portfolio Name                        1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
AXA Aggressive Allocation               $499     $1,530     $2,609     $5,536
AXA Conservative Allocation             $474     $1,457     $2,491     $5,324
AXA Conservative-Plus Allocation        $482     $1,482     $2,531     $5,395
AXA Moderate Allocation                 $485     $1,491     $2,546     $5,422
AXA Moderate-Plus Allocation            $491     $1,506     $2,570     $5,466
Multimanager Aggressive Equity          $450     $1,387     $2,377     $5,115
Multimanager Core Bond                  $445     $1,374     $2,357     $5,078
Multimanager Health Care                $494     $1,515     $2,585     $5,492
Multimanager International Equity       $479     $1,472     $2,516     $5,368
Multimanager Large Cap Core
 Equity                                 $465     $1,433     $2,452     $5,252
Multimanager Large Cap Growth           $475     $1,460     $2,496     $5,333
Multimanager Large Cap Value            $467     $1,439     $2,462     $5,270
Multimanager Mid Cap Growth             $476     $1,463     $2,501     $5,342
Multimanager Mid Cap Value              $475     $1,460     $2,496     $5,333
Multimanager Multi-Sector Bond          $445     $1,374     $2,357     $5,078
Multimanager Small Cap Growth           $485     $1,491     $2,546     $5,422
Multimanager Small Cap Value            $480     $1,476     $2,521     $5,377
Multimanager Technology                 $495     $1,518     $2,590     $5,501
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/AllianceBernstein International      $465     $1,433     $2,452     $5,252
EQ/AllianceBernstein Small Cap
 Growth                                 $464     $1,430     $2,447     $5,243
EQ/Ariel Appreciation II                $481     $1,479     $2,526     $5,386
EQ/AXA Franklin Income Core             $460     $1,417     $2,427     $5,206
EQ/AXA Franklin Small Cap Value
 Core                                   $468     $1,442     $2,467     $5,279
EQ/AXA Franklin Templeton
 Founding Strategy Core                 $492     $1,509     $2,575     $5,474
EQ/AXA Mutual Shares Core               $473     $1,454     $2,486     $5,315
EQ/AXA Rosenberg Value
 Long/Short Equity                      $728     $2,179     $3,625     $7,228
EQ/AXA Templeton Growth Core            $467     $1,439     $2,462     $5,270
EQ/BlackRock Basic Value Equity         $442     $1,365     $2,342     $5,051
EQ/BlackRock International Value        $479     $1,472     $2,516     $5,368
EQ/Boston Advisors Equity Income        $467     $1,439     $2,462     $5,270
EQ/Calvert Socially Responsible         $464     $1,430     $2,447     $5,243
EQ/Capital Guardian Growth              $455     $1,402     $2,402     $5,161
EQ/Capital Guardian Research            $452     $1,393     $2,387     $5,133
EQ/Caywood-Scholl High Yield
 Bond                                   $455     $1,402     $2,402     $5,161
EQ/Common Stock Index                   $419     $1,297     $2,232     $4,845
EQ/Core Bond Index                      $419     $1,297     $2,232     $4,845
EQ/Davis New York Venture               $476     $1,463     $2,501     $5,342
EQ/Equity 500 Index                     $412     $1,275     $2,196     $4,778
EQ/Evergreen Omega                      $465     $1,433     $2,452     $5,252
EQ/Focus PLUS                           $446     $1,377     $2,362     $5,088
EQ/GAMCO Mergers and
 Acquisitions                           $489     $1,503     $2,565     $5,457
EQ/GAMCO Small Company Value            $464     $1,430     $2,447     $5,243
EQ/Global Bond PLUS                     $452     $1,393     $2,387     $5,133
EQ/Global Multi-Sector Equity           $485     $1,491     $2,546     $5,422
EQ/Intermediate Government Bond
 Index                                  $422     $1,306     $2,247     $4,873
EQ/International Core PLUS              $468     $1,442     $2,467     $5,279
EQ/International Growth                 $488     $1,500     $2,560     $5,448
EQ/JPMorgan Value Opportunities         $451     $1,390     $2,382     $5,124
EQ/Large Cap Core PLUS                  $455     $1,402     $2,402     $5,161
EQ/Large Cap Growth Index               $421     $1,303     $2,242     $4,864
EQ/Large Cap Growth PLUS                $449     $1,384     $2,372     $5,106
--------------------------------------------------------------------------------


18 Fee table

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                           www.axa-equitable.com/green



---------------------------------------------------------------------------------------------------------------------------
                                      If you surrender your contract at the        If you annuitize at the end of the
                                        end of the applicable time period                applicable time period
---------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                      1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index            $1,125     $1,916     $2,762      $4,901     N/A       $1,916     $2,762      $4,901
EQ/Large Cap Value PLUS             $1,136     $1,947     $2,812      $4,995     N/A       $1,947     $2,812      $4,995
EQ/Long Term Bond                   $1,125     $1,916     $2,762      $4,901     N/A       $1,916     $2,762      $4,901
EQ/Lord Abbett Growth and Income    $1,160     $2,017     $2,927      $5,206     N/A       $2,017     $2,927      $5,206
EQ/Lord Abbett Large Cap Core       $1,162     $2,023     $2,937      $5,225     N/A       $2,023     $2,937      $5,225
EQ/Lord Abbett Mid Cap Value        $1,161     $2,020     $2,932      $5,215     N/A       $2,020     $2,932      $5,215
EQ/Mid Cap Index                    $1,120     $1,900     $2,737      $4,854     N/A       $1,900     $2,737      $4,854
EQ/Mid Cap Value PLUS               $1,155     $2,002     $2,902      $5,161     N/A       $2,002     $2,902      $5,161
EQ/Money Market                     $1,120     $1,900     $2,737      $4,854     N/A       $1,900     $2,737      $4,854
EQ/Montag & Caldwell Growth         $1,165     $2,033     $2,952      $5,252     N/A       $2,033     $2,952      $5,252
EQ/Oppenheimer Global               $1,215     $2,176     $3,182      $5,666     N/A       $2,176     $3,182      $5,666
EQ/Oppenheimer Main Street
 Opportunity                        $1,259     $2,303     $3,384      $6,018     N/A       $2,303     $3,384      $6,018
EQ/Oppenheimer Main Street Small
 Cap                                $1,256     $2,294     $3,370      $5,994     N/A       $2,294     $3,370      $5,994
EQ/PIMCO Ultra Short Bond           $1,139     $1,955     $2,826      $5,020     N/A       $1,955     $2,826      $5,020
EQ/Quality Bond PLUS                $1,133     $1,937     $2,797      $4,967     N/A       $1,937     $2,797      $4,967
EQ/Short Duration Bond              $1,130     $1,928     $2,782      $4,939     N/A       $1,928     $2,782      $4,939
EQ/Small Company Index              $1,118     $1,894     $2,727      $4,835     N/A       $1,894     $2,727      $4,835
EQ/T. Rowe Price Growth Stock       $1,172     $2,051     $2,982      $5,306     N/A       $2,051     $2,982      $5,306
EQ/UBS Growth and Income            $1,170     $2,045     $2,972      $5,288     N/A       $2,045     $2,972      $5,288
EQ/Van Kampen Comstock              $1,157     $2,008     $2,912      $5,179     N/A       $2,008     $2,912      $5,179
EQ/Van Kampen Mid Cap Growth        $1,162     $2,023     $2,937      $5,225     N/A       $2,023     $2,937      $5,225
EQ/Van Kampen Real Estate           $1,181     $2,079     $3,026      $5,386     N/A       $2,079     $3,026      $5,386
---------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                    If you do not surrender your contract at
                                     the end of the applicable time period
------------------------------------------------------------------------------
 Portfolio Name                      1 year    3 years    5 years    10 years
------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------
EQ/Large Cap Value Index              $425     $1,316     $2,262     $4,901
EQ/Large Cap Value PLUS               $436     $1,347     $2,312     $4,995
EQ/Long Term Bond                     $425     $1,316     $2,262     $4,901
EQ/Lord Abbett Growth and Income      $460     $1,417     $2,427     $5,206
EQ/Lord Abbett Large Cap Core         $462     $1,423     $2,437     $5,225
EQ/Lord Abbett Mid Cap Value          $461     $1,420     $2,432     $5,215
EQ/Mid Cap Index                      $420     $1,300     $2,237     $4,854
EQ/Mid Cap Value PLUS                 $455     $1,402     $2,402     $5,161
EQ/Money Market                       $420     $1,300     $2,237     $4,854
EQ/Montag & Caldwell Growth           $465     $1,433     $2,452     $5,252
EQ/Oppenheimer Global                 $515     $1,576     $2,682     $5,666
EQ/Oppenheimer Main Street
 Opportunity                          $559     $1,703     $2,884     $6,018
EQ/Oppenheimer Main Street Small
 Cap                                  $556     $1,694     $2,870     $5,994
EQ/PIMCO Ultra Short Bond             $439     $1,355     $2,326     $5,020
EQ/Quality Bond PLUS                  $433     $1,337     $2,297     $4,967
EQ/Short Duration Bond                $430     $1,328     $2,282     $4,939
EQ/Small Company Index                $418     $1,294     $2,227     $4,835
EQ/T. Rowe Price Growth Stock         $472     $1,451     $2,482     $5,306
EQ/UBS Growth and Income              $470     $1,445     $2,472     $5,288
EQ/Van Kampen Comstock                $457     $1,408     $2,412     $5,179
EQ/Van Kampen Mid Cap Growth          $462     $1,423     $2,437     $5,225
EQ/Van Kampen Real Estate             $481     $1,479     $2,526     $5,386
------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.



                                                                    Fee table 19

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                           www.axa-equitable.com/green


1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of owner and contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.



--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is age 75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.


We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We currently impose that limitation, except that we permit contributions greater than the 150% limit if both: (i) the owner (or joint owner or joint annuitant, if applicable) is 75 or younger; and (ii) the total contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                      Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)                 o After-tax money.             o No additional contributions
                                 o $500 (additional)                                                 may be made after attain-
                                 o $100 monthly and $300            o Paid to us by check or         ment of age 86, or if later,
                                   quarterly under our auto-          transfer of contract value in  the first contract date anni-
                                   matic investment program           a tax-deferred exchange        versary.*
                                   (additional)                       under Section 1035 of the
                                                                      Internal Revenue Code.
------------------------------------------------------------------------------------------------------------------------------------

20 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                    Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o $5,000 (initial)               o Eligible rollover distribu-    o No additional contributions
                                 o $50 (additional)                 tions from 403(b) plans,         may be made after attain-
                                 o $100 monthly and $300            qualified plans, and govern-     ment of age 86, or, if later,
                                   quarterly under our auto-        mental employer 457(b)           the first contract date
                                   matic investment program         plans.                           anniversary.*
                                   (additional) (subject to tax
                                   maximums)                      o Rollovers from another         o Contributions after age 70-1/2
                                                                    traditional individual retire-   must be net of required
                                                                    ment arrangement.                minimum distributions.

                                                                  o Direct custodian-to-           o Although we accept regular
                                                                    custodian transfers from         IRA contributions (limited to
                                                                    another traditional indi-        $5,000) under Rollover IRA
                                                                    vidual retirement                contracts, we intend that the
                                                                    arrangement.                     contract be used primarily
                                                                                                     for rollover and direct trans-
                                                                  o Regular IRA contributions.       fer contributions.

                                                                  o Additional catch-up            o Additional catch-up contri-
                                                                    contributions.                   butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50 but
                                                                                                     under age 70-1/2 at any time
                                                                                                     during the calendar year for
                                                                                                     which the contribution is
                                                                                                     made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                    Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   20 through 85   o $5,000 (initial)              o Rollovers from another       o No additional contributions
IRA                                                                 Roth IRA.                      may be made after attain-
                                  o $50 (additional)                                               ment of age 86, or, if later,
                                  o $100 monthly and $300        o Rollovers from a "desig-        the first contract date
                                    quarterly under our auto-      nated Roth contribution         anniversary.*
                                    matic investment program       account" under a 401(k)
                                    (additional) (subject to tax   plan or 403(b) plan.
                                    maximums)                                                    o Conversion rollovers after
                                                                                                   age 70-1/2 must be net of
                                                                 o Conversion rollovers from a     required minimum distribu-
                                                                   traditional IRA or other        tions for the traditional IRA
                                                                   eligible retirement plan.       or other eligible retirement
                                                                                                   plan which is the source of
                                                                 o Direct transfers from           the conversion rollover.
                                                                   another Roth IRA.
                                                                                                 o Before 2010, you cannot roll
                                                                 o Regular Roth IRA contribu-      over funds from a traditional
                                                                   tions.                          IRA or other eligible retire-
                                                                                                   ment plan if your adjusted
                                                                 o Additional catch-up             gross income is $100,000 or
                                                                   contributions.                  more.
                                                                                                 o Although we accept regular
                                                                                                   Roth IRA contributions (lim-
                                                                                                   ited to $5,000) under Roth
                                                                                                   IRA contracts, we intend
                                                                                                   that the contract be used
                                                                                                   primarily for rollover and
                                                                                                   direct transfer contributions.
                                                                                                   o Additional catch-up contri-
                                                                                                   butions of up to $1,000 per
                                                                                                   calendar year where the
                                                                                                   owner is at least age 50 at
                                                                                                   any time during the calendar
                                                                                                   year for which the contribu-
                                                                                                   tion is made.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  o With documentation of        o No additional contributions
                                                                    employer or plan approval,     may be made after attain-
                                                                    and limited to pre-tax         ment of age 86, or, if later,
                                                                    funds, direct plan-to-plan     the first contract date
                                                                    transfers from another         anniversary.*
                                                                    403(b) plan or contract
                                                                    exchanges from another       o Contributions after age 70-1/2
                                                                    403(b) contract under the      must be net of any required
                                                                    same plan.                     minimum distributions.

                                                                                                 o We do not accept employer-
                                                                  o With documentation of          remitted contributions.
                                                                    employer or plan approval,
                                                                    and limited to pre-tax       o We do not accept after tax
                                                                    funds, eligible rollover       contributions, including des-
                                                                    distributions from other       ignated Roth contributions.
                                                                    403(b) plans, qualified
                                                                    plans, governmental
                                                                    employer 457(b) plans
                                                                    or traditional IRAs.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                    Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)               o Only transfer contributions
                                 o $500 (additional)                from other investments         o A separate QP contract must
                                                                    within an existing qualified     be established for each plan
                                                                    participant.
                                                                    plan trust.
                                                                                                  o We do not accept regular
                                                                  o The plan must be qualified      ongoing payroll contribu-
                                                                    under Section 401(a) of the     tions or contributions
                                                                    Internal Revenue Code.          directly from the employer.
                                                                  o For 401(k) plans, trans-      o Only one additional transfer
                                                                    ferred contributions may        contribution may be made
                                                                    not include any after-tax       during a contract year.
                                                                    contributions, including
                                                                    designated Roth contribu-     o No additional transfer con-
                                                                    tions.                          tributions after participant's
                                                                                                    attainment of age 76 or, if
                                                                                                    later, the first contract date
                                                                                                    anniversary.
                                                                                                  o Contributions after age 70-1/2
                                                                                                    must be net of any required
                                                                                                    minimum distributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible         20 through 70   o $4,000 (initial)              o Regular traditional IRA       o No regular IRA contributions
Premium IRA                                                        contributions.                  in the calendar year you turn
                                 o $50 (additional)                                                age 70-1/2 and thereafter.
                                                                 o Additional catch-up
                                 o $50 monthly or quarterly        contributions.                o Regular contributions may
                                   under our automatic invest-                                     not exceed $5,000.
                                   ment program (additional)     o Eligible rollover distribu-
                                   (subject to tax maximums)       tions from 403(b) plans,      o Additional catch-up contri-
                                                                   qualified plans, and govern-    butions of up to $1,000 per
                                                                   mental employer 457(b)          calendar year where the
                                                                   plans.                          owner is at least age 50 but
                                                                                                   under age 70-1/2 at any time
                                                                 o Rollovers from another          during the calendar year for
                                                                   traditional individual retire-  which the contribution is
                                                                   ment arrangement.               made.

                                                                 o Direct custodian-             o Although we accept rollover
                                                                   to-custodian transfers from     and direct transfer contribu-
                                                                   another traditional indi-       tions under the Flexible
                                                                   vidual retirement               Premium IRA contract, we
                                                                   arrangement.                    intend that the contract be
                                                                                                   used for ongoing regular
                                                                                                   contributions.

                                                                                                 o Rollover and direct transfer
                                                                                                   contributions may be made
                                                                                                   up to attainment of age
                                                                                                   86.*

                                                                                                 o Rollover and direct transfer
                                                                                                   contributions after age 70-1/2
                                                                                                   must be net of required
                                                                                                   minimum distributions.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
 Contract type   issue ages      contributions                    Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium   20 through 85   o $4,000 (initial)             o Regular Roth IRA contribu-   o No additional contributions
Roth IRA                                                            tions.                         may be made after the
                                   o $50 (additional)                                              attainment of age 86, or, if
                                   o $50 monthly or quarterly     o Additional catch-up contri-    later, the first contract date
                                     under our automatic invest-    butions.                       anniversary.*
                                     ment program (additional)
                                     (subject to tax maximums)    o Rollovers from another
                                                                    Roth IRA.                    o Contributions are subject to
                                                                                                   income limits and other tax
                                                                                                   rules.
                                                                  o Rollovers from a "desig-
                                                                    nated Roth contribution      o Regular Roth IRA contribu-
                                                                    account" under a 401(k)        tions may not exceed
                                                                    plan or 403(b) plan.           $5,000.

                                                                  o Conversion rollovers from a  o Additional catch-up contri-
                                                                    traditional IRA or other       butions of up to $1,000 per
                                                                    eligible retirement plan.      calendar year where the
                                                                                                   owner is at least age 50 at
                                                                  o Direct transfers from          any time during the calendar
                                                                    another Roth IRA.              year for which the contribu-
                                                                                                   tion is made.
                                                                                                   o Although we accept rollover
                                                                                                   and direct transfer contribu-
                                                                                                   tions under the Flexible
                                                                                                   Premium Roth IRA contract,
                                                                                                   we intend that the contract
                                                                                                   be used for ongoing regular
                                                                                                   Roth IRA contributions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA      0-70            o $5,000 (initial)             o Direct custodian-to-         o Any additional contributions
Beneficiary                                                         custodian transfers of your    must be from the same type
                                   o $1,000 (additional)            interest as a death benefi-    of IRA of the same deceased
Continuation                                                        ciary of the deceased          owner.
Contract (tradi-                                                    owner's traditional indi-    o Non-spousal beneficiary
tional IRA or                                                       vidual retirement              direct rollover contributions
Roth IRA)                                                           arrangement or Roth IRA to     from qualified plans, 403(b)
                                                                    an IRA of the same type.       plans and governmental
                                                                                                   employer 457(b) plans may
                                                                                                   be made to an Inherited IRA
                                                                                                   contract under specified
                                                                                                   circumstances.
------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and
   (ii) the date you make your first withdrawal.

*  Please see Appendix VII later in this Prospectus for state variations.


** May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.



24 Contract features and benefits

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OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. We also permit joint annuitants in non-exchange sales if you elect the Guaranteed withdrawal benefit for life on a Joint life basis, and the contract is owned by a non-natural owner. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If GWBL is elected, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the



                                              Contract features and benefits  25

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required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging.


If you elect the 100% Principal guarantee benefit, the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio ("permitted variable investment options").


If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect.




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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*                                                                 Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o ClearBridge Advisors, LLC
                                                                                        o Legg Mason Capital Management, Inc.
                                                                                        o Marsico Capital Management, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital      o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company
                                                                                          LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                              o Invesco Aim Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                              o AllianceBernstein L.P.
 EQUITY                                                                                 o JPMorgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
                                                                                        o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

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------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*                                                           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                          applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                      o Janus Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o T. Rowe Price Associates, Inc.
                                                                                  o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                            o Institutional Capital LLC
                                                                                  o MFS Investment Management
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                           o Franklin Advisers, Inc.
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Tradewinds Global Investors, LLC
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    High total return through a combination of current   o Pacific Investment Management Company
 BOND(1)                     income and capital appreciation.                       LLC
                                                                                  o Post Advisory Group, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Eagle Asset Management, Inc.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Franklin Advisory Services, LLC
 VALUE                                                                            o Pacific Global Investment Management
                                                                                    Company
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                  o RCM Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*                                                                 Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.        o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME          Seeks to maximize income while maintaining              o BlackRock Investment Management, LLC
 CORE(2)                        prospects for capital appreciation.                     o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.                o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                          o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and                o AXA Equitable
 FOUNDING STRATEGY CORE(4)      secondarily seeks income.
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA MUTUAL SHARES CORE(5)   Seeks to achieve capital appreciation, which            o BlackRock Investment Management, LLC
                                may occasionally be short-term, and secondarily,        o Franklin Mutual Advisers, LLC
                                income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE          Seeks to increase value through bull markets and        o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY              bear markets using strategies that are designed
                                to limit exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.              o BlackRock Investment Management, LLC
 CORE(6)                                                                                o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and               o BlackRock Investment Management, LLC
 EQUITY                         secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term           o BlackRock Investment Management
 VALUE                          growth of income, accompanied by growth of capital.       International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and            o Boston Advisors, LLC
 INCOME                         income to achieve an above-average and consistent
                                total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.        o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.           o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.                       o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(7)        Seeks to achieve a total return before expenses         o AllianceBernstein L.P.
                                that approximates the total return performance
                                of the Russell 3000 Index, including reinvestment
                                of dividends, at a risk level consistent with
                                that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses         o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the Barclays Capital U.S. Aggregate Bond Index,
                                including reinvestment of dividends, at a risk
                                level consistent with that of the Barclays
                                Capital U.S, Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.           o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------


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-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*                                                                  Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                 applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                  o Evergreen Investment Management
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.         o BlackRock Investment Management, LLC
                                                                                         o Evergreen Investment Management
                                                                                         Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                         "Evergreen International")
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o BlackRock Investment Management, LLC
 EQUITY(10)                                                                              o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                             ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current   o SSgA Funds Management, Inc.
                             income" mean moderate income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
-----------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust*                                                                   Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital growth.                o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                                approximates the total return performance of the
                                Russell 1000 Value Index, including reinvestment
                                of dividends, at a risk level consistent with that
                                of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.                    o AllianceBernstein L.P.
                                                                                          o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation         o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of       o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.                    o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.          o AXA Equitable
                                                                                          o SSgA Funds Management, Inc.
                                                                                          o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income,           o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                    o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                    o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appreciation.          o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.                    o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of traditional       o Pacific Investment Management Company,
                                money market products while maintaining an                  LLC
                                emphasis on preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
                                moderate risk to capital.                                 o AXA Equitable
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced              o BlackRock Financial Management, Inc.
                                volatility ofprincipal.
------------------------------------------------------------------------------------------------------------------------------------


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-----------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust*                                                                      Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                Objective                                                 applicable)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the        o AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and          o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                            with income as a secondary consideration.                      (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                  o Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                             o Morgan Stanley Investment Management Inc.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-      o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.




--------------------------------------------------------------------------------
 Footnote No.   Portfolio's Former Name
--------------------------------------------------------------------------------
                AXA Premier VIP Trust
--------------------------------------------------------------------------------
        (1)     Multimanager High Yield
--------------------------------------------------------------------------------
                EQ Advisors Trust
--------------------------------------------------------------------------------
        (2)     EQ/Franklin Income
--------------------------------------------------------------------------------
        (3)     EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
        (4)     EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
        (5)     EQ/Mutual Shares
--------------------------------------------------------------------------------
        (6)     EQ/Templeton Growth
--------------------------------------------------------------------------------
        (7)     EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
        (8)     EQ/Marsico Focus
--------------------------------------------------------------------------------
        (9)     EQ/Evergreen International Bond
--------------------------------------------------------------------------------
       (10)     EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
       (11)     EQ/PIMCO Real Return
--------------------------------------------------------------------------------

You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.



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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2009 is 1.50%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.

Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 17, 2009, the next available maturity date was February 16, 2016. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market


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value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.



DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation


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to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options (subject to restrictions in certain states. See Appendix VII later in this Prospectus.) You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, general dollar cost averaging is not available.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer


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enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life, the 100% Principal guarantee benefit or the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.
                      ----------------------------------
You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VII later in this Prospectus for more information on state availability. You may only participate in one dollar cost averaging program at a time.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6-1/2% (OR 6%, IF APPLICABLE) ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:

o 6-1/2% (or 6%,if applicable) with respect to the variable investment options (other than EQ/Money Market), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Money Market, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, THE GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM


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INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions), or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you take a withdrawal from your contract, your benefit base will be reduced as described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. After such withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal), or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).



GREATER OF 6-1/2% (OR 6% IF APPLICABLE) ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see " Withdrawal charge" in "Charges and expenses" later in the Prospectus.


3% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT). Your benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.


GREATER OF 3% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT . Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.


GUARANTEED MINIMUM INCOME BENEFIT AND THE ROLL-UP BENEFIT BASE RESET. You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you elect the Guaranteed minimum income benefit without the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elect both the Guaranteed minimum income benefit AND the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elect both options, they are not available with different Roll-Up benefit bases: each option must include either the 6-1/2% Roll-Up or 6% Roll-Up benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. You may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

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ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
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If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract


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date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75.


If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.


If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6-1/2% (or 6%) of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6-1/2% (or 6%) threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.


If you elect both a "Greater of" enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.


GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

Subject to state availability (see Appendix VII later in this Prospectus), you may elect one of the following:

o The Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base.

o The Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

Both options include the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 75. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.

If you elect the Guaranteed minimum income benefit with a "Greater of" death benefit, you can choose between one of the following two combinations:

o the Greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you elect the Guaranteed minimum income benefit without the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which



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is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit. If you elect both the Guaranteed minimum income benefit and a "Greater of" enhanced death benefit, the Roll-Up rate you elect must be the same for both features.


If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:


--------------------------------------------------------------------------------
        Level payments
--------------------------------------------------------------------------------
        Owner's             Period certain years
    age at exercise
--------------------------------------------------------------------------------
      80 and younger                10
            81                       9
            82                       8
            83                       7
            84                       6
            85                       5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.


Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.


o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your aggregate withdrawals during any contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the


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    beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6-1/2% (or 6%, if applicable) of your Roll-Up benefit base at the beginning of the contract year.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Money Market, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

--------------------------------------------------------------------------------
                                Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
--------------------------------------------------------------------------------
            10                     $10,065
            15                     $15,266
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(iii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

(v) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;


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(vii) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;

(viii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(ix) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 81 through 85 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits (other than the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

Subject to state availability (see Appendix VII later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits:

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts; 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts; 20 through 70 at issue of Flexible Premium IRA contracts; 0 through 70 at issue for Inherited IRA contracts; and 20 through 75 at issue of QP contracts.

o Annual Ratchet to age 85

o The Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85

o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85

Optional enhanced death benefit applicable for owner (or older joint owner, if applicable) ages 76 through 80 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, and Rollover TSA contracts.

o The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85

The Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 is not available for QP, Flexible Premium IRA, and Inherited IRA contracts.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

As discussed earlier in this Prospectus, you can elect a "Greater of" enhanced death benefit with a corresponding Guaranteed minimum income benefit. You can elect one of the following two combinations:


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o the Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, or

o the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit with the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base.

If you purchase a "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75. If you purchase a "Greater of" enhanced death benefit without the Guaranteed minimum income benefit, no reset is available. See "Guaranteed minimum income benefit and the Roll-Up benefit base reset" earlier in this section.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.


See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death


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benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.

You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner.

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis.


Joint life QP and TSA contracts are not permitted. This benefit is not available under an Inherited IRA contract. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or


o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.


For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o  Your GWBL benefit base increases by any subsequent contributions.


o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet" and "7% deferral bonus."

o Your GWBL benefit base may be increased by the 200% Initial GWBL benefit base guarantee, as described later in this section.


o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the younger owner or successor owner at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:



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--------------------------------------------------------------------------------
 Age                                       Applicable percentage
--------------------------------------------------------------------------------
45-59                                      4.0%
60-75                                      5.0%
76-85                                      6.0%
86 and older                               7.0%
--------------------------------------------------------------------------------


We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess with drawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.



You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.


For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.


In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.



ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.


If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


7% DEFERRAL BONUS

At no additional charge, in each contract year in which you have not taken a withdrawal, we will increase your GWBL benefit base by an



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amount equal to 7% of your total contributions. This 7% deferral bonus is applicable for the life of the contract, subject to certain restrictions.

We will apply the 7% deferral bonus to your GWBL benefit base on each contract date anniversary until you make a withdrawal from your contract. In a contract year following an Annual Ratchet (described above), the deferral bonus will be applied to your GWBL benefit base on each contract date anniversary until you make a withdrawal. However, no deferral bonus is applied on a contract date anniversary on which an Annual Ratchet occurs.

Once you make a withdrawal, we will not apply the deferral bonus in future years unless you meet one of the exceptions that would allow you to continue to receive the deferral bonus. Those exceptions are described as follows:

o You are eligible to receive the 7% deferral bonus for any of your first ten contract years that you have not taken a withdrawal, even if you had taken a withdrawal in a prior year. For example, if you take your first withdrawal in the second contract year, you are still eligible to receive the deferral bonus in contract years three through ten. The deferral bonus is not applied in the contract year in which a withdrawal was made.

o You are eligible to receive the 7% deferral bonus to your GWBL Benefit Base on a contract date anniversary during the ten years following an Annual Ratchet, as long as no withdrawal is made in the same contract year. If a withdrawal is made during this ten-year period, no deferral bonus is applied in the contract year in which the withdrawal was made.

If the Annual Ratchet occurs on any contract date anniversary, for the next and subsequent contract years, the deferral bonus will be 7% of the most recent ratcheted GWBL benefit base, plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 7% deferral bonus will be calculated using the reset GWBL benefit base, plus any applicable contributions. The 7% deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a 7% deferral bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base but, as this adjustment is the result of the 7% deferral bonus rather than the Annual Ratchet, a new ten-year period, as described above, is not started by this adjustment to the GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 7% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 7% deferral bonus will still apply.

MATURITY DATE. The last deferral bonus will be applicable on the contract's maturity date. (See "Annuity maturity date" under "Accessing your money" later in this Prospectus.)

200% INITIAL GWBL BENEFIT BASE GUARANTEE

If you have not taken a withdrawal from the contract before the later of (i) the tenth contract date anniversary, or (ii) the contract date anniversary following the owner's (or younger joint life's) attained age 70, the GWBL Benefit base will be increased to equal 200% of contributions made to the contract during the first 90 days, plus 100% of any subsequent contributions received after the first 90 days. There will be no increase if your GWBL benefit base already exceeds this initial GWBL Benefit base guarantee. This is the only time that this special increase to the GWBL Benefit base is available. However, you will continue to be eligible for the 7% deferral bonuses following this one-time increase.



SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;


o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 7% deferral bonus, as described above in this section;

o Your GWBL Enhanced death benefit base increases by the one-time 200% Initial GWBL Benefit base guarantee, if applicable;

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.



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See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment but adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.


o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.


o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for



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   the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Prospectus, even if pursuant to a divorce decree.

o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.



PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").


100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. See "What are your investment options under the contract?" earlier in this section.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.


Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar



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year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.


o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.


o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.


o  You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o The Guaranteed minimum income benefit, Spousal continuation, special dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue tak ing required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.


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YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.


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2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging; and (v) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)  mortality and expense risks;

(ii) administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)  increased to reflect additional contributions;

(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

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INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your


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contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


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3. Transferring your money among investment options


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TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.


In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


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We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.


To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:


   (a) the percentage you want invested in each investment option (whole percentages only), and

   (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our asset rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.


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You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


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4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



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                            Method of withdrawal
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                    Automatic                           Pre-age     Lifetime
                     payment                             59-1/2     required
                      plans                             substan    minimum
                      (GWBL                  System-    -tially   distribu-
 Contract             only)       Partial     atic       equal       tion
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NQ                     Yes         Yes         Yes        No         No
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Rollover IRA           Yes         Yes         Yes        Yes        Yes
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Flexible
 Premium IRA           Yes         Yes         Yes        Yes        Yes
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Roth Conversion
 IRA                   Yes         Yes         Yes        Yes        No
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Flexible Premium
 Roth IRA              Yes         Yes         Yes        Yes        No
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Inherited IRA          No          Yes         No         No          *
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QP**                   Yes         Yes         No         No         Yes
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Rollover TSA***        Yes         Yes         Yes        No         Yes
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* The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

*** Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.



MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.



CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet, 7% deferral bonus or by the one-time 200% Initial GWBL Benefit base guarantee. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take par-


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tial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount..


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under


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federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

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For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6-1/2% (or 6%, if applicable) of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).

Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. If the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced


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by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6-1/2% (or 6% or 3%, as applicable) or less of the 6-1/2% (or 6% or 3%, as applicable) Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6-1/2% (or 6% or 3%, as applicable) of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6-1/2% (or 6% or 3%, as applicable) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT


Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base is reduced by any withdrawal on a pro rata basis.

Your GWBL Enhanced death benefit base is reduced on a dollar-for-dollar basis by any withdrawal up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, your GWBL Enhanced death benefit base will be reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.


For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o It exceeds limits of federal income tax rules;

o Interest and principal are not paid when due; or

o In some instances, service with the employer terminates.


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Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. If such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.


For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6-1/2% (or 6%, if applicable) of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This


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is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.




--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for owners and annu-    Period certain annuity
   itants age 83 or less at contract
   issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each


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variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


The Income Manager(R) payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. (Please see Appendix VII later in this Prospectus for information on state variations.). Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically.


If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option


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that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.

As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.

The minimum death benefit will be reduced dollar-for-dollar by each payment, if it is based on the value of the enhanced death benefit, or it will be reduced pro rata by each payment, if it is based on the value of the standard death benefit. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.


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5. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary -- a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.


o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES


MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.



ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge


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from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                         Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8+
--------------------------------------------------------------------------------
   Percentage of
    contribution  7%    7%    6%    6%    5%    3%    1%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6-1/2% (or 6%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6-1/2% (or 6%, if applicable) of the beginning of contract year 6-1/2% (or 6%, if applicable) Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If you are age 76-80 at issue and elected the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, this waiver applies to withdrawals up to 3% of the beginning of the contract year 3% Roll-Up to age 85 benefit base. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.


If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawal during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:


(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or


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(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custo dial nursing care;
     - it provides continuous room and board to three or more persons;
     - it is supervised by a registered nurse or licensed practical nurse;
     - it keeps daily medical records of each patient;
     - it controls and records all medications dispensed; and
     - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.80% of the greater of the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.95% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, if applicable, we reserve the right to increase the charge for this enhanced death benefit up to a maximum of 0.80% of the applicable benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

GREATER OF 3% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the greater of the 3% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.


WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options (or, if applicable, permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE

If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


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If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first.

If you elect the Guaranteed minimum income benefit that includes the 6-1/2% Roll-Up benefit base, the charge is equal to 0.80% of the applicable benefit base on the contract date anniversary. If you elect the Guaranteed minimum income benefit that includes the 6% Roll-Up benefit base, the charge is equal to 0.65% of the applicable benefit base.

If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.10% for the benefit that includes the 6-1/2% Roll-Up benefit base or 0.95% for the benefit that includes the 6% Roll-Up benefit base. You will be notified of the increased charge at the time we notify you of your eligibility to reset.
The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.65%. If you elect the Joint Life option, the charge is equal to 0.80%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.80%. The maximum charge for the Joint Life option is 0.95%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


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CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o  Management fees ranging from 0.05% to 1.40%.

o  12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o  Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.


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When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the GWBL has not been elected, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, as applicable.


There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must


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be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.


o The applicable Guaranteed minimum death benefit option may continue as follows:

  -- If you elected either the Annual Ratchet to age 85 or the Greater of 6-1/2%
     (or 6%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and if your surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow until the contract date anniversary following the date the surviving spouse reaches age 85.

  -- If you elected the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, and your surviving spouse is age 80 or younger at the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If you were age 85 or older at death, we will reinstate the enhanced death benefit you elected. The benefit base (which had been previously frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the surviving spouse's 85th birthday. If your spouse is younger than age 75, before electing to continue the contract, your spouse should consider that he or she could purchase a new contract and elect the Greater of 6% (as opposed to 3%) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit at the same cost. He or she could also purchase a contract with a "Greater of 6-1/2%" enhanced death benefit at an additional cost.

  -- If you elected either the Annual Ratchet to age 85 or the Greater of the 6-1/2% (or 6%) Roll-Up to age 85 or Annual Ratchet to age



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       85 enhanced death benefit and your surviving spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued. If you elected the Greater of the 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit and your surviving spouse is 81 or older, the Guaranteed minimum death benefit and charge will be discontinued.


  -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

  -- For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.


o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o  The withdrawal charge schedule remains in effect.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.



BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Mini-


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mum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o  The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o  Any partial withdrawals must be at least $300.

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o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o  No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o  The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


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7.  Tax information



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OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit, special dollar cost averaging, selection of variable investment options, guaranteed interest option, fixed maturity options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


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CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.



ANNUITY PAYMENTS


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Your rights to apply amounts under this Accumulator(R) contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Accumulator(R) contract constitutes an annuity contract under current federal tax rules.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT THE GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.



EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to


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attempt to avoid this result, which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES


You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:


o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";


o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the withdrawal option selected by the beneficiary;


o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could



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cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.



INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis; and

o Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs.


This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

AXA Equitable has submitted the respective forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.


Your right to cancel within a certain number of days


You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o  "regular" contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are


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permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income ("AGI") is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits on deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).


To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:



 ($10,000-excess AGI)     times    the maximum       Equals the adjusted
 ____________________       x        regular            =    deductible
divided by $10,000                contribution              contribution
                                  for the year                  limit


Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on someone else's tax return and your adjusted gross income cannot exceed $50,000 ($55,000 after cost of living adjustment for 2009). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions.


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See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.


Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.



Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.


There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (for every year except 2009)"required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.



Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your tra-


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ditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions to traditional IRAs


Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or



o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;
(2) the excess contribution was due to incorrect information that the plan provided; and
(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you


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decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.



Required minimum distributions

Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50%


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penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.


If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.


Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.


Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


Early distribution penalty tax


A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


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To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or


o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009, $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, between $166,000 and $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000. (for 2009, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.


Rollovers and direct transfer contributions to Roth IRAs


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take


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possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or


o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includable in certain circumstances.



Recharacterizations
You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution


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while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.


No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and


o return of excess contributions or amounts recharacterized to a traditional
  IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2 or older; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.


(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:



(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any


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    conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


Required minimum distributions during life


Lifetime required minimum distributions do not apply.


Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.


Excess contributions to Roth IRAs


Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010 conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General


This section of this Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "Traditional individual retirement annuities (traditional
IRAs)."



--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)



In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.


LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from


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one 403(b) annuity contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE
ACCUMULATOR(R) TSA CONTRACT

The Accumulator(R) TSA contract was designed to be purchased through a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a rollover from another eligible retirement plan and does not accept employer-remitted contributions. Contributions to an Accumulator(R) TSA contract are extremely limited as described below.

Contributions to an Accumulator(R) TSA contract may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) TSA contract and other funding vehicles under the plan.


AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.



CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because the Accumulator(R) TSA contract can be issued through a direct plan-to-plan transfer or a contract exchange under the same plan, the characterization of funds in the contract can remain the same as under the prior contract. We provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.


EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. It is unlikely that rollover or direct transfer contributions can be made for an individual no longer actively participating in a 403(b) plan; however, there may be circumstances where an individual must take a required minimum distribution from a distributing plan or contract before rolling over or transferring the distribution to the Accumulator(R) contract. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution. For calendar year 2009 only, account-based required minimum distribution withdrawals are suspended, so certain rollovers which would be impermissible in other years may be made.


ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o  reaching age 59-1/2 even if still employed; or

o  disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.



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Because AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA contract, amounts that would be free of distribution restrictions in a traditional IRA, for example, are subject to distribution restrictions in the Accumulator(R) TSA contract.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:


o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o  the owner dies; or

o the plan under which the Accumulator(R) TSA contract is purchased is terminated.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor



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annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.



EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

   (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

   (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o  the loan does not qualify under the conditions above;

o  the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new Inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, prior to 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules. Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.



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Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS


Please note the temporary suspension of account-based required minimum distribution withdrawals, both lifetime and post-death, in calendar year 2009.


Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or


o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.



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o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.


Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS


Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.


A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2) to combine any two or more variable investment options;


(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 49;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 17, 2009 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
    Fixed Maturity
   Options with
   February 17th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 17, 2009   Maturity Value
--------------------------------------------------------------------------------
        2010               3.00%*           $ 97.09
        2011               3.00%*           $ 94.26
        2012               3.00%*           $ 91.51
        2013               3.00%*           $ 88.84
        2014               3.00%*           $ 86.25
        2015               3.00%*           $ 83.74
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
    Fixed Maturity
   Options with
   February 17th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 17, 2009   Maturity Value
--------------------------------------------------------------------------------
        2016               3.12%            $ 80.64
        2017               3.42%            $ 76.40
        2018               3.61%            $ 72.66
        2019               3.75%            $ 69.19
--------------------------------------------------------------------------------


* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

   (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


   (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.



   (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do


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business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options, the guaranteed interest option and available fixed maturity options, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.


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o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o  the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that



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apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

If you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.


In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.


A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict fac-


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simile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they


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manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


                                                            More information  97

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9. Incorporation of certain documents by reference



--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



98  Incorporation of certain documents by reference

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Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.





UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                           ---------------------------------
                                                                                                2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.75   $  14.58   $  13.91
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         49,051     25,941      4,973
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51   $  11.97   $  11.46
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         16,158      4,306        590
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.04   $  12.62   $  12.12
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         17,697      6,473      1,414
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.89   $  13.27   $  12.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         84,689     37,645      8,363
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.90   $  14.71   $  14.01
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        141,905     75,948     17,150
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.73   $  13.94   $  13.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,919      2,328        869
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.07   $  10.83   $  10.27
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,411        353         63
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.68   $  19.90   $  18.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,019      4,042        800
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.99   $  16.46   $  14.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,070      1,013        213
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.73   $  11.09   $  11.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,030        639        124
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.49   $  11.27   $  11.05
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,449        440        160
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.02   $  14.40   $  14.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,987      1,992        385
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.04   $  19.62   $  18.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,778      2,421        590
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   1.90   $   2.84   $   2.77
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,373      3,300        989
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

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                           www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                           ---------------------------------
                                                                                                2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.14    $  13.22    $ 11.94
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           594         324        101
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.28    $  12.38    $ 11.90
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,633       2,506        604
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.11    $  13.61    $ 13.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,728       2,267        276
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  2.71    $   3.40    $  3.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,267       4,141        966
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.67    $  11.11    $ 10.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,157       3,823        406
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.75    $  14.14    $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,505       2,496        553
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.29    $  10.74    $  9.95
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,266       1,405        316
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.49    $  13.28    $ 12.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           807         550         81
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.07    $  10.51    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,899       7,144        828
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.42    $   9.76    $ 10.82
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,521       1,033        123
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.93    $   9.52         --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        48,476      21,512         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.92    $  11.67    $ 11.43
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,668       1,148        231
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 31.77    $  46.43    $ 43.04
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,862         981        156
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54    $  19.36    $ 17.03
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,339       1,892        625
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.28    $   7.26    $  6.33
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,559       3,231        363
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.91    $  11.03    $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,840       3,598      1,106
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.46    $  14.23    $ 14.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           893         648        104
------------------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                           ---------------------------------
                                                                                                2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.67    $ 14.03     $ 13.69
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           365        162          37
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.71    $ 13.84     $ 12.31
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,472        881         180
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.04    $ 14.83     $ 13.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,333        747          58
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  4.45    $ 10.42     $ 11.22
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,673      1,065         314
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.03    $ 14.35     $ 15.23
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,760      5,014       1,142
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.43    $  8.13     $  7.67
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,692      1,046         249
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.87    $ 12.58     $ 12.32
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,289        975         291
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.81    $ 12.92     $ 11.83
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,142        524          92
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.47    $ 12.40     $ 12.50
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,432      2,011         408
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.02    $ 15.30     $ 13.60
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        10,424      5,402       1,416
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.00    $ 15.98     $ 14.99
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,947      2,442         587
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.06    $ 15.19     $ 15.64
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,612      1,507         506
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.67    $ 10.58     $ 10.24
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,707      1,895         702
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  1.56    $  2.36     $  1.98
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,857      2,099         449
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.57    $ 10.75     $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,798      5,018         666
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.77    $ 11.58     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,631      1,541         158
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.74    $ 11.16     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           683        487          35
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                           ---------------------------------
                                                                                                2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
 -----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.56    $ 10.76     $ 11.10
 -----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,533        886          96
 -----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 8.95    $  9.45     $  8.59
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,821      3,197         841
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $10.21    $ 11.07     $ 10.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,880      1,453         364
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 9.93    $ 10.26     $  9.87
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,229        488         111
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 9.35    $ 14.39     $ 14.85
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,215      1,354         370
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 3.85    $  6.75     $  6.37
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,900      1,437         154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 6.33    $ 10.84     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,870      4,461         526
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 1.46    $  2.46     $  2.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,891      2,349         473
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 7.15    $ 11.48     $ 11.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,784      2,074         664
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $14.63    $ 34.76     $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,722      2,799         625
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 8.38    $ 16.12     $ 13.35
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,390      1,545         298
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 5.00    $  8.29
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,805      3,973
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 7.50    $ 14.25     $ 12.96
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           529        238          94
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $11.41    $ 11.28     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,680      1,109         333
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 9.97    $ 13.81     $ 12.84
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,648        845         178
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 9.56    $ 12.66     $ 12.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,102      1,768         448
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $10.65    $ 20.44     $ 18.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,606      1,524         386
------------------------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                           ---------------------------------
                                                                                                2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.36    $ 14.02     $ 13.53
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           507        349          62
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.83    $ 12.67     $ 11.54
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,190        674         176
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.83    $ 15.92     $ 15.57
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,483      1,212         264
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.27    $ 14.84     $ 13.44
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,229        725         212
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.36    $ 14.81     $ 15.00
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,300        778         224
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  2.98    $  5.21     $  5.09
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,840      3,439         574
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.15    $ 13.29     $ 14.93
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           910        704         327
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.57    $ 14.50     $ 12.42
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,902        986         112
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

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Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75, or if later, the first contract anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges, market value adjustments or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.


For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6-1/2% (or 6%, as applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

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Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2009 to a fixed maturity option with a maturity date of February 15, 2017 (eight years later) at a hypothetical rate to maturity of 7.00%("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2013(a).





---------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                                  rate to maturity
                                                                              ("j" in the calculations
                                                                                       below)
                                                                                 February 15, 2013
---------------------------------------------------------------------------------------------------------
                                                                                   5.00%        9.00%
---------------------------------------------------------------------------------------------------------
 As of February 15, 2013 before withdrawal
---------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
---------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
---------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
---------------------------------------------------------------------------------------------------------
 On February 15, 2013 after $50,000 withdrawal
---------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                          $  3,637     $ (3,847)
---------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
---------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
---------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
---------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
---------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

           Maturity value                               $171,882
          ________________             =            ________________               where j is either 5% or 9%
                (D/365)                                  (1,461/365)
           (1+j)                                    (1+j)

 (c)      Fixed maturity amount is based on the following calculation:

           Maturity value                               $171,882
          ________________             =           ___________________
                 (D/365)                                   (1,461/365)
            (1+h)                                  (1+0.07)

 (d)      Maturity value is based on the following calculation:

                                       (D/365)                                    (1,461/365)
          Fixed maturity amount x (1+h)          = ($84,741 or $77,257) x (1+0.07)

                               Appendix III: Market value adjustment example C-1

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Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



------------------------------------------------------------------------------------------------------------------------------------
   End of
 contract                      6-1/2% Roll-Up to age 85    6% Roll-Up to age 85    Annual Ratchet to age 85      GWBL Enhanced
   year       Account value         benefit base              benefit base              benefit base         death benefit base
------------------------------------------------------------------------------------------------------------------------------------
     1          $105,000            $  106,500 (4)            $  106,000 (6)            $  105,000 (1)          $  105,000 (7)
------------------------------------------------------------------------------------------------------------------------------------
     2          $115,500            $  113,423 (3)            $  112,360 (5)            $  115,500 (1)          $  115,500 (7)
------------------------------------------------------------------------------------------------------------------------------------
     3          $129,360            $  120,795 (3)            $  119,102 (5)            $  129,360 (1)          $  129,360 (7)
------------------------------------------------------------------------------------------------------------------------------------
     4          $103,488            $  128,647 (3)            $  126,248 (5)            $  129,360 (2)          $  135,828 (8)
------------------------------------------------------------------------------------------------------------------------------------
     5          $113,837            $  137,009 (4)            $  133,823 (6)            $  129,360 (2)          $  142,296 (8)
------------------------------------------------------------------------------------------------------------------------------------
     6          $127,497            $  145,914 (4)            $  141,852 (6)            $  129,360 (2)          $  148,764 (8)
------------------------------------------------------------------------------------------------------------------------------------
     7          $127,497            $  155,399 (4)            $  150,363 (6)            $  129,360 (2)          $  155,232 (8)
------------------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6-1/2% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6-1/2% Roll-Up to age 85.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(7) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(8) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.

D-1 Appendix IV: Enhanced death benefit example

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Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6-1/2% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.47)% and 3.53% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.61%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical illustrations E-1

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit

                       Guaranteed minimum income benefit

                                                        Greater of 6-1/2%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60       1      100,000   100,000   93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61       2       95,488   101,467   88,488    94,467   106,500  106,500    109,100  109,100     N/A      N/A      N/A      N/A
 62       3       90,993   102,871   84,993    96,871   113,423  113,423    118,792  118,792     N/A      N/A      N/A      N/A
 63       4       86,505   104,200   80,505    98,200   120,795  120,795    129,113  129,113     N/A      N/A      N/A      N/A
 64       5       82,018   105,446   77,018   100,446   128,647  128,647    140,105  140,105     N/A      N/A      N/A      N/A
 65       6       77,523   106,598   74,523   103,598   137,009  137,009    151,812  151,812     N/A      N/A      N/A      N/A
 66       7       73,012   107,644   72,012   106,644   145,914  145,914    164,280  164,280     N/A      N/A      N/A      N/A
 67       8       68,476   108,572   68,476   108,572   155,399  155,399    177,558  177,558     N/A      N/A      N/A      N/A
 68       9       63,905   109,367   63,905   109,367   165,500  165,500    191,699  191,699     N/A      N/A      N/A      N/A
 69      10       59,291   110,015   59,291   110,015   176,257  176,257    206,760  206,760     N/A      N/A      N/A      N/A
 74      15       35,110   110,454   35,110   110,454   241,487  241,487    298,082  298,082   14,441   14,441   14,441   14,441
 79      20        8,079   104,250    8,079   104,250   330,859  330,859    423,202  423,202   22,168   22,168   22,168   22,168
 84      25            0    87,796        0    87,796         0  453,305          0  554,251      0     36,264      0     36,264
 89      30            0    77,678        0    77,678         0  482,770          0  583,716     N/A      N/A      N/A      N/A
 94      35            0    70,227        0    70,227         0  482,770          0  583,716     N/A      N/A      N/A      N/A
 95      36            0    68,592        0    68,592         0  482,770          0  583,716     N/A      N/A      N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical illustrations

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Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

                                                                No Withdrawal   $3,000 withdrawal   $6,000 withdrawal
------------------------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
------------------------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
------------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C                                                                   4,000             4,000               4,000
    D).
    B minus A.
------------------------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0               3,000               6,000
------------------------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                 2,000
    greater of D minus C or zero
------------------------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F                                                                  100,000           100,000              98,000
    A minus E
------------------------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G                                                                  104,000           101,000              98,000
    B minus D
------------------------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H                                                                   4,000             1,000                 0
    G minus F
------------------------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                 40%
------------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J                                                                   1,600              400                  0
    H times I
------------------------------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K                                                                  105,600           101,400              98,000
    G plus J
------------------------------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


                           Appendix VI: Earnings enhancement benefit example F-1

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Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to can-       If you reside in the state of California and you
                cel within a certain number of days"                            are age 60 and older at the time the contract is
                                                                                issued, you may return your variable annuity
                                                                                contract within 30 days from the date that you
                                                                                receive it and receive a refund as described
                                                                                below.

                                                                                If you allocate your entire initial contribution
                                                                                to the EQ/Money Market option (and/or guaranteed
                                                                                interest option, if available), the amount of
                                                                                your refund will be equal to your contribution
                                                                                less interest, unless you make a trans- fer, in
                                                                                which case the amount of your refund will be
                                                                                equal to your account value on the date we
                                                                                receive your request to cancel at our processing
                                                                                office. This amount could be less than your
                                                                                initial contribution. If the Principal guarantee
                                                                                ben- efit or Guaranteed withdrawal benefit for
                                                                                life is elected, the investment allocation
                                                                                during the 30 day free look period is limited to
                                                                                the guaranteed interest option. If you allocate
                                                                                any portion of your initial contribution to the
                                                                                variable invest- ment options (other than the
                                                                                EQ/Money Market option) and/or fixed maturity
                                                                                options, your refund will be equal to your
                                                                                account value on the date we receive your
                                                                                request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Loans under Rollover TSA contracts" in "Accessing          Your loan interest rate will not exceed 8% (or
                your money"                                                     any lower maximum rate that may become required
                                                                                by Illinois or federal law).

                See "Selecting an annuity payout option" under "Your            The following sentence replaces the first
                annuity payout options" in "Accessing your money"               sentence of the second paragraph in this
                                                                                section:

                                                                                You can choose the date annuity payments begin
                                                                                but it may not be earlier than twelve months
                                                                                from the Accumulator(R) contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Annual administrative charge                                    The annual administrative charge will not be
                                                                                deducted from amounts allocated to the
                                                                                Guaranteed interest option.

                See "Disability, terminal illness or confinement to nursing     This section is deleted in its entirety.
                home" under "Withdrawal charge" in "Charges and
                expenses" )
------------------------------------------------------------------------------------------------------------------------------------



G-1 Appendix VII: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI     Automatic Investment Program                                    Not Available

                QP (defined contribution and defined benefit) contracts         Not Available

                See "How you can purchase and contribute to your con-           Additional contributions can only be made within
                tract" in "Contract features and benefits"                      the first year after the contract issue date.
                                                                                The 150% limit does not apply.
------------------------------------------------------------------------------------------------------------------------------------
The following information applies to Accumulator(R) contracts sold in New Jersey from May 29, 2007 to September 10, 2007:

NEW JERSEY      "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to       All references to this feature are deleted in
                age 85 enhanced death benefit"                                  their entirety.

                                                                                You have the choice of the following guaranteed
                                                                                minimum death benefits: the Greater of 6%
                                                                                Roll-Up to age 85 or Annual Ratchet to age 85;
                                                                                the Greater of 3% Roll-Up to age 85 or Annual
                                                                                Ratchet to age 85; the Annual Ratchet to age 85;
                                                                                the Standard death benefit; the GWBL Standard
                                                                                death benefit; or the GWBL Enhanced death
                                                                                benefit.

                See "Guaranteed minimum death benefit charge" in "Fee           The charge for the Greater of 6% Roll-Up to age
                table"                                                          85 or Annual Ratchet to age 85 is 0.60%

                                                                                The charge for the Greater of 3% Roll-Up to age
                                                                                85 or Annual Ratchet to age 85 is 0.60%

                See "Guaranteed minimum death benefit charge" and               Footnote (4) (and all related text) is deleted
                "Guaranteed minimum income benefit charge" in "Fee              in its entirety. We do not reserve the right to
                table"                                                          increase your charge if you reset your Greater
                                                                                of 6% to age 85 or Annual Ratchet to age 85
                                                                                enhanced death benefit and Guaranteed minimum
                                                                                income benefit Roll-Up benefit base.

                See "Guaranteed minimum income benefit and the Roll-Up          All references to resetting your Roll-Up benefit
                benefit base reset" in "Contract features and benefits"         base on each contract date anniversary are
                                                                                deleted in their entirety here and throughout
                                                                                the Prospectus. Instead, if you elect the
                                                                                Guaranteed minimum income benefit alone or
                                                                                together with the Greater of 6% Roll-Up to age
                                                                                85 or Annual Ratchet to age 85 enhanced death
                                                                                benefit, you will be eligible to reset the
                                                                                Roll-Up benefit base for these guaranteed
                                                                                benefits to equal the account value as of the
                                                                                5th or later contract date anniversary. Each
                                                                                time you reset the Roll-Up benefit base, your
                                                                                Roll-Up benefit base will not be eligible for
                                                                                another reset for five years.

                                                                                The Guaranteed minimum income benefit that
                                                                                includes the 6-1/2% Roll-Up benefit base is not
                                                                                available in combination with the Greater of 6%
                                                                                Roll-Up to age 85 or Annual Ratchet to age 85
                                                                                enhanced death benefit.
------------------------------------------------------------------------------------------------------------------------------------



Appendix VII: State contract availability and/or variations of certain features and benefits G-2

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-------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                Availability or Variation
-------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY      See "Guaranteed minimum income benefit option" in    The table showing the maximum periods certain available
(CONTINUED)     "Contract features and benefits"                     under the life with a period certain payout option is
                                                                     deleted in its entirety and replaced with the following:
                                                                      ----------------------------
                                                                            Level payments
                                                                      ---------------------------
                                                                                         Period
                                                                                        certain
                                                                                         years
                                                                            Owner's    ----------
                                                                       age at exercise  IRAs   NQ
                                                                      ---------------------------
                                                                       75 and younger   10    10
                                                                             76          9    10
                                                                             77          8    10
                                                                             78          7    10
                                                                             79          7    10
                                                                             80          7    10
                                                                             81          7     9
                                                                             82          7     8
                                                                             83          7     7
                                                                             84          6     6
                                                                             85          5     5
                                                                      ---------------------------
                See "Greater of 6% Roll-Up to age 85 or Annual       The second sentence of the first paragraph and the entire
                Ratchet to age 85" under "Guaranteed minimum death   second paragraph is deleted in their entirety and replaced
                benefit charge" in "Charges and expenses"            with the following:

                                                                     The charge is equal to 0.60% of the Greater of the 6%
                                                                     Roll-Up to age 85 or the Annual Ratchet to age 85 benefit
                                                                     base.

                See "Greater of 3% Roll-Up to age 85 or Annual       The second sentence is deleted in its entirety and replaced
                Ratchet to age 85" under "Guaranteed minimum death   with the following:
                benefit charge" in "Charges and expenses"
                                                                     The charge is equal to 0.60% of the Greater of the 3%
                                                                     Roll-up to age 85 or the Annual Ratchet to age 85 benefit
                                                                     base.

                See "Guaranteed minimum income benefit charge" in    The third paragraph is deleted in its entirety.
                "Charges and expenses"
-------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                        Your contract refers to contributions as premiums.

                Special dollar cost averaging program                In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

                See "Disability, terminal illness, or confinement    Item (iii) under this section is deleted in its entirety
                to  nursing home" under "Withdrawal charge" in
                "Charges and expenses"

                Required disclosure for Pennsylvania customers       Any person who knowingly and with intent to defraud any
                                                                     insurance company or other person files an application for insurance or statement of claim containing any materially
                                                                     false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
-------------------------------------------------------------------------------------------------------------------------------



G-3 Appendix VII: State contract availability and/or variations of certain features and benefits

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                 e-delivery today at www.axa-equitable.com/green

------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Beneficiary continuation option (IRA)                           Not Available

                IRA, Roth IRA, Inherited IRA, Rollover TSA and QP (Defined      Not Available
                Benefit) contracts

                See "How you can purchase and contribute to your con-           Specific requirements for purchasing QP
                tract" in "Contract features and benefits"                      contracts in Puerto Rico are outlined below in
                                                                                "Purchase considerations for QP (Defined
                                                                                Contribution) contracts in Puerto Rico".

                See "Exercise Rules" under "How you can purchase and            Exercise restrictions for the GMIB on a Puerto
                contribute to your contract" in "Contract features and ben-     Rico QPDC contract are described below, under
                efits"                                                          "Purchase consider- ations for QP (Defined
                                                                                Contribution) contracts in Puerto Rico", and in
                                                                                your contract.

                See "Income Manager(R) payout options" in "Accessing your       This payout option is not available with QPDC
                money"                                                          contracts.


                See "Transfers of ownership, collateral assignments, loans      Transfers of ownership of QP contracts are
                and borrowing" in "More information"                            governed by Puerto Rico law. Please consult your
                                                                                tax, legal or plan advi- sor if you intend to
                                                                                transfer ownership of your contract.

                "Purchase considerations for QP (Defined Contribution)          Purchase considerations for QP (Defined
                contracts in Puerto Rico" -- this section replaces "Appen-      Contribution) contracts in Puerto Rico:
                dix II: Purchase considerations for QP contracts" in this       Trustees who are considering the purchase of an
                Prospectus.                                                     Accumulator(R) QP contract in Puerto Rico
                                                                                should discuss with their tax, legal and plan
                                                                                advisors whether this is an appropriate
                                                                                investment vehicle for the employer's plan.
                                                                                Trustees should consider whether the plan
                                                                                provisions permit the investment of plan assets
                                                                                in the QP contract, the Guaranteed minimum
                                                                                income benefit and other guaranteed benefits,
                                                                                and the payment of death benefits in
                                                                                accordance with the requirements of Puerto Rico
                                                                                income tax rules. The QP contract and this
                                                                                Prospectus should be reviewed in full, and the
                                                                                following factors, among others, should be
                                                                                noted.

                                                                                Limits on Contract Ownership:
                                                                                o The QP contract is offered only as a funding
                                                                                  vehicle to qualified plan trusts of single
                                                                                  participant defined contribution plans that
                                                                                  are tax-qualified under Puerto Rico law, not
                                                                                  United States law. The contract is not
                                                                                  available to US qualified plans or to defined
                                                                                  benefit plans qualifying under Puerto Rico
                                                                                  law.
                                                                                o The QP contract owner is the qualified plan
                                                                                  trust. The annuitant under the contract is the
                                                                                  self-employed Puerto Rico resident, who is the
                                                                                  sole plan participant.
                                                                                o This product should not be purchased if the
                                                                                  self-employed individual anticipates having
                                                                                  additional employees become eligible for the
                                                                                  plan. We will not allow additional contracts
                                                                                  to be issued for participants other than the
                                                                                  original business owner.
                                                                                o If the business that sponsors the plan adds
                                                                                  another employee, no further contributions may
                                                                                  be made to the contract. If the employer moves
                                                                                  the funds to another funding vehicle that can
                                                                                  accommodate more than one employee, this move
                                                                                  could result in surrender charges, if
                                                                                  applicable, and the loss of guaranteed
                                                                                  benefits in the contract.
------------------------------------------------------------------------------------------------------------------------------------

Appendix VII: State contract availability and/or variations of certain features and benefits G-4

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-----------------------------------------------------------------------------------------------------------
 State           Features and Benefits    Availability or Variation
-----------------------------------------------------------------------------------------------------------
PUERTO RICO                               Limits on Contributions:
(CONTINUED)                               o All contributions must be direct transfers from other
                                            investments within an existing qualified plan trust.
                                          o Employer payroll contributions are not accepted.
                                          o Only one additional transfer contribution may be made
                                            per contract year.
                                          o Checks written on accounts held in the name of the
                                            employer instead of the plan or the trustee will not be
                                            accepted.
                                          o As mentioned above, if a new employee becomes eligible
                                            for the plan, the trustee will not be permitted to make
                                            any further contributions to the contract established for
                                            the original business owner.

                                          Limits on Payments:
                                          o Loans are not available under the contract.
                                          o All payments are made to the plan trust as owner, even
                                            though the plan participant/annuitant is the ultimate
                                            recipient of the benefit payment.
                                          o AXA Equitable does no tax reporting or withholding of
                                            any kind. The plan administrator or trustee will be solely responsible for performing or providing for all such
                                            services.
                                          o AXA Equitable does not offer contracts that qualify as
                                            IRAs under Puerto Rico law. The plan trust will exercise
                                            the GMIB and must continue to hold the supplementary
                                            contract for the duration of the GMIB payments.

                                          Plan Termination:
                                          o If the plan participant terminates the business, and as a result wishes to terminate the plan, the trust would have
                                            to be kept in existence to receive payments. This could
                                            create expenses for the plan.
                                          o If the plan participant terminates the plan and the trust is dissolved, or if the plan trustee (which may or may not be the same as the plan participant) is unwilling to accept
                                            payment to the plan trust for any reason, AXA Equitable
                                            would have to change the contract from a Puerto Rico
                                            QP to NQ in order to make payments to the individual as
                                            the new owner. Depending on when this occurs, it could
                                            be a taxable distribution from the plan, with a potential
                                            tax of the entire account value of the contract. Puerto
                                            Rico income tax withholding and reporting by the plan
                                            trustee could apply to the distribution transaction.
                                          o If the plan trust is receiving GMIB payments and the trust is subsequently terminated, transforming the contract
                                            into an individually owned NQ contract, the trustee
                                            would be responsible for the applicable Puerto Rico
                                            income tax withholding and reporting on the present
                                            value of the remaining annuity payment stream.
                                          o AXA Equitable is a U.S. insurance company, therefore
                                            distributions under the NQ contract could be subject to
                                            United States taxation and withholding on a "taxable
                                            amount not determined" basis.
-----------------------------------------------------------------------------------------------------------

G-5 Appendix VII: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Tax information-- special rules for NQ contracts                Income from NQ contracts we issue is U.S.
(CONTINUED)                                                                     source. A Puerto Rico resident is subject to
                                                                                U.S. taxation on such U.S. source income. Only
                                                                                Puerto Rico source income of Puerto Rico resi-
                                                                                dents is excludable from U.S. taxation. Income
                                                                                from NQ contracts is also subject to Puerto Rico
                                                                                tax. The calculation of the taxable portion of
                                                                                amounts distributed from a contract may differ
                                                                                in the two jurisdictions. Therefore, you might
                                                                                have to file both U.S. and Puerto Rico tax
                                                                                returns, showing different amounts of income
                                                                                from the contract for each tax return. Puerto
                                                                                Rico generally provides a credit against Puerto
                                                                                Rico tax for U.S. tax paid. Depending on your
                                                                                personal situation and the timing of the
                                                                                different tax liabilities, you may not be able
                                                                                to take full advantage of this credit.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and              The annual administrative charge will not be
                expenses"                                                       deducted from amounts allocated to the
                                                                                Guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option                                      Not Available

                Investment simplifier -- Fixed-dollar option                    Not Available
                and Interest sweep option

                Fixed maturity options                                          Not Available

                Income Manager(R) payout option                                 Not Available

                Earnings enhancement benefit                                    Not Available

                Special dollar cost averaging program                           o Available only at issue
                                                                                o Subsequent contributions cannot be used to
                                                                                  elect new programs. You may make subsequent
                                                                                  contributions to the initial programs while
                                                                                  they are still running.

                "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet to       All references to these features are deleted in
                age 85 enhanced death benefit"; "Greater of 6% Roll-Up          their entirety.
                to age 85 or Annual Ratchet to age 85 enhanced death
                benefit"; and "GWBL Enhanced death benefit"                     You have the choice of the following guaranteed
                                                                                minimum death benefits: the Greater of 4%
                                                                                Roll-Up to age 85 or Annual Ratchet to age 85
                                                                                enhanced death benefit; the Greater of 3%
                                                                                Roll-Up to age 85 or Annual Ratchet to age 85
                                                                                enhanced death benefit; the Annual Ratchet to
                                                                                age 85; the Standard death benefit; or the GWBL
                                                                                Standard death benefit.

                See "Guaranteed minimum death benefit charge" in "Fee           The charge for the Greater of 4% Roll-Up to age
                table" and in "Charges and expenses"                            85 or Annual Ratchet to age 85 is 0.65% and
                                                                                cannot be increased.

                See "How you can purchase and contribute to your con-           o For contracts with GWBL, the $1,500,000
                tract" in "Contract features and benefits"                        contribution limit applies for all issue ages.

                                                                                o The second sentence of the third paragraph is
                                                                                  deleted. The paragraph now reads: "We limit
                                                                                  aggregate contribu- tions made after the first
                                                                                  contract year to 150% of first-year
                                                                                  contributions."
------------------------------------------------------------------------------------------------------------------------------------



          Appendix VII: State contract availability and/or variations of certain features and benefits G-6

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------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Guaranteed minimum death benefit and Guaranteed            o If you elect the 6-1/2% (or 6%, as applicable)
(CONTINUED)     minimum income benefit base" in "Contract features and            Guaranteed minimum income benefit with the
                benefits"                                                         Greater of 4% Roll-Up to age 85 or Annual
                                                                                  Ratchet to age 85 enhanced death benefit, the
                                                                                  variable investment options (other than
                                                                                  EQ/Money Market) and the account for special
                                                                                  dollar cost averaging will roll up at an
                                                                                  annual rate of 6-1/2% (or 6%, as applicable)
                                                                                  for the Guaranteed minimum income benefit base
                                                                                  and 4% for the 4% Roll-Up to age 85 benefit
                                                                                  base.

                                                                                o If you elect the Greater of 4% Roll-Up to age
                                                                                  85 or Annual Ratchet to age 85 enhanced death
                                                                                  benefit, without a Guaranteed minimum income
                                                                                  benefit, the variable investment options
                                                                                  (other than EQ/Money Market) and the account
                                                                                  for special dollar cost averaging will roll up
                                                                                  at an annual rate of 4% for the 4% Roll-Up to
                                                                                  age 85 benefit base.

                See "Guaranteed minimum death benefit/Guaranteed mini-          Your "Greater of 4% Roll-Up to age 85 or Annual
                mum income benefit roll-up benefit benefit base reset" in       Ratchet to age 85 enhanced death benefit"
                "Contract features and benefits"                                benefit base will reset only if your account
                                                                                value is greater than your Guaranteed minimum
                                                                                income benefit Roll-Up benefit base.

                See "How withdrawals affect your Guaranteed minimum             The first sentence of the third paragraph is
                income benefit and Guaranteed minimum death benefit" in         replaced with the following:
                "Accessing your money"
                                                                                o With respect to the 6-1/2% (or 6%, as
                                                                                  applicable) Guar- anteed minimum income
                                                                                  benefit, withdrawals (including any applicable
                                                                                  withdrawal charges) will reduce the 6-1/2% (or
                                                                                  6%, as applicable) Roll-Up to age 85 benefit
                                                                                  base on a dollar-for-dollar basis, as long as
                                                                                  the sum of the withdrawals in a contract year
                                                                                  is 6-1/2% (or 6%, as applicable) or less of
                                                                                  the 6-1/2% (or 6%, as applicable) Roll-Up
                                                                                  benefit base on the contract issue date or the
                                                                                  most recent contract date anniversary, if
                                                                                  later.

                                                                                o With respect to the Guaranteed minimum income
                                                                                  benefit and the Greater of 4% Roll-Up to age
                                                                                  85 or Annual Ratchet to age 85 enhanced death
                                                                                  benefit, if elected in combination,
                                                                                  withdrawals (including any applicable with-
                                                                                  drawal charges) will reduce each of the
                                                                                  benefits' Roll-Up to age 85 benefit base on a
                                                                                  dollar-for-dollar basis, as long as the sum of
                                                                                  the withdrawals in a contract year is 6-1/2%
                                                                                  (or 6%, as applicable) or less of the
                                                                                  Guaranteed minimum income benefit's Roll-Up
                                                                                  benefit base on the contract issue date or the
                                                                                  most recent contract date anniversary, if
                                                                                  later.
 -----------------------------------------------------------------------------------------------------------------------------------



G-7 Appendix VII: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON                                                                      See "Guaranteed minimum death benefit" in
(continued)                                                                     "Contract features and benefits"

                                                                                See "GWBL Guaranteed minimum death benefit" under
                                                                                "Guaranteed withdrawal benefit for life ("GWBL")"
                                                                                in  "Contract features and benefits"

                                                                                See "Annual administrative charge" in "Charges and
                                                                                expenses"

                                                                                See "10% free withdrawal amount" under "Withdrawal
                                                                                charge" in "Charges and expenses"

                                                                                See "Certain withdrawals" under "Withdrawal charge"
                                                                                in "Charges and expenses"

                See "Guaranteed minimum death benefit" in                       You have a choice of the standard death benefit,
                "Contract features and benefits"                                the Annual Ratchet to age 85 enhanced death
                                                                                benefit, the Greater of 3% Roll-Up to age 85 or
                                                                                Annual Ratchet to age 85 enhanced death benefit,
                                                                                or the Greater of 4% Roll-Up to age 85 or Annual
                                                                                Ratchet to age 85 enhanced death benefit.

                See "GWBL Guaranteed minimum death benefit" under               Only the GWBL Standard death benefit is
                "Guaranteed withdrawal benefit for life ("GWBL")" in            available.
                "Contract features and benefits"

                See "Annual administrative charge" in "Charges and              The second paragraph of this section is replaced
                expenses"                                                       with the following:

                                                                                The annual administrative charge will be
                                                                                deducted from the value in the variable
                                                                                investment options on a pro rata basis. If those
                                                                                amounts are insufficient, we will deduct all or
                                                                                a portion of the charge from the account for
                                                                                special dollar cost averaging. If the contract
                                                                                is surrendered or annuitized or a death benefit
                                                                                is paid on a date other than a contract date
                                                                                anniversary, we will deduct a pro rata portion
                                                                                of that charge for the year.

                See "10% free withdrawal amount" under "Withdrawal              The 10% free withdrawal amount applies to full
                charge" in "Charges and expenses"                               surrenders.

                See "Certain withdrawals" under "Withdrawal charge" in          If you elect the Greater of 4% Roll-Up to age 85
                "Charges and expenses"                                          or Annual Ratchet to age 85 enhanced death
                                                                                benefit without a Guar- anteed minimum income
                                                                                benefit, the withdrawal charge will be waived
                                                                                for any withdrawal that, together with any prior
                                                                                withdrawals made during the contract year, does
                                                                                not exceed 6% of the beginning of contract year
                                                                                4% Roll-Up to age 85 benefit base, even if such
                                                                                withdrawals exceed the free withdrawal amount.
------------------------------------------------------------------------------------------------------------------------------------



                                Appendix VII: State contract availability and/or
                                 variations of certain features and benefits G-8

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------------------------------------------------------------------------------------------------------------------------------------
 State          Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      See "Withdrawal charge" in "Charges and expenses" under         The owner (or older joint owner, if applicable)
(CONTINUED)     "Disability, terminal illness, or confinement to nursing        has qualified to receive Social Security
                home"                                                           disability benefits as certified by the Social
                                                                                Security Administration or a statement from an
                                                                                independent U.S. licensed physician stating that
                                                                                the owner (or older joint owner, if applicable)
                                                                                meets the definition of total disability for at
                                                                                least 6 continuous months prior to the notice of
                                                                                claim. Such disability must be re-certified
                                                                                every 12 months.
------------------------------------------------------------------------------------------------------------------------------------



G-9 Appendix VII: State contract availability and/or variations of certain features and benefits

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Appendix VIII: Contract variations

--------------------------------------------------------------------------------


You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period          Feature/Benefit                  Variation
------------------------------------------------------------------------------------------------------------------------------
May 2007 - February 2008         Guaranteed withdrawal             At no additional charge, during the first ten
(through March 2008 in Nevada)   benefit for life--                contract years, in each year you have not taken a
                                 5% deferral bonus                 withdrawal, we will increase your GWBL benefit base
                                                                   by an amount equal to 5% of your total contributions.
                                                                   If the Annual Ratchet (as discussed immediately
                                                                   above) occurs on any contract date anniversary, for
                                                                   the next and subsequent contract years, the bonus
                                                                   will be 5% of the most recent ratcheted GWBL benefit
                                                                   base plus any subsequent contributions. If the GWBL
                                                                   benefit base is reduced due to an Excess withdrawal,
                                                                   the 5% deferral bonus will be calculated using the
                                                                   reset GWBL benefit base plus any applicable
                                                                   contributions. The deferral bonus generally excludes
                                                                   contributions made in the prior 12 months. In the
                                                                   first contract year, the deferral bonus is determined
                                                                   using all contributions received in the first 90 days
                                                                   of the contract year. On any contract date
                                                                   anniversary on which you are eligible for a bonus, we
                                                                   will calculate the applicable bonus amount. If, when
                                                                   added to the current GWBL benefit base, the amount is
                                                                   greater than your account value, that amount will
                                                                   become your new GWBL benefit base. If that amount is
                                                                   less than or equal to your account value, your GWBL
                                                                   benefit base will be ratcheted to equal your account
                                                                   value, and the 5% deferral bonus will not apply. If
                                                                   you opt out of the Annual Ratchet (as discussed
                                                                   immediately above), the 5% deferral bonus will still
                                                                   apply.

                                 200% Initial GWBL benefit base    Not available
                                 guarantee

                                 Guaranteed annual                 The Applicable percentages for the
                                 withdrawal amount                 Guaranteed annual withdrawal
                                                                   amount are as follows:
                                                                   -------------------------------------------
                                                                    Age             Applicable percentage
                                                                   -------------------------------------------
                                                                   45-64                     4.0%
                                                                   65-74                     5.0%
                                                                   75-84                     6.0%
                                                                   85 and older              7.0%
                                                                   -------------------------------------------
                                 Guaranteed withdrawal             If you elect the Single Life option, the
                                 benefit for life benefit charge   charge is equal to 0.60%. If you elect the Joint Life
                                                                   option, the charge is equal to 0.75%.

                                                                   The maximum charge for the Single Life option is 0.75%.
                                                                   The maximum charge for the Joint Life option is 0.90%.
------------------------------------------------------------------------------------------------------------------------------


                                          Appendix VIII: Contract variations H-1

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------------------------------------------------------------------------------------------------------------------------------
                                 How withdrawals affect your       Your GWBL Standard death benefit base and GWBL
                                 GWBL and GWBL Guaranteed          Enhanced death benefit base are reduced on a
                                 minimum death benefit             dollar-for-dollar basis by any withdrawal up to the
                                                                   Guaranteed annual withdrawal amount. Once a
                                                                   withdrawal causes cumulative withdrawals in a
                                                                   contract year to exceed your Guaranteed annual
                                                                   withdrawal amount, your GWBL Standard death benefit
                                                                   base and GWBL Enhanced death benefit base are reduced
                                                                   on a pro rata basis. If the reduced GWBL Enhanced
                                                                   death benefit base is greater than your account value
                                                                   (after the Excess withdrawal), we will further reduce
                                                                   your GWBL Enhanced death benefit base to equal your
                                                                   account value.

                                 Maximum payment plan              The amount of the withdrawal will increase following
                                                                   any Annual Ratchet or 5% deferral bonus.

                                 Customized payment plan           The amount of the withdrawal will not be increased
                                                                   following any Annual Ratchet or 5% deferral bonus.
                                                                   You must elect to change the scheduled payment amount.

                                 Annuity maturity date             The minimum death benefit will be reduced dollar-for-dollar by each payment.
------------------------------------------------------------------------------------------------------------------------------


H-2 Appendix VIII: Contract variations

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Who is AXA Equitable?                                                        2

Unit Values                                                                  2
Calculation of Annuity Payments                                              2
Custodian and Independent Registered Public Accounting Firm                  3
Distribution of the Contracts                                                3
Financial Statements                                                         3



How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

-----------------------------------------------------------------------------

Please send me an Accumulator(R) SAI for Separate Account No. 49 dated
 May 1, 2009.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip




                          x02407/Core '02/`04, '07/'07.5, 8.0/8.2 and 9.0 Series

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Accumulator(R)
A combination variable and fixed deferred annuity contract

PROSPECTUS DATED MAY 1, 2009

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------

WHAT IS ACCUMULATOR(R)?

Accumulator(R) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, or the account for special dollar cost averaging ("investment options").


This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*+         o EQ/Evergreen Omega+
o AXA Conservative Allocation*+       o EQ/Focus PLUS**
o AXA Conservative-Plus Allocation*+  o EQ/GAMCO Mergers and Acquisitions
o AXA Moderate Allocation*+           o EQ/GAMCO Small Company Value
o AXA Moderate-Plus Allocation*+      o EQ/Global Bond PLUS**
o EQ/AllianceBernstein International  o EQ/Global Multi-Sector Equity**
o EQ/AllianceBernstein Small Cap      o EQ/Intermediate Government Bond
  Growth                                Index+
o EQ/AXA Franklin Income Core**       o EQ/International Core PLUS+
o EQ/AXA Franklin Small Cap Value     o EQ/International Growth
  Core**+                             o EQ/JPMorgan Value Opportunities+
o EQ/AXA Franklin Templeton Founding  o EQ/Large Cap Core PLUS+
  Strategy Core**                     o EQ/Large Cap Growth PLUS+
o EQ/AXA Mutual Shares Core**         o EQ/Large Cap Value Index+
o EQ/AXA Templeton Growth Core**      o EQ/Long Term Bond
o EQ/BlackRock Basic Value Equity+    o EQ/Lord Abbett Growth and Income+
o EQ/BlackRock International Value    o EQ/Lord Abbett Large Cap Core+
o EQ/Boston Advisors Equity Income+   o EQ/Mid Cap Index+
o EQ/Capital Guardian Growth          o EQ/Mid Cap Value PLUS
o EQ/Capital Guardian Research+       o EQ/Money Market+
o EQ/Common Stock Index**+            o EQ/Oppenheimer Global
o EQ/Core Bond Index+                 o EQ/Oppenheimer Main Street
o EQ/Davis New York Venture             Opportunity+
o EQ/Equity 500 Index+                o EQ/Oppenheimer Main Street Small
                                        Cap
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o EQ/PIMCO Ultra Short Bond**         o Multimanager International Equity+
o EQ/Short Duration Bond              o Multimanager Large Cap Core Equity+
o EQ/Small Company Index+             o Multimanager Large Cap Growth
o EQ/T. Rowe Price Growth Stock+      o Multimanager Large Cap Value+
o EQ/UBS Growth and Income+           o Multimanager Mid Cap Growth+
o EQ/Van Kampen Comstock              o Multimanager Mid Cap Value+
o EQ/Van Kampen Mid Cap Growth        o Multimanager Multi-Sector Bond**
o EQ/Van Kampen Real Estate           o Multimanager Small Cap Growth+
o Multimanager Core Bond+             o Multimanager Small Cap Value+
o Multimanager Health Care            o Multimanager Technology
--------------------------------------------------------------------------------


*    The "AXA Allocation" portfolios.


** This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

+ Not all variable investment options are available under all contracts. If you purchased your contract after approximately February 17, 2009, only these variable investment options are available under your contract. The other variable investment options listed on the front cover of this Prospectus are only available to contract owners who purchased their contracts before that date.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging, the AXA Allocation Portfolios and, under certain contracts, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. If you elect the Guaranteed minimum income benefit and it later converts to the Guaranteed withdrawal benefit for life, your variable investment options will be limited to the AXA Allocation Portfolios and, under certain contracts, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio.

The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                      X02388/Core 8.0/8.2 Series
                                                                        (R-4/15)

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TYPES OF CONTRACTS. We offer the contracts for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

     We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."


o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).


o An annuity that is an investment vehicle for qualified defined contribution plans and certain qualified defined benefit plans ("QP").


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

A contribution of at least $5,000 is required to purchase an NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP, or Rollover TSA contract. For Flexible Premium IRA or Flexible Premium Roth IRA contracts, we require a contribution of $4,000 to purchase a contract.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009 is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

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Contents of this Prospectus

--------------------------------------------------------------------------------

ACCUMULATOR(R)
--------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8
Accumulator(R) at a glance -- key features                                  10

--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------
Example                                                                     17

Condensed financial information                                             19

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20

Owner and annuitant requirements                                            25
How you can make your contributions                                         25
What are your investment options under the contract?                        26
Portfolios of the Trusts                                                    27
Allocating your contributions                                               32
Guaranteed minimum death benefit and
     Guaranteed minimum income benefit base                                 34
Annuity purchase factors                                                    36
Guaranteed minimum income benefit                                           36
Adding the Guaranteed minimum income benefit after issue                    38
Dropping the Guaranteed minimum income benefit after issue                  39
Guaranteed minimum death benefit                                            39
Guaranteed withdrawal benefit for life ("GWBL")                             41
Dropping the Guaranteed withdrawal benefit for life after
     conversion                                                             47
Principal guarantee benefits                                                47
Inherited IRA beneficiary continuation contract                             48
Your right to cancel within a certain number of days                        49

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        51
--------------------------------------------------------------------------------
Your account value and cash value                                           51
Your contract's value in the variable investment options                    51
Your contract's value in the guaranteed interest option                     51
Your contract's value in the account for special dollar
     cost averaging                                                         51
Insufficient account value                                                  51

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                  Contents of this Prospectus  3

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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         52
--------------------------------------------------------------------------------
Transferring your account value                                             52
Disruptive transfer activity                                                52
Rebalancing your account value                                              53

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     55
--------------------------------------------------------------------------------
Withdrawing your account value                                              55
How withdrawals are taken from your account value                           58
How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
     and Principal guarantee benefits                                       58
How withdrawals affect your GWBL                                            58
Withdrawals treated as surrenders                                           58
Loans under Rollover TSA contracts                                          58
Surrendering your contract to receive its cash value                        59
When to expect payments                                                     59
Your annuity payout options                                                 60

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     63
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          63
Charges that the Trusts deduct                                              66
Group or sponsored arrangements                                             66
Other distribution arrangements                                             67

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 68
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     68
Beneficiary continuation option                                             70

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          73
--------------------------------------------------------------------------------
Overview                                                                    73
Buying a contract to fund a retirement arrangement                          73

Suspension of required minimum distributions for 2009                       73

Transfers among investment options                                          73
Taxation of nonqualified annuities                                          73
Individual retirement arrangements (IRAs)                                   76

     Traditional individual retirement annuities (traditional IRAs)         76
     Roth individual retirement annuities (Roth IRAs)                       82

Tax-sheltered annuity contracts (TSAs)                                      85
Federal and state income tax withholding and
     information reporting                                                  90
Special rules for contracts funding qualified plans                         91
Impact of taxes to AXA Equitable                                            91

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         92
--------------------------------------------------------------------------------
About Separate Account No. 49                                               92
About the Trusts                                                            92
About the general account                                                   92
About other methods of payment                                              93
Dates and prices at which contract events occur                             93
About your voting rights                                                    94

Statutory compliance                                                        94

About legal proceedings                                                     94
Financial statements                                                        94
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          95
About Custodial IRAs                                                        95
Distribution of the contracts                                               95

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                    A-1
  II -- Purchase considerations for QP contracts                           B-1
 III -- Enhanced death benefit example                                     C-1
  IV -- Hypothetical illustrations                                         D-1
   V -- Earnings enhancement benefit example                               E-1
  VI -- State contract availability and/or variations of certain
        features and benefits                                              F-1

VII -- Contract variations                                                 G-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                            Page
5% Roll-Up to age 85                                                          34
account for special dollar cost averaging                                     32
account value                                                                 51
administrative charge                                                         63
annual administrative charge                                                  63
Annual Ratchet                                                                45
Annual Ratchet to age 85 enhanced death benefit                               35
annuitant                                                                     20
annuitization                                                                 60
annuity maturity date                                                         62
annuity payout options                                                        60
annuity purchase factors                                                      36
automatic annual reset program                                                35
automatic customized reset program                                            35
automatic investment program                                                  93
AXA Allocation portfolios                                                  cover
beneficiary                                                                   68
Beneficiary continuation option ("BCO")                                       70
business day                                                                  93
cash value                                                                    51
charges for state premium and other applicable taxes                          66
contract date                                                                 25
contract date anniversary                                                     25
contract year                                                                 25
contributions to Roth IRAs                                                    82
   regular contributions                                                      82
   rollovers and transfers                                                    83
   conversion contributions                                                   83
contributions to traditional IRAs                                             76
   regular contributions                                                      76
   rollovers and transfers                                                    78
Conversion effective date                                                     41
Conversion transaction date                                                   41
disability, terminal illness or confinement to nursing home                   64
disruptive transfer activity                                                  52
Distribution Charge                                                           63
Earnings enhancement benefit                                                  40
Earnings enhancement benefit charge                                           66
ERISA                                                                         67
Excess withdrawal                                                             44
Fixed-dollar option                                                           33
Flexible Premium IRA                                                       cover
Flexible Premium Roth IRA                                                  cover
free look                                                                     49
free withdrawal amount                                                        64
general account                                                               92
General dollar cost averaging                                                 33
GMIB addition date                                                            39
GMIB effective date                                                           39
GMIB effective date anniversary                                               38
guaranteed interest option                                                    32
Guaranteed minimum death benefit                                              39
Guaranteed minimum death benefit and Guaranteed
   minimum income benefit base                                                34
Guaranteed minimum income benefit                                             36

                                                                            Page
Guaranteed minimum income benefit and the
   Roll-Up benefit base reset option                                          35
Guaranteed minimum income benefit charge                                      65
Guaranteed minimum income benefit "no lapse guarantee"                        39
Guaranteed withdrawal benefit for life ("GWBL")                               41
Guaranteed withdrawal benefit for life charge                                 66
GWBL benefit base                                                             42
IRA                                                                        cover
IRS                                                                           73
Inherited IRA                                                              cover
Investment simplifier                                                         33
investment options                                                         cover
lifetime required minimum distribution withdrawals                            57
loan reserve account                                                          59
loans under Rollover TSA                                                      58
market timing                                                                 52
Maturity date annuity payments                                                62
Mortality and expense risks charge                                            63
NQ                                                                         cover
one-time reset option                                                         35
Online Account Access                                                          8
partial withdrawals                                                           55
participant                                                                   25
Portfolio                                                                  cover
Principal guarantee benefits                                                  47
processing office                                                              8
QP                                                                         cover
Rebalancing                                                                   53
Rollover IRA                                                               cover
Rollover TSA                                                               cover
Roth Conversion IRA                                                        cover
Roth IRA                                                                   cover
SAI                                                                        cover
SEC                                                                        cover
self-directed allocation                                                      32
Separate Account No. 49                                                       92
Special dollar cost averaging                                                 32
standard death benefit                                                        34
substantially equal withdrawals                                               56
Spousal continuation                                                          69
systematic withdrawals                                                        56
TOPS                                                                           8
TSA                                                                        cover
traditional IRA                                                            cover
Trusts                                                                        92
unit                                                                          51
variable investment options                                                   26
wire transmittals and electronic applications                                 93
withdrawal charge                                                             64


                                               Index of key words and phrases  5

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To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
Prospectus                               Contract or Supplemental Materials
--------------------------------------------------------------------------------
variable investment options              Investment Funds
account value                            Annuity Account Value
unit                                     Accumulation Unit
Guaranteed minimum death benefit         Guaranteed death benefit
Guaranteed minimum income benefit        Guaranteed Income Benefit
Guaranteed minimum income benefit        Excess Withdrawal
excess withdrawal
Guaranteed interest option               Guaranteed Interest Account
Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
GWBL benefit base                        Guaranteed withdrawal benefit for life
                                         benefit base
Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life
                                         Annual withdrawal amount
Excess withdrawal                        Guaranteed withdrawal benefit for life
                                         Excess withdrawal
--------------------------------------------------------------------------------

6 Index of key words and phrases

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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                        Who is AXA Equitable?  7

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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non-financial transactions, including addition of the Guaranteed minimum income benefit after contract issuance and termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option and eligibility to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only);


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and


o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For

8  Who is AXA Equitable?

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example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2) conversion of a traditional IRA to a Roth Conversion IRA or Flex ible Premium Roth IRA contract;

(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)  spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) Section 1035 exchanges;

(11) direct transfers and rollovers;

(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(14) requests to opt out of or back into the Annual Ratchet of the GWBL benefit base;

(15) death claims;

(16) change in ownership (NQ only, if available under your contract);

(17) requests for enrollment in either our Maximum payment plan or Customized payment plan under the GWBL;

(18) purchase by, or change of ownership to, a nonnatural owner;

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit;

(20) requests to collaterally assign your NQ contract;

(21) requests to drop the GWBL or add or drop the Guaranteed minimum income benefit;

(22) election to convert the Guaranteed minimum income benefit to the GWBL at age 85; and

(23) requests to add a Joint life after conversion of the Guaranteed minimum income benefit to the GWBL at age 85.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;

(2)  contract surrender and withdrawal requests;

(3) general dollar cost averaging (including the fixed dollar and interest sweep options); and

(4)  special dollar cost averaging.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  special dollar cost averaging;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)  automatic annual reset program; and

(2)  automatic customized reset program.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                                                        Who is AXA Equitable?  9

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Accumulator(R) at a glance -- key features

--------------------------------------------------------------------------------


Professional investment      Accumulator's(R) variable investment options invest in different Portfolios managed by professional
management                   investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a portion of any eligible contribution to your contract.
cost averaging
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             -------------------------------------------------------------------------------------------------------
                             o No tax on transfers among investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing or contributing to an annuity contract, which is an Individual Retirement
                             Annuity (IRA) or Tax Sheltered Annuity (TSA), or to fund an employer retirement plan (QP or Qualified
                             Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of these contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during your life once you
income benefit               elect to annuitize the contract by exercising the benefit. If you do not elect to exercise the
                             Guaranteed minimum income benefit, this benefit will automatically convert to a Guaranteed withdrawal benefit for life as of the contract date anniversary following age 85, unless you terminate the benefit.

                             The Guaranteed withdrawal benefit for life guarantees that you can take withdrawals up to a maximum amount each contract year. The Guaranteed withdrawal benefit for life is only available upon conversion of the Guaranteed minimum income benefit at age 85; you cannot elect it at issue.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o NQ, Rollover IRA, Roth Conversion IRA, Inherited IRA, QP and Rollover TSA contracts
                               o Initial minimum:      $5,000
                               o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                       $100 monthly and $300 quarterly under our automatic investment program
                                                       (NQ, Rollover IRA and Roth conversion IRA contracts)
                                                       $50 (IRA contracts)
                                                       $1000 (Inherited IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             o Flexible Premium IRA and Flexible Premium Roth IRA contracts
                               o Initial minimum:      $4,000
                               o Additional minimum:   $50
                                 $50 under our automatic investment program
                             -------------------------------------------------------------------------------------------------------
                             o Maximum contribution limitations apply to all contracts.
                             -------------------------------------------------------------------------------------------------------
                             In general, contributions are limited to $1.5 million ($500,000 for owners or annuitants who are age
                             81 and older at contract issue) under all Accumulator(R) series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------


10 Accumulator(R) at a glance -- key features

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------------------------------------------------------------------------------------------------------------------------------------
Access to your money        o Partial withdrawals

                            o Several withdrawal options on a periodic basis

                            o Loans under Rollover TSA contracts (employer or plan approval required)

                            o Contract surrender

                            o Maximum payment plan (only under contracts with GWBL)

                            o Customized payment plan (only under contracts with GWBL)

                            You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options              o Fixed annuity payout options

                            o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                            o Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit options

                            o Principal guarantee benefits

                            o Dollar cost averaging

                            o Automatic investment program

                            o Account value rebalancing (quarterly, semiannually, and annually)

                            o Free transfers

                            o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                            o Earnings enhancement benefit, an optional death benefit available under certain contracts

                            o Option to add or drop the Guaranteed minimum income benefit after issue

                            o Option to drop the Guaranteed withdrawal benefit for life after conversion

                            o Spousal continuation

                            o Beneficiary continuation option

                            o Roll-Up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-85
ages                        Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA and Rollover TSA: 20-85
                            Flexible Premium IRA: 20-70
                            Inherited IRA: 0-70
                            QP (Defined Contribution and Defined Benefit): 20-75
------------------------------------------------------------------------------------------------------------------------------------


The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling

                                   Accumulator(R) at a glance -- key features 11

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broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

12 Accumulator(R) at a glance -- key features

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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn(1) (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).                7.00%
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                          $ 350
------------------------------------------------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                   $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                      $   0
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                     0.80%(5)
Administrative                                                                  0.30%
Distribution                                                                    0.20%
                                                                                --------
Total Separate account annual expenses                                          1.30%
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge(6) (Calculated as a
percentage of the applicable benefit base(7). Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit                                                       0.00%
   Annual Ratchet to age 85                                                     0.25%
   Annual Ratchet to age 85 (New York only)                                     0.30%
   Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85                  0.85%(9)
   (only available if you also elect the Guaranteed minimum income benefit)
    If you elect to reset the Roll-Up benefit base, we reserve the
    right to increase your charge up to:                                        0.95%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge(6) (Calculated as a percentage of the applicable benefit base(7). Deducted annually(8) on
each contract date anniversary for which the benefit is in effect.)             0.85%(9)
   If you elect to reset the Roll-Up benefit base, we reserve the right
   to increase your charge up to:                                               1.05%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

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------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge(6) (Calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                                0.35%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge
(Available only upon conversion of the Guaranteed minimum income benefit and calculated as a percentage of the GWBL benefit base.(7)
Deducted annually(8) on each contract date anniversary for which the
benefit is in effect.)                                                          0.85(10)

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                              1.05%

Please see "Guaranteed withdrawal benefit for life" in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Principal guarantee benefits charge(6) (Calculated as a percentage of the account value. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   100% Principal guarantee benefit                                             0.50%
   125% Principal guarantee benefit                                             0.75%
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (Calcu-
lated and deducted daily as a percentage of the outstanding loan
amount.)                                                                        2.00%(11)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets(4)
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ----       ----
other expenses)(12)                                                                0.64%      2.04%


14 Fee table

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This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total
                                                                                    Acquired       Annual                    Net
                                                                                   Fund Fees      Expenses    Fee Waiv-    Annual
                                                                                      and          (Before   ers and/or   Expenses
                                                 Manage-                           Expenses        Expense     Expense     (After
                                                  ment      12b-1     Other       (Underlying      Limita-   Reimburse-   Expense
Portfolio Name                                   Fees(13   Fees(14)  Expenses(15) Portfolios)(16)  tions)     ments(17) Limitations)
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                         0.10%     0.25%     0.18%          0.94%          1.47%      (0.22)%     1.25%
AXA Conservative Allocation                       0.10%     0.25%     0.20%          0.68%          1.23%      (0.23)%     1.00%
AXA Conservative-Plus Allocation                  0.10%     0.25%     0.20%          0.76%          1.31%      (0.21)%     1.10%
AXA Moderate Allocation                           0.10%     0.25%     0.17%          0.82%          1.34%      (0.19)%     1.15%
AXA Moderate-Plus Allocation                      0.10%     0.25%     0.17%          0.87%          1.39%      (0.19)%     1.20%
Multimanager Core Bond                            0.53%     0.25%     0.18%            --           0.96%       0.00%      0.96%
Multimanager Health Care                          0.95%     0.25%     0.22%            --           1.42%         --       1.42%
Multimanager International Equity                 0.82%     0.25%     0.21%            --           1.28%         --       1.28%
Multimanager Large Cap Core Equity                0.69%     0.25%     0.21%            --           1.15%         --       1.15%
Multimanager Large Cap Growth                     0.75%     0.25%     0.24%            --           1.24%         --       1.24%
Multimanager Large Cap Value                      0.72%     0.25%     0.20%            --           1.17%         --       1.17%
Multimanager Mid Cap Growth                       0.80%     0.25%     0.20%            --           1.25%         --       1.25%
Multimanager Mid Cap Value                        0.80%     0.25%     0.19%            --           1.24%         --       1.24%
Multimanager Multi-Sector Bond                    0.53%     0.25%     0.18%            --           0.96%         --       0.96%
Multimanager Small Cap Growth                     0.85%     0.25%     0.24%            --           1.34%         --       1.34%
Multimanager Small Cap Value                      0.85%     0.25%     0.19%            --           1.29%         --       1.29%
Multimanager Technology                           0.95%     0.25%     0.22%          0.01%          1.43%         --       1.43%
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International                0.73%     0.25%     0.17%            --           1.15%       0.00%      1.15%
EQ/AllianceBernstein Small Cap Growth             0.75%     0.25%     0.14%            --           1.14%         --       1.14%
EQ/AXA Franklin Income Core                       0.65%     0.25%     0.20%            --           1.10%       0.00%      1.10%
EQ/AXA Franklin Small Cap Value Core              0.70%     0.25%     0.23%            --           1.18%       0.00%      1.18%
EQ/AXA Franklin Templeton Founding Strategy Core  0.05%     0.25%     0.19%          0.91%          1.40%      (0.09)%     1.31%
EQ/AXA Mutual Shares Core                         0.70%     0.25%     0.27%            --           1.22%       0.00%      1.22%
EQ/AXA Templeton Growth Core                      0.70%     0.25%     0.22%            --           1.17%       0.00%      1.17%
EQ/BlackRock Basic Value Equity                   0.56%     0.25%     0.12%            --           0.93%         --       0.93%
EQ/BlackRock International Value                  0.83%     0.25%     0.20%            --           1.28%       0.00%      1.28%
EQ/Boston Advisors Equity Income                  0.75%     0.25%     0.17%            --           1.17%      (0.12)%     1.05%
EQ/Capital Guardian Growth                        0.65%     0.25%     0.15%            --           1.05%      (0.10)%     0.95%
EQ/Capital Guardian Research                      0.65%     0.25%     0.12%            --           1.02%      (0.05)%     0.97%
EQ/Common Stock Index                             0.35%     0.25%     0.11%            --           0.71%         --       0.71%
EQ/Core Bond Index                                0.35%     0.25%     0.11%            --           0.71%         --       0.71%
EQ/Davis New York Venture                         0.85%     0.25%     0.15%            --           1.25%         --       1.25%
EQ/Equity 500 Index                               0.25%     0.25%     0.14%            --           0.64%         --       0.64%
EQ/Evergreen Omega                                0.65%     0.25%     0.25%            --           1.15%       0.00%      1.15%
EQ/Focus PLUS                                     0.50%     0.25%     0.22%            --           0.97%       0.00%      0.97%
EQ/GAMCO Mergers and Acquisitions                 0.90%     0.25%     0.23%            --           1.38%         --       1.38%
EQ/GAMCO Small Company Value                      0.75%     0.25%     0.14%            --           1.14%         --       1.14%
EQ/Global Bond PLUS                               0.55%     0.25%     0.22%            --           1.02%         --       1.02%
EQ/Global Multi-Sector Equity                     0.73%     0.25%     0.36%            --           1.34%         --       1.34%
EQ/Intermediate Government Bond Index             0.35%     0.25%     0.14%            --           0.74%         --       0.74%
EQ/International Core PLUS                        0.60%     0.25%     0.27%          0.06%          1.18%      (0.02)%     1.16%
EQ/International Growth                           0.85%     0.25%     0.27%            --           1.37%         --       1.37%
EQ/JPMorgan Value Opportunities                   0.60%     0.25%     0.16%            --           1.01%      (0.01)%     1.00%
EQ/Large Cap Core PLUS                            0.50%     0.25%     0.27%          0.03%          1.05%      (0.05)%     1.00%
EQ/Large Cap Growth PLUS                          0.51%     0.25%     0.23%            --           0.99%       0.00%      0.99%
EQ/Large Cap Value Index                          0.35%     0.25%     0.17%            --           0.77%         --       0.77%
EQ/Long Term Bond                                 0.38%     0.25%     0.14%            --           0.77%         --       0.77%
EQ/Lord Abbett Growth and Income                  0.65%     0.25%     0.20%            --           1.10%      (0.10)%     1.00%
EQ/Lord Abbett Large Cap Core                     0.65%     0.25%     0.22%            --           1.12%      (0.12)%     1.00%
EQ/Mid Cap Index                                  0.35%     0.25%     0.12%            --           0.72%         --       0.72%
EQ/Mid Cap Value PLUS                             0.55%     0.25%     0.22%          0.03%          1.05%       0.00%      1.05%
EQ/Money Market                                   0.30%     0.25%     0.17%            --           0.72%         --       0.72%
EQ/Oppenheimer Global                             0.95%     0.25%     0.42%            --           1.62%      (0.27)%     1.35%
EQ/Oppenheimer Main Street Opportunity            0.85%     0.25%     0.94%            --           2.04%      (0.74)%     1.30%
EQ/Oppenheimer Main Street Small Cap              0.90%     0.25%     0.86%            --           2.01%      (0.71)%     1.30%
------------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 15

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This table shows the fees and expenses for 2008 as an annual percentage of each Portfolio's daily average net assets.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Total
                                                                                    Acquired       Annual                    Net
                                                                                   Fund Fees      Expenses    Fee Waiv-    Annual
                                                                                      and          (Before   ers and/or   Expenses
                                                 Manage-                           Expenses        Expense     Expense     (After
                                                  ment      12b-1     Other       (Underlying      Limita-   Reimburse-   Expense
Portfolio Name                                   Fees(13   Fees(14)  Expenses(15) Portfolios)(16)  tions)     ments(17) Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond                         0.48%     0.25%     0.17%           --            0.90%       0.00%      0.90%
EQ/Short Duration Bond                            0.43%     0.25%     0.13%           --            0.81%         --       0.81%
EQ/Small Company Index                            0.25%     0.25%     0.20%           --            0.70%         --       0.70%
EQ/T. Rowe Price Growth Stock                     0.80%     0.25%     0.16%           --            1.21%      (0.01)%     1.20%
EQ/UBS Growth and Income                          0.75%     0.25%     0.19%           --            1.19%      (0.14)%     1.05%
EQ/Van Kampen Comstock                            0.65%     0.25%     0.17%           --            1.07%      (0.07)%     1.00%
EQ/Van Kampen Mid Cap Growth                      0.70%     0.25%     0.17%           --            1.12%      (0.02)%     1.10%
EQ/Van Kampen Real Estate                         0.90%     0.25%     0.15%           --            1.30%      (0.04)%     1.26%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in         Contract
     which you make the withdrawal or surrender your contract. For each contribution,      Year
     we consider the contract year in which we receive that contribution to be "contract   1.........7.00%
     year 1")                                                                              2.........7.00%
                                                                                           3.........6.00%
                                                                                           4.........6.00%
                                                                                           5.........5.00%
                                                                                           6.........3.00%
                                                                                           7.........1.00%
                                                                                           8+........0.00%

(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) Daily net assets is the sum of the value of the amounts invested in all your portfolios before we deduct applicable contract charges, which are set forth in the tables above.

(5) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.


(6) You may not elect both the Guaranteed minimum income benefit and one of our Principal guarantee benefits. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.


(7) The benefit base is not an account value or cash value. If you elect the Guaranteed minimum income benefit and/or the Guaranteed minimum death benefit at issue, your initial benefit base is equal to your initial contributions to your contract. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or account value. See "Guaranteed minimum income benefit and Guaranteed minimum death benefit base" and "GWBL benefit base" in "Contract features and benefits" later in this Prospectus.

(8) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.


(9) We reserve the right to increase this charge if you elect to reset your Roll-Up benefit base on any contract date anniversary. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.

(10) This assumes that the Guaranteed minimum income benefit charge does not increase before the Conversion effective date at age 85. If it did, the charge would equal the Guar anteed minimum income benefit charge percentage at the time of conversion, which could be as high as 1.05%. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.


(11) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(12) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.

(13) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (17) for any expense limitation agreement information.

(14) Portfolio shares are subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The maximum annual distribution and/or service (12b-1) fee for Class B and IB shares is 0.50% of the average daily net assets attributable to those shares. Under arrangements approved by each Trust's Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to Class B and Class IB shares of the portfolios. These arrangements will be in effect at least until April 30, 2010.

(15) Other expenses shown are those incurred in 2008. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (17) for any expense limitation agreement information.


16 Fee table

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(16) Each of these variable investment options invests in a corresponding Portfolio of one of the Trusts or other unaffiliated investment companies. Each Portfolio, in turn, invests in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.


(17) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2010 (unless the Board of Trustees, including a majority of the independent directors, of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolios invests and extraordinary expenses) to not more than the amount specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
Multimanager Health Care                                                 1.40%
--------------------------------------------------------------------------------
Multimanager Large Cap Core Equity                                       1.14%
--------------------------------------------------------------------------------
Multimanager Large Cap Growth                                            1.15%
--------------------------------------------------------------------------------
Multimanager Large Cap Value                                             1.15%
--------------------------------------------------------------------------------
Multimanager Mid Cap Growth                                              1.15%
--------------------------------------------------------------------------------
Multimanager Small Cap Growth                                            1.29%
--------------------------------------------------------------------------------
Multimanager Small Cap Value                                             1.23%
--------------------------------------------------------------------------------
Multimanager Technology                                                  1.42%
--------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth                                    1.12%
--------------------------------------------------------------------------------
EQ/Capital Guardian Growth                                               0.94%
--------------------------------------------------------------------------------
EQ/Capital Guardian Research                                             0.96%
--------------------------------------------------------------------------------
EQ/Davis New York Venture                                                1.22%
--------------------------------------------------------------------------------
EQ/Evergreen Omega                                                       1.13%
--------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                                        1.37%
--------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                                             1.12%
--------------------------------------------------------------------------------
EQ/Global Multi-Sector Equity                                            1.33%
--------------------------------------------------------------------------------
EQ/International Core PLUS                                               1.14%
--------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                                         0.98%
--------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                                            0.99%
--------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS                                                    1.04%
--------------------------------------------------------------------------------
EQ/UBS Growth and Income                                                 1.03%
--------------------------------------------------------------------------------
EQ/Van Kampen Comstock                                                   0.98%
--------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                                             1.08%
--------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge of 0.009% of contract value.


The guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option and the account for special dollar cost averaging.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                    Fee table 17

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------------------------------------------------------------------------------------------------------------------------------------
                                            If you surrender your contract at the            If you annuitize at the end of the
                                              end of the applicable time period                    applicable time period
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                             1 year    3 years    5 years    10 years        1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                $1,207     $2,147     $3,124      $5,480         N/A       $2,147     $3,124      $5,480
AXA Conservative Allocation              $1,182     $2,074     $3,006      $5,268         N/A       $2,074     $3,006      $5,268
AXA Conservative-Plus Allocation         $1,190     $2,099     $3,045      $5,339         N/A       $2,099     $3,045      $5,339
AXA Moderate Allocation                  $1,193     $2,108     $3,060      $5,366         N/A       $2,108     $3,060      $5,366
AXA Moderate-Plus Allocation             $1,199     $2,123     $3,084      $5,410         N/A       $2,123     $3,084      $5,410
Multimanager Core Bond                   $1,153     $1,991     $2,872      $5,023         N/A       $1,991     $2,872      $5,023
Multimanager Health Care                 $1,193     $2,110     $3,071      $5,434         N/A       $2,110     $3,071      $5,434
Multimanager International Equity        $1,187     $2,089     $3,030      $5,312         N/A       $2,089     $3,030      $5,312
Multimanager Large Cap Core Equity       $1,173     $2,050     $2,966      $5,196         N/A       $2,050     $2,966      $5,196
Multimanager Large Cap Growth            $1,174     $2,055     $2,983      $5,274         N/A       $2,055     $2,983      $5,274
Multimanager Large Cap Value             $1,176     $2,056     $2,976      $5,214         N/A       $2,056     $2,976      $5,214
Multimanager Mid Cap Growth              $1,184     $2,080     $3,016      $5,286         N/A       $2,080     $3,016      $5,286
Multimanager Mid Cap Value               $1,183     $2,077     $3,011      $5,277         N/A       $2,077     $3,011      $5,277
Multimanager Multi-Sector Bond           $1,145     $1,969     $2,844      $5,019         N/A       $1,969     $2,844      $5,019
Multimanager Small Cap Growth            $1,193     $2,108     $3,060      $5,366         N/A       $2,108     $3,060      $5,366
Multimanager Small Cap Value             $1,188     $2,092     $3,035      $5,321         N/A       $2,092     $3,035      $5,321
Multimanager Technology                  $1,194     $2,113     $3,076      $5,443         N/A       $2,113     $3,076      $5,443
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International       $1,165     $2,028     $2,938      $5,193         N/A       $2,028     $2,938      $5,193
EQ/AllianceBernstein Small Cap Growth    $1,163     $2,024     $2,933      $5,184         N/A       $2,024     $2,933      $5,184
EQ/AXA Franklin Income Core              $1,159     $2,012     $2,913      $5,148         N/A       $2,012     $2,913      $5,148
EQ/AXA Franklin Small Cap Value Core     $1,177     $2,059     $2,981      $5,223         N/A       $2,059     $2,981      $5,223
EQ/AXA Franklin Templeton Founding
  Strategy Core                          $1,191     $2,104     $3,062      $5,416         N/A       $2,104     $3,062      $5,416
EQ/AXA Mutual Shares Core                $1,172     $2,049     $2,973      $5,256         N/A       $2,049     $2,973      $5,256
EQ/AXA Templeton Growth Core             $1,167     $2,034     $2,948      $5,211         N/A       $2,034     $2,948      $5,211
EQ/BlackRock Basic Value Equity          $1,150     $1,982     $2,857      $4,995         N/A       $1,982     $2,857      $4,995
EQ/BlackRock International Value         $1,178     $2,067     $3,002      $5,310         N/A       $2,067     $3,002      $5,310
EQ/Boston Advisors Equity Income         $1,176     $2,056     $2,976      $5,214         N/A       $2,056     $2,976      $5,214
EQ/Capital Guardian Growth               $1,154     $1,997     $2,888      $5,102         N/A       $1,997     $2,888      $5,102
EQ/Capital Guardian Research             $1,160     $2,010     $2,902      $5,078         N/A       $2,010     $2,902      $5,078
EQ/Common Stock Index                    $1,127     $1,914     $2,746      $4,789         N/A       $1,914     $2,746      $4,789
EQ/Core Bond Index                       $1,127     $1,914     $2,746      $4,789         N/A       $1,914     $2,746      $4,789
EQ/Davis New York Venture                $1,175     $2,058     $2,988      $5,283         N/A       $2,058     $2,988      $5,283
EQ/Equity 500 Index                      $1,120     $1,892     $2,711      $4,723         N/A       $1,892     $2,711      $4,723
EQ/Evergreen Omega                       $1,173     $2,050     $2,966      $5,196         N/A       $2,050     $2,966      $5,196
EQ/Focus PLUS                            $1,146     $1,972     $2,849      $5,028         N/A       $1,972     $2,849      $5,028
EQ/GAMCO Mergers and Acquisitions        $1,189     $2,098     $3,052      $5,398         N/A       $2,098     $3,052      $5,398
EQ/GAMCO Small Company Value             $1,163     $2,024     $2,933      $5,184         N/A       $2,024     $2,933      $5,184
EQ/Global Bond PLUS                      $1,151     $1,988     $2,874      $5,074         N/A       $1,988     $2,874      $5,074
EQ/Global Multi-Sector Equity            $1,184     $2,086     $3,032      $5,363         N/A       $2,086     $3,032      $5,363
EQ/Intermediate Government Bond
  Index                                  $1,130     $1,923     $2,761      $4,817         N/A       $1,923     $2,761      $4,817
EQ/International Core PLUS               $1,177     $2,059     $2,981      $5,223         N/A       $2,059     $2,981      $5,223
EQ/International Growth                  $1,188     $2,095     $3,047      $5,390         N/A       $2,095     $3,047      $5,390
EQ/JPMorgan Value Opportunities          $1,159     $2,007     $2,897      $5,069         N/A       $2,007     $2,897      $5,069
EQ/Large Cap Core PLUS                   $1,163     $2,019     $2,917      $5,105         N/A       $2,019     $2,917      $5,105
EQ/Large Cap Growth PLUS                 $1,157     $2,000     $2,887      $5,050         N/A       $2,000     $2,887      $5,050
EQ/Large Cap Value Index                 $1,134     $1,933     $2,776      $4,846         N/A       $1,933     $2,776      $4,846
EQ/Long Term Bond                        $1,125     $1,911     $2,748      $4,842         N/A       $1,911     $2,748      $4,842
EQ/Lord Abbett Growth and Income         $1,168     $2,034     $2,941      $5,151         N/A       $2,034     $2,941      $5,151
EQ/Lord Abbett Large Cap Core            $1,170     $2,040     $2,951      $5,169         N/A       $2,040     $2,951      $5,169
EQ/Mid Cap Index                         $1,128     $1,917     $2,751      $4,799         N/A       $1,917     $2,751      $4,799
EQ/Mid Cap Value PLUS                    $1,154     $1,997     $2,888      $5,102         N/A       $1,997     $2,888      $5,102
EQ/Money Market                          $1,128     $1,917     $2,751      $4,799         N/A       $1,917     $2,751      $4,799
EQ/Oppenheimer Global                    $1,214     $2,171     $3,169      $5,608         N/A       $2,171     $3,169      $5,608
EQ/Oppenheimer Main Street
  Opportunity                            $1,267     $2,320     $3,398      $5,962         N/A       $2,320     $3,398      $5,962
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                           If you do not surrender your contract
                                             at the end of the applicable time
                                                           period
Portfolio Name                             1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------
AXA Aggressive Allocation                  $507     $1,547     $2,624     $5,480
AXA Conservative Allocation                $482     $1,474     $2,506     $5,268
AXA Conservative-Plus Allocation           $490     $1,499     $2,545     $5,339
AXA Moderate Allocation                    $493     $1,508     $2,560     $5,366
AXA Moderate-Plus Allocation               $499     $1,523     $2,584     $5,410
Multimanager Core Bond                     $453     $1,391     $2,372     $5,023
Multimanager Health Care                   $493     $1,510     $2,571     $5,434
Multimanager International Equity          $487     $1,489     $2,530     $5,312
Multimanager Large Cap Core Equity         $473     $1,450     $2,466     $5,196
Multimanager Large Cap Growth              $474     $1,455     $2,483     $5,274
Multimanager Large Cap Value               $476     $1,456     $2,476     $5,214
Multimanager Mid Cap Growth                $484     $1,480     $2,516     $5,286
Multimanager Mid Cap Value                 $483     $1,477     $2,511     $5,277
Multimanager Multi-Sector Bond             $445     $1,369     $2,344     $5,019
Multimanager Small Cap Growth              $493     $1,508     $2,560     $5,366
Multimanager Small Cap Value               $488     $1,492     $2,535     $5,321
Multimanager Technology                    $494     $1,513     $2,576     $5,443
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------
EQ/AllianceBernstein International         $465     $1,428     $2,438     $5,193
EQ/AllianceBernstein Small Cap Growth      $463     $1,424     $2,433     $5,184
EQ/AXA Franklin Income Core                $459     $1,412     $2,413     $5,148
EQ/AXA Franklin Small Cap Value Core       $477     $1,459     $2,481     $5,223
EQ/AXA Franklin Templeton Founding
  Strategy Core                            $491     $1,504     $2,562     $5,416
EQ/AXA Mutual Shares Core                  $472     $1,449     $2,473     $5,256
EQ/AXA Templeton Growth Core               $467     $1,434     $2,448     $5,211
EQ/BlackRock Basic Value Equity            $450     $1,382     $2,357     $4,995
EQ/BlackRock International Value           $478     $1,467     $2,502     $5,310
EQ/Boston Advisors Equity Income           $476     $1,456     $2,476     $5,214
EQ/Capital Guardian Growth                 $454     $1,397     $2,388     $5,102
EQ/Capital Guardian Research               $460     $1,410     $2,402     $5,078
EQ/Common Stock Index                      $427     $1,314     $2,246     $4,789
EQ/Core Bond Index                         $427     $1,314     $2,246     $4,789
EQ/Davis New York Venture                  $475     $1,458     $2,488     $5,283
EQ/Equity 500 Index                        $420     $1,292     $2,211     $4,723
EQ/Evergreen Omega                         $473     $1,450     $2,466     $5,196
EQ/Focus PLUS                              $446     $1,372     $2,349     $5,028
EQ/GAMCO Mergers and Acquisitions          $489     $1,498     $2,552     $5,398
EQ/GAMCO Small Company Value               $463     $1,424     $2,433     $5,184
EQ/Global Bond PLUS                        $451     $1,388     $2,374     $5,074
EQ/Global Multi-Sector Equity              $484     $1,486     $2,532     $5,363
EQ/Intermediate Government Bond
  Index                                    $430     $1,323     $2,261     $4,817
EQ/International Core PLUS                 $477     $1,459     $2,481     $5,223
EQ/International Growth                    $488     $1,495     $2,547     $5,390
EQ/JPMorgan Value Opportunities            $459     $1,407     $2,397     $5,069
EQ/Large Cap Core PLUS                     $463     $1,419     $2,417     $5,105
EQ/Large Cap Growth PLUS                   $457     $1,400     $2,387     $5,050
EQ/Large Cap Value Index                   $434     $1,333     $2,276     $4,846
EQ/Long Term Bond                          $425     $1,311     $2,248     $4,842
EQ/Lord Abbett Growth and Income           $468     $1,434     $2,441     $5,151
EQ/Lord Abbett Large Cap Core              $470     $1,440     $2,451     $5,169
EQ/Mid Cap Index                           $428     $1,317     $2,251     $4,799
EQ/Mid Cap Value PLUS                      $454     $1,397     $2,388     $5,102
EQ/Money Market                            $428     $1,317     $2,251     $4,799
EQ/Oppenheimer Global                      $514     $1,571     $2,669     $5,608
EQ/Oppenheimer Main Street
  Opportunity                              $567     $1,720     $2,898     $5,962
-----------------------------------------------------------------------------------


18 Fee table

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------------------------------------------------------------------------------------------------------------------------------------
                                            If you surrender your contract at the            If you annuitize at the end of the
                                              end of the applicable time period                    applicable time period
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                             1 year    3 years    5 years    10 years        1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap      $1,255     $2,289     $3,357      $5,936        N/A       $2,289     $3,357      $5,936
EQ/PIMCO Ultra Short Bond                 $1,138     $1,950     $2,812      $4,961        N/A       $1,950     $2,812      $4,961
EQ/Short Duration Bond                    $1,129     $1,923     $2,768      $4,880        N/A       $1,923     $2,768      $4,880
EQ/Small Company Index                    $1,126     $1,911     $2,741      $4,780        N/A       $1,911     $2,741      $4,780
EQ/T. Rowe Price Growth Stock             $1,180     $2,068     $2,996      $5,250        N/A       $2,068     $2,996      $5,250
EQ/UBS Growth and Income                  $1,178     $2,062     $2,986      $5,232        N/A       $2,062     $2,986      $5,232
EQ/Van Kampen Comstock                    $1,156     $2,003     $2,898      $5,120        N/A       $2,003     $2,898      $5,120
EQ/Van Kampen Mid Cap Growth              $1,161     $2,018     $2,923      $5,166        N/A       $2,018     $2,923      $5,166
EQ/Van Kampen Real Estate                 $1,180     $2,073     $3,012      $5,328        N/A       $2,073     $3,012      $5,328
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                           If you do not surrender your contract
                                             at the end of the applicable time
                                                           period
Portfolio Name                             1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap      $555     $1,689      $2,857     $5,936
EQ/PIMCO Ultra Short Bond                 $438     $1,350      $2,312     $4,961
EQ/Short Duration Bond                    $429     $1,323      $2,268     $4,880
EQ/Small Company Index                    $426     $1,311      $2,241     $4,780
EQ/T. Rowe Price Growth Stock             $480     $1,468      $2,496     $5,250
EQ/UBS Growth and Income                  $478     $1,462      $2,486     $5,232
EQ/Van Kampen Comstock                    $456     $1,403      $2,398     $5,120
EQ/Van Kampen Mid Cap Growth              $461     $1,418      $2,423     $5,166
EQ/Van Kampen Real Estate                 $480     $1,473      $2,512     $5,328
------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.


                                                                    Fee table 19

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1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of owner and contract purchased. Maximum contribution limitations also apply. You may currently make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts, $50 each for Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts and $1,000 for Inherited IRA contracts, subject to limitations noted below. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. In some states our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are currently permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. We currently permit aggregate contributions greater than the 150% limit if both:
(i) the owner (or joint owner or joint annuitant, if applicable) is age 75 or younger; and (ii) the aggregate contributions in any year after the 150% limit is reached do not exceed 100% of the prior year's contributions. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VI later in this Prospectus.


We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                   Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ               0 through 85    o $5,000 (initial)              o After-tax money.                o No additional contributions
                                                                                                     may be made after attain-
                                 o $500 (additional)             o Paid to us by check or            ment of age 86, or if later,
                                                                 transfer of contract value in       the first contract date anni-
                                 o $100 monthly and $300         a tax-deferred exchange             versary.*
                                   quarterly under our auto-     under Section 1035 of the
                                   matic investment program      Internal Revenue Code.
                                   (additional)
------------------------------------------------------------------------------------------------------------------------------------

20 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                   Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     20 through 85   o $5,000 (initial)              o Eligible rollover distribu-     o No additional contributions
                                                                   tions from 403(b) plans,          may be made after attain-
                                 o $50 (additional)                qualified plans, and govern-      ment of age 86, or, if later,
                                                                   mental employer 457(b)            the first contract date
                                 o $100 monthly and $300           plans.                            anniversary.*
                                 quarterly under our auto-
                                 matic investment program,       o Rollovers from another          o Contributions after age 70-1/2
                                 subject to tax maximums           traditional individual retire-    must be net of required
                                   (additional)                    ment arrangement.                 minimum distributions.

                                                                 o Direct custodian-to-            o Although we accept regular
                                                                   custodian transfers from          IRA contributions (limited to
                                                                   another traditional indi-         $5,000) under Rollover IRA
                                                                   vidual retirement                 contracts, we intend that the
                                                                   arrangement.                      contract be used primarily
                                                                                                     for rollover and direct trans-
                                                                 o Regular IRA contributions.        fer contributions.

                                                                 o Additional catch-up             o Additional catch-up contri-
                                                                   contributions.                    butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50 but
                                                                                                     under age 70-1/2 at any time
                                                                                                     during the calendar year for
                                                                                                     which the contribution is
                                                                                                     made.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                   Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion  20 through 85   o $5,000 (initial)              o Rollovers from another          o No additional contributions
IRA                                                                Roth IRA.                         may be made after attain-
                                 o $50 (additional)                                                  ment of age 86, or, if later,
                                                                 o Rollovers from a "desig-          the first contract date
                                 o  $100 monthly and $300          nated Roth contribution           anniversary.*
                                    quarterly under our auto-      account" under a 401(k)
                                    matic investment program,      plan or 403(b) plan.            o Conversion rollovers after
                                    subject to tax maximums                                          age 70-1/2 must be net of
                                    (additional)                 o Conversion rollovers from a       required minimum distribu-
                                                                   traditional IRA or other          tions for the traditional IRA
                                                                   eligible retirement plan.         or other eligible retirement
                                                                                                     plan which is the source of
                                                                 o Direct transfers from             the conversion rollover.
                                                                   another Roth IRA.
                                                                                                   o Before 2010, you cannot roll
                                                                 o Regular Roth IRA contribu-        over funds from a traditional
                                                                   tions.                            IRA or other eligible retire-
                                                                                                     ment plan if your adjusted
                                                                 o Additional catch-up               gross income is $100,000 or
                                                                   contributions.                    more.

                                                                                                   o Although we accept regular
                                                                                                     Roth IRA contributions (lim-
                                                                                                     ited to $5,000) under Roth
                                                                                                     IRA contracts, we intend
                                                                                                     that the contract be used
                                                                                                     primarily for rollover and
                                                                                                     direct transfer contributions.

                                                                                                   o Additional catch-up contri-
                                                                                                     butions of up to $1,000 per
                                                                                                     calendar year where the
                                                                                                     owner is at least age 50 at
                                                                                                     any time during the calendar
                                                                                                     year for which the contribu-
                                                                                                     tion is made.
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**   20 through 85   o $5,000 (initial)              o With documentation of           o No additional contributions
                                                                   employer or plan approval,        may be made after attain-
                                 o $500 (additional)               and limited to pre-tax            ment of age 86, or, if later,
                                                                   funds, direct plan-to-plan        the first contract date
                                                                   transfers from another            anniversary.*
                                                                   403(b) plan or contract
                                                                   exchanges from another          o Contributions after age 70-1/2
                                                                   403(b) contract under the         must be net of any required
                                                                   same plan.                        minimum distributions.

                                                                 o With documentation of           o We do not accept employer-
                                                                   employer or plan approval,        remitted contributions.
                                                                   and limited to pre-tax
                                                                   funds, eligible rollover dis-   o We do not accept after tax
                                                                   tributions from other 403(b)      contributions, including des-
                                                                   plans, qualified plans, gov-      ignated Roth contributions.
                                                                   ernmental employer 457(b)
                                                                   plans or traditional IRAs.
------------------------------------------------------------------------------------------------------------------------------------


22 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                   Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
QP               20 through 75   o $5,000 (initial)              o Only transfer contributions     o A separate QP contract must
                                                                   from other investments            be established for each plan
                                 o $500 (additional)               within an existing qualified      participant.
                                                                   plan trust.
                                                                                                   o We do not accept regular
                                                                 o The plan must be qualified        ongoing payroll contribu-
                                                                   under Section 401(a) of the       tions or contributions
                                                                   Internal Revenue Code.            directly from the employer.

                                                                 o For 401(k) plans, trans-        o Only one additional transfer
                                                                   ferred contributions may          contribution may be made
                                                                   not include any after-tax         during a contract year.
                                                                   contributions, including
                                                                   designated Roth contribu-       o No additional transfer con-
                                                                   tions.                            tributions after participant's
                                                                                                     attainment of age 76 or, if
                                                                                                     later, the first contract date
                                                                                                     anniversary.

                                                                                                   o Contributions after age 70-1/2
                                                                                                     must be net of any required
                                                                                                     minimum distributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 70   o $4,000 (initial)              o Regular traditional IRA         o No regular IRA contributions
IRA                                                                contributions.                    in the calendar year you turn
                                 o $50 (additional)                                                  age 70-1/2 and thereafter.
                                                                 o Additional catch-up
                                 o $50 monthly or quarterly        contributions.                  o Regular contributions may
                                   under our automatic invest-                                       not exceed $5,000.
                                   ment program, subject to      o Eligible rollover distribu-
                                   tax maximums (additional)       tions from 403(b) plans,        o Additional catch-up contri-
                                                                   qualified plans, and govern-      butions of up to $1,000 per
                                                                   mental employer 457(b)            calendar year where the
                                                                   plans.                            owner is at least age 50 but
                                                                                                     under age 70-1/2 at any time
                                                                 o Rollovers from another            during the calendar year for
                                                                   traditional individual retire-    which the contribution is
                                                                   ment arrangement.                 made.

                                                                 o Direct custodian-               o Although we accept rollover
                                                                   to-custodian transfers from       and direct transfer contribu-
                                                                   another traditional indi-         tions under the Flexible
                                                                   vidual retirement                 Premium IRA contract, we
                                                                   arrangement.                      intend that the contract be
                                                                                                     used for ongoing regular
                                                                                                     contributions.

                                                                                                   o Rollover and direct transfer
                                                                                                     contributions may be made
                                                                                                     up to attainment of age
                                                                                                     86.*

                                                                                                   o Rollover and direct transfer
                                                                                                     contributions after age 70-1/2
                                                                                                     must be net of required
                                                                                                     minimum distributions.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 23

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant   Minimum
Contract type    issue ages      contributions                   Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium 20 through 85   o $4,000 (initial)              o Regular Roth IRA contribu-      o No additional contributions
Roth IRA                                                           tions.                            may be made after the
                                 o $50 (additional)                                                  attainment of age 86, or, if
                                                                 o Additional catch-up contri-       later, the first contract date
                                 o $50 monthly or quarterly        butions.                          anniversary.*
                                   under our automatic invest-
                                   ment program, subject to      o Rollovers from another          o Contributions are subject to
                                   tax maximums (additional)       Roth IRA.                         income limits and other tax
                                                                                                     rules.
                                                                 o Rollovers from a "desig-
                                                                   nated Roth contribution         o Regular Roth IRA contribu-
                                                                   account" under a 401(k)           tions may not exceed
                                                                   plan or 403(b) plan.              $5,000.

                                                                 o Conversion rollovers from a     o Additional catch-up contri-
                                                                   traditional IRA or other          butions of up to $1,000 per
                                                                   eligible retirement plan.         calendar year where the
                                                                                                     owner is at least age 50 at
                                                                 o Direct transfers from             any time during the calendar
                                                                   another Roth IRA.                 year for which the contribu-
                                                                                                     tion is made.

                                                                                                   o Although we accept rollover
                                                                                                     and direct transfer contribu-
                                                                                                     tions under the Flexible
                                                                                                     Premium Roth IRA contract,
                                                                                                     we intend that the contract
                                                                                                     be used for ongoing regular
                                                                                                     Roth IRA contributions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70            o $5,000 (initial)              o Direct custodian-to-            o Any additional contributions
Beneficiary                                                        custodian transfers of your       must be from the same type
Continuation                     o $1,000 (additional)             interest as a death benefi-       of IRA of the same deceased
Contract (tradi-                                                   ciary of the deceased             owner.
tional IRA or                                                      owner's traditional indi-
Roth IRA)                                                          vidual retirement               o Non-spousal beneficiary
                                                                   arrangement or Roth IRA to        direct rollover contributions
                                                                   an IRA of the same type.          from qualified plans, 403(b)
                                                                                                     plans and governmental
                                                                                                     employer 457(b) plans may
                                                                                                     be made to an Inherited IRA
                                                                                                     contract under specified
                                                                                                     circumstances.
------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VI later in this Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, additional contributions are not permitted after the Conversion effective date.

*    Please see Appendix VI later in this Prospectus for state variations.


** May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.


24 Contract features and benefits

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OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code, we permit joint annuitants. In all cases, the joint annuitants must be spouses.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life, the terms owner and Successor Owner are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner and the Guaranteed withdrawal benefit for life is not in effect, benefits are based on the age of the older joint owner or older joint annuitant, as applicable. There are additional owner and annuitant requirements if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" later in this Prospectus.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


If you are purchasing the contract to fund a charitable remainder trust and elect either an enhanced death benefit or the Guaranteed minimum income benefit ("GMIB"), which you may be able to convert to the Guaranteed withdrawal benefit for life ("GWBL") at age 85, you should strongly consider "split-funding": that is the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers, are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
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Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the


                                              Contract features and benefits  25

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required information. The contribution will be applied as of the date we receive the missing information.

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Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
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WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the account for special dollar cost averaging.


If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, your investment options will be limited to the guaranteed interest option and the following variable investment options: the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)

If you elect the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.)


If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect.


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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


Certain Portfolios may not be available under your contract. Please see the front cover of this Prospectus for more information.



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AXA Premier VIP Trust*                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
                                                                                         o SSgA Funds Management, Inc.
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MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP        Long-term growth of capital.                               o AllianceBernstein L.P.
 CORE EQUITY                                                                             o Janus Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Thornburg Investment Management, Inc.
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AXA Premier VIP Trust*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
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MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o Goodman & Co. NY Ltd.
 GROWTH                                                                                 o SSgA Funds Management, Inc.
                                                                                        o T. Rowe Price Associates, Inc.
                                                                                        o Westfield Capital Management Company, L.P.
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MULTIMANAGER LARGE CAP        Long-term growth of capital.                              o AllianceBernstein L.P.
 VALUE                                                                                  o Institutional Capital LLC
                                                                                        o MFS Investment Management
                                                                                        o SSgA Funds Management, Inc.
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MULTIMANAGER MID CAP          Long-term growth of capital.                              o AllianceBernstein L.P.
 GROWTH                                                                                 o Franklin Advisers, Inc.
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
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MULTIMANAGER MID CAP VALUE    Long-term growth of capital.                              o AXA Rosenberg Investment Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Tradewinds Global Investors, LLC
                                                                                        o Wellington Management Company, LLP
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MULTIMANAGER MULTI-SECTOR     High total return through a combination of current        o Pacific Investment Management Company
 BOND(1)                      income and capital appreciation.                            LLC
                                                                                        o Post Advisory Group, LLC
                                                                                        o SSgA Funds Management, Inc.
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MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Eagle Asset Management, Inc.
 GROWTH
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wells Capital Management Inc.
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MULTIMANAGER SMALL CAP        Long-term growth of capital.                              o Franklin Advisory Services, LLC
 VALUE                                                                                  o Pacific Global Investment Management
                                                                                          Company
                                                                                        o SSgA Funds Management, Inc.
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MULTIMANAGER TECHNOLOGY       Long-term growth of capital.                              o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o SSgA Funds Management, Inc.
                                                                                        o Wellington Management Company, LLP
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EQ Advisors Trust*                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                 applicable)
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EQ/ALLIANCEBERNSTEIN          Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 INTERNATIONAL
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EQ/ALLIANCEBERNSTEIN SMALL    Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME        Seeks to maximize income while maintaining prospects      o BlackRock Investment Management, LLC
 CORE(2)                      for capital appreciation.                                 o Franklin Advisers, Inc.
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EQ Advisors Trust*                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                   applicable)
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EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.                  o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                            o Franklin Advisory Services, LLC
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EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and secondarily      o AXA Equitable
 FOUNDING STRATEGY CORE(4)      seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA MUTUAL SHARES CORE(5)    Seeks to achieve capital appreciation, which may occa-    o BlackRock Investment Management, LLC
                                sionally be short-term, and secondarily, income.          o Franklin Mutual Advisers, LLC
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EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.                o BlackRock Investment Management, LLC
 CORE(6)                                                                                  o Templeton Global Advisors Limited
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EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,    o BlackRock Investment Management, LLC
 EQUITY                         income.
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EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth of   o BlackRock Investment Management
 VALUE                          income, accompanied by growth of capital.                   International Limited
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EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and income to    o Boston Advisors, LLC
 INCOME                         achieve an above-average and consistent total return.
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EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
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EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
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EQ/COMMON STOCK INDEX(7)        Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                                approximates the total return performance of the Russell
                                3000 Index, including reinvestment of dividends, at a
                                risk level consistent with that of the Russell 3000
                                Index.
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EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses that      o SSgA Funds Management, Inc.
                                approximates the total return performance of the Barclays
                                Capital U.S. Aggregate Bond Index, including reinvest-
                                ment of dividends, at a risk level consistent with that
                                of the Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.             o Davis Selected Advisers, L.P.
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EQ/EQUITY 500 INDEX             Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                                approximates the total return performance of the S&P
                                500 Index, including reinvestment of dividends, at a
                                risk level consistent with that of the S&P 500 Index.
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EQ/EVERGREEN OMEGA              Seeks to achieve long-term capital growth.                o Evergreen Investment Management
                                                                                            Company, LLC
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EQ/FOCUS PLUS(8)                Seeks to achieve long-term growth of capital.             o AXA Equitable
                                                                                          o Marsico Capital Management, LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND            Seeks to achieve capital appreciation.                    o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY          Seeks to maximize capital appreciation.                   o GAMCO Asset Management Inc.
 VALUE
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EQ Advisors Trust*                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
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EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.         o BlackRock Investment Management, LLC
                                                                                         o Evergreen Investment Management
                                                                                           Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o BlackRock Investment Management, LLC
 EQUITY(10)                                                                              o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
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EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                             ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current   o SSgA Funds Management, Inc.
                             income" mean moderate income.
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EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                  o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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EQ/LARGE CAP VALUE INDEX     Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
                             approximates the total return performance of the Russell
                             1000 Value Index, including reinvestment of dividends, at
                             a risk level consistent with that of the Russell 1000 Value
                             Index.
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EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation           o BlackRock Financial Management, Inc.
                             through investment in long-maturity debt obligations.
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EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 INCOME                      income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Seeks to achieve capital appreciation and growth of         o Lord, Abbett & Co. LLC
 CORE                        income with reasonable risk.
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EQ/MID CAP INDEX             Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
                             approximates the total return performance of the S&P
                             Mid Cap 400 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the S&P Mid Cap
                             400 Index.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust*                                                                       Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
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EQ/MID CAP VALUE PLUS         Seeks to achieve long-term capital appreciation.           o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                              its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL         Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve long-term capital appreciation.           o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET    Seeks to achieve capital appreciation.                     o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11) Seeks to generate a return in excess of traditional money  o Pacific Investment Management Company,
                              market products while maintaining an emphasis on             LLC
                              preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks to achieve current income with reduced volatility    o BlackRock Financial Management, Inc.
                              of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                              deduction of Portfolio expenses) the total return of the
                              Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH       Seeks to achieve long-term capital appreciation and        o T. Rowe Price Associates, Inc.
 STOCK                        secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve total return through capital              o UBS Global Asset Management
                              appreciation with income as a secondary consideration.       (Americas) Inc.
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EQ/VAN KAMPEN COMSTOCK        Seeks to achieve capital growth and income.                o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
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EQ/VAN KAMPEN REAL ESTATE     Seeks to provide above average current income and long-    o Morgan Stanley Investment Management Inc.
                              term capital appreciation.
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* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.



--------------------------------------------------------------------------------
 Footnote No.                 Portfolio's Former Name
--------------------------------------------------------------------------------
                              AXA Premier VIP Trust
--------------------------------------------------------------------------------
     (1)                      Multimanager High Yield
--------------------------------------------------------------------------------
                              EQ Advisors Trust
--------------------------------------------------------------------------------
     (2)                      EQ/Franklin Income
--------------------------------------------------------------------------------
     (3)                      EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
     (4)                      EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
     (5)                      EQ/Mutual Shares
--------------------------------------------------------------------------------
     (6)                      EQ/Templeton Growth
--------------------------------------------------------------------------------
     (7)                      EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
     (8)                      EQ/Marsico Focus
--------------------------------------------------------------------------------
     (9)                      EQ/Evergreen International Bond
--------------------------------------------------------------------------------
     (10)                     EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
     (11)                     EQ/PIMCO Real Return
--------------------------------------------------------------------------------


You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.

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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VI later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2009 is 1.50%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the account for special dollar cost averaging or the guaranteed interest option, subject to restrictions in certain states. See Appendix VI later in this Prospectus for state variations. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option.


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. You may not make transfers to the guaranteed interest option. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. Under the special dollar cost averaging program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."


You may have your account value transferred to any of the variable investment options available under your contract. Only the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts) are available if you


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elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options or guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the special dollar cost averaging program is not available.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit or the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the general dollar cost averaging program is not available.

INVESTMENT SIMPLIFIER. We offer two Investment simplifier options.


Fixed-dollar option. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, this option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

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If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts) are available if the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85 or you elect the 100% Principal guarantee benefit. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


INTERACTION OF DOLLAR COST AVERAGING AND INVESTMENT SIMPLIFIER WITH OTHER CONTRACT FEATURES AND BENEFITS

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, that will terminate any dollar cost averaging program you have in place at the time, and may limit your ability to elect a new dollar cost averaging program after conversion. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in every state. See Appendix VI later in this Prospectus for more information on state availability.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit" and "Guaranteed minimum death benefit" below.


If you add the Guaranteed minimum income benefit to your contract after issue, we will calculate each of the benefit bases described in this section using your account value on the contract date anniversary the Guaranteed minimum income benefit becomes effective under your contract (the "GMIB effective date") rather than your initial contribution, for purposes of determining the Guaranteed minimum income benefit. See "Adding the Guaranteed minimum income benefit after issue" later in this section. When we describe withdrawals and additional contributions in this section, we mean withdrawals and additional contributions made after the GMIB effective date.

As discussed immediately below, the Standard death benefit is based on the Standard death benefit benefit base; the Annual Ratchet to age 85 enhanced death benefit is based on the Annual Ratchet to age 85 benefit base; the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit are based on the Greater of the 5% Roll-Up to age 85 benefit base and the Annual Ratchet to age 85 benefit base.


STANDARD DEATH BENEFIT

Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


5% ROLL-UP TO AGE 85 BENEFIT BASE
(USED FOR THE GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)


Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily roll-up; less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus.

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     The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

The effective annual roll-up rate credited to the benefit base is:


o 5% with respect to the variable investment options (other than EQ/Money Market), and the account for special dollar cost averaging; the effective annual rate may be 4% in some states. Please see Appendix VI later in this Prospectus to see what applies in your state; and

o 2% with respect to the EQ/Money Market, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

Each daily roll-up is included in the benefit base for purposes of calculating the daily roll-up the next day, so the benefit base compounds daily at the effective annual rate noted above.


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.


See Appendix III for an example of the relationship between the benefit base calculated based on the 5% Roll-Up to age 85 and a hypothetical account value.

Certain contracts may have a different effective annual roll-up rate, based on when you purchased your contract. See Appendix VII later in this Prospectus.


ANNUAL RATCHET TO AGE 85 BENEFIT BASE

(USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT, FOR THE GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),
                                       or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you take a withdrawal from your contract, your benefit base will be reduced as described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. After such withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),
                                       or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).


See Appendix III for an example of the relationship between the benefit base calculated based on the Annual Ratchet to age 85 and a hypothetical account value.


GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 BENEFIT BASE (USED FOR THE GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT)

Your benefit base is equal to the greater of the benefit base computed for the 5% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see " Withdrawal charge" in "Charges and expenses" later in this Prospectus.

ROLL-UP BENEFIT BASE RESET

You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. The reset amount will equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.


If you elect both the Guaranteed minimum income benefit AND the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit"), you are eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 80. If you elect both the Greater of enhanced death benefit and the Guaranteed minimum income benefit, the Roll-Up benefit bases for both are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. You may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
--------------------------------------------------------------------------------

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract

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date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this deadline will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. If you die before the contract date anniversary following age 85 and your spouse continues the contract, the benefit base will be eligible to be reset on each contract date anniversary as described above.


If you elect to reset your Roll-Up benefit base on any contract date anniversary, we may increase the charge for the Guaranteed minimum income benefit and the Greater of enhanced death benefit. There is no charge increase for the Annual Ratchet to age 85 enhanced death benefit. See both "Guaranteed minimum death benefit charge" and "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus for more information.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset but not later than the contract date anniversary following age 85. See "Exercise rules" under "Guaranteed minimum income benefit" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.


If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 5% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 5% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts" later in this Prospectus.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit ("GMIB") if you elect it at issue. If you add the benefit to your contract after issue, certain additional requirements apply, and the way the benefit is calculated may differ from how it is calculated if you elect it at issue. See "Adding the Guaranteed minimum income benefit after issue" later in this section.

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued.

This benefit includes the ability to reset your Guaranteed minimum income benefit base on each contract date anniversary until the contract date anniversary following age 80. See "Roll-Up benefit base reset" earlier in this section.

If the contract is jointly owned, the guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.


This feature is not available for an Inherited IRA or if you elect a Principal guarantee benefit. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued or the Guaranteed minimum income benefit was added to the contract, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period cer-

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tain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:

--------------------------------------------------------------------------------
                                 Level payments
--------------------------------------------------------------------------------
             Owner's
         age at exercise                     Period certain years
--------------------------------------------------------------------------------
           80 and younger                            10
                 81                                   9
                 82                                   8
                 83                                   7
                 84                                   6
                 85                                   5
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------


When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.


Before you elect the Guaranteed minimum income benefit you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.


o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:


o If your aggregate withdrawals during any contract year exceed 5% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, for contracts in which the Guaranteed minimum income benefit is elected at issue, all contributions received in the first 90 days);


o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.


Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 5% of your Roll-Up benefit base at the beginning of the contract year.


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. The latest date you may exercise the Guaranteed minimum income benefit is the 30th day following the contract date

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anniversary following your 85th birthday. Other options are available to you on the contract date anniversary following your 85th birthday. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus. In addition, eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary or GMIB effective date anniversary.


o If you were at least age 45 and no older than age 49 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued or on the GMIB effective date, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary or GMIB effective date anniversary.

Please note:

(i) if you were age 75 when the contract was issued or elected to add the Guaranteed minimum income benefit when you were 74, but turned 75 before the GMIB effective date or the Roll-Up benefit base was reset when you were between the ages of 75 and 80, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;

(ii) for Accumulator(R) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii) since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the Guaranteed minimum income benefit amount and account value, and make a withdrawal from the contract if necessary. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

(iv) for Accumulator(R) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age
       85. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue or on the GMIB effective date, if the Guaranteed minimum income benefit is added after issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. For example, if an owner is age 70 at issue, and he dies at age 84, and the spouse beneficiary is 86 on the date of his death, she will not be able to exercise the Guaranteed minimum income benefit, even though she was 72 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date. The original contract issue date (or GMIB effective date) will continue to apply for purposes of the exercise rules;

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may add the Guaranteed minimum income benefit to your contract after issue (subject to the requirements described below) so long

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as: (i) no more than three months have elapsed since your contract was issued, or (ii) we continue to offer the Guaranteed minimum income benefit described earlier in this section with the identical terms and conditions, including the maximum fee and the roll-up rate, in the state in which your contract was issued. Check with your financial professional to see whether we are still offering this version of the Guaranteed minimum income benefit in your state.


If you add the Guaranteed minimum income benefit after issue, it will function as described earlier in this section, under "Guaranteed minimum income benefit", with certain exceptions:

o The owner (and joint owner, if any) must be between the ages of 20 and 74 on the date we receive your election form at our processing office in good order (the "GMIB addition date").

o The Guaranteed minimum income benefit will become effective under your contract on the contract date anniversary that follows the GMIB addition date (the "GMIB effective date"). If the GMIB addition date is a contract date anniversary, the GMIB effective date will be that date as well.

o Your initial Guaranteed minimum income benefit base will be equal to the account value on the GMIB effective date. Subsequent adjustments to your Guaranteed minimum income benefit base will be calculated as described above in the section "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" earlier in this Prospectus.


o Certain contract owners will only be permitted to add the Guaranteed minimum income benefit to their contracts if the death benefit they elect at issue is compatible with the Guaranteed minimum income benefit. They may elect the Guaranteed minimum income benefit if they have the Standard death benefit or the Annual Ratchet to age 85 enhanced death benefit.


o If you have collaterally assigned all or a portion of the value of your NQ contract, you must terminate the collateral assignment before you elect the Guaranteed minimum income benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus.

ADDING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER A BENEFIT HAS BEEN DROPPED

If you drop the Guaranteed minimum income benefit, as described later in this section under "Dropping the Guaranteed minimum income benefit after issue", you will not be able to add the Guaranteed minimum income benefit to your contract again for one year after you have dropped the benefit, in addition to the other requirements described in this section.

DROPPING THE GUARANTEED MINIMUM INCOME BENEFIT AFTER ISSUE

You may drop the Guaranteed minimum income benefit from your contract after issue, subject to the following restrictions:

o You may not drop the Guaranteed minimum income benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions.

o If you add the Guaranteed minimum income benefit after your contract is issued, you may not drop the benefit until the later of the expiration of any withdrawal charges in effect under your contract and the contract date anniversary following the GMIB effective date.

o The Guaranteed minimum income benefit will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed minimum income benefit on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed minimum income benefit charge for the contract year on that date.


o If you elect the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit and the Guaranteed minimum income benefit, and subsequently drop the Guaranteed minimum income benefit, we will no longer deduct the Guaranteed minimum income benefit charge. However, we will continue to deduct the Guaranteed minimum death benefit charge.


GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a Standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the Standard death benefit, whichever provides the higher amount. The Standard death benefit is equal to your total contributions, adjusted for withdrawals (and any associated withdrawal charges). The Standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue.

If you elect one of the enhanced death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and associated withdrawal charges), whichever provides the higher amount. Once your contract is issued, you may not change or voluntarily terminate your death benefit. See "Payment of death benefit" later in this Prospectus for more information.


The Annual Ratchet to age 85 enhanced death benefit and the Standard death benefit can be elected by themselves. The Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit can only be elected if you also elect the Guaranteed minimum income benefit. Each enhanced death benefit has an additional charge. There is no additional charge for the Standard death benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced automatically with the Standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.



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Subject to state availability (see Appendix VI later in this Prospectus for state availability of these benefits), your age at contract issue, and your contract type, you may elect one of the following enhanced death benefits described below:

o ANNUAL RATCHET TO AGE 85

This optional enhanced death benefit is available to owner (or older joint owner, if applicable) ages 0 through 75 at issue of NQ contracts, ages 0 through 70 at issue of Inherited IRA contracts, ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.

o GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

This optional enhanced death benefit is available, if elected in connection with the Guaranteed minimum income benefit, to owner (or older joint owner, if applicable) ages 20 through 70 at issue of Flexible Premium IRA contracts and ages 20 through 75 at issue of NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium Roth IRA, Rollover TSA and QP contracts.


For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

If you purchase the "Greater of" enhanced death benefit with the Guaranteed minimum income benefit, you will be eligible to reset your Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 80. See "Roll-Up benefit base reset" earlier in this section.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


Resets are not available under the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit if you drop the Guaranteed minimum income benefit.

If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.


See Appendix III later in this Prospectus for an example of how we calculate an enhanced death benefit.

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (see Appendix VI later in this Prospectus for state availability of these benefits), if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract, if the owner is age 75 or younger. The Earnings enhancement benefit provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature. If you elect the Earnings enhancement benefit at issue, and your Guaranteed minimum income benefit then converts to the Guaranteed withdrawal benefit for life at age 85, the Earnings enhancement benefit will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life. See "Guaranteed withdrawal benefit for life ("GWBL")" later in this Prospectus.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o    the account value or

o    any applicable death benefit

decreased by:

o    total net contributions

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals; and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o    the account value or

o    any applicable death benefit

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decreased by:

o    total net contributions

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For an example of how the Earnings enhancement benefit is calculated, please see Appendix V.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued: neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VI later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")

For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available upon conversion of the Guaranteed minimum income benefit at age 85 under certain circumstances.

--------------------------------------------------------------------------------
The "Conversion effective date" is the contract date anniversary following age
85. The "Conversion transaction date" is the date that we receive your election form at our processing office in good order, if you affirmatively elect to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, or the 30th day following the Conversion effective date, if the Guaranteed minimum income benefit converts automatically to the Guaranteed withdrawal benefit for life.
--------------------------------------------------------------------------------

If you have neither exercised the Guaranteed minimum income benefit nor dropped it from your contract as of the Conversion effective date, you will have up to 30 days after that contract date anniversary to choose what you want to do with your Guaranteed minimum income benefit. You will have three choices available to you:

o You may affirmatively convert the Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life;

o You may exercise the Guaranteed minimum income benefit, and begin to receive lifetime income under that benefit;

o You may elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life.

If you take no action, the Guaranteed minimum income benefit will convert automatically to the Guaranteed withdrawal benefit for life.

If you exercise the Guaranteed minimum income benefit, it will function as described earlier in this Prospectus under "Guaranteed minimum income benefit". If you elect to terminate the Guaranteed minimum income benefit without converting to the Guaranteed withdrawal benefit for life, your contract will continue in force, without either benefit. If you take no action, or affirmatively convert the Guaranteed minimum income benefit, your Guaranteed minimum income benefit will be converted to the Guaranteed withdrawal benefit for life, retroactive to the Conversion effective date. Please note that if you exercise the Guaranteed minimum income benefit prior to the Conversion effective date, you will not have the option to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life.

The charge for the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life charge" later in this Prospectus for a description of the charge.

You should not convert the Guaranteed minimum income benefit to this benefit at age 85 (or permit the benefit to convert) if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date; or

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. The Automatic RMD service is not available under defined benefit QP contracts. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

ADDITIONAL OWNER AND ANNUITANT REQUIREMENTS

Converting the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life may alter the ownership of your contract. The options you may choose depend on the original ownership of your contract. You may only choose among the ownership options below if you affirmatively choose to convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for

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life. If your benefit is converted automatically, your contract will be structured as a Single life contract. Your ability to add a Joint life is also limited by the age and timing requirements described below under "Guaranteed annual withdrawal amount".

SINGLE OWNER. If the contract has a single owner, and the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the single life ("Single life") option, there will be no change to the ownership of the contract. However, if the owner converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life with the joint life ("Joint life") option, the owner must add his or her spouse as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage. If the contract is an NQ contract, the owner may grant the successor owner ownership rights in the contract at the time of conversion.

JOINT OWNERS. If the contract has joint owners, and the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the joint owners request that the younger joint owner be dropped from the contract. If the contract has spousal joint owners, and they request a Joint life benefit, we will use the younger spouse's age in determining the Applicable percentage. If the contract has non-spousal joint owners, and the joint owners request a Joint life benefit, the younger owner may be dropped from the contract, and the remaining owner's spouse added as the successor owner. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

NON-NATURAL OWNER. Contracts with non-natural owners that convert to the Guaranteed withdrawal benefit for life will have different options available to them, depending on whether they have an individual annuitant or joint annuitants. If the contract has a non-natural owner and an individual annuitant, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract. If the owner converts to the Guaranteed withdrawal benefit for life with the Joint life option under a contract with an individual annuitant, the owner must add the annuitant's spouse as the joint annuitant. We will use the age of the younger spouse in determining the Joint life Applicable percentage.

If the contract has a non-natural owner and joint annuitants, and the owner converts to the Guaranteed withdrawal benefit for life with the Single life option, there will be no change to the ownership of the contract, unless the owner requests that the younger annuitant be dropped from the contract. If the owner converts to the Guaranteed withdrawal benefit for life on a Joint life basis, there will be no change to the ownership of your contract. We will use the age of the younger spouse in determining the Applicable percentage on a Joint life basis.

GWBL BENEFIT BASE

Upon conversion of the Guaranteed minimum income benefit to GWBL at age 85, your GWBL benefit base is equal to either your account value or Guaranteed minimum income benefit base, as described below under "Guaranteed annual withdrawal amount". It will increase or decrease, as follows:

o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet".

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT

The Guaranteed annual withdrawal amount may be withdrawn at any time during the contract year that begins on the Conversion effective date, or any subsequent contract year. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. Any withdrawals taken during the 30 days after the Conversion effective date will be counted toward the Guaranteed annual withdrawal amount, even if the withdrawal occurs before the Conversion transaction date.

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any Excess withdrawal, as described below under "Effect of Excess withdrawals". The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Your Guaranteed annual withdrawal amount is calculated based on whether the benefit is based on a Single Life or Joint Life as described below:

SINGLE LIFE. If your Guaranteed minimum income benefit is converted to a Guaranteed withdrawal benefit for life on a Single life basis, the Guaranteed annual withdrawal amount will be equal to (1) either: (i) your account value on the Conversion effective date or (ii) your Guaranteed minimum income benefit base on the Conversion effective date, multiplied by (2) the relevant Applicable percentage.

In calculating the relevant Applicable percentage, we consider your account value and Guaranteed minimum income benefit base on the Conversion effective date. Your initial GWBL benefit base and Applicable percentage will be determined by whichever combination of benefit base and percentage set forth in the table below results in a higher Guaranteed annual withdrawal amount.


--------------------------------------------------------------------------------
                                        B
             A              Applicable percentage of
 Applicable percentage of   Guaranteed minimum income
       account value              benefit base
--------------------------------------------------------------------------------
            6.0%                     5.0%
--------------------------------------------------------------------------------


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For example, if on the Conversion effective date the Guaranteed minimum income benefit base is $115,000, and your account value is $100,000, the Guaranteed annual withdrawal amount would be $6,000. This is because $115,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals only $5,750, while $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals $6,000. Under this example, your initial GWBL benefit base would be $100,000, and your Applicable percentage would be 6.0%.

On the other hand, if on the Conversion effective date the Guaranteed minimum income benefit base is $200,000, and your account value is $100,000, the initial Guaranteed annual withdrawal amount would be $10,000. This is because $100,000 (the account value) multiplied by 6.0% (the percentage in Column A) equals only $6,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 5.0% (the percentage in Column B) equals $10,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 5.0%.


The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.


If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase from 5.0% to 6.0%.


However, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), then an Annual Ratchet will not affect the Applicable percentage.

If the GWBL benefit base and/or the Applicable percentage increases as the result of an Annual Ratchet, the Guaranteed annual withdrawal amount will also increase.

If you take a withdrawal during the 30 days following the Conversion effective date, and your Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life on a Single life basis, we will calculate whether that withdrawal exceeds the Guaranteed annual withdrawal amount based on your GWBL benefit base and Applicable percentage. If the withdrawal exceeds the Guaranteed annual withdrawal amount on a Single life basis, the conversion will still occur, but we will inform you that there is an Excess withdrawal.

JOINT LIFE. If you hold an IRA or NQ contract, you may elect a Joint life contract if you meet the conditions described below under "Successor owner". In order to convert your Guaranteed minimum income benefit to a Joint life Guaranteed withdrawal benefit for life, you must affirmatively request that the benefit be converted. The automatic conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85 will create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described in this section. For Joint life contracts, the percentages used in determining the Applicable percentage and the Guaranteed annual withdrawal amount will depend on the age of the younger spouse, as set forth in the following table.


--------------------------------------------------------------------------------
                                                  B
                            A            Applicable percent-
                   Applicable percent-    age of Guaranteed
                      age of account       minimum income
    Spouse's age          value             benefit base
--------------------------------------------------------------------------------
       85+                 5.5%                  4.0%
      80-84                5.0%                  3.5%
      75-79                4.5%                  3.0%
      70-74                4.0%                  2.5%
      65-69                3.5%                  2.0%
--------------------------------------------------------------------------------



For example, if on the Conversion effective date your account value is $100,000, the Guaranteed minimum income benefit base is $200,000, and the younger spouse is age 72, the Guaranteed annual withdrawal amount would be $5,000. This is because $100,000 (the account value) multiplied by 4.0% (the percentage in Column A for the younger spouse's age band) equals only $4,000, while $200,000 (the Guaranteed minimum income benefit base) multiplied by 2.5% (the percentage in Column B for the younger spouse's age band) equals $5,000. Under this example, your initial GWBL benefit base would be $200,000, and your Applicable percentage would be 2.5%.


The initial GWBL benefit base can be increased by an Annual Ratchet on each subsequent contract date anniversary to equal the account value on that date if it is greater than the GWBL benefit base on that date. If the GWBL benefit base increases as the result of an Annual Ratchet, we reserve the right to increase the charge at the time of the Annual Ratchet. See "Guaranteed withdrawal benefit for life charge" in "Charges and expenses" later in this Prospectus.

If the initial GWBL benefit base and Applicable percentage are calculated using your Guaranteed minimum income benefit base on the Conversion effective date (Column B above), and the GWBL benefit base is increased by an Annual Ratchet, then the Applicable percentage will increase to the percentage listed in Column
A. In addition, if the younger spouse has entered a new age band at the time of a ratchet, the Applicable percentage will increase to the percentage listed in Column A for that age band. Similarly, if the initial GWBL benefit base and Applicable percentage are calculated using your account value on the Conversion effective date (Column A above), and the GWBL benefit base is increased by an Annual Ratchet in a year that the younger spouse has entered a new age band, the Applicable percentage will increase to the percentage listed in Column A for that age band.

Using the example above, if the account value is $160,000 on the contract date anniversary that the younger spouse is age 77, then the

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GWBL benefit base would ratchet to $160,000, the applicable percentage would increase to 4.5%, and your Guaranteed annual withdrawal amount would increase to $7,200.


You may elect Joint life at any time before you begin taking withdrawals. If the Guaranteed minimum income benefit has already converted to the Guaranteed withdrawal benefit for life on a Single life basis, the calculation of the initial Applicable percentage and Guaranteed annual withdrawal amount will be based on the younger spouse's age on the Conversion effective date, not at the time you elect Joint life, even if the younger spouse is in a different age band at that time.

If you take a withdrawal during the 30 days following the Conversion effective date, you can still elect Joint life. We will recalculate your Guaranteed annual withdrawal amount based on the younger spouse's age. If the withdrawal does not exceed the recalculated Guaranteed annual withdrawal amount, we will set up the Guaranteed withdrawal benefit for life on a Joint life basis. If the withdrawal exceeds the recalculated Guaranteed annual withdrawal amount, we will offer you the option of either: (i) setting up the benefit on a Joint life basis and treating your withdrawal as an Excess withdrawal, or (ii) setting up the benefit on a Single life basis.

Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and the successor owner.

SUCCESSOR OWNER

For Joint life IRA or NQ contracts, a successor owner may only be named before the first withdrawal is taken after the 30th day following the Conversion effective date, if your spouse is at least 65 on the Conversion effective date. (Withdrawals taken during the 30 days following the Conversion effective date will not bar you from selecting a Joint life contract, but may affect your ability to elect Joint life if the withdrawals are too large. See "Effect of withdrawals during the 30 days following the Conversion effective date" later in this section.) If your spouse is younger than 65 on the Conversion effective date, you will not be able to elect a Joint life contract. The successor owner must be the owner's spouse. For NQ contracts, you have the option to designate the successor owner as a joint owner. See "Additional owner and annuitant requirements" earlier in this section for more information regarding the requirements for naming a successor owner.

If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date, If the successor owner is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the owner's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named before the first withdrawal is taken after the 30th day following the Conversion effective date. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal is taken after the 30th day following the Conversion effective date. If the joint annuitant is dropped before the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will be based on the annuitant's life on a Single life basis. After the first withdrawal is taken after the 30th day following the Conversion effective date, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after the first withdrawal is taken after the 30th day following the Conversion effective date, the Applicable percentage will continue to be based on the Joint life calculation described earlier in this section.


Joint life QP and TSA contracts are not permitted. Loans are not permitted under TSA contracts in which the Guaranteed withdrawal benefit for life is in effect. This benefit is not available under an Inherited IRA contract. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


EFFECT OF EXCESS WITHDRAWALS

For any withdrawal that causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life at age 85 if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.


For example, assume your GWBL benefit base (based on the Guaranteed minimum income benefit base) is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 86, on a Single life basis. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal


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of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL" later in this Prospectus.


Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if your contract is a traditional IRA or TSA and you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. For Joint life contracts, if your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your spouse's attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" later in this Prospectus.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the Conversion transaction date.

INVESTMENT OPTIONS


Your investment options will be limited to the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts). (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) If your account value is invested in any other investment options as of the Conversion transaction date, you will be required to reallocate your account value among these investment options at the time you request that your Guaranteed minimum income benefit be converted to the Guaranteed withdrawal benefit for life.


AUTOMATIC CONVERSION


If you take no action during the 30 days after the Conversion effective date, and permit your Guaranteed minimum income benefit to convert to the Guaranteed withdrawal benefit for life automatically, we will reallocate any portion of your account value invested in investment options other than the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts) to the AXA Moderate Allocation Portfolio as part of the automatic conversion, on the Conversion transaction date. You will be able to reallocate your account value among the guaranteed interest option and the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts) at any time after the Conversion transaction date, just as you would if you had affirmatively elected to convert. (See the front cover of this Prospectus for a full list of which Portfolios are available under your contract.) Also, if you permit the automatic conversion to occur, the conversion will initially create a Single life contract with the Guaranteed withdrawal benefit for life, even if you and your spouse are joint owners of your NQ contract, and you both meet the age requirements set forth earlier in this section. You will be able to change your contract to a Joint life contract at a later date, before the first withdrawal is taken after the Conversion transaction date, if you meet the requirements described under "Joint life" earlier in this section. In all other respects, the Guaranteed withdrawal benefit for life will function in exactly the same way after an automatic conversion as if you affirmatively elect to convert.


If the AXA Moderate Allocation Portfolio is not being offered as part of your contract as of the Conversion transaction date, we will automatically reallocate your account value to another designated variable investment option with a similar investment objective, which we will disclose to you before conversion. If no such variable investment option is being offered under your contract at the time of conversion, we will reallocate your account value to the guaranteed interest option.

DOLLAR COST AVERAGING

Any dollar cost averaging program in place on the date of conversion will be terminated. Any money remaining in the account for special dollar cost averaging on that date will be invested in the AXA Moderate Allocation Portfolio. If the AXA Moderate Allocation Portfolio is not being offered as part of your contract at the time of conversion, we will automatically reallocate such monies as described immediately above.

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You may elect a new Investment simplifier dollar cost averaging program after conversion, but the special dollar cost averaging program and general dollar cost averaging program will not be available after conversion. See "Dollar cost averaging" in "Allocating your contributions" earlier in this section.

REBALANCING YOUR ACCOUNT VALUE

Any rebalancing program in place on the date of conversion will be terminated. You may elect a new rebalancing program after conversion. See "Rebalancing your account value" in "Transferring money among investment options" later in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT

If you elected the Earnings enhancement benefit, it will continue in force after conversion, although it may be adversely affected by withdrawals under the Guaranteed withdrawal benefit for life.

LOANS UNDER ROLLOVER TSA CONTRACTS

If there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If the Guaranteed minimum income benefit does not convert to the Guaranteed withdrawal benefit for life because there is an outstanding loan, the Guaranteed minimum income benefit will terminate as of the Conversion effective date. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Loans under Rollover TSA contracts" in "Accessing your money" later in this Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed minimum death benefit that is in effect before the conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life will continue to be in effect after the conversion, but there will be no further Annual Ratchets or Roll-Ups of the death benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and "Spousal continuation" in "Payment of death benefit" later in this Prospectus.

If you convert your Guaranteed minimum income benefit to a Guaranteed withdrawal benefit for life on a Joint life basis, the Guaranteed minimum death benefit that would otherwise have been payable at the death of the owner (or the older joint owner or the annuitant or older joint annuitant if the contract is owned by a non-natural owner) will be payable at the death of the second to die of the owner and successor owner (or both joint annuitants if the contract is owned by a non-natural owner). Under certain circumstances, Roll-Ups and Annual Ratchets may resume after the death of the older spouse, depending on the age of the younger spouse. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

ANNUITY MATURITY DATE. If your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." The minimum death benefit will be reduced pro rata by each payment. See "Annuity maturity date" in "Accessing your money" later in this Prospectus.

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) contract.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.

o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and any enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

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o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL" later in this Prospectus.

o Withdrawals are not considered annuity payments for tax purposes. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.


o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.

o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL" later in this Prospectus, even if pursuant to a divorce decree.


o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.

DROPPING THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE AFTER CONVERSION

You may drop the Guaranteed withdrawal benefit for life from your contract after conversion from the Guaranteed minimum income benefit at age 85, subject to the following restrictions:

o You may not drop the Guaranteed withdrawal benefit for life if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. If there are no withdrawal charges in effect under your contract on the Conversion effective date, you may drop the Guaranteed withdrawal benefit for life at any time.

o The Guaranteed withdrawal benefit for life will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the Guaranteed withdrawal benefit for life on a date other than a contract date anniversary, we will deduct a pro rata portion of the Guaranteed withdrawal benefit for life charge for that year, on that date.

o If you drop the Guaranteed withdrawal benefit for life, the investment limitations associated with that benefit will be lifted. You will be able to invest in any of the investment options offered under your contract.

o If you drop the Guaranteed withdrawal benefit for life, you will be able to take loans from Rollover TSA contracts (employer or plan approval required). See "Loans under Rollover TSA contracts" in "Accessing your money" later in this Prospectus.

o Generally, only contracts with the Guaranteed withdrawal benefit for life can have successor owners. However, if your contract has the Guaranteed withdrawal benefit for life with the Joint life option, the successor owner under that contract will continue to be deemed a successor owner, even if you drop the Guaranteed withdrawal benefit for life. The successor owner will continue to have precedence over any designated beneficiary in the event of the owner's death.

PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals.


Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Allocation Portfolios (and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio under certain contracts). See "What are your investment options under the contract?" earlier in this section and the front cover of this Prospectus for more information as to which Portfolios are available under your contract.


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125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.


Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date. If you are using the contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA is also available to non-spousal beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Applicable Plan(s)"). In this discussion, unless otherwise indicated, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under


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the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose. The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.


The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.



o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for owners over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.


o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract. A non-spousal beneficiary under an Applicable Plan cannot make subsequent contributions to an Inherited IRA contract.


o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.


o The Guaranteed minimum income benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, Spousal continuation, special dollar cost averaging program, automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.

o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a single sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VI to find out what applies in your state.

Generally, your refund will equal your account value (less loan reserve account under TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option and (iii) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii), or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

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If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information" later in this Prospectus.


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2. Determining your contract's value

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YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) the account for special dollar cost averaging; and (iv) the loan reserve account (applies for Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as optional benefit charges; (ii) any applicable withdrawal charges; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

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INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VI later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" later in this Prospectus.

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3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special dollar cost averaging.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

Some states may have additional transfer restrictions. Please see Appendix VI later in this Prospectus.


In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:


(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.


From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. If you are eligible, a new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number;

(2) the dollar amounts or percentages of your current account value to be transferred; and


(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying

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portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option.


To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:


    (a) the percentage you want invested in each investment option (whole percentages only), and

    (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age

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85, that will terminate any rebalancing program you have in place at the time. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. You may elect a new rebalancing program after your current rebalancing program is terminated by this event.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

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4. Accessing your money

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WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

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                              Method of withdrawal
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                    Automatic                           Pre-age   Lifetime
                     payment                             59-1/2   required
                      plans                             substan    minimum
                      (GWBL                  System-    -tially   distribu-
Contract              only)      Partial      atic       equal       tion
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NQ                     Yes         Yes         Yes        No         No
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Rollover IRA           Yes         Yes         Yes        Yes        Yes
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Flexible
 Premium IRA           Yes         Yes         Yes        Yes        Yes
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Roth Conversion
 IRA                   Yes         Yes         Yes        Yes        No
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Flexible Premium
 Roth IRA              Yes         Yes         Yes        Yes        No
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Inherited IRA          No          Yes         No         No          *
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QP**                   Yes         Yes         No         No         Yes
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Rollover TSA***        Yes         Yes         Yes        No         Yes
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* The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

*** Employer or plan approval required for all transactions. Your ability to take withdrawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life. You must wait at least 28 days from the Conversion effective date before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with an Annual Ratchet.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with an Annual Ratchet. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in this Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take par-

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tial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value on the date of the withdrawal: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of your percentages of your account value as of the beginning of the contract year, as described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount.

If you are taking systematic withdrawals at the time the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the conversion will not terminate your systematic withdrawals. Continuing your systematic withdrawals after conversion may result in an Excess withdrawal. You should consider terminating your systematic withdrawals and electing an automatic payment plan in connection with the conversion to the Guaranteed withdrawal benefit for life.

SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not (i) stop them;
(ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life at age 85.


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LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This service does not generate automatic required minimum distribution payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your required minimum distributions may be subject to withdrawal charges, if they exceed the free withdrawal amount. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

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For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.

Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

If you are enrolled in our Automatic RMD service and are taking systematic withdrawals at the time the Guaranteed minimum income benefit is converted to the Guaranteed withdrawal benefit for life at age 85, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If your systematic withdrawal payment is a fixed dollar amount, rather than a percentage of your account value, the December 1st RMD payment will factor into any December systematic withdrawal payment. The December 1st RMD payment will not be treated as an Excess withdrawal, but any subsequent systematic withdrawals in the same contract year may be treated as Excess withdrawals. If by December 1st your systematic withdrawals have equaled or exceeded your RMD amount, any withdrawal that exceeds the Guaranteed annual withdrawal amount will be treated as an Excess withdrawal.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 5% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days).


Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distri-

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butions must begin before the end of the new exercise waiting period. See "Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your account value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the account for special dollar cost averaging.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.


With respect to the Guaranteed minimum income benefit and the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 5% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year, for contracts in which the benefit is elected at issue. In subsequent contract years, additional contributions made during a contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 5% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, any subsequent withdrawals from your contract will reduce your Guaranteed minimum death benefit base on a pro rata basis.

HOW WITHDRAWALS AFFECT YOUR GWBL

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

For purposes of calculating your GWBL benefit base, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life " in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or


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have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if the GWBL option or a PGB is in effect.

If you elect the Guaranteed minimum income benefit and there is a loan outstanding under a Rollover TSA contract on the Conversion effective date or the Conversion transaction date, the Guaranteed minimum income benefit cannot convert to the Guaranteed withdrawal benefit for life. If you want to convert your Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life, you must pay off the loan before the Conversion effective date. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o It exceeds limits of federal income tax rules;

o Interest and principal are not paid when due; or

o In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VI later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.


For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 5% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

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(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) contract and all its benefits will terminate and you will receive a supplemental payout annuity contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of payout annuity options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VI later in this Prospectus for variations that may apply in your state.

You can choose from among the payout annuity options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus). If the Guaranteed withdrawal benefit for life is in effect and you choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the payout annuity option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.


--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for owners and          Period certain annuity
   annuitants age 83 or less at
   contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

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FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income payout annuity option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges.

For the fixed payout annuity options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under the Accumulator(R). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Accumulator(R) contract date. (Please see Appendix VI later in this Prospectus for information on state variations.). Except with respect to the Income Manager(R) payout annuity options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) payout annuity option is chosen.

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ANNUITY MATURITY DATE

Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. For contracts with joint annuitants, the maturity age is based on the older annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date. If you do not respond to the notice within the 30 days following the maturity date, your contract will be annuitized automatically.

If the Guaranteed withdrawal benefit for life is in effect under your contract and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to the Guaranteed annual withdrawal amount that you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option.

You may be eligible to elect an alternate annuity payout option. If you are eligible and elect this option, beginning as of the maturity date and for each subsequent year, the annuity payout will be the higher of two amounts that are calculated as of each contract date anniversary. The annuity payout will be the higher of: (1) the Guaranteed annual withdrawal amount and (2) the amount that the contract owner would have received if the annuity account value had been applied to a life annuity without a period certain, using either (a) the guaranteed annuity rates specified in your contract, or (b) the applicable current individual annuity rates as of the contract date anniversary, applying the rate that provides a greater benefit to the payee.

The resulting periodic payments are distributed while the owner (and if applicable, while any joint owner or successor owner) is living. Each Guaranteed withdrawal benefit for life Maturity date annuity payment will reduce the minimum death benefit pro rata. When the Guaranteed withdrawal benefit for life Maturity date annuity payments begin, you will not be permitted to make any additional withdrawals. You may, however, surrender the contract at any time on or after the maturity date to receive the contract's remaining cash value.

As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If an enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase.


The minimum death benefit will be reduced pro rata by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.

Please see Appendix VI later in this Prospectus for variations that may apply in your state.

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5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary -- a charge for each optional benefit in effect under your contract: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES


MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.80% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.30% of the net assets in each variable investment option.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.20% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

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If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits, except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

WITHDRAWAL CHARGE

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn even if the account value is less than total net contributions. The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                                  Contract year
--------------------------------------------------------------------------------
                          1      2      3      4      5      6      7      8+
--------------------------------------------------------------------------------
Percentage of
  contribution           7%     7%     6%     6%     5%     3%     1%      0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1," and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix VI later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


We may offer a version of the contract that does not include a withdrawal charge.


The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 5% of the beginning of contract year 5% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. In the first contract year, the relevant benefit base is determined using all contributions received in the first 90 days of the contract year, for contracts in which the benefit is elected at issue. If your withdrawals exceed the amount described above, this waiver is not applicable to that withdrawal or to any subsequent withdrawals for the life of the contract.


If the Guaranteed withdrawal benefit for life is in effect, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii)  We receive proof satisfactory to us (including certification by a

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      licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      - its main function is to provide skilled, intermediate, or custo dial nursing care;
      -  it provides continuous room and board to three or more persons;
      -  it is supervised by a registered nurse or licensed practical nurse;
      -  it keeps daily medical records of each patient;
      -  it controls and records all medications dispensed; and
      -  its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. We deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.85% of the greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information.


If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 0.95%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.


WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


DEATH BENEFIT UNDER CONVERTED GWBL. If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we will continue to deduct the charge for the Guaranteed minimum death benefit that is in effect prior to the conversion, including any increased fees resulting from a reset.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

STANDARD DEATH BENEFIT. There is no additional charge for this death benefit.

PRINCIPAL GUARANTEE BENEFITS CHARGE


If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the AXA Allocation Portfolios, the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio (under certain contracts) and the guaranteed interest option (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state and the front cover of this Prospectus for more information as to which Portfolios are available under your contract) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE


If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, drop the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.85% of the benefit base. This charge may be lower for certain contract owners. Please see Appendix VII later in this Prospectus for more information


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If you opt to reset your Roll-Up benefit base on any contract date anniversary, we reserve the right to increase the charge for this benefit up to a maximum of 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VI later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized, or a death benefit is paid or the Guaranteed minimum income benefit is dropped on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits unless the no lapse guarantee is in effect, as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT CHARGE

If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of this charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE

If your Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, we deduct a charge for the Guaranteed withdrawal benefit for life that is equal to a percentage of your GWBL benefit base. This initial percentage is equal to the same percentage of your Guaranteed minimum income benefit base that we were deducting as the Guaranteed minimum income benefit charge on the Conversion effective date. The dollar amount of the charge, however, may be different, depending upon whether your initial GWBL benefit base is calculated using your account value or Guaranteed minimum income benefit base. See "Guaranteed withdrawal benefit for life ("GWBL")" earlier in this Prospectus. We deduct this charge annually from your account value on each contract date anniversary. This charge is the same for the Single life and Joint life options. This charge may increase as the result of an Annual Ratchet, up to a percentage equal to a maximum charge of 1.05%. We will permit you to opt out of the ratchet if the charge increases. See "Guaranteed minimum income benefit charge" earlier in this section.

NET LOAN INTEREST CHARGE

We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. In no event will the net loan interest charge exceed 2.00%. See "Loans under Rollover TSA contracts" earlier in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.05% to 0.95%.


o 12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed

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minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.


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When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non- natural owner and the GWBL is not in effect, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable. Under contracts with GWBL, the terms Owner and Successor Owner are intended to be references to Annuitant and Joint Annuitant, respectively if the contract has a non-natural owner.
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Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election.

You should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint

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owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, the provisions described in this paragraph will apply at the death of the younger owner, even though the Guaranteed withdrawal benefit for life is calculated using the age of the surviving older owner.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit, including the Guaranteed minimum death benefit under contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life option, may continue as follows:


   -- If you elected either the Annual Ratchet to age 85 enhanced death benefit
      (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the enhanced death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If you elected either the Annual Ratchet to age 85 enhanced death benefit
      (either without the Guaranteed minimum income benefit or combined with the Guaranteed minimum income benefit) or the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (combined with the Guaranteed minimum income benefit) and your spouse is age 76 or older on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Roll-Up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next


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  available reset will be based on the contract issue date or last reset, as applicable. This does not apply to contracts in which the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If you convert the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the older owner of a Joint life contract under which the Guaranteed minimum income benefit converted to the Guaranteed withdrawal benefit for life at age 85 dies, and the younger spouse is age 75 or younger at the time of the older spouse's death, the elected enhanced death benefit will continue to roll up and ratchet in accordance with its terms until the contract date anniversary following the surviving spouse's age 85. If the surviving spouse is age 75 or older at the time of the older spouse's death, the benefit will continue in force, but there will be no increase. Regardless of the age of the younger spouse, there will be no Roll-up benefit base reset.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If the Guaranteed minimum income benefit has converted to the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect.

If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts

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only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB or the Guaranteed withdrawal benefit for life is in effect under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

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o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals.

o No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

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7.  Tax information

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OVERVIEW
In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator's(R) choice of death benefits, guaranteed benefits, special dollar cost averaging, selection of variable investment options, choices of payout options, guaranteed interest option, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

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CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments, Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Your rights to apply amounts under this Accumulator(R) contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Accumulator(R) contract constitutes an annuity contract under current federal tax rules.

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.


For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.


Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT FOR
LIFE

We treat any withdrawals under the contract as non-annuity payments for income tax purposes as discussed above. (This includes Guaranteed annual withdrawal amounts received after age 85 but before the Maturity Date. Payments made after the Maturity Date are discussed under "Annuity payments" above.)


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this

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were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES


You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:


o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";

o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the withdrawal option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not

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issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis; and

o Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and Flexible Premium Roth IRA. We also offer the Inherited IRA for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for an opinion letter approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

AXA Equitable has also submitted the respective forms of the Accumulator(R) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.

Your right to cancel within a certain number of days


You can cancel any version of the Accumulator(R) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

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SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income ("AGI") is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits on deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).

To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times      the maximum      Equals      the adjusted
 --------------------       x          regular          =          deductible
 divided by $10,000                 contribution                  contribution
                                    for the year                      limit

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on someone else's tax return and your adjusted gross income cannot exceed $50,000 ($55,000 after cost of living adjustment for 2009). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's tra-

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ditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances.


There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (for every year except 2009) "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a

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rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs


Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)


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The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.


Required minimum distributions

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts. If you take annual withdrawals instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

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WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.


If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.


SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

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o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet the substantially equal periodic payments exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


The Accumulator(R) Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or


o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009, $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, between $166,000 and $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000. (for 2009, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular con-

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tributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.


Rollovers and direct transfer contributions to Roth IRAs


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includable in certain circumstances.



Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

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HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and

o return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2 or older; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

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Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:


(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS


Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL


This section of this Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example, traditional IRA contracts, we will refer you to the same topic under "Traditional individual retirement annuities (traditional
IRAs)."



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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
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FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds

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and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) TSA
CONTRACT

The Accumulator(R) TSA contract was designed to be purchased through a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a rollover from another eligible retirement plan and does not accept employer-remitted contributions. Contributions to an Accumulator(R) TSA contract are extremely limited as described below.


Contributions to an Accumulator(R) TSA contract may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) TSA contract and other funding vehicles under the plan.


AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.

CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS


Because the Accumulator(R) TSA contracts can be issued through a direct plan-to-plan transfer or a contract exchange under the same plan, the characterization of funds in the contract can remain the same as under the prior contract. We provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.


EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to 403(b) contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. It is unlikely that rollover or direct transfer contributions can be made for an individual no longer actively participating in a 403(b) plan; however, there may be circumstances where an individual must take a required minimum distribution from a distributing plan or contract before rolling over or transferring the distribution to the Accumulator(R) contract. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution. For calendar year 2009 only, account-based required minimum distribution withdrawals are suspended, so certain rollovers which would be impermissible in other years may be made.


ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if still employed; or

o disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

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You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) annuity contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Because AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) TSA Contract, amounts that would be free of distribution restrictions in a traditional IRA, for example, are subject to distribution restrictions in the Accumulator(R) TSA Contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

Distributions from TSAs

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Rollover TSA contract as not eligible for withdrawal until:


o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o the owner dies; or

o the plan under which the Accumulator(R) TSA contract is purchased is terminated.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to Accumulator(R) Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior

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to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed withdrawal benefit for life Maturity date annuity payments, and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


Effect of 2007 Regulations on loans from TSAs

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

    (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

    (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

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You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, prior to 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules. Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.


Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.

Required minimum distributions


Please note the temporary suspension of account-based required minimum distribution withdrawals, both lifetime and post-death, in calendar year 2009.


Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Rollover TSA contract on the form used to establish the TSA, you do not qualify.

SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

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FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS


Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.


A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

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o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

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ABOUT SEPARATE ACCOUNT NO. 49


Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 49;
    and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to

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certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have its signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Rollover IRA, Roth Conversion IRA, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for QP, Inherited IRA beneficiary continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VI later in this Prospectus to see if the automatic investment program is available in your state.

For NQ, Rollover IRA and Roth Conversion IRA contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. For Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount we will deduct is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the account for special dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

If the Guaranteed minimum income benefit converts to the Guaranteed withdrawal benefit for life at age 85, AIP will be automatically terminated. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

    - on a non-business day;
    - after 4:00 p.m. Eastern Time on a business day; or
    - after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your

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  broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS


The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The


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financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

If the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life ("Benefit") is in effect, generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. The Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. The Benefit will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; the Benefit will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant under the new contract. Please speak with your financial professional for further information.

See Appendix VI later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.


In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.


A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

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AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash com-

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash com-

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pensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.

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Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the year ended December 31,
                                                                              ------------------------------------------------------
                                                                                    2008              2007              2006
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   8.75          $  14.58          $  13.91
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                49,051            25,941             4,973
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  10.51          $  11.97          $  11.46
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                16,158             4,306               590
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  10.04          $  12.62          $  12.12
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                17,697             6,473             1,414
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   9.89          $  13.27          $  12.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                84,689            37,645             8,363
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   9.90          $  14.71          $  14.01
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                               141,905            75,948            17,150
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   7.73          $  13.94          $  13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 3,919             2,328               869
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  11.07          $  10.83          $  10.27
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 2,411               353                63
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   9.68          $  19.90          $  18.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 7,019             4,042               800
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   8.99          $  16.46          $  14.29
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 2,070             1,013               213
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   9.02          $  14.40          $  14.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 3,987             1,992               385
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  11.04          $  19.62          $  18.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 3,778             2,421               590
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   1.90          $   2.84          $   2.77
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 8,373             3,300               989
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   7.28          $  12.38          $  11.90
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 3,633             2,506               604
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $   8.11          $  13.61          $  13.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                 2,728             2,267               276
------------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the year ended December 31,
                                                                              ------------------------------------------------------
                                                                                    2008              2007              2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.67           $  11.11          $ 10.85
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                7,157              3,823              406
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.75           $  14.14          $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                4,505              2,496              553
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 11.29           $  10.74          $  9.95
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                4,266              1,405              316
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.49           $  13.28          $ 12.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  807                550               81
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  7.07           $  10.51          $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                8,899              7,144              828
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.42           $   9.76          $ 10.82
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,521              1,033              123
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  5.93           $   9.52               --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                               48,476             21,512               --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.92           $  11.67          $ 11.43
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,668              1,148              231
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 31.77           $  46.43          $ 43.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,862                981              156
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 10.54           $  19.36          $ 17.03
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                3,339              1,892              625
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  4.28           $   7.26          $  6.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                5,559              3,231              363
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.91           $  11.03          $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                3,840              3,598            1,106
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.46           $  14.23          $ 14.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  893                648              104
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.67           $  14.03          $ 13.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  365                162               37
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.04           $  14.83          $ 13.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,333                747               58
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  4.45           $  10.42          $ 11.22
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,673              1,065              314
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.43           $   8.13          $  7.67
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,692              1,046              249
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the year ended December 31,
                                                                              ------------------------------------------------------
                                                                                    2008              2007              2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  7.87           $ 12.58           $ 12.32
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,289               975               291
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.81           $ 12.92           $ 11.83
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,142               524                92
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.02           $ 15.30           $ 13.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                               10,424             5,402             1,416
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.00           $ 15.98           $ 14.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                3,947             2,442               587
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.06           $ 15.19           $ 15.64
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,612             1,507               506
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 10.67           $ 10.58           $ 10.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                6,707             1,895               702
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.57           $ 10.75           $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                5,798             5,018               666
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.77           $ 11.58           $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,631             1,541               158
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.74           $ 11.16           $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  683               487                35
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.56           $ 10.76           $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,533               886                96
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.95           $  9.45           $  8.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                9,821             3,197               841
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.93           $ 10.26           $  9.87
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,229               488               111
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.35           $ 14.39           $ 14.85
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,215             1,354               370
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  3.85           $  6.75           $  6.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,900             1,437               154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.33           $ 10.84           $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                4,870             4,461               526
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  1.46           $  2.46           $  2.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,891             2,349               473
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  7.15           $ 11.48           $ 11.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,784             2,074               664
------------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the year ended December 31,
                                                                              ------------------------------------------------------
                                                                                    2008              2007              2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 14.63           $ 34.76           $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                5,722             2,799               625
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.38           $ 16.12           $ 13.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                3,390             1,545               298
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  5.00           $  8.29
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                6,805             3,973
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 11.41           $ 11.28           $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,680             1,109               333
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.97           $ 13.81           $ 12.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,648               845               178
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.56           $ 12.66           $ 12.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,102             1,768               448
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $ 10.65           $ 20.44           $ 18.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,606             1,524               386
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.36           $ 14.02           $ 13.53
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  507               349                62
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  6.83           $ 12.67           $ 11.54
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,190               674               176
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.83           $ 15.92           $ 15.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                2,483             1,212               264
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.27           $ 14.84           $ 13.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,229               725               212
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  9.36           $ 14.81           $ 15.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,300               778               224
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  2.98           $  5.21           $  5.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                4,840             3,439               574
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  8.15           $ 13.29           $ 14.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                  910               704               327
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                       $  7.57           $ 14.50           $ 12.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                1,902               986               112
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

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Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------

Trustees who are considering the purchase of an Accumulator(R) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75, or if later, the first contract anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to an optional benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.


For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for annuitants after age 70-1/2, trustees should consider:


o whether required minimum distributions under QP contracts would cause withdrawals in excess of 5% (or 6%, if applicable) of the Guaranteed minimum income benefit Roll-Up benefit base;


o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

B-1 Appendix II: Purchase considerations for QP contracts

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Appendix III: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected. The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Money Market or the guaranteed interest option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



-----------------------------------------------------------------------------------------------------------
  End of
 contract                       6% Roll-Up to age 85     5% Roll-Up to age 85     Annual Ratchet to age 85
   year        Account value        benefit base             benefit base               benefit base
-----------------------------------------------------------------------------------------------------------
     1          $104,000            $106,000 (4)             $105,000 (6)               $104,000 (1)
-----------------------------------------------------------------------------------------------------------
     2          $114,400            $112,360 (3)             $110,250 (5)               $114,400 (1)
-----------------------------------------------------------------------------------------------------------
     3          $128,128            $119,102 (3)             $115,763 (5)               $128,128 (1)
-----------------------------------------------------------------------------------------------------------
     4          $102,502            $126,248 (3)             $121,551 (5)               $128,128 (2)
-----------------------------------------------------------------------------------------------------------
     5          $112,753            $133,823 (4)             $127,628 (5)               $128,128 (2)
-----------------------------------------------------------------------------------------------------------
     6          $126,283            $141,852 (4)             $134,010 (6)               $128,128 (2)
-----------------------------------------------------------------------------------------------------------
     7          $126,283            $150,363 (4)             $140,710 (6)               $128,128 (2)
-----------------------------------------------------------------------------------------------------------



The account values for contract years 1 through 7 are based on hypothetical rates of return of 4.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.

GREATER OF 5% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 5% Roll-Up to age 85 or the Annual Ratchet to age 85.

(5) At the end of contract years 2 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(6) At the end of contract years 1, 6 and 7, the enhanced death benefit will be based on the 5% Roll-Up to age 85.


                                Appendix III: Enhanced death benefit example C-1

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Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "Greater of 5% Roll-Up to age 85 or the Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85, under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.40)% and 3.60% for the Accumulator(R) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit, the Guaranteed minimum income benefit and Guaranteed withdrawal benefit for life features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" for ages 85 and under reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised, and the owner is receiving lifetime payments.


The values shown under "GWBL Benefit Base" reflect the amount used in calculating the amount payable under the Guaranteed withdrawal benefit for life, and the values shown under "Guaranteed Annual Withdrawal Amount" reflect the amount that an owner would be able to withdraw each year for life based on that benefit base, if the owner began taking withdrawals in that contract year. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit, "GWBL benefit" and/or "Guaranteed Annual Withdrawal Amount" columns, for ages 85 and above, indicates that the contract has terminated due to insufficient account value. As the Guaranteed Annual Withdrawal Amount in those years is $0, the owner would receive no further payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.52%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.33% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.


D-1 Appendix IV: Hypothetical illustrations

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
     Guaranteed minimum income benefit, including the conversion to the Guaranteed withdrawal benefit for life at age 85,



                                                         Greater of 5%
                                                        Roll-Up to age                                 Lifetime Annual
                                                       85 or the Annual                       Guaranteed Minimum Income Benefit
                                                        Ratchet to age                       -----------------------------------
                                                         85 Guaranteed   Total Death Benefit
                                                         Minimum Death    with the Earnings     Guaranteed        Hypothetical
                  Account Value        Cash Value           Benefit      enhancement benefit      Income             Income
      Contract ------------------- ------------------ ------------------ ------------------- ----------------- -----------------
 Age    Year       0%       6%        0%        6%        0%       6%        0%       6%        0%      6%        0%       6%
----- -------- --------- --------- -------- --------- --------- -------- --------- --------- -------- -------- -------- --------
 60       1     100,000  100,000    93,000    93,000   100,000  100,000   100,000  100,000      N/A     N/A       N/A      N/A
 61       2      95,474  101,453    88,474    94,453   105,000  105,000   107,000  107,000      N/A     N/A       N/A      N/A
 62       3      90,983  102,864    84,983    96,864   110,250  110,250   114,350  114,350      N/A     N/A       N/A      N/A
 63       4      86,522  104,227    80,522    98,227   115,763  115,763   122,068  122,068      N/A     N/A       N/A      N/A
 64       5      82,084  105,536    77,084   100,536   121,551  121,551   130,171  130,171      N/A     N/A       N/A      N/A
 65       6      77,665  106,784    74,665   103,784   127,628  127,628   138,679  138,679      N/A     N/A       N/A      N/A
 66       7      73,258  107,964    72,258   106,964   134,010  134,010   147,613  147,613      N/A     N/A       N/A      N/A
 67       8      68,858  109,068    68,858   109,068   140,710  140,710   156,994  156,994      N/A     N/A       N/A      N/A
 68       9      64,459  110,088    64,459   110,088   147,746  147,746   166,844  166,844      N/A     N/A       N/A      N/A
 69      10      60,055  111,016    60,055   111,016   155,133  155,133   177,186  177,186      N/A     N/A       N/A      N/A
 74      15      37,652  113,919    37,652   113,919   197,993  197,993   237,190  237,190    10,791  10,791    10,791   10,791
 79      20      14,089  112,828    14,089   112,828   252,695  252,695   313,773  313,773    15,667  15,667    15,667   15,667
 84      25           0  105,809         0   105,809         0  322,510         0  388,642         0  24,317         0   24,317
 85      26           0  103,479         0   103,479         0  338,635         0  404,767         0  26,718         0   26,718


After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85


                                                           Greater of 5%
                                                           Roll-Up to age
                                                             85 or the        Total Death
                                                               Annual            Benefit
                                                           Ratchet to age       with the                          Guaranteed
                                                           85 Guaranteed        Earnings                            Annual
                                                            Minimum Death      enhancement      GWBL Benefit      Withdrawal
                       Account Value       Cash Value          Benefit           benefit            Base            Amount
           Contract    --------------    --------------    --------------    --------------    --------------    ------------
  Age        Year       0%      6%        0%      6%        0%      6%        0%      6%        0%      6%        0%     6%
------    ---------    ---- ---------    ---- ---------    ---- ---------    ---- ---------    ---- ---------    ---- -------
  85         26         0    103,479      0    103,479      0   338,635       0   404,767       0   338,635       0   16,932
  89         30         0     92,341      0     92,341      0   338,635       0   404,767       0   338,635       0   16,932
  94         35         0     76,441      0     76,441      0   338,635       0   404,767       0   338,635       0   16,932
  95         36         0     72,970      0     72,970      0   338,635       0   404,767       0   338,635       0   16,932


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                                     Appendix IV: Hypothetical illustrations D-2

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Appendix V: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:


                                                                    No Withdrawal       $3,000 withdrawal       $6,000 withdrawal
    --------------------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                               100,000               100,000                 100,000
    --------------------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                               104,000               104,000                 104,000
    --------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal
C   in D).                                                              4,000                 4,000                   4,000
    B minus A.
    --------------------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                            0                   3,000                   6,000
    --------------------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                          0                     0                     2,000
    greater of D minus C or zero
    --------------------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                          100,000               100,000                  98,000
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                          104,000              101,000**                98,000**
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                           4,000                 1,000                     0
    --------------------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                                  40%                   40%                     40%
    --------------------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                           1,600                  400                      0
    --------------------------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K   G plus J                                                           105,600               101,400                  98,000
    --------------------------------------------------------------------------------------------------------------------------------


* The death benefit is the greater of the account value or any applicable death benefit.


** Assumes no earnings on the contract; otherwise the withdrawal would reduce the standard death benefit on a pro-rata basis, not dollar-for-dollar as shown.



E-1 Appendix V: Earnings enhancement benefit example

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Appendix VI: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to       If you reside in the state of California and you are age
                cancel within a certain number of days"                    60 and older at the time the contract is issued, you may
                                                                           return your variable annuity contract within 30 days
                                                                           from the date that you receive it and receive a refund
                                                                           as described below.

                                                                           If you allocate your entire initial contribution to the
                                                                           EQ/Money Market option (and/or guaranteed interest
                                                                           option, if available), the amount of your refund will be
                                                                           equal to your contribution less interest, unless you
                                                                           make a transfer, in which case the amount of your refund
                                                                           will be equal to your account value on the date we
                                                                           receive your request to cancel at our processing office.
                                                                           This amount could be less than your initial
                                                                           contribution. If the Principal guarantee benefit is
                                                                           elected, the investment allocation during the 30 day
                                                                           free look period is limited to the guaranteed interest
                                                                           option. If you allocate any portion of your initial
                                                                           contribution to the variable investment options (other
                                                                           than the EQ/Money Market option) your refund will be
                                                                           equal to your account value on the date we receive your
                                                                           request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT     See "Loans under Rollover TSA contracts" in "Accessing     The method for determining the TSA loan rate is based on
                your money"                                                Moody's Corporate Bond Yield Average. The rate change
                                                                           increment cannot be less than 1/2 of 1% per year.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS        See "Selecting an annuity payout option" under "Your       The following sentence replaces the first sentence of
                annuity payout options" in "Accessing your money"          the second paragraph in this section:

                                                                           You can choose the date annuity payments begin but it
                                                                           may not be earlier than twelve months from the
                                                                           Accumulator(R) contract date.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Annual administrative charge                               The annual administrative charge will not be deducted
                                                                           from amounts allocated to the Guaranteed interest
                                                                           option.

                See "Disability, terminal illness or confinement to        This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in "Charges and
                expenses")

                See "Appendix IV: Hypothetical Illustrations"              For contracts purchased after January 11, 2009, the
                                                                           annuity purchase factors are applied on a unisex basis
                                                                           in determin- ing the amount payable upon the exercise of
                                                                           the Guaranteed minimum income benefit.
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI     Automatic Investment Program                               Not Available

                QP (defined contribution and defined benefit) contracts    Not Available

                See "How you can purchase and contribute to your con-      Additional contributions can only be made within the
                tract" in "Contract features and benefits"                 first year after the contract issue date. The 150% limit
                                                                           does not apply.
------------------------------------------------------------------------------------------------------------------------------------


  Appendix VI: State contract availability and/or variations of certain features and benefits F-1

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                          www.axa-equitable.com/green



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Earnings enhancement benefit                               Not Available

                See "How you can purchase and contribute to your           For NQ, Rollover IRA, Roth Conversion IRA, Rollover TSA
                contract" in "Contract features and benefits"              and Flexible Premium Roth Conversion IRA contracts, no
                                                                           additional contributions are permitted after the
                                                                           attainment of the age listed below based upon the issue
                                                                           age, or, if later, the first contract date anniversary,
                                                                           as follows:

                                                                                  Issue Age         Maximum Contribution age
                                                                                 -----------       -------------------------
                                                                                    0-83                        84
                                                                                     84                         85
                                                                                     85                         86

                See "Guaranteed minimum death benefit and Guaranteed       The 5% Roll-Up to age 85 Guaranteed minimum income
                minimum income benefit base" in "Contract features and     benefit base is capped at 250% of total contributions
                benefits"                                                  under the contract. If there is a Roll-Up benefit base
                                                                           reset, the cap becomes 250% of the highest reset amount
                                                                           plus 250% of any subsequent contributions made after the
                                                                           reset. Withdrawals do not lower the cap.

                See "Guaranteed minimum death benefit" in "Contract        The "Greater of 5% Roll-Up to age 85 or Annual Ratchet
                features and benefits"                                     to age 85" enhanced death benefit is not available. All
                                                                           references to this benefit should be deleted in their
                                                                           entirety.

                See "Guaranteed withdrawal benefit for life ("GWBL")" in   If you choose not to convert the Guaranteed minimum
                "Contract features and benefits"                           income benefit to the Guaranteed withdrawal benefit for
                                                                           life at age 85, you will not be charged the Guaranteed
                                                                           with- drawal benefit for life benefit charge, and your
                                                                           variable investment options will not be limited.
                                                                           However, your Guaranteed minimum death benefit base will
                                                                           be reduced by any withdrawals on a pro rata basis
                                                                           beginning at age 85, regardless of whether you convert
                                                                           or not. See "How withdrawals affect your Guaranteed
                                                                           minimum income benefit, Guaranteed minimum death benefit
                                                                           and Principal guarantee benefits" later in this
                                                                           Appendix.

                See "Effect of Excess withdrawals" under "Guaranteed       If you make an Excess withdrawal, we will recalculate
                withdrawal benefit for life ("GWBL")" in "Contract         your GWBL benefit base and the Guaranteed annual
                features and benefits"                                     withdrawal amount, as follows:

                                                                           o The GWBL benefit base will be reduced pro rata by the
                                                                             entire amount of the Excess withdrawal.

                                                                           o The Guaranteed annual withdrawal amount will be
                                                                             recalculated to equal the Applicable percentage multi-
                                                                             plied by the reduced GWBL benefit base.

                See "The amount applied to purchase an annuity payout      For fixed annuity period certain payout options only,
                option" in "Accessing your money"                          the amount applied to the annuity benefit is the greater
                                                                           of the cash value or 95% of what the account value would
                                                                           be if no withdrawal charge applied.
------------------------------------------------------------------------------------------------------------------------------------


F-2 Appendix VI: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "How withdrawals affect your Guaranteed minimum        If you elect both (1) the Guaranteed minimum income
(CONTINUED)     income benefit, Guaranteed minimum death benefit and       benefit and (2) the Annual Ratchet to age 85 enhanced
                Principal guarantee benefits" in "Accessing your money"    death benefit, withdrawals (including any applicable
                                                                           withdrawal charges) will reduce each of the benefits'
                                                                           benefit bases on a dollar-for-dollar basis, as long as
                                                                           the sum of withdrawals in a contract year is no more
                                                                           than 5% of the 5% Roll-Up to age 85 benefit base. Once a
                                                                           withdrawal is taken that causes the sum of withdrawals
                                                                           in a contract year to exceed 5% of the 5% Roll-Up to age
                                                                           85 benefit base on the most recent contract date
                                                                           anniversary, that entire withdrawal (including any
                                                                           required minimum distributions) and any subsequent
                                                                           withdrawals in that same contract year will reduce the
                                                                           benefit bases on a pro rata basis. In all contract years
                                                                           beginning after your 85th birthday, or earlier if you
                                                                           drop the Guaranteed minimum income benefit after issue,
                                                                           the Annual Ratchet to age 85 Guaranteed minimum death
                                                                           benefit base will be reduced on a pro rata basis by any
                                                                           withdrawals.

                                                                           If you elect (1) the Guaranteed minimum income benefit
                                                                           and (2) the Standard death benefit, withdrawals
                                                                           (including any applicable withdrawal charges) will
                                                                           reduce the 5% Roll-Up to age 85 benefit base and the
                                                                           Annual Ratchet to age 85 benefit base on a
                                                                           dollar-for-dollar basis, as long as the sum of
                                                                           withdrawals in a contract year is no more than 5% of the
                                                                           5% Roll-Up to age 85 benefit base. Once a withdrawal is
                                                                           taken that causes the sum of withdrawals in a contract
                                                                           year to exceed 5% of the 5% Roll-Up to age 85 benefit
                                                                           base on the most recent contract date anniversary, that
                                                                           entire withdrawal (including any required minimum
                                                                           distributions) and any subsequent withdrawals in that
                                                                           same contract year will reduce the 5% Roll-Up to age 85
                                                                           benefit base and the Annual Ratchet to age 85 benefit
                                                                           base on a pro rata basis. The Standard death benefit
                                                                           base will be reduced on a pro rata basis by any
                                                                           withdrawals, regardless of amount.

                                                                           If you elect the Annual Ratchet to age 85 enhanced death
                                                                           benefit without the Guaranteed minimum income benefit,
                                                                           withdrawals (including any applicable withdrawal
                                                                           charges) will reduce the Annual Ratchet to age 85
                                                                           enhanced death benefit base on a pro rata basis. If you
                                                                           add the Guaranteed minimum income benefit to your
                                                                           contract after issue, withdrawals (including any
                                                                           applicable withdrawal charges) will reduce the Annual
                                                                           Ratchet to age 85 enhanced death benefit base on a
                                                                           dollar-for-dollar basis.

                                                                           If the Guaranteed minimum income benefit converts to the
                                                                           Guaranteed withdrawal benefit for life at age 85, the
                                                                           Standard death benefit base or Annual Ratchet to age 85
                                                                           benefit base will be reduced on a pro rata basis by any
                                                                           subsequent withdrawals.
------------------------------------------------------------------------------------------------------------------------------------


                            Appendix VI: State contract availability and/or
variations of certain features and benefits F-3

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                          www.axa-equitable.com/green



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        See "Annuity maturity date" in "Accessing your money"      Your contract has a maturity date by which you must
(CONTINUED)                                                                either take a lump sum withdrawal or select an annuity
                                                                           payout option.

                                                                           The maturity date by which you must take a lump sum
                                                                           withdrawal or select an annuity payout option is the
                                                                           contract date anniversary that follows the annuitant's
                                                                           birthday, as follows:

                                                                                                          Maximum
                                                                                Issue Age            Annuitization age
                                                                               -----------          -------------------
                                                                                  0-80                       90
                                                                                   81                        91
                                                                                   82                        92
                                                                                   83                        93
                                                                                   84                        94
                                                                                   85                        95

                See "Charges and expenses"                                 Deductions of charges from the guaranteed interest
                                                                           option are not permitted.

                See "Annual Ratchet to age 85" in "Charges and expenses"   The charge is equal to 0.30% of the Annual Ratchet to
                                                                           age 85 benefit base.

                See "Transfers of ownership, collateral assignments,       Collateral assignments are not limited to the period
                loans and borrowing" in "More information"                 prior to the first contract date anniversary. You may
                                                                           assign all or a portion of the value of your NQ contract
                                                                           at any time, pursuant to the terms described earlier in
                                                                           this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA  See "Loans under Rollover TSA contracts" in "Accessing     The frequency of TSA loan interest rate setting is once
                your money"                                                every 12 months but not more than once in any
                                                                           three-month period. The rate change increment cannot be
                                                                           less than 1/2 of 1% per year. Rates set by an employer
                                                                           can be used for ERISA plans.
------------------------------------------------------------------------------------------------------------------------------------
OREGON          See "We require that the following types of communica-     The following is added: (24) requests for required
                tions be on specific forms for that purpose:" in "Who is   minimum distributions, other than pursuant to our
                AXA Equitable?"                                            automatic RMD service.

                Flexible Premium IRA, Flexible Premium Roth IRA and QP     Not Available
                contracts

                Automatic investment program                               Not Available

                See "How you can purchase and contribute to your con-      Additional contributions are limited to the first year
                tract" in "Contract features and benefits"                 after the contract issue date only. Additional
                                                                           contributions are not permitted to Inherited IRA
                                                                           contracts, even from properly titled sources.

                See "Dollar cost averaging" under "Allocating your         You can make subsequent contributions to the special
                contributions" in "Contract features and benefits"         dollar cost averaging program during the first contract
                                                                           year. If you elect a 3 or 6 month program, you may start
                                                                           a new program at its expiration, provided all
                                                                           contributions are made during the first contract year.
------------------------------------------------------------------------------------------------------------------------------------


F-4 Appendix VI: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON          See "Lifetime required minimum distribution withdrawals"   The following replaces the third paragraph: We generally
(CONTINUED)     under "Withdrawing your account value" in "Accessing       will not impose a withdrawal charge on minimum
                your money"                                                distribution withdrawals even if you are not enrolled in
                                                                           our automatic RMD service, except if, when added to a
                                                                           lump sum withdrawal previously taken in the same
                                                                           contract year, the minimum distribution withdrawals
                                                                           exceed the 10% free withdrawal amount. In order to avoid
                                                                           a withdrawal charge in connection with minimum
                                                                           distribution withdrawals outside of our automatic RMD
                                                                           service, you must notify us using our request form. Such
                                                                           minimum distribution withdrawals must be based solely on
                                                                           your contract's account value.

                See "Selecting an annuity payout option" under "Your       You can choose the date annuity payments begin, but it
                annuity payout options" in "Accessing your money"          may not be earlier than seven years from the
                                                                           Accumulator(R) contract issue date.

                                                                           No withdrawal charge is imposed if you select a non-life
                                                                           contingent period certain payout annuity.

                                                                           If the payout annuity benefit is based on the age or sex
                                                                           of the owner and/or annuitant, and that information is
                                                                           later found not to be correct, we will adjust the payout
                                                                           annuity benefit on the basis of the correct age or sex.
                                                                           We will adjust the number or amount of payout annuity
                                                                           benefit payments, or any amount of the payout annuity
                                                                           benefit payments, or any amount used to provide the
                                                                           payout annuity benefit, or any combination of these
                                                                           approaches. If we have overpaid you, we will charge that
                                                                           overpayment against future pay- ments, while if we have
                                                                           underpaid you, we will add additional amounts to future
                                                                           payments. Our liability will be limited to the correct
                                                                           information and the actual amounts used to provide the
                                                                           benefits.

                See "Disability, terminal illness, or confinement to       Items (i) and (iii) under this section are deleted in
                nursing home" under "Withdrawal charge" in "Charges and    their entirety.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions                                              Your contract refers to contributions as premiums.

                Cancelling the Guaranteed minimum income benefit           You may cancel the Guaranteed minimum income benefit
                                                                           within 10 days of it being added to your contract, if
                                                                           you add the benefit to your contract after issue. This
                                                                           is distinct from your right to drop the Guaranteed
                                                                           minimum income benefit after issue, and is not subject
                                                                           to the restrictions that govern that right. We will not
                                                                           deduct any charge for the Guaran- teed minimum income
                                                                           benefit, or alter other charges, such as reducing the
                                                                           Guaranteed minimum death benefit charge, that are tied
                                                                           to the Guaranteed minimum income benefit being part of
                                                                           your contract.

                Special dollar cost averaging program                      In Pennsylvania, we refer to this program as "enhanced
                                                                           rate dollar cost averaging."

                Required disclosure for Pennsylvania customers             Any person who knowingly and with intent to defraud any
                                                                           insurance company or other person files an application
                                                                           for insurance or statement of claim containing any
                                                                           materially false information or conceals for the purpose
                                                                           of misleading, information concerning any fact material
                                                                           thereto commits a fraudulent insurance act, which is a
                                                                           crime and subjects such person to criminal and civil
                                                                           penalties.


  Appendix VI: State contract availability and/or variations of certain features and benefits F-5

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------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     Beneficiary continuation option (IRA)                      Not Available

                IRA and Roth IRA                                           Available for direct rollovers from U.S. source 401(a)
                                                                           plans and direct transfers from the same type of U.S.
                                                                           source IRAs.

                See "Purchase considerations for a charitable remainder    We do not offer Accumulator(R) contracts to charitable
                trusts" under "Owner and annuitant requirements" in        remainder trusts in Puerto Rico.
                "Contract features and benefits"

                See "How you can purchase and contribute to your con-      Specific requirements for purchasing QP contracts in
                tract" in "Contract features and benefits"                 Puerto Rico are outlined below in "Purchase
                                                                           considerations for QP (Defined Contribution) contracts
                                                                           in Puerto Rico".

                See "Exercise Rules" under "Guaranteed minimum income      Exercise restrictions for the GMIB on a Puerto Rico QPDC
                benefit" in "Contract features and benefits"               contract are described below, under "Purchase consider-
                                                                           ations for QP (Defined Contribution) contracts in Puerto
                                                                           Rico", and in your contract.

                See "Lifetime required minimum distribution withdrawals"   This option is not available with QPDC contracts.
                in "Accessing your money"

                See "Income Manager(R) payout options" in "Accessing your  This payout option is not available with QPDC contracts.
                money"

                See "Transfers of ownership, collateral assignments,       Transfers of ownership of QP contracts are governed by
                loans and borrowing" in "More information"                 Puerto Rico law. Please consult your tax, legal or plan
                                                                           advisor if you intend to transfer ownership of your
                                                                           contract.

                "Purchase considerations for QP (Defined Contribution)     Purchase considerations for QP (Defined Contribution)
                contracts in Puerto Rico" -- this section replaces         contracts in Puerto Rico:
                "Appendix II: Purchase considerations for QP
                contracts" in this Prospectus.                             Trustees who are considering the purchase of an
                                                                           Accumulator(R) QP contract in Puerto Rico should discuss
                                                                           with their tax, legal and plan advisors whether this is
                                                                           an appropriate investment vehicle for the employer's
                                                                           plan. Trustees should consider whether the plan
                                                                           provisions permit the investment of plan assets in the
                                                                           QP contract, the Guaranteed minimum income benefit and
                                                                           other guaranteed benefits, and the payment of death
                                                                           benefits in accordance with the requirements of Puerto
                                                                           Rico income tax rules. The QP contract and this
                                                                           Prospectus should be reviewed in full, and the following
                                                                           factors, among others, should be noted.
------------------------------------------------------------------------------------------------------------------------------------


F-6 Appendix VI: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                Limits on Contract Ownership:
(CONTINUED)
                                                                           o The QP contract is offered only as a funding vehicle
                                                                             to qualified plan trusts of single participant defined
                                                                             contri- bution plans that are tax-qualified under
                                                                             Puerto Rico law, not United States law. The contract
                                                                             is not available to US qualified plans or to defined
                                                                             benefit plans qualifying under Puerto Rico law.

                                                                           o The QP contract owner is the qualified plan trust. The
                                                                             annuitant under the contract is the self-employed
                                                                             Puerto Rico resident, who is the sole plan
                                                                             participant.

                                                                           o This product should not be purchased if the self-
                                                                             employed individual anticipates having additional
                                                                             employees become eligible for the plan. We will not
                                                                             allow additional contracts to be issued for
                                                                             participants other than the original business owner.

                                                                           o If the business that sponsors the plan adds another
                                                                             employee, no further contributions may be made to the
                                                                             contract. If the employer moves the funds to another
                                                                             funding vehicle that can accommodate more than one
                                                                             employee, this move could result in surrender charges,
                                                                             if applicable, and the loss of guaranteed benefits in
                                                                             the contract.

                                                                           Limits on Contributions:

                                                                           o All contributions must be direct transfers from other
                                                                             investments within an existing qualified plan trust.

                                                                           o Employer payroll contributions are not accepted.

                                                                           o Only one additional transfer contribution may be made
                                                                             per contract year.

                                                                           o Checks written on accounts held in the name of the
                                                                             employer instead of the plan or the trustee will not
                                                                             be accepted.

                                                                           o As mentioned above, if a new employee becomes eligible
                                                                             for the plan, the trustee will not be permitted to
                                                                             make any further contributions to the contract
                                                                             established for the original business owner.

                                                                           Limits on Payments:

                                                                           o Loans are not available under the contract.

                                                                           o All payments are made to the plan trust as owner, even
                                                                             though the plan participant/annuitant is the ultimate
                                                                             recipient of the benefit payment.

                                                                           o AXA Equitable does no tax reporting or withholding of
                                                                             any kind. The plan administrator or trustee will be
                                                                             solely responsible for performing or providing for all
                                                                             such services.

                                                                           o AXA Equitable does not offer contracts that qualify as
                                                                             IRAs under Puerto Rico law. The plan trust will
                                                                             exercise the GMIB and must continue to hold the
                                                                             supplementary contract for the duration of the GMIB
                                                                             payments.
------------------------------------------------------------------------------------------------------------------------------------


  Appendix VI: State contract availability and/or variations of certain features and benefits F-7

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                           www.axa-equitable.com/green



------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                Plan Termination:
(CONTINUED)
                                                                           o If the plan participant terminates the business, and
                                                                             as a result wishes to terminate the plan, the trust
                                                                             would have to be kept in existence to receive
                                                                             payments. This could create expenses for the plan.

                                                                           o If the plan participant terminates the plan and the
                                                                             trust is dissolved, or if the plan trustee (which may
                                                                             or may not be the same as the plan participant) is
                                                                             unwilling to accept payment to the plan trust for any
                                                                             reason, AXA Equitable would have to change the
                                                                             contract from a Puerto Rico QP to NQ in order to make
                                                                             payments to the individual as the new owner. Depending
                                                                             on when this occurs, it could be a taxable
                                                                             distribution from the plan, with a potential tax of
                                                                             the entire account value of the contract. Puerto Rico
                                                                             income tax withholding and reporting by the plan
                                                                             trustee could apply to the distribution transaction.

                                                                           o If the plan trust is receiving GMIB payments and the
                                                                             trust is subsequently terminated, transforming the
                                                                             contract into an individually owned NQ contract, the
                                                                             trustee would be responsible for the applicable Puerto
                                                                             Rico income tax withholding and reporting on the
                                                                             present value of the remaining annuity payment stream.

                                                                           o AXA Equitable is a U.S. insurance company, therefore
                                                                             distributions under the NQ contract could be subject
                                                                             to United States taxation and withholding on a
                                                                             "taxable amount not determined" basis.

                Tax information-- special rules for NQ contracts           Income from NQ contracts we issue is U.S. source. A
                                                                           Puerto Rico resident is subject to U.S. taxation on such
                                                                           U.S. source income. Only Puerto Rico source income of
                                                                           Puerto Rico resi- dents is excludable from U.S.
                                                                           taxation. Income from NQ contracts is also subject to
                                                                           Puerto Rico tax. The calculation of the taxable portion
                                                                           of amounts distributed from a contract may differ in the
                                                                           two jurisdictions. Therefore, you might have to file
                                                                           both U.S. and Puerto Rico tax returns, showing different
                                                                           amounts of income from the contract for each tax return.
                                                                           Puerto Rico generally provides a credit against Puerto
                                                                           Rico tax for U.S. tax paid. Depending on your personal
                                                                           situation and the timing of the different tax
                                                                           liabilities, you may not be able to take full advantage
                                                                           of this credit.

------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and         The annual administrative charge will not be deducted
                expenses"                                                  from amounts allocated to the Guaranteed interest
                                                                           option.

                See "How you can purchase and contribute to your con-      The $2,500,000 limitation on aggregate contributions
                tract" in "Contract features and benefits"                 under all AXA Equitable annuity accumulation contracts
                                                                           with the same owner or annuitant does not apply.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option                                 Not Available

                Investment simplifier -- Fixed-dollar option and           Not Available
                Interest sweep option

                Income Manager(R) payout option                            Not Available

                Earnings enhancement benefit                               Not Available
------------------------------------------------------------------------------------------------------------------------------------


F-8 Appendix VI: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Special dollar cost averaging program                      o Available only at issue.
(CONTINUED)
                                                                           o Subsequent contributions cannot be used to elect new
                                                                             programs. You may make subsequent contributions to the
                                                                             initial programs while they are still running.

                "Greater of 5% Roll-Up to age 85 or Annual Ratchet to      All references to this feature are deleted in their
                age 85 enhanced death benefit"                             entirety.

                                                                           You have the choice of the following guaranteed minimum
                                                                           death benefits: the Annual Ratchet to age 85 or the
                                                                           Standard death benefit.

                See "How withdrawals affect your Guaranteed minimum        The first sentence of the third paragraph is replaced
                income benefit, Guaranteed minimum death benefit and       with the following:
                Principal guarantee benefits" in "Accessing your money"
                                                                           With respect to the Guaranteed minimum income benefit,
                                                                           withdrawals (including any applicable withdrawal
                                                                           charges) will reduce the 5% Roll-Up to age 85 benefit
                                                                           base on a dollar-for-dollar basis, as long as the sum of
                                                                           the withdrawals in a contract year is 5% or less of the
                                                                           5% Roll-Up benefit base on the contract issue date or
                                                                           the most recent contract date anniversary, if later.

                See "Guaranteed minimum death benefit" in "Contract        You have a choice of the standard death benefit or the
                features and benefits"                                     Annual Ratchet to age 85 enhanced death benefit. The
                                                                           Standard death benefit and the Annual Ratchet to age 85
                                                                           enhanced death benefit may be combined with the
                                                                           Guaranteed minimum income benefit.

                See "Annual administrative charge" in "Charges and         The second paragraph of this section is replaced with
                expenses"                                                  the following:

                                                                           The annual administrative charge will be deducted from
                                                                           the value in the variable investment options on a pro
                                                                           rata basis. If those amounts are insufficient, we will
                                                                           deduct all or a portion of the charge from the account
                                                                           for special dollar cost averaging. If the contract is
                                                                           surrendered or annuitized or a death benefit is paid on
                                                                           a date other than a contract date anniversary, we will
                                                                           deduct a pro rata portion of that charge for the year.

                See "10% free withdrawal amount" under "Withdrawal         The 10% free withdrawal amount applies to full
                charge" in "Charges and expenses"                          surrenders.

                See "Withdrawal charge" in "Charges and expenses" under    The owner (or older joint owner, if applicable) has
                "Disability, terminal illness, or confinement to nursing   qualified to receive Social Security disability benefits
                home"                                                      as certified by the Social Security Administration or a
                                                                           statement from an independent U.S. licensed physician
                                                                           stating that the owner (or older joint owner, if
                                                                           applicable) meets the definition of total disability for
                                                                           at least 6 continuous months prior to the notice of
                                                                           claim. Such disability must be re-certified every 12
                                                                           months.
------------------------------------------------------------------------------------------------------------------------------------


  Appendix VI: State contract availability and/or variations of certain features and benefits F-9

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                           www.axa-equitable.com/green



Appendix VII: Contract variations


--------------------------------------------------------------------------------


You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VI earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



------------------------------------------------------------------------------------------------------------------------------------
Approximate Time Period         Feature/Benefit                                 Variation
------------------------------------------------------------------------------------------------------------------------------------
November 2008 - February 2009   5% Roll-Up to age 85 benefit base               There is no 5% Roll-Up to age 85 benefit base under
                                                                                these contracts. Instead, there is a 6% Roll-Up to
                                                                                age 85 benefit base. This benefit base is used for
                                                                                the Greater of 6% Roll-Up to age 85 or Annual
                                                                                Ratchet to age 85 enhanced death benefit AND for the
                                                                                Guaranteed minimum income benefit.

                                                                                The effective annual roll-up rate credited to the
                                                                                benefit base is:

                                                                                o 6% with respect to the variable investment options
                                                                                  (other than EQ/Money Market) and the account for
                                                                                  special dollar cost averaging; the effective
                                                                                  annual rate may be 4% in some states. See Appendix
                                                                                  VI earlier in this prospectus to see what applies
                                                                                  in your state;

                                                                                o 3% with respect to the EQ/Money Market, the
                                                                                  guaranteed interest option and the loan reserve
                                                                                  account under Rollover TSA (if applicable).

                                Greater of 6% to age 85 or Annual Ratchet       The fee for this benefit was 0.80%.
                                to age 85 Guaranteed minimum death
                                benefit (only available if you also elect
                                the Guaranteed minimum income benefit)

                                Guaranteed minimum income benefit               The fee for this benefit was 0.80%.

                                Guaranteed withdrawal benefit for life          The fee for this benefit was 0.80%.
                                (upon conversion of the Guaranteed
                                minimum income benefit)                         If this benefit is in effect, the variable
                                                                                investment options available to you include the
                                                                                EQ/AXA Franklin Templeton Founding Strategy Core
                                                                                Portfolio, in addition to the AXA Allocation
                                                                                Portfolios.

                                Principal guarantee benefit                     If the 100% Principal guarantee benefit is in
                                                                                effect, the variable investment options available to
                                                                                you include the EQ/AXA Franklin Templeton Founding
                                                                                Strategy Core Portfolio, in addition to the AXA
                                                                                Allocation Portfolios.

                                Variable investment options                     All variable investment options listed in this
                                                                                Prospectus are available under your contract.
------------------------------------------------------------------------------------------------------------------------------------
February 2009 - present         Variable investment options                     Only the variable investment options marked with a
                                                                                "+" on the front cover of this Prospectus are
                                                                                available under your contract.
------------------------------------------------------------------------------------------------------------------------------------


G-1 Appendix VII: Contract variations

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green


Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page

Who is AXA Equitable?                                                        2
Unit Values                                                                  2
Calculation of Annuity Payments                                              2
Custodian and Independent Registered Public Accounting Firm                  3
Distribution of the Contracts                                                3
Financial Statements                                                         3


How to Obtain an Accumulator(R) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

-----------------------------------------------------------------------------


Please send me an Accumulator(R) SAI for Separate Account No. 49 dated May 1, 2009.


--------------------------------------------------------------------------------
Name:

--------------------------------------------------------------------------------
Address:

--------------------------------------------------------------------------------
City                            State           Zip


                          x02407/Core '02/`04, '07/'07.5, 8.0/8.2 and 9.0 Series

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2009 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)              ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)            ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------


For delivery to Smith Barney customers
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:

ELECTRONIC APPLICATIONS AND INITIAL CONTRIBUTIONS

Your Accumulator(R) Series contract date will generally be the business day Smith Barney receives your initial contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. We may reject your application and return your contribution or issue your contract on a later date if any of the limitations described below apply.

SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

LIMITATIONS

We consider Smith Barney to be a "processing office" for the purpose of receiving applications and contributions as described above.

The procedures described above are not available for Section 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your initial or additional contribution. The amount of the initial or additional contribution you are making must be permitted under your contract. Your application and contribution must be made in accordance with all the other terms and conditions described in our Prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.

Smith Barney may establish a "closing time" for receipt of applications and contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series Prospectus for your contract, as supplemented from time to time. All applications and contributions are subject to acceptance. These arrangements may not be available in every state.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Smith Barney financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any

SOLSB05-04 (5/09)                                                       x02404
Acc. '06/'06.5, '07/'07.5, 8.0/8.2 and 9.0               CAT NO. 133518 (5/09)
   subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

   If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

   Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.


   LIMITATIONS ON CONTRIBUTIONS

   Smith Barney may limit contributions, so that the sum of all contributions under any Accumulator(R) contract issued on or after November 17, 2008 is less than $350,000.

   This limitation does not apply to Accumulator(R) Plus(SM), Accumulator(R) Select(SM) or Accumulator(R) Elite(SM) contracts.










Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) Plus(SM), Accumulator(R)
  Select(SM) and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                            Avenue of the Americas,
                              New York, NY 10104.


   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2009 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)


--------------------------------------------------------------------------------


For delivery to Morgan Stanley customers
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Morgan Stanley financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

   If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

   Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.













Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R) and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New York,
                                   NY 10104.


   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.



                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

Acc. Core and Elite '07/'07.5, 8.0/8.2 and 9.0-New Business             x02405
IM-04-34SUPP (5/09)                                       CAT NO 134934 (5/09)

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2009 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)


--------------------------------------------------------------------------------


For delivery to PCA/Raymond James customers
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your PCA/Raymond James financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

    If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

    Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.










Accumulator(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Select(SM), and Accumulator(R) Elite(SM) are servicemarks of AXA Equitable. Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas,
                              New York, NY 10104.


   Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-06-01 (5/09)
PCA/RAYMOND JAMES
Acc. '07/07.5, 8.0/8.2 and 9.0 -- New Business
                                                          Cat. no. 136087 (5/09)
                                                                          x02406

Accumulator(R)
A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2009


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectus, dated May 1, 2009. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Unit Values                                                                  2


Calculation of Annuity Payments                                              2


Custodian and Independent Registered Public Accounting Firm                  3

Distribution of the Contracts                                                3

Financial Statements                                                         3


             Copyright 2009 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


Accumulator(R)                       '02/`04, '07/'07.5, 8.0/8.2 and 9.0 Series


                                                                          x02407

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                 a
                                (-) - c
                                 b
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.35%. Your contract charges may be less.



CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for Accumulator(R) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable Accumulator(R) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an Accumulator(R) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2009, the annuity payment due in December 2009 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.

The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $750,235,874 in 2008, $1,007,208,067 in 2007 and $694,578,570 in 2006, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $81,519,894, $95,562,846 and $88,941,713, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $677,871,467 in 2008, $731,920,627 in 2007 and
$672,531,658 in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-35
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007.........................................  FSA-48
   Notes to Financial Statements........................................  FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006......................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006...............     F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2008, 2007 and 2006...................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                               AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                                 Allocation        Allocation            Allocation
                                                              ---------------   ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $2,198,631,703     $1,340,768,352        $1,241,918,705
Receivable for The Trusts shares sold.......................              --          2,744,531                    --
Receivable for policy-related transactions..................       2,024,597                 --             1,357,385
                                                              --------------     --------------        --------------
  Total assets..............................................   2,200,656,300      1,343,512,883         1,243,276,090
                                                              --------------     --------------        --------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,024,597                 --             1,357,385
Payable for policy-related transactions.....................              --          2,744,531                    --
                                                              --------------     --------------        --------------
  Total liabilities.........................................       2,024,597          2,744,531             1,357,385
                                                              --------------     --------------        --------------
Net Assets..................................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Net Assets:
Accumulation Units..........................................   2,198,544,523      1,340,727,854         1,241,651,047
Retained by AXA Equitable in Separate Account No. 49........          87,180             40,498               267,658
                                                              --------------     --------------        --------------
Total net assets............................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Investments in shares of The Trusts, at cost................  $3,607,878,894     $1,507,814,118        $1,557,082,455
The Trusts shares held
 Class A....................................................              --                 --                    --
 Class B....................................................     269,693,609        146,807,062           142,190,324



                                                               AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                                Allocation         Allocation          Common Stock
                                                             ---------------   -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........... $5,362,020,192     $ 8,197,834,399        $617,645,189
Receivable for The Trusts shares sold.......................             --                  --             182,224
Receivable for policy-related transactions..................      6,480,626           6,291,147                  --
                                                             --------------     ---------------        ------------
  Total assets..............................................  5,368,500,818       8,204,125,546         617,827,413
                                                             --------------     ---------------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................      6,480,626           6,291,147                  --
Payable for policy-related transactions.....................             --                  --             182,224
                                                             --------------     ---------------        ------------
  Total liabilities.........................................      6,480,626           6,291,147             182,224
                                                             --------------     ---------------        ------------
Net Assets.................................................. $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Net Assets:
Accumulation Units..........................................  5,361,993,448       8,197,685,886         617,519,769
Retained by AXA Equitable in Separate Account No. 49........         26,744             148,513             125,420
                                                             --------------     ---------------        ------------
Total net assets............................................ $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Investments in shares of The Trusts, at cost................ $7,137,470,784     $12,083,819,370        $997,822,997
The Trusts shares held
 Class A....................................................             --                  --                  --
 Class B....................................................    456,144,406         935,485,561          55,887,701

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                                Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International        Small Cap Growth
                                                           --------------------  --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........      $401,670,396         $  607,962,616          $280,421,943
Receivable for The Trusts shares sold....................                --                     --                    --
Receivable for policy-related transactions...............           174,429                 27,197                 4,928
                                                               ------------         --------------          ------------
  Total assets...........................................       401,844,825            607,989,813           280,426,871
                                                               ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................           174,429                  1,197                 4,928
Payable for policy-related transactions..................                --                     --                    --
                                                               ------------         --------------          ------------
  Total liabilities......................................           174,429                  1,197                 4,928
                                                               ------------         --------------          ------------
Net Assets...............................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Net Assets:
Accumulation Units.......................................       401,655,205            607,987,723           280,414,007
Retained by AXA Equitable in Separate Account No. 49.....            15,191                    893                 7,936
                                                               ------------         --------------          ------------
Total net assets.........................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Investments in shares of The Trusts, at cost.............      $406,793,463         $1,192,484,652          $475,926,870
The Trusts shares held
 Class A.................................................                --                     --                    --
 Class B.................................................        40,722,191             91,896,563            32,011,781



                                                               EQ/Ariel          EQ/AXA Rosenberg        EQ/BlackRock
                                                           Appreciation II   Value Long/Short Equity  Basic Value Equity
                                                           ---------------   -----------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value........    $44,146,841           $146,200,558          $522,266,147
Receivable for The Trusts shares sold....................             --                 16,521                    --
Receivable for policy-related transactions...............         24,247                  2,479               609,020
                                                             -----------           ------------          ------------
  Total assets...........................................     44,171,088            146,219,558           522,875,167
                                                             -----------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................         24,247                     --               609,020
Payable for policy-related transactions..................             --                     --                    --
                                                             -----------           ------------          ------------
  Total liabilities......................................         24,247                     --               609,020
                                                             -----------           ------------          ------------
Net Assets...............................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Net Assets:
Accumulation Units.......................................     43,128,220            146,218,673           522,247,447
Retained by AXA Equitable in Separate Account No. 49.....      1,018,621                    885                18,700
                                                             -----------           ------------          ------------
Total net assets.........................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Investments in shares of The Trusts, at cost.............    $66,936,069           $153,998,251          $815,851,364
The Trusts shares held
 Class A.................................................         10,482                     --                    --
 Class B.................................................      6,636,517             14,489,649            53,898,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                              International Value      Equity Income     Socially Responsible
                                                             --------------------- -------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $592,888,008         $157,471,117           $36,094,424
Receivable for The Trusts shares sold.......................                --                   --                    --
Receivable for policy-related transactions..................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
  Total assets..............................................       594,419,895          157,555,567            36,098,879
                                                                  ------------         ------------           -----------
Liabilities:
Payable for The Trusts shares purchased.....................         1,531,887               84,450                 4,455
Payable for policy-related transactions.....................                --                   --                    --
                                                                  ------------         ------------           -----------
  Total liabilities.........................................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
Net Assets..................................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Net Assets:
Accumulation Units..........................................       592,815,585          157,389,829            36,090,048
Retained by AXA Equitable in Separate Account No. 49........            72,423               81,288                 4,376
                                                                  ------------         ------------           -----------
Total net assets............................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Investments in shares of The Trusts, at cost................      $992,576,864         $228,866,380           $59,889,243
The Trusts shares held
 Class A....................................................                --                   --                    --
 Class B....................................................        68,198,763           36,835,681             7,370,145



                                                                  EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                               Guardian Growth   Guardian Research    High Yield Bond
                                                              ----------------- ------------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $263,939,219      $  757,792,183       $131,761,953
Receivable for The Trusts shares sold.......................          124,825             207,834                 --
Receivable for policy-related transactions..................               --                  --            582,313
                                                                 ------------      --------------       ------------
  Total assets..............................................      264,064,044         758,000,017        132,344,266
                                                                 ------------      --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  --            582,313
Payable for policy-related transactions.....................          124,825             207,834                 --
                                                                 ------------      --------------       ------------
  Total liabilities.........................................          124,825             207,834            582,313
                                                                 ------------      --------------       ------------
Net Assets..................................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Net Assets:
Accumulation Units..........................................      263,886,281         757,786,834        131,696,077
Retained by AXA Equitable in Separate Account No. 49........           52,938               5,349             65,876
                                                                 ------------      --------------       ------------
Total net assets............................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Investments in shares of The Trusts, at cost................     $411,234,495      $1,189,796,461       $172,393,134
The Trusts shares held
 Class A....................................................               --                  --                 --
 Class B....................................................       30,044,236          93,257,083         40,707,272

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Davis
                                                                 New York        EQ/Equity         EQ/Evergreen
                                                                 Venture         500 Index      International Bond
                                                             --------------- ----------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $242,865,969    $  912,777,058       $413,274,116
Receivable for The Trusts shares sold.......................            --           901,696            554,618
Receivable for policy-related transactions..................       120,884                --                 --
                                                              ------------    --------------       ------------
  Total assets..............................................   242,986,853       913,678,754        413,828,734
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        76,884                --                 --
Payable for policy-related transactions.....................            --           901,696            509,618
                                                              ------------    --------------       ------------
  Total liabilities.........................................        76,884           901,696            509,618
                                                              ------------    --------------       ------------
Net Assets..................................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Net Assets:
Accumulation Units..........................................   242,909,648       912,728,885        413,318,609
Retained by AXA Equitable in Separate Account No. 49........           321            48,173                507
                                                              ------------    --------------       ------------
Total net assets............................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost................  $373,213,612    $1,330,289,666       $472,994,978
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    36,168,162        58,208,520         43,237,231



                                                               EQ/Evergreen    EQ/Franklin      EQ/Franklin
                                                                   Omega          Income      Small Cap Value
                                                              -------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $129,004,382   $425,712,289     $ 74,531,038
Receivable for The Trusts shares sold.......................             --             --               --
Receivable for policy-related transactions..................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
  Total assets..............................................    129,098,589    425,856,867       74,811,557
                                                               ------------   ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................         94,207        144,578          280,519
Payable for policy-related transactions.....................             --             --               --
                                                               ------------   ------------     ------------
  Total liabilities.........................................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
Net Assets..................................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Net Assets:
Accumulation Units..........................................    128,961,611    425,663,187       74,460,493
Retained by AXA Equitable in Separate Account No. 49........         42,771         49,102           70,545
                                                               ------------   ------------     ------------
Total net assets............................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Investments in shares of The Trusts, at cost................   $173,059,493   $660,641,947     $104,585,753
The Trusts shares held
 Class A....................................................             --             --               --
 Class B....................................................     20,085,680     66,501,368       11,493,110

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Franklin        EQ/GAMCO
                                                                  Templeton        Mergers and   EQ/GAMCO Small
                                                              Founding Strategy   Acquisitions    Company Value
                                                             ------------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $  996,121,628    $110,956,013    $392,679,712
Receivable for The Trusts shares sold.......................                --              --              --
Receivable for policy-related transactions..................         1,194,880          82,015         319,791
                                                                --------------    ------------    ------------
  Total assets..............................................       997,316,508     111,038,028     392,999,503
                                                                --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         1,194,880          20,015         282,791
Payable for policy-related transactions.....................                --              --              --
                                                                --------------    ------------    ------------
  Total liabilities.........................................         1,194,880          20,015         282,791
                                                                --------------    ------------    ------------
Net Assets..................................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Net Assets:
Accumulation Units..........................................       996,067,806     111,017,287     392,716,505
Retained by AXA Equitable in Separate Account No. 49........            53,822             726             207
                                                                --------------    ------------    ------------
Total net assets............................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Investments in shares of The Trusts, at cost................    $1,524,407,409    $135,140,303    $559,944,836
The Trusts shares held
 Class A....................................................            10,822               3              --
 Class B....................................................       174,099,996      11,037,168      18,722,816



                                                              EQ/International                          EQ/International
                                                                  Core PLUS      EQ/International ETF        Growth
                                                             ------------------ ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $554,322,481          $1,603,884          $168,048,135
Receivable for The Trusts shares sold.......................              --                  --                    --
Receivable for policy-related transactions..................          32,751                  --               144,727
                                                                ------------          ----------          ------------
  Total assets..............................................     554,355,232           1,603,884           168,192,862
                                                                ------------          ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................          32,751                  --               144,727
Payable for policy-related transactions.....................              --                  --                    --
                                                                ------------          ----------          ------------
  Total liabilities.........................................          32,751                  --               144,727
                                                                ------------          ----------          ------------
Net Assets..................................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Net Assets:
Accumulation Units..........................................     554,312,199                  --           168,006,702
Retained by AXA Equitable in Separate Account No. 49........          10,282           1,603,884                41,433
                                                                ------------          ----------          ------------
Total net assets............................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Investments in shares of The Trusts, at cost................    $973,213,983          $2,460,167          $264,845,756
The Trusts shares held
 Class A....................................................              --             126,923                    --
 Class B....................................................      81,530,345             125,863            40,055,290

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Large Cap
                                                                 Core Bond      Value Opportunities     Core PLUS
                                                             ----------------- --------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  913,336,047        $210,569,258      $129,360,305
Receivable for The Trusts shares sold.......................         200,694              24,924            11,311
Receivable for policy-related transactions..................              --                  --                --
                                                              --------------        ------------      ------------
  Total assets..............................................     913,536,741         210,594,182       129,371,616
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --                --
Payable for policy-related transactions.....................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
  Total liabilities.........................................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
Net Assets..................................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Net Assets:
Accumulation Units..........................................     913,344,774         210,531,131       129,336,542
Retained by AXA Equitable in Separate Account No. 49........             273              38,127            23,763
                                                              --------------        ------------      ------------
Total net assets............................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost................  $1,073,540,018        $370,569,015      $202,475,796
The Trusts shares held
 Class A....................................................              --                  --                --
 Class B....................................................      97,451,850          31,151,061        22,841,964



                                                               EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                               Growth Index    Growth PLUS    Value Index
                                                              -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $245,932,260   $193,224,784   $ 76,510,005
Receivable for The Trusts shares sold.......................         78,029             --         24,434
Receivable for policy-related transactions..................             --        811,993             --
                                                               ------------   ------------   ------------
  Total assets..............................................    246,010,289    194,036,777     76,534,439
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --        811,993             --
Payable for policy-related transactions.....................         78,029             --         24,434
                                                               ------------   ------------   ------------
  Total liabilities.........................................         78,029        811,993         24,434
                                                               ------------   ------------   ------------
Net Assets..................................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Net Assets:
Accumulation Units..........................................    245,886,982    193,192,830     75,141,233
Retained by AXA Equitable in Separate Account No. 49........         45,278         31,954      1,368,772
                                                               ------------   ------------   ------------
Total net assets............................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost................   $319,797,615   $276,865,077   $169,626,097
The Trusts shares held
 Class A....................................................             --             --         10,820
 Class B....................................................     44,153,009     17,654,996     18,062,720

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Large Cap       EQ/Long        EQ/Lord Abbett
                                                                 Value PLUS       Term Bond     Growth and Income
                                                             ----------------- --------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $1,114,995,607    $136,541,572       $ 93,546,882
Receivable for The Trusts shares sold.......................         328,034         103,352                 --
Receivable for policy-related transactions..................              --              --             92,912
                                                              --------------    ------------       ------------
  Total assets..............................................   1,115,323,641     136,644,924         93,639,794
                                                              --------------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --             92,912
Payable for policy-related transactions.....................         328,034         103,352                 --
                                                              --------------    ------------       ------------
  Total liabilities.........................................         328,034         103,352             92,912
                                                              --------------    ------------       ------------
Net Assets..................................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Net Assets:
Accumulation Units..........................................   1,114,977,172     136,536,833         93,539,904
Retained by AXA Equitable in Separate Account No. 49........          18,435           4,739              6,978
                                                              --------------    ------------       ------------
Total net assets............................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Investments in shares of The Trusts, at cost................  $2,080,253,752    $133,795,872       $144,407,579
The Trusts shares held
 Class A....................................................              --              --                 --
 Class B....................................................     144,303,879      10,060,017         12,409,529



                                                               EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                               Large Cap Core    Mid Cap Value       Focus
                                                              ---------------- ----------------  ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 85,244,148     $190,310,610    $1,143,654,720
Receivable for The Trusts shares sold.......................       1,119,918           24,821             8,484
Receivable for policy-related transactions..................              --               --                --
                                                                ------------     ------------    --------------
  Total assets..............................................      86,364,066      190,335,431     1,143,663,204
                                                                ------------     ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --               --                --
Payable for policy-related transactions.....................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
  Total liabilities.........................................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
Net Assets..................................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Net Assets:
Accumulation Units..........................................      85,137,695      190,154,772     1,143,520,264
Retained by AXA Equitable in Separate Account No. 49........         106,453          155,838           134,456
                                                                ------------     ------------    --------------
Total net assets............................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Investments in shares of The Trusts, at cost................    $111,429,125     $325,072,991    $1,699,463,545
The Trusts shares held
 Class A....................................................           1,838               --                --
 Class B....................................................       9,982,894       28,120,424       111,548,786

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Mid Cap       EQ/Mid Cap
                                                                   Index          Value PLUS    EQ/Money Market
                                                             ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  501,016,737    $400,063,290    $1,494,248,659
Receivable for The Trusts shares sold.......................              --         568,305           275,352
Receivable for policy-related transactions..................          71,932              --           682,576
                                                              --------------    ------------    --------------
  Total assets..............................................     501,088,669     400,631,595     1,495,206,587
                                                              --------------    ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................          71,932              --           682,576
Payable for policy-related transactions.....................              --         568,305           549,039
                                                              --------------    ------------    --------------
  Total liabilities.........................................          71,932         568,305         1,231,615
                                                              --------------    ------------    --------------
Net Assets..................................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Net Assets:
Accumulation Units..........................................     500,885,732     400,021,681     1,493,712,447
Retained by AXA Equitable in Separate Account No. 49........         131,005          41,609           262,525
                                                              --------------    ------------    --------------
Total net assets............................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Investments in shares of The Trusts, at cost................  $1,017,839,781    $813,503,785    $1,494,473,530
The Trusts shares held
 Class A....................................................              --              --                --
 Class B....................................................     101,671,872      65,587,707     1,494,120,569


                                                                EQ/Montag &                        EQ/Oppenheimer
                                                              Caldwell Growth   EQ/Mutual Shares       Global
                                                             ----------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $143,898,720      $205,351,897      $ 89,375,404
Receivable for The Trusts shares sold.......................              --                --                --
Receivable for policy-related transactions..................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
  Total assets..............................................     144,167,520       205,545,636        89,409,219
                                                                ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         268,800           193,739            33,815
Payable for policy-related transactions.....................              --                --                --
                                                                ------------      ------------      ------------
  Total liabilities.........................................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
Net Assets..................................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Net Assets:
Accumulation Units..........................................     143,894,053       205,167,972        89,279,982
Retained by AXA Equitable in Separate Account No. 49........           4,667           183,925            95,422
                                                                ------------      ------------      ------------
Total net assets............................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Investments in shares of The Trusts, at cost................    $189,588,633      $336,788,953      $140,506,768
The Trusts shares held
 Class A....................................................              --            16,092             7,420
 Class B....................................................      32,706,012        32,003,148        13,369,719

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Oppenheimer  EQ/Oppenheimer
                                                               Main Street      Main Street        EQ/PIMCO
                                                               Opportunity       Small Cap       Real Return
                                                             --------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $33,021,294      $54,358,567    $  917,877,204
Receivable for The Trusts shares sold.......................            --               --                --
Receivable for policy-related transactions..................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
  Total assets..............................................    33,044,585       54,405,893       918,482,005
                                                               -----------      -----------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        23,291           47,326           604,801
Payable for policy-related transactions.....................            --               --                --
                                                               -----------      -----------    --------------
  Total liabilities.........................................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
Net Assets..................................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Net Assets:
Accumulation Units..........................................    27,159,952       49,305,478       917,804,939
Retained by AXA Equitable in Separate Account No. 49........     5,861,342        5,053,089            72,265
                                                               -----------      -----------    --------------
Total net assets............................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Investments in shares of The Trusts, at cost................   $51,037,664      $84,763,567    $1,041,808,074
The Trusts shares held
 Class A....................................................       455,882          391,178            11,255
 Class B....................................................     4,668,020        7,996,692        98,848,862



                                                                 EQ/Quality       EQ/Short       EQ/Small
                                                                 Bond PLUS     Duration Bond   Company Index
                                                              --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $326,287,401    $141,795,528    $282,566,957
Receivable for The Trusts shares sold.......................        210,566         249,734              --
Receivable for policy-related transactions..................             --              --         803,028
                                                               ------------    ------------    ------------
  Total assets..............................................    326,497,967     142,045,262     283,369,985
                                                               ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --         803,028
Payable for policy-related transactions.....................        210,566         249,734              --
                                                               ------------    ------------    ------------
  Total liabilities.........................................        210,566         249,734         803,028
                                                               ------------    ------------    ------------
Net Assets..................................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Net Assets:
Accumulation Units..........................................    326,276,911     141,793,330     282,431,668
Retained by AXA Equitable in Separate Account No. 49........         10,490           2,198         135,289
                                                               ------------    ------------    ------------
Total net assets............................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Investments in shares of The Trusts, at cost................   $372,475,847    $153,460,278    $466,434,822
The Trusts shares held
 Class A....................................................             --           5,840              --
 Class B....................................................     37,462,509      15,224,141      41,749,726

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/T. Rowe Price   EQ/Templeton         EQ/UBS
                                                                Growth Stock        Growth      Growth and Income
                                                             ------------------ -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $167,269,498     $149,797,557      $48,070,362
Receivable for The Trusts shares sold.......................              --               --               --
Receivable for policy-related transactions..................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
  Total assets..............................................     167,344,320      149,811,401       48,072,880
                                                                ------------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................          74,822           13,844            2,518
Payable for policy-related transactions.....................              --               --               --
                                                                ------------     ------------      -----------
  Total liabilities.........................................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
Net Assets..................................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Net Assets:
Accumulation Units..........................................     167,244,401      149,787,852       48,056,767
Retained by AXA Equitable in Separate Account No. 49........          25,097            9,705           13,595
                                                                ------------     ------------      -----------
Total net assets............................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Investments in shares of The Trusts, at cost................    $266,856,760     $250,241,249      $75,944,653
The Trusts shares held
 Class A....................................................               5               --               --
 Class B....................................................      13,499,442       23,694,696       11,923,038



                                                                                EQ/Van Kampen
                                                               EQ/Van Kampen   Emerging Markets   EQ/Van Kampen
                                                                  Comstock          Equity        Mid Cap Growth
                                                              --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value...........   $185,053,421     $  696,090,827    $210,352,684
Receivable for The Trusts shares sold.......................         38,676                 --              --
Receivable for policy-related transactions..................             --            418,806         193,356
                                                               ------------     --------------    ------------
  Total assets..............................................    185,092,097        696,509,633     210,546,040
                                                               ------------     --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            391,806         193,356
Payable for policy-related transactions.....................         38,676                 --              --
                                                               ------------     --------------    ------------
  Total liabilities.........................................         38,676            391,806         193,356
                                                               ------------     --------------    ------------
Net Assets..................................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Net Assets:
Accumulation Units..........................................    185,023,568        696,117,827     210,338,843
Retained by AXA Equitable in Separate Account No. 49........         29,853                 --          13,841
                                                               ------------     --------------    ------------
Total net assets............................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Investments in shares of The Trusts, at cost................   $297,592,481     $1,445,771,000    $358,070,784
The Trusts shares held
 Class A....................................................             --                 --              --
 Class B....................................................     27,956,782         91,354,695      25,433,292

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen     Multimanager     Multimanager
                                                               Real Estate   Aggressive Equity     Core Bond
                                                             -------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $290,998,270      $ 67,742,645     $734,752,733
Receivable for The Trusts shares sold.......................        26,667            19,919               --
Receivable for policy-related transactions..................            --                --          243,736
                                                              ------------      ------------     ------------
  Total assets..............................................   291,024,937        67,762,564      734,996,469
                                                              ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --          243,736
Payable for policy-related transactions.....................        26,667            19,919               --
                                                              ------------      ------------     ------------
  Total liabilities.........................................        26,667            19,919          243,736
                                                              ------------      ------------     ------------
Net Assets..................................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Net Assets:
Accumulation Units..........................................   290,992,723        67,727,406      734,371,111
Retained by AXA Equitable in Separate Account No. 49........         5,547            15,239          381,622
                                                              ------------      ------------     ------------
Total net assets............................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Investments in shares of The Trusts, at cost................  $555,718,638      $111,928,061     $761,069,347
The Trusts shares held
 Class A....................................................            --                --               --
 Class B....................................................    60,462,406         4,046,753       74,393,029



                                                              Multimanager   Multimanager       Multimanager
                                                               Health Care    High Yield    International Equity
                                                             -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $241,339,483   $531,806,711       $356,075,829
Receivable for The Trusts shares sold.......................            --             --                 --
Receivable for policy-related transactions..................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
  Total assets..............................................   241,609,611    532,000,590        356,181,482
                                                              ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................       270,128        193,879            105,653
Payable for policy-related transactions.....................            --             --                 --
                                                              ------------   ------------       ------------
  Total liabilities.........................................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
Net Assets..................................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Net Assets:
Accumulation Units..........................................   241,324,268    531,727,181        355,984,590
Retained by AXA Equitable in Separate Account No. 49........        15,215         79,530             91,239
                                                              ------------   ------------       ------------
Total net assets............................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Investments in shares of The Trusts, at cost................  $323,340,590   $797,253,557       $614,105,897
The Trusts shares held
 Class A....................................................            --             --                 --
 Class B....................................................    30,460,526    149,861,366         42,997,798

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager
                                                                Large Cap       Multimanager       Multimanager
                                                               Core Equity    Large Cap Growth   Large Cap Value
                                                             --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 96,573,555      $166,671,952       $353,379,357
Receivable for The Trusts shares sold.......................            --                --                 --
Receivable for policy-related transactions..................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
  Total assets..............................................    96,658,432       166,735,313        353,504,726
                                                              ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        84,877            63,361            125,369
Payable for policy-related transactions.....................            --                --                 --
                                                              ------------      ------------       ------------
  Total liabilities.........................................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
Net Assets..................................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Net Assets:
Accumulation Units..........................................    96,550,822       166,651,091        353,373,197
Retained by AXA Equitable in Separate Account No. 49........        22,733            20,861              6,160
                                                              ------------      ------------       ------------
Total net assets............................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Investments in shares of The Trusts, at cost................  $148,654,175      $294,363,171       $562,995,951
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    13,824,518        31,565,389         48,970,223



                                                                                                Multimanager
                                                                Multimanager     Multimanager     Small Cap
                                                               Mid Cap Growth   Mid Cap Value      Growth
                                                              ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $216,711,039    $234,433,676    $135,537,202
Receivable for The Trusts shares sold.......................              --         242,895              --
Receivable for policy-related transactions..................         110,537              --         132,728
                                                                ------------    ------------    ------------
  Total assets..............................................     216,821,576     234,676,571     135,669,930
                                                                ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         108,809              --         132,728
Payable for policy-related transactions.....................              --         242,895              --
                                                                ------------    ------------    ------------
  Total liabilities.........................................         108,809         242,895         132,728
                                                                ------------    ------------    ------------
Net Assets..................................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Net Assets:
Accumulation Units..........................................     216,712,767     234,378,984     135,528,471
Retained by AXA Equitable in Separate Account No. 49........              --          54,692           8,731
                                                                ------------    ------------    ------------
Total net assets............................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Investments in shares of The Trusts, at cost................    $382,671,037    $392,663,208    $236,572,383
The Trusts shares held
 Class A....................................................              --              --              --
 Class B....................................................      43,370,442      41,404,944      26,368,162

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager    Multimanager   Target 2015
                                                              Small Cap Value    Technology     Allocation
                                                             ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $368,970,510    $192,768,758       $--
Receivable for The Trusts shares sold.......................          30,000              --        --
Receivable for policy-related transactions..................              --          45,792        --
                                                                ------------    ------------       ---
  Total assets..............................................     369,000,510     192,814,550        --
                                                                ------------    ------------       ---
Liabilities:
Payable for The Trusts shares purchased.....................              --          45,792        --
Payable for policy-related transactions.....................          30,000              --        --
                                                                ------------    ------------       ---
  Total liabilities.........................................          30,000          45,792        --
                                                                ------------    ------------       ---
Net Assets..................................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Net Assets:
Accumulation Units..........................................     368,922,661     192,697,108        --
Retained by AXA Equitable in Separate Account No. 49........          47,849          71,650        --
                                                                ------------    ------------       ---
Total net assets............................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Investments in shares of The Trusts, at cost................    $702,869,960    $311,640,255       $--
The Trusts shares held
 Class A....................................................               8              --        --
 Class B....................................................      53,236,974      28,066,508        --



                                                               Target 2025   Target 2035   Target 2045
                                                                Allocation    Allocation    Allocation
                                                              ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........       $--       $  730,151    $  698,248
Receivable for The Trusts shares sold.......................        --               --            --
Receivable for policy-related transactions..................        --               --            --
                                                                   ---       ----------    ----------
  Total assets..............................................        --          730,151       698,248
                                                                   ---       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................        --               --            --
Payable for policy-related transactions.....................        --               --            --
                                                                   ---       ----------    ----------
  Total liabilities.........................................        --               --            --
                                                                   ---       ----------    ----------
Net Assets..................................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Net Assets:
Accumulation Units..........................................        --               --            --
Retained by AXA Equitable in Separate Account No. 49........        --          730,151       698,248
                                                                   ---       ----------    ----------
Total net assets............................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Investments in shares of The Trusts, at cost................       $--       $1,094,503    $1,113,748
The Trusts shares held
 Class A....................................................        --           55,525        56,476
 Class B....................................................        --           55,190        56,140

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2008



                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
AXA Aggressive Allocation................     Class B 0.50%        $  8.62                    --
AXA Aggressive Allocation................     Class B 0.95%        $  8.44                   118
AXA Aggressive Allocation................     Class B 1.15%        $  8.35                   471
AXA Aggressive Allocation................     Class B 1.20%        $  8.33                 3,515
AXA Aggressive Allocation................     Class B 1.25%        $  9.22                23,024
AXA Aggressive Allocation................     Class B 1.30%        $  8.75                49,051
AXA Aggressive Allocation................     Class B 1.35%        $  8.27                 1,566
AXA Aggressive Allocation................     Class B 1.40%        $  8.25                 5,254
AXA Aggressive Allocation................     Class B 1.50%        $  9.10                22,425
AXA Aggressive Allocation................     Class B 1.55%        $  8.19                44,143
AXA Aggressive Allocation................     Class B 1.60%        $  8.17                 2,922
AXA Aggressive Allocation................     Class B 1.65%        $  9.02                88,738
AXA Aggressive Allocation................     Class B 1.70%        $  9.00                 8,484
AXA Aggressive Allocation................     Class B 1.80%        $  8.09                     4
AXA Aggressive Allocation................     Class B 1.90%        $  8.05                    49
AXA Conservative Allocation..............     Class B 0.50%        $ 10.43                    --
AXA Conservative Allocation..............     Class B 0.95%        $ 10.20                    --
AXA Conservative Allocation..............     Class B 1.15%        $ 10.10                   211
AXA Conservative Allocation..............     Class B 1.20%        $ 10.08                 4,014
AXA Conservative Allocation..............     Class B 1.25%        $ 10.54                11,977
AXA Conservative Allocation..............     Class B 1.30%        $ 10.51                16,158
AXA Conservative Allocation..............     Class B 1.35%        $ 10.00                 2,542
AXA Conservative Allocation..............     Class B 1.40%        $  9.98                 7,092
AXA Conservative Allocation..............     Class B 1.50%        $ 10.40                18,465
AXA Conservative Allocation..............     Class B 1.55%        $  9.90                18,171
AXA Conservative Allocation..............     Class B 1.60%        $  9.88                 3,454
AXA Conservative Allocation..............     Class B 1.65%        $ 10.32                42,602
AXA Conservative Allocation..............     Class B 1.70%        $ 10.29                 5,824
AXA Conservative Allocation..............     Class B 1.80%        $  9.78                    13
AXA Conservative Allocation..............     Class B 1.90%        $  9.73                     5
AXA Conservative-Plus Allocation.........     Class B 0.50%        $  9.80                    --
AXA Conservative-Plus Allocation.........     Class B 0.95%        $  9.58                    --
AXA Conservative-Plus Allocation.........     Class B 1.15%        $  9.49                   218
AXA Conservative-Plus Allocation.........     Class B 1.20%        $  9.47                 2,920
AXA Conservative-Plus Allocation.........     Class B 1.25%        $ 10.06                15,870
AXA Conservative-Plus Allocation.........     Class B 1.30%        $ 10.04                17,697
AXA Conservative-Plus Allocation.........     Class B 1.35%        $  9.40                 1,565
AXA Conservative-Plus Allocation.........     Class B 1.40%        $  9.37                 4,543
AXA Conservative-Plus Allocation.........     Class B 1.50%        $  9.93                20,789
AXA Conservative-Plus Allocation.........     Class B 1.55%        $  9.30                16,064
AXA Conservative-Plus Allocation.........     Class B 1.60%        $  9.28                 2,852
AXA Conservative-Plus Allocation.........     Class B 1.65%        $  9.85                39,676
AXA Conservative-Plus Allocation.........     Class B 1.70%        $  9.82                 4,505
AXA Conservative-Plus Allocation.........     Class B 1.80%        $  9.19                    --
AXA Conservative-Plus Allocation.........     Class B 1.90%        $  9.14                    15
AXA Moderate Allocation..................     Class B 0.50%        $ 47.34                    --
AXA Moderate Allocation..................     Class B 0.95%        $ 42.66                     3
AXA Moderate Allocation..................     Class B 1.15%        $ 40.73                   267
AXA Moderate Allocation..................     Class B 1.20%        $ 40.26                 4,257
AXA Moderate Allocation..................     Class B 1.25%        $  9.97                68,049
AXA Moderate Allocation..................     Class B 1.30%        $  9.89                84,689
AXA Moderate Allocation..................     Class B 1.35%        $ 38.88                 1,346
AXA Moderate Allocation..................     Class B 1.40%        $ 38.43                 6,917
AXA Moderate Allocation..................     Class B 1.50%        $  9.84                85,214
AXA Moderate Allocation..................     Class B 1.55%        $ 37.11                18,036
AXA Moderate Allocation..................     Class B 1.60%        $ 36.68                 2,966
AXA Moderate Allocation..................     Class B 1.65%        $  9.76               162,336
AXA Moderate Allocation..................     Class B 1.70%        $ 35.84                 4,019
AXA Moderate Allocation..................     Class B 1.80%        $ 35.01                    38
AXA Moderate Allocation..................     Class B 1.90%        $ 34.20                     3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    --
AXA Moderate-Plus Allocation...............................     Class B 0.95%       $   9.11                     7
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                 1,651
AXA Moderate-Plus Allocation...............................     Class B 1.20%       $   8.99                11,250
AXA Moderate-Plus Allocation...............................     Class B 1.25%       $   9.93                97,959
AXA Moderate-Plus Allocation...............................     Class B 1.30%       $   9.90               141,905
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                 5,241
AXA Moderate-Plus Allocation...............................     Class B 1.40%       $   8.91                18,061
AXA Moderate-Plus Allocation...............................     Class B 1.50%       $   9.80               103,155
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84               130,940
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                 8,765
AXA Moderate-Plus Allocation...............................     Class B 1.65%       $   9.72               307,331
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                27,177
AXA Moderate-Plus Allocation...............................     Class B 1.80%       $   8.73                    65
AXA Moderate-Plus Allocation...............................     Class B 1.90%       $   8.69                     4
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    --
EQ/AllianceBernstein Common Stock..........................     Class B 0.95%       $ 172.73                     1
EQ/AllianceBernstein Common Stock..........................     Class B 1.20%       $ 158.94                   330
EQ/AllianceBernstein Common Stock..........................     Class B 1.25%       $   7.87                 9,704
EQ/AllianceBernstein Common Stock..........................     Class B 1.30%       $   7.73                 3,919
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                   555
EQ/AllianceBernstein Common Stock..........................     Class B 1.40%       $ 148.68                   501
EQ/AllianceBernstein Common Stock..........................     Class B 1.50%       $   7.76                16,700
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                   423
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                   308
EQ/AllianceBernstein Common Stock..........................     Class B 1.65%       $   7.70                 7,635
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    63
EQ/AllianceBernstein Common Stock..........................     Class B 1.80%       $ 130.07                     2
EQ/AllianceBernstein Common Stock..........................     Class B 1.90%       $ 125.78                     1
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    --
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.95%       $  21.93                     2
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.20%       $  20.97                 2,492
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.25%       $  11.18                 2,898
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.30%       $  11.07                 2,411
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                   571
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.40%       $  20.23                 3,868
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.50%       $  11.03                 4,313
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                 2,058
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                 1,664
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.65%       $  10.94                 5,624
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   948
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.80%       $  18.82                     3
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.90%       $  18.48                     1
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    --
EQ/AllianceBernstein International.........................     Class B 0.95%       $  10.43                     5
EQ/AllianceBernstein International.........................     Class B 1.20%       $  10.08                 4,586
EQ/AllianceBernstein International.........................     Class B 1.25%       $   9.75                 8,362
EQ/AllianceBernstein International.........................     Class B 1.30%       $   9.68                 7,019
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                 1,498
EQ/AllianceBernstein International.........................     Class B 1.40%       $   9.80                 6,793
EQ/AllianceBernstein International.........................     Class B 1.50%       $   9.62                10,686
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                 6,749
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                 2,496
EQ/AllianceBernstein International.........................     Class B 1.65%       $   9.54                12,678
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                 1,924
EQ/AllianceBernstein International.........................     Class B 1.80%       $   9.27                    49
EQ/AllianceBernstein International.........................     Class B 1.90%       $   9.14                     7

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.50%        $ 12.62                   --
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.95%        $ 11.97                   13
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.20%        $ 11.62                2,429
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.25%        $  9.05                3,292
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.30%        $  8.99                2,070
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.35%        $ 11.42                2,048
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.40%        $ 11.35                3,557
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.50%        $  8.93                5,226
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.55%        $ 11.15                2,766
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.60%        $ 11.09                1,882
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.65%        $  8.85                4,155
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.70%        $ 10.96                  421
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.80%        $ 10.83                    7
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.90%        $ 10.70                    3
EQ/Ariel Appreciation II........................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II........................     Class B 0.95%        $  6.81                   --
EQ/Ariel Appreciation II........................     Class B 1.20%        $  6.76                  162
EQ/Ariel Appreciation II........................     Class B 1.25%        $  6.74                  719
EQ/Ariel Appreciation II........................     Class B 1.30%        $  6.73                1,030
EQ/Ariel Appreciation II........................     Class B 1.35%        $  6.81                   57
EQ/Ariel Appreciation II........................     Class B 1.40%        $  6.71                  191
EQ/Ariel Appreciation II........................     Class B 1.50%        $  6.69                  708
EQ/Ariel Appreciation II........................     Class B 1.55%        $  6.68                  709
EQ/Ariel Appreciation II........................     Class B 1.60%        $  6.67                   85
EQ/Ariel Appreciation II........................     Class B 1.65%        $  6.66                2,446
EQ/Ariel Appreciation II........................     Class B 1.70%        $  6.65                  339
EQ/Ariel Appreciation II........................     Class B 1.80%        $  6.62                   --
EQ/Ariel Appreciation II........................     Class B 1.90%        $  6.60                    1
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.20%        $ 10.28                  523
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.25%        $ 10.51                1,638
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.30%        $ 10.49                1,449
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.40%        $ 10.18                1,173
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.50%        $ 10.37                2,862
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.55%        $ 10.35                1,130
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.60%        $ 10.08                  374
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.65%        $ 10.29                4,525
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.70%        $ 10.26                  458
EQ/BlackRock Basic Value Equity.................     Class B 0.50%        $ 16.70                   --
EQ/BlackRock Basic Value Equity.................     Class B 0.95%        $ 15.84                   --
EQ/BlackRock Basic Value Equity.................     Class B 1.20%        $ 15.38                3,698
EQ/BlackRock Basic Value Equity.................     Class B 1.25%        $  9.07                6,950
EQ/BlackRock Basic Value Equity.................     Class B 1.30%        $  9.02                3,987
EQ/BlackRock Basic Value Equity.................     Class B 1.35%        $ 15.11                1,799
EQ/BlackRock Basic Value Equity.................     Class B 1.40%        $ 15.02                5,575
EQ/BlackRock Basic Value Equity.................     Class B 1.50%        $  8.95                9,830
EQ/BlackRock Basic Value Equity.................     Class B 1.55%        $ 14.75                3,421
EQ/BlackRock Basic Value Equity.................     Class B 1.60%        $ 14.66                2,175
EQ/BlackRock Basic Value Equity.................     Class B 1.65%        $  8.88                8,195
EQ/BlackRock Basic Value Equity.................     Class B 1.70%        $ 14.49                  834
EQ/BlackRock Basic Value Equity.................     Class B 1.80%        $ 14.32                   17
EQ/BlackRock Basic Value Equity.................     Class B 1.90%        $ 14.15                    4
EQ/BlackRock International Value................     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value................     Class B 0.95%        $ 14.67                   20
EQ/BlackRock International Value................     Class B 1.20%        $ 14.25                3,321
EQ/BlackRock International Value................     Class B 1.25%        $ 11.10                6,161
EQ/BlackRock International Value................     Class B 1.30%        $ 11.04                3,778

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/BlackRock International Value........     Class B 1.35%        $ 14.00                 4,114
EQ/BlackRock International Value........     Class B 1.40%        $ 13.91                 4,395
EQ/BlackRock International Value........     Class B 1.50%        $ 10.95                 8,981
EQ/BlackRock International Value........     Class B 1.55%        $ 13.67                 5,347
EQ/BlackRock International Value........     Class B 1.60%        $ 13.59                 2,472
EQ/BlackRock International Value........     Class B 1.65%        $ 10.87                 8,942
EQ/BlackRock International Value........     Class B 1.70%        $ 13.43                 1,000
EQ/BlackRock International Value........     Class B 1.80%        $ 13.27                    47
EQ/BlackRock International Value........     Class B 1.90%        $ 13.11                     7
EQ/Boston Advisors Equity Income........     Class B 0.50%        $  5.05                    --
EQ/Boston Advisors Equity Income........     Class B 0.95%        $  4.82                     1
EQ/Boston Advisors Equity Income........     Class B 1.20%        $  4.70                 1,732
EQ/Boston Advisors Equity Income........     Class B 1.25%        $  4.68                 5,451
EQ/Boston Advisors Equity Income........     Class B 1.30%        $  1.90                 8,373
EQ/Boston Advisors Equity Income........     Class B 1.35%        $  4.63                   413
EQ/Boston Advisors Equity Income........     Class B 1.40%        $  4.61                 2,442
EQ/Boston Advisors Equity Income........     Class B 1.50%        $  4.56                 8,902
EQ/Boston Advisors Equity Income........     Class B 1.55%        $  4.54                 3,897
EQ/Boston Advisors Equity Income........     Class B 1.60%        $  4.51                   613
EQ/Boston Advisors Equity Income........     Class B 1.65%        $  4.49                 6,763
EQ/Boston Advisors Equity Income........     Class B 1.70%        $  4.47                   730
EQ/Boston Advisors Equity Income........     Class B 1.80%        $  4.42                     3
EQ/Boston Advisors Equity Income........     Class B 1.90%        $  4.38                    24
EQ/Calvert Socially Responsible.........     Class B 0.50%        $  5.86                    --
EQ/Calvert Socially Responsible.........     Class B 0.95%        $  5.61                    --
EQ/Calvert Socially Responsible.........     Class B 1.20%        $  5.48                   470
EQ/Calvert Socially Responsible.........     Class B 1.25%        $  7.18                   812
EQ/Calvert Socially Responsible.........     Class B 1.30%        $  7.14                   594
EQ/Calvert Socially Responsible.........     Class B 1.35%        $  5.40                   132
EQ/Calvert Socially Responsible.........     Class B 1.40%        $  5.38                   681
EQ/Calvert Socially Responsible.........     Class B 1.50%        $  7.08                   862
EQ/Calvert Socially Responsible.........     Class B 1.55%        $  5.30                   636
EQ/Calvert Socially Responsible.........     Class B 1.60%        $  5.28                   206
EQ/Calvert Socially Responsible.........     Class B 1.65%        $  7.03                   994
EQ/Calvert Socially Responsible.........     Class B 1.70%        $  5.23                   286
EQ/Calvert Socially Responsible.........     Class B 1.80%        $  5.18                     1
EQ/Calvert Socially Responsible.........     Class B 1.90%        $  5.13                    --
EQ/Capital Guardian Growth..............     Class B 0.50%        $  8.87                    --
EQ/Capital Guardian Growth..............     Class B 0.95%        $  8.41                     3
EQ/Capital Guardian Growth..............     Class B 1.20%        $  8.16                 1,900
EQ/Capital Guardian Growth..............     Class B 1.25%        $  7.33                 3,851
EQ/Capital Guardian Growth..............     Class B 1.30%        $  7.28                 3,633
EQ/Capital Guardian Growth..............     Class B 1.35%        $  8.02                 4,337
EQ/Capital Guardian Growth..............     Class B 1.40%        $  7.97                 1,933
EQ/Capital Guardian Growth..............     Class B 1.50%        $  7.23                 2,693
EQ/Capital Guardian Growth..............     Class B 1.55%        $  7.83                 3,107
EQ/Capital Guardian Growth..............     Class B 1.60%        $  7.79                 1,689
EQ/Capital Guardian Growth..............     Class B 1.65%        $  7.17                10,512
EQ/Capital Guardian Growth..............     Class B 1.70%        $  7.70                 1,426
EQ/Capital Guardian Growth..............     Class B 1.80%        $  7.60                    10
EQ/Capital Guardian Growth..............     Class B 1.90%        $  7.51                     8
EQ/Capital Guardian Research............     Class B 0.50%        $  8.48                    --
EQ/Capital Guardian Research............     Class B 0.95%        $  8.12                    56
EQ/Capital Guardian Research............     Class B 1.20%        $  7.92                12,691
EQ/Capital Guardian Research............     Class B 1.25%        $  8.15                11,194
EQ/Capital Guardian Research............     Class B 1.30%        $  8.11                 2,728

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/Capital Guardian Research.............     Class B 1.35%        $  7.80                 8,941
EQ/Capital Guardian Research.............     Class B 1.40%        $  7.76                13,802
EQ/Capital Guardian Research.............     Class B 1.50%        $  8.04                 9,561
EQ/Capital Guardian Research.............     Class B 1.55%        $  7.65                 6,117
EQ/Capital Guardian Research.............     Class B 1.60%        $  7.61                13,273
EQ/Capital Guardian Research.............     Class B 1.65%        $  7.97                15,308
EQ/Capital Guardian Research.............     Class B 1.70%        $  7.54                 2,528
EQ/Capital Guardian Research.............     Class B 1.80%        $  7.47                    77
EQ/Capital Guardian Research.............     Class B 1.90%        $  7.39                    11
EQ/Caywood-Scholl High Yield Bond........     Class B 0.50%        $  9.25                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.95%        $  9.10                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.20%        $  9.01                   404
EQ/Caywood-Scholl High Yield Bond........     Class B 1.25%        $  9.00                 2,356
EQ/Caywood-Scholl High Yield Bond........     Class B 1.30%        $  2.71                 5,267
EQ/Caywood-Scholl High Yield Bond........     Class B 1.35%        $  8.96                    84
EQ/Caywood-Scholl High Yield Bond........     Class B 1.40%        $  8.95                   758
EQ/Caywood-Scholl High Yield Bond........     Class B 1.50%        $  8.91                 3,181
EQ/Caywood-Scholl High Yield Bond........     Class B 1.55%        $  8.90                 2,019
EQ/Caywood-Scholl High Yield Bond........     Class B 1.60%        $  8.88                   240
EQ/Caywood-Scholl High Yield Bond........     Class B 1.65%        $  8.86                 2,932
EQ/Caywood-Scholl High Yield Bond........     Class B 1.70%        $  8.85                 1,204
EQ/Caywood-Scholl High Yield Bond........     Class B 1.80%        $  8.81                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.90%        $  8.78                    --
EQ/Davis New York Venture................     Class B 0.50%        $  6.79                    --
EQ/Davis New York Venture................     Class B 0.95%        $  6.72                    --
EQ/Davis New York Venture................     Class B 1.20%        $  6.68                 1,290
EQ/Davis New York Venture................     Class B 1.25%        $  6.67                 2,935
EQ/Davis New York Venture................     Class B 1.30%        $  6.67                 7,157
EQ/Davis New York Venture................     Class B 1.35%        $  6.66                   374
EQ/Davis New York Venture................     Class B 1.40%        $  6.65                 1,678
EQ/Davis New York Venture................     Class B 1.50%        $  6.63                 3,524
EQ/Davis New York Venture................     Class B 1.55%        $  6.63                 5,304
EQ/Davis New York Venture................     Class B 1.60%        $  6.62                   780
EQ/Davis New York Venture................     Class B 1.65%        $  6.61                12,038
EQ/Davis New York Venture................     Class B 1.70%        $  6.60                 1,517
EQ/Davis New York Venture................     Class B 1.80%        $  6.59                    --
EQ/Davis New York Venture................     Class B 1.90%        $  6.57                    --
EQ/Equity 500 Index......................     Class B 0.50%        $ 21.79                    --
EQ/Equity 500 Index......................     Class B 0.95%        $ 20.37                     9
EQ/Equity 500 Index......................     Class B 1.20%        $ 19.62                 5,596
EQ/Equity 500 Index......................     Class B 1.25%        $  8.82                10,559
EQ/Equity 500 Index......................     Class B 1.30%        $  8.75                 4,505
EQ/Equity 500 Index......................     Class B 1.35%        $ 19.19                 3,764
EQ/Equity 500 Index......................     Class B 1.40%        $ 19.04                 7,882
EQ/Equity 500 Index......................     Class B 1.50%        $  8.70                15,202
EQ/Equity 500 Index......................     Class B 1.55%        $ 18.62                 4,288
EQ/Equity 500 Index......................     Class B 1.60%        $ 18.48                 5,011
EQ/Equity 500 Index......................     Class B 1.65%        $  8.63                13,591
EQ/Equity 500 Index......................     Class B 1.70%        $ 18.20                 1,308
EQ/Equity 500 Index......................     Class B 1.80%        $ 17.93                   114
EQ/Equity 500 Index......................     Class B 1.90%        $ 17.66                    12
EQ/Evergreen International Bond..........     Class B 0.50%        $ 11.58                    --
EQ/Evergreen International Bond..........     Class B 0.95%        $ 11.42                    --
EQ/Evergreen International Bond..........     Class B 1.20%        $ 11.32                 1,734
EQ/Evergreen International Bond..........     Class B 1.25%        $ 11.30                 3,500
EQ/Evergreen International Bond..........     Class B 1.30%        $ 11.29                 4,266

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                   499
EQ/Evergreen International Bond................     Class B 1.40%        $ 11.25                 3,380
EQ/Evergreen International Bond................     Class B 1.50%        $ 11.21                 7,003
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                 5,387
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                 1,062
EQ/Evergreen International Bond................     Class B 1.65%        $ 11.16                 8,932
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                 1,063
EQ/Evergreen International Bond................     Class B 1.80%        $ 11.10                    --
EQ/Evergreen International Bond................     Class B 1.90%        $ 11.06                     2
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    --
EQ/Evergreen Omega.............................     Class B 0.95%        $  7.29                    --
EQ/Evergreen Omega.............................     Class B 1.20%        $  7.10                 1,933
EQ/Evergreen Omega.............................     Class B 1.25%        $  9.54                 2,079
EQ/Evergreen Omega.............................     Class B 1.30%        $  9.49                   807
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                   309
EQ/Evergreen Omega.............................     Class B 1.40%        $  6.96                 2,596
EQ/Evergreen Omega.............................     Class B 1.50%        $  9.41                 2,152
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                 1,482
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                 1,192
EQ/Evergreen Omega.............................     Class B 1.65%        $  9.34                 2,848
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   353
EQ/Evergreen Omega.............................     Class B 1.80%        $  6.68                    --
EQ/Evergreen Omega.............................     Class B 1.90%        $  6.62                     2
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                    --
EQ/Franklin Income.............................     Class B 0.95%        $  7.13                    15
EQ/Franklin Income.............................     Class B 1.20%        $  7.09                 2,264
EQ/Franklin Income.............................     Class B 1.25%        $  7.08                 5,337
EQ/Franklin Income.............................     Class B 1.30%        $  7.07                 8,899
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                   474
EQ/Franklin Income.............................     Class B 1.40%        $  7.05                 3,118
EQ/Franklin Income.............................     Class B 1.50%        $  7.04                 6,862
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                 8,326
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                 1,489
EQ/Franklin Income.............................     Class B 1.65%        $  7.01                22,020
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                 1,649
EQ/Franklin Income.............................     Class B 1.80%        $  6.99                    10
EQ/Franklin Income.............................     Class B 1.90%        $  6.97                    --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                    --
EQ/Franklin Small Cap Value....................     Class B 0.95%        $  6.47                    --
EQ/Franklin Small Cap Value....................     Class B 1.20%        $  6.43                   431
EQ/Franklin Small Cap Value....................     Class B 1.25%        $  6.42                   759
EQ/Franklin Small Cap Value....................     Class B 1.30%        $  6.42                 2,521
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   170
EQ/Franklin Small Cap Value....................     Class B 1.40%        $  6.40                   643
EQ/Franklin Small Cap Value....................     Class B 1.50%        $  6.39                 1,089
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                 1,829
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   250
EQ/Franklin Small Cap Value....................     Class B 1.65%        $  6.36                 3,589
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                   377
EQ/Franklin Small Cap Value....................     Class B 1.80%        $  6.34                    --
EQ/Franklin Small Cap Value....................     Class B 1.90%        $  6.33                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.95%        $  5.96                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   481
EQ/Franklin Templeton Founding Strategy........     Class B 1.20%        $  5.94                   757
EQ/Franklin Templeton Founding Strategy........     Class B 1.25%        $  5.93                 3,488

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy........     Class B 1.30%        $  5.93                48,476
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                   619
EQ/Franklin Templeton Founding Strategy........     Class B 1.40%        $  5.92                 2,076
EQ/Franklin Templeton Founding Strategy........     Class B 1.50%        $  5.91                 4,748
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                27,745
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                 1,164
EQ/Franklin Templeton Founding Strategy........     Class B 1.65%        $  5.90                73,834
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                 5,195
EQ/Franklin Templeton Founding Strategy........     Class B 1.80%        $  5.88                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.90%        $  5.87                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.95%        $ 10.23                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.20%        $ 10.14                   307
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.25%        $ 10.12                 1,492
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.30%        $  9.92                 1,668
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                    66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.40%        $ 10.07                   810
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.50%        $ 10.03                 2,068
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                 1,577
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   171
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.65%        $  9.97                 2,617
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                   305
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.80%        $  9.92                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.90%        $  9.88                    --
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                    --
EQ/GAMCO Small Company Value...................     Class B 0.95%        $ 22.03                    --
EQ/GAMCO Small Company Value...................     Class B 1.20%        $ 20.92                   932
EQ/GAMCO Small Company Value...................     Class B 1.25%        $ 20.70                 2,324
EQ/GAMCO Small Company Value...................     Class B 1.30%        $ 31.77                 1,862
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                   295
EQ/GAMCO Small Company Value...................     Class B 1.40%        $ 20.07                 1,365
EQ/GAMCO Small Company Value...................     Class B 1.50%        $ 19.66                 3,794
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                 3,270
EQ/GAMCO Small Company Value...................     Class B 1.60%        $ 19.26                   302
EQ/GAMCO Small Company Value...................     Class B 1.65%        $ 19.06                 4,032
EQ/GAMCO Small Company Value...................     Class B 1.70%        $ 18.86                   610
EQ/GAMCO Small Company Value...................     Class B 1.80%        $ 18.47                     1
EQ/GAMCO Small Company Value...................     Class B 1.90%        $ 18.09                     7
EQ/International Core PLUS.....................     Class B 0.50%        $  9.76                    --
EQ/International Core PLUS.....................     Class B 0.95%        $  9.34                    39
EQ/International Core PLUS.....................     Class B 1.20%        $  9.11                 5,199
EQ/International Core PLUS.....................     Class B 1.25%        $ 10.59                 7,012
EQ/International Core PLUS.....................     Class B 1.30%        $ 10.54                 3,339
EQ/International Core PLUS.....................     Class B 1.35%        $  8.98                 1,946
EQ/International Core PLUS.....................     Class B 1.40%        $  8.94                 6,917
EQ/International Core PLUS.....................     Class B 1.50%        $ 10.45                 7,172
EQ/International Core PLUS.....................     Class B 1.55%        $  8.81                 4,686
EQ/International Core PLUS.....................     Class B 1.60%        $  8.76                 5,817
EQ/International Core PLUS.....................     Class B 1.65%        $ 10.36                12,557
EQ/International Core PLUS.....................     Class B 1.70%        $  8.68                 2,341
EQ/International Core PLUS.....................     Class B 1.80%        $  8.59                    20
EQ/International Core PLUS.....................     Class B 1.90%        $  8.51                     5
EQ/International Growth........................     Class B 0.50%        $  9.93                    --
EQ/International Growth........................     Class B 0.95%        $  9.77                    --
EQ/International Growth........................     Class B 1.20%        $  9.68                   688
EQ/International Growth........................     Class B 1.25%        $  9.66                 1,783

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/International Growth................     Class B 1.30%        $  4.28                 5,559
EQ/International Growth................     Class B 1.35%        $  9.63                   191
EQ/International Growth................     Class B 1.40%        $  9.61                 1,045
EQ/International Growth................     Class B 1.50%        $  9.57                 2,667
EQ/International Growth................     Class B 1.55%        $  9.55                 2,704
EQ/International Growth................     Class B 1.60%        $  9.54                   378
EQ/International Growth................     Class B 1.65%        $  9.52                 4,806
EQ/International Growth................     Class B 1.70%        $  9.50                   796
EQ/International Growth................     Class B 1.80%        $  9.47                    14
EQ/International Growth................     Class B 1.90%        $  9.43                    --
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    --
EQ/JPMorgan Core Bond..................     Class B 0.95%        $ 13.69                    18
EQ/JPMorgan Core Bond..................     Class B 1.20%        $ 13.31                 7,625
EQ/JPMorgan Core Bond..................     Class B 1.25%        $  9.97                10,724
EQ/JPMorgan Core Bond..................     Class B 1.30%        $  9.91                 3,840
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                 4,114
EQ/JPMorgan Core Bond..................     Class B 1.40%        $ 13.02                11,027
EQ/JPMorgan Core Bond..................     Class B 1.50%        $  9.83                13,785
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                 6,813
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                 7,829
EQ/JPMorgan Core Bond..................     Class B 1.65%        $  9.76                13,286
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                 1,216
EQ/JPMorgan Core Bond..................     Class B 1.80%        $ 12.45                   113
EQ/JPMorgan Core Bond..................     Class B 1.90%        $ 12.31                    23
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                    --
EQ/JPMorgan Value Opportunities........     Class B 0.95%        $  9.75                     4
EQ/JPMorgan Value Opportunities........     Class B 1.20%        $  9.47                 2,221
EQ/JPMorgan Value Opportunities........     Class B 1.25%        $  8.51                 1,391
EQ/JPMorgan Value Opportunities........     Class B 1.30%        $  8.46                   893
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                 6,572
EQ/JPMorgan Value Opportunities........     Class B 1.40%        $  9.25                 2,899
EQ/JPMorgan Value Opportunities........     Class B 1.50%        $  8.40                 1,477
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                 2,921
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                 2,578
EQ/JPMorgan Value Opportunities........     Class B 1.65%        $  8.33                 2,028
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   280
EQ/JPMorgan Value Opportunities........     Class B 1.80%        $  8.82                    43
EQ/JPMorgan Value Opportunities........     Class B 1.90%        $  8.72                    15
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    --
EQ/Large Cap Core PLUS.................     Class B 0.95%        $  6.97                     3
EQ/Large Cap Core PLUS.................     Class B 1.20%        $  6.80                 2,449
EQ/Large Cap Core PLUS.................     Class B 1.25%        $  8.71                   913
EQ/Large Cap Core PLUS.................     Class B 1.30%        $  8.67                   365
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                 1,960
EQ/Large Cap Core PLUS.................     Class B 1.40%        $  6.66                 2,917
EQ/Large Cap Core PLUS.................     Class B 1.50%        $  8.60                 1,160
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                 2,845
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                 4,012
EQ/Large Cap Core PLUS.................     Class B 1.65%        $  8.53                 1,341
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   389
EQ/Large Cap Core PLUS.................     Class B 1.80%        $  6.39                    35
EQ/Large Cap Core PLUS.................     Class B 1.90%        $  6.33                     2
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    --
EQ/Large Cap Growth Index..............     Class B 0.95%        $  5.14                    32
EQ/Large Cap Growth Index..............     Class B 1.20%        $  5.02                 3,977
EQ/Large Cap Growth Index..............     Class B 1.25%        $  8.75                 2,387

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
EQ/Large Cap Growth Index........     Class B 1.30%        $  8.71                 1,472
EQ/Large Cap Growth Index........     Class B 1.35%        $  4.94                 4,108
EQ/Large Cap Growth Index........     Class B 1.40%        $  4.92                 6,340
EQ/Large Cap Growth Index........     Class B 1.50%        $  8.63                 3,017
EQ/Large Cap Growth Index........     Class B 1.55%        $  4.85                 7,722
EQ/Large Cap Growth Index........     Class B 1.60%        $  4.82                 7,705
EQ/Large Cap Growth Index........     Class B 1.65%        $  8.57                 4,045
EQ/Large Cap Growth Index........     Class B 1.70%        $  4.78                 1,004
EQ/Large Cap Growth Index........     Class B 1.80%        $  4.73                    56
EQ/Large Cap Growth Index........     Class B 1.90%        $  4.68                    57
EQ/Large Cap Growth PLUS.........     Class B 0.50%        $ 11.59                    --
EQ/Large Cap Growth PLUS.........     Class B 0.95%        $ 10.99                    18
EQ/Large Cap Growth PLUS.........     Class B 1.20%        $ 10.67                 1,206
EQ/Large Cap Growth PLUS.........     Class B 1.25%        $  9.10                 1,751
EQ/Large Cap Growth PLUS.........     Class B 1.30%        $  9.04                 1,333
EQ/Large Cap Growth PLUS.........     Class B 1.35%        $ 10.49                 3,436
EQ/Large Cap Growth PLUS.........     Class B 1.40%        $ 10.42                 1,733
EQ/Large Cap Growth PLUS.........     Class B 1.50%        $  8.97                 2,695
EQ/Large Cap Growth PLUS.........     Class B 1.55%        $ 10.24                 2,719
EQ/Large Cap Growth PLUS.........     Class B 1.60%        $ 10.18                 2,095
EQ/Large Cap Growth PLUS.........     Class B 1.65%        $  8.90                 2,429
EQ/Large Cap Growth PLUS.........     Class B 1.70%        $ 10.06                   298
EQ/Large Cap Growth PLUS.........     Class B 1.80%        $  9.94                     5
EQ/Large Cap Growth PLUS.........     Class B 1.90%        $  9.82                     1
EQ/Large Cap Value Index.........     Class B 0.50%        $  4.57                    --
EQ/Large Cap Value Index.........     Class B 0.95%        $  4.50                    --
EQ/Large Cap Value Index.........     Class B 1.20%        $  4.47                   320
EQ/Large Cap Value Index.........     Class B 1.25%        $  4.46                 1,968
EQ/Large Cap Value Index.........     Class B 1.30%        $  4.45                 1,673
EQ/Large Cap Value Index.........     Class B 1.35%        $  4.51                   147
EQ/Large Cap Value Index.........     Class B 1.40%        $  4.44                   495
EQ/Large Cap Value Index.........     Class B 1.50%        $  4.42                 2,813
EQ/Large Cap Value Index.........     Class B 1.55%        $  4.42                 1,742
EQ/Large Cap Value Index.........     Class B 1.60%        $  4.41                   306
EQ/Large Cap Value Index.........     Class B 1.65%        $  4.40                 6,687
EQ/Large Cap Value Index.........     Class B 1.70%        $  4.39                   847
EQ/Large Cap Value Index.........     Class B 1.80%        $  4.38                    --
EQ/Large Cap Value Index.........     Class B 1.90%        $  4.36                    --
EQ/Large Cap Value PLUS..........     Class B 0.50%        $ 10.38                    --
EQ/Large Cap Value PLUS..........     Class B 0.95%        $  9.88                    33
EQ/Large Cap Value PLUS..........     Class B 1.20%        $  9.61                14,916
EQ/Large Cap Value PLUS..........     Class B 1.25%        $  8.07                17,011
EQ/Large Cap Value PLUS..........     Class B 1.30%        $  8.03                 5,760
EQ/Large Cap Value PLUS..........     Class B 1.35%        $  9.45                 4,274
EQ/Large Cap Value PLUS..........     Class B 1.40%        $  9.39                22,041
EQ/Large Cap Value PLUS..........     Class B 1.50%        $  7.96                25,055
EQ/Large Cap Value PLUS..........     Class B 1.55%        $  9.24                 8,454
EQ/Large Cap Value PLUS..........     Class B 1.60%        $  9.19                10,639
EQ/Large Cap Value PLUS..........     Class B 1.65%        $  7.90                17,618
EQ/Large Cap Value PLUS..........     Class B 1.70%        $  9.09                 2,668
EQ/Large Cap Value PLUS..........     Class B 1.80%        $  8.98                   127
EQ/Large Cap Value PLUS..........     Class B 1.90%        $  8.88                    36
EQ/Long Term Bond................     Class B 0.50%        $ 11.37                    --
EQ/Long Term Bond................     Class B 0.95%        $ 11.19                    --
EQ/Long Term Bond................     Class B 1.20%        $ 11.08                   900
EQ/Long Term Bond................     Class B 1.25%        $ 11.06                 2,362

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Long Term Bond.......................     Class B 1.30%        $  8.43                 2,692
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                   203
EQ/Long Term Bond.......................     Class B 1.40%        $ 11.00                   652
EQ/Long Term Bond.......................     Class B 1.50%        $ 10.96                 2,588
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                 1,241
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   276
EQ/Long Term Bond.......................     Class B 1.65%        $ 10.90                 1,905
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                   237
EQ/Long Term Bond.......................     Class B 1.80%        $ 10.84                    --
EQ/Long Term Bond.......................     Class B 1.90%        $ 10.80                    --
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                    --
EQ/Lord Abbett Growth and Income........     Class B 0.95%        $  7.94                    --
EQ/Lord Abbett Growth and Income........     Class B 1.20%        $  7.87                   322
EQ/Lord Abbett Growth and Income........     Class B 1.25%        $  7.86                 1,713
EQ/Lord Abbett Growth and Income........     Class B 1.30%        $  7.87                 1,289
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   211
EQ/Lord Abbett Growth and Income........     Class B 1.40%        $  7.81                   531
EQ/Lord Abbett Growth and Income........     Class B 1.50%        $  7.78                 2,006
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                 1,303
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   323
EQ/Lord Abbett Growth and Income........     Class B 1.65%        $  7.74                 3,958
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   351
EQ/Lord Abbett Growth and Income........     Class B 1.80%        $  7.70                    --
EQ/Lord Abbett Growth and Income........     Class B 1.90%        $  7.67                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.95%        $  8.86                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.20%        $  8.78                   357
EQ/Lord Abbett Large Cap Core...........     Class B 1.25%        $  8.76                 1,147
EQ/Lord Abbett Large Cap Core...........     Class B 1.30%        $  8.81                 1,142
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   202
EQ/Lord Abbett Large Cap Core...........     Class B 1.40%        $  8.71                   781
EQ/Lord Abbett Large Cap Core...........     Class B 1.50%        $  8.68                 1,630
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                 1,080
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   207
EQ/Lord Abbett Large Cap Core...........     Class B 1.65%        $  8.63                 2,823
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   425
EQ/Lord Abbett Large Cap Core...........     Class B 1.80%        $  8.58                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.90%        $  8.55                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.95%        $  7.50                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.20%        $  7.43                   649
EQ/Lord Abbett Mid Cap Value............     Class B 1.25%        $  7.41                 3,815
EQ/Lord Abbett Mid Cap Value............     Class B 1.30%        $  7.47                 3,432
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                   197
EQ/Lord Abbett Mid Cap Value............     Class B 1.40%        $  7.37                 1,060
EQ/Lord Abbett Mid Cap Value............     Class B 1.50%        $  7.35                 4,221
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                 2,698
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                   354
EQ/Lord Abbett Mid Cap Value............     Class B 1.65%        $  7.30                 8,482
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   922
EQ/Lord Abbett Mid Cap Value............     Class B 1.80%        $  7.26                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.90%        $  7.24                    --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                    --
EQ/Marsico Focus........................     Class B 0.95%        $ 11.22                     6
EQ/Marsico Focus........................     Class B 1.20%        $ 11.01                 9,776
EQ/Marsico Focus........................     Class B 1.25%        $  9.05                16,060

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                 Contract charges     Unit Value     Units Outstanding (000s)
                                ------------------   ------------   -------------------------
EQ/Marsico Focus.............     Class B 1.30%        $  9.02                10,424
EQ/Marsico Focus.............     Class B 1.35%        $ 10.89                 1,313
EQ/Marsico Focus.............     Class B 1.40%        $ 10.85                14,437
EQ/Marsico Focus.............     Class B 1.50%        $  8.93                21,105
EQ/Marsico Focus.............     Class B 1.55%        $ 10.73                 9,050
EQ/Marsico Focus.............     Class B 1.60%        $ 10.69                 5,954
EQ/Marsico Focus.............     Class B 1.65%        $  8.86                27,244
EQ/Marsico Focus.............     Class B 1.70%        $ 10.61                 3,228
EQ/Marsico Focus.............     Class B 1.80%        $ 10.53                    49
EQ/Marsico Focus.............     Class B 1.90%        $ 10.45                     5
EQ/Mid Cap Index.............     Class B 0.50%        $  7.36                    --
EQ/Mid Cap Index.............     Class B 0.95%        $  7.09                    25
EQ/Mid Cap Index.............     Class B 1.20%        $  6.94                 8,228
EQ/Mid Cap Index.............     Class B 1.25%        $  8.03                 8,169
EQ/Mid Cap Index.............     Class B 1.30%        $  8.00                 3,947
EQ/Mid Cap Index.............     Class B 1.35%        $  6.86                 1,046
EQ/Mid Cap Index.............     Class B 1.40%        $  6.83                10,755
EQ/Mid Cap Index.............     Class B 1.50%        $  7.93                11,084
EQ/Mid Cap Index.............     Class B 1.55%        $  6.74                 7,091
EQ/Mid Cap Index.............     Class B 1.60%        $  6.71                 5,117
EQ/Mid Cap Index.............     Class B 1.65%        $  7.86                10,589
EQ/Mid Cap Index.............     Class B 1.70%        $  6.66                 1,863
EQ/Mid Cap Index.............     Class B 1.80%        $  6.60                    28
EQ/Mid Cap Index.............     Class B 1.90%        $  6.54                     4
EQ/Mid Cap Value PLUS........     Class B 0.50%        $ 11.23                    --
EQ/Mid Cap Value PLUS........     Class B 0.95%        $ 10.65                    12
EQ/Mid Cap Value PLUS........     Class B 1.20%        $ 10.34                 5,211
EQ/Mid Cap Value PLUS........     Class B 1.25%        $  9.11                 5,616
EQ/Mid Cap Value PLUS........     Class B 1.30%        $  9.06                 1,612
EQ/Mid Cap Value PLUS........     Class B 1.35%        $ 10.16                   780
EQ/Mid Cap Value PLUS........     Class B 1.40%        $ 10.10                 7,400
EQ/Mid Cap Value PLUS........     Class B 1.50%        $  8.99                 8,252
EQ/Mid Cap Value PLUS........     Class B 1.55%        $  9.92                 3,049
EQ/Mid Cap Value PLUS........     Class B 1.60%        $  9.86                 3,335
EQ/Mid Cap Value PLUS........     Class B 1.65%        $  8.92                 5,726
EQ/Mid Cap Value PLUS........     Class B 1.70%        $  9.74                   902
EQ/Mid Cap Value PLUS........     Class B 1.80%        $  9.63                    32
EQ/Mid Cap Value PLUS........     Class B 1.90%        $  9.52                    13
EQ/Money Market..............     Class B 0.00%        $ 44.43                    14
EQ/Money Market..............     Class B 0.50%        $ 38.72                    --
EQ/Money Market..............     Class B 0.95%        $ 34.19                     5
EQ/Money Market..............     Class B 1.15%        $ 11.33                   195
EQ/Money Market..............     Class B 1.15%        $ 32.35                    24
EQ/Money Market..............     Class B 1.20%        $ 31.90                 2,708
EQ/Money Market..............     Class B 1.25%        $ 10.82                 9,274
EQ/Money Market..............     Class B 1.30%        $ 10.67                 6,707
EQ/Money Market..............     Class B 1.35%        $ 30.60                 2,696
EQ/Money Market..............     Class B 1.40%        $ 30.17                 4,787
EQ/Money Market..............     Class B 1.50%        $ 10.68                20,804
EQ/Money Market..............     Class B 1.55%        $ 28.93                 5,634
EQ/Money Market..............     Class B 1.55%        $ 32.29                 4,286
EQ/Money Market..............     Class B 1.60%        $ 28.54                 4,635
EQ/Money Market..............     Class B 1.65%        $ 10.59                26,885
EQ/Money Market..............     Class B 1.70%        $ 27.75                 1,943
EQ/Money Market..............     Class B 1.70%        $ 32.26                   307
EQ/Money Market..............     Class B 1.80%        $ 26.99                     7
EQ/Money Market..............     Class B 1.90%        $ 26.24                    13

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%         $ 4.22                    --
EQ/Montag & Caldwell Growth...................     Class B 0.95%         $ 4.03                     8
EQ/Montag & Caldwell Growth...................     Class B 1.20%         $ 3.93                 1,807
EQ/Montag & Caldwell Growth...................     Class B 1.25%         $ 3.91                 3,564
EQ/Montag & Caldwell Growth...................     Class B 1.30%         $ 1.56                 9,857
EQ/Montag & Caldwell Growth...................     Class B 1.35%         $ 3.87                   617
EQ/Montag & Caldwell Growth...................     Class B 1.40%         $ 3.85                 4,010
EQ/Montag & Caldwell Growth...................     Class B 1.50%         $ 3.81                 6,462
EQ/Montag & Caldwell Growth...................     Class B 1.55%         $ 3.79                 5,847
EQ/Montag & Caldwell Growth...................     Class B 1.60%         $ 3.77                 1,065
EQ/Montag & Caldwell Growth...................     Class B 1.65%         $ 3.76                 8,750
EQ/Montag & Caldwell Growth...................     Class B 1.70%         $ 3.74                 1,560
EQ/Montag & Caldwell Growth...................     Class B 1.80%         $ 3.70                    14
EQ/Montag & Caldwell Growth...................     Class B 1.90%         $ 3.66                    --
EQ/Mutual Shares..............................     Class B 0.50%         $ 6.69                    --
EQ/Mutual Shares..............................     Class B 0.95%         $ 6.62                     4
EQ/Mutual Shares..............................     Class B 1.20%         $ 6.58                   922
EQ/Mutual Shares..............................     Class B 1.25%         $ 6.57                 2,806
EQ/Mutual Shares..............................     Class B 1.30%         $ 6.57                 5,798
EQ/Mutual Shares..............................     Class B 1.35%         $ 6.56                   193
EQ/Mutual Shares..............................     Class B 1.40%         $ 6.55                 1,147
EQ/Mutual Shares..............................     Class B 1.50%         $ 6.53                 2,595
EQ/Mutual Shares..............................     Class B 1.55%         $ 6.53                 3,890
EQ/Mutual Shares..............................     Class B 1.60%         $ 6.52                   499
EQ/Mutual Shares..............................     Class B 1.65%         $ 6.51                11,898
EQ/Mutual Shares..............................     Class B 1.70%         $ 6.50                 1,644
EQ/Mutual Shares..............................     Class B 1.80%         $ 6.49                     2
EQ/Mutual Shares..............................     Class B 1.90%         $ 6.47                    --
EQ/Oppenheimer Global.........................     Class B 0.50%         $ 6.90                    --
EQ/Oppenheimer Global.........................     Class B 0.95%         $ 6.83                    --
EQ/Oppenheimer Global.........................     Class B 1.20%         $ 6.79                   328
EQ/Oppenheimer Global.........................     Class B 1.25%         $ 6.78                 1,127
EQ/Oppenheimer Global.........................     Class B 1.30%         $ 6.77                 2,631
EQ/Oppenheimer Global.........................     Class B 1.35%         $ 6.76                   102
EQ/Oppenheimer Global.........................     Class B 1.40%         $ 6.75                   602
EQ/Oppenheimer Global.........................     Class B 1.50%         $ 6.74                 1,080
EQ/Oppenheimer Global.........................     Class B 1.55%         $ 6.73                 2,347
EQ/Oppenheimer Global.........................     Class B 1.60%         $ 6.72                   230
EQ/Oppenheimer Global.........................     Class B 1.65%         $ 6.71                 4,013
EQ/Oppenheimer Global.........................     Class B 1.70%         $ 6.71                   786
EQ/Oppenheimer Global.........................     Class B 1.80%         $ 6.69                    --
EQ/Oppenheimer Global.........................     Class B 1.90%         $ 6.68                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%         $ 6.87                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.95%         $ 6.79                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.20%         $ 6.75                   171
EQ/Oppenheimer Main Street Opportunity........     Class B 1.25%         $ 6.75                   358
EQ/Oppenheimer Main Street Opportunity........     Class B 1.30%         $ 6.74                   683
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%         $ 6.73                    43
EQ/Oppenheimer Main Street Opportunity........     Class B 1.40%         $ 6.72                   141
EQ/Oppenheimer Main Street Opportunity........     Class B 1.50%         $ 6.71                   516
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%         $ 6.70                   968
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%         $ 6.69                    63
EQ/Oppenheimer Main Street Opportunity........     Class B 1.65%         $ 6.68                   969
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%         $ 6.68                   130
EQ/Oppenheimer Main Street Opportunity........     Class B 1.80%         $ 6.66                     6
EQ/Oppenheimer Main Street Opportunity........     Class B 1.90%         $ 6.64                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Small Cap........     Class B 0.50%        $  6.68                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 0.95%        $  6.61                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 1.20%        $  6.57                   179
EQ/Oppenheimer Main Street Small Cap........     Class B 1.25%        $  6.57                   575
EQ/Oppenheimer Main Street Small Cap........     Class B 1.30%        $  6.56                 1,533
EQ/Oppenheimer Main Street Small Cap........     Class B 1.35%        $  6.55                    42
EQ/Oppenheimer Main Street Small Cap........     Class B 1.40%        $  6.54                   332
EQ/Oppenheimer Main Street Small Cap........     Class B 1.50%        $  6.53                   717
EQ/Oppenheimer Main Street Small Cap........     Class B 1.55%        $  6.52                 1,367
EQ/Oppenheimer Main Street Small Cap........     Class B 1.60%        $  6.51                   148
EQ/Oppenheimer Main Street Small Cap........     Class B 1.65%        $  6.50                 2,314
EQ/Oppenheimer Main Street Small Cap........     Class B 1.70%        $  6.50                   340
EQ/Oppenheimer Main Street Small Cap........     Class B 1.80%        $  6.48                     3
EQ/Oppenheimer Main Street Small Cap........     Class B 1.90%        $  6.47                    --
EQ/PIMCO Real Return........................     Class B 0.50%        $ 10.57                    --
EQ/PIMCO Real Return........................     Class B 0.95%        $ 10.39                    --
EQ/PIMCO Real Return........................     Class B 1.20%        $ 10.30                 3,734
EQ/PIMCO Real Return........................     Class B 1.25%        $ 10.28                10,323
EQ/PIMCO Real Return........................     Class B 1.30%        $  8.95                 9,821
EQ/PIMCO Real Return........................     Class B 1.35%        $ 10.24                 1,173
EQ/PIMCO Real Return........................     Class B 1.40%        $ 10.22                 7,245
EQ/PIMCO Real Return........................     Class B 1.50%        $ 10.18                16,250
EQ/PIMCO Real Return........................     Class B 1.55%        $ 10.17                11,794
EQ/PIMCO Real Return........................     Class B 1.60%        $ 10.15                 2,800
EQ/PIMCO Real Return........................     Class B 1.65%        $ 10.13                25,636
EQ/PIMCO Real Return........................     Class B 1.70%        $ 10.11                 2,525
EQ/PIMCO Real Return........................     Class B 1.80%        $ 10.07                    20
EQ/PIMCO Real Return........................     Class B 1.90%        $ 10.03                     2
EQ/Quality Bond PLUS........................     Class B 0.50%        $ 17.75                    --
EQ/Quality Bond PLUS........................     Class B 0.95%        $ 16.57                     2
EQ/Quality Bond PLUS........................     Class B 1.20%        $ 15.94                 2,700
EQ/Quality Bond PLUS........................     Class B 1.25%        $ 10.29                 3,340
EQ/Quality Bond PLUS........................     Class B 1.30%        $ 10.21                 1,880
EQ/Quality Bond PLUS........................     Class B 1.35%        $ 15.57                   324
EQ/Quality Bond PLUS........................     Class B 1.40%        $ 15.45                 4,304
EQ/Quality Bond PLUS........................     Class B 1.50%        $ 10.15                 5,828
EQ/Quality Bond PLUS........................     Class B 1.55%        $ 15.10                 1,534
EQ/Quality Bond PLUS........................     Class B 1.60%        $ 14.98                 1,459
EQ/Quality Bond PLUS........................     Class B 1.65%        $ 10.07                 4,558
EQ/Quality Bond PLUS........................     Class B 1.70%        $ 14.75                   502
EQ/Quality Bond PLUS........................     Class B 1.80%        $ 14.53                     4
EQ/Quality Bond PLUS........................     Class B 1.90%        $ 14.30                    31
EQ/Short Duration Bond......................     Class B 0.50%        $ 10.61                    --
EQ/Short Duration Bond......................     Class B 0.95%        $ 10.43                    --
EQ/Short Duration Bond......................     Class B 1.20%        $ 10.34                   478
EQ/Short Duration Bond......................     Class B 1.25%        $ 10.32                 1,426
EQ/Short Duration Bond......................     Class B 1.30%        $  9.93                 1,229
EQ/Short Duration Bond......................     Class B 1.35%        $ 10.28                   304
EQ/Short Duration Bond......................     Class B 1.40%        $ 10.26                 1,221
EQ/Short Duration Bond......................     Class B 1.50%        $ 10.22                 1,587
EQ/Short Duration Bond......................     Class B 1.55%        $ 10.20                 1,549
EQ/Short Duration Bond......................     Class B 1.60%        $ 10.18                   628
EQ/Short Duration Bond......................     Class B 1.65%        $ 10.16                 5,000
EQ/Short Duration Bond......................     Class B 1.70%        $ 10.15                   475
EQ/Short Duration Bond......................     Class B 1.80%        $ 10.11                     5
EQ/Short Duration Bond......................     Class B 1.90%        $ 10.07                     3

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Small Company Index...............     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index...............     Class B 0.95%        $ 11.28                   11
EQ/Small Company Index...............     Class B 1.20%        $ 10.97                2,545
EQ/Small Company Index...............     Class B 1.25%        $  9.41                3,503
EQ/Small Company Index...............     Class B 1.30%        $  9.35                2,215
EQ/Small Company Index...............     Class B 1.35%        $ 10.79                  995
EQ/Small Company Index...............     Class B 1.40%        $ 10.73                4,046
EQ/Small Company Index...............     Class B 1.50%        $  9.28                5,157
EQ/Small Company Index...............     Class B 1.55%        $ 10.55                2,777
EQ/Small Company Index...............     Class B 1.60%        $ 10.49                1,675
EQ/Small Company Index...............     Class B 1.65%        $  9.21                4,820
EQ/Small Company Index...............     Class B 1.70%        $ 10.37                  720
EQ/Small Company Index...............     Class B 1.80%        $ 10.26                    9
EQ/Small Company Index...............     Class B 1.90%        $ 10.14                    4
EQ/T. Rowe Price Growth Stock........     Class B 0.50%        $ 11.86                   --
EQ/T. Rowe Price Growth Stock........     Class B 0.95%        $ 10.81                    4
EQ/T. Rowe Price Growth Stock........     Class B 1.20%        $ 10.27                1,438
EQ/T. Rowe Price Growth Stock........     Class B 1.25%        $ 10.16                1,665
EQ/T. Rowe Price Growth Stock........     Class B 1.30%        $  3.85                2,900
EQ/T. Rowe Price Growth Stock........     Class B 1.35%        $  9.96                  369
EQ/T. Rowe Price Growth Stock........     Class B 1.40%        $  9.85                2,057
EQ/T. Rowe Price Growth Stock........     Class B 1.50%        $  9.65                2,729
EQ/T. Rowe Price Growth Stock........     Class B 1.55%        $  9.55                2,310
EQ/T. Rowe Price Growth Stock........     Class B 1.60%        $  9.45                1,328
EQ/T. Rowe Price Growth Stock........     Class B 1.65%        $  9.36                3,779
EQ/T. Rowe Price Growth Stock........     Class B 1.70%        $  9.26                  421
EQ/T. Rowe Price Growth Stock........     Class B 1.80%        $  9.07                   12
EQ/T. Rowe Price Growth Stock........     Class B 1.90%        $  8.88                   12
EQ/Templeton Growth..................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..................     Class B 0.95%        $  6.38                    1
EQ/Templeton Growth..................     Class B 1.20%        $  6.35                  561
EQ/Templeton Growth..................     Class B 1.25%        $  6.34                1,872
EQ/Templeton Growth..................     Class B 1.30%        $  6.33                4,870
EQ/Templeton Growth..................     Class B 1.35%        $  6.32                  189
EQ/Templeton Growth..................     Class B 1.40%        $  6.32                  766
EQ/Templeton Growth..................     Class B 1.50%        $  6.30                1,904
EQ/Templeton Growth..................     Class B 1.55%        $  6.29                3,287
EQ/Templeton Growth..................     Class B 1.60%        $  6.29                  411
EQ/Templeton Growth..................     Class B 1.65%        $  6.28                9,057
EQ/Templeton Growth..................     Class B 1.70%        $  6.27                  848
EQ/Templeton Growth..................     Class B 1.80%        $  6.26                    2
EQ/Templeton Growth..................     Class B 1.90%        $  6.24                   --
EQ/UBS Growth and Income.............     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.............     Class B 0.95%        $  3.84                   --
EQ/UBS Growth and Income.............     Class B 1.20%        $  3.75                  283
EQ/UBS Growth and Income.............     Class B 1.25%        $  3.73                1,764
EQ/UBS Growth and Income.............     Class B 1.30%        $  1.46                2,891
EQ/UBS Growth and Income.............     Class B 1.35%        $  3.69                  108
EQ/UBS Growth and Income.............     Class B 1.40%        $  3.67                  590
EQ/UBS Growth and Income.............     Class B 1.50%        $  3.63                3,589
EQ/UBS Growth and Income.............     Class B 1.55%        $  3.62                2,130
EQ/UBS Growth and Income.............     Class B 1.60%        $  3.60                  145
EQ/UBS Growth and Income.............     Class B 1.65%        $  3.58                3,308
EQ/UBS Growth and Income.............     Class B 1.70%        $  3.56                  153
EQ/UBS Growth and Income.............     Class B 1.80%        $  3.52                   --
EQ/UBS Growth and Income.............     Class B 1.90%        $  3.49                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                    --
EQ/Van Kampen Comstock.......................     Class B 0.95%        $  7.24                     1
EQ/Van Kampen Comstock.......................     Class B 1.20%        $  7.17                   493
EQ/Van Kampen Comstock.......................     Class B 1.25%        $  7.16                 4,223
EQ/Van Kampen Comstock.......................     Class B 1.30%        $  7.15                 2,784
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                   244
EQ/Van Kampen Comstock.......................     Class B 1.40%        $  7.12                   878
EQ/Van Kampen Comstock.......................     Class B 1.50%        $  7.09                 3,571
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                 2,035
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                   491
EQ/Van Kampen Comstock.......................     Class B 1.65%        $  7.05                10,821
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   545
EQ/Van Kampen Comstock.......................     Class B 1.80%        $  7.01                     2
EQ/Van Kampen Comstock.......................     Class B 1.90%        $  6.99                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.95%        $ 11.63                    30
EQ/Van Kampen Emerging Markets Equity........     Class B 1.20%        $ 11.30                 3,004
EQ/Van Kampen Emerging Markets Equity........     Class B 1.25%        $ 14.72                 5,840
EQ/Van Kampen Emerging Markets Equity........     Class B 1.30%        $ 14.63                 5,722
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                 1,671
EQ/Van Kampen Emerging Markets Equity........     Class B 1.40%        $ 11.05                 6,223
EQ/Van Kampen Emerging Markets Equity........     Class B 1.50%        $ 14.52                 9,735
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                 8,369
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                 2,396
EQ/Van Kampen Emerging Markets Equity........     Class B 1.65%        $ 14.40                 9,040
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                 1,528
EQ/Van Kampen Emerging Markets Equity........     Class B 1.80%        $ 10.55                    14
EQ/Van Kampen Emerging Markets Equity........     Class B 1.90%        $ 10.43                     2
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 0.95%        $  8.49                     5
EQ/Van Kampen Mid Cap Growth.................     Class B 1.20%        $  8.42                   971
EQ/Van Kampen Mid Cap Growth.................     Class B 1.25%        $  8.40                 3,245
EQ/Van Kampen Mid Cap Growth.................     Class B 1.30%        $  8.38                 3,390
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                   294
EQ/Van Kampen Mid Cap Growth.................     Class B 1.40%        $  8.35                 1,561
EQ/Van Kampen Mid Cap Growth.................     Class B 1.50%        $  8.32                 3,987
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                 3,782
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                   412
EQ/Van Kampen Mid Cap Growth.................     Class B 1.65%        $  8.28                 6,915
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   695
EQ/Van Kampen Mid Cap Growth.................     Class B 1.80%        $  8.23                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 1.90%        $  8.20                    --
EQ/Van Kampen Real Estate....................     Class B 1.20%        $  5.01                 1,885
EQ/Van Kampen Real Estate....................     Class B 1.25%        $  5.00                 9,478
EQ/Van Kampen Real Estate....................     Class B 1.30%        $  5.00                 6,805
EQ/Van Kampen Real Estate....................     Class B 1.40%        $  4.99                 3,678
EQ/Van Kampen Real Estate....................     Class B 1.50%        $  4.98                14,752
EQ/Van Kampen Real Estate....................     Class B 1.55%        $  4.98                 6,634
EQ/Van Kampen Real Estate....................     Class B 1.60%        $  4.98                   731
EQ/Van Kampen Real Estate....................     Class B 1.65%        $  4.97                13,059
EQ/Van Kampen Real Estate....................     Class B 1.70%        $  4.97                 1,342
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                    --
Multimanager Aggressive Equity...............     Class B 0.95%        $ 37.83                     1
Multimanager Aggressive Equity...............     Class B 1.20%        $ 35.69                   162
Multimanager Aggressive Equity...............     Class B 1.25%        $  7.59                   834
Multimanager Aggressive Equity...............     Class B 1.30%        $  7.50                   529

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
Multimanager Aggressive Equity...........     Class B 1.35%        $ 34.47                   305
Multimanager Aggressive Equity...........     Class B 1.40%        $ 34.07                   206
Multimanager Aggressive Equity...........     Class B 1.50%        $  7.49                 1,250
Multimanager Aggressive Equity...........     Class B 1.55%        $ 32.90                   210
Multimanager Aggressive Equity...........     Class B 1.60%        $ 32.52                   186
Multimanager Aggressive Equity...........     Class B 1.65%        $  7.43                 1,350
Multimanager Aggressive Equity...........     Class B 1.70%        $ 31.77                    53
Multimanager Aggressive Equity...........     Class B 1.80%        $ 31.04                     1
Multimanager Aggressive Equity...........     Class B 1.90%        $ 30.32                    --
Multimanager Core Bond...................     Class B 0.50%        $ 12.94                    --
Multimanager Core Bond...................     Class B 0.95%        $ 12.54                    --
Multimanager Core Bond...................     Class B 1.20%        $ 12.32                 8,401
Multimanager Core Bond...................     Class B 1.25%        $ 11.41                 6,075
Multimanager Core Bond...................     Class B 1.30%        $ 11.41                 2,680
Multimanager Core Bond...................     Class B 1.35%        $ 12.19                   705
Multimanager Core Bond...................     Class B 1.40%        $ 12.14                13,388
Multimanager Core Bond...................     Class B 1.50%        $ 11.26                 9,154
Multimanager Core Bond...................     Class B 1.55%        $ 12.02                 3,422
Multimanager Core Bond...................     Class B 1.60%        $ 11.97                 4,240
Multimanager Core Bond...................     Class B 1.65%        $ 11.17                11,031
Multimanager Core Bond...................     Class B 1.70%        $ 11.89                 3,511
Multimanager Core Bond...................     Class B 1.80%        $ 11.80                    19
Multimanager Core Bond...................     Class B 1.90%        $ 11.72                     3
Multimanager Health Care.................     Class B 0.50%        $  9.96                    --
Multimanager Health Care.................     Class B 0.95%        $  9.65                    --
Multimanager Health Care.................     Class B 1.20%        $  9.48                 2,706
Multimanager Health Care.................     Class B 1.25%        $ 10.01                 2,953
Multimanager Health Care.................     Class B 1.30%        $  9.97                 1,648
Multimanager Health Care.................     Class B 1.35%        $  9.38                   275
Multimanager Health Care.................     Class B 1.40%        $  9.34                 3,929
Multimanager Health Care.................     Class B 1.50%        $  9.87                 5,011
Multimanager Health Care.................     Class B 1.55%        $  9.25                 2,361
Multimanager Health Care.................     Class B 1.60%        $  9.21                 1,104
Multimanager Health Care.................     Class B 1.65%        $  9.79                 4,575
Multimanager Health Care.................     Class B 1.70%        $  9.15                   429
Multimanager Health Care.................     Class B 1.80%        $  9.08                     9
Multimanager Health Care.................     Class B 1.90%        $  9.02                     1
Multimanager High Yield..................     Class B 0.50%        $ 30.12                    --
Multimanager High Yield..................     Class B 0.95%        $ 27.26                     4
Multimanager High Yield..................     Class B 1.20%        $ 25.79                 2,545
Multimanager High Yield..................     Class B 1.25%        $  9.67                 6,014
Multimanager High Yield..................     Class B 1.30%        $  9.56                 2,102
Multimanager High Yield..................     Class B 1.35%        $ 24.94                 1,227
Multimanager High Yield..................     Class B 1.40%        $ 24.66                 3,858
Multimanager High Yield..................     Class B 1.50%        $  9.54                 9,841
Multimanager High Yield..................     Class B 1.55%        $ 23.85                 1,874
Multimanager High Yield..................     Class B 1.60%        $ 23.59                 2,063
Multimanager High Yield..................     Class B 1.65%        $  9.46                 6,601
Multimanager High Yield..................     Class B 1.70%        $ 23.07                   523
Multimanager High Yield..................     Class B 1.80%        $ 22.56                    11
Multimanager High Yield..................     Class B 1.90%        $ 22.06                     1
Multimanager International Equity........     Class B 0.50%        $ 10.39                    --
Multimanager International Equity........     Class B 0.95%        $ 10.06                    --
Multimanager International Equity........     Class B 1.20%        $  9.89                 2,888
Multimanager International Equity........     Class B 1.25%        $ 10.69                 3,883
Multimanager International Equity........     Class B 1.30%        $ 10.65                 2,606

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager International Equity.........     Class B 1.35%        $  9.78                  528
Multimanager International Equity.........     Class B 1.40%        $  9.75                4,854
Multimanager International Equity.........     Class B 1.50%        $ 10.54                6,101
Multimanager International Equity.........     Class B 1.55%        $  9.64                3,649
Multimanager International Equity.........     Class B 1.60%        $  9.61                1,547
Multimanager International Equity.........     Class B 1.65%        $ 10.46                7,867
Multimanager International Equity.........     Class B 1.70%        $  9.54                  951
Multimanager International Equity.........     Class B 1.80%        $  9.47                    9
Multimanager International Equity.........     Class B 1.90%        $  9.41                    1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                   --
Multimanager Large Cap Core Equity........     Class B 0.95%        $  7.84                    3
Multimanager Large Cap Core Equity........     Class B 1.20%        $  7.70                1,747
Multimanager Large Cap Core Equity........     Class B 1.25%        $  8.40                  907
Multimanager Large Cap Core Equity........     Class B 1.30%        $  8.36                  507
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                  192
Multimanager Large Cap Core Equity........     Class B 1.40%        $  7.59                2,992
Multimanager Large Cap Core Equity........     Class B 1.50%        $  8.28                1,691
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                  981
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                1,012
Multimanager Large Cap Core Equity........     Class B 1.65%        $  8.22                1,797
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                  447
Multimanager Large Cap Core Equity........     Class B 1.80%        $  7.38                    3
Multimanager Large Cap Core Equity........     Class B 1.90%        $  7.33                   --
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                   --
Multimanager Large Cap Growth.............     Class B 0.95%        $  5.86                   --
Multimanager Large Cap Growth.............     Class B 1.20%        $  5.76                3,514
Multimanager Large Cap Growth.............     Class B 1.25%        $  6.86                2,547
Multimanager Large Cap Growth.............     Class B 1.30%        $  6.83                1,190
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                  415
Multimanager Large Cap Growth.............     Class B 1.40%        $  5.68                6,433
Multimanager Large Cap Growth.............     Class B 1.50%        $  6.76                3,750
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                1,942
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                2,508
Multimanager Large Cap Growth.............     Class B 1.65%        $  6.71                3,987
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  840
Multimanager Large Cap Growth.............     Class B 1.80%        $  5.52                   39
Multimanager Large Cap Growth.............     Class B 1.90%        $  5.48                   --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                   --
Multimanager Large Cap Value..............     Class B 0.95%        $  9.32                   16
Multimanager Large Cap Value..............     Class B 1.20%        $  9.15                4,173
Multimanager Large Cap Value..............     Class B 1.25%        $  9.87                4,032
Multimanager Large Cap Value..............     Class B 1.30%        $  9.83                2,483
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                  478
Multimanager Large Cap Value..............     Class B 1.40%        $  9.02                6,385
Multimanager Large Cap Value..............     Class B 1.50%        $  9.73                6,245
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                3,416
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                2,480
Multimanager Large Cap Value..............     Class B 1.65%        $  9.65                6,951
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  921
Multimanager Large Cap Value..............     Class B 1.80%        $  8.77                   33
Multimanager Large Cap Value..............     Class B 1.90%        $  8.71                   --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                   --
Multimanager Mid Cap Growth...............     Class B 0.95%        $  6.91                    1
Multimanager Mid Cap Growth...............     Class B 1.20%        $  6.79                4,628
Multimanager Mid Cap Growth...............     Class B 1.25%        $  8.30                2,663
Multimanager Mid Cap Growth...............     Class B 1.30%        $  8.27                1,229

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
Multimanager Mid Cap Growth..........     Class B 1.35%        $  6.72                  426
Multimanager Mid Cap Growth..........     Class B 1.40%        $  6.69                7,140
Multimanager Mid Cap Growth..........     Class B 1.50%        $  8.18                4,032
Multimanager Mid Cap Growth..........     Class B 1.55%        $  6.62                1,770
Multimanager Mid Cap Growth..........     Class B 1.60%        $  6.60                2,611
Multimanager Mid Cap Growth..........     Class B 1.65%        $  8.12                4,317
Multimanager Mid Cap Growth..........     Class B 1.70%        $  6.55                  813
Multimanager Mid Cap Growth..........     Class B 1.80%        $  6.50                   11
Multimanager Mid Cap Growth..........     Class B 1.90%        $  6.46                    1
Multimanager Mid Cap Value...........     Class B 0.50%        $  9.22                   --
Multimanager Mid Cap Value...........     Class B 0.95%        $  8.93                    3
Multimanager Mid Cap Value...........     Class B 1.20%        $  8.78                3,405
Multimanager Mid Cap Value...........     Class B 1.25%        $  9.40                2,512
Multimanager Mid Cap Value...........     Class B 1.30%        $  9.36                1,300
Multimanager Mid Cap Value...........     Class B 1.35%        $  8.68                  410
Multimanager Mid Cap Value...........     Class B 1.40%        $  8.65                5,707
Multimanager Mid Cap Value...........     Class B 1.50%        $  9.27                3,935
Multimanager Mid Cap Value...........     Class B 1.55%        $  8.56                1,982
Multimanager Mid Cap Value...........     Class B 1.60%        $  8.53                2,077
Multimanager Mid Cap Value...........     Class B 1.65%        $  9.20                4,175
Multimanager Mid Cap Value...........     Class B 1.70%        $  8.47                  727
Multimanager Mid Cap Value...........     Class B 1.80%        $  8.41                   11
Multimanager Mid Cap Value...........     Class B 1.90%        $  8.35                    1
Multimanager Small Cap Growth........     Class B 0.50%        $  5.60                   --
Multimanager Small Cap Growth........     Class B 0.95%        $  5.35                    1
Multimanager Small Cap Growth........     Class B 1.20%        $  5.21                  728
Multimanager Small Cap Growth........     Class B 1.25%        $  5.19                4,114
Multimanager Small Cap Growth........     Class B 1.30%        $  2.98                4,840
Multimanager Small Cap Growth........     Class B 1.35%        $  5.14                  306
Multimanager Small Cap Growth........     Class B 1.40%        $  5.11                1,483
Multimanager Small Cap Growth........     Class B 1.50%        $  5.06                5,941
Multimanager Small Cap Growth........     Class B 1.55%        $  5.03                3,484
Multimanager Small Cap Growth........     Class B 1.60%        $  5.01                  350
Multimanager Small Cap Growth........     Class B 1.65%        $  4.98                6,845
Multimanager Small Cap Growth........     Class B 1.70%        $  4.95                  687
Multimanager Small Cap Growth........     Class B 1.80%        $  4.90                    1
Multimanager Small Cap Growth........     Class B 1.90%        $  4.85                   --
Multimanager Small Cap Value.........     Class B 0.50%        $ 11.78                   --
Multimanager Small Cap Value.........     Class B 0.95%        $ 11.21                    9
Multimanager Small Cap Value.........     Class B 1.20%        $ 10.90                4,558
Multimanager Small Cap Value.........     Class B 1.25%        $  8.20                6,215
Multimanager Small Cap Value.........     Class B 1.30%        $  8.15                  910
Multimanager Small Cap Value.........     Class B 1.35%        $ 10.72                2,179
Multimanager Small Cap Value.........     Class B 1.40%        $ 10.66                5,936
Multimanager Small Cap Value.........     Class B 1.50%        $  8.09                7,894
Multimanager Small Cap Value.........     Class B 1.55%        $ 10.48                1,879
Multimanager Small Cap Value.........     Class B 1.60%        $ 10.43                3,075
Multimanager Small Cap Value.........     Class B 1.65%        $  8.02                6,403
Multimanager Small Cap Value.........     Class B 1.70%        $ 10.31                  666
Multimanager Small Cap Value.........     Class B 1.80%        $ 10.20                   29
Multimanager Small Cap Value.........     Class B 1.90%        $ 10.08                    6
Multimanager Technology..............     Class B 0.50%        $  6.85                   --
Multimanager Technology..............     Class B 0.95%        $  6.64                   25
Multimanager Technology..............     Class B 1.20%        $  6.52                2,156
Multimanager Technology..............     Class B 1.25%        $  7.60                2,241
Multimanager Technology..............     Class B 1.30%        $  7.57                1,902

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                   Contract charges     Unit Value     Units Outstanding (000s)
                                  ------------------   ------------   -------------------------
Multimanager Technology........     Class B 1.35%         $ 6.45                  537
Multimanager Technology........     Class B 1.40%         $ 6.43                4,601
Multimanager Technology........     Class B 1.50%         $ 7.50                5,133
Multimanager Technology........     Class B 1.55%         $ 6.36                4,243
Multimanager Technology........     Class B 1.60%         $ 6.34                2,147
Multimanager Technology........     Class B 1.65%         $ 7.44                4,301
Multimanager Technology........     Class B 1.70%         $ 6.29                  462
Multimanager Technology........     Class B 1.80%         $ 6.25                    8
Multimanager Technology........     Class B 1.90%         $ 6.20                   --

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                          Allocation         Allocation            Allocation
                                                     ------------------- ------------------ -----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     43,475,876     $   60,694,901       $   47,959,378
  Expenses:
    Asset-based charges.............................        39,539,772         13,658,850           18,031,056
                                                      ----------------     --------------       --------------
Net Investment Income (Loss)........................         3,936,104         47,036,051           29,928,322
                                                      ----------------     --------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............       (50,014,957)       (21,365,385)         (25,239,385)
  Realized gain distribution from The Trusts........       181,297,323         13,756,608           32,119,239
                                                      ----------------     --------------       --------------
  Net realized gain (loss)..........................       131,282,366         (7,608,777)           6,879,854
                                                      ----------------     --------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................    (1,449,797,143)      (159,266,295)        (315,384,042)
                                                      ----------------     --------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,318,514,777)      (166,875,072)        (308,504,188)
                                                      ----------------     --------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................  $ (1,314,578,673)    $ (119,839,021)      $ (278,575,866)
                                                      ================     ==============       ==============



                                                          AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                           Allocation          Allocation          Common Stock
                                                      ------------------- ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    228,580,685    $    225,406,113       $   15,061,103
  Expenses:
    Asset-based charges.............................         83,977,450         142,061,852           13,400,647
                                                       ----------------    ----------------       --------------
Net Investment Income (Loss)........................        144,603,235          83,344,261            1,660,456
                                                       ----------------    ----------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............         (1,977,088)        (46,138,786)          (9,877,898)
  Realized gain distribution from The Trusts........        242,661,895         500,717,492                   --
                                                       ----------------    ----------------       --------------
  Net realized gain (loss)..........................        240,684,807         454,578,706           (9,877,898)
                                                       ----------------    ----------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................     (2,048,184,961)     (4,240,331,255)        (509,119,672)
                                                       ----------------    ----------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,807,500,154)     (3,785,752,549)        (518,997,570)
                                                       ----------------    ----------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   $ (1,662,896,919)   $ (3,702,408,288)      $ (517,337,114)
                                                       ================    ================       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Securities           International        Small Cap Growth
                                                     --------------------- ---------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $ 12,784,560          $   27,095,257         $           --
  Expenses:
    Asset-based charges.............................        4,962,814              14,618,030              6,084,011
                                                         ------------          --------------         --------------
Net Investment Income (Loss)........................        7,821,746              12,477,227             (6,084,011)
                                                         ------------          --------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,366,840)              8,071,308             (8,898,837)
    Realized gain distribution from The Trusts......               --              16,908,423                589,575
                                                         ------------          --------------         --------------
  Net realized gain (loss)..........................       (1,366,840)             24,979,731             (8,309,262)
                                                         ------------          --------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................        1,364,716            (689,165,353)          (222,476,523)
                                                         ------------          --------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................           (2,124)           (664,185,622)          (230,785,785)
                                                         ------------          --------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $  7,819,622          $ (651,708,395)        $ (236,869,796)
                                                         ============          ==============         ==============



                                                           EQ/Ariel          EQ/AXA Rosenberg         EQ/BlackRock
                                                       Appreciation II   Value Long/Short Equity   Basic Value Equity
                                                      ----------------- ------------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     454,064         $     256,168         $   11,805,862
  Expenses:
    Asset-based charges.............................          723,965             2,099,814              9,899,013
                                                        -------------         -------------         --------------
Net Investment Income (Loss)........................         (269,901)           (1,843,646)             1,906,849
                                                        -------------         -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,904,956)           (3,734,130)           (10,058,990)
    Realized gain distribution from The Trusts......          178,911                    --              3,251,229
                                                        -------------         -------------         --------------
  Net realized gain (loss)..........................       (3,726,045)           (3,734,130)            (6,807,761)
                                                        -------------         -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (21,331,726)           (5,980,556)          (305,492,350)
                                                        -------------         -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (25,057,771)           (9,714,686)          (312,300,111)
                                                        -------------         -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (25,327,672)        $ (11,558,332)        $ (310,393,262)
                                                        =============         =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                      International Value      Equity Income     Socially Responsible
                                                     --------------------- -------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   18,961,935        $   4,298,665         $     153,020
  Expenses:
    Asset-based charges.............................        12,681,260            2,589,159               749,526
                                                        --------------        -------------         -------------
Net Investment Income (Loss)........................         6,280,675            1,709,506              (596,506)
                                                        --------------        -------------         -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............            85,152           (7,074,396)           (1,410,399)
    Realized gain distribution from The Trusts......        21,437,617            2,067,390               734,616
                                                        --------------        -------------         -------------
  Net realized gain (loss)..........................        21,522,769           (5,007,006)             (675,783)
                                                        --------------        -------------         -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (506,344,124)         (66,805,964)          (28,608,826)
                                                        --------------        -------------         -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (484,821,355)         (71,812,970)          (29,284,609)
                                                        --------------        -------------         -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (478,540,680)       $ (70,103,464)        $ (29,881,115)
                                                        ==============        =============         =============


                                                          EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                       Guardian Growth   Guardian Research    High Yield Bond
                                                      ----------------- ------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      658,708     $   10,435,729       $  11,366,597
  Expenses:
    Asset-based charges.............................        5,488,589         16,684,762           2,080,066
                                                       --------------     --------------       -------------
Net Investment Income (Loss)........................       (4,829,881)        (6,249,033)          9,286,531
                                                       --------------     --------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,137,954)        15,643,765          (7,485,659)
    Realized gain distribution from The Trusts......               --         19,216,412                  --
                                                       --------------     --------------       -------------
  Net realized gain (loss)..........................       (3,137,954)        34,860,177          (7,485,659)
                                                       --------------     --------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (175,765,854)      (581,110,378)        (33,083,367)
                                                       --------------     --------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (178,903,808)      (546,250,201)        (40,569,026)
                                                       --------------     --------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (183,733,689)    $ (552,499,234)      $ (31,282,495)
                                                       ==============     ==============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Davis          EQ/Equity         EQ/Evergreen
                                                      New York Venture      500 Index      International Bond
                                                     ------------------ ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    1,766,544    $   21,523,400      $   70,881,744
  Expenses:
    Asset-based charges.............................        4,240,760        18,255,723           5,386,252
                                                       --------------    --------------      --------------
Net Investment Income (Loss)........................       (2,474,216)        3,267,677          65,495,492
                                                       --------------    --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (11,064,766)        1,257,345           7,956,127
    Realized gain distribution from The Trusts......               --        12,189,496                  --
                                                       --------------    --------------      --------------
  Net realized gain (loss)..........................      (11,064,766)       13,446,841           7,956,127
                                                       --------------    --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (130,689,555)     (588,331,784)        (67,209,876)
                                                       --------------    --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (141,754,321)     (574,884,943)        (59,253,749)
                                                       --------------    --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (144,228,537)   $ (571,617,266)     $    6,241,743
                                                       ==============    ==============      ==============



                                                        EQ/Evergreen       EQ/Franklin       EQ/Franklin
                                                            Omega            Income        Small Cap Value
                                                      ---------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     884,502     $   34,505,301    $     728,241
  Expenses:
    Asset-based charges.............................       2,171,800          8,165,359        1,010,387
                                                       -------------     --------------    -------------
Net Investment Income (Loss)........................      (1,287,298)        26,339,942         (282,146)
                                                       -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (6,872,902)       (25,473,569)      (8,686,880)
    Realized gain distribution from The Trusts......       2,430,624                 --               --
                                                       -------------     --------------    -------------
  Net realized gain (loss)..........................      (4,442,278)       (25,473,569)      (8,686,880)
                                                       -------------     --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (45,017,948)      (210,034,118)     (21,900,745)
                                                       -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (49,460,226)      (235,507,687)     (30,587,625)
                                                       -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (50,747,524)    $ (209,167,745)   $ (30,869,771)
                                                       =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Franklin         EQ/GAMCO
                                                      Templeton Founding     Mergers and     EQ/GAMCO Small
                                                           Strategy         Acquisitions      Company Value
                                                     -------------------- ---------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   51,453,841     $     626,961     $    2,731,988
  Expenses:
    Asset-based charges.............................        15,487,283         1,850,488          6,616,581
                                                        --------------     -------------     --------------
Net Investment Income (Loss)........................        35,966,558        (1,223,527)        (3,884,593)
                                                        --------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (26,487,462)       (3,821,896)        (9,622,960)
    Realized gain distribution from The Trusts......             2,080         4,859,572         15,812,497
                                                        --------------     -------------     --------------
  Net realized gain (loss)..........................       (26,485,382)        1,037,676          6,189,537
                                                        --------------     -------------     --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................      (501,379,956)      (20,056,018)      (172,866,113)
                                                        --------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (527,865,338)      (19,018,342)      (166,676,576)
                                                        --------------     -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (491,898,780)    $ (20,241,869)    $ (170,561,169)
                                                        ==============     =============     ==============


                                                      EQ/International                          EQ/International
                                                          Core PLUS      EQ/International ETF        Growth
                                                     ------------------ ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   12,455,363        $    152,463       $    2,259,940
  Expenses:
    Asset-based charges.............................       12,361,599                  --            3,435,543
                                                       --------------        ------------       --------------
Net Investment Income (Loss)........................           93,764             152,463           (1,175,603)
                                                       --------------        ------------       --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       11,471,956            (319,876)         (14,203,965)
    Realized gain distribution from The Trusts......       12,279,301                 342            4,593,717
                                                       --------------        ------------       --------------
  Net realized gain (loss)..........................       23,751,257            (319,534)          (9,610,248)
                                                       --------------        ------------       --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (488,516,584)         (1,432,902)        (105,847,924)
                                                       --------------        ------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (464,765,327)         (1,752,436)        (115,458,172)
                                                       --------------        ------------       --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (464,671,563)       $ (1,599,973)      $ (116,633,775)
                                                       ==============        ============       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/JPMorgan         EQ/JPMorgan
                                                          Core Bond      Value Opportunities
                                                     ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   44,337,650      $    5,558,859
  Expenses:
    Asset-based charges.............................       15,878,364           4,493,938
                                                       --------------      --------------
Net Investment Income (Loss)........................       28,459,286           1,064,921
                                                       --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,827,360)        (20,041,344)
    Realized gain distribution from The Trusts......               --           3,330,483
                                                       --------------      --------------
  Net realized gain (loss)..........................      (33,827,360)        (16,710,861)
                                                       --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (114,440,875)       (141,195,370)
                                                       --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (148,268,235)       (157,906,231)
                                                       --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (119,808,949)     $ (156,841,310)
                                                       ==============      ==============



                                                       EQ/Large Cap      EQ/Large Cap      EQ/Large Cap      EQ/Large Cap
                                                         Core PLUS       Growth Index      Growth PLUS        Value Index
                                                     ---------------- ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     640,135    $      471,270    $      300,001     $    1,773,982
  Expenses:
    Asset-based charges.............................      2,768,486         4,855,764         4,147,421          1,947,525
                                                      -------------    --------------    --------------     --------------
Net Investment Income (Loss)........................     (2,128,351)       (4,384,494)       (3,847,420)          (173,543)
                                                      -------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (8,730,231)         (753,175)        3,819,000        (18,493,317)
    Realized gain distribution from The Trusts......             --                --                --          3,511,072
                                                      -------------    --------------    --------------     --------------
  Net realized gain (loss)..........................     (8,730,231)         (753,175)        3,819,000        (14,982,245)
                                                      -------------    --------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (75,404,584)     (145,142,612)     (134,073,469)       (88,532,502)
                                                      -------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (84,134,815)     (145,895,787)     (130,254,469)      (103,514,747)
                                                      -------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (86,263,166)   $ (150,280,281)   $ (134,101,889)    $ (103,688,290)
                                                      =============    ==============    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap       EQ/Long       EQ/Lord Abbett
                                                         Value PLUS       Term Bond    Growth and Income
                                                     ------------------ ------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   48,778,635    $7,007,165      $   1,886,684
  Expenses:
    Asset-based charges.............................       24,855,470     1,644,108          1,802,702
                                                       --------------    ----------      -------------
Net Investment Income (Loss)........................       23,923,165     5,363,057             83,982
                                                       --------------    ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,805,389)     (328,018)        (3,662,419)
    Realized gain distribution from The Trusts......               --       794,483            309,320
                                                       --------------    ----------      -------------
  Net realized gain (loss)..........................      (33,805,389)      466,465         (3,353,099)
                                                       --------------    ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (936,768,121)      557,676        (52,452,677)
                                                       --------------    ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (970,573,510)    1,024,141        (55,805,776)
                                                       --------------    ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (946,650,345)   $6,387,198      $ (55,721,794)
                                                       ==============    ==========      =============


                                                      EQ/Lord Abbett    EQ/Lord Abbett       EQ/Marsico
                                                      Large Cap Core     Mid Cap Value         Focus
                                                     ---------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   1,068,793     $    3,793,229    $   14,996,911
  Expenses:
    Asset-based charges.............................      1,331,320          3,723,396        23,224,023
                                                      -------------     --------------    --------------
Net Investment Income (Loss)........................       (262,527)            69,833        (8,227,112)
                                                      -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (3,881,435)       (13,493,734)       23,216,990
    Realized gain distribution from The Trusts......        605,586          7,228,956        16,603,409
                                                      -------------     --------------    --------------
  Net realized gain (loss)..........................     (3,275,849)        (6,264,778)       39,820,399
                                                      -------------     --------------    --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................    (30,541,689)      (117,086,130)     (832,575,684)
                                                      -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (33,817,538)      (123,350,908)     (792,755,285)
                                                      -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (34,080,065)    $ (123,281,075)   $ (800,982,397)
                                                      =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap        EQ/Mid Cap        EQ/Money
                                                           Index           Value PLUS         Market
                                                     ----------------- ------------------ --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    6,969,523     $    8,466,656    $22,433,185
  Expenses:
    Asset-based charges.............................      11,507,198          8,849,281     17,129,200
                                                      --------------     --------------    -----------
Net Investment Income (Loss)........................      (4,537,675)          (382,625)     5,303,985
                                                      --------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (32,831,518)       (79,877,282)       (71,662)
    Realized gain distribution from The Trusts......       8,574,962                 --             --
                                                      --------------     --------------    -----------
  Net realized gain (loss)..........................     (24,256,556)       (79,877,282)       (71,662)
                                                      --------------     --------------    -----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (472,975,556)      (212,234,558)       (62,631)
                                                      --------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (497,232,112)      (292,111,840)      (134,293)
                                                      --------------     --------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (501,769,787)    $ (292,494,465)   $ 5,169,692
                                                      ==============     ==============    ===========


                                                      EQ/Montag & Caldwell       EQ/Mutual      EQ/Oppenheimer
                                                             Growth               Shares            Global
                                                     ---------------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $     358,514        $   10,575,549    $   1,528,008
  Expenses:
    Asset-based charges.............................         2,089,490             4,281,598        1,699,945
                                                         -------------        --------------    -------------
Net Investment Income (Loss)........................        (1,730,976)            6,293,951         (171,937)
                                                         -------------        --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (6,065,466)          (17,044,008)     (11,040,438)
    Realized gain distribution from The Trusts......                --                    --          187,676
                                                         -------------        --------------    -------------
  Net realized gain (loss)..........................        (6,065,466)          (17,044,008)     (10,852,762)
                                                         -------------        --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (53,756,587)         (126,766,530)     (51,264,819)
                                                         -------------        --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (59,822,053)         (143,810,538)     (62,117,581)
                                                         -------------        --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (61,553,029)       $ (137,516,587)   $ (62,289,518)
                                                         =============        ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street       Main Street
                                                        Opportunity        Small Cap
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     278,515    $      66,175
  Expenses:
    Asset-based charges.............................         498,725          871,683
                                                       -------------    -------------
Net Investment Income (Loss)........................        (220,210)        (805,508)
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (5,044,440)      (6,080,785)
    Realized gain distribution from The Trusts......              --          134,596
                                                       -------------    -------------
  Net realized gain (loss)..........................      (5,044,440)      (5,946,189)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (16,088,699)     (26,326,303)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (21,133,139)     (32,272,492)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (21,353,349)   $ (33,078,000)
                                                       =============    =============


                                                          EQ/PIMCO        EQ/Quality        EQ/Short         EQ/Small
                                                        Real Return        Bond PLUS     Duration Bond     Company Index
                                                     ----------------- ---------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   26,106,437    $  18,806,873    $   8,372,433    $    3,126,354
  Expenses:
    Asset-based charges.............................      12,155,601        5,412,722        1,690,017         5,370,137
                                                      --------------    -------------    -------------    --------------
Net Investment Income (Loss)........................      13,950,836       13,394,151        6,682,416        (2,243,783)
                                                      --------------    -------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       5,446,842       (7,378,896)      (1,147,459)      (11,882,685)
    Realized gain distribution from The Trusts......      50,351,628               --               --        30,372,072
                                                      --------------    -------------    -------------    --------------
  Net realized gain (loss)..........................      55,798,470       (7,378,896)      (1,147,459)       18,489,387
                                                      --------------    -------------    -------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (139,568,977)     (36,321,748)     (10,470,086)     (168,643,358)
                                                      --------------    -------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (83,770,507)     (43,700,644)     (11,617,545)     (150,153,971)
                                                      --------------    -------------    -------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (69,819,671)   $ (30,306,493)   $  (4,935,129)   $ (152,397,754)
                                                      ==============    =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/T. Rowe Price     EQ/Templeton
                                                        Growth Stock          Growth
                                                     ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $        8,160     $    3,339,056
  Expenses:
    Asset-based charges.............................        3,540,524          3,217,154
                                                       --------------     --------------
Net Investment Income (Loss)........................       (3,532,364)           121,902
                                                       --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,862,403)       (15,288,794)
    Realized gain distribution from The Trusts......           50,320                 --
                                                       --------------     --------------
  Net realized gain (loss)..........................       (1,812,083)       (15,288,794)
                                                       --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (120,650,775)       (95,839,083)
                                                       --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (122,462,858)      (111,127,877)
                                                       --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (125,995,222)    $ (111,005,975)
                                                       ==============     ==============


                                                                                              EQ/Van Kampen
                                                            EQ/UBS         EQ/Van Kampen    Emerging Markets    EQ/Van Kampen
                                                      Growth and Income       Comstock           Equity         Mid Cap Growth
                                                     ------------------- ----------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     830,802     $    4,773,911     $    1,771,182    $           --
  Expenses:
    Asset-based charges.............................          985,039          3,627,620         17,523,987         4,334,837
                                                        -------------     --------------     --------------    --------------
Net Investment Income (Loss)........................         (154,237)         1,146,291        (15,752,805)       (4,334,837)
                                                        -------------     --------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (2,709,534)        (8,955,642)         3,617,201       (10,432,354)
    Realized gain distribution from The Trusts......               --          2,171,823         61,537,000                --
                                                        -------------     --------------     --------------    --------------
  Net realized gain (loss)..........................       (2,709,534)        (6,783,819)        65,154,201       (10,432,354)
                                                        -------------     --------------     --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (30,779,777)      (103,659,127)      (985,591,293)     (166,657,947)
                                                        -------------     --------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (33,489,311)      (110,442,946)      (920,437,092)     (177,090,301)
                                                        -------------     --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (33,643,548)    $ (109,296,655)    $ (936,189,897)   $ (181,425,138)
                                                        =============     ==============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen       Multimanager      Multimanager
                                                         Real Estate     Aggressive Equity      Core Bond
                                                     ------------------ ------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   10,226,118      $     362,630     $   33,788,400
  Expenses:
    Asset-based charges.............................        6,058,268          1,480,732          9,990,211
                                                       --------------      -------------     --------------
Net Investment Income (Loss)........................        4,167,850         (1,118,102)        23,798,189
                                                       --------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (21,534,708)        (1,624,330)        (3,756,623)
    Realized gain distribution from The Trusts......        3,110,516                 --         19,359,681
                                                       --------------      -------------     --------------
  Net realized gain (loss)..........................      (18,424,192)        (1,624,330)        15,603,058
                                                       --------------      -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (172,012,766)       (58,474,374)       (31,731,111)
                                                       --------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (190,436,958)       (60,098,704)       (16,128,053)
                                                       --------------      -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (186,269,108)     $ (61,216,806)    $    7,670,136
                                                       ==============      =============     ==============


                                                       Multimanager      Multimanager         Multimanager
                                                        Health Care       High Yield      International Equity
                                                     ---------------- ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   63,373,150      $    8,541,362
  Expenses:
    Asset-based charges.............................      4,239,081         10,614,425           8,055,090
                                                      -------------     --------------      --------------
Net Investment Income (Loss)........................     (4,239,081)        52,758,725             486,272
                                                      -------------     --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,210,901)       (38,020,929)         (2,187,524)
    Realized gain distribution from The Trusts......      3,403,465                 --          10,424,588
                                                      -------------     --------------      --------------
  Net realized gain (loss)..........................     (3,807,436)       (38,020,929)          8,237,064
                                                      -------------     --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (85,613,153)      (201,076,743)       (341,084,511)
                                                      -------------     --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (89,420,589)      (239,097,672)       (332,847,447)
                                                      -------------     --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (93,659,670)    $ (186,338,947)     $ (332,361,175)
                                                      =============     ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager      Multimanager      Multimanager
                                                         Large Cap         Large Cap          Large Cap
                                                        Core Equity          Growth             Value
                                                     ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     716,674    $           --     $    6,792,003
  Expenses:
    Asset-based charges.............................       1,999,491         3,718,749          7,111,367
                                                       -------------    --------------     --------------
Net Investment Income (Loss)........................      (1,282,817)       (3,718,749)          (319,364)
                                                       -------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (3,352,636)       (9,839,415)       (18,007,950)
    Realized gain distribution from The Trusts......         299,468            41,523          1,170,362
                                                       -------------    --------------     --------------
  Net realized gain (loss)..........................      (3,053,168)       (9,797,892)       (16,837,588)
                                                       -------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (63,496,754)     (130,114,572)      (209,296,551)
                                                       -------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (66,549,922)     (139,912,464)      (226,134,139)
                                                       -------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (67,832,739)   $ (143,631,213)    $ (226,453,503)
                                                       =============    ==============     ==============



                                                        Multimanager       Multimanager       Multimanager
                                                           Mid Cap            Mid Cap           Small Cap
                                                           Growth              Value             Growth
                                                     ------------------ ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $           --     $    1,443,577     $           --
  Expenses:
    Asset-based charges.............................        4,650,103          4,586,595          2,723,714
                                                       --------------     --------------     --------------
Net Investment Income (Loss)........................       (4,650,103)        (3,143,018)        (2,723,714)
                                                       --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (13,929,844)       (31,220,744)       (17,341,396)
    Realized gain distribution from The Trusts......        3,491,950          4,074,649            728,355
                                                       --------------     --------------     --------------
  Net realized gain (loss)..........................      (10,437,894)       (27,146,095)       (16,613,041)
                                                       --------------     --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (161,055,636)      (107,537,998)       (81,669,836)
                                                       --------------     --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (171,493,530)      (134,684,093)       (98,282,877)
                                                       --------------     --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (176,143,633)    $ (137,827,111)    $ (101,006,591)
                                                       ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager
                                                         Small Cap        Multimanager
                                                           Value           Technology
                                                     ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    1,321,259    $           --
  Expenses:
    Asset-based charges.............................       7,992,100         4,289,714
                                                      --------------    --------------
Net Investment Income (Loss)........................      (6,670,841)       (4,289,714)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (46,163,380)        4,441,497
    Realized gain distribution from The Trusts......       2,300,176                --
                                                      --------------    --------------
  Net realized gain (loss)..........................     (43,863,204)        4,441,497
                                                      --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (199,190,979)     (179,730,920)
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (243,054,183)     (175,289,423)
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (249,725,024)   $ (179,579,137)
                                                      ==============    ==============


                                                      Target 2015   Target 2025   Target 2035    Target 2045
                                                       Allocation    Allocation    Allocation    Allocation
                                                     ------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      --    $       --    $   24,776     $   21,233
  Expenses:
    Asset-based charges.............................          --            --            --             --
                                                       ---------    ----------    ----------     ----------
Net Investment Income (Loss)........................          --            --        24,776         21,233
                                                       ---------    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      45,811        54,278            --             --
    Realized gain distribution from The Trusts......          --            --        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Net realized gain (loss)..........................      45,811        54,278        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................     (86,045)     (103,585)     (486,172)      (532,414)
                                                       ---------    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,234)      (49,307)     (471,516)      (511,680)
                                                       ---------    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,234)   $  (49,307)   $ (446,740)    $ (490,447)
                                                       =========    ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              AXA Aggressive
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       3,936,104    $   32,391,791
  Net realized gain (loss) on investments........        131,282,366       131,968,772
  Change in unrealized appreciation
    (depreciation) of investments................     (1,449,797,143)      (97,771,692)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (1,314,578,673)       66,588,871
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........        779,016,877     1,176,124,863
    Transfers between funds including
      guaranteed interest account, net...........         75,436,777       165,605,218
    Transfers for contract benefits and
      terminations...............................        (99,788,750)      (77,561,900)
    Contract maintenance charges.................        (29,008,368)      (16,030,668)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        725,656,536     1,248,137,513
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           (405,768)         (625,147)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (589,327,905)    1,314,101,237
Net Assets -- Beginning of Period................      2,787,959,608     1,473,858,371
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   2,198,631,703    $2,787,959,608
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             87,524            97,725
  Units Redeemed.................................            (26,948)          (11,807)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             60,576            85,918
                                                   =================    ==============
                                                           AXA Conservative                   AXA Conservative-Plus
                                                              Allocation                           Allocation
                                                  ----------------------------------- -------------------------------------
                                                         2008              2007              2008               2007
                                                  ------------------ ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   47,036,051    $  11,885,291     $   29,928,322     $   19,521,518
  Net realized gain (loss) on investments........       (7,608,777)      15,230,093          6,879,854         32,848,368
  Change in unrealized appreciation
    (depreciation) of investments................     (159,266,295)      (8,667,059)      (315,384,042)       (18,980,507)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,839,021)      18,448,325       (278,575,866)        33,389,379
                                                    --------------    -------------     --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      224,125,509      112,696,853        292,413,908        220,384,033
    Transfers between funds including
      guaranteed interest account, net...........      820,180,316      122,797,914        309,105,532         96,909,579
    Transfers for contract benefits and
      terminations...............................      (87,145,892)     (42,430,719)       (97,480,974)       (59,646,899)
    Contract maintenance charges.................       (9,569,855)      (3,514,814)       (11,725,004)        (7,051,116)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      947,590,078      189,549,234        492,313,462        250,595,597
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          327,000               --             17,098              2,367
                                                    --------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets................      828,078,057      207,997,559        213,754,694        283,987,343
Net Assets -- Beginning of Period................      512,690,295      304,692,736      1,028,164,011        744,176,668
                                                    --------------    -------------     --------------     --------------
Net Assets -- End of Period......................   $1,340,768,352    $ 512,690,295     $1,241,918,705     $1,028,164,011
                                                    ==============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          113,047           40,052             66,914             38,552
  Units Redeemed.................................          (26,206)         (23,386)           (23,283)           (17,792)
                                                    --------------    -------------     --------------     --------------
  Net Increase (Decrease)........................           86,841           16,666             43,631             20,760
                                                    ==============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     144,603,235    $   98,473,231
 Net realized gain (loss) on investments.........        240,684,807       171,100,302
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,048,184,961)      (56,033,792)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  operations.....................................     (1,662,896,919)      213,539,741
                                                   -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,414,673,639     1,252,051,668
  Transfers between funds including
   guaranteed interest account, net..............        452,134,313       248,986,023
  Transfers for contract benefits and
   terminations..................................       (367,318,946)     (304,823,603)
  Contract maintenance charges...................        (55,459,239)      (39,920,371)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,444,029,767     1,156,293,717
                                                   -----------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (242,999)          (26,419)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (219,110,151)    1,369,807,039
Net Assets -- Beginning of Period................      5,581,130,343     4,211,323,304
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   5,362,020,192    $5,581,130,343
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued....................................            125,254            87,744
 Units Redeemed..................................            (26,736)          (15,901)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             98,518            71,843
                                                   =================    ==============

                                                            AXA Moderate-Plus                    EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                  -------------------------------------- ------------------------------------
                                                          2008               2007               2008              2007
                                                  ------------------- ------------------ ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      83,344,261    $  138,685,694    $     1,660,456    $   (6,264,923)
  Net realized gain (loss) on investments........        454,578,706       344,131,313         (9,877,898)       40,907,683
  Change in unrealized appreciation
    (depreciation) of investments................     (4,240,331,255)     (158,174,434)      (509,119,672)       (6,366,134)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (3,702,408,288)      324,642,573       (517,337,114)       28,276,626
                                                   -----------------    --------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      2,281,673,853     3,022,793,996         56,901,214        89,129,139
    Transfers between funds including
      guaranteed interest account, net...........        310,927,122       752,517,446        (59,248,095)     (120,783,852)
    Transfers for contract benefits and
      terminations...............................       (454,122,102)     (357,527,075)       (75,547,301)     (120,975,473)
    Contract maintenance charges.................       (102,426,627)      (65,315,919)        (8,801,481)       (9,583,822)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      2,036,052,246     3,352,468,448        (86,695,663)     (162,214,008)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....            (30,197)           84,703             78,001            61,494
                                                   -----------------    --------------    ---------------    --------------
Increase (Decrease) in Net Assets................     (1,666,386,239)    3,677,195,724       (603,954,776)     (133,875,888)
Net Assets -- Beginning of Period................      9,864,220,638     6,187,024,914      1,221,599,965     1,355,475,853
                                                   -----------------    --------------    ---------------    --------------
Net Assets -- End of Period......................  $   8,197,834,399    $9,864,220,638    $   617,645,189    $1,221,599,965
                                                   =================    ==============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            220,674           261,996              4,910             4,066
  Units Redeemed.................................            (56,396)          (23,400)            (6,642)           (6,632)
                                                   -----------------    --------------    ---------------    --------------
  Net Increase (Decrease)........................            164,278           238,596             (1,732)           (2,566)
                                                   =================    ==============    ===============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                       Intermediate Government              EQ/AllianceBernstein
                                                             Securities                        International
                                                  --------------------------------- ------------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   7,821,746    $   8,429,131    $    12,477,227    $     (472,811)
  Net realized gain (loss) on investments........     (1,366,840)      (2,368,295)        24,979,731       162,502,124
  Change in unrealized appreciation
    (depreciation) of investments................      1,364,716        9,261,262       (689,165,353)      (65,164,226)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................      7,819,622       15,322,098       (651,708,395)       96,865,087
                                                   -------------    -------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     42,004,283       12,541,487        115,436,752       236,797,792
    Transfers between funds including
      guaranteed interest account, net...........     94,974,307        7,893,862        (74,025,783)      110,751,037
    Transfers for contract benefits and
      terminations...............................    (36,984,246)     (32,594,693)       (55,977,050)      (70,452,562)
    Contract maintenance charges.................     (3,042,890)      (2,080,528)       (10,506,171)       (8,549,775)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     96,951,454      (14,239,872)       (25,072,252)      268,546,492
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (120,000)          (2,133)          (150,998)           (4,737)
                                                   -------------    -------------    ---------------    --------------
Increase (Decrease) in Net Assets................    104,651,076        1,080,093       (676,931,645)      365,406,842
Net Assets -- Beginning of Period................    297,019,320      295,939,227      1,284,920,261       919,513,419
                                                   -------------    -------------    ---------------    --------------
Net Assets -- End of Period......................  $ 401,670,396    $ 297,019,320    $   607,988,616    $1,284,920,261
                                                   =============    =============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         19,978            5,930             10,714            20,571
  Units Redeemed.................................        (11,686)          (6,292)           (12,308)           (6,784)
                                                   -------------    -------------    ---------------    --------------
  Net Increase (Decrease)........................          8,292             (362)            (1,594)           13,787
                                                   =============    =============    ===============    ==============

                                                         EQ/AllianceBernstein
                                                           Small Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,084,011)  $  (7,333,508)
  Net realized gain (loss) on investments........       (8,309,262)    109,170,025
  Change in unrealized appreciation
    (depreciation) of investments................     (222,476,523)    (34,042,658)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (236,869,796)     67,793,859
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,063,336      46,636,441
    Transfers between funds including
      guaranteed interest account, net...........      (12,427,376)    (17,044,208)
    Transfers for contract benefits and
      terminations...............................      (30,315,140)    (46,468,053)
    Contract maintenance charges.................       (3,982,954)     (3,644,114)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (9,662,134)    (20,519,934)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (186,999)         (2,649)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (246,718,929)     47,271,276
Net Assets -- Beginning of Period................      527,140,872     479,869,596
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   280,421,943   $ 527,140,872
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,966           5,921
  Units Redeemed.................................           (6,343)         (6,710)
                                                   ---------------   -------------
  Net Increase (Decrease)........................             (377)           (789)
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                  -------------------------------- ---------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (269,901)  $   (454,336)   $  (1,843,646)   $     557,078
  Net realized gain (loss) on investments........      (3,726,045)     1,766,134       (3,734,130)        (636,517)
  Change in unrealized appreciation
    (depreciation) of investments................     (21,331,726)    (4,076,114)      (5,980,556)       2,056,359
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................     (25,327,672)    (2,764,316)     (11,558,332)       1,976,920
                                                   --------------   ------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       8,923,474     19,216,403       11,056,946       19,258,475
    Transfers between funds including
      guaranteed interest account, net...........       8,325,131      6,872,221       21,952,839      (17,848,655)
    Transfers for contract benefits and
      terminations...............................      (2,162,219)    (1,503,449)      (7,889,538)      (9,988,002)
    Contract maintenance charges.................        (544,215)      (328,265)      (1,704,791)      (1,317,250)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      14,542,171     24,256,910       23,415,456       (9,895,432)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (999,499)            --          (23,002)            (846)
                                                   --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets................     (11,785,000)    21,492,594       11,834,122       (7,919,358)
Net Assets -- Beginning of Period................      55,931,841     34,439,247      134,385,436      142,304,794
                                                   --------------   ------------    -------------    -------------
Net Assets -- End of Period......................  $   44,146,841   $ 55,931,841    $ 146,219,558    $ 134,385,436
                                                   ==============   ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           3,415          3,179            8,826            4,101
  Units Redeemed.................................          (1,726)        (1,155)          (6,763)          (5,049)
                                                   --------------   ------------    -------------    -------------
  Net Increase (Decrease)........................           1,689          2,024            2,063             (948)
                                                   ==============   ============    =============    =============

                                                             EQ/BlackRock
                                                          Basic Value Equity
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,906,849   $    (3,219,995)
  Net realized gain (loss) on investments........       (6,807,761)      109,495,256
  Change in unrealized appreciation
    (depreciation) of investments................     (305,492,350)     (108,651,865)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    operations...................................     (310,393,262)       (2,376,604)
                                                   ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       61,465,787        87,291,039
    Transfers between funds including
      guaranteed interest account, net...........       (1,458,766)      (21,942,637)
    Transfers for contract benefits and
      terminations...............................      (49,860,219)      (73,516,615)
    Contract maintenance charges.................       (6,975,396)       (6,862,596)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        3,171,406       (15,030,809)
                                                   ---------------   ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          109,003            (4,983)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................     (307,112,853)      (17,412,396)
Net Assets -- Beginning of Period................      829,379,000       846,791,396
                                                   ---------------   ---------------
Net Assets -- End of Period......................  $   522,266,147   $   829,379,000
                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            9,070             7,893
  Units Redeemed.................................           (7,786)           (7,439)
                                                   ---------------   ---------------
  Net Increase (Decrease)........................            1,284               454
                                                   ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/BlackRock
                                                          International Value
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,280,675    $    4,412,602
  Net realized gain (loss) on investments........       21,522,769       195,606,209
  Change in unrealized appreciation
    (depreciation) of investments................     (506,344,124)     (106,862,733)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (478,540,680)       93,156,078
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       73,740,015       155,163,691
    Transfers between funds including
      guaranteed interest account, net...........      (81,316,769)      (56,367,362)
    Transfers for contract benefits and
      terminations...............................      (57,703,962)      (96,742,546)
    Contract maintenance charges.................       (8,272,098)       (8,208,358)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (73,552,814)       (6,154,575)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (299,000)          (11,093)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (552,392,494)       86,990,410
Net Assets -- Beginning of Period................    1,145,280,502     1,058,290,092
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   592,888,008    $1,145,280,502
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,597            11,109
  Units Redeemed.................................          (10,323)          (10,574)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (3,726)              535
                                                   ===============    ==============

                                                         EQ/Boston Advisors                   EQ/Calvert
                                                            Equity Income                Socially Responsible
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   1,709,506    $     713,731    $     (596,506)  $   (734,440)
  Net realized gain (loss) on investments........     (5,007,006)      21,233,183          (675,783)     5,867,834
  Change in unrealized appreciation
    (depreciation) of investments................    (66,805,964)     (17,465,104)      (28,608,826)       563,148
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................    (70,103,464)       4,481,810       (29,881,115)     5,696,542
                                                   -------------    -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,954,321       27,799,851         5,781,713      7,527,710
    Transfers between funds including
      guaranteed interest account, net...........     10,982,143      (13,773,073)        1,659,449     (1,468,329)
    Transfers for contract benefits and
      terminations...............................     (9,708,716)     (12,782,293)       (3,334,442)    (3,062,301)
    Contract maintenance charges.................     (1,874,063)      (1,725,812)         (526,541)      (460,495)
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     25,353,685         (481,327)        3,580,179      2,536,585
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (127,317)              --           (31,001)            --
                                                   -------------    -------------    --------------   ------------
Increase (Decrease) in Net Assets................    (44,877,096)       4,000,483       (26,331,937)     8,233,127
Net Assets -- Beginning of Period................    202,348,213      198,347,730        62,426,361     54,193,234
                                                   -------------    -------------    --------------   ------------
Net Assets -- End of Period......................  $ 157,471,117    $ 202,348,213    $   36,094,424   $ 62,426,361
                                                   =============    =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         15,282            9,080             1,822          1,667
  Units Redeemed.................................         (7,368)          (7,729)           (1,489)        (1,494)
                                                   -------------    -------------    --------------   ------------
  Net Increase (Decrease)........................          7,914            1,351               333            173
                                                   =============    =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital
                                                           Guardian Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,829,881)  $  (6,227,880)
  Net realized gain (loss) on investments........       (3,137,954)      9,479,341
  Change in unrealized appreciation
    (depreciation) of investments................     (175,765,854)     10,004,790
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (183,733,689)     13,256,251
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       36,011,938      81,287,806
    Transfers between funds including
      guaranteed interest account, net...........          272,383       6,319,263
    Transfers for contract benefits and
      terminations...............................      (24,908,574)    (38,489,374)
    Contract maintenance charges.................       (3,683,428)     (2,813,497)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        7,692,319      46,304,198
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (314,998)         (2,386)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (176,356,368)     59,558,063
Net Assets -- Beginning of Period................      440,295,587     380,737,524
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   263,939,219   $ 440,295,587
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,098           9,528
  Units Redeemed.................................           (5,209)         (5,733)
                                                   ---------------   -------------
  Net Increase (Decrease)........................              889           3,795
                                                   ===============   =============

                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                         Guardian Research (c)                 High Yield Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,249,033)   $   (2,078,747)   $   9,286,531    $  7,563,864
  Net realized gain (loss) on investments........       34,860,177        93,236,134       (7,485,659)        280,475
  Change in unrealized appreciation
    (depreciation) of investments................     (581,110,378)     (150,182,401)     (33,083,367)     (6,865,010)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (552,499,234)      (59,025,014)     (31,282,495)        979,329
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       25,369,585        48,042,371       19,055,687      36,618,753
    Transfers between funds including
      guaranteed interest account, net...........     (105,957,845)      892,249,902        8,958,467      10,435,491
    Transfers for contract benefits and
      terminations...............................      (95,335,590)     (114,835,109)      (6,967,960)     (6,909,561)
    Contract maintenance charges.................      (11,096,916)       (8,780,504)      (1,509,637)       (993,955)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (187,020,766)      816,676,660       19,536,557      39,150,728
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (58,999)          161,583            2,999             (42)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (739,578,999)      757,813,229      (11,742,939)     40,130,015
Net Assets -- Beginning of Period................    1,497,371,182       739,557,953      143,504,892     103,374,877
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   757,792,183    $1,497,371,182    $ 131,761,953    $143,504,892
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,925            74,931            9,764           9,466
  Units Redeemed.................................          (19,878)          (17,915)          (7,025)         (3,785)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................          (16,953)           57,016            2,739           5,681
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Davis
                                                           New York Venture
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (2,474,216)   $ (1,601,399)
  Net realized gain (loss) on investments........      (11,064,766)      3,108,761
  Change in unrealized appreciation
    (depreciation) of investments................     (130,689,555)     (1,538,345)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (144,228,537)        (30,983)
                                                   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       75,415,343     135,833,888
    Transfers between funds including
      guaranteed interest account, net...........       51,212,766      85,354,705
    Transfers for contract benefits and
      terminations...............................      (10,623,100)     (7,097,003)
    Contract maintenance charges.................       (3,106,524)       (941,691)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      112,898,485     213,149,899
                                                   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,180,596)            (39)
                                                   ---------------    ------------
Increase (Decrease) in Net Assets................      (34,510,648)    213,118,877
Net Assets -- Beginning of Period................      277,420,617      64,301,740
                                                   ---------------    ------------
Net Assets -- End of Period......................  $   242,909,969    $277,420,617
                                                   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,626          21,573
  Units Redeemed.................................           (5,762)         (2,471)
                                                   ---------------    ------------
  Net Increase (Decrease)........................           11,864          19,102
                                                   ===============    ============

                                                                                                 EQ/Evergreen
                                                          EQ/Equity 500 Index                 International Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     3,267,677    $   (2,430,789)   $  65,495,492    $  2,476,493
  Net realized gain (loss) on investments........       13,446,841       115,413,902        7,956,127       1,619,880
  Change in unrealized appreciation
    (depreciation) of investments................     (588,331,784)      (55,926,961)     (67,209,876)      5,870,675
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (571,617,266)       57,056,152        6,241,743       9,967,048
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       68,657,789       117,566,722       73,793,425      42,372,676
    Transfers between funds including
      guaranteed interest account, net...........      (44,788,116)      (71,345,475)     162,751,963      68,191,027
    Transfers for contract benefits and
      terminations...............................     (104,782,497)     (155,335,344)     (20,102,077)     (5,474,549)
    Contract maintenance charges.................      (11,655,065)      (11,768,154)      (3,679,230)       (848,078)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (92,567,889)     (120,882,251)     212,764,081     104,241,076
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (380,000)          (49,140)      (5,766,813)            (17)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (664,565,155)      (63,875,239)     213,239,011     114,208,107
Net Assets -- Beginning of Period................    1,577,342,213     1,641,217,452      200,080,105      85,871,998
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   912,777,058    $1,577,342,213    $ 413,319,116    $200,080,105
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,494            10,400           34,200          12,715
  Units Redeemed.................................          (12,666)          (12,689)         (15,567)         (2,657)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................           (2,172)           (2,289)          18,633          10,058
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,287,298)   $  (2,229,322)
  Net realized gain (loss) on investments........     (4,442,278)      14,531,813
  Change in unrealized appreciation
    (depreciation) of investments................    (45,017,948)        (317,278)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (50,747,524)      11,985,213
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     10,409,823       18,111,345
    Transfers between funds including
      guaranteed interest account, net...........      5,139,584       18,096,362
    Transfers for contract benefits and
      terminations...............................    (10,628,166)     (12,051,857)
    Contract maintenance charges.................     (1,701,654)      (1,313,436)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      3,219,587       22,842,414
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (12,300)            (422)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (47,540,237)      34,827,205
Net Assets -- Beginning of Period................    176,544,619      141,717,414
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 129,004,382    $ 176,544,619
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,380            6,147
  Units Redeemed.................................         (6,001)          (4,521)
                                                   -------------    -------------
  Net Increase (Decrease)........................            379            1,626
                                                   =============    =============

                                                                                               EQ/Franklin
                                                          EQ/Franklin Income                 Small Cap Value
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    26,339,942   $  11,493,316    $     (282,146)  $   (493,776)
  Net realized gain (loss) on investments........      (25,473,569)      5,513,796        (8,686,880)       891,688
  Change in unrealized appreciation
    (depreciation) of investments................     (210,034,118)    (27,348,192)      (21,900,745)    (8,707,855)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (209,167,745)    (10,341,080)      (30,869,771)    (8,309,943)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       76,510,415     237,227,754        21,810,440     42,643,971
    Transfers between funds including
      guaranteed interest account, net...........       (8,634,358)    270,963,723        29,154,742      9,535,218
    Transfers for contract benefits and
      terminations...............................      (28,787,766)    (26,252,919)       (3,083,154)    (1,661,701)
    Contract maintenance charges.................       (6,278,297)     (2,650,387)         (794,269)      (266,104)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       32,809,994     479,288,171        47,087,759     50,251,384
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,000,828)            (79)       (2,911,325)            --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (179,358,579)    468,947,012        13,306,663     41,941,441
Net Assets -- Beginning of Period................      605,070,868     136,123,856        61,224,375     19,282,934
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   425,712,289   $ 605,070,868    $   74,531,038   $ 61,224,375
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,101          51,409            10,493          6,927
  Units Redeemed.................................          (14,077)         (6,727)           (4,820)        (2,424)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................            3,024          44,682             5,673          4,503
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Franklin Templeton
                                                        Founding Strategy (a)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    35,966,558   $   7,140,840
  Net realized gain (loss) on investments........      (26,485,382)       (994,457)
  Change in unrealized appreciation
    (depreciation) of investments................     (501,379,956)    (26,905,825)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (491,898,780)    (20,759,442)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      520,219,218     573,405,440
    Transfers between funds including
      guaranteed interest account, net...........      223,763,310     249,266,273
    Transfers for contract benefits and
      terminations...............................      (39,830,059)     (8,095,879)
    Contract maintenance charges.................       (9,501,659)       (603,954)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      694,650,810     813,971,880
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (42,839)        199,999
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      202,709,191     793,412,437
Net Assets -- Beginning of Period................      793,412,437               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   996,121,628   $ 793,412,437
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           94,300          85,911
  Units Redeemed.................................           (9,168)         (2,460)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           85,132          83,451
                                                   ===============   =============

                                                              EQ/GAMCO                           EQ/GAMCO
                                                      Mergers and Acquisitions             Small Company Value
                                                  --------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                  ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,223,527)    $   (834,621)   $    (3,884,593)  $  (3,716,987)
  Net realized gain (loss) on investments........      1,037,676        7,456,848          6,189,537      28,644,152
  Change in unrealized appreciation
    (depreciation) of investments................    (20,056,018)      (5,768,786)      (172,866,113)     (6,392,804)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................    (20,241,869)         853,441       (170,561,169)     18,534,361
                                                   -------------     ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     16,641,524       34,611,090         87,585,184     135,160,984
    Transfers between funds including
      guaranteed interest account, net...........    (10,708,187)      15,605,530         28,597,473      94,223,934
    Transfers for contract benefits and
      terminations...............................     (5,144,520)      (4,804,492)       (18,342,653)    (18,318,916)
    Contract maintenance charges.................     (1,465,331)        (933,725)        (5,098,441)     (2,975,379)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (676,514)      44,478,403         92,741,563     208,090,623
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (33,346)          99,989            (45,511)         99,996
                                                   -------------     ------------    ---------------   -------------
Increase (Decrease) in Net Assets................    (20,951,729)      45,431,833        (77,865,117)    226,724,980
Net Assets -- Beginning of Period................    131,969,742       86,537,909        470,581,831     243,856,851
                                                   -------------     ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 111,018,013     $131,969,742    $   392,716,714   $ 470,581,831
                                                   =============     ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          3,900            5,603              6,224           9,458
  Units Redeemed.................................         (3,992)          (1,892)            (3,104)         (2,753)
                                                   -------------     ------------    ---------------   -------------
  Net Increase (Decrease)........................            (92)           3,711              3,120           6,705
                                                   =============     ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/International
                                                               Core PLUS
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $        93,764    $  (11,099,081)
  Net realized gain (loss) on investments........       23,751,257       281,548,796
  Change in unrealized appreciation
    (depreciation) of investments................     (488,516,584)     (143,168,641)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (464,671,563)      127,281,074
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       53,379,072        82,354,390
    Transfers between funds including
      guaranteed interest account, net...........        9,893,762       (75,301,686)
    Transfers for contract benefits and
      terminations...............................      (59,946,839)      (75,816,636)
    Contract maintenance charges.................       (8,694,364)       (8,118,467)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (5,368,369)      (76,882,399)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (7,110)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (470,039,932)       50,391,565
Net Assets -- Beginning of Period................    1,024,362,413       973,970,848
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   554,322,481    $1,024,362,413
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,626             8,052
  Units Redeemed.................................          (11,142)          (13,162)
                                                   ---------------    --------------
  Net Increase (Decrease)........................             (516)           (5,110)
                                                   ===============    ==============

                                                      EQ/International ETF          EQ/International Growth
                                                  ---------------------------- ----------------------------------
                                                        2008          2007            2008             2007
                                                  --------------- ------------ ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     152,463   $   60,919   $    (1,175,603)   $ (1,187,347)
  Net realized gain (loss) on investments........       (319,534)      20,344        (9,610,248)     18,033,828
  Change in unrealized appreciation
    (depreciation) of investments................     (1,432,902)     279,135      (105,847,924)        326,276
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (1,599,973)     360,398      (116,633,775)     17,172,757
                                                   -------------   ----------   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --        44,238,330      65,008,893
    Transfers between funds including
      guaranteed interest account, net...........             --           --        14,441,973      80,380,411
    Transfers for contract benefits and
      terminations...............................             --           --        (9,281,621)     (7,522,680)
    Contract maintenance charges.................             --           --        (2,559,727)     (1,136,646)
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --        46,838,955     136,729,978
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (500,000)          --           103,999             (17)
                                                   -------------   ----------   ---------------    ------------
Increase (Decrease) in Net Assets................     (2,099,973)     360,398       (69,690,821)    153,902,718
Net Assets -- Beginning of Period................      3,703,857    3,343,459       237,738,956      83,836,238
                                                   -------------   ----------   ---------------    ------------
Net Assets -- End of Period......................  $   1,603,884   $3,703,857   $   168,048,135    $237,738,956
                                                   =============   ==========   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --            11,798          14,739
  Units Redeemed.................................             --           --            (7,568)         (4,434)
                                                   -------------   ----------   ---------------    ------------
  Net Increase (Decrease)........................             --           --             4,230          10,305
                                                   =============   ==========   ===============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/JPMorgan
                                                               Core Bond
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    28,459,286    $   36,992,085
  Net realized gain (loss) on investments........      (33,827,360)       (1,384,245)
  Change in unrealized appreciation
    (depreciation) of investments................     (114,440,875)      (15,337,364)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,808,949)       20,270,476
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       42,075,735       111,814,271
    Transfers between funds including
      guaranteed interest account, net...........     (172,293,479)       12,407,294
    Transfers for contract benefits and
      terminations...............................      (97,989,775)     (125,039,236)
    Contract maintenance charges.................      (10,044,167)       (9,052,018)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (238,251,686)       (9,869,689)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (76,301)          (15,725)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (358,136,936)       10,385,062
Net Assets -- Beginning of Period................    1,271,481,983     1,261,096,921
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   913,345,047    $1,271,481,983
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,426            15,903
  Units Redeemed.................................          (25,935)          (15,097)
                                                   ---------------    --------------
  Net Increase (Decrease)........................          (19,509)              806
                                                   ===============    ==============

                                                              EQ/JPMorgan                        EQ/Large Cap
                                                          Value Opportunities                     Core PLUS
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,064,921   $      (594,482)  $    (2,128,351)  $    (934,831)
  Net realized gain (loss) on investments........      (16,710,861)       94,004,642        (8,730,231)     67,447,660
  Change in unrealized appreciation
    (depreciation) of investments................     (141,195,370)     (103,900,210)      (75,404,584)    (59,398,695)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (156,841,310)      (10,490,050)      (86,263,166)      7,114,134
                                                   ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       10,736,796        33,789,166         5,525,159      10,302,391
    Transfers between funds including
      guaranteed interest account, net...........      (25,761,728)      (30,654,913)      (10,481,074)    (19,399,231)
    Transfers for contract benefits and
      terminations...............................      (35,229,962)      (63,195,761)      (21,858,504)    (39,046,480)
    Contract maintenance charges.................       (2,218,023)       (2,543,075)       (1,432,614)     (1,590,512)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (52,472,917)      (62,604,583)      (28,247,033)    (49,733,832)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (266,998)           (4,955)               --         (14,102)
                                                   ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (209,581,225)      (73,099,588)     (114,510,199)    (42,633,800)
Net Assets -- Beginning of Period................      420,150,483       493,250,071       243,870,504     286,504,304
                                                   ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period......................  $   210,569,258   $   420,150,483   $   129,360,305   $ 243,870,504
                                                   ===============   ===============   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            1,967             4,550             1,617           1,691
  Units Redeemed.................................           (6,183)           (8,344)           (4,811)         (6,258)
                                                   ---------------   ---------------   ---------------   -------------
  Net Increase (Decrease)........................           (4,216)           (3,794)           (3,194)         (4,567)
                                                   ===============   ===============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Large Cap
                                                             Growth Index
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,384,494)  $  (5,772,220)
  Net realized gain (loss) on investments........         (753,175)      3,398,259
  Change in unrealized appreciation
    (depreciation) of investments................     (145,142,612)     47,055,787
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (150,280,281)     44,681,826
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       24,221,650      37,810,987
    Transfers between funds including
      guaranteed interest account, net...........       (6,728,431)     (9,593,154)
    Transfers for contract benefits and
      terminations...............................      (29,710,764)    (43,777,926)
    Contract maintenance charges.................       (2,752,474)     (2,371,345)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (14,970,019)    (17,931,438)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,000         (11,979)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (165,233,300)     26,738,409
Net Assets -- Beginning of Period................      411,165,560     384,427,151
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   245,932,260   $ 411,165,560
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,807           6,563
  Units Redeemed.................................          (10,140)        (10,357)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (3,333)         (3,794)
                                                   ===============   =============

                                                             EQ/Large Cap                       EQ/Large Cap
                                                             Growth PLUS                        Value Index
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,847,420)  $  (3,115,637)   $      (173,543)  $  (2,845,557)
  Net realized gain (loss) on investments........        3,819,000      14,111,167        (14,982,245)      6,960,177
  Change in unrealized appreciation
    (depreciation) of investments................     (134,073,469)     25,048,213        (88,532,502)    (18,747,929)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (134,101,889)     36,043,743       (103,688,290)    (14,633,309)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,776,388      29,398,855         14,398,302      40,646,668
    Transfers between funds including
      guaranteed interest account, net...........      (34,904,608)     63,462,388         (9,927,410)    (12,553,838)
    Transfers for contract benefits and
      terminations...............................      (22,544,757)    (33,664,941)        (6,397,649)     (8,727,650)
    Contract maintenance charges.................       (2,362,155)     (1,660,190)        (1,535,834)     (1,637,542)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (36,035,132)     57,536,112         (3,462,591)     17,727,638
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (226,500)         (6,023)                --             (15)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (170,363,521)     93,573,832       (107,150,881)      3,094,314
Net Assets -- Beginning of Period................      363,588,305     270,014,473        183,660,886     180,566,572
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   193,224,784   $ 363,588,305    $    76,510,005   $ 183,660,886
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,289           8,416              4,886           4,986
  Units Redeemed.................................           (8,073)         (4,572)            (5,297)         (3,408)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (2,784)          3,844               (411)          1,578
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Large Cap
                                                              Value PLUS (g)
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      23,923,165    $    3,190,690
  Net realized gain (loss) on investments........        (33,805,389)      295,176,429
  Change in unrealized appreciation
    (depreciation) of investments................       (936,768,121)     (444,902,189)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................       (946,650,345)     (146,535,070)
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         55,111,908       170,996,564
    Transfers between funds including
      guaranteed interest account, net...........       (196,962,458)      676,449,939
    Transfers for contract benefits and
      terminations...............................       (129,154,256)     (184,807,241)
    Contract maintenance charges.................        (17,490,591)      (16,755,326)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (288,495,397)      645,883,936
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             64,001            (8,009)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................     (1,235,081,741)      499,340,857
Net Assets -- Beginning of Period................      2,350,077,348     1,850,736,491
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   1,114,995,607    $2,350,077,348
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................              5,339            63,216
  Units Redeemed.................................            (27,652)          (23,204)
                                                   -----------------    --------------
  Net Increase (Decrease)........................            (22,313)           40,012
                                                   =================    ==============

                                                                                             EQ/Lord Abbett
                                                          EQ/Long Term Bond                 Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $  5,363,057     $  2,933,011    $       83,982   $    (501,314)
  Net realized gain (loss) on investments........        466,465         (530,683)       (3,353,099)     12,151,925
  Change in unrealized appreciation
    (depreciation) of investments................        557,676        3,827,867       (52,452,677)     (8,920,319)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      6,387,198        6,230,195       (55,721,794)      2,730,292
                                                    ------------     ------------    --------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     13,144,485       19,023,154        14,924,350      30,910,383
    Transfers between funds including
      guaranteed interest account, net...........     10,868,505       12,350,753        (5,583,383)     (9,982,533)
    Transfers for contract benefits and
      terminations...............................     (7,297,430)      (5,506,029)       (6,293,266)    (10,470,126)
    Contract maintenance charges.................     (1,183,131)        (747,250)       (1,322,119)     (1,167,373)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     15,532,429       25,120,628         1,725,582       9,290,351
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (34,509)              --        (3,650,654)             --
                                                    ------------     ------------    --------------   -------------
Increase (Decrease) in Net Assets................     21,885,118       31,350,823       (57,646,866)     12,020,643
Net Assets -- Beginning of Period................    114,656,454       83,305,631       151,193,748     139,173,105
                                                    ------------     ------------    --------------   -------------
Net Assets -- End of Period......................   $136,541,572     $114,656,454    $   93,546,882   $ 151,193,748
                                                    ============     ============    ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          8,936            7,557             2,682           4,513
  Units Redeemed.................................         (6,924)          (4,873)           (2,490)         (3,769)
                                                    ------------     ------------    --------------   -------------
  Net Increase (Decrease)........................          2,012            2,684               192             744
                                                    ============     ============    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Lord Abbett                    EQ/Lord Abbett
                                                           Large Cap Core                    Mid Cap Value
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (262,527)  $   (403,400)   $        69,833   $  (2,672,202)
  Net realized gain (loss) on investments........      (3,275,849)     5,496,227         (6,264,778)     31,557,447
  Change in unrealized appreciation
    (depreciation) of investments................     (30,541,689)       212,541       (117,086,130)    (37,151,529)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (34,080,065)     5,305,368       (123,281,075)     (8,266,284)
                                                   --------------   ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      13,537,401     16,067,399         30,853,855      80,614,716
    Transfers between funds including
      guaranteed interest account, net...........      31,639,977     11,520,031         (1,595,975)     24,758,315
    Transfers for contract benefits and
      terminations...............................      (4,269,182)    (3,527,075)       (10,866,745)    (12,908,381)
    Contract maintenance charges.................      (1,052,344)      (508,010)        (2,884,939)     (2,273,152)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      39,855,852     23,552,345         15,506,196      90,191,498
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (2,574,002)            --         (3,319,727)             --
                                                   --------------   ------------    ---------------   -------------
Increase (Decrease) in Net Assets................       3,201,785     28,857,713       (111,094,606)     81,925,214
Net Assets -- Beginning of Period................      82,042,363     53,184,650        301,405,216     219,480,002
                                                   --------------   ------------    ---------------   -------------
Net Assets -- End of Period......................  $   85,244,148   $ 82,042,363    $   190,310,610   $ 301,405,216
                                                   ==============   ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           7,001          3,381              6,109          12,288
  Units Redeemed.................................          (3,312)        (1,505)            (4,604)         (5,438)
                                                   --------------   ------------    ---------------   -------------
  Net Increase (Decrease)........................           3,689          1,876              1,505           6,850
                                                   ==============   ============    ===============   =============

                                                            EQ/Marsico Focus
                                                  ------------------------------------
                                                         2008               2007
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   (8,227,112)   $  (22,776,187)
  Net realized gain (loss) on investments........       39,820,399       236,799,514
  Change in unrealized appreciation
    (depreciation) of investments................     (832,575,684)       (7,038,803)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (800,982,397)      206,984,524
                                                    --------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      168,142,262       230,174,261
    Transfers between funds including
      guaranteed interest account, net...........      (23,278,056)      (31,417,755)
    Transfers for contract benefits and
      terminations...............................      (92,517,279)     (126,245,484)
    Contract maintenance charges.................      (17,082,652)      (14,839,784)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       35,264,275        57,671,238
                                                    --------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (487,000)           (7,221)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................     (766,205,122)      264,648,541
Net Assets -- Beginning of Period................    1,909,859,842     1,645,211,301
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,143,654,720    $1,909,859,842
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           18,185            18,999
  Units Redeemed.................................          (15,258)          (14,270)
                                                    --------------    --------------
  Net Increase (Decrease)........................            2,927             4,729
                                                    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Mid Cap
                                                                 Index
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,537,675)   $  (15,351,363)
  Net realized gain (loss) on investments........      (24,256,556)      177,355,115
  Change in unrealized appreciation
    (depreciation) of investments................     (472,975,556)      (99,558,417)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (501,769,787)       62,445,335
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       59,080,324       115,889,468
    Transfers between funds including
      guaranteed interest account, net...........      (32,303,620)      (43,777,381)
    Transfers for contract benefits and
      terminations...............................      (51,574,835)      (79,876,311)
    Contract maintenance charges.................       (8,240,422)       (8,555,184)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (33,038,553)      (16,319,408)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (5,275)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (534,808,340)       46,120,652
Net Assets -- Beginning of Period................    1,035,825,077       989,704,425
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   501,016,737    $1,035,825,077
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            8,705            10,091
  Units Redeemed.................................          (11,260)          (11,835)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (2,555)           (1,744)
                                                   ===============    ==============

                                                              EQ/Mid Cap
                                                              Value PLUS                        EQ/Money Market
                                                  ----------------------------------- ------------------------------------
                                                         2008              2007              2008               2007
                                                  ----------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      (382,625)  $    (4,610,290)   $    5,303,985    $    23,246,551
  Net realized gain (loss) on investments........      (79,877,282)      260,539,525           (71,662)          (211,185)
  Change in unrealized appreciation
    (depreciation) of investments................     (212,234,558)     (277,118,388)          (62,631)           222,973
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    operations...................................     (292,494,465)      (21,189,153)        5,169,692         23,258,339
                                                   ---------------   ---------------    --------------    ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       17,465,982        72,453,587       737,101.790        459,390,401
    Transfers between funds including
      guaranteed interest account, net...........      (86,089,191)     (105,491,837)      301,263,885        256,278,645
    Transfers for contract benefits and
      terminations...............................      (44,393,137)      (75,035,606)     (392,439,992)      (495,059,766)
    Contract maintenance charges.................       (6,313,342)       (7,592,654)       (8,372,217)        (5,120,378)
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (119,329,688)     (115,666,510)      637,553,466        215,488,902
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (122,000)           (6,127)         (270,893)            14,278
                                                   ---------------   ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     (411,946,153)     (136,861,790)      642,452,265        238,761,519
Net Assets -- Beginning of Period................      812,009,443       948,871,233       851,522,707        612,761,188
                                                   ---------------   ---------------    --------------    ---------------
Net Assets -- End of Period......................  $   400,063,290   $   812,009,443    $1,493,974,972    $   851,522,707
                                                   ===============   ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,829             5,715           101,142             73,489
  Units Redeemed.................................          (11,484)          (12,143)          (55,686)           (61,353)
                                                   ---------------   ---------------    --------------    ---------------
  Net Increase (Decrease)........................           (8,655)           (6,428)           45,456             12,136
                                                   ===============   ===============    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Montag & Caldwell
                                                               Growth
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,730,976)    $   (510,000)
  Net realized gain (loss) on investments........     (6,065,466)       1,724,061
  Change in unrealized appreciation
    (depreciation) of investments................    (53,756,587)       5,944,169
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    operations...................................    (61,553,029)       7,158,230
                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     28,840,231       11,709,118
    Transfers between funds including
      guaranteed interest account, net...........     84,271,697       55,312,746
    Transfers for contract benefits and
      terminations...............................     (6,620,843)      (3,261,364)
    Contract maintenance charges.................     (1,581,869)        (373,381)
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    104,909,216       63,387,119
                                                   -------------     ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (138,933)              --
                                                   -------------     ------------
Increase (Decrease) in Net Assets................     43,217,254       70,545,349
Net Assets -- Beginning of Period................    100,681,466       30,136,117
                                                   -------------     ------------
Net Assets -- End of Period......................  $ 143,898,720     $100,681,466
                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         39,334           14,727
  Units Redeemed.................................        (14,430)          (2,510)
                                                   -------------     ------------
  Net Increase (Decrease)........................         24,904           12,217
                                                   =============     ============

                                                                                              EQ/Oppenheimer
                                                           EQ/Mutual Shares                       Global
                                                  ---------------------------------- ---------------------------------
                                                         2008             2007             2008             2007
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,293,951   $  (4,133,571)   $     (171,937)   $   (670,358)
  Net realized gain (loss) on investments........      (17,044,008)      3,865,724       (10,852,762)      2,120,164
  Change in unrealized appreciation
    (depreciation) of investments................     (126,766,530)     (9,039,783)      (51,264,819)     (1,198,545)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (137,516,587)     (9,307,630)      (62,289,518)        251,261
                                                   ---------------   -------------    --------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,815,910     169,234,897        27,145,149      56,803,015
    Transfers between funds including
      guaranteed interest account, net...........      (35,013,356)    123,656,655        16,514,971      37,905,119
    Transfers for contract benefits and
      terminations...............................      (11,816,877)    (12,293,363)       (4,909,832)     (2,231,694)
    Contract maintenance charges.................       (3,499,476)     (1,626,668)       (1,293,315)       (313,754)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,513,799)    278,971,521        37,456,973      92,162,686
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (18,384,000)            (43)       (6,490,003)            (16)
                                                   ---------------   -------------    --------------    ------------
Increase (Decrease) in Net Assets................     (168,414,386)    269,663,848       (31,322,548)     92,413,931
Net Assets -- Beginning of Period................      373,766,283     104,102,435       120,697,952      28,284,021
                                                   ---------------   -------------    --------------    ------------
Net Assets -- End of Period......................  $   205,351,897   $ 373,766,283    $   89,375,404    $120,697,952
                                                   ===============   =============    ==============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            7,703          30,452             7,529           8,995
  Units Redeemed.................................           (9,140)         (5,331)           (3,931)         (1,103)
                                                   ---------------   -------------    --------------    ------------
  Net Increase (Decrease)........................           (1,437)         25,121             3,598           7,892
                                                   ===============   =============    ==============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Oppenheimer                   EQ/Oppenheimer
                                                      Main Street Opportunity           Main Street Small Cap
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (220,210)  $   (163,878)   $     (805,508)  $   (601,043)
  Net realized gain (loss) on investments........      (5,044,440)     2,788,609        (5,946,189)     1,112,009
  Change in unrealized appreciation
    (depreciation) of investments................     (16,088,699)    (2,875,869)      (26,326,303)    (5,108,656)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (21,353,349)      (251,138)      (33,078,000)    (4,597,690)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       6,725,792     18,510,013        15,379,062     33,472,851
    Transfers between funds including
      guaranteed interest account, net...........       1,496,217     13,290,476         5,271,746     23,744,238
    Transfers for contract benefits and
      terminations...............................      (1,528,559)    (1,167,130)       (2,047,617)    (1,970,130)
    Contract maintenance charges.................        (382,352)      (150,501)         (676,595)      (213,438)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       6,311,098     30,482,858        17,926,596     55,033,521
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (996,499)            --        (1,497,003)            --
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (16,038,750)    30,231,720       (16,648,407)    50,435,831
Net Assets -- Beginning of Period................      49,060,044     18,828,324        71,006,974     20,571,143
                                                   --------------   ------------    --------------   ------------
Net Assets -- End of Period......................  $   33,021,294   $ 49,060,044    $   54,358,567   $ 71,006,974
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           2,441          3,606             4,009          6,126
  Units Redeemed.................................          (1,788)          (937)           (2,073)        (1,380)
                                                   --------------   ------------    --------------   ------------
  Net Increase (Decrease)........................             653          2,669             1,936          4,746
                                                   ==============   ============    ==============   ============

                                                               EQ/PIMCO
                                                             Real Return
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    13,950,836   $   5,847,847
  Net realized gain (loss) on investments........       55,798,470       3,829,324
  Change in unrealized appreciation
    (depreciation) of investments................     (139,568,977)     28,562,465
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      (69,819,671)     38,239,636
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      141,377,956      79,109,648
    Transfers between funds including
      guaranteed interest account, net...........      420,851,015      88,930,409
    Transfers for contract benefits and
      terminations...............................      (52,885,920)    (20,859,358)
    Contract maintenance charges.................       (8,645,672)     (2,950,283)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      500,697,379     144,230,416
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           48,998          99,653
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      430,926,706     182,569,705
Net Assets -- Beginning of Period................      486,950,498     304,380,793
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   917,877,204   $ 486,950,498
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           78,030          25,813
  Units Redeemed.................................          (32,285)        (11,343)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           45,745          14,470
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Quality
                                                              Bond PLUS
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  13,394,151    $  13,408,270
  Net realized gain (loss) on investments........     (7,378,896)      (1,983,580)
  Change in unrealized appreciation
    (depreciation) of investments................    (36,321,748)         122,499
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (30,306,493)      11,547,189
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     29,785,877       39,166,371
    Transfers between funds including
      guaranteed interest account, net...........    (32,254,968)       9,052,896
    Transfers for contract benefits and
      terminations...............................    (30,268,685)     (35,131,052)
    Contract maintenance charges.................     (3,825,471)      (3,103,980)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (36,563,247)       9,984,235
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         27,469          135,459
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (66,842,271)      21,666,883
Net Assets -- Beginning of Period................    393,129,672      371,462,789
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 326,287,401    $ 393,129,672
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,787            7,550
  Units Redeemed.................................         (9,265)          (6,206)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (2,478)           1,344
                                                   =============    =============

                                                              EQ/Short                          EQ/Small
                                                           Duration Bond                     Company Index
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   6,682,416    $  2,148,882    $    (2,243,783)  $    (785,522)
  Net realized gain (loss) on investments........     (1,147,459)        954,551         18,489,387      57,778,402
  Change in unrealized appreciation
    (depreciation) of investments................    (10,470,086)       (412,042)      (168,643,358)    (71,918,814)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (4,935,129)      2,691,391       (152,397,754)    (14,925,934)
                                                   -------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     26,888,122      17,276,944         25,484,049      57,163,322
    Transfers between funds including
      guaranteed interest account, net...........     49,540,870       7,351,269         (8,035,308)    (32,828,333)
    Transfers for contract benefits and
      terminations...............................     (9,396,284)     (5,974,974)       (23,331,058)    (36,399,028)
    Contract maintenance charges.................     (1,095,337)       (514,672)        (3,832,287)     (3,782,262)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     65,937,371      18,138,567         (9,714,604)    (15,846,301)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             168          80,116            (13,000)         (2,322)
                                                   -------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................     61,002,410      20,910,074       (162,125,358)    (30,774,557)
Net Assets -- Beginning of Period................     80,793,118      59,883,044        444,692,315     475,466,872
                                                   -------------    ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 141,795,528    $ 80,793,118    $   282,566,957   $ 444,692,315
                                                   =============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         12,083           7,585              5,604           5,902
  Units Redeemed.................................         (5,808)         (5,817)            (6,112)         (6,674)
                                                   -------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................          6,275           1,768               (508)           (772)
                                                   =============    ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/T. Rowe Price
                                                           Growth Stock (d)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,532,364)  $  (2,277,057)
  Net realized gain (loss) on investments........       (1,812,083)     24,486,444
  Change in unrealized appreciation
    (depreciation) of investments................     (120,650,775)    (25,648,683)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (125,995,222)     (3,439,296)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,208,023      23,853,471
    Transfers between funds including
      guaranteed interest account, net...........           73,817     236,913,422
    Transfers for contract benefits and
      terminations...............................      (18,802,621)    (16,236,193)
    Contract maintenance charges.................       (2,409,909)     (1,332,712)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        2,069,310     243,197,988
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          123,317          17,686
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (123,802,595)    239,776,378
Net Assets -- Beginning of Period................      291,072,093      51,295,715
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   167,269,498   $ 291,072,093
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,607          16,936
  Units Redeemed.................................           (3,534)         (2,262)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            1,073          14,674
                                                   ===============   =============

                                                         EQ/Templeton Growth            EQ/UBS Growth and Income
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       121,902   $  (1,911,943)   $     (154,237)  $   (521,621)
  Net realized gain (loss) on investments........      (15,288,794)      3,536,098        (2,709,534)     4,179,584
  Change in unrealized appreciation
    (depreciation) of investments................      (95,839,083)     (7,014,476)      (30,779,777)    (4,590,749)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (111,005,975)     (5,390,321)      (33,643,548)      (932,786)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       26,301,609     135,146,323         6,896,212     20,770,619
    Transfers between funds including
      guaranteed interest account, net...........      (36,421,901)     97,981,466        (5,415,471)      (834,027)
    Transfers for contract benefits and
      terminations...............................       (9,571,998)    (10,373,599)       (3,505,033)    (4,420,849)
    Contract maintenance charges.................       (2,661,067)     (1,272,154)         (759,129)      (678,483)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (22,353,357)    221,482,036        (2,783,421)    14,837,260
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,057,741)            (45)               --             --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (136,417,073)    216,091,670       (36,426,969)    13,904,474
Net Assets -- Beginning of Period................      286,214,630      70,122,960        84,497,331     70,592,857
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   149,797,557   $ 286,214,630    $   48,070,362   $ 84,497,331
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,750          23,623             5,139          7,374
  Units Redeemed.................................           (8,149)         (3,676)           (5,300)        (3,934)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................           (2,399)         19,947              (161)         3,440
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Van Kampen
                                                        EQ/Van Kampen Comstock             Emerging Markets Equity
                                                  ---------------------------------- ------------------------------------
                                                         2008             2007              2008              2007
                                                  ----------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,146,291   $     423,457    $  (15,752,805)    $  (19,088,257)
  Net realized gain (loss) on investments........       (6,783,819)     18,648,767        65,154,201        446,664,476
  Change in unrealized appreciation
    (depreciation) of investments................     (103,659,127)    (32,146,462)     (985,591,293)         7,510,616
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (109,296,655)    (13,074,238)     (936,189,897)       435,086,835
                                                   ---------------   -------------    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       22,199,653      69,517,617       174,385,806        239,698,333
    Transfers between funds including
      guaranteed interest account, net...........         (286,039)     (9,510,659)      (86,789,044)        20,394,939
    Transfers for contract benefits and
      terminations...............................      (10,777,798)    (14,799,789)      (70,211,440)       (92,112,067)
    Contract maintenance charges.................       (2,816,201)     (2,425,684)      (12,474,163)       (10,268,253)
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        8,319,615      42,781,485         4,911,159        157,712,952
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,318,600)            (21)          (61,501)            (4,056)
                                                   ---------------   -------------    --------------     --------------
Increase (Decrease) in Net Assets................     (104,295,640)     29,707,226      (931,340,239)       592,795,731
Net Assets -- Beginning of Period................      289,349,061     259,641,835     1,627,458,066      1,034,662,335
                                                   ---------------   -------------    --------------     --------------
Net Assets -- End of Period......................  $   185,053,421   $ 289,349,061    $  696,117,827     $1,627,458,066
                                                   ===============   =============    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,848           7,869            16,383             20,750
  Units Redeemed.................................           (4,779)         (4,366)          (15,994)           (15,196)
                                                   ---------------   -------------    --------------     --------------
  Net Increase (Decrease)........................            1,069           3,503               389              5,554
                                                   ===============   =============    ==============     ==============

                                                            EQ/Van Kampen
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,334,837)  $  (2,224,184)
  Net realized gain (loss) on investments........      (10,432,354)     21,157,345
  Change in unrealized appreciation
    (depreciation) of investments................     (166,657,947)     11,739,869
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (181,425,138)     30,673,030
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       56,603,270      66,008,687
    Transfers between funds including
      guaranteed interest account, net...........       38,012,249     113,561,380
    Transfers for contract benefits and
      terminations...............................      (13,513,191)    (10,270,623)
    Contract maintenance charges.................       (3,275,653)     (1,551,753)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       77,826,675     167,747,691
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (4,880,466)             --
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (108,478,929)    198,420,721
Net Assets -- Beginning of Period................      318,831,613     120,410,892
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   210,352,684   $ 318,831,613
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           12,774          13,520
  Units Redeemed.................................           (7,072)         (2,703)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            5,702          10,817
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Van Kampen
                                                         Real Estate (b) (f)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     4,167,850   $   1,071,250
  Net realized gain (loss) on investments........      (18,424,192)      7,562,359
  Change in unrealized appreciation
    (depreciation) of investments................     (172,012,766)    (53,491,083)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,269,108)    (44,857,474)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       46,435,201      27,648,694
    Transfers between funds including
      guaranteed interest account, net...........        4,518,438     479,842,930
    Transfers for contract benefits and
      terminations...............................      (20,218,542)     (9,756,305)
    Contract maintenance charges.................       (4,671,321)     (1,620,650)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       26,063,776     496,114,669
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (253,593)        200,000
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (160,458,925)    451,457,195
Net Assets -- Beginning of Period................      451,457,195               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   290,998,270   $ 451,457,195
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           15,583          59,830
  Units Redeemed.................................          (11,694)         (5,355)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            3,889          54,475
                                                   ===============   =============

                                                            Multimanager                      Multimanager
                                                          Aggressive Equity                     Core Bond
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,118,102)   $  (1,993,654)   $  23,798,189    $  17,362,876
  Net realized gain (loss) on investments........     (1,624,330)       7,992,369       15,603,058       (4,088,282)
  Change in unrealized appreciation
    (depreciation) of investments................    (58,474,374)       5,935,319      (31,731,111)      17,212,374
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (61,216,806)      11,934,034        7,670,136       30,486,968
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,564,526       15,553,578       41,424,004       37,696,538
    Transfers between funds including
      guaranteed interest account, net...........     (5,793,823)     (17,886,983)      97,217,901       (3,279,239)
    Transfers for contract benefits and
      terminations...............................     (8,692,522)     (13,188,187)     (58,488,580)     (56,661,798)
    Contract maintenance charges.................       (926,538)        (935,087)      (7,142,205)      (5,397,440)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (5,848,357)     (16,456,679)      73,011,120      (27,641,939)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (2,000)              --            7,001           (4,366)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets................    (67,067,163)      (4,522,645)      80,688,257        2,840,663
Net Assets -- Beginning of Period................    134,809,808      139,332,453      654,064,476      651,223,813
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period......................  $  67,742,645    $ 134,809,808    $ 734,752,733    $ 654,064,476
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          1,451            1,437           20,826           12,768
  Units Redeemed.................................         (1,314)          (1,774)         (14,144)         (14,981)
                                                   -------------    -------------    -------------    -------------
  Net Increase (Decrease)........................            137             (337)           6,682           (2,213)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                             Health Care
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (4,239,081)   $  (4,476,018)
  Net realized gain (loss) on investments........     (3,807,436)      32,370,131
  Change in unrealized appreciation
    (depreciation) of investments................    (85,613,153)      (6,588,306)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (93,659,670)      21,305,807
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,550,911       35,569,857
    Transfers between funds including
      guaranteed interest account, net...........      8,327,100       (4,934,070)
    Transfers for contract benefits and
      terminations...............................    (16,493,478)     (19,346,186)
    Contract maintenance charges.................     (3,288,603)      (2,671,786)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     14,095,930        8,617,815
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         19,462           91,984
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (79,544,278)      30,015,606
Net Assets -- Beginning of Period................    320,883,761      290,868,155
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 241,339,483    $ 320,883,761
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          7,357            5,154
  Units Redeemed.................................         (6,349)          (4,577)
                                                   -------------    -------------
  Net Increase (Decrease)........................          1,008              577
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                              High Yield                    International Equity
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    52,758,725   $  53,414,827    $       486,272   $  (4,709,108)
  Net realized gain (loss) on investments........      (38,020,929)         42,690          8,237,064      81,851,913
  Change in unrealized appreciation
    (depreciation) of investments................     (201,076,743)    (38,526,322)      (341,084,511)    (13,590,584)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,338,947)     14,931,195       (332,361,175)     63,552,221
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       29,911,093      75,108,248         56,365,595      97,829,235
    Transfers between funds including
      guaranteed interest account, net...........     (119,893,179)    (49,472,822)       (10,558,070)     (3,480,572)
    Transfers for contract benefits and
      terminations...............................      (64,454,973)    (89,853,713)       (31,963,390)    (40,679,469)
    Contract maintenance charges.................       (7,024,175)     (6,997,321)        (5,916,942)     (5,298,150)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (161,461,234)    (71,215,608)         7,927,193      48,371,044
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           78,000         (11,818)            (9,998)         (2,709)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (347,722,181)    (56,296,231)      (324,443,980)    111,920,556
Net Assets -- Beginning of Period................      879,528,892     935,825,123        680,519,809     568,599,253
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   531,806,711   $ 879,528,892    $   356,075,829   $ 680,519,809
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            3,397           7,880              8,713          10,956
  Units Redeemed.................................          (11,958)         (9,385)            (8,554)         (8,462)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (8,561)         (1,505)               159           2,494
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                        Large Cap Core Equity
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,282,817)   $  (1,861,159)
  Net realized gain (loss) on investments........     (3,053,168)      23,483,211
  Change in unrealized appreciation
    (depreciation) of investments................    (63,496,754)     (15,770,813)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (67,832,739)       5,851,239
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,354,533       16,575,734
    Transfers between funds including
      guaranteed interest account, net...........     (9,332,214)      (3,134,775)
    Transfers for contract benefits and
      terminations...............................    (11,469,633)     (13,817,236)
    Contract maintenance charges.................     (1,476,378)      (1,514,077)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (12,923,692)      (1,890,354)
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (20,000)          (1,216)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (80,776,431)       3,959,669
Net Assets -- Beginning of Period................    177,349,986      173,390,317
                                                   -------------    -------------
Net Assets -- End of Period......................  $  96,573,555    $ 177,349,986
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          2,988            3,239
  Units Redeemed.................................         (4,180)          (3,458)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (1,192)            (219)
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,718,749)  $  (4,535,388)   $      (319,364)  $  (2,319,683)
  Net realized gain (loss) on investments........       (9,797,892)     51,853,612        (16,837,588)     96,064,770
  Change in unrealized appreciation
    (depreciation) of investments................     (130,114,572)    (19,182,119)      (209,296,551)    (81,818,072)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (143,631,213)     28,136,105       (226,453,503)     11,927,015
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       16,849,861      25,722,038         49,428,992      66,592,837
    Transfers between funds including
      guaranteed interest account, net...........       (8,336,400)    (11,413,412)       (17,111,832)    (21,646,809)
    Transfers for contract benefits and
      terminations...............................      (17,897,682)    (24,380,314)       (30,886,054)    (46,326,446)
    Contract maintenance charges.................       (2,756,466)     (2,656,640)        (5,157,236)     (5,046,941)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,140,687)    (12,728,328)        (3,726,130)     (6,427,359)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,799          (1,538)           (22,001)         (2,128)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (155,754,101)     15,406,239       (230,201,634)      5,497,528
Net Assets -- Beginning of Period................      322,426,053     307,019,814        583,580,991     578,083,463
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   166,671,952   $ 322,426,053    $   353,379,357   $ 583,580,991
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,329           5,643              8,703           8,867
  Units Redeemed.................................           (6,618)         (7,225)            (9,492)         (9,490)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,289)         (1,582)              (789)           (623)
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,650,103)  $  (6,127,383)
  Net realized gain (loss) on investments........      (10,437,894)     56,472,196
  Change in unrealized appreciation
    (depreciation) of investments................     (161,055,636)     (9,234,848)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (176,143,633)     41,109,965
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       19,078,584      28,099,308
    Transfers between funds including
      guaranteed interest account, net...........      (14,926,472)    (27,419,637)
    Transfers for contract benefits and
      terminations...............................      (22,102,169)    (34,635,321)
    Contract maintenance charges.................       (3,456,566)     (3,654,882)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (21,406,623)    (37,610,532)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           27,430          (2,543)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (197,522,826)      3,496,890
Net Assets -- Beginning of Period................      414,235,593     410,738,703
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   216,712,767   $ 414,235,593
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,150           3,811
  Units Redeemed.................................           (6,229)         (7,128)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (2,079)         (3,317)
                                                   ===============   =============

                                                             Multimanager                       Multimanager
                                                            Mid Cap Value                   Small Cap Growth (e)
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,143,018)  $  (6,474,610)   $    (2,723,714)  $  (3,089,072)
  Net realized gain (loss) on investments........      (27,146,095)     39,617,747        (16,613,041)     29,308,643
  Change in unrealized appreciation
    (depreciation) of investments................     (107,537,998)    (36,433,587)       (81,669,836)    (33,439,325)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (137,827,111)     (3,290,450)      (101,006,591)     (7,219,754)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       20,268,911      39,192,130         19,629,713      30,977,521
    Transfers between funds including
      guaranteed interest account, net...........      (14,425,378)    (42,633,623)       (15,042,379)     84,485,220
    Transfers for contract benefits and
      terminations...............................      (23,248,754)    (34,927,644)        (8,451,130)    (12,954,807)
    Contract maintenance charges.................       (3,408,946)     (3,763,511)        (2,125,982)     (1,809,027)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (20,814,167)    (42,132,648)        (5,989,778)    100,698,907
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (39,702)         (2,426)        (3,699,991)      5,351,699
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (158,680,980)    (45,425,524)      (110,696,360)     98,830,852
Net Assets -- Beginning of Period................      393,114,656     438,540,180        246,233,562     147,402,710
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   234,433,676   $ 393,114,656    $   135,537,202   $ 246,233,562
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,114           4,292              7,074          21,675
  Units Redeemed.................................           (6,695)         (7,199)            (6,975)        (10,151)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,581)         (2,907)                99          11,524
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Small Cap Value
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,670,841)  $  (10,432,975)
  Net realized gain (loss) on investments........      (43,863,204)      91,427,573
  Change in unrealized appreciation
    (depreciation) of investments................     (199,190,979)    (174,133,468)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    operations...................................     (249,725,024)     (93,138,870)
                                                   ---------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       13,780,041       35,637,468
    Transfers between funds including
      guaranteed interest account, net...........      (69,210,950)    (121,687,075)
    Transfers for contract benefits and
      terminations...............................      (44,406,413)     (81,889,679)
    Contract maintenance charges.................       (5,530,698)      (7,121,145)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (105,368,020)    (175,060,431)
                                                   ---------------   --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (89,998)          (4,259)
                                                   ---------------   --------------
Increase (Decrease) in Net Assets................     (355,183,042)    (268,203,560)
Net Assets -- Beginning of Period................      724,153,552      992,357,112
                                                   ---------------   --------------
Net Assets -- End of Period......................  $   368,970,510   $  724,153,552
                                                   ===============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,332            2,804
  Units Redeemed.................................          (10,119)         (12,606)
                                                   ---------------   --------------
  Net Increase (Decrease)........................           (7,787)          (9,802)
                                                   ===============   ==============

                                                             Multimanager                    Target 2015
                                                              Technology                      Allocation
                                                  ---------------------------------- ----------------------------
                                                         2008             2007             2008          2007
                                                  ----------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,289,714)  $  (4,478,117)   $          --   $   34,195
  Net realized gain (loss) on investments........        4,441,497      25,150,618           45,811       13,099
  Change in unrealized appreciation
    (depreciation) of investments................     (179,730,920)     20,946,945          (86,045)      32,310
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (179,579,137)     41,619,446          (40,234)      79,604
                                                   ---------------   -------------    -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       35,208,395      39,472,575               --           --
    Transfers between funds including
      guaranteed interest account, net...........      (15,171,707)     49,358,494               --           --
    Transfers for contract benefits and
      terminations...............................      (18,827,762)    (25,270,554)              --           --
    Contract maintenance charges.................       (2,908,072)     (2,320,125)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (1,699,146)     61,240,390               --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (131,500)           (792)      (1,117,965)          --
                                                   ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets................     (181,409,783)    102,859,044       (1,158,199)      79,604
Net Assets -- Beginning of Period................      374,178,541     271,319,497        1,158,199    1,078,595
                                                   ---------------   -------------    -------------   ----------
Net Assets -- End of Period......................  $   192,768,758   $ 374,178,541    $          --   $1,158,199
                                                   ===============   =============    =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,081          12,042               --           --
  Units Redeemed.................................          (10,616)         (7,924)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net Increase (Decrease)........................             (535)          4,118               --           --
                                                   ===============   =============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Target 2025
                                                           Allocation
                                                  ----------------------------
                                                        2008          2007
                                                  --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $          --   $   28,857
  Net realized gain (loss) on investments........         54,278       14,417
  Change in unrealized appreciation
    (depreciation) of investments................       (103,585)      38,288
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................        (49,307)      81,562
                                                   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --
    Transfers between funds including
      guaranteed interest account, net...........             --           --
    Transfers for contract benefits and
      terminations...............................             --           --
    Contract maintenance charges.................             --           --
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --
                                                   -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....     (1,119,147)          --
                                                   -------------   ----------
Increase (Decrease) in Net Assets................     (1,168,454)      81,562
Net Assets -- Beginning of Period................      1,168,454    1,086,892
                                                   -------------   ----------
Net Assets -- End of Period......................  $          --   $1,168,454
                                                   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --
  Units Redeemed.................................             --           --
                                                   -------------   ----------
  Net Increase (Decrease)........................             --           --
                                                   =============   ==========

                                                         Target 2035                Target 2045
                                                          Allocation                 Allocation
                                                  -------------------------- --------------------------
                                                       2008         2007          2008         2007
                                                  ------------- ------------ ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    24,776   $   25,690   $    21,233   $   21,696
  Net realized gain (loss) on investments........       14,656       11,466        20,734       35,055
  Change in unrealized appreciation
    (depreciation) of investments................     (486,172)      45,236      (532,414)      30,737
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (446,740)      82,392      (490,447)      87,488
                                                   -----------   ----------   -----------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........           --           --            --           --
    Transfers between funds including
      guaranteed interest account, net...........           --           --            --           --
    Transfers for contract benefits and
      terminations...............................           --           --            --           --
    Contract maintenance charges.................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           --           --            --
                                                   -----------   ----------   -----------   ----------
Increase (Decrease) in Net Assets................     (446,740)      82,392      (490,447)      87,488
Net Assets -- Beginning of Period................    1,176,891    1,094,499     1,188,695    1,101,207
                                                   -----------   ----------   -----------   ----------
Net Assets -- End of Period......................  $   730,151   $1,176,891   $   698,248   $1,188,695
                                                   ===========   ==========   ===========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           --           --            --           --
  Units Redeemed.................................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net Increase (Decrease)........................           --           --            --           --
                                                   ===========   ==========   ===========   ==========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(d) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(e) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(f) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 78 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(7)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(5)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(9)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(8)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    (1) Formerly known as MarketPLUS International Core.
    (2) Formerly known as MarketPLUS Large Cap Core.
    (3) Formerly known as MarketPLUS Large Cap Growth.
    (4) Formerly known as MarketPLUS Mid Cap Value.
    (5) Formerly known as EQ/AllianceBernstein Value.
    (6) Formerly known as EQ/Legg Mason Value Equity.
    (7) Formerly known as EQ/AllianceBernstein Large Cap Growth.
    (8) Formerly known as EQ/AllianceBernstein Quality Bond.
    (9) Formerly known as EQ/FI Mid Cap.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                      Purchases          Sales
                                                                  ----------------- ---------------
AXA Aggressive Allocation......................................    $1,263,045,276    $353,094,813
AXA Conservative Allocation....................................     1,310,118,376     301,408,639
AXA Conservative-Plus Allocation...............................       829,955,973     275,575,452
AXA Moderate Allocation........................................     2,383,512,640     552,460,742
AXA Moderate-Plus Allocation...................................     3,421,329,485     801,139,485

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)

                                                       Purchases         Sales
                                                   ---------------- --------------
EQ/AllianceBernstein Common Stock...............       104,479,126    189,436,332
EQ/AllianceBernstein Intermediate Government
  Securities....................................       478,949,325    374,296,124
EQ/AllianceBernstein International..............       208,551,028    204,414,629
EQ/AllianceBernstein Small Cap Growth...........        86,083,767    101,427,338
EQ/Ariel Appreciation II........................    $   30,913,692   $ 17,462,009
EQ/AXA Rosenberg Value Long/Short Equity........        95,733,245     74,203,437
EQ/BlackRock Basic Value Equity.................       141,158,632    132,720,146
EQ/BlackRock International Value................       149,000,368    195,133,889
EQ/Boston Advisors Equity Income................        73,380,716     44,377,452
EQ/Calvert Socially Responsible.................        18,359,491     14,672,203
EQ/Capital Guardian Growth......................        64,486,097     61,938,657
EQ/Capital Guardian Research....................        62,056,663    236,169,049
EQ/Caywood-Scholl High Yield Bond...............        99,772,239     70,946,152
EQ/Davis New York Venture.......................       165,667,514     58,467,841
EQ/Equity 500 Index.............................       179,775,468    257,266,185
EQ/Evergreen International Bond.................       452,009,704    179,561,944
EQ/Evergreen Omega..............................        65,199,304     60,848,691
EQ/Franklin Income..............................       192,893,085    136,743,976
EQ/Franklin Small Cap Value.....................        89,624,091     45,729,803
EQ/Franklin Templeton Founding Strategy.........       815,236,861     84,660,252
EQ/GAMCO Mergers and Acquisitions...............        48,877,586     46,013,401
EQ/GAMCO Small Company Value....................       187,660,587     83,073,632
EQ/International Core PLUS......................       180,504,101    173,499,404
EQ/International ETF............................           152,805        500,000
EQ/International Growth.........................       144,704,447     94,343,379
EQ/JPMorgan Core Bond...........................       117,108,163    326,985,863
EQ/JPMorgan Value Opportunities.................        32,450,488     80,795,000
EQ/Large Cap Core PLUS..........................        17,625,593     48,000,978
EQ/Large Cap Growth Index.......................        58,471,818     77,809,331
EQ/Large Cap Growth PLUS........................        71,828,389    111,937,440
EQ/Large Cap Value Index........................        39,970,932     40,095,995
EQ/Large Cap Value PLUS.........................       113,016,755    377,524,985
EQ/Long Term Bond...............................        93,938,898     72,283,438
EQ/Lord Abbett Growth and Income................        29,422,807     30,954,579
EQ/Lord Abbett Large Cap Core...................        77,626,518     40,001,606
EQ/Lord Abbett Mid Cap Value....................        71,292,651     51,807,394
EQ/Marsico Focus................................       273,760,205    230,606,633
EQ/Mid Cap Index................................       110,921,143    139,922,410
EQ/Mid Cap Value PLUS...........................        45,023,271    164,857,584
EQ/Money Market.................................     1,621,225,947    978,365,701
EQ/Montag & Caldwell Growth.....................       171,164,855     68,125,549
EQ/Mutual Shares................................        80,073,434    104,677,282
EQ/Oppenheimer Global...........................        74,111,923     43,129,213
EQ/Oppenheimer Main Street Opportunity..........        22,979,750     17,885,361
EQ/Oppenheimer Main Street Small Cap............        36,856,865     21,098,184
EQ/PIMCO Real Return............................       918,618,717    353,569,876
EQ/Quality Bond PLUS............................       102,533,995    125,539,091
EQ/Short Duration Bond..........................       135,083,720     62,383,933
EQ/Small Company Index..........................       104,375,313     85,974,629
EQ/T. Rowe Price Growth Stock...................        49,500,841     50,786,575
EQ/Templeton Growth.............................        53,414,292     78,703,490
EQ/UBS Growth and Income........................        22,622,177     25,559,835
EQ/Van Kampen Comstock..........................        60,380,760     52,061,631
EQ/Van Kampen Emerging Markets Equity...........       417,395,605    366,788,751
EQ/Van Kampen Mid Cap Growth....................       168,098,162     99,486,791
EQ/Van Kampen Real Estate.......................       127,994,984     94,906,436
Multimanager Aggressive Equity..................        22,620,685     29,589,143
Multimanager Core Bond..........................       291,388,148    175,212,154
Multimanager Health Care........................        91,332,969     77,959,654
Multimanager High Yield.........................       121,177,195    229,801,705

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Concluded)


                                           Purchases        Sales
                                        -------------- --------------
Multimanager International Equity....     154,499,776    135,671,721
Multimanager Large Cap Core Equity...      33,037,287     46,964,328
Multimanager Large Cap Growth........      47,118,937     62,919,050
Multimanager Large Cap Value.........     120,161,593    123,058,728
Multimanager Mid Cap Growth..........    $ 48,119,981   $ 70,659,054
Multimanager Mid Cap Value...........      65,498,014     85,420,252
Multimanager Small Cap Growth........      43,617,079     55,302,207
Multimanager Small Cap Value.........      31,516,988    141,345,671
Multimanager Technology..............     107,497,596    113,617,955
Target 2015 Allocation...............              --      1,117,965
Target 2025 Allocation...............              --      1,119,147
Target 2035 Allocation...............          39,432             --
Target 2045 Allocation...............          41,967             --

5.  Expenses and Related Party Transactions

    The assets of each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") invest in shares of the Portfolios of the Trusts that are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

    AXA Equitable serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008



6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * Denotes Reorganization Transaction.
    + Denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class B              44,933,985                     162,692,850
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $  863,181,852                  $1,783,830,817
Net assets after merger    $           --                  $2,647,012,669
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+           EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                      56,627,684
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  508,643,427                  $    8,367,328
Net assets after merger    $           --                  $  517,010,755
-----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian             EQ/Capital Guardian
                           U.S. Equity*                    Research*
-----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                     116,269,762
Value -- Class B           $        12.05                  $        15.08
Net assets before merger   $1,010,116,880                  $  743,231,131
Net assets after merger    $           --                  $1,753,348,011
-----------------------------------------------------------------------------------------
                                                           EQ/T. Rowe Price
                           EQ/Janus Large Cap Growth*      Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B              30,565,607                      12,460,629
Value -- Class B           $         7.62                  $        23.21
Net assets before merger   $  232,909,925                  $   56,301,274
Net assets after merger    $           --                  $  289,211,199
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery       Multimanager Small
                           Small Cap*                      Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B               8,839,563                      28,086,973
Value -- Class B           $        14.94                  $        10.65
Net assets before merger   $  132,063,071                  $  167,063,191
Net assets after merger    $           --                  $  299,126,262
-----------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

                                                                          Asset-based                    Current     Maximum
                                                        Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                        Expense Risks       Charge          Charge        Charge     Charge
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................       0.90%            0.30%             --           1.20%      1.20%
Accumulator issued on or after May 1, 1997..........       1.10%            0.25%             --           1.35%      1.35%
Accumulator issued on or after March 1, 2000........       1.10%            0.25%            0.20%         1.55%      1.55%
Accumulator issued on or after April 1, 2002........       0.75%            0.25%            0.20%         1.20%      1.20%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator issued on or after
  September 15, 2003................................             0.75%           0.30%           0.20%         1.25%       1.25%
Accumulator 06, 07, 8.0.............................             0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Elite, Plus, Select.....................             1.10%           0.25%           0.25%         1.60%       1.60%
Accumulator Select II...............................             1.10%           0.35%           0.45%         1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................        1.10%           0.25%           0.35%         1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........        0.90%           0.25%           0.25%         1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%           0.35%           0.25%         1.50%       1.50%
Accumulator Plus 06, 07, 8.0.............................        0.95%           0.35%           0.25%         1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%           0.30%           0.25%         1.65%       1.65%
Accumulator Elite II.....................................        1.10%           0.25%           0.45%         1.80%       1.80%
Accumulator Elite 06, 07, 8.0............................        1.10%           0.30%           0.25%         1.65%       1.65%
Stylus...................................................        0.80%           0.30%           0.05%         1.15%       1.15%
Retirement Income for Life...............................        0.75%           0.30%           0.20%         1.25%       1.25%
Retirement Income for Life (NY)..........................        0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Advisor......................................        0.50%             --              --          0.50%       0.50%
Accumulator Express......................................        0.70%           0.25%             --          0.95%       0.95%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                       When charge
           Charges                     is deducted                          Amount deducted                     How deducted
------------------------------- -------------------------- ----------------------------------------------- ----------------------
Charges for state premium and   At time of transaction     Varies by state                                 Applied to an annuity
other applicable taxes                                                                                     payout option

Charge for Trust expenses       Daily                      Varies by portfolio                             Unit value

Annual Administrative charge    Annually on each           Depending on account value, in Years            Unit liquidation from
                                contract date anniversary. 1 to 2 lesser of $30 or 2% of account           account value
                                                           value, thereafter $30

Variable Immediate Annuity pay- At time of transaction     $350 annuity administrative fee                 Unit liquidation from
out option administrative fee                                                                              account value

Withdrawal charge               At time of transaction     Low - 0% in contract year 10 and thereafter.    Unit liquidation from
                                                                                                           account value
                                                           High - 8% in contract years 1 and 2. The
                                                           charge is 7% in contract years 3 and 4, and
                                                           declines 1% each contract year until it
                                                           reaches 0% in contract year 10.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                  When charge
           Charges                is deducted                               Amount deducted                        How deducted
-----------------------------  --------------------------  -------------------------------------------------  ----------------------
                                                           *Note - Depending on the contract and/or
                                                                   certain elections made under the
                                                                   contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge      Annually on each           0.30%                                           Unit liquidation from
                                contract date                                                              account value
                                anniversary.


Protection Plus                Annually on each            Low - 0.20%                                        Unit liquidation from
                               contract date anniversary.                                                     account value
                                                           High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85     Annually on each            Low - 0.20% of the Annual ratchet to age 85        Unit liquidation from
                               contract date anniversary.  benefit base                                       account value

                                                           High - 0.30% of the Annual ratchet to age 85
                                                           benefit base

  Greater of 5% rollup to      Annually on each            0.50% of the greater of 5% roll-up to age 85 or    Unit liquidation from
  age 85 or annual ratchet     contract date anniversary.  annual ratchet to age 85 benefit base              account value
  to age 85

  6% rollup to age 80 or 70                                0.20% of 6% roll-up to age 80 (or 70) benefit
                                                           base

  6% rollup to age 85          Annually on each            Low - 0.35% of the 6% roll-up to age 85 benefit    Unit liquidation from
                               contract date anniversary.  base                                               account value

                                                           High - 0.45% of the 6% roll-up to age 85 benefit
                                                           base

  Greater of 6.5%, 6% or 3%    Annually on each            Low - 0.45% of the 6% roll-up to age 85 benefit    Unit liquidation from
  rollup to age 85 or annual   contract date anniversary.  base or the Annual ratchet to age 85 benefit       account value
  ratchet to age 85                                        base, as applicable

                                                           High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                                           age 85 benefit base or the Annual ratchet to age
                                                           85 benefit base, as applicable

Guaranteed Withdrawal Benefit  Annually on each            0.30%                                             Unit liquidation from
for Life Enhanced Death        contract date anniversary                                                     account value
Benefit


Earnings Enhancement Benefit   Annually on each            0.35%                                             Unit liquidation from
(additional death benefit)     contract date anniversary                                                     account value


Guaranteed Minimum Income      Annually on each            Low - 0.45%                                       Unit liquidation from
Benefit                        contract date anniversary.                                                    account value
                                                           High - 0.80% (max to 1.10%)

Guaranteed Principal Benefit   Annually on first 10        Low - 100% Guaranteed Principal Benefit -         Unit liquidation from
                               contract date               0.50%                                             account value
                               anniversaries
                                                           High - 125% Guaranteed Principal Benefit -
                                                           0.75%

Guaranteed Withdrawal Benefit  Annually on each            Low - 5% Withdrawal Option is 0.30%               Unit liquidation from
                               contract date anniversary                                                     account value
                                                           High - 7% Withdrawal Option is 0.50%

Net Loan Interest charge       Netted against loan         2.00%                                             Unit liquidation from
for Rollover                   repayment                                                                     account value

Retirement Income for Life     Annually on contract date   Low - 0.60% for Single life                       Unit liquidation from
Benefit charge                 anniversary                    0.80% for Joint life                           account value

                                                           High - 0.75% for Single life
                                                              0.90% for Joint life

Guaranteed Withdrawal Benefit  Annually on each            Low - 0.60% for Single life;                      Unit liquidation from
for Life (GWBL)                contract date anniversary         0.80% for Joint life                        account value

                                                           High - 0.75% for Single life;
                                                                  0.95% for Joint life



                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                 When charge
       Charges                   is deducted                           Amount deducted                         How deducted
----------------------   --------------------------   ---------------------------------------------------   --------------------

Death benefit under       Annually on each            The GMDB charge in effect prior to conversion         Unit liquidation from
converted GWBL            contract anniversary date   will be deducted. Note - Charge will vary             account value
                                                      depending on combination GMDB elections.

Converted Guaranteed     Upon initial conversion      Single and Joint life - charge is equal to the        Unit liquidation of
withdrawal benefit       and annually on each         percentage of Guaranteed minimum income benefit       account value
for life charge          contract date anniversary    base charge deducted as the Guaranteed minimum
                         thereafter                   income benefit charge on the conversion effective
                                                      date. Annual ratchets may increase the charge to a
                                                      percentage equal to the maximum charge for the
                                                      Guaranteed minimum income benefit.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  8.62
         Highest contract charge 1.90% Class B (a)     $  8.05
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 14.25
         Highest contract charge 1.90% Class B (a)     $ 13.49
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.49
         Highest contract charge 1.90% Class B (a)     $ 12.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 11.50
         Highest contract charge 1.90% Class B (a)     $ 11.22
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.70
         Highest contract charge 1.90% Class B (a)     $ 10.56
         All contract charges                               --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.43
         Highest contract charge 1.90% Class B (a)     $  9.73
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.78
         Highest contract charge 1.90% Class B (a)     $ 11.15
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.19
         Highest contract charge 1.90% Class B (a)     $ 10.74
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.57
         Highest contract charge 1.90% Class B (a)     $ 10.29
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.37
         Highest contract charge 1.90% Class B (a)     $ 10.24
         All contract charges                               --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  9.80
         Highest contract charge 1.90% Class B (a)     $  9.14
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.22
         Highest contract charge 1.90% Class B (a)     $ 11.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.64
         Highest contract charge 1.90% Class B (a)     $ 11.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.76
         Highest contract charge 1.90% Class B (a)     $ 10.48
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.47
         Highest contract charge 1.90% Class B (a)     $ 10.34
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
  2008              --                --           --        (39.51)%
                    --                --           --        (40.33)%
               249,764        $2,198,545         1.66%           --
  2007              --                --           --           5.63%
                    --                --           --           4.17%
               189,188        $2,787,372         3.04%           --
  2006              --                --           --          17.31%
                    --                --           --          15.46%
               103,270        $1,472,607         3.07%            --
  2005              --                --           --           7.52%
                    --                --           --           6.01%
                46,362        $  572,360         5.10%            --
  2004              --                --           --           7.00%
                    --                --           --           6.11%
                19,656        $  227,194         2.60%            --
AXA Conservative Allocation
---------------------------
  2008              --                --           --        (11.46)%
                    --                --           --        (12.74)%
               130,528        $1,340,728         6.68%           --
  2007              --                --           --           5.27%
                    --                --           --           3.82%
                43,687        $  512,686         4.38%            --
  2006              --                --           --           5.84%
                    --                --           --           4.35%
                27,021        $  304,681         4.30%            --
  2005              --                --           --           1.93%
                    --                --           --           0.50%
                18,040        $  194,239         4.02%            --
  2004              --                --           --           3.74%
                    --                --           --           2.46%
                 9,001        $   95,767         5.04%            --
AXA Conservative-Plus Allocation
--------------------------------
  2008              --                --           --        (19.80)%
                    --                --           --        (21.00)%
               126,714        $1,241,651         3.99%           --
  2007              --                --           --           4.98%
                    --                --           --           3.49%
                83,083        $1,028,164         3.70%            --
  2006              --                --           --           8.22%
                    --                --           --           6.70%
                62,323        $  744,035         3.65%            --
  2005              --                --           --           2.73%
                    --                --           --           1.29%
                40,493        $  451,307         4.68%            --
  2004              --                --           --           4.93%
                    --                --           --           3.63%
                18,199        $  198,701         4.62%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  47.34
         Highest contract charge 1.90% Class B         $  34.20
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $  63.00
         Highest contract charge 1.90% Class B         $  46.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  59.58
         Highest contract charge 1.90% Class B         $  44.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  54.27
         Highest contract charge 1.90% Class B         $  40.92
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  52.05
         Highest contract charge 1.90% Class B         $  39.80
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $   9.31
         Highest contract charge 1.90% Class B (a)     $   8.69
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72
         Highest contract charge 1.90% Class B (a)     $  12.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96
         Highest contract charge 1.90% Class B (a)     $  12.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37
         Highest contract charge 1.90% Class B (a)     $  11.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71
         Highest contract charge 1.90% Class B (a)     $  10.58
         All contract charges                                --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 200.52
         Highest contract charge 1.90% Class B         $ 125.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $ 358.57
         Highest contract charge 1.90% Class B         $ 228.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 348.26
         Highest contract charge 1.90% Class B         $ 224.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 316.20
         Highest contract charge 1.90% Class B         $ 206.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 304.68
         Highest contract charge 1.90% Class B         $ 202.28
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
  2008              --                --           --        (24.86)%
                    --                --           --        (25.91)%
               438,140        $5,361,993         4.05%           --
  2007              --                --           --           5.74%
                    --                --           --           4.25%
               339,622        $5,580,780         3.49%            --
  2006              --                --           --           9.77%
                    --                --           --           8.23%
               267,779        $4,210,726         3.03%            --
  2005              --                --           --           4.27%
                    --                --           --           2.81%
               188,833        $2,886,531         2.93%            --
  2004              --                --           --           8.18%
                    --                --           --           6.66%
                94,832        $1,705,138         3.65%            --
AXA Moderate-Plus Allocation
----------------------------
  2008              --                --           --        (32.14)%
                    --                --           --        (33.05)%
               853,511        $8,197,686         2.40%           --
  2007              --                --           --           5.86%
                    --                --           --           4.34%
               689,233        $9,864,221         3.23%            --
  2006              --                --           --          13.93%
                    --                --           --           12.33%
               450,637        $6,186,804         3.16%            --
  2005              --                --           --           6.14%
                    --                --           --           4.65%
               231,245        $2,819,241         5.28%            --
  2004              --                --           --           7.46%
                    --                --           --           6.13%
                82,739        $  955,400         4.09%            --
EQ/AllianceBernstein Common Stock
---------------------------------
  2008              --                --           --        (44.08)%
                    --                --           --        (44.87)%
                40,142        $  617,520         1.63%            --
  2007              --                --           --           2.96%
                    --                --           --           1.51%
                41,874        $1,221,553         0.97%            --
  2006              --                --           --          10.14%
                    --                --           --           8.59%
                44,440        $1,355,393         1.20%            --
  2005              --                --           --           3.78%
                    --                --           --           2.33%
                36,983        $1,277,968         0.84%            --
  2004              --                --           --          13.55%
                    --                --           --          11.95%
                23,045        $1,197,777         1.05%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B      $ 18.48               --                --           --          1.59%
         All contract charges                            --           26,853        $  401,655         3.71%           --
  2007   Lowest contract charge 0.50% Class B       $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B      $ 18.19               --                --           --          4.84%
         All contract charges                            --           18,561        $  296,887         4.29%           --
  2006   Lowest contract charge 0.50% Class B       $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B      $ 17.35               --                --           --          1.17%
         All contract charges                            --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B       $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B      $ 17.15               --                --           --        (0.68)%
         All contract charges                            --           20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B       $ 20.98               --                --           --          1.43%
         Highest contract charge 1.90% Class B      $ 17.27               --                --           --            --
         All contract charges                            --           20,300        $  340,096         3.02%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.11               --                --           --       (50.95)%
         Highest contract charge 1.90% Class B      $  9.14               --                --           --       (51.67)%
         All contract charges                            --           62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B       $ 22.65               --                --           --         11.14%
         Highest contract charge 1.90% Class B      $ 18.91               --                --           --          9.62%
         All contract charges                            --           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B       $ 20.38               --                --           --         22.90%
         Highest contract charge 1.90% Class B      $ 17.25               --                --           --         21.18%
         All contract charges                            --           50,659        $  919,120         1.53%           --
  2005   Lowest contract charge 0.50% Class B       $ 16.58               --                --           --         14.72%
         Highest contract charge 1.90% Class B      $ 14.24               --                --           --         13.11%
         All contract charges                            --           39,214        $  585,935         1.67%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.45               --                --           --         17.58%
         Highest contract charge 1.90% Class B      $ 12.59               --                --           --         15.93%
         All contract charges                            --           28,144        $  371,190         2.10%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 12.62               --                --           --       (44.94)%
         Highest contract charge 1.90% Class B      $ 10.70               --                --           --       (45.71)%
         All contract charges                            --           27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B       $ 22.92               --                --           --         16.11%
         Highest contract charge 1.90% Class B      $ 19.71               --                --           --         14.46%
         All contract charges                            --           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B       $ 19.74               --                --           --          8.46%
         Highest contract charge 1.90% Class B      $ 17.22               --                --           --          6.94%
         All contract charges                            --           29,035        $  479,583           --            --
  2005   Lowest contract charge 0.50% Class B       $ 18.20               --                --           --         10.95%
         Highest contract charge 1.90% Class B      $ 16.10               --                --           --          9.40%
         All contract charges                            --           28,133        $  443,581           --            --
  2004   Lowest contract charge 0.50% Class B       $ 16.41               --                --           --         13.41%
         Highest contract charge 1.90% Class B      $ 14.72               --                --           --         11.82%
         All contract charges                            --           27,198        $  400,895           --            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)      $  6.91
         Highest contract charge 1.90% Class B (e)     $  6.60
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (e)      $ 11.29
         Highest contract charge 1.90% Class B (e)     $ 10.94
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (e)      $ 11.48
         Highest contract charge 1.90% Class B (e)     $ 11.29
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (e)      $ 10.38
         Highest contract charge 1.90% Class B (e)     $ 10.35
         All contract charges                               --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (a)      $ 10.28
         Highest contract charge 1.70% Class B         $ 10.26
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (a)      $ 11.04
         Highest contract charge 1.70% Class B         $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 1.20% Class B (a)      $ 10.82
         Highest contract charge 1.70% Class B         $ 10.91
         All contract charges                               --
  2005   Lowest contract charge 1.20% Class B (a)      $ 10.79
         Highest contract charge 1.70% Class B         $ 10.94
         All contract charges                               --
  2004   Lowest contract charge 1.20% Class B (a)      $ 10.16
         Highest contract charge 1.70% Class B         $ 10.35
         All contract charges                               --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 16.70
         Highest contract charge 1.90% Class B         $ 14.15
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 26.45
         Highest contract charge 1.90% Class B         $ 22.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 26.27
         Highest contract charge 1.90% Class B         $ 22.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 21.84
         Highest contract charge 1.90% Class B         $ 19.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 21.32
         Highest contract charge 1.90% Class B         $ 19.12
         All contract charges                               --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 15.47
         Highest contract charge 1.90% Class B         $ 13.11
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 27.28
         Highest contract charge 1.90% Class B         $ 23.45
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Ariel Appreciation II
------------------------
  2008              --                --           --        (38.80)%
                    --                --           --        (39.67)%
                 6,447        $   43,128         0.89%            --
  2007              --                --           --         (1.66)%
                    --                --           --         (3.10)%
                 4,758        $   52,563         0.47%            --
  2006              --                --           --          10.61%
                    --                --           --           9.06%
                 2,735        $   31,030         1.21%            --
  2005              --                --           --           3.83%
                    --                --           --           3.49%
                   510        $    5,276         1.00%            --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
  2008              --                --           --         (6.88)%
                    --                --           --         (7.32)%
                14,132        $  146,219         0.18%            --
  2007              --                --           --           2.03%
                    --                --           --           1.47%
                12,069        $  134,307         1.91%            --
  2006              --                --           --           0.23%
                    --                --           --         (0.27)%
                13,017        $  142,226         2.84%            --
  2005              --                --           --           6.22%
                    --                --           --           5.69%
                11,318        $  123,394           --             --
  2004              --                --           --           1.27%
                    --                --           --           1.87%
                 3,869        $   39,780           --             --
EQ/BlackRock Basic Value Equity
-------------------------------
  2008              --                --           --        (36.86)%
                    --                --           --        (37.77)%
                46,485        $  522,247         1.73%            --
  2007              --                --           --           0.69%
                    --                --           --         (0.74)%
                45,201        $  829,334         1.08%            --
  2006              --                --           --          20.31%
                    --                --           --          18.62%
                44,747        $  846,668         2.90%            --
  2005              --                --           --           2.44%
                    --                --           --           1.00%
                43,949        $  723,084         1.38%            --
  2004              --                --           --          10.02%
                    --                --           --           8.47%
                40,543        $  701,451         2.37%            --
EQ/BlackRock International Value
--------------------------------
  2008              --                --           --        (43.29)%
                    --                --           --        (44.09)%
                48,585        $  592,816         2.19%            --
  2007              --                --           --           9.65%
                    --                --           --           8.06%
                52,311        $1,144,877         1.85%            --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 24.88
         Highest contract charge 1.90% Class B          $ 21.70
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 19.90
         Highest contract charge 1.90% Class B          $ 17.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 18.04
         Highest contract charge 1.90% Class B          $ 16.18
         All contract charges                                --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  5.05
         Highest contract charge 1.90% Class B (c)      $  4.38
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50
         Highest contract charge 1.90% Class B (c)      $  6.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26
         Highest contract charge 1.90% Class B (c)      $  6.48
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30
         Highest contract charge 1.90% Class B (c)      $  5.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96
         Highest contract charge 1.90% Class B (c)      $  5.47
         All contract charges                                --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  5.86
         Highest contract charge 1.90% Class B          $  5.13
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.74
         Highest contract charge 1.90% Class B          $  9.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.63
         Highest contract charge 1.90% Class B          $  8.68
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.20
         Highest contract charge 1.90% Class B          $  8.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.50
         Highest contract charge 1.90% Class B          $  7.88
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.87
         Highest contract charge 1.90% Class B          $  7.51
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 12.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 14.25
         Highest contract charge 1.90% Class B          $ 12.42
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006              --                --           --          25.06%
                    --                --           --          23.30%
                51,776        $1,057,795         3.58%            --
  2005              --                --           --          10.28%
                    --                --           --           8.74%
                44,488        $  754,971         1.84%            --
  2004              --                --           --          21.04%
                    --                --           --          19.33%
                34,210        $  557,170         1.66%            --
EQ/Boston Advisors Equity Income
--------------------------------
  2008              --                --           --        (32.67)%
                    --                --           --        (33.54)%
                39,344        $  157,390         2.44%            --
  2007              --                --           --           3.31%
                    --                --           --           1.70%
                31,430        $  202,051         1.82%            --
  2006              --                --           --          15.39%
                    --                --           --          13.77%
                30,079        $  198,213         2.39%            --
  2005              --                --           --           5.62%
                    --                --           --           4.14%
                22,950        $  135,055         2.19%            --
  2004              --                --           --           9.05%
                    --                --           --           8.76%
                 3,003        $   16,894         3.71%            --
EQ/Calvert Socially Responsible
-------------------------------
  2008              --                --           --        (45.44)%
                    --                --           --        (46.23)%
                 5,674        $   36,090         0.30%            --
  2007              --                --           --          11.53%
                    --                --           --           9.91%
                 5,341        $   62,358         0.23%            --
  2006              --                --           --           4.70%
                    --                --           --           3.24%
                 5,169        $   54,129           --             --
  2005              --                --           --           8.20%
                    --                --           --           6.68%
                 4,883        $   47,467           --             --
  2004              --                --           --           3.07%
                    --                --           --           1.62%
                 3,656        $   31,705           --             --
EQ/Capital Guardian Growth
--------------------------
  2008              --                --           --        (40.67)%
                    --                --           --        (41.56)%
                35,102        $  263,886         0.18%            --
  2007              --                --           --           4.91%
                    --                --           --           3.46%
                34,213        $  439,864           --             --
  2006              --                --           --           6.87%
                    --                --           --           5.37%
                30,418        $  380,312         0.18%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B          $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B          $ 11.44
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.48
         Highest contract charge 1.90% Class B          $  7.39
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $  9.25
         Highest contract charge 1.90% Class B (d)      $  8.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 11.49
         Highest contract charge 1.90% Class B (d)      $ 11.06
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 11.23
         Highest contract charge 1.90% Class B (d)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.46
         Highest contract charge 1.90% Class B (d)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.79
         Highest contract charge 1.90% Class B (f)      $  6.57
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 11.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 21.79
         Highest contract charge 1.90% Class B          $ 17.66
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005              --                --           --           4.58%
                    --                --           --           3.12%
                23,591        $  283,809         0.21%            --
  2004              --                --           --           5.01%
                    --                --           --           3.53%
                20,651        $  244,375         0.51%            --
EQ/Capital Guardian Research (h)
--------------------------------
  2008              --                --           --        (39.94)%
                    --                --           --        (40.83)%
                96,287        $  757,787         0.91%            --
  2007              --                --           --           1.15%
                    --                --           --         (0.32)%
               113,240        $1,497,202         1.28%            --
  2006              --                --           --          11.50%
                    --                --           --           9.93%
                56,224        $  739,096         0.56%            --
  2005              --                --           --           5.53%
                    --                --           --           4.05%
                59,370        $  704,554         0.56%            --
  2004              --                --           --          10.35%
                    --                --           --           8.80%
                61,357        $  694,282         0.67%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2008              --                --           --        (19.50)%
                    --                --           --        (20.61)%
                18,445        $  131,696         8.08%            --
  2007              --                --           --           2.32%
                    --                --           --           0.82%
                15,706        $  143,500         7.16%            --
  2006              --                --           --           7.42%
                    --                --           --           5.92%
                10,025        $  103,369         7.96%            --
  2005              --                --           --           4.56%
                    --                --           --           3.58%
                 3,193        $   33,180        15.00%            --
EQ/Davis New York Venture
-------------------------
  2008              --                --           --        (39.54)%
                    --                --           --        (40.38)%
                36,597        $  242,910         0.62%            --
  2007              --                --           --           3.22%
                    --                --           --           1.75%
                24,733        $  273,949         0.62%            --
  2006              --                --           --           8.76%
                    --                --           --           8.29%
                 5,631        $   61,054         0.75%            --
EQ/Equity 500 Index
-------------------
  2008              --                --           --        (37.64)%
                    --                --           --        (38.51)%
                71,841        $  912,729         1.72%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $ 11.58
         Highest contract charge 1.90% Class B (e)      $ 11.06
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.93
         Highest contract charge 1.90% Class B (e)      $ 10.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 10.05
         Highest contract charge 1.90% Class B (e)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $  9.77
         Highest contract charge 1.90% Class B (e)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  7.62
         Highest contract charge 1.90% Class B          $  6.62
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  7.20
         Highest contract charge 1.90% Class B (f)      $  6.97
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.42
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.41
         All contract charges                                --


                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007              --                --           --           4.42%
                    --                --           --           2.94%
                74,013        $1,576,822         1.31%            --
  2006              --                --           --          14.52%
                    --                --           --          12.91%
                76,302        $1,640,567         1.54%            --
  2005              --                --           --           3.88%
                    --                --           --           2.42%
                76,052        $1,537,157         1.35%            --
  2004              --                --           --           9.68%
                    --                --           --           8.14%
                67,829        $1,471,224         1.53%            --
EQ/Evergreen International Bond
-------------------------------
  2008              --                --           --           5.95%
                    --                --           --           4.44%
                36,828        $  413,319        19.53%            --
  2007              --                --           --           8.76%
                    --                --           --           7.19%
                18,195        $  194,602         3.41%            --
  2006              --                --           --           2.90%
                    --                --           --           1.46%
                 8,137        $   80,817         0.43%            --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --             --
EQ/Evergreen Omega
------------------
  2008              --                --           --        (27.98)%
                    --                --           --        (28.97)%
                15,753        $  128,962         0.60%            --
  2007              --                --           --          10.79%
                    --                --           --           9.26%
                15,374        $  176,492           --             --
  2006              --                --           --           5.34%
                    --                --           --           3.86%
                13,748        $  141,667         2.13%            --
  2005              --                --           --           3.44%
                    --                --           --           1.99%
                15,270        $  147,725         0.04%            --
  2004              --                --           --           6.51%
                    --                --           --           5.01%
                15,623        $  142,569         0.35%            --
EQ/Franklin Income
------------------
  2008              --                --           --        (32.20)%
                    --                --           --        (33.11)%
                60,463        $  425,663         6.36%            --
  2007              --                --           --           1.53%
                    --                --           --           0.10%
                57,439        $  601,803         4.16%            --
  2006              --                --           --           4.56%
                    --                --           --           4.11%
                12,757        $  132,983         2.34%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.54
         Highest contract charge 1.90% Class B (f)     $  6.33
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $  9.86
         Highest contract charge 1.90% Class B (f)     $  9.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.85
         Highest contract charge 1.90% Class B (f)     $ 10.80
         All contract charges                               --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (n)      $  6.01
         Highest contract charge 1.90% Class B (n)     $  5.87
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (n)      $  9.57
         Highest contract charge 1.90% Class B (n)     $  9.48
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.41
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.14
         Highest contract charge 1.90% Class B (d)     $ 11.69
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.79
         Highest contract charge 1.90% Class B (d)     $ 11.52
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.56
         Highest contract charge 1.90% Class B (d)     $ 10.46
         All contract charges                               --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 24.17
         Highest contract charge 1.90% Class B (c)     $ 18.09
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $ 35.02
         Highest contract charge 1.90% Class B (c)     $ 26.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $ 32.21
         Highest contract charge 1.90% Class B (c)     $ 24.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $ 27.24
         Highest contract charge 1.90% Class B (c)     $ 21.28
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $ 26.24
         Highest contract charge 1.90% Class B (c)     $ 20.79
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
  2008              --               --            --        (33.67)%
                    --               --            --        (34.61)%
                11,658         $ 74,460          1.06%            --
  2007              --               --            --         (9.12)%
                    --               --            --        (10.37)%
                 5,985         $ 58,243          0.48%            --
  2006              --               --            --           8.50%
                    --               --            --           8.03%
                 1,481         $ 16,022          0.54%            --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2008              --               --            --        (37.20)%
                    --               --            --        (38.08)%
               168,583         $996,068          5.08%            --
  2007              --               --            --         (4.30)%
                    --               --            --         (5.20)%
                83,451         $793,251          2.63%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2008              --               --            --        (14.25)%
                    --               --            --        (15.48)%
                11,081         $111,017          0.50%            --
  2007              --               --            --           2.97%
                    --               --            --           1.48%
                11,173         $131,859          0.78%            --
  2006              --               --            --          11.65%
                    --               --            --          10.08%
                 7,462         $ 86,530          6.34%            --
  2005              --               --            --           5.64%
                    --               --            --           4.65%
                 2,307         $ 24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
  2008              --               --            --        (30.98)%
                    --               --            --        (31.99)%
                18,794         $392,717          0.61%            --
  2007              --               --            --           8.72%
                    --               --            --           7.21%
                15,674         $470,454          0.52%            --
  2006              --               --            --          18.24%
                    --               --            --          16.58%
                 8,969         $243,842          1.60%            --
  2005              --               --            --           3.80%
                    --               --            --           2.34%
                 5,611         $129,461          1.01%            --
  2004              --               --            --          13.51%
                    --               --            --          13.22%
                   797         $ 17,882          0.39%            --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.76
         Highest contract charge 1.90% Class B         $  8.51
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.93
         Highest contract charge 1.90% Class B (d)     $  9.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.72
         Highest contract charge 1.90% Class B (d)     $ 16.10
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 14.46
         Highest contract charge 1.90% Class B (d)     $ 14.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.56
         Highest contract charge 1.90% Class B (d)     $ 11.46
         All contract charges                               --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 14.39
         Highest contract charge 1.90% Class B         $ 12.31
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 15.88
         Highest contract charge 1.90% Class B         $ 13.78
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.48
         Highest contract charge 1.90% Class B         $ 13.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.95
         Highest contract charge 1.90% Class B         $ 13.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 14.70
         Highest contract charge 1.90% Class B         $ 13.31
         All contract charges                               --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 10.28
         Highest contract charge 1.90% Class B         $  8.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.16
         Highest contract charge 1.90% Class B         $ 14.75
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2008              --                --           --        (45.11)%
                    --                --           --        (45.90)%
                57,050        $  554,312         1.49%            --
  2007              --                --           --          14.64%
                    --                --           --          13.08%
                57,566        $1,024,304         0.39%            --
  2006              --                --           --          18.65%
                    --                --           --          16.99%
                62,676        $  973,881         1.38%            --
  2005              --                --           --          16.51%
                    --                --           --          14.91%
                56,000        $  728,289         1.54%            --
  2004              --                --           --          13.04%
                    --                --           --          11.45%
                49,365        $  543,898         1.64%            --
EQ/International Growth
-----------------------
  2008              --                --           --        (40.61)%
                    --                --           --        (41.43)%
                20,631        $  168,007         0.99%            --
  2007              --                --           --          15.63%
                    --                --           --          14.02%
                16,401        $  237,725         0.72%            --
  2006              --                --           --          25.01%
                    --                --           --          23.26%
                 6,096        $   83,819         1.21%            --
  2005              --                --           --          15.64%
                    --                --           --          14.56%
                 1,394        $   16,015         2.07%            --
EQ/JPMorgan Core Bond
---------------------
  2008              --                --           --         (9.38)%
                    --                --           --        (10.67)%
                80,413        $  913,345         4.06%            --
  2007              --                --           --           2.58%
                    --                --           --           1.10%
                99,922        $1,271,392         4.32%            --
  2006              --                --           --           3.54%
                    --                --           --           2.09%
                99,116        $1,260,924         4.37%            --
  2005              --                --           --           1.71%
                    --                --           --           0.28%
                93,448        $1,190,350         3.56%            --
  2004              --                --           --           3.58%
                    --                --           --           2.12%
                80,724        $1,064,120         4.15%            --
EQ/JPMorgan Value Opportunities
-------------------------------
  2008              --                --           --        (40.09)%
                    --                --           --        (40.88)%
                23,322        $  210,531         1.78%            --
  2007              --                --           --         (1.72)%
                    --                --           --         (3.09)%
                27,538        $  419,788         1.32%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B       $ 17.46               --               --            --         19.78%
         Highest contract charge 1.90% Class B      $ 15.22               --               --            --         18.10%
         All contract charges                            --           31,332         $492,862          4.27%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.58               --               --            --          3.41%
         Highest contract charge 1.90% Class B      $ 12.89               --               --            --          1.95%
         All contract charges                            --           35,102         $468,128          1.50%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.10               --               --            --         10.33%
         Highest contract charge 1.90% Class B      $ 12.64               --               --            --          8.78%
         All contract charges                            --           38,178         $499,166          1.28%           --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.29               --               --            --       (37.75)%
         Highest contract charge 1.90% Class B      $  6.33               --               --            --       (38.60)%
         All contract charges                            --           18,391         $129,337          0.34%           --
  2007   Lowest contract charge 0.50% Class B       $ 11.71               --               --            --          3.35%
         Highest contract charge 1.90% Class B      $ 10.31               --               --            --          1.88%
         All contract charges                            --           21,585         $243,826          1.14%           --
  2006   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         12.38%
         Highest contract charge 1.90% Class B      $ 10.12               --               --            --         10.80%
         All contract charges                            --           26,152         $286,441          0.84%           --
  2005   Lowest contract charge 0.50% Class B       $ 10.08               --               --            --          6.66%
         Highest contract charge 1.90% Class B      $  9.13               --               --            --          5.16%
         All contract charges                            --           30,163         $294,159          0.49%           --
  2004   Lowest contract charge 0.50% Class B       $  9.45               --               --            --         10.84%
         Highest contract charge 1.90% Class B      $  8.68               --               --            --          9.28%
         All contract charges                            --           32,507         $295,494          0.58%           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  5.37               --               --            --       (36.60)%
         Highest contract charge 1.90% Class B      $  4.68               --               --            --       (37.52)%
         All contract charges                            --           41,922         $245,887          0.14%           --
  2007   Lowest contract charge 0.50% Class B       $  8.47               --               --            --         13.39%
         Highest contract charge 1.90% Class B      $  7.49               --               --            --         11.79%
         All contract charges                            --           45,255         $411,124            --
  2006   Lowest contract charge 0.50% Class B       $  7.47               --               --            --        (1.04)
         Highest contract charge 1.90% Class B      $  6.70               --               --            --        (2.43)
         All contract charges                            --           49,049         $384,363            --            --
  2005   Lowest contract charge 0.50% Class B       $  7.55               --               --            --         14.36%
         Highest contract charge 1.90% Class B      $  6.86               --               --            --         12.75%
         All contract charges                            --           53,599         $409,334            --            --
  2004   Lowest contract charge 0.50% Class B       $  6.60               --               --            --          7.84%
         Highest contract charge 1.90% Class B      $  6.09               --               --            --          6.32%
         All contract charges                            --           54,060         $349,068            --            --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.59               --               --            --       (38.55)%
         Highest contract charge 1.90% Class B      $  9.82               --               --            --       (39.42)%
         All contract charges                            --           19,719         $193,193          0.11%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.86               --               --            --         15.07%
         Highest contract charge 1.90% Class B      $ 16.21               --               --            --         13.36%
         All contract charges                            --           22,503         $363,276          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 16.39               --               --            --          7.24%
         Highest contract charge 1.90% Class B      $ 14.30               --               --            --          5.74%
         All contract charges                            --           18,659         $269,728            --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.29
         Highest contract charge 1.90% Class B          $ 13.52
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.09
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $  4.57
         Highest contract charge 1.90% Class B (e)      $  4.36
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.61
         Highest contract charge 1.90% Class B (e)      $ 10.28
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 11.33
         Highest contract charge 1.90% Class B (e)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $ 10.66
         Highest contract charge 1.90% Class B (e)      $ 10.63
         All contract charges                                --
EQ/Large Cap Value PLUS (l)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 10.38
         Highest contract charge 1.90% Class B          $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.41
         Highest contract charge 1.90% Class B          $ 15.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 19.39
         Highest contract charge 1.90% Class B          $ 17.07
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 16.05
         Highest contract charge 1.90% Class B          $ 14.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.30
         Highest contract charge 1.90% Class B          $ 13.86
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $ 11.37
         Highest contract charge 1.90% Class B (d)      $ 10.80
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 10.89
         Highest contract charge 1.90% Class B (d)      $ 10.48
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 10.19
         Highest contract charge 1.90% Class B (d)      $  9.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.06
         Highest contract charge 1.90% Class B (d)      $  9.96
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005              --                --           --           8.48%
                    --                --           --           6.96%
                19,808        $  272,973           --             --
  2004              --                --           --          12.06%
                    --                --           --          10.48%
                20,997        $  272,395           --             --
EQ/Large Cap Value Index
------------------------
  2008              --                --           --        (56.93)%
                    --                --           --        (57.59)%
                16,998        $   75,141         1.37%            --
  2007              --                --           --         (6.35)%
                    --                --           --         (7.72)%
                17,409        $  180,500           --             --
  2006              --                --           --           6.30%
                    --                --           --           4.81%
                15,831        $  177,206         0.05%            --
  2005              --                --           --           6.62%
                    --                --           --           6.26%
                 2,464        $   26,219         0.13%            --
EQ/Large Cap Value PLUS (l)
---------------------------
  2008              --                --           --        (43.62)%
                    --                --           --        (44.43)%
               128,632        $1,114,977         2.84%            --
  2007              --                --           --         (5.05)%
                    --                --           --         (6.39)%
               150,945        $2,349,958         1.61%            --
  2006              --                --           --          20.78%
                    --                --           --          19.09%
               110,933        $1,850,638         1.64%            --
  2005              --                --           --           4.91%
                    --                --           --           3.44%
               101,618        $1,439,640         1.18%            --
  2004              --                --           --          12.88%
                    --                --           --          11.29%
                91,811        $1,278,595         1.46%            --
EQ/Long Term Bond
-----------------
  2008              --                --           --           4.41%
                    --                --           --           3.05%
                13,056        $  136,537         6.19%            --
  2007              --                --           --           6.87%
                    --                --           --           5.33%
                11,044        $  114,596         4.52%            --
  2006              --                --           --           1.31%
                    --                --           --         (0.11)%
                 8,360        $   83,248         5.01%            --
  2005              --                --           --           0.56%
                    --                --           --         (0.38)%
                 4,300        $   42,957         5.08%            --


                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.08
         Highest contract charge 1.90% Class B (d)     $  7.67
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.80
         Highest contract charge 1.90% Class B (d)     $ 12.32
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.43
         Highest contract charge 1.90% Class B (d)     $ 12.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.66
         Highest contract charge 1.90% Class B (d)     $ 10.56
         All contract charges                               --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.01
         Highest contract charge 1.90% Class B (d)     $  8.55
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 13.11
         Highest contract charge 1.90% Class B (d)     $ 12.63
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.91
         Highest contract charge 1.90% Class B (d)     $ 11.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.62
         Highest contract charge 1.90% Class B (d)     $ 10.52
         All contract charges                               --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.62
         Highest contract charge 1.90% Class B (d)     $  7.24
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.55
         Highest contract charge 1.90% Class B (d)     $ 12.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.54
         Highest contract charge 1.90% Class B (d)     $ 12.25
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.21
         Highest contract charge 1.90% Class B (d)     $ 11.11
         All contract charges                               --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.60
         Highest contract charge 1.90% Class B         $ 10.45
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.52
         Highest contract charge 1.90% Class B         $ 17.85
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 17.20
         Highest contract charge 1.90% Class B         $ 15.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 15.82
         Highest contract charge 1.90% Class B         $ 14.88
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
  2008              --                --           --        (36.88)%
                    --                --           --        (37.74)%
                12,007        $   93,540         1.55%            --
  2007              --                --           --           2.98%
                    --                --           --           1.48%
                11,815        $  147,275         1.13%            --
  2006              --                --           --          16.63%
                    --                --           --          14.99%
                11,071        $  135,386         1.21%            --
  2005              --                --           --           6.59%
                    --                --           --           5.59%
                 3,072        $   32,532         1.42%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2008              --                --           --        (31.27)%
                    --                --           --        (32.30)%
                 9,794        $   85,138         1.16%            --
  2007              --                --           --          10.08%
                    --                --           --           8.60%
                 6,105        $   78,014         0.80%            --
  2006              --                --           --          12.13%
                    --                --           --          10.56%
                 4,229        $   49,544         1.21%            --
  2005              --                --           --           6.21%
                    --                --           --           5.22%
                 2,022        $   21,339         0.84%            --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2008              --                --           --        (39.28)%
                    --                --           --        (40.12)%
                25,830        $  190,155         1.52%            --
  2007              --                --           --           0.08 %
                    --                --           --         (1.31)%
                24,325        $  297,470         0.54%            --
  2006              --                --           --          11.87%
                    --                --           --          10.30%
                17,475        $  215,636         1.22%            --
  2005              --                --           --          12.11%
                    --                --           --          11.07%
                 9,142        $  101,817         1.70%            --
EQ/Marsico Focus
----------------
  2008              --                --           --        (40.57)%
                    --                --           --        (41.46)%
               118,651        $1,143,520         0.95%            --
  2007              --                --           --          13.49%
                    --                --           --          11.91%
               115,724        $1,909,092         0.18%            --
  2006              --                --           --           8.78%
                    --                --           --           7.25%
               110,995        $1,644,626         0.73%            --
  2005              --                --           --          10.15%
                    --                --           --           8.61%
                91,026        $1,281,504           --             --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/Marsico Focus (Continued)
----------------------------
  2004   Lowest contract charge 0.50% Class B       $ 14.36               --                --           --          9.96%
         Highest contract charge 1.90% Class B      $ 13.70               --                --           --          8.41%
         All contract charges                            --           69,842        $  931,060           --            --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.36               --                --           --       (49.55)%
         Highest contract charge 1.90% Class B      $  6.54               --                --           --       (50.27)%
         All contract charges                            --           67,946        $  500,886         0.89%           --
  2007   Lowest contract charge 0.50% Class B       $ 14.59               --                --           --          7.44%
         Highest contract charge 1.90% Class B      $ 13.15               --                --           --          5.96%
         All contract charges                            --           70,501        $1,035,525           --            --
  2006   Lowest contract charge 0.50% Class B       $ 13.58               --                --           --         10.97%
         Highest contract charge 1.90% Class B      $ 12.41               --                --           --          9.41%
         All contract charges                            --           72,246        $  989,519         3.28%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.23               --                --           --          5.84%
         Highest contract charge 1.90% Class B      $ 11.35               --                --           --          4.35%
         All contract charges                            --           70,729        $  867,602         7.65%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.56               --                --           --         15.45%
         Highest contract charge 1.90% Class B      $ 10.87               --                --           --         13.82%
         All contract charges                            --           64,623        $  740,923         2.53%           --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.23               --                --           --       (39.85)%
         Highest contract charge 1.90% Class B      $  9.52               --                --           --       (40.69)%
         All contract charges                            --           41,940        $  400,022         1.38%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.67               --                --           --        (2.10)%
         Highest contract charge 1.90% Class B      $ 16.05               --                --           --        (3.49)%
         All contract charges                            --           50,595        $  811,824         0.97%           --
  2006   Lowest contract charge 0.50% Class B       $ 19.07               --                --           --         11.92%
         Highest contract charge 1.90% Class B      $ 16.63               --                --           --         10.35%
         All contract charges                            --           57,023        $  948,678         0.31%           --
  2005   Lowest contract charge 0.50% Class B       $ 17.04               --                --           --         10.77%
         Highest contract charge 1.90% Class B      $ 15.07               --                --           --          9.21%
         All contract charges                            --           54,946        $  832,305         4.89%           --
  2004   Lowest contract charge 0.50% Class B       $ 15.38               --                --           --         17.26%
         Highest contract charge 1.90% Class B      $ 13.80               --                --           --         15.61%
         All contract charges                            --           46,228        $  648,657         2.63%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2008   Lowest contract charge 0.00% Class B       $ 44.43               --                --           --          2.11%
         Highest contract charge 1.90% Class B      $ 26.24               --                --           --          0.15%
         All contract charges                            --           90,924        $1,493,712         1.93%           --
  2007   Lowest contract charge 0.00% Class B       $ 43.51               --                --           --          4.72%
         Highest contract charge 1.90% Class B      $ 26.20               --                --           --          2.70%
         All contract charges                            --           45,468        $  851,459         4.59%           --
  2006   Lowest contract charge 0.00% Class B       $ 41.55               --                --           --          4.48%
         Highest contract charge 1.90% Class B      $ 25.51               --                --           --          2.51%
         All contract charges                            --           33,332        $  612,694         4.41%           --
  2005   Lowest contract charge 0.00% Class B       $ 39.77               --                --           --          2.62%
         Highest contract charge 1.90% Class B      $ 24.88               --                --           --          0.68%
         All contract charges                            --           24,414        $  483,274         2.57%           --
  2004   Lowest contract charge 0.00% Class B       $ 38.75               --                --           --          0.78%
         Highest contract charge 1.90% Class B      $ 24.71               --                --           --        (1.14)%
         All contract charges                            --           22,453        $  474,277         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  4.22
         Highest contract charge 1.90% Class B (c)     $  3.66
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  6.32
         Highest contract charge 1.90% Class B (c)     $  5.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  5.26
         Highest contract charge 1.90% Class B (c)     $  4.69
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  4.90
         Highest contract charge 1.90% Class B (c)     $  4.43
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  4.67
         Highest contract charge 1.90% Class B (c)     $  4.28
         All contract charges                               --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.69
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.86
         Highest contract charge 1.90% Class B (f)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.74
         Highest contract charge 1.90% Class B (f)     $ 10.69
         All contract charges                               --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.90
         Highest contract charge 1.90% Class B (f)     $  6.68
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.70
         Highest contract charge 1.90% Class B (f)     $ 11.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.12
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.87
         Highest contract charge 1.90% Class B (f)     $  6.64
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.28
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.96
         Highest contract charge 1.90% Class B (f)     $ 10.91
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth
---------------------------
  2008              --               --            --        (33.23)%
                    --               --            --        (34.17)%
                43,561         $143,894          0.26%            --
  2007              --               --            --          20.15%
                    --               --            --          18.55%
                18,657         $100,498          0.37%            --
  2006              --               --            --           7.41%
                    --               --            --           5.90%
                 6,440         $ 30,006          0.21%            --
  2005              --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%            --
EQ/Mutual Shares
----------------
  2008              --               --            --        (38.40)%
                    --               --            --        (39.31)%
                31,398         $205,168          3.61%            --
  2007              --               --            --           1.12%
                    --               --            --         (0.28)%
                32,835         $351,879            --             --
  2006              --               --            --           7.38%
                    --               --            --           6.92%
                 7,714         $ 82,586          0.39%            --
EQ/Oppenheimer Global
---------------------
  2008              --               --            --        (41.03)%
                    --               --            --        (41.81)%
                13,246         $ 89,280          1.29%            --
  2007              --               --            --           5.22%
                    --               --            --           3.70%
                 9,648         $111,407          0.39%            --
  2006              --               --            --          11.23%
                    --               --            --          10.75%
                 1,756         $ 19,483          0.07%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2008              --               --            --        (39.10)%
                    --               --            --        (40.02)%
                 4,048         $ 27,160          0.65%            --
  2007              --               --            --           2.92%
                    --               --            --           1.47%
                 3,395         $ 37,791          0.59%            --
  2006              --               --            --           9.61%
                    --               --            --           9.13%
                   726         $  7,942          2.04%            --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.68
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.88
         Highest contract charge 1.90% Class B (f)     $ 10.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.13
         Highest contract charge 1.90% Class B (f)     $ 11.08
         All contract charges                               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.57
         Highest contract charge 1.90% Class B (d)     $ 10.03
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.07
         Highest contract charge 1.90% Class B (d)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $  9.98
         Highest contract charge 1.90% Class B (d)     $  9.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $  9.99
         Highest contract charge 1.90% Class B (d)     $  9.90
         All contract charges                               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 17.75
         Highest contract charge 1.90% Class B         $ 14.30
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.09
         Highest contract charge 1.90% Class B         $ 15.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 18.35
         Highest contract charge 1.90% Class B         $ 15.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 17.77
         Highest contract charge 1.90% Class B         $ 14.94
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.51
         Highest contract charge 1.90% Class B         $ 14.93
         All contract charges                               --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.61
         Highest contract charge 1.90% Class B (d)     $ 10.07
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 10.88
         Highest contract charge 1.90% Class B (d)     $ 10.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 10.38
         Highest contract charge 1.90% Class B (d)     $ 10.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.04
         Highest contract charge 1.90% Class B (d)     $  9.94
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2008              --               --            --        (38.60)%
                    --               --            --        (39.42)%
                 7,550         $ 49,305          0.10%            --
  2007              --               --            --         (2.25)%
                    --               --            --         (3.61)%
                 5,614         $ 60,151            --             --
  2006              --               --            --          11.28%
                    --               --            --          10.79%
                   868         $  9,639          1.06%            --
EQ/PIMCO Real Return
--------------------
  2008              --               --            --         (4.52)%
                    --               --            --         (5.91)%
                91,323         $917,805          3.21%            --
  2007              --               --            --          10.92%
                    --               --            --           9.33%
                45,578         $486,803          3.07%            --
  2006              --               --            --         (0.11)%
                    --               --            --         (1.51)%
                31,108         $304,380          4.98%            --
  2005              --               --            --         (0.09)%
                    --               --            --         (1.02)%
                15,284         $151,723          5.31%            --
EQ/Quality Bond PLUS
--------------------
  2008              --               --            --         (7.02)%
                    --               --            --         (8.33)%
                26,466         $326,277          5.04%            --
  2007              --               --            --           4.03%
                    --               --            --           2.56%
                28,944         $393,130          4.95%            --
  2006              --               --            --           3.30%
                    --               --            --           1.85%
                27,600         $371,451          4.04%            --
  2005              --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.04%            --
EQ/Short Duration Bond
----------------------
  2008              --               --            --         (2.48)%
                    --               --            --         (3.91)%
                13,905         $141,793          7.47%            --
  2007              --               --            --           4.82%
                    --               --            --           3.35%
                 7,630         $ 80,793          4.54%            --
  2006              --               --            --           3.44%
                    --               --            --           1.99%
                 5,862         $ 59,826          4.22%            --
  2005              --               --            --           0.36%
                    --               --            --         (0.58)%
                 1,852         $ 18,465          2.64%            --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 11.85
         Highest contract charge 1.90% Class B          $ 10.14
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 11.86
         Highest contract charge 1.90% Class B (c)      $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.45
         Highest contract charge 1.90% Class B (f)      $  6.24
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.96
         Highest contract charge 1.90% Class B (f)      $ 10.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.79
         Highest contract charge 1.90% Class B (f)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  4.02
         Highest contract charge 1.90% Class B (c)      $  3.49
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Small Company Index
----------------------
  2008              --               --            --        (34.49)%
                    --               --            --        (35.41)%
                28,477         $282,432          0.85%            --
  2007              --               --            --         (2.32)%
                    --               --            --         (3.68)%
                28,985         $444,440          1.31%            --
  2006              --               --            --          17.12%
                    --               --            --          15.48%
                29,757         $475,296          1.32%            --
  2005              --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          1.15%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          2.47%            --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
  2008              --               --            --        (42.51)%
                    --               --            --        (43.33)%
                19,024         $167,244            --             --
  2007              --               --            --           6.67%
                    --               --            --           5.24%
                17,951         $291,072          0.13%            --
  2006              --               --            --         (4.49)%
                    --               --            --         (5.83)%
                 3,277         $ 51,291            --             --
  2005              --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/Templeton Growth
-------------------
  2008              --               --            --        (41.15)%
                    --               --            --        (41.95)%
                23,768         $149,788          1.56%            --
  2007              --               --            --           1.58%
                    --               --            --           0.09%
                26,167         $282,910          0.63%            --
  2006              --               --            --           7.86%
                    --               --            --           7.39%
                 6,220         $ 66,882          0.46%            --
EQ/UBS Growth and Income
------------------------
  2008              --               --            --        (40.36)%
                    --               --            --        (41.15)%
                14,961         $ 48,057          1.26%            --
  2007              --               --            --           0.60%
                    --               --            --         (0.67)%
                15,122         $ 84,474          0.85%            --
  2006              --               --            --          13.58%
                    --               --            --          11.99%
                11,683         $ 70,569          0.90%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)      $  5.90
         Highest contract charge 1.90% Class B (c)     $  5.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  5.44
         Highest contract charge 1.90% Class B (c)     $  4.99
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.36
         Highest contract charge 1.90% Class B (d)     $  6.99
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.73
         Highest contract charge 1.90% Class B (d)     $ 11.30
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.10
         Highest contract charge 1.90% Class B (d)     $ 11.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.49
         Highest contract charge 1.90% Class B (d)     $ 10.39
         All contract charges                               --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.25
         Highest contract charge 1.90% Class B         $ 10.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 28.86
         Highest contract charge 1.90% Class B         $ 24.92
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 20.43
         Highest contract charge 1.90% Class B         $ 17.89
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.98
         Highest contract charge 1.90% Class B         $ 13.30
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.34
         Highest contract charge 1.90% Class B         $ 10.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.64
         Highest contract charge 1.90% Class B (d)     $  8.20
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.48
         Highest contract charge 1.90% Class B (d)     $ 15.87
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 13.53
         Highest contract charge 1.90% Class B (d)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 12.44
         Highest contract charge 1.90% Class B (d)     $ 12.33



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005              --                --           --           8.46%
                    --                --           --           6.94%
                 6,468        $   35,639         1.24%            --
  2004              --                --           --          11.67%
                    --                --           --          11.38%
                   449        $    2,306         3.51%            --
EQ/Van Kampen Comstock
----------------------
  2008              --                --           --        (37.25)%
                    --                --           --        (38.14)%
                26,088        $  185,024         1.98%            --
  2007              --                --           --         (3.06)%
                    --                --           --         (4.32)%
                25,019        $  285,776         1.63%            --
  2006              --                --           --          15.33%
                    --                --           --          13.71%
                21,516        $  255,976         3.07%            --
  2005              --                --           --           4.88%
                    --                --           --           3.90%
                 9,231        $   96,174         2.07%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2008              --                --           --        (57.55)%
                    --                --           --        (58.15)%
                53,574        $  696,118         0.15%           --
  2007              --                --           --          41.26%
                    --                --           --          39.30%
                53,185        $1,627,247           --             --
  2006              --                --           --          36.37%
                    --                --           --          34.46%
                47,631        $1,034,450         0.45%            --
  2005              --                --           --          32.12%
                    --                --           --          30.27%
                38,941        $  606,208         0.63%            --
  2004              --                --           --          23.06%
                    --                --           --          21.33%
                26,330        $  296,336         0.74%            --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2008              --                --           --        (47.57)%
                    --                --           --        (48.33)%
                25,257        $  210,339           --             --
  2007              --                --           --          21.80%
                    --                --           --          20.14%
                19,555        $  313,835         0.33%            --
  2006              --                --           --           8.71%
                    --                --           --           7.19%
                 8,738        $  116,309         0.47%            --
  2005              --                --           --          24.44%
                    --                --           --          23.28%

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (m)      $  5.01
         Highest contract charge 1.70% Class B (m)     $  4.97
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (m)      $  8.29
         Highest contract charge 1.70% Class B (m)     $  8.27
         All contract charges                               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 41.97
         Highest contract charge 1.90% Class B         $ 30.32
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 79.11
         Highest contract charge 1.90% Class B         $ 57.97
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 71.38
         Highest contract charge 1.90% Class B         $ 53.06
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 68.25
         Highest contract charge 1.90% Class B         $ 51.46
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 63.39
         Highest contract charge 1.90% Class B         $ 48.47
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.94
         Highest contract charge 1.90% Class B         $ 11.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 12.69
         Highest contract charge 1.90% Class B         $ 11.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.01
         Highest contract charge 1.90% Class B         $ 11.19
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 11.63
         Highest contract charge 1.90% Class B         $ 10.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.49
         Highest contract charge 1.90% Class B         $ 11.01
         All contract charges                               --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.96
         Highest contract charge 1.90% Class B         $  9.02
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 13.68
         Highest contract charge 1.90% Class B         $ 12.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.61
         Highest contract charge 1.90% Class B         $ 11.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.06
         Highest contract charge 1.90% Class B         $ 11.39
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
  2008              --               --            --        (39.57)%
                    --               --            --        (39.90)%
                58,364         $290,993          2.49%            --
  2007              --               --            --        (17.10)%
                    --               --            --        (17.30)%
                54,475         $451,152          1.00%            --
Multimanager Aggressive Equity
------------------------------
  2008              --               --            --        (46.95)%
                    --               --            --        (47.70)%
                 5,087         $ 67,727          0.36%            --
  2007              --               --            --          10.83%
                    --               --            --           9.25%
                 4,950         $134,774            --             --
  2006              --               --            --           4.59%
                    --               --            --           3.12%
                 5,287         $139,296            --             --
  2005              --               --            --           7.66%
                    --               --            --           6.15%
                 3,925         $127,148            --             --
  2004              --               --            --          11.54%
                    --               --            --           9.97%
                 3,203         $119,925            --             --
Multimanager Core Bond
----------------------
  2008              --               --            --           1.97%
                    --               --            --           0.51%
                62,629         $734,371          4.89%            --
  2007              --               --            --           5.66%
                    --               --            --           4.20%
                55,947         $653,841          4.09%            --
  2006              --               --            --           3.25%
                    --               --            --           1.80%
                58,160         $651,206          4.11%            --
  2005              --               --            --           1.20%
                    --               --            --         (0.18)%
                57,425         $631,231          3.47%            --
  2004              --               --            --           3.37%
                    --               --            --           1.91%
                55,151         $609,072          3.24%            --
Multimanager Health Care
------------------------
  2008              --               --            --        (27.19)%
                    --               --            --        (28.18)%
                25,001         $241,324            --             --
  2007              --               --            --           8.49%
                    --               --            --           6.89%
                23,993         $320,884            --             --
  2006              --               --            --           4.61%
                    --               --            --           3.14%
                23,416         $290,818          1.05%            --
  2005              --               --            --           6.43%
                    --               --            --           4.93%
                20,668         $246,216          2.61%            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Health Care (Continued)
------------------------------------
  2004   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         11.57%
         Highest contract charge 1.90% Class B      $ 10.86               --               --            --         10.00%
         All contract charges                            --           17,556         $196,381          4.12%           --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --       (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --       (24.94)%
         All contract charges                            --           36,664         $531,727          8.68%           --
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --          2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --          1.17%
         All contract charges                            --           45,225         $879,446          7.17%           --
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --          9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --          7.85%
         All contract charges                            --           46,730         $935,762          6.95%           --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --          2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --          1.11%
         All contract charges                            --           43,908         $877,332          7.68%           --
  2004   Lowest contract charge 0.50% Class B       $ 34.38               --               --            --          8.13%
         Highest contract charge 1.90% Class B      $ 26.64               --               --            --          6.61%
         All contract charges                            --           37,966         $860,727          6.76%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --       (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --       (48.21)%
         All contract charges                            --           34,884         $355,985          1.57%           --
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --         11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --         10.25%
         All contract charges                            --           34,725         $680,288          0.73%           --
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --         24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --         22.94%
         All contract charges                            --           32,231         $568,482          2.23%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --         14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --         13.25%
         All contract charges                            --           23,219         $328,766          4.06%           --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --         17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --         15.67%
         All contract charges                            --           19,713         $242,452          2.40%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --       (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --       (40.65)%
         All contract charges                            --           12,279         $ 96,551          0.52%           --
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --          4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --          3.00%
         All contract charges                            --           13,471         $177,274          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --         13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --         11.43%
         All contract charges                            --           13,690         $173,297          0.60%           --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --          6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --          4.71%
         All contract charges                            --           13,468         $151,342          0.79%           --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --          9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --          7.59%
         All contract charges                            --           12,820         $135,571          2.46%           --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.05                --               --            --       (45.64)%
         Highest contract charge 1.90% Class B     $  5.48                --               --            --       (46.43)%
         All contract charges                           --            27,165         $166,651            --            --
  2007   Lowest contract charge 0.50% Class B      $ 11.13                --               --            --         10.64%
         Highest contract charge 1.90% Class B     $ 10.23                --               --            --          9.18%
         All contract charges                           --            28,454         $322,415            --            --
  2006   Lowest contract charge 0.50% Class B      $ 10.06                --               --            --        (0.39)%
         Highest contract charge 1.90% Class B     $  9.37                --               --            --        (1.79)%
         All contract charges                           --            30,036         $306,984            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.10                --               --            --          6.95%
         Highest contract charge 1.90% Class B     $  9.54                --               --            --          5.45%
         All contract charges                           --            28,903         $295,667            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.44                --               --            --          6.13%
         Highest contract charge 1.90% Class B     $  9.05                --               --            --          4.64%
         All contract charges                           --            29,040         $275,157            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  9.62                --               --            --       (37.73)%
         Highest contract charge 1.90% Class B     $  8.71                --               --            --       (38.62)%
         All contract charges                           --            37,613         $353,373          1.40%           --
  2007   Lowest contract charge 0.50% Class B      $ 15.45                --               --            --          3.07%
         Highest contract charge 1.90% Class B     $ 14.19                --               --            --          1.65%
         All contract charges                           --            38,402         $583,473          1.08%           --
  2006   Lowest contract charge 0.50% Class B      $ 14.99                --               --            --         18.73%
         Highest contract charge 1.90% Class B     $ 13.96                --               --            --         17.06%
         All contract charges                           --            39,025         $577,966          2.82%           --
  2005   Lowest contract charge 0.50% Class B      $ 12.62                --               --            --          6.56%
         Highest contract charge 1.90% Class B     $ 11.93                --               --            --          5.07%
         All contract charges                           --            35,233         $440,121          3.02%           --
  2004   Lowest contract charge 0.50% Class B      $ 11.84                --               --            --         13.85%
         Highest contract charge 1.90% Class B     $ 11.35                --               --            --         12.25%
         All contract charges                           --            29,242         $342,105          6.81%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  7.13                --               --            --       (43.86)%
         Highest contract charge 1.90% Class B     $  6.46                --               --            --       (44.64)%
         All contract charges                           --            29,642         $216,713            --            --
  2007   Lowest contract charge 0.50% Class B      $ 12.70                --               --            --         11.31%
         Highest contract charge 1.90% Class B     $ 11.67                --               --            --          9.78%
         All contract charges                           --            31,721         $414,209            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.41                --               --            --          9.07%
         Highest contract charge 1.90% Class B     $ 10.63                --               --            --          7.54%
         All contract charges                           --            35,038         $410,676          0.51%           --
  2005   Lowest contract charge 0.50% Class B      $ 10.46                --               --            --          7.84%
         Highest contract charge 1.90% Class B     $  9.88                --               --            --          6.33%
         All contract charges                           --            35,078         $374,043          1.58%           --
  2004   Lowest contract charge 0.50% Class B      $  9.70                --               --            --         11.17%
         Highest contract charge 1.90% Class B     $  9.30                --               --            --          9.61%
         All contract charges                           --            35,482         $346,528          1.55%           --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.22
         Highest contract charge 1.90% Class B         $  8.35
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 14.47
         Highest contract charge 1.90% Class B         $ 13.29
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 14.53
         Highest contract charge 1.90% Class B         $ 13.54
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.73
         Highest contract charge 1.90% Class B         $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.92
         Highest contract charge 1.90% Class B         $ 11.42
         All contract charges                               --
Multimanager Small Cap Growth (j)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  5.60
         Highest contract charge 1.90% Class B (c)     $  4.85
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.78
         Highest contract charge 1.90% Class B         $ 10.08
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value
--------------------------
  2008              --               --            --        (36.28)%
                    --               --            --        (37.17)%
                26,245         $234,379          0.46%            --
  2007              --               --            --         (0.41)%
                    --               --            --         (1.85)%
                27,826         $392,988            --             --
  2006              --               --            --          14.16%
                    --               --            --          12.56%
                30,733         $438,437          1.72%            --
  2005              --               --            --           6.81%
                    --               --            --           5.31%
                29,548         $370,654          6.98%            --
  2004              --               --            --          14.61%
                    --               --            --          13.00%
                30,025         $353,096          4.10%            --
Multimanager Small Cap Growth (j)
---------------------------------
  2008              --               --            --        (42.39)%
                    --               --            --        (43.27)%
                28,780         $135,528            --             --
  2007              --               --            --           3.18%
                    --               --            --           1.79%
                28,681         $242,159            --             --
  2006              --               --            --           9.66%
                    --               --            --           8.12%
                17,157         $147,393          1.40%            --
  2005              --               --            --           6.95%
                    --               --            --           5.45%
                 9,010         $ 72,375          3.58%            --
  2004              --               --            --          14.09%
                    --               --            --          13.79%
                   388         $  2,939            --             --
Multimanager Small Cap Value
----------------------------
  2008              --               --            --        (38.20)%
                    --               --            --        (39.06)%
                39,759         $368,923          0.24%            --
  2007              --               --            --        (10.31)%
                    --               --            --        (11.55)%
                47,546         $723,958          0.29%            --
  2006              --               --            --          15.53%
                    --               --            --          13.91%
                57,348         $992,117          5.49%            --
  2005              --               --            --           4.16%
                    --               --            --           2.70%
                56,358         $874,837          4.46%            --
  2004              --               --            --          16.52%
                    --               --            --          14.88%
                52,025         $811,982          6.15%            --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.85                --               --            --       (47.35)%
         Highest contract charge 1.90% Class B     $  6.20                --               --            --       (48.12)%
         All contract charges                           --            27,756         $192,697            --            --
  2007   Lowest contract charge 0.50% Class B      $ 13.01                --               --            --         17.63%
         Highest contract charge 1.90% Class B     $ 11.95                --               --            --         15.91%
         All contract charges                           --            28,291         $373,990            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.06                --               --            --          6.76%
         Highest contract charge 1.90% Class B     $ 10.31                --               --            --          5.26%
         All contract charges                           --            24,173         $271,064            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.36                --               --            --         10.71%
         Highest contract charge 1.90% Class B     $  9.79                --               --            --          9.16%
         All contract charges                           --            24,317         $253,676            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.36                --               --            --          4.46%
         Highest contract charge 1.90% Class B     $  8.97                --               --            --          2.99%
         All contract charges                           --            24,512         $228,436          0.93%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(h) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(i) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(j) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(k) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m) Units were made available for sale on August 17, 2007.
(n) Units were made available for sale on May 29, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.20%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-104

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

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The Accumulator(R) Series

A combination variable and fixed deferred annuity contract



PROSPECTUS DATED MAY 1, 2009

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------


WHAT IS THE ACCUMULATOR(R) SERIES?

The Accumulator(R) Series are deferred annuity contracts issued by AXA Equitable Life Insurance Company. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option, fixed maturity options, or the account for special dollar cost averaging+ ("investment options").

This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. The contracts may not be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits. All optional features and benefits described in this Prospectus may not be available at the time you purchase the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

----------------------
+ Not available for Accumulator(R) Select(SM) and Accumulator(R) Plus(SM) contracts






--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*           o EQ/Boston Advisors Equity Income
o AXA Conservative Allocation*         o EQ/Calvert Socially Responsible
o AXA Conservative-Plus Allocation*    o EQ/Capital Guardian Growth
o AXA Moderate Allocation*             o EQ/Capital Guardian Research
o AXA Moderate-Plus Allocation*        o EQ/Caywood-Scholl High Yield Bond
o EQ/AllianceBernstein International   o EQ/Common Stock Index**
o EQ/AllianceBernstein Small Cap       o EQ/Core Bond Index
  Growth                               o EQ/Davis New York Venture
o EQ/Ariel Appreciation II             o EQ/Equity 500 Index
o EQ/AXA Franklin Income Core**        o EQ/Evergreen Omega
o EQ/AXA Franklin Small Cap Value      o EQ/Focus PLUS**
  Core**                               o EQ/GAMCO Mergers and Acquisitions
o EQ/AXA Franklin Templeton Founding   o EQ/GAMCO Small Company Value
  Strategy Core**                      o EQ/Global Bond PLUS**
o EQ/AXA Mutual Shares Core**          o EQ/Global Multi-Sector Equity**
o EQ/AXA Rosenberg Value Long/Short    o EQ/Intermediate Government Bond
  Equity                                 Index
o EQ/AXA Templeton Growth Core**       o EQ/International Core PLUS
o EQ/BlackRock Basic Value Equity      o EQ/International Growth
o EQ/BlackRock International Value     o EQ/JPMorgan Value Opportunities


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o EQ/Large Cap Core PLUS               o EQ/Short Duration Bond
o EQ/Large Cap Growth Index            o EQ/Small Company Index
o EQ/Large Cap Growth PLUS             o EQ/T. Rowe Price Growth Stock
o EQ/Large Cap Value Index             o EQ/UBS Growth and Income
o EQ/Large Cap Value PLUS              o EQ/Van Kampen Comstock
o EQ/Long Term Bond                    o EQ/Van Kampen Mid Cap Growth
o EQ/Lord Abbett Growth and Income     o EQ/Van Kampen Real Estate
o EQ/Lord Abbett Large Cap Core        o Multimanager Aggressive Equity
o EQ/Lord Abbett Mid Cap Value         o Multimanager Core Bond
o EQ/Mid Cap Index                     o Multimanager Health Care
o EQ/Mid Cap Value PLUS                o Multimanager International Equity
o EQ/Money Market                      o Multimanager Large Cap Core Equity
o EQ/Montag & Caldwell Growth          o Multimanager Large Cap Growth
o EQ/Oppenheimer Global                o Multimanager Large Cap Value
o EQ/Oppenheimer Main Street           o Multimanager Mid Cap Growth
  Opportunity                          o Multimanager Mid Cap Value
o EQ/Oppenheimer Main Street Small     o Multimanager Multi-Sector Bond**
  Cap                                  o Multimanager Small Cap Growth
o EQ/PIMCO Ultra Short Bond**          o Multimanager Small Cap Value
o EQ/Quality Bond PLUS                 o Multimanager Technology
--------------------------------------------------------------------------------



*    The "AXA Allocation" portfolios.

** This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.

You may also allocate amounts to the guaranteed interest option, the fixed maturity options, and, if applicable under your Accumulator(R) Series contract, the account for special dollar cost averaging, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, certain permitted variable investment options and, if applicable under your Accumulator(R) Series contract, the account for special dollar cost averaging. The permitted variable investment options are described later in this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                            X02257/'06/'06.5 All

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TYPES OF CONTRACTS. We offer the contracts for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

     We offer two versions of the traditional IRA: "Rollover IRA" and "Flexible Premium IRA." We also offer two versions of the Roth IRA: "Roth Conversion IRA" and "Flexible Premium Roth IRA."

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer contributions only).

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required).

Not all types of contracts are available with each version of the Accumulator(R) Series contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.


Contract variations.

Accumulator(R) Select(SM) contracts are no longer being sold. In addition to the possible state variations noted above, you should note that your contract features and charges may vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VII later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

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Contents of this Prospectus

--------------------------------------------------------------------------------

THE ACCUMULATOR(R) SERIES
--------------------------------------------------------------------------------

Index of key words and phrases                                               5
Who is AXA Equitable?                                                        7
How to reach us                                                              8

The Accumulator(R) Series at a glance -- key features                       10


--------------------------------------------------------------------------------
FEE TABLE                                                                   13
--------------------------------------------------------------------------------

Examples                                                                    15

Condensed financial information                                             16


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           17
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        17
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        25
Portfolios of the Trusts                                                    26
Allocating your contributions                                               33

Credits (for Accumulator(R) Plus(SM) contracts only)                        35

Guaranteed minimum death benefit and
   Guaranteed minimum income benefit base                                   36
Annuity purchase factors                                                    38
Guaranteed minimum income benefit option                                    38
Guaranteed minimum death benefit                                            41
Guaranteed withdrawal benefit for life ("GWBL")                             43
Principal guarantee benefits                                                47
Inherited IRA beneficiary continuation contract                             48
Your right to cancel within a certain number of days                        48



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        50
--------------------------------------------------------------------------------
Your account value and cash value                                           50
Your contract's value in the variable investment options                    50
Your contract's value in the guaranteed interest option                     50
Your contract's value in the fixed maturity options                         50
Your contract's value in the account for special dollar
   cost averaging                                                           50
Insufficient account value                                                  50

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this Prospectus  3

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--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         52
--------------------------------------------------------------------------------
Transferring your account value                                             52
Disruptive transfer activity                                                52
Rebalancing your account value                                              53



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     55
--------------------------------------------------------------------------------
Withdrawing your account value                                              55
How withdrawals are taken from your account value                           57
How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
   and Principal guarantee benefits                                         57
How withdrawals affect your GWBL and GWBL Guaranteed
   minimum death benefit                                                    58
Withdrawals treated as surrenders                                           58
Loans under Rollover TSA contracts                                          58
Surrendering your contract to receive its cash value                        59
When to expect payments                                                     59
Your annuity payout options                                                 60



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     63
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          63
Charges that the Trusts deduct                                              67
Group or sponsored arrangements                                             67
Other distribution arrangements                                             67



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 68
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     68
Beneficiary continuation option                                             70



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          73
--------------------------------------------------------------------------------
Overview                                                                    73
Buying a contract to fund a retirement arrangement                          73

Suspension of required minimum distributions for 2009                       73

Transfers among investment options                                          74
Taxation of nonqualified annuities                                          74
Individual retirement arrangements (IRAs)                                   76

   Traditional individual retirement annuities (traditional IRAs)           76
   Roth individual retirement annuities (Roth IRAs)                         82

Tax-sheltered annuity contracts (TSAs)                                      85
Federal and state income tax withholding and
   information reporting                                                    90
Special rules for contracts funding qualified plans                         91
Impact of taxes to AXA Equitable                                            91

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         92
--------------------------------------------------------------------------------

About Separate Account No. 49                                               92

About the Trusts                                                            92
About our fixed maturity options                                            92
About the general account                                                   93
About other methods of payment                                              94
Dates and prices at which contract events occur                             94
About your voting rights                                                    95

Statutory compliance                                                        96

About legal proceedings                                                     96
Financial statements                                                        96
Transfers of ownership, collateral assignments,
   loans and borrowing                                                      96
About Custodial IRAs                                                        96
Distribution of the contracts                                               96



--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
     BY REFERENCE                                                           99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
   I -- Condensed financial information                                    A-1
  II -- Purchase considerations for QP contracts                           B-1
 III -- Market value adjustment example                                    C-1
  IV -- Enhanced death benefit example                                     D-1
   V -- Hypothetical illustrations                                         E-1
  VI -- Earnings enhancement benefit example                               F-1
 VII -- State contract availability and/or variations of certain
        features and benefits                                              G-1

VIII -- Contract variations                                                H-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

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Index of key words and phrases

--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this Prospectus.




                                                              Page
   6% Roll-Up to age 85                                         37
   12 month dollar cost averaging                               34
   account for special dollar cost averaging                    33
   account value                                                50
   administrative charge                                        64
   annual administrative charge                                 64
   Annual Ratchet                                               45
   Annual Ratchet to age 85 enhanced death benefit              37
   annuitant                                                    17
   annuitization                                                60
   annuity maturity date                                        62
   annuity payout options                                       60
   annuity purchase factors                                     38
   automatic annual reset program                               38
   automatic customized reset program                           38
   automatic investment program                                 94
   AXA Allocation portfolios                                 cover
   beneficiary                                                  68
   Beneficiary continuation option ("BCO")                      70
   business day                                                 94
   cash value                                                   50
   charges for state premium and other applicable taxes         67
   contract date                                                24
   contract date anniversary                                    24
   contract year                                                24
   contributions to Roth IRAs                                   82
      regular contributions                                     82
      rollovers and transfers                                   83
      conversion contributions                                  83
   contributions to traditional IRAs                            76
      regular contributions                                     76
      rollovers and transfers                                   78
   Credit                                                       35
   disability, terminal illness or confinement to nursing home  65
   disruptive transfer activity                                 52
   distribution charge                                          63
   Earnings enhancement benefit                                 42
   Earnings enhancement benefit charge                          66
   ERISA                                                        67
   fixed-dollar option                                          35
   fixed maturity options                                       32
   Flexible Premium IRA                                      cover
   Flexible Premium Roth IRA                                 cover
   free look                                                    48
   free withdrawal amount                                       64
   general account                                              93
   general dollar cost averaging                                34
   guaranteed interest option                                   32
   Guaranteed minimum death benefit                             41
   Guaranteed minimum death benefit and Guaranteed
      minimum income benefit base                               36
   Guaranteed minimum death benefit/Guaranteed
      minimum income benefit roll-up benefit
      base reset option                                         41
   Guaranteed minimum income benefit                            38
   Guaranteed minimum income benefit charge                     65
   Guaranteed minimum income benefit "no lapse guarantee"       41
   Guaranteed withdrawal benefit for life ("GWBL")              43
   Guaranteed withdrawal benefit for life charge                66
   GWBL benefit base                                            44
   Inherited IRA                                             cover
   investment options                                        cover
   Investment simplifier                                        35
   IRA                                                       cover
   IRS                                                          73
   lifetime required minimum distribution withdrawals           56
   loan reserve account                                         59
   loans under Rollover TSA                                     58
   market adjusted amount                                       32
   market timing                                                52
   market value adjustment                                      32
   maturity dates                                               32
   maturity value                                               32
   Mortality and expense risks charge                           63
   NQ                                                        cover
   one-time reset option                                        38
   Online Account Access                                         8
   partial withdrawals                                          55
   permitted variable investment options                        25
   Portfolio                                                 cover
   Principal guarantee benefits                                 47
   processing office                                             8
   QP                                                        cover
   rate to maturity                                             32
   rebalancing                                                  53
   Rollover IRA                                              cover
   Rollover TSA                                              cover
   Roth Conversion IRA                                       cover
   Roth IRA                                                  cover
   SAI                                                       cover
   SEC                                                       cover
   self-directed allocation                                     33
   Separate Account No. 49                                      92
   special dollar cost averaging                                33
   Spousal continuation                                         69
   standard death benefit                                       37
   substantially equal withdrawals                              56
   systematic withdrawals                                       56
   TOPS                                                          8
   TSA                                                       cover
   traditional IRA                                           cover
   Trusts                                                       86
   unit                                                         50
   variable investment options                                  25
   wire transmittals and electronic applications                94
   withdrawal charge                                            64



To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.



                                                Index of key words and phrases 5

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--------------------------------------------------------------------------------------
Prospectus                               Contract or Supplemental Materials
--------------------------------------------------------------------------------------
fixed maturity options                   Guarantee Periods (Guaranteed Fixed
                                         Interest Accounts in supplemental materials)
variable investment options              Investment Funds
account value                            Annuity Account Value
rate to maturity                         Guaranteed Rates
unit                                     Accumulation Unit
Guaranteed minimum death benefit         Guaranteed death benefit
Guaranteed minimum income benefit        Guaranteed Income Benefit
guaranteed interest option               Guaranteed Interest Account
Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
GWBL benefit base                        Guaranteed withdrawal benefit for life
                                         benefit base
Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                         withdrawal amount
Excess withdrawal                        Guaranteed withdrawal benefit for life Excess
                                         withdrawal
--------------------------------------------------------------------------------------

6 Index of key words and phrases

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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        Who is AXA Equitable?  7

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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:




--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     The Accumulator(R) Series
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     The Accumulator(R) Series
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094





--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     The Accumulator(R) Series
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     The Accumulator(R) Series
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.




--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility for GWBL deferral bonuses and eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------


TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;


o rates to maturity for the fixed maturity options (not available through Online Account Access);


o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only)


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and


o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any



8  Who is AXA Equitable?

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act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial profes sional (available only for contracts distributed through AXA Distributors);


(2) conversion of a traditional IRA to a Roth Conversion IRA or, depending on your contract, Flexible Premium Roth IRA contract;


(3)  election of the automatic investment program;

(4) requests for loans under Rollover TSA contracts (employer or plan approval required);

(5)  spousal consent for loans under Rollover TSA contracts;

(6) requests for withdrawals or surrenders from Rollover TSA contracts (employer or plan approval required) and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(7)  tax withholding elections;

(8)  election of the beneficiary continuation option;

(9)  IRA contribution recharacterizations;

(10) Section 1035 exchanges;

(11) direct transfers and rollovers;

(12) exercise of the Guaranteed minimum income benefit;

(13) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit);


(14) requests to opt out of or back into the Annual Ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;


(15) death claims;

(16) change in ownership (NQ only, if available under your contract);


(17) purchase by, or change of ownership to, a non-natural owner;

(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and


(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  beneficiary changes;

(2)  contract surrender and withdrawal requests;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4) 12 month dollar cost averaging (for Accumulator(R) Select(SM) contracts only); and

(5) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only).



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);


(3) 12 month dollar cost averaging (for Accumulator(R) Select(SM) contracts only);

(4) special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);


(5)  substantially equal withdrawals;

(6)  systematic withdrawals; and


(7)  the date annuity payments are to begin.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)  automatic annual reset program; and

(2)  automatic customized reset program.

----------------------
You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.



SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


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The Accumulator(R) Series at a glance -- key features



--------------------------------------------------------------------------------
Professional investment      The Accumulator(R) Series' variable investment
management                   options invest in different Portfolios managed by
                             professional investment advisers.
--------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities
                               ranging from approximately 1 to 10 years (subject to availability).

                             o Each fixed maturity option offers a guarantee of
                               principal and interest rate if you hold it to maturity.
                             ---------------------------------------------------
                             If you make withdrawals or transfers from a fixed
                             maturity option before maturity, there will be a
                             market value adjustment due to differences in
                             interest rates. If you withdraw or transfer only a
                             portion of a fixed maturity amount, this may
                             increase or decrease any value that you have left
                             in that fixed maturity option. If you surrender
                             your contract, a market value adjustment also
                             applies.
--------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option
                             o Interest rates set periodically.
--------------------------------------------------------------------------------
Account for special dollar   Available for dollar cost averaging all or a
cost averaging               portion of any eligible contribution to your
                             contract (available for Accumulator(R) and
                             Accumulator(R) Elite(SM) contracts only).
--------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you
                               make withdrawals from your contract or receive annuity payments.
                             ---------------------------------------------------
                             o No tax on transfers among investment options
                               inside the contract.
                             ---------------------------------------------------
                             If you are purchasing or contributing to an annuity
                             contract which is an Individual Retirement Annuity
                             (IRA) or Tax Sheltered Annuity (TSA), or to fund an
                             employer retirement plan (QP or Qualified Plan),
                             you should be aware that such annuities do not
                             provide tax deferral benefits beyond those already
                             provided by the Internal Revenue Code for these
                             types of arrangements. Before purchasing or
                             contributing to one of the contracts, you should
                             consider whether its features and benefits beyond
                             tax deferral meet your needs and goals. You may
                             also want to consider the relative features,
                             benefits and costs of these annuities compared with
                             any other investment that you may use in connection
                             with your retirement plan or arrangement. Depending
                             on your personal situation, the contract's
                             guaranteed benefits may have limited usefulness
                             because of required minimum distributions ("RMDs").
--------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides
income benefit               income protection for you during your life once you
                             elect to annuitize the contract.
--------------------------------------------------------------------------------
Guaranteed withdrawal        The Guaranteed withdrawal benefit for life option
benefit for life             ("GWBL") guarantees that you can take withdrawals
                             up to a maximum amount each contract year (your
                             "Guaranteed annual withdrawal amount") beginning at age 45 or later.

                             Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
--------------------------------------------------------------------------------



10 The Accumulator(R) Series at a glance -- key features

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------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts   The chart below shows the minimum initial and additional contribution amounts under the contracts. Initial contribution amounts are provided for informational purposes only. Please see "How you can purchase and contribute to your contract" under "Contract features and benefits" for more information.


                                                                  Accumulator(R)       Accumulator(R)          Accumulator(R)
                                                Accumulator(R)    Plus(SM)             Elite(SM)               Select(SM)
                       ------------------------------------------------------------------------------------------------------------

                       NQ                       $5,000 ($500)*    $ 10,000 ($500)*     $10,000 ($500)*         $25,000 ($500)*
                       ------------------------------------------------------------------------------------------------------------
                       Rollover IRA             $5,000 ($50)      $ 10,000 ($50)       $10,000 ($50)           $25,000 ($50)
                       ------------------------------------------------------------------------------------------------------------
                       Flexible Premium IRA     $4,000 ($50)**    n/a                  n/a                     n/a
                       ------------------------------------------------------------------------------------------------------------
                       Roth Conversion IRA      $5,000 ($50)      $ 10,000 ($50)       $10,000 ($50)           $25,000 ($50)
                       ------------------------------------------------------------------------------------------------------------
                       Flexible Premium         $4,000 ($50)**    n/a                  n/a                     n/a
                       Roth IRA
                       ------------------------------------------------------------------------------------------------------------
                       Inherited IRA
                       Beneficiary
                       Continuation contract    $5,000 ($1,000)   n/a                  $10,000 ($1,000)        $25,000 ($1,000)
                       (traditional IRA or
                       Roth IRA) ("Inherited
                       IRA")
                       ------------------------------------------------------------------------------------------------------------
                       QP                       $5,000 ($500)     $ 10,000 ($500)      $10,000 ($500)          n/a
                       ------------------------------------------------------------------------------------------------------------
                       Rollover TSA             $5,000 ($500)     $ 10,000 ($500)      $10,000 ($500)          $25,000 ($500)
                       ------------------------------------------------------------------------------------------------------------
                       *  $100 monthly and $300 quarterly under our automatic
                          investment program.
                       ** $50 monthly or quarterly under our automatic
                          investment program.

                       o  Maximum contribution limitations apply to all contracts.
                       -------------------------------------------------------------------------------------------------------------
                       In general, contributions are limited to $1.5 million (for Accumulator(R), Accumulator(R) Elite(SM) and
                       Accumulator(R) Select(SM) contracts, there is a $500,000 maximum for owners or annuitants who are age 81 and older at contract issue unless you elect GWBL) under all Accumulator(R) Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
Credit                 We allocate your contributions to your account value. We allocate a Credit to your account value at the same
(Accumulator(R)        time that we allocate your contributions. The Credit will apply to additional contribution amounts only to
Plus(SM) contracts     the extent that those amounts exceed total withdrawals from the contract. The amount of Credit may be up to
only)                  5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------
Access to your money   o Partial withdrawals

                       o Several withdrawal options on a periodic basis

                       o Loans under Rollover TSA contracts (employer or plan approval required)

                       o Contract surrender

                       o Maximum payment plan (only under contracts with GWBL)

                       o Customized payment plan (only under contracts with GWBL)

                       You may incur a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------


                        The Accumulator(R) Series at a glance -- key features 11

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------------------------------------------------------------------------------------------------------------------------------------
Payout options         o Fixed annuity payout options

                       o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                       o Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features    o Guaranteed minimum death benefit options

                       o Principal guarantee benefits

                       o Dollar cost averaging

                       o Automatic investment program

                       o Account value rebalancing (quarterly, semiannually, and annually)

                       o Free transfers

                       o Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (not applicable to Accumulator(R) Select(SM) contracts)

                       o Earnings enhancement benefit, an optional death benefit available under certain contracts

                       o Spousal continuation

                       o Beneficiary continuation option

                       o Guaranteed minimum death benefit/Guaranteed minimum
                         income benefit roll-up benefit base reset
------------------------------------------------------------------------------------------------------------------------------------
Fees and charges       Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
Owner and annuitant    Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for
issue ages             owner and annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------



The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS
We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


12 The Accumulator(R) Series at a glance -- key features

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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

All features listed below may not have been available at the time you purchased your contract. See Appendix VIII later in this Prospectus for more information.



The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions           Accumulator(R) Accumulator(R)  Accumulator(R)  Accumulator(R)
withdrawn (deducted if you surrender your contract or make                          Plus(SM)        Elite(SM)       Select(SM)
certain withdrawals or apply your cash value to certain
payout options).(1)                                                     7.00%          8.00%           8.00%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization
(which is described in a separate prospectus for that option)        $350
-----------------------------------------------------------------------------------------------------------------------------------



The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less
   than $50,000(3)                                                   $  30
   If your account value on a contract date anniversary is
   $50,000 or more                                                   $   0

-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:                                    Accumulator(R) Accumulator(R)  Accumulator(R)  Accumulator(R)
                                                                                    Plus(SM)        Elite(SM)       Select(SM)
Mortality and expense risks                                          0.80%(4)       0.95%           1.10%           1.10%
Administrative                                                       0.30%          0.35%           0.30%           0.25%
Distribution                                                         0.20%          0.25%           0.25%           0.35%
Total Separate account annual expenses                               1.30%          1.55%           1.65%           1.70%

-----------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (Calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit and GWBL Standard death benefit            0.00%
   Annual Ratchet to age 85                                          0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to
   age 85                                                            0.60% or 0.65%*
   GWBL Enhanced death benefit                                       0.30%

*Please see Appendix VIII later in this Prospectus for more information on the charge applicable under your
Accumulator(R) Series contract.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

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-----------------------------------------------------------------------------------------------------------------------------------
Principal guarantee benefits charge (Calculated as a percent-
age of the account value. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

   100% Principal guarantee benefit                                    0.50%

   125% Principal guarantee benefit                                    0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (Calculated as
a percentage of the applicable benefit base. Deducted annually(2) on
each contract date anniversary for which the benefit is in effect.)    0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (Calculated as a per-
centage of the account value. Deducted annually(2) on each contract
date anniversary for which the benefit is in effect.)                  0.35%
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge                  0.60% for the Single Life option
(Calculated as a percentage of the GWBL benefit base. Deducted         0.75% for the Joint Life option
annually(2) on each contract date anniversary.)

If your GWBL benefit base ratchets, we reserve the right to increase
your charge up to:                                                     0.75% for the Single Life option
                                                                       0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life" ("GWBL") in "Contract features and benefits" for more information about this feature, includ- ing its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge - Rollover TSA contracts only (Cal-
culated and deducted daily as a percentage of the outstanding loan
amount.)                                                               2.00%(5)
-----------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted        Lowest          Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or     ------          -------
other expenses)(6)                                                                      0.64%            3.65%



Notes:



(1)  Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by     Contract                    Accumulator(R)     Accumulator(R)
     the contract year in which you make the withdrawal or        Year        Accumulator(R)     Plus(SM)           Elite(SM)
     surrender your contract. For each contribution, we consider  1..........     7.00%           8.00%              8.00%
     the contract year in which we receive that contribution      2..........     7.00%           8.00%              7.00%
     to be "contract  year 1")                                    3..........     6.00%           7.00%              6.00%
                                                                  4..........     6.00%           7.00%              5.00%
                                                                  5..........     5.00%           6.00%              0.00%
                                                                  6..........     3.00%           5.00%              0.00%
                                                                  7..........     1.00%           4.00%              0.00%
                                                                  8..........     0.00%           3.00%              0.00%
                                                                  9+.........     0.00%           0.00%              0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Accumulator(R) Plus(SM) contracts, the charges also compensate us for the expense associated with the Credit.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan inter est is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.


14 Fee table

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EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

These examples below show the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit (with the annual reset feature) or the 125% Principal guarantee benefit) would pay in the situations illustrated. All values in the expense examples were calculated with the Guaranteed minimum income benefit except for the AXA Moderate Allocation portfolio. The AXA Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. These examples use an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Accumulator(R) 0.009%; Accumulator(R) Plus(SM) 0.007%; Accumulator(R) Elite(SM) 0.006%; and Accumulator(R) Select(SM) 0.004%.

The fixed maturity options, guaranteed interest option, the account for special dollar cost averaging (if applicable under your contract) and the 12 month dollar cost averaging program (if applicable under your contract) are not covered by these examples. However, the annual administrative charge, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option, the account for special dollar cost averaging and the 12 month dollar cost averaging program. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





------------------------------------------------------------------------------------------------------------------------------------
                                                                          Accumulator(R)
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the        If you annuitize at the end of the
                                          end of the applicable time period                applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,395    $2,678     $3,951      $6,847     N/A       $2,678     $3,951      $6,847
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,079    $1,771     $2,512      $4,343     N/A       $1,771     $2,512      $4,343
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                       the end of the applicable time period
---------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $695      $2,078     $3,451     $6,847
(b) assuming minimum fees and
    expenses of any of the Portfolios  $379      $1,171     $2,012     $4,343
---------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                   Accumulator(R) Plus(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the        If you annuitize at the end of the
                                          end of the applicable time period                applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,545    $2,919     $4,276      $7,244     N/A       $2,919     $4,276     $7,244
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,216    $1,982     $2,794      $4,700     N/A       $1,982     $2,794     $4,700
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                      If you do not surrender your contract at
                                       the end of the applicable time period
---------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $745     $2,219      $3,676     $7,244
(b) assuming minimum fees and
    expenses of any of the Portfolios  $416     $1,282      $2,194     $4,700
---------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                                     Accumulator(R) Elite(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the        If you annuitize at the end of the
                                          end of the applicable time period                applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $1,532    $2,779     $3,605     $7,086      N/A       $2,779     $3,605     $7,086
(b) assuming minimum fees and
    expenses of any of the Portfolios  $1,216    $1,879     $2,187     $4,675      N/A       $1,879     $2,187     $4,675
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                     If you do not surrender your contract at
                                       the end of the applicable time period
---------------------------------------------------------------------------------------
                                       1 year    3 years    5 years    10 years
---------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios  $732      $2,179     $3,605     $7,086
(b) assuming minimum fees and
    expenses of any of the Portfolios  $416      $1,279     $2,187     $4,675
---------------------------------------------------------------------------------------




                                                                    Fee table 15

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------------------------------------------------------------------------------------------------------------------------------------
                                                                        Accumulator(R) Select(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         If you surrender or do not surrender
                                           If you annuitize at the end of the                 your contract at the end of
                                                applicable time period                         the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                        1 year     3 years     5 years     10 years    1 year     3 years     5 years     10 years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   N/A        $2,543      $3,976      $7,469      $737       $2,193      $3,626      $7,119
(b) assuming minimum fees and
    expenses of any of the Portfolios   N/A        $1,644      $2,562      $5,070      $421       $1,294      $2,212      $4,720
------------------------------------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.



16 Fee table

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1. Contract features and benefits


--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix VII later in this Prospectus.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining, contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------


----------------------------------------------
                 Available
                 for owner
                 and annuitant
 Contract type   issue ages
----------------------------------------------
NQ               Accumulator(R)
                 Accumulator(R) Elite(SM)
                 Accumulator(R) Select(SM)
                 0 through 85

                 Accumulator(R) Plus(SM)
                 0 through 80
----------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  Minimum
 Contract type   contributions                               Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
NQ               o Accumulator(R)                            o After-tax money.             o Accumulator(R)
                   $5,000 (initial)                                                           Accumulator(R) Select(SM)
                                                             o Paid to us by check or         No additional contributions
                 o Accumulator(R) Plus(SM)                     transfer of contract value     may be made after attain-
                   Accumulator(R) Elite(SM)                    in a tax-deferred exchange     ment of age 86, or if later,
                   $10,000 (initial)                           under Section 1035 of the      the first contract date anni-
                                                               Internal Revenue Code.         versary.*
                 o Accumulator(R) Select(SM)
                   $25,000 (initial)                                                        o Accumulator(R) Plus(SM)
                                                                                              No additional contributions
                 o The Accumulator(R) Series                                                  after attainment of age 81
                   $500 (additional)                                                          or, if later, the first contract
                                                                                              date anniversary.*
                 o The Accumulator(R) Series
                   $100 monthly and $300                                                    o Accumulator(R) Elite(SM)
                   quarterly under our auto-                                                  No additional contributions
                   matic investment program                                                   after attainment of age 87.*
                   (additional)
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 17

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-----------------------------------------------
                 Available
                 for owner
                 and annuitant
 Contract type   issue ages
-----------------------------------------------
Rollover IRA     Accumulator(R)
                 Accumulator(R) Elite(SM)
                 Accumulator(R) Select(SM)
                 20 through 85

                 Accumulator(R) Plus(SM)
                 20 through 80
-----------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Minimum
 Contract type   contributions                              Source of contributions          Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover IRA     o Accumulator(R)                           o Eligible rollover distribu-    o Accumulator(R)
                   $5,000 (initial)                           tions from 403(b) plans,         No additional contributions
                                                              qualified plans, and govern-     may be made after attain-
                 o Accumulator(R) Plus(SM)                    mental employer 457(b)           ment of age 86, or, if later,
                   Accumulator(R) Elite(SM)                   plans.                           the first contract date anni-
                   $10,000 (initial)                                                           versary.*
                                                            o Rollovers from another
                 o Accumulator(R) Select(SM)                  traditional individual         o Accumulator(R) Plus(SM)
                   $25,000 (initial)                          retirement arrangement.          No contributions after
                                                                                               attainment of age 81 or, if
                 o The Accumulator(R) Series                o Direct custodian-to-             later, the first contract date
                   $50 (additional)                           custodian transfers from         anniversary.*
                                                              another traditional indi-
                                                              vidual retirement              o Accumulator(R) Elite(SM)
                                                              arrangement.                     No rollover or direct transfer
                                                                                               contributions after attain-
                                                            o Regular IRA contributions.       ment of age 87.*

                                                            o Additional catch-up            o Accumulator(R) Select(SM)
                                                              contributions                    No rollover or direct transfer
                                                            .                                  contributions after attain-
                                                                                               ment of age 86 or, if later,
                                                                                               the first contract date anni-
                                                                                               versary.*

                                                                                             o Contributions after
                                                                                               age 70-1/2 must be net of
                                                                                               required minimum distribu-
                                                                                               tions.

                                                                                             o Although we accept regular
                                                                                               IRA contributions (limited to
                                                                                               $5,000) under Rollover IRA
                                                                                               contracts, we intend that the
                                                                                               contract be used primarily
                                                                                               for rollover and direct trans-
                                                                                               fer contributions.

                                                                                             o Additional catch-up contri-
                                                                                               butions of up to $1,000 per
                                                                                               calendar year where the
                                                                                               owner is at least age 50 but
                                                                                               under age 70-1/2 at any time
                                                                                               during the calendar year for
                                                                                               which the contribution is
                                                                                               made.
------------------------------------------------------------------------------------------------------------------------------------


18 Contract features and benefits

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------------------------------------------------------------------------------------------------------------------------------------
                  Available
                  for owner
                  and annuitant
 Contract type    issue ages
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   Accumulator(R)
IRA               Accumulator(R) Elite(SM)
                  Accumulator(R) Select(SM)
                  20 through 85

                  Accumulator(R) Plus(SM)
                  20 through 80
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                  Minimum
 Contract type    contributions                              Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Roth Conversion   o Accumulator(R)                           o Rollovers from another       o Accumulator(R)
IRA                 $5,000 (initial)                           Roth IRA.                      No additional contributions
                                                                                              may be made after attain-
                  o Accumulator(R) Plus(SM)                  o Rollovers from a "desig-       ment of age 86, or, if later,
                    Accumulator(R) Elite(SM)                   nated Roth contribution        the first contract date anni-
                    $10,000 (initial)                          account" under a 401(k)        versary.*
                                                               plan or 403(b) plan.
                  o Accumulator(R) Select(SM)                                               o Accumulator(R) Plus(SM)
                    $25,000 (initial)                        o Conversion rollovers from a    No additional rollover or
                                                               traditional IRA or other       direct contributions after
                  o The Accumulator(R) Series                  eligible retirement plan.      attainment of age 81 or, if
                    $50 (additional)                                                          later, the first contract date
                                                             o Direct transfers from          anniversary.*
                                                               another Roth IRA.
                                                                                            o Accumulator(R) Elite(SM)
                                                             o Regular Roth IRA contribu-     No rollover or direct transfer
                                                               tions.                         contributions after attain-
                                                                                              ment of age 87.*
                                                             o Additional catch-up
                                                               contributions.               o Accumulator(R) Select(SM)
                                                                                              No additional rollover or
                                                                                              direct transfer contributions
                                                                                              after attainment of age 86
                                                                                              or, if later, the first contract
                                                                                              date anniversary.*

                                                                                            o Conversion rollovers after
                                                                                              age 70-1/2 must be net of
                                                                                              required minimum distribu-
                                                                                              tions for the traditional IRA
                                                                                              or other eligible retirement
                                                                                              plan which is the source of
                                                                                              the conversion rollover.

                                                                                            o Before 2010, you cannot roll
                                                                                              over funds from a traditional
                                                                                              IRA or other eligible retire-
                                                                                              ment plan if your adjusted
                                                                                              gross income is $100,000 or
                                                                                              more.

                                                                                            o Although we accept regular
                                                                                              Roth IRA contributions (lim-
                                                                                              ited to $5,000) under Roth
                                                                                              IRA contracts, we intend
                                                                                              that the contract be used
                                                                                              primarily for rollover and
                                                                                              direct transfer contributions.

                                                                                            o Additional catch-up contri-
                                                                                              butions of up to $1,000 per
                                                                                              calendar year where the
                                                                                              owner is at least age 50 at
                                                                                              any time during the calendar
                                                                                              year for which the contribu-
                                                                                              tion is made.
------------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits 19

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------------------------------------------------------------------------------------------------------------------------------------
                 Available
                 for owner
                 and annuitant
 Contract type   issue ages
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**   Accumulator(R)
                 Accumulator(R) Elite(SM)
                 Accumulator(R) Select(SM)
                 20 through 85

                 Accumulator(R) Plus(SM)
                 20 through 80
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 Minimum
 Contract type   contributions                         Source of contributions           Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Rollover TSA**   o Accumulator(R)                      o With documentation of           o Accumulator(R)
                   $5,000 (initial)                      employer or plan approval,        No additional contributions
                                                         and limited to pre-tax            may be made after attain-
                 o Accumulator(R) Plus(SM)               funds, direct plan-to-plan        ment of age 86, or, if later,
                   Accumulator(R) Elite(SM)              transfers from another            the first contract date anni-
                   $10,000 (initial)                     403(b) plan or contract           versary.*
                                                         exchanges from another
                 o Accumulator(R) Select(SM)             403(b) contract under the       o Accumulator(R) Plus(SM)
                   $25,000 (initial)                     same plan.                        No additional rollover or
                                                                                           direct contributions after
                 o The Accumulator(R) Series           o With documentation of             attainment of age 81 or, if
                   $500 (additional)                     employer or plan approval,        later, the first contract date
                                                         and limited to pre-tax            anniversary.*
                                                         funds, eligible rollover dis-
                                                         tributions from other 403(b)    o Accumulator(R) Elite(SM)
                                                         plans, qualified plans, gov-      No rollover or direct transfer
                                                         ernmental employer 457(b)         contributions after attain-
                                                         plans or traditional IRAs.        ment of age 87.*

                                                                                         o Accumulator(R) Select(SM)
                                                                                           No additional rollover or
                                                                                           direct transfer contributions
                                                                                           after attainment of age 86
                                                                                           or, if later, the first contract
                                                                                           date anniversary.*

                                                                                         o Contributions after age 70-1/2
                                                                                           must be net of any required
                                                                                           minimum distributions.

                                                                                         o We do not accept employer-
                                                                                           remitted contributions.

                                                                                         o We do not accept after-tax
                                                                                           contributions, including des-
                                                                                           ignated Roth contributions.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
                     Available
                     for owner
                     and annuitant
 Contract type       issue ages
------------------------------------------------------------------------------------------------------------------------------------
QP                   Accumulator(R)
(Accumulator(R),     Accumulator(R) Elite(SM)
Accumulator(R)       20 through 75
Plus(SM) and
Accumulator(R)       Accumulator(R) Plus(SM)
Elite(SM) contracts  20 through 70
only)

------------------------------------------------------------------------------------------------------------------------------------
                     Minimum
 Contract type       contributions                     Source of contributions         Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
QP                   o Accumulator(R)                  o Only transfer contributions   o A separate QP contract must
(Accumulator(R),       Accumulator(R) Elite(SM)          from other investments          be established for each plan
Accumulator(R)         $5,000 (initial)                  within an existing defined      participant.
Plus(SM) and                                             contribution qualified plan
Accumulator(R)       o Accumulator(R) Plus(SM)           trust.                        o We do not accept regular
Elite(SM) contracts    $10,000 (initial)                                                 ongoing payroll contribu-
only)                                                  o The plan must be qualified      tions or contributions
                     o The Accumulator(R) Series         under Section 401(a) of the     directly from the employer.
                       $500 (additional)                 Internal Revenue Code.
                                                                                       o Only one additional transfer
                                                       o For 401(k) plans, trans-        contribution may be made
                                                         ferred contributions may        during a contract year.
                                                         not include any after-tax
                                                         contributions, including      o No additional transfer con-
                                                         designated Roth contribu-       tributions after participant's
                                                         tions.                          attainment of age 76 (age
                                                                                         71 under Accumulator(R)
                                                                                         Plus(SM) contracts) or, if later,
                                                                                         the first contract date
                                                                                         anniversary.

                                                                                       o Contributions after age 70-1/2
                                                                                         must be net of any required
                                                                                         minimum distributions.

                                                                                       o We do not accept contribu-
                                                                                         tions from defined benefit
                                                                                         plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

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------------------------------------------------------------------------------------------------------------------------------------
                      Available
                      for owner
                      and annuitant    Minimum
 Contract type        issue ages      contributions                 Source of contributions          Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium      20 through 70   o $4,000 (initial)            o Regular traditional IRA        o No regular IRA contributions
IRA                                                                   contributions.                   in the calendar year you turn
(Accumulator(R)                       o $50 (additional)                                               age 70-1/2 and thereafter.
contracts only)                                                     o Additional catch-up
                                      o $50 monthly or quarterly      contributions.                 o Regular contributions may
                                        under our automatic invest-                                    not exceed $5,000.
                                        ment program (additional)   o Eligible rollover distribu-
                                                                      tions from 403(b) plans,       o Additional catch-up contri-
                                                                      qualified plans, and govern-     butions of up to $1,000 per
                                                                      mental employer 457(b)           calendar year where the
                                                                      plans.                           owner is at least age 50 but
                                                                                                       under age 70-1/2 at any time
                                                                    o Rollovers from another           during the calendar year for
                                                                      traditional individual retire-   which the contribution is
                                                                      ment arrangement.                made.

                                                                    o Direct custodian-              o Although we accept rollover
                                                                      to-custodian transfers from      and direct transfer contribu-
                                                                      another traditional indi-        tions under the Flexible
                                                                      vidual retirement                Premium IRA contract, we
                                                                      arrangement.                     intend that the contract be
                                                                                                       used for ongoing regular
                                                                                                       contributions.

                                                                                                     o Rollover and direct transfer
                                                                                                       contributions may be made
                                                                                                       up to attainment of age
                                                                                                       86.*

                                                                                                     o Rollover and direct transfer
                                                                                                       contributions after age
                                                                                                       70-1/2 must be net of
                                                                                                       required minimum
                                                                                                       distributions.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
                       Available
                       for owner
                       and annuitant   Minimum
 Contract type         issue ages      contributions                 Source of contributions        Limitations on contributions+
------------------------------------------------------------------------------------------------------------------------------------
Flexible Premium       20 through 85   o $4,000 (initial)            o Regular Roth IRA contribu-   o No additional contributions
Roth IRA                                                               tions.                         may be made after the
(Accumulator(R)                        o $50 (additional)                                             attainment of age 86, or, if
contracts only)                                                      o Additional catch-up contri-    later, the first contract date
                                       o $50 monthly or quarterly      butions.                       anniversary.*
                                         under our automatic invest-
                                         ment program (additional)   o Rollovers from another       o Contributions are subject to
                                                                       Roth IRA.                      income limits and other tax
                                                                                                      rules.
                                                                     o Rollovers from a "desig-
                                                                       nated Roth contribution      o Regular Roth IRA contribu-
                                                                       account" under a 401(k)        tions may not exceed
                                                                       plan or 403(b) plan.           $5,000.

                                                                     o Conversion rollovers from a  o Additional catch-up contri-
                                                                       traditional IRA or other       butions of up to $1,000 per
                                                                       eligible retirement plan.      calendar year where the
                                                                                                      owner is at least age 50 at
                                                                     o Direct transfers from          any time during the calendar
                                                                       another Roth IRA.              year for which the contribu-
                                                                                                      tion is made.

                                                                                                    o Although we accept rollover
                                                                                                      and direct transfer contribu-
                                                                                                      tions under the Flexible
                                                                                                      Premium Roth IRA contract,
                                                                                                      we intend that the contract
                                                                                                      be used for ongoing regular
                                                                                                      Roth IRA contributions.
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA          0-70            o Accumulator(R)              o Direct custodian-to-         o Any additional contributions
Beneficiary                              $ 5,000 (initial)             custodian transfers of your    must be from the same type
Continuation                                                           interest as a death benefi-    of IRA of the same deceased
Contract (tradi-                       o Accumulator(R) Elite(SM)      ciary of the deceased          owner.
tional IRA or                            $10,000 (initial)             owner's traditional indi-
Roth IRA)                                                              vidual retirement            o Non-spousal beneficiary
(Accumulator(R),                       o Accumulator(R) Select(SM)     arrangement or Roth IRA to     direct rollover contributions
Accumulator(R)                           $25,000 (initial)             an IRA of the same type.       from qualified plans, 403(b)
Elite(SM) and                                                                                         plans and governmental
Accumulator(R)                         o The Accumulator(R) Series                                    employer 457(b) plans may
Select(SM) contracts                     $ 1,000 (additional)                                         be made to an Inherited IRA
only)                                                                                                 contract under specified
                                                                                                      circumstances.
------------------------------------------------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

*    Please see Appendix VII later in this Prospectus for state variations.


** May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Series Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.



                                               Contract features and benefits 23

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OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. We do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit the availability of the Accumulator(R) Select(SM) contract to other non-natural owners. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

Accumulator(R) Select(SM) and Accumulator(R) Plus(SM) contracts are not available for purchase by Charitable Remainder Trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. If the contract is jointly owned and GWBL has not been elected, benefits are based on the age of the older joint owner. In this Prospectus, when we use the term "owner", we intend this to be a reference to the annuitant if the contract has a non-natural owner. If GWBL is elected, the terms "owner" and "successor owner" are intended to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.



PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect either the Guaranteed minimum income benefit ("GMIB") or the Guaranteed withdrawal benefit for life ("GWBL"), or an enhanced death benefit, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Accumulator(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the GMIB, GWBL and/or the enhanced death benefit base and/or greater than the Guaranteed annual withdrawal amount under GWBL. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. These methods of payment are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year." The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the



24  Contract features and benefits

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required information. The contribution will be applied as of the date we receive the missing information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option, the fixed maturity options, and the account for special dollar cost averaging. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the following variable investment options: the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio ("permitted variable investment options").


If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio.


Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may, at any time, exercise our rights to limit or terminate your contributions and allocations to any of the variable investment options and to limit the number of variable investment options which you may elect.



                                              Contract features and benefits  25

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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features, including those optional benefits that restrict allocations to the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust --
Class B shares*                                                                          Investment Manager (or Sub-Adviser(s),
Portfolio Name                Objective                                                  as applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust --
Class B shares*                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                      o Janus Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o T. Rowe Price Associates, Inc.
                                                                                  o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                            o Institutional Capital LLC
                                                                                  o MFS Investment Management
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                           o Franklin Advisers, Inc.
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Tradewinds Global Investors, LLC
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    High total return through a combination of current   o Pacific Investment Management Company
 BOND(1)                     income and capital appreciation.                       LLC
                                                                                  o Post Advisory Group, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Eagle Asset Management, Inc.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Franklin Advisory Services, LLC
 VALUE                                                                            o Pacific Global Investment Management
                                                                                    Company
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                  o RCM Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
EQ/Advisors Trust --
Class IB shares*                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.            o AllianceBernstein L.P.
 INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.            o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.         o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME          Seeks to maximize income while maintaining prospects     o BlackRock Investment Management, LLC
 CORE(2)                        for capital appreciation.                                o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.                 o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                           o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and secondarily     o AXA Equitable
 FOUNDING STRATEGY CORE(4)      seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA MUTUAL SHARES CORE(5)    Seeks to achieve capital appreciation, which may occa-   o BlackRock Investment Management, LLC
                                sionally be short-term, and secondarily, income.         o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE          Seeks to increase value through bull markets and bear    o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY              markets using strategies that are designed to limit
                                exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.               o BlackRock Investment Management, LLC
 CORE(6)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and secondarily,   o Templeton Global Advisors Limited
 EQUITY                         income.                                                  o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term growth     o BlackRock Investment Management
 VALUE                          of income, accompanied by growth of capital.               International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and income to   o Boston Advisors, LLC
 INCOME                         achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.         o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.                        o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(7)        Seeks to achieve a total return before expenses that     o AllianceBernstein L.P.
                                approximates the total return performance of the
                                Russell 3000 Index, including reinvestment of
                                dividends, at a risk level consistent with that of
                                the Russell 3000 index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses that     o SSgA Funds Management, Inc.
                                approximates the total return performance of the
                                Barclays Capital U.S. Aggregate Bond Index, including
                                reinvestment of dividends, at a risk level consistent
                                with that of the Barclays Capital U.S. Aggregate Bond
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.            o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
EQ/Advisors Trust --
Class IB shares*                                                                         Investment Manager (or Sub-Adviser(s),
Portfolio Name               Objective                                                   as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                  o Evergreen Investment Management
                                                                                           Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.         o BlackRock Investment Management, LLC
                                                                                         o Evergreen Investment Management
                                                                                           Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o BlackRock Investment Management, LLC
 EQUITY(10)                                                                              o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o  Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                             ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current   o SSgA Funds Management, Inc.
                             income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 29

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------------------------------------------------------------------------------------------------------------------------------------
EQ/Advisors Trust --
Class IB shares*                                                                         Investment Manager (or Sub-Adviser(s),
Portfolio Name                  Objective                                                as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS        Seeks to provide long-term capital growth.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that     o SSgA Funds Management, Inc.
                                approximates the total return performance of the
                                Russell 1000 Value Index, including reinvestment of
                                dividends, at a risk level consistent with that of the
                                Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.                   o AllianceBernstein L.P.
                                                                                         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation        o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of      o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of      o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.                   o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that     o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income,          o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                   o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                   o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appreciation.         o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.                   o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of traditional      o Pacific Investment Management Company,
                                money market products while maintaining an emphasis on     LLC
                                preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                                moderate risk to capital.                                o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced volatility  o BlackRock Financial Management, Inc.
                                of principal.
------------------------------------------------------------------------------------------------------------------------------------


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------------------------------------------------------------------------------------------------------------------------------------
EQ/Advisors Trust --
Class IB shares*                                                                         Investment Manager (or Sub-Adviser(s),
Portfolio Name              Objective                                                    as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the        o AllianceBernstein L.P.
                            deduction of Portfolio expenses) the total return of the
                            Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH     Seeks to achieve long-term capital appreciation and          o T. Rowe Price Associates, Inc.
 STOCK                      secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
                            with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Seeks to achieve capital growth and income.                  o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Seeks to achieve capital growth.                             o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE   Seeks to provide above average current income and long-      o Morgan Stanley Investment Management Inc.
                            term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.





-------------------------------------------------------------
 Footnote No.   Portfolio's Former Name
-------------------------------------------------------------
                AXA Premier VIP Trust
-------------------------------------------------------------
     (1)        Multimanager High Yield
-------------------------------------------------------------
                EQ Advisors Trust
-------------------------------------------------------------
     (2)        EQ/Franklin Income
-------------------------------------------------------------
     (3)        EQ/Franklin Small Cap Value
-------------------------------------------------------------
     (4)        EQ/Franklin Templeton Founding Strategy
-------------------------------------------------------------
     (5)        EQ/Mutual Shares
-------------------------------------------------------------
     (6)        EQ/Templeton Growth
-------------------------------------------------------------
     (7)        EQ/AllianceBernstein Common Stock
-------------------------------------------------------------
     (8)        EQ/Marsico Focus
-------------------------------------------------------------
     (9)        EQ/Evergreen International Bond
-------------------------------------------------------------
     (10)       EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------
     (11)       EQ/PIMCO Real Return
-------------------------------------------------------------



You should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-789-7771.



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GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.


We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges (if applicable under your Accumulator(R) Series contract) and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2009 is 1.50%, 2.75% or 3.00%, depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than twelve different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Series contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed below in "Allocating your contributions," would apply:


(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or



(b) withdraw the maturity value (for all contracts except Accumulator(R) Select(SM), there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 17, 2009, the next available maturity date was February 16, 2016. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value


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adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)  the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


(This section only applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts.)


The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states-see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, no more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to restrict allocations to any variable investment option. If an owner or annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.



DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or the guaranteed interest option.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. The special dollar cost averaging program is only available to Accumulator(R) and Accumulator(R)



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Elite(SM) contract owners. Under the program, you may choose to allocate all or a portion of any eligible contribution to the account for special dollar cost averaging. Contributions into the account for special dollar cost averaging may not be transfers from other investment options. Your initial allocation to any special dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time and once you select a time period, you may not change it. In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

You may have your account value transferred to any of the variable investment options available under your contract. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact our processing office. If the special dollar cost averaging program is selected at the time of application to purchase the Accumulator(R) Series contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the remainder of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the remainder of the time period selected at application. Contribution(s) made to a special dollar cost averaging program selected after the Accumulator(R) Series contract has been issued will be credited with the then current interest rate on the date the contribution is received by AXA Equitable for the time period initially selected by you. Once the time period you selected has run, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.


We will transfer all amounts out of the account for special dollar cost averaging by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options, guaranteed interest option or fixed maturity options according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option or the fixed maturity options. If you request to transfer or withdraw any other amounts from the account for special dollar averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may ask us to cancel your participation at any time.


GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. Please see Appendix VII for more information on state availability or certain restrictions in your state.


You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.


12 MONTH DOLLAR COST AVERAGING PROGRAM. The 12 month dollar cost averaging program is only available to Accumulator(R) Select(SM) contract owners. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described earlier in this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must allocate your entire initial contribution into the EQ/Money Market option if you are selecting the 12 month dollar cost averaging program at application to purchase an Accumulator(R) Select(SM) contract; thereafter, initial allocations to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you



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may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the EQ/Money Market option.

You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

You may not participate in the 12 month dollar cost averaging program if you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit.



INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.



In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging (available in Accumulator(R) and Accumulator(R) Elite(SM) contracts only), the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.


If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the permitted variable investment options are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation Portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------


You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program, you may participate in any of the dollar cost averaging programs except general dollar cost averaging, and for Accumulator(R) Select(SM) contract owners, the 12 month dollar cost averaging program. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.



CREDITS (for Accumulator(R) Plus(SM) contracts only)

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The credit amounts attributable to your contributions are not included for purposes of calculating any of the guaranteed benefits.

The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:



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-----------------------------------------------------------
                                       Credit percentage
   First year total contributions         applied to
            Breakpoints                 contributions
-----------------------------------------------------------
Less than $500,000                            4%
-----------------------------------------------------------
$500,000-$999,999.99                         4.5%
-----------------------------------------------------------
$1 million or more                            5%
-----------------------------------------------------------

The percentage of the credit is based on your total first year contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

     o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

     o For any subsequent contribution that results in your total contri butions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

     o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

     o The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o    No indication of intent:

     o For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

     o For any subsequent contribution that results in a higher appli cable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus).

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.



GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.


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STANDARD DEATH BENEFIT. Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.



6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.

The effective annual roll-up rate credited to this benefit base is:

o 6% with respect to the variable investment options (other than EQ/Intermediate Government Bond Index, EQ/Money Market and EQ/Short Duration Bond), the account for special dollar cost averaging (Accumulator(R) and Accumulator(R) Elite(SM) contracts only) and monies allocated to the 12 month dollar cost averaging program (Accumulator(R) Select(SM) contracts only); the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/Intermediate Government Bond Index, EQ/Money Market and EQ/Short Duration Bond variable investment options, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up on the contract date anniversary following the annuitant's 85th birthday.



ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

o your initial contribution to the contract (plus any additional contributions),

or

o your highest account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you take a withdrawal from your contract, your benefit base will be reduced as described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits"in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners. After such withdrawal, your benefit base is equal to the greater of either:

o your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

or

o your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).


For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's age.



GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.



GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75,



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if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any 5th or later contract date anniversary until the contract date anniversary following age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. If your contract is eligible for an annual reset and your request to reset your Roll-Up benefit base is received at our processing office more than 30 days after your contract date anniversary, your Roll-Up benefit base will reset on the next contract date anniversary on which you are eligible for a reset. If your contract is eligible for an annual reset, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION - resets your Roll-Up benefit base on a single contract date anniversary.

AUTOMATIC ANNUAL RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary you are eligible for a reset.

AUTOMATIC CUSTOMIZED RESET PROGRAM - automatically resets your Roll-Up benefit base on each contract date anniversary, if eligible, for the period you designate.
--------------------------------------------------------------------------------

If you wish to cancel your elected reset program, your request must be received by our processing office at least 30 days prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see "How to reach us" earlier in this Prospectus. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary or for five years, depending upon the reset period available under your contract. Please see Appendix VIII later in this Prospectus for more information on the reset feature available under your contract. If after your death your spouse continues the contract and your contract has an annual reset, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. However, if your contract has a five year reset, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is the contract date anniversary following owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.


If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to the contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. If you withdraw the lifetime required minimum distribution from the contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.


The Roll-Up benefit base for both the "Greater of" enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed in "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus.

Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract may specify different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options.



GUARANTEED MINIMUM INCOME BENEFIT OPTION

The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in


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"Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


If you are purchasing the contract as an Inherited IRA or if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life, the Guaranteed minimum income benefit is not available. If you are using the contract to fund a charitable remainder trust (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only), you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Guaranteed minimum income benefit. See "Owner and annuitant requirements" earlier in this section. For IRA, QP and Rollover TSA contracts, owners over age 60 at contract issue should consider the impact of the minimum distributions required by tax law in relation to the withdrawal limitations under the Guaranteed minimum income benefit. See "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus.


If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age, as follows:


-----------------------------------------------
                Level payments
-----------------------------------------------
                      Period certain years
      Owner's       ---------------------------
  age at exercise       IRAs         NQ
-----------------------------------------------
   75 and younger        10          10
         76               9          10
         77               8          10
         78               7          10
         79               7          10
         80               7          10
         81               7           9
         82               7           8
         83               7           7
         84               6           6
         85               5           5
-----------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract), to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. For certain contracts, the guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.



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GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:

o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero. Upon exercise, your contract (including its death benefit and any account or cash values) will terminate.


o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond variable investment options, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.



--------------------------------------------------------------------------------
                          Guaranteed             Guaranteed mini-
                       minimum income           mum income benefit
                      benefit -- annual          -- annual income
                     income payable for        payable for life (for
    Contract        life (for contracts        contracts with the
     date            with the five year         annual Roll-Up ben-
  anniversary       Roll-Up benefit base          efit base reset
  at exercise          reset feature)                feature).
--------------------------------------------------------------------------------
      10                  $11,891                    $10,065
      15                  $18,597                    $15,266
--------------------------------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us, along with all required information, within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death or, if later, the end of the period certain (where the payout option chosen includes a period certain).


EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

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(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for the Accumulator(R) Series QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for the Accumulator(R) Series Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to the Accumulator(R) Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules;


(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, or (b) as a single life benefit paid on the basis of the older owner's age; and


(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.



GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator(R) Series contract). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 through 85 at issue (ages 76 through 80 at issue for Accumulator(R) Plus(SM) contracts). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator(R) Series contract), whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.


Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


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For Accumulator(R) Plus(SM) contracts, if the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the Credit if the second owner dies within the one-year period following a contribution.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, FLEXIBLE PREMIUM ROTH IRA, AND ROLLOVER TSA CONTRACTS; 20 THROUGH 70 AT ISSUE OF FLEXIBLE PREMIUM IRA CONTRACTS; 0 THROUGH 70 AT ISSUE OF INHERITED IRA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS (20 THROUGH 70 AT ISSUE FOR ACCUMULATOR(R) PLUS(SM) QP CONTRACTS). FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE. SEE "HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT" IN "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.

Subject to state availability, you may elect one of the following enhanced death benefits (see Appendix VII later in this Prospectus for state availability of these benefits):


o    Annual Ratchet to age 85.

o    The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your enhanced death benefit. See "Owner and annuitant requirements" earlier in this section.


See Appendix IV later in this Prospectus for an example of how we calculate an enhanced death benefit.


EARNINGS ENHANCEMENT BENEFIT


Subject to state and contract availability, if you are purchasing a contract under which the Earnings enhancement benefit is available, you may elect the benefit at the time you purchase your contract (see Appendix VII later in this Prospectus for state availability of these benefits). The Earnings enhancement benefit provides an additional death benefit as described below. See "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.


If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:


o    the account value, or


o    any applicable death benefit

decreased by:

o    total net contributions


For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator(R) Plus(SM contracts, Credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator(R) Plus(SM) contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any Credits applied in the one-year period prior to death.


If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:


o    the account value, or


o    any applicable death benefit

decreased by:

o    total net contributions

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The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and the benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be based on the annuitant's age.

For an example of how the Earnings enhancement benefit is calculated, please see Appendix VI.


For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.


The Earnings enhancement benefit must be elected when the contract is first issued. Neither the owner nor the successor owner can add it after the contract has been issued. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). GWBL is only available at issue. This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus for more information.

If you elect the GWBL, your investment options will be limited to the permitted variable investment options, the guaranteed interest option and the account for special dollar cost averaging (for Accumulator(R) and Accumulator(R) Elite(SM) contracts only). Please note that the 12 month dollar cost averaging program (for Accumulator(R) Select(SM) contracts only) and our general dollar cost averaging program are not available if you elect the GWBL, but the investment simplifier program is available if you elect the GWBL. See "What are your investment options under the contract?" earlier in this section.

You may buy this benefit on a single life ("Single Life") or a joint life ("Joint Life") basis. Under a Joint Life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

For Joint Life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or
(ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint Life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint Life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint Life basis. Joint annuitants are not permitted under any other contracts.

This benefit is not available under an Inherited IRA contract. Joint Life QP and TSA contracts are not permitted in connection with this benefit. If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your guaranteed withdrawal benefit for life. See "Owner and annuitant requirements" earlier in this section.


The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are not interested in taking withdrawals prior to the contract's maturity date;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not


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entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, the GWBL will have little or no value to the surviving same-gender spouse or partner. You should consult with your tax adviser for more information on this subject.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:

o    Your GWBL benefit base increases by any subsequent contributions.


o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual Ratchet" and "5% deferral bonus."


o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint Life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on either the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual Ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:



-----------------------------------------
 Age            Applicable percentage
-----------------------------------------
45-64                   4.0%
65-74                   5.0%
75-84                   6.0%
85 and older            7.0%
-----------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.


The withdrawal charge, if applicable under your Accumulator(R) Series contract, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.



EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount. If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:


o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal, and (ii) the account value immediately following the Excess withdrawal.


o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.


You should not purchase the contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.



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Withdrawal charges, if applicable under your Accumulator(R) Series contract, are applied to the amount of the withdrawal that exceeds the greater of (i) the Guaranteed annual withdrawal amount or (ii) the 10% free withdrawal amount. A withdrawal charge would not be applied in the example above since the $8,000 withdrawal (equal to 10% of the contract's account value as of the beginning of the contract year) falls within the 10% free withdrawal amount. Under the example above, additional withdrawals during the same contract year could result in a further reduction of the GWBL benefit base and the Guaranteed annual withdrawal amount, as well as an application of withdrawal charges, if applicable. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract's value" later in this Prospectus.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.



ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal amount will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS


Subsequent contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date the first withdrawal is taken.


Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT


There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-85 (issue ages 45-80 for Accumulator(R) Plus(SM) contracts), and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.


The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWBL Enhanced death benefit base increases by any subsequent contribution;


o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section; and

o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.


See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.


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The death benefit is equal to your account value (adjusted for any pro rata optional benefit charges) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals and associated withdrawal charges, if applicable), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:


o Your Accumulator(R) Series contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Series contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Series contract.


o    No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.


o Payments will continue at the same frequency for Single or Joint Life contracts, as applicable, or annually if automatic payments were not being made.


o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable under your Accumulator(R) Series contract, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty if they are taken before age 59-1/2. See "Tax information" later in this Prospectus.


o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.


o If you transfer ownership of the contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

o Withdrawals are available under other annuity contracts we offer and the contract without purchasing a withdrawal benefit.


o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint Life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint Life and Single Life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" later in this Prospectus, even if pursuant to a divorce decree.



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o The Federal Defense of Marriage Act precludes same-sex married couples, domestic partners, and civil union partners from being considered married under federal law. Such individuals, therefore, are not entitled to the favorable tax treatment accorded spouses under federal tax law. As a result, mandatory distributions from the contract must be made after the death of the first individual. Accordingly, a Joint life GWBL will have little or no value to the surviving same-sex spouse or partner. You should consult with your tax adviser for more information on this subject.



PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").



100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any Credits allocated to your contract.

Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the permitted variable investment options. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. For Accumulator(R) Plus(SM) contracts, the guaranteed amount does not include any Credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option, the account for special dollar cost averaging and the AXA Moderate Allocation Portfolio. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.


You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 85th birthday (an owner's 80th birthday under Accumulator(R) Plus(SM) contracts). If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

Neither PGB is available under Inherited IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts. If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. Also, for Accumulator(R) Select(SM) contracts, the 12 month dollar cost averaging program is not available if you elect one of the PGB options. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are using your Accumulator(R) or Accumulator(R) Elite(SM) contract to fund a charitable remainder trust, you will have to take certain distribution amounts. You should consider split-funding so that those distributions do not adversely impact your Principal guarantee benefit. See "Owner and annuitant requirements" earlier in this section.

If you are planning to take required minimum distributions from the contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint owner contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


                                              Contract features and benefits  47

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INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


(For Accumulator(R), Accumulator(R) Select(SM) and Accumulator(R) Elite(SM) contracts only)

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

The contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the Inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. See the discussion of required minimum distributions under "Tax information." The contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. The contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. You should discuss with your tax adviser your own personal situation. The contract may not be available in all states. Please speak with your financial professional for further information.

The Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the Inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract.

The Inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the Inherited IRA beneficiary continuation contract:


o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.


o You must receive payments from the contract even if you are receiving payments from another IRA of the deceased owner in an amount that would otherwise satisfy the amount required to be distributed from the contract.


o The beneficiary of the original IRA will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.


o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Subsequent contributions of at least $1,000 are permitted but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o    You may make transfers among the investment options.


o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.

o The Guaranteed minimum income benefit, Spousal continuation, the special and 12 month dollar cost averaging programs (if available), automatic investment program, Principal guarantee benefits, the Guaranteed withdrawal benefit for life and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.


o If you die, we will pay to a beneficiary that you choose the greater of the account value or the applicable death benefit.


o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. Thereafter, withdrawal charges (if applicable under your Accumulator(R) Series contract) will no longer apply. If you had elected any enhanced death benefits, they will no longer be in effect and charges for such benefits will stop. The Guaranteed minimum death benefit will also no longer be in effect.



YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations


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may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.


Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract, and (iv) any interest in the account for special dollar cost averaging, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii), (iii) or (iv) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

For Accumulator(R) Plus(SM) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth Conversion IRA or Flexible Premium Roth IRA contract, you may cancel your Roth Conversion IRA or Flexible Premium Roth IRA contract and return to a Rollover IRA or Flexible Premium IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.



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2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; (iv) the account for special dollar cost averaging (applies to Accumulator(R) and Accumulator(R) Elite(SM) contracts only); and (v) the loan reserve account (applies to Rollover TSA contracts only).

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; (ii) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts); and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:


(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i) increased to reflect additional contributions (plus the Credit for Accumulator(R) Plus(SM) contracts);

(ii) decreased to reflect a withdrawal (plus withdrawal charges if applicable under your Accumulator(R) Series contract);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.



YOUR CONTRACT'S VALUE IN THE FIXED MATURITY
OPTIONS


Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING


(For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, less the sum of all amounts that have been transferred to the variable investment options you have selected.

                      ----------------------------------

If you apply for the contract by electronic means, please see Appendix VII for additional information.



INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaran-


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teed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


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3. Transferring your money among investment options


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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer any amount to the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o For Accumulator(R) Select(SM) contract owners, you may not transfer any amount to the 12 month dollar cost averaging program.


o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.


o For Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contract owners, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.


Some states may have additional transfer restrictions. Please see Appendix VII later in this Prospectus.


In addition, we reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:


(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.


You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)  the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies


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tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.


To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:


     (a) the percentage you want invested in each investment option (whole percentages only), and

     (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)


Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be



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made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.


--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.


If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging or, in the case of Accumulator(R) Select(SM) contract owners, 12 month dollar cost averaging.


If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


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4. Accessing your money


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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.


Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.





--------------------------------------------------------------------------------
                                       Method of withdrawal
                  --------------------------------------------------------------
                   Automatic                                            Lifetime
                    payment                                Pre-age     required
                     plans                                 59-1/2        minimum
                     (GWBL                             substantially   distribu-
 Contract+           only)     Partial     Systematic      equal         tion
--------------------------------------------------------------------------------
NQ                    Yes        Yes          Yes            No           No
--------------------------------------------------------------------------------
Rollover IRA          Yes        Yes          Yes           Yes          Yes
--------------------------------------------------------------------------------
Flexible
 Premium IRA          Yes        Yes          Yes           Yes          Yes
--------------------------------------------------------------------------------
Roth Conversion
 IRA                  Yes        Yes          Yes           Yes           No
--------------------------------------------------------------------------------
Flexible
 Premium Roth
 IRA                  Yes        Yes          Yes           Yes           No
--------------------------------------------------------------------------------
Inherited IRA         No         Yes           No            No           *
--------------------------------------------------------------------------------
QP**                  Yes        Yes           No            No          Yes
--------------------------------------------------------------------------------
Rollover
 TSA***               Yes        Yes          Yes            No          Yes
--------------------------------------------------------------------------------



+ Please note that not all contract types are available under the Accumulator(R) Series of contracts.

* The contract pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.


** All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

*** Employer or plan approval required for all transactions. Your ability to take with drawals or loans from, or surrender your TSA contract may be limited. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.



AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase following any Annual Ratchet or 5% deferral bonus.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.

If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased following any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


For all contracts except Accumulator(R) Select(SM), partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount. For more information, see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus. Under



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Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.


For all contracts except Accumulator(R) Select(SM), systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Also, systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA, Roth Conversion IRA, Flexible Premium IRA and Flexible Premium Roth IRA contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

For all contracts except Accumulator(R) Select(SM), substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).

Also, the substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.



LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, Flexible Premium IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus)


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.



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We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) Series contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA, Flexible Premium IRA, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------


For all contracts except Accumulator(R) Select(SM), we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge (if applicable under your Accumulator(R) Series contract). You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Guaranteed annual withdrawal amount, but not your RMD amount, that partial withdrawal will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).


Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset" in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. For Accumulator(R)and Accumulator(R) Elite(SM) contracts only, if the fixed maturity option amounts are insufficient, we will deduct all or a portion of the withdrawal from the account for special dollar cost averaging. A market value adjustment will apply to withdrawals from the fixed maturity options.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you


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withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X ..40) and your new benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges, if applicable) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during a contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.



HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your GWBL benefit base and Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.



For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.



WITHDRAWALS TREATED AS SURRENDERS


If you request to withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is an Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to an Excess withdrawal. In other words, if you take an Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service" or if you elect the GWBL option or a PGB.

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o    It exceeds limits of federal income tax rules;

o    Interest and principal are not paid when due; or


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o    In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amount).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. Please see Appendix VII later in this Prospectus for any state rules that may affect loans from a TSA contract. Also, see "Tax information" later in this Prospectus for general rules applicable to loans.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account." Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply. For Accumulator(R) and Accumulator(R) Elite(SM) contracts only, if such fixed maturity amounts are insufficient, we will deduct all or a portion of the loan from the account for special dollar cost averaging.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records. For Accumulator(R) Plus(SM) contracts, loan repayments are not considered contributions and therefore are not eligible for additional Credits.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable) if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract's value" and "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS


Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1)  the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the guaranteed interest option, the fixed maturity options and the account for special dollar cost averaging (other than for death benefits) for up to six months while you are living. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R)



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Elite(SM) contract owners only. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.


All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Series contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply in your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract before the maturity date, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus for further information.



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager(R) payout options      Life annuity with period certain
   (available for owners and annu-    Period certain annuity
   itants age 83 or less at contract
   issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.


The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


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VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.


Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Series contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.


You may choose to apply your account value of your Accumulator(R) Series contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Series contract and we will deduct any applicable withdrawal charge, if applicable under your Accumulator(R) Series contract. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


(For the purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your Accumulator(R) Series contract. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Accumulator(R) Series contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) Series contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Series contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your Accumulator(R), Accumulator(R) Elite(SM) or Accumulator(R) Select(SM) contract date or not earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from your Accumulator(R) Plus(SM) contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

For Accumulator(R) Plus(SM) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less


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than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) payout option is chosen.



ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the contract statement one year prior to the maturity date.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. At annuitization, you will no longer be able to take withdrawals in addition to the payments under this annuity payout option. You will still be able to surrender the contract at any time for any remaining account value. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life ("GWBL")," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will continue to ratchet annually if your account value is greater than your minimum death benefit base. The minimum death benefit will be reduced dollar-for-dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.


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5. Charges and expenses


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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.


o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).


o On each contract date anniversary -- a charge for each optional benefit you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.


o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.


To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES



MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R): 0.80%
     Accumulator(R) Plus(SM): 0.95%
     Accumulator(R) Elite(SM): 1.10%
     Accumulator(R) Select(SM): 1.10%


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract Credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R): 0.30%
     Accumulator(R) Plus(SM): 0.35%
     Accumulator(R) Elite(SM): 0.30%
     Accumulator(R) Select(SM): 0.25%


DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option for each contract in the Accumulator(R) Series:

     Accumulator(R): 0.20%
     Accumulator(R) Plus(SM): 0.25%
     Accumulator(R) Elite(SM): 0.25%
     Accumulator(R) Select(SM): 0.35%


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ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging or the account for 12 month dollar cost averaging, as applicable. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only and the account for 12 month dollar cost averaging is available for Accumulator(R) Select(SM) contract owners only..

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



WITHDRAWAL CHARGE


(For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Accumulator(R) Plus(SM) contracts, a portion of this charge also compensates us for the contract Credit. For a discussion of the Credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Accumulator(R) Plus(SM) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:




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                          Withdrawal charge as a % of contribution
                                       Contract Year
--------------------------------------------------------------------------------
                     1     2     3     4      5      6     7      8      9
--------------------------------------------------------------------------------
  Accumulator(R)     7%    7%    6%    6%     5%     3%    1%    0%(a)   --
--------------------------------------------------------------------------------
  Accumulator(R)
      Plus(SM)       8%    8%    7%    7%     6%     5%    4%     3%    0%(b)
--------------------------------------------------------------------------------
  Accumulator(R)
     Elite(SM)       8%    7%    6%    5%     0%(c)  --    --     --     --
--------------------------------------------------------------------------------

(a) Charge does not apply in the 8th and subsequent contract years following contribution.

(b) Charge does not apply in the 9th and subsequent contract years following contribution.

(c) Charge does not apply in the 5th and subsequent contract years following contribution.


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


Please see Appendix VII later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.


The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.

For Accumulator(R) and Accumulator(R) Elite(SM) NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have



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not been withdrawn (earnings in the contract) and (2) the 10% free withdrawal amount defined above.


Certain withdrawals. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal nor to any subsequent withdrawal for the life of the contract.


If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:


(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

       - its main function is to provide skilled, intermediate, or custodial nursing care;
       -   it provides continuous room and board to three or more persons;
       -   it is supervised by a registered nurse or licensed practical nurse;
       -   it keeps daily medical records of each patient;
       -   it controls and records all medications dispensed; and
       -   its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to either 0.65% or 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base, depending upon when and where you purchased your contract. Please see Appendix VIII later in this Prospectus for more information on the Guaranteed minimum death benefit charge applicable to your contract.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.


WHEN WE DEDUCT THESE CHARGES. We will deduct these charges from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting these charges from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of these charges from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of these charges from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of these charges for that year.

If your account value is insufficient to pay these charges, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


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PRINCIPAL GUARANTEE BENEFITS CHARGE


If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal to 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If such amounts are insufficient, we will deduct all or a portion from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the owner (or older joint owner, if applicable) reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If such fixed maturity option amounts are still insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

EARNINGS ENHANCEMENT BENEFIT CHARGE


If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If such fixed maturity option amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only.


If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint Life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single Life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint Life basis.



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CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o      Management fees.

o      12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o      Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) Series contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


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6. Payment of death benefit


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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Accumulator(R) Plus(SM) contracts, the account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made. Payment of the death benefit terminates the contract.


Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint Life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.

If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


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NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.

If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply and no additional contributions will be permitted.


Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:


o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, and adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


o The applicable Guaranteed minimum death benefit option may continue as follows:


     - If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     - If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     - If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

     - If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

     - For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.


o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the


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     surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.


o If you elect the Guaranteed withdrawal benefit for life on a Joint Life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges, if applicable under your Accumulator(R) Series contract, will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single Life basis, the benefit and charge will terminate.


o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.


o The withdrawal charge schedule, if applicable under your Accumulator(R) Series contract, remains in effect.


If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint Life contracts with GWBL, the beneficiary continuation option is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals. For Accumulator (R) Plus(SM) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o    The beneficiary replaces the deceased owner as annuitant.

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o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o    Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit adjusted for any subsequent withdrawals. For Accumulator(R) Plus(SM) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.



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o No withdrawal charges, if applicable under your Accumulator(R) Series contract, will apply to any withdrawals by the beneficiary.


If the deceased is the younger non-spousal joint owner:

o    The annuity account value will not be reset to the death benefit amount.


o The contract's withdrawal charge schedule, if applicable under your Accumulator(R) Series contract, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.



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7.  Tax information


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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles.

Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits available under the Accumulator(R) Series, such as:

o    choice of death benefits;

o    choices of investment options;

o    choices of payout options;

o    the Guaranteed withdrawal benefit for life;

o    the Guaranteed minimum income benefit

o special dollar cost averaging (available for Accumulator(R) and Accumulator(R) Elite(SM) contracts only);

o 12 month dollar cost averaging (available for Accumulator(R) Select(SM contracts only);

o the Credit applied to certain contributions (available for Accumulator(R) Plus(SM contracts only).

Also, you should consider the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.



SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.



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TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.


Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments GMIB payments and other annuitization payments available under your contract. We also include Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.

Your rights to apply amounts under this Accumulator(R) Series contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining annuity value to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Accumulator(R) Series contract constitutes an annuity contract under current federal tax rules.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN


If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.


TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT THE GUARANTEED
WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes as discussed above.



EARNINGS ENHANCEMENT BENEFIT


In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which could include amending the contract (with appropriate notice to you).



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CONTRACTS PURCHASED THROUGH EXCHANGES


You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Series NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Series NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


BENEFICIARY CONTINUATION OPTION


We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:


o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2";


o scheduled payments, any additional withdrawals under "Withdrawal Option 2", or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the withdrawal option selected by the beneficiary;


o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.



INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS



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could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)



GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o    Traditional IRAs, typically funded on a pre-tax basis; and

o    Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. The traditional IRAs we offer are the Rollover IRA and for Accumulator(R) contracts only, the Flexible Premium IRA. The versions of the Roth IRA available are the Roth Conversion IRA and for Accumulator(R) contracts only, the Flexible Premium Roth IRA. We also offer the Inherited IRA (available for all Accumulator(R) Series contracts except Accumulator(R) Plus(SM) for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs.


This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of the Accumulator(R) Series traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear if and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Series traditional and Roth IRA contracts.

AXA Equitable has also submitted the respective forms of the Accumulator(R) Series Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.



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If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income ("AGI") is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits on deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).

To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


 ($10,000-excess AGI)     times    the maximum       Equals    the adjusted
---------------------       x        regular            =       deductible
 divided by $10,000                contribution                contribution
                                   for the year                    limit


ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A
TRADITIONAL IRA OR ROTH IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit", you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on someone else's tax return and your adjusted gross income cannot exceed $50,000 ($55,000 after cost of living adjustments for 2009). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.



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NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.


ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o    403(b) plans; and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN
TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. The Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.


There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (for every year except 2009) "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    death benefit payments to a beneficiary who is not your surviving spouse;
     or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty



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if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.



ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. The Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS


Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF
TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year



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plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS.

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not



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enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that -you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.


If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.


SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:


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o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:


o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or


o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009, $176,000 after adjustment); or



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o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, between $166,000 and $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2009, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.



ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS



WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA;


o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");


o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


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You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.



RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH
IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.


Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.


The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).


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You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:


(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH


Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.



PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.



EXCESS CONTRIBUTIONS TO ROTH IRAS


Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


GENERAL

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example,


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traditional IRA contracts, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."



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The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
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FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.


EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE ACCUMULATOR(R) SERIES TSA CONTRACTS

Each Accumulator(R) Series TSA contract was designed to be purchased through a direct transfer of funds from one 403(b) plan to another, a contract exchange under the same plan, or a rollover from another eligible retirement plan and does not accept employer-remitted contributions. Contributions to an Accumulator(R) Series TSA contract are extremely limited as described below.

Contributions to an Accumulator(R) Series TSA contract may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Series TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) Series TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS

Because the Accumulator(R) Series TSA contract can be issued through a direct plan-to-plan transfer or a contract exchange under the same plan, the characterization of funds in the contract can remain the same as under the prior contract. We provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.


EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. It is unlikely that rollover or direct transfer contributions can be made for an individual no longer actively participating in a 403(b) plan; however, there may be circumstances where an individual must take a required minimum



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distribution from a distributing plan or contract before rolling over or transferring the distribution to the Accumulator(R) Series contract. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution. For calendar year 2009 only, account-based required minimum distribution withdrawals are suspended, so certain rollovers which would be impermissible in other years may be made.


ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if still employed; or

o    disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Because AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) Series TSA contract, amounts that would be free of distribution restrictions in a traditional IRA, for example, are subject to distribution restrictions in the Accumulator(R) Series TSA contract.


DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its


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designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Series Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o    the owner dies; or

o the plan under which the Accumulator(R) Series TSA contract is purchased is terminated.


TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.


DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.


ANNUITY PAYMENTS. Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes. We include in annuitization payments Guaranteed annual withdrawals that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus. If you elect an annuity payout option, you will recover any investment in the TSA contract as each payment is received by dividing the investment in the TSA contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the TSA contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the TSA contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.



EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous 12 months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumu-


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     lator(R) Series Rollover TSA contracts have a term limit of ten years for loans used to acquire the participant's primary residence.


o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, prior to 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules. Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.


Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS


Please note the temporary suspension of account-based required minimum distribution withdrawals, both lifetime and post-death, in calendar year 2009.


Generally the same as traditional IRA with these differences:


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.

The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.


o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.



SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in


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effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS


Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.


A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a



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qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.



MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSA contracts are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA contract or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or

o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.

A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.


Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account No. 49 invests solely in class IB/B shares issued by the corresponding Portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;


(2)  to combine any two or more variable investment options;


(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account No. 49;
     and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.



ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


Fixed maturity option rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 17, 2009 and the related price per $100 of maturity value were as shown below:





-------------------------------------------------------------
  Fixed Maturity
  Options with
  February 17th           Rate to            Price
 Maturity Date of      Maturity as of     Per $100 of
   Maturity Year     February 17, 2009   Maturity Value
-------------------------------------------------------------
        2010                3.00%*          $ 97.09
        2011                3.00%*          $ 94.26
        2012                3.00%*          $ 91.51
        2013                3.00%*          $ 88.84
        2014                3.00%*          $ 86.25
        2015                3.00%*          $ 83.74
-------------------------------------------------------------


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-------------------------------------------------------------
  Fixed Maturity
  Options with
  February 17th           Rate to            Price
 Maturity Date of      Maturity as of     Per $100 of
   Maturity Year     February 17, 2009   Maturity Value
-------------------------------------------------------------
        2016                3.12%           $ 80.64
        2017                3.42%           $ 76.40
        2018                3.61%           $ 72.66
        2019                3.75%           $ 69.19
-------------------------------------------------------------

* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


     (c) We determine the current rate to maturity for your fixed maturity option based on the rate for a new fixed maturity option issued on the same date and having the same maturity date as your fixed maturity option; if the same maturity date is not available for new fixed maturity options, we determine a rate that is between the rates for new fixed maturity option maturities that immediately precede and immediately follow your fixed maturity option's maturity date.


     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely published index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.



INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.



ABOUT THE GENERAL ACCOUNT

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Accumulator(R) Plus(SM) contracts, Credits allocated to your account value are funded from our general account.



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The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.


Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.


In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, FLEXIBLE PREMIUM IRA AND FLEXIBLE PREMIUM ROTH IRA CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ, Flexible Premium IRA or Flexible Premium Roth IRA contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. Under Flexible Premium IRA and Flexible Premium Roth IRA contracts, the minimum amount is $50. Under the IRA contracts, these amounts are subject to the tax maximums. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options, but not the account for special dollar cost averaging. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with the Guaranteed withdrawal benefit for life, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.


You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


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o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     -    on a non-business day;

     -    after 4:00 p.m. Eastern Time on a business day; or

     -    after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.



CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and Credits, for Accumulator(R) Plus(SM) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and Credits, for Accumulator(R) Plus(SM) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions (and Credits, for Accumulator(R) Plus(SM) contracts only) allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Please note that the account for special dollar cost averaging is available to Accumulator(R) and Accumulator(R) Elite(SM) contract owners only. Your financial professional can provide information or you can call our processing office.


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS


As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o    the election of trustees; or


o the formal approval of independent public accounting firms selected for each Trust; or


o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


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CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office.


You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB, and/or the Guaranteed withdrawal benefit for life (collectively, the "Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial professional for further information.


See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself.


Loans are not available (except for Rollover TSA contracts, subject to plan or employer approval) and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under Federal income tax rules. In the case of such a transfer which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS


The Accumulator(R) Series contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers


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and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.


Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA
Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or the Accumulator(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, finan-


These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, finan-


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cial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


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9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



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Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ended
                                                                                                    December 31,
                                                                                        -------------------------------------------
                                                                                             2008       2007        2006
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.75   $  14.58   $  13.91
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         49,051     25,941      4,973
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.51   $  11.97   $  11.46
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         16,158      4,306        590
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.04   $  12.62   $  12.12
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         17,697      6,473      1,414
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.89   $  13.27   $  12.65
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         84,689     37,645      8,363
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.90   $  14.71   $  14.01
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        141,905     75,948     17,150
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.73   $  13.94   $  13.65
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,919      2,328        869
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.07   $  10.83   $  10.27
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,411        353         63
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.68   $  19.90   $  18.04
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,019      4,042        800
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.99   $  16.46   $  14.29
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,070      1,013        213
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.73   $  11.09   $  11.37
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,030        639        124
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.49   $  11.27   $  11.05
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,449        440        160
-----------------------------------------------------------------------------------------------------------------------------------
EQBlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.02   $  14.40   $  14.42
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,987      1,992        385
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.04   $  19.62   $  18.04
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,778      2,421        590
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   1.90   $   2.84   $   2.77
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,373      3,300        989
-----------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ended
                                                                                                    December 31,
                                                                                        -------------------------------------------
                                                                                             2008       2007       2006
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.14    $  13.22    $ 11.94
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           594         324        101
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.28    $  12.38    $ 11.90
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,633       2,506        604
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.11    $  13.61    $ 13.57
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,728       2,267        276
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  2.71    $   3.40    $  3.35
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,267       4,141        966
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.67    $  11.11    $ 10.85
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         7,157       3,823        406
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.75    $  14.14    $ 13.65
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,505       2,496        553
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.29    $  10.74    $  9.95
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,266       1,405        316
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.49    $  13.28    $ 12.09
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           807         550         81
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.07    $  10.51    $ 10.43
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         8,899       7,144        828
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.42    $   9.76    $ 10.82
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,521       1,033        123
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.93    $   9.52         --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        48,476      21,512         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.92    $  11.67    $ 11.43
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,668       1,148        231
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 31.77    $  46.43    $ 43.04
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,862         981        156
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.54    $  19.36    $ 17.03
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,339       1,892        625
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.28    $   7.26    $  6.33
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,559       3,231        363
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.91    $  11.03    $ 10.84
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,840       3,598      1,106
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.46    $  14.23    $ 14.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           893         648        104
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

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                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ended
                                                                                                     December 31,
                                                                                         -------------------------------------------
                                                                                              2008       2007       2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.67    $ 14.03     $ 13.69
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           365        162          37
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.71    $ 13.84     $ 12.31
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,472        881         180
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.04    $ 14.83     $ 13.00
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,333        747          58
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.45    $ 10.42     $ 11.22
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,673      1,065         314
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.03    $ 14.35     $ 15.23
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,760      5,014       1,142
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.43    $  8.13     $  7.67
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,692      1,046         249
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.87    $ 12.58     $ 12.32
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,289        975         291
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.81    $ 12.92     $ 11.83
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,142        524          92
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.47    $ 12.40     $ 12.50
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,432      2,011         408
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.02    $ 15.30     $ 13.60
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        10,424      5,402       1,416
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.00    $ 15.98     $ 14.99
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,947      2,442         587
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.06    $ 15.19     $ 15.64
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,612      1,507         506
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.67    $ 10.58     $ 10.24
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,707      1,895         702
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  1.56    $  2.36     $  1.98
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         9,857      2,099         449
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.57    $ 10.75     $ 10.71
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,798      5,018         666
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.77    $ 11.58     $ 11.10
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,631      1,541         158
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.74    $ 11.16     $ 10.93
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           683        487          35
-----------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

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                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ended
                                                                                                    December 31,
                                                                                        -------------------------------------------
                                                                                             2008       2007       2006
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.56    $ 10.76     $ 11.10
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,533        886          96
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.95    $  9.45     $  8.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         9,821      3,197         841
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.21    $ 11.07     $ 10.73
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,880      1,453         364
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.93    $ 10.26     $  9.87
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,229        488         111
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.35    $ 14.39     $ 14.85
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,215      1,354         370
-----------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 3.85    $  6.75     $  6.37
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,900      1,437         154
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.33    $ 10.84     $ 10.76
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,870      4,461         526
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 1.46    $  2.46     $  2.47
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,891      2,349         473
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 7.15    $ 11.48     $ 11.93
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,784      2,074         664
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $14.63    $ 34.76     $ 24.80
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,722      2,799         625
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.38    $ 16.12     $ 13.35
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,390      1,545         298
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 5.00    $  8.29
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,805      3,973
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 7.50    $ 14.25     $ 12.96
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           529        238          94
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $11.41    $ 11.28     $ 10.76
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,680      1,109         333
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.97    $ 13.81     $ 12.84
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,648        845         178
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.56    $ 12.66     $ 12.44
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,102      1,768         448
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.65    $ 20.44     $ 18.42
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,606      1,524         386
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

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                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ended
                                                                                                    December 31,
                                                                                        -------------------------------------------
                                                                                             2008       2007       2006
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.36    $ 14.02     $ 13.53
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           507        349          62
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.83    $ 12.67     $ 11.54
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,190        674         176
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.83    $ 15.92     $ 15.57
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,483      1,212         264
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.27    $ 14.84     $ 13.44
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,229        725         212
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.36    $ 14.81     $ 15.00
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,300        778         224
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  2.98    $  5.21     $  5.09
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,840      3,439         574
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.15    $ 13.29     $ 14.93
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           910        704         327
-----------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.57    $ 14.50     $ 12.42
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,902        986         112
-----------------------------------------------------------------------------------------------------------------------------------



A-5 Appendix I: Condensed financial information

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                            ended December 31,
                                                                                        -------------------------------------------
                                                                                            2008        2007
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.00    $  15.05
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         8,484       6,377
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.29    $  11.76
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         5,824       2,454
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.82    $  12.40
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         4,505       2,753
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 35.84    $  48.27
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         4,019       3,098
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.69    $  14.45
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                        27,177      23,506
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $134.51    $ 243.48
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            63          65
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 19.16    $  18.82
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           948         404
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.40    $  19.41
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,924       2,236
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.96    $  20.14
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           421         443
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.65    $  10.99
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           339         227
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.26    $  11.07
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           458         383
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 14.49    $  23.24
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           834         842
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                        -------------------------------------------
                                                                                             2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.43    $  12.45    $  11.72
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,109       1,519         656
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.31    $  10.82    $  10.74
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,800       1,000         281
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.96    $  11.19    $  11.02
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,022       2,176         414
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  46.21    $  42.61    $  41.36
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,325       1,725         893
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.82    $  12.28    $  11.71
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         14,705       6,917       2,788
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 239.38    $ 219.99    $ 214.55
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             73          73          64
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.92    $  17.67    $  17.76
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            376         481         416
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.67    $  14.55    $  12.84
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,508       1,037         649
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.56    $  16.39    $  14.95
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            462         372         312
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.31    $  10.35          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            123          40          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.91    $  10.94          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         13,017         784          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  23.37    $  19.66    $  19.43
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            856         849         802
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended
                                                                                               December 31,
                                                                                        -------------------------------------------
                                                                                            2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.66          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             32          --
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.30          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                              1          --
-----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.41          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             84          --
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  38.70    $  33.05
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            383          86
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.66          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             46          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 191.26    $ 130.09
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             29           9
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.72    $  17.65
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            458         259
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.05    $   8.32
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            530         142
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.34    $   9.63
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            478         121
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.87    $  13.86
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            502         184
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-6

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ended December 31,
                                                                                        -------------------------------------------
                                                                                             2008        2007
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.43     $ 23.97
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,000       1,136
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.47     $  6.71
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            730         571
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.23     $  9.71
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            286         373
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.70     $ 13.14
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,426       1,289
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.54     $ 12.71
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,528       3,063
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.85     $ 11.12
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,204         180
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.60     $ 11.05
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,517       1,189
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 18.20     $ 29.54
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,308       1,547
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.14     $ 10.64
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,063         476
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.75     $  9.49
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            353         249
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.01     $ 10.45
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,649       1,574
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.36     $  9.71
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            377         421
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.89     $  9.49
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,195       2,805
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                            ---------------------------------------
                                                                                               2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.13     $ 17.91     $ 16.44
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           1052         782         522
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.59     $  5.78     $  5.54
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            504         326          15
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.81     $  8.51     $  7.96
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            353         314         204
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.67     $ 12.00     $ 11.62
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,484         351         160
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.72     $ 11.55     $ 11.08
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,393       1,585       1,200
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.01     $ 10.37          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            225          81          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.84          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            216          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.64     $ 25.31     $ 24.66
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,418       1,604       1,386
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.90     $  9.74          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            185           8          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.67     $  8.33     $  8.15
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            215         280         377
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.42          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            368          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.81          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             38          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended
                                                                                               December 31,
                                                                                        -------------------------------------------
                                                                                             2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.75     $ 10.92
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            441         161
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.82     $  6.22
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            249          42
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.20     $  9.19
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            164          40
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.16     $  7.86
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            776         200
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.76     $ 18.11
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,074         399
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.75     $  5.70
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            218          32
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------


A-7 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                            ended December 31,
                                                                                        -------------------------------------------
                                                                                            2008        2007
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.95     $ 11.75
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           305         337
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $18.86     $ 27.67
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           610         618
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.68     $ 16.01
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,341       2,289
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.50     $ 16.18
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           796         665
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $12.59     $ 14.07
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,216       1,473
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.93     $ 15.08
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           280         288
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.46     $ 10.50
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           389         458
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 4.78     $  7.62
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,004       1,050
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.06     $ 16.57
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           298         492
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 4.39     $ 10.32
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           847         809
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.09     $ 16.31
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,668       3,123
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.88     $ 10.54
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           237         248
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 7.73     $ 12.39
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           351         369
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                        -------------------------------------------
                                                                                              2006        2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.56     $ 10.48          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            193          77          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 25.76     $ 22.05     $ 21.50
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            233          79           9
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.13     $ 12.06     $ 10.47
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,208       2,337       1,926
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.17     $ 11.47          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            269          56          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.88     $ 13.57     $ 13.50
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,477       1,527       1,343
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.53     $ 13.12     $ 12.84
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            351         347         370
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.28     $  9.26     $  8.79
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            510         603         610
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.80     $  6.96     $  6.16
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,042       1,055         981
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.58     $ 13.76     $ 12.84
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            192         184         149
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.17     $ 10.63          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            532         144          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.38     $ 14.57     $ 14.06
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,507       2,363       2,169
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.98     $  9.98          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            135         173          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.18     $ 10.57          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            308          83          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ended
                                                                                              December 31,
                                                                                          -----------------------------------------
                                                                                             2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.38    $  7.19
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,026        282
-----------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.20    $ 12.99
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,175        441
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.78    $  9.45
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           307        128
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.03    $  6.69
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           598        229
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.78    $  4.77
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           856        341
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.60    $  9.12
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            93         38
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 12.60    $  9.96
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,481        530
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-8

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                            ended December 31,
                                                                                          ------------------------------------------
                                                                                              2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.62     $ 12.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           425         442
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 7.29     $ 12.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           922         888
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.61     $ 18.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         3,228       3,346
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.66     $ 13.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,863       2,166
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.74     $ 16.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           902       1,069
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $27.75     $ 27.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,943       1,051
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 3.74     $  5.66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,560         657
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.50     $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,644       1,727
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.71     $ 11.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           786         674
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.68     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           130         154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.50     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           340         277
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.11     $ 10.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,525       1,235
------------------------------------------------------------------------------------------------------------------------------------
EQ/ Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $14.75     $ 16.06
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           502         626
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                              2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.67     $ 10.54          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            196          84          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.29     $ 11.12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            591         290          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.13     $ 15.01     $ 13.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,714       2,354       1,938
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.57     $ 11.47     $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,890       1,556       1,391
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.96     $ 15.34     $ 14.02
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,156       1,107       1,007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.86     $ 26.15     $ 25.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           1102         845         349
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.77     $  4.49     $  4.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             83          72          22
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.70          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            258          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.08          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             83          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.92          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             20          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.09          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             19          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.78     $  9.91          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            730         286          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.63     $ 15.31     $ 15.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            590         573         555
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                                2003      2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,510        386
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.62    $  6.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            883        285
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            636        237
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            434        630
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/ Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.97    $ 14.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            512        198
------------------------------------------------------------------------------------------------------------------------------------


A-9 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.15     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            475         262
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.37     $ 16.02
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            720         713
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.26     $ 16.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            421         401
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.27     $ 10.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            848         853
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.56     $  6.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            153          89
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.04     $ 11.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            545         539
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.67     $ 25.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,528       1,726
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.26     $ 15.95
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            695         782
------------------------------------------------------------------------------------------------------------------------------------
EQ Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.97     $  8.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,342       1,440
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 31.77     $ 60.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             53          56
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.89     $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,511       1,494
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.15     $ 12.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            429         390
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 23.07     $ 30.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            523         526
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                              2006       2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.17    $  9.96          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            202         60          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.60    $ 14.35     $ 14.00
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            744        596         575
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.46    $ 16.39     $ 16.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             47         41           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.75         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            178         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.07    $  5.41     $  5.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            104         69          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.85    $ 10.40          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            602        296          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 18.23    $ 13.53     $ 10.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           1239        755         609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.26    $ 12.34          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            297        179          --
------------------------------------------------------------------------------------------------------------------------------------
EQ Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 55.37    $ 53.59     $ 50.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             47         25          28
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.30    $ 11.08     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,030      1,611       1,424
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.87    $ 11.49     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            400        338         284
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 30.26    $ 28.00     $ 27.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            758        755         771
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                                2003       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.10    $  8.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            449        122
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.53    $  5.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            457         69
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 45.72    $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             10          4
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.84    $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,202        628
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.91    $  7.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            143         57
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 25.87    $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            557        125
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-10

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                               2008        2007
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 9.54     $ 18.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           951       1,047
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 7.43     $ 12.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           447         473
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 5.56     $ 10.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           840         881
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.83     $ 14.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           921       1,210
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.55     $ 11.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           813         934
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 8.47     $ 13.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           727         805
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 4.95     $  8.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           687         788
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $10.31     $ 16.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           666         748
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 6.29     $ 12.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           462         597
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                                2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.64     $ 13.51     $ 11.90
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,030         783         806
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.11     $ 10.85     $ 10.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            453         353         272
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.47     $  9.62     $  9.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,014         980         876
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.10     $ 12.02     $ 11.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,363       1,238       1,242
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.74     $  9.96     $  9.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,035       1,075       1,055
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.68     $ 12.13     $ 11.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           1010         876       1,011
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.54     $  7.89     $  7.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            475         242          59
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.05     $ 16.69     $ 16.22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           1201         991         884
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.41     $  9.87     $  9.02
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            350         311         306
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                                2003       2002
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27    $  7.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            360        135
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.59    $  7.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            238        104
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.68    $  6.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            792        408
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.15    $  7.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            726        316
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.52    $  6.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            731        292
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.15    $  7.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            560        206
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.09    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            641        270
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.74    $  5.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             98         14
------------------------------------------------------------------------------------------------------------------------------------




A-11 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ended
                                                                                                      December 31,
                                                                                           -----------------------------------------
                                                                                               2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.19   $  13.68    $  13.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         44,143     31,080       6,793
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.90   $  11.30    $  10.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         18,171      4,087       1,202
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.30   $  11.73    $  11.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         16,064      7,023       2,537
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  37.11   $  49.91    $  47.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         18,036      9,394       3,387
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.84   $  13.16    $  12.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                        130,940     85,777      22,340
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 141.42   $ 255.59    $ 250.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            423        392         361
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.69   $  19.30    $  18.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,058        813         747
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.60   $  19.79    $  17.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          6,749      5,611       1,983
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.15   $  20.47    $  17.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,766      2,301       1,922
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.68   $  11.03    $  11.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            709        507         100
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.35   $  11.14    $  10.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,130        773         255
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.75   $  23.62    $  23.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,421      2,381       1,301
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.28    $  10.60          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            342         120          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.36    $  10.27          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            501         286          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.55    $  10.38          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            671         279          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  43.93    $  42.57    $  39.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            762         659         461
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.15          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,035          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 230.23    $ 224.21    $ 199.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            370         430         484
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.07    $  18.13    $  18.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            873       1,061       1,357
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.79    $  13.03    $  11.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,000       1,008       1,052
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.60    $  15.12    $  13.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,979       2,313       2,809
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.36          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.92    $  19.65    $  18.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,147       1,430       1,339
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  33.91    $  39.47           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            279         110           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 135.53    $ 206.51     $ 235.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            521         499          204
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.97    $  16.81     $  15.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,226          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.42    $   9.51     $  12.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            135          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.71    $  14.14     $  16.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,037       2,971        1,248
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.98    $  17.04     $  16.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,334       1,071          299
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-12

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                               2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.67    $  24.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,347       4,881
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   4.54    $   6.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,897       2,391
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   5.30    $   9.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            636         349
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.83    $  13.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,107       3,136
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.65    $  12.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          6,117       7,563
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.90    $  11.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,019       1,451
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.63    $  11.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,304       3,797
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.62    $  30.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,288       4,204
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.19    $  10.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,387       1,997
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.86    $   9.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,482       1,089
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.03    $  10.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          8,326       6,851
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.38    $   9.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,829         936
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   5.90    $   9.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         27,745      13,483
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.46     $ 18.15     $ 16.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,580       3,145       3,356
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.67     $  5.84     $  5.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,207         536         306
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.91     $  8.60     $  8.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            147          65          88
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.86     $ 12.16     $ 11.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,540       2,470       2,815
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.87     $ 11.67     $ 11.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,914       5,540       6,418
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.04     $ 10.38          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            382          65          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.84          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            665          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.20     $ 15.77     $ 25.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,534       3,726       4,345
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.92     $  9.74          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            457           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.78     $  8.42     $  8.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            319         349         400
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.42          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,076          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.82          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            153          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ended December 31,
                                                                                ----------------------------------------------------
                                                                                    2003        2002        2001      2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                      $ 13.89     $ 11.02     $ 13.42    $ 17.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                               3,673       4,227       4,268      2,110
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                      $  7.87     $  6.25     $  8.63         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                 101          79          19         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                      $ 10.23     $  7.91     $ 10.66    $ 11.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                               6,957       7,543       2,052        628
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                      $ 23.10     $ 18.36     $ 24.03    $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                               4,750       5,020       4,534      1,524
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                      $  7,80     $  5.74     $  7.67    $  9.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                 500         378         182         47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                  --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------


A-13 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.01     $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,577       1,416
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.46     $ 28.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,270       2,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.81     $ 16.22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,686       3,598
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.55     $ 16.25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,704       1,865
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.80     $ 14.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          6,813       8,678
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.09     $ 15.32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,921       3,721
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.56     $ 10.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,845       3,557
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.85     $  7.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          7,722       7,920
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.24     $ 16.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,719       2,698
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.42     $ 10.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,742       1,312
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.24     $ 16.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          8,454       9,126
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.94     $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,241       1,048
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.77     $ 12.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,303       1,062
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.59    $  10.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            425          11          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.49    $  22.64    $  22.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            519         111          63
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.30    $  12.18    $  10.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,904       2,599       2,863
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.20    $  11.48          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            310           5          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.07    $  13.73    $  13.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          7,950       8,015       8,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.76    $  13.30    $  12.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,048       4,589       5,234
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.41    $   9.36    $   8.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,130       4,965       5,788
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.88    $   7.03    $   6.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          7,569        9.117     10,421
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.80    $  13.94    $  12.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,090       2,422       2,867
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.19    $  10.64          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            738         113          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.62    $  14.75    $  14.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,695       5,091       5,823
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.01    $   9.99          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            567          30          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.21    $  10.58          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            501          58          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2003       2002       2001      2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.44    $  7.23    $  8.65     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,832      2,786      2,530       1,050
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.32    $ 13.09    $ 12.13     $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                        10,672     12,695      8,943       1,427
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.90    $  9.53    $ 11.97     $ 13.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         6,009      6,939      6,123       1,419
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.08    $  6.73    $  8.66     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         6,613      7,231      7,160       2,262
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.82    $  4.80    $  7.08     $  9.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                        11,828     13,521     14,217       6,200
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.72    $  9.20    $ 14.23     $ 21.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         3,344      3,796      4,345       2,112
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 12.72    $ 10.04    $ 11.80     $ 11.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         6,106      6,520      4,851       1,119
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-14

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                             2008       2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.66     $ 12.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,080         497
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.33     $ 12.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,698       2,108
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.73     $ 18.25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         9,050       5,863
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.74     $ 13.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         7,091       6,060
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.92     $ 16.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         3,049       3,624
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 28.93     $ 28.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         5,634       3,506
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  3.79     $  5.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         5,847       1,806
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.53     $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         3,890       3,519
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.73     $ 11.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,347       1,565
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.70     $ 11.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           968         683
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.52     $ 10.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,367       1,020
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.17     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                        11,794       3,625
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 15.10     $ 16.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,534       1,355
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.70     $ 10.55          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            138          45          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.32     $ 11.13          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            531         120          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.26     $ 15.11     $ 13.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,666       1,390       1,251
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.70     $ 11.56     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          4,317       4,297       4,997
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.21     $ 15.54     $ 14.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,215       3,279       3,574
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 27.92     $ 27.14     $ 26.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,933       1,954       2,306
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.83     $  4.54     $  4.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            155          14           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.70          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            623          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.09          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            227          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.92          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            158          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.09          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            186          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.81     $  9.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,202         300          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.95     $ 15.60     $ 15.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            630         455         480
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                             2003        2002       2001      2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.74    $  9.87     $ 11.33        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,338        701          89        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.67    $  6.84     $  8.52   $  9.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          5,343      5,392       4,418       609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.22    $  9.32     $ 11.09   $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,783      4,067       3,015       198
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 27.08    $ 27.35     $ 27.44   $ 26.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,186      4,967       4,110       826
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.21    $ 14.92          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            519        474          --        --
------------------------------------------------------------------------------------------------------------------------------------


A-15 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                               2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.20     $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,549         603
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.55     $ 16.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,777       2,196
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.55     $ 16.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,310       2,146
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.29     $ 10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,287       2,998
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.62     $  6.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,130       1,796
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.08     $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,035       1,990
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.86     $ 25.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          8,369       5,992
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.31     $ 16.02
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,782       2,291
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.98     $  8.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          6,634       4,762
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 32.90     $ 62.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            210         180
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.02     $ 11.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,422       2,253
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.25     $ 12.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,361       1,640
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 23.85     $ 31.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,874       2,103
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005       2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.20    $  9.97          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            205         25          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.83    $ 14.52     $ 14.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,231        854       1,001
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.90      16.83     $ 16.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             71         15          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.75         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            531         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.15    $  5.47     $  5.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            424        102           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.88    $ 10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            900        131          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 18.50    $ 13.71     $ 10.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,602      1,632       1,515
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.29    $ 12.36          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            361         40          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 57.17    $ 55.24     $ 51.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            171        172         181
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.39    $ 11.14     $ 11.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,474      1,199       1,470
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.96    $ 11.56     $ 10.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            696        453         565
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 31.19    $ 28.82     $ 28.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,654      1,626       1,924
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                          ------------------------------------------
                                                                                              2003        2002       2001     2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 12.21    $  8.50     $ 10.92    $ 10.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,152        974         825        270
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.61    $  5.61     $  6.06    $  6.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,462      1,464       1,482        881
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 46.99    $ 34.70     $ 49.56    $ 67.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           211        241         249        106
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.88    $ 10.65          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         1,625      1,594          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.94    $  7.88          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                           375        264          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 26.55    $ 22.00     $ 23.03    $ 23.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                         2,218      1,906       1,632        432
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-16

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                              2008       2007
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 9.64     $ 18.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         3,649       2,753
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 7.51     $ 12.62
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                           981         750
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 5.62     $ 10.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         1,942       1,621
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 8.93     $ 14.50
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         3,416       2,431
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 6.62     $ 11.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         1,770       1,398
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 8.56     $ 13.58
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         1,982       1,394
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 5.03     $  8.83
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         3,484       2,924
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $10.48     $ 17.14
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         1,879       2,209
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 6.36     $ 12.21
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units
  outstanding (000's)                                                                         4,243       3,629
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.77     $ 13.59     $ 11.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,168         480         411
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.21     $ 10.92     $ 10.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            346         269         397
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.54     $  9.68     $  9.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            999         613         930
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.21     $ 12.10     $ 11.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          1,285         919         809
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.82     $ 10.03     $  9.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            884         663         773
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.78     $ 12.20     $ 11.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            838         550         720
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.65     $  7.97     $  7.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            627         195          11
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.31     $ 16.89     $ 16.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,465       2,629       3,013
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.49     $  9.93     $  9.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          2,459       2,792       3,478
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                             2003        2002       2001     2000
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.30    $  7.79          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            323        108          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.62    $  7.63          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            296        201          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.71    $  6.77          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            759        424          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.18    $  7.89          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            635        503          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.54    $  6.19          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            720        427          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.18    $  7.35          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            545        364          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                             --         --          --       --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.22    $ 10.51     $ 12.39  $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                          3,182      3,460       2,447      588
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.77    $  5.65          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units
 outstanding (000's)                                                                            278        386          --       --
------------------------------------------------------------------------------------------------------------------------------------




A-17 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    9.02   $   15.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          88,738      64,596
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   10.32   $   11.79
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          42,602      10,068
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    9.85   $   12.43
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          39,676      23,580
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    9.76   $   13.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         162,336     117,390
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    9.72   $   14.48
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         307,331     240,939
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    7.70   $   13.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           7,635       7,057
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   10.94   $   10.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           5,624       2,177
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    9.54   $   19.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          12,678      12,529
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    8.85   $   16.27
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           4,155       3,846
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    6.66   $   11.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           2,446       1,556
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   10.29   $   11.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           4,525       3,847
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    8.88   $   14.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           8,195       7,001
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   10.87   $   19.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           8,942       9,184
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    4.49   $    6.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           6,763       5,771
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    7.03   $   13.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             994         982
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $    7.17   $   12.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          10,512       9,279
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ended December 31,
                                                                                         -------------------------------------------
                                                                                           2006        2005       2004     2003
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   14.45   $  12.46    $  11.72  $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                       32,813     12,508       4,674      195
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   11.33   $  10.83    $  10.75  $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        5,935      3,738       1,736      116
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   11.98   $  11.20    $  11.03  $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                       16,150      9,271       3,928      215
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   12.57   $  11.58    $  11.24  $ 10.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                       83,885     52,197      21,440      970
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   13.84   $  12.29    $  11.72  $ 10.67
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                      152,231     69,680      21,528      560
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   13.69   $  12.58    $  12.26  $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        7,207      5,402       2,957      158
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   10.22   $  10.07    $  10.12  $ 10.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        1,691      1,398         905       69
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   17.91   $  14.74    $  13.00  $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        7,675      3,716       1,270       66
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   14.18   $  13.22    $  12.06  $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        2,926      1,783         913       81
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   11.32   $  10.35          --       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          907        118          --       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   10.92   $  10.95    $  10.35  $ 10.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        3,611      2,568         878       43
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   14.30   $  12.02    $  11.87  $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        5,785      4,888       3,020      210
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   17.89   $  14.47    $  13.27  $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        7,223      4,026       1,161       30
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $    6.61   $   5.80    $   5.55       --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        4,814      3,177         208       --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   11.83   $  11.43    $  10.68  $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          894        571         194        5
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                             $   11.80   $  11.17    $  10.80  $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        6,225      2,419         273       15
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-18

              To receive this document electronically, sign up for
                 e-delivery today at www.axa-equitable.com/green


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ended
                                                                                                      December 31,
                                                                                         -------------------------------------------
                                                                                            2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.97    $  13.44    $  13.44
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        15,308      17,200       6,674
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.86    $  11.14    $  11.02
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,932       2,709       1,957
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.61    $  11.06    $  10.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        12,038       7,823       1,788
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.63    $  14.00    $  13.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        13,591      11,756       9,866
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.16    $  10.65    $   9.91
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         8,932       4,959       2,013
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.34    $  13.11    $  11.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,848       2,691       1,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.01    $  10.46    $  10.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        22,020      19,931       3,992
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.36    $   9.71    $  10.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,589       2,069         384
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.90    $   9.50          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        73,834      36,003          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.97    $  11.77    $  11.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,617       2,502       1,759
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 19.06    $  27.94    $  26.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,032       3,011       1,796
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.36    $  19.11    $  16.87
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        12,557      12,092      11,624
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.52    $  16.21    $  14.18
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,806       3,860       1,674
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.76    $  10.89    $  10.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        13,286      14,134      11,680
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.33    $  14.06    $  14.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,028       2,094       1,769
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.53    $  13.85    $  13.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,341       1,364       1,455
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.57    $  13.66    $  12.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,045       3,311       2,506
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.20     $ 11.69     $ 10.72
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,879       2,900          86
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.38          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            563          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.98     $ 11.67     $ 10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,495       4,181         204
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.74          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            172          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.50     $ 11.25     $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,528       1,146         126
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.48          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            442          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.24     $ 21.68          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            802          76          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.38     $ 12.48     $ 11.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,243       3,564         178
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.48          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            373          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.50     $ 10.44     $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,995       3,501         284
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.22     $ 11.96     $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,018         473          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.21     $ 11.58     $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,271         643          69
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.46     $ 11.02     $ 10.34
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,386         595          44
------------------------------------------------------------------------------------------------------------------------------------


A-19 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ended
                                                                                                      December 31,
                                                                                           -----------------------------------------
                                                                                            2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.90    $  14.66    $  12.89
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,429       2,960       1,215
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.40    $  10.34    $  11.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,687       7,005       5,957
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.90    $  14.17    $  15.10
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        17,618      19,894      14,100
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.90    $  10.55    $   9.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,905       1,635         878
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.74    $  12.41    $  12.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,958       3,773       3,163
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.63    $  12.71    $  11.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,823       1,698       1,248
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.30    $  12.17    $  12.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         8,482       7,885       5,585
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.86    $  15.09    $  13.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        27,244      25,093      20,022
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.86    $  15.77    $  14.84
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        10,589      10,337       8,706
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.92    $  15.00    $  15.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,726       6,668       6,490
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.59    $  10.55    $  10.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        26,885       8,854       4,632
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  3.76    $   5.69    $   4.79
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         8,750       4,503       1,430
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.51    $  10.70    $  10.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        11,898      12,811       2,470
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.71    $  11.52    $  11.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,013       2,779         367
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.68    $  11.11    $  10.92
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           969         743         133
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.50    $  10.71    $  11.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,314       1,662         182
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.13    $  10.73    $   9.79
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        25,636      14,527       8,303
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                                2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.16     $ 11.34     $ 10.24
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            705         369          29
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.63          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            563          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.65     $ 12.20     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          9,522       5,080         310
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.98          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            743          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.58          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            874          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.54          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            527          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.13          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,163          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.51     $ 11.49     $ 10.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,881       5,249         435
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.53     $ 12.93     $ 11.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,920       3,260         291
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.02     $ 12.80     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,526       2,213         149
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.97     $  9.87     $  9.96
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,041       1,005          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   4.51     $  4.35          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            883          38          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.91          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,300          --          --
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-20

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ended December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.07    $  10.96
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,558       4,138
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.16    $  10.55
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,000       2,217
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.21    $  14.21
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,820       4,773
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.36    $  16.46
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,779       3,120
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.28    $  10.79
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          9,057      10,518
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   3.58    $   6.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,308       3,079
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.05    $  11.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         10,821       9,921
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.40    $  34.34
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          9,040       8,306
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.28    $  15.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,915       5,059
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   4.97    $   8.27
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,059      11,901
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.43    $  14.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,350       1,191
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.17    $  11.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,031       6,566
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.79    $  13.61
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,575       4,083
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.46    $  12.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,601       7,716
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.46    $  20.15
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,867       7,136
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.22    $  13.82
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,797       1,624
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.71    $  12.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,987       3,875
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ended December 31,
                                                                                         -------------------------------------------
                                                                                            2006        2005        2004      2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 10.66     $ 10.44     $ 10.40   $ 10.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        3,340       2,303       1,119        95
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 10.18     $  9.96          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        1,594         402          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 14.72     $ 12.72     $ 12.40   $ 10.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        4,061       2,210       1,215        79
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 15.61     $ 16.53     $ 16.17        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          907         526          22        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 10.75          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        2,001          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  6.10     $  5.43     $  5.07        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        2,346         952          71        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 11.86     $ 10.41          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        7,856       2,852          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 24.59     $ 18.24     $ 13.97   $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        6,050       3,408       1,047        46
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 13.27     $ 12.35          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        2,350         533          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                    --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 12.93     $ 12.51     $ 11.75   $ 10.66
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          976         442         210        15
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 10.61     $ 10.39     $ 10.38   $ 10.16
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        5,315       4,566       2,210       301
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 12.70     $ 12.28     $ 11.67   $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        3,143       1,765         716        86
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 12.40     $ 11.47     $ 11.32   $ 10.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        6,956       5,292       3,135       282
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 18.23     $ 14.79     $ 13.02   $ 11.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        5,220       2,536       1,127        65
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 13.38     $ 11.98     $ 11.41   $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        1,487       1,016         456        20
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 11.42     $ 11.59     $ 10.97   $ 10.45
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        3,137       2,204       1,141        59
------------------------------------------------------------------------------------------------------------------------------------


A-21 Appendix I: Condensed financial information

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ended
                                                                                                      December 31,
                                                                                           -----------------------------------------
                                                                                             2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.65     $ 15.69     $ 15.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,951       6,335       5,165
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.12     $ 14.63     $ 13.30
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,317       3,883       3,570
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.20     $ 14.60     $ 14.83
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,175       4,025       3,627
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.98     $  8.75     $  8.58
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,845       6,231       3,530
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.02     $ 13.12     $ 14.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         6,403       7,224       7,719
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.44     $ 14.29     $ 12.29
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,301       3,743       2,164
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ended December 31,
                                                                                           -----------------------------------------
                                                                                              2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.12     $ 12.46     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,109       1,455          59
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.33     $ 11.57     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,515       1,381          97
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.15     $ 12.45     $ 10.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,566       1,506         103
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.91     $  7.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,416          31          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.96     $ 12.59     $ 10.93
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,307       2,979         191
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.65     $ 10.64     $ 10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,431         675          35
------------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-22

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                           www.axa-equitable.com/green

Appendix II: Purchase considerations for QP contracts*


--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Series QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. The maximum contribution age is 75 (70, under Accumulator(R) Plus(SM) contracts), or if later, the first contract anniversary.

If amounts attributable to an excess or mistaken contribution must be withdrawn, any or all of the following may apply: (1) withdrawal charges; (2) market value adjustments; or (3) benefit base adjustments to an optional benefit.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider:

o whether required minimum distributions under QP contracts would cause withdrawals in excess of 6% of the Guaranteed minimum income benefit Roll-Up benefit base;

o that provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed; and

o that if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.



* QP contracts are available for Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts owners only.



B-1 Appendix II: Purchase considerations for QP contracts*

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                           www.axa-equitable.com/green


Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2009 to a fixed maturity option with a maturity date of February 15, 2017 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculation below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2013(a). Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.





------------------------------------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                                rate to maturity(j)
                                                                              ("j" in the calculation
                                                                                       below)
                                                                                 February 15, 2013
                                                                              ------------------------------------------------------
                                                                                   5.00%        9.00%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 As of February 15, 2013 before withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
------------------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
------------------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
------------------------------------------------------------------------------------------------------------------------------------
 On February 15, 2013 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                          $  3,637     $ (3,847)
------------------------------------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
------------------------------------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
------------------------------------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
------------------------------------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
------------------------------------------------------------------------------------------------------------------------------------

You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)      Number of days from the withdrawal date to the maturity date = D = 1,461

(b)      Market adjusted amount is based on the following calculation:

          Maturity value                              $171,882
         ---------------             =           -------------------     where j is either 5% or 9%
               (D/365)                                 (1,461/365)
          (1+j)                                   (1+j)


(c)      Fixed maturity amount is based on the following calculation:

          Maturity value                               $171,882
         ---------------             =           --------------------
               (D/365)                                    (1,461/365)
          (1+h)                                   (1+0.07)

(d)      Maturity value is based on the following calculation:
                                      (D/365)                                  (1,461/365)
         Fixed maturity amount - (1+h)        = ($84,741 or $77,257) - (1+0.07)

                               Appendix III: Market value adjustment example C-1

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Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.


The following illustrates the enhanced death benefit calculation for Accumulator(R), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts. The enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts is illustrated on the next page. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:



--------------------------------------------------------------------------------------------------------
  End of
 contract                        6% Roll-Up to age 85     Annual Ratchet to age 85       GWBL Enhanced
   year        Account value        benefit base               benefit base          death benefit base
--------------------------------------------------------------------------------------------------------
     1          $105,000            $  106,000(4)              $  105,000(1)            $  105,000(5)
--------------------------------------------------------------------------------------------------------
     2          $115,500            $  112,360(3)              $  115,500(1)            $  115,500(5)
--------------------------------------------------------------------------------------------------------
     3          $129,360            $  119,102(3)              $  129,360(1)            $  129,360(5)
--------------------------------------------------------------------------------------------------------
     4          $103,488            $  126,248(3)              $  129,360(2)            $  135,828(6)
--------------------------------------------------------------------------------------------------------
     5          $113,837            $  133,823(4)              $  129,360(2)            $  142,296(6)
--------------------------------------------------------------------------------------------------------
     6          $127,497            $  141,852(4)              $  129,360(2)            $  148,764(6)
--------------------------------------------------------------------------------------------------------
     7          $127,497            $  150,363(4)              $  129,360(2)            $  155,232(6)
--------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 2 through 4, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 1 and 5 through 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.


(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


D-1 Appendix IV: Enhanced death benefit example

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The following illustrates the enhanced death benefit calculation for Accumulator(R) Plus(SM) contracts. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options) , no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:






--------------------------------------------------------------------------------------------------------------------
  End of Contract                        6% Roll-Up to age 85     Annual Ratchet to age 85       GWBL Enhanced
       Year            Account Value        benefit base               benefit base          death benefit base
--------------------------------------------------------------------------------------------------------------------
         1              $109,200            $  106,000(3)              $  109,200(1)            $  109,200(5)
--------------------------------------------------------------------------------------------------------------------
         2              $120,120            $  112,360(3)              $  120,120(1)            $  120,120(5)
--------------------------------------------------------------------------------------------------------------------
         3              $134,534            $  119,102(3)              $  134,534(1)            $  134,534(5)
--------------------------------------------------------------------------------------------------------------------
         4              $107,628            $  126,248(3)              $  134,534(3)            $  141,261(6)
--------------------------------------------------------------------------------------------------------------------
         5              $118,390            $  133,823(3)              $  134,534(2)            $  147,988(6)
--------------------------------------------------------------------------------------------------------------------
         6              $132,597            $  141,852(4)              $  134,534(2)            $  154,715(6)
--------------------------------------------------------------------------------------------------------------------
         7              $132,597            $  150,363(4)              $  134,534(2)            $  161,441(6)
--------------------------------------------------------------------------------------------------------------------



The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the Annual Ratchet to age 85 enhanced death benefit is equal to the current account value.

(2) At the end of contract years 4 through 7, the death benefit is equal to the Annual Ratchet to age 85 enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 5, the enhanced death benefit will be based on the Annual Ratchet to age 85.

(4) At the end of contract years 6 and 7, the enhanced death benefit will be based on the 6% Roll-Up to age 85.


GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5) At the end of contract years 1 through 3, the GWBL Enhanced death benefit is equal to the current account value.

(6) At the end of contract years 4 through 7, the GWBL Enhanced death benefit is greater than the current account value.


                                 Appendix IV: Enhanced death benefit example D-2

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Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.47)%, 3.53% for the Accumulator(R) contracts; (2.72)% and 3.28% for Accumulator(R) Plus(SM) contracts (2.82)% and 3.18% for Accumulator(R) Elite(SM) contracts; and (2.87)% and 3.13% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.61%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.31% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


E-1 Appendix V: Hypothetical illustrations

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit

                                                          Greater of 6%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    93,000    93,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
 61        2      95,814  101,793    88,814    94,793   106,000  106,000    108,400  108,400     N/A      N/A      N/A      N/A
 62        3      91,664  103,561    85,664    97,561   112,360  112,360    117,304  117,304     N/A      N/A      N/A      N/A
 63        4      87,542  105,297    81,542    99,297   119,102  119,102    126,742  126,742     N/A      N/A      N/A      N/A
 64        5      83,443  106,995    78,443   101,995   126,248  126,248    136,747  136,747     N/A      N/A      N/A      N/A
 65        6      79,360  108,649    76,360   105,649   133,823  133,823    147,352  147,352     N/A      N/A      N/A      N/A
 66        7      75,288  110,250    74,288   109,250   141,852  141,852    158,593  158,593     N/A      N/A      N/A      N/A
 67        8      71,219  111,792    71,219   111,792   150,363  150,363    170,508  170,508     N/A      N/A      N/A      N/A
 68        9      67,148  113,265    67,148   113,265   159,385  159,385    183,139  183,139     N/A      N/A      N/A      N/A
 69       10      63,066  114,661    63,066   114,661   168,948  168,948    196,527  196,527     N/A      N/A      N/A      N/A
 74       15      42,189  120,101    42,189   120,101   226,090  226,090    276,527  276,527   13,520   13,520   13,520   13,520
 79       20      19,789  121,747    19,789   121,747   302,560  302,560    383,584  383,584   20,272   20,272   20,272   20,272
 84       25           0  117,366         0   117,366         0  404,893          0  493,179   32,391   32,391   32,391   32,391
 89       30           0  119,173         0   119,173         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 94       35           0  124,445         0   124,445         0  429,187          0  517,472     N/A      N/A      N/A      N/A
 95       36           0  125,602         0   125,602         0  429,187          0  517,472     N/A      N/A      N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-2

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Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit


                                                          Greater of 6%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     104,000  104,000    96,000    96,000   100,000  100,000    100,000  100,000      N/A     N/A       N/A     N/A
 61        2      99,443  105,661    91,443    97,661   106,000  106,000    108,400  108,400      N/A     N/A       N/A     N/A
 62        3      94,943  107,288    87,943   100,288   112,360  112,360    117,304  117,304      N/A     N/A       N/A     N/A
 63        4      90,492  108,875    83,492   101,875   119,102  119,102    126,742  126,742      N/A     N/A       N/A     N/A
 64        5      86,085  110,415    80,085   104,415   126,248  126,248    136,747  136,747      N/A     N/A       N/A     N/A
 65        6      81,714  111,902    76,714   106,902   133,823  133,823    147,352  147,352      N/A     N/A       N/A     N/A
 66        7      77,372  113,328    73,372   109,328   141,852  141,852    158,593  158,593      N/A     N/A       N/A     N/A
 67        8      73,052  114,685    70,052   111,685   150,363  150,363    170,508  170,508      N/A     N/A       N/A     N/A
 68        9      68,747  115,965    68,747   115,965   159,385  159,385    183,139  183,139      N/A     N/A       N/A     N/A
 69       10      64,449  117,157    64,449   117,157   168,948  168,948    196,527  196,527      N/A     N/A       N/A     N/A
 74       15      42,763  121,439    42,763   121,439   226,090  226,090    276,527  276,527    13,520  13,520    13,520  13,520
 79       20      19,893  121,693    19,893   121,693   302,560  302,560    383,584  383,584    20,272  20,272    20,272  20,272
 84       25           0  115,710         0   115,710         0  404,893          0  493,179         0  32,391         0  32,391
 89       30           0  115,716         0   115,716         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 94       35           0  118,853         0   118,853         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 95       36           0  119,537         0   119,537         0  429,187          0  517,472      N/A     N/A       N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-3 Appendix V: Hypothetical illustrations

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Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit


                                                          Greater of 6%
                                                         Roll-Up to age                                 Lifetime Annual
                                                          85 or Annual                         Guaranteed Minimum Income Benefit
                                                         Ratchet to age                        ----------------------------------
                                                          85 Guaranteed    Total Death Benefit
                                                          Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value           Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000  100,000    92,000    92,000   100,000  100,000    100,000  100,000      N/A     N/A       N/A     N/A
 61        2      95,466  101,445    88,466    94,445   106,000  106,000    108,400  108,400      N/A     N/A       N/A     N/A
 62        3      90,992  102,847    84,992    96,847   112,360  112,360    117,304  117,304      N/A     N/A       N/A     N/A
 63        4      86,571  104,202    81,571    99,202   119,102  119,102    126,742  126,742      N/A     N/A       N/A     N/A
 64        5      82,197  105,502    82,197   105,502   126,248  126,248    136,747  136,747      N/A     N/A       N/A     N/A
 65        6      77,863  106,740    77,863   106,740   133,823  133,823    147,352  147,352      N/A     N/A       N/A     N/A
 66        7      73,562  107,909    73,562   107,909   141,852  141,852    158,593  158,593      N/A     N/A       N/A     N/A
 67        8      69,285  109,000    69,285   109,000   150,363  150,363    170,508  170,508      N/A     N/A       N/A     N/A
 68        9      65,026  110,005    65,026   110,005   159,385  159,385    183,139  183,139      N/A     N/A       N/A     N/A
 69       10      60,777  110,913    60,777   110,913   168,948  168,948    196,527  196,527      N/A     N/A       N/A     N/A
 74       15      39,346  113,635    39,346   113,635   226,090  226,090    276,527  276,527    13,520  13,520    13,520  13,520
 79       20      16,826  112,081    16,826   112,081   302,560  302,560    383,584  383,584    20,272  20,272    20,272  20,272
 84       25           0  104,030         0   104,030         0  404,893          0  493,179         0  32,391         0  32,391
 89       30           0  101,688         0   101,688         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 94       35           0  102,114         0   102,114         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 95       36           0  102,206         0   102,206         0  429,187          0  517,472      N/A     N/A       N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-4

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Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit


                                                           Greater of 6%
                                                          Roll-Up to age                                 Lifetime Annual
                                                           85 or Annual                         Guaranteed Minimum Income Benefit
                                                          Ratchet to age                        ----------------------------------
                                                           85 Guaranteed    Total Death Benefit
                                                           Minimum Death     with the Earnings     Guaranteed       Hypothetical
                   Account Value        Cash Value            Benefit       enhancement benefit      Income            Income
       Contract ------------------- ------------------- ------------------- ------------------- ----------------- ----------------
 Age     Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
----- --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------- -------- -------
 60        1     100,000   100,000   100,000   100,000   100,000  100,000    100,000  100,000      N/A     N/A       N/A     N/A
 61        2      95,416   101,395    95,416   101,395   106,000  106,000    108,400  108,400      N/A     N/A       N/A     N/A
 62        3      90,896   102,746    90,896   102,746   112,360  112,360    117,304  117,304      N/A     N/A       N/A     N/A
 63        4      86,433   104,046    86,433   104,046   119,102  119,102    126,742  126,742      N/A     N/A       N/A     N/A
 64        5      82,021   105,290    82,021   105,290   126,248  126,248    136,747  136,747      N/A     N/A       N/A     N/A
 65        6      77,651   106,470    77,651   106,470   133,823  133,823    147,352  147,352      N/A     N/A       N/A     N/A
 66        7      73,318   107,578    73,318   107,578   141,852  141,852    158,593  158,593      N/A     N/A       N/A     N/A
 67        8      69,012   108,606    69,012   108,606   150,363  150,363    170,508  170,508      N/A     N/A       N/A     N/A
 68        9      64,727   109,545    64,727   109,545   159,385  159,385    183,139  183,139      N/A     N/A       N/A     N/A
 69       10      60,456   110,386    60,456   110,386   168,948  168,948    196,527  196,527      N/A     N/A       N/A     N/A
 74       15      38,951   112,735    38,951   112,735   226,090  226,090    276,527  276,527    13,520  13,520    13,520  13,520
 79       20      16,420   110,751    16,420   110,751   302,560  302,560    383,584  383,584    20,272  20,272    20,272  20,272
 84       25           0   102,217         0   102,217         0  404,893          0  493,179         0  32,391         0  32,391
 89       30           0    99,340         0    99,340         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 94       35           0    99,153         0    99,153         0  429,187          0  517,472      N/A     N/A       N/A     N/A
 95       36           0    99,113         0    99,113         0  429,187          0  517,472      N/A     N/A       N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-5 Appendix V: Hypothetical illustrations

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Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:


                                                                No withdrawal   $3,000 withdrawal   $6,000 withdrawal
---------------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
---------------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
---------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C   D).                                                             4,000             4,000               4,000
    B minus A.
---------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0               3,000               6,000
---------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                 2,000
    greater of D minus C or zero
---------------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                      100,000           100,000              98,000
---------------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                      104,000           101,000              98,000
---------------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                       4,000             1,000                 0
---------------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                 40%
---------------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                       1,600              400                  0
---------------------------------------------------------------------------------------------------------------------
    Death benefit: including the Earnings enhancement
K   benefit G plus J                                               105,600           101,400              98,000
---------------------------------------------------------------------------------------------------------------------


* The death benefit is the greater of the account value or any applicable death benefit.


                           Appendix VI: Earnings enhancement benefit example F-1

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Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


The following information is a summary of the states where the Accumulator(R) Series contracts or certain features and/or benefits in the contracts are either not available or vary from the respective contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix VIII later in this Prospectus for information about the availability of certain features under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) SERIES CONTRACT'S FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------
 State                     Features and Benefits
------------------------------------------------------------------------------------------
CALIFORNIA                See "Contract features and benefits"--"Your right to can-
                          cel within a certain number of days"
------------------------------------------------------------------------------------------
FLORIDA                   See "Contract features and benefits" in "Credits"
                          (For Accumulator(R) Plus(SM) contracts only)
------------------------------------------------------------------------------------------
OREGON                    See "We require that the following types of communica-
(For Accumulator(R),      tions be on specific forms we provide for that purpose:" in
Accumulator(R) Plus(SM)   "Who is AXA Equitable?"
and Accumulator(R)
Elite(SM) contracts only
--Accumulator(R)          Flexible Premium IRA, Flexible Premium Roth IRA and QP
Select(SM) contracts not  contracts
available)

                          Fixed maturity options

                          Automatic investment program
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 State                     Availability or Variation
------------------------------------------------------------------------------------------
CALIFORNIA                If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                          If you allocate your entire initial contribution to the
                          EQ/Money Market option (and/or guaranteed interest
                          option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a trans-
                          fer, in which case the amount of your refund will be equal to your account value on the date we receive your request to
                          cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee ben-
                          efit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable invest-
                          ment options (other than the EQ/Money Market option)
                          and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to
                          cancel at our processing office.
------------------------------------------------------------------------------------------
FLORIDA                   The following information replaces the second bullet to the final set of bullets in this section:

                          o You may annuitize your contract after thirteen months,
                            however, if you elect to receive annuity payments within
                            five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any
                            contribution, we will recover the credit that applies to
                            any contribution made within the prior three years.
------------------------------------------------------------------------------------------
OREGON                    The following is added:
(For Accumulator(R),       (20) requests for required minimum distributions, other
Accumulator(R) Plus(SM)         than pursuant to our automatic RMD service.
and Accumulator(R)
Elite(SM) contracts only
--Accumulator(R)          Not Available
Select(SM) contracts not
available)

                          Not Available
                          Not Available
------------------------------------------------------------------------------------------


G-1 Appendix VII: State contract availability and/or variations of certain features and benefits

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------------------------------------------------------------------------------------------
 State           Features and Benefits
------------------------------------------------------------------------------------------
OREGON          Special dollar cost averaging program
(CONTINUED)     (For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)

                See "How you can purchase and contribute to your con-tract" in "Contract features and benefits"

                See "Guaranteed minimum death benefit/Guaranteed mini-mum income benefit roll-up benefit base reset" in "Contract features and benefits"

                See "Lifetime required minimum distribution withdrawals" under "Withdrawing your account value" in "Accessing your money"

                See "Selecting an annuity payout option" under "Your annuity payout options" in "Accessing your money"

                See "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" under "Guaranteed minimum death benefit charge" in "Charges and expenses"

                See "Disability, terminal illness, or confinement to nursing home" under "Withdrawal charge" in "Charges and
                expenses"
------------------------------------------------------------------------------------------
PENNSYLVANIA    Contributions

                Special dollar cost averaging program
                (For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)

                See "Disability, terminal illness, or confinement to nursing home" under "Withdrawal charge" in "Charges and
                expenses" (For Accumulator(R), Accumulator(R) Plus(SM) and
                Accumulator(R) Elite(SM) contracts only)
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 State           Availability or Variation
------------------------------------------------------------------------------------------
OREGON          o   Available only during the first contract year.
(CONTINUED)     o   Subsequent contributions cannot be used to elect new
                    programs after the first contract year. You may make
                    subsequent contributions to the initial programs while
                    they are still running.

                Additional contributions are limited to the first year after the contract issue date only.

                The Roll-Up benefit base is eligible for reset beginning on the fifth contract date anniversary and on each fifth or later contract date anniversary after a reset.

                The following replaces the third paragraph:

                We generally will not impose a withdrawal charge on mini-mum distribution withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a lump sum withdrawal previously taken in the same contract year, the minimum distribution withdrawals exceed the 10% free withdrawal amount. In order to avoid a with-drawal charge in connection with minimum distribution withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum distri-bution withdrawals must be based solely on your contract's account value.

                for Accumulator(R) contracts:

                An annuity commencement date earlier than seven years from the contract issue date may not be elected.

                for Accumulator(R) Elite(SM) contracts:

                An annuity commencement date earlier than four years from the contract issue date may not be elected.
                for Accumulator(R) Plus(SM) contracts:

                An annuity commencement date earlier than eight years from the contract issue date may not be elected.

                The charge is equal to 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base.

                Item (i) under this section is deleted in its entirety
------------------------------------------------------------------------------------------
PENNSYLVANIA    Your contract refers to contributions as premiums.

                In Pennsylvania, we refer to this program as "enhanced rate dollar cost averaging."

                Item (iii) under this section is deleted in its entirety.
------------------------------------------------------------------------------------------


 Appendix VII: State contract availability and/or variations of certain features and benefits G-2

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--------------------------------------------------------------------------------
 State          Features and Benefits
--------------------------------------------------------------------------------
PENNSYLVANIA   Required disclosure for Pennsylvania customers
(CONTINUED)
--------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Inherited IRA, QP and Rollover TSA contracts

               Beneficiary continuation option (IRA)

               Tax Information--Special rules for NQ contracts
--------------------------------------------------------------------------------
TEXAS          See "Charges that AXA Equitable deducts" under "Annual
               administrative charge" in "Charges and expenses"
--------------------------------------------------------------------------------
WASHINGTON     Guaranteed interest option

               Investment simplifier -- Fixed-dollar option and Interest sweep option

               Fixed maturity options

               Income Manager(R) payout option

               Earnings enhancement benefit

               Special dollar cost averaging program
               (For Accumulator(R) and Accumulator(R) Elite(SM) contracts only)


               "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit"


               See "Guaranteed minimum death benefit charge" in "Fee
               table" and in "Charges and expenses"
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 State          Availability or Variation
--------------------------------------------------------------------------------
PENNSYLVANIA   Any person who knowingly and with intent to defraud any
(CONTINUED)    insurance company or other person files an application for insurance or statement of claim containing any materially
               false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
--------------------------------------------------------------------------------
PUERTO RICO    Not Available

               Not Available

               Income from NQ contracts we issue is U.S. source. A Puerto
               Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico resi-
               dents is excludable from U.S. taxation. Income from NQ
               contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a con-
               tract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against
               Puerto Rico tax for U.S. tax paid. Depending on your per-
               sonal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.
--------------------------------------------------------------------------------
TEXAS          We will deduct the annual administrative charge on a pro
               rata basis but only from your value in the variable invest-
               ment options. We will not deduct this charge from your
               value in the guaranteed interest option.
--------------------------------------------------------------------------------
WASHINGTON     Not Available

               Not Available

               Not Available

               Not Available

               Not Available

               o   Available only at issue
               o Subsequent contributions cannot be used to elect new programs. You may make subsequent contributions to the initial programs while they are still running.

               All references to this feature are deleted in their entirety.

               You have the choice of the following guaranteed minimum death benefits: the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85; the Annual Ratchet to age 85;
               the Standard death benefit; the GWBL Enhanced death benefit; or the GWBL Standard death benefit.

               The charge for the Greater of 4% Roll-Up to age 85 or
               Annual Ratchet to age 85 is 0.60%
--------------------------------------------------------------------------------


G-3 Appendix VII: State contract availability and/or variations of certain features and benefits

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--------------------------------------------------------------------------------
 State           Features and Benefits
--------------------------------------------------------------------------------
WASHINGTON      See "Guaranteed minimum death benefit and Guaranteed
(CONTINUED)     minimum income benefit base" in "Contract features and
                benefits"

                See "Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset" in "Contract features and benefits"


                See "Guaranteed minimum death benefit" in "Contract features and benefits"


                See "Annual administrative charge" in "Charges and
                expenses"
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 State           Availability or Variation
--------------------------------------------------------------------------------
WASHINGTON      o   If you elect the 6% Guaranteed minimum income benefit with
(CONTINUED)         the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age
                    85 enhanced death benefit, the variable investment options
                    (other than those variable investment options that roll up at 3%), the account for special dollar cost averaging
                    program and the account for 12 month dollar cost averaging will roll up at an annual rate of 6% for the Guaranteed
                    minimum income benefit base and 4% for the 4% Roll-Up to age
                    85 benefit base.

                o   If you elect the Greater of 4% Roll-Up to age 85 or Annual
                    Ratchet to age 85 enhanced death benefit, with- out the Guaranteed minimum income benefit, the variable investment options (other than those variable investment options that roll up at 3%), the account for special dollar cost averaging program and the account for 12 month dollar cost averaging will roll up at an annual rate of 4% for the 4%
                    Roll-Up to age 85 benefit base.

                Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit" benefit base will reset only if your account value is greater than your Guaranteed minimum income benefit roll-up benefit base.

                You have a choice of the Standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age
                85 enhanced death benefit.

                The second paragraph of this section is replaced with the following:

                For Accumulator(R) and Accumulator(R) Elite(SM) contracts:
                The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.
                If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

                For Accumulator(R) Select(SM) contracts:

                The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.
                If those amounts are insufficient, we will deduct all or a portion of the charge from the account for 12 month dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

                For Accumulator(R) Plus(SM) contracts:

                The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.
                If the contract is surrendered or annuitized or a death ben-
                efit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.
--------------------------------------------------------------------------------


          Appendix VII: State contract availability and/or variations of certain features and benefits G-4

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--------------------------------------------------------------------------------
 State           Features and Benefits
--------------------------------------------------------------------------------
WASHINGTON      See "How withdrawals affect your Guaranteed minimum
(CONTINUED)     income benefit, Guaranteed minimum death benefit and
                Principal guarantee benefits" in "Accessing your money"

                See "10% free withdrawal amount" under "Withdrawal charge" in "Charges and expenses" (For Accumulator(R), Accumulator(R) Plus(SM) and Accumulator(R) Elite(SM) contracts only)

                See "Certain withdrawals" under "Withdrawal charge" in "Charges and expenses" (For Accumulator(R), Accumulator(R)
                Plus(SM) and Accumulator(R) Elite(SM) contracts only)

                See "Withdrawal charge" in "Charges and expenses" under
                "Disability, terminal illness, or confinement to nursing
                home" (For Accumulator(R), Accumulator(R) Plus(SM) and Accu-
                mulator(R) Elite(SM) contracts only)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 State           Availability or Variation
--------------------------------------------------------------------------------
WASHINGTON      The first sentence of the third paragraph is replaced with
(CONTINUED)     the following:

                With respect to the Guaranteed minimum income benefit and the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of each benefit's Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. With respect to the Greater of 4%
                Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, if elected without the Guaranteed minimum income benefit, withdrawals (including any applicable with-drawal charges) will reduce the 4% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract issue date or the most recent contract date anniversary, if later.

                The 10% free withdrawal amount applies to full surrenders.

                If you elect the Greater of 4% Roll-Up to age 85 or Annual
                Ratchet to age 85 enhanced death benefit without a Guar-anteed minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed
                6% of the beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free with-drawal amount.

                The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an
                independent U.S. licensed physician stating that the owner
                (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.
--------------------------------------------------------------------------------


G-5 Appendix VII: State contract availability and/or variations of certain features and benefits

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Appendix VIII: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

------------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period            Feature/Benefit                             Variation
------------------------------------------------------------------------------------------------------------------------------------
July 10, 2006 - January 15, 2007   Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.60%.
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   beginning on the fifth contract date anniversary
                                   benefit base reset                          and on each fifth or later contract date
                                                                               anniversary after a reset.
------------------------------------------------------------------------------------------------------------------------------------
January 16, 2007 - present         Greater of 6% Roll-Up to age 85 or Annual   The fee for this benefit is 0.65%.*
                                   Ratchet to age 85 enhanced death benefit

                                   Guaranteed minimum death benefit/           The Roll-Up benefit base is eligible for reset
                                   Guaranteed minimum income benefit roll-up   annually.*
                                   benefit base reset
------------------------------------------------------------------------------------------------------------------------------------

*    This charge and feature are not available to contracts issued in Oregon.


                                          Appendix VIII: Contract variations H-1

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page

Who is AXA Equitable?                                                         2
Unit Values                                                                   2
Calculation of Annuity Payments                                               2
Custodian and Independent Registered Public Accounting Firm                   3
Distribution of the Contracts                                                 3
Financial Statements                                                          3


How to obtain an Accumulator(R) Series Statement of Additional Information for Separate Account No. 49


Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an Accumulator(R) Series SAI for Separate Account No. 49 dated
                                                                    May 1, 2009.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                    State                   Zip




                                                            x02411/'06/'06.5 All

The Accumulator(R) Series
A combination variable and fixed deferred annuity contract
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2009

AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Series Prospectus, dated May 1, 2009. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Unit Values                                                                  2


Calculation of Annuity Payments                                              2

Custodian and Independent Registered Public Accounting Firm                  3


Distribution of the Contracts                                                3

Financial Statements                                                         3

             Copyright 2009 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                    Accumulator(R) '06/'06.5 All



                                                                          x02411

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R).

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                 a
                                (-) - c
                                 b
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for the Accumulator(R) Series may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3-1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3-1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable Accumulator(R) Series contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an Accumulator(R) Series contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2009, the annuity payment due in December 2009 would be $95.19 (the number of units (26.74) times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $750,235,874 in 2008, $1,007,208,067 in 2007 and $694,578,570 in 2006, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $81,519,894, $95,562,846 and $88,941,713, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $677,871,467in 2008, $731,920,627 in 2007 and
$672,531,658 in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-35
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007.........................................  FSA-48
   Notes to Financial Statements........................................  FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006......................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006...............     F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2008, 2007 and 2006...................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                               AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                                 Allocation        Allocation            Allocation
                                                              ---------------   ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $2,198,631,703     $1,340,768,352        $1,241,918,705
Receivable for The Trusts shares sold.......................              --          2,744,531                    --
Receivable for policy-related transactions..................       2,024,597                 --             1,357,385
                                                              --------------     --------------        --------------
  Total assets..............................................   2,200,656,300      1,343,512,883         1,243,276,090
                                                              --------------     --------------        --------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,024,597                 --             1,357,385
Payable for policy-related transactions.....................              --          2,744,531                    --
                                                              --------------     --------------        --------------
  Total liabilities.........................................       2,024,597          2,744,531             1,357,385
                                                              --------------     --------------        --------------
Net Assets..................................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Net Assets:
Accumulation Units..........................................   2,198,544,523      1,340,727,854         1,241,651,047
Retained by AXA Equitable in Separate Account No. 49........          87,180             40,498               267,658
                                                              --------------     --------------        --------------
Total net assets............................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Investments in shares of The Trusts, at cost................  $3,607,878,894     $1,507,814,118        $1,557,082,455
The Trusts shares held
 Class A....................................................              --                 --                    --
 Class B....................................................     269,693,609        146,807,062           142,190,324



                                                               AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                                Allocation         Allocation          Common Stock
                                                             ---------------   -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........... $5,362,020,192     $ 8,197,834,399        $617,645,189
Receivable for The Trusts shares sold.......................             --                  --             182,224
Receivable for policy-related transactions..................      6,480,626           6,291,147                  --
                                                             --------------     ---------------        ------------
  Total assets..............................................  5,368,500,818       8,204,125,546         617,827,413
                                                             --------------     ---------------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................      6,480,626           6,291,147                  --
Payable for policy-related transactions.....................             --                  --             182,224
                                                             --------------     ---------------        ------------
  Total liabilities.........................................      6,480,626           6,291,147             182,224
                                                             --------------     ---------------        ------------
Net Assets.................................................. $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Net Assets:
Accumulation Units..........................................  5,361,993,448       8,197,685,886         617,519,769
Retained by AXA Equitable in Separate Account No. 49........         26,744             148,513             125,420
                                                             --------------     ---------------        ------------
Total net assets............................................ $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Investments in shares of The Trusts, at cost................ $7,137,470,784     $12,083,819,370        $997,822,997
The Trusts shares held
 Class A....................................................             --                  --                  --
 Class B....................................................    456,144,406         935,485,561          55,887,701

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                                Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International        Small Cap Growth
                                                           --------------------  --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........      $401,670,396         $  607,962,616          $280,421,943
Receivable for The Trusts shares sold....................                --                     --                    --
Receivable for policy-related transactions...............           174,429                 27,197                 4,928
                                                               ------------         --------------          ------------
  Total assets...........................................       401,844,825            607,989,813           280,426,871
                                                               ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................           174,429                  1,197                 4,928
Payable for policy-related transactions..................                --                     --                    --
                                                               ------------         --------------          ------------
  Total liabilities......................................           174,429                  1,197                 4,928
                                                               ------------         --------------          ------------
Net Assets...............................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Net Assets:
Accumulation Units.......................................       401,655,205            607,987,723           280,414,007
Retained by AXA Equitable in Separate Account No. 49.....            15,191                    893                 7,936
                                                               ------------         --------------          ------------
Total net assets.........................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Investments in shares of The Trusts, at cost.............      $406,793,463         $1,192,484,652          $475,926,870
The Trusts shares held
 Class A.................................................                --                     --                    --
 Class B.................................................        40,722,191             91,896,563            32,011,781



                                                               EQ/Ariel          EQ/AXA Rosenberg        EQ/BlackRock
                                                           Appreciation II   Value Long/Short Equity  Basic Value Equity
                                                           ---------------   -----------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value........    $44,146,841           $146,200,558          $522,266,147
Receivable for The Trusts shares sold....................             --                 16,521                    --
Receivable for policy-related transactions...............         24,247                  2,479               609,020
                                                             -----------           ------------          ------------
  Total assets...........................................     44,171,088            146,219,558           522,875,167
                                                             -----------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................         24,247                     --               609,020
Payable for policy-related transactions..................             --                     --                    --
                                                             -----------           ------------          ------------
  Total liabilities......................................         24,247                     --               609,020
                                                             -----------           ------------          ------------
Net Assets...............................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Net Assets:
Accumulation Units.......................................     43,128,220            146,218,673           522,247,447
Retained by AXA Equitable in Separate Account No. 49.....      1,018,621                    885                18,700
                                                             -----------           ------------          ------------
Total net assets.........................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Investments in shares of The Trusts, at cost.............    $66,936,069           $153,998,251          $815,851,364
The Trusts shares held
 Class A.................................................         10,482                     --                    --
 Class B.................................................      6,636,517             14,489,649            53,898,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                              International Value      Equity Income     Socially Responsible
                                                             --------------------- -------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $592,888,008         $157,471,117           $36,094,424
Receivable for The Trusts shares sold.......................                --                   --                    --
Receivable for policy-related transactions..................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
  Total assets..............................................       594,419,895          157,555,567            36,098,879
                                                                  ------------         ------------           -----------
Liabilities:
Payable for The Trusts shares purchased.....................         1,531,887               84,450                 4,455
Payable for policy-related transactions.....................                --                   --                    --
                                                                  ------------         ------------           -----------
  Total liabilities.........................................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
Net Assets..................................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Net Assets:
Accumulation Units..........................................       592,815,585          157,389,829            36,090,048
Retained by AXA Equitable in Separate Account No. 49........            72,423               81,288                 4,376
                                                                  ------------         ------------           -----------
Total net assets............................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Investments in shares of The Trusts, at cost................      $992,576,864         $228,866,380           $59,889,243
The Trusts shares held
 Class A....................................................                --                   --                    --
 Class B....................................................        68,198,763           36,835,681             7,370,145



                                                                  EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                               Guardian Growth   Guardian Research    High Yield Bond
                                                              ----------------- ------------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $263,939,219      $  757,792,183       $131,761,953
Receivable for The Trusts shares sold.......................          124,825             207,834                 --
Receivable for policy-related transactions..................               --                  --            582,313
                                                                 ------------      --------------       ------------
  Total assets..............................................      264,064,044         758,000,017        132,344,266
                                                                 ------------      --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  --            582,313
Payable for policy-related transactions.....................          124,825             207,834                 --
                                                                 ------------      --------------       ------------
  Total liabilities.........................................          124,825             207,834            582,313
                                                                 ------------      --------------       ------------
Net Assets..................................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Net Assets:
Accumulation Units..........................................      263,886,281         757,786,834        131,696,077
Retained by AXA Equitable in Separate Account No. 49........           52,938               5,349             65,876
                                                                 ------------      --------------       ------------
Total net assets............................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Investments in shares of The Trusts, at cost................     $411,234,495      $1,189,796,461       $172,393,134
The Trusts shares held
 Class A....................................................               --                  --                 --
 Class B....................................................       30,044,236          93,257,083         40,707,272

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Davis
                                                                 New York        EQ/Equity         EQ/Evergreen
                                                                 Venture         500 Index      International Bond
                                                             --------------- ----------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $242,865,969    $  912,777,058       $413,274,116
Receivable for The Trusts shares sold.......................            --           901,696            554,618
Receivable for policy-related transactions..................       120,884                --                 --
                                                              ------------    --------------       ------------
  Total assets..............................................   242,986,853       913,678,754        413,828,734
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        76,884                --                 --
Payable for policy-related transactions.....................            --           901,696            509,618
                                                              ------------    --------------       ------------
  Total liabilities.........................................        76,884           901,696            509,618
                                                              ------------    --------------       ------------
Net Assets..................................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Net Assets:
Accumulation Units..........................................   242,909,648       912,728,885        413,318,609
Retained by AXA Equitable in Separate Account No. 49........           321            48,173                507
                                                              ------------    --------------       ------------
Total net assets............................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost................  $373,213,612    $1,330,289,666       $472,994,978
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    36,168,162        58,208,520         43,237,231



                                                               EQ/Evergreen    EQ/Franklin      EQ/Franklin
                                                                   Omega          Income      Small Cap Value
                                                              -------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $129,004,382   $425,712,289     $ 74,531,038
Receivable for The Trusts shares sold.......................             --             --               --
Receivable for policy-related transactions..................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
  Total assets..............................................    129,098,589    425,856,867       74,811,557
                                                               ------------   ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................         94,207        144,578          280,519
Payable for policy-related transactions.....................             --             --               --
                                                               ------------   ------------     ------------
  Total liabilities.........................................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
Net Assets..................................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Net Assets:
Accumulation Units..........................................    128,961,611    425,663,187       74,460,493
Retained by AXA Equitable in Separate Account No. 49........         42,771         49,102           70,545
                                                               ------------   ------------     ------------
Total net assets............................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Investments in shares of The Trusts, at cost................   $173,059,493   $660,641,947     $104,585,753
The Trusts shares held
 Class A....................................................             --             --               --
 Class B....................................................     20,085,680     66,501,368       11,493,110

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Franklin        EQ/GAMCO
                                                                  Templeton        Mergers and   EQ/GAMCO Small
                                                              Founding Strategy   Acquisitions    Company Value
                                                             ------------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $  996,121,628    $110,956,013    $392,679,712
Receivable for The Trusts shares sold.......................                --              --              --
Receivable for policy-related transactions..................         1,194,880          82,015         319,791
                                                                --------------    ------------    ------------
  Total assets..............................................       997,316,508     111,038,028     392,999,503
                                                                --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         1,194,880          20,015         282,791
Payable for policy-related transactions.....................                --              --              --
                                                                --------------    ------------    ------------
  Total liabilities.........................................         1,194,880          20,015         282,791
                                                                --------------    ------------    ------------
Net Assets..................................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Net Assets:
Accumulation Units..........................................       996,067,806     111,017,287     392,716,505
Retained by AXA Equitable in Separate Account No. 49........            53,822             726             207
                                                                --------------    ------------    ------------
Total net assets............................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Investments in shares of The Trusts, at cost................    $1,524,407,409    $135,140,303    $559,944,836
The Trusts shares held
 Class A....................................................            10,822               3              --
 Class B....................................................       174,099,996      11,037,168      18,722,816



                                                              EQ/International                          EQ/International
                                                                  Core PLUS      EQ/International ETF        Growth
                                                             ------------------ ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $554,322,481          $1,603,884          $168,048,135
Receivable for The Trusts shares sold.......................              --                  --                    --
Receivable for policy-related transactions..................          32,751                  --               144,727
                                                                ------------          ----------          ------------
  Total assets..............................................     554,355,232           1,603,884           168,192,862
                                                                ------------          ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................          32,751                  --               144,727
Payable for policy-related transactions.....................              --                  --                    --
                                                                ------------          ----------          ------------
  Total liabilities.........................................          32,751                  --               144,727
                                                                ------------          ----------          ------------
Net Assets..................................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Net Assets:
Accumulation Units..........................................     554,312,199                  --           168,006,702
Retained by AXA Equitable in Separate Account No. 49........          10,282           1,603,884                41,433
                                                                ------------          ----------          ------------
Total net assets............................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Investments in shares of The Trusts, at cost................    $973,213,983          $2,460,167          $264,845,756
The Trusts shares held
 Class A....................................................              --             126,923                    --
 Class B....................................................      81,530,345             125,863            40,055,290

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Large Cap
                                                                 Core Bond      Value Opportunities     Core PLUS
                                                             ----------------- --------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  913,336,047        $210,569,258      $129,360,305
Receivable for The Trusts shares sold.......................         200,694              24,924            11,311
Receivable for policy-related transactions..................              --                  --                --
                                                              --------------        ------------      ------------
  Total assets..............................................     913,536,741         210,594,182       129,371,616
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --                --
Payable for policy-related transactions.....................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
  Total liabilities.........................................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
Net Assets..................................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Net Assets:
Accumulation Units..........................................     913,344,774         210,531,131       129,336,542
Retained by AXA Equitable in Separate Account No. 49........             273              38,127            23,763
                                                              --------------        ------------      ------------
Total net assets............................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost................  $1,073,540,018        $370,569,015      $202,475,796
The Trusts shares held
 Class A....................................................              --                  --                --
 Class B....................................................      97,451,850          31,151,061        22,841,964



                                                               EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                               Growth Index    Growth PLUS    Value Index
                                                              -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $245,932,260   $193,224,784   $ 76,510,005
Receivable for The Trusts shares sold.......................         78,029             --         24,434
Receivable for policy-related transactions..................             --        811,993             --
                                                               ------------   ------------   ------------
  Total assets..............................................    246,010,289    194,036,777     76,534,439
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --        811,993             --
Payable for policy-related transactions.....................         78,029             --         24,434
                                                               ------------   ------------   ------------
  Total liabilities.........................................         78,029        811,993         24,434
                                                               ------------   ------------   ------------
Net Assets..................................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Net Assets:
Accumulation Units..........................................    245,886,982    193,192,830     75,141,233
Retained by AXA Equitable in Separate Account No. 49........         45,278         31,954      1,368,772
                                                               ------------   ------------   ------------
Total net assets............................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost................   $319,797,615   $276,865,077   $169,626,097
The Trusts shares held
 Class A....................................................             --             --         10,820
 Class B....................................................     44,153,009     17,654,996     18,062,720

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Large Cap       EQ/Long        EQ/Lord Abbett
                                                                 Value PLUS       Term Bond     Growth and Income
                                                             ----------------- --------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $1,114,995,607    $136,541,572       $ 93,546,882
Receivable for The Trusts shares sold.......................         328,034         103,352                 --
Receivable for policy-related transactions..................              --              --             92,912
                                                              --------------    ------------       ------------
  Total assets..............................................   1,115,323,641     136,644,924         93,639,794
                                                              --------------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --             92,912
Payable for policy-related transactions.....................         328,034         103,352                 --
                                                              --------------    ------------       ------------
  Total liabilities.........................................         328,034         103,352             92,912
                                                              --------------    ------------       ------------
Net Assets..................................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Net Assets:
Accumulation Units..........................................   1,114,977,172     136,536,833         93,539,904
Retained by AXA Equitable in Separate Account No. 49........          18,435           4,739              6,978
                                                              --------------    ------------       ------------
Total net assets............................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Investments in shares of The Trusts, at cost................  $2,080,253,752    $133,795,872       $144,407,579
The Trusts shares held
 Class A....................................................              --              --                 --
 Class B....................................................     144,303,879      10,060,017         12,409,529



                                                               EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                               Large Cap Core    Mid Cap Value       Focus
                                                              ---------------- ----------------  ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 85,244,148     $190,310,610    $1,143,654,720
Receivable for The Trusts shares sold.......................       1,119,918           24,821             8,484
Receivable for policy-related transactions..................              --               --                --
                                                                ------------     ------------    --------------
  Total assets..............................................      86,364,066      190,335,431     1,143,663,204
                                                                ------------     ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --               --                --
Payable for policy-related transactions.....................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
  Total liabilities.........................................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
Net Assets..................................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Net Assets:
Accumulation Units..........................................      85,137,695      190,154,772     1,143,520,264
Retained by AXA Equitable in Separate Account No. 49........         106,453          155,838           134,456
                                                                ------------     ------------    --------------
Total net assets............................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Investments in shares of The Trusts, at cost................    $111,429,125     $325,072,991    $1,699,463,545
The Trusts shares held
 Class A....................................................           1,838               --                --
 Class B....................................................       9,982,894       28,120,424       111,548,786

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Mid Cap       EQ/Mid Cap
                                                                   Index          Value PLUS    EQ/Money Market
                                                             ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  501,016,737    $400,063,290    $1,494,248,659
Receivable for The Trusts shares sold.......................              --         568,305           275,352
Receivable for policy-related transactions..................          71,932              --           682,576
                                                              --------------    ------------    --------------
  Total assets..............................................     501,088,669     400,631,595     1,495,206,587
                                                              --------------    ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................          71,932              --           682,576
Payable for policy-related transactions.....................              --         568,305           549,039
                                                              --------------    ------------    --------------
  Total liabilities.........................................          71,932         568,305         1,231,615
                                                              --------------    ------------    --------------
Net Assets..................................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Net Assets:
Accumulation Units..........................................     500,885,732     400,021,681     1,493,712,447
Retained by AXA Equitable in Separate Account No. 49........         131,005          41,609           262,525
                                                              --------------    ------------    --------------
Total net assets............................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Investments in shares of The Trusts, at cost................  $1,017,839,781    $813,503,785    $1,494,473,530
The Trusts shares held
 Class A....................................................              --              --                --
 Class B....................................................     101,671,872      65,587,707     1,494,120,569


                                                                EQ/Montag &                        EQ/Oppenheimer
                                                              Caldwell Growth   EQ/Mutual Shares       Global
                                                             ----------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $143,898,720      $205,351,897      $ 89,375,404
Receivable for The Trusts shares sold.......................              --                --                --
Receivable for policy-related transactions..................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
  Total assets..............................................     144,167,520       205,545,636        89,409,219
                                                                ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         268,800           193,739            33,815
Payable for policy-related transactions.....................              --                --                --
                                                                ------------      ------------      ------------
  Total liabilities.........................................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
Net Assets..................................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Net Assets:
Accumulation Units..........................................     143,894,053       205,167,972        89,279,982
Retained by AXA Equitable in Separate Account No. 49........           4,667           183,925            95,422
                                                                ------------      ------------      ------------
Total net assets............................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Investments in shares of The Trusts, at cost................    $189,588,633      $336,788,953      $140,506,768
The Trusts shares held
 Class A....................................................              --            16,092             7,420
 Class B....................................................      32,706,012        32,003,148        13,369,719

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Oppenheimer  EQ/Oppenheimer
                                                               Main Street      Main Street        EQ/PIMCO
                                                               Opportunity       Small Cap       Real Return
                                                             --------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $33,021,294      $54,358,567    $  917,877,204
Receivable for The Trusts shares sold.......................            --               --                --
Receivable for policy-related transactions..................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
  Total assets..............................................    33,044,585       54,405,893       918,482,005
                                                               -----------      -----------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        23,291           47,326           604,801
Payable for policy-related transactions.....................            --               --                --
                                                               -----------      -----------    --------------
  Total liabilities.........................................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
Net Assets..................................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Net Assets:
Accumulation Units..........................................    27,159,952       49,305,478       917,804,939
Retained by AXA Equitable in Separate Account No. 49........     5,861,342        5,053,089            72,265
                                                               -----------      -----------    --------------
Total net assets............................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Investments in shares of The Trusts, at cost................   $51,037,664      $84,763,567    $1,041,808,074
The Trusts shares held
 Class A....................................................       455,882          391,178            11,255
 Class B....................................................     4,668,020        7,996,692        98,848,862



                                                                 EQ/Quality       EQ/Short       EQ/Small
                                                                 Bond PLUS     Duration Bond   Company Index
                                                              --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $326,287,401    $141,795,528    $282,566,957
Receivable for The Trusts shares sold.......................        210,566         249,734              --
Receivable for policy-related transactions..................             --              --         803,028
                                                               ------------    ------------    ------------
  Total assets..............................................    326,497,967     142,045,262     283,369,985
                                                               ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --         803,028
Payable for policy-related transactions.....................        210,566         249,734              --
                                                               ------------    ------------    ------------
  Total liabilities.........................................        210,566         249,734         803,028
                                                               ------------    ------------    ------------
Net Assets..................................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Net Assets:
Accumulation Units..........................................    326,276,911     141,793,330     282,431,668
Retained by AXA Equitable in Separate Account No. 49........         10,490           2,198         135,289
                                                               ------------    ------------    ------------
Total net assets............................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Investments in shares of The Trusts, at cost................   $372,475,847    $153,460,278    $466,434,822
The Trusts shares held
 Class A....................................................             --           5,840              --
 Class B....................................................     37,462,509      15,224,141      41,749,726

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/T. Rowe Price   EQ/Templeton         EQ/UBS
                                                                Growth Stock        Growth      Growth and Income
                                                             ------------------ -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $167,269,498     $149,797,557      $48,070,362
Receivable for The Trusts shares sold.......................              --               --               --
Receivable for policy-related transactions..................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
  Total assets..............................................     167,344,320      149,811,401       48,072,880
                                                                ------------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................          74,822           13,844            2,518
Payable for policy-related transactions.....................              --               --               --
                                                                ------------     ------------      -----------
  Total liabilities.........................................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
Net Assets..................................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Net Assets:
Accumulation Units..........................................     167,244,401      149,787,852       48,056,767
Retained by AXA Equitable in Separate Account No. 49........          25,097            9,705           13,595
                                                                ------------     ------------      -----------
Total net assets............................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Investments in shares of The Trusts, at cost................    $266,856,760     $250,241,249      $75,944,653
The Trusts shares held
 Class A....................................................               5               --               --
 Class B....................................................      13,499,442       23,694,696       11,923,038



                                                                                EQ/Van Kampen
                                                               EQ/Van Kampen   Emerging Markets   EQ/Van Kampen
                                                                  Comstock          Equity        Mid Cap Growth
                                                              --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value...........   $185,053,421     $  696,090,827    $210,352,684
Receivable for The Trusts shares sold.......................         38,676                 --              --
Receivable for policy-related transactions..................             --            418,806         193,356
                                                               ------------     --------------    ------------
  Total assets..............................................    185,092,097        696,509,633     210,546,040
                                                               ------------     --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            391,806         193,356
Payable for policy-related transactions.....................         38,676                 --              --
                                                               ------------     --------------    ------------
  Total liabilities.........................................         38,676            391,806         193,356
                                                               ------------     --------------    ------------
Net Assets..................................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Net Assets:
Accumulation Units..........................................    185,023,568        696,117,827     210,338,843
Retained by AXA Equitable in Separate Account No. 49........         29,853                 --          13,841
                                                               ------------     --------------    ------------
Total net assets............................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Investments in shares of The Trusts, at cost................   $297,592,481     $1,445,771,000    $358,070,784
The Trusts shares held
 Class A....................................................             --                 --              --
 Class B....................................................     27,956,782         91,354,695      25,433,292

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen     Multimanager     Multimanager
                                                               Real Estate   Aggressive Equity     Core Bond
                                                             -------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $290,998,270      $ 67,742,645     $734,752,733
Receivable for The Trusts shares sold.......................        26,667            19,919               --
Receivable for policy-related transactions..................            --                --          243,736
                                                              ------------      ------------     ------------
  Total assets..............................................   291,024,937        67,762,564      734,996,469
                                                              ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --          243,736
Payable for policy-related transactions.....................        26,667            19,919               --
                                                              ------------      ------------     ------------
  Total liabilities.........................................        26,667            19,919          243,736
                                                              ------------      ------------     ------------
Net Assets..................................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Net Assets:
Accumulation Units..........................................   290,992,723        67,727,406      734,371,111
Retained by AXA Equitable in Separate Account No. 49........         5,547            15,239          381,622
                                                              ------------      ------------     ------------
Total net assets............................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Investments in shares of The Trusts, at cost................  $555,718,638      $111,928,061     $761,069,347
The Trusts shares held
 Class A....................................................            --                --               --
 Class B....................................................    60,462,406         4,046,753       74,393,029



                                                              Multimanager   Multimanager       Multimanager
                                                               Health Care    High Yield    International Equity
                                                             -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $241,339,483   $531,806,711       $356,075,829
Receivable for The Trusts shares sold.......................            --             --                 --
Receivable for policy-related transactions..................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
  Total assets..............................................   241,609,611    532,000,590        356,181,482
                                                              ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................       270,128        193,879            105,653
Payable for policy-related transactions.....................            --             --                 --
                                                              ------------   ------------       ------------
  Total liabilities.........................................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
Net Assets..................................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Net Assets:
Accumulation Units..........................................   241,324,268    531,727,181        355,984,590
Retained by AXA Equitable in Separate Account No. 49........        15,215         79,530             91,239
                                                              ------------   ------------       ------------
Total net assets............................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Investments in shares of The Trusts, at cost................  $323,340,590   $797,253,557       $614,105,897
The Trusts shares held
 Class A....................................................            --             --                 --
 Class B....................................................    30,460,526    149,861,366         42,997,798

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager
                                                                Large Cap       Multimanager       Multimanager
                                                               Core Equity    Large Cap Growth   Large Cap Value
                                                             --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 96,573,555      $166,671,952       $353,379,357
Receivable for The Trusts shares sold.......................            --                --                 --
Receivable for policy-related transactions..................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
  Total assets..............................................    96,658,432       166,735,313        353,504,726
                                                              ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        84,877            63,361            125,369
Payable for policy-related transactions.....................            --                --                 --
                                                              ------------      ------------       ------------
  Total liabilities.........................................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
Net Assets..................................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Net Assets:
Accumulation Units..........................................    96,550,822       166,651,091        353,373,197
Retained by AXA Equitable in Separate Account No. 49........        22,733            20,861              6,160
                                                              ------------      ------------       ------------
Total net assets............................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Investments in shares of The Trusts, at cost................  $148,654,175      $294,363,171       $562,995,951
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    13,824,518        31,565,389         48,970,223



                                                                                                Multimanager
                                                                Multimanager     Multimanager     Small Cap
                                                               Mid Cap Growth   Mid Cap Value      Growth
                                                              ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $216,711,039    $234,433,676    $135,537,202
Receivable for The Trusts shares sold.......................              --         242,895              --
Receivable for policy-related transactions..................         110,537              --         132,728
                                                                ------------    ------------    ------------
  Total assets..............................................     216,821,576     234,676,571     135,669,930
                                                                ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         108,809              --         132,728
Payable for policy-related transactions.....................              --         242,895              --
                                                                ------------    ------------    ------------
  Total liabilities.........................................         108,809         242,895         132,728
                                                                ------------    ------------    ------------
Net Assets..................................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Net Assets:
Accumulation Units..........................................     216,712,767     234,378,984     135,528,471
Retained by AXA Equitable in Separate Account No. 49........              --          54,692           8,731
                                                                ------------    ------------    ------------
Total net assets............................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Investments in shares of The Trusts, at cost................    $382,671,037    $392,663,208    $236,572,383
The Trusts shares held
 Class A....................................................              --              --              --
 Class B....................................................      43,370,442      41,404,944      26,368,162

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager    Multimanager   Target 2015
                                                              Small Cap Value    Technology     Allocation
                                                             ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $368,970,510    $192,768,758       $--
Receivable for The Trusts shares sold.......................          30,000              --        --
Receivable for policy-related transactions..................              --          45,792        --
                                                                ------------    ------------       ---
  Total assets..............................................     369,000,510     192,814,550        --
                                                                ------------    ------------       ---
Liabilities:
Payable for The Trusts shares purchased.....................              --          45,792        --
Payable for policy-related transactions.....................          30,000              --        --
                                                                ------------    ------------       ---
  Total liabilities.........................................          30,000          45,792        --
                                                                ------------    ------------       ---
Net Assets..................................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Net Assets:
Accumulation Units..........................................     368,922,661     192,697,108        --
Retained by AXA Equitable in Separate Account No. 49........          47,849          71,650        --
                                                                ------------    ------------       ---
Total net assets............................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Investments in shares of The Trusts, at cost................    $702,869,960    $311,640,255       $--
The Trusts shares held
 Class A....................................................               8              --        --
 Class B....................................................      53,236,974      28,066,508        --



                                                               Target 2025   Target 2035   Target 2045
                                                                Allocation    Allocation    Allocation
                                                              ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........       $--       $  730,151    $  698,248
Receivable for The Trusts shares sold.......................        --               --            --
Receivable for policy-related transactions..................        --               --            --
                                                                   ---       ----------    ----------
  Total assets..............................................        --          730,151       698,248
                                                                   ---       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................        --               --            --
Payable for policy-related transactions.....................        --               --            --
                                                                   ---       ----------    ----------
  Total liabilities.........................................        --               --            --
                                                                   ---       ----------    ----------
Net Assets..................................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Net Assets:
Accumulation Units..........................................        --               --            --
Retained by AXA Equitable in Separate Account No. 49........        --          730,151       698,248
                                                                   ---       ----------    ----------
Total net assets............................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Investments in shares of The Trusts, at cost................       $--       $1,094,503    $1,113,748
The Trusts shares held
 Class A....................................................        --           55,525        56,476
 Class B....................................................        --           55,190        56,140

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2008



                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
AXA Aggressive Allocation................     Class B 0.50%        $  8.62                    --
AXA Aggressive Allocation................     Class B 0.95%        $  8.44                   118
AXA Aggressive Allocation................     Class B 1.15%        $  8.35                   471
AXA Aggressive Allocation................     Class B 1.20%        $  8.33                 3,515
AXA Aggressive Allocation................     Class B 1.25%        $  9.22                23,024
AXA Aggressive Allocation................     Class B 1.30%        $  8.75                49,051
AXA Aggressive Allocation................     Class B 1.35%        $  8.27                 1,566
AXA Aggressive Allocation................     Class B 1.40%        $  8.25                 5,254
AXA Aggressive Allocation................     Class B 1.50%        $  9.10                22,425
AXA Aggressive Allocation................     Class B 1.55%        $  8.19                44,143
AXA Aggressive Allocation................     Class B 1.60%        $  8.17                 2,922
AXA Aggressive Allocation................     Class B 1.65%        $  9.02                88,738
AXA Aggressive Allocation................     Class B 1.70%        $  9.00                 8,484
AXA Aggressive Allocation................     Class B 1.80%        $  8.09                     4
AXA Aggressive Allocation................     Class B 1.90%        $  8.05                    49
AXA Conservative Allocation..............     Class B 0.50%        $ 10.43                    --
AXA Conservative Allocation..............     Class B 0.95%        $ 10.20                    --
AXA Conservative Allocation..............     Class B 1.15%        $ 10.10                   211
AXA Conservative Allocation..............     Class B 1.20%        $ 10.08                 4,014
AXA Conservative Allocation..............     Class B 1.25%        $ 10.54                11,977
AXA Conservative Allocation..............     Class B 1.30%        $ 10.51                16,158
AXA Conservative Allocation..............     Class B 1.35%        $ 10.00                 2,542
AXA Conservative Allocation..............     Class B 1.40%        $  9.98                 7,092
AXA Conservative Allocation..............     Class B 1.50%        $ 10.40                18,465
AXA Conservative Allocation..............     Class B 1.55%        $  9.90                18,171
AXA Conservative Allocation..............     Class B 1.60%        $  9.88                 3,454
AXA Conservative Allocation..............     Class B 1.65%        $ 10.32                42,602
AXA Conservative Allocation..............     Class B 1.70%        $ 10.29                 5,824
AXA Conservative Allocation..............     Class B 1.80%        $  9.78                    13
AXA Conservative Allocation..............     Class B 1.90%        $  9.73                     5
AXA Conservative-Plus Allocation.........     Class B 0.50%        $  9.80                    --
AXA Conservative-Plus Allocation.........     Class B 0.95%        $  9.58                    --
AXA Conservative-Plus Allocation.........     Class B 1.15%        $  9.49                   218
AXA Conservative-Plus Allocation.........     Class B 1.20%        $  9.47                 2,920
AXA Conservative-Plus Allocation.........     Class B 1.25%        $ 10.06                15,870
AXA Conservative-Plus Allocation.........     Class B 1.30%        $ 10.04                17,697
AXA Conservative-Plus Allocation.........     Class B 1.35%        $  9.40                 1,565
AXA Conservative-Plus Allocation.........     Class B 1.40%        $  9.37                 4,543
AXA Conservative-Plus Allocation.........     Class B 1.50%        $  9.93                20,789
AXA Conservative-Plus Allocation.........     Class B 1.55%        $  9.30                16,064
AXA Conservative-Plus Allocation.........     Class B 1.60%        $  9.28                 2,852
AXA Conservative-Plus Allocation.........     Class B 1.65%        $  9.85                39,676
AXA Conservative-Plus Allocation.........     Class B 1.70%        $  9.82                 4,505
AXA Conservative-Plus Allocation.........     Class B 1.80%        $  9.19                    --
AXA Conservative-Plus Allocation.........     Class B 1.90%        $  9.14                    15
AXA Moderate Allocation..................     Class B 0.50%        $ 47.34                    --
AXA Moderate Allocation..................     Class B 0.95%        $ 42.66                     3
AXA Moderate Allocation..................     Class B 1.15%        $ 40.73                   267
AXA Moderate Allocation..................     Class B 1.20%        $ 40.26                 4,257
AXA Moderate Allocation..................     Class B 1.25%        $  9.97                68,049
AXA Moderate Allocation..................     Class B 1.30%        $  9.89                84,689
AXA Moderate Allocation..................     Class B 1.35%        $ 38.88                 1,346
AXA Moderate Allocation..................     Class B 1.40%        $ 38.43                 6,917
AXA Moderate Allocation..................     Class B 1.50%        $  9.84                85,214
AXA Moderate Allocation..................     Class B 1.55%        $ 37.11                18,036
AXA Moderate Allocation..................     Class B 1.60%        $ 36.68                 2,966
AXA Moderate Allocation..................     Class B 1.65%        $  9.76               162,336
AXA Moderate Allocation..................     Class B 1.70%        $ 35.84                 4,019
AXA Moderate Allocation..................     Class B 1.80%        $ 35.01                    38
AXA Moderate Allocation..................     Class B 1.90%        $ 34.20                     3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    --
AXA Moderate-Plus Allocation...............................     Class B 0.95%       $   9.11                     7
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                 1,651
AXA Moderate-Plus Allocation...............................     Class B 1.20%       $   8.99                11,250
AXA Moderate-Plus Allocation...............................     Class B 1.25%       $   9.93                97,959
AXA Moderate-Plus Allocation...............................     Class B 1.30%       $   9.90               141,905
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                 5,241
AXA Moderate-Plus Allocation...............................     Class B 1.40%       $   8.91                18,061
AXA Moderate-Plus Allocation...............................     Class B 1.50%       $   9.80               103,155
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84               130,940
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                 8,765
AXA Moderate-Plus Allocation...............................     Class B 1.65%       $   9.72               307,331
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                27,177
AXA Moderate-Plus Allocation...............................     Class B 1.80%       $   8.73                    65
AXA Moderate-Plus Allocation...............................     Class B 1.90%       $   8.69                     4
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    --
EQ/AllianceBernstein Common Stock..........................     Class B 0.95%       $ 172.73                     1
EQ/AllianceBernstein Common Stock..........................     Class B 1.20%       $ 158.94                   330
EQ/AllianceBernstein Common Stock..........................     Class B 1.25%       $   7.87                 9,704
EQ/AllianceBernstein Common Stock..........................     Class B 1.30%       $   7.73                 3,919
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                   555
EQ/AllianceBernstein Common Stock..........................     Class B 1.40%       $ 148.68                   501
EQ/AllianceBernstein Common Stock..........................     Class B 1.50%       $   7.76                16,700
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                   423
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                   308
EQ/AllianceBernstein Common Stock..........................     Class B 1.65%       $   7.70                 7,635
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    63
EQ/AllianceBernstein Common Stock..........................     Class B 1.80%       $ 130.07                     2
EQ/AllianceBernstein Common Stock..........................     Class B 1.90%       $ 125.78                     1
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    --
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.95%       $  21.93                     2
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.20%       $  20.97                 2,492
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.25%       $  11.18                 2,898
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.30%       $  11.07                 2,411
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                   571
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.40%       $  20.23                 3,868
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.50%       $  11.03                 4,313
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                 2,058
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                 1,664
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.65%       $  10.94                 5,624
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   948
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.80%       $  18.82                     3
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.90%       $  18.48                     1
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    --
EQ/AllianceBernstein International.........................     Class B 0.95%       $  10.43                     5
EQ/AllianceBernstein International.........................     Class B 1.20%       $  10.08                 4,586
EQ/AllianceBernstein International.........................     Class B 1.25%       $   9.75                 8,362
EQ/AllianceBernstein International.........................     Class B 1.30%       $   9.68                 7,019
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                 1,498
EQ/AllianceBernstein International.........................     Class B 1.40%       $   9.80                 6,793
EQ/AllianceBernstein International.........................     Class B 1.50%       $   9.62                10,686
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                 6,749
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                 2,496
EQ/AllianceBernstein International.........................     Class B 1.65%       $   9.54                12,678
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                 1,924
EQ/AllianceBernstein International.........................     Class B 1.80%       $   9.27                    49
EQ/AllianceBernstein International.........................     Class B 1.90%       $   9.14                     7

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.50%        $ 12.62                   --
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.95%        $ 11.97                   13
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.20%        $ 11.62                2,429
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.25%        $  9.05                3,292
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.30%        $  8.99                2,070
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.35%        $ 11.42                2,048
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.40%        $ 11.35                3,557
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.50%        $  8.93                5,226
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.55%        $ 11.15                2,766
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.60%        $ 11.09                1,882
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.65%        $  8.85                4,155
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.70%        $ 10.96                  421
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.80%        $ 10.83                    7
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.90%        $ 10.70                    3
EQ/Ariel Appreciation II........................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II........................     Class B 0.95%        $  6.81                   --
EQ/Ariel Appreciation II........................     Class B 1.20%        $  6.76                  162
EQ/Ariel Appreciation II........................     Class B 1.25%        $  6.74                  719
EQ/Ariel Appreciation II........................     Class B 1.30%        $  6.73                1,030
EQ/Ariel Appreciation II........................     Class B 1.35%        $  6.81                   57
EQ/Ariel Appreciation II........................     Class B 1.40%        $  6.71                  191
EQ/Ariel Appreciation II........................     Class B 1.50%        $  6.69                  708
EQ/Ariel Appreciation II........................     Class B 1.55%        $  6.68                  709
EQ/Ariel Appreciation II........................     Class B 1.60%        $  6.67                   85
EQ/Ariel Appreciation II........................     Class B 1.65%        $  6.66                2,446
EQ/Ariel Appreciation II........................     Class B 1.70%        $  6.65                  339
EQ/Ariel Appreciation II........................     Class B 1.80%        $  6.62                   --
EQ/Ariel Appreciation II........................     Class B 1.90%        $  6.60                    1
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.20%        $ 10.28                  523
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.25%        $ 10.51                1,638
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.30%        $ 10.49                1,449
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.40%        $ 10.18                1,173
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.50%        $ 10.37                2,862
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.55%        $ 10.35                1,130
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.60%        $ 10.08                  374
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.65%        $ 10.29                4,525
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.70%        $ 10.26                  458
EQ/BlackRock Basic Value Equity.................     Class B 0.50%        $ 16.70                   --
EQ/BlackRock Basic Value Equity.................     Class B 0.95%        $ 15.84                   --
EQ/BlackRock Basic Value Equity.................     Class B 1.20%        $ 15.38                3,698
EQ/BlackRock Basic Value Equity.................     Class B 1.25%        $  9.07                6,950
EQ/BlackRock Basic Value Equity.................     Class B 1.30%        $  9.02                3,987
EQ/BlackRock Basic Value Equity.................     Class B 1.35%        $ 15.11                1,799
EQ/BlackRock Basic Value Equity.................     Class B 1.40%        $ 15.02                5,575
EQ/BlackRock Basic Value Equity.................     Class B 1.50%        $  8.95                9,830
EQ/BlackRock Basic Value Equity.................     Class B 1.55%        $ 14.75                3,421
EQ/BlackRock Basic Value Equity.................     Class B 1.60%        $ 14.66                2,175
EQ/BlackRock Basic Value Equity.................     Class B 1.65%        $  8.88                8,195
EQ/BlackRock Basic Value Equity.................     Class B 1.70%        $ 14.49                  834
EQ/BlackRock Basic Value Equity.................     Class B 1.80%        $ 14.32                   17
EQ/BlackRock Basic Value Equity.................     Class B 1.90%        $ 14.15                    4
EQ/BlackRock International Value................     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value................     Class B 0.95%        $ 14.67                   20
EQ/BlackRock International Value................     Class B 1.20%        $ 14.25                3,321
EQ/BlackRock International Value................     Class B 1.25%        $ 11.10                6,161
EQ/BlackRock International Value................     Class B 1.30%        $ 11.04                3,778

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/BlackRock International Value........     Class B 1.35%        $ 14.00                 4,114
EQ/BlackRock International Value........     Class B 1.40%        $ 13.91                 4,395
EQ/BlackRock International Value........     Class B 1.50%        $ 10.95                 8,981
EQ/BlackRock International Value........     Class B 1.55%        $ 13.67                 5,347
EQ/BlackRock International Value........     Class B 1.60%        $ 13.59                 2,472
EQ/BlackRock International Value........     Class B 1.65%        $ 10.87                 8,942
EQ/BlackRock International Value........     Class B 1.70%        $ 13.43                 1,000
EQ/BlackRock International Value........     Class B 1.80%        $ 13.27                    47
EQ/BlackRock International Value........     Class B 1.90%        $ 13.11                     7
EQ/Boston Advisors Equity Income........     Class B 0.50%        $  5.05                    --
EQ/Boston Advisors Equity Income........     Class B 0.95%        $  4.82                     1
EQ/Boston Advisors Equity Income........     Class B 1.20%        $  4.70                 1,732
EQ/Boston Advisors Equity Income........     Class B 1.25%        $  4.68                 5,451
EQ/Boston Advisors Equity Income........     Class B 1.30%        $  1.90                 8,373
EQ/Boston Advisors Equity Income........     Class B 1.35%        $  4.63                   413
EQ/Boston Advisors Equity Income........     Class B 1.40%        $  4.61                 2,442
EQ/Boston Advisors Equity Income........     Class B 1.50%        $  4.56                 8,902
EQ/Boston Advisors Equity Income........     Class B 1.55%        $  4.54                 3,897
EQ/Boston Advisors Equity Income........     Class B 1.60%        $  4.51                   613
EQ/Boston Advisors Equity Income........     Class B 1.65%        $  4.49                 6,763
EQ/Boston Advisors Equity Income........     Class B 1.70%        $  4.47                   730
EQ/Boston Advisors Equity Income........     Class B 1.80%        $  4.42                     3
EQ/Boston Advisors Equity Income........     Class B 1.90%        $  4.38                    24
EQ/Calvert Socially Responsible.........     Class B 0.50%        $  5.86                    --
EQ/Calvert Socially Responsible.........     Class B 0.95%        $  5.61                    --
EQ/Calvert Socially Responsible.........     Class B 1.20%        $  5.48                   470
EQ/Calvert Socially Responsible.........     Class B 1.25%        $  7.18                   812
EQ/Calvert Socially Responsible.........     Class B 1.30%        $  7.14                   594
EQ/Calvert Socially Responsible.........     Class B 1.35%        $  5.40                   132
EQ/Calvert Socially Responsible.........     Class B 1.40%        $  5.38                   681
EQ/Calvert Socially Responsible.........     Class B 1.50%        $  7.08                   862
EQ/Calvert Socially Responsible.........     Class B 1.55%        $  5.30                   636
EQ/Calvert Socially Responsible.........     Class B 1.60%        $  5.28                   206
EQ/Calvert Socially Responsible.........     Class B 1.65%        $  7.03                   994
EQ/Calvert Socially Responsible.........     Class B 1.70%        $  5.23                   286
EQ/Calvert Socially Responsible.........     Class B 1.80%        $  5.18                     1
EQ/Calvert Socially Responsible.........     Class B 1.90%        $  5.13                    --
EQ/Capital Guardian Growth..............     Class B 0.50%        $  8.87                    --
EQ/Capital Guardian Growth..............     Class B 0.95%        $  8.41                     3
EQ/Capital Guardian Growth..............     Class B 1.20%        $  8.16                 1,900
EQ/Capital Guardian Growth..............     Class B 1.25%        $  7.33                 3,851
EQ/Capital Guardian Growth..............     Class B 1.30%        $  7.28                 3,633
EQ/Capital Guardian Growth..............     Class B 1.35%        $  8.02                 4,337
EQ/Capital Guardian Growth..............     Class B 1.40%        $  7.97                 1,933
EQ/Capital Guardian Growth..............     Class B 1.50%        $  7.23                 2,693
EQ/Capital Guardian Growth..............     Class B 1.55%        $  7.83                 3,107
EQ/Capital Guardian Growth..............     Class B 1.60%        $  7.79                 1,689
EQ/Capital Guardian Growth..............     Class B 1.65%        $  7.17                10,512
EQ/Capital Guardian Growth..............     Class B 1.70%        $  7.70                 1,426
EQ/Capital Guardian Growth..............     Class B 1.80%        $  7.60                    10
EQ/Capital Guardian Growth..............     Class B 1.90%        $  7.51                     8
EQ/Capital Guardian Research............     Class B 0.50%        $  8.48                    --
EQ/Capital Guardian Research............     Class B 0.95%        $  8.12                    56
EQ/Capital Guardian Research............     Class B 1.20%        $  7.92                12,691
EQ/Capital Guardian Research............     Class B 1.25%        $  8.15                11,194
EQ/Capital Guardian Research............     Class B 1.30%        $  8.11                 2,728

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/Capital Guardian Research.............     Class B 1.35%        $  7.80                 8,941
EQ/Capital Guardian Research.............     Class B 1.40%        $  7.76                13,802
EQ/Capital Guardian Research.............     Class B 1.50%        $  8.04                 9,561
EQ/Capital Guardian Research.............     Class B 1.55%        $  7.65                 6,117
EQ/Capital Guardian Research.............     Class B 1.60%        $  7.61                13,273
EQ/Capital Guardian Research.............     Class B 1.65%        $  7.97                15,308
EQ/Capital Guardian Research.............     Class B 1.70%        $  7.54                 2,528
EQ/Capital Guardian Research.............     Class B 1.80%        $  7.47                    77
EQ/Capital Guardian Research.............     Class B 1.90%        $  7.39                    11
EQ/Caywood-Scholl High Yield Bond........     Class B 0.50%        $  9.25                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.95%        $  9.10                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.20%        $  9.01                   404
EQ/Caywood-Scholl High Yield Bond........     Class B 1.25%        $  9.00                 2,356
EQ/Caywood-Scholl High Yield Bond........     Class B 1.30%        $  2.71                 5,267
EQ/Caywood-Scholl High Yield Bond........     Class B 1.35%        $  8.96                    84
EQ/Caywood-Scholl High Yield Bond........     Class B 1.40%        $  8.95                   758
EQ/Caywood-Scholl High Yield Bond........     Class B 1.50%        $  8.91                 3,181
EQ/Caywood-Scholl High Yield Bond........     Class B 1.55%        $  8.90                 2,019
EQ/Caywood-Scholl High Yield Bond........     Class B 1.60%        $  8.88                   240
EQ/Caywood-Scholl High Yield Bond........     Class B 1.65%        $  8.86                 2,932
EQ/Caywood-Scholl High Yield Bond........     Class B 1.70%        $  8.85                 1,204
EQ/Caywood-Scholl High Yield Bond........     Class B 1.80%        $  8.81                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.90%        $  8.78                    --
EQ/Davis New York Venture................     Class B 0.50%        $  6.79                    --
EQ/Davis New York Venture................     Class B 0.95%        $  6.72                    --
EQ/Davis New York Venture................     Class B 1.20%        $  6.68                 1,290
EQ/Davis New York Venture................     Class B 1.25%        $  6.67                 2,935
EQ/Davis New York Venture................     Class B 1.30%        $  6.67                 7,157
EQ/Davis New York Venture................     Class B 1.35%        $  6.66                   374
EQ/Davis New York Venture................     Class B 1.40%        $  6.65                 1,678
EQ/Davis New York Venture................     Class B 1.50%        $  6.63                 3,524
EQ/Davis New York Venture................     Class B 1.55%        $  6.63                 5,304
EQ/Davis New York Venture................     Class B 1.60%        $  6.62                   780
EQ/Davis New York Venture................     Class B 1.65%        $  6.61                12,038
EQ/Davis New York Venture................     Class B 1.70%        $  6.60                 1,517
EQ/Davis New York Venture................     Class B 1.80%        $  6.59                    --
EQ/Davis New York Venture................     Class B 1.90%        $  6.57                    --
EQ/Equity 500 Index......................     Class B 0.50%        $ 21.79                    --
EQ/Equity 500 Index......................     Class B 0.95%        $ 20.37                     9
EQ/Equity 500 Index......................     Class B 1.20%        $ 19.62                 5,596
EQ/Equity 500 Index......................     Class B 1.25%        $  8.82                10,559
EQ/Equity 500 Index......................     Class B 1.30%        $  8.75                 4,505
EQ/Equity 500 Index......................     Class B 1.35%        $ 19.19                 3,764
EQ/Equity 500 Index......................     Class B 1.40%        $ 19.04                 7,882
EQ/Equity 500 Index......................     Class B 1.50%        $  8.70                15,202
EQ/Equity 500 Index......................     Class B 1.55%        $ 18.62                 4,288
EQ/Equity 500 Index......................     Class B 1.60%        $ 18.48                 5,011
EQ/Equity 500 Index......................     Class B 1.65%        $  8.63                13,591
EQ/Equity 500 Index......................     Class B 1.70%        $ 18.20                 1,308
EQ/Equity 500 Index......................     Class B 1.80%        $ 17.93                   114
EQ/Equity 500 Index......................     Class B 1.90%        $ 17.66                    12
EQ/Evergreen International Bond..........     Class B 0.50%        $ 11.58                    --
EQ/Evergreen International Bond..........     Class B 0.95%        $ 11.42                    --
EQ/Evergreen International Bond..........     Class B 1.20%        $ 11.32                 1,734
EQ/Evergreen International Bond..........     Class B 1.25%        $ 11.30                 3,500
EQ/Evergreen International Bond..........     Class B 1.30%        $ 11.29                 4,266

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                   499
EQ/Evergreen International Bond................     Class B 1.40%        $ 11.25                 3,380
EQ/Evergreen International Bond................     Class B 1.50%        $ 11.21                 7,003
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                 5,387
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                 1,062
EQ/Evergreen International Bond................     Class B 1.65%        $ 11.16                 8,932
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                 1,063
EQ/Evergreen International Bond................     Class B 1.80%        $ 11.10                    --
EQ/Evergreen International Bond................     Class B 1.90%        $ 11.06                     2
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    --
EQ/Evergreen Omega.............................     Class B 0.95%        $  7.29                    --
EQ/Evergreen Omega.............................     Class B 1.20%        $  7.10                 1,933
EQ/Evergreen Omega.............................     Class B 1.25%        $  9.54                 2,079
EQ/Evergreen Omega.............................     Class B 1.30%        $  9.49                   807
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                   309
EQ/Evergreen Omega.............................     Class B 1.40%        $  6.96                 2,596
EQ/Evergreen Omega.............................     Class B 1.50%        $  9.41                 2,152
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                 1,482
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                 1,192
EQ/Evergreen Omega.............................     Class B 1.65%        $  9.34                 2,848
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   353
EQ/Evergreen Omega.............................     Class B 1.80%        $  6.68                    --
EQ/Evergreen Omega.............................     Class B 1.90%        $  6.62                     2
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                    --
EQ/Franklin Income.............................     Class B 0.95%        $  7.13                    15
EQ/Franklin Income.............................     Class B 1.20%        $  7.09                 2,264
EQ/Franklin Income.............................     Class B 1.25%        $  7.08                 5,337
EQ/Franklin Income.............................     Class B 1.30%        $  7.07                 8,899
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                   474
EQ/Franklin Income.............................     Class B 1.40%        $  7.05                 3,118
EQ/Franklin Income.............................     Class B 1.50%        $  7.04                 6,862
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                 8,326
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                 1,489
EQ/Franklin Income.............................     Class B 1.65%        $  7.01                22,020
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                 1,649
EQ/Franklin Income.............................     Class B 1.80%        $  6.99                    10
EQ/Franklin Income.............................     Class B 1.90%        $  6.97                    --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                    --
EQ/Franklin Small Cap Value....................     Class B 0.95%        $  6.47                    --
EQ/Franklin Small Cap Value....................     Class B 1.20%        $  6.43                   431
EQ/Franklin Small Cap Value....................     Class B 1.25%        $  6.42                   759
EQ/Franklin Small Cap Value....................     Class B 1.30%        $  6.42                 2,521
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   170
EQ/Franklin Small Cap Value....................     Class B 1.40%        $  6.40                   643
EQ/Franklin Small Cap Value....................     Class B 1.50%        $  6.39                 1,089
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                 1,829
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   250
EQ/Franklin Small Cap Value....................     Class B 1.65%        $  6.36                 3,589
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                   377
EQ/Franklin Small Cap Value....................     Class B 1.80%        $  6.34                    --
EQ/Franklin Small Cap Value....................     Class B 1.90%        $  6.33                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.95%        $  5.96                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   481
EQ/Franklin Templeton Founding Strategy........     Class B 1.20%        $  5.94                   757
EQ/Franklin Templeton Founding Strategy........     Class B 1.25%        $  5.93                 3,488

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy........     Class B 1.30%        $  5.93                48,476
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                   619
EQ/Franklin Templeton Founding Strategy........     Class B 1.40%        $  5.92                 2,076
EQ/Franklin Templeton Founding Strategy........     Class B 1.50%        $  5.91                 4,748
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                27,745
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                 1,164
EQ/Franklin Templeton Founding Strategy........     Class B 1.65%        $  5.90                73,834
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                 5,195
EQ/Franklin Templeton Founding Strategy........     Class B 1.80%        $  5.88                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.90%        $  5.87                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.95%        $ 10.23                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.20%        $ 10.14                   307
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.25%        $ 10.12                 1,492
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.30%        $  9.92                 1,668
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                    66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.40%        $ 10.07                   810
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.50%        $ 10.03                 2,068
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                 1,577
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   171
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.65%        $  9.97                 2,617
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                   305
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.80%        $  9.92                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.90%        $  9.88                    --
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                    --
EQ/GAMCO Small Company Value...................     Class B 0.95%        $ 22.03                    --
EQ/GAMCO Small Company Value...................     Class B 1.20%        $ 20.92                   932
EQ/GAMCO Small Company Value...................     Class B 1.25%        $ 20.70                 2,324
EQ/GAMCO Small Company Value...................     Class B 1.30%        $ 31.77                 1,862
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                   295
EQ/GAMCO Small Company Value...................     Class B 1.40%        $ 20.07                 1,365
EQ/GAMCO Small Company Value...................     Class B 1.50%        $ 19.66                 3,794
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                 3,270
EQ/GAMCO Small Company Value...................     Class B 1.60%        $ 19.26                   302
EQ/GAMCO Small Company Value...................     Class B 1.65%        $ 19.06                 4,032
EQ/GAMCO Small Company Value...................     Class B 1.70%        $ 18.86                   610
EQ/GAMCO Small Company Value...................     Class B 1.80%        $ 18.47                     1
EQ/GAMCO Small Company Value...................     Class B 1.90%        $ 18.09                     7
EQ/International Core PLUS.....................     Class B 0.50%        $  9.76                    --
EQ/International Core PLUS.....................     Class B 0.95%        $  9.34                    39
EQ/International Core PLUS.....................     Class B 1.20%        $  9.11                 5,199
EQ/International Core PLUS.....................     Class B 1.25%        $ 10.59                 7,012
EQ/International Core PLUS.....................     Class B 1.30%        $ 10.54                 3,339
EQ/International Core PLUS.....................     Class B 1.35%        $  8.98                 1,946
EQ/International Core PLUS.....................     Class B 1.40%        $  8.94                 6,917
EQ/International Core PLUS.....................     Class B 1.50%        $ 10.45                 7,172
EQ/International Core PLUS.....................     Class B 1.55%        $  8.81                 4,686
EQ/International Core PLUS.....................     Class B 1.60%        $  8.76                 5,817
EQ/International Core PLUS.....................     Class B 1.65%        $ 10.36                12,557
EQ/International Core PLUS.....................     Class B 1.70%        $  8.68                 2,341
EQ/International Core PLUS.....................     Class B 1.80%        $  8.59                    20
EQ/International Core PLUS.....................     Class B 1.90%        $  8.51                     5
EQ/International Growth........................     Class B 0.50%        $  9.93                    --
EQ/International Growth........................     Class B 0.95%        $  9.77                    --
EQ/International Growth........................     Class B 1.20%        $  9.68                   688
EQ/International Growth........................     Class B 1.25%        $  9.66                 1,783

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/International Growth................     Class B 1.30%        $  4.28                 5,559
EQ/International Growth................     Class B 1.35%        $  9.63                   191
EQ/International Growth................     Class B 1.40%        $  9.61                 1,045
EQ/International Growth................     Class B 1.50%        $  9.57                 2,667
EQ/International Growth................     Class B 1.55%        $  9.55                 2,704
EQ/International Growth................     Class B 1.60%        $  9.54                   378
EQ/International Growth................     Class B 1.65%        $  9.52                 4,806
EQ/International Growth................     Class B 1.70%        $  9.50                   796
EQ/International Growth................     Class B 1.80%        $  9.47                    14
EQ/International Growth................     Class B 1.90%        $  9.43                    --
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    --
EQ/JPMorgan Core Bond..................     Class B 0.95%        $ 13.69                    18
EQ/JPMorgan Core Bond..................     Class B 1.20%        $ 13.31                 7,625
EQ/JPMorgan Core Bond..................     Class B 1.25%        $  9.97                10,724
EQ/JPMorgan Core Bond..................     Class B 1.30%        $  9.91                 3,840
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                 4,114
EQ/JPMorgan Core Bond..................     Class B 1.40%        $ 13.02                11,027
EQ/JPMorgan Core Bond..................     Class B 1.50%        $  9.83                13,785
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                 6,813
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                 7,829
EQ/JPMorgan Core Bond..................     Class B 1.65%        $  9.76                13,286
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                 1,216
EQ/JPMorgan Core Bond..................     Class B 1.80%        $ 12.45                   113
EQ/JPMorgan Core Bond..................     Class B 1.90%        $ 12.31                    23
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                    --
EQ/JPMorgan Value Opportunities........     Class B 0.95%        $  9.75                     4
EQ/JPMorgan Value Opportunities........     Class B 1.20%        $  9.47                 2,221
EQ/JPMorgan Value Opportunities........     Class B 1.25%        $  8.51                 1,391
EQ/JPMorgan Value Opportunities........     Class B 1.30%        $  8.46                   893
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                 6,572
EQ/JPMorgan Value Opportunities........     Class B 1.40%        $  9.25                 2,899
EQ/JPMorgan Value Opportunities........     Class B 1.50%        $  8.40                 1,477
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                 2,921
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                 2,578
EQ/JPMorgan Value Opportunities........     Class B 1.65%        $  8.33                 2,028
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   280
EQ/JPMorgan Value Opportunities........     Class B 1.80%        $  8.82                    43
EQ/JPMorgan Value Opportunities........     Class B 1.90%        $  8.72                    15
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    --
EQ/Large Cap Core PLUS.................     Class B 0.95%        $  6.97                     3
EQ/Large Cap Core PLUS.................     Class B 1.20%        $  6.80                 2,449
EQ/Large Cap Core PLUS.................     Class B 1.25%        $  8.71                   913
EQ/Large Cap Core PLUS.................     Class B 1.30%        $  8.67                   365
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                 1,960
EQ/Large Cap Core PLUS.................     Class B 1.40%        $  6.66                 2,917
EQ/Large Cap Core PLUS.................     Class B 1.50%        $  8.60                 1,160
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                 2,845
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                 4,012
EQ/Large Cap Core PLUS.................     Class B 1.65%        $  8.53                 1,341
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   389
EQ/Large Cap Core PLUS.................     Class B 1.80%        $  6.39                    35
EQ/Large Cap Core PLUS.................     Class B 1.90%        $  6.33                     2
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    --
EQ/Large Cap Growth Index..............     Class B 0.95%        $  5.14                    32
EQ/Large Cap Growth Index..............     Class B 1.20%        $  5.02                 3,977
EQ/Large Cap Growth Index..............     Class B 1.25%        $  8.75                 2,387

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
EQ/Large Cap Growth Index........     Class B 1.30%        $  8.71                 1,472
EQ/Large Cap Growth Index........     Class B 1.35%        $  4.94                 4,108
EQ/Large Cap Growth Index........     Class B 1.40%        $  4.92                 6,340
EQ/Large Cap Growth Index........     Class B 1.50%        $  8.63                 3,017
EQ/Large Cap Growth Index........     Class B 1.55%        $  4.85                 7,722
EQ/Large Cap Growth Index........     Class B 1.60%        $  4.82                 7,705
EQ/Large Cap Growth Index........     Class B 1.65%        $  8.57                 4,045
EQ/Large Cap Growth Index........     Class B 1.70%        $  4.78                 1,004
EQ/Large Cap Growth Index........     Class B 1.80%        $  4.73                    56
EQ/Large Cap Growth Index........     Class B 1.90%        $  4.68                    57
EQ/Large Cap Growth PLUS.........     Class B 0.50%        $ 11.59                    --
EQ/Large Cap Growth PLUS.........     Class B 0.95%        $ 10.99                    18
EQ/Large Cap Growth PLUS.........     Class B 1.20%        $ 10.67                 1,206
EQ/Large Cap Growth PLUS.........     Class B 1.25%        $  9.10                 1,751
EQ/Large Cap Growth PLUS.........     Class B 1.30%        $  9.04                 1,333
EQ/Large Cap Growth PLUS.........     Class B 1.35%        $ 10.49                 3,436
EQ/Large Cap Growth PLUS.........     Class B 1.40%        $ 10.42                 1,733
EQ/Large Cap Growth PLUS.........     Class B 1.50%        $  8.97                 2,695
EQ/Large Cap Growth PLUS.........     Class B 1.55%        $ 10.24                 2,719
EQ/Large Cap Growth PLUS.........     Class B 1.60%        $ 10.18                 2,095
EQ/Large Cap Growth PLUS.........     Class B 1.65%        $  8.90                 2,429
EQ/Large Cap Growth PLUS.........     Class B 1.70%        $ 10.06                   298
EQ/Large Cap Growth PLUS.........     Class B 1.80%        $  9.94                     5
EQ/Large Cap Growth PLUS.........     Class B 1.90%        $  9.82                     1
EQ/Large Cap Value Index.........     Class B 0.50%        $  4.57                    --
EQ/Large Cap Value Index.........     Class B 0.95%        $  4.50                    --
EQ/Large Cap Value Index.........     Class B 1.20%        $  4.47                   320
EQ/Large Cap Value Index.........     Class B 1.25%        $  4.46                 1,968
EQ/Large Cap Value Index.........     Class B 1.30%        $  4.45                 1,673
EQ/Large Cap Value Index.........     Class B 1.35%        $  4.51                   147
EQ/Large Cap Value Index.........     Class B 1.40%        $  4.44                   495
EQ/Large Cap Value Index.........     Class B 1.50%        $  4.42                 2,813
EQ/Large Cap Value Index.........     Class B 1.55%        $  4.42                 1,742
EQ/Large Cap Value Index.........     Class B 1.60%        $  4.41                   306
EQ/Large Cap Value Index.........     Class B 1.65%        $  4.40                 6,687
EQ/Large Cap Value Index.........     Class B 1.70%        $  4.39                   847
EQ/Large Cap Value Index.........     Class B 1.80%        $  4.38                    --
EQ/Large Cap Value Index.........     Class B 1.90%        $  4.36                    --
EQ/Large Cap Value PLUS..........     Class B 0.50%        $ 10.38                    --
EQ/Large Cap Value PLUS..........     Class B 0.95%        $  9.88                    33
EQ/Large Cap Value PLUS..........     Class B 1.20%        $  9.61                14,916
EQ/Large Cap Value PLUS..........     Class B 1.25%        $  8.07                17,011
EQ/Large Cap Value PLUS..........     Class B 1.30%        $  8.03                 5,760
EQ/Large Cap Value PLUS..........     Class B 1.35%        $  9.45                 4,274
EQ/Large Cap Value PLUS..........     Class B 1.40%        $  9.39                22,041
EQ/Large Cap Value PLUS..........     Class B 1.50%        $  7.96                25,055
EQ/Large Cap Value PLUS..........     Class B 1.55%        $  9.24                 8,454
EQ/Large Cap Value PLUS..........     Class B 1.60%        $  9.19                10,639
EQ/Large Cap Value PLUS..........     Class B 1.65%        $  7.90                17,618
EQ/Large Cap Value PLUS..........     Class B 1.70%        $  9.09                 2,668
EQ/Large Cap Value PLUS..........     Class B 1.80%        $  8.98                   127
EQ/Large Cap Value PLUS..........     Class B 1.90%        $  8.88                    36
EQ/Long Term Bond................     Class B 0.50%        $ 11.37                    --
EQ/Long Term Bond................     Class B 0.95%        $ 11.19                    --
EQ/Long Term Bond................     Class B 1.20%        $ 11.08                   900
EQ/Long Term Bond................     Class B 1.25%        $ 11.06                 2,362

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Long Term Bond.......................     Class B 1.30%        $  8.43                 2,692
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                   203
EQ/Long Term Bond.......................     Class B 1.40%        $ 11.00                   652
EQ/Long Term Bond.......................     Class B 1.50%        $ 10.96                 2,588
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                 1,241
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   276
EQ/Long Term Bond.......................     Class B 1.65%        $ 10.90                 1,905
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                   237
EQ/Long Term Bond.......................     Class B 1.80%        $ 10.84                    --
EQ/Long Term Bond.......................     Class B 1.90%        $ 10.80                    --
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                    --
EQ/Lord Abbett Growth and Income........     Class B 0.95%        $  7.94                    --
EQ/Lord Abbett Growth and Income........     Class B 1.20%        $  7.87                   322
EQ/Lord Abbett Growth and Income........     Class B 1.25%        $  7.86                 1,713
EQ/Lord Abbett Growth and Income........     Class B 1.30%        $  7.87                 1,289
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   211
EQ/Lord Abbett Growth and Income........     Class B 1.40%        $  7.81                   531
EQ/Lord Abbett Growth and Income........     Class B 1.50%        $  7.78                 2,006
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                 1,303
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   323
EQ/Lord Abbett Growth and Income........     Class B 1.65%        $  7.74                 3,958
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   351
EQ/Lord Abbett Growth and Income........     Class B 1.80%        $  7.70                    --
EQ/Lord Abbett Growth and Income........     Class B 1.90%        $  7.67                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.95%        $  8.86                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.20%        $  8.78                   357
EQ/Lord Abbett Large Cap Core...........     Class B 1.25%        $  8.76                 1,147
EQ/Lord Abbett Large Cap Core...........     Class B 1.30%        $  8.81                 1,142
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   202
EQ/Lord Abbett Large Cap Core...........     Class B 1.40%        $  8.71                   781
EQ/Lord Abbett Large Cap Core...........     Class B 1.50%        $  8.68                 1,630
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                 1,080
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   207
EQ/Lord Abbett Large Cap Core...........     Class B 1.65%        $  8.63                 2,823
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   425
EQ/Lord Abbett Large Cap Core...........     Class B 1.80%        $  8.58                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.90%        $  8.55                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.95%        $  7.50                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.20%        $  7.43                   649
EQ/Lord Abbett Mid Cap Value............     Class B 1.25%        $  7.41                 3,815
EQ/Lord Abbett Mid Cap Value............     Class B 1.30%        $  7.47                 3,432
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                   197
EQ/Lord Abbett Mid Cap Value............     Class B 1.40%        $  7.37                 1,060
EQ/Lord Abbett Mid Cap Value............     Class B 1.50%        $  7.35                 4,221
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                 2,698
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                   354
EQ/Lord Abbett Mid Cap Value............     Class B 1.65%        $  7.30                 8,482
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   922
EQ/Lord Abbett Mid Cap Value............     Class B 1.80%        $  7.26                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.90%        $  7.24                    --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                    --
EQ/Marsico Focus........................     Class B 0.95%        $ 11.22                     6
EQ/Marsico Focus........................     Class B 1.20%        $ 11.01                 9,776
EQ/Marsico Focus........................     Class B 1.25%        $  9.05                16,060

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                 Contract charges     Unit Value     Units Outstanding (000s)
                                ------------------   ------------   -------------------------
EQ/Marsico Focus.............     Class B 1.30%        $  9.02                10,424
EQ/Marsico Focus.............     Class B 1.35%        $ 10.89                 1,313
EQ/Marsico Focus.............     Class B 1.40%        $ 10.85                14,437
EQ/Marsico Focus.............     Class B 1.50%        $  8.93                21,105
EQ/Marsico Focus.............     Class B 1.55%        $ 10.73                 9,050
EQ/Marsico Focus.............     Class B 1.60%        $ 10.69                 5,954
EQ/Marsico Focus.............     Class B 1.65%        $  8.86                27,244
EQ/Marsico Focus.............     Class B 1.70%        $ 10.61                 3,228
EQ/Marsico Focus.............     Class B 1.80%        $ 10.53                    49
EQ/Marsico Focus.............     Class B 1.90%        $ 10.45                     5
EQ/Mid Cap Index.............     Class B 0.50%        $  7.36                    --
EQ/Mid Cap Index.............     Class B 0.95%        $  7.09                    25
EQ/Mid Cap Index.............     Class B 1.20%        $  6.94                 8,228
EQ/Mid Cap Index.............     Class B 1.25%        $  8.03                 8,169
EQ/Mid Cap Index.............     Class B 1.30%        $  8.00                 3,947
EQ/Mid Cap Index.............     Class B 1.35%        $  6.86                 1,046
EQ/Mid Cap Index.............     Class B 1.40%        $  6.83                10,755
EQ/Mid Cap Index.............     Class B 1.50%        $  7.93                11,084
EQ/Mid Cap Index.............     Class B 1.55%        $  6.74                 7,091
EQ/Mid Cap Index.............     Class B 1.60%        $  6.71                 5,117
EQ/Mid Cap Index.............     Class B 1.65%        $  7.86                10,589
EQ/Mid Cap Index.............     Class B 1.70%        $  6.66                 1,863
EQ/Mid Cap Index.............     Class B 1.80%        $  6.60                    28
EQ/Mid Cap Index.............     Class B 1.90%        $  6.54                     4
EQ/Mid Cap Value PLUS........     Class B 0.50%        $ 11.23                    --
EQ/Mid Cap Value PLUS........     Class B 0.95%        $ 10.65                    12
EQ/Mid Cap Value PLUS........     Class B 1.20%        $ 10.34                 5,211
EQ/Mid Cap Value PLUS........     Class B 1.25%        $  9.11                 5,616
EQ/Mid Cap Value PLUS........     Class B 1.30%        $  9.06                 1,612
EQ/Mid Cap Value PLUS........     Class B 1.35%        $ 10.16                   780
EQ/Mid Cap Value PLUS........     Class B 1.40%        $ 10.10                 7,400
EQ/Mid Cap Value PLUS........     Class B 1.50%        $  8.99                 8,252
EQ/Mid Cap Value PLUS........     Class B 1.55%        $  9.92                 3,049
EQ/Mid Cap Value PLUS........     Class B 1.60%        $  9.86                 3,335
EQ/Mid Cap Value PLUS........     Class B 1.65%        $  8.92                 5,726
EQ/Mid Cap Value PLUS........     Class B 1.70%        $  9.74                   902
EQ/Mid Cap Value PLUS........     Class B 1.80%        $  9.63                    32
EQ/Mid Cap Value PLUS........     Class B 1.90%        $  9.52                    13
EQ/Money Market..............     Class B 0.00%        $ 44.43                    14
EQ/Money Market..............     Class B 0.50%        $ 38.72                    --
EQ/Money Market..............     Class B 0.95%        $ 34.19                     5
EQ/Money Market..............     Class B 1.15%        $ 11.33                   195
EQ/Money Market..............     Class B 1.15%        $ 32.35                    24
EQ/Money Market..............     Class B 1.20%        $ 31.90                 2,708
EQ/Money Market..............     Class B 1.25%        $ 10.82                 9,274
EQ/Money Market..............     Class B 1.30%        $ 10.67                 6,707
EQ/Money Market..............     Class B 1.35%        $ 30.60                 2,696
EQ/Money Market..............     Class B 1.40%        $ 30.17                 4,787
EQ/Money Market..............     Class B 1.50%        $ 10.68                20,804
EQ/Money Market..............     Class B 1.55%        $ 28.93                 5,634
EQ/Money Market..............     Class B 1.55%        $ 32.29                 4,286
EQ/Money Market..............     Class B 1.60%        $ 28.54                 4,635
EQ/Money Market..............     Class B 1.65%        $ 10.59                26,885
EQ/Money Market..............     Class B 1.70%        $ 27.75                 1,943
EQ/Money Market..............     Class B 1.70%        $ 32.26                   307
EQ/Money Market..............     Class B 1.80%        $ 26.99                     7
EQ/Money Market..............     Class B 1.90%        $ 26.24                    13

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%         $ 4.22                    --
EQ/Montag & Caldwell Growth...................     Class B 0.95%         $ 4.03                     8
EQ/Montag & Caldwell Growth...................     Class B 1.20%         $ 3.93                 1,807
EQ/Montag & Caldwell Growth...................     Class B 1.25%         $ 3.91                 3,564
EQ/Montag & Caldwell Growth...................     Class B 1.30%         $ 1.56                 9,857
EQ/Montag & Caldwell Growth...................     Class B 1.35%         $ 3.87                   617
EQ/Montag & Caldwell Growth...................     Class B 1.40%         $ 3.85                 4,010
EQ/Montag & Caldwell Growth...................     Class B 1.50%         $ 3.81                 6,462
EQ/Montag & Caldwell Growth...................     Class B 1.55%         $ 3.79                 5,847
EQ/Montag & Caldwell Growth...................     Class B 1.60%         $ 3.77                 1,065
EQ/Montag & Caldwell Growth...................     Class B 1.65%         $ 3.76                 8,750
EQ/Montag & Caldwell Growth...................     Class B 1.70%         $ 3.74                 1,560
EQ/Montag & Caldwell Growth...................     Class B 1.80%         $ 3.70                    14
EQ/Montag & Caldwell Growth...................     Class B 1.90%         $ 3.66                    --
EQ/Mutual Shares..............................     Class B 0.50%         $ 6.69                    --
EQ/Mutual Shares..............................     Class B 0.95%         $ 6.62                     4
EQ/Mutual Shares..............................     Class B 1.20%         $ 6.58                   922
EQ/Mutual Shares..............................     Class B 1.25%         $ 6.57                 2,806
EQ/Mutual Shares..............................     Class B 1.30%         $ 6.57                 5,798
EQ/Mutual Shares..............................     Class B 1.35%         $ 6.56                   193
EQ/Mutual Shares..............................     Class B 1.40%         $ 6.55                 1,147
EQ/Mutual Shares..............................     Class B 1.50%         $ 6.53                 2,595
EQ/Mutual Shares..............................     Class B 1.55%         $ 6.53                 3,890
EQ/Mutual Shares..............................     Class B 1.60%         $ 6.52                   499
EQ/Mutual Shares..............................     Class B 1.65%         $ 6.51                11,898
EQ/Mutual Shares..............................     Class B 1.70%         $ 6.50                 1,644
EQ/Mutual Shares..............................     Class B 1.80%         $ 6.49                     2
EQ/Mutual Shares..............................     Class B 1.90%         $ 6.47                    --
EQ/Oppenheimer Global.........................     Class B 0.50%         $ 6.90                    --
EQ/Oppenheimer Global.........................     Class B 0.95%         $ 6.83                    --
EQ/Oppenheimer Global.........................     Class B 1.20%         $ 6.79                   328
EQ/Oppenheimer Global.........................     Class B 1.25%         $ 6.78                 1,127
EQ/Oppenheimer Global.........................     Class B 1.30%         $ 6.77                 2,631
EQ/Oppenheimer Global.........................     Class B 1.35%         $ 6.76                   102
EQ/Oppenheimer Global.........................     Class B 1.40%         $ 6.75                   602
EQ/Oppenheimer Global.........................     Class B 1.50%         $ 6.74                 1,080
EQ/Oppenheimer Global.........................     Class B 1.55%         $ 6.73                 2,347
EQ/Oppenheimer Global.........................     Class B 1.60%         $ 6.72                   230
EQ/Oppenheimer Global.........................     Class B 1.65%         $ 6.71                 4,013
EQ/Oppenheimer Global.........................     Class B 1.70%         $ 6.71                   786
EQ/Oppenheimer Global.........................     Class B 1.80%         $ 6.69                    --
EQ/Oppenheimer Global.........................     Class B 1.90%         $ 6.68                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%         $ 6.87                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.95%         $ 6.79                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.20%         $ 6.75                   171
EQ/Oppenheimer Main Street Opportunity........     Class B 1.25%         $ 6.75                   358
EQ/Oppenheimer Main Street Opportunity........     Class B 1.30%         $ 6.74                   683
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%         $ 6.73                    43
EQ/Oppenheimer Main Street Opportunity........     Class B 1.40%         $ 6.72                   141
EQ/Oppenheimer Main Street Opportunity........     Class B 1.50%         $ 6.71                   516
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%         $ 6.70                   968
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%         $ 6.69                    63
EQ/Oppenheimer Main Street Opportunity........     Class B 1.65%         $ 6.68                   969
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%         $ 6.68                   130
EQ/Oppenheimer Main Street Opportunity........     Class B 1.80%         $ 6.66                     6
EQ/Oppenheimer Main Street Opportunity........     Class B 1.90%         $ 6.64                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Small Cap........     Class B 0.50%        $  6.68                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 0.95%        $  6.61                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 1.20%        $  6.57                   179
EQ/Oppenheimer Main Street Small Cap........     Class B 1.25%        $  6.57                   575
EQ/Oppenheimer Main Street Small Cap........     Class B 1.30%        $  6.56                 1,533
EQ/Oppenheimer Main Street Small Cap........     Class B 1.35%        $  6.55                    42
EQ/Oppenheimer Main Street Small Cap........     Class B 1.40%        $  6.54                   332
EQ/Oppenheimer Main Street Small Cap........     Class B 1.50%        $  6.53                   717
EQ/Oppenheimer Main Street Small Cap........     Class B 1.55%        $  6.52                 1,367
EQ/Oppenheimer Main Street Small Cap........     Class B 1.60%        $  6.51                   148
EQ/Oppenheimer Main Street Small Cap........     Class B 1.65%        $  6.50                 2,314
EQ/Oppenheimer Main Street Small Cap........     Class B 1.70%        $  6.50                   340
EQ/Oppenheimer Main Street Small Cap........     Class B 1.80%        $  6.48                     3
EQ/Oppenheimer Main Street Small Cap........     Class B 1.90%        $  6.47                    --
EQ/PIMCO Real Return........................     Class B 0.50%        $ 10.57                    --
EQ/PIMCO Real Return........................     Class B 0.95%        $ 10.39                    --
EQ/PIMCO Real Return........................     Class B 1.20%        $ 10.30                 3,734
EQ/PIMCO Real Return........................     Class B 1.25%        $ 10.28                10,323
EQ/PIMCO Real Return........................     Class B 1.30%        $  8.95                 9,821
EQ/PIMCO Real Return........................     Class B 1.35%        $ 10.24                 1,173
EQ/PIMCO Real Return........................     Class B 1.40%        $ 10.22                 7,245
EQ/PIMCO Real Return........................     Class B 1.50%        $ 10.18                16,250
EQ/PIMCO Real Return........................     Class B 1.55%        $ 10.17                11,794
EQ/PIMCO Real Return........................     Class B 1.60%        $ 10.15                 2,800
EQ/PIMCO Real Return........................     Class B 1.65%        $ 10.13                25,636
EQ/PIMCO Real Return........................     Class B 1.70%        $ 10.11                 2,525
EQ/PIMCO Real Return........................     Class B 1.80%        $ 10.07                    20
EQ/PIMCO Real Return........................     Class B 1.90%        $ 10.03                     2
EQ/Quality Bond PLUS........................     Class B 0.50%        $ 17.75                    --
EQ/Quality Bond PLUS........................     Class B 0.95%        $ 16.57                     2
EQ/Quality Bond PLUS........................     Class B 1.20%        $ 15.94                 2,700
EQ/Quality Bond PLUS........................     Class B 1.25%        $ 10.29                 3,340
EQ/Quality Bond PLUS........................     Class B 1.30%        $ 10.21                 1,880
EQ/Quality Bond PLUS........................     Class B 1.35%        $ 15.57                   324
EQ/Quality Bond PLUS........................     Class B 1.40%        $ 15.45                 4,304
EQ/Quality Bond PLUS........................     Class B 1.50%        $ 10.15                 5,828
EQ/Quality Bond PLUS........................     Class B 1.55%        $ 15.10                 1,534
EQ/Quality Bond PLUS........................     Class B 1.60%        $ 14.98                 1,459
EQ/Quality Bond PLUS........................     Class B 1.65%        $ 10.07                 4,558
EQ/Quality Bond PLUS........................     Class B 1.70%        $ 14.75                   502
EQ/Quality Bond PLUS........................     Class B 1.80%        $ 14.53                     4
EQ/Quality Bond PLUS........................     Class B 1.90%        $ 14.30                    31
EQ/Short Duration Bond......................     Class B 0.50%        $ 10.61                    --
EQ/Short Duration Bond......................     Class B 0.95%        $ 10.43                    --
EQ/Short Duration Bond......................     Class B 1.20%        $ 10.34                   478
EQ/Short Duration Bond......................     Class B 1.25%        $ 10.32                 1,426
EQ/Short Duration Bond......................     Class B 1.30%        $  9.93                 1,229
EQ/Short Duration Bond......................     Class B 1.35%        $ 10.28                   304
EQ/Short Duration Bond......................     Class B 1.40%        $ 10.26                 1,221
EQ/Short Duration Bond......................     Class B 1.50%        $ 10.22                 1,587
EQ/Short Duration Bond......................     Class B 1.55%        $ 10.20                 1,549
EQ/Short Duration Bond......................     Class B 1.60%        $ 10.18                   628
EQ/Short Duration Bond......................     Class B 1.65%        $ 10.16                 5,000
EQ/Short Duration Bond......................     Class B 1.70%        $ 10.15                   475
EQ/Short Duration Bond......................     Class B 1.80%        $ 10.11                     5
EQ/Short Duration Bond......................     Class B 1.90%        $ 10.07                     3

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Small Company Index...............     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index...............     Class B 0.95%        $ 11.28                   11
EQ/Small Company Index...............     Class B 1.20%        $ 10.97                2,545
EQ/Small Company Index...............     Class B 1.25%        $  9.41                3,503
EQ/Small Company Index...............     Class B 1.30%        $  9.35                2,215
EQ/Small Company Index...............     Class B 1.35%        $ 10.79                  995
EQ/Small Company Index...............     Class B 1.40%        $ 10.73                4,046
EQ/Small Company Index...............     Class B 1.50%        $  9.28                5,157
EQ/Small Company Index...............     Class B 1.55%        $ 10.55                2,777
EQ/Small Company Index...............     Class B 1.60%        $ 10.49                1,675
EQ/Small Company Index...............     Class B 1.65%        $  9.21                4,820
EQ/Small Company Index...............     Class B 1.70%        $ 10.37                  720
EQ/Small Company Index...............     Class B 1.80%        $ 10.26                    9
EQ/Small Company Index...............     Class B 1.90%        $ 10.14                    4
EQ/T. Rowe Price Growth Stock........     Class B 0.50%        $ 11.86                   --
EQ/T. Rowe Price Growth Stock........     Class B 0.95%        $ 10.81                    4
EQ/T. Rowe Price Growth Stock........     Class B 1.20%        $ 10.27                1,438
EQ/T. Rowe Price Growth Stock........     Class B 1.25%        $ 10.16                1,665
EQ/T. Rowe Price Growth Stock........     Class B 1.30%        $  3.85                2,900
EQ/T. Rowe Price Growth Stock........     Class B 1.35%        $  9.96                  369
EQ/T. Rowe Price Growth Stock........     Class B 1.40%        $  9.85                2,057
EQ/T. Rowe Price Growth Stock........     Class B 1.50%        $  9.65                2,729
EQ/T. Rowe Price Growth Stock........     Class B 1.55%        $  9.55                2,310
EQ/T. Rowe Price Growth Stock........     Class B 1.60%        $  9.45                1,328
EQ/T. Rowe Price Growth Stock........     Class B 1.65%        $  9.36                3,779
EQ/T. Rowe Price Growth Stock........     Class B 1.70%        $  9.26                  421
EQ/T. Rowe Price Growth Stock........     Class B 1.80%        $  9.07                   12
EQ/T. Rowe Price Growth Stock........     Class B 1.90%        $  8.88                   12
EQ/Templeton Growth..................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..................     Class B 0.95%        $  6.38                    1
EQ/Templeton Growth..................     Class B 1.20%        $  6.35                  561
EQ/Templeton Growth..................     Class B 1.25%        $  6.34                1,872
EQ/Templeton Growth..................     Class B 1.30%        $  6.33                4,870
EQ/Templeton Growth..................     Class B 1.35%        $  6.32                  189
EQ/Templeton Growth..................     Class B 1.40%        $  6.32                  766
EQ/Templeton Growth..................     Class B 1.50%        $  6.30                1,904
EQ/Templeton Growth..................     Class B 1.55%        $  6.29                3,287
EQ/Templeton Growth..................     Class B 1.60%        $  6.29                  411
EQ/Templeton Growth..................     Class B 1.65%        $  6.28                9,057
EQ/Templeton Growth..................     Class B 1.70%        $  6.27                  848
EQ/Templeton Growth..................     Class B 1.80%        $  6.26                    2
EQ/Templeton Growth..................     Class B 1.90%        $  6.24                   --
EQ/UBS Growth and Income.............     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.............     Class B 0.95%        $  3.84                   --
EQ/UBS Growth and Income.............     Class B 1.20%        $  3.75                  283
EQ/UBS Growth and Income.............     Class B 1.25%        $  3.73                1,764
EQ/UBS Growth and Income.............     Class B 1.30%        $  1.46                2,891
EQ/UBS Growth and Income.............     Class B 1.35%        $  3.69                  108
EQ/UBS Growth and Income.............     Class B 1.40%        $  3.67                  590
EQ/UBS Growth and Income.............     Class B 1.50%        $  3.63                3,589
EQ/UBS Growth and Income.............     Class B 1.55%        $  3.62                2,130
EQ/UBS Growth and Income.............     Class B 1.60%        $  3.60                  145
EQ/UBS Growth and Income.............     Class B 1.65%        $  3.58                3,308
EQ/UBS Growth and Income.............     Class B 1.70%        $  3.56                  153
EQ/UBS Growth and Income.............     Class B 1.80%        $  3.52                   --
EQ/UBS Growth and Income.............     Class B 1.90%        $  3.49                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                    --
EQ/Van Kampen Comstock.......................     Class B 0.95%        $  7.24                     1
EQ/Van Kampen Comstock.......................     Class B 1.20%        $  7.17                   493
EQ/Van Kampen Comstock.......................     Class B 1.25%        $  7.16                 4,223
EQ/Van Kampen Comstock.......................     Class B 1.30%        $  7.15                 2,784
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                   244
EQ/Van Kampen Comstock.......................     Class B 1.40%        $  7.12                   878
EQ/Van Kampen Comstock.......................     Class B 1.50%        $  7.09                 3,571
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                 2,035
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                   491
EQ/Van Kampen Comstock.......................     Class B 1.65%        $  7.05                10,821
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   545
EQ/Van Kampen Comstock.......................     Class B 1.80%        $  7.01                     2
EQ/Van Kampen Comstock.......................     Class B 1.90%        $  6.99                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.95%        $ 11.63                    30
EQ/Van Kampen Emerging Markets Equity........     Class B 1.20%        $ 11.30                 3,004
EQ/Van Kampen Emerging Markets Equity........     Class B 1.25%        $ 14.72                 5,840
EQ/Van Kampen Emerging Markets Equity........     Class B 1.30%        $ 14.63                 5,722
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                 1,671
EQ/Van Kampen Emerging Markets Equity........     Class B 1.40%        $ 11.05                 6,223
EQ/Van Kampen Emerging Markets Equity........     Class B 1.50%        $ 14.52                 9,735
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                 8,369
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                 2,396
EQ/Van Kampen Emerging Markets Equity........     Class B 1.65%        $ 14.40                 9,040
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                 1,528
EQ/Van Kampen Emerging Markets Equity........     Class B 1.80%        $ 10.55                    14
EQ/Van Kampen Emerging Markets Equity........     Class B 1.90%        $ 10.43                     2
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 0.95%        $  8.49                     5
EQ/Van Kampen Mid Cap Growth.................     Class B 1.20%        $  8.42                   971
EQ/Van Kampen Mid Cap Growth.................     Class B 1.25%        $  8.40                 3,245
EQ/Van Kampen Mid Cap Growth.................     Class B 1.30%        $  8.38                 3,390
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                   294
EQ/Van Kampen Mid Cap Growth.................     Class B 1.40%        $  8.35                 1,561
EQ/Van Kampen Mid Cap Growth.................     Class B 1.50%        $  8.32                 3,987
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                 3,782
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                   412
EQ/Van Kampen Mid Cap Growth.................     Class B 1.65%        $  8.28                 6,915
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   695
EQ/Van Kampen Mid Cap Growth.................     Class B 1.80%        $  8.23                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 1.90%        $  8.20                    --
EQ/Van Kampen Real Estate....................     Class B 1.20%        $  5.01                 1,885
EQ/Van Kampen Real Estate....................     Class B 1.25%        $  5.00                 9,478
EQ/Van Kampen Real Estate....................     Class B 1.30%        $  5.00                 6,805
EQ/Van Kampen Real Estate....................     Class B 1.40%        $  4.99                 3,678
EQ/Van Kampen Real Estate....................     Class B 1.50%        $  4.98                14,752
EQ/Van Kampen Real Estate....................     Class B 1.55%        $  4.98                 6,634
EQ/Van Kampen Real Estate....................     Class B 1.60%        $  4.98                   731
EQ/Van Kampen Real Estate....................     Class B 1.65%        $  4.97                13,059
EQ/Van Kampen Real Estate....................     Class B 1.70%        $  4.97                 1,342
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                    --
Multimanager Aggressive Equity...............     Class B 0.95%        $ 37.83                     1
Multimanager Aggressive Equity...............     Class B 1.20%        $ 35.69                   162
Multimanager Aggressive Equity...............     Class B 1.25%        $  7.59                   834
Multimanager Aggressive Equity...............     Class B 1.30%        $  7.50                   529

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
Multimanager Aggressive Equity...........     Class B 1.35%        $ 34.47                   305
Multimanager Aggressive Equity...........     Class B 1.40%        $ 34.07                   206
Multimanager Aggressive Equity...........     Class B 1.50%        $  7.49                 1,250
Multimanager Aggressive Equity...........     Class B 1.55%        $ 32.90                   210
Multimanager Aggressive Equity...........     Class B 1.60%        $ 32.52                   186
Multimanager Aggressive Equity...........     Class B 1.65%        $  7.43                 1,350
Multimanager Aggressive Equity...........     Class B 1.70%        $ 31.77                    53
Multimanager Aggressive Equity...........     Class B 1.80%        $ 31.04                     1
Multimanager Aggressive Equity...........     Class B 1.90%        $ 30.32                    --
Multimanager Core Bond...................     Class B 0.50%        $ 12.94                    --
Multimanager Core Bond...................     Class B 0.95%        $ 12.54                    --
Multimanager Core Bond...................     Class B 1.20%        $ 12.32                 8,401
Multimanager Core Bond...................     Class B 1.25%        $ 11.41                 6,075
Multimanager Core Bond...................     Class B 1.30%        $ 11.41                 2,680
Multimanager Core Bond...................     Class B 1.35%        $ 12.19                   705
Multimanager Core Bond...................     Class B 1.40%        $ 12.14                13,388
Multimanager Core Bond...................     Class B 1.50%        $ 11.26                 9,154
Multimanager Core Bond...................     Class B 1.55%        $ 12.02                 3,422
Multimanager Core Bond...................     Class B 1.60%        $ 11.97                 4,240
Multimanager Core Bond...................     Class B 1.65%        $ 11.17                11,031
Multimanager Core Bond...................     Class B 1.70%        $ 11.89                 3,511
Multimanager Core Bond...................     Class B 1.80%        $ 11.80                    19
Multimanager Core Bond...................     Class B 1.90%        $ 11.72                     3
Multimanager Health Care.................     Class B 0.50%        $  9.96                    --
Multimanager Health Care.................     Class B 0.95%        $  9.65                    --
Multimanager Health Care.................     Class B 1.20%        $  9.48                 2,706
Multimanager Health Care.................     Class B 1.25%        $ 10.01                 2,953
Multimanager Health Care.................     Class B 1.30%        $  9.97                 1,648
Multimanager Health Care.................     Class B 1.35%        $  9.38                   275
Multimanager Health Care.................     Class B 1.40%        $  9.34                 3,929
Multimanager Health Care.................     Class B 1.50%        $  9.87                 5,011
Multimanager Health Care.................     Class B 1.55%        $  9.25                 2,361
Multimanager Health Care.................     Class B 1.60%        $  9.21                 1,104
Multimanager Health Care.................     Class B 1.65%        $  9.79                 4,575
Multimanager Health Care.................     Class B 1.70%        $  9.15                   429
Multimanager Health Care.................     Class B 1.80%        $  9.08                     9
Multimanager Health Care.................     Class B 1.90%        $  9.02                     1
Multimanager High Yield..................     Class B 0.50%        $ 30.12                    --
Multimanager High Yield..................     Class B 0.95%        $ 27.26                     4
Multimanager High Yield..................     Class B 1.20%        $ 25.79                 2,545
Multimanager High Yield..................     Class B 1.25%        $  9.67                 6,014
Multimanager High Yield..................     Class B 1.30%        $  9.56                 2,102
Multimanager High Yield..................     Class B 1.35%        $ 24.94                 1,227
Multimanager High Yield..................     Class B 1.40%        $ 24.66                 3,858
Multimanager High Yield..................     Class B 1.50%        $  9.54                 9,841
Multimanager High Yield..................     Class B 1.55%        $ 23.85                 1,874
Multimanager High Yield..................     Class B 1.60%        $ 23.59                 2,063
Multimanager High Yield..................     Class B 1.65%        $  9.46                 6,601
Multimanager High Yield..................     Class B 1.70%        $ 23.07                   523
Multimanager High Yield..................     Class B 1.80%        $ 22.56                    11
Multimanager High Yield..................     Class B 1.90%        $ 22.06                     1
Multimanager International Equity........     Class B 0.50%        $ 10.39                    --
Multimanager International Equity........     Class B 0.95%        $ 10.06                    --
Multimanager International Equity........     Class B 1.20%        $  9.89                 2,888
Multimanager International Equity........     Class B 1.25%        $ 10.69                 3,883
Multimanager International Equity........     Class B 1.30%        $ 10.65                 2,606

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager International Equity.........     Class B 1.35%        $  9.78                  528
Multimanager International Equity.........     Class B 1.40%        $  9.75                4,854
Multimanager International Equity.........     Class B 1.50%        $ 10.54                6,101
Multimanager International Equity.........     Class B 1.55%        $  9.64                3,649
Multimanager International Equity.........     Class B 1.60%        $  9.61                1,547
Multimanager International Equity.........     Class B 1.65%        $ 10.46                7,867
Multimanager International Equity.........     Class B 1.70%        $  9.54                  951
Multimanager International Equity.........     Class B 1.80%        $  9.47                    9
Multimanager International Equity.........     Class B 1.90%        $  9.41                    1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                   --
Multimanager Large Cap Core Equity........     Class B 0.95%        $  7.84                    3
Multimanager Large Cap Core Equity........     Class B 1.20%        $  7.70                1,747
Multimanager Large Cap Core Equity........     Class B 1.25%        $  8.40                  907
Multimanager Large Cap Core Equity........     Class B 1.30%        $  8.36                  507
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                  192
Multimanager Large Cap Core Equity........     Class B 1.40%        $  7.59                2,992
Multimanager Large Cap Core Equity........     Class B 1.50%        $  8.28                1,691
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                  981
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                1,012
Multimanager Large Cap Core Equity........     Class B 1.65%        $  8.22                1,797
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                  447
Multimanager Large Cap Core Equity........     Class B 1.80%        $  7.38                    3
Multimanager Large Cap Core Equity........     Class B 1.90%        $  7.33                   --
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                   --
Multimanager Large Cap Growth.............     Class B 0.95%        $  5.86                   --
Multimanager Large Cap Growth.............     Class B 1.20%        $  5.76                3,514
Multimanager Large Cap Growth.............     Class B 1.25%        $  6.86                2,547
Multimanager Large Cap Growth.............     Class B 1.30%        $  6.83                1,190
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                  415
Multimanager Large Cap Growth.............     Class B 1.40%        $  5.68                6,433
Multimanager Large Cap Growth.............     Class B 1.50%        $  6.76                3,750
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                1,942
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                2,508
Multimanager Large Cap Growth.............     Class B 1.65%        $  6.71                3,987
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  840
Multimanager Large Cap Growth.............     Class B 1.80%        $  5.52                   39
Multimanager Large Cap Growth.............     Class B 1.90%        $  5.48                   --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                   --
Multimanager Large Cap Value..............     Class B 0.95%        $  9.32                   16
Multimanager Large Cap Value..............     Class B 1.20%        $  9.15                4,173
Multimanager Large Cap Value..............     Class B 1.25%        $  9.87                4,032
Multimanager Large Cap Value..............     Class B 1.30%        $  9.83                2,483
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                  478
Multimanager Large Cap Value..............     Class B 1.40%        $  9.02                6,385
Multimanager Large Cap Value..............     Class B 1.50%        $  9.73                6,245
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                3,416
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                2,480
Multimanager Large Cap Value..............     Class B 1.65%        $  9.65                6,951
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  921
Multimanager Large Cap Value..............     Class B 1.80%        $  8.77                   33
Multimanager Large Cap Value..............     Class B 1.90%        $  8.71                   --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                   --
Multimanager Mid Cap Growth...............     Class B 0.95%        $  6.91                    1
Multimanager Mid Cap Growth...............     Class B 1.20%        $  6.79                4,628
Multimanager Mid Cap Growth...............     Class B 1.25%        $  8.30                2,663
Multimanager Mid Cap Growth...............     Class B 1.30%        $  8.27                1,229

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
Multimanager Mid Cap Growth..........     Class B 1.35%        $  6.72                  426
Multimanager Mid Cap Growth..........     Class B 1.40%        $  6.69                7,140
Multimanager Mid Cap Growth..........     Class B 1.50%        $  8.18                4,032
Multimanager Mid Cap Growth..........     Class B 1.55%        $  6.62                1,770
Multimanager Mid Cap Growth..........     Class B 1.60%        $  6.60                2,611
Multimanager Mid Cap Growth..........     Class B 1.65%        $  8.12                4,317
Multimanager Mid Cap Growth..........     Class B 1.70%        $  6.55                  813
Multimanager Mid Cap Growth..........     Class B 1.80%        $  6.50                   11
Multimanager Mid Cap Growth..........     Class B 1.90%        $  6.46                    1
Multimanager Mid Cap Value...........     Class B 0.50%        $  9.22                   --
Multimanager Mid Cap Value...........     Class B 0.95%        $  8.93                    3
Multimanager Mid Cap Value...........     Class B 1.20%        $  8.78                3,405
Multimanager Mid Cap Value...........     Class B 1.25%        $  9.40                2,512
Multimanager Mid Cap Value...........     Class B 1.30%        $  9.36                1,300
Multimanager Mid Cap Value...........     Class B 1.35%        $  8.68                  410
Multimanager Mid Cap Value...........     Class B 1.40%        $  8.65                5,707
Multimanager Mid Cap Value...........     Class B 1.50%        $  9.27                3,935
Multimanager Mid Cap Value...........     Class B 1.55%        $  8.56                1,982
Multimanager Mid Cap Value...........     Class B 1.60%        $  8.53                2,077
Multimanager Mid Cap Value...........     Class B 1.65%        $  9.20                4,175
Multimanager Mid Cap Value...........     Class B 1.70%        $  8.47                  727
Multimanager Mid Cap Value...........     Class B 1.80%        $  8.41                   11
Multimanager Mid Cap Value...........     Class B 1.90%        $  8.35                    1
Multimanager Small Cap Growth........     Class B 0.50%        $  5.60                   --
Multimanager Small Cap Growth........     Class B 0.95%        $  5.35                    1
Multimanager Small Cap Growth........     Class B 1.20%        $  5.21                  728
Multimanager Small Cap Growth........     Class B 1.25%        $  5.19                4,114
Multimanager Small Cap Growth........     Class B 1.30%        $  2.98                4,840
Multimanager Small Cap Growth........     Class B 1.35%        $  5.14                  306
Multimanager Small Cap Growth........     Class B 1.40%        $  5.11                1,483
Multimanager Small Cap Growth........     Class B 1.50%        $  5.06                5,941
Multimanager Small Cap Growth........     Class B 1.55%        $  5.03                3,484
Multimanager Small Cap Growth........     Class B 1.60%        $  5.01                  350
Multimanager Small Cap Growth........     Class B 1.65%        $  4.98                6,845
Multimanager Small Cap Growth........     Class B 1.70%        $  4.95                  687
Multimanager Small Cap Growth........     Class B 1.80%        $  4.90                    1
Multimanager Small Cap Growth........     Class B 1.90%        $  4.85                   --
Multimanager Small Cap Value.........     Class B 0.50%        $ 11.78                   --
Multimanager Small Cap Value.........     Class B 0.95%        $ 11.21                    9
Multimanager Small Cap Value.........     Class B 1.20%        $ 10.90                4,558
Multimanager Small Cap Value.........     Class B 1.25%        $  8.20                6,215
Multimanager Small Cap Value.........     Class B 1.30%        $  8.15                  910
Multimanager Small Cap Value.........     Class B 1.35%        $ 10.72                2,179
Multimanager Small Cap Value.........     Class B 1.40%        $ 10.66                5,936
Multimanager Small Cap Value.........     Class B 1.50%        $  8.09                7,894
Multimanager Small Cap Value.........     Class B 1.55%        $ 10.48                1,879
Multimanager Small Cap Value.........     Class B 1.60%        $ 10.43                3,075
Multimanager Small Cap Value.........     Class B 1.65%        $  8.02                6,403
Multimanager Small Cap Value.........     Class B 1.70%        $ 10.31                  666
Multimanager Small Cap Value.........     Class B 1.80%        $ 10.20                   29
Multimanager Small Cap Value.........     Class B 1.90%        $ 10.08                    6
Multimanager Technology..............     Class B 0.50%        $  6.85                   --
Multimanager Technology..............     Class B 0.95%        $  6.64                   25
Multimanager Technology..............     Class B 1.20%        $  6.52                2,156
Multimanager Technology..............     Class B 1.25%        $  7.60                2,241
Multimanager Technology..............     Class B 1.30%        $  7.57                1,902

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                   Contract charges     Unit Value     Units Outstanding (000s)
                                  ------------------   ------------   -------------------------
Multimanager Technology........     Class B 1.35%         $ 6.45                  537
Multimanager Technology........     Class B 1.40%         $ 6.43                4,601
Multimanager Technology........     Class B 1.50%         $ 7.50                5,133
Multimanager Technology........     Class B 1.55%         $ 6.36                4,243
Multimanager Technology........     Class B 1.60%         $ 6.34                2,147
Multimanager Technology........     Class B 1.65%         $ 7.44                4,301
Multimanager Technology........     Class B 1.70%         $ 6.29                  462
Multimanager Technology........     Class B 1.80%         $ 6.25                    8
Multimanager Technology........     Class B 1.90%         $ 6.20                   --

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                          Allocation         Allocation            Allocation
                                                     ------------------- ------------------ -----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     43,475,876     $   60,694,901       $   47,959,378
  Expenses:
    Asset-based charges.............................        39,539,772         13,658,850           18,031,056
                                                      ----------------     --------------       --------------
Net Investment Income (Loss)........................         3,936,104         47,036,051           29,928,322
                                                      ----------------     --------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............       (50,014,957)       (21,365,385)         (25,239,385)
  Realized gain distribution from The Trusts........       181,297,323         13,756,608           32,119,239
                                                      ----------------     --------------       --------------
  Net realized gain (loss)..........................       131,282,366         (7,608,777)           6,879,854
                                                      ----------------     --------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................    (1,449,797,143)      (159,266,295)        (315,384,042)
                                                      ----------------     --------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,318,514,777)      (166,875,072)        (308,504,188)
                                                      ----------------     --------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................  $ (1,314,578,673)    $ (119,839,021)      $ (278,575,866)
                                                      ================     ==============       ==============



                                                          AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                           Allocation          Allocation          Common Stock
                                                      ------------------- ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    228,580,685    $    225,406,113       $   15,061,103
  Expenses:
    Asset-based charges.............................         83,977,450         142,061,852           13,400,647
                                                       ----------------    ----------------       --------------
Net Investment Income (Loss)........................        144,603,235          83,344,261            1,660,456
                                                       ----------------    ----------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............         (1,977,088)        (46,138,786)          (9,877,898)
  Realized gain distribution from The Trusts........        242,661,895         500,717,492                   --
                                                       ----------------    ----------------       --------------
  Net realized gain (loss)..........................        240,684,807         454,578,706           (9,877,898)
                                                       ----------------    ----------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................     (2,048,184,961)     (4,240,331,255)        (509,119,672)
                                                       ----------------    ----------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,807,500,154)     (3,785,752,549)        (518,997,570)
                                                       ----------------    ----------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   $ (1,662,896,919)   $ (3,702,408,288)      $ (517,337,114)
                                                       ================    ================       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Securities           International        Small Cap Growth
                                                     --------------------- ---------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $ 12,784,560          $   27,095,257         $           --
  Expenses:
    Asset-based charges.............................        4,962,814              14,618,030              6,084,011
                                                         ------------          --------------         --------------
Net Investment Income (Loss)........................        7,821,746              12,477,227             (6,084,011)
                                                         ------------          --------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,366,840)              8,071,308             (8,898,837)
    Realized gain distribution from The Trusts......               --              16,908,423                589,575
                                                         ------------          --------------         --------------
  Net realized gain (loss)..........................       (1,366,840)             24,979,731             (8,309,262)
                                                         ------------          --------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................        1,364,716            (689,165,353)          (222,476,523)
                                                         ------------          --------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................           (2,124)           (664,185,622)          (230,785,785)
                                                         ------------          --------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $  7,819,622          $ (651,708,395)        $ (236,869,796)
                                                         ============          ==============         ==============



                                                           EQ/Ariel          EQ/AXA Rosenberg         EQ/BlackRock
                                                       Appreciation II   Value Long/Short Equity   Basic Value Equity
                                                      ----------------- ------------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     454,064         $     256,168         $   11,805,862
  Expenses:
    Asset-based charges.............................          723,965             2,099,814              9,899,013
                                                        -------------         -------------         --------------
Net Investment Income (Loss)........................         (269,901)           (1,843,646)             1,906,849
                                                        -------------         -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,904,956)           (3,734,130)           (10,058,990)
    Realized gain distribution from The Trusts......          178,911                    --              3,251,229
                                                        -------------         -------------         --------------
  Net realized gain (loss)..........................       (3,726,045)           (3,734,130)            (6,807,761)
                                                        -------------         -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (21,331,726)           (5,980,556)          (305,492,350)
                                                        -------------         -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (25,057,771)           (9,714,686)          (312,300,111)
                                                        -------------         -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (25,327,672)        $ (11,558,332)        $ (310,393,262)
                                                        =============         =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                      International Value      Equity Income     Socially Responsible
                                                     --------------------- -------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   18,961,935        $   4,298,665         $     153,020
  Expenses:
    Asset-based charges.............................        12,681,260            2,589,159               749,526
                                                        --------------        -------------         -------------
Net Investment Income (Loss)........................         6,280,675            1,709,506              (596,506)
                                                        --------------        -------------         -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............            85,152           (7,074,396)           (1,410,399)
    Realized gain distribution from The Trusts......        21,437,617            2,067,390               734,616
                                                        --------------        -------------         -------------
  Net realized gain (loss)..........................        21,522,769           (5,007,006)             (675,783)
                                                        --------------        -------------         -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (506,344,124)         (66,805,964)          (28,608,826)
                                                        --------------        -------------         -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (484,821,355)         (71,812,970)          (29,284,609)
                                                        --------------        -------------         -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (478,540,680)       $ (70,103,464)        $ (29,881,115)
                                                        ==============        =============         =============


                                                          EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                       Guardian Growth   Guardian Research    High Yield Bond
                                                      ----------------- ------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      658,708     $   10,435,729       $  11,366,597
  Expenses:
    Asset-based charges.............................        5,488,589         16,684,762           2,080,066
                                                       --------------     --------------       -------------
Net Investment Income (Loss)........................       (4,829,881)        (6,249,033)          9,286,531
                                                       --------------     --------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,137,954)        15,643,765          (7,485,659)
    Realized gain distribution from The Trusts......               --         19,216,412                  --
                                                       --------------     --------------       -------------
  Net realized gain (loss)..........................       (3,137,954)        34,860,177          (7,485,659)
                                                       --------------     --------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (175,765,854)      (581,110,378)        (33,083,367)
                                                       --------------     --------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (178,903,808)      (546,250,201)        (40,569,026)
                                                       --------------     --------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (183,733,689)    $ (552,499,234)      $ (31,282,495)
                                                       ==============     ==============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Davis          EQ/Equity         EQ/Evergreen
                                                      New York Venture      500 Index      International Bond
                                                     ------------------ ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    1,766,544    $   21,523,400      $   70,881,744
  Expenses:
    Asset-based charges.............................        4,240,760        18,255,723           5,386,252
                                                       --------------    --------------      --------------
Net Investment Income (Loss)........................       (2,474,216)        3,267,677          65,495,492
                                                       --------------    --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (11,064,766)        1,257,345           7,956,127
    Realized gain distribution from The Trusts......               --        12,189,496                  --
                                                       --------------    --------------      --------------
  Net realized gain (loss)..........................      (11,064,766)       13,446,841           7,956,127
                                                       --------------    --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (130,689,555)     (588,331,784)        (67,209,876)
                                                       --------------    --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (141,754,321)     (574,884,943)        (59,253,749)
                                                       --------------    --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (144,228,537)   $ (571,617,266)     $    6,241,743
                                                       ==============    ==============      ==============



                                                        EQ/Evergreen       EQ/Franklin       EQ/Franklin
                                                            Omega            Income        Small Cap Value
                                                      ---------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     884,502     $   34,505,301    $     728,241
  Expenses:
    Asset-based charges.............................       2,171,800          8,165,359        1,010,387
                                                       -------------     --------------    -------------
Net Investment Income (Loss)........................      (1,287,298)        26,339,942         (282,146)
                                                       -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (6,872,902)       (25,473,569)      (8,686,880)
    Realized gain distribution from The Trusts......       2,430,624                 --               --
                                                       -------------     --------------    -------------
  Net realized gain (loss)..........................      (4,442,278)       (25,473,569)      (8,686,880)
                                                       -------------     --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (45,017,948)      (210,034,118)     (21,900,745)
                                                       -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (49,460,226)      (235,507,687)     (30,587,625)
                                                       -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (50,747,524)    $ (209,167,745)   $ (30,869,771)
                                                       =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Franklin         EQ/GAMCO
                                                      Templeton Founding     Mergers and     EQ/GAMCO Small
                                                           Strategy         Acquisitions      Company Value
                                                     -------------------- ---------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   51,453,841     $     626,961     $    2,731,988
  Expenses:
    Asset-based charges.............................        15,487,283         1,850,488          6,616,581
                                                        --------------     -------------     --------------
Net Investment Income (Loss)........................        35,966,558        (1,223,527)        (3,884,593)
                                                        --------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (26,487,462)       (3,821,896)        (9,622,960)
    Realized gain distribution from The Trusts......             2,080         4,859,572         15,812,497
                                                        --------------     -------------     --------------
  Net realized gain (loss)..........................       (26,485,382)        1,037,676          6,189,537
                                                        --------------     -------------     --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................      (501,379,956)      (20,056,018)      (172,866,113)
                                                        --------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (527,865,338)      (19,018,342)      (166,676,576)
                                                        --------------     -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (491,898,780)    $ (20,241,869)    $ (170,561,169)
                                                        ==============     =============     ==============


                                                      EQ/International                          EQ/International
                                                          Core PLUS      EQ/International ETF        Growth
                                                     ------------------ ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   12,455,363        $    152,463       $    2,259,940
  Expenses:
    Asset-based charges.............................       12,361,599                  --            3,435,543
                                                       --------------        ------------       --------------
Net Investment Income (Loss)........................           93,764             152,463           (1,175,603)
                                                       --------------        ------------       --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       11,471,956            (319,876)         (14,203,965)
    Realized gain distribution from The Trusts......       12,279,301                 342            4,593,717
                                                       --------------        ------------       --------------
  Net realized gain (loss)..........................       23,751,257            (319,534)          (9,610,248)
                                                       --------------        ------------       --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (488,516,584)         (1,432,902)        (105,847,924)
                                                       --------------        ------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (464,765,327)         (1,752,436)        (115,458,172)
                                                       --------------        ------------       --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (464,671,563)       $ (1,599,973)      $ (116,633,775)
                                                       ==============        ============       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/JPMorgan         EQ/JPMorgan
                                                          Core Bond      Value Opportunities
                                                     ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   44,337,650      $    5,558,859
  Expenses:
    Asset-based charges.............................       15,878,364           4,493,938
                                                       --------------      --------------
Net Investment Income (Loss)........................       28,459,286           1,064,921
                                                       --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,827,360)        (20,041,344)
    Realized gain distribution from The Trusts......               --           3,330,483
                                                       --------------      --------------
  Net realized gain (loss)..........................      (33,827,360)        (16,710,861)
                                                       --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (114,440,875)       (141,195,370)
                                                       --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (148,268,235)       (157,906,231)
                                                       --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (119,808,949)     $ (156,841,310)
                                                       ==============      ==============



                                                       EQ/Large Cap      EQ/Large Cap      EQ/Large Cap      EQ/Large Cap
                                                         Core PLUS       Growth Index      Growth PLUS        Value Index
                                                     ---------------- ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     640,135    $      471,270    $      300,001     $    1,773,982
  Expenses:
    Asset-based charges.............................      2,768,486         4,855,764         4,147,421          1,947,525
                                                      -------------    --------------    --------------     --------------
Net Investment Income (Loss)........................     (2,128,351)       (4,384,494)       (3,847,420)          (173,543)
                                                      -------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (8,730,231)         (753,175)        3,819,000        (18,493,317)
    Realized gain distribution from The Trusts......             --                --                --          3,511,072
                                                      -------------    --------------    --------------     --------------
  Net realized gain (loss)..........................     (8,730,231)         (753,175)        3,819,000        (14,982,245)
                                                      -------------    --------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (75,404,584)     (145,142,612)     (134,073,469)       (88,532,502)
                                                      -------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (84,134,815)     (145,895,787)     (130,254,469)      (103,514,747)
                                                      -------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (86,263,166)   $ (150,280,281)   $ (134,101,889)    $ (103,688,290)
                                                      =============    ==============    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap       EQ/Long       EQ/Lord Abbett
                                                         Value PLUS       Term Bond    Growth and Income
                                                     ------------------ ------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   48,778,635    $7,007,165      $   1,886,684
  Expenses:
    Asset-based charges.............................       24,855,470     1,644,108          1,802,702
                                                       --------------    ----------      -------------
Net Investment Income (Loss)........................       23,923,165     5,363,057             83,982
                                                       --------------    ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,805,389)     (328,018)        (3,662,419)
    Realized gain distribution from The Trusts......               --       794,483            309,320
                                                       --------------    ----------      -------------
  Net realized gain (loss)..........................      (33,805,389)      466,465         (3,353,099)
                                                       --------------    ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (936,768,121)      557,676        (52,452,677)
                                                       --------------    ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (970,573,510)    1,024,141        (55,805,776)
                                                       --------------    ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (946,650,345)   $6,387,198      $ (55,721,794)
                                                       ==============    ==========      =============


                                                      EQ/Lord Abbett    EQ/Lord Abbett       EQ/Marsico
                                                      Large Cap Core     Mid Cap Value         Focus
                                                     ---------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   1,068,793     $    3,793,229    $   14,996,911
  Expenses:
    Asset-based charges.............................      1,331,320          3,723,396        23,224,023
                                                      -------------     --------------    --------------
Net Investment Income (Loss)........................       (262,527)            69,833        (8,227,112)
                                                      -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (3,881,435)       (13,493,734)       23,216,990
    Realized gain distribution from The Trusts......        605,586          7,228,956        16,603,409
                                                      -------------     --------------    --------------
  Net realized gain (loss)..........................     (3,275,849)        (6,264,778)       39,820,399
                                                      -------------     --------------    --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................    (30,541,689)      (117,086,130)     (832,575,684)
                                                      -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (33,817,538)      (123,350,908)     (792,755,285)
                                                      -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (34,080,065)    $ (123,281,075)   $ (800,982,397)
                                                      =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap        EQ/Mid Cap        EQ/Money
                                                           Index           Value PLUS         Market
                                                     ----------------- ------------------ --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    6,969,523     $    8,466,656    $22,433,185
  Expenses:
    Asset-based charges.............................      11,507,198          8,849,281     17,129,200
                                                      --------------     --------------    -----------
Net Investment Income (Loss)........................      (4,537,675)          (382,625)     5,303,985
                                                      --------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (32,831,518)       (79,877,282)       (71,662)
    Realized gain distribution from The Trusts......       8,574,962                 --             --
                                                      --------------     --------------    -----------
  Net realized gain (loss)..........................     (24,256,556)       (79,877,282)       (71,662)
                                                      --------------     --------------    -----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (472,975,556)      (212,234,558)       (62,631)
                                                      --------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (497,232,112)      (292,111,840)      (134,293)
                                                      --------------     --------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (501,769,787)    $ (292,494,465)   $ 5,169,692
                                                      ==============     ==============    ===========


                                                      EQ/Montag & Caldwell       EQ/Mutual      EQ/Oppenheimer
                                                             Growth               Shares            Global
                                                     ---------------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $     358,514        $   10,575,549    $   1,528,008
  Expenses:
    Asset-based charges.............................         2,089,490             4,281,598        1,699,945
                                                         -------------        --------------    -------------
Net Investment Income (Loss)........................        (1,730,976)            6,293,951         (171,937)
                                                         -------------        --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (6,065,466)          (17,044,008)     (11,040,438)
    Realized gain distribution from The Trusts......                --                    --          187,676
                                                         -------------        --------------    -------------
  Net realized gain (loss)..........................        (6,065,466)          (17,044,008)     (10,852,762)
                                                         -------------        --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (53,756,587)         (126,766,530)     (51,264,819)
                                                         -------------        --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (59,822,053)         (143,810,538)     (62,117,581)
                                                         -------------        --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (61,553,029)       $ (137,516,587)   $ (62,289,518)
                                                         =============        ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street       Main Street
                                                        Opportunity        Small Cap
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     278,515    $      66,175
  Expenses:
    Asset-based charges.............................         498,725          871,683
                                                       -------------    -------------
Net Investment Income (Loss)........................        (220,210)        (805,508)
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (5,044,440)      (6,080,785)
    Realized gain distribution from The Trusts......              --          134,596
                                                       -------------    -------------
  Net realized gain (loss)..........................      (5,044,440)      (5,946,189)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (16,088,699)     (26,326,303)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (21,133,139)     (32,272,492)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (21,353,349)   $ (33,078,000)
                                                       =============    =============


                                                          EQ/PIMCO        EQ/Quality        EQ/Short         EQ/Small
                                                        Real Return        Bond PLUS     Duration Bond     Company Index
                                                     ----------------- ---------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   26,106,437    $  18,806,873    $   8,372,433    $    3,126,354
  Expenses:
    Asset-based charges.............................      12,155,601        5,412,722        1,690,017         5,370,137
                                                      --------------    -------------    -------------    --------------
Net Investment Income (Loss)........................      13,950,836       13,394,151        6,682,416        (2,243,783)
                                                      --------------    -------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       5,446,842       (7,378,896)      (1,147,459)      (11,882,685)
    Realized gain distribution from The Trusts......      50,351,628               --               --        30,372,072
                                                      --------------    -------------    -------------    --------------
  Net realized gain (loss)..........................      55,798,470       (7,378,896)      (1,147,459)       18,489,387
                                                      --------------    -------------    -------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (139,568,977)     (36,321,748)     (10,470,086)     (168,643,358)
                                                      --------------    -------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (83,770,507)     (43,700,644)     (11,617,545)     (150,153,971)
                                                      --------------    -------------    -------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (69,819,671)   $ (30,306,493)   $  (4,935,129)   $ (152,397,754)
                                                      ==============    =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/T. Rowe Price     EQ/Templeton
                                                        Growth Stock          Growth
                                                     ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $        8,160     $    3,339,056
  Expenses:
    Asset-based charges.............................        3,540,524          3,217,154
                                                       --------------     --------------
Net Investment Income (Loss)........................       (3,532,364)           121,902
                                                       --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,862,403)       (15,288,794)
    Realized gain distribution from The Trusts......           50,320                 --
                                                       --------------     --------------
  Net realized gain (loss)..........................       (1,812,083)       (15,288,794)
                                                       --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (120,650,775)       (95,839,083)
                                                       --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (122,462,858)      (111,127,877)
                                                       --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (125,995,222)    $ (111,005,975)
                                                       ==============     ==============


                                                                                              EQ/Van Kampen
                                                            EQ/UBS         EQ/Van Kampen    Emerging Markets    EQ/Van Kampen
                                                      Growth and Income       Comstock           Equity         Mid Cap Growth
                                                     ------------------- ----------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     830,802     $    4,773,911     $    1,771,182    $           --
  Expenses:
    Asset-based charges.............................          985,039          3,627,620         17,523,987         4,334,837
                                                        -------------     --------------     --------------    --------------
Net Investment Income (Loss)........................         (154,237)         1,146,291        (15,752,805)       (4,334,837)
                                                        -------------     --------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (2,709,534)        (8,955,642)         3,617,201       (10,432,354)
    Realized gain distribution from The Trusts......               --          2,171,823         61,537,000                --
                                                        -------------     --------------     --------------    --------------
  Net realized gain (loss)..........................       (2,709,534)        (6,783,819)        65,154,201       (10,432,354)
                                                        -------------     --------------     --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (30,779,777)      (103,659,127)      (985,591,293)     (166,657,947)
                                                        -------------     --------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (33,489,311)      (110,442,946)      (920,437,092)     (177,090,301)
                                                        -------------     --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (33,643,548)    $ (109,296,655)    $ (936,189,897)   $ (181,425,138)
                                                        =============     ==============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen       Multimanager      Multimanager
                                                         Real Estate     Aggressive Equity      Core Bond
                                                     ------------------ ------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   10,226,118      $     362,630     $   33,788,400
  Expenses:
    Asset-based charges.............................        6,058,268          1,480,732          9,990,211
                                                       --------------      -------------     --------------
Net Investment Income (Loss)........................        4,167,850         (1,118,102)        23,798,189
                                                       --------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (21,534,708)        (1,624,330)        (3,756,623)
    Realized gain distribution from The Trusts......        3,110,516                 --         19,359,681
                                                       --------------      -------------     --------------
  Net realized gain (loss)..........................      (18,424,192)        (1,624,330)        15,603,058
                                                       --------------      -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (172,012,766)       (58,474,374)       (31,731,111)
                                                       --------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (190,436,958)       (60,098,704)       (16,128,053)
                                                       --------------      -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (186,269,108)     $ (61,216,806)    $    7,670,136
                                                       ==============      =============     ==============


                                                       Multimanager      Multimanager         Multimanager
                                                        Health Care       High Yield      International Equity
                                                     ---------------- ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   63,373,150      $    8,541,362
  Expenses:
    Asset-based charges.............................      4,239,081         10,614,425           8,055,090
                                                      -------------     --------------      --------------
Net Investment Income (Loss)........................     (4,239,081)        52,758,725             486,272
                                                      -------------     --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,210,901)       (38,020,929)         (2,187,524)
    Realized gain distribution from The Trusts......      3,403,465                 --          10,424,588
                                                      -------------     --------------      --------------
  Net realized gain (loss)..........................     (3,807,436)       (38,020,929)          8,237,064
                                                      -------------     --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (85,613,153)      (201,076,743)       (341,084,511)
                                                      -------------     --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (89,420,589)      (239,097,672)       (332,847,447)
                                                      -------------     --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (93,659,670)    $ (186,338,947)     $ (332,361,175)
                                                      =============     ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager      Multimanager      Multimanager
                                                         Large Cap         Large Cap          Large Cap
                                                        Core Equity          Growth             Value
                                                     ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     716,674    $           --     $    6,792,003
  Expenses:
    Asset-based charges.............................       1,999,491         3,718,749          7,111,367
                                                       -------------    --------------     --------------
Net Investment Income (Loss)........................      (1,282,817)       (3,718,749)          (319,364)
                                                       -------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (3,352,636)       (9,839,415)       (18,007,950)
    Realized gain distribution from The Trusts......         299,468            41,523          1,170,362
                                                       -------------    --------------     --------------
  Net realized gain (loss)..........................      (3,053,168)       (9,797,892)       (16,837,588)
                                                       -------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (63,496,754)     (130,114,572)      (209,296,551)
                                                       -------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (66,549,922)     (139,912,464)      (226,134,139)
                                                       -------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (67,832,739)   $ (143,631,213)    $ (226,453,503)
                                                       =============    ==============     ==============



                                                        Multimanager       Multimanager       Multimanager
                                                           Mid Cap            Mid Cap           Small Cap
                                                           Growth              Value             Growth
                                                     ------------------ ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $           --     $    1,443,577     $           --
  Expenses:
    Asset-based charges.............................        4,650,103          4,586,595          2,723,714
                                                       --------------     --------------     --------------
Net Investment Income (Loss)........................       (4,650,103)        (3,143,018)        (2,723,714)
                                                       --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (13,929,844)       (31,220,744)       (17,341,396)
    Realized gain distribution from The Trusts......        3,491,950          4,074,649            728,355
                                                       --------------     --------------     --------------
  Net realized gain (loss)..........................      (10,437,894)       (27,146,095)       (16,613,041)
                                                       --------------     --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (161,055,636)      (107,537,998)       (81,669,836)
                                                       --------------     --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (171,493,530)      (134,684,093)       (98,282,877)
                                                       --------------     --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (176,143,633)    $ (137,827,111)    $ (101,006,591)
                                                       ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager
                                                         Small Cap        Multimanager
                                                           Value           Technology
                                                     ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    1,321,259    $           --
  Expenses:
    Asset-based charges.............................       7,992,100         4,289,714
                                                      --------------    --------------
Net Investment Income (Loss)........................      (6,670,841)       (4,289,714)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (46,163,380)        4,441,497
    Realized gain distribution from The Trusts......       2,300,176                --
                                                      --------------    --------------
  Net realized gain (loss)..........................     (43,863,204)        4,441,497
                                                      --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (199,190,979)     (179,730,920)
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (243,054,183)     (175,289,423)
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (249,725,024)   $ (179,579,137)
                                                      ==============    ==============


                                                      Target 2015   Target 2025   Target 2035    Target 2045
                                                       Allocation    Allocation    Allocation    Allocation
                                                     ------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      --    $       --    $   24,776     $   21,233
  Expenses:
    Asset-based charges.............................          --            --            --             --
                                                       ---------    ----------    ----------     ----------
Net Investment Income (Loss)........................          --            --        24,776         21,233
                                                       ---------    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      45,811        54,278            --             --
    Realized gain distribution from The Trusts......          --            --        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Net realized gain (loss)..........................      45,811        54,278        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................     (86,045)     (103,585)     (486,172)      (532,414)
                                                       ---------    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,234)      (49,307)     (471,516)      (511,680)
                                                       ---------    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,234)   $  (49,307)   $ (446,740)    $ (490,447)
                                                       =========    ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              AXA Aggressive
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       3,936,104    $   32,391,791
  Net realized gain (loss) on investments........        131,282,366       131,968,772
  Change in unrealized appreciation
    (depreciation) of investments................     (1,449,797,143)      (97,771,692)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (1,314,578,673)       66,588,871
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........        779,016,877     1,176,124,863
    Transfers between funds including
      guaranteed interest account, net...........         75,436,777       165,605,218
    Transfers for contract benefits and
      terminations...............................        (99,788,750)      (77,561,900)
    Contract maintenance charges.................        (29,008,368)      (16,030,668)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        725,656,536     1,248,137,513
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           (405,768)         (625,147)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (589,327,905)    1,314,101,237
Net Assets -- Beginning of Period................      2,787,959,608     1,473,858,371
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   2,198,631,703    $2,787,959,608
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             87,524            97,725
  Units Redeemed.................................            (26,948)          (11,807)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             60,576            85,918
                                                   =================    ==============
                                                           AXA Conservative                   AXA Conservative-Plus
                                                              Allocation                           Allocation
                                                  ----------------------------------- -------------------------------------
                                                         2008              2007              2008               2007
                                                  ------------------ ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   47,036,051    $  11,885,291     $   29,928,322     $   19,521,518
  Net realized gain (loss) on investments........       (7,608,777)      15,230,093          6,879,854         32,848,368
  Change in unrealized appreciation
    (depreciation) of investments................     (159,266,295)      (8,667,059)      (315,384,042)       (18,980,507)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,839,021)      18,448,325       (278,575,866)        33,389,379
                                                    --------------    -------------     --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      224,125,509      112,696,853        292,413,908        220,384,033
    Transfers between funds including
      guaranteed interest account, net...........      820,180,316      122,797,914        309,105,532         96,909,579
    Transfers for contract benefits and
      terminations...............................      (87,145,892)     (42,430,719)       (97,480,974)       (59,646,899)
    Contract maintenance charges.................       (9,569,855)      (3,514,814)       (11,725,004)        (7,051,116)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      947,590,078      189,549,234        492,313,462        250,595,597
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          327,000               --             17,098              2,367
                                                    --------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets................      828,078,057      207,997,559        213,754,694        283,987,343
Net Assets -- Beginning of Period................      512,690,295      304,692,736      1,028,164,011        744,176,668
                                                    --------------    -------------     --------------     --------------
Net Assets -- End of Period......................   $1,340,768,352    $ 512,690,295     $1,241,918,705     $1,028,164,011
                                                    ==============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          113,047           40,052             66,914             38,552
  Units Redeemed.................................          (26,206)         (23,386)           (23,283)           (17,792)
                                                    --------------    -------------     --------------     --------------
  Net Increase (Decrease)........................           86,841           16,666             43,631             20,760
                                                    ==============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     144,603,235    $   98,473,231
 Net realized gain (loss) on investments.........        240,684,807       171,100,302
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,048,184,961)      (56,033,792)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  operations.....................................     (1,662,896,919)      213,539,741
                                                   -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,414,673,639     1,252,051,668
  Transfers between funds including
   guaranteed interest account, net..............        452,134,313       248,986,023
  Transfers for contract benefits and
   terminations..................................       (367,318,946)     (304,823,603)
  Contract maintenance charges...................        (55,459,239)      (39,920,371)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,444,029,767     1,156,293,717
                                                   -----------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (242,999)          (26,419)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (219,110,151)    1,369,807,039
Net Assets -- Beginning of Period................      5,581,130,343     4,211,323,304
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   5,362,020,192    $5,581,130,343
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued....................................            125,254            87,744
 Units Redeemed..................................            (26,736)          (15,901)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             98,518            71,843
                                                   =================    ==============

                                                            AXA Moderate-Plus                    EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                  -------------------------------------- ------------------------------------
                                                          2008               2007               2008              2007
                                                  ------------------- ------------------ ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      83,344,261    $  138,685,694    $     1,660,456    $   (6,264,923)
  Net realized gain (loss) on investments........        454,578,706       344,131,313         (9,877,898)       40,907,683
  Change in unrealized appreciation
    (depreciation) of investments................     (4,240,331,255)     (158,174,434)      (509,119,672)       (6,366,134)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (3,702,408,288)      324,642,573       (517,337,114)       28,276,626
                                                   -----------------    --------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      2,281,673,853     3,022,793,996         56,901,214        89,129,139
    Transfers between funds including
      guaranteed interest account, net...........        310,927,122       752,517,446        (59,248,095)     (120,783,852)
    Transfers for contract benefits and
      terminations...............................       (454,122,102)     (357,527,075)       (75,547,301)     (120,975,473)
    Contract maintenance charges.................       (102,426,627)      (65,315,919)        (8,801,481)       (9,583,822)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      2,036,052,246     3,352,468,448        (86,695,663)     (162,214,008)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....            (30,197)           84,703             78,001            61,494
                                                   -----------------    --------------    ---------------    --------------
Increase (Decrease) in Net Assets................     (1,666,386,239)    3,677,195,724       (603,954,776)     (133,875,888)
Net Assets -- Beginning of Period................      9,864,220,638     6,187,024,914      1,221,599,965     1,355,475,853
                                                   -----------------    --------------    ---------------    --------------
Net Assets -- End of Period......................  $   8,197,834,399    $9,864,220,638    $   617,645,189    $1,221,599,965
                                                   =================    ==============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            220,674           261,996              4,910             4,066
  Units Redeemed.................................            (56,396)          (23,400)            (6,642)           (6,632)
                                                   -----------------    --------------    ---------------    --------------
  Net Increase (Decrease)........................            164,278           238,596             (1,732)           (2,566)
                                                   =================    ==============    ===============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                       Intermediate Government              EQ/AllianceBernstein
                                                             Securities                        International
                                                  --------------------------------- ------------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   7,821,746    $   8,429,131    $    12,477,227    $     (472,811)
  Net realized gain (loss) on investments........     (1,366,840)      (2,368,295)        24,979,731       162,502,124
  Change in unrealized appreciation
    (depreciation) of investments................      1,364,716        9,261,262       (689,165,353)      (65,164,226)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................      7,819,622       15,322,098       (651,708,395)       96,865,087
                                                   -------------    -------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     42,004,283       12,541,487        115,436,752       236,797,792
    Transfers between funds including
      guaranteed interest account, net...........     94,974,307        7,893,862        (74,025,783)      110,751,037
    Transfers for contract benefits and
      terminations...............................    (36,984,246)     (32,594,693)       (55,977,050)      (70,452,562)
    Contract maintenance charges.................     (3,042,890)      (2,080,528)       (10,506,171)       (8,549,775)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     96,951,454      (14,239,872)       (25,072,252)      268,546,492
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (120,000)          (2,133)          (150,998)           (4,737)
                                                   -------------    -------------    ---------------    --------------
Increase (Decrease) in Net Assets................    104,651,076        1,080,093       (676,931,645)      365,406,842
Net Assets -- Beginning of Period................    297,019,320      295,939,227      1,284,920,261       919,513,419
                                                   -------------    -------------    ---------------    --------------
Net Assets -- End of Period......................  $ 401,670,396    $ 297,019,320    $   607,988,616    $1,284,920,261
                                                   =============    =============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         19,978            5,930             10,714            20,571
  Units Redeemed.................................        (11,686)          (6,292)           (12,308)           (6,784)
                                                   -------------    -------------    ---------------    --------------
  Net Increase (Decrease)........................          8,292             (362)            (1,594)           13,787
                                                   =============    =============    ===============    ==============

                                                         EQ/AllianceBernstein
                                                           Small Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,084,011)  $  (7,333,508)
  Net realized gain (loss) on investments........       (8,309,262)    109,170,025
  Change in unrealized appreciation
    (depreciation) of investments................     (222,476,523)    (34,042,658)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (236,869,796)     67,793,859
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,063,336      46,636,441
    Transfers between funds including
      guaranteed interest account, net...........      (12,427,376)    (17,044,208)
    Transfers for contract benefits and
      terminations...............................      (30,315,140)    (46,468,053)
    Contract maintenance charges.................       (3,982,954)     (3,644,114)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (9,662,134)    (20,519,934)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (186,999)         (2,649)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (246,718,929)     47,271,276
Net Assets -- Beginning of Period................      527,140,872     479,869,596
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   280,421,943   $ 527,140,872
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,966           5,921
  Units Redeemed.................................           (6,343)         (6,710)
                                                   ---------------   -------------
  Net Increase (Decrease)........................             (377)           (789)
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                  -------------------------------- ---------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (269,901)  $   (454,336)   $  (1,843,646)   $     557,078
  Net realized gain (loss) on investments........      (3,726,045)     1,766,134       (3,734,130)        (636,517)
  Change in unrealized appreciation
    (depreciation) of investments................     (21,331,726)    (4,076,114)      (5,980,556)       2,056,359
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................     (25,327,672)    (2,764,316)     (11,558,332)       1,976,920
                                                   --------------   ------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       8,923,474     19,216,403       11,056,946       19,258,475
    Transfers between funds including
      guaranteed interest account, net...........       8,325,131      6,872,221       21,952,839      (17,848,655)
    Transfers for contract benefits and
      terminations...............................      (2,162,219)    (1,503,449)      (7,889,538)      (9,988,002)
    Contract maintenance charges.................        (544,215)      (328,265)      (1,704,791)      (1,317,250)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      14,542,171     24,256,910       23,415,456       (9,895,432)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (999,499)            --          (23,002)            (846)
                                                   --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets................     (11,785,000)    21,492,594       11,834,122       (7,919,358)
Net Assets -- Beginning of Period................      55,931,841     34,439,247      134,385,436      142,304,794
                                                   --------------   ------------    -------------    -------------
Net Assets -- End of Period......................  $   44,146,841   $ 55,931,841    $ 146,219,558    $ 134,385,436
                                                   ==============   ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           3,415          3,179            8,826            4,101
  Units Redeemed.................................          (1,726)        (1,155)          (6,763)          (5,049)
                                                   --------------   ------------    -------------    -------------
  Net Increase (Decrease)........................           1,689          2,024            2,063             (948)
                                                   ==============   ============    =============    =============

                                                             EQ/BlackRock
                                                          Basic Value Equity
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,906,849   $    (3,219,995)
  Net realized gain (loss) on investments........       (6,807,761)      109,495,256
  Change in unrealized appreciation
    (depreciation) of investments................     (305,492,350)     (108,651,865)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    operations...................................     (310,393,262)       (2,376,604)
                                                   ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       61,465,787        87,291,039
    Transfers between funds including
      guaranteed interest account, net...........       (1,458,766)      (21,942,637)
    Transfers for contract benefits and
      terminations...............................      (49,860,219)      (73,516,615)
    Contract maintenance charges.................       (6,975,396)       (6,862,596)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        3,171,406       (15,030,809)
                                                   ---------------   ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          109,003            (4,983)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................     (307,112,853)      (17,412,396)
Net Assets -- Beginning of Period................      829,379,000       846,791,396
                                                   ---------------   ---------------
Net Assets -- End of Period......................  $   522,266,147   $   829,379,000
                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            9,070             7,893
  Units Redeemed.................................           (7,786)           (7,439)
                                                   ---------------   ---------------
  Net Increase (Decrease)........................            1,284               454
                                                   ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/BlackRock
                                                          International Value
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,280,675    $    4,412,602
  Net realized gain (loss) on investments........       21,522,769       195,606,209
  Change in unrealized appreciation
    (depreciation) of investments................     (506,344,124)     (106,862,733)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (478,540,680)       93,156,078
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       73,740,015       155,163,691
    Transfers between funds including
      guaranteed interest account, net...........      (81,316,769)      (56,367,362)
    Transfers for contract benefits and
      terminations...............................      (57,703,962)      (96,742,546)
    Contract maintenance charges.................       (8,272,098)       (8,208,358)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (73,552,814)       (6,154,575)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (299,000)          (11,093)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (552,392,494)       86,990,410
Net Assets -- Beginning of Period................    1,145,280,502     1,058,290,092
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   592,888,008    $1,145,280,502
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,597            11,109
  Units Redeemed.................................          (10,323)          (10,574)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (3,726)              535
                                                   ===============    ==============

                                                         EQ/Boston Advisors                   EQ/Calvert
                                                            Equity Income                Socially Responsible
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   1,709,506    $     713,731    $     (596,506)  $   (734,440)
  Net realized gain (loss) on investments........     (5,007,006)      21,233,183          (675,783)     5,867,834
  Change in unrealized appreciation
    (depreciation) of investments................    (66,805,964)     (17,465,104)      (28,608,826)       563,148
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................    (70,103,464)       4,481,810       (29,881,115)     5,696,542
                                                   -------------    -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,954,321       27,799,851         5,781,713      7,527,710
    Transfers between funds including
      guaranteed interest account, net...........     10,982,143      (13,773,073)        1,659,449     (1,468,329)
    Transfers for contract benefits and
      terminations...............................     (9,708,716)     (12,782,293)       (3,334,442)    (3,062,301)
    Contract maintenance charges.................     (1,874,063)      (1,725,812)         (526,541)      (460,495)
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     25,353,685         (481,327)        3,580,179      2,536,585
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (127,317)              --           (31,001)            --
                                                   -------------    -------------    --------------   ------------
Increase (Decrease) in Net Assets................    (44,877,096)       4,000,483       (26,331,937)     8,233,127
Net Assets -- Beginning of Period................    202,348,213      198,347,730        62,426,361     54,193,234
                                                   -------------    -------------    --------------   ------------
Net Assets -- End of Period......................  $ 157,471,117    $ 202,348,213    $   36,094,424   $ 62,426,361
                                                   =============    =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         15,282            9,080             1,822          1,667
  Units Redeemed.................................         (7,368)          (7,729)           (1,489)        (1,494)
                                                   -------------    -------------    --------------   ------------
  Net Increase (Decrease)........................          7,914            1,351               333            173
                                                   =============    =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital
                                                           Guardian Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,829,881)  $  (6,227,880)
  Net realized gain (loss) on investments........       (3,137,954)      9,479,341
  Change in unrealized appreciation
    (depreciation) of investments................     (175,765,854)     10,004,790
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (183,733,689)     13,256,251
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       36,011,938      81,287,806
    Transfers between funds including
      guaranteed interest account, net...........          272,383       6,319,263
    Transfers for contract benefits and
      terminations...............................      (24,908,574)    (38,489,374)
    Contract maintenance charges.................       (3,683,428)     (2,813,497)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        7,692,319      46,304,198
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (314,998)         (2,386)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (176,356,368)     59,558,063
Net Assets -- Beginning of Period................      440,295,587     380,737,524
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   263,939,219   $ 440,295,587
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,098           9,528
  Units Redeemed.................................           (5,209)         (5,733)
                                                   ---------------   -------------
  Net Increase (Decrease)........................              889           3,795
                                                   ===============   =============

                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                         Guardian Research (c)                 High Yield Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,249,033)   $   (2,078,747)   $   9,286,531    $  7,563,864
  Net realized gain (loss) on investments........       34,860,177        93,236,134       (7,485,659)        280,475
  Change in unrealized appreciation
    (depreciation) of investments................     (581,110,378)     (150,182,401)     (33,083,367)     (6,865,010)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (552,499,234)      (59,025,014)     (31,282,495)        979,329
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       25,369,585        48,042,371       19,055,687      36,618,753
    Transfers between funds including
      guaranteed interest account, net...........     (105,957,845)      892,249,902        8,958,467      10,435,491
    Transfers for contract benefits and
      terminations...............................      (95,335,590)     (114,835,109)      (6,967,960)     (6,909,561)
    Contract maintenance charges.................      (11,096,916)       (8,780,504)      (1,509,637)       (993,955)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (187,020,766)      816,676,660       19,536,557      39,150,728
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (58,999)          161,583            2,999             (42)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (739,578,999)      757,813,229      (11,742,939)     40,130,015
Net Assets -- Beginning of Period................    1,497,371,182       739,557,953      143,504,892     103,374,877
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   757,792,183    $1,497,371,182    $ 131,761,953    $143,504,892
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,925            74,931            9,764           9,466
  Units Redeemed.................................          (19,878)          (17,915)          (7,025)         (3,785)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................          (16,953)           57,016            2,739           5,681
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Davis
                                                           New York Venture
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (2,474,216)   $ (1,601,399)
  Net realized gain (loss) on investments........      (11,064,766)      3,108,761
  Change in unrealized appreciation
    (depreciation) of investments................     (130,689,555)     (1,538,345)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (144,228,537)        (30,983)
                                                   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       75,415,343     135,833,888
    Transfers between funds including
      guaranteed interest account, net...........       51,212,766      85,354,705
    Transfers for contract benefits and
      terminations...............................      (10,623,100)     (7,097,003)
    Contract maintenance charges.................       (3,106,524)       (941,691)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      112,898,485     213,149,899
                                                   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,180,596)            (39)
                                                   ---------------    ------------
Increase (Decrease) in Net Assets................      (34,510,648)    213,118,877
Net Assets -- Beginning of Period................      277,420,617      64,301,740
                                                   ---------------    ------------
Net Assets -- End of Period......................  $   242,909,969    $277,420,617
                                                   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,626          21,573
  Units Redeemed.................................           (5,762)         (2,471)
                                                   ---------------    ------------
  Net Increase (Decrease)........................           11,864          19,102
                                                   ===============    ============

                                                                                                 EQ/Evergreen
                                                          EQ/Equity 500 Index                 International Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     3,267,677    $   (2,430,789)   $  65,495,492    $  2,476,493
  Net realized gain (loss) on investments........       13,446,841       115,413,902        7,956,127       1,619,880
  Change in unrealized appreciation
    (depreciation) of investments................     (588,331,784)      (55,926,961)     (67,209,876)      5,870,675
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (571,617,266)       57,056,152        6,241,743       9,967,048
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       68,657,789       117,566,722       73,793,425      42,372,676
    Transfers between funds including
      guaranteed interest account, net...........      (44,788,116)      (71,345,475)     162,751,963      68,191,027
    Transfers for contract benefits and
      terminations...............................     (104,782,497)     (155,335,344)     (20,102,077)     (5,474,549)
    Contract maintenance charges.................      (11,655,065)      (11,768,154)      (3,679,230)       (848,078)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (92,567,889)     (120,882,251)     212,764,081     104,241,076
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (380,000)          (49,140)      (5,766,813)            (17)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (664,565,155)      (63,875,239)     213,239,011     114,208,107
Net Assets -- Beginning of Period................    1,577,342,213     1,641,217,452      200,080,105      85,871,998
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   912,777,058    $1,577,342,213    $ 413,319,116    $200,080,105
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,494            10,400           34,200          12,715
  Units Redeemed.................................          (12,666)          (12,689)         (15,567)         (2,657)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................           (2,172)           (2,289)          18,633          10,058
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,287,298)   $  (2,229,322)
  Net realized gain (loss) on investments........     (4,442,278)      14,531,813
  Change in unrealized appreciation
    (depreciation) of investments................    (45,017,948)        (317,278)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (50,747,524)      11,985,213
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     10,409,823       18,111,345
    Transfers between funds including
      guaranteed interest account, net...........      5,139,584       18,096,362
    Transfers for contract benefits and
      terminations...............................    (10,628,166)     (12,051,857)
    Contract maintenance charges.................     (1,701,654)      (1,313,436)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      3,219,587       22,842,414
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (12,300)            (422)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (47,540,237)      34,827,205
Net Assets -- Beginning of Period................    176,544,619      141,717,414
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 129,004,382    $ 176,544,619
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,380            6,147
  Units Redeemed.................................         (6,001)          (4,521)
                                                   -------------    -------------
  Net Increase (Decrease)........................            379            1,626
                                                   =============    =============

                                                                                               EQ/Franklin
                                                          EQ/Franklin Income                 Small Cap Value
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    26,339,942   $  11,493,316    $     (282,146)  $   (493,776)
  Net realized gain (loss) on investments........      (25,473,569)      5,513,796        (8,686,880)       891,688
  Change in unrealized appreciation
    (depreciation) of investments................     (210,034,118)    (27,348,192)      (21,900,745)    (8,707,855)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (209,167,745)    (10,341,080)      (30,869,771)    (8,309,943)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       76,510,415     237,227,754        21,810,440     42,643,971
    Transfers between funds including
      guaranteed interest account, net...........       (8,634,358)    270,963,723        29,154,742      9,535,218
    Transfers for contract benefits and
      terminations...............................      (28,787,766)    (26,252,919)       (3,083,154)    (1,661,701)
    Contract maintenance charges.................       (6,278,297)     (2,650,387)         (794,269)      (266,104)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       32,809,994     479,288,171        47,087,759     50,251,384
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,000,828)            (79)       (2,911,325)            --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (179,358,579)    468,947,012        13,306,663     41,941,441
Net Assets -- Beginning of Period................      605,070,868     136,123,856        61,224,375     19,282,934
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   425,712,289   $ 605,070,868    $   74,531,038   $ 61,224,375
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,101          51,409            10,493          6,927
  Units Redeemed.................................          (14,077)         (6,727)           (4,820)        (2,424)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................            3,024          44,682             5,673          4,503
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Franklin Templeton
                                                        Founding Strategy (a)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    35,966,558   $   7,140,840
  Net realized gain (loss) on investments........      (26,485,382)       (994,457)
  Change in unrealized appreciation
    (depreciation) of investments................     (501,379,956)    (26,905,825)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (491,898,780)    (20,759,442)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      520,219,218     573,405,440
    Transfers between funds including
      guaranteed interest account, net...........      223,763,310     249,266,273
    Transfers for contract benefits and
      terminations...............................      (39,830,059)     (8,095,879)
    Contract maintenance charges.................       (9,501,659)       (603,954)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      694,650,810     813,971,880
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (42,839)        199,999
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      202,709,191     793,412,437
Net Assets -- Beginning of Period................      793,412,437               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   996,121,628   $ 793,412,437
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           94,300          85,911
  Units Redeemed.................................           (9,168)         (2,460)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           85,132          83,451
                                                   ===============   =============

                                                              EQ/GAMCO                           EQ/GAMCO
                                                      Mergers and Acquisitions             Small Company Value
                                                  --------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                  ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,223,527)    $   (834,621)   $    (3,884,593)  $  (3,716,987)
  Net realized gain (loss) on investments........      1,037,676        7,456,848          6,189,537      28,644,152
  Change in unrealized appreciation
    (depreciation) of investments................    (20,056,018)      (5,768,786)      (172,866,113)     (6,392,804)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................    (20,241,869)         853,441       (170,561,169)     18,534,361
                                                   -------------     ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     16,641,524       34,611,090         87,585,184     135,160,984
    Transfers between funds including
      guaranteed interest account, net...........    (10,708,187)      15,605,530         28,597,473      94,223,934
    Transfers for contract benefits and
      terminations...............................     (5,144,520)      (4,804,492)       (18,342,653)    (18,318,916)
    Contract maintenance charges.................     (1,465,331)        (933,725)        (5,098,441)     (2,975,379)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (676,514)      44,478,403         92,741,563     208,090,623
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (33,346)          99,989            (45,511)         99,996
                                                   -------------     ------------    ---------------   -------------
Increase (Decrease) in Net Assets................    (20,951,729)      45,431,833        (77,865,117)    226,724,980
Net Assets -- Beginning of Period................    131,969,742       86,537,909        470,581,831     243,856,851
                                                   -------------     ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 111,018,013     $131,969,742    $   392,716,714   $ 470,581,831
                                                   =============     ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          3,900            5,603              6,224           9,458
  Units Redeemed.................................         (3,992)          (1,892)            (3,104)         (2,753)
                                                   -------------     ------------    ---------------   -------------
  Net Increase (Decrease)........................            (92)           3,711              3,120           6,705
                                                   =============     ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/International
                                                               Core PLUS
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $        93,764    $  (11,099,081)
  Net realized gain (loss) on investments........       23,751,257       281,548,796
  Change in unrealized appreciation
    (depreciation) of investments................     (488,516,584)     (143,168,641)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (464,671,563)      127,281,074
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       53,379,072        82,354,390
    Transfers between funds including
      guaranteed interest account, net...........        9,893,762       (75,301,686)
    Transfers for contract benefits and
      terminations...............................      (59,946,839)      (75,816,636)
    Contract maintenance charges.................       (8,694,364)       (8,118,467)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (5,368,369)      (76,882,399)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (7,110)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (470,039,932)       50,391,565
Net Assets -- Beginning of Period................    1,024,362,413       973,970,848
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   554,322,481    $1,024,362,413
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,626             8,052
  Units Redeemed.................................          (11,142)          (13,162)
                                                   ---------------    --------------
  Net Increase (Decrease)........................             (516)           (5,110)
                                                   ===============    ==============

                                                      EQ/International ETF          EQ/International Growth
                                                  ---------------------------- ----------------------------------
                                                        2008          2007            2008             2007
                                                  --------------- ------------ ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     152,463   $   60,919   $    (1,175,603)   $ (1,187,347)
  Net realized gain (loss) on investments........       (319,534)      20,344        (9,610,248)     18,033,828
  Change in unrealized appreciation
    (depreciation) of investments................     (1,432,902)     279,135      (105,847,924)        326,276
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (1,599,973)     360,398      (116,633,775)     17,172,757
                                                   -------------   ----------   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --        44,238,330      65,008,893
    Transfers between funds including
      guaranteed interest account, net...........             --           --        14,441,973      80,380,411
    Transfers for contract benefits and
      terminations...............................             --           --        (9,281,621)     (7,522,680)
    Contract maintenance charges.................             --           --        (2,559,727)     (1,136,646)
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --        46,838,955     136,729,978
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (500,000)          --           103,999             (17)
                                                   -------------   ----------   ---------------    ------------
Increase (Decrease) in Net Assets................     (2,099,973)     360,398       (69,690,821)    153,902,718
Net Assets -- Beginning of Period................      3,703,857    3,343,459       237,738,956      83,836,238
                                                   -------------   ----------   ---------------    ------------
Net Assets -- End of Period......................  $   1,603,884   $3,703,857   $   168,048,135    $237,738,956
                                                   =============   ==========   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --            11,798          14,739
  Units Redeemed.................................             --           --            (7,568)         (4,434)
                                                   -------------   ----------   ---------------    ------------
  Net Increase (Decrease)........................             --           --             4,230          10,305
                                                   =============   ==========   ===============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/JPMorgan
                                                               Core Bond
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    28,459,286    $   36,992,085
  Net realized gain (loss) on investments........      (33,827,360)       (1,384,245)
  Change in unrealized appreciation
    (depreciation) of investments................     (114,440,875)      (15,337,364)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,808,949)       20,270,476
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       42,075,735       111,814,271
    Transfers between funds including
      guaranteed interest account, net...........     (172,293,479)       12,407,294
    Transfers for contract benefits and
      terminations...............................      (97,989,775)     (125,039,236)
    Contract maintenance charges.................      (10,044,167)       (9,052,018)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (238,251,686)       (9,869,689)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (76,301)          (15,725)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (358,136,936)       10,385,062
Net Assets -- Beginning of Period................    1,271,481,983     1,261,096,921
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   913,345,047    $1,271,481,983
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,426            15,903
  Units Redeemed.................................          (25,935)          (15,097)
                                                   ---------------    --------------
  Net Increase (Decrease)........................          (19,509)              806
                                                   ===============    ==============

                                                              EQ/JPMorgan                        EQ/Large Cap
                                                          Value Opportunities                     Core PLUS
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,064,921   $      (594,482)  $    (2,128,351)  $    (934,831)
  Net realized gain (loss) on investments........      (16,710,861)       94,004,642        (8,730,231)     67,447,660
  Change in unrealized appreciation
    (depreciation) of investments................     (141,195,370)     (103,900,210)      (75,404,584)    (59,398,695)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (156,841,310)      (10,490,050)      (86,263,166)      7,114,134
                                                   ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       10,736,796        33,789,166         5,525,159      10,302,391
    Transfers between funds including
      guaranteed interest account, net...........      (25,761,728)      (30,654,913)      (10,481,074)    (19,399,231)
    Transfers for contract benefits and
      terminations...............................      (35,229,962)      (63,195,761)      (21,858,504)    (39,046,480)
    Contract maintenance charges.................       (2,218,023)       (2,543,075)       (1,432,614)     (1,590,512)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (52,472,917)      (62,604,583)      (28,247,033)    (49,733,832)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (266,998)           (4,955)               --         (14,102)
                                                   ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (209,581,225)      (73,099,588)     (114,510,199)    (42,633,800)
Net Assets -- Beginning of Period................      420,150,483       493,250,071       243,870,504     286,504,304
                                                   ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period......................  $   210,569,258   $   420,150,483   $   129,360,305   $ 243,870,504
                                                   ===============   ===============   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            1,967             4,550             1,617           1,691
  Units Redeemed.................................           (6,183)           (8,344)           (4,811)         (6,258)
                                                   ---------------   ---------------   ---------------   -------------
  Net Increase (Decrease)........................           (4,216)           (3,794)           (3,194)         (4,567)
                                                   ===============   ===============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Large Cap
                                                             Growth Index
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,384,494)  $  (5,772,220)
  Net realized gain (loss) on investments........         (753,175)      3,398,259
  Change in unrealized appreciation
    (depreciation) of investments................     (145,142,612)     47,055,787
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (150,280,281)     44,681,826
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       24,221,650      37,810,987
    Transfers between funds including
      guaranteed interest account, net...........       (6,728,431)     (9,593,154)
    Transfers for contract benefits and
      terminations...............................      (29,710,764)    (43,777,926)
    Contract maintenance charges.................       (2,752,474)     (2,371,345)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (14,970,019)    (17,931,438)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,000         (11,979)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (165,233,300)     26,738,409
Net Assets -- Beginning of Period................      411,165,560     384,427,151
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   245,932,260   $ 411,165,560
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,807           6,563
  Units Redeemed.................................          (10,140)        (10,357)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (3,333)         (3,794)
                                                   ===============   =============

                                                             EQ/Large Cap                       EQ/Large Cap
                                                             Growth PLUS                        Value Index
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,847,420)  $  (3,115,637)   $      (173,543)  $  (2,845,557)
  Net realized gain (loss) on investments........        3,819,000      14,111,167        (14,982,245)      6,960,177
  Change in unrealized appreciation
    (depreciation) of investments................     (134,073,469)     25,048,213        (88,532,502)    (18,747,929)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (134,101,889)     36,043,743       (103,688,290)    (14,633,309)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,776,388      29,398,855         14,398,302      40,646,668
    Transfers between funds including
      guaranteed interest account, net...........      (34,904,608)     63,462,388         (9,927,410)    (12,553,838)
    Transfers for contract benefits and
      terminations...............................      (22,544,757)    (33,664,941)        (6,397,649)     (8,727,650)
    Contract maintenance charges.................       (2,362,155)     (1,660,190)        (1,535,834)     (1,637,542)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (36,035,132)     57,536,112         (3,462,591)     17,727,638
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (226,500)         (6,023)                --             (15)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (170,363,521)     93,573,832       (107,150,881)      3,094,314
Net Assets -- Beginning of Period................      363,588,305     270,014,473        183,660,886     180,566,572
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   193,224,784   $ 363,588,305    $    76,510,005   $ 183,660,886
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,289           8,416              4,886           4,986
  Units Redeemed.................................           (8,073)         (4,572)            (5,297)         (3,408)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (2,784)          3,844               (411)          1,578
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Large Cap
                                                              Value PLUS (g)
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      23,923,165    $    3,190,690
  Net realized gain (loss) on investments........        (33,805,389)      295,176,429
  Change in unrealized appreciation
    (depreciation) of investments................       (936,768,121)     (444,902,189)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................       (946,650,345)     (146,535,070)
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         55,111,908       170,996,564
    Transfers between funds including
      guaranteed interest account, net...........       (196,962,458)      676,449,939
    Transfers for contract benefits and
      terminations...............................       (129,154,256)     (184,807,241)
    Contract maintenance charges.................        (17,490,591)      (16,755,326)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (288,495,397)      645,883,936
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             64,001            (8,009)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................     (1,235,081,741)      499,340,857
Net Assets -- Beginning of Period................      2,350,077,348     1,850,736,491
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   1,114,995,607    $2,350,077,348
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................              5,339            63,216
  Units Redeemed.................................            (27,652)          (23,204)
                                                   -----------------    --------------
  Net Increase (Decrease)........................            (22,313)           40,012
                                                   =================    ==============

                                                                                             EQ/Lord Abbett
                                                          EQ/Long Term Bond                 Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $  5,363,057     $  2,933,011    $       83,982   $    (501,314)
  Net realized gain (loss) on investments........        466,465         (530,683)       (3,353,099)     12,151,925
  Change in unrealized appreciation
    (depreciation) of investments................        557,676        3,827,867       (52,452,677)     (8,920,319)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      6,387,198        6,230,195       (55,721,794)      2,730,292
                                                    ------------     ------------    --------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     13,144,485       19,023,154        14,924,350      30,910,383
    Transfers between funds including
      guaranteed interest account, net...........     10,868,505       12,350,753        (5,583,383)     (9,982,533)
    Transfers for contract benefits and
      terminations...............................     (7,297,430)      (5,506,029)       (6,293,266)    (10,470,126)
    Contract maintenance charges.................     (1,183,131)        (747,250)       (1,322,119)     (1,167,373)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     15,532,429       25,120,628         1,725,582       9,290,351
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (34,509)              --        (3,650,654)             --
                                                    ------------     ------------    --------------   -------------
Increase (Decrease) in Net Assets................     21,885,118       31,350,823       (57,646,866)     12,020,643
Net Assets -- Beginning of Period................    114,656,454       83,305,631       151,193,748     139,173,105
                                                    ------------     ------------    --------------   -------------
Net Assets -- End of Period......................   $136,541,572     $114,656,454    $   93,546,882   $ 151,193,748
                                                    ============     ============    ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          8,936            7,557             2,682           4,513
  Units Redeemed.................................         (6,924)          (4,873)           (2,490)         (3,769)
                                                    ------------     ------------    --------------   -------------
  Net Increase (Decrease)........................          2,012            2,684               192             744
                                                    ============     ============    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Lord Abbett                    EQ/Lord Abbett
                                                           Large Cap Core                    Mid Cap Value
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (262,527)  $   (403,400)   $        69,833   $  (2,672,202)
  Net realized gain (loss) on investments........      (3,275,849)     5,496,227         (6,264,778)     31,557,447
  Change in unrealized appreciation
    (depreciation) of investments................     (30,541,689)       212,541       (117,086,130)    (37,151,529)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (34,080,065)     5,305,368       (123,281,075)     (8,266,284)
                                                   --------------   ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      13,537,401     16,067,399         30,853,855      80,614,716
    Transfers between funds including
      guaranteed interest account, net...........      31,639,977     11,520,031         (1,595,975)     24,758,315
    Transfers for contract benefits and
      terminations...............................      (4,269,182)    (3,527,075)       (10,866,745)    (12,908,381)
    Contract maintenance charges.................      (1,052,344)      (508,010)        (2,884,939)     (2,273,152)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      39,855,852     23,552,345         15,506,196      90,191,498
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (2,574,002)            --         (3,319,727)             --
                                                   --------------   ------------    ---------------   -------------
Increase (Decrease) in Net Assets................       3,201,785     28,857,713       (111,094,606)     81,925,214
Net Assets -- Beginning of Period................      82,042,363     53,184,650        301,405,216     219,480,002
                                                   --------------   ------------    ---------------   -------------
Net Assets -- End of Period......................  $   85,244,148   $ 82,042,363    $   190,310,610   $ 301,405,216
                                                   ==============   ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           7,001          3,381              6,109          12,288
  Units Redeemed.................................          (3,312)        (1,505)            (4,604)         (5,438)
                                                   --------------   ------------    ---------------   -------------
  Net Increase (Decrease)........................           3,689          1,876              1,505           6,850
                                                   ==============   ============    ===============   =============

                                                            EQ/Marsico Focus
                                                  ------------------------------------
                                                         2008               2007
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   (8,227,112)   $  (22,776,187)
  Net realized gain (loss) on investments........       39,820,399       236,799,514
  Change in unrealized appreciation
    (depreciation) of investments................     (832,575,684)       (7,038,803)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (800,982,397)      206,984,524
                                                    --------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      168,142,262       230,174,261
    Transfers between funds including
      guaranteed interest account, net...........      (23,278,056)      (31,417,755)
    Transfers for contract benefits and
      terminations...............................      (92,517,279)     (126,245,484)
    Contract maintenance charges.................      (17,082,652)      (14,839,784)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       35,264,275        57,671,238
                                                    --------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (487,000)           (7,221)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................     (766,205,122)      264,648,541
Net Assets -- Beginning of Period................    1,909,859,842     1,645,211,301
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,143,654,720    $1,909,859,842
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           18,185            18,999
  Units Redeemed.................................          (15,258)          (14,270)
                                                    --------------    --------------
  Net Increase (Decrease)........................            2,927             4,729
                                                    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Mid Cap
                                                                 Index
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,537,675)   $  (15,351,363)
  Net realized gain (loss) on investments........      (24,256,556)      177,355,115
  Change in unrealized appreciation
    (depreciation) of investments................     (472,975,556)      (99,558,417)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (501,769,787)       62,445,335
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       59,080,324       115,889,468
    Transfers between funds including
      guaranteed interest account, net...........      (32,303,620)      (43,777,381)
    Transfers for contract benefits and
      terminations...............................      (51,574,835)      (79,876,311)
    Contract maintenance charges.................       (8,240,422)       (8,555,184)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (33,038,553)      (16,319,408)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (5,275)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (534,808,340)       46,120,652
Net Assets -- Beginning of Period................    1,035,825,077       989,704,425
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   501,016,737    $1,035,825,077
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            8,705            10,091
  Units Redeemed.................................          (11,260)          (11,835)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (2,555)           (1,744)
                                                   ===============    ==============

                                                              EQ/Mid Cap
                                                              Value PLUS                        EQ/Money Market
                                                  ----------------------------------- ------------------------------------
                                                         2008              2007              2008               2007
                                                  ----------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      (382,625)  $    (4,610,290)   $    5,303,985    $    23,246,551
  Net realized gain (loss) on investments........      (79,877,282)      260,539,525           (71,662)          (211,185)
  Change in unrealized appreciation
    (depreciation) of investments................     (212,234,558)     (277,118,388)          (62,631)           222,973
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    operations...................................     (292,494,465)      (21,189,153)        5,169,692         23,258,339
                                                   ---------------   ---------------    --------------    ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       17,465,982        72,453,587       737,101.790        459,390,401
    Transfers between funds including
      guaranteed interest account, net...........      (86,089,191)     (105,491,837)      301,263,885        256,278,645
    Transfers for contract benefits and
      terminations...............................      (44,393,137)      (75,035,606)     (392,439,992)      (495,059,766)
    Contract maintenance charges.................       (6,313,342)       (7,592,654)       (8,372,217)        (5,120,378)
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (119,329,688)     (115,666,510)      637,553,466        215,488,902
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (122,000)           (6,127)         (270,893)            14,278
                                                   ---------------   ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     (411,946,153)     (136,861,790)      642,452,265        238,761,519
Net Assets -- Beginning of Period................      812,009,443       948,871,233       851,522,707        612,761,188
                                                   ---------------   ---------------    --------------    ---------------
Net Assets -- End of Period......................  $   400,063,290   $   812,009,443    $1,493,974,972    $   851,522,707
                                                   ===============   ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,829             5,715           101,142             73,489
  Units Redeemed.................................          (11,484)          (12,143)          (55,686)           (61,353)
                                                   ---------------   ---------------    --------------    ---------------
  Net Increase (Decrease)........................           (8,655)           (6,428)           45,456             12,136
                                                   ===============   ===============    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Montag & Caldwell
                                                               Growth
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,730,976)    $   (510,000)
  Net realized gain (loss) on investments........     (6,065,466)       1,724,061
  Change in unrealized appreciation
    (depreciation) of investments................    (53,756,587)       5,944,169
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    operations...................................    (61,553,029)       7,158,230
                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     28,840,231       11,709,118
    Transfers between funds including
      guaranteed interest account, net...........     84,271,697       55,312,746
    Transfers for contract benefits and
      terminations...............................     (6,620,843)      (3,261,364)
    Contract maintenance charges.................     (1,581,869)        (373,381)
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    104,909,216       63,387,119
                                                   -------------     ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (138,933)              --
                                                   -------------     ------------
Increase (Decrease) in Net Assets................     43,217,254       70,545,349
Net Assets -- Beginning of Period................    100,681,466       30,136,117
                                                   -------------     ------------
Net Assets -- End of Period......................  $ 143,898,720     $100,681,466
                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         39,334           14,727
  Units Redeemed.................................        (14,430)          (2,510)
                                                   -------------     ------------
  Net Increase (Decrease)........................         24,904           12,217
                                                   =============     ============

                                                                                              EQ/Oppenheimer
                                                           EQ/Mutual Shares                       Global
                                                  ---------------------------------- ---------------------------------
                                                         2008             2007             2008             2007
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,293,951   $  (4,133,571)   $     (171,937)   $   (670,358)
  Net realized gain (loss) on investments........      (17,044,008)      3,865,724       (10,852,762)      2,120,164
  Change in unrealized appreciation
    (depreciation) of investments................     (126,766,530)     (9,039,783)      (51,264,819)     (1,198,545)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (137,516,587)     (9,307,630)      (62,289,518)        251,261
                                                   ---------------   -------------    --------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,815,910     169,234,897        27,145,149      56,803,015
    Transfers between funds including
      guaranteed interest account, net...........      (35,013,356)    123,656,655        16,514,971      37,905,119
    Transfers for contract benefits and
      terminations...............................      (11,816,877)    (12,293,363)       (4,909,832)     (2,231,694)
    Contract maintenance charges.................       (3,499,476)     (1,626,668)       (1,293,315)       (313,754)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,513,799)    278,971,521        37,456,973      92,162,686
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (18,384,000)            (43)       (6,490,003)            (16)
                                                   ---------------   -------------    --------------    ------------
Increase (Decrease) in Net Assets................     (168,414,386)    269,663,848       (31,322,548)     92,413,931
Net Assets -- Beginning of Period................      373,766,283     104,102,435       120,697,952      28,284,021
                                                   ---------------   -------------    --------------    ------------
Net Assets -- End of Period......................  $   205,351,897   $ 373,766,283    $   89,375,404    $120,697,952
                                                   ===============   =============    ==============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            7,703          30,452             7,529           8,995
  Units Redeemed.................................           (9,140)         (5,331)           (3,931)         (1,103)
                                                   ---------------   -------------    --------------    ------------
  Net Increase (Decrease)........................           (1,437)         25,121             3,598           7,892
                                                   ===============   =============    ==============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Oppenheimer                   EQ/Oppenheimer
                                                      Main Street Opportunity           Main Street Small Cap
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (220,210)  $   (163,878)   $     (805,508)  $   (601,043)
  Net realized gain (loss) on investments........      (5,044,440)     2,788,609        (5,946,189)     1,112,009
  Change in unrealized appreciation
    (depreciation) of investments................     (16,088,699)    (2,875,869)      (26,326,303)    (5,108,656)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (21,353,349)      (251,138)      (33,078,000)    (4,597,690)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       6,725,792     18,510,013        15,379,062     33,472,851
    Transfers between funds including
      guaranteed interest account, net...........       1,496,217     13,290,476         5,271,746     23,744,238
    Transfers for contract benefits and
      terminations...............................      (1,528,559)    (1,167,130)       (2,047,617)    (1,970,130)
    Contract maintenance charges.................        (382,352)      (150,501)         (676,595)      (213,438)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       6,311,098     30,482,858        17,926,596     55,033,521
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (996,499)            --        (1,497,003)            --
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (16,038,750)    30,231,720       (16,648,407)    50,435,831
Net Assets -- Beginning of Period................      49,060,044     18,828,324        71,006,974     20,571,143
                                                   --------------   ------------    --------------   ------------
Net Assets -- End of Period......................  $   33,021,294   $ 49,060,044    $   54,358,567   $ 71,006,974
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           2,441          3,606             4,009          6,126
  Units Redeemed.................................          (1,788)          (937)           (2,073)        (1,380)
                                                   --------------   ------------    --------------   ------------
  Net Increase (Decrease)........................             653          2,669             1,936          4,746
                                                   ==============   ============    ==============   ============

                                                               EQ/PIMCO
                                                             Real Return
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    13,950,836   $   5,847,847
  Net realized gain (loss) on investments........       55,798,470       3,829,324
  Change in unrealized appreciation
    (depreciation) of investments................     (139,568,977)     28,562,465
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      (69,819,671)     38,239,636
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      141,377,956      79,109,648
    Transfers between funds including
      guaranteed interest account, net...........      420,851,015      88,930,409
    Transfers for contract benefits and
      terminations...............................      (52,885,920)    (20,859,358)
    Contract maintenance charges.................       (8,645,672)     (2,950,283)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      500,697,379     144,230,416
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           48,998          99,653
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      430,926,706     182,569,705
Net Assets -- Beginning of Period................      486,950,498     304,380,793
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   917,877,204   $ 486,950,498
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           78,030          25,813
  Units Redeemed.................................          (32,285)        (11,343)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           45,745          14,470
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Quality
                                                              Bond PLUS
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  13,394,151    $  13,408,270
  Net realized gain (loss) on investments........     (7,378,896)      (1,983,580)
  Change in unrealized appreciation
    (depreciation) of investments................    (36,321,748)         122,499
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (30,306,493)      11,547,189
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     29,785,877       39,166,371
    Transfers between funds including
      guaranteed interest account, net...........    (32,254,968)       9,052,896
    Transfers for contract benefits and
      terminations...............................    (30,268,685)     (35,131,052)
    Contract maintenance charges.................     (3,825,471)      (3,103,980)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (36,563,247)       9,984,235
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         27,469          135,459
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (66,842,271)      21,666,883
Net Assets -- Beginning of Period................    393,129,672      371,462,789
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 326,287,401    $ 393,129,672
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,787            7,550
  Units Redeemed.................................         (9,265)          (6,206)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (2,478)           1,344
                                                   =============    =============

                                                              EQ/Short                          EQ/Small
                                                           Duration Bond                     Company Index
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   6,682,416    $  2,148,882    $    (2,243,783)  $    (785,522)
  Net realized gain (loss) on investments........     (1,147,459)        954,551         18,489,387      57,778,402
  Change in unrealized appreciation
    (depreciation) of investments................    (10,470,086)       (412,042)      (168,643,358)    (71,918,814)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (4,935,129)      2,691,391       (152,397,754)    (14,925,934)
                                                   -------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     26,888,122      17,276,944         25,484,049      57,163,322
    Transfers between funds including
      guaranteed interest account, net...........     49,540,870       7,351,269         (8,035,308)    (32,828,333)
    Transfers for contract benefits and
      terminations...............................     (9,396,284)     (5,974,974)       (23,331,058)    (36,399,028)
    Contract maintenance charges.................     (1,095,337)       (514,672)        (3,832,287)     (3,782,262)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     65,937,371      18,138,567         (9,714,604)    (15,846,301)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             168          80,116            (13,000)         (2,322)
                                                   -------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................     61,002,410      20,910,074       (162,125,358)    (30,774,557)
Net Assets -- Beginning of Period................     80,793,118      59,883,044        444,692,315     475,466,872
                                                   -------------    ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 141,795,528    $ 80,793,118    $   282,566,957   $ 444,692,315
                                                   =============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         12,083           7,585              5,604           5,902
  Units Redeemed.................................         (5,808)         (5,817)            (6,112)         (6,674)
                                                   -------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................          6,275           1,768               (508)           (772)
                                                   =============    ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/T. Rowe Price
                                                           Growth Stock (d)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,532,364)  $  (2,277,057)
  Net realized gain (loss) on investments........       (1,812,083)     24,486,444
  Change in unrealized appreciation
    (depreciation) of investments................     (120,650,775)    (25,648,683)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (125,995,222)     (3,439,296)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,208,023      23,853,471
    Transfers between funds including
      guaranteed interest account, net...........           73,817     236,913,422
    Transfers for contract benefits and
      terminations...............................      (18,802,621)    (16,236,193)
    Contract maintenance charges.................       (2,409,909)     (1,332,712)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        2,069,310     243,197,988
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          123,317          17,686
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (123,802,595)    239,776,378
Net Assets -- Beginning of Period................      291,072,093      51,295,715
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   167,269,498   $ 291,072,093
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,607          16,936
  Units Redeemed.................................           (3,534)         (2,262)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            1,073          14,674
                                                   ===============   =============

                                                         EQ/Templeton Growth            EQ/UBS Growth and Income
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       121,902   $  (1,911,943)   $     (154,237)  $   (521,621)
  Net realized gain (loss) on investments........      (15,288,794)      3,536,098        (2,709,534)     4,179,584
  Change in unrealized appreciation
    (depreciation) of investments................      (95,839,083)     (7,014,476)      (30,779,777)    (4,590,749)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (111,005,975)     (5,390,321)      (33,643,548)      (932,786)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       26,301,609     135,146,323         6,896,212     20,770,619
    Transfers between funds including
      guaranteed interest account, net...........      (36,421,901)     97,981,466        (5,415,471)      (834,027)
    Transfers for contract benefits and
      terminations...............................       (9,571,998)    (10,373,599)       (3,505,033)    (4,420,849)
    Contract maintenance charges.................       (2,661,067)     (1,272,154)         (759,129)      (678,483)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (22,353,357)    221,482,036        (2,783,421)    14,837,260
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,057,741)            (45)               --             --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (136,417,073)    216,091,670       (36,426,969)    13,904,474
Net Assets -- Beginning of Period................      286,214,630      70,122,960        84,497,331     70,592,857
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   149,797,557   $ 286,214,630    $   48,070,362   $ 84,497,331
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,750          23,623             5,139          7,374
  Units Redeemed.................................           (8,149)         (3,676)           (5,300)        (3,934)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................           (2,399)         19,947              (161)         3,440
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Van Kampen
                                                        EQ/Van Kampen Comstock             Emerging Markets Equity
                                                  ---------------------------------- ------------------------------------
                                                         2008             2007              2008              2007
                                                  ----------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,146,291   $     423,457    $  (15,752,805)    $  (19,088,257)
  Net realized gain (loss) on investments........       (6,783,819)     18,648,767        65,154,201        446,664,476
  Change in unrealized appreciation
    (depreciation) of investments................     (103,659,127)    (32,146,462)     (985,591,293)         7,510,616
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (109,296,655)    (13,074,238)     (936,189,897)       435,086,835
                                                   ---------------   -------------    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       22,199,653      69,517,617       174,385,806        239,698,333
    Transfers between funds including
      guaranteed interest account, net...........         (286,039)     (9,510,659)      (86,789,044)        20,394,939
    Transfers for contract benefits and
      terminations...............................      (10,777,798)    (14,799,789)      (70,211,440)       (92,112,067)
    Contract maintenance charges.................       (2,816,201)     (2,425,684)      (12,474,163)       (10,268,253)
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        8,319,615      42,781,485         4,911,159        157,712,952
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,318,600)            (21)          (61,501)            (4,056)
                                                   ---------------   -------------    --------------     --------------
Increase (Decrease) in Net Assets................     (104,295,640)     29,707,226      (931,340,239)       592,795,731
Net Assets -- Beginning of Period................      289,349,061     259,641,835     1,627,458,066      1,034,662,335
                                                   ---------------   -------------    --------------     --------------
Net Assets -- End of Period......................  $   185,053,421   $ 289,349,061    $  696,117,827     $1,627,458,066
                                                   ===============   =============    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,848           7,869            16,383             20,750
  Units Redeemed.................................           (4,779)         (4,366)          (15,994)           (15,196)
                                                   ---------------   -------------    --------------     --------------
  Net Increase (Decrease)........................            1,069           3,503               389              5,554
                                                   ===============   =============    ==============     ==============

                                                            EQ/Van Kampen
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,334,837)  $  (2,224,184)
  Net realized gain (loss) on investments........      (10,432,354)     21,157,345
  Change in unrealized appreciation
    (depreciation) of investments................     (166,657,947)     11,739,869
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (181,425,138)     30,673,030
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       56,603,270      66,008,687
    Transfers between funds including
      guaranteed interest account, net...........       38,012,249     113,561,380
    Transfers for contract benefits and
      terminations...............................      (13,513,191)    (10,270,623)
    Contract maintenance charges.................       (3,275,653)     (1,551,753)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       77,826,675     167,747,691
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (4,880,466)             --
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (108,478,929)    198,420,721
Net Assets -- Beginning of Period................      318,831,613     120,410,892
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   210,352,684   $ 318,831,613
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           12,774          13,520
  Units Redeemed.................................           (7,072)         (2,703)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            5,702          10,817
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Van Kampen
                                                         Real Estate (b) (f)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     4,167,850   $   1,071,250
  Net realized gain (loss) on investments........      (18,424,192)      7,562,359
  Change in unrealized appreciation
    (depreciation) of investments................     (172,012,766)    (53,491,083)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,269,108)    (44,857,474)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       46,435,201      27,648,694
    Transfers between funds including
      guaranteed interest account, net...........        4,518,438     479,842,930
    Transfers for contract benefits and
      terminations...............................      (20,218,542)     (9,756,305)
    Contract maintenance charges.................       (4,671,321)     (1,620,650)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       26,063,776     496,114,669
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (253,593)        200,000
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (160,458,925)    451,457,195
Net Assets -- Beginning of Period................      451,457,195               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   290,998,270   $ 451,457,195
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           15,583          59,830
  Units Redeemed.................................          (11,694)         (5,355)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            3,889          54,475
                                                   ===============   =============

                                                            Multimanager                      Multimanager
                                                          Aggressive Equity                     Core Bond
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,118,102)   $  (1,993,654)   $  23,798,189    $  17,362,876
  Net realized gain (loss) on investments........     (1,624,330)       7,992,369       15,603,058       (4,088,282)
  Change in unrealized appreciation
    (depreciation) of investments................    (58,474,374)       5,935,319      (31,731,111)      17,212,374
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (61,216,806)      11,934,034        7,670,136       30,486,968
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,564,526       15,553,578       41,424,004       37,696,538
    Transfers between funds including
      guaranteed interest account, net...........     (5,793,823)     (17,886,983)      97,217,901       (3,279,239)
    Transfers for contract benefits and
      terminations...............................     (8,692,522)     (13,188,187)     (58,488,580)     (56,661,798)
    Contract maintenance charges.................       (926,538)        (935,087)      (7,142,205)      (5,397,440)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (5,848,357)     (16,456,679)      73,011,120      (27,641,939)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (2,000)              --            7,001           (4,366)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets................    (67,067,163)      (4,522,645)      80,688,257        2,840,663
Net Assets -- Beginning of Period................    134,809,808      139,332,453      654,064,476      651,223,813
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period......................  $  67,742,645    $ 134,809,808    $ 734,752,733    $ 654,064,476
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          1,451            1,437           20,826           12,768
  Units Redeemed.................................         (1,314)          (1,774)         (14,144)         (14,981)
                                                   -------------    -------------    -------------    -------------
  Net Increase (Decrease)........................            137             (337)           6,682           (2,213)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                             Health Care
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (4,239,081)   $  (4,476,018)
  Net realized gain (loss) on investments........     (3,807,436)      32,370,131
  Change in unrealized appreciation
    (depreciation) of investments................    (85,613,153)      (6,588,306)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (93,659,670)      21,305,807
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,550,911       35,569,857
    Transfers between funds including
      guaranteed interest account, net...........      8,327,100       (4,934,070)
    Transfers for contract benefits and
      terminations...............................    (16,493,478)     (19,346,186)
    Contract maintenance charges.................     (3,288,603)      (2,671,786)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     14,095,930        8,617,815
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         19,462           91,984
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (79,544,278)      30,015,606
Net Assets -- Beginning of Period................    320,883,761      290,868,155
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 241,339,483    $ 320,883,761
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          7,357            5,154
  Units Redeemed.................................         (6,349)          (4,577)
                                                   -------------    -------------
  Net Increase (Decrease)........................          1,008              577
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                              High Yield                    International Equity
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    52,758,725   $  53,414,827    $       486,272   $  (4,709,108)
  Net realized gain (loss) on investments........      (38,020,929)         42,690          8,237,064      81,851,913
  Change in unrealized appreciation
    (depreciation) of investments................     (201,076,743)    (38,526,322)      (341,084,511)    (13,590,584)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,338,947)     14,931,195       (332,361,175)     63,552,221
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       29,911,093      75,108,248         56,365,595      97,829,235
    Transfers between funds including
      guaranteed interest account, net...........     (119,893,179)    (49,472,822)       (10,558,070)     (3,480,572)
    Transfers for contract benefits and
      terminations...............................      (64,454,973)    (89,853,713)       (31,963,390)    (40,679,469)
    Contract maintenance charges.................       (7,024,175)     (6,997,321)        (5,916,942)     (5,298,150)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (161,461,234)    (71,215,608)         7,927,193      48,371,044
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           78,000         (11,818)            (9,998)         (2,709)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (347,722,181)    (56,296,231)      (324,443,980)    111,920,556
Net Assets -- Beginning of Period................      879,528,892     935,825,123        680,519,809     568,599,253
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   531,806,711   $ 879,528,892    $   356,075,829   $ 680,519,809
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            3,397           7,880              8,713          10,956
  Units Redeemed.................................          (11,958)         (9,385)            (8,554)         (8,462)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (8,561)         (1,505)               159           2,494
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                        Large Cap Core Equity
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,282,817)   $  (1,861,159)
  Net realized gain (loss) on investments........     (3,053,168)      23,483,211
  Change in unrealized appreciation
    (depreciation) of investments................    (63,496,754)     (15,770,813)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (67,832,739)       5,851,239
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,354,533       16,575,734
    Transfers between funds including
      guaranteed interest account, net...........     (9,332,214)      (3,134,775)
    Transfers for contract benefits and
      terminations...............................    (11,469,633)     (13,817,236)
    Contract maintenance charges.................     (1,476,378)      (1,514,077)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (12,923,692)      (1,890,354)
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (20,000)          (1,216)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (80,776,431)       3,959,669
Net Assets -- Beginning of Period................    177,349,986      173,390,317
                                                   -------------    -------------
Net Assets -- End of Period......................  $  96,573,555    $ 177,349,986
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          2,988            3,239
  Units Redeemed.................................         (4,180)          (3,458)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (1,192)            (219)
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,718,749)  $  (4,535,388)   $      (319,364)  $  (2,319,683)
  Net realized gain (loss) on investments........       (9,797,892)     51,853,612        (16,837,588)     96,064,770
  Change in unrealized appreciation
    (depreciation) of investments................     (130,114,572)    (19,182,119)      (209,296,551)    (81,818,072)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (143,631,213)     28,136,105       (226,453,503)     11,927,015
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       16,849,861      25,722,038         49,428,992      66,592,837
    Transfers between funds including
      guaranteed interest account, net...........       (8,336,400)    (11,413,412)       (17,111,832)    (21,646,809)
    Transfers for contract benefits and
      terminations...............................      (17,897,682)    (24,380,314)       (30,886,054)    (46,326,446)
    Contract maintenance charges.................       (2,756,466)     (2,656,640)        (5,157,236)     (5,046,941)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,140,687)    (12,728,328)        (3,726,130)     (6,427,359)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,799          (1,538)           (22,001)         (2,128)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (155,754,101)     15,406,239       (230,201,634)      5,497,528
Net Assets -- Beginning of Period................      322,426,053     307,019,814        583,580,991     578,083,463
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   166,671,952   $ 322,426,053    $   353,379,357   $ 583,580,991
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,329           5,643              8,703           8,867
  Units Redeemed.................................           (6,618)         (7,225)            (9,492)         (9,490)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,289)         (1,582)              (789)           (623)
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,650,103)  $  (6,127,383)
  Net realized gain (loss) on investments........      (10,437,894)     56,472,196
  Change in unrealized appreciation
    (depreciation) of investments................     (161,055,636)     (9,234,848)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (176,143,633)     41,109,965
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       19,078,584      28,099,308
    Transfers between funds including
      guaranteed interest account, net...........      (14,926,472)    (27,419,637)
    Transfers for contract benefits and
      terminations...............................      (22,102,169)    (34,635,321)
    Contract maintenance charges.................       (3,456,566)     (3,654,882)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (21,406,623)    (37,610,532)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           27,430          (2,543)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (197,522,826)      3,496,890
Net Assets -- Beginning of Period................      414,235,593     410,738,703
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   216,712,767   $ 414,235,593
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,150           3,811
  Units Redeemed.................................           (6,229)         (7,128)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (2,079)         (3,317)
                                                   ===============   =============

                                                             Multimanager                       Multimanager
                                                            Mid Cap Value                   Small Cap Growth (e)
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,143,018)  $  (6,474,610)   $    (2,723,714)  $  (3,089,072)
  Net realized gain (loss) on investments........      (27,146,095)     39,617,747        (16,613,041)     29,308,643
  Change in unrealized appreciation
    (depreciation) of investments................     (107,537,998)    (36,433,587)       (81,669,836)    (33,439,325)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (137,827,111)     (3,290,450)      (101,006,591)     (7,219,754)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       20,268,911      39,192,130         19,629,713      30,977,521
    Transfers between funds including
      guaranteed interest account, net...........      (14,425,378)    (42,633,623)       (15,042,379)     84,485,220
    Transfers for contract benefits and
      terminations...............................      (23,248,754)    (34,927,644)        (8,451,130)    (12,954,807)
    Contract maintenance charges.................       (3,408,946)     (3,763,511)        (2,125,982)     (1,809,027)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (20,814,167)    (42,132,648)        (5,989,778)    100,698,907
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (39,702)         (2,426)        (3,699,991)      5,351,699
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (158,680,980)    (45,425,524)      (110,696,360)     98,830,852
Net Assets -- Beginning of Period................      393,114,656     438,540,180        246,233,562     147,402,710
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   234,433,676   $ 393,114,656    $   135,537,202   $ 246,233,562
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,114           4,292              7,074          21,675
  Units Redeemed.................................           (6,695)         (7,199)            (6,975)        (10,151)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,581)         (2,907)                99          11,524
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Small Cap Value
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,670,841)  $  (10,432,975)
  Net realized gain (loss) on investments........      (43,863,204)      91,427,573
  Change in unrealized appreciation
    (depreciation) of investments................     (199,190,979)    (174,133,468)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    operations...................................     (249,725,024)     (93,138,870)
                                                   ---------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       13,780,041       35,637,468
    Transfers between funds including
      guaranteed interest account, net...........      (69,210,950)    (121,687,075)
    Transfers for contract benefits and
      terminations...............................      (44,406,413)     (81,889,679)
    Contract maintenance charges.................       (5,530,698)      (7,121,145)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (105,368,020)    (175,060,431)
                                                   ---------------   --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (89,998)          (4,259)
                                                   ---------------   --------------
Increase (Decrease) in Net Assets................     (355,183,042)    (268,203,560)
Net Assets -- Beginning of Period................      724,153,552      992,357,112
                                                   ---------------   --------------
Net Assets -- End of Period......................  $   368,970,510   $  724,153,552
                                                   ===============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,332            2,804
  Units Redeemed.................................          (10,119)         (12,606)
                                                   ---------------   --------------
  Net Increase (Decrease)........................           (7,787)          (9,802)
                                                   ===============   ==============

                                                             Multimanager                    Target 2015
                                                              Technology                      Allocation
                                                  ---------------------------------- ----------------------------
                                                         2008             2007             2008          2007
                                                  ----------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,289,714)  $  (4,478,117)   $          --   $   34,195
  Net realized gain (loss) on investments........        4,441,497      25,150,618           45,811       13,099
  Change in unrealized appreciation
    (depreciation) of investments................     (179,730,920)     20,946,945          (86,045)      32,310
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (179,579,137)     41,619,446          (40,234)      79,604
                                                   ---------------   -------------    -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       35,208,395      39,472,575               --           --
    Transfers between funds including
      guaranteed interest account, net...........      (15,171,707)     49,358,494               --           --
    Transfers for contract benefits and
      terminations...............................      (18,827,762)    (25,270,554)              --           --
    Contract maintenance charges.................       (2,908,072)     (2,320,125)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (1,699,146)     61,240,390               --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (131,500)           (792)      (1,117,965)          --
                                                   ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets................     (181,409,783)    102,859,044       (1,158,199)      79,604
Net Assets -- Beginning of Period................      374,178,541     271,319,497        1,158,199    1,078,595
                                                   ---------------   -------------    -------------   ----------
Net Assets -- End of Period......................  $   192,768,758   $ 374,178,541    $          --   $1,158,199
                                                   ===============   =============    =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,081          12,042               --           --
  Units Redeemed.................................          (10,616)         (7,924)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net Increase (Decrease)........................             (535)          4,118               --           --
                                                   ===============   =============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Target 2025
                                                           Allocation
                                                  ----------------------------
                                                        2008          2007
                                                  --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $          --   $   28,857
  Net realized gain (loss) on investments........         54,278       14,417
  Change in unrealized appreciation
    (depreciation) of investments................       (103,585)      38,288
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................        (49,307)      81,562
                                                   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --
    Transfers between funds including
      guaranteed interest account, net...........             --           --
    Transfers for contract benefits and
      terminations...............................             --           --
    Contract maintenance charges.................             --           --
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --
                                                   -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....     (1,119,147)          --
                                                   -------------   ----------
Increase (Decrease) in Net Assets................     (1,168,454)      81,562
Net Assets -- Beginning of Period................      1,168,454    1,086,892
                                                   -------------   ----------
Net Assets -- End of Period......................  $          --   $1,168,454
                                                   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --
  Units Redeemed.................................             --           --
                                                   -------------   ----------
  Net Increase (Decrease)........................             --           --
                                                   =============   ==========

                                                         Target 2035                Target 2045
                                                          Allocation                 Allocation
                                                  -------------------------- --------------------------
                                                       2008         2007          2008         2007
                                                  ------------- ------------ ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    24,776   $   25,690   $    21,233   $   21,696
  Net realized gain (loss) on investments........       14,656       11,466        20,734       35,055
  Change in unrealized appreciation
    (depreciation) of investments................     (486,172)      45,236      (532,414)      30,737
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (446,740)      82,392      (490,447)      87,488
                                                   -----------   ----------   -----------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........           --           --            --           --
    Transfers between funds including
      guaranteed interest account, net...........           --           --            --           --
    Transfers for contract benefits and
      terminations...............................           --           --            --           --
    Contract maintenance charges.................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           --           --            --
                                                   -----------   ----------   -----------   ----------
Increase (Decrease) in Net Assets................     (446,740)      82,392      (490,447)      87,488
Net Assets -- Beginning of Period................    1,176,891    1,094,499     1,188,695    1,101,207
                                                   -----------   ----------   -----------   ----------
Net Assets -- End of Period......................  $   730,151   $1,176,891   $   698,248   $1,188,695
                                                   ===========   ==========   ===========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           --           --            --           --
  Units Redeemed.................................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net Increase (Decrease)........................           --           --            --           --
                                                   ===========   ==========   ===========   ==========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(d) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(e) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(f) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 78 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(7)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(5)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(9)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(8)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    (1) Formerly known as MarketPLUS International Core.
    (2) Formerly known as MarketPLUS Large Cap Core.
    (3) Formerly known as MarketPLUS Large Cap Growth.
    (4) Formerly known as MarketPLUS Mid Cap Value.
    (5) Formerly known as EQ/AllianceBernstein Value.
    (6) Formerly known as EQ/Legg Mason Value Equity.
    (7) Formerly known as EQ/AllianceBernstein Large Cap Growth.
    (8) Formerly known as EQ/AllianceBernstein Quality Bond.
    (9) Formerly known as EQ/FI Mid Cap.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                      Purchases          Sales
                                                                  ----------------- ---------------
AXA Aggressive Allocation......................................    $1,263,045,276    $353,094,813
AXA Conservative Allocation....................................     1,310,118,376     301,408,639
AXA Conservative-Plus Allocation...............................       829,955,973     275,575,452
AXA Moderate Allocation........................................     2,383,512,640     552,460,742
AXA Moderate-Plus Allocation...................................     3,421,329,485     801,139,485

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)

                                                       Purchases         Sales
                                                   ---------------- --------------
EQ/AllianceBernstein Common Stock...............       104,479,126    189,436,332
EQ/AllianceBernstein Intermediate Government
  Securities....................................       478,949,325    374,296,124
EQ/AllianceBernstein International..............       208,551,028    204,414,629
EQ/AllianceBernstein Small Cap Growth...........        86,083,767    101,427,338
EQ/Ariel Appreciation II........................    $   30,913,692   $ 17,462,009
EQ/AXA Rosenberg Value Long/Short Equity........        95,733,245     74,203,437
EQ/BlackRock Basic Value Equity.................       141,158,632    132,720,146
EQ/BlackRock International Value................       149,000,368    195,133,889
EQ/Boston Advisors Equity Income................        73,380,716     44,377,452
EQ/Calvert Socially Responsible.................        18,359,491     14,672,203
EQ/Capital Guardian Growth......................        64,486,097     61,938,657
EQ/Capital Guardian Research....................        62,056,663    236,169,049
EQ/Caywood-Scholl High Yield Bond...............        99,772,239     70,946,152
EQ/Davis New York Venture.......................       165,667,514     58,467,841
EQ/Equity 500 Index.............................       179,775,468    257,266,185
EQ/Evergreen International Bond.................       452,009,704    179,561,944
EQ/Evergreen Omega..............................        65,199,304     60,848,691
EQ/Franklin Income..............................       192,893,085    136,743,976
EQ/Franklin Small Cap Value.....................        89,624,091     45,729,803
EQ/Franklin Templeton Founding Strategy.........       815,236,861     84,660,252
EQ/GAMCO Mergers and Acquisitions...............        48,877,586     46,013,401
EQ/GAMCO Small Company Value....................       187,660,587     83,073,632
EQ/International Core PLUS......................       180,504,101    173,499,404
EQ/International ETF............................           152,805        500,000
EQ/International Growth.........................       144,704,447     94,343,379
EQ/JPMorgan Core Bond...........................       117,108,163    326,985,863
EQ/JPMorgan Value Opportunities.................        32,450,488     80,795,000
EQ/Large Cap Core PLUS..........................        17,625,593     48,000,978
EQ/Large Cap Growth Index.......................        58,471,818     77,809,331
EQ/Large Cap Growth PLUS........................        71,828,389    111,937,440
EQ/Large Cap Value Index........................        39,970,932     40,095,995
EQ/Large Cap Value PLUS.........................       113,016,755    377,524,985
EQ/Long Term Bond...............................        93,938,898     72,283,438
EQ/Lord Abbett Growth and Income................        29,422,807     30,954,579
EQ/Lord Abbett Large Cap Core...................        77,626,518     40,001,606
EQ/Lord Abbett Mid Cap Value....................        71,292,651     51,807,394
EQ/Marsico Focus................................       273,760,205    230,606,633
EQ/Mid Cap Index................................       110,921,143    139,922,410
EQ/Mid Cap Value PLUS...........................        45,023,271    164,857,584
EQ/Money Market.................................     1,621,225,947    978,365,701
EQ/Montag & Caldwell Growth.....................       171,164,855     68,125,549
EQ/Mutual Shares................................        80,073,434    104,677,282
EQ/Oppenheimer Global...........................        74,111,923     43,129,213
EQ/Oppenheimer Main Street Opportunity..........        22,979,750     17,885,361
EQ/Oppenheimer Main Street Small Cap............        36,856,865     21,098,184
EQ/PIMCO Real Return............................       918,618,717    353,569,876
EQ/Quality Bond PLUS............................       102,533,995    125,539,091
EQ/Short Duration Bond..........................       135,083,720     62,383,933
EQ/Small Company Index..........................       104,375,313     85,974,629
EQ/T. Rowe Price Growth Stock...................        49,500,841     50,786,575
EQ/Templeton Growth.............................        53,414,292     78,703,490
EQ/UBS Growth and Income........................        22,622,177     25,559,835
EQ/Van Kampen Comstock..........................        60,380,760     52,061,631
EQ/Van Kampen Emerging Markets Equity...........       417,395,605    366,788,751
EQ/Van Kampen Mid Cap Growth....................       168,098,162     99,486,791
EQ/Van Kampen Real Estate.......................       127,994,984     94,906,436
Multimanager Aggressive Equity..................        22,620,685     29,589,143
Multimanager Core Bond..........................       291,388,148    175,212,154
Multimanager Health Care........................        91,332,969     77,959,654
Multimanager High Yield.........................       121,177,195    229,801,705

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Concluded)


                                           Purchases        Sales
                                        -------------- --------------
Multimanager International Equity....     154,499,776    135,671,721
Multimanager Large Cap Core Equity...      33,037,287     46,964,328
Multimanager Large Cap Growth........      47,118,937     62,919,050
Multimanager Large Cap Value.........     120,161,593    123,058,728
Multimanager Mid Cap Growth..........    $ 48,119,981   $ 70,659,054
Multimanager Mid Cap Value...........      65,498,014     85,420,252
Multimanager Small Cap Growth........      43,617,079     55,302,207
Multimanager Small Cap Value.........      31,516,988    141,345,671
Multimanager Technology..............     107,497,596    113,617,955
Target 2015 Allocation...............              --      1,117,965
Target 2025 Allocation...............              --      1,119,147
Target 2035 Allocation...............          39,432             --
Target 2045 Allocation...............          41,967             --

5.  Expenses and Related Party Transactions

    The assets of each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") invest in shares of the Portfolios of the Trusts that are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

    AXA Equitable serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008



6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * Denotes Reorganization Transaction.
    + Denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class B              44,933,985                     162,692,850
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $  863,181,852                  $1,783,830,817
Net assets after merger    $           --                  $2,647,012,669
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+           EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                      56,627,684
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  508,643,427                  $    8,367,328
Net assets after merger    $           --                  $  517,010,755
-----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian             EQ/Capital Guardian
                           U.S. Equity*                    Research*
-----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                     116,269,762
Value -- Class B           $        12.05                  $        15.08
Net assets before merger   $1,010,116,880                  $  743,231,131
Net assets after merger    $           --                  $1,753,348,011
-----------------------------------------------------------------------------------------
                                                           EQ/T. Rowe Price
                           EQ/Janus Large Cap Growth*      Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B              30,565,607                      12,460,629
Value -- Class B           $         7.62                  $        23.21
Net assets before merger   $  232,909,925                  $   56,301,274
Net assets after merger    $           --                  $  289,211,199
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery       Multimanager Small
                           Small Cap*                      Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B               8,839,563                      28,086,973
Value -- Class B           $        14.94                  $        10.65
Net assets before merger   $  132,063,071                  $  167,063,191
Net assets after merger    $           --                  $  299,126,262
-----------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

                                                                          Asset-based                    Current     Maximum
                                                        Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                        Expense Risks       Charge          Charge        Charge     Charge
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................       0.90%            0.30%             --           1.20%      1.20%
Accumulator issued on or after May 1, 1997..........       1.10%            0.25%             --           1.35%      1.35%
Accumulator issued on or after March 1, 2000........       1.10%            0.25%            0.20%         1.55%      1.55%
Accumulator issued on or after April 1, 2002........       0.75%            0.25%            0.20%         1.20%      1.20%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator issued on or after
  September 15, 2003................................             0.75%           0.30%           0.20%         1.25%       1.25%
Accumulator 06, 07, 8.0.............................             0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Elite, Plus, Select.....................             1.10%           0.25%           0.25%         1.60%       1.60%
Accumulator Select II...............................             1.10%           0.35%           0.45%         1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................        1.10%           0.25%           0.35%         1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........        0.90%           0.25%           0.25%         1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%           0.35%           0.25%         1.50%       1.50%
Accumulator Plus 06, 07, 8.0.............................        0.95%           0.35%           0.25%         1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%           0.30%           0.25%         1.65%       1.65%
Accumulator Elite II.....................................        1.10%           0.25%           0.45%         1.80%       1.80%
Accumulator Elite 06, 07, 8.0............................        1.10%           0.30%           0.25%         1.65%       1.65%
Stylus...................................................        0.80%           0.30%           0.05%         1.15%       1.15%
Retirement Income for Life...............................        0.75%           0.30%           0.20%         1.25%       1.25%
Retirement Income for Life (NY)..........................        0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Advisor......................................        0.50%             --              --          0.50%       0.50%
Accumulator Express......................................        0.70%           0.25%             --          0.95%       0.95%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                       When charge
           Charges                     is deducted                          Amount deducted                     How deducted
------------------------------- -------------------------- ----------------------------------------------- ----------------------
Charges for state premium and   At time of transaction     Varies by state                                 Applied to an annuity
other applicable taxes                                                                                     payout option

Charge for Trust expenses       Daily                      Varies by portfolio                             Unit value

Annual Administrative charge    Annually on each           Depending on account value, in Years            Unit liquidation from
                                contract date anniversary. 1 to 2 lesser of $30 or 2% of account           account value
                                                           value, thereafter $30

Variable Immediate Annuity pay- At time of transaction     $350 annuity administrative fee                 Unit liquidation from
out option administrative fee                                                                              account value

Withdrawal charge               At time of transaction     Low - 0% in contract year 10 and thereafter.    Unit liquidation from
                                                                                                           account value
                                                           High - 8% in contract years 1 and 2. The
                                                           charge is 7% in contract years 3 and 4, and
                                                           declines 1% each contract year until it
                                                           reaches 0% in contract year 10.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                  When charge
           Charges                is deducted                               Amount deducted                        How deducted
-----------------------------  --------------------------  -------------------------------------------------  ----------------------
                                                           *Note - Depending on the contract and/or
                                                                   certain elections made under the
                                                                   contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge      Annually on each           0.30%                                           Unit liquidation from
                                contract date                                                              account value
                                anniversary.


Protection Plus                Annually on each            Low - 0.20%                                        Unit liquidation from
                               contract date anniversary.                                                     account value
                                                           High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85     Annually on each            Low - 0.20% of the Annual ratchet to age 85        Unit liquidation from
                               contract date anniversary.  benefit base                                       account value

                                                           High - 0.30% of the Annual ratchet to age 85
                                                           benefit base

  Greater of 5% rollup to      Annually on each            0.50% of the greater of 5% roll-up to age 85 or    Unit liquidation from
  age 85 or annual ratchet     contract date anniversary.  annual ratchet to age 85 benefit base              account value
  to age 85

  6% rollup to age 80 or 70                                0.20% of 6% roll-up to age 80 (or 70) benefit
                                                           base

  6% rollup to age 85          Annually on each            Low - 0.35% of the 6% roll-up to age 85 benefit    Unit liquidation from
                               contract date anniversary.  base                                               account value

                                                           High - 0.45% of the 6% roll-up to age 85 benefit
                                                           base

  Greater of 6.5%, 6% or 3%    Annually on each            Low - 0.45% of the 6% roll-up to age 85 benefit    Unit liquidation from
  rollup to age 85 or annual   contract date anniversary.  base or the Annual ratchet to age 85 benefit       account value
  ratchet to age 85                                        base, as applicable

                                                           High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                                           age 85 benefit base or the Annual ratchet to age
                                                           85 benefit base, as applicable

Guaranteed Withdrawal Benefit  Annually on each            0.30%                                             Unit liquidation from
for Life Enhanced Death        contract date anniversary                                                     account value
Benefit


Earnings Enhancement Benefit   Annually on each            0.35%                                             Unit liquidation from
(additional death benefit)     contract date anniversary                                                     account value


Guaranteed Minimum Income      Annually on each            Low - 0.45%                                       Unit liquidation from
Benefit                        contract date anniversary.                                                    account value
                                                           High - 0.80% (max to 1.10%)

Guaranteed Principal Benefit   Annually on first 10        Low - 100% Guaranteed Principal Benefit -         Unit liquidation from
                               contract date               0.50%                                             account value
                               anniversaries
                                                           High - 125% Guaranteed Principal Benefit -
                                                           0.75%

Guaranteed Withdrawal Benefit  Annually on each            Low - 5% Withdrawal Option is 0.30%               Unit liquidation from
                               contract date anniversary                                                     account value
                                                           High - 7% Withdrawal Option is 0.50%

Net Loan Interest charge       Netted against loan         2.00%                                             Unit liquidation from
for Rollover                   repayment                                                                     account value

Retirement Income for Life     Annually on contract date   Low - 0.60% for Single life                       Unit liquidation from
Benefit charge                 anniversary                    0.80% for Joint life                           account value

                                                           High - 0.75% for Single life
                                                              0.90% for Joint life

Guaranteed Withdrawal Benefit  Annually on each            Low - 0.60% for Single life;                      Unit liquidation from
for Life (GWBL)                contract date anniversary         0.80% for Joint life                        account value

                                                           High - 0.75% for Single life;
                                                                  0.95% for Joint life



                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                 When charge
       Charges                   is deducted                           Amount deducted                         How deducted
----------------------   --------------------------   ---------------------------------------------------   --------------------

Death benefit under       Annually on each            The GMDB charge in effect prior to conversion         Unit liquidation from
converted GWBL            contract anniversary date   will be deducted. Note - Charge will vary             account value
                                                      depending on combination GMDB elections.

Converted Guaranteed     Upon initial conversion      Single and Joint life - charge is equal to the        Unit liquidation of
withdrawal benefit       and annually on each         percentage of Guaranteed minimum income benefit       account value
for life charge          contract date anniversary    base charge deducted as the Guaranteed minimum
                         thereafter                   income benefit charge on the conversion effective
                                                      date. Annual ratchets may increase the charge to a
                                                      percentage equal to the maximum charge for the
                                                      Guaranteed minimum income benefit.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  8.62
         Highest contract charge 1.90% Class B (a)     $  8.05
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 14.25
         Highest contract charge 1.90% Class B (a)     $ 13.49
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.49
         Highest contract charge 1.90% Class B (a)     $ 12.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 11.50
         Highest contract charge 1.90% Class B (a)     $ 11.22
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.70
         Highest contract charge 1.90% Class B (a)     $ 10.56
         All contract charges                               --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.43
         Highest contract charge 1.90% Class B (a)     $  9.73
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.78
         Highest contract charge 1.90% Class B (a)     $ 11.15
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.19
         Highest contract charge 1.90% Class B (a)     $ 10.74
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.57
         Highest contract charge 1.90% Class B (a)     $ 10.29
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.37
         Highest contract charge 1.90% Class B (a)     $ 10.24
         All contract charges                               --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  9.80
         Highest contract charge 1.90% Class B (a)     $  9.14
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.22
         Highest contract charge 1.90% Class B (a)     $ 11.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.64
         Highest contract charge 1.90% Class B (a)     $ 11.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.76
         Highest contract charge 1.90% Class B (a)     $ 10.48
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.47
         Highest contract charge 1.90% Class B (a)     $ 10.34
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
  2008              --                --           --        (39.51)%
                    --                --           --        (40.33)%
               249,764        $2,198,545         1.66%           --
  2007              --                --           --           5.63%
                    --                --           --           4.17%
               189,188        $2,787,372         3.04%           --
  2006              --                --           --          17.31%
                    --                --           --          15.46%
               103,270        $1,472,607         3.07%            --
  2005              --                --           --           7.52%
                    --                --           --           6.01%
                46,362        $  572,360         5.10%            --
  2004              --                --           --           7.00%
                    --                --           --           6.11%
                19,656        $  227,194         2.60%            --
AXA Conservative Allocation
---------------------------
  2008              --                --           --        (11.46)%
                    --                --           --        (12.74)%
               130,528        $1,340,728         6.68%           --
  2007              --                --           --           5.27%
                    --                --           --           3.82%
                43,687        $  512,686         4.38%            --
  2006              --                --           --           5.84%
                    --                --           --           4.35%
                27,021        $  304,681         4.30%            --
  2005              --                --           --           1.93%
                    --                --           --           0.50%
                18,040        $  194,239         4.02%            --
  2004              --                --           --           3.74%
                    --                --           --           2.46%
                 9,001        $   95,767         5.04%            --
AXA Conservative-Plus Allocation
--------------------------------
  2008              --                --           --        (19.80)%
                    --                --           --        (21.00)%
               126,714        $1,241,651         3.99%           --
  2007              --                --           --           4.98%
                    --                --           --           3.49%
                83,083        $1,028,164         3.70%            --
  2006              --                --           --           8.22%
                    --                --           --           6.70%
                62,323        $  744,035         3.65%            --
  2005              --                --           --           2.73%
                    --                --           --           1.29%
                40,493        $  451,307         4.68%            --
  2004              --                --           --           4.93%
                    --                --           --           3.63%
                18,199        $  198,701         4.62%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  47.34
         Highest contract charge 1.90% Class B         $  34.20
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $  63.00
         Highest contract charge 1.90% Class B         $  46.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  59.58
         Highest contract charge 1.90% Class B         $  44.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  54.27
         Highest contract charge 1.90% Class B         $  40.92
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  52.05
         Highest contract charge 1.90% Class B         $  39.80
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $   9.31
         Highest contract charge 1.90% Class B (a)     $   8.69
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72
         Highest contract charge 1.90% Class B (a)     $  12.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96
         Highest contract charge 1.90% Class B (a)     $  12.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37
         Highest contract charge 1.90% Class B (a)     $  11.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71
         Highest contract charge 1.90% Class B (a)     $  10.58
         All contract charges                                --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 200.52
         Highest contract charge 1.90% Class B         $ 125.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $ 358.57
         Highest contract charge 1.90% Class B         $ 228.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 348.26
         Highest contract charge 1.90% Class B         $ 224.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 316.20
         Highest contract charge 1.90% Class B         $ 206.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 304.68
         Highest contract charge 1.90% Class B         $ 202.28
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
  2008              --                --           --        (24.86)%
                    --                --           --        (25.91)%
               438,140        $5,361,993         4.05%           --
  2007              --                --           --           5.74%
                    --                --           --           4.25%
               339,622        $5,580,780         3.49%            --
  2006              --                --           --           9.77%
                    --                --           --           8.23%
               267,779        $4,210,726         3.03%            --
  2005              --                --           --           4.27%
                    --                --           --           2.81%
               188,833        $2,886,531         2.93%            --
  2004              --                --           --           8.18%
                    --                --           --           6.66%
                94,832        $1,705,138         3.65%            --
AXA Moderate-Plus Allocation
----------------------------
  2008              --                --           --        (32.14)%
                    --                --           --        (33.05)%
               853,511        $8,197,686         2.40%           --
  2007              --                --           --           5.86%
                    --                --           --           4.34%
               689,233        $9,864,221         3.23%            --
  2006              --                --           --          13.93%
                    --                --           --           12.33%
               450,637        $6,186,804         3.16%            --
  2005              --                --           --           6.14%
                    --                --           --           4.65%
               231,245        $2,819,241         5.28%            --
  2004              --                --           --           7.46%
                    --                --           --           6.13%
                82,739        $  955,400         4.09%            --
EQ/AllianceBernstein Common Stock
---------------------------------
  2008              --                --           --        (44.08)%
                    --                --           --        (44.87)%
                40,142        $  617,520         1.63%            --
  2007              --                --           --           2.96%
                    --                --           --           1.51%
                41,874        $1,221,553         0.97%            --
  2006              --                --           --          10.14%
                    --                --           --           8.59%
                44,440        $1,355,393         1.20%            --
  2005              --                --           --           3.78%
                    --                --           --           2.33%
                36,983        $1,277,968         0.84%            --
  2004              --                --           --          13.55%
                    --                --           --          11.95%
                23,045        $1,197,777         1.05%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B      $ 18.48               --                --           --          1.59%
         All contract charges                            --           26,853        $  401,655         3.71%           --
  2007   Lowest contract charge 0.50% Class B       $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B      $ 18.19               --                --           --          4.84%
         All contract charges                            --           18,561        $  296,887         4.29%           --
  2006   Lowest contract charge 0.50% Class B       $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B      $ 17.35               --                --           --          1.17%
         All contract charges                            --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B       $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B      $ 17.15               --                --           --        (0.68)%
         All contract charges                            --           20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B       $ 20.98               --                --           --          1.43%
         Highest contract charge 1.90% Class B      $ 17.27               --                --           --            --
         All contract charges                            --           20,300        $  340,096         3.02%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.11               --                --           --       (50.95)%
         Highest contract charge 1.90% Class B      $  9.14               --                --           --       (51.67)%
         All contract charges                            --           62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B       $ 22.65               --                --           --         11.14%
         Highest contract charge 1.90% Class B      $ 18.91               --                --           --          9.62%
         All contract charges                            --           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B       $ 20.38               --                --           --         22.90%
         Highest contract charge 1.90% Class B      $ 17.25               --                --           --         21.18%
         All contract charges                            --           50,659        $  919,120         1.53%           --
  2005   Lowest contract charge 0.50% Class B       $ 16.58               --                --           --         14.72%
         Highest contract charge 1.90% Class B      $ 14.24               --                --           --         13.11%
         All contract charges                            --           39,214        $  585,935         1.67%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.45               --                --           --         17.58%
         Highest contract charge 1.90% Class B      $ 12.59               --                --           --         15.93%
         All contract charges                            --           28,144        $  371,190         2.10%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 12.62               --                --           --       (44.94)%
         Highest contract charge 1.90% Class B      $ 10.70               --                --           --       (45.71)%
         All contract charges                            --           27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B       $ 22.92               --                --           --         16.11%
         Highest contract charge 1.90% Class B      $ 19.71               --                --           --         14.46%
         All contract charges                            --           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B       $ 19.74               --                --           --          8.46%
         Highest contract charge 1.90% Class B      $ 17.22               --                --           --          6.94%
         All contract charges                            --           29,035        $  479,583           --            --
  2005   Lowest contract charge 0.50% Class B       $ 18.20               --                --           --         10.95%
         Highest contract charge 1.90% Class B      $ 16.10               --                --           --          9.40%
         All contract charges                            --           28,133        $  443,581           --            --
  2004   Lowest contract charge 0.50% Class B       $ 16.41               --                --           --         13.41%
         Highest contract charge 1.90% Class B      $ 14.72               --                --           --         11.82%
         All contract charges                            --           27,198        $  400,895           --            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)      $  6.91
         Highest contract charge 1.90% Class B (e)     $  6.60
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (e)      $ 11.29
         Highest contract charge 1.90% Class B (e)     $ 10.94
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (e)      $ 11.48
         Highest contract charge 1.90% Class B (e)     $ 11.29
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (e)      $ 10.38
         Highest contract charge 1.90% Class B (e)     $ 10.35
         All contract charges                               --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (a)      $ 10.28
         Highest contract charge 1.70% Class B         $ 10.26
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (a)      $ 11.04
         Highest contract charge 1.70% Class B         $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 1.20% Class B (a)      $ 10.82
         Highest contract charge 1.70% Class B         $ 10.91
         All contract charges                               --
  2005   Lowest contract charge 1.20% Class B (a)      $ 10.79
         Highest contract charge 1.70% Class B         $ 10.94
         All contract charges                               --
  2004   Lowest contract charge 1.20% Class B (a)      $ 10.16
         Highest contract charge 1.70% Class B         $ 10.35
         All contract charges                               --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 16.70
         Highest contract charge 1.90% Class B         $ 14.15
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 26.45
         Highest contract charge 1.90% Class B         $ 22.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 26.27
         Highest contract charge 1.90% Class B         $ 22.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 21.84
         Highest contract charge 1.90% Class B         $ 19.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 21.32
         Highest contract charge 1.90% Class B         $ 19.12
         All contract charges                               --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 15.47
         Highest contract charge 1.90% Class B         $ 13.11
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 27.28
         Highest contract charge 1.90% Class B         $ 23.45
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Ariel Appreciation II
------------------------
  2008              --                --           --        (38.80)%
                    --                --           --        (39.67)%
                 6,447        $   43,128         0.89%            --
  2007              --                --           --         (1.66)%
                    --                --           --         (3.10)%
                 4,758        $   52,563         0.47%            --
  2006              --                --           --          10.61%
                    --                --           --           9.06%
                 2,735        $   31,030         1.21%            --
  2005              --                --           --           3.83%
                    --                --           --           3.49%
                   510        $    5,276         1.00%            --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
  2008              --                --           --         (6.88)%
                    --                --           --         (7.32)%
                14,132        $  146,219         0.18%            --
  2007              --                --           --           2.03%
                    --                --           --           1.47%
                12,069        $  134,307         1.91%            --
  2006              --                --           --           0.23%
                    --                --           --         (0.27)%
                13,017        $  142,226         2.84%            --
  2005              --                --           --           6.22%
                    --                --           --           5.69%
                11,318        $  123,394           --             --
  2004              --                --           --           1.27%
                    --                --           --           1.87%
                 3,869        $   39,780           --             --
EQ/BlackRock Basic Value Equity
-------------------------------
  2008              --                --           --        (36.86)%
                    --                --           --        (37.77)%
                46,485        $  522,247         1.73%            --
  2007              --                --           --           0.69%
                    --                --           --         (0.74)%
                45,201        $  829,334         1.08%            --
  2006              --                --           --          20.31%
                    --                --           --          18.62%
                44,747        $  846,668         2.90%            --
  2005              --                --           --           2.44%
                    --                --           --           1.00%
                43,949        $  723,084         1.38%            --
  2004              --                --           --          10.02%
                    --                --           --           8.47%
                40,543        $  701,451         2.37%            --
EQ/BlackRock International Value
--------------------------------
  2008              --                --           --        (43.29)%
                    --                --           --        (44.09)%
                48,585        $  592,816         2.19%            --
  2007              --                --           --           9.65%
                    --                --           --           8.06%
                52,311        $1,144,877         1.85%            --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 24.88
         Highest contract charge 1.90% Class B          $ 21.70
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 19.90
         Highest contract charge 1.90% Class B          $ 17.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 18.04
         Highest contract charge 1.90% Class B          $ 16.18
         All contract charges                                --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  5.05
         Highest contract charge 1.90% Class B (c)      $  4.38
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50
         Highest contract charge 1.90% Class B (c)      $  6.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26
         Highest contract charge 1.90% Class B (c)      $  6.48
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30
         Highest contract charge 1.90% Class B (c)      $  5.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96
         Highest contract charge 1.90% Class B (c)      $  5.47
         All contract charges                                --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  5.86
         Highest contract charge 1.90% Class B          $  5.13
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.74
         Highest contract charge 1.90% Class B          $  9.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.63
         Highest contract charge 1.90% Class B          $  8.68
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.20
         Highest contract charge 1.90% Class B          $  8.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.50
         Highest contract charge 1.90% Class B          $  7.88
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.87
         Highest contract charge 1.90% Class B          $  7.51
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 12.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 14.25
         Highest contract charge 1.90% Class B          $ 12.42
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006              --                --           --          25.06%
                    --                --           --          23.30%
                51,776        $1,057,795         3.58%            --
  2005              --                --           --          10.28%
                    --                --           --           8.74%
                44,488        $  754,971         1.84%            --
  2004              --                --           --          21.04%
                    --                --           --          19.33%
                34,210        $  557,170         1.66%            --
EQ/Boston Advisors Equity Income
--------------------------------
  2008              --                --           --        (32.67)%
                    --                --           --        (33.54)%
                39,344        $  157,390         2.44%            --
  2007              --                --           --           3.31%
                    --                --           --           1.70%
                31,430        $  202,051         1.82%            --
  2006              --                --           --          15.39%
                    --                --           --          13.77%
                30,079        $  198,213         2.39%            --
  2005              --                --           --           5.62%
                    --                --           --           4.14%
                22,950        $  135,055         2.19%            --
  2004              --                --           --           9.05%
                    --                --           --           8.76%
                 3,003        $   16,894         3.71%            --
EQ/Calvert Socially Responsible
-------------------------------
  2008              --                --           --        (45.44)%
                    --                --           --        (46.23)%
                 5,674        $   36,090         0.30%            --
  2007              --                --           --          11.53%
                    --                --           --           9.91%
                 5,341        $   62,358         0.23%            --
  2006              --                --           --           4.70%
                    --                --           --           3.24%
                 5,169        $   54,129           --             --
  2005              --                --           --           8.20%
                    --                --           --           6.68%
                 4,883        $   47,467           --             --
  2004              --                --           --           3.07%
                    --                --           --           1.62%
                 3,656        $   31,705           --             --
EQ/Capital Guardian Growth
--------------------------
  2008              --                --           --        (40.67)%
                    --                --           --        (41.56)%
                35,102        $  263,886         0.18%            --
  2007              --                --           --           4.91%
                    --                --           --           3.46%
                34,213        $  439,864           --             --
  2006              --                --           --           6.87%
                    --                --           --           5.37%
                30,418        $  380,312         0.18%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B          $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B          $ 11.44
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.48
         Highest contract charge 1.90% Class B          $  7.39
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $  9.25
         Highest contract charge 1.90% Class B (d)      $  8.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 11.49
         Highest contract charge 1.90% Class B (d)      $ 11.06
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 11.23
         Highest contract charge 1.90% Class B (d)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.46
         Highest contract charge 1.90% Class B (d)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.79
         Highest contract charge 1.90% Class B (f)      $  6.57
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 11.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 21.79
         Highest contract charge 1.90% Class B          $ 17.66
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005              --                --           --           4.58%
                    --                --           --           3.12%
                23,591        $  283,809         0.21%            --
  2004              --                --           --           5.01%
                    --                --           --           3.53%
                20,651        $  244,375         0.51%            --
EQ/Capital Guardian Research (h)
--------------------------------
  2008              --                --           --        (39.94)%
                    --                --           --        (40.83)%
                96,287        $  757,787         0.91%            --
  2007              --                --           --           1.15%
                    --                --           --         (0.32)%
               113,240        $1,497,202         1.28%            --
  2006              --                --           --          11.50%
                    --                --           --           9.93%
                56,224        $  739,096         0.56%            --
  2005              --                --           --           5.53%
                    --                --           --           4.05%
                59,370        $  704,554         0.56%            --
  2004              --                --           --          10.35%
                    --                --           --           8.80%
                61,357        $  694,282         0.67%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2008              --                --           --        (19.50)%
                    --                --           --        (20.61)%
                18,445        $  131,696         8.08%            --
  2007              --                --           --           2.32%
                    --                --           --           0.82%
                15,706        $  143,500         7.16%            --
  2006              --                --           --           7.42%
                    --                --           --           5.92%
                10,025        $  103,369         7.96%            --
  2005              --                --           --           4.56%
                    --                --           --           3.58%
                 3,193        $   33,180        15.00%            --
EQ/Davis New York Venture
-------------------------
  2008              --                --           --        (39.54)%
                    --                --           --        (40.38)%
                36,597        $  242,910         0.62%            --
  2007              --                --           --           3.22%
                    --                --           --           1.75%
                24,733        $  273,949         0.62%            --
  2006              --                --           --           8.76%
                    --                --           --           8.29%
                 5,631        $   61,054         0.75%            --
EQ/Equity 500 Index
-------------------
  2008              --                --           --        (37.64)%
                    --                --           --        (38.51)%
                71,841        $  912,729         1.72%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $ 11.58
         Highest contract charge 1.90% Class B (e)      $ 11.06
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.93
         Highest contract charge 1.90% Class B (e)      $ 10.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 10.05
         Highest contract charge 1.90% Class B (e)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $  9.77
         Highest contract charge 1.90% Class B (e)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  7.62
         Highest contract charge 1.90% Class B          $  6.62
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  7.20
         Highest contract charge 1.90% Class B (f)      $  6.97
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.42
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.41
         All contract charges                                --


                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007              --                --           --           4.42%
                    --                --           --           2.94%
                74,013        $1,576,822         1.31%            --
  2006              --                --           --          14.52%
                    --                --           --          12.91%
                76,302        $1,640,567         1.54%            --
  2005              --                --           --           3.88%
                    --                --           --           2.42%
                76,052        $1,537,157         1.35%            --
  2004              --                --           --           9.68%
                    --                --           --           8.14%
                67,829        $1,471,224         1.53%            --
EQ/Evergreen International Bond
-------------------------------
  2008              --                --           --           5.95%
                    --                --           --           4.44%
                36,828        $  413,319        19.53%            --
  2007              --                --           --           8.76%
                    --                --           --           7.19%
                18,195        $  194,602         3.41%            --
  2006              --                --           --           2.90%
                    --                --           --           1.46%
                 8,137        $   80,817         0.43%            --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --             --
EQ/Evergreen Omega
------------------
  2008              --                --           --        (27.98)%
                    --                --           --        (28.97)%
                15,753        $  128,962         0.60%            --
  2007              --                --           --          10.79%
                    --                --           --           9.26%
                15,374        $  176,492           --             --
  2006              --                --           --           5.34%
                    --                --           --           3.86%
                13,748        $  141,667         2.13%            --
  2005              --                --           --           3.44%
                    --                --           --           1.99%
                15,270        $  147,725         0.04%            --
  2004              --                --           --           6.51%
                    --                --           --           5.01%
                15,623        $  142,569         0.35%            --
EQ/Franklin Income
------------------
  2008              --                --           --        (32.20)%
                    --                --           --        (33.11)%
                60,463        $  425,663         6.36%            --
  2007              --                --           --           1.53%
                    --                --           --           0.10%
                57,439        $  601,803         4.16%            --
  2006              --                --           --           4.56%
                    --                --           --           4.11%
                12,757        $  132,983         2.34%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.54
         Highest contract charge 1.90% Class B (f)     $  6.33
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $  9.86
         Highest contract charge 1.90% Class B (f)     $  9.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.85
         Highest contract charge 1.90% Class B (f)     $ 10.80
         All contract charges                               --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (n)      $  6.01
         Highest contract charge 1.90% Class B (n)     $  5.87
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (n)      $  9.57
         Highest contract charge 1.90% Class B (n)     $  9.48
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.41
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.14
         Highest contract charge 1.90% Class B (d)     $ 11.69
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.79
         Highest contract charge 1.90% Class B (d)     $ 11.52
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.56
         Highest contract charge 1.90% Class B (d)     $ 10.46
         All contract charges                               --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 24.17
         Highest contract charge 1.90% Class B (c)     $ 18.09
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $ 35.02
         Highest contract charge 1.90% Class B (c)     $ 26.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $ 32.21
         Highest contract charge 1.90% Class B (c)     $ 24.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $ 27.24
         Highest contract charge 1.90% Class B (c)     $ 21.28
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $ 26.24
         Highest contract charge 1.90% Class B (c)     $ 20.79
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
  2008              --               --            --        (33.67)%
                    --               --            --        (34.61)%
                11,658         $ 74,460          1.06%            --
  2007              --               --            --         (9.12)%
                    --               --            --        (10.37)%
                 5,985         $ 58,243          0.48%            --
  2006              --               --            --           8.50%
                    --               --            --           8.03%
                 1,481         $ 16,022          0.54%            --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2008              --               --            --        (37.20)%
                    --               --            --        (38.08)%
               168,583         $996,068          5.08%            --
  2007              --               --            --         (4.30)%
                    --               --            --         (5.20)%
                83,451         $793,251          2.63%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2008              --               --            --        (14.25)%
                    --               --            --        (15.48)%
                11,081         $111,017          0.50%            --
  2007              --               --            --           2.97%
                    --               --            --           1.48%
                11,173         $131,859          0.78%            --
  2006              --               --            --          11.65%
                    --               --            --          10.08%
                 7,462         $ 86,530          6.34%            --
  2005              --               --            --           5.64%
                    --               --            --           4.65%
                 2,307         $ 24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
  2008              --               --            --        (30.98)%
                    --               --            --        (31.99)%
                18,794         $392,717          0.61%            --
  2007              --               --            --           8.72%
                    --               --            --           7.21%
                15,674         $470,454          0.52%            --
  2006              --               --            --          18.24%
                    --               --            --          16.58%
                 8,969         $243,842          1.60%            --
  2005              --               --            --           3.80%
                    --               --            --           2.34%
                 5,611         $129,461          1.01%            --
  2004              --               --            --          13.51%
                    --               --            --          13.22%
                   797         $ 17,882          0.39%            --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.76
         Highest contract charge 1.90% Class B         $  8.51
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.93
         Highest contract charge 1.90% Class B (d)     $  9.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.72
         Highest contract charge 1.90% Class B (d)     $ 16.10
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 14.46
         Highest contract charge 1.90% Class B (d)     $ 14.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.56
         Highest contract charge 1.90% Class B (d)     $ 11.46
         All contract charges                               --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 14.39
         Highest contract charge 1.90% Class B         $ 12.31
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 15.88
         Highest contract charge 1.90% Class B         $ 13.78
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.48
         Highest contract charge 1.90% Class B         $ 13.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.95
         Highest contract charge 1.90% Class B         $ 13.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 14.70
         Highest contract charge 1.90% Class B         $ 13.31
         All contract charges                               --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 10.28
         Highest contract charge 1.90% Class B         $  8.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.16
         Highest contract charge 1.90% Class B         $ 14.75
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2008              --                --           --        (45.11)%
                    --                --           --        (45.90)%
                57,050        $  554,312         1.49%            --
  2007              --                --           --          14.64%
                    --                --           --          13.08%
                57,566        $1,024,304         0.39%            --
  2006              --                --           --          18.65%
                    --                --           --          16.99%
                62,676        $  973,881         1.38%            --
  2005              --                --           --          16.51%
                    --                --           --          14.91%
                56,000        $  728,289         1.54%            --
  2004              --                --           --          13.04%
                    --                --           --          11.45%
                49,365        $  543,898         1.64%            --
EQ/International Growth
-----------------------
  2008              --                --           --        (40.61)%
                    --                --           --        (41.43)%
                20,631        $  168,007         0.99%            --
  2007              --                --           --          15.63%
                    --                --           --          14.02%
                16,401        $  237,725         0.72%            --
  2006              --                --           --          25.01%
                    --                --           --          23.26%
                 6,096        $   83,819         1.21%            --
  2005              --                --           --          15.64%
                    --                --           --          14.56%
                 1,394        $   16,015         2.07%            --
EQ/JPMorgan Core Bond
---------------------
  2008              --                --           --         (9.38)%
                    --                --           --        (10.67)%
                80,413        $  913,345         4.06%            --
  2007              --                --           --           2.58%
                    --                --           --           1.10%
                99,922        $1,271,392         4.32%            --
  2006              --                --           --           3.54%
                    --                --           --           2.09%
                99,116        $1,260,924         4.37%            --
  2005              --                --           --           1.71%
                    --                --           --           0.28%
                93,448        $1,190,350         3.56%            --
  2004              --                --           --           3.58%
                    --                --           --           2.12%
                80,724        $1,064,120         4.15%            --
EQ/JPMorgan Value Opportunities
-------------------------------
  2008              --                --           --        (40.09)%
                    --                --           --        (40.88)%
                23,322        $  210,531         1.78%            --
  2007              --                --           --         (1.72)%
                    --                --           --         (3.09)%
                27,538        $  419,788         1.32%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B       $ 17.46               --               --            --         19.78%
         Highest contract charge 1.90% Class B      $ 15.22               --               --            --         18.10%
         All contract charges                            --           31,332         $492,862          4.27%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.58               --               --            --          3.41%
         Highest contract charge 1.90% Class B      $ 12.89               --               --            --          1.95%
         All contract charges                            --           35,102         $468,128          1.50%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.10               --               --            --         10.33%
         Highest contract charge 1.90% Class B      $ 12.64               --               --            --          8.78%
         All contract charges                            --           38,178         $499,166          1.28%           --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.29               --               --            --       (37.75)%
         Highest contract charge 1.90% Class B      $  6.33               --               --            --       (38.60)%
         All contract charges                            --           18,391         $129,337          0.34%           --
  2007   Lowest contract charge 0.50% Class B       $ 11.71               --               --            --          3.35%
         Highest contract charge 1.90% Class B      $ 10.31               --               --            --          1.88%
         All contract charges                            --           21,585         $243,826          1.14%           --
  2006   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         12.38%
         Highest contract charge 1.90% Class B      $ 10.12               --               --            --         10.80%
         All contract charges                            --           26,152         $286,441          0.84%           --
  2005   Lowest contract charge 0.50% Class B       $ 10.08               --               --            --          6.66%
         Highest contract charge 1.90% Class B      $  9.13               --               --            --          5.16%
         All contract charges                            --           30,163         $294,159          0.49%           --
  2004   Lowest contract charge 0.50% Class B       $  9.45               --               --            --         10.84%
         Highest contract charge 1.90% Class B      $  8.68               --               --            --          9.28%
         All contract charges                            --           32,507         $295,494          0.58%           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  5.37               --               --            --       (36.60)%
         Highest contract charge 1.90% Class B      $  4.68               --               --            --       (37.52)%
         All contract charges                            --           41,922         $245,887          0.14%           --
  2007   Lowest contract charge 0.50% Class B       $  8.47               --               --            --         13.39%
         Highest contract charge 1.90% Class B      $  7.49               --               --            --         11.79%
         All contract charges                            --           45,255         $411,124            --
  2006   Lowest contract charge 0.50% Class B       $  7.47               --               --            --        (1.04)
         Highest contract charge 1.90% Class B      $  6.70               --               --            --        (2.43)
         All contract charges                            --           49,049         $384,363            --            --
  2005   Lowest contract charge 0.50% Class B       $  7.55               --               --            --         14.36%
         Highest contract charge 1.90% Class B      $  6.86               --               --            --         12.75%
         All contract charges                            --           53,599         $409,334            --            --
  2004   Lowest contract charge 0.50% Class B       $  6.60               --               --            --          7.84%
         Highest contract charge 1.90% Class B      $  6.09               --               --            --          6.32%
         All contract charges                            --           54,060         $349,068            --            --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.59               --               --            --       (38.55)%
         Highest contract charge 1.90% Class B      $  9.82               --               --            --       (39.42)%
         All contract charges                            --           19,719         $193,193          0.11%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.86               --               --            --         15.07%
         Highest contract charge 1.90% Class B      $ 16.21               --               --            --         13.36%
         All contract charges                            --           22,503         $363,276          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 16.39               --               --            --          7.24%
         Highest contract charge 1.90% Class B      $ 14.30               --               --            --          5.74%
         All contract charges                            --           18,659         $269,728            --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.29
         Highest contract charge 1.90% Class B          $ 13.52
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.09
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $  4.57
         Highest contract charge 1.90% Class B (e)      $  4.36
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.61
         Highest contract charge 1.90% Class B (e)      $ 10.28
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 11.33
         Highest contract charge 1.90% Class B (e)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $ 10.66
         Highest contract charge 1.90% Class B (e)      $ 10.63
         All contract charges                                --
EQ/Large Cap Value PLUS (l)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 10.38
         Highest contract charge 1.90% Class B          $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.41
         Highest contract charge 1.90% Class B          $ 15.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 19.39
         Highest contract charge 1.90% Class B          $ 17.07
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 16.05
         Highest contract charge 1.90% Class B          $ 14.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.30
         Highest contract charge 1.90% Class B          $ 13.86
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $ 11.37
         Highest contract charge 1.90% Class B (d)      $ 10.80
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 10.89
         Highest contract charge 1.90% Class B (d)      $ 10.48
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 10.19
         Highest contract charge 1.90% Class B (d)      $  9.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.06
         Highest contract charge 1.90% Class B (d)      $  9.96
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005              --                --           --           8.48%
                    --                --           --           6.96%
                19,808        $  272,973           --             --
  2004              --                --           --          12.06%
                    --                --           --          10.48%
                20,997        $  272,395           --             --
EQ/Large Cap Value Index
------------------------
  2008              --                --           --        (56.93)%
                    --                --           --        (57.59)%
                16,998        $   75,141         1.37%            --
  2007              --                --           --         (6.35)%
                    --                --           --         (7.72)%
                17,409        $  180,500           --             --
  2006              --                --           --           6.30%
                    --                --           --           4.81%
                15,831        $  177,206         0.05%            --
  2005              --                --           --           6.62%
                    --                --           --           6.26%
                 2,464        $   26,219         0.13%            --
EQ/Large Cap Value PLUS (l)
---------------------------
  2008              --                --           --        (43.62)%
                    --                --           --        (44.43)%
               128,632        $1,114,977         2.84%            --
  2007              --                --           --         (5.05)%
                    --                --           --         (6.39)%
               150,945        $2,349,958         1.61%            --
  2006              --                --           --          20.78%
                    --                --           --          19.09%
               110,933        $1,850,638         1.64%            --
  2005              --                --           --           4.91%
                    --                --           --           3.44%
               101,618        $1,439,640         1.18%            --
  2004              --                --           --          12.88%
                    --                --           --          11.29%
                91,811        $1,278,595         1.46%            --
EQ/Long Term Bond
-----------------
  2008              --                --           --           4.41%
                    --                --           --           3.05%
                13,056        $  136,537         6.19%            --
  2007              --                --           --           6.87%
                    --                --           --           5.33%
                11,044        $  114,596         4.52%            --
  2006              --                --           --           1.31%
                    --                --           --         (0.11)%
                 8,360        $   83,248         5.01%            --
  2005              --                --           --           0.56%
                    --                --           --         (0.38)%
                 4,300        $   42,957         5.08%            --


                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.08
         Highest contract charge 1.90% Class B (d)     $  7.67
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.80
         Highest contract charge 1.90% Class B (d)     $ 12.32
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.43
         Highest contract charge 1.90% Class B (d)     $ 12.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.66
         Highest contract charge 1.90% Class B (d)     $ 10.56
         All contract charges                               --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.01
         Highest contract charge 1.90% Class B (d)     $  8.55
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 13.11
         Highest contract charge 1.90% Class B (d)     $ 12.63
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.91
         Highest contract charge 1.90% Class B (d)     $ 11.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.62
         Highest contract charge 1.90% Class B (d)     $ 10.52
         All contract charges                               --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.62
         Highest contract charge 1.90% Class B (d)     $  7.24
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.55
         Highest contract charge 1.90% Class B (d)     $ 12.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.54
         Highest contract charge 1.90% Class B (d)     $ 12.25
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.21
         Highest contract charge 1.90% Class B (d)     $ 11.11
         All contract charges                               --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.60
         Highest contract charge 1.90% Class B         $ 10.45
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.52
         Highest contract charge 1.90% Class B         $ 17.85
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 17.20
         Highest contract charge 1.90% Class B         $ 15.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 15.82
         Highest contract charge 1.90% Class B         $ 14.88
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
  2008              --                --           --        (36.88)%
                    --                --           --        (37.74)%
                12,007        $   93,540         1.55%            --
  2007              --                --           --           2.98%
                    --                --           --           1.48%
                11,815        $  147,275         1.13%            --
  2006              --                --           --          16.63%
                    --                --           --          14.99%
                11,071        $  135,386         1.21%            --
  2005              --                --           --           6.59%
                    --                --           --           5.59%
                 3,072        $   32,532         1.42%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2008              --                --           --        (31.27)%
                    --                --           --        (32.30)%
                 9,794        $   85,138         1.16%            --
  2007              --                --           --          10.08%
                    --                --           --           8.60%
                 6,105        $   78,014         0.80%            --
  2006              --                --           --          12.13%
                    --                --           --          10.56%
                 4,229        $   49,544         1.21%            --
  2005              --                --           --           6.21%
                    --                --           --           5.22%
                 2,022        $   21,339         0.84%            --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2008              --                --           --        (39.28)%
                    --                --           --        (40.12)%
                25,830        $  190,155         1.52%            --
  2007              --                --           --           0.08 %
                    --                --           --         (1.31)%
                24,325        $  297,470         0.54%            --
  2006              --                --           --          11.87%
                    --                --           --          10.30%
                17,475        $  215,636         1.22%            --
  2005              --                --           --          12.11%
                    --                --           --          11.07%
                 9,142        $  101,817         1.70%            --
EQ/Marsico Focus
----------------
  2008              --                --           --        (40.57)%
                    --                --           --        (41.46)%
               118,651        $1,143,520         0.95%            --
  2007              --                --           --          13.49%
                    --                --           --          11.91%
               115,724        $1,909,092         0.18%            --
  2006              --                --           --           8.78%
                    --                --           --           7.25%
               110,995        $1,644,626         0.73%            --
  2005              --                --           --          10.15%
                    --                --           --           8.61%
                91,026        $1,281,504           --             --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/Marsico Focus (Continued)
----------------------------
  2004   Lowest contract charge 0.50% Class B       $ 14.36               --                --           --          9.96%
         Highest contract charge 1.90% Class B      $ 13.70               --                --           --          8.41%
         All contract charges                            --           69,842        $  931,060           --            --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.36               --                --           --       (49.55)%
         Highest contract charge 1.90% Class B      $  6.54               --                --           --       (50.27)%
         All contract charges                            --           67,946        $  500,886         0.89%           --
  2007   Lowest contract charge 0.50% Class B       $ 14.59               --                --           --          7.44%
         Highest contract charge 1.90% Class B      $ 13.15               --                --           --          5.96%
         All contract charges                            --           70,501        $1,035,525           --            --
  2006   Lowest contract charge 0.50% Class B       $ 13.58               --                --           --         10.97%
         Highest contract charge 1.90% Class B      $ 12.41               --                --           --          9.41%
         All contract charges                            --           72,246        $  989,519         3.28%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.23               --                --           --          5.84%
         Highest contract charge 1.90% Class B      $ 11.35               --                --           --          4.35%
         All contract charges                            --           70,729        $  867,602         7.65%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.56               --                --           --         15.45%
         Highest contract charge 1.90% Class B      $ 10.87               --                --           --         13.82%
         All contract charges                            --           64,623        $  740,923         2.53%           --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.23               --                --           --       (39.85)%
         Highest contract charge 1.90% Class B      $  9.52               --                --           --       (40.69)%
         All contract charges                            --           41,940        $  400,022         1.38%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.67               --                --           --        (2.10)%
         Highest contract charge 1.90% Class B      $ 16.05               --                --           --        (3.49)%
         All contract charges                            --           50,595        $  811,824         0.97%           --
  2006   Lowest contract charge 0.50% Class B       $ 19.07               --                --           --         11.92%
         Highest contract charge 1.90% Class B      $ 16.63               --                --           --         10.35%
         All contract charges                            --           57,023        $  948,678         0.31%           --
  2005   Lowest contract charge 0.50% Class B       $ 17.04               --                --           --         10.77%
         Highest contract charge 1.90% Class B      $ 15.07               --                --           --          9.21%
         All contract charges                            --           54,946        $  832,305         4.89%           --
  2004   Lowest contract charge 0.50% Class B       $ 15.38               --                --           --         17.26%
         Highest contract charge 1.90% Class B      $ 13.80               --                --           --         15.61%
         All contract charges                            --           46,228        $  648,657         2.63%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2008   Lowest contract charge 0.00% Class B       $ 44.43               --                --           --          2.11%
         Highest contract charge 1.90% Class B      $ 26.24               --                --           --          0.15%
         All contract charges                            --           90,924        $1,493,712         1.93%           --
  2007   Lowest contract charge 0.00% Class B       $ 43.51               --                --           --          4.72%
         Highest contract charge 1.90% Class B      $ 26.20               --                --           --          2.70%
         All contract charges                            --           45,468        $  851,459         4.59%           --
  2006   Lowest contract charge 0.00% Class B       $ 41.55               --                --           --          4.48%
         Highest contract charge 1.90% Class B      $ 25.51               --                --           --          2.51%
         All contract charges                            --           33,332        $  612,694         4.41%           --
  2005   Lowest contract charge 0.00% Class B       $ 39.77               --                --           --          2.62%
         Highest contract charge 1.90% Class B      $ 24.88               --                --           --          0.68%
         All contract charges                            --           24,414        $  483,274         2.57%           --
  2004   Lowest contract charge 0.00% Class B       $ 38.75               --                --           --          0.78%
         Highest contract charge 1.90% Class B      $ 24.71               --                --           --        (1.14)%
         All contract charges                            --           22,453        $  474,277         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  4.22
         Highest contract charge 1.90% Class B (c)     $  3.66
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  6.32
         Highest contract charge 1.90% Class B (c)     $  5.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  5.26
         Highest contract charge 1.90% Class B (c)     $  4.69
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  4.90
         Highest contract charge 1.90% Class B (c)     $  4.43
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  4.67
         Highest contract charge 1.90% Class B (c)     $  4.28
         All contract charges                               --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.69
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.86
         Highest contract charge 1.90% Class B (f)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.74
         Highest contract charge 1.90% Class B (f)     $ 10.69
         All contract charges                               --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.90
         Highest contract charge 1.90% Class B (f)     $  6.68
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.70
         Highest contract charge 1.90% Class B (f)     $ 11.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.12
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.87
         Highest contract charge 1.90% Class B (f)     $  6.64
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.28
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.96
         Highest contract charge 1.90% Class B (f)     $ 10.91
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth
---------------------------
  2008              --               --            --        (33.23)%
                    --               --            --        (34.17)%
                43,561         $143,894          0.26%            --
  2007              --               --            --          20.15%
                    --               --            --          18.55%
                18,657         $100,498          0.37%            --
  2006              --               --            --           7.41%
                    --               --            --           5.90%
                 6,440         $ 30,006          0.21%            --
  2005              --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%            --
EQ/Mutual Shares
----------------
  2008              --               --            --        (38.40)%
                    --               --            --        (39.31)%
                31,398         $205,168          3.61%            --
  2007              --               --            --           1.12%
                    --               --            --         (0.28)%
                32,835         $351,879            --             --
  2006              --               --            --           7.38%
                    --               --            --           6.92%
                 7,714         $ 82,586          0.39%            --
EQ/Oppenheimer Global
---------------------
  2008              --               --            --        (41.03)%
                    --               --            --        (41.81)%
                13,246         $ 89,280          1.29%            --
  2007              --               --            --           5.22%
                    --               --            --           3.70%
                 9,648         $111,407          0.39%            --
  2006              --               --            --          11.23%
                    --               --            --          10.75%
                 1,756         $ 19,483          0.07%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2008              --               --            --        (39.10)%
                    --               --            --        (40.02)%
                 4,048         $ 27,160          0.65%            --
  2007              --               --            --           2.92%
                    --               --            --           1.47%
                 3,395         $ 37,791          0.59%            --
  2006              --               --            --           9.61%
                    --               --            --           9.13%
                   726         $  7,942          2.04%            --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.68
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.88
         Highest contract charge 1.90% Class B (f)     $ 10.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.13
         Highest contract charge 1.90% Class B (f)     $ 11.08
         All contract charges                               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.57
         Highest contract charge 1.90% Class B (d)     $ 10.03
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.07
         Highest contract charge 1.90% Class B (d)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $  9.98
         Highest contract charge 1.90% Class B (d)     $  9.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $  9.99
         Highest contract charge 1.90% Class B (d)     $  9.90
         All contract charges                               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 17.75
         Highest contract charge 1.90% Class B         $ 14.30
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.09
         Highest contract charge 1.90% Class B         $ 15.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 18.35
         Highest contract charge 1.90% Class B         $ 15.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 17.77
         Highest contract charge 1.90% Class B         $ 14.94
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.51
         Highest contract charge 1.90% Class B         $ 14.93
         All contract charges                               --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.61
         Highest contract charge 1.90% Class B (d)     $ 10.07
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 10.88
         Highest contract charge 1.90% Class B (d)     $ 10.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 10.38
         Highest contract charge 1.90% Class B (d)     $ 10.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.04
         Highest contract charge 1.90% Class B (d)     $  9.94
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2008              --               --            --        (38.60)%
                    --               --            --        (39.42)%
                 7,550         $ 49,305          0.10%            --
  2007              --               --            --         (2.25)%
                    --               --            --         (3.61)%
                 5,614         $ 60,151            --             --
  2006              --               --            --          11.28%
                    --               --            --          10.79%
                   868         $  9,639          1.06%            --
EQ/PIMCO Real Return
--------------------
  2008              --               --            --         (4.52)%
                    --               --            --         (5.91)%
                91,323         $917,805          3.21%            --
  2007              --               --            --          10.92%
                    --               --            --           9.33%
                45,578         $486,803          3.07%            --
  2006              --               --            --         (0.11)%
                    --               --            --         (1.51)%
                31,108         $304,380          4.98%            --
  2005              --               --            --         (0.09)%
                    --               --            --         (1.02)%
                15,284         $151,723          5.31%            --
EQ/Quality Bond PLUS
--------------------
  2008              --               --            --         (7.02)%
                    --               --            --         (8.33)%
                26,466         $326,277          5.04%            --
  2007              --               --            --           4.03%
                    --               --            --           2.56%
                28,944         $393,130          4.95%            --
  2006              --               --            --           3.30%
                    --               --            --           1.85%
                27,600         $371,451          4.04%            --
  2005              --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.04%            --
EQ/Short Duration Bond
----------------------
  2008              --               --            --         (2.48)%
                    --               --            --         (3.91)%
                13,905         $141,793          7.47%            --
  2007              --               --            --           4.82%
                    --               --            --           3.35%
                 7,630         $ 80,793          4.54%            --
  2006              --               --            --           3.44%
                    --               --            --           1.99%
                 5,862         $ 59,826          4.22%            --
  2005              --               --            --           0.36%
                    --               --            --         (0.58)%
                 1,852         $ 18,465          2.64%            --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 11.85
         Highest contract charge 1.90% Class B          $ 10.14
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 11.86
         Highest contract charge 1.90% Class B (c)      $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.45
         Highest contract charge 1.90% Class B (f)      $  6.24
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.96
         Highest contract charge 1.90% Class B (f)      $ 10.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.79
         Highest contract charge 1.90% Class B (f)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  4.02
         Highest contract charge 1.90% Class B (c)      $  3.49
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Small Company Index
----------------------
  2008              --               --            --        (34.49)%
                    --               --            --        (35.41)%
                28,477         $282,432          0.85%            --
  2007              --               --            --         (2.32)%
                    --               --            --         (3.68)%
                28,985         $444,440          1.31%            --
  2006              --               --            --          17.12%
                    --               --            --          15.48%
                29,757         $475,296          1.32%            --
  2005              --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          1.15%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          2.47%            --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
  2008              --               --            --        (42.51)%
                    --               --            --        (43.33)%
                19,024         $167,244            --             --
  2007              --               --            --           6.67%
                    --               --            --           5.24%
                17,951         $291,072          0.13%            --
  2006              --               --            --         (4.49)%
                    --               --            --         (5.83)%
                 3,277         $ 51,291            --             --
  2005              --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/Templeton Growth
-------------------
  2008              --               --            --        (41.15)%
                    --               --            --        (41.95)%
                23,768         $149,788          1.56%            --
  2007              --               --            --           1.58%
                    --               --            --           0.09%
                26,167         $282,910          0.63%            --
  2006              --               --            --           7.86%
                    --               --            --           7.39%
                 6,220         $ 66,882          0.46%            --
EQ/UBS Growth and Income
------------------------
  2008              --               --            --        (40.36)%
                    --               --            --        (41.15)%
                14,961         $ 48,057          1.26%            --
  2007              --               --            --           0.60%
                    --               --            --         (0.67)%
                15,122         $ 84,474          0.85%            --
  2006              --               --            --          13.58%
                    --               --            --          11.99%
                11,683         $ 70,569          0.90%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)      $  5.90
         Highest contract charge 1.90% Class B (c)     $  5.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  5.44
         Highest contract charge 1.90% Class B (c)     $  4.99
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.36
         Highest contract charge 1.90% Class B (d)     $  6.99
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.73
         Highest contract charge 1.90% Class B (d)     $ 11.30
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.10
         Highest contract charge 1.90% Class B (d)     $ 11.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.49
         Highest contract charge 1.90% Class B (d)     $ 10.39
         All contract charges                               --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.25
         Highest contract charge 1.90% Class B         $ 10.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 28.86
         Highest contract charge 1.90% Class B         $ 24.92
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 20.43
         Highest contract charge 1.90% Class B         $ 17.89
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.98
         Highest contract charge 1.90% Class B         $ 13.30
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.34
         Highest contract charge 1.90% Class B         $ 10.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.64
         Highest contract charge 1.90% Class B (d)     $  8.20
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.48
         Highest contract charge 1.90% Class B (d)     $ 15.87
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 13.53
         Highest contract charge 1.90% Class B (d)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 12.44
         Highest contract charge 1.90% Class B (d)     $ 12.33



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005              --                --           --           8.46%
                    --                --           --           6.94%
                 6,468        $   35,639         1.24%            --
  2004              --                --           --          11.67%
                    --                --           --          11.38%
                   449        $    2,306         3.51%            --
EQ/Van Kampen Comstock
----------------------
  2008              --                --           --        (37.25)%
                    --                --           --        (38.14)%
                26,088        $  185,024         1.98%            --
  2007              --                --           --         (3.06)%
                    --                --           --         (4.32)%
                25,019        $  285,776         1.63%            --
  2006              --                --           --          15.33%
                    --                --           --          13.71%
                21,516        $  255,976         3.07%            --
  2005              --                --           --           4.88%
                    --                --           --           3.90%
                 9,231        $   96,174         2.07%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2008              --                --           --        (57.55)%
                    --                --           --        (58.15)%
                53,574        $  696,118         0.15%           --
  2007              --                --           --          41.26%
                    --                --           --          39.30%
                53,185        $1,627,247           --             --
  2006              --                --           --          36.37%
                    --                --           --          34.46%
                47,631        $1,034,450         0.45%            --
  2005              --                --           --          32.12%
                    --                --           --          30.27%
                38,941        $  606,208         0.63%            --
  2004              --                --           --          23.06%
                    --                --           --          21.33%
                26,330        $  296,336         0.74%            --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2008              --                --           --        (47.57)%
                    --                --           --        (48.33)%
                25,257        $  210,339           --             --
  2007              --                --           --          21.80%
                    --                --           --          20.14%
                19,555        $  313,835         0.33%            --
  2006              --                --           --           8.71%
                    --                --           --           7.19%
                 8,738        $  116,309         0.47%            --
  2005              --                --           --          24.44%
                    --                --           --          23.28%

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (m)      $  5.01
         Highest contract charge 1.70% Class B (m)     $  4.97
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (m)      $  8.29
         Highest contract charge 1.70% Class B (m)     $  8.27
         All contract charges                               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 41.97
         Highest contract charge 1.90% Class B         $ 30.32
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 79.11
         Highest contract charge 1.90% Class B         $ 57.97
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 71.38
         Highest contract charge 1.90% Class B         $ 53.06
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 68.25
         Highest contract charge 1.90% Class B         $ 51.46
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 63.39
         Highest contract charge 1.90% Class B         $ 48.47
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.94
         Highest contract charge 1.90% Class B         $ 11.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 12.69
         Highest contract charge 1.90% Class B         $ 11.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.01
         Highest contract charge 1.90% Class B         $ 11.19
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 11.63
         Highest contract charge 1.90% Class B         $ 10.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.49
         Highest contract charge 1.90% Class B         $ 11.01
         All contract charges                               --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.96
         Highest contract charge 1.90% Class B         $  9.02
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 13.68
         Highest contract charge 1.90% Class B         $ 12.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.61
         Highest contract charge 1.90% Class B         $ 11.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.06
         Highest contract charge 1.90% Class B         $ 11.39
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
  2008              --               --            --        (39.57)%
                    --               --            --        (39.90)%
                58,364         $290,993          2.49%            --
  2007              --               --            --        (17.10)%
                    --               --            --        (17.30)%
                54,475         $451,152          1.00%            --
Multimanager Aggressive Equity
------------------------------
  2008              --               --            --        (46.95)%
                    --               --            --        (47.70)%
                 5,087         $ 67,727          0.36%            --
  2007              --               --            --          10.83%
                    --               --            --           9.25%
                 4,950         $134,774            --             --
  2006              --               --            --           4.59%
                    --               --            --           3.12%
                 5,287         $139,296            --             --
  2005              --               --            --           7.66%
                    --               --            --           6.15%
                 3,925         $127,148            --             --
  2004              --               --            --          11.54%
                    --               --            --           9.97%
                 3,203         $119,925            --             --
Multimanager Core Bond
----------------------
  2008              --               --            --           1.97%
                    --               --            --           0.51%
                62,629         $734,371          4.89%            --
  2007              --               --            --           5.66%
                    --               --            --           4.20%
                55,947         $653,841          4.09%            --
  2006              --               --            --           3.25%
                    --               --            --           1.80%
                58,160         $651,206          4.11%            --
  2005              --               --            --           1.20%
                    --               --            --         (0.18)%
                57,425         $631,231          3.47%            --
  2004              --               --            --           3.37%
                    --               --            --           1.91%
                55,151         $609,072          3.24%            --
Multimanager Health Care
------------------------
  2008              --               --            --        (27.19)%
                    --               --            --        (28.18)%
                25,001         $241,324            --             --
  2007              --               --            --           8.49%
                    --               --            --           6.89%
                23,993         $320,884            --             --
  2006              --               --            --           4.61%
                    --               --            --           3.14%
                23,416         $290,818          1.05%            --
  2005              --               --            --           6.43%
                    --               --            --           4.93%
                20,668         $246,216          2.61%            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Health Care (Continued)
------------------------------------
  2004   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         11.57%
         Highest contract charge 1.90% Class B      $ 10.86               --               --            --         10.00%
         All contract charges                            --           17,556         $196,381          4.12%           --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --       (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --       (24.94)%
         All contract charges                            --           36,664         $531,727          8.68%           --
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --          2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --          1.17%
         All contract charges                            --           45,225         $879,446          7.17%           --
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --          9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --          7.85%
         All contract charges                            --           46,730         $935,762          6.95%           --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --          2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --          1.11%
         All contract charges                            --           43,908         $877,332          7.68%           --
  2004   Lowest contract charge 0.50% Class B       $ 34.38               --               --            --          8.13%
         Highest contract charge 1.90% Class B      $ 26.64               --               --            --          6.61%
         All contract charges                            --           37,966         $860,727          6.76%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --       (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --       (48.21)%
         All contract charges                            --           34,884         $355,985          1.57%           --
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --         11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --         10.25%
         All contract charges                            --           34,725         $680,288          0.73%           --
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --         24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --         22.94%
         All contract charges                            --           32,231         $568,482          2.23%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --         14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --         13.25%
         All contract charges                            --           23,219         $328,766          4.06%           --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --         17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --         15.67%
         All contract charges                            --           19,713         $242,452          2.40%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --       (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --       (40.65)%
         All contract charges                            --           12,279         $ 96,551          0.52%           --
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --          4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --          3.00%
         All contract charges                            --           13,471         $177,274          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --         13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --         11.43%
         All contract charges                            --           13,690         $173,297          0.60%           --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --          6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --          4.71%
         All contract charges                            --           13,468         $151,342          0.79%           --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --          9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --          7.59%
         All contract charges                            --           12,820         $135,571          2.46%           --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.05                --               --            --       (45.64)%
         Highest contract charge 1.90% Class B     $  5.48                --               --            --       (46.43)%
         All contract charges                           --            27,165         $166,651            --            --
  2007   Lowest contract charge 0.50% Class B      $ 11.13                --               --            --         10.64%
         Highest contract charge 1.90% Class B     $ 10.23                --               --            --          9.18%
         All contract charges                           --            28,454         $322,415            --            --
  2006   Lowest contract charge 0.50% Class B      $ 10.06                --               --            --        (0.39)%
         Highest contract charge 1.90% Class B     $  9.37                --               --            --        (1.79)%
         All contract charges                           --            30,036         $306,984            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.10                --               --            --          6.95%
         Highest contract charge 1.90% Class B     $  9.54                --               --            --          5.45%
         All contract charges                           --            28,903         $295,667            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.44                --               --            --          6.13%
         Highest contract charge 1.90% Class B     $  9.05                --               --            --          4.64%
         All contract charges                           --            29,040         $275,157            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  9.62                --               --            --       (37.73)%
         Highest contract charge 1.90% Class B     $  8.71                --               --            --       (38.62)%
         All contract charges                           --            37,613         $353,373          1.40%           --
  2007   Lowest contract charge 0.50% Class B      $ 15.45                --               --            --          3.07%
         Highest contract charge 1.90% Class B     $ 14.19                --               --            --          1.65%
         All contract charges                           --            38,402         $583,473          1.08%           --
  2006   Lowest contract charge 0.50% Class B      $ 14.99                --               --            --         18.73%
         Highest contract charge 1.90% Class B     $ 13.96                --               --            --         17.06%
         All contract charges                           --            39,025         $577,966          2.82%           --
  2005   Lowest contract charge 0.50% Class B      $ 12.62                --               --            --          6.56%
         Highest contract charge 1.90% Class B     $ 11.93                --               --            --          5.07%
         All contract charges                           --            35,233         $440,121          3.02%           --
  2004   Lowest contract charge 0.50% Class B      $ 11.84                --               --            --         13.85%
         Highest contract charge 1.90% Class B     $ 11.35                --               --            --         12.25%
         All contract charges                           --            29,242         $342,105          6.81%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  7.13                --               --            --       (43.86)%
         Highest contract charge 1.90% Class B     $  6.46                --               --            --       (44.64)%
         All contract charges                           --            29,642         $216,713            --            --
  2007   Lowest contract charge 0.50% Class B      $ 12.70                --               --            --         11.31%
         Highest contract charge 1.90% Class B     $ 11.67                --               --            --          9.78%
         All contract charges                           --            31,721         $414,209            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.41                --               --            --          9.07%
         Highest contract charge 1.90% Class B     $ 10.63                --               --            --          7.54%
         All contract charges                           --            35,038         $410,676          0.51%           --
  2005   Lowest contract charge 0.50% Class B      $ 10.46                --               --            --          7.84%
         Highest contract charge 1.90% Class B     $  9.88                --               --            --          6.33%
         All contract charges                           --            35,078         $374,043          1.58%           --
  2004   Lowest contract charge 0.50% Class B      $  9.70                --               --            --         11.17%
         Highest contract charge 1.90% Class B     $  9.30                --               --            --          9.61%
         All contract charges                           --            35,482         $346,528          1.55%           --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.22
         Highest contract charge 1.90% Class B         $  8.35
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 14.47
         Highest contract charge 1.90% Class B         $ 13.29
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 14.53
         Highest contract charge 1.90% Class B         $ 13.54
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.73
         Highest contract charge 1.90% Class B         $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.92
         Highest contract charge 1.90% Class B         $ 11.42
         All contract charges                               --
Multimanager Small Cap Growth (j)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  5.60
         Highest contract charge 1.90% Class B (c)     $  4.85
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.78
         Highest contract charge 1.90% Class B         $ 10.08
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value
--------------------------
  2008              --               --            --        (36.28)%
                    --               --            --        (37.17)%
                26,245         $234,379          0.46%            --
  2007              --               --            --         (0.41)%
                    --               --            --         (1.85)%
                27,826         $392,988            --             --
  2006              --               --            --          14.16%
                    --               --            --          12.56%
                30,733         $438,437          1.72%            --
  2005              --               --            --           6.81%
                    --               --            --           5.31%
                29,548         $370,654          6.98%            --
  2004              --               --            --          14.61%
                    --               --            --          13.00%
                30,025         $353,096          4.10%            --
Multimanager Small Cap Growth (j)
---------------------------------
  2008              --               --            --        (42.39)%
                    --               --            --        (43.27)%
                28,780         $135,528            --             --
  2007              --               --            --           3.18%
                    --               --            --           1.79%
                28,681         $242,159            --             --
  2006              --               --            --           9.66%
                    --               --            --           8.12%
                17,157         $147,393          1.40%            --
  2005              --               --            --           6.95%
                    --               --            --           5.45%
                 9,010         $ 72,375          3.58%            --
  2004              --               --            --          14.09%
                    --               --            --          13.79%
                   388         $  2,939            --             --
Multimanager Small Cap Value
----------------------------
  2008              --               --            --        (38.20)%
                    --               --            --        (39.06)%
                39,759         $368,923          0.24%            --
  2007              --               --            --        (10.31)%
                    --               --            --        (11.55)%
                47,546         $723,958          0.29%            --
  2006              --               --            --          15.53%
                    --               --            --          13.91%
                57,348         $992,117          5.49%            --
  2005              --               --            --           4.16%
                    --               --            --           2.70%
                56,358         $874,837          4.46%            --
  2004              --               --            --          16.52%
                    --               --            --          14.88%
                52,025         $811,982          6.15%            --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.85                --               --            --       (47.35)%
         Highest contract charge 1.90% Class B     $  6.20                --               --            --       (48.12)%
         All contract charges                           --            27,756         $192,697            --            --
  2007   Lowest contract charge 0.50% Class B      $ 13.01                --               --            --         17.63%
         Highest contract charge 1.90% Class B     $ 11.95                --               --            --         15.91%
         All contract charges                           --            28,291         $373,990            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.06                --               --            --          6.76%
         Highest contract charge 1.90% Class B     $ 10.31                --               --            --          5.26%
         All contract charges                           --            24,173         $271,064            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.36                --               --            --         10.71%
         Highest contract charge 1.90% Class B     $  9.79                --               --            --          9.16%
         All contract charges                           --            24,317         $253,676            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.36                --               --            --          4.46%
         Highest contract charge 1.90% Class B     $  8.97                --               --            --          2.99%
         All contract charges                           --            24,512         $228,436          0.93%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(h) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(i) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(j) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(k) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m) Units were made available for sale on August 17, 2007.
(n) Units were made available for sale on May 29, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.20%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-104

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

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The Accumulator(R) Series
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2009

Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.



--------------------------------------------------------------------------------


WHAT IS THE ACCUMULATOR(R) SERIES?

The Accumulator(R) Series are deferred annuity contracts issued by AXA Equitable Life Insurance Company. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options").
This Prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this Prospectus is current as of the date of this Prospectus; however, because certain provisions may be changed after the date of this Prospectus in accordance with the contract, the description of the contract's provisions in this Prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You have the right to cancel the contract within a certain number of days after receipt of the contract. You should read this Prospectus in conjunction with any applicable supplements. Withdrawal charges discussed in this Prospectus apply only under the Accumulator(R) contract, not the Accumulator(R) Select(SM) contract. All optional features and benefits described in this Prospectus may not have been available at the time you purchased the contract. We have the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any contribution from you at any time, including after you purchase the contract.

The contracts are no longer available for new purchasers. This Prospectus is designed for current contract owners. This prospectus describes both Accumulator(R) and Accumulator(R) Select(SM) contracts. Except where there is a difference between the two contracts, we refer to both contracts as "the contract."





--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation*          o EQ/AXA Mutual Shares Core**
o AXA Conservative Allocation*        o EQ/AXA Templeton Growth Core**
o AXA Conservative-Plus Allocation*   o EQ/BlackRock Basic Value Equity
o AXA Moderate Allocation*            o EQ/BlackRock International Value
o AXA Moderate-Plus Allocation*       o EQ/Boston Advisors Equity Income
o EQ/AllianceBernstein International  o EQ/Calvert Socially Responsible
o EQ/AllianceBernstein Small Cap      o EQ/Capital Guardian Growth
  Growth                              o EQ/Capital Guardian Research
o EQ/Ariel Appreciation II            o EQ/Caywood-Scholl High Yield Bond
o EQ/AXA Franklin Income Core**       o EQ/Common Stock Index**
o EQ/AXA Franklin Small Cap Value     o EQ/Core Bond Index
  Core**                              o EQ/Davis New York Venture
o EQ/AXA Franklin Templeton Founding  o EQ/Equity 500 Index
  Strategy Core**
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
o EQ/Evergreen Omega                  o EQ/Oppenheimer Main Street
o EQ/Focus PLUS**                       Opportunity
o EQ/GAMCO Mergers and Acquisitions   o EQ/Oppenheimer Main Street
o EQ/GAMCO Small Company Value          Small Cap
o EQ/Global Bond PLUS**               o EQ/PIMCO Ultra Short Bond**
o EQ/Global Multi-Sector Equity**     o EQ/Quality Bond PLUS
o EQ/Intermediate Government Bond     o EQ/Short Duration Bond
  Index                               o EQ/Small Company Index
o EQ/International Core PLUS          o EQ/T. Rowe Price Growth Stock
o EQ/International Growth             o EQ/UBS Growth and Income
o EQ/JPMorgan Value Opportunities     o EQ/Van Kampen Comstock
o EQ/Large Cap Core PLUS              o EQ/Van Kampen Mid Cap Growth
o EQ/Large Cap Growth Index           o Multimanager Aggressive Equity
o EQ/Large Cap Growth PLUS            o Multimanager Core Bond
o EQ/Large Cap Value Index            o Multimanager Health Care
o EQ/Large Cap Value PLUS             o Multimanager International Equity
o EQ/Long Term Bond                   o Multimanager Large Cap Core Equity
o EQ/Lord Abbett Growth and Income    o Multimanager Large Cap Growth
o EQ/Lord Abbett Large Cap Core       o Multimanager Large Cap Value
o EQ/Lord Abbett Mid Cap Value        o Multimanager Mid Cap Growth
o EQ/Mid Cap Index                    o Multimanager Mid Cap Value
o EQ/Mid Cap Value PLUS               o Multimanager Multi-Sector Bond**
o EQ/Money Market                     o Multimanager Small Cap Growth
o EQ/Montag & Caldwell Growth         o Multimanager Small Cap Value
o EQ/Oppenheimer Global               o Multimanager Technology
--------------------------------------------------------------------------------



*    The "AXA Allocation" portfolios.

** This is the variable investment option's new name, effective on or about May 1, 2009, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

You may allocate amounts to any of the variable investment options. At any time, we have the right to limit or terminate your contributions. Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of the AXA Premier VIP Trust or the EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related Portfolio.


You may also allocate amounts to the fixed maturity options, which is discussed later in this Prospectus.



The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                                                          X02220
                                                                     Oregon only

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TYPES OF CONTRACTS. Contracts were offered for use as:

o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.


We also offered "Rollover IRA" and "Roth Conversion IRA."

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).


o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only; employer or plan approval required.)

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2009, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

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Contents of this Prospectus

--------------------------------------------------------------------------------


THE ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------
Index of key words and phrases                                                 5
Who is AXA Equitable?                                                          6
How to reach us                                                                7

The Accumulator(R) Series at a glance -- key features                          9


--------------------------------------------------------------------------------
FEE TABLE                                                                     12
--------------------------------------------------------------------------------

Examples                                                                      13
Condensed financial information                                               13




--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                             14
--------------------------------------------------------------------------------
How you can contribute to your contract                                       14
Owner and annuitant requirements                                              18
How you can make your contributions                                           18
What are your investment options under the contract?                          18
Portfolios of the Trusts                                                      19
Allocating your contributions                                                 25
Your benefit base                                                             27
Annuity purchase factors                                                      27
Our baseBUILDER option                                                        27
Guaranteed minimum death benefit                                              29
Your right to cancel within a certain number of days                          30



--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                          32
--------------------------------------------------------------------------------
Your account value and cash value                                             32
Your contract's value in the variable investment options                      32
Your contract's value in the fixed maturity options                           32
Insufficient account value                                                    32



--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                                         33
--------------------------------------------------------------------------------
Transferring your account value                                               33
Disruptive transfer activity                                                  33
Rebalancing your account value                                                34

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  Contents of this Prospectus  3

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--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                       36
--------------------------------------------------------------------------------
Withdrawing your account value                                                36
How withdrawals are taken from your account value                             37
How withdrawals affect your guaranteed minimum income benefit
     and guaranteed minimum death benefit                                     37
Loans under Rollover TSA contracts                                            38
Surrendering your contract to receive its cash value                          38
When to expect payments                                                       39
Your annuity payout options                                                   39



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                       42
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                            42
Charges that the Trusts deduct                                                43
Group or sponsored arrangements                                               44
Other distribution arrangements                                               44



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   45
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                       45
How death benefit payment is made                                             46
Beneficiary continuation option                                               46



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                            48
--------------------------------------------------------------------------------
Overview                                                                      48

Buying a contract to fund a retirement arrangement                            48
Suspension of required minimum distributions for 2009                         48

Transfers among investment options                                            48
Taxation of nonqualified annuities                                            48
Individual retirement arrangements (IRAs)                                     50

     Traditional individual retirement annuities (traditional IRAs)           51
     Roth individual retirement annuities (Roth IRAs)                         56

Tax-sheltered annuity contracts (TSAs)                                        59
Federal and state income tax withholding and
     information reporting                                                    64
Special rules for contracts funding qualified plans                           65
Impact of taxes to AXA Equitable                                              65



--------------------------------------------------------------------------------
8. MORE INFORMATION                                                           66
--------------------------------------------------------------------------------
About Separate Account No. 45 and Separate Account No. 49                     66
About the Trusts                                                              66
About our fixed maturity options                                              66
About the general account                                                     67
About other methods of payment                                                68
Dates and prices at which contract events occur                               68
About your voting rights                                                      69

Statutory compliance                                                          69

About legal proceedings                                                       69
Financial statements                                                          69
Transfers of ownership, collateral assignments, loans
     and borrowing                                                            70
Distribution of the contracts                                                 70

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS
   BY REFERENCE                                                               72
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I     -- Condensed financial information                                     A-1
II    -- Purchase considerations for QP contracts                            B-1
III   -- Market value adjustment example                                     C-1
IV    -- Guaranteed minimum death benefit example                            D-1
V     -- Hypothetical illustrations                                          E-1

VI    -- Contract variations                                                 F-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

4  Contents of this Prospectus

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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





Term                                                                   Page in
                                                                      Prospectus
5% Roll-Up to age 80                                                          30
12 month dollar cost averaging                                                26
account value                                                                 32
administrative charge                                                         42
annual Ratchet to age 80                                                      30
annuitant                                                                     14
annuitization                                                                 39
annuity maturity date                                                         41
annuity payout options                                                        39
annuity purchase factors                                                      27
automatic investment program                                                  68
baseBUILDER                                                                   27
baseBUILDER Benefit charge                                                    43
beneficiary                                                                   45
Beneficiary Continuation Option ("BCO")                                       46
business day                                                                  68
cash value                                                                    32
charges for state premium and other applicable taxes                          43
contract date                                                                 10
contract date anniversary                                                     10
contract year                                                                 10
contributions to Roth IRAs                                                    56
   regular contributions                                                      56
   rollover and direct transfers                                              57
   conversion contributions                                                   57
contributions to traditional IRAs                                             51
   regular contributions                                                      51
   rollovers and transfers                                                    52
disability, terminal illness or confinement
   to nursing home                                                            43
disruptive transfer activity                                                  33
ERISA                                                                         44
fixed maturity options                                                        25
free look                                                                     31
free withdrawal amount                                                        43
general account                                                               67
Guaranteed minimum death benefit                                              28
Guaranteed minimum income benefit                                             27
IRA                                                                        cover
IRS                                                                        cover


Term                                                                   Page in
                                                                      Prospectus
investment options                                                         cover
lifetime required minimum distribution withdrawals                            37
loan reserve account                                                          38
loans under Rollover TSA contracts                                            38
market adjusted amount                                                        25
market value adjustment                                                       25
market timing                                                                 33
maturity dates                                                                25
maturity value                                                                25
Mortality and expense risks charge                                            42
NQ                                                                         cover
Online Account Access                                                          7
partial withdrawals                                                           36
Portfolio                                                                  cover
principal assurance allocation                                                26
processing office                                                              7
Protection Plus(SM)                                                           30
Protection Plus(SM) charge                                                    43
QP                                                                         cover
rate to maturity                                                              25
Rebalancing                                                                   34
Rollover IRA                                                               cover
Rollover TSA                                                               cover
Roth Conversion IRA                                                        cover
Roth IRA                                                                   cover
SAI                                                                        cover
SEC                                                                        cover
self-directed allocation                                                      26
Separate Account No. 45 and Separate Account No. 49                           66
substantially equal withdrawals                                               36
successor owner and annuitant                                                 46
systematic withdrawals                                                        36
TOPS                                                                           7
TSA                                                                        cover
traditional IRA                                                            cover
Trusts                                                                        66
unit                                                                          32
variable investment options                                                   18
wire transmittals and electronic applications                                 68
withdrawal charge                                                             42



To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------------------
Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options          Guarantee Periods (Guaranteed Fixed
                                Interest Accounts in supplemental materials)
variable investment options     Investment Funds
account value                   Annuity Account Value
rate to maturity                Guaranteed Rates
unit                            Accumulation Unit
baseBUILDER                     Guaranteed Minimum Income Benefit
--------------------------------------------------------------------------------

                                                Index of key words and phrases 5

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Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?

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HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:




--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     The Accumulator(R) Series
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     The Accumulator(R) Series
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     The Accumulator(R) Series
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     The Accumulator(R) Series
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.




--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.




--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;


o rates to maturity for the fixed maturity options (not available through Online Account Access);


o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only);


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or will-



                                                        Who is AXA Equitable?  7

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ful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).



--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);


(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;


(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5) requests for loans under Rollover TSA contracts (employer or plan approval required);

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) Section 1035 exchanges;

(12) direct transfers and rollovers;

(13) purchase by, or change of ownership to, a non natural owner;

(14) exercise of the Guaranteed minimum income benefit; and

(15) death claims.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between investment options;

(4)  contract surrender and withdrawal requests;

(5)  general dollar cost averaging; and

(6)  12 month dollar cost averaging.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  general dollar cost averaging;

(3)  rebalancing;

(4)  12 month dollar cost averaging;

(5)  substantially equal withdrawals;


(6)  systematic withdrawals; and


(7)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


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The Accumulator(R) Series at a glance -- key features


--------------------------------------------------------------------------------



Professional investment     The Accumulator(R) Series' variable investment options invest in different Portfolios managed by
management                  professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options      o 10 fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to availability).

                            o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            --------------------------------------------------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations          o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                            o No tax on transfers among investment options inside the contract.
                            --------------------------------------------------------------------------------------------------------
                            Annuity contracts that were purchased as an Individual Retirement Annuity (IRA), Tax Sheltered Annuity
                            (TSA) or to fund an employer retirement plan (QP or Qualified Plan) do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before you purchased your contract, you should have considered its features and benefits beyond tax deferral, as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement, to determine whether it would meet your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
baseBUILDER(R) protection   baseBUILDER combines a guaranteed minimum income benefit with a guaranteed minimum death benefit provided under the contract. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once you elect to annuitize the contract. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
------------------------------------------------------------------------------------------------------------------------------------
Contribution Amounts        The chart below shows the minimum initial and additional contribution amounts under the contracts.
                            Please note that the contracts are no longer available for new purchasers. Initial contribution amounts are provided for informational purposes only. Please see "How you can purchase and contribute to your contract" under "Contract features and benefits" for more information.

                                                                                Accumulator(R)
                                                  Accumulator(R)                Select(SM)
                            --------------------------------------------------------------------------------------------------------
                            NQ                       $ 5,000 ($1,000)*             $ 25,000 ($1,000)*
                            --------------------------------------------------------------------------------------------------------
                            Rollover IRA             $ 5,000 ($50)                 $ 25,000 ($50)
                            --------------------------------------------------------------------------------------------------------
                            Roth Conversion IRA      $ 5,000 ($50)                 $ 25,000 ($50)
                            --------------------------------------------------------------------------------------------------------
                            QP                       $ 5,000 ($1,000)              $ 25,000 ($1,000)
                            --------------------------------------------------------------------------------------------------------
                            Rollover TSA             $ 5,000 ($1,000)              $ 25,000 ($1,000)
                            --------------------------------------------------------------------------------------------------------
                            *  $100 monthly and $300 quarterly under our automatic investment program.
                            o Maximum contribution limitations apply to all contracts.
                            --------------------------------------------------------------------------------------------------------
                            In general, contributions are limited to $1.5 million under all Accumulator(R) Series contracts with the same owner or annuitant. We generally limit aggregate contributions made after the first contract year to 150% of first-year contributions. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions. For more information, please see "How you can contribute to your contract" in "Contract features and benefits" later in this
                            Prospectus.
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                         The Accumulator(R) Series at a glance -- key features 9

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Access to your money        o Partial withdrawals

                            o Several withdrawal options on a periodic basis

                            o Loans under Rollover TSA contracts (employer or plan approval required)

                            o Contract surrender

                              You may incur a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts) for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty.
                              Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout alternative          o Fixed annuity payout options

                            o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                            o Income Manager(SM) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit even if you do not elect baseBUILDER

                            o Dollar cost averaging

                            o Automatic investment program

                            o Account value rebalancing (quarterly, semiannually and annually)

                            o Free transfers

                            o Waiver of withdrawal charge for disability, terminal illness or confinement to a nursing home
                              (Accumulator(R) only)

                            o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
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Fees and charges            o Daily charges on amounts invested in variable investment options for mortality and expense risks and administrative charges at a current annual rate of 1.35% for Accumulator(R) contracts.

                            o Daily charges on amounts invested in variable investment options for mortality and expense risks, administrative charges and distribution charges at a current rate of 1.60% for Accumulator(R)
                              Select(SM) contracts.

                            o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70, was elected (Accumulator(R) only). The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus. If you do not elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.

                            o An annual charge of 0.20% of the account value for the Protection Plus(SM) optional death benefit.

                            o No sales charge deducted at the time you make contributions.

                            o For Accumulator(R) contracts, during the first seven contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. The charge begins at 7% in the first contract year following a contribution. It declines by 1% each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.

                            o For Accumulator(R) Select(SM) contracts, there is no withdrawal charge and no annual contract fee.

                              ------------------------------------------------------------------------------------------------------
                              The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each
                              12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                              ------------------------------------------------------------------------------------------------------
                            o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                            o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                            o Annual expenses of the Trusts' Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. Please see "Fee table" later in this Prospectus for details.
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10 The Accumulator(R) Series at a glance -- key features

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Annuitant issue ages        For Accumulator(R) contracts:
                            -----------------------------
                            NQ: 0-83
                            Rollover IRA, Roth Conversion IRA, and Rollover TSA: 20-83
                            QP: 20-75

                            For Accumulator(R) Select(SM) contracts:
                            ----------------------------------------
                            NQ: 0-85
                            Rollover IRA, Roth Conversion IRA and Rollover TSA: 20-85
                            QP: 20-75
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The table above summarizes only certain current key features and benefits of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features and benefits that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. All features and benefits may not be available in all contracts or from all selling broker-dealers. Please see Appendix VI later in this Prospectus for more information on variations of certain features and benefits.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS



We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.


You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                        The Accumulator(R) Series at a glance -- key features 11

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Fee table

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The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
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Maximum withdrawal charge as a percentage of contributions withdrawn            Accumulator(R)          Accumulator(R) Select(SM)
(Deducted if you surrender your contract, make certain withdrawals or apply         7.00%                          N/A
your cash value to certain payout options.)(1)
                                                                                ----------------------------------------------------


Charge if you elect a variable payout option upon annuitization (which is                                          $350
described in a separate prospectus for that option)
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
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Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
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SEPARATE ACCOUNT ANNUAL EXPENSES:                                               Accumulator(R)          Accumulator(R) Select(SM)
Mortality and expense risks                                                         1.10%(2)                       1.10%(2)
Administrative                                                                      0.25%                          0.25%
Distribution                                                                          --                           0.25%
                                                                                                                  ---------
Total Separate account annual expenses                                              1.35%                          1.60%
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Charges we deduct from your account value each year if you elect the optional benefit
------------------------------------------------------------------------------------------------------------------------------------
baseBUILDER benefit charge(3) (Calculated as a percentage of the applicable                                        0.30%
benefit base. Deducted annually on each contract date anniversary for which the benefit is in effect.)
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Protection Plus(SM) benefit charge (Calculated as a percentage of the account                                      0.20%
value. Deducted annually on each contract date anniversary for which the benefit is in effect.)
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You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.



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Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2008 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(4)                                                                 0.64%      2.04%
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Notes:


(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable:


12 Fee table

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    The withdrawal charge percentage we use is determined by the contract year in which    Contract
    you make the withdrawal or surrender your contract. For each contribution, we con-     Year  Accumulator(R)
    sider the contract year in which we receive that contribution to be "contract year 1") 1..............7.00%
                                                                                           2..............6.00%
                                                                                           3..............5.00%
                                                                                           4..............4.00%
                                                                                           5..............3.00%
                                                                                           6..............2.00%
                                                                                           7..............1.00%
                                                                                           8+.............0.00%


(2) These charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.


(3) The baseBUILDER benefit charge is 0.15% if the 5% Roll-Up to age 70 was elected under an Accumulator(R) contract.



(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2008 and for the underlying portfolios.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The examples below show the expenses that a hypothetical contract owner, who has elected baseBUILDER and Protection Plus(SM) would pay in the situations illustrated. Since the Protection Plus(SM) feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus(SM).

The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the withdrawal charge (if applicable under your contract), the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the fixed maturity options. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The examples assume that you invest $10,000 in each contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



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                                                                         Accumulator(R)
------------------------------------------------------------------------------------------------------------------------------------
                                        If you surrender your contract at the     If you annuitize at the end of the appli-
                                          end of the applicable time period                   cable time period
                                       1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
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------------------------------------------------------------------------------------------------------------------------------------

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(a) assuming maximum fees and
    expenses of any of the Portfolios $  961     $1,306     $1,680      $2,956     N/A       $1,306     $1,680      $2,956
(b) assuming minimum fees and
    expenses of any of the Portfolios $1,108     $1,740     $2,393      $4,318     N/A       $1,740     $2,393      $4,318
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--------------------------------------------------------------------------------
                                                   Accumulator(R)
                                      If you do not surrender your contract at
                                       the end of the applicable time period
                                       1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) assuming maximum fees and
    expenses of any of the Portfolios   $261     $  806     $1,380     $2,956
(b) assuming minimum fees and
    expenses of any of the Portfolios   $408     $1,240     $2,093     $4,318
--------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.





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                                                                       Accumulator(R) Select(SM)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      If you surrender or do not surrender your
                                              If you annuitize at the end                             contract
                                             of the applicable time period            at the end of the applicable time period
                                        1 year     3 years     5 years    10 years     1 year     3 years     5 years    10 years
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------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and
    expenses of any of the Portfolios   N/A        $1,234      $1,860      $3,564      $288       $  884      $1,510     $3,214
(b) assuming minimum fees and
    expenses of any of the Portfolios   N/A        $1,667      $2,566      $4,891      $435       $1,317      $2,216     $4,541
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For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.



CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2008.



                                                                    Fee table 13

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1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

Please note that the contracts are no longer available for new purchasers. Because this Prospectus is designed for current contract owners, some information in this section is being presented for informational purposes only.

The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. We can refuse to accept any contribution from you at any time, including after you purchase the contract. All ages in the table refer to the age of the annuitant named in the contract. Initial contribution amounts are provided for informational purposes only.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                 Annuitant                  Minimum
Contract type    issue ages                 contributions                Source of contributions      Limitations on contributions
------------------------------------------------------------------------------------------------------------------------------------
NQ               Accumulator(R)             o $1,000 (additional)        o After-tax money.           o No additional contributions
                 0 through 83                                                                           may be made after attain-
                                            o $100 monthly and $300      o Paid to us by check or       ment of age 84 under
                 Accumulator(R) Select(SM)    quarterly under our auto-    transfer of contract value   Accumulator(R) contracts
                 0 through 85                 matic investment program     in a tax-deferred exchange   (age 86 under Accumulator(R)
                                              (additional)                 under Section 1035 of the    Select(SM) contracts) or,
                                                                           Internal Revenue Code.       if later, the first contract
                                                                                                        date anniversary.
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                 Annuitant                  Minimum
Contract type    issue ages                 contributions          Source of contributions         Limitations on contributions
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Rollover IRA     Accumulator(R)             o $50 (additional)     o Eligible rollover distribu-   o No additional contributions
                 20 through 83                                       tions from 403(b) plans,        may be made after attain-
                 Accumulator(R) Select(SM)                           qualified plans, and govern-    ment of age 84 under
                 20 through 85                                       mental employer 457(b)          Accumulator(R) contracts (age
                                                                     plans.                          86 under Accumulator(R)
                                                                                                     Select(SM) contracts) or, if
                                                                   o Rollovers from another          later, the first contract date
                                                                     traditional individual          anniversary.
                                                                     retirement arrangement.
                                                                                                   o Contributions after age 70-1/2
                                                                   o Direct custodian-to-            must be net of required
                                                                     custodian transfers from        minimum distributions.
                                                                     another traditional indi-
                                                                     vidual retirement             o Although we accept regular
                                                                     arrangement.                    IRA contributions (limited to
                                                                                                     $5,000) under Rollover IRA
                                                                   o Regular IRA contributions.      contracts, we intend that
                                                                                                     this contract be used pri-
                                                                   o Additional catch-up             marily for rollover and direct
                                                                     contributions.                  transfer contributions.

                                                                                                   o Additional catch-up contri-
                                                                                                     butions of up to $1,000 can
                                                                                                     be made where the owner is
                                                                                                     at least age 50 but under
                                                                                                     age 70-1/2 at any time during
                                                                                                     the calendar year for which
                                                                                                     the contribution is made.
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                                               Contract features and benefits 15

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                 Annuitant                  Minimum
Contract type    issue ages                 contributions          Source of contributions         Limitations on contributions
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Roth Conversion   Accumulator(R)            o $50 (additional)     o Rollovers from another        o No additional contributions
IRA               20 through 83                                      Roth IRA.                       may be made after attain-
                                                                                                     ment of age 84 under
                  Accumulator(R) Select(SM)                        o Rollovers from a "desig-        Accumulator(R) contracts (age
                  20 through 85                                      nated Roth contribution         86 under Accumulator(R)
                                                                     account" under a 401(k)         Select(SM) contracts) or, if
                                                                     plan or 403(b) plan.            later, the first contract
                                                                                                     date anniversary.
                                                                   o Conversion rollovers from a
                                                                     traditional IRA or other      o Conversion rollovers after
                                                                     eligible retirement plan.       age 70-1/2 must be net of
                                                                                                     required minimum distribu-
                                                                   o Direct transfers from           tions for the traditional IRA
                                                                     another Roth IRA.               or other eligible retirement
                                                                                                     plan which is the source of
                                                                   o Regular Roth IRA                the conversion rollover..
                                                                     contributions.
                                                                                                   o Before 2010, you cannot roll
                                                                   o Additional catch-up contri-     over funds from a traditional
                                                                     butions.                        IRA or other eligible retire-
                                                                                                     ment plan if your adjusted
                                                                                                     gross income is $100,000 or
                                                                                                     more.

                                                                                                   o Although we accept regular
                                                                                                     Roth IRA contributions (lim-
                                                                                                     ited to $5,000) under Roth
                                                                                                     IRA contracts, we intend
                                                                                                     that this contract be used
                                                                                                     primarily for rollover and
                                                                                                     direct transfer contributions.

                                                                                                   o Additional catch-up contri-
                                                                                                     butions of up to $1,000 can
                                                                                                     be made where the owner is
                                                                                                     at least age 50 at any time
                                                                                                     during the calendar year for
                                                                                                     which the contribution is
                                                                                                     made.
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Rollover TSA*     Accumulator(R)            o $1,000 (additional)  o With documentation of         o No additional contributions
                  20 through 83                                      employer or plan approval,      may be made after attain-
                                                                     and limited to pre-tax          ment of age 84 under
                  Accumulator(R) Select(SM)                          funds, direct plan-to-plan      Accumulator(R) contracts (age
                  20 through 85                                      transfers from another          86 under Accumulator(R)
                                                                     403(b) plan or contract         Select(SM) contracts) or, if
                                                                     exchanges from another          later, the first contract
                                                                     403(b) contract under the       date anniversary.
                                                                     same plan.
                                                                                                   o Rollover or direct transfer
                                                                   o With documentation of           contributions after age 70-1/2
                                                                     employer or plan approval,      must be net of any required
                                                                     and limited to pre-tax          minimum distributions.
                                                                     funds, eligible rollover dis-
                                                                     tributions from other 403(b)  o We do not accept employer-
                                                                     plans, qualified plans, gov-    remitted contributions.
                                                                     ernmental employer 457(b)
                                                                     plans or traditional IRAs.    o We do not accept after-tax
                                                                                                     contributions, including des-
                                                                                                     ignated Roth contributions.
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16 Contract features and benefits

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                 Annuitant                  Minimum
Contract type    issue ages                 contributions          Source of contributions         Limitations on contributions
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QP               Accumulator(R)             o $1,000 (additional)  o Only transfer contributions   o A separate QP contract must
                 20 through 75                                       from other investments          be established for each plan
                 Accumulator(R) Select(SM)                           within an existing defined      participant.
                 20 through 75                                       contribution qualified plan
                                                                     trust.                        o We do not accept regular
                                                                                                     ongoing payroll contribu-
                                                                   o The plan must be qualified      tions or contributions
                                                                     under Section 401(a) of the     directly from the employer.
                                                                     Internal Revenue Code.
                                                                                                   o Only one additional transfer
                                                                   o For 401(k) plans, trans-        contribution may be made
                                                                     ferred contributions may        during a contract year.
                                                                     not include any after-tax
                                                                     contributions, including      o No additional transfer con-
                                                                     designated Roth contribu-       tributions may be made after
                                                                     tions.                          attainment of age 76, or, if
                                                                                                     later, the first contract date
                                                                                                     anniversary.

                                                                                                   o Contributions after age 70-1/2
                                                                                                     must be net of any required
                                                                                                     minimum distributions.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
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* May not be available from all Selling broker-dealers. Also, Rollover TSA is available only where the employer sponsoring the 403(b) plan currently contributes to one or more other 403(b) annuity contracts issued by AXA Equitable for active plan participants (the purchaser of the Accumulator(R) Series Rollover TSA may also be, but need not be, an owner of the other 403(b) annuity contract).


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations.


For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.



                                               Contract features and benefits 17

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OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.


Accumulator(R) Select(SM) contracts were not available for purchase by charitable remainder trusts.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


(This section only applies to Accumulator(R) contracts.)

If you purchased this Accumulator(R) contract to fund a charitable remainder trust, the Guaranteed minimum income benefit, generally, was not available to you. Subject to our rules, the baseBUILDER benefit may have been available. You should strongly consider "split-funding"; that is, the trust holds investments in addition to this Accumulator(R) contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Accumulator(R) contract is the only source for such distributions, the payments you need to take may significantly reduce the value of your guaranteed benefits. See the discussion of these benefits later in this section.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.


For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. These methods of payment are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives and their advisers. We may at any time, exercise our rights to limit or terminate your contributions.



18  Contract features and benefits

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PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


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AXA Premier VIP Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
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AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
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AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
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AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
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MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company
                                                                                           LLC
                                                                                         o SSgA Funds Management, Inc.
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MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
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MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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                                               Contract features and benefits 19

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AXA Premier VIP Trust --
Class B Shares*                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                            applicable)
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MULTIMANAGER LARGE CAP        Long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                       o Janus Capital Management LLC
                                                                                   o SSgA Funds Management, Inc.
                                                                                   o Thornburg Investment Management, Inc.
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MULTIMANAGER LARGE CAP        Long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH                                                                            o SSgA Funds Management, Inc.
                                                                                   o T. Rowe Price Associates, Inc.
                                                                                   o Westfield Capital Management Company, L.P.
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MULTIMANAGER LARGE CAP        Long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                             o Institutional Capital LLC
                                                                                   o MFS Investment Management
                                                                                   o SSgA Funds Management, Inc.
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MULTIMANAGER MID CAP          Long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                            o Franklin Advisers, Inc.
                                                                                   o SSgA Funds Management, Inc.
                                                                                   o Wellington Management Company, LLP
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MULTIMANAGER MID CAP VALUE    Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                   o SSgA Funds Management, Inc.
                                                                                   o Tradewinds Global Investors, LLC
                                                                                   o Wellington Management Company, LLP
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MULTIMANAGER MULTI-SECTOR     High total return through a combination of current   o Pacific Investment Management Company
 BOND(1)                      income and capital appreciation.                       LLC
                                                                                   o Post Advisory Group, LLC
                                                                                   o SSgA Funds Management, Inc.
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MULTIMANAGER SMALL CAP        Long-term growth of capital.                         o Eagle Asset Management, Inc.
 GROWTH                                                                            o SSgA Funds Management, Inc.
                                                                                   o Wells Capital Management Inc.
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MULTIMANAGER SMALL CAP        Long-term growth of capital.                         o Franklin Advisory Services, LLC
 VALUE                                                                             o Pacific Global Investment Management
                                                                                     Company
                                                                                   o SSgA Funds Management, Inc.
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MULTIMANAGER TECHNOLOGY       Long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                   o RCM Capital Management LLC
                                                                                   o SSgA Funds Management, Inc.
                                                                                   o Wellington Management Company, LLP
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EQ Advisors Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                                  applicable)
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EQ/ALLIANCEBERNSTEIN          Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 INTERNATIONAL
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EQ/ALLIANCEBERNSTEIN SMALL    Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
 CAP GROWTH
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EQ/ARIEL APPRECIATION II      Seeks to achieve long-term capital appreciation.           o Ariel Capital Management, LLC
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EQ/AXA FRANKLIN INCOME        Seeks to maximize income while maintaining prospects       o BlackRock Investment Management, LLC
 CORE(2)                      for capital appreciation.                                  o Franklin Advisers, Inc.
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EQ/AXA FRANKLIN SMALL CAP     Seeks to achieve long-term total return.                   o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                           o Franklin Advisory Services, LLC
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EQ/AXA FRANKLIN TEMPLETON     Primarily seeks capital appreciation and secondarily       o AXA Equitable
 FOUNDING STRATEGY CORE(4)    seeks income.
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EQ/AXA MUTUAL SHARES CORE(5)  Seeks to achieve capital appreciation, which may occa-     o BlackRock Investment Management, LLC
                              sionally be short-term, and secondarily, income.           o Franklin Mutual Advisers, LLC
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EQ/AXA TEMPLETON GROWTH       Seeks to achieve long-term capital growth.                 o BlackRock Investment Management, LLC
 CORE(6)                                                                                 o Templeton Global Advisors Limited
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EQ/BLACKROCK BASIC VALUE      Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                       income.
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EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of    o BlackRock Investment Management
 VALUE                        income, accompanied by growth of capital.                    International Limited
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EQ/BOSTON ADVISORS EQUITY     Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                       achieve an above-average and consistent total return.
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EQ/CALVERT SOCIALLY           Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                             o Bridgeway Capital Management, Inc.
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EQ/CAPITAL GUARDIAN GROWTH    Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
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EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
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EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
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EQ/COMMON STOCK INDEX(7)      Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                              approximates the total return performance of the Russell
                              3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
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EQ/CORE BOND INDEX            Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
                              approximates the total return performance of the Barclays
                              Capital U.S. Aggregate Bond Index, including reinvest-
                              ment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.
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EQ/DAVIS NEW YORK VENTURE     Seeks to achieve long-term growth of capital.              o Davis Selected Advisers, L.P.
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EQ/EQUITY 500 INDEX           Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                              approximates the total return performance of the S&P
                              500 Index, including reinvestment of dividends, at a risk
                              level consistent with that of the S&P 500 Index.
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EQ Advisors Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                   applicable)
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EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.                  o Evergreen Investment Management
                                                                                           Company, LLC
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EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
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EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.         o BlackRock Investment Management, LLC
                                                                                         o Evergreen Investment Management
                                                                                           Company, LLC
                                                                                         o First International Advisors, LLC (dba
                                                                                           "Evergreen International")
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EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.            o BlackRock Investment Management, LLC
 EQUITY(10)                                                                              o Morgan Stanley Investment Management Inc.
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EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that        o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate Government Bond Index, including
                             reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government
                             Bond Index.
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EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.               o AXA Equitable
                                                                                         o Hirayama Investments, LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wentworth Hauser and Violich, Inc.
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EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
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EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with a sec-    o AXA Equitable
                             ondary objective to seek reasonable current income. For     o Institutional Capital LLC
                             purposes of this Portfolio, the words "reasonable current   o SSgA Funds Management, Inc.
                             income" mean moderate income.
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EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses that        o AllianceBernstein L.P.
                             approximates the total return performance of the Russell
                             1000 Growth Index, including reinvestment of dividends
                             at a risk level consistent with that of the Russell 1000
                             Growth Index.
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EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.                  o AXA Equitable
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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EQ Advisors Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name               Objective                                                   applicable)
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EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses that     o SSgA Funds Management, Inc.
                                approximates the total return performance of the Russell
                                1000 Value Index, including reinvestment of dividends,
                                at a risk level consistent with that of the Russell
                                1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS         Seeks to achieve capital appreciation.                   o AllianceBernstein L.P.
                                                                                         o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation        o BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
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EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and growth of      o Lord, Abbett & Co. LLC
 INCOME                         income without excessive fluctuation in market value.
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EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and growth of      o Lord, Abbett & Co. LLC
 CORE                           income with reasonable risk.
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EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.                   o Lord, Abbett & Co. LLC
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EQ/MID CAP INDEX                Seeks to achieve a total return before expenses that     o SSgA Funds Management, Inc.
                                approximates the total return performance of the S&P
                                Mid Cap 400 Index, including reinvestment of dividends,
                                at a risk level consistent with that of the S&P Mid Cap
                                400 Index.
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EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company LLP
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EQ/MONEY MARKET                 Seeks to obtain a high level of current income, preserve o The Dreyfus Corporation its assets and maintain liquidity.
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EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                   o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.                   o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital appreciation.         o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.                   o OppenheimerFunds, Inc.
 SMALL CAP
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EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of traditional      o Pacific Investment Management Company,
                                money market products while maintaining an emphasis on     LLC
                                preservation of capital and liquidity.
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EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                                moderate risk to capital.                                o AXA Equitable
                                                                                         o SSgA Funds Management, Inc.
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EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced volatility  o BlackRock Financial Management, Inc.
                                of principal.
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EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before the    o AllianceBernstein L.P.
                                deduction of Portfolio expenses) the total return of
                                the Russell 2000 Index.
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EQ Advisors Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name             Objective                                                     applicable)
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EQ/T. ROWE PRICE GROWTH    Seeks to achieve long-term capital appreciation and           o T. Rowe Price Associates, Inc.
 STOCK                     secondarily, income.
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EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital appreciation    o UBS Global Asset Management
                           with income as a secondary consideration.                       (Americas) Inc.
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EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.                   o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.                              o Morgan Stanley Investment Management Inc.
 GROWTH
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* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.





--------------------------------------------------------------------------------
Footnote No.                 Portfolio's Former Name
--------------------------------------------------------------------------------
                             AXA Premier VIP Trust
--------------------------------------------------------------------------------
       (1)                   Multimanager High Yield
--------------------------------------------------------------------------------
                             EQ Advisors Trust
--------------------------------------------------------------------------------
       (2)                   EQ/Franklin Income
--------------------------------------------------------------------------------
       (3)                   EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------
       (4)                   EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------
       (5)                   EQ/Mutual Shares
--------------------------------------------------------------------------------
       (6)                   EQ/Templeton Growth
--------------------------------------------------------------------------------
       (7)                   EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------
       (8)                   EQ/Marsico Focus
--------------------------------------------------------------------------------
       (9)                   EQ/Evergreen International Bond
--------------------------------------------------------------------------------
       (10)                  EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------
       (11)                  EQ/PIMCO Real Return
--------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-789-7771.



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FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied: (i) the fixed maturity option's maturity date is within the current calendar year; or (ii) the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or


(b) withdraw the maturity value, (for Accumulator(R) contracts, there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option with the earliest maturity date. As of February 17, 2009, the next available maturity date is February 16, 2016.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b) the length of time remaining until the maturity date.

If fixed maturity options interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity options interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance (at contract issue only), or dollar cost averaging. We allocate subsequent contributions according to instructions on file unless you provide new instructions.

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial


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professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. The total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.



PRINCIPAL ASSURANCE ALLOCATION

Principal assurance allocation is only available at contract issue. If you chose this allocation program, you selected a fixed maturity option. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal assurance allocation. Principal assurance was not available if none of those maturity dates were available at the time your contract was issued. You allocated the remainder of your initial contribution to the variable investment options however you chose.


For example, if your initial contribution is $25,000, and on February 17, 2009 you chose the fixed maturity option with a maturity date of February 15, 2019 since the rate to maturity was 4.20% on February 17, 2009, we would have allocated $16,568 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $25,000.


The principal assurance allocation was only available for annuitant ages 75 or younger when the contract was issued. If you anticipated taking required minimum distributions, you should have considered whether your values in the variable investment options would be sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.

You could not have elected principal assurance if you participated in the 12 month dollar cost averaging program at application.


DOLLAR COST AVERAGING


We offer two dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually transfer amounts from the EQ/Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the other variable investment options you select. This will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


12 MONTH DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the EQ/Money Market option into any of the other variable investment options. You may elect to participate in the 12 month dollar cost averaging program at any time subject to the age limitation on contributions described in Section 1 of this Prospectus. Contributions into the account for 12 month dollar cost averaging may not be transfers from other investment options. You must have allocated your entire initial contribution into the EQ/Money Market option if you selected the 12 month dollar cost averaging program at application to purchase an Accumulator(R) Series contract; thereafter your initial allocation to any new 12 month dollar cost averaging program time period must be at least $2,000 and any subsequent contribution to that same time period must be at least $250. You may only have one time period in effect at any time. We will transfer your value in the EQ/Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. Once the time period then in effect has run, you may then select to participate in the dollar cost averaging program for an additional time period. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made.

Currently, the transfer date will be the same day of the month as the contract date, but not later than the 28th. For a 12 month dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the 12 month dollar cost averaging program, but not later than the 28th of the month. All amounts will be transferred out by the end of the time period then in effect. Under this program we will not deduct the mortality and expense risks, administrative and distribution charges from assets in the EQ/Money Market option.


You may not transfer amounts to the EQ/Money Market option established for this program that are not part of the 12 month dollar cost averaging program. The only amounts that should be transferred from the EQ/Money Market option are your regularly scheduled transfers to the other variable investment options. If you request to transfer or withdraw any other amounts from the EQ/Money Market option, we will transfer all of the value that you have remaining in the account for 12 month dollar cost averaging to the investment options according to the allocation percentages we have on file for you. You may ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any


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time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                      ----------------------------------


You may not elect general dollar cost averaging or 12 month dollar cost averaging if you are participating in the rebalancing program. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. You could not elect the 12 month dollar cost averaging program if you elected the principal assurance program at application. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits, see "Your benefit base" below.



YOUR BENEFIT BASE

The benefit base is used to calculate both the guaranteed minimum income benefit and the 5% Roll-Up to age 80 guaranteed minimum death benefit. Your benefit base is not an account value or a cash value. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:

o   your initial contribution and any additional contributions to the contract;
    plus

o   daily roll-up; less

o a deduction that reflects any withdrawals you make. The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus; less


o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus, and is not applicable to Accumulator(R) Select(SM) contracts.


The effective annual roll-up rate credited to the benefit base is:


o 5% for the benefit base with respect to the variable investment options (other than the Multimanager Core Bond, EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Quality Bond PLUS and EQ/Short Duration Bond options) and the 12 month dollar cost averaging program; and

o 3% for the benefit base with respect to the Multimanager Core Bond, EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Quality Bond PLUS and EQ/Short Duration Bond options, the fixed maturity options and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 80th birthday. Depending on your contract issue date, other roll-up rates may have been available. See Appendix VI for more information.



ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Our baseBUILDER option" and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are any more favorable factors that may be in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION


The following section provides information about the baseBUILDER option, which was only available at the time you purchased your contract, if the annuitant was age 20 through 75. The baseBUILDER option combines a guaranteed minimum income benefit with the guaranteed minimum death benefit that was provided under your contract. For Rollover IRA and Rollover TSA Accumulator(R) contracts where the annuitant was between ages 20 and 60 at contract issue, we offered an additional guaranteed minimum death benefit of a 5% Roll-Up to age 70. If you elected the baseBUILDER option at purchase, you pay an additional charge that is described under "baseBUILDER benefit charge" in "Charges and expenses" later in this Prospectus. If you purchased your Accumulator(R) contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit was, generally, not available to you. Subject to our rules, the baseBUILDER benefit might have been available under your Accumulator(R) contract for certain split-funded Charitable Remainder Trusts.


The guaranteed minimum income benefit component of the baseBUILDER option is described below. Whether you elected the baseBUILDER option or not, the guaranteed minimum death benefit was provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below in this section.

The guaranteed minimum income benefit guarantees you a minimum amount of lifetime income under our Income Manager(R) contract. Only a life with a period certain Income Manager(R) payout annuity contract


                                              Contract features and benefits  27

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is available. You choose whether you want the option to be paid on a single or joint life basis at the time you exercise the option. The maximum period certain available under the Income Manager(R) payout option is 10 years. This period may be shorter, depending on the annuitant's age, as follows:


--------------------------------------------------------------------------------
                                Level Payments
--------------------------------------------------------------------------------
                                             Period certain years
--------------------------------------------------------------------------------
              Annuitant's
            Age at exercise                       IRAs   NQ
--------------------------------------------------------------------------------
                60 to 75                           10    10
                   76                               9    10
                   77                               8    10
                   78                               7    10
                   79                               7    10
                   80                               7    10
                   81                               7     9
                   82                               7     8
                   83                               7     7
--------------------------------------------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------


When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base, less any applicable withdrawal charge remaining (if applicable under your Accumulator(R) Series contract), at guaranteed annuity purchase factors or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. If you elect monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. The benefit base is applied only to the baseBUILDER guaranteed annuity purchase factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.


The guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your Income Manager(R) benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager(R) payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager(R) will be smaller than each periodic payment under the Income Manager(R) payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. The tables below illustrate the guaranteed minimum income benefit amounts under the Accumulator(R) Series contracts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the Multimanager Core Bond, EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Quality Bond PLUS or EQ/Short Duration Bond options, or the fixed maturity options.





--------------------------------------------------------------------------------
                            Accumulator(R)
--------------------------------------------------------------------------------
                                            Guaranteed minimum
                                       income benefit -- annual
      Contract date                  income payable for life with
 anniversary at exercise                10 year period certain
--------------------------------------------------------------------------------
             7                                $ 8,315
            10                                $10,342
            15                                $14,925
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                     Accumulator(R) Select(SM)
--------------------------------------------------------------------------------
                                         Guaranteed minimum income
      Contract date                     benefit -- annual income
 anniversary at exercise                    payable for life
--------------------------------------------------------------------------------
            10                                  $10,816
            15                                  $16,132
--------------------------------------------------------------------------------


EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Payments are always made on the 15th of the month and generally begin one payment mode from issue. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this


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benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

You will be eligible to exercise the guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 53 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 54 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 7th contract date anniversary.


Please note:

(i) (i)the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 83rd birthday;

(ii) if the annuitant was age 75 when the Accumulator(R) Select(SM) contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first and second contract date anniversary that it becomes available;

(iii) if the annuitant was older than age 63 at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER option may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised;

(iv) for Accumulator(R) Series QP contracts, the Plan participant can exercise the baseBUILDER option only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Series QP contract into an Accumulator(R) Series Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise;

(v) for Accumulator(R) Series Rollover TSA contracts, you may exercise the baseBUILDER option only if you effect a rollover of the TSA contract to an Accumulator(R) Series Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) for a successor owner/annuitant the earliest exercise date will be based on the original contract date and the age of the successor owner/annuitant as of the Processing Date successor owner/ annuitant takes effect; and

(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:


      o A successor owner who is not the annuitant may not be able to exercise the baseBUILDER option without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

      o If the successor owner is the annuitant, the baseBUILDER option continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the baseBUILDER option cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


      o If you designate your surviving spouse as successor owner, the baseBUILDER option continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

      o A successor owner or beneficiary that is a trust or other non- natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing you money" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit was provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit was also provided under your contract even if you did not elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.


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GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must have elected either: the "5% Roll-Up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you applied for a contract. Once you made your election, you cannot change it.


5% ROLL-UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base." Depending on your contract issue date, other roll-up rates may have been available. See Appendix VI for more information.


ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Then, on each contract date anniversary, we determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.


GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANTS WHO WERE AGES 80 THROUGH 83 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA ACCUMULATOR(R) CONTRACTS (AGES 80 THROUGH 85 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA ACCUMULATOR(R) SELECT(SM) CONTRACTS).


On the contract date, your guaranteed minimum death benefit equaled your initial contribution. Thereafter, it is increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.

                      ----------------------------------


Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


See Appendix IV at the end of this Prospectus for an example of how we calculate the guaranteed minimum death benefit.

PROTECTION PLUS(SM)


The following section provides information about the Protection Plus(SM) option, which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ or IRA contract.


If the annuitant was 69 or younger when we issued your contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o   the account value or

o   any applicable guaranteed minimum death benefit

Increased by:

40% of the lesser of:

o   the total net contributions or

o   the death benefit less total net contributions


For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges (under Accumulator(R) contracts) and loans). Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.


If the annuitant was age 70 through 75 when we issued your contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o   the account value or

o   any applicable guaranteed minimum death benefit

Increased by:

25% of the lesser of:

o   the total net contributions (as described above) or

o   the death benefit (as described above) less total net contributions

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER
OF DAYS

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund of the full amount of your contribution. To


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exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


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2. Determining your contract's value


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YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have in: (i) the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges (not applicable to Accumulator(R) Select(SM) contracts) and (ii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and


(iii) distribution charges (applicable only for Accumulator(R) Select(SM) contracts).


On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;


(ii) decreased to reflect a withdrawal (plus applicable withdrawal charges if applicable under your Accumulator(R) contract);


(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the baseBUILDER benefit charge and/or the Protection Plus(SM) benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.


INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.


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3. Transferring your money among investment options

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TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You may not transfer to a fixed maturity option that matures in the current calendar year or that has a rate to maturity of 3% or less.

o You may not transfer any amount to the 12 month dollar cost averaging program.

o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency, or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or poten-


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tially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options.


To enroll in our rebalancing program, you must notify us in writing or through Online Account Access and tell us:


(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Processing Office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

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Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
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While your rebalancing program is in effect, we will transfer amounts among the variable investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.



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You may not elect the rebalancing program if you are participating in the general dollar cost averaging or 12 month dollar cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.


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WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.



--------------------------------------------------------------------------------
                          Method of withdrawal
--------------------------------------------------------------------------------
                                             Pre-Age
                                             59-1/2      Lifetime
                                            substan-     required
                                             tially      minimum
 Contract           Partial    Systematic     equal    distribution
--------------------------------------------------------------------------------
NQ                   Yes          Yes          No           No
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Rollover IRA         Yes          Yes          Yes         Yes
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Roth Conversion
 IRA                 Yes          Yes          Yes          No
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QP*                  Yes           No          No          Yes
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Rollover TSA**       Yes          Yes          No          Yes
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* All payments are made to the trust, as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

** Employer or plan approval required for all transactions. Your ability to take with drawals, or loans from, or surrender your TSA contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.



PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions and employer or plan approval is required.) The minimum amount you may withdraw is $300.


Partial withdrawals from Accumulator(R) contracts will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount. For more information, see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except QP contracts)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions and employer or plan approval is required.)

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.


If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of the percentages described in the preceding paragraph, up to 100% of your account value. However, if you elect a systematic withdrawal option in excess of these limits, and make a subsequent contribution to your contract, the systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners. Also, systematic withdrawals in excess of the percentages described in the preceding paragraph are not permitted under Accumulator(R) Select(SM) contracts.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

You may change the payment frequency, the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.


Systematic withdrawals from Accumulator(R) contracts are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.



SUBSTANTIALLY EQUAL WITHDRAWALS
(All IRA contracts)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this


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Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) contract). Once you begin to take substantially equal withdrawals, you should not (i) stop them; (ii) change the pattern of your withdrawals for example, by taking an additional partial withdrawal; or (iii) contribute any more to the contract until after the later of age 59-1/2 or five full years after the first withdrawal. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

Substantially equal withdrawals are not subject to a withdrawal charge under your Accumulator(R) contract, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus).


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP and Rollover TSA contracts only -- See "Tax information" later in this Prospectus.)

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply (if applicable under your Accumulator(R) contract). Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or the baseBUILDER option, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals under your Accumulator(R) contract if you are enrolled in our "automatic required minimum distribution (RMD) service" except if when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.


Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

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For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options. If those amounts are insufficient, we will deduct all or a portion of the charge from amounts in the 12 month dollar cost averaging program.



HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:


INCOME BENEFIT AND DEATH BENEFIT

5% ROLL-UP TO AGE 80 -- If you elected the 5% Roll-Up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the benefit base on the most recent con-


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tract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the benefit base on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80 -- If you elected the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will reduce both your income and death benefit on a pro rata basis.

ANNUITANT ISSUE AGES 80 THROUGH 83 (OR 85) -- If your Accumulator(R) contract was issued when the annuitant was between ages 80 and 83 (or your Accumulator(R) Select(SM) contract was issued when the annuitant was between ages 80 and 85), each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.


                      ----------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x.40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.



LOANS UNDER ROLLOVER TSA CONTRACTS


Loans under a Rollover TSA contract are not permitted without employer or plan approval. We will not permit you to take a loan or have a loan outstanding while you are enrolled in our "automatic required minimum distribution (RMD) service."

Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA.

A loan will not be treated as a taxable distribution unless:

o   It exceeds limits of federal income tax rules;

o   Interest and principal are not paid when due; or

o   In some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

Before we make a loan, you must properly complete and sign a loan request form. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office.


We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan, including any accrued or unpaid loan interest, will be deducted from the death benefit amount).

A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined. See "Tax information" later in this Prospectus for general rules applicable to loans.

Tax consequences for failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.


For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid and the amount of interest earned from the loan reserve account to the investment options according to the allocation percentages we have on our records.



SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions and employer


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or plan approval is required.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS


Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as those in the Accumulator(R) Series provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Series contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Series contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Accumulator(R) Series contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. (Please see your contract and SAI for more information.) In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if you are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under baseBUILDER (see "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus).



--------------------------------------------------------------------------------
Fixed annuity payout options          Life annuity
                                      Life annuity with period certain
                                      Life annuity with refund certain
                                      Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity            Life annuity
   payout options                     Life annuity with period certain
--------------------------------------------------------------------------------
Income Manager((R)) payout options    Life annuity with period certain
   (available for annuitants age 83   Period certain annuity
   or less at contract issue)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's


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   life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.


The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.



FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.



INCOME MANAGER(R) PAYOUT OPTIONS

The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional. Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know.


Income Manager(R) NQ and IRA payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) contract. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


For QP and Rollover TSA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.


You may choose to apply your account value of your Accumulator(R) or Accumulator(R) Select(SM) contract to an Income Manager(R) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) contract and we will deduct any applicable withdrawal charge. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


(For purposes of this section, please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contracts.)


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges or market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed under your Accumulator(R) contract if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Accumulator(R) contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Accumulator(R) contract. If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) contract is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) will apply. The year in which your account value is applied to the payout option will be "contract year 1."



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your Accumulator(R) Series contract date. Except with respect to the Income Manager(R) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month.



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The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(R) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday. We will send a notice with the contract statement one year prior to the maturity date.



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5. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o   A mortality and expense risks charge

o   An administrative charge


o   A distribution charge (not applicable to Accumulator(R) contracts)


We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:


o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (not applicable to Accumulator(R) Select(SM) contracts).



o   A charge for baseBUILDER, if you elect this optional benefit.

o   A charge for Protection Plus(SM), if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES


MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. This charge applies only to Accumulator(R) Select(SM) contracts, not Accumulator(R) contracts.



WITHDRAWAL CHARGE


(For Accumulator(R) contracts only)


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non-life contingency payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


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                         Contract year
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                    1     2     3     4     5     6     7     8+
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   Percentage of
    contribution   7%    6%    5%    4%    3%    2%    1%    0%
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For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal


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charge deducted from your account value. For more information, see "Your benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in this Prospectus.


15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. Additional contributions during the contract year do not increase your 15% free withdrawal amount. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

For NQ contracts issued to a charitable remainder trust, the free withdrawal amount will equal the greater of: (1) the current account value less contributions that have not been withdrawn (earnings in the contract) and (2) the 15% free withdrawal amount defined above.

DISABILITY, TERMINAL ILLNESS OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

(i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

(iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or
       (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

       - its main function is to provide skilled, intermediate or custodial nursing care;
       - it provides continuous room and board to three or more persons;
       - it is supervised by a registered nurse or licensed practical nurse;
       - it keeps daily medical records of each patient;
       - it controls and records all medications dispensed; and
       - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) and
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

BASEBUILDER BENEFIT CHARGE


If you elected the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age 83, whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary for the 5% Roll-Up to age 80. The annual benefit base charge is 0.15% if the 5% Roll-Up to age 70 was elected under your Accumulator(R) contract.


We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge first, from the fixed maturity options, in order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.



PROTECTION PLUS(SM) CHARGE


If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o   Management fees.


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o   12b-1 fees.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable under your Accumulator(R) contract) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit or offer variable investment options that invest in shares of either Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.


Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that result in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the guaranteed minimum death benefit will be the guaranteed minimum death benefit as of the date of the annuitant's death adjusted for any subsequent withdrawals (and any associated withdrawal charges under your Accumulator(R) contract). For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest. Payment of the death benefit terminates the contract.


Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually owned IRA contracts.

For individually owned IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.


You should carefully consider the following if you have elected the guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise of guaranteed minimum income benefit" under "Our baseBUILDER option" in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).


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o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).

o   A successor owner should name a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract and no distributions are required as long as the surviving spouse and annuitant are living.


HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state rules, we will follow federal rules.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).


Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.


BENEFICIARY CONTINUATION OPTION


This feature permits a designated individual, upon the contract owner's death, to maintain the contract with the deceased contract owner's name on it and receive distributions under the contract instead of receiving the death benefit in a single sum.


Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Protection Plus(SM) feature and adjusted for any subsequent withdrawals.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" later in this Prospectus. We will make distributions for calendar year 2009 unless we receive, before we make the payment, a written request to suspend the 2009 distribution.


Under the beneficiary continuation option for IRA and Roth IRA contracts:

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.


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o   The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the ben eficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or Protection Plus(SM) feature under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any guaranteed minimum death benefit feature will no longer be in effect.


o The beneficiary may choose at any time to withdraw all or a por tion of the account value and no withdrawal charges under your Accumulator(R) contract, if any, will apply. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.


o   Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


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7.  Tax information

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OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to your Accumulator(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Similarly, a 403(b) plan can be funded through a 403(b) annuity contract or a 403(b)(7) custodial account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Therefore, you should consider the annuity's features and benefits, such as your contract's choice of death benefits, baseBUILDER guaranteed minimum income benefit, 12 month dollar cost averaging, selection of variable investment options and fixed maturity options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, 403(b) plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions or decide how to take required minimum distribution payments. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


SUSPENSION OF REQUIRED MINIMUM DISTRIBUTIONS FOR 2009

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.



TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


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CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS


Annuitization payments that are based on life or life expectancy are considered annuity payments for income tax purposes.


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

In order to get annuity payment tax treatment, all amounts under the contract must be applied to the annuity payout option; we do not "partially annuitize" nonqualified deferred annuity contracts.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which is part of the contract and which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable and, for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result, which would include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES


The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:


o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.


o the owner and the annuitant were the same under the source contract and the Accumulator(R) Series NQ contract. If you used a life insurance or endowment contract, the owner and the insured must have been the same on both sides of the exchange transaction.


Section 1035 exchanges are generally not available after the death of the owner (or the annuitant in a non-natural owner contract).


The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) Series NQ contract.


An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a


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death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax.
Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 45 and Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 45 and Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 45 and Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 45 and Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)



GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.


There are two basic types of IRAs, as follows:

o   Traditional IRAs, typically funded on a pre-tax basis; and

o   Roth IRAs, funded on an after-tax basis.


Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA or Roth IRA. We offered traditional IRAs in the Rollover IRA contracts. We offered Roth IRAs in the Roth Conversion IRA contracts. We currently do not offer traditional IRA contracts for use as employer-funded SEP-IRA or SIMPLE IRA plans, although we may do so in the future.

The first part of this section covers some of the special tax rules that apply to traditional IRAs. The next part of this section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Series traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Series traditional and Roth IRA contracts.


Your right to cancel within a certain number of days

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.


You can cancel either type of the Accumulator(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



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TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o   "regular" contributions out of earned income or compensation; or

o   tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.


If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.


Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, your fully deductible contribution can be up to $5,000, or if less, your earned income. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 catch-up contributions.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income ("AGI") is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.


If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

Cost of living indexing adjustments apply to the income limits to deductible contributions.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2009, AGI between $55,000 and $65,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2009, AGI between $89,000 and $109,000 after adjustment).

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment).

To determine the deductible amount of the contribution for 2009, for example, you determine AGI and subtract $55,000 if you are single, or $89,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times    the maximum       Equals the adjusted x
 --------------------       x        regular             =     deductible
  divided by $10,000             contribution for             contribution
                                     the year                    limit



Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you


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may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on someone else's tax return and your adjusted gross income cannot exceed $50,000 ($55,000 after cost of living indexing adjustment for 2009). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The testing period begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution, including extensions. Saver's credit-eligible contributions may be made to a 401(k) plan, 403(b) plan, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.



Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000, for people eligible to make age 50-70-1/2 "catch-up" contributions. See "Excess contributions to traditional IRAs" later in this section for more information. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o   qualified plans;

o   governmental employer 457(b) plans;

o   403(b) plans; and

o   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


During calendar year 2009 only, due to the temporary suspension of account-based required minimum distribution withdrawals, you may be able to roll over to a traditional IRA a distribution that normally would not be eligible to be rolled over. Please note that distributions from inherited IRAs made to beneficiaries may not be rolled over once distributed.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA under certain circumstances. The Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

There are two ways to do rollovers:



o   Do it yourself:
    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o   Direct rollover:
    You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a 403(b) plan, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:


o (for every year except 2009) "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or


o   substantially equal periodic payments made at least annually for

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    your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o   death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.


You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited IRA to one or more other traditional IRAs. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA plan under certain circumstances. The Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs


Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o   regular contributions to a traditional IRA made after you reach age 70-1/2;
    or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2 (for every year except 2009).


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.


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Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.


If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.


A distribution from a traditional IRA is not taxable if:


o the amount received is a withdrawal of excess contributions, as described under "Excess contributions to traditional IRAs" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section for more information.)


The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.


Required minimum distributions


Background on Regulations--Required Minimum Distributions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

There are special rules governing required minimum distributions in 2009. Please see "Suspension of required minimum distributions for 2009" earlier in this Prospectus.


Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.


When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st-April
1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional


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IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.


Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.


If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.


Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.


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Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death. The required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special fed eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

To meet the substantially equal periodic payment exception, you could elect to apply your contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(R) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(R) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals or Income Manager(R) payments for purposes of determining whether the penalty applies.



ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Accumulator(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion rollover" contributions); or


o tax-free rollover contributions from other Roth individual retire ment arrangements or designated Roth accounts under defined contribution plans; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").


Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA or a Flexible Premium Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth



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IRAs and traditional IRAs. See the discussion "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment):


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2009, $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2009, $120,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2009, AGI between $166,000 and $176,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2009, between $105,000 and $120,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.


Rollovers and direct transfer contributions to Roth IRAs


What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make a rollover between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, subject to limits specified below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan. Until 2010, you must meet AGI limits specified below.


Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. In the case of a traditional IRA conversion rollover for example, we are required to withhold 10% federal income tax from the amount treated as converted unless you properly elect out of such withholding. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.


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The following rules apply until 2010: You cannot make conversion rollover contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is computed without the gross income stemming from the conversion rollover. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA or other eligible retirement plan.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.


The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.


Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth  IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   Rollovers from a Roth IRA to another Roth IRA;

o   Direct transfers from a Roth IRA to another Roth IRA;

o   Qualified distributions from a Roth IRA; and

o   Return of excess contributions or amounts recharacterized to a traditional
    IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or


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o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.


To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:


(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2009 and the conversion contribution is made in 2010, the conversion contribution is treated as contributed prior to other conversion contributions made in 2010.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death


Same as traditional IRA under "What are the required minimum distribution payments after you die?" assuming death before the Required Beginning Date. The suspension of account-based required minimum distribution withdrawals for calendar year 2009 applies to post-death required minimum distribution withdrawals from Roth IRAs.


Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.


Excess contributions to Roth IRAs


Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, until 2010, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).


You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)." If the rules are the same as those that apply to another kind of contract, for example,


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traditional IRA contracts, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."



--------------------------------------------------------------------------------
The disclosure generally assumes that the TSA has 403(b) contract status or qualifies as a 403(b) contract. Due to the Internal Revenue Service and
Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.
--------------------------------------------------------------------------------



FINAL REGULATIONS UNDER SECTION 403(B)


In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code ("2007 Regulations"). As a result, there are significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on TSAs issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.


PERMISSIBLE INVESTMENTS. The 2007 Regulations retain the rule that there are generally two types of investments available to fund 403(b) plans -- an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) funding vehicles qualify for tax deferral.


EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to eliminate informal Section 403(b) arrangements with minimal or diffuse employer oversight and to require employers purchasing annuity contracts for their employees under
Section 403(b) of the Code to conform to other tax-favored, employer-based retirement plans with salary reduction contributions, such as Section 401(k) plans and governmental employer Section 457(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009, to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms. The IRS has announced relief measures for failure to have a written plan finalized by the beginning of 2009, as long as the written plan is adopted by December 31, 2009, and the plan operates in accordance with the 2007 Regulations beginning by January 1, 2009.

LIMITATIONS ON INDIVIDUAL INITIATED DIRECT TRANSFERS. The 2007 Regulations revoke Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) annuity contract to another, without reportable taxable income to the individual. Under the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

EFFECT OF THE 2007 REGULATIONS ON CONTRIBUTIONS TO THE
ACCUMULATOR(R) SERIES TSA CONTRACT

Because the Accumulator(R) Series TSA contract (i) was designed to be purchased through either an individual-initiated, Rev. Rul. 90-24 tax-free direct transfer of funds from one 403(b) arrangement to another, or a rollover from another 403(b) arrangement and (ii) does not accept employer-remitted contributions, contributions and exchanges to an Accumulator(R) Series TSA contract are extremely limited as described below. Accumulator(R) Series TSA contracts issued pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" 403(b) annuity contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

Contributions to an Accumulator(R) Series TSA contract may only be made where AXA Equitable is an "approved vendor" under an employer's 403(b) plan. That is, some or all of the participants in the employer 403(b) plan are currently contributing to a non-Accumulator AXA Equitable 403(b) annuity contract. AXA Equitable and the employer must agree to share information with respect to the Accumulator(R) Series(SM) TSA contract and other funding vehicles under the plan.

AXA Equitable does not accept contributions of after-tax funds, including designated Roth contributions to the Accumulator(R) Series TSA contracts. We will accept contributions of pre-tax funds only with documentation satisfactory to us of employer or its designee or plan approval of the transaction.


CONTRIBUTIONS TO 403(B) ANNUITY CONTRACTS


Because the Accumulator(R) Series Rollover TSA contracts have been purchased through direct transfers, the characterization of funds in the contract can remain the same as under the prior contract. We provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other 403(b) annuity contracts.


EMPLOYER-REMITTED CONTRIBUTIONS. Employer-remitted contributions to TSA contracts made through the employer's payroll are subject to annual limits. (Tax-free plan-to-plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA contract are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA contract can also be wholly or partially funded through non-elective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions


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to TSA contracts are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS. It is unlikely that rollover or direct transfer contributions can be made for an individual no longer actively participating in a 403(b) plan; however, there may be circumstances where an individual must take a required minimum distribution from a distributing plan or contract before rolling over or transferring the distribution to the Accumulator(R) Series contract. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the 403(b) annuity contract is issued if the owner is at least age 70-1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution. For calendar year 2009 only, account-based requirement minimum distribution withdrawals are suspended, so certain rollovers which would be impermissible in other years may be made.


ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

o termination of employment with the employer who provided the funds for the plan; or


o   reaching age 59-1/2 even if still employed; or

o   disability (special federal income tax definition).


If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to a traditional IRA instead.


If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Because AXA Equitable does not separately account for rollover contributions from other eligible retirement plans in the Accumulator(R) Series TSA contract, amounts that would be free of distribution restrictions in a traditional IRA, for example, are subject to distribution restrictions in the Accumulator(R) Series TSA contract.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer, a plan participant does not receive a distribution.


The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan." 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers; (ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan; (iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example, with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) annuity contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.


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DISTRIBUTIONS FROM TSAS

GENERAL. Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


WITHDRAWAL RESTRICTIONS. AXA Equitable treats all amounts under an Accumulator(R) Series Rollover TSA contract as not eligible for withdrawal until:

o the owner is severed from employment with the employer who provided the funds used to purchase the TSA contract;

o   the owner dies; or

o the plan under which the Accumulator(R) Series TSA contract is purchased is terminated.


If any portion of the funds directly transferred to your TSA contract (in a Rev. Rul. 90-24 exchange or other permitted transfer or exchange) is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSA contracts are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSA contracts are includible in gross income as ordinary income. Distributions from TSA contracts may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA contract distributions may be subject to additional tax penalties.


If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since AXA Equitable does not accept after-tax funds to an Accumulator(R) Series Rollover TSA contract, we do not track your investment in the TSA contract, if any. We will report all distributions from this Rollover TSA contract as fully taxable. You will have to determine how much of the distribution is taxable.


DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA contract prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA contract generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA contract made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse might also be eligible to directly roll over a TSA contract death benefit to a Roth IRA in a taxable conversion rollover, beginning in 2008. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.



EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS

As a result of the 2007 Regulations, loans are not available without employer or plan administrator approval. If loans are available, loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. The processing of a loan request will not be completed until the information required to process the transaction is received from the employer or its designee. This information will be transmitted as a result of an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered under TSA contracts are subject to the following conditions:


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o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Series Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.


o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o   the loan does not qualify under the conditions above;

o   the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.

TAX-DEFERRED ROLLOVERS AND FUNDING VEHICLE TRANSFERS. You may roll over an "eligible rollover distribution" from a 403(b) annuity contract into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a 403(b) annuity contract to any of the following: another 403(b) plan funding vehicle, a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances. An Accumulator(R) Series IRA contract is not available for purchase by a non-spousal death beneficiary direct rollover.

Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. Rollovers are subject to the Roth IRA conversion rules, which, prior to 2010, restrict conversions of traditional IRAs to Roth IRAs to taxpayers with adjusted gross income of no more than $100,000, whether single or married filing jointly.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules. Suspension of account-based required minimum distribution withdrawals for calendar year 2009 temporarily permits distributions which would be ineligible lifetime required minimum distributions in any other year to be rolled over to another eligible retirement plan in calendar year 2009.


Direct transfers from one 403(b) annuity contract to another (whether under a plan-to-plan transfer, contract exchange under the same 403(b) plan, or under Rev. Rul. 90-24 prior to the 2007 Regulations), are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS

Please note the temporary suspension of account-based required minimum distribution withdrawals, both lifetime and post-death, in calendar year 2009.


Generally the same as traditional IRA with these differences:

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION.
The minimum distribution rules force 403(b) plan participants to start calculating and taking annual distributions from their 403(b) annuity contracts by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For 403(b) plan participants who have not retired from service with the employer maintaining the 403(b) plan by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.


o 403(b) plan participants may also delay the start of required minimum distributions to age 75 for the portion of their account value attributable to their December 31, 1986 TSA contract account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it only applies to individuals who established their Accumulator(R) Series Rollover TSA contract by direct Revenue Ruling 90-24 transfer prior to September 25, 2007, or by a contract exchange or a plan-to-plan exchange approved under the employer's plan after that date. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Series Rollover TSA contract on the form used to establish the TSA contract, you do not qualify.


SPOUSAL CONSENT RULES

Your employer will tell us on the form used to establish the TSA contract whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such con-


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sent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA contract before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribu tion from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. Based on the assumption that an annuity contract owner is married and claiming three withholding exemptions, periodic annuity payments totaling less than $19,200 in 2009 will generally be exempt from federal income tax withholding. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.


A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


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FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan or TSA contract. If a non-periodic distribution from a qualified plan or TSA contract is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.



MANDATORY WITHHOLDING FROM TSA AND QUALIFIED
PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans and TSA contracts are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. All distributions from a TSA contract or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:


o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for the life (or life expectancy) or the joint lives (or joint life expectancies) of the plan participant (and designated beneficiary); or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o   hardship withdrawals; or

o   corrective distributions that fit specified technical tax rules; or

o   loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not the plan participant's surviving spouse; or


o a qualified domestic relations order distribution to a beneficiary who is not the plan participant's current spouse or former spouse.


A death benefit payment to the plan participant's surviving spouse, or a qualified domestic relations order distribution to the plan participant's current or former spouse may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING
QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 45 and Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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ABOUT SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 45 and Separate Account No. 49. We established Separate Account No. 45 in 1994 and Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 45 and Separate Account No. 49 that represent our investments in Separate Account No. 45 and Separate Account No. 49 or that represent fees and charges under the contracts that we have earned, respectively. Also, we may, at our sole discretion, invest Separate Account No. 45 and Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No 45's and Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 45 and Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 45 and Separate Account No. 49 are registered under the Investment Company Act of 1940 and are registered and classified under that act as "unit investment trusts." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 45 or Separate Account No. 49. Although Separate Account No. 45 and Separate Account No. 49 are registered, the SEC does not monitor the activity of Separate Account No. 45 or Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 45 and Separate Account No. 49 invests solely in Class IB/B shares issued by the corresponding Portfolio of either Trust.


We reserve the right subject to compliance with laws that apply:


(1) to add variable investment options to, or to remove variable investment options from Separate Account No. 45 and Separate Account No. 49, or to add other separate accounts;


(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;


(4) to operate Separate Account No. 45 and Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 45 and Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 45 and Separate Account No. 49 under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account No. 45 and Separate Account No. 49; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 45 and Separate Account No. 49, you will be notified of such exercise, as required by law.



ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appear in the prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in their respective SAIs, which are available upon request.



ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


Fixed maturity option rates are determined daily. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current fixed maturity option rates can be obtained from your financial professional.

The rates to maturity for new allocations as of February 17, 2009, and the related price per $100 of maturity value were as shown below:



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    Fixed Maturity
   Options with
   February 17th      Rate to Maturity        Price
 Maturity Date of          as of           Per $100 of
   Maturity Year     February 17, 2009    Maturity Value
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        2010              3.00%*              $ 97.10
        2011              3.00%*              $ 94.27
        2012              3.00%*              $ 91.53
        2013              3.00%*              $ 88.86
        2014              3.00%*              $ 86.27
        2015             3.06  %              $ 83.46
        2016             3.58  %              $ 78.18
        2017             3.87  %              $ 73.80
        2018             4.06  %              $ 69.89
        2019             4.20  %              $ 66.27
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* Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

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Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
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If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.



INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.



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The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" in "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such case, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided though electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had it signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.

For NQ contracts, the minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;
         - after 4:00 p.m. Eastern Time on a business day; or
         - after an early close of regular trading on the NYSE on a business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer


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    order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.


CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


ABOUT YOUR VOTING RIGHTS


As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o   the election of trustees; or


o the formal approval of independent public accounting firm selected for each Trust; or


o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS


Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.



SEPARATE ACCOUNT NO. 45 AND SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Accounts require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.



ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Accounts Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS


The financial statements of Separate Account No. 45 and Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the applicable SAI. The financial statements of



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AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of an IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation. Loans are available under a Rollover TSA contract only if permitted under the sponsoring employer's plan.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your Accumulator(R) contract, we will impose a withdrawal charge, if one applies.



DISTRIBUTION OF THE CONTRACTS


The Accumulator(R) Series contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). AXA Advisors serves as the principal underwriter of Separate Account No. 45, and AXA Distributors serves as the principal underwriter of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.


Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.00% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or the Accumulator(R) Series on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling




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broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


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9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.



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Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the daily asset charge of 1.35%, such as your Accumulator(R) contract.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008       2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.27    $  13.79    $  13.16    $  11.32    $  10.62
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        844         603         595         286          51
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,566       1,649       1,595       1,278         688
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  10.00    $  11.39    $  10.92    $  10.40    $  10.29
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        780         434         343         285         131
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,542       1,016         438         492         237
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.40    $  11.82    $  11.36    $  10.59    $  10.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        798         636         456         367         150
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,565         974         946         948         426
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  38.88    $  52.19    $  49.78    $  45.74    $  44.24
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,952       2,239       2,505       2,919       3,361
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,346       1,500       1,399       1,314       1,132
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.93    $  13.27    $  12.64    $  11.19    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      3,168       2,958       1,913         711         256
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      5,241       6,731       6,975       4,170       1,617
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 151.18    $ 272.69    $ 267.14    $ 244.64    $ 237.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        430         529         687         900       1,044
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        555         670         876       1,138       1,384
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  20.41    $  19.97    $  18.95    $  18.62    $  18.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        860       1,014       1,287       1,772       2,322
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        571         579         773       1,100       1,348
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.87    $  20.30    $  18.42    $  15.12    $  13.29
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      2,218       2,628       3,112       3,477       3,816
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,498       1,872       2,019       2,553       2,475
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.42    $  20.92    $  18.17    $  16.90    $  15.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        781         916       1,201       1,468       1,733
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,048       2,476       3,532       4,499       5,465
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   6.81    $  11.22    $  11.50    $  10.49          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         42          34          28          12          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         57          51          19           2          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  15.11    $  24.14    $  24.18    $  20.27    $  19.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,458       1,752       2,213       2,721       3,230
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,799       2,291       2,960       3,782       4,699
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2003        2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  41.25    $  35.10    $  40.77           --            -
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,674       3,926       2,511           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         732         407         289           --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 211.19    $ 143.14    $ 217.65     $ 247.21     $ 292.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,145       1,240       1,555        1,775        1,434
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,588       1,770       2,160        2,453        2,344
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.54    $  18.40    $  17.18     $  16.14     $  15.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,993       4,099       3,288        2,333        2,057
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,651       1,739          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.40    $   8.55    $   9.64     $  12.74     $  16.81
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       4,111       3,907         737          839          591
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,639         208          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.66    $   9.83    $  14.28     $  16.68     $  14.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,001       2,020       2,115        2,156        1,264
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,324       6,943       8,170        9,189        6,912
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  18.30    $  14.14    $  17.20     $  16.52     $  14.98
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,348       3,538       3,681        3,305        2,567
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,955       5,160       5,603        5,888        5,766
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008        2007        2006        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.00    $  24.89    $  22.90    $  18.47     $  16.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         848       1,077       1,280       1,346        1,244
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,114       4,966       6,421       7,759        9,124
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.63    $   6.93    $   6.78    $   5.92     $   5.66
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         533         588         886         767           87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         413         535         720         983          345
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.40    $  10.00    $   9.04    $   8.71     $   8.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          30          44          46          54           55
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         132         126         157         557          258
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.02    $  13.64    $  13.11    $  12.38     $  11.94
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          90          85          74          45           19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,337       5,042       6,381       8,004        9,529
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.80    $  13.11    $  13.08    $  11.83     $  11.30
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,644       2,094       1,987       2,382        2,835
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,941      10,718      10,352      13,004       15,697
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.96    $  11.23    $  11.07    $  10.40           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         146         164         165          56           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          84          76         112          18           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.66    $  11.10    $  10.85          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         211         168          49          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         374         369          94          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.19    $  31.03    $  29.97    $  26.40     $  25.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,388       1,714       2,138       2,703        3,163
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,764       4,648       6,213       8,100        9,685
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.34    $  10.80    $  10.02    $   9.82           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         417         225         104           8           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         499         227         125          16           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.00    $   9.80    $   8.92    $   8.54     $   8.33
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         199         239         292         365          431
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         309         351         275         431          573
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.06    $  10.50    $  10.43          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         578         609         222          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         474         444         141          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.41    $   9.75    $  10.82          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          86          33           8          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         170          47          14          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.92    $   9.52          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         282         245          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         619         308          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.08    $  11.86    $  11.63    $  10.50           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         137         178         114          54           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                     2003        2002        2001        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.08    $  11.14    $  13.55    $  17.50   $  20.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        1,181       1,196          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       10,329      12,054      14,032      15,833     13,783
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   7.94    $   6.29    $   8.67          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           39          29          10          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          189          89           6          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.46    $   9.38    $  12.90    $  17.32   $  21.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           20          13          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       11,360      13,307      16,512      19,069     17,154
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  10.33    $   7.97    $  10.72    $  11.09   $  10.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        3,037       3,265         231         174         72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       17,536      18,971       2,208       2,064        982
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  23.57    $  18.69    $  24.41    $  28.18   $  31.67
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        3,443       3,683       4,413       4,923         16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       10,779      11,356      12,941      14,537         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   7.89    $   5.79    $   7.72    $   9.43   $  10.82
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          286         184         161         164        139
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          552         243         140         136         91
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                    2008        2007        2006        2005         2004
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          66          77          74          17           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 20.28     $ 29.65    $  27.50    $  23.46     $  22.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         264         267         191         183           31
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         295         311         141         170           72
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.98     $ 16.51    $  14.52    $  12.35     $  10.68
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         429         388         502         525          425
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,946       2,344       3,119       3,695        4,078
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.63     $ 16.34    $  14.25    $  11.50           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         179         138          82          31           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         191         264          78          28           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.09     $ 14.57    $  14.33    $  13.96     $  13.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         758       1,111       1,273       1,222        1,021
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,114       5,253       6,838       8,972       10,774
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.30     $ 15.66    $  16.07    $  13.53     $  13.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         624         769         978       1,142        1,375
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,572       8,143      10,415      13,350       16,352
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.69     $ 10.84    $  10.58    $   9.49     $   8.98
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         255         332         411         551          635
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,960       2,567       3,675       4,802        5,835
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.94     $  7.86    $   6.99    $   7.13     $   6.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,797       3,381       4,248       5,346        6,276
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,108       4,849       6,383       8,379        9,271
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.49     $ 17.21    $  15.09    $  14.19     $  13.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,885       2,262       2,809       3,663        4,453
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,436       4,084       5,280       6,697        8,228
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.51     $ 10.56    $  11.38    $  10.80           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         156         159         136          28           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         147         156         182          41           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.45     $ 16.90    $  17.95    $  14.99     $  14.41
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       5,687       7,503       2,657       3,058        3,317
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,274       5,583       6,430       8,002        9,491
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.02     $ 10.64    $  10.04    $  10.00           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         122         149         121          93           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         203         246         287          55           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.83     $ 12.51    $  12.25    $  10.60           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          75          87         119          26           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         211         356         490          93           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.73     $ 12.82    $  11.74    $  10.56           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          75          48          49          25           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         202          86          80          74           --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                     2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.53    $  7.29    $  8.69    $  11.14   $  13.96
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         279        133         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,761      3,093      3,210       3,230      1,477
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.48    $ 13.22    $ 12.23    $  11.48   $  10.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         985        903         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      12,484     14,961     14,916      13,606     12,838
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.07    $  9.64    $ 12.08    $  13.14   $  12.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,530      1,663      1,936       2,045      2,057
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      18,895     21,846     25,574      28,008     29,522
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.17    $  6.79    $  8.71    $  10.51   $  10.72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         715        776        948       1,014        550
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,684      6,910      8,228       8,940      6,033
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.88    $  4.84    $  7.12    $   9.49   $  11.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       7,382      8,409     10,884      12,132      6,304
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      10,777     12,339     15,780      17,298      8,614
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.88    $  9.31    $ 14.37    $  22.09   $  27.59
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       5,082      5,638      7,229       8,254      6,114
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       9,491     10,806     13,726      16,073     13,671
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.88    $ 10.14    $ 11.90    $  11.70   $  12.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,362      3,350      2,847          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      10,036     10,473     10,569      10,105      9,428
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                    2008       2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.39     $ 12.27     $ 12.36     $ 11.15          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        152         211         193         240          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        197         259         214         210          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.89     $ 18.49     $ 16.44     $ 15.24     $ 13.95
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,203       1,298       1,541       1,644       1,467
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,313       1,429       1,821       2,123       2,102
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.86     $ 13.70     $ 12.86     $ 11.69     $ 11.14
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        935       1,100       1,330       1,652       1,605
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,046       1,295       1,862       2,752       2,883
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.16     $ 17.04     $ 17.55     $ 15.82     $ 14.40
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,128       1,472       1,921       2,356       2,500
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        780       1,031       1,465       2,388       2,481
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 30.60     $ 30.37     $ 29.41     $ 28.53     $ 28.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,288         949       1,040       1,076       1,221
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,696       2,271       2,410       2,619       2,938
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  3.87     $  5.85     $  4.91     $  4.61     $  4.43
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        637         270         136         143           3
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        617         441          28          47          20
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.56     $ 10.74     $ 10.71          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        210         225          50          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        193         210          92          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.76     $ 11.57     $ 11.09          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         70          80           8          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        102         146          34          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.73     $ 11.15     $ 10.93          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         36          36          17          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         43          67          10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.55     $ 10.75     $ 11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         30          26          12          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         42          51           9          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.24     $ 10.82     $  9.84     $  9.93          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        991         393         330         253          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,173         444         431         308          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 15.57     $ 16.89     $ 16.38     $ 15.99     $ 15.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        223         293         353         490         460
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        324         436         459         574         603
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.28     $ 10.63     $ 10.23     $  9.98          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        128         125         174          76          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        304         189         185          57          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                      2003        2002       2001        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 12.80    $  9.89     $ 11.34          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,522        767          14          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         2,058      1,041         155          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  9.73    $  6.87     $  8.54     $ 10.00         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,435        951         493          82         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         2,874      2,717       2,307         638         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 12.39    $  9.42     $ 11.20     $ 10.92    $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         2,709      2,863       2,091       1,080        972
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         2,639      3,169       2,256         223         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 28.34    $ 28.57     $ 28.61     $ 28.00    $ 26.78
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,537      2,299       2,501       1,860      2,900
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         3,834      5,633       6,273       5,065      7,278
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 15.53    $ 15.20          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           434        430          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           631        552          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                                    2008        2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.79     $ 16.60     $ 17.14     $ 14.76     $ 14.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         558         662         793         914       1,073
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         995       1,203       1,660       2,139       2,622
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.96     $ 17.46     $ 16.51     $ 17.43     $ 16.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         128         173          45          46          10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         369         415         145         160          17
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.32     $ 10.83     $ 10.76          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         113         136          61          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         189         228          98          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  3.69     $  6.24     $  6.25     $  5.55     $  5.16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         152         214         193         114          14
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         108         129         177         169          41
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.13     $ 11.47     $ 11.92     $ 10.43          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         159         159         251         156          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         244         298         350         250          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.11     $ 26.41     $ 18.85     $ 13.94     $ 10.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,341       1,728       1,993       2,131       1,948
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,671       2,238       2,967       3,667       3,845
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.37     $ 16.10     $ 13.34     $ 12.37          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         208         175          74          68          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         294         336         109          49          --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 34.47     $ 65.53     $ 59.65     $ 57.52     $ 53.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         139         170         220         284         334
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         305         364         467         585         710
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.19     $ 12.06     $ 11.50     $ 11.24     $ 11.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         699         685         797       1,030       1,247
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         705         622         738         919       1,011
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.38     $ 12.99     $ 12.08     $ 11.65     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         296         261         346         460         484
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         275         273         360         464         567
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.94     $ 33.05     $ 32.49     $ 29.95     $ 29.46
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         540         727         911       1,125       1,318
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,227       1,569       2,099       2,710       3,408
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.78     $ 18.79     $ 16.94     $ 13.70     $ 12.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         400         453         524         462         456
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         528         652         762         657         704
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.62     $ 12.77     $ 12.33     $ 11.00     $ 10.45
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         118         154         160         181         201
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         192         233         294         268         253
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              ---------------------------------------------------------------------
                                                                      2003        2002       2001        2000       1999
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 12.36    $  8.59     $ 11.01     $ 10.94    $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,030        859         899         989        756
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         3,320      2,817       3,131       3,340      2,922
------------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  8.72    $  5.67     $  6.11     $  6.53    $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,871      1,807       1,765       2,063      1,267
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         4,287      3,992       4,501       4,990      3,859
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                             --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)            --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 48.73    $ 35.92     $ 51.19     $ 69.35    $ 81.12
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           375        404         513         595        553
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           812        899       1,101       1,253      1,163
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 10.92    $ 10.67          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,242      1,119          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         1,187      1,217          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  9.98    $  7.90          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           378        205          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           383        235          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 27.48    $ 22.73     $ 23.74     $ 23.90    $ 26.59
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         1,384      1,316       1,516       1,616      1,539
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         3,959      3,827       4,307       4,697      5,048
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $ 10.34    $  7.81          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           377        183          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           494        118          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        $  9.66    $  7.64          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           230        166          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)           248        169          --          --         --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


----------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              ------------------------------------------------------------
                                                                    2008       2007        2006       2005       2004
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.70     $ 10.58    $  9.64    $  9.76    $  9.20
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        228         253        336        424        449
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        415         486        568        759        801
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.06     $ 14.68    $ 14.36    $ 12.20    $ 11.54
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        404         440        512        544        503
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        478         700      1,027      1,404      1,102
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.72     $ 12.07    $ 10.93    $ 10.11    $  9.45
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        314         387        519        629        806
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        426         492        721        863      1,078
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.68     $ 13.75    $ 13.92    $ 12.30    $ 11.62
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        333         339        535        605        904
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        410         587        779        911      1,203
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.14     $  8.99    $  8.79    $  8.09    $  7.63
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        293         412        286        189         68
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        306         347        259        287         29
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.72     $ 17.49    $ 19.67    $ 17.17    $ 16.63
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        392         554        761        919        986
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,179       2,770      3,861      5,204      6,654
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.45     $ 12.36    $ 10.60    $ 10.01    $  9.12
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        444         513        609        854      1,028
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        537         647        737      1,024      1,493
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                              ------------------------------------------------------------
                                                                    2003       2002       2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.74    $  6.79          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        410        275          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        802        305          --          --         --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.23    $  7.91          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        429        344          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        698        384          --          --         --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.58    $  6.20          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        761        429          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,104        369          --          --         --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.22    $  7.37          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        765        486          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        820        388          --          --         --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --          --          --         --
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        840        665          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      7,289      7,825       7,755       7,215      6,774
--------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.81    $  5.66          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        278         44          --          --         --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        571        264          --          --         --
--------------------------------------------------------------------------------------------------------------------------




A-6 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green



The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%, such as your Accumulator(R) Select(SM) contract.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              -------------------------------------------------------------
                                                                    2008       2007        2006        2005        2004
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.17    $  13.65    $  13.07    $  11.26    $  10.59
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        121         152         189          92          24
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,922       3,517       3,308       1,298         726
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.88    $  11.28    $  10.84    $  10.35    $  10.27
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        440         256         190         168          63
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      3,454       1,731       1,508       1,073         686
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.28    $  11.71    $  11.28    $  10.54    $  10.37
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        681         594         462         397         279
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,852       1,825       1,741       1,299         787
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  36.68    $  49.36    $  47.21    $  43.48    $  42.17
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        963       1,073       1,195       1,301       1,400
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,966       3,439       3,955       4,167       3,907
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   8.82    $  13.14    $  12.55    $  11.14    $  10.61
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,558       1,599       1,043         408         180
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      8,765      10,293      11,247       7,926       3,664
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $ 139.08    $ 251.49    $ 247.00    $ 226.77    $ 220.94
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        127         159         200         244         275
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        308         377         490         586         683
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  19.51    $  19.14    $  18.20    $  17.94    $  18.01
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,090       1,229       1,493       1,833       2,200
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,664       1,956       2,358       2,881       3,326
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   9.53    $  19.66    $  17.88    $  14.71    $  12.97
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,144       1,393       1,534       1,664       1,745
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,496       3,456       4,168       4,498       4,337
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  11.09    $  20.36    $  17.73    $  16.53    $  15.07
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        604         718         908       1,100       1,230
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,882       2,356       3,069       3,839       4,346
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   6.67    $  11.02    $  11.33    $  10.36          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         12          19          17           5          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         85          89          99          53          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  14.66    $  23.49    $  23.60    $  19.83    $  19.58
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        627         774         917       1,046       1,213
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,175       2,711       3,644       4,227       4,909
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $  13.59    $  24.23    $  22.35    $  18.07    $  16.57
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        313         437         514         514         468
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,472       3,272       4,311       4,992       5,077
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    $   4.51    $   6.78    $   6.64    $   5.82    $   5.57
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        319         306         421         387          56
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        613         684         907       1,277         370
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                              -------------------------------------------------------------
                                                                    2003        2002        2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  39.41    $  33.62    $  39.15           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,489       1,564       1,005           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,733         598          97           --           --
---------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 196.75    $ 133.70    $ 203.81     $ 232.08     $ 275.01
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         301         314         380          310           66
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         689         581         661          618          255
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  17.95    $  17.86    $  16.72     $  15.75     $  14.70
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       2,818       3,868       2,545          486           59
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,448       2,501          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.15    $   8.38    $   9.48     $  12.56     $  16.61
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,928       1,910         404          302           38
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,026         604          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.43    $   9.69    $  14.11     $  16.53     $  14.78
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,362       1,384       1,276          718           30
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,534       3,377       3,423        3,189          818
---------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  17.99    $  13.94    $  17.00     $  16.37     $  14.88
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,296       1,419       1,305          431          163
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,335       2,235       1,559        1,079          173
---------------------------------------------------------------------------------------------------------------------------
 EQ/BlackRock International Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.84    $  10.98    $  13.39     $  17.34     $  20.10
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         487         498          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,316       3,555       3,126        2,033          771
---------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
---------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-7

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


---------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                             --------------------------------------------------------------
                                                                    2008       2007       2006       2005       2004
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.28    $  9.79    $  8.87    $  8.57    $  8.01
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          9          8         10         10         11
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        206        250        367        468        498
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.79    $ 13.28    $ 12.80    $ 12.11    $ 11.71
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        109        145        134         45         29
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,689      2,030      2,547      2,581      2,715
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.61    $ 12.83    $ 12.82    $ 11.63    $ 11.14
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        659        910        654        775        867
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)     13,273     16,294      9,568     11,228     12,694
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.88    $ 11.15    $ 11.03    $ 10.38         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         90        139        108         40         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        240        246        247        113         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.62    $ 11.06    $ 10.84         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         75         99         33         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        780        634        332         --         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 18.48    $ 29.96    $ 29.01    $ 25.62    $ 24.94
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        453        582        723        864        968
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      5,011      6,391      8,474     10,127     11,584
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.17    $ 10.66    $  9.92    $  9.74         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        316        113         61          4         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,062        777        471         36         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.82    $  9.58    $  8.74    $  8.39    $  8.20
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        147        174        157        190        242
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,192      1,455      1,731      2,184      2,500
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.02    $ 10.46    $ 10.42         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        388        447        120         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,489      2,051        730         --         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.37    $  9.72    $ 10.81         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         73         29          7         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        250         73         51         --         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.90    $  9.50         --         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        122         61         --         --         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,164      1,153         --         --         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.99    $ 11.78    $ 11.58    $ 10.49         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         67         64         44         19         --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        171        230        268        107         --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 19.26    $ 28.22    $ 26.24    $ 22.44    $ 21.86
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        150        151        102         89         21
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        302        300        291        339         74
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              -------------------------------------------------------------
                                                                    2003       2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.86    $  6.24    $  8.62          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         25         38          6          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        478        128         13          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.27    $  9.24    $ 12.75     $ 17.16     $ 21.20
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         39         16         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,971      2,171      2,221       1,658         576
---------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.21    $  7.89    $ 10.65     $ 11.04     $ 10.60
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        896        961        166         112          13
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)     12,682      9,408      3,151       2,953         987
---------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 22.99    $ 18.28    $ 23.93     $ 27.69          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)      1,030      1,042      1,038         734          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)     11,512      7,152      6,601       6,057          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.79    $  5.73    $  7.66     $  9.38     $ 10.80
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        184        143         90          17           8
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,016        424        141          78           6
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
---------------------------------------------------------------------------------------------------------------------------


A-8 Appendix I: Condensed financial information

    To receive this document electronically, sign up for e-delivery today at
                          www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                                                     2008       2007        2006        2005
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  8.76    $  16.15    $  14.24    $  12.14
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         228         212         235         191
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       5,817       7,394       9,957      11,032
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  9.54    $  16.23    $  14.19    $  11.48
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         110          94          24           3
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         378         409         273          98
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 12.73    $  14.21    $  14.01    $  13.68
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         577         869         924         943
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       7,829      10,140      12,428      14,021
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  9.03    $  15.24    $  15.68    $  13.24
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         184         229         281         306
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       2,578       3,182       4,115       4,803
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  6.53    $  10.60    $  10.37    $   9.33
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         276         230         298         328
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       4,012       5,022       6,684       7,849
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  4.82    $   7.69    $   6.86    $   7.01
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                       1,522       1,913       2,322       2,818
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       7,705       9,407      11,991      14,352
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 10.18    $  16.75    $  14.72    $  13.88
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         537         676         791         957
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                       2,095       2,691       3,075       3,566
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  4.41    $  10.35    $  11.18    $  10.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                          52          73          63           6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         306         503         784         195
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  9.19    $  16.48    $  17.54    $  14.69
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                       2,907       3,862       1,465       1,617
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                      10,639      13,726      13,777      15,585
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 10.92    $  10.57    $  10.00    $   9.98
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                          89          99          64          55
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         276         315         390         431
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  7.76    $  12.42    $  12.20    $  10.58
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                          73         116          83          13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         323         368         502         135
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  8.65    $  12.73    $  11.69    $  10.54
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                          48          29          22          21
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         207         161         166         132
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  7.32    $  12.18    $  12.31    $  11.13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)                         106         128         115         102
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)                         354         480         519         490
----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                       ----------------------------------------------------------------------------
                                                                    2004        2003       2002       2001       2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  10.53    $  9.42    $  7.22    $  8.64    $  11.09      $ 13.93
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         193        146         59         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,933     10,611      5,973      5,697       5,514        1,286
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.60    $ 13.28    $ 13.05    $ 12.10    $  11.40      $ 10.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         748        804        702         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      15,208     16,175     13,419     10,537       5,112        2,026
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.94    $ 11.86    $  9.51    $ 11.94    $  13.02      $ 12.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         338        377        359        287         124           12
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,325      5,701      4,777      4,156       1,755          978
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   8.84    $  8.07    $  6.72    $  8.64    $  10.45      $ 10.70
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         421        474        474        543         359          103
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,941      9,707      8,237      8,655       7,052        2,906
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   6.19    $  5.81    $  4.79    $  7.07    $   9.45      $ 11.77
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       3,283      3,962      4,522      5,608       4,909        1,112
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      15,822     17,115     16,550     18,765      17,412        5,630
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  12.94    $ 11.68    $  9.18    $ 14.20    $  21.88      $ 27.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,142      1,345      1,556      1,966       1,834          383
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,258      4,710      4,661      5,707       5,759        1,680
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.16    $ 12.68    $ 10.01    $ 11.78    $  11.61      $ 12.04
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,814      1,839      1,712      1,138          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      17,155     15,959      8,615      6,000       3,700        1,532
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --           --
-----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-9

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


--------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 ---------------------------------------------
                                                                    2008        2007        2006        2005
--------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.69     $ 18.20    $  16.22    $  15.07
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         569         676         745         712
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,954       7,491      10,192      11,276
--------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.71     $ 13.45    $  12.66    $  11.53
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         823       1,036       1,207       1,413
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,117       6,276       8,561      10,309
--------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.86     $ 16.58    $  17.13    $  15.47
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         873       1,135       1,391       1,673
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       3,335       4,320       6,178       7,278
--------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.54     $ 28.40    $  27.57    $  26.81
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,382       1,201       1,177       1,247
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,635       3,889       3,996       4,058
--------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  3.77     $  5.72    $   4.81    $   4.53
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         224          79          29          44
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,065         656         206         172
--------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.52     $ 10.70    $  10.70          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          89         121          23          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         499         748         372          --
--------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.72     $ 11.53    $  11.09          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          44          68          12          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         230         230          61          --
--------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.69     $ 11.11    $  10.92          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           8           5          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          63          66          21          --
--------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.51     $ 10.72    $  11.09          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          15          32          14          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         148         123          30          --
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.15     $ 10.75    $   9.80    $   9.92
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         742         316         206         120
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,800       1,098       1,411         848
--------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.98     $ 16.29    $  15.84    $  15.50
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         196         219         243         296
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,459       1,861       2,329       2,753
--------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.18     $ 10.56    $  10.19    $   9.96
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         145          84         104          26
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000-s)         628         588         593         132
--------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.49     $ 16.18    $  16.75    $  14.46
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         227         281         323         325
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       1,675       2,100       2,912       3,372
--------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                                    2004        2003        2002       2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  13.84    $  12.72    $  9.86    $  11.33         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         676         685        427          24         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,463      10,296      2,423          78         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  11.02    $   9.65    $  6.83    $   8.51    $  9.99          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,558       1,665      1,471         932        126          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      11,422      10,509      4,322       2,644        617          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.13    $  12.18    $  9.29    $  11.07    $ 10.82     $ 10.45
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,805       2,005      2,145       1,487         87          18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,736       7,229      3,714       2,090        251          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  26.55    $  26.78    $ 27.06    $  27.16    $ 26.65     $ 25.55
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,478       1,911      2,863       3,954      1,882         549
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,693       6,370      9,288      13,759         --       9,875
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $   4.36          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           3          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          19          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  15.45    $  15.13    $ 14.85          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         279         282        347          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,951       3,122      1,064          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000-s)          --          --         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  14.10    $  12.18    $  8.48    $  10.90    $ 10.86     $ 11.42
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         378         358        240         239        113          23
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        3.996      4,084      1,913       1,535      1,382         522
-----------------------------------------------------------------------------------------------------------------------------------


A-10 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


--------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                               -----------------------------------------------
                                                                    2008       2007        2006        2005
--------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.45     $ 16.62    $  15.76     $ 16.68
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        268         293          12          13
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,328       1,641         104         146
--------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.29     $ 10.80       10.75          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         65         109          28          --
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        411         572         298          --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  3.60     $  6.10    $   6.12     $  5.45
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         48          65          69          33
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        145         300         397         286
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.07     $ 11.39    $  11.87     $ 10.41
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        107         116         129          40
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        491         424         647         410
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.79     $ 25.72    $  18.41     $ 13.65
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        687         810         929         929
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,396       3,354       4,518       5,043
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.29     $ 16.00    $  13.28     $ 12.35
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        127          73          30          33
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        412         507         322         172
--------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 32.52     $ 61.99    $  56.56     $ 54.68
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         32          39          53          62
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        186         233         292         331
--------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 11.97     $ 11.87    $  11.36     $ 11.12
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        707         822         915       1,033
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      4,240       5,230       6,686       7,527
--------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.21     $ 12.79    $  11.93     $ 11.53
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        180         179         223         269
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,104       1,241       1,865       2,078
--------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 23.59     $ 31.34    $  30.88     $ 28.55
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        300         409         475         558
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,063       2,743       3,798       4,585
--------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  9.61     $ 18.51    $  16.73     $ 13.57
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        279         343         377         423
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,547       1,972       2,676       2,300
--------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  7.48     $ 12.58    $  12.18     $ 10.89
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         96         154         175         208
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      1,012       1,291       1,745       1,956
--------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.60     $ 10.42    $   9.52     $  9.66
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        210         290         355         356
--------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,508       3,015       4,202       4,551
--------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                          -------------------------------------------------------------------------
                                                                    2004        2003       2002       2001       2000      1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.30         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           2         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          19         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.08         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)           4         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          69         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.45    $  8.58    $  5.59    $  6.04    $  6.47     $ 10.97
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         860        837        857        821        715         126
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,587      4,232      2,823      3,043      2,958         962
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 51.36    $ 46.56    $ 34.41    $ 49.16    $ 66.77     $ 78.30
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          74         79         66         73         65          16
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)         388        429        338        402        420         141
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.11    $ 10.87    $ 10.64         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,124      1,240      1,234         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       8,293      8,217      3,282         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.96    $  9.93    $  7.88         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         301        265        189         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,231      1,758        398         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.15    $ 26.32    $ 21.83    $ 22.86    $ 23.07     $ 25.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         647        634        511        500        219          35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,526      5,467      2,248      1,835      1,211         574
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.94    $ 10.29    $  7.79         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         460        371        286         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,160      1,684        553         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.37    $  9.61    $  7.62         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         255        249        213         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       2,038      1,850        635         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.13    $  8.70    $  6.77         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         384        385        283         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,852      4,258      1,299         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-11

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


-------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                ---------------------------------------------
                                                                    2008       2007        2006        2005
-------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.90     $ 14.46     $ 14.18     $ 12.07
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        229         309         326         300
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,480       3,218       4,325       4,766
-------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.60     $ 11.88     $ 10.79     $ 10.01
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        242         327         402         460
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,611       3,156       4,520       5,281
-------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  8.53     $ 13.54     $ 13.75     $ 12.18
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        235         288         386         425
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,077       2,710       3,885       4,432
-------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  5.01     $  8.79     $  8.61     $  7.94
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        136         193         125          61
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)        350         436         605         410
-------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $ 10.43     $ 17.05     $ 19.22     $ 16.83
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        174         272         395         502
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      3,075       3,968       5,693       6,888
-------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-------------------------------------------------------------------------------------------------------------
  Unit value                                                     $  6.34     $ 12.17     $ 10.46     $  9.91
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)        553         701         889       1,089
-------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)      2,147       2,564       3,343       4,090
-------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                        ----------------------------------------------------------------------------
                                                                    2004        2003        2002       2001        2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.46     $ 10.17    $  7.89          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         304         297        292          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,712       3,848      1,272          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.38     $  8.53    $  6.18          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         503         538        344          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       6,078       5,628      1,488          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.53     $ 10.17    $  7.35          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         575         467        381          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       5,059       3,927      1,262          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  7.51          --         --          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)          11          --         --          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)          22          --         --          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.33     $ 14.17    $ 10.49     $ 12.37     $ 10.68    $ 9.15
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)         499         370        275          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       7,850       7,354      5,021       3,274       2,109        98
-----------------------------------------------------------------------------------------------------------------------------------
 Multimanager Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.05     $  8.76    $  5.65          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 45 number of units outstanding (000's)       1,346         281         96          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account No. 49 number of units outstanding (000's)       4,725       1,117        205          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------


A-12 Appendix I: Condensed financial information

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green


Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who purchased an Accumulator(R) Series QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit under baseBUILDER and other guaranteed benefits and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Series QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.


AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:


o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;


o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o Contributions after age 70-1/2 must be net of any required minimum distributions; and

o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for participants who are older than age 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

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                e-delivery today at www.axa-equitable.com/green


Appendix III: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 17, 2009 to a fixed maturity option with a maturity date of February 15, 2017 (eight years later) at a hypothetical rate to maturity of 7.00% ("h" in the calculations below), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2013(a). Please note that withdrawal charges do not apply to Accumulator(R) Select(SM) contract owners.





-------------------------------------------------------------------------------------------------------
                                                                                Hypothetical assumed
                                                                              rate to maturity("j" in
                                                                              the calculations below)
                                                                                 February 15, 2013
                                                                          -----------------------------
                                                                                   5.00%        9.00%
 As of February 15, 2013 before withdrawal
-------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                  $141,389     $121,737
-------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                   $131,104     $131,104
-------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                         $ 10,285     $ (9,367)
-------------------------------------------------------------------------------------------------------
 On February 15, 2013 after $50,000 withdrawal
-------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                          $  3,637     $ (3,847)
-------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)    $ 46,363     $ 53,847
-------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                      $ 91,389     $ 71,737
-------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                           $ 84,741     $ 77,257
-------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                          $111,099     $101,287
-------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:


 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:
          Maturity value                            $171,882
          ________________             =            ________________               where j is either 5% or 9%
                  (D/365)                                  (1,461/365)
             (1+j)                                    (1+j)

 (c)      Fixed maturity amount is based on the following calculation:
          Maturity value                            $171,882
          ________________             =            ________________
                 (D/365)                                      (1,461/365)
            (1+h)                                     (1+0.07)

 (d)      Maturity value is based on the following calculation:

                                      (D/365)                                   (1,461/365)
          Fixed maturity amount x (1+h)       =  ($84,741 or $77,257) x (1+0.07)

C-1 Appendix III: Market value adjustment example

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Appendix IV: Guaranteed minimum death benefit example

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The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.

The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the Multimanager Core Bond, EQ/Intermediate Government Bond Index, EQ/Money Market, EQ/Quality Bond PLUS or EQ/Short Duration Bond options or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:




------------------------------------------------------------------------------------------
   End of                           5% Roll-Up to age 80      Annual ratchet to age 80
 contract                          guaranteed minimum          guaranteed minimum
   year         Account value       death benefit(1)              death benefit
------------------------------------------------------------------------------------------
     1           $105,000             $   105,000(1)              $  105,000(3)
------------------------------------------------------------------------------------------
     2           $115,500             $   110,250(2)              $  115,500(3)
------------------------------------------------------------------------------------------
     3           $129,360             $  115,763 (2)              $  129,360(3)
------------------------------------------------------------------------------------------
     4           $103,488             $   121,551(1)              $  129,360(4)
------------------------------------------------------------------------------------------
     5           $113,837             $  127,628 (1)              $  129,360(4)
------------------------------------------------------------------------------------------
     6           $127,497             $   134,010(1)              $  129,360(4)
------------------------------------------------------------------------------------------
     7           $127,497             $  140,710 (1)              $  129,360(4)
------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL-UP TO AGE 80

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the guaranteed minimum death benefit.


(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

----------

                       Appendix IV: Guaranteed minimum death benefit example D-1

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Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "the 5% Roll-Up to age 80" Guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for Accumulator(R) and Accumulator(R) Select(SM) contracts. The tables illustrate the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.48)% and 3.52% for the Accumulator(R) contract, and (2.73)% and 3.27% for the Accumulator(R) Select(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll-Up to age 80 guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges:
"the 5% Roll-Up to age 80" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge, the Guaranteed minimum income benefit charge and any applicable administrative charge and, in the case of the Accumulator(R) contract, withdrawal charge. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.59%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


E-1 Appendix V: Hypothetical illustrations

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                            5% Roll-Up
                                                             to age 80                          Lifetime Annual
                                                            Guaranteed      Total Death Benefit    Guaranteed
                                                           Minimum Death      with Protection       Minimum
                    Account Value        Cash Value           Benefit            Plus(SM)        Income Benefit
        Contract ------------------- ------------------ ------------------- ------------------- ----------------
          Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------
  60        1     100,000  100,000   93,000     93,000  100,000   100,000   100,000   100,000     N/A      N/A
  61        2      97,011  102,999   91,011     96,999  105,000   105,000   107,000   107,000     N/A      N/A
  62        3      94,085  106,081   89,085    101,081  110,250   110,250   114,350   114,350     N/A      N/A
  63        4      91,222  109,249   87,222    105,249  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      88,417  112,504   85,417    109,504  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      85,670  115,849   83,670    113,849  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      82,977  119,286   81,977    118,286  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      80,335  122,816   80,335    122,816  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      77,744  126,442   77,744    126,442  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      75,199  130,167   75,199    130,167  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      63,101  150,334   63,101    150,334  197,993   197,993   237,190   237,190   13,860   13,860
  79       20      51,827  173,277   51,827    173,277  252,695   252,695   313,773   313,773   21,201   21,201
  84       25      41,485  199,699   41,485    199,699  265,330   265,330   331,462   331,462   26,560   26,560
  89       30      35,512  234,144   35,512    234,144  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      31,011  275,594   31,011    275,594  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      30,181  284,726   30,181    284,726  265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



                                      Appendix V: Hypothetical illustrations E-2

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Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection       Minimum
                    Account Value        Cash Value            Benefit              Plus          Income Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  60        1     100,000  100,000    100,000  100,000   100,000   100,000   100,000   100,000     N/A      N/A
  61        2      96,761  102,749     96,761  102,749   105,000   105,000   107,000   107,000     N/A      N/A
  62        3      93,601  105,567     93,601  105,567   110,250   110,250   114,350   114,350     N/A      N/A
  63        4      90,517  108,454     90,517  108,454   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      87,506  111,412     87,506  111,412   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      84,564  114,443     84,564  114,443   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      81,690  117,548     81,690  117,548   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      78,879  120,727     78,879  120,727   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      76,129  123,983     76,129  123,983   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      73,438  127,317     73,438  127,317   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      60,757  145,192     60,757  145,192   197,993   197,993   237,190   237,190   13,860   13,860
  79       20      49,119  165,189     49,119  165,189   252,695   252,695   313,773   313,773   21,201   21,201
  84       25      38,592  187,864     38,592  187,864   265,330   265,330   331,462   331,462   26,560   26,560
  89       30      32,564  217,566     32,564  217,566   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,073  253,004     28,073  253,004   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,252  260,756     27,252  260,756   265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.



E-3 Appendix V: Hypothetical illustrations

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Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Who is AXA Equitable?                                                       2
Custodian and Independent Registered Public Accounting Firm                 2

Distribution of the Contracts                                               2

Calculating Unit Values                                                     2
Calculation of Annuity Payments                                             2
Financial Statements                                                        3


How to Obtain an Accumulator(R) Series Statement of Additional Information for Separate Account No. 45 and Separate Account No. 49


Send this request form to:

 Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


-----------------------------------------------------------------------------

Please send me an Accumulator(R) Series SAI for Separate Account No. 45 and Separate Account No. 49 dated May 1, 2009.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                   State        Zip








                                                                         x02413

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AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES FOR:


o Income Manager(R) Accumulator(R)   o Accumulator(R) Plus(SM)
o Income Manager(R) Rollover IRA     o Accumulator(R) Elite(SM)
o Accumulator(R) (IRA, NQ, QP)       o Accumulator(R) Select(SM)
o Accumulator(R)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


The most recent prospectus and statement of additional information you received are not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is current as of their respective dates; however, because certain provisions may be changed after the date of this Supplement in accordance with the contract, the description of the contract's provisions in that Prospectus and statement of additional information and any Supplements to that prospectus and statement of additional information is qualified in its entirety by the terms of the actual contract.

We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2009. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) how you can contribute to your contract; (8) managing your allocations; (9) disruptive transfer activity; (10) wire transmittals and electronic applications information; (11) certain information about our business day; (12) your contract date and contract date anniversary; (13) legal proceedings; (14) distribution of the contracts; (15) your annuity payout options; (16) incorporation of certain documents by reference; (17) financial statements;
(18) condensed financial information; and (19) hypothetical illustrations.

(1) HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
     Accumulator(R)
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
     Accumulator(R)
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.





                                                                X02403 - Global

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--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:


o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

o    elect to receive certain contract statements electronically;


o enroll in, modify or cancel a rebalancing program (through Online Account Access only);


o    change your address (not available through TOPS);


o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through EQAccess only); and


o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use Online Account Access by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).



--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

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(2) INVESTMENT OPTIONS


PORTFOLIOS OF THE TRUSTS


The AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio than certain other Portfolios available to you under your contract. In addition, the AXA Allocation Portfolios and the EQ/AXA Franklin Templeton Founding Strategy Core Portfolio may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust --
Class B Shares*                                                                          Investment Manager (or Sub-Adviser(s) as
Portfolio Name                 Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION+      Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY+                                                                                 o ClearBridge Advisors, LLC
                                                                                         o Legg Mason Capital Management, Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND        To seek a balance of high current income and capital       o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
                                                                                         o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE      Long-term growth of capital.                               o Invesco Aim Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o SSgA Funds Management, Inc.
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o JPMorgan Investment Management Inc.
                                                                                         o Marsico Capital Management, LLC
                                                                                         o SSgA Funds Management, Inc.
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AXA Premier VIP Trust --
Class B Shares*                                                                   Investment Manager (or Sub-Adviser(s), as
Portfolio Name                Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 CORE EQUITY                                                                      o Janus Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o Goodman & Co. NY Ltd.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o T. Rowe Price Associates, Inc.
                                                                                  o Westfield Capital Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP       Long-term growth of capital.                         o AllianceBernstein L.P.
 VALUE                                                                            o Institutional Capital LLC
                                                                                  o MFS Investment Management
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP         Long-term growth of capital.                         o AllianceBernstein L.P.
 GROWTH                                                                           o Franklin Advisers, Inc.
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE   Long-term growth of capital.                         o AXA Rosenberg Investment Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Tradewinds Global Investors, LLC
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    High total return through a combination of current   o Pacific Investment Management Company LLC
 BOND(1)+                    income and capital appreciation.                     o Post Advisory Group, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Eagle Asset Management, Inc.
 GROWTH                                                                           o SSgA Funds Management, Inc.
                                                                                  o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                         o Franklin Advisory Services, LLC
 VALUE                                                                            o Pacific Global Investment Management
                                                                                    Company
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY      Long-term growth of capital.                         o Firsthand Capital Management, Inc.
                                                                                  o RCM Capital Management LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------

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EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                         applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN            Seeks to achieve long-term growth of capital.     o AllianceBernstein L.P.
 INTERNATIONAL+
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL      Seeks to achieve long-term growth of capital.     o AllianceBernstein L.P.
 CAP GROWTH+
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II        Seeks to achieve long-term capital appreciation.  o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN INCOME          Seeks to maximize income while maintaining        o BlackRock Investment Management, LLC
 CORE(2)                        prospects for capital appreciation.               o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP       Seeks to achieve long-term total return.          o BlackRock Investment Management, LLC
 VALUE CORE(3)                                                                    o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN TEMPLETON       Primarily seeks capital appreciation and          o AXA Equitable
 FOUNDING STRATEGY CORE(4)      secondarily seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA MUTUAL SHARES CORE(5)    Seeks to achieve capital appreciation, which      o BlackRock Investment Management, LLC
                                may occasionally be short-term, and secondarily,  o Franklin Mutual Advisers, LLC income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA TEMPLETON GROWTH         Seeks to achieve long-term capital growth.        o BlackRock Investment Management, LLC
 CORE(6)                                                                          o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE        Seeks to achieve capital appreciation and         o BlackRock Investment Management, LLC
 EQUITY                         secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL      Seeks to provide current income and long-term     o BlackRock Investment Management International
 VALUE                          growth of income, accompanied by growth of          Limited
                                capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks to achieve a combination of growth and      o Boston Advisors, LLC
 INCOME                         income to achieve an above-average and
                                consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY             Seeks to achieve long-term capital appreciation.  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                      o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH      Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN             Seeks to achieve long-term growth of capital.     o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH          Seeks to maximize current income.                 o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX(7)+       Seeks to achieve a total return before expenses   o AllianceBernstein L.P.
                                that approximates the total return performance
                                of the Russell 3000 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX              Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the Barclays Capital U.S. Aggregate Bond
                                Index, including reinvestment of dividends, at
                                a risk level consistent with that of the
                                Barclays Capital U.S. Aggregate Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE       Seeks to achieve long-term growth of capital.     o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX             Seeks to achieve a total return before            o AllianceBernstein L.P.
                                expenses that approximates the total return
                                performance of the S&P 500 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------

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EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s) as
Portfolio Name               Objective                                            applicable
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks to achieve long-term capital growth.           o Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FOCUS PLUS(8)             Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.               o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.              o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS(9)       Seeks to achieve capital growth and current income.  o BlackRock Investment Management, LLC
                                                                                  o Evergreen Investment Management Company, LLC
                                                                                  o First International Advisors, LLC (dba
                                                                                    "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR       Seeks to achieve long-term capital appreciation.     o BlackRock Investment Management, LLC
 EQUITY(10)                                                                       o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses      o SSgA Funds Management, Inc.
 BOND INDEX+                 that approximates the total return performance of
                             the Barclays Capital Intermediate Government Bond
                             Index, including reinvestment of dividends, at a
                             risk level consistent with that of the Barclays
                             Capital Intermediate Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS   Seeks to achieve long-term growth of capital.        o AXA Equitable
                                                                                  o  Hirayama Investments, LLC
                                                                                  o  SSgA Funds Management, Inc.
                                                                                  o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.               o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Seeks to achieve long-term capital appreciation.     o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS       Seeks to achieve long-term growth of capital with    o AXA Equitable
                             a secondary objective to seek reasonable current     o Institutional Capital LLC
                             income. For purposes of this Portfolio, the words    o SSgA Funds Management, Inc.
                             "reasonable current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX    Seeks to achieve a total return before expenses      o AllianceBernstein L.P.
                             that approximates the total return performance of
                             the Russell 1000 Growth Index, including
                             reinvestment of dividends at a risk level
                             consistent with that of the Russell 1000 Growth
                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS     Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name                  Objective                                         applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX        Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the Russell 1000 Value Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the Russell 1000 Value
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS+        Seeks to achieve capital appreciation.            o AllianceBernstein L.P.
                                                                                  o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital              o BlackRock Financial Management, Inc.
                                appreciation through investment in long-
                                maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Seeks to achieve capital appreciation and         o Lord, Abbett & Co. LLC
 INCOME                         growth of income without excessive fluctuation
                                in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP        Seeks to achieve capital appreciation and         o Lord, Abbett & Co. LLC
 CORE                           growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Seeks to achieve capital appreciation.            o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                Seeks to achieve a total return before expenses   o SSgA Funds Management, Inc.
                                that approximates the total return performance
                                of the S&P Mid Cap 400 Index, including
                                reinvestment of dividends, at a risk level
                                consistent with that of the S&P Mid Cap 400
                                Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS           Seeks to achieve long-term capital                o AXA Equitable
                                appreciation.                                     o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+                Seeks to obtain a high level of current income,   o The Dreyfus Corporation
                                preserve its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.            o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks to achieve capital appreciation.            o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve long-term capital                o OppenheimerFunds, Inc.
 OPPORTUNITY                    appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks to achieve capital appreciation.            o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND(11)   Seeks to generate a return in excess of           o Pacific Investment Management Company, LLC
                                traditional money market products while
                                maintaining an emphasis on preservation of
                                capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS            Seeks to achieve high current income consistent   o AllianceBernstein L.P.
                                with moderate risk to capital.                    o AXA Equitable
                                                                                  o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks to achieve current income with reduced      o BlackRock Financial Management, Inc.
                                volatility of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible         o AllianceBernstein L.P.
                                (before the deduction of Portfolio expenses)
                                the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust --
Class IB Shares*                                                                  Investment Manager (or Sub-Adviser(s), as
Portfolio Name             Objective                                              applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Seeks to achieve long-term capital appreciation and    o T. Rowe Price Associates, Inc.
 STOCK                     secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Seeks to achieve total return through capital          o UBS Global Asset Management
                           appreciation with income as a secondary                  (Americas) Inc.
                           consideration.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Seeks to achieve capital growth and income.            o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP      Seeks to achieve capital growth.                       o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------



* The chart below reflects the portfolio's former name in effect until on or about May 1, 2009, subject to regulatory approval. The number in the "Footnote No." column corresponds with the number contained in the chart above.

   -----------------------------------------------------------
   Footnote No.    Portfolio's Former Name
   -----------------------------------------------------------
                   AXA Premier VIP Trust
   -----------------------------------------------------------
        (1)        Multimanager High Yield
   -----------------------------------------------------------
                   EQ Advisors Trust
   -----------------------------------------------------------
        (2)        EQ/Franklin Income
   -----------------------------------------------------------
        (3)        EQ/Franklin Small Cap Value
   -----------------------------------------------------------
        (4)        EQ/Franklin Templeton Founding Strategy
   -----------------------------------------------------------
        (5)        EQ/Mutual Shares
   -----------------------------------------------------------
        (6)        EQ/Templeton Growth
   -----------------------------------------------------------
        (7)        EQ/AllianceBernstein Common Stock
   -----------------------------------------------------------
        (8)        EQ/Marsico Focus
   -----------------------------------------------------------
        (9)        EQ/Evergreen International Bond
   -----------------------------------------------------------
        (10)       EQ/Van Kampen Emerging Markets Equity
   -----------------------------------------------------------
        (11)       EQ/PIMCO Real Return
   -----------------------------------------------------------

+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Supplement, you may call one of our customer service representatives at 1-800-789-7771.


(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses for 2008 (expenses that are                          Lowest     Highest
deducted from Portfolio assets including management fees, 12b-1 fees, service                   ------     -------
fees, and/or other expenses) -- based, in part, on estimated amounts for options
added during the fiscal year 2008 and for the underlying portfolios.                            0.64%      2.04%

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EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2008, which results in an estimated administrative charge of 0.0% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.


The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




-------------------------------------------------------------------------------------------
                                                         If you surrender your contract at
                                                          the end of the applicable time
                                                                      period
                                                       ------------------------------------
                                                                   3         5        10
                                                       1 year    years     years     years
-------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                         $  982    $1,369    $1,784    $3,163
(b) assuming minimum fees and expenses of any of the
    Portfolios                                         $1,129    $1,802    $2,492    $4,497
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender your
                                                        If you annuitize at the end of the     contract at the end of the
                                                              applicable time period             applicable time period
                                                        ----------------------------------------------------------------------------
                                                                     3         5        10                  3         5      10
                                                        1 year    years     years     years     1 year    years     years   years
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of any of the
    Portfolios                                          N/A      $1,369    $1,784    $3,163      $282    $  869    $1,484   $3,163
(b) assuming minimum fees and expenses of any of the
    Portfolios                                          N/A      $1,802    $2,492    $4,497      $429    $1,302    $2,192   $4,497
------------------------------------------------------------------------------------------------------------------------------------



For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.



(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond, EQ/Money Market, EQ/Intermediate Government Bond Index, and the Fixed Maturity Options are investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or 6%, as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.



(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $5,000 for the calendar year 2009.


o Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70-1/2.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.


o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) or 403(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

Certain distributions from IRAs in 2009 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.

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REQUIRED MINIMUM DISTRIBUTIONS

Congress has enacted a limited suspension of account-based required minimum distribution withdrawals only for calendar year 2009. The suspension does not apply to annuity payments. The suspension does not affect the determination of the Required Beginning Date. Neither lifetime nor post-death required minimum distributions need to be made during 2009. Please note that if you have previously elected to have amounts automatically withdrawn from a contract to meet required minimum distribution rules (for example, our "automatic required minimum distribution (RMD) service" or our "beneficiary continuation option" under a deceased individual's IRA contract each discussed earlier in this Prospectus) we will make distributions for calendar year 2009 unless you request in writing before we make the distribution that you want no required minimum distribution for calendar year 2009. If you receive a distribution which would have been a lifetime required minimum distribution (but for the 2009 suspension), you may preserve the tax deferral on the distribution by rolling it over within 60 days after you receive it to an IRA or other eligible retirement plan. Please note that any distribution to a nonspousal beneficiary which would have been a post-death required minimum distribution (but for the 2009 suspension) is not eligible for the 60-day rollover.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)


Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.



(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $543.2 billion in assets as of December 31, 2008. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(7) HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.


(8) MANAGING YOUR ALLOCATIONS


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner

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of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



(9) DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be

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stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



(10) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.



(11) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     - on a non-business day;
     - after 4:00 p.m. Eastern Time on a business day; or
     - after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.



(12) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY


The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.



(13) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

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(14) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain Portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and

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bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



(15) YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)


(16) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2008 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(17) FINANCIAL STATEMENTS

The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

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Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(18) CONDENSED FINANCIAL INFORMATION

The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2008. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset charges of 1.15%.





UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

---------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                          ---------------------
                                                                                               2008       2007
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.35    $  13.90
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       488         448
---------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.10    $  11.48
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       894         387
---------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.49    $  11.91
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       643         441
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  43.14    $  57.64
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       542         570
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  40.73    $  54.56
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       726         789
---------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.02    $  13.37
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,974       1,837
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 166.65    $ 299.23
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       164         203
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 161.61    $ 290.90
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       259         311
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  21.79    $  21.22
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       204         205
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  21.16    $  20.66
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       337         361
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.46    $  21.42
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       815         978
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.15    $  20.84
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       909       1,020
---------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
---------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  12.02    $  21.93
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       134         155
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.24    $  11.36    $  10.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        263         109          64
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.98    $  10.44    $  10.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        251         226          98
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.43    $  10.63    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        206         114          54
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  54.74    $  50.07    $  48.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        843         703         778
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  51.94    $  47.62    $  45.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        613         971       1,106
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.71    $  11.23          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,295         728          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 291.81    $ 266.03    $ 257.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        380         322         407
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 284.40    $ 259.92    $ 252.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        266         458         552
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  20.04    $  19.61    $  19.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        469         293         354
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.56    $  19.19    $  19.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        238         563         766
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.35    $  15.81    $  13.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,145       1,271       1,509
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.87    $  15.45    $  13.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,130       1,246       1,359
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.96    $  17.56    $  15.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        974         365         358
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  44.75    $  37.91    $  43.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        909       1,013         387
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  42.78    $  36.32    $  42.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,263       1,386         736
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 227.59    $ 153.56    $ 232.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        498         560         748
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 223.47    $ 151.16    $ 229.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        639         698         875
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.35    $  19.12    $  17.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        460       1,043         641
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.03    $  18.85    $  17.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        998       1,296       1,054
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.82    $   8.83    $   9.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,843       1,978         816
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.61    $   8.69    $   9.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,568       1,624         390
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.06    $  10.07    $  14.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        402         428         497
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
                                                                                             ---------------------
                                                                                              2000         1999
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 262.80     $ 309.23
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         893          993
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 260.00     $ 306.70
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         988        1,066
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.62     $  15.40
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         360          451
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.46     $  15.30
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         735          871
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  13.00     $  17.08
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         941          855
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  12.89     $  16.97
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         438          414
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.95     $  15.04
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         487          192
------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           -----------------------
                                                                                             2008        2007
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.69     $ 21.37
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        717         810
------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.77     $ 11.13
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         12          18
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.47     $ 24.66
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        826       1,030
------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.33     $ 25.44
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        555         736
------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.73     $  7.06
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        364         346
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.51     $ 10.17
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         11          12
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.21     $ 13.94
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         41          58
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.96     $ 13.34
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        860       1,117
------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.03     $ 11.29
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        128          78
------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.69     $ 11.13
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        130         105
------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 20.36     $ 32.78
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          -          --
------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.77     $ 31.91
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        454         521
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.34     $ 10.77
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        280          98
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.14     $  9.98
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         91         113
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.10     $ 10.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            374         357
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.44     $  9.78
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            103          39
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.94     $  9.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             98          62
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.16     $ 11.93
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         66          70
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.53     $ 17.20     $ 15.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        304       1,163       1,361
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.39     $ 10.37          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          8           2          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  24.66     $ 20.63     $ 20.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,201       1,488       1,843
------------------------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  23.35     $ 18.80     $ 17.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        795         814         779
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.89     $  6.01     $  5.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        380         367          50
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.18     $  8.82     $  8.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          6          12          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.37     $ 12.60     $ 12.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         38          28          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.28     $ 11.99     $ 11.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,048       1,232       1,468
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.11     $ 10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         57          25          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                   10.85          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         19          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                   31.52          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.76     $ 27.04     $ 26.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        624         717         858
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.97     $  9.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         55           5          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.07     $  8.66     $  8.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        121         149         225
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.44          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.83          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.67     $ 10.52          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        198         132          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ----------------------------------------
                                                                                              2003        2002       2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.85    $  9.94     $ 14.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,510      1,604       1,800
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 18.55    $ 14.30     $ 17.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      2,009      2,129       2,223
------------------------------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.27    $ 11.27          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        839        956          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.01    $  6.34     $  8.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         10          3          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.62    $  9.48          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         14         11          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.43    $  8.02     $ 10.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,625      1,727          80
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.04    $ 19.03     $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        994      1,017       1,094
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.97    $  5.83     $  7.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        198         84          52
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --         --          --
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                            --------------------
                                                                                              2000        1999
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.81     $ 14.96
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,985       1,762
----------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.64     $ 15.06
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,946       2,162
----------------------------------------------------------------------------------------------------------------
EQ/Black Rock International Value -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.13     $ 10.63
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         57          20
----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class A
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.57     $ 32.04
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,206          11
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.47     $ 10.84
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         59          44
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
----------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                            ----------------------------------------
                                                                                              2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 21.14     $ 30.84     $ 28.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        142         151          94
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.16     $ 16.80     $ 14.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        210         209         238
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.70     $ 16.43     $ 14.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        119         133          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.39     $ 14.87     $ 14.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        439         623         630
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.53     $ 16.00     $ 16.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        463         557         654
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.83     $ 11.04     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         62          50          85
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.85     $  8.00     $  7.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        558         674         995
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.74     $ 17.59     $ 15.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        824         954       1,056
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.47     $ 10.45     $ 11.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         65          70          54
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.10     $  9.06          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      3,136       4,100          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.66     $  9.05     $ 18.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      5,660       7,094       1,987
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.10     $ 10.70     $ 10.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         58          64          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.89     $ 12.58     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         36          41          56
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.79     $ 12.89     $ 11.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         72          26          10
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.44     $ 12.33     $ 12.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        181         200         167
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.05     $ 18.73     $ 16.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        630         710         770
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.97     $ 13.91     $ 13.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        466         520         620
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.40     $ 17.41     $ 17.90
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,051       1,257       1,559
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

CAPTION>
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                              2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.30     $ 23.56         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         71          20         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.51     $ 10.81    $  9.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        233         209        144
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.51          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         12          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.19     $ 14.04    $ 13.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        688         621        618
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.77     $ 13.40    $ 12.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        747         946      1,120
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.63     $  9.09    $  8.25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        103          98        107
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.22     $  6.36    $  5.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,173       1,269      1,663
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.44     $ 13.40    $ 12.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,226       1,570      1,952
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.65          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          7          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.23     $ 14.61    $ 13.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      2,290       2,543      2,775
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.01          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         69          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.61          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         18          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.58          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          8          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.16          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        199          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.37     $ 14.05    $ 12.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        736         693        778
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.81     $ 11.24    $  9.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        750         697        677
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.10     $ 14.63    $ 12.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,833       2,058      2,302
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002       2001        2000     1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.34          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        56          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.35          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       623          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.76     $ 12.19     $ 13.24   $ 12.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,280       1,543       1,692     2,198
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.84     $  8.76     $ 10.55   $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        99          84          75        73
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.87     $  7.16     $  9.53   $ 11.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     1,968       2,839       3,046     1,792
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.42     $ 14.51     $ 22.25   $ 27.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,239       3,104       3,748     3,430
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.24     $ 12.00          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,810       2,882          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.92     $ 11.35          --        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       439          29          --        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.90     $  8.56     $ 10.00        --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                       427         292          43        --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.53     $ 11.31     $ 11.00   $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                     2,470       2,317       1,758     2,259
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class A
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                          ----------------------
                                                                                              2008        2007
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 33.25     $ 32.86
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        335         259
----------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 32.35     $ 32.05
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        627         361
----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.95     $  5.96
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        305          81
----------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.59     $ 10.77
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        107         138
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.79     $ 11.60
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         43          30
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.76     $ 11.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         19          13
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.58     $ 10.78
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          9          11
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.32     $ 10.88
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        566         272
----------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.06     $ 17.39
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        157         170
----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.36     $ 10.69
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         69          65
----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.03     $ 16.94
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        241         265
----------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.38     $ 18.16
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         83          99
----------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $ 10.86
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         91          94
----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.77     $  6.35
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         66          86
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.19     $ 11.53
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         84          93
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.37     $ 26.97
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        864         960
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.43     $ 16.19
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        162         135
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 37.00     $ 70.46
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        154         186
----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 35.89     $ 68.51
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 31.67     $ 30.59     $ 30.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        433         238         344
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 30.96     $ 29.98     $ 29.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        262         400         566
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  4.99     $  4.68     $  4.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         50          54          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.72          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         21          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          9          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.94          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.11          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          1          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.87     $  9.95          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        195         161          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 16.83     $ 16.40     $ 16.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        227         287         275
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $  9.99          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         83          47          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.46     $ 15.00     $ 14.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        341         383         499
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.14     $ 18.06     $ 17.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         14          12          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.76          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         20          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $  5.63     $  5.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        146         117          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.96     $ 10.44          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        157         129          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 19.21     $ 14.18     $ 10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,021       1,010         876
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.38     $ 12.39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         48          30          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 63.84     $ 61.29     $ 57.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        197         270         320
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 62.23     $ 59.89     $ 55.99
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 30.12     $ 30.22     $ 30.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        444         863         954
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.66     $ 29.84     $ 29.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        711       1,022         965
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 15.86     $ 15.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        292         240          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.51     $  8.68     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        427         297         320
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.84     $  5.73     $  6.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        859         894         812
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 51.45     $ 37.75     $ 53.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        387         453         576
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 50.53     $ 37.17     $ 52.87
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           ----------------------
                                                                                              2000        1999
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.34     $ 27.94
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        817       1,201
-----------------------------------------------------------------------------------------------------------------
EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 29.13     $ 27.80
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        851       1,548
-----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS-- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.01     $ 11.52
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        303         334
-----------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.57     $ 11.09
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        908         795
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
-----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 72.23     $ 84.11
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        705         854
-----------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 71.48     $ 83.44
-----------------------------------------------------------------------------------------------------------------

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ----------------------
                                                                                               2008        2007
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        133         159
-----------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.36     $ 12.20
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        354         379
-----------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.51     $ 13.15
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        219         153
-----------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.89     $ 35.48
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         59          76
-----------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.08     $ 34.49
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        262         326
-----------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.92     $ 19.02
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        236         260
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.73     $ 12.93
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         56          65
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.78     $ 10.70
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        170         183
-----------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.19     $ 14.86
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        247         319
-----------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.81     $ 12.21
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        256         302
-----------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.81     $ 13.91
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        200         208
-----------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.24     $  9.16
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        142         196
-----------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.96     $ 17.85
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        208         279
-----------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.54     $ 12.51
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        237         274
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        227         234         272
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.62     $ 11.33     $ 11.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        416         490         551
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.21     $ 11.75     $ 11.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        206         216         231
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 34.71     $ 31.86     $ 31.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        378         110         132
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 33.83     $ 31.13     $ 30.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         93         449         548
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.11     $ 13.81     $ 12.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        315         260         243
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.46     $ 11.09     $ 10.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         82         131         131
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.73     $  9.84     $  9.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        252         270         281
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.50     $ 12.30     $ 11.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        302         296         259
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.04     $ 10.19     $  9.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        284         324         333
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.06     $ 12.40     $ 11.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        325         332         447
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.94     $  8.20     $  7.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        101          70          13
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 20.03     $ 17.45     $ 16.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        399         485         526
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.71     $ 10.09     $  9.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        316         382         537
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        297         327         399
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.97     $ 10.69          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        570         493          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.02     $  7.91          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        234         160          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.97     $ 23.85     $ 24.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        131          93         104
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.44     $ 23.48     $ 24.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        583         592         707
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.39     $  7.82          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        212         129          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.70     $  7.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        133          88          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.78     $  6.80          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        251         164          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $  7.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        232         205          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.61     $  6.21          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        384         214          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.26     $  7.38          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        402         250          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 14.57     $ 10.73          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        495         384          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.84     $  5.67          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        207          44          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------
                                                                                              2000        1999
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        478         561
------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Health Care -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class A
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.85     $ 27.52
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         71          99
------------------------------------------------------------------------------------------------------------------
Multimanager High Yield -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 24.59     $ 27.30
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        796       1,064
------------------------------------------------------------------------------------------------------------------
Multimanager International Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
Multimanager Technology -- Class B
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------

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                           www.axa-equitable.com/green

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.20%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -----------------------
                                                                                               2008       2007
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.33    $  13.87
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,515       3,160
------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.08    $  11.46
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,014       1,472
------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   9.47    $  11.89
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,920       2,173
------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  40.26    $  53.95
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,257       4,308
------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.99    $  13.34
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        11,250      10,734
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $ 158.94    $ 286.24
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           330         392
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  20.97    $  20.49
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,492       2,914
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  10.08    $  20.70
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,586       5,414
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  11.62    $  21.26
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,429       2,805
------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   6.76    $  11.12
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           162         159
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  15.38    $  24.53
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,698       4,290
------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $  14.25    $  25.30
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,321       4,143
------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   4.70    $   7.03
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,732       1,373
------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   5.48    $  10.13
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           470         554
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   8.16    $  13.87
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,900       1,946
------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------
 Unit value                                                                               $   7.92    $  13.28
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                        12,691      15,162
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.22    $  11.35    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,827       1,271         728
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.96    $  10.43    $  10.31
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,143         397         373
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.41    $  10.62    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,249         849         695
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  51.39    $  47.15    $  45.53
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,475       4,798       5,029
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.70    $  11.22    $  10.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,825       5,795       3,138
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 279.98    $ 256.01    $ 248.43
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            463         545         613
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  19.41    $  19.05    $  19.04
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,131       3,491       4,043
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.75    $  15.37    $  13.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,626       5,792       5,816
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.44    $  17.12    $  15.54
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,494       3,815       4,124
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.39    $  10.37          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             79           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  24.54    $  20.54    $  20.19
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,984       5,635       6,364
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  23.24    $  18.71    $  17.09
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,607       4,933       4,781
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   6.86    $   5.99    $   5.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,698       1,681         216
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.14    $   8.79    $   8.18
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            625         723         782
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.31    $  12.54    $  12.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,982       2,062       2,149
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.23    $  11.95    $  11.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,465       7,166       8,080
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                              2003        2002         2001
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  42.39    $  36.01           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,208       1,221           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 220.33    $ 149.11     $ 226.39
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            548         222          154
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.91    $  18.73           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,619       1,850           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.55    $   8.65           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,125       1,285           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.80    $   9.91     $  14.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,091       1,279          105
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.49    $  14.26           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,670       1,591           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.22    $  11.24     $  13.65
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,396       1,445          154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   8.00    $   6.33     $   8.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            744         182           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.58    $   9.46     $  13.00
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,153         710          193
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.41    $   8.01     $  10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,741       2,252           17
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                           -------------------------
                                                                                              2000         1999
--------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 256.74     $ 303.01
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             188          205
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  16.78     $  14.94
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             191           50
--------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  17.60     $  20.32
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             182          199
--------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  17.41     $  21.43
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             235          245
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  11.12     $  10.62
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              10            3
--------------------------------------------------------------------------------------------------------------------

              To receive this document electronically, sign up for
                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

--------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -------------------------
                                                                                             2008       2007
--------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.01    $  11.28
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           404         415
--------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.68    $  11.12
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,290         963
--------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 19.62    $  31.69
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,596       6,323
--------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 11.32    $  10.76
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,734       1,003
--------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.10    $   9.93
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,933       1,978
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.09    $  10.52
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,264       2,628
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.43    $   9.77
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           431         171
--------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.94    $   9.52
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           757         863
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.14    $  11.91
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           307         362
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 20.92    $  30.54
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           932         909
--------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.11    $  16.73
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         5,199       5,905
--------------------------------------------------------------------------------------------------------------------
EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.68    $  16.40
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           688         594
--------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 13.31    $  14.80
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         7,625      10,033
--------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  9.47    $  15.91
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,221       2,625
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.80    $  10.99
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,449       2,815
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.02    $   7.96
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         3,977       4,750
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.67    $  17.49
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,206       1,461
--------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
--------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  4.47    $  10.44
--------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           320         528
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            436         161          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.85          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            302          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.56    $  26.88    $  26.06
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,331       8,383       9,053
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.97    $   9.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            493          38          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.03    $   8.63    $   8.40
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,218       2,770       3,237
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.43          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            664          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.83          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.66    $  10.51          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            321          81          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  28.28    $  24.09    $  23.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            341         297          62
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.69    $  12.47    $  10.78
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,892       7,621       8,017
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.29    $  11.51          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            240          40          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.53    $  14.13    $  13.99
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         10,809      11,494      11,977
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.31    $  13.71    $  13.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,079       3,795       3,942
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.71    $   9.60    $   9.06
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,293       3,821       4,211
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   7.07    $   7.20    $   6.34
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,507       5,789       6,068
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  15.31    $  14.38    $  13.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,300       1,516       1,558
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.24    $  10.64          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            605          93          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.92     $ 18.94     $ 24.71
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,439       2,393          71
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.95     $  5.82          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,600         551          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.60     $  7.33     $  8.73
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,516       1,628          26
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.60     $ 13.32     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,974       3,674         280
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.19     $  9.73     $ 12.16
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,680       1,342         324
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.23     $  6.83     $  8.75
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026         993          77
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.92     $  4.86     $  7.15
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,986       2,292          89
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.00     $  9.39     $ 14.47
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,506         496         147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                              2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.47          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             78          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.17     $ 13.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             23          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.04     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             14         139
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 13.21     $ 12.52
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            341         423
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.54     $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             42          31
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.52     $ 11.80
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            114          79
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 22.21     $ 27.70
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            214         227
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                           -----------------------
                                                                                               2008       2007
------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.61    $  17.16
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        14,916      18,463
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.08    $  10.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           900         549
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.87    $  12.56
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           322         319
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.78    $  12.87
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           357         140
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.43    $  12.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           649         722
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.01    $  18.67
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,776      11,637
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.94    $  13.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         8,228       9,544
------------------------------------------------------------------------------------------------------------------
 EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.34    $  17.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,211       6,623
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 31.90    $  31.62
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,708       1,791
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  3.93    $   5.93
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,807         871
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.58    $  10.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           922         999
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.79    $  11.59
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           328         315
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.75    $  11.17
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           171         142
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.57    $  10.78
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           179         115
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.30    $  10.86
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,734       1,641
------------------------------------------------------------------------------------------------------------------
 EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 15.94    $  17.26
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,700       3,276
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.34    $  10.68
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           478         339
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.97    $  16.85
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,545       2,937
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                          ------------------------------------------
                                                                                             2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  18.20    $  15.17    $  14.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,475      14,461      15,533
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.07    $  10.01          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            370         139          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.29    $  10.61          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            438          94          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.77    $  10.57          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            117          54          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.40    $  11.16          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            597         444          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.57    $  15.34    $  14.02
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,414      14,341      14,238
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.98    $  11.78    $  11.21
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,305      12,783      13,609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.81    $  16.03    $  14.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,423       8,724       9,029
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.57    $  29.61    $  29.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,365       1,411       1,417
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   4.97    $   4.66    $   4.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            143         137          13
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.71          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            372          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            135          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.94          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             12          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             20          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.86    $   9.94          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,522       1,269          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  16.71    $  16.29    $  16.17
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,669       4,057       4,383
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.26    $   9.99          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            356         189          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.38    $  14.94    $  14.50
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,525       3,854       4,174
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.99     $ 10.22     $ 11.97
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         14,531       4,578         114
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.84     $  9.91     $ 11.35
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         13,403       2,875           2
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.78     $  6.89     $  8.56
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         12,491       2,799          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.51     $  9.51     $ 11.28
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,508       3,161          37
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  29.33     $ 29.52     $ 29.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,972       1,554         256
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  15.77     $ 15.42          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,326       1,432          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.48     $  8.66     $ 11.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,847       1,053          23
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                           -----------------------------------------
                                                                                               2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.75     $ 12.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             54          46
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              7          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.98          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                              9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 28.84     $ 27.54
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            266         360
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.99     $ 11.51
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             18          18
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                      December 31,
                                                                                           -----------------------------------------
                                                                                              2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.27     $ 17.99    $  16.98
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,438       1,687          96
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.35     $ 10.86    $  10.76
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            561         775         237
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  3.75     $  6.32    $   6.33
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            283         498         473
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.17     $ 11.51    $  11.95
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            493         559         811
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.30     $ 26.83    $  19.12
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,004       3,820       4,088
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.42     $ 16.17    $  13.37
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            971         936         320
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 35.69     $ 67.76    $  61.57
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            162         185         238
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 12.32     $ 12.17    $  11.59
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          8,401       9,376      10,117
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.48     $ 13.11    $  12.18
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,706       2,899       3,342
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 25.79     $ 34.12    $  33.49
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,545       3,358       3,901
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.89     $ 18.96    $  17.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,888       3,283       3,610
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  7.70     $ 12.89    $  12.42
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          1,747       2,196       2,469
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.76     $ 10.67    $   9.71
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,514       3,987       4,513
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  9.15     $ 14.81    $  14.47
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,173       4,869       5,608
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  6.79     $ 12.18    $  11.01
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,628       5,331       6,249
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.78     $ 13.87    $  14.03
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,405       4,059       4,691
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                               2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  17.90    $  17.42         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             88          19         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   5.61    $   5.21         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            215          12         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.44          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            393          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  14.12    $  10.76    $  8.81
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,095       3,531     27,090
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.39          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            133          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  59.29    $  55.46    $ 50.07
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            264         269        265
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.30    $  11.24    $ 10.96
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         11,139      12,384     12,153
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.72    $  11.09    $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,665       3,994      3,394
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  30.83    $  30.28    $ 28.20
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          4,366       4,900      4,511
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  13.79    $  12.09    $ 10.38
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          3,367       3,660      3,008
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  11.07    $  10.50    $  9.69
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,709       2,980      2,952
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $   9.82    $   9.24    $  8.77
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,006       6,362      5,953
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.27    $  11.60    $ 10.26
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          6,137       6,199      5,210
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  10.17    $   9.50    $  8.60
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          7,050       8,108      7,657
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  12.38    $  11.67    $ 10.25
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          5,098       5,827      5,443
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002       2001       2000     1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.72    $  6.15    $  6.56    $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           737         43         55         52
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                     --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 36.85    $ 52.44    $ 70.94    $ 82.86
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           161        153        185        213
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.69         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,285         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.91         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           929         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 23.29    $ 24.29    $ 24.42    $ 27.13
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           903        221        260        329
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.82         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           923         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.65         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,004         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.80         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,130         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.92         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,722         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.21         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,602         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  7.38         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         1,889         --         --         --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                           -----------------------------------------
                                                                                            2008       2007       2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  5.21    $  9.12    $  8.90
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           728        884        680
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.90    $ 17.76    $ 19.94
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         4,558      5,608      6,898
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  6.52    $ 12.47    $ 10.68
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,156      2,575      2,567
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2005       2004       2003
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.17    $  7.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                           554         19          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 17.38    $ 16.80     $ 14.55
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         7,963      8,796       8,124
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $ 10.07    $  9.16     $  8.83
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                         2,975      3,498       1,530
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           -----------------------------------------
                                                                                             2002        2001        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                             --          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 10.70     $ 12.57     $ 10.81  $ 9.23
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                          2,322         111          41      20
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  5.67          --          --      --
------------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                                            306          --          --      --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                 2008         2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.27    $  13.79    $  13.16    $  11.32    $  10.62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        844         603         595         286          51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,566       1,649       1,595       1,278         688
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  10.00    $  11.39    $  10.92    $  10.40    $  10.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        780         434         343         285         131
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,542       1,016         438         492         237
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.40    $  11.82    $  11.36    $  10.59    $  10.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        798         636         456         367         150
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,565         974         946         948         426
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  38.88    $  52.19    $  49.78    $  45.74    $  44.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,952       2,239       2,505       2,919       3,361
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,346       1,500       1,399       1,314       1,132
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.93    $  13.27    $  12.64    $  11.19    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,168       2,958       1,913         711         256
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,241       6,731       6,975       4,170       1,617
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 151.18    $ 272.69    $ 267.14    $ 244.64    $ 237.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        430         529         687         900       1,044
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        555         670         876       1,138       1,384
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  20.41    $  19.97    $  18.95    $  18.62    $  18.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        860       1,014       1,287       1,772       2,322
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        571         579         773       1,100       1,348
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.87    $  20.30    $  18.42    $  15.12    $  13.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,218       2,628       3,112       3,477       3,816
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,498       1,872       2,019       2,553       2,475
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  11.42    $  20.92    $  18.17    $  16.90    $  15.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        781         916       1,201       1,468       1,733
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,048       2,476       3,532       4,499       5,465
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   6.81    $  11.22    $  11.50    $  10.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         42          34          28          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         57          51          19           2          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  15.11    $  24.14    $  24.18    $  20.27    $  19.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,458       1,752       2,213       2,721       3,230
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,799       2,291       2,960       3,782       4,699
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  14.00    $  24.89    $  22.90    $  18.47    $  16.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        848       1,077       1,280       1,346       1,244
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,114       4,966       6,421       7,759       9,124
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   4.63    $   6.93    $   6.78    $   5.92    $   5.66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        533         588         886         767          87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        413         535         720         983         345
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2003        2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  41.25    $  35.10    $  40.77           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,674       3,926       2,511           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         732         407         289           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 211.19    $ 143.14    $ 217.65     $ 247.21     $ 292.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,145       1,240       1,555        1,775        1,434
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,588       1,770       2,160        2,453        2,344
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.54    $  18.40    $  17.18     $  16.14     $  15.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,993       4,099       3,288        2,333        2,057
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,651       1,739          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.40    $   8.55    $   9.64     $  12.74     $  16.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,111       3,907         737          839          591
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,639         208          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.66    $   9.83    $  14.28     $  16.68     $  14.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,001       2,020       2,115        2,156        1,264
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,324       6,943       8,170        9,189        6,912
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.30    $  14.14    $  17.20     $  16.52     $  14.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,348       3,538       3,681        3,305        2,567
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,955       5,160       5,603        5,888        5,766
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.08    $  11.14    $  13.55     $  17.50     $  20.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,181       1,196          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,329      12,054      14,032       15,833       13,783
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                   2008       2007        2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.40    $  10.00    $  9.04    $  8.71    $  8.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         30          44         46         54         55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        132         126        157        557        258
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.02    $  13.64    $ 13.11    $ 12.38    $ 11.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         90          85         74         45         19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,337       5,042      6,381      8,004      9,529
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.80    $  13.11    $ 13.08    $ 11.83    $ 11.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,644       2,094      1,987      2,382      2,835
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,941      10,718     10,352     13,004     15,697
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.96    $  11.23    $ 11.07    $ 10.40         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        146         164        165         56         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         84          76        112         18         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.66    $  11.10    $ 10.85         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        211         168         49         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        374         369         94         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 19.19    $  31.03    $ 29.97    $ 26.40    $ 25.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,388       1,714      2,138      2,703      3,163
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,764       4,648      6,213      8,100      9,685
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.34    $  10.80    $ 10.02    $  9.82         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        417         225        104          8         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        499         227        125         16         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.00    $   9.80    $  8.92    $  8.54    $  8.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        199         239        292        365        431
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        309         351        275        431        573
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.06    $  10.50    $ 10.43         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        578         609        222         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        474         444        141         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.41    $   9.75    $ 10.82         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         86          33          8         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        170          47         14         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.92    $   9.52         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        282         245         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        619         308         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.08    $  11.86    $ 11.63    $ 10.50         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        137         178        114         54         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         66          77         74         17         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 20.28    $  29.65    $ 27.50    $ 23.46    $ 22.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        264         267        191        183         31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        295         311        141        170         72
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.94    $  6.29    $  8.67          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         39         29         10          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        189         89          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.46    $  9.38    $ 12.90    $  17.32    $  21.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         20         13         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,360     13,307     16,512      19,069      17,154
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.33    $  7.97    $ 10.72    $  11.09    $  10.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,037      3,265        231         174          72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     17,536     18,971      2,208       2,064         982
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 23.57    $ 18.69    $ 24.41    $  28.18    $  31.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      3,443      3,683      4,413       4,923          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     10,779     11,356     12,941      14,537          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.89    $  5.79    $  7.72    $   9.43    $  10.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        286        184        161         164         139
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        552        243        140         136          91
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.98     $ 16.51    $  14.52    $  12.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        429         388         502         525
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,946       2,344       3,119       3,695
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.63     $ 16.34    $  14.25    $  11.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        179         138          82          31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        191         264          78          28
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.09     $ 14.57    $  14.33    $  13.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        758       1,111       1,273       1,222
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,114       5,253       6,838       8,972
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.30     $ 15.66    $  16.07    $  13.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        624         769         978       1,142
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,572       8,143      10,415      13,350
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.69     $ 10.84    $  10.58    $   9.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        255         332         411         551
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,960       2,567       3,675       4,802
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.94     $  7.86    $   6.99    $   7.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,797       3,381       4,248       5,346
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,108       4,849       6,383       8,379
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.49     $ 17.21    $  15.09    $  14.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,885       2,262       2,809       3,663
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,436       4,084       5,280       6,697
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.51     $ 10.56    $  11.38    $  10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        156         159         136          28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        147         156         182          41
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.45     $ 16.90    $  17.95    $  14.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      5,687       7,503       2,657       3,058
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,274       5,583       6,430       8,002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.02     $ 10.64    $  10.04    $  10.00
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        122         149         121          93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        203         246         287          55
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.83     $ 12.51    $  12.25    $  10.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75          87         119          26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        211         356         490          93
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.73     $ 12.82    $  11.74    $  10.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75          48          49          25
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        202          86          80          74
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.39     $ 12.27    $  12.36    $  11.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        152         211         193         240
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        197         259         214         210
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.68    $  9.53    $  7.29    $  8.69    $  11.14   $  13.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         425        279        133         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,078      3,761      3,093      3,210       3,230      1,477
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $ 13.48    $ 13.22    $ 12.23    $  11.48   $  10.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,021        985        903         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,774     12,484     14,961     14,916      13,606     12,838
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.20    $ 12.07    $  9.64    $ 12.08    $  13.14   $  12.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,375      1,530      1,663      1,936       2,045      2,057
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      16,352     18,895     21,846     25,574      28,008     29,522
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.98    $  8.17    $  6.79    $  8.71    $  10.51   $  10.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         635        715        776        948       1,014        550
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,835      6,684      6,910      8,228       8,940      6,033
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.28    $  5.88    $  4.84    $  7.12    $   9.49   $  11.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       6,276      7,382      8,409     10,884      12,132      6,304
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       9,271     10,777     12,339     15,780      17,298      8,614
------------------------------------------------------------------------------------------------------------------------------------
EQ Large Cap Growth Plus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.19    $ 11.88    $  9.31    $ 14.37    $  22.09   $  27.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,453      5,082      5,638      7,229       8,254      6,114
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,228      9,491     10,806     13,726      16,073     13,671
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.41    $ 12.88    $ 10.14    $ 11.90    $  11.70   $  12.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,317      3,362      3,350      2,847          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       9,491     10,036     10,473     10,569      10,105      9,428
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.89     $ 18.49     $ 16.44     $ 15.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,203       1,298       1,541       1,644
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,313       1,429       1,821       2,123
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.86     $ 13.70     $ 12.86     $ 11.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         935       1,100       1,330       1,652
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,046       1,295       1,862       2,752
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.16     $ 17.04     $ 17.55     $ 15.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,128       1,472       1,921       2,356
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         780       1,031       1,465       2,388
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 30.60     $ 30.37     $ 29.41     $ 28.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,288         949       1,040       1,076
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,696       2,271       2,410       2,619
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.87     $  5.85     $  4.91     $  4.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         637         270         136         143
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         617         441          28          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.56     $ 10.74     $ 10.71          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         210         225          50          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         193         210          92          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.76     $ 11.57     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          70          80           8          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         102         146          34          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.73     $ 11.15     $ 10.93          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          36          36          17          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          43          67          10          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.55     $ 10.75     $ 11.10          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30          26          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          42          51           9          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.24     $ 10.82     $  9.84     $  9.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         991         393         330         253
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,173         444         431         308
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.57     $ 16.89     $ 16.38     $ 15.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         223         293         353         490
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         324         436         459         574
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.28     $ 10.63     $ 10.23     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         128         125         174          76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         304         189         185          57
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.79     $ 16.60     $ 17.14     $ 14.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         558         662         793         914
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         995       1,203       1,660       2,139
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004        2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.95     $ 12.80    $  9.89     $ 11.34          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,467       1,522        767          14          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,102       2,058      1,041         155          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.14     $  9.73    $  6.87     $  8.54     $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,605       1,435        951         493          82          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,883       2,874      2,717       2,307         638          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.40     $ 12.39    $  9.42     $ 11.20     $ 10.92     $ 10.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,500       2,709      2,863       2,091       1,080         972
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,481       2,639      3,169       2,256         223          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 28.18     $ 28.34    $ 28.57     $ 28.61     $ 28.00     $ 26.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,221       1,537      2,299       2,501       1,860       2,900
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,938       3,834      5,633       6,273       5,065       7,278
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.43          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          20          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.89     $ 15.53    $ 15.20          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         460         434        430          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         603         631        552          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.35     $ 12.36    $  8.59     $ 11.01     $ 10.94     $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,073       1,030        859         899         989         756
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,622       3,320      2,817       3,131       3,340       2,922
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.96     $ 17.46     $ 16.51     $ 17.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        128         173          45          46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        369         415         145         160
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.32     $ 10.83     $ 10.76          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        113         136          61          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        189         228          98          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.69     $  6.24     $  6.25     $  5.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        152         214         193         114
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        108         129         177         169
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.13     $ 11.47     $ 11.92     $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        159         159         251         156
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        244         298         350         250
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.11     $ 26.41     $ 18.85     $ 13.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,341       1,728       1,993       2,131
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,671       2,238       2,967       3,667
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.37     $ 16.10     $ 13.34     $ 12.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        208         175          74          68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        294         336         109          49
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 34.47     $ 65.53     $ 59.65     $ 57.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        139         170         220         284
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        305         364         467         585
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.19     $ 12.06     $ 11.50     $ 11.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        699         685         797       1,030
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        705         622         738         919
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.38     $ 12.99     $ 12.08     $ 11.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        296         261         346         460
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        275         273         360         464
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 24.94     $ 33.05     $ 32.49     $ 29.95
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        540         727         911       1,125
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,227       1,569       2,099       2,710
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.78     $ 18.79     $ 16.94     $ 13.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        400         453         524         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        528         652         762         657
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.62     $ 12.77     $ 12.33     $ 11.00
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        118         154         160         181
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        192         233         294         268
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.70     $ 10.58     $  9.64     $  9.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        228         253         336         424
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        415         486         568         759
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004       2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.99         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          17         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.16         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          14         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          41         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.64    $  8.72    $  5.67    $  6.11    $  6.53     $ 11.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,948      1,871      1,807      1,765      2,063       1,267
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,845      4,287      3,992      4,501      4,990       3,859
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 53.88    $ 48.73    $ 35.92    $ 51.19    $ 69.35     $ 81.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         334        375        404        513        595         553
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         710        812        899      1,101      1,253       1,163
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.19    $ 10.92    $ 10.67         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,247      1,242      1,119         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,011      1,187      1,217         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.04    $  9.98    $  7.90         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         484        378        205         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         567        383        235         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 29.46    $ 27.48    $ 22.73    $ 23.74    $ 23.90     $ 26.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,318      1,384      1,316      1,516      1,616       1,539
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,408      3,959      3,827      4,307      4,697       5,048
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.03    $ 10.34    $  7.81         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         456        377        183         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         704        494        118         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.45    $  9.66    $  7.64         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         201        230        166         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         253        248        169         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.20    $  8.74    $  6.79         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         449        410        275         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         801        802        305         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.06     $ 14.68     $ 14.36     $ 12.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        404         440         512         544
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        478         700       1,027       1,404
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.72     $ 12.07     $ 10.93     $ 10.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        314         387         519         629
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        426         492         721         863
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.68     $ 13.75     $ 13.92     $ 12.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        333         339         535         605
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        410         587         779         911
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.14     $  8.99     $  8.79     $  8.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        293         412         286         189
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        306         347         259         287
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.72     $ 17.49     $ 19.67     $ 17.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        392         554         761         919
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,179       2,770       3,861       5,204
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.45     $ 12.36     $ 10.60     $ 10.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        444         513         609         854
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        537         647         737       1,024
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                   2004        2003       2002       2001         2000      1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.54     $ 10.23    $  7.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         503         429        344          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,102         698        384          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.45     $  8.58    $  6.20          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         806         761        429          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,078       1,104        369          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.62     $ 10.22    $  7.37          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         904         765        486          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,203         820        388          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.63          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          68          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          29          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.63     $ 14.39    $ 10.62     $ 12.50     $ 10.76    $  9.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         986         840        665          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,654       7,289      7,825       7,755       7,215      6,774
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.12     $  8.81    $  5.66          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,028         278         44          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,493         571        264          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.19   $  13.68    $  13.09    $  11.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         667        566         265         106
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      44,143     31,080       6,793         342
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.90   $  11.30    $  10.85    $  10.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         992        549         334         254
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      18,171      4,087       1,202         501
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.30   $  11.73    $  11.29    $  10.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         779        627         429         360
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      16,064      7,023       2,537         671
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  37.11   $  49.91    $  47.71    $  43.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,572      1,879        2045       2,273
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      18,036      9,394       3,387         762
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.84   $  13.16    $  12.57    $  11.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,625      3,240        2127         788
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     130,940     85,777      22,340       2,035
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 141.42   $ 255.59    $ 250.91    $ 230.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         232        289         361         422
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         423        392         361         370
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.69   $  19.30    $  18.35    $  18.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,536      1,984        2414       2,944
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,058        813         747         873
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.60   $  19.79    $  17.99    $  14.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,398      2,956        3446       3,745
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,749      5,611       1,983       1,000
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.15   $  20.47    $  17.82    $  16.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,540      1,874        2275       2,668
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,766      2,301       1,922       1,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.68   $  11.03    $  11.34    $  10.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30         27          15           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         709        507         100          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.75   $  23.62    $  23.71    $  19.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,279      1,597        1927       2,336
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,421      2,381       1,301       1,147
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.67   $  24.36    $  22.46    $  18.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         781      1,017        1158       1,158
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,347      4,881       3,580       3,145
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  ------------------------------------------------------------------
                                                                   2004        2003        2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.60          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          40          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         120          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.27          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         140          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.38          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         137          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         279          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  42.57    $  39.77    $  33.91    $  39.47           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,498       2,668       2,816       1,417           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         659         461         279         110           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 224.21    $ 199.56    $ 135.53    $ 206.51     $ 235.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         469         489         510         468          217
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         430         484         521         499          204
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  18.13    $  18.07    $  17.97    $  16.81     $  15.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,603       4,546       5,993       2,919          269
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,061       1,357       1,226          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.03    $  11.20    $   8.42    $   9.51     $  12.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,983       4,195       3,915         702          389
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,008       1,052         135          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  15.12    $  13.48    $   9.71    $  14.14     $  16.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,054       3,346       3,468       2,681          825
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,313       2,809       3,037       2,971        1,248
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.65    $  18.05    $  13.98    $  17.04     $  16.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,719       2,785       2,900       1,793          275
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,430       1,339       1,334       1,071          299
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.63    $  13.89    $  11.02    $  13.42     $  17.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,121       1,114       1,121          --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,356       3,673       4,227       4,268        2,110
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008       2007       2006       2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.54    $  6.81    $  6.67    $  5.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        433        479        620        632
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,897      2,391      1,207        536
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.30    $  9.83    $  8.91    $  8.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         43         46         52         53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        636        349        147         65
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.83    $ 13.35    $ 12.86    $ 12.16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        120        120         86         60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,107      3,136      2,540      2,470
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.65    $ 12.88    $ 12.87    $ 11.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,315      1,850       1219      1,450
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,117      7,563      4,914      5,540
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.90    $ 11.17    $ 11.04    $ 10.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        178        180        178         53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,019      1,451        382         65
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.63    $ 11.07    $ 10.84         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        263        156         35         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,304      3,797        665         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.62    $ 30.17    $ 29.20    $ 15.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        812        979       1200      1,369
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,288      4,204      3,534      3,726
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.19    $ 10.68    $  9.92    $  9.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        454        169         85          4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,387      1,997        457          9
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.86    $  9.62    $  8.78    $  8.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        348        402        432        488
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,482      1,089        319        349
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.03    $ 10.47    $ 10.42         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        619        694        200         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,326      6,851      1,076         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.38    $  9.73    $ 10.82         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         69         37         12         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,829        936        153         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.90    $  9.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        157        104         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     27,745     13,483         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.01    $ 11.80    $ 11.59    $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        138        180        116         33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,577      1,416        425         11
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2004       2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.59         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         71         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        306         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.03    $  7.87    $  6.25    $  8.63          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         30         38         35          3          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         88        101         79         19          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.75         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         25         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,815         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,594      1,685      1,728        283         110
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      6,418      6,957      7,543      2,052         628
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,508      1,538      1,539      1,082         421
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,345      4,750      5,020      4,534       1,524
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.23    $  7,80    $  5.74    $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        647        514        419        233          39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        400        500        378        182          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 19.46     $ 28.50     $ 26.49    $  22.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         243         223         148         129
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,270       2,211         519         111
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.81     $ 16.22     $ 14.30    $  12.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         371         338         355         366
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,686       3,598       2,904       2,599
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.55     $ 16.25     $ 14.20    $  11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         147         113          39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,704       1,865         310           5
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.80     $ 14.28     $ 14.07    $  13.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         782       1,284       1,359       1,399
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,813       8,678       7,950       8,015
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.09     $ 15.32     $ 15.76    $  13.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         361         415         466
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,921       3,721       4,048       4,589
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.56     $ 10.64     $ 10.41    $   9.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         276         327         412         507
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,845       3,557       4,130       4,965
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.85     $  7.72     $  6.88    $   7.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,657       3,164        4038       4,648
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,722       7,920       7,569       9,117
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.24     $ 16.84     $ 14.80    $  13.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         909       1,065        1228       1,421
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,719       2,698       2,090       2,422
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.42     $ 10.36     $ 11.19    $  10.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          64          68          63          20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,742       1,312         738         113
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.24     $ 16.56     $ 17.62    $  14.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       5,899       7,968        3035       3,256
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,454       9,126       5,695       5,091
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.94     $ 10.58     $ 10.01    $   9.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         170         151         145         108
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,241       1,048         567          30
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.77     $ 12.44     $ 12.21    $  10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          57          88         124          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,303       1,062         501          58
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.66     $ 12.75     $ 11.70    $  10.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          81          35          30           5
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,080         497         138          45
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  22.05         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          63         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.56    $  9.44    $  7.23    $  8.65     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         328        238        100         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,863      2,832      2,786      2,530       1,050
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.65    $ 13.32    $ 13.09    $ 12.13     $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,172      1,191      1,232         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,979     10,672     12,695      8,943       1,427
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.99    $ 11.90    $  9.53    $ 11.97     $ 13.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         509        568        620        398          80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,234      6,009      6,939      6,123       1,419
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.87    $  8.08    $  6.73    $  8.66     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         599        642        706        584         298
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,788      6,613      7,231      7,160       2,262
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.21    $  5.82    $  4.80    $  7.08     $  9.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       5,347      6,234      6,946      6,887       3,355
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,421     11,828     13,521     14,217       6,200
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.99    $ 11.72    $  9.20    $ 14.23     $ 21.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,652      1,886      2,080      2,260       1,301
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,867      3,344      3,796      4,345       2,112
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.21    $ 12.72    $ 10.04    $ 11.80     $ 11.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,414      3,447      3,347      1,416          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,823      6,106      6,520      4,851       1,119
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.33     $ 12.20     $ 12.32     $ 11.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        139         142         117         140
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,698       2,108         531         120
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.73     $ 18.25     $ 16.26     $ 15.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,092       1,275        1408       1,386
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      9,050       5,863       2,666       1,390
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.74     $ 13.50     $ 12.70     $ 11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,671       2,075        2486       2,857
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      7,091       6,060       4,317       4,297
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.92     $ 16.67     $ 17.21     $ 15.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      2,080       2,791        3415       3,954
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,049       3,624       3,215       3,279
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.93     $ 28.78     $ 27.92     $ 27.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,454       1,294        1184       1,196
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,634       3,506       2,933       1,954
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.79     $  5.74     $  4.83     $  4.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        607         124          62          58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,847       1,806         155          14
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.53     $ 10.71     $ 10.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        170         194          47          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,890       3,519         623          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.73     $ 11.54     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         59          58          17          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,347       1,565         227          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.70     $ 11.12     $ 10.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15          14           6          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        968         683         158          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.52     $ 10.73     $ 11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         32          29           9          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,367       1,020         186          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17     $ 10.76     $  9.81     $  9.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,103         493         337         248
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,794       3,625       1,202         300
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.10     $ 16.41     $ 15.95     $ 15.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        279         352         389         490
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,534       1,355         630         455
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.20     $ 10.57     $ 10.20     $  9.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        144         191         140          80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,549         603         205          25
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.86     $ 12.74    $  9.87     $ 11.33         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,261       1,331        616          32         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,251       1,338        701          89         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.04     $  9.67    $  6.84     $  8.52    $  9.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,046       3,156      2,863       1,550         58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,997       5,343      5,392       4,418        609
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.18     $ 12.22    $  9.32     $ 11.09    $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       4,357       4,738      5,068       2,457         70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,574       3,783      4,067       3,015        198
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 26.87     $ 27.08    $ 27.35     $ 27.44    $ 26.91
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,317       1,572      2,248       2,060        571
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,306       3,186      4,967       4,110        826
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.38          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           6          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.54     $ 15.21    $ 14.92          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         489         495        429          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         480         519        474          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.55     $ 16.27     $ 16.83    $  14.52
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         461         571         681         710
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,777       2,196       1,231         854
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.55     $ 16.79     $ 15.90       16.83
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         410         471          27          41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,310       2,146          71          15
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.29     $ 10.80     $ 10.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          87         124          39          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,287       2,998         531          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.62     $  6.12     $  6.15    $   5.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         116         141         158         107
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,130       1,796         424         102
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.08     $ 11.41     $ 11.88    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         107         123         142          85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,035       1,990         900         131
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.86     $ 25.86     $ 18.50    $  13.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,328       1,520        1689       1,667
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,369       5,992       2,602       1,632
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.31     $ 16.02     $ 13.29    $  12.36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         213         145          44          35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,782       2,291         361          40
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 32.90     $ 62.68     $ 57.17    $  55.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          39          49          62          76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         210         180         171         172
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.02     $ 11.91     $ 11.39    $  11.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         966       1,145        1341       1,555
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,422       2,253       1,474       1,199
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.25     $ 12.83     $ 11.96    $  11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         295         344         427         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,361       1,640         696         453
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.85     $ 31.67     $ 31.19    $  28.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         536         755         896       1,045
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,874       2,103       1,654       1,626
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.64     $ 18.56     $ 16.77    $  13.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         417         488         569         462
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,649       2,753       1,168         480
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.51     $ 12.62     $ 12.21    $  10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         192         251         302         332
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         981         750         346         269
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.62     $ 10.45     $  9.54    $   9.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         314         368         512         600
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                    2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.15     $ 12.21    $  8.50     $ 10.92     $ 10.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         783         789        660         361         106
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,001       1,152        974         825         270
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.44          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           9          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.10          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           6          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.48     $  8.61    $  5.61     $  6.06     $  6.49
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,556       1,439      1,441       1,014         541
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,515       1,462      1,464       1,482         881
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 51.85     $ 46.99    $ 34.70     $ 49.56     $ 67.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          88          99        102         118          36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         181         211        241         249         106
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.13     $ 10.88    $ 10.65          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,721       1,778      1,483          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,470       1,625      1,594          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.98     $  9.94    $  7.88          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         473         420        347          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         565         375        264          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 28.41     $ 26.55    $ 22.00     $ 23.03     $ 23.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,146       1,144      1,013         696         145
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,924       2,218      1,906       1,632         432
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.96     $ 10.30    $  7.79          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         473         456        346          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         411         323        108          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.39     $  9.62    $  7.63          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         382         403        338          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         397         296        201          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.15     $  8.71    $  6.77          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         712         701        571          --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,942       1,621         999         613
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.93     $ 14.50     $ 14.21     $ 12.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        462         510         606         636
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,416       2,431       1,285         919
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.62     $ 11.92     $ 10.82     $ 10.03
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        535         685         807         975
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,770       1,398         884         663
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.56     $ 13.58     $ 13.78     $ 12.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        451         510         656         774
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,982       1,394         838         550
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.03     $  8.83     $  8.65     $  7.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        240         362         218         117
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,484       2,924         627         195
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.48     $ 17.14     $ 19.31     $ 16.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        326         512         683         796
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,879       2,209       2,465       2,629
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.36     $ 12.21     $ 10.49     $  9.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,152       1,391        1590       1,869
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,243       3,629       2,459       2,792
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2004        2003        2002       2001        2000
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         930         759        424          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47     $ 10.18    $  7.89          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         613         560        565          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         809         635        503          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.40     $  8.54    $  6.19          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,099       1,103        768          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         773         720        427          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.54     $ 10.18    $  7.35          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         995         827        678          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         720         545        364          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.53          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          30          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          11          --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.39     $ 14.22    $ 10.51     $ 12.39     $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         837         707        482          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,013       3,182      3,460       2,447         588
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.07     $  8.77    $  5.65          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,185         284        150          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,478         278        386          --          --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.60%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                  2008       2007        2006        2005        2004
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.17    $  13.65    $  13.07    $  11.26    $  10.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        121         152         189          92          24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,922       3,517       3,308       1,298         726
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.88    $  11.28    $  10.84    $  10.35    $  10.27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        440         256         190         168          63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,454       1,731       1,508       1,073         686
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.28    $  11.71    $  11.28    $  10.54    $  10.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        681         594         462         397         279
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,852       1,825       1,741       1,299         787
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  36.68    $  49.36    $  47.21    $  43.48    $  42.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        963       1,073       1,195       1,301       1,400
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,966       3,439       3,955       4,167       3,907
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   8.82    $  13.14    $  12.55    $  11.14    $  10.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,558       1,599        1043         408         180
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,765      10,293      11,247       7,926       3,664
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 139.08    $ 251.49    $ 247.00    $ 226.77    $ 220.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        127         159         200         244         275
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        308         377         490         586         683
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  19.51    $  19.14    $  18.20    $  17.94    $  18.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,090       1,229       1,493       1,833       2,200
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,664       1,956       2,358       2,881       3,326
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   9.53    $  19.66    $  17.88    $  14.71    $  12.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,144       1,393       1,534       1,664       1,745
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,496       3,456       4,168       4,498       4,337
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  11.09    $  20.36    $  17.73    $  16.53    $  15.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        604         718         908       1,100       1,230
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,882       2,356       3,069       3,839       4,346
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $   6.67    $  11.02    $  11.33    $  10.36          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         12          19          17           5          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         85          89          99          53          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  14.66    $  23.49    $  23.60    $  19.83    $  19.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        627         774         917       1,046       1,213
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,175       2,711       3,644       4,227       4,909
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  13.59    $  24.23    $  22.35    $  18.07    $  16.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        313         437         514         514         468
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,472       3,272       4,311       4,992       5,077
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                              ----------------------------------------------------------------------
                                                                   2003        2002        2001         2000         1999
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  39.41    $  33.62    $  39.15           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,489       1,564       1,005           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,733         598          97           --           --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 196.75    $ 133.70    $ 203.81     $ 232.08     $ 275.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         301         314         380          310           66
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         689         581         661          618          255
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.95    $  17.86    $  16.72     $  15.75     $  14.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,818       3,868       2,545          486           59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,448       2,501          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.15    $   8.38    $   9.48     $  12.56     $  16.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,928       1,910         404          302           38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,026         604          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
Unit value                                                     $  13.43    $   9.69    $  14.11     $  16.53     $  14.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,362       1,384       1,276          718           30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,534       3,377       3,423        3,189          818
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.99    $  13.94    $  17.00     $  16.37     $  14.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,296       1,419       1,305          431          163
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,335       2,235       1,559        1,079          173
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $  10.98    $  13.39     $  17.34     $  20.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         487         498          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,316       3,555       3,126        2,033          771
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                 2008       2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  4.51    $  6.78    $  6.64    $  5.82    $  5.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        319        306        421        387         56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        613        684        907      1,277        370
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.28    $  9.79    $  8.87    $  8.57    $  8.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          9          8         10         10         11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        206        250        367        468        498
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.79    $ 13.28    $ 12.80    $ 12.11    $ 11.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        109        145        134         45         29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,689      2,030      2,547      2,581      2,715
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.61    $ 12.83    $ 12.82    $ 11.63    $ 11.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        659        910        654        775        867
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     13,273     16,294      9,568     11,228     12,694
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.88    $ 11.15    $ 11.03    $ 10.38         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         90        139        108         40         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        240        246        247        113         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.62    $ 11.06    $ 10.84         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         75         99         33         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        780        634        332         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.48    $ 29.96    $ 29.01    $ 25.62    $ 24.94
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        453        582        723        864        968
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,011      6,391      8,474     10,127     11,584
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.17    $ 10.66    $  9.92    $  9.74         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        316        113         61          4         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,062        777        471         36         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.82    $  9.58    $  8.74    $  8.39    $  8.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        147        174        157        190        242
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,192      1,455      1,731      2,184      2,500
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.02    $ 10.46    $ 10.42         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        388        447        120         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,489      2,051        730         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.37    $  9.72    $ 10.81         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         73         29          7         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        250         73         51         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.90    $  9.50         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        122         61         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,164      1,153         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.99    $ 11.78    $ 11.58    $ 10.49         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         67         64         44         19         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        171        230        268        107         --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.86    $  6.24    $  8.62          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         25         38          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        478        128         13          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.27    $  9.24    $ 12.75     $ 17.16     $ 21.20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         39         16         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,971      2,171      2,221       1,658         576
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.21    $  7.89    $ 10.65     $ 11.04     $ 10.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        896        961        166         112          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     12,682      9,408      3,151       2,953         987
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 22.99    $ 18.28    $ 23.93     $ 27.69          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,030      1,042      1,038         734          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     11,512      7,152      6,601       6,057          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.79    $  5.73    $  7.66     $  9.38     $ 10.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        184        143         90          17           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,016        424        141          78           6
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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                e-delivery today at www.axa-equitable.com/green




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.26    $  28.22    $  26.24    $  22.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         150         151         102          89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         302         300         291         339
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.76    $  16.15    $  14.24    $  12.14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         228         212         235         191
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,817       7,394       9,957      11,032
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.54    $  16.23    $  14.19    $  11.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         110          94          24           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         378         409         273          98
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.73    $  14.21    $  14.01    $  13.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         577         869         924         943
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,829      10,140      12,428      14,021
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.03    $  15.24    $  15.68    $  13.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         184         229         281         306
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,578       3,182       4,115       4,803
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.53    $  10.60    $  10.37    $   9.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         183         230         298         328
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,012       5,022       6,684       7,849
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.82    $   7.69    $   6.86    $   7.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,522       1,913       2,322       2,818
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,705       9,407      11,991      14,352
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.18    $  16.75    $  14.72    $  13.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         537         676         791         957
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,095       2,691       3,075       3,566
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.41    $  10.35    $  11.18    $  10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          52          73          63           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         306         503         784         195
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   9.19    $  16.48    $  17.54    $  14.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       2,907       3,862       1,465       1,617
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      10,639      13,726      13,777      15,585
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.92    $  10.57    $  10.00    $   9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          89          99          64          55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         276         315         390         431
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   7.76    $  12.42    $  12.20    $  10.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          73         116          83          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         323         368         502         135
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.65    $  12.73    $  11.69    $  10.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          48          29          22          21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         207         161         166         132
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2004        2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  21.86         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          21         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          74         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.53    $  9.42    $  7.22    $  8.64    $  11.09     $ 13.93
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         193        146         59         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,933     10,611      5,973      5,697       5,514       1,286
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.60    $ 13.28    $ 13.05    $ 12.10    $  11.40     $ 10.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         748        804        702         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      15,208     16,175     13,419     10,537       5,112       2,026
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.94    $ 11.86    $  9.51    $ 11.94    $  13.02     $ 12.39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         338        377        359        287         124          12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,325      5,701      4,777      4,156       1,755         978
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   8.84    $  8.07    $  6.72    $  8.64    $  10.45     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         421        474        474        543         359         103
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,941      9,707      8,237      8,655       7,052       2,906
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   6.19    $  5.81    $  4.79    $  7.07    $   9.45     $ 11.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       3,283      3,962      4,522      5,608       4,909       1,112
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      15,822     17,115     16,550     18,765      17,412       5,630
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.94    $ 11.68    $  9.18    $ 14.20    $  21.88     $ 27.40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,142      1,345      1,556      1,966       1,834         383
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,258      4,710      4,661      5,707       5,759       1,680
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.16    $ 12.68    $ 10.01    $ 11.78    $  11.61     $ 12.04
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,814      1,839      1,712      1,138          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      17,155     15,959      8,615      6,000       3,700       1,532
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --         --         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008       2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  7.32     $ 12.18    $  12.31    $  11.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        106         128         115         102
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        354         480         519         490
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.69     $ 18.20    $  16.22    $  15.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        569         676         745         712
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,954       7,491      10,192      11,276
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.71     $ 13.45    $  12.66    $  11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        823       1,036       1,207       1,413
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,117       6,276       8,561      10,309
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.86     $ 16.58    $  17.13    $  15.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        873       1,135       1,391       1,673
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,335       4,320       6,178       7,278
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.54     $ 28.40    $  27.57    $  26.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)      1,382       1,201       1,177       1,247
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,635       3,889       3,996       4,058
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  3.77     $  5.72    $   4.81    $   4.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        224          79          29          44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,065         656         206         172
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.52     $ 10.70    $  10.70          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         89         121          23          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        499         748         372          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.72     $ 11.53    $  11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         44          68          12          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        230         230          61          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.69     $ 11.11    $  10.92          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         63          66          21          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.51     $ 10.72    $  11.09          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15          32          14          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        148         123          30          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.15     $ 10.75    $   9.80    $   9.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        742         316         206         120
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,800       1,098       1,411         848
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.98     $ 16.29    $  15.84    $  15.50
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        196         219         243         296
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,459       1,861       2,329       2,753
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.18     $ 10.56    $  10.19    $   9.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        145          84         104          26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        628         588         593         132
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003        2002        2001       2000      1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  13.84    $  12.72    $  9.86    $  11.33         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         676         685        427          24         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,463      10,296      2,423          78         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.02    $   9.65    $  6.83    $   8.51    $  9.99         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,558       1,665      1,471         932        126         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      11,422      10,509      4,322       2,644        617         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.13    $  12.18    $  9.29    $  11.07    $ 10.82    $ 10.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,805       2,005      2,145       1,487         87         18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       7,736       7,229      3,714       2,090        251         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  26.55    $  26.78    $ 27.06    $  27.16    $ 26.65    $ 25.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,478       1,911      2,863       3,954      1,882        549
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,693       6,370      9,288      13,759         --      9,875
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   4.36          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          19          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  15.45    $  15.13    $ 14.85          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         282        347          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,951       3,122      1,064          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2008        2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.49     $ 16.18     $ 16.75     $ 14.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         227         281         323         325
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,675       2,100       2,912       3,372
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.45     $ 16.62     $ 15.76     $ 16.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         268         293          12          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,328       1,641         104         146
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.29     $ 10.80     $ 10.75          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          65         109          28          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         411         572         298          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.60     $  6.10     $  6.12     $  5.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          48          65          69          33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         145         300         397         286
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.07     $ 11.39     $ 11.87     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         107         116         129          40
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         491         424         647         410
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.79     $ 25.72     $ 18.41     $ 13.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         687         810         929         929
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,396       3,354       4,518       5,043
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.29     $ 16.00     $ 13.28     $ 12.35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         127          73          30          33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         412         507         322         172
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 32.52     $ 61.99     $ 56.56     $ 54.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          32          39          53          62
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         186         233         292         331
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.97     $ 11.87     $ 11.36     $ 11.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         707         822         915       1,033
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,240       5,230       6,686       7,527
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.21     $ 12.79     $ 11.93     $ 11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         180         179         223         269
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,104       1,241       1,865       2,078
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.59     $ 31.34     $ 30.88     $ 28.55
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         300         409         475         558
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,063       2,743       3,798       4,585
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.61     $ 18.51     $ 16.73     $ 13.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         279         343         377         423
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,547       1,972       2,676       2,300
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.48     $ 12.58     $ 12.18     $ 10.89
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          96         154         175         208
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,012       1,291       1,745       1,956
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2004        2003        2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.10     $ 12.18    $  8.48     $ 10.90     $ 10.86     $ 11.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         378         358        240         239         113          23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,996       4,084      1,913       1,535       1,382         522
------------------------------------------------------------------------------------------------------------------------------------
EQ/T.Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.30          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          19          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $   5.08          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          69          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.45     $  8.58    $  5.59     $  6.04     $  6.47     $ 10.97
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         860         837        857         821         715         126
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       4,587       4,232      2,823       3,043       2,958         962
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  51.36     $ 46.56    $ 34.41     $ 49.16     $ 66.77     $ 78.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          74          79         66          73          65          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         388         429        338         402         420         141
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.11     $ 10.87    $ 10.64          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)       1,124       1,240      1,234          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       8,293       8,217      3,282          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.96     $  9.93    $  7.88          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         301         265        189          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,231       1,758        398          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  28.15     $ 26.32    $ 21.83     $ 22.86     $ 23.07     $ 25.73
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         647         634        511         500         219          35
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,526       5,467      2,248       1,835       1,211         574
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.94     $ 10.29    $  7.79          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         460         371        286          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,160       1,684        553          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.37     $  9.61    $  7.62          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         255         249        213          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,038       1,850        635          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                 2008         2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.60     $ 10.42    $  9.52    $  9.66    $  9.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        210         290        355        356        384
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,508       3,015      4,202      4,551      4,852
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.90     $ 14.46    $ 14.18    $ 12.07    $ 11.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        229         309        326        300        304
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,480       3,218      4,325      4,766      4,712
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.60     $ 11.88    $ 10.79    $ 10.01    $  9.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        242         327        402        460        503
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,611       3,156      4,520      5,281      6,078
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.53     $ 13.54    $ 13.75    $ 12.18    $ 11.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        235         288        386        425        575
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,077       2,710      3,885      4,432      5,059
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.01     $  8.79    $  8.61    $  7.94    $  7.51
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        136         193        125         61         11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        350         436        605        410         22
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.43     $ 17.05    $ 19.22    $ 16.83    $ 16.33
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        174         272        395        502        499
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,075       3,968      5,693      6,888      7,850
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.34     $ 12.17    $ 10.46    $  9.91    $  9.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        553         701        889      1,089      1,346
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,147       2,564      3,343      4,090      4,725
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2003       2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.70    $  6.77          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        385        283          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,258      1,299          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17    $  7.89          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        297        292          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,848      1,272          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.53    $  6.18          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        538        344          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,628      1,488          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.17    $  7.35          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        467        381          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,927      1,262          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.17    $ 10.49     $ 12.37     $ 10.68     $ 9.15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        370        275          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      7,354      5,021       3,274       2,109         98
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.76    $  5.65          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)        281         96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,117        205          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

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The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.70%.




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                --------------------------------------------------------------------
                                                                    2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.00    $  15.05    $  14.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           7           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      8,484       6,377       3,084
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.29    $  11.76    $  11.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           5           5
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      5,824       2,454       1,800
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.82    $  12.40    $  11.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          12          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,505       2,753       3,022
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 35.84    $  48.27    $  46.21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           6          32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      4,019       3,098       2,325
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.69    $  14.45    $  13.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           7          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)     27,177      23,506      14,705
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $134.51    $ 243.48    $ 239.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           2           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         63          65          73
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 19.16    $  18.82    $  17.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         22          26          29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        948         404         376
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.40    $  19.41    $  17.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6           7           9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,924       2,236       1,508
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.96    $  20.14    $  17.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          13          18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        421         443         462
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.65    $  10.99    $  11.31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           2           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        339         227         123
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.49    $  23.24    $  23.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13          10          14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        834         842         856
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                    2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.45    $  11.72    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10          13          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.82    $  10.74    $  10.30          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           6           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  11.19    $  11.02    $  10.41          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  42.61    $  41.36    $  38.70    $  33.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          33           8           9          13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  12.28    $  11.71    $  10.66          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 219.99    $ 214.55    $ 191.26    $ 130.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           3           4           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          73          64          29           9
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  17.67    $  17.76    $  17.72    $  17.65
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          39          67          84         146
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         481         416         458         259
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  14.55    $  12.84    $  11.05    $   8.32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          10          13          20          20
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,037         649         530         142
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  16.39    $  14.95    $  13.34    $   9.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          18          20          25          28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         372         312         478         121
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  10.35          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          40          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  19.66    $  19.43    $  17.87    $  13.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          19          21          25          32
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         849         802         502         184
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                    2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.43     $ 23.97     $ 22.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,000       1,136        1052
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.47     $  6.71     $  6.59
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         730         571         504
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.23     $  9.71     $  8.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286         373         353
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.70     $ 13.14     $ 12.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,426       1,289        1484
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.54     $ 12.71     $ 12.72
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,528       3,063       1,393
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.85     $ 11.12     $ 11.01
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,204         180         225
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.60     $ 11.05     $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,517       1,189         216
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.20     $ 29.54     $ 28.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4           5           9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,308       1,547          64
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.14     $ 10.64     $  9.90
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,063         476         185
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.75     $  9.49     $  8.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         353         249         215
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.01     $ 10.45     $ 10.42
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,649       1,574         368
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.36     $  9.71     $ 10.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         377         421          38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.89     $  9.49          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       5,195       2,805          --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.91     $ 16.44     $ 13.75     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           3           3           6           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         782         522         441         161
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.78     $  5.54          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         326          15          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.51     $  7.96     $  7.82     $  6.22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         314         204         249          42
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.00     $ 11.62     $ 11.20     $  9.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         351         160         164          40
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.55     $ 11.08     $ 10.16     $  7.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,585       1,200         776         200
------------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.37          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          81          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 25.31     $ 24.66     $ 22.76     $ 18.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          12          13          16          10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,604       1,386       1,074         399
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.74          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)           8          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.33     $  8.15     $  7.75     $  5.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           1           2           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         280         377         218          32
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                    2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.95     $ 11.75     $ 11.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           3           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        305         337         193
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $18.86     $ 27.67     $ 25.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        610         618         233
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.68     $ 16.01     $ 14.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,341       2,289       3,208
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.50     $ 16.18     $ 14.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        796         665         269
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.59     $ 14.07     $ 13.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4          13           8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,216       1,473       1,477
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.93     $ 15.08     $ 15.53
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13           2           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        280         288         351
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.46     $ 10.50     $ 10.28
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        389         458         510
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.78     $  7.62     $  6.80
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         15           9          14
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,004       1,050       1,042
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.06     $ 16.57     $ 14.58
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        298         492         192
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.39     $ 10.32     $ 11.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          4           3           4
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        847         809         532
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.09     $ 16.31     $ 17.38
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         55          62          21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,668       3,123       2,507
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.88     $ 10.54     $  9.98
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        237         248         135
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.73     $ 12.39     $ 12.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        351         369         308
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.48          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          77          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 22.05     $ 21.50         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          79           9         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.06     $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,337       1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          56          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.57     $ 13.50    $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          12           8          7          9
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,527       1,343      1,175        441
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.12     $ 12.84    $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          11          11         16         13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         347         370        307        128
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.26     $  8.79    $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         603         610        598        229
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.96     $  6.16    $  5.78    $  4.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          17          17         24         22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,055         981        856        341
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.76     $ 12.84    $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           2          5          7
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         184         149         93         38
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.63          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         144          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.57     $ 14.06    $ 12.60    $  9.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          35          49         54         60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,363       2,169      1,481        530
------------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.98          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         173          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.57          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          83          --         --         --
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.62     $ 12.70     $ 11.67
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        425         442         196
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.29     $ 12.15     $ 12.29
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        922         888         591
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.61     $ 18.08     $ 16.13
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          3           5          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      3,228       3,346       2,714
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.66     $ 13.35     $ 12.57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         12          26          31
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,863       2,166       1,890
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.74     $ 16.40     $ 16.96
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6           8          16
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        902       1,069       1,156
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $27.75     $ 27.65     $ 26.86
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         79          21          22
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,943       1,051        1102
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 3.74     $  5.66     $  4.77
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,560         657          83
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.50     $ 10.69     $ 10.70
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,644       1,727         258
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.71     $ 11.51     $ 11.08
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        786         674          83
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.68     $ 11.10     $ 10.92
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        130         154          20
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.50     $ 10.70     $ 11.09
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        340         277          19
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.11     $ 10.72     $  9.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          6          13           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      2,525       1,235         730
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.75     $ 16.06     $ 15.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          10          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        502         626         590
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                   2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          84          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         290          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           8          11          16          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.47     $ 10.97     $  9.62    $  6.81
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          35          38          41         39
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,556       1,391         883        285
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          19          26          31         36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           8          15          37         57
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         845         349         434        630
------------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          72          22          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         286          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.31     $ 15.27     $ 14.97    $ 14.71
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          14          17          14         17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         573         555         512        198
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                               ---------------------------------------------------------------------
                                                                  2008        2007        2006
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.15     $ 10.53     $ 10.17
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5           3           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         475         262         202
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.37     $ 16.02     $ 16.60
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           1           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         720         713         744
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.26     $ 16.30     $ 15.46
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         421         401          47
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.27     $ 10.78     $ 10.75
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         848         853         178
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  3.56     $  6.04     $  6.07
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         153          89         104
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.04     $ 11.36     $ 11.85
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         545         539         602
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.67     $ 25.45     $ 18.23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,528       1,726        1239
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.26     $ 15.95     $ 13.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --           2          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         695         782         297
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 31.77     $ 60.62     $ 55.37
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --           2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)          53          56          47
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.89     $ 11.80     $ 11.30
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2           2           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       3,511       1,494       2,030
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.15     $ 12.72     $ 11.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          10          10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         429         390         400
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 23.07     $ 30.68     $ 30.26
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           2          10          11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         523         526         758
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                --------------------------------------------------------------------
                                                                  2005       2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.96          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         60          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.35     $ 14.00     $ 12.10    $  8.44
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          11          10          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        596         575         449        122
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.39     $ 16.03          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         41           6          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  5.41     $  5.05          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         69          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.40          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        296          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.53     $ 10.37     $  8.53    $  5.56
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          --           6          6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        755         609         457         69
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.34          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        179          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 53.59     $ 50.38     $ 45.72    $ 33.82
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           2           2          2
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         25          28          10          4
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.08     $ 11.07     $ 10.84    $ 10.63
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          8          11          19         23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)      1,611       1,424       1,202        628
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Health Care
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.49     $ 10.93     $  9.91    $  7.87
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         11          10          11          7
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        338         284         143         57
------------------------------------------------------------------------------------------------------------------------------------
Multimanager High Yield
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.00     $ 27.64     $ 25.87    $ 21.48
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         13          14          20         21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        755         771         557        125
------------------------------------------------------------------------------------------------------------------------------------

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UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED
FOR THE FIRST TIME AFTER DECEMBER 31, 2008.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending
                                                                           December 31,
                                                                 -------------------------------------------------------------------
                                                                  2008       2007        2006
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.54     $ 18.39     $ 16.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        951       1,047       1,030
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.43     $ 12.50     $ 12.11
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1           1           1
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        447         473         453
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 5.56     $ 10.35     $  9.47
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          23          23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        840         881       1,014
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.83     $ 14.37     $ 14.10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          41          41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        921       1,210       1,363
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.55     $ 11.81     $ 10.74
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          3           3           3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        813         934       1,035
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.47     $ 13.46     $ 13.68
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          5          27          27
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        727         805       1,010
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.95     $  8.71     $  8.54
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        687         788         475
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.31     $ 16.88     $ 19.05
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          2           5           6
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        666         748       1,201
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.29     $ 12.10     $ 10.41
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          1          15          15
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)        462         597         350
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                 -------------------------------------------------------------------
                                                                  2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
Multimanager International Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.51     $ 11.90     $ 10.27    $  7.78
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           1           1         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         783         806         360        135
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.85     $ 10.34     $  9.59    $  7.61
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           1           3           3          3
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         353         272         238        104
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.62     $  9.10     $  8.68    $  6.76
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          26          27          27         21
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         980         876         792        408
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.02     $ 11.42     $ 10.15    $  7.88
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          44          45          45         36
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.96     $  9.35     $  8.52    $  6.18
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           4           6           8          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.13     $ 11.49     $ 10.15    $  7.34
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          27          29          30         23
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.89     $  7.46          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         242          59          --         --
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.69     $ 16.22     $ 14.09    $ 10.43
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)           5           5           7          8
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         991         884         641        270
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology
------------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.87     $  9.02     $  8.74    $  5.64
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 45 number of units outstanding (000's)          15          15          14         10
------------------------------------------------------------------------------------------------------------------------------------
 Separate Account No. 49 number of units outstanding (000's)         311         306          98         14
------------------------------------------------------------------------------------------------------------------------------------

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(19) HYPOTHETICAL ILLUSTRATIONS



   ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Plus(SM), Accumulator(R) Elite and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.68)% and 3.32% for the Accumulator(R) contracts; (2.73)% and 3.27% for Accumulator(R) Plus(SM) contracts; (2.93)% and 3.07% for Accumulator(R) Elite(SM) contracts; and (3.03)% and 2.97% for Accumulator(R) Select(SM) contracts, respectively at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.59%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.29% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

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Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,635  107,922     97,635  103,922   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,349  110,918     95,349  107,918   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      95,140  113,989     93,140  111,989   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      92,003  117,137     91,003  116,137   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,937  120,363     88,937  120,363   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,938  123,667     85,938  123,667   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      83,002  127,053     83,002  127,053   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      69,184  145,241     69,184  145,241   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      56,535  165,651     56,535  165,651   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      45,107  188,863     45,107  188,863   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      38,279  219,259     38,279  219,259   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      33,085  255,590     33,085  255,590   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      32,134  263,549     32,134  263,549   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

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Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,784    113,370      100,784    107,370      120,393     120,393     128,550     128,550
  64          5       103,661    116,844       98,661    111,844      126,413     126,413     136,978     136,978
  65          6       100,630    120,424       96,630    116,424      132,733     132,733     145,827     145,827
  66          7        97,688    124,114       94,688    121,114      139,370     139,370     155,118     155,118
  67          8        94,832    127,917       92,832    125,917      146,338     146,338     164,874     164,874
  68          9        92,059    131,837       92,059    131,837      153,655     153,655     175,118     175,118
  69         10        89,367    135,876       89,367    135,876      161,338     161,338     185,873     185,873
  74         15        77,044    158,008       77,044    158,008      205,913     205,913     248,278     248,278
  79         20        66,420    183,745       66,420    183,745      262,803     262,803     327,924     327,924
  84         25        57,261    213,674       57,261    213,674      275,943     275,943     346,320     346,320
  89         30        49,365    248,479       49,365    248,479      275,943     275,943     346,320     346,320
  94         35        42,558    288,952       42,558    288,952      275,943     275,943     346,320     346,320
  95         36        41,314    297,805       41,314    297,805      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

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Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,373  107,660    101,373   107,660  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,842  110,380     97,842   110,380  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,403  113,159     94,403   113,159  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,052  115,998     91,052   115,998  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,786  118,898     87,786   118,898  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,601  121,861     84,601   121,861  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      81,493  124,886     81,493   124,886  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,992  140,976     66,992   140,976  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      53,915  158,718     53,915   158,718  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      42,266  178,576     42,266   178,576  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      35,363  204,768     35,363   204,768  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      30,175  235,825     30,175   235,825  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      29,232  242,580     29,232   242,580  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

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Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,268  107,556    101,268  107,556   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,639  110,165     97,639  110,165   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,109  112,827     94,109  112,827   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,674  115,545     90,674  115,545   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,329  118,317     87,329  118,317   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      84,071  121,145     84,071  121,145   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,895  124,029     80,895  124,029   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      66,132  139,302     66,132  139,302   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,898  156,020     52,898  156,020   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      41,173  174,607     41,173  174,607   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      34,253  199,228     34,253  199,228   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      29,077  228,333     29,077  228,333   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      28,140  234,646     28,140  234,646   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

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Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Income Manager(SM)         4/7/95            7/1/95; 9/28/95                       4/7/95           7/1/95; 9/28/95
 Accumulator(R)             11/1/95                                                 11/1/95
 Income Manager(SM)         5/1/96                                                  10/16/96         2/10/97
 Rollover IRA               10/17/96          2/10/97                               5/1/97           5/1/97
                            5/1/97            5/1/97; 12/31/97; 5/1/98;             8/1/97
                                              1/4/99; 5/1/99; 5/1/00; 6/23/00;      12/31/97         12/31/97; 5/1/98;
                                              9/1/00; 2/9/01; 9/1/01; 1/14/02;                       1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     2/9/01; 9/1/01; 1/14/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   2/22/02; 7/15/02; 8/20/02;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     1/6/03; 2/20/03; 5/15/03;
                                              12/31/04 ; 5/9/05; 6/10/05; 6/17/05;                   8/15/03; 11/24/03; 2/1/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     8/4/04; 8/10/04; 12/13/04;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    12/31/04; 5/9/05; 6/10/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   6/17/05; 7/25/05; 8/31/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   12/2/05; 2/8/06; 8/25/06;
                                              1/15/09                                                12/11/06; 5/1/07; 8/24/07;
                            ----------------- -------------------------------------                  9/19/07; 10/19/07; 2/15/08;
                            12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;                      6/20/08; 7/21/08; 8/15/08;
                                                                                                     11/13/08; 12/1/08; 1/15/09
                                              5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                              9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                              8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;
                                              12/1/08; 1/15/09
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
Accumulator(R)              5/1/98            5/1/98; 6/18/98; 11/30/98             10/1/97(2)
(IRA, NQ and QP)            (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;       12/31/97(2)
Accumulator(R)              only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;    5/1/98           5/1/98; 6/18/98; 11/30/98;
Select(SM) (IRA, NQ, QP)    5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;                     5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;                     9/1/01; 1/14/02; 2/22/02;
                                              8/10/04; 12/13/04; 12/31/04; 5/9/05;                   7/15/02; 8/20/02; 1/6/03;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;                    2/20/03; 5/15/03; 8/15/03;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;                    11/24/03; 2/1/04; 8/4/04;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;                    8/10/04; 12/13/04; 12/31/04;
                                              2/15/08; 6/20/08; 7/21/08; 8/15/08;                    5/9/05; 6/10/05; 6/17/05;
                                              11/13/08; 12/1/08; 1/15/09                             7/25/05; 8/31/05; 12/2/05;
                                                                                                     2/8/06; 8/25/06; 12/11/06;
                                                                                                     5/1/07; 8/24/07;9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08;1/15/09
------------------------------------------------------------------------------------------------------------------------------------


1 Appendix I

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                           www.axa-equitable.com/green




------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Select(SM)  10/18/99(3)       3/20/00; 5/1/00; 6/23/00; 9/1/00;     5/1/99
 Accumulator(R)                               10/13/00; 2/9/01; 9/1/01; 1/14/02;    10/18/99         3/20/00; 5/1/00; 9/1/00;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     10/13/00; 2/9/01; 9/1/01;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   1/14/02; 2/22/02; 7/15/02;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     8/20/02; 1/6/03; 2/20/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    5/15/03; 8/15/03; 11/24/03;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     2/1/04; 8/4/04; 8/10/04;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    12/13/04; 12/31/04; 5/9/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   6/10/05; 6/17/05; 7/25/05;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/31/05; 12/2/05; 2/8/06;
                                              1/15/09                                                8/25/06; 12/11/06; 5/1/07;
                                                                                                     8/24/07; 9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/00(3)         3/20/00; 6/23/00; 9/1/00; 9/6/00;     5/1/00           3/20/00; 9/1/00; 9/6/00;
                                              10/13/00; 2/9/01; 9/1/01; 1/14/02;                     10/13/00; 2/9/01; 9/1/01;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     1/14/02; 2/22/02; 7/15/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   8/20/02; 1/6/03; 2/20/03;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    2/1/04; 8/4/04; 8/10/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     12/13/04; 12/31/04; 5/9/05;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    6/10/05; 6/17/05; 7/25/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   8/31/05; 12/2/05; 2/8/06;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/25/06; 12/11/06; 5/1/07;
                                              1/15/09                                                8/24/07;9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/01(3)         5/1/01(1); 7/30/01(4); 9/1/01;        5/1/01           5/1/01(1); 7/30/01(4);
                                              10/1/01(5); 12/14/01; 1/14/02;                         9/1/01; 10/1/01(5); 12/14/01;
                                              2/22/02; 7/15/02; 8/20/02; 1/6/03;                     1/14/02; 2/22/02; 7/15/02;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                   8/20/02; 1/6/03; 2/20/03;
                                              2/1/04; 8/4/04; 8/10/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                              12/31/04; 5/9/05; 6/10/05; 6/17/05;                    2/1/04; 8/4/04; 8/10/04;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;                     12/13/04; 12/31/04; 5/9/05;
                                              8/25/06; 12/11/06; 5/1/07; 8/24/07;                    6/10/05; 6/17/05; 7/25/05;
                                              9/19/07; 10/19/07; 2/15/08; 6/20/08;                   8/31/05; 12/2/05; 2/8/06;
                                              7/21/08; 8/15/08; 11/13/08; 12/1/08;                   8/25/06; 12/11/06; 5/1/07;
                                              1/15/09                                                8/24/07; 9/19/07; 10/19/07;
                                                                                                     2/15/08; 6/20/08; 7/21/08;
                                                                                                     8/15/08; 11/13/08; 12/1/08;
                                                                                                     1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            8/13/01(2)        9/1/01; 10/1/01(5); 12/14/01;         N/A              N/A
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;
                                              12/1/08; 1/15/09
------------------------------------------------------------------------------------------------------------------------------------


                                                                     Appendix I
2

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                           www.axa-equitable.com/green




------------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                            --------------------------------------------------------------------------------------------------------
                            AXA Advisors                                            AXA Distributors
                            ------------------------------------------------------- ------------------------------------------------
                            Prospectus and                                          Prospectus and
Product Name                SAI Dates          Supplement Dates                     SAI Dates         Supplement Dates
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Plus(SM)    9/2/99(3)         6/23/00; 9/1/00; 9/6/00; 10/13/00;    8/2/99(3)        9/1/00; 9/6/00; 10/13/00;
                            10/18/99(3)       2/9/01; 3/19/01; 7/30/01; 9/1/01;     10/18/99(3)      2/9/01; 3/19/01; 7/30/01;
                            5/1/00(3)         1/14/02; 2/22/02; 7/15/02; 8/20/02;   5/1/00(3)        9/1/01; 1/14/02; 2/22/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;                     7/15/02; 8/20/02; 1/6/03;
                                              11/24/03; 2/1/04; 8/4/04; 8/10/04;                     2/20/03; 5/15/03; 8/15/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     5/9/05; 6/10/05; 6/17/05;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;                   7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
                            ----------------- ------------------------------------- ---------------- -------------------------------
                            5/1/01(3)         7/30/01(4); 9/1/01; 12/14/01;         5/1/01(3)        5/1/01; 7/30/01(4); 9/1/01;
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;                    12/14/01; 1/14/02; 2/22/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;                     7/15/02; 8/20/02; 1/6/03;
                                              11/24/03; 2/1/04; 8/4/04;8/10/04;                      2/20/03; 5/15/03; 8/15/03;
                                              12/13/04; 12/31/04; 5/9/05; 6/10/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                              2/8/06; 8/25/06; 12/11/06; 5/1/07;                     5/9/05; 6/10/05; 6/17/05;
                                              8/24/07; 9/19/07; 10/19/07; 2/15/08;                   7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
--------------------------- ----------------- ------------------------------------- ---------------- -------------------------------
 Accumulator(R) Elite(SM)   8/13/01(3)        9/1/01; 10/1/01(6); 12/14/01;         8/13/01(3)       9/1/01; 10/1/01(6); 12/14/01;
                                              1/14/02; 2/22/02; 7/15/02; 8/20/02;                    1/14/02; 2/22/02; 7/15/02;
                                              11/11/02; 1/6/03; 2/20/03; 5/15/03;                    8/20/02; 11/11/02; 1/6/03;
                                              8/15/03; 11/24/03; 2/1/04; 8/4/04;                     2/20/03; 5/15/03; 8/15/03;
                                              8/10/04; 12/13/04; 12/31/04; 5/9/05;                   11/24/03; 2/1/04; 8/4/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;                    8/10/04; 12/13/04; 12/31/04;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06;                    5/9/05; 6/10/05; 6/17/05;
                                              5/1/07; 8/24/07; 9/19/07; 10/19/07;                    7/25/05; 8/31/05; 12/2/05;
                                              6/20/08; 7/21/08; 8/15/08; 11/13/08;                   2/8/06; 8/25/06; 12/11/06;
                                              12/1/08; 1/15/09                                       5/1/07; 8/24/07; 9/19/07;
                                                                                                     10/19/07; 2/15/08; 6/20/08;
                                                                                                     7/21/08; 8/15/08; 11/13/08;
                                                                                                     12/1/08; 1/15/09
------------------------------------------------------------------------------------------------------------------------------------


(1)  applies to Accumulator(R) contracts issued in Oregon only.
(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.
(4)  applies to contracts issued in Washington only.
(5) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.
(6)  applies to contracts issued in New York only.



3 Appendix I

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                           www.axa-equitable.com/green


Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Who is AXA Equitable?                                                          2
Custodian and Independent Registered Public Accounting Firm                    2
Distribution of the Contracts                                                  2

Calculating Unit Values                                                        2
Calculation of Annuity Payments                                                2
Financial Statements                                                           3



How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a combined Accumulator(R) series SAI dated May 1, 2009



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                                    State                  Zip




                                                                         SAI 13A

                                                                          x02413

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009 FOR

o Income Manager(SM) Accumulator(R)
o Income Manager(SM) Rollover IRA
o Accumulator(R) (IRA, NQ, QP)
o Accumulator(R)
o Accumulator(R) Plus(SM)
o Accumulator(R) Elite(SM)
o Accumulator(R) Select(SM)
o The Accumulator(R) Series



AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2009. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2


Calculating Unit Values                                                      2

Calculation of Annuity Payments                                              2

Financial Statements                                                         3

             Copyright 2009 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          x02413

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each Separate Account at December 31, 2008 and for each of the two years in the period ended December 31, 2008, and the consolidated financial statements of AXA Equitable at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2008, 2007 and 2006. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $677,871,467 in 2008, $731,920,627 in 2007 and $672,531,658 in 2006. Of these amounts, AXA Advisors retained $356,304,358, $386,036,299 and $339,484,801, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $750,235,874 in 2008, $1,007,208,067 in 2007 and $694,578,570 in 2006, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $81,519,894, $95,562,846 and $88,941,713, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                a
                               (-) - c
                                b
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).


If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for annuity contracts may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 31/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 31/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 31/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable annuity contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments

To show how we determine variable annuity payments, assume that the account value for an annuity contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2009, the annuity payment due in December 2009 would be $95.19 (the number of units (26.74) times $3.56).


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-24
   Statements of Changes in Net Assets for the Years Ended
      December 31, 2008 and 2007........................................  FSA-36
   Notes to Financial Statements........................................  FSA-54


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31,
      2008, 2007 and 2006...............................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
      Income, Years Ended December 31, 2008, 2007 and 2006..............     F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
      2008, 2007 and 2006...............................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA
Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                              AXA Aggressive  AXA Conservative
                                                                Allocation       Allocation
                                                             --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $17,554,760       $31,028,826
Receivable for The Trusts shares sold.......................            --                --
Receivable for policy-related transactions..................        27,400            15,025
                                                               -----------       -----------
  Total assets..............................................    17,582,160        31,043,851
                                                               -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.....................        27,400            15,025
Payable for policy-related transactions.....................            --                --
                                                               -----------       -----------
  Total liabilities.........................................        27,400            15,025
                                                               -----------       -----------
Net Assets..................................................   $17,554,760       $31,028,826
                                                               ===========       ===========
Net Assets:
Accumulation Units..........................................    17,544,993        31,021,639
Retained by AXA Equitable in Separate Account No. 45........         9,767             7,187
                                                               -----------       -----------
Total net assets............................................   $17,554,760       $31,028,826
                                                               ===========       ===========
Investments in shares of The Trusts, at cost................   $28,731,801       $35,173,390
The Trusts shares held......................................
 Class A....................................................            --                --
 Class B....................................................     2,153,342         3,397,493



                                                              AXA Conservative-Plus   AXA Moderate
                                                                    Allocation         Allocation
                                                              ---------------------   ------------
Assets:
Investment in shares of The Trusts, at fair value...........       $27,253,154        $223,245,375
Receivable for The Trusts shares sold.......................                --             123,352
Receivable for policy-related transactions..................               635                  --
                                                                   -----------        ------------
  Total assets..............................................        27,253,789         223,368,727
                                                                   -----------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................               635                  --
Payable for policy-related transactions.....................                --             123,352
                                                                   -----------        ------------
  Total liabilities.........................................               635             123,352
                                                                   -----------        ------------
Net Assets..................................................       $27,253,154        $223,245,375
                                                                   ===========        ============
Net Assets:
Accumulation Units..........................................        27,247,610         222,703,032
Retained by AXA Equitable in Separate Account No. 45........             5,544             542,343
                                                                   -----------        ------------
Total net assets............................................       $27,253,154        $223,245,375
                                                                   ===========        ============
Investments in shares of The Trusts, at cost................       $33,964,991        $281,168,890
The Trusts shares held......................................
 Class A....................................................                --           2,010,240
 Class B....................................................         3,120,281          16,969,708



                                                              AXA Moderate-Plus   EQ/AllianceBernstein
                                                                  Allocation          Common Stock
                                                              -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $ 91,879,903         $185,612,977
Receivable for The Trusts shares sold.......................               --               84,724
Receivable for policy-related transactions..................           17,663                   --
                                                                 ------------         ------------
  Total assets..............................................       91,897,566          185,697,701
                                                                 ------------         ------------
Liabilities:
Payable for The Trusts shares purchased.....................           17,663                   --
Payable for policy-related transactions.....................               --               84,724
                                                                 ------------         ------------
  Total liabilities.........................................           17,663               84,724
                                                                 ------------         ------------
Net Assets..................................................     $ 91,879,903         $185,612,977
                                                                 ============         ============
Net Assets:
Accumulation Units..........................................       91,875,320          185,594,686
Retained by AXA Equitable in Separate Account No. 45........            4,583               18,291
                                                                 ------------         ------------
Total net assets............................................     $ 91,879,903         $185,612,977
                                                                 ============         ============
Investments in shares of The Trusts, at cost................     $139,066,658         $331,245,582
The Trusts shares held......................................
 Class A....................................................               --            2,453,342
 Class B....................................................       10,484,760           14,328,527

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               EQ/AllianceBernstein
                                                                   Intermediate       EQ/AllianceBernstein
                                                              Government Securities       International
                                                              ----------------------  ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........       $81,096,008            $ 73,656,317
Receivable for The Trusts shares sold.......................           226,138                  29,463
Receivable for policy-related transactions..................                --                      --
                                                                   -----------            ------------
  Total assets..............................................        81,322,146              73,685,780
                                                                   -----------            ------------
Liabilities:
Payable for The Trusts shares purchased.....................                --                      --
Payable for policy-related transactions.....................           226,138                  29,463
                                                                   -----------            ------------
  Total liabilities.........................................           226,138                  29,463
                                                                   -----------            ------------
Net Assets..................................................       $81,096,008            $ 73,656,317
                                                                   ===========            ============
Net Assets:
Accumulation Units..........................................        81,079,020              73,631,116
Retained by AXA Equitable in Separate Account No. 45........            16,988                  25,201
                                                                   -----------            ------------
Total net assets............................................       $81,096,008            $ 73,656,317
                                                                   ===========            ============
Investments in shares of The Trusts, at cost................       $81,579,894            $105,785,985
The Trusts shares held......................................
 Class A....................................................           448,836               1,268,434
 Class B....................................................         7,770,202               9,845,155


                                                              EQ/AllianceBernstein       EQ/Ariel
                                                                Small Cap Growth     Appreciation ll
                                                              --------------------   ---------------
Assets:
Investment in shares of The Trusts, at fair value...........       $42,906,724          $  659,382
Receivable for The Trusts shares sold.......................            27,575                  25
Receivable for policy-related transactions..................                --                  --
                                                                   -----------          ----------
  Total assets..............................................        42,934,299             659,407
                                                                   -----------          ----------
Liabilities:
Payable for The Trusts shares purchased.....................                --                  --
Payable for policy-related transactions.....................            27,575                  25
                                                                   -----------          ----------
  Total liabilities.........................................            27,575                  25
                                                                   -----------          ----------
Net Assets..................................................       $42,906,724          $  659,382
                                                                   ===========          ==========
Net Assets:
Accumulation Units..........................................        42,879,090             658,992
Retained by AXA Equitable in Separate Account No. 45........            27,634                 390
                                                                   -----------          ----------
Total net assets............................................       $42,906,724          $  659,382
                                                                   ===========          ==========
Investments in shares of The Trusts, at cost................       $68,061,873          $1,065,603
The Trusts shares held......................................
 Class A....................................................           177,372                  --
 Class B....................................................         4,714,216              99,280


                                                                 EQ/BlackRock           EQ/BlackRock
                                                              Basic Value Equity     International Value
                                                             --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $63,088,904            $34,791,415
Receivable for The Trusts shares sold.......................          254,154                     --
Receivable for policy-related transactions..................               --                 13,269
                                                                  -----------            -----------
  Total assets..............................................       63,343,058             34,804,684
                                                                  -----------            -----------
Liabilities:
Payable for The Trusts shares purchased.....................               --                 13,269
Payable for policy-related transactions.....................          254,154                     --
                                                                  -----------            -----------
  Total liabilities.........................................          254,154                 13,269
                                                                  -----------            -----------
Net Assets..................................................      $63,088,904            $34,791,415
                                                                  ===========            ===========
Net Assets:
Accumulation Units..........................................       63,086,888             34,787,605
Retained by AXA Equitable in Separate Account No. 45........            2,016                  3,810
                                                                  -----------            -----------
Total net assets............................................      $63,088,904            $34,791,415
                                                                  ===========            ===========
Investments in shares of The Trusts, at cost................      $92,413,260            $58,701,963
The Trusts shares held......................................
 Class A....................................................               --                     --
 Class B....................................................        6,510,890              4,001,989

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Boston Advisors  EQ/Calvert Socially
                                                                Equity Income         Responsible
                                                             ------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $ 7,632,204            $503,860
Receivable for The Trusts shares sold.......................             290                  20
Receivable for policy-related transactions..................              --                  --
                                                                 -----------            --------
  Total assets..............................................       7,632,494             503,880
                                                                 -----------            --------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --
Payable for policy-related transactions.....................             290                  20
                                                                 -----------            --------
  Total liabilities.........................................             290                  20
                                                                 -----------            --------
Net Assets..................................................     $ 7,632,204            $503,860
                                                                 ===========            ========
Net Assets:
Accumulation Units..........................................       7,626,059             496,553
Retained by AXA Equitable in Separate Account No. 45........           6,145               7,307
                                                                 -----------            --------
Total net assets............................................     $ 7,632,204            $503,860
                                                                 ===========            ========
Investments in shares of The Trusts, at cost................     $11,270,818            $872,094
The Trusts shares held......................................
 Class A....................................................              --                  --
 Class B....................................................       1,785,327             102,884


                                                                 EQ/Capital         EQ/Capital
                                                              Guardian Growth   Guardian Research
                                                              ---------------   -----------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,111,195        $34,804,852
Receivable for The Trusts shares sold.......................            130             72,523
Receivable for policy-related transactions..................             --                 --
                                                                 ----------        -----------
  Total assets..............................................      4,111,325         34,877,375
                                                                 ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --                 --
Payable for policy-related transactions.....................            130             72,523
                                                                 ----------        -----------
  Total liabilities.........................................            130             72,523
                                                                 ----------        -----------
Net Assets..................................................     $4,111,195        $34,804,852
                                                                 ==========        ===========
Net Assets:
Accumulation Units..........................................      4,102,116         34,775,148
Retained by AXA Equitable in Separate Account No. 45........          9,079             29,704
                                                                 ----------        -----------
Total net assets............................................     $4,111,195        $34,804,852
                                                                 ==========        ===========
Investments in shares of The Trusts, at cost................     $6,736,461        $52,532,580
The Trusts shares held......................................
 Class A....................................................             --                 --
 Class B....................................................        467,978          4,283,231



                                                             EQ/Caywood-Scholl    EQ/Davis New
                                                              High Yield Bond     York Venture
                                                             -----------------    ------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,845,040        $4,548,418
Receivable for The Trusts shares sold.......................             --               101
Receivable for policy-related transactions..................        256,016                --
                                                                 ----------        ----------
  Total assets..............................................      5,101,056         4,548,519
                                                                 ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................        256,016                --
Payable for policy-related transactions.....................             --               101
                                                                 ----------        ----------
  Total liabilities.........................................        256,016               101
                                                                 ----------        ----------
Net Assets..................................................     $4,845,040        $4,548,418
                                                                 ==========        ==========
Net Assets:
Accumulation Units..........................................      4,843,213         4,547,970
Retained by AXA Equitable in Separate Account No. 45........          1,827               448
                                                                 ----------        ----------
Total net assets............................................     $4,845,040        $4,548,418
                                                                 ==========        ==========
Investments in shares of The Trusts, at cost................     $6,244,426        $6,961,670
The Trusts shares held......................................
 Class A....................................................             --                --
 Class B....................................................      1,496,854           677,361

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Equity       EQ/Evergreen
                                                                500 Index    International Bond
                                                              ------------   ------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $59,218,139        $16,556,579
Receivable for The Trusts shares sold.......................       80,623              8,207
Receivable for policy-related transactions..................           --                 --
                                                              -----------        -----------
  Total assets..............................................   59,298,762         16,564,786
                                                              -----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --                 --
Payable for policy-related transactions.....................       80,623              8,207
                                                              -----------        -----------
  Total liabilities.........................................       80,623              8,207
                                                              -----------        -----------
Net Assets..................................................  $59,218,139        $16,556,579
                                                              ===========        ===========
Net Assets:
Accumulation Units..........................................   59,173,785         16,556,095
Retained by AXA Equitable in Separate Account No. 45........       44,354                484
                                                              -----------        -----------
Total net assets                                              $59,218,139        $16,556,579
                                                              ===========        ===========
Investments in shares of The Trusts, at cost................  $88,456,672        $18,964,648
The Trusts shares held......................................
 Class A....................................................           --                 --
 Class B....................................................    3,776,388          1,732,169



                                                                                                                EQ/Franklin
                                                              EQ/Evergreen   EQ/Franklin     EQ/Franklin         Templeton
                                                                  Omega         Income     Small Cap Value   Founding Strategy
                                                             -------------- ------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $5,447,558    $13,811,006      $2,132,697        $3,902,024
Receivable for The Trusts shares sold.......................           --             --              --            40,346
Receivable for policy-related transactions..................          308         26,798          53,223                --
                                                               ----------    -----------      ----------        ----------
  Total assets..............................................    5,447,866     13,837,804       2,185,920         3,942,370
                                                               ----------    -----------      ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................          308         26,798          53,223                --
Payable for policy-related transactions.....................           --             --              --            40,346
                                                               ----------    -----------      ----------        ----------
  Total liabilities.........................................          308         26,798          53,223            40,346
                                                               ----------    -----------      ----------        ----------
Net Assets..................................................   $5,447,558    $13,811,006      $2,132,697        $3,902,024
                                                               ==========    ===========      ==========        ==========
Net Assets:
Accumulation Units..........................................    5,444,607     13,810,823       2,132,642         3,901,623
Retained by AXA Equitable in Separate Account No. 45........        2,951            183              55               401
                                                               ----------    -----------      ----------        ----------
Total net assets                                               $5,447,558    $13,811,006      $2,132,697        $3,902,024
                                                               ==========    ===========      ==========        ==========
Investments in shares of The Trusts, at cost................   $7,473,356    $21,430,454      $2,902,071        $5,927,363
The Trusts shares held......................................
 Class A....................................................           --             --              --                --
 Class B....................................................      848,172      2,157,445         328,874           682,030

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/GAMCO
                                                               Mergers and         EQ/GAMCO
                                                              Acquisitions   Small Company Value
                                                             -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........   $4,506,637        $17,006,957
Receivable for The Trusts shares sold.......................           --              2,961
Receivable for policy-related transactions..................        1,012                 --
                                                               ----------        -----------
  Total assets..............................................    4,507,649         17,009,918
                                                               ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................        1,012                 --
Payable for policy-related transactions.....................           --              2,961
                                                               ----------        -----------
  Total liabilities.........................................        1,012              2,961
                                                               ----------        -----------
Net Assets..................................................   $4,506,637        $17,006,957
                                                               ==========        ===========
Net Assets:
Accumulation Units..........................................    4,503,537         16,988,412
Retained by AXA Equitable in Separate Account No. 45........        3,100             18,545
                                                               ----------        -----------
Total net assets                                               $4,506,637        $17,006,957
                                                               ==========        ===========
Investments in shares of The Trusts, at cost................   $5,514,791        $24,116,722
The Trusts shares held......................................
 Class A....................................................           --                 --
 Class B....................................................      448,290            810,885


                                                                                                                   EQ/JPMorgan
                                                              EQ/International   EQ/International   EQ/JPMorgan       Value
                                                                  Core PLUS           Growth         Core Bond    Opportunities
                                                             ------------------ ------------------ ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........     $12,160,222        $5,340,349      $33,224,385   $14,538,192
Receivable for The Trusts shares sold.......................              --                --            3,252        28,853
Receivable for policy-related transactions..................          14,494            48,500               --            --
                                                                 -----------        ----------      -----------   -----------
  Total assets..............................................      12,174,716         5,388,849       33,227,637    14,567,045
                                                                 -----------        ----------      -----------   -----------
Liabilities:
Payable for The Trusts shares purchased.....................          14,494            48,500               --            --
Payable for policy-related transactions.....................              --                --            3,252        28,853
                                                                 -----------        ----------      -----------   -----------
  Total liabilities.........................................          14,494            48,500            3,252        28,853
                                                                 -----------        ----------      -----------   -----------
Net Assets..................................................     $12,160,222        $5,340,349      $33,224,385   $14,538,192
                                                                 ===========        ==========      ===========   ===========
Net Assets:
Accumulation Units..........................................      12,152,717         5,339,007       33,221,962    14,523,748
Retained by AXA Equitable in Separate Account No. 45........           7,505             1,342            2,423        14,444
                                                                 -----------        ----------      -----------   -----------
Total net assets                                                 $12,160,222        $5,340,349      $33,224,385   $14,538,192
                                                                 ===========        ==========      ===========   ===========
Investments in shares of The Trusts, at cost................     $21,579,336        $8,481,321      $38,757,792   $25,250,260
The Trusts shares held......................................
 Class A....................................................              --                --               --            --
 Class B....................................................       1,788,538         1,272,903        3,545,002     2,150,742

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Large Cap  EQ/Large Cap
                                                               Core PLUS    Growth Index
                                                             ------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $5,156,831    $36,934,280
Receivable for The Trusts shares sold.......................         204         13,961
Receivable for policy-related transactions..................          --             --
                                                              ----------    -----------
  Total assets..............................................   5,157,035     36,948,241
                                                              ----------    -----------
Liabilities:
Payable for The Trusts shares purchased.....................          --             --
Payable for policy-related transactions.....................         204         13,961
                                                              ----------    -----------
  Total liabilities.........................................         204         13,961
                                                              ----------    -----------
Net Assets..................................................  $5,156,831    $36,934,280
                                                              ==========    ===========
Net Assets:
Accumulation Units..........................................   5,152,344     36,926,589
Retained by AXA Equitable in Separate Account No. 45........       4,487          7,691
                                                              ----------    -----------
Total net assets                                              $5,156,831    $36,934,280
                                                              ==========    ===========
Investments in shares of The Trusts, at cost................  $8,034,114    $52,361,594
The Trusts shares held......................................
 Class A....................................................          --             --
 Class B....................................................     910,574      6,630,930



                                                              EQ/Large Cap   EQ/Large Cap   EQ/Large Cap     EQ/Long
                                                               Growth PLUS    Value Index    Value PLUS     Term Bond
                                                             -------------- -------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........  $43,409,290     $1,524,193    $180,210,908   $4,834,559
Receivable for The Trusts shares sold.......................        6,612             57         158,448           --
Receivable for policy-related transactions..................           --             --              --        9,805
                                                              -----------     ----------    ------------   ----------
  Total assets..............................................   43,415,902      1,524,250     180,369,356    4,844,364
                                                              -----------     ----------    ------------   ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --             --              --        9,805
Payable for policy-related transactions.....................        6,612             57         158,448           --
                                                              -----------     ----------    ------------   ----------
  Total liabilities.........................................        6,612             57         158,448        9,805
                                                              -----------     ----------    ------------   ----------
Net Assets..................................................  $43,409,290     $1,524,193    $180,210,908   $4,834,559
                                                              ===========     ==========    ============   ==========
Net Assets:
Accumulation Units..........................................   43,404,004      1,523,395     180,157,789    4,831,546
Retained by AXA Equitable in Separate Account No. 45........        5,286            798          53,119        3,013
                                                              -----------     ----------    ------------   ----------
Total net assets                                              $43,409,290     $1,524,193    $180,210,908   $4,834,559
                                                              ===========     ==========    ============   ==========
Investments in shares of The Trusts, at cost................  $72,674,336     $3,326,436    $324,597,443   $4,775,363
The Trusts shares held......................................
 Class A....................................................           --             --       2,063,336           --
 Class B....................................................    3,966,317        360,052      21,252,195      356,197

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Lord Abbett    EQ/Lord Abbett
                                                              Growth and Income   Large Cap Core
                                                             ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........      $1,877,352        $2,408,599
Receivable for The Trusts shares sold.......................              73                92
Receivable for policy-related transactions..................              --                --
                                                                  ----------        ----------
  Total assets..............................................       1,877,425         2,408,691
                                                                  ----------        ----------
Liabilities:
Payable for The Trusts shares purchased.....................              --                --
Payable for policy-related transactions.....................              73                92
                                                                  ----------        ----------
  Total liabilities.........................................              73                92
                                                                  ----------        ----------
Net Assets..................................................      $1,877,352        $2,408,599
                                                                  ==========        ==========
Net Assets:
Accumulation Units..........................................       1,876,027         2,407,779
Retained by AXA Equitable in Separate Account No. 45........           1,325               820
                                                                  ----------        ----------
Total net assets............................................      $1,877,352        $2,408,599
                                                                  ==========        ==========
Investments in shares of The Trusts, at cost................      $2,959,594        $3,065,016
The Trusts shares held......................................
 Class A....................................................              --                --
 Class B....................................................         249,042           282,122



                                                              EQ/Lord Abbett    EQ/Marsico     EQ/Mid Cap     EQ/Mid Cap
                                                               Mid Cap Value       Focus          Index       Value PLUS
                                                             ---------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
Receivable for The Trusts shares sold.......................            --           5,240             --          54,131
Receivable for policy-related transactions..................         9,289              --          1,096              --
                                                                ----------     -----------    -----------    ------------
  Total assets..............................................     4,274,764      37,953,484     26,547,272      51,780,629
                                                                ----------     -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         9,289              --          1,096              --
Payable for policy-related transactions.....................            --           5,240             --          54,131
                                                                ----------     -----------    -----------    ------------
  Total liabilities.........................................         9,289           5,240          1,096          54,131
                                                                ----------     -----------    -----------    ------------
Net Assets..................................................    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
                                                                ==========     ===========    ===========    ============
Net Assets:
Accumulation Units..........................................     4,261,039      37,939,376     26,539,621      51,711,917
Retained by AXA Equitable in Separate Account No. 45........         4,436           8,868          6,555          14,581
                                                                ----------     -----------    -----------    ------------
Total net assets............................................    $4,265,475     $37,948,244    $26,546,176    $ 51,726,498
                                                                ==========     ===========    ===========    ============
Investments in shares of The Trusts, at cost................    $7,576,795     $57,624,703    $54,436,808    $101,532,541
The Trusts shares held......................................
 Class A....................................................            --              --             --              --
 Class B....................................................       630,269       3,701,362      5,387,044       8,480,214

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                 EQ/Montag
                                                                                & Caldwell
                                                              EQ/Money Market     Growth     EQ/Mutual Shares
                                                             ----------------- ------------ ------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $155,656,399    $6,831,571      $3,774,829
Receivable for The Trusts shares sold.......................              --            --             145
Receivable for policy-related transactions..................       4,172,500       255,421              --
                                                                ------------    ----------      ----------
  Total assets..............................................     159,828,899     7,086,992       3,774,974
                                                                ------------    ----------      ----------
Liabilities:                                                              --
Payable for The Trusts shares purchased.....................       4,172,500       255,421              --
Payable for policy-related transactions.....................              --            --             145
                                                                ------------    ----------      ----------
  Total liabilities.........................................       4,172,500       255,421             145
                                                                ------------    ----------      ----------
Net Assets..................................................    $155,656,399    $6,831,571      $3,774,829
                                                                ============    ==========      ==========
Net Assets:
Accumulation Units..........................................     155,301,948     6,830,002       3,774,693
Retained by AXA Equitable in Separate Account No. 45........         354,451         1,569             136
                                                                ------------    ----------      ----------
Total net assets............................................    $155,656,399    $6,831,571      $3,774,829
                                                                ============    ==========      ==========
Investments in shares of The Trusts, at cost................    $155,668,235    $8,966,353      $6,284,729
The Trusts shares held......................................
 Class A....................................................      11,136,435            --              --
 Class B....................................................     144,507,075     1,552,713         588,586


                                                                               EQ/Oppenheimer   EQ/Oppenheimer
                                                              EQ/Oppenheimer     Main Street      Main Street
                                                                  Global         Opportunity       Small Cap
                                                             ---------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $1,458,568        $526,831         $559,378
Receivable for The Trusts shares sold.......................        21,579              --               --
Receivable for policy-related transactions..................            --           9,006            9,003
                                                                ----------        --------         --------
  Total assets..............................................     1,480,147         535,837          568,381
                                                                ----------        --------         --------
Liabilities:
Payable for The Trusts shares purchased.....................            --           9,006            9,003
Payable for policy-related transactions.....................        21,579              --               --
                                                                ----------        --------         --------
  Total liabilities.........................................        21,579           9,006            9,003
                                                                ----------        --------         --------
Net Assets..................................................    $1,458,568        $526,831         $559,378
                                                                ==========        ========         ========
Net Assets:
Accumulation Units..........................................     1,458,547         526,775          559,320
Retained by AXA Equitable in Separate Account No. 45........            21              56               58
                                                                ----------        --------         --------
Total net assets............................................    $1,458,568        $526,831         $559,378
                                                                ==========        ========         ========
Investments in shares of The Trusts, at cost................    $2,330,754        $811,005         $805,753
The Trusts shares held......................................
 Class A....................................................            --              --               --
 Class B....................................................       218,309          81,747           86,326

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/PIMCO     EQ/Quality       EQ/Short
                                                              Real Return     Bond PLUS    Duration Bond
                                                             ------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........  $34,789,720   $13,229,939      $5,029,726
Receivable for The Trusts shares sold.......................        1,385         5,516             202
Receivable for policy-related transactions..................           --            --              --
                                                              -----------   -----------      ----------
  Total assets..............................................   34,791,105    13,235,455       5,029,928
                                                              -----------   -----------      ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --            --              --
Payable for policy-related transactions.....................        1,385         5,516             202
                                                              -----------   -----------      ----------
  Total liabilities.........................................        1,385         5,516             202
                                                              -----------   -----------      ----------
Net Assets..................................................  $34,789,720   $13,229,939      $5,029,726
                                                              ===========   ===========      ==========
Net Assets:
Accumulation Units..........................................   34,789,354    13,225,040       5,028,248
Retained by AXA Equitable in Separate Account No. 45........          366         4,899           1,478
                                                              -----------   -----------      ----------
Total net assets............................................  $34,789,720   $13,229,939      $5,029,726
                                                              ===========   ===========      ==========
Investments in shares of The Trusts, at cost................  $39,616,455   $15,042,695      $5,424,807
The Trusts shares held......................................
 Class A....................................................           --            --              --
 Class B....................................................    3,747,032     1,518,988         540,233


                                                                EQ/Small
                                                                 Company     EQ/T. Rowe Price   EQ/Templeton
                                                                  Index        Growth Stock        Growth
                                                             -------------- ------------------ -------------
Assets:
Investment in shares of The Trusts, at fair value...........  $15,954,223       $ 8,617,445     $2,249,697
Receivable for The Trusts shares sold.......................       39,224               331              1
Receivable for policy-related transactions..................           --                --             --
                                                              -----------       -----------     ----------
  Total assets..............................................   15,993,447         8,617,776      2,249,698
                                                              -----------       -----------     ----------
Liabilities:
Payable for The Trusts shares purchased.....................           --                --             --
Payable for policy-related transactions.....................       39,224               331              1
                                                              -----------       -----------     ----------
  Total liabilities.........................................       39,224               331              1
                                                              -----------       -----------     ----------
Net Assets..................................................  $15,954,223       $ 8,617,445     $2,249,697
                                                              ===========       ===========     ==========
Net Assets:
Accumulation Units..........................................   15,941,173         8,605,741      2,249,678
Retained by AXA Equitable in Separate Account No. 45........       13,050            11,704             19
                                                              -----------       -----------     ----------
Total net assets............................................  $15,954,223       $ 8,617,445     $2,249,697
                                                              ===========       ===========     ==========
Investments in shares of The Trusts, at cost................  $26,540,884       $12,961,474     $3,830,853
The Trusts shares held......................................
 Class A....................................................           --                --             --
 Class B....................................................    2,357,262           695,469        355,853

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                               EQ/Van Kampen
                                                              EQ/UBS Growth   EQ/Van Kampen      Emerging
                                                                and Income       Comstock     Markets Equity
                                                             --------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $1,405,608      $4,514,876      $46,586,672
Receivable for The Trusts shares sold.......................            53             122               --
Receivable for policy-related transactions..................            --              --          122,808
                                                                ----------      ----------      -----------
  Total assets..............................................     1,405,661       4,514,998       46,709,480
                                                                ----------      ----------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................            --              --          122,808
Payable for policy-related transactions.....................            53             122               --
                                                                ----------      ----------      -----------
  Total liabilities.........................................            53             122          122,808
                                                                ----------      ----------      -----------
Net Assets..................................................    $1,405,608      $4,514,876      $46,586,672
                                                                ==========      ==========      ===========
Net Assets:
Accumulation Units..........................................     1,403,083       4,510,604       46,561,786
Retained by AXA Equitable in Separate Account No. 45........         2,525           4,272           24,886
                                                                ----------      ----------      -----------
Total net assets............................................    $1,405,608      $4,514,876      $46,586,672
                                                                ==========      ==========      ===========
Investments in shares of The Trusts, at cost................    $2,331,025      $6,529,152      $93,750,560
The Trusts shares held......................................
 Class A....................................................            --              --               --
 Class B....................................................       348,637         682,081        6,114,017


                                                               EQ/Van Kampen      Multimanager     Multimanager
                                                              Mid Cap Growth   Aggressive Equity    Core Bond
                                                             ---------------- ------------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 6,888,061       $17,659,503      $34,158,302
Receivable for The Trusts shares sold.......................             77               599          130,759
Receivable for policy-related transactions..................             --                --               --
                                                                -----------       -----------      -----------
  Total assets..............................................      6,888,138        17,660,102       34,289,061
                                                                -----------       -----------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................             --                --               --
Payable for policy-related transactions.....................             77               599          130,759
                                                                -----------       -----------      -----------
  Total liabilities.........................................             77               599          130,759
                                                                -----------       -----------      -----------
Net Assets..................................................    $ 6,888,061       $17,659,503      $34,158,302
                                                                ===========       ===========      ===========
Net Assets:
Accumulation Units..........................................      6,886,147        17,650,014       34,156,860
Retained by AXA Equitable in Separate Account No. 45........          1,914             9,489            1,442
                                                                -----------       -----------      -----------
Total net assets............................................    $ 6,888,061       $17,659,503      $34,158,302
                                                                ===========       ===========      ===========
Investments in shares of The Trusts, at cost................    $10,955,523       $32,923,455      $35,323,083
The Trusts shares held......................................
 Class A....................................................             --           337,716               --
 Class B....................................................        832,821           711,362        3,458,496

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                                             Multimanager
                                                              Multimanager   Multimanager   International
                                                               Health Care    High Yield        Equity
                                                             -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 9,266,568    $41,825,449     $12,987,876
Receivable for The Trusts shares sold.......................          238         68,299             496
Receivable for policy-related transactions..................           --             --              --
                                                              -----------    -----------     -----------
  Total assets..............................................    9,266,806     41,893,748      12,988,372
                                                              -----------    -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --             --              --
Payable for policy-related transactions.....................          238         68,299             496
                                                              -----------    -----------     -----------
  Total liabilities.........................................          238         68,299             496
                                                              -----------    -----------     -----------
Net Assets..................................................  $ 9,266,568    $41,825,449     $12,987,876
                                                              ===========    ===========     ===========
Net Assets:
Accumulation Units..........................................    9,260,812     41,805,044      12,978,612
Retained by AXA Equitable in Separate Account No. 45........        5,756         20,405           9,264
                                                              -----------    -----------     -----------
Total net assets............................................  $ 9,266,568    $41,825,449     $12,987,876
                                                              ===========    ===========     ===========
Investments in shares of The Trusts, at cost................  $12,185,063    $66,642,438     $22,947,861
The Trusts shares held......................................
 Class A....................................................           --        447,408              --
 Class B....................................................    1,169,575     11,336,599       1,568,346


                                                              Multimanager
                                                                Large Cap      Multimanager      Multimanager
                                                               Core Equity   Large Cap Growth   Large Cap Value
                                                             -------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $3,537,946       $5,238,563        $12,093,743
Receivable for The Trusts shares sold.......................          107              204              7,508
Receivable for policy-related transactions..................           --               --                 --
                                                               ----------       ----------        -----------
  Total assets..............................................    3,538,053        5,238,767         12,101,251
                                                               ----------       ----------        -----------
Liabilities:
Payable for The Trusts shares purchased.....................           --               --                 --
Payable for policy-related transactions.....................          107              204              7,508
                                                               ----------       ----------        -----------
  Total liabilities.........................................          107              204              7,508
                                                               ----------       ----------        -----------
Net Assets..................................................   $3,537,946       $5,238,563        $12,093,743
                                                               ==========       ==========        ===========
Net Assets:
Accumulation Units..........................................    3,499,125        5,222,501         12,087,076
Retained by AXA Equitable in Separate Account No. 45........       38,821           16,062              6,667
                                                               ----------       ----------        -----------
Total net assets............................................   $3,537,946       $5,238,563        $12,093,743
                                                               ==========       ==========        ===========
Investments in shares of The Trusts, at cost................   $5,613,422       $9,418,367        $19,901,411
The Trusts shares held......................................
 Class A....................................................           --               --                 --
 Class B....................................................      506,458          992,112          1,675,914

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager     Multimanager
                                                              Mid Cap Growth   Mid Cap Value
                                                             ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 9,023,627     $10,563,875
Receivable for The Trusts shares sold.......................             --          79,585
Receivable for policy-related transactions..................        101,983              --
                                                                -----------     -----------
  Total assets..............................................      9,125,610      10,643,460
                                                                -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................        101,983              --
Payable for policy-related transactions.....................             --          79,585
                                                                -----------     -----------
  Total liabilities.........................................        101,983          79,585
                                                                -----------     -----------
Net Assets..................................................    $ 9,023,627     $10,563,875
                                                                ===========     ===========
Net Assets:
Accumulation Units..........................................      9,013,317      10,558,820
Retained by AXA Equitable in Separate Account No. 45........         10,310           5,055
                                                                -----------     -----------
Total net assets............................................    $ 9,023,627     $10,563,875
                                                                ===========     ===========
Investments in shares of The Trusts, at cost................    $16,064,328     $17,106,091
The Trusts shares held......................................
 Class A....................................................             --              --
 Class B....................................................      1,805,901       1,865,758


                                                                Multimanager       Multimanager    Multimanager
                                                              Small Cap Growth   Small Cap Value    Technology
                                                             ------------------ ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........     $4,185,278        $11,758,724     $15,299,671
Receivable for The Trusts shares sold.......................             --             29,544              --
Receivable for policy-related transactions..................         37,825                 --           6,597
                                                                 ----------        -----------     -----------
  Total assets..............................................      4,223,103         11,788,268      15,306,268
                                                                 ----------        -----------     -----------
Liabilities:
Payable for The Trusts shares purchased.....................         37,825                 --           6,597
Payable for policy-related transactions.....................             --             29,544              --
                                                                 ----------        -----------     -----------
  Total liabilities.........................................         37,825             29,544           6,597
                                                                 ----------        -----------     -----------
Net Assets..................................................     $4,185,278        $11,758,724     $15,299,671
                                                                 ==========        ===========     ===========
Net Assets:
Accumulation Units..........................................      4,168,248         11,746,305      15,262,811
Retained by AXA Equitable in Separate Account No. 45........         17,030             12,419          36,860
                                                                 ----------        -----------     -----------
Total net assets............................................     $4,185,278        $11,758,724     $15,299,671
                                                                 ==========        ===========     ===========
Investments in shares of The Trusts, at cost................     $7,488,722        $22,026,877     $22,780,483
The Trusts shares held......................................
 Class A....................................................             --                 --              --
 Class B....................................................        814,227          1,696,610       2,227,583

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008



                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Aggressive Allocation..................................     Class B 0.50%       $   8.62                    -
AXA Aggressive Allocation..................................     Class B 1.15%       $   8.35                  488
AXA Aggressive Allocation..................................     Class B 1.35%       $   8.27                  844
AXA Aggressive Allocation..................................     Class B 1.55%       $   8.19                  667
AXA Aggressive Allocation..................................     Class B 1.60%       $   8.17                  121
AXA Aggressive Allocation..................................     Class B 1.70%       $   9.00                    4
AXA Conservative Allocation................................     Class B 0.50%       $  10.43                    -
AXA Conservative Allocation................................     Class B 1.15%       $  10.10                  894
AXA Conservative Allocation................................     Class B 1.35%       $  10.00                  780
AXA Conservative Allocation................................     Class B 1.55%       $   9.90                  992
AXA Conservative Allocation................................     Class B 1.60%       $   9.88                  440
AXA Conservative Allocation................................     Class B 1.70%       $  10.29                    2
AXA Conservative-Plus Allocation...........................     Class B 0.50%       $   9.80                    -
AXA Conservative-Plus Allocation...........................     Class B 1.15%       $   9.49                  643
AXA Conservative-Plus Allocation...........................     Class B 1.35%       $   9.40                  798
AXA Conservative-Plus Allocation...........................     Class B 1.55%       $   9.30                  779
AXA Conservative-Plus Allocation...........................     Class B 1.60%       $   9.28                  681
AXA Conservative-Plus Allocation...........................     Class B 1.70%       $   9.82                    8
AXA Moderate Allocation....................................     Class A 1.15%       $  43.14                  542
AXA Moderate Allocation....................................     Class B 0.50%       $  47.34                    1
AXA Moderate Allocation....................................     Class B 1.15%       $  40.73                  726
AXA Moderate Allocation....................................     Class B 1.35%       $  38.88                1,952
AXA Moderate Allocation....................................     Class B 1.55%       $  37.11                1,572
AXA Moderate Allocation....................................     Class B 1.60%       $  36.68                  963
AXA Moderate Allocation....................................     Class B 1.70%       $  35.84                    4
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    -
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                1,974
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                3,168
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84                3,625
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                1,558
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                    1
EQ/AllianceBernstein Common Stock..........................     Class A 1.15%       $ 166.65                  164
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    4
EQ/AllianceBernstein Common Stock..........................     Class B 1.15%       $ 161.61                  259
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                  430
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                  232
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                  127
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    1
EQ/AllianceBernstein Intermediate Government Securities....     Class A 1.15%       $  21.79                  204
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    -
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.15%       $  21.16                  337
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                  860
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                1,536
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                1,090
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   22
EQ/AllianceBernstein International.........................     Class A 1.15%       $  10.46                  815
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    1
EQ/AllianceBernstein International.........................     Class B 1.15%       $  10.15                  909
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                2,218
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                2,398
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                1,144
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                    6
EQ/AllianceBernstein Small Cap Growth......................     Class A 1.15%       $  12.02                  134
EQ/AllianceBernstein Small Cap Growth......................     Class B 0.50%       $  12.62                    1
EQ/AllianceBernstein Small Cap Growth......................     Class B 1.15%       $  11.69                  717

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth........     Class B 1.35%        $ 11.42                  781
EQ/AllianceBernstein Small Cap Growth........     Class B 1.55%        $ 11.15                1,540
EQ/AllianceBernstein Small Cap Growth........     Class B 1.60%        $ 11.09                  604
EQ/AllianceBernstein Small Cap Growth........     Class B 1.70%        $ 10.96                    8
EQ/Ariel Appreciation II.....................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II.....................     Class B 1.15%        $  6.77                   12
EQ/Ariel Appreciation II.....................     Class B 1.35%        $  6.81                   42
EQ/Ariel Appreciation II.....................     Class B 1.55%        $  6.68                   30
EQ/Ariel Appreciation II.....................     Class B 1.60%        $  6.67                   12
EQ/Ariel Appreciation II.....................     Class B 1.70%        $  6.65                    2
EQ/BlackRock Basic Value Equity..............     Class B 0.50%        $ 16.70                    1
EQ/BlackRock Basic Value Equity..............     Class B 1.15%        $ 15.47                  826
EQ/BlackRock Basic Value Equity..............     Class B 1.35%        $ 15.11                1,458
EQ/BlackRock Basic Value Equity..............     Class B 1.55%        $ 14.75                1,279
EQ/BlackRock Basic Value Equity..............     Class B 1.60%        $ 14.66                  627
EQ/BlackRock Basic Value Equity..............     Class B 1.70%        $ 14.49                   13
EQ/BlackRock International Value.............     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value.............     Class B 1.15%        $ 14.33                  555
EQ/BlackRock International Value.............     Class B 1.35%        $ 14.00                  848
EQ/BlackRock International Value.............     Class B 1.55%        $ 13.67                  781
EQ/BlackRock International Value.............     Class B 1.60%        $ 13.59                  313
EQ/BlackRock International Value.............     Class B 1.70%        $ 13.43                    1
EQ/Boston Advisors Equity Income.............     Class B 0.50%        $  5.05                   --
EQ/Boston Advisors Equity Income.............     Class B 1.15%        $  4.73                  364
EQ/Boston Advisors Equity Income.............     Class B 1.35%        $  4.63                  533
EQ/Boston Advisors Equity Income.............     Class B 1.55%        $  4.54                  433
EQ/Boston Advisors Equity Income.............     Class B 1.60%        $  4.51                  319
EQ/Boston Advisors Equity Income.............     Class B 1.70%        $  4.47                    2
EQ/Calvert Socially Responsible..............     Class B 0.50%        $  5.86                   --
EQ/Calvert Socially Responsible..............     Class B 1.15%        $  5.51                   11
EQ/Calvert Socially Responsible..............     Class B 1.35%        $  5.40                   30
EQ/Calvert Socially Responsible..............     Class B 1.55%        $  5.30                   43
EQ/Calvert Socially Responsible..............     Class B 1.60%        $  5.28                    9
EQ/Calvert Socially Responsible..............     Class B 1.70%        $  5.23                   --
EQ/Capital Guardian Growth...................     Class B 0.50%        $  8.87                  142
EQ/Capital Guardian Growth...................     Class B 1.15%        $  8.21                   41
EQ/Capital Guardian Growth...................     Class B 1.35%        $  8.02                   90
EQ/Capital Guardian Growth...................     Class B 1.55%        $  7.83                  120
EQ/Capital Guardian Growth...................     Class B 1.60%        $  7.79                  109
EQ/Capital Guardian Growth...................     Class B 1.70%        $  7.70                   --
EQ/Capital Guardian Research.................     Class B 0.50%        $  8.48                    1
EQ/Capital Guardian Research.................     Class B 1.15%        $  7.96                  860
EQ/Capital Guardian Research.................     Class B 1.35%        $  7.80                1,644
EQ/Capital Guardian Research.................     Class B 1.55%        $  7.65                1,315
EQ/Capital Guardian Research.................     Class B 1.60%        $  7.61                  659
EQ/Capital Guardian Research.................     Class B 1.70%        $  7.54                    1
EQ/Caywood-Scholl High Yield Bond............     Class B 0.50%        $  9.25                   --
EQ/Caywood-Scholl High Yield Bond............     Class B 1.15%        $  9.03                  128
EQ/Caywood-Scholl High Yield Bond............     Class B 1.35%        $  8.96                  146
EQ/Caywood-Scholl High Yield Bond............     Class B 1.55%        $  8.90                  178
EQ/Caywood-Scholl High Yield Bond............     Class B 1.60%        $  8.88                   90
EQ/Caywood-Scholl High Yield Bond............     Class B 1.70%        $  8.85                   --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Davis New York Venture......................     Class B 0.50%        $  6.79                   --
EQ/Davis New York Venture......................     Class B 1.15%        $  6.69                  130
EQ/Davis New York Venture......................     Class B 1.35%        $  6.66                  211
EQ/Davis New York Venture......................     Class B 1.55%        $  6.63                  263
EQ/Davis New York Venture......................     Class B 1.60%        $  6.62                   75
EQ/Davis New York Venture......................     Class B 1.70%        $  6.60                    5
EQ/Equity 500 Index............................     Class A 1.15%        $ 20.36                   --
EQ/Equity 500 Index............................     Class B 0.50%        $ 21.79                   --
EQ/Equity 500 Index............................     Class B 1.15%        $ 19.77                  454
EQ/Equity 500 Index............................     Class B 1.35%        $ 19.19                1,388
EQ/Equity 500 Index............................     Class B 1.55%        $ 18.62                  812
EQ/Equity 500 Index............................     Class B 1.60%        $ 18.48                  453
EQ/Equity 500 Index............................     Class B 1.70%        $ 18.20                    4
EQ/Evergreen International Bond................     Class B 0.50%        $ 11.58                   --
EQ/Evergreen International Bond................     Class B 1.15%        $ 11.34                  280
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                  417
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                  454
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                  316
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                    3
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    2
EQ/Evergreen Omega.............................     Class B 1.15%        $  7.14                   91
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                  199
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                  348
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                  147
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   --
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                   --
EQ/Franklin Income.............................     Class B 1.15%        $  7.10                  374
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                  578
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                  619
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                  388
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                   --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                   --
EQ/Franklin Small Cap Value....................     Class B 1.15%        $  6.44                  103
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   86
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                   69
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   73
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                    2
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                   --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   98
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                  282
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                  157
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                  122
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                   --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                   37
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.15%        $ 10.16                   66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                  137
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                  138
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   67
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                    2
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                   40
EQ/GAMCO Small Company Value...................     Class B 1.15%        $ 21.14                  142
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                  264
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                  243

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/GAMCO Small Company Value...........     Class B 1.60%        $ 19.26                  150
EQ/GAMCO Small Company Value...........     Class B 1.70%        $ 18.86                    1
EQ/International Core PLUS.............     Class B 0.50%        $  9.76                  112
EQ/International Core PLUS.............     Class B 1.15%        $  9.16                  210
EQ/International Core PLUS.............     Class B 1.35%        $  8.98                  429
EQ/International Core PLUS.............     Class B 1.55%        $  8.81                  371
EQ/International Core PLUS.............     Class B 1.60%        $  8.76                  228
EQ/International Core PLUS.............     Class B 1.70%        $  8.68                   --
EQ/International Growth................     Class B 0.50%        $  9.93                   --
EQ/International Growth................     Class B 1.15%        $  9.70                  119
EQ/International Growth................     Class B 1.35%        $  9.63                  179
EQ/International Growth................     Class B 1.55%        $  9.55                  147
EQ/International Growth................     Class B 1.60%        $  9.54                  110
EQ/International Growth................     Class B 1.70%        $  9.50                    1
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    1
EQ/JPMorgan Core Bond..................     Class B 1.15%        $ 13.39                  439
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                  758
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                  782
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                  577
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                    4
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                   --
EQ/JPMorgan Value Opportunities........     Class B 1.15%        $  9.53                  463
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                  624
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                  279
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                  184
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   13
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    2
EQ/Large Cap Core PLUS.................     Class B 1.15%        $  6.83                   62
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                  255
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                  276
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                  183
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   --
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    1
EQ/Large Cap Growth Index..............     Class B 1.15%        $  5.04                  558
EQ/Large Cap Growth Index..............     Class B 1.35%        $  4.94                2,797
EQ/Large Cap Growth Index..............     Class B 1.55%        $  4.85                2,657
EQ/Large Cap Growth Index..............     Class B 1.60%        $  4.82                1,522
EQ/Large Cap Growth Index..............     Class B 1.70%        $  4.78                   15
EQ/Large Cap Growth PLUS...............     Class B 0.50%        $ 11.59                   --
EQ/Large Cap Growth PLUS...............     Class B 1.15%        $ 10.74                  824
EQ/Large Cap Growth PLUS...............     Class B 1.35%        $ 10.49                1,885
EQ/Large Cap Growth PLUS...............     Class B 1.55%        $ 10.24                  909
EQ/Large Cap Growth PLUS...............     Class B 1.60%        $ 10.18                  537
EQ/Large Cap Growth PLUS...............     Class B 1.70%        $ 10.06                    1
EQ/Large Cap Value Index...............     Class B 0.50%        $  4.57                   --
EQ/Large Cap Value Index...............     Class B 1.15%        $  4.47                   65
EQ/Large Cap Value Index...............     Class B 1.35%        $  4.51                  156
EQ/Large Cap Value Index...............     Class B 1.55%        $  4.42                   64
EQ/Large Cap Value Index...............     Class B 1.60%        $  4.41                   52
EQ/Large Cap Value Index...............     Class B 1.70%        $  4.39                    4
EQ/Large Cap Value PLUS................     Class A 1.15%        $  5.10                3,136
EQ/Large Cap Value PLUS................     Class B 0.50%        $ 10.38                    4
EQ/Large Cap Value PLUS................     Class B 1.15%        $  9.66                5,660

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Large Cap Value PLUS.................     Class B 1.35%        $  9.45                5,687
EQ/Large Cap Value PLUS.................     Class B 1.55%        $  9.24                5,899
EQ/Large Cap Value PLUS.................     Class B 1.60%        $  9.19                2,907
EQ/Large Cap Value PLUS.................     Class B 1.70%        $  9.09                   55
EQ/Long Term Bond.......................     Class B 0.50%        $ 11.37                   --
EQ/Long Term Bond.......................     Class B 1.15%        $ 11.10                   58
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                  122
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                  170
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   89
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                    1
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                   --
EQ/Lord Abbett Growth and Income........     Class B 1.15%        $  7.89                   36
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   75
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                   57
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   73
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                   --
EQ/Lord Abbett Large Cap Core...........     Class B 1.15%        $  8.79                   72
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   75
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                   81
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   48
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                   --
EQ/Lord Abbett Mid Cap Value............     Class B 1.15%        $  7.44                  181
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                  152
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                  139
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                  106
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                   --
EQ/Marsico Focus........................     Class B 1.15%        $ 11.05                  630
EQ/Marsico Focus........................     Class B 1.35%        $ 10.89                1,203
EQ/Marsico Focus........................     Class B 1.55%        $ 10.73                1,092
EQ/Marsico Focus........................     Class B 1.60%        $ 10.69                  569
EQ/Marsico Focus........................     Class B 1.70%        $ 10.61                    3
EQ/Mid Cap Index........................     Class B 0.50%        $  7.36                    2
EQ/Mid Cap Index........................     Class B 1.15%        $  6.97                  466
EQ/Mid Cap Index........................     Class B 1.35%        $  6.86                  935
EQ/Mid Cap Index........................     Class B 1.55%        $  6.74                1,671
EQ/Mid Cap Index........................     Class B 1.60%        $  6.71                  823
EQ/Mid Cap Index........................     Class B 1.70%        $  6.66                   12
EQ/Mid Cap Value PLUS...................     Class B 0.50%        $ 11.23                    2
EQ/Mid Cap Value PLUS...................     Class B 1.15%        $ 10.40                1,051
EQ/Mid Cap Value PLUS...................     Class B 1.35%        $ 10.16                1,128
EQ/Mid Cap Value PLUS...................     Class B 1.55%        $  9.92                2,080
EQ/Mid Cap Value PLUS...................     Class B 1.60%        $  9.86                  873
EQ/Mid Cap Value PLUS...................     Class B 1.70%        $  9.74                    6
EQ/Money Market.........................     Class A 1.15%        $ 33.25                  335
EQ/Money Market.........................     Class B 0.00%        $ 44.43                   25
EQ/Money Market.........................     Class B 0.50%        $ 38.72                   --
EQ/Money Market.........................     Class B 1.15%        $ 32.35                  627
EQ/Money Market.........................     Class B 1.35%        $ 30.60                1,288
EQ/Money Market.........................     Class B 1.55%        $ 28.93                1,454
EQ/Money Market.........................     Class B 1.60%        $ 28.54                1,382
EQ/Money Market.........................     Class B 1.70%        $ 27.75                   79

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%        $  4.22                   --
EQ/Montag & Caldwell Growth...................     Class B 1.15%        $  3.95                  305
EQ/Montag & Caldwell Growth...................     Class B 1.35%        $  3.87                  637
EQ/Montag & Caldwell Growth...................     Class B 1.55%        $  3.79                  607
EQ/Montag & Caldwell Growth...................     Class B 1.60%        $  3.77                  224
EQ/Montag & Caldwell Growth...................     Class B 1.70%        $  3.74                    2
EQ/Mutual Shares..............................     Class B 0.50%        $  6.69                   --
EQ/Mutual Shares..............................     Class B 1.15%        $  6.59                  107
EQ/Mutual Shares..............................     Class B 1.35%        $  6.56                  210
EQ/Mutual Shares..............................     Class B 1.55%        $  6.53                  170
EQ/Mutual Shares..............................     Class B 1.60%        $  6.52                   89
EQ/Mutual Shares..............................     Class B 1.70%        $  6.50                   --
EQ/Oppenheimer Global.........................     Class B 0.50%        $  6.90                   --
EQ/Oppenheimer Global.........................     Class B 1.15%        $  6.79                   43
EQ/Oppenheimer Global.........................     Class B 1.35%        $  6.76                   70
EQ/Oppenheimer Global.........................     Class B 1.55%        $  6.73                   59
EQ/Oppenheimer Global.........................     Class B 1.60%        $  6.72                   44
EQ/Oppenheimer Global.........................     Class B 1.70%        $  6.71                   --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%        $  6.87                   --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.15%        $  6.76                   19
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%        $  6.73                   36
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%        $  6.70                   15
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%        $  6.69                    8
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%        $  6.68                   --
EQ/Oppenheimer Main Street Small Cap..........     Class B 0.50%        $  6.68                   --
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.15%        $  6.58                    9
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.35%        $  6.55                   30
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.55%        $  6.52                   32
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.60%        $  6.51                   15
EQ/Oppenheimer Main Street Small Cap..........     Class B 1.70%        $  6.50                   --
EQ/PIMCO Real Return..........................     Class B 0.50%        $ 10.57                   --
EQ/PIMCO Real Return..........................     Class B 1.15%        $ 10.32                  566
EQ/PIMCO Real Return..........................     Class B 1.35%        $ 10.24                  991
EQ/PIMCO Real Return..........................     Class B 1.55%        $ 10.17                1,103
EQ/PIMCO Real Return..........................     Class B 1.60%        $ 10.15                  742
EQ/PIMCO Real Return..........................     Class B 1.70%        $ 10.11                    6
EQ/Quality Bond PLUS..........................     Class B 0.50%        $ 17.75                   --
EQ/Quality Bond PLUS..........................     Class B 1.15%        $ 16.06                  157
EQ/Quality Bond PLUS..........................     Class B 1.35%        $ 15.57                  223
EQ/Quality Bond PLUS..........................     Class B 1.55%        $ 15.10                  279
EQ/Quality Bond PLUS..........................     Class B 1.60%        $ 14.98                  196
EQ/Quality Bond PLUS..........................     Class B 1.70%        $ 14.75                    5
EQ/Short Duration Bond........................     Class B 0.50%        $ 10.61                   --
EQ/Short Duration Bond........................     Class B 1.15%        $ 10.36                   69
EQ/Short Duration Bond........................     Class B 1.35%        $ 10.28                  128
EQ/Short Duration Bond........................     Class B 1.55%        $ 10.20                  144
EQ/Short Duration Bond........................     Class B 1.60%        $ 10.18                  145
EQ/Short Duration Bond........................     Class B 1.70%        $ 10.15                    5
EQ/Small Company Index........................     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index........................     Class B 1.15%        $ 11.03                  241
EQ/Small Company Index........................     Class B 1.35%        $ 10.79                  558
EQ/Small Company Index........................     Class B 1.55%        $ 10.55                  461

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Small Company Index.......................     Class B 1.60%        $ 10.49                  227
EQ/Small Company Index.......................     Class B 1.70%        $ 10.37                    2
EQ/T. Rowe Price Growth Stock................     Class B 0.50%        $ 11.86                    1
EQ/T. Rowe Price Growth Stock................     Class B 1.15%        $ 10.38                   83
EQ/T. Rowe Price Growth Stock................     Class B 1.35%        $  9.96                  128
EQ/T. Rowe Price Growth Stock................     Class B 1.55%        $  9.55                  410
EQ/T. Rowe Price Growth Stock................     Class B 1.60%        $  9.45                  268
EQ/T. Rowe Price Growth Stock................     Class B 1.70%        $  9.26                    1
EQ/Templeton Growth..........................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..........................     Class B 1.15%        $  6.35                   91
EQ/Templeton Growth..........................     Class B 1.35%        $  6.32                  113
EQ/Templeton Growth..........................     Class B 1.55%        $  6.29                   87
EQ/Templeton Growth..........................     Class B 1.60%        $  6.29                   65
EQ/Templeton Growth..........................     Class B 1.70%        $  6.27                   --
EQ/UBS Growth and Income.....................     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.....................     Class B 1.15%        $  3.77                   66
EQ/UBS Growth and Income.....................     Class B 1.35%        $  3.69                  152
EQ/UBS Growth and Income.....................     Class B 1.55%        $  3.62                  116
EQ/UBS Growth and Income.....................     Class B 1.60%        $  3.60                   48
EQ/UBS Growth and Income.....................     Class B 1.70%        $  3.56                   --
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                  171
EQ/Van Kampen Comstock.......................     Class B 1.15%        $  7.19                   84
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                  159
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                  107
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                  107
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                   --
EQ/Van Kampen Emerging Markets Equity........     Class B 1.15%        $ 11.37                  864
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                1,341
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                1,328
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                  687
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                    1
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                  111
EQ/Van Kampen Mid Cap Growth.................     Class B 1.15%        $  8.43                  162
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                  208
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                  213
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                  127
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   --
Multimanager Aggressive Equity...............     Class A 1.15%        $ 37.23                  154
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                   --
Multimanager Aggressive Equity...............     Class B 1.15%        $ 36.11                  132
Multimanager Aggressive Equity...............     Class B 1.35%        $ 34.47                  139
Multimanager Aggressive Equity...............     Class B 1.55%        $ 32.90                   39
Multimanager Aggressive Equity...............     Class B 1.60%        $ 32.52                   32
Multimanager Aggressive Equity...............     Class B 1.70%        $ 31.77                   --
Multimanager Core Bond.......................     Class B 0.50%        $ 12.94                   88
Multimanager Core Bond.......................     Class B 1.15%        $ 12.36                  354
Multimanager Core Bond.......................     Class B 1.35%        $ 12.19                  699
Multimanager Core Bond.......................     Class B 1.55%        $ 12.02                  966
Multimanager Core Bond.......................     Class B 1.60%        $ 11.97                  707
Multimanager Core Bond.......................     Class B 1.70%        $ 11.89                    2
Multimanager Health Care.....................     Class B 0.50%        $  9.96                   --
Multimanager Health Care.....................     Class B 1.15%        $  9.51                  219

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager Health Care..................     Class B 1.35%        $  9.38                 296
Multimanager Health Care..................     Class B 1.55%        $  9.25                 295
Multimanager Health Care..................     Class B 1.60%        $  9.21                 180
Multimanager Health Care..................     Class B 1.70%        $  9.15                   2
Multimanager High Yield...................     Class A 1.15%        $ 26.89                  59
Multimanager High Yield...................     Class B 0.50%        $ 30.12                  --
Multimanager High Yield...................     Class B 1.15%        $ 26.08                 262
Multimanager High Yield...................     Class B 1.35%        $ 24.94                 540
Multimanager High Yield...................     Class B 1.55%        $ 23.85                 536
Multimanager High Yield...................     Class B 1.60%        $ 23.59                 300
Multimanager High Yield...................     Class B 1.70%        $ 23.07                   2
Multimanager International Equity.........     Class B 0.50%        $ 10.39                   1
Multimanager International Equity.........     Class B 1.15%        $  9.92                 236
Multimanager International Equity.........     Class B 1.35%        $  9.78                 400
Multimanager International Equity.........     Class B 1.55%        $  9.64                 417
Multimanager International Equity.........     Class B 1.60%        $  9.61                 279
Multimanager International Equity.........     Class B 1.70%        $  9.54                   1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                  --
Multimanager Large Cap Core Equity........     Class B 1.15%        $  7.73                  56
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                 118
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                 192
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                  96
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                   1
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                  --
Multimanager Large Cap Growth.............     Class B 1.15%        $  5.78                 170
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                 228
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                 314
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                 210
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                  --
Multimanager Large Cap Value..............     Class B 1.15%        $  9.19                 247
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                 404
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                 462
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                 229
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                  --
Multimanager Mid Cap Growth...............     Class B 1.15%        $  6.81                 256
Multimanager Mid Cap Growth...............     Class B 1.35%        $  6.72                 314
Multimanager Mid Cap Growth...............     Class B 1.55%        $  6.62                 535
Multimanager Mid Cap Growth...............     Class B 1.60%        $  6.60                 242
Multimanager Mid Cap Growth...............     Class B 1.70%        $  6.55                   3
Multimanager Mid Cap Value................     Class B 0.50%        $  9.22                  --
Multimanager Mid Cap Value................     Class B 1.15%        $  8.81                 200
Multimanager Mid Cap Value................     Class B 1.35%        $  8.68                 333
Multimanager Mid Cap Value................     Class B 1.55%        $  8.56                 451
Multimanager Mid Cap Value................     Class B 1.60%        $  8.53                 235
Multimanager Mid Cap Value................     Class B 1.70%        $  8.47                   5
Multimanager Small Cap Growth.............     Class B 0.50%        $  5.60                  --
Multimanager Small Cap Growth.............     Class B 1.15%        $  5.24                 142
Multimanager Small Cap Growth.............     Class B 1.35%        $  5.14                 293
Multimanager Small Cap Growth.............     Class B 1.55%        $  5.03                 240
Multimanager Small Cap Growth.............     Class B 1.60%        $  5.01                 136
Multimanager Small Cap Growth.............     Class B 1.70%        $  4.95                  --

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                        Contract charges     Unit Value     Units Outstanding (000s)
                                       ------------------   ------------   -------------------------
Multimanager Small Cap Value........     Class B 0.50%        $ 11.78                    1
Multimanager Small Cap Value........     Class B 1.15%        $ 10.96                  208
Multimanager Small Cap Value........     Class B 1.35%        $ 10.72                  392
Multimanager Small Cap Value........     Class B 1.55%        $ 10.48                  326
Multimanager Small Cap Value........     Class B 1.60%        $ 10.43                  174
Multimanager Small Cap Value........     Class B 1.70%        $ 10.31                    2
Multimanager Technology.............     Class B 0.50%        $  6.85                    1
Multimanager Technology.............     Class B 1.15%        $  6.54                  237
Multimanager Technology.............     Class B 1.35%        $  6.45                  444
Multimanager Technology.............     Class B 1.55%        $  6.36                1,152
Multimanager Technology.............     Class B 1.60%        $  6.34                  553
Multimanager Technology.............     Class B 1.70%        $  6.29                    1

----------
The accompanying notes are an integral part of these financial statements.







                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       AXA Aggressive   AXA Conservative
                                                         Allocation        Allocation
                                                     ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................    $     349,189      $  1,403,635
  Expenses:
    Asset-based charges............................          303,044           366,147
                                                       -------------      ------------
Net Investment Income (Loss).......................           46,145         1,037,488
                                                       -------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............       (1,398,562)         (976,004)
    Realized gain distribution from The Trusts.....        1,475,637           369,867
                                                       -------------      ------------
  Net realized gain (loss).........................           77,075          (606,137)
                                                       -------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments..................      (10,925,209)       (3,810,785)
                                                       -------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments......................................      (10,848,134)       (4,416,922)
                                                       -------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations........................    $ (10,801,989)     $ (3,379,434)
                                                       =============      ============


                                                      AXA Conservative-Plus     AXA Moderate
                                                            Allocation           Allocation
                                                     ----------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts......................       $  1,035,991        $    9,676,486
  Expenses:
    Asset-based charges............................            403,046             3,778,623
                                                          ------------        --------------
Net Investment Income (Loss).......................            632,945             5,897,863
                                                          ------------        --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments............         (1,575,949)            7,676,343
    Realized gain distribution from The Trusts.....            769,500            11,669,753
                                                          ------------        --------------
  Net realized gain (loss).........................           (806,449)           19,346,096
                                                          ------------        --------------
  Change in unrealized appreciation
    (depreciation) of investments..................         (6,475,354)         (108,258,241)
                                                          ------------        --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................        (7,281,803)          (88,912,145)
                                                          ------------        --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................      $ (6,648,858)       $  (83,014,282)
                                                          ============        ==============


                                                     AXA Moderate-Plus    EQ/AllianceBernstein
                                                         Allocation           Common Stock
                                                    -------------------  ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.....................     $   2,555,503         $    4,628,099
  Expenses:
    Asset-based charges...........................         1,647,868              3,995,227
                                                       -------------         --------------
Net Investment Income (Loss)......................           907,635                632,872
                                                       -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments...........        (3,429,690)           (16,962,615)
    Realized gain distribution from The Trusts....         5,971,824                     --
                                                       -------------         --------------
  Net realized gain (loss)........................         2,542,134            (16,962,615)
                                                       -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments.................       (48,476,768)          (147,411,408)
                                                       -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.....................................       (45,934,634)          (164,374,023)
                                                       -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.......................     $ (45,026,999)        $ (163,741,151)
                                                       =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein
                                                           Securities           International
                                                     --------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................      $2,625,838           $   3,344,463
  Expenses:
    Asset-based charges.............................       1,301,767               1,846,632
                                                          ----------           -------------
Net Investment Income (Loss)........................       1,324,071               1,497,831
                                                          ----------           -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (423,421)              6,213,145
    Realized gain distribution from The Trusts......              --               2,140,851
                                                          ----------           -------------
  Net realized gain (loss)..........................        (423,421)              8,353,996
                                                          ----------           -------------
  Change in unrealized appreciation
    (depreciation) of investments...................         796,576             (94,361,026)
                                                          ----------           -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................         373,155             (86,007,030)
                                                          ----------           -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................      $1,697,226           $ (84,509,199)
                                                          ==========           =============


                                                      EQ/AllianceBernstein
                                                            Small Cap            EQ/Ariel
                                                             Growth          Appreciation ll
                                                     ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $         215         $    7,015
  Expenses:
    Asset-based charges.............................           982,530             13,718
                                                         -------------         ----------
Net Investment Income (Loss)........................          (982,315)            (6,703)
                                                         -------------         ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (1,095,671)           (87,715)
    Realized gain distribution from The Trusts......            94,172              3,364
                                                         -------------         ----------
  Net realized gain (loss)..........................        (1,001,499)           (84,351)
                                                         -------------         ----------
  Change in unrealized appreciation
    (depreciation) of investments...................       (36,738,084)          (341,475)
                                                         -------------         ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (37,739,583)          (425,826)
                                                         -------------         ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (38,721,898)        $ (432,529)
                                                         =============         ==========



                                                        EQ/BlackRock
                                                         Basic Value        EQ/BlackRock
                                                           Equity        International Value
                                                      ----------------  --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   1,445,918       $   1,129,148
  Expenses:
    Asset-based charges.............................       1,333,656             792,543
                                                       -------------       -------------
Net Investment Income (Loss)........................         112,262             336,605
                                                       -------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (685,704)          3,835,422
    Realized gain distribution from The Trusts......         436,866           1,365,327
                                                       -------------       -------------
  Net realized gain (loss)..........................        (248,838)          5,200,749
                                                       -------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (41,345,683)        (36,278,703)
                                                       -------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (41,594,521)        (31,077,954)
                                                       -------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (41,482,259)      $ (30,741,349)
                                                       =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                             EQ/Calvert
                                                       EQ/Boston Advisors     Socially       EQ/Capital
                                                          Equity Income     Responsible   Guardian Growth
                                                      -------------------- ------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $    216,255      $    2,247     $     10,479
  Expenses:
    Asset-based charges.............................          134,306          12,689           76,359
                                                         ------------      ----------     ------------
Net Investment Income (Loss)........................           81,949         (10,442)         (65,880)
                                                         ------------      ----------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............         (485,417)        (57,076)        (412,854)
    Realized gain distribution from The Trusts......          107,990          11,409               --
                                                         ------------      ----------     ------------
  Net realized gain (loss)..........................         (377,427)        (45,667)        (412,854)
                                                         ------------      ----------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (3,375,238)       (422,966)      (2,544,929)
                                                         ------------      ----------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (3,752,665)       (468,633)      (2,957,783)
                                                         ------------      ----------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (3,670,716)     $ (479,075)    $ (3,023,663)
                                                         ============      ==========     ============


                                                           EQ/Capital      EQ/Caywood-Scholl    EQ/Davis New
                                                       Guardian Research    High Yield Bond     York Venture
                                                      ------------------- ------------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     483,395       $    400,579      $     33,414
  Expenses:
    Asset-based charges.............................          798,133             79,962            87,165
                                                        -------------       ------------      ------------
Net Investment Income (Loss)........................         (314,738)           320,617           (53,751)
                                                        -------------       ------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        4,525,473           (511,134)         (676,421)
    Realized gain distribution from The Trusts......          917,466                 --                --
                                                        -------------       ------------      ------------
  Net realized gain (loss)..........................        5,442,939           (511,134)         (676,421)
                                                        -------------       ------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (31,820,981)        (1,020,427)       (2,403,103)
                                                        -------------       ------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (26,378,042)        (1,531,561)       (3,079,524)
                                                        -------------       ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (26,692,780)      $ (1,210,944)     $ (3,133,275)
                                                        =============       ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Equity         EQ/Evergreen
                                                         500 Index      International Bond
                                                     ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   1,411,808      $   2,869,496
  Expenses:
    Asset-based charges.............................       1,258,019            228,721
                                                       -------------      -------------
Net Investment Income (Loss)........................         153,789          2,640,775
                                                       -------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (2,424,954)           (44,141)
    Realized gain distribution from The Trusts......         832,526                 --
                                                       -------------      -------------
  Net realized gain (loss)..........................      (1,592,428)           (44,141)
                                                       -------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (38,589,963)        (2,678,687)
                                                       -------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,182,391)        (2,722,828)
                                                       -------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,028,602)     $     (82,053)
                                                       =============      =============


                                                                                                            EQ/Franklin
                                                       EQ/Evergreen     EQ/Franklin      EQ/Franklin         Templeton
                                                           Omega           Income      Small Cap Value   Founding Strategy
                                                     ---------------- --------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     37,457    $  1,117,163      $   21,656        $    202,884
 Expenses:
  Asset-based charges...............................        102,638         269,294          27,162              69,856
                                                       ------------    ------------      ----------        ------------
Net Investment Income (Loss)........................        (65,181)        847,869          (5,506)            133,028
                                                       ------------    ------------      ----------        ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (195,030)     (1,180,804)       (302,036)           (535,180)
  Realized gain distribution from The Trusts........        111,201              --              --                   9
                                                       ------------    ------------      ----------        ------------
 Net realized gain (loss)...........................        (83,829)     (1,180,804)       (302,036)           (535,171)
                                                       ------------    ------------      ----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (2,133,841)     (6,703,627)       (610,370)         (1,869,014)
                                                       ------------    ------------      ----------        ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (2,217,670)     (7,884,431)       (912,406)         (2,404,185)
                                                       ------------    ------------      ----------        ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $ (2,282,851)   $ (7,036,562)     $ (917,912)       $ (2,271,157)
                                                       ============    ============      ==========        ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/GAMCO        EQ/GAMCO
                                                       Mergers and   Small Company   EQ/International
                                                      Acquisitions       Value           Core PLUS
                                                     -------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   25,835    $    119,689     $     284,034
  Expenses:
    Asset-based charges.............................       74,728         291,544           251,367
                                                       ----------    ------------     -------------
Net Investment Income (Loss)........................      (48,893)       (171,855)           32,667
                                                       ----------    ------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (227,347)       (329,145)       (1,805,796)
    Realized gain distribution from The Trusts......      209,645         708,047           319,190
                                                       ----------    ------------     -------------
  Net realized gain (loss)..........................      (17,702)        378,902        (1,486,606)
                                                       ----------    ------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (807,202)     (7,569,043)       (9,833,163)
                                                       ----------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (824,904)     (7,190,141)      (11,319,769)
                                                       ----------    ------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (873,797)   $ (7,361,996)    $ (11,287,102)
                                                       ==========    ============     =============



                                                      EQ/International    EQ/JPMorgan        EQ/JPMorgan
                                                           Growth          Core Bond     Value Opportunities
                                                     ------------------ --------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     72,056     $  1,614,925      $     385,745
  Expenses:
    Asset-based charges.............................         106,107          633,103            316,256
                                                        ------------     ------------      -------------
Net Investment Income (Loss)........................         (34,051)         981,822             69,489
                                                        ------------     ------------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (564,558)      (2,040,351)          (728,359)
    Realized gain distribution from The Trusts......         146,219               --            228,226
                                                        ------------     ------------      -------------
  Net realized gain (loss)..........................        (418,339)      (2,040,351)          (500,133)
                                                        ------------     ------------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (3,382,626)      (3,731,083)       (10,402,733)
                                                        ------------     ------------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (3,800,965)      (5,771,434)       (10,902,866)
                                                        ------------     ------------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (3,835,016)    $ (4,789,612)     $ (10,833,377)
                                                        ============     ============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Large Cap    EQ/Large Cap
                                                        Core PLUS      Growth Index
                                                     --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     25,054    $      71,724
  Expenses:
    Asset-based charges.............................       114,474          783,014
                                                      ------------    -------------
Net Investment Income (Loss)........................       (89,420)        (711,290)
                                                      ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (260,797)      (3,849,167)
    Realized gain distribution from The Trusts......            --               --
                                                      ------------    -------------
  Net realized gain (loss)..........................      (260,797)      (3,849,167)
                                                      ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (3,142,694)     (19,976,248)
                                                      ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (3,403,491)     (23,825,415)
                                                      ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (3,492,911)   $ (24,536,705)
                                                      ============    =============


                                                       EQ/Large Cap     EQ/Large Cap      EQ/Large Cap       EQ/Long
                                                        Growth PLUS      Value Index       Value PLUS       Term Bond
                                                     ---------------- ---------------- ------------------ ------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $      68,035     $     35,739     $    7,970,559    $ 230,216
  Expenses:
    Asset-based charges.............................        911,660           48,979          4,189,799       70,094
                                                      -------------     ------------     --------------    ---------
Net Investment Income (Loss)........................       (843,625)         (13,240)         3,780,760      160,122
                                                      -------------     ------------     --------------    ---------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,424,309)      (2,930,372)       (20,911,819)      (5,676)
    Realized gain distribution from The Trusts......             --          153,979                 --       26,101
                                                      -------------     ------------     --------------    ---------
  Net realized gain (loss)..........................     (7,424,309)      (2,776,393)       (20,911,819)      20,425
                                                      -------------     ------------     --------------    ---------
  Change in unrealized appreciation
    (depreciation) of investments...................    (22,058,863)      (1,093,512)      (144,266,299)     (69,315)
                                                      -------------     ------------     --------------    ---------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (29,483,172)      (3,869,905)      (165,178,118)     (48,890)
                                                      -------------     ------------     --------------    ---------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (30,326,797)    $ (3,883,145)    $ (161,397,358)   $ 111,232
                                                      =============     ============     ==============    =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/Lord Abbett
                                                        Growth and    EQ/Lord Abbett   EQ/Lord Abbett
                                                          Income      Large Cap Core    Mid Cap Value
                                                     --------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     38,513      $   28,439      $     84,895
  Expenses:
    Asset-based charges.............................        44,752          31,268            86,034
                                                      ------------      ----------      ------------
Net Investment Income (Loss)........................        (6,239)         (2,829)           (1,139)
                                                      ------------      ----------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (303,793)       (193,861)         (545,929)
    Realized gain distribution from The Trusts......         7,588          15,378           176,542
                                                      ------------      ----------      ------------
  Net realized gain (loss)..........................      (296,205)       (178,483)         (369,387)
                                                      ------------      ----------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (1,053,164)       (687,631)       (2,644,830)
                                                      ------------      ----------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,349,369)       (866,114)       (3,014,217)
                                                      ------------      ----------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (1,355,608)     $ (868,943)     $ (3,015,356)
                                                      ============      ==========      ============


                                                        EQ/Marsico        EQ/Mid Cap        EQ/Mid Cap
                                                           Focus            Index           Value PLUS
                                                     ---------------- ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     500,591     $     368,287     $   1,098,876
  Expenses:
    Asset-based charges.............................        813,536           682,836         1,204,952
                                                      -------------     -------------     -------------
Net Investment Income (Loss)........................       (312,945)         (314,549)         (106,076)
                                                      -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      1,326,363        (2,268,550)       (9,562,382)
    Realized gain distribution from The Trusts......        582,461           508,005                --
                                                      -------------     -------------     -------------
  Net realized gain (loss)..........................      1,908,824        (1,760,545)       (9,562,382)
                                                      -------------     -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (30,196,733)      (27,527,530)      (30,330,187)
                                                      -------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (28,287,909)      (29,288,075)      (39,892,569)
                                                      -------------     -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (28,600,854)    $ (29,602,624)    $ (39,998,645)
                                                      =============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                      EQ/Montag
                                                        EQ/Money      & Caldwell      EQ/Mutual
                                                         Market         Growth          Shares
                                                     ------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $2,851,198    $     16,754    $    190,271
  Expenses:
    Asset-based charges.............................   2,002,495          88,923          80,777
                                                      ----------    ------------    ------------
Net Investment Income (Loss)........................     848,703         (72,169)        109,494
                                                      ----------    ------------    ------------
Realized and Unrealized Gain (Loss) on
  Investments:                                                 --
    Realized gain (loss) on investments.............      (3,402)       (107,703)       (488,765)
    Realized gain distribution from The Trusts......          --              --              --
                                                      ----------    ------------    ------------
  Net realized gain (loss)..........................      (3,402)       (107,703)       (488,765)
                                                      ----------    ------------    ------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (9,390)     (2,480,481)     (2,287,364)
                                                      ----------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (12,792)     (2,588,184)     (2,776,129)
                                                      ----------    ------------    ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  835,911    $ (2,660,353)   $ (2,666,635)
                                                      ==========    ============    ============



                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Oppenheimer     Main Street      Main Street
                                                          Global         Opportunity       Small Cap
                                                     ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     24,778      $    4,138       $      582
  Expenses:
    Asset-based charges.............................         32,716           8,840           13,853
                                                       ------------      ----------       ----------
Net Investment Income (Loss)........................         (7,938)         (4,702)         (13,271)
                                                       ------------      ----------       ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (396,458)        (73,027)        (249,225)
    Realized gain distribution from The Trusts......          3,717              --            2,303
                                                       ------------      ----------       ----------
  Net realized gain (loss)..........................       (392,741)        (73,027)        (246,922)
                                                       ------------      ----------       ----------
  Change in unrealized appreciation
    (depreciation) of investments...................       (826,691)       (237,359)        (162,289)
                                                       ------------      ----------       ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,219,432)       (310,386)        (409,211)
                                                       ------------      ----------       ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (1,227,370)     $ (315,088)      $ (422,482)
                                                       ============      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/PIMCO       EQ/Quality       EQ/Short
                                                       Real Return      Bond PLUS     Duration Bond
                                                     --------------- --------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    997,037    $    770,939     $  319,897
  Expenses:
    Asset-based charges.............................       447,241         222,695         72,446
                                                      ------------    ------------     ----------
Net Investment Income (Loss)........................       549,796         548,244        247,451
                                                      ------------    ------------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (146,319)       (371,008)       (59,417)
    Realized gain distribution from The Trusts......     1,920,998              --             --
                                                      ------------    ------------     ----------
  Net realized gain (loss)..........................     1,774,679        (371,008)       (59,417)
                                                      ------------    ------------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (5,251,210)     (1,378,485)      (360,057)
                                                      ------------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (3,476,531)     (1,749,493)      (419,474)
                                                      ------------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ (2,926,735)   $ (1,201,249)    $ (172,023)
                                                      ============    ============     ==========


                                                         EQ/Small     EQ/T. Rowe Price    EQ/Templeton
                                                      Company Index     Growth Stock         Growth
                                                     --------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     179,653     $        449      $     52,741
  Expenses:
    Asset-based charges.............................        324,416          204,392            50,893
                                                      -------------     ------------      ------------
Net Investment Income (Loss)........................       (144,763)        (203,943)            1,848
                                                      -------------     ------------      ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (508,496)        (278,959)         (368,490)
    Realized gain distribution from The Trusts......      1,759,774            2,769                --
                                                      -------------     ------------      ------------
  Net realized gain (loss)..........................      1,251,278         (276,190)         (368,490)
                                                      -------------     ------------      ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (10,213,852)      (6,594,160)       (1,482,078)
                                                      -------------     ------------      ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (8,962,574)      (6,870,350)       (1,850,568)
                                                      -------------     ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (9,107,337)    $ (7,074,293)     $ (1,848,720)
                                                      =============     ============      ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/UBS                        EQ/Van Kampen
                                                        Growth and    EQ/Van Kampen   Emerging Markets
                                                          Income         Comstock          Equity
                                                     --------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     24,546    $    117,432     $     119,228
  Expenses:
    Asset-based charges.............................        30,548          68,994         1,268,958
                                                      ------------    ------------     -------------
Net Investment Income (Loss)........................        (6,002)         48,438        (1,149,730)
                                                      ------------    ------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (38,928)       (543,798)        1,481,192
    Realized gain distribution from The Trusts......            --          42,825         4,538,873
                                                      ------------    ------------     -------------
  Net realized gain (loss)..........................       (38,928)       (500,973)        6,020,065
                                                      ------------    ------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (994,669)     (1,603,924)      (73,893,183)
                                                      ------------    ------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,033,597)     (2,104,897)      (67,873,118)
                                                      ------------    ------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (1,039,599)   $ (2,056,459)    $ (69,022,848)
                                                      ============    ============     =============


                                                      EQ/Van Kampen
                                                         Mid Cap         Multimanager      Multimanager
                                                          Growth      Aggressive Equity     Core Bond
                                                     --------------- ------------------- ---------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $         --      $     110,134     $   1,694,730
  Expenses:
    Asset-based charges.............................       119,798            373,047           512,530
                                                      ------------      -------------     -------------
Net Investment Income (Loss)........................      (119,798)          (262,913)        1,182,200
                                                      ------------      -------------     -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (830,862)        (1,506,934)         (287,365)
    Realized gain distribution from The Trusts......            --                 --           900,241
                                                      ------------      -------------     -------------
  Net realized gain (loss)..........................      (830,862)        (1,506,934)          612,876
                                                      ------------      -------------     -------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (4,190,499)       (15,491,622)       (1,437,654)
                                                      ------------      -------------     -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (5,021,361)       (16,998,556)         (824,778)
                                                      ------------      -------------     -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (5,141,159)     $ (17,261,469)    $     357,422
                                                      ============      =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager     Multimanager
                                                        Health Care      High Yield
                                                     ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         --    $   5,056,792
  Expenses:
    Asset-based charges.............................        157,742          854,053
                                                       ------------    -------------
Net Investment Income (Loss)........................       (157,742)       4,202,739
                                                       ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (349,086)      (4,364,828)
    Realized gain distribution from The Trusts......        123,588               --
                                                       ------------    -------------
  Net realized gain (loss)..........................       (225,498)      (4,364,828)
                                                       ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (3,149,852)     (14,923,652)
                                                       ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (3,375,350)     (19,288,480)
                                                       ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (3,533,092)   $ (15,085,741)
                                                       ============    =============


                                                        Multimanager     Multimanager     Multimanager     Multimanager
                                                       International       Large Cap        Large Cap        Large Cap
                                                           Equity         Core Equity        Growth            Value
                                                     ----------------- ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     313,563     $     26,745     $         --     $    233,953
  Expenses:
    Asset-based charges.............................         308,684           66,776          126,731          268,553
                                                       -------------     ------------     ------------     ------------
Net Investment Income (Loss)........................           4,879          (40,031)        (126,731)         (34,600)
                                                       -------------     ------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............          98,968         (136,198)        (447,651)      (1,395,627)
    Realized gain distribution from The Trusts......         407,702           13,100            1,404           45,494
                                                       -------------     ------------     ------------     ------------
  Net realized gain (loss)..........................         506,670         (123,098)        (446,247)      (1,350,133)
                                                       -------------     ------------     ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (13,469,510)      (2,723,122)      (4,328,092)      (7,297,175)
                                                       -------------     ------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (12,962,840)      (2,846,220)      (4,774,339)      (8,647,308)
                                                       -------------     ------------     ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (12,957,961)    $ (2,886,251)    $ (4,901,070)    $ (8,681,908)
                                                       =============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       Multimanager    Multimanager
                                                         Mid Cap          Mid Cap
                                                          Growth           Value
                                                     --------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $         --     $     66,246
  Expenses:
    Asset-based charges.............................       210,120          209,043
                                                      ------------     ------------
Net Investment Income (Loss)........................      (210,120)        (142,797)
                                                      ------------     ------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (961,730)      (1,949,943)
    Realized gain distribution from The Trusts......       151,997          177,956
                                                      ------------     ------------
  Net realized gain (loss)..........................      (809,733)      (1,771,987)
                                                      ------------     ------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (6,844,714)      (4,317,006)
                                                      ------------     ------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (7,654,447)      (6,088,993)
                                                      ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (7,864,567)    $ (6,231,790)
                                                      ============     ============



                                                       Multimanager     Multimanager
                                                         Small Cap        Small Cap      Multimanager
                                                          Growth            Value         Technology
                                                     ---------------- ---------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $         --     $     42,334    $          --
  Expenses:
    Asset-based charges.............................         94,648          279,679          388,320
                                                       ------------     ------------    -------------
Net Investment Income (Loss)........................        (94,648)        (237,345)        (388,320)
                                                       ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (993,211)      (4,143,376)         996,274
    Realized gain distribution from The Trusts......         24,995           79,479               --
                                                       ------------     ------------    -------------
  Net realized gain (loss)..........................       (968,216)      (4,063,897)         996,274
                                                       ------------     ------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (2,572,629)      (4,374,747)     (16,310,308)
                                                       ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (3,540,845)      (8,438,644)     (15,314,034)
                                                       ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (3,635,493)    $ (8,675,989)   $ (15,702,354)
                                                       ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                           AXA Aggressive                 AXA Conservative
                                                             Allocation                      Allocation
                                                  -------------------------------- -------------------------------
                                                        2008             2007            2008            2007
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $       46,145   $    252,511    $  1,037,488    $    436,817
  Net realized gain (loss) on investments.......           77,075      2,078,690        (606,137)        672,134
  Change in unrealized appreciation
    (depreciation) of investments................     (10,925,209)    (1,520,870)     (3,810,785)       (382,382)
                                                   --------------   ------------    ------------    ------------
  Net Increase (decrease) in net assets from
    operations...................................     (10,801,989)       810,331      (3,379,434)        726,569
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         145,112        381,248         324,759         286,364
    Transfers between funds including
      guaranteed interest account, net...........       5,398,802      9,763,502      19,774,695       9,166,320
    Transfers for contract benefits and
      terminations...............................      (1,575,895)    (3,802,147)     (4,167,724)     (3,834,202)
    Contract maintenance charges.................         (91,753)       (63,543)        (70,370)        (38,183)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
  contractowners transactions....................       3,876,266      6,279,060      15,861,360       5,580,299
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets................      (6,925,723)     7,089,391      12,481,926       6,306,868
Net Assets - Beginning of Period.................      24,480,483     17,391,092      18,546,900      12,240,032
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period.......................  $   17,554,760   $ 24,480,483    $ 31,028,826    $ 18,546,900
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              --             --              --              --
  Redeemed.......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
  Net Increase (Decrease)........................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             838          1,205           2,557           1,388
  Redeemed.......................................            (490)          (749)         (1,080)           (880)
                                                   --------------   ------------    ------------    ------------
  Net Increase (Decrease)........................             348            456           1,477             508
                                                   --------------   ------------    ------------    ------------


                                                       AXA Conservative-Plus                 AXA Moderate
                                                            Allocation                        Allocation
                                                  ------------------------------- ----------------------------------
                                                        2008            2007             2008             2007
                                                  --------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    632,945    $    535,650    $     5,897,863   $   6,167,800
  Net realized gain (loss) on investments........      (806,449)        954,535         19,346,096      23,687,374
  Change in unrealized appreciation
    (depreciation) of investments................    (6,475,354)       (664,944)      (108,258,241)    (12,592,262)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (decrease) in net assets from
    operations...................................    (6,648,858)        825,241        (83,014,282)     17,262,912
                                                   ------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       370,809         401,329          2,405,491       3,554,030
    Transfers between funds including
      guaranteed interest account, net...........    10,159,491      11,589,753          3,735,495      11,560,892
    Transfers for contract benefits and
      terminations...............................    (3,982,861)     (3,277,237)       (39,216,453)    (48,454,592)
    Contract maintenance charges.................       (71,688)        (40,712)          (948,681)       (921,932)
                                                   ------------    ------------    ---------------   -------------
Net increase (decrease) in net assets from
  contractowners transactions....................     6,475,751       8,673,133        (34,024,148)    (34,261,602)
                                                   ------------    ------------    ---------------   -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......            --              --         (4,515,000)             --
                                                   ------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................      (173,107)      9,498,374       (121,553,430)    (16,998,690)
Net Assets - Beginning of Period.................    27,426,261      17,927,887        344,798,805     361,797,495
                                                   ------------    ------------    ---------------   -------------
Net Assets - End of Period.......................  $ 27,253,154    $ 27,426,261    $   223,245,375   $ 344,798,805
                                                   ============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................            --              --                 98              72
  Redeemed.......................................            --              --               (126)           (115)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................            --              --                (28)            (43)
                                                   ------------    ------------    ---------------   -------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................         1,705           1,378                519             473
  Redeemed.......................................        (1,121)           (634)            (1,288)         (1,107)
                                                   ------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................           584             744               (769)           (634)
                                                   ------------    ------------    ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA Moderate-Plus Allocation     EQ/AllianceBernstein Common Stock
                                                  --------------------------------- -----------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $      907,635   $   1,815,537    $       632,872   $    (1,830,618)
  Net realized gain (loss) on investments.......        2,542,134       6,765,018        (16,962,615)       (1,763,765)
  Change in unrealized appreciation
    (depreciation) of investments................     (48,476,768)     (3,928,324)      (147,411,408)       15,446,391
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (decrease) in net assets from
    operations...................................     (45,026,999)      4,652,231       (163,741,151)       11,852,008
                                                   --------------   -------------    ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         727,685       2,654,637          2,371,830         2,512,081
    Transfers between funds including
      guaranteed interest account, net...........      17,506,485      50,568,239        (29,545,122)      (51,051,864)
    Transfers for contract benefits and
      terminations...............................      (8,516,171)    (11,054,225)       (34,558,772)      (63,484,902)
    Contract maintenance charges.................        (378,692)       (317,869)        (1,255,722)       (1,518,413)
                                                   --------------   -------------    ---------------   ---------------
Net increase (decrease) in net assets from
  contractowners transactions....................       9,339,307      41,850,782        (62,987,786)     (113,543,098)
                                                   --------------   -------------    ---------------   ---------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --              --           (287,000)               --
                                                   --------------   -------------    ---------------   ---------------
Increase (Decrease) in Net Assets................     (35,687,692)     46,503,013       (227,015,937)     (101,691,090)
Net Assets - Beginning of Period.................     127,567,595      81,064,582        412,628,914       514,320,004
                                                   --------------   -------------    ---------------   ---------------
Net Assets - End of Period.......................  $   91,879,903   $ 127,567,595    $   185,612,977   $   412,628,914
                                                   ==============   =============    ===============   ===============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              --              --                  9                 3
  Redeemed.......................................              --              --                (48)              (66)
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (Decrease)........................              --              --                (39)              (63)
                                                   --------------   -------------    ---------------   ---------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................           2,881           4,863                 17                 9
  Redeemed.......................................          (2,196)         (1,646)              (261)             (355)
                                                   --------------   -------------    ---------------   ---------------
  Net Increase (Decrease)........................             685           3,217               (244)             (346)
                                                   --------------   -------------    ---------------   ---------------


                                                   EQ/AllianceBernstein Intermediate
                                                         Government Securities        EQ/AllianceBernstein International
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ------------------ ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   1,324,071     $    2,557,590   $     1,497,831   $    (352,585)
  Net realized gain (loss) on investments........        (423,421)          (596,245)        8,353,996      31,478,502
  Change in unrealized appreciation
    (depreciation) of investments................         796,576          3,117,884       (94,361,026)    (12,662,902)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (decrease) in net assets from
    operations...................................       1,697,226          5,079,229       (84,509,199)     18,463,015
                                                    -------------     --------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         411,083            555,059           669,553         900,894
    Transfers between funds including
      guaranteed interest account, net...........      (2,120,465)        (6,240,913)      (10,042,392)     (4,858,792)
    Transfers for contract benefits and
      terminations...............................     (13,067,578)       (15,249,455)      (13,649,409)    (22,785,317)
    Contract maintenance charges.................        (205,254)          (196,818)         (441,352)       (511,666)
                                                    -------------     --------------   ---------------   -------------
Net increase (decrease) in net assets from
  contractowners transactions....................     (14,982,214)       (21,132,127)      (23,463,600)    (27,254,881)
                                                    -------------     --------------   ---------------   -------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......              --                 --          (269,000)          1,145
                                                    -------------     --------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (13,284,988)       (16,052,898)     (108,241,799)     (8,790,721)
Net Assets - Beginning of Period.................      94,380,996        110,433,894       181,898,116     190,688,837
                                                    -------------     --------------   ---------------   -------------
Net Assets - End of Period.......................   $  81,096,008     $   94,380,996   $    73,656,317   $ 181,898,116
                                                    =============     ==============   ===============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              92                 40                14              64
  Redeemed.......................................             (93)               (73)             (177)           (216)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (Decrease)........................              (1)               (33)             (163)            152
                                                    -------------     --------------   ---------------   -------------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             597                236               339             400
  Redeemed.......................................          (1,367)            (1,318)           (1,668)         (1,641)
                                                    -------------     --------------   ---------------   -------------
  Net Increase (Decrease)........................            (770)            (1,082)           (1,329)         (1,241)
                                                    -------------     --------------   ---------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/AllianceBernstein
                                                          Small Cap Growth             EQ/Ariel Appreciation ll
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $     (982,315)  $  (1,425,849)    $   (6,703)     $  (10,612)
  Net realized gain (loss) on investments.......       (1,001,499)     20,005,792        (84,351)         76,165
  Change in unrealized appreciation
    (depreciation) of investments................     (36,738,084)     (4,619,449)      (341,475)       (123,806)
                                                   --------------   -------------     ----------      ----------
  Net Increase (decrease) in net assets from
    operations...................................     (38,721,898)     13,960,494       (432,529)        (58,253)
                                                   --------------   -------------     ----------      ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         386,651         537,778            266           7,431
    Transfers between funds including
      guaranteed interest account, net...........      (4,317,721)    (12,446,614)        86,841         433,749
    Transfers for contract benefits and
      terminations...............................      (7,382,378)    (11,297,746)      (100,670)        (74,125)
    Contract maintenance charges.................        (240,082)       (272,834)        (3,613)         (2,681)
                                                   --------------   -------------     ----------      ----------
Net increase (decrease) in net assets from
  contractowners transactions....................     (11,553,530)    (23,479,416)       (17,176)        364,374
                                                   --------------   -------------     ----------      ----------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45.......         (23,000)         (1,734)            --              --
                                                   --------------   -------------     ----------      ----------
Increase (Decrease) in Net Assets................     (50,298,428)     (9,520,656)      (449,705)        306,121
Net Assets - Beginning of Period.................      93,205,152     102,725,808      1,109,087         802,966
                                                   --------------   -------------     ----------      ----------
Net Assets - End of Period.......................  $   42,906,724   $  93,205,152     $  659,382      $1,109,087
                                                   ==============   =============     ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued.........................................              20              15             --              --
  Redeemed.......................................             (41)           (164)            --              --
                                                   --------------   -------------     ----------      ----------
  Net Increase (Decrease)........................             (21)           (149)            --              --
                                                   --------------   -------------     ----------      ----------
Unit Activity 0.50% to 1.70% Class B
  Issued.........................................             145             144             36              84
  Redeemed.......................................            (826)         (1,191)           (38)            (54)
                                                   --------------   -------------     ----------      ----------
  Net Increase (Decrease)........................            (681)         (1,047)            (2)             30
                                                   --------------   -------------     ----------      ----------


                                                            EQ/BlackRock                      EQ/BlackRock
                                                         Basic Value Equity                International Value
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)..................   $      112,262   $    (621,770)   $      336,605   $      287,550
  Net realized gain (loss) on investments.......         (248,838)     17,272,238         5,200,749       17,325,410
  Change in unrealized appreciation
    (depreciation) of investments...............      (41,345,683)    (16,021,564)      (36,278,703)     (10,420,378)
                                                   --------------   -------------    --------------   --------------
  Net Increase (decrease) in net assets from
    operations..................................      (41,482,259)        628,904       (30,741,349)       7,192,582
                                                   --------------   -------------    --------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners.......          331,435         558,212           238,871          451,734
    Transfers between funds including
      guaranteed interest account, net..........       (7,773,695)    (11,090,916)       (8,662,764)      (1,360,437)
    Transfers for contract benefits and
      terminations..............................      (11,572,057)    (16,838,153)       (6,775,449)     (10,654,140)
    Contract maintenance charges................         (318,944)       (377,791)         (192,766)        (235,175)
                                                   --------------   -------------    --------------   --------------
Net increase (decrease) in net assets from
  contractowners transactions...................      (19,333,261)    (27,748,648)      (15,392,108)     (11,798,018)
                                                   --------------   -------------    --------------   --------------
Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 45......         (160,000)             --           (50,000)              --
                                                   --------------   -------------    --------------   --------------
Increase (Decrease) in Net Assets...............      (60,975,520)    (27,119,744)      (46,183,457)      (4,605,436)
Net Assets - Beginning of Period................      124,064,424     151,184,168        80,974,872       85,580,308
                                                   --------------   -------------    --------------   --------------
Net Assets - End of Period......................   $   63,088,904   $ 124,064,424    $   34,791,415   $   80,974,872
                                                   ==============   =============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
  Issued........................................               --              --                --               --
  Redeemed......................................               --              --                --               --
                                                   --------------   -------------    --------------   --------------
  Net Increase (Decrease).......................               --              --                --               --
                                                   --------------   -------------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
  Issued........................................              234             169               179              392
  Redeemed......................................           (1,194)         (1,284)             (949)            (877)
                                                   --------------   -------------    --------------   --------------
  Net Increase (Decrease).......................             (960)         (1,115)             (770)            (485)
                                                   --------------   -------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Boston Advisors             EQ/Calvert Socially
                                                           Equity Income                   Responsible
                                                  ------------------------------- ------------------------------
                                                        2008            2007           2008           2007
                                                  --------------- --------------- ------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      81,949   $     24,831    $  (10,442)     $ (13,211)
 Net realized gain (loss) on investments.........       (377,427)     1,786,893       (45,667)        94,185
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,375,238)    (1,377,535)     (422,966)        19,986
                                                   -------------   ------------    ----------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,670,716)       434,189      (479,075)       100,960
                                                   -------------   ------------    ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          8,562         37,399         4,909         30,792
  Transfers between funds including
   guaranteed interest account, net..............        607,929     (2,327,254)       29,576         40,738
  Transfers for contract benefits and
   terminations..................................     (1,165,126)    (1,831,995)     (159,630)      (113,871)
  Contract maintenance charges...................        (30,443)       (31,969)       (2,810)        (2,761)
                                                   -------------   ------------    ----------      ---------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (579,078)    (4,153,819)     (127,955)       (45,102)
                                                   -------------   ------------    ----------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         22,000             --            --             --
                                                   -------------   ------------    ----------      ---------
Increase (Decrease) in Net Assets................     (4,227,794)    (3,719,630)     (607,030)        55,858
Net Assets - Beginning of Period.................     11,859,998     15,579,628     1,110,890      1,055,032
                                                   -------------   ------------    ----------      ---------
Net Assets - End of Period.......................  $   7,632,204   $ 11,859,998    $  503,860      $1,110,890
                                                   =============   ============    ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --            --             --
 Redeemed........................................             --             --            --             --
                                                   -------------   ------------    ----------      ----------
 Net Increase (Decrease).........................             --             --            --             --
                                                   -------------   ------------    ----------      ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            524            309            40             31
 Redeemed........................................           (592)          (900)          (57)           (37)
                                                   -------------   ------------    ----------      ----------
 Net Increase (Decrease).........................            (68)          (591)          (17)            (6)
                                                   -------------   ------------    ----------      ----------


                                                            EQ/Capital                      EQ/Capital
                                                         Guardian Growth               Guardian Research (a)
                                                  ------------------------------ ---------------------------------
                                                        2008           2007            2008             2007
                                                  --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (65,880)   $  (80,787)   $     (314,738)  $     (265,686)
 Net realized gain (loss) on investments.........       (412,854)      264,835         5,442,939        9,779,929
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,544,929)     (399,894)      (31,820,981)     (11,042,267)
                                                   -------------    ----------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,023,663)     (215,846)      (26,692,780)      (1,528,024)
                                                   -------------    ----------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         27,473        18,443           266,271          357,647
  Transfers between funds including
   guaranteed interest account, net..............        276,389     5,456,113        (9,607,267)      24,989,019
  Transfers for contract benefits and
   terminations..................................     (2,283,431)     (435,115)       (6,934,164)      (9,705,756)
  Contract maintenance charges...................        (23,691)       (9,096)         (195,866)        (207,197)
                                                   -------------    ----------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (2,003,260)    5,030,345       (16,471,026)      15,433,713
                                                   -------------    ----------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --          (395,000)          67,822
                                                   -------------    ----------    --------------   --------------
Increase (Decrease) in Net Assets................     (5,026,923)    4,814,499       (43,558,806)      13,973,511
Net Assets - Beginning of Period.................      9,138,118     4,323,619        78,363,658       64,390,147
                                                   -------------    ----------    --------------   --------------
Net Assets - End of Period.......................  $   4,111,195    $9,138,118    $   34,804,852   $   78,363,658
                                                   =============    ==========    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --                --               --
 Redeemed........................................             --            --                --               --
                                                   -------------    ----------    --------------   --------------
 Net Increase (Decrease).........................             --            --                --               --
                                                   -------------    ----------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            118           416               121            2,641
 Redeemed........................................           (267)          (98)           (1,614)          (1,577)
                                                   -------------    ----------    --------------   --------------
 Net Increase (Decrease).........................           (149)          318            (1,493)           1,064
                                                   -------------    ----------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Caywood-Scholl                 EQ/Davis New
                                                         High Yield Bond                  York Venture
                                                  ------------------------------ ------------------------------
                                                        2008           2007            2008           2007
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     320,617    $  344,177    $     (53,751)   $  (35,928)
 Net realized gain (loss) on investments.........       (511,134)       59,913         (676,421)       94,610
 Change in unrealized appreciation
  (depreciation) of investments..................     (1,020,427)     (344,510)      (2,403,103)      (59,199)
                                                   -------------    ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,210,944)       59,580       (3,133,275)         (517)
                                                   -------------    ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         48,788        28,081           10,950        28,907
  Transfers between funds including
   guaranteed interest account, net..............        708,453     1,200,473        2,235,596     4,707,127
  Transfers for contract benefits and
   terminations..................................       (968,743)     (603,593)        (396,467)     (349,780)
  Contract maintenance charges...................        (15,158)      (13,485)         (22,330)      (10,747)
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (226,660)      611,476        1,827,749     4,375,507
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --              384           113
                                                   -------------    ----------    -------------    ----------
Increase (Decrease) in Net Assets................     (1,437,604)      671,056       (1,305,142)    4,375,103
Net Assets - Beginning of Period.................      6,282,644     5,611,588        5,853,560     1,478,457
                                                   -------------    ----------    -------------    ----------
Net Assets - End of Period.......................  $   4,845,040    $6,282,644    $   4,548,418    $5,853,560
                                                   =============    ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --            --
 Redeemed........................................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            294           392              433           473
 Redeemed........................................           (313)         (338)            (277)          (81)
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................            (19)           54              156           392
                                                   -------------    ----------    -------------    ----------



                                                                                             EQ/Evergreen
                                                         EQ/Equity 500 Index              International Bond
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      153,789   $    (240,708)   $  2,640,775     $   168,081
 Net realized gain (loss) on investments.........      (1,592,428)      6,137,430         (44,141)         75,598
 Change in unrealized appreciation
  (depreciation) of investments..................     (38,589,963)     (1,042,447)     (2,678,687)        204,973
                                                   --------------   -------------    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     (40,028,602)      4,854,275         (82,053)        448,652
                                                   --------------   -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         491,667         970,147         105,147          42,658
  Transfers between funds including
   guaranteed interest account, net..............      (8,343,591)     (7,661,457)     10,012,598       7,743,610
  Transfers for contract benefits and
   terminations..................................      (9,632,215)    (20,479,063)     (4,054,836)       (634,159)
  Contract maintenance charges...................        (320,687)       (364,698)        (59,954)         (9,792)
                                                   --------------   -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (17,804,826)    (27,535,071)      6,002,955       7,142,317
                                                   --------------   -------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (385,000)         (2,777)             --              --
                                                   --------------   -------------    ------------     -----------
Increase (Decrease) in Net Assets................     (58,218,428)    (22,683,573)      5,920,902       7,590,969
Net Assets - Beginning of Period.................     117,436,567     140,120,140      10,635,677       3,044,708
                                                   --------------   -------------    ------------     -----------
Net Assets - End of Period.......................  $   59,218,139   $ 117,436,567    $ 16,556,579     $10,635,677
                                                   ==============   =============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --              --              --              --
 Redeemed........................................              --              --              --              --
                                                   --------------   -------------    ------------     -----------
 Net Increase (Decrease).........................              --              --              --              --
                                                   --------------   -------------    ------------     -----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             247             226           2,275             798
 Redeemed........................................            (937)         (1,122)         (1,788)           (120)
                                                   --------------   -------------    ------------     -----------
 Net Increase (Decrease).........................            (690)           (896)            487             678
                                                   --------------   -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Evergreen
                                                               Omega                    EQ/Franklin Income
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (65,181)  $    (127,992)  $    847,869    $    409,157
 Net realized gain (loss) on investments.........        (83,829)        786,998     (1,180,804)        274,634
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,133,841)         79,171     (6,703,627)     (1,009,429)
                                                   -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (2,282,851)        738,177     (7,036,562)       (325,638)
                                                   -------------   -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         27,298          57,727         97,987         329,622
  Transfers between funds including
   guaranteed interest account, net..............       (644,776)        723,641        878,650      17,737,303
  Transfers for contract benefits and
   terminations..................................       (663,252)     (1,349,891)    (2,178,160)     (2,055,211)
  Contract maintenance charges...................        (21,620)        (22,356)       (56,466)        (38,458)
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,302,350)       (590,879)    (1,257,989)     15,973,256
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (34,000)             --            (98)            590
                                                   -------------   -------------   ------------    ------------
Increase (Decrease) in Net Assets................     (3,619,201)        147,298     (8,294,649)     15,648,208
Net Assets - Beginning of Period.................      9,066,759       8,919,461     22,105,655       6,457,447
                                                   -------------   -------------   ------------    ------------
Net Assets - End of Period.......................  $   5,447,558   $   9,066,759   $ 13,811,006    $ 22,105,655
                                                   =============   =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --              --
 Redeemed........................................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            139             272            579           1,893
 Redeemed........................................           (282)           (346)          (727)           (405)
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................           (143)            (74)          (148)          1,488
                                                   -------------   -------------   ------------    ------------


                                                           EQ/Franklin              EQ/Franklin Templeton
                                                         Small Cap Value            Founding Strategy (e)
                                                  ----------------------------- ------------------------------
                                                       2008           2007            2008           2007
                                                  -------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................   $   (5,506)    $  (10,220)   $     133,028    $   37,175
 Net realized gain (loss) on investments.........     (302,036)        (6,765)        (535,171)      (33,537)
 Change in unrealized appreciation
  (depreciation) of investments..................     (610,370)      (164,998)      (1,869,014)     (156,324)
                                                    ----------     ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (917,912)      (181,983)      (2,271,157)     (152,686)
                                                    ----------     ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        3,308         17,849        1,658,751     1,634,986
  Transfers between funds including
   guaranteed interest account, net..............    1,859,084      1,248,291          430,049     3,749,803
  Transfers for contract benefits and
   terminations..................................     (147,615)      (102,545)        (375,036)     (736,227)
  Contract maintenance charges...................       (7,088)        (2,775)         (30,142)       (6,819)
                                                    ----------     ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................    1,707,689      1,160,820        1,683,622     4,641,743
                                                    ----------     ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           70             31              328           174
                                                    ----------     ----------    -------------    ----------
Increase (Decrease) in Net Assets................      789,847        978,868         (587,207)    4,489,231
Net Assets - Beginning of Period.................    1,342,850        363,982        4,489,231            --
                                                    ----------     ----------    -------------    ----------
Net Assets - End of Period.......................   $2,132,697     $1,342,850    $   3,902,024    $4,489,231
                                                    ==========     ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --             --               --            --
 Redeemed........................................           --             --               --            --
                                                    ----------     ----------    -------------    ----------
 Net Increase (Decrease).........................           --             --               --            --
                                                    ----------     ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          333            199              430           633
 Redeemed........................................         (138)           (95)            (243)         (161)
                                                    ----------     ----------    -------------    ----------
 Net Increase (Decrease).........................          195            104              187           472
                                                    ----------     ----------    -------------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/GAMCO Mergers                 EQ/GAMCO Small
                                                         and Acquisitions                  Company Value
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (48,893)  $     (63,247)  $   (171,855)   $   (200,480)
 Net realized gain (loss) on investments.........        (17,702)        932,685        378,902       1,706,178
 Change in unrealized appreciation
  (depreciation) of investments..................       (807,202)       (548,858)    (7,569,043)       (306,816)
                                                   -------------   -------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................       (873,797)        320,580     (7,361,996)      1,198,882
                                                   -------------   -------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        387,884          16,565         63,714         217,062
  Transfers between funds including
   guaranteed interest account, net..............       (780,853)     (1,874,827)     3,268,783       9,459,472
  Transfers for contract benefits and
   terminations..................................     (1,360,916)       (401,189)    (2,172,141)     (2,150,843)
  Contract maintenance charges...................        (20,043)        (32,017)       (66,029)        (49,192)
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,773,928)     (2,291,468)     1,094,327       7,476,499
                                                   -------------   -------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --         40,000              --
                                                   -------------   -------------   ------------    ------------
Increase (Decrease) in Net Assets................     (2,647,725)     (1,970,888)    (6,227,669)      8,675,381
Net Assets - Beginning of Period.................      7,154,362       9,125,250     23,234,626      14,559,245
                                                   -------------   -------------   ------------    ------------
Net Assets - End of Period.......................  $   4,506,637   $   7,154,362   $ 17,006,957    $ 23,234,626
                                                   =============   =============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --             --              --
 Redeemed........................................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................             --              --             --              --
                                                   -------------   -------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            168             304            277             434
 Redeemed........................................           (322)           (483)          (229)           (178)
                                                   -------------   -------------   ------------    ------------
 Net Increase (Decrease).........................           (154)           (179)            48             256
                                                   -------------   -------------   ------------    ------------



                                                          EQ/International
                                                             Core PLUS                EQ/International Growth
                                                  -------------------------------- -----------------------------
                                                        2008             2007            2008           2007
                                                  ---------------- --------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $       32,667   $   (207,569)   $     (34,051)  $  (41,359)
 Net realized gain (loss) on investments.........      (1,486,606)     7,090,889         (418,339)     743,582
 Change in unrealized appreciation
  (depreciation) of investments..................      (9,833,163)    (3,566,296)      (3,382,626)     (29,895)
                                                   --------------   ------------    -------------   ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,287,102)     3,317,024       (3,835,016)     672,328
                                                   --------------   ------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         627,655         41,859           33,298      108,437
  Transfers between funds including
   guaranteed interest account, net..............       2,780,029        885,642        2,101,002    4,859,874
  Transfers for contract benefits and
   terminations..................................      (5,363,324)    (2,899,270)        (740,867)    (471,820)
  Contract maintenance charges...................         (72,930)       (65,055)         (24,333)     (14,640)
                                                   --------------   ------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,028,570)    (2,036,824)       1,369,100    4,481,851
                                                   --------------   ------------    -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (40,000)            --               --           --
                                                   --------------   ------------    -------------   ----------
Increase (Decrease) in Net Assets................     (13,355,672)     1,280,200       (2,465,916)   5,154,179
Net Assets - Beginning of Period.................      25,515,894     24,235,694        7,806,265    2,652,086
                                                   --------------   ------------    -------------   ----------
Net Assets - End of Period.......................  $   12,160,222   $ 25,515,894    $   5,340,349   $7,806,265
                                                   ==============   ============    =============   ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --               --           --
 Redeemed........................................              --             --               --           --
                                                   --------------   ------------    -------------   ----------
 Net Increase (Decrease).........................              --             --               --           --
                                                   --------------   ------------    -------------   ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             553            298              354          472
 Redeemed........................................            (721)          (428)            (276)        (180)
                                                   --------------   ------------    -------------   ----------
 Net Increase (Decrease).........................            (168)          (130)              78          292
                                                   --------------   ------------    -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                             EQ/JPMorgan
                                                       EQ/JPMorgan Core Bond             Value Opportunities
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      981,822   $  1,611,043    $       69,489   $    (56,586)
 Net realized gain (loss) on investments.........      (2,040,351)      (374,349)         (500,133)     7,025,676
 Change in unrealized appreciation
  (depreciation) of investments..................      (3,731,083)      (288,884)      (10,402,733)    (7,560,512)
                                                   --------------   ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (4,789,612)       947,810       (10,833,377)      (591,422)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         122,737        249,638            61,242        158,514
  Transfers between funds including
   guaranteed interest account, net..............     (12,511,848)     2,947,050        (2,148,314)    (2,409,905)
  Transfers for contract benefits and
   terminations..................................      (5,798,955)    (7,431,466)       (2,455,176)    (4,501,182)
  Contract maintenance charges...................        (130,871)      (139,544)          (86,926)      (105,998)
                                                   --------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (18,318,937)    (4,374,322)       (4,629,174)    (6,858,571)
                                                   --------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........              --             --            (1,648)         3,424
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (23,108,549)    (3,426,512)      (15,464,199)    (7,446,569)
Net Assets - Beginning of Period.................      56,332,934     59,759,446        30,002,391     37,448,960
                                                   --------------   ------------    --------------   ------------
Net Assets - End of Period.......................  $   33,224,385   $ 56,332,934    $   14,538,192   $ 30,002,391
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --                --             --
 Redeemed........................................              --             --                --             --
                                                   --------------   ------------    --------------   ------------
 Net Increase (Decrease).........................              --             --                --             --
                                                   --------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             221            659                69            137
 Redeemed........................................          (1,561)          (961)             (424)          (550)
                                                   --------------   ------------    --------------   ------------
 Net Increase (Decrease).........................          (1,340)          (302)             (355)          (413)
                                                   --------------   ------------    --------------   ------------


                                                                                            EQ/Large Cap
                                                      EQ/Large Cap Core PLUS                Growth Index
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (89,420)  $    (43,310)   $     (711,290)  $  (1,101,933)
 Net realized gain (loss) on investments.........       (260,797)     2,931,302        (3,849,167)     (3,298,112)
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,142,694)    (2,540,625)      (19,976,248)     13,109,594
                                                   -------------   ------------    --------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,492,911)       347,367       (24,536,705)      8,709,549
                                                   -------------   ------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         31,548         64,803           393,131         576,166
  Transfers between funds including
   guaranteed interest account, net..............       (497,599)    (1,051,690)       (4,034,851)     (9,277,363)
  Transfers for contract benefits and
   terminations..................................       (962,845)    (1,896,621)       (5,908,279)     (9,211,396)
  Contract maintenance charges...................        (21,757)       (26,245)         (175,637)       (195,219)
                                                   -------------   ------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,450,653)    (2,909,753)       (9,725,636)    (18,107,812)
                                                   -------------   ------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (26,000)            --           (12,000)         (3,455)
                                                   -------------   ------------    --------------   -------------
Increase (Decrease) in Net Assets................     (4,969,564)    (2,562,386)      (34,274,341)     (9,401,718)
Net Assets - Beginning of Period.................     10,126,395     12,688,781        71,208,621      80,610,339
                                                   -------------   ------------    --------------   -------------
Net Assets - End of Period.......................  $   5,156,831   $ 10,126,395    $   36,934,280   $  71,208,621
                                                   =============   ============    ==============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                --              --
 Redeemed........................................             --             --                --              --
                                                   -------------   ------------    --------------   -------------
 Net Increase (Decrease).........................             --             --                --              --
                                                   -------------   ------------    --------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             71             62               318             324
 Redeemed........................................           (234)          (328)           (1,910)         (2,801)
                                                   -------------   ------------    --------------   -------------
 Net Increase (Decrease).........................           (163)          (266)           (1,592)         (2,477)
                                                   -------------   ------------    --------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Large Cap                     EQ/Large Cap
                                                             Growth PLUS                     Value Index
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (843,625)  $     (914,408)  $     (13,240)   $  (60,503)
 Net realized gain (loss) on investments.........      (7,424,309)      (8,098,352)     (2,776,393)      233,782
 Change in unrealized appreciation
  (depreciation) of investments..................     (22,058,863)      20,263,265      (1,093,512)     (945,376)
                                                   --------------   --------------   -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (30,326,797)      11,250,505      (3,883,145)     (772,097)
                                                   --------------   --------------   -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         481,669          676,364          26,934        21,750
  Transfers between funds including
   guaranteed interest account, net..............      (5,308,486)      (3,453,046)       (280,585)    4,805,336
  Transfers for contract benefits and
   terminations..................................      (6,203,812)     (11,666,587)     (1,744,230)     (230,226)
  Contract maintenance charges...................        (256,610)        (264,393)        (19,953)       (9,820)
                                                   --------------   --------------   -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (11,287,239)     (14,707,662)     (2,017,834)    4,587,040
                                                   --------------   --------------   -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (16,219)          (7,407)            172          (174)
                                                   --------------   --------------   -------------    ----------
Increase (Decrease) in Net Assets................     (41,630,255)      (3,464,564)     (5,900,807)    3,814,769
Net Assets - Beginning of Period.................      85,039,545       88,504,108       7,425,000     3,610,231
                                                   --------------   --------------   -------------    ----------
Net Assets - End of Period.......................  $   43,409,290   $   85,039,545   $   1,524,193    $7,425,000
                                                   ==============   ==============   =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --               --              --            --
 Redeemed........................................              --               --              --            --
                                                   --------------   --------------   -------------    ----------
 Net Increase (Decrease).........................              --               --              --            --
                                                   --------------   --------------   -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             169              348             226           485
 Redeemed........................................            (971)          (1,274)           (591)          (99)
                                                   --------------   --------------   -------------    ----------
 Net Increase (Decrease).........................            (802)            (926)           (365)          386
                                                   --------------   --------------   -------------    ----------


                                                             EQ/Large Cap
                                                            Value PLUS (d)                EQ/Long Term Bond
                                                  ---------------------------------- ----------------------------
                                                         2008             2007            2008           2007
                                                  ----------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     3,780,760   $   2,335,436     $  160,122    $  125,723
 Net realized gain (loss) on investments.........      (20,911,819)     49,668,863         20,425           674
 Change in unrealized appreciation
  (depreciation) of investments..................     (144,266,299)    (77,578,095)       (69,315)      186,906
                                                   ---------------   -------------     ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (161,397,358)    (25,573,796)       111,232       313,303
                                                   ---------------   -------------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        1,180,627       1,087,382         12,138        19,167
  Transfers between funds including
   guaranteed interest account, net..............      (47,734,069)    319,698,557        431,281     1,346,813
  Transfers for contract benefits and
   terminations..................................      (35,690,235)    (32,962,689)      (628,571)     (538,409)
  Contract maintenance charges...................       (1,007,659)       (700,895)       (15,876)      (11,563)
                                                   ---------------   -------------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (83,251,336)    287,122,355       (201,028)      816,008
                                                   ---------------   -------------     ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (470,000)             --             --            --
                                                   ---------------   -------------     ----------    ----------
Increase (Decrease) in Net Assets................     (245,118,694)    261,548,559        (89,796)    1,129,311
Net Assets - Beginning of Period.................      425,329,602     163,781,043      4,924,355     3,795,044
                                                   ---------------   -------------     ----------    ----------
Net Assets - End of Period.......................  $   180,210,908   $ 425,329,602     $4,834,559    $4,924,355
                                                   ===============   =============     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................               32           4,554             --            --
 Redeemed........................................             (996)           (454)            --            --
                                                   ---------------   -------------     ----------    ----------
 Net Increase (Decrease).........................             (964)          4,100             --            --
                                                   ---------------   -------------     ----------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................              112          22,943            276           314
 Redeemed........................................           (6,393)         (5,620)          (300)         (228)
                                                   ---------------   -------------     ----------    ----------
 Net Increase (Decrease).........................           (6,281)         17,323            (24)           86
                                                   ---------------   -------------     ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Lord Abbett                EQ/Lord Abbett
                                                        Growth and Income               Large Cap Core
                                                  ------------------------------ -----------------------------
                                                        2008           2007           2008           2007
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (6,239)   $  (22,094)    $   (2,829)    $   (9,873)
 Net realized gain (loss) on investments.........       (296,205)      391,080       (178,483)       172,635
 Change in unrealized appreciation
  (depreciation) of investments..................     (1,053,164)     (282,092)      (687,631)       (47,782)
                                                   -------------    ----------     ----------     ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,355,608)       86,894       (868,943)       114,980
                                                   -------------    ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          5,321        13,137         13,451          3,612
  Transfers between funds including
   guaranteed interest account, net..............       (411,395)      (13,226)     1,832,413        648,692
  Transfers for contract benefits and
   terminations..................................       (498,085)     (604,940)      (326,294)      (302,989)
  Contract maintenance charges...................         (8,019)       (9,911)        (6,999)        (3,477)
                                                   -------------    ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (912,178)     (614,940)     1,512,571        345,838
                                                   -------------    ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --             --             --
                                                   -------------    ----------     ----------     ----------
Increase (Decrease) in Net Assets................     (2,267,786)     (528,046)       643,628        460,818
Net Assets - Beginning of Period.................      4,145,138     4,673,184      1,764,971      1,304,153
                                                   -------------    ----------     ----------     ----------
Net Assets - End of Period.......................  $   1,877,352    $4,145,138     $2,408,599     $1,764,971
                                                   =============    ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --             --             --
 Redeemed........................................             --            --             --             --
                                                   -------------    ----------     ----------     ----------
 Net Increase (Decrease).........................             --            --             --             --
                                                   -------------    ----------     ----------     ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             47           104            258             92
 Redeemed........................................           (138)         (154)          (120)           (65)
                                                   -------------    ----------     ----------     ----------
 Net Increase (Decrease).........................            (91)          (50)           138             27
                                                   -------------    ----------     ----------     ----------


                                                          EQ/Lord Abbett
                                                           Mid Cap Value                  EQ/Marsico Focus
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (1,139)  $     (73,863)  $     (312,945)  $     (922,633)
 Net realized gain (loss) on investments.........       (369,387)      1,049,908        1,908,824       12,070,204
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,644,830)     (1,210,970)     (30,196,733)      (2,687,707)
                                                   -------------   -------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,015,356)       (234,925)     (28,600,854)       8,459,864
                                                   -------------   -------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         23,566          62,092          212,912          257,898
  Transfers between funds including
   guaranteed interest account, net..............       (529,665)      1,934,252         (536,693)       1,293,421
  Transfers for contract benefits and
   terminations..................................       (533,367)       (722,920)      (5,980,509)     (10,208,713)
  Contract maintenance charges...................        (20,616)        (19,999)        (190,524)        (191,129)
                                                   -------------   -------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,060,082)      1,253,425       (6,494,814)      (8,848,523)
                                                   -------------   -------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --           40,000               --
                                                   -------------   -------------   --------------   --------------
Increase (Decrease) in Net Assets................     (4,075,438)      1,018,500      (35,055,668)        (388,659)
Net Assets - Beginning of Period.................      8,340,913       7,322,413       73,003,912       73,392,571
                                                   -------------   -------------   --------------   --------------
Net Assets - End of Period.......................  $   4,265,475   $   8,340,913   $   37,948,244   $   73,003,912
                                                   =============   =============   ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --               --               --
 Redeemed........................................             --              --               --               --
                                                   -------------   -------------   --------------   --------------
 Net Increase (Decrease).........................             --              --               --               --
                                                   -------------   -------------   --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            152             383              558              494
 Redeemed........................................           (255)           (294)          (1,025)          (1,011)
                                                   -------------   -------------   --------------   --------------
 Net Increase (Decrease).........................           (103)             89             (467)            (517)
                                                   -------------   -------------   --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/Mid Cap
                                                          EQ/Mid Cap Index                     Value PLUS
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (314,549)  $  (1,065,108)   $     (106,076)  $    (696,158)
 Net realized gain (loss) on investments.........      (1,760,545)     13,445,322        (9,562,382)     36,207,081
 Change in unrealized appreciation
  (depreciation) of investments..................     (27,527,530)     (7,467,692)      (30,330,187)    (37,752,262)
                                                   --------------   -------------    --------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (29,602,624)      4,912,522       (39,998,645)     (2,241,339)
                                                   --------------   -------------    --------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         395,619         455,430           513,212         459,952
  Transfers between funds including
   guaranteed interest account, net..............      (4,464,157)     (6,901,443)      (12,547,608)    (16,558,515)
  Transfers for contract benefits and
   terminations..................................      (6,257,673)     (7,730,811)      (10,175,461)    (15,301,868)
  Contract maintenance charges...................        (134,903)       (167,106)         (273,991)       (361,305)
                                                   --------------   -------------    --------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (10,461,114)    (14,343,930)      (22,483,848)    (31,761,736)
                                                   --------------   -------------    --------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (49,000)             --           (60,000)             --
                                                   --------------   -------------    --------------   -------------
Increase (Decrease) in Net Assets................     (40,112,738)     (9,431,408)      (62,542,493)    (34,003,075)
Net Assets - Beginning of Period.................      66,658,914      76,090,322       114,268,991     148,272,066
                                                   --------------   -------------    --------------   -------------
Net Assets - End of Period.......................  $   26,546,176   $  66,658,914    $   51,726,498   $ 114,268,991
                                                   ==============   =============    ==============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --              --                --              --
 Redeemed........................................              --              --                --              --
                                                   --------------   -------------    --------------   -------------
 Net Increase (Decrease).........................              --              --                --              --
                                                   --------------   -------------    --------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             313             401               226             124
 Redeemed........................................          (1,298)         (1,448)           (1,841)         (1,864)
                                                   --------------   -------------    --------------   -------------
 Net Increase (Decrease).........................            (985)         (1,047)           (1,615)         (1,740)
                                                   --------------   -------------    --------------   -------------


                                                                                                EQ/Montag
                                                            EQ/Money Market                 & Caldwell Growth
                                                  ----------------------------------- -----------------------------
                                                        2008              2007              2008           2007
                                                  ---------------- ------------------ --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     848,703     $  3,839,511      $     (72,169)  $  (20,310)
 Net realized gain (loss) on investments.........         (3,402)        (100,420)          (107,703)      81,005
 Change in unrealized appreciation
  (depreciation) of investments..................         (9,390)         102,158         (2,480,481)     230,785
                                                   -------------     ------------      -------------   ----------
 Net Increase (decrease) in net assets from
  operations.....................................        835,911        3,841,249         (2,660,353)     291,480
                                                   -------------     ------------      -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      3,708,880        3,327,844             96,712       11,470
  Transfers between funds including
   guaranteed interest account, net..............    100,018,738       52,675,711          6,656,623    1,679,763
  Transfers for contract benefits and
   terminations..................................    (70,404,554)     (56,911,292)          (468,088)    (113,483)
  Contract maintenance charges...................       (325,345)        (253,910)           (22,571)      (3,577)
                                                   -------------     ------------      -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     32,997,719       (1,161,647)         6,262,676    1,574,173
                                                   -------------     ------------      -------------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (63,029)            (825)                --           --
                                                   -------------     ------------      -------------   ----------
Increase (Decrease) in Net Assets................     33,770,601        2,678,777          3,602,323    1,865,653
Net Assets - Beginning of Period.................    121,885,798      119,207,021          3,229,248    1,363,595
                                                   -------------     ------------      -------------   ----------
Net Assets - End of Period.......................  $ 155,656,399     $121,885,798      $   6,831,571   $3,229,248
                                                   =============     ============      =============   ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            449              569                 --           --
 Redeemed........................................           (373)             572                 --           --
                                                   -------------     ------------      -------------   ----------
 Net Increase (Decrease).........................             76               (3)                --           --
                                                   -------------     ------------      -------------   ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          9,165            6,067              1,922          353
 Redeemed........................................         (8,158)          (6,093)              (701)         (77)
                                                   -------------     --------------    -------------   ----------
 Net Increase (Decrease).........................          1,007              (26)             1,221          276
                                                   -------------     --------------    -------------   ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/Oppenheimer
                                                         EQ/Mutual Shares                    Global
                                                  ------------------------------ ------------------------------
                                                        2008           2007            2008           2007
                                                  --------------- -------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     109,494    $  (78,236)   $      (7,938)   $  (20,356)
 Net realized gain (loss) on investments.........       (488,765)       72,680         (392,741)       80,562
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,287,364)     (271,204)        (826,691)      (62,744)
                                                   -------------    ----------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (2,666,635)     (276,760)      (1,227,370)       (2,538)
                                                   -------------    ----------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          5,567       207,306            5,663        13,478
  Transfers between funds including
   guaranteed interest account, net..............       (269,132)    6,166,416          158,731     2,308,218
  Transfers for contract benefits and
   terminations..................................       (543,293)     (324,348)        (196,605)     (108,552)
  Contract maintenance charges...................        (18,233)      (11,932)          (7,129)       (4,748)
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (825,091)    6,037,442          (39,340)    2,208,396
                                                   -------------    ----------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             19           180              (24)           71
                                                   -------------    ----------    -------------    ----------
Increase (Decrease) in Net Assets................     (3,491,707)    5,760,862       (1,266,734)    2,205,929
Net Assets - Beginning of Period.................      7,266,536     1,505,674        2,725,302       519,373
                                                   -------------    ----------    -------------    ----------
Net Assets - End of Period.......................  $   3,774,829    $7,266,536    $   1,458,568    $2,725,302
                                                   =============    ==========    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --            --
 Redeemed........................................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................             --            --               --            --
                                                   -------------    ----------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            163           620              129           236
 Redeemed........................................           (265)          (83)            (149)          (47)
                                                   -------------    ----------    -------------    ----------
 Net Increase (Decrease).........................           (102)          537              (20)          189
                                                   -------------    ----------    -------------    ----------


                                                        EQ/Oppenheimer              EQ/Oppenheimer
                                                          Main Street                 Main Street
                                                          Opportunity                  Small Cap
                                                  --------------------------- ---------------------------
                                                       2008          2007          2008          2007
                                                  ------------- ------------- ------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (4,702)  $    (5,807)  $  (13,271)   $  (12,821)
 Net realized gain (loss) on investments.........      (73,027)       56,381     (246,922)       26,612
 Change in unrealized appreciation
  (depreciation) of investments..................     (237,359)      (54,223)    (162,289)      (89,406)
                                                   -----------   -----------   ----------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (315,088)       (3,649)    (422,482)      (75,615)
                                                   -----------   -----------   ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       12,845           942          800        48,000
  Transfers between funds including
   guaranteed interest account, net..............      131,888       539,772       71,284       705,963
  Transfers for contract benefits and
   terminations..................................      (56,747)     (100,230)    (135,811)      (28,820)
  Contract maintenance charges...................       (2,407)       (2,405)      (2,286)       (1,311)
                                                   -----------   -----------   ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................       85,579       438,079      (66,013)      723,832
                                                   -----------   -----------   ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........           46            --           37            --
                                                   -----------   -----------   ----------    ----------
Increase (Decrease) in Net Assets................     (229,463)      434,430     (488,458)      648,217
Net Assets - Beginning of Period.................      756,294       321,864    1,047,836       399,619
                                                   -----------   -----------   ----------    ----------
Net Assets - End of Period.......................  $   526,831   $   756,294   $  559,378    $1,047,836
                                                   ===========   ===========   ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................           --            --           --            --
 Redeemed........................................           --            --           --            --
                                                   -----------   -----------   ----------    ----------
 Net Increase (Decrease).........................           --            --           --            --
                                                   -----------   -----------   ----------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................           38            66           89            84
 Redeemed........................................          (28)          (27)        (101)          (22)
                                                   -----------   -----------   ----------    ----------
 Net Increase (Decrease).........................           10            39          (12)           62
                                                   -----------   -----------   ----------    ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO                       EQ/Quality
                                                            Real Return                      Bond PLUS
                                                  ------------------------------- -------------------------------
                                                        2008            2007            2008            2007
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    549,796    $    213,742    $    548,244    $    587,781
 Net realized gain (loss) on investments.........     1,774,679         101,558        (371,008)       (126,432)
 Change in unrealized appreciation
  (depreciation) of investments..................    (5,251,210)        882,798      (1,378,485)         86,916
                                                   ------------    ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................    (2,926,735)      1,198,098      (1,201,249)        548,265
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........       209,836         105,012          70,840          71,717
  Transfers between funds including
   guaranteed interest account, net..............    25,330,791       5,910,037        (829,848)       (157,337)
  Transfers for contract benefits and
   terminations..................................    (3,777,578)     (1,660,335)     (2,189,180)     (2,809,482)
  Contract maintenance charges...................       (98,002)        (33,315)        (45,289)        (48,010)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................    21,665,047       4,321,399      (2,993,477)     (2,943,112)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets................    18,738,312       5,519,497      (4,194,726)     (2,394,847)
Net Assets - Beginning of Period.................    16,051,408      10,531,911      17,424,665      19,819,512
                                                   ------------    ------------    ------------    ------------
Net Assets - End of Period.......................  $ 34,789,720    $ 16,051,408    $ 13,229,939    $ 17,424,665
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................            --              --              --              --
 Redeemed........................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................         3,883             877             202             180
 Redeemed........................................        (1,962)           (462)           (386)           (358)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease).........................         1,921             415            (184)           (178)
                                                   ------------    ------------    ------------    ------------


                                                             EQ/Short                         EQ/Small
                                                           Duration Bond                   Company Index
                                                  ------------------------------- --------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     247,451   $     128,372   $     (144,763)  $    (76,756)
 Net realized gain (loss) on investments.........        (59,417)         49,217        1,251,278      5,449,588
 Change in unrealized appreciation
  (depreciation) of investments..................       (360,057)         14,575      (10,213,852)    (6,290,417)
                                                   -------------   -------------   --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................       (172,023)        192,164       (9,107,337)      (917,585)
                                                   -------------   -------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          6,134          60,638           70,452        244,297
  Transfers between funds including
   guaranteed interest account, net..............      2,421,673         760,594       (1,862,710)    (2,401,635)
  Transfers for contract benefits and
   terminations..................................     (2,162,505)     (1,206,052)      (2,425,101)    (3,976,376)
  Contract maintenance charges...................        (14,879)         (9,921)         (78,029)       (96,789)
                                                   -------------   -------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................        250,423        (394,741)      (4,295,388)    (6,230,503)
                                                   -------------   -------------   --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --              --          (55,000)            --
                                                   -------------   -------------   --------------   ------------
Increase (Decrease) in Net Assets................         78,400        (202,577)     (13,457,725)    (7,148,088)
Net Assets - Beginning of Period.................      4,951,326       5,153,903       29,411,948     36,560,036
                                                   -------------   -------------   --------------   ------------
Net Assets - End of Period.......................  $   5,029,726   $   4,951,326   $   15,954,223   $ 29,411,948
                                                   =============   =============   ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --              --               --             --
 Redeemed........................................             --              --               --             --
                                                   -------------   -------------   --------------   ------------
 Net Increase (Decrease).........................             --              --               --             --
                                                   -------------   -------------   --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            425             322              168            211
 Redeemed........................................           (402)           (358)            (459)          (573)
                                                   -------------   -------------   --------------   ------------
 Net Increase (Decrease).........................             23             (36)            (291)          (362)
                                                   -------------   -------------   --------------   ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/T. Rowe Price                  EQ/Templeton
                                                         Growth Stock (b)                     Growth
                                                  ------------------------------- ------------------------------
                                                        2008            2007            2008           2007
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (203,943)  $   (131,732)   $       1,848    $  (35,602)
 Net realized gain (loss) on investments.........       (276,190)     1,442,786         (368,490)       87,351
 Change in unrealized appreciation
  (depreciation) of investments..................     (6,594,160)    (1,699,319)      (1,482,078)     (133,785)
                                                   -------------   ------------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................     (7,074,293)      (388,265)      (1,848,720)      (82,036)
                                                   -------------   ------------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        115,326         66,933            7,432       170,012
  Transfers between funds including
   guaranteed interest account, net..............       (557,752)    17,343,503         (534,237)    3,590,598
  Transfers for contract benefits and
   terminations..................................     (1,490,082)      (965,749)        (378,536)     (247,523)
  Contract maintenance charges...................        (33,511)       (19,373)         (11,301)       (9,353)
                                                   -------------   ------------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,966,019)    16,425,314         (916,642)    3,503,734
                                                   -------------   ------------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (37,000)        29,641              (65)          113
                                                   -------------   ------------    -------------    ----------
Increase (Decrease) in Net Assets................     (9,077,312)    16,066,690       (2,765,427)    3,421,811
Net Assets - Beginning of Period.................     17,694,757      1,628,067        5,015,124     1,593,313
                                                   -------------   ------------    -------------    ----------
Net Assets - End of Period.......................  $   8,617,445   $ 17,694,757    $   2,249,697    $5,015,124
                                                   =============   ============    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --               --            --
 Redeemed........................................             --             --               --            --
                                                   -------------   ------------    -------------    ----------
 Net Increase (Decrease).........................             --             --               --            --
                                                   -------------   ------------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            107          1,124               87           495
 Redeemed........................................           (254)          (186)            (194)         (180)
                                                   -------------   ------------    -------------    ----------
 Net Increase (Decrease).........................           (147)           938             (107)          315
                                                   -------------   ------------    -------------    ----------


                                                              EQ/UBS                      EQ/Van Kampen
                                                        Growth and Income                   Comstock
                                                  ------------------------------ -------------------------------
                                                        2008           2007            2008            2007
                                                  --------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $      (6,002)   $  (27,300)   $      48,438   $     (30,891)
 Net realized gain (loss) on investments.........        (38,928)      298,208         (500,973)      1,701,513
 Change in unrealized appreciation
  (depreciation) of investments..................       (994,669)     (268,254)      (1,603,924)     (1,589,997)
                                                   -------------    ----------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (1,039,599)        2,654       (2,056,459)         80,625
                                                   -------------    ----------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........           (455)       46,441          463,884          21,641
  Transfers between funds including
   guaranteed interest account, net..............       (472,891)      235,729        1,422,701      (5,203,230)
  Transfers for contract benefits and
   terminations..................................       (212,138)     (671,495)        (929,718)     (1,709,307)
  Contract maintenance charges...................         (8,402)      (10,846)         (15,048)        (37,069)
                                                   -------------    ----------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................       (693,886)     (400,171)         941,819      (6,927,965)
                                                   -------------    ----------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --            --               --              --
                                                   -------------    ----------    -------------   -------------
Increase (Decrease) in Net Assets................     (1,733,485)     (397,517)      (1,114,640)     (6,847,340)
Net Assets - Beginning of Period.................      3,139,093     3,536,610        5,629,516      12,476,856
                                                   -------------    ----------    -------------   -------------
Net Assets - End of Period.......................  $   1,405,608    $3,139,093    $   4,514,876   $   5,629,516
                                                   =============    ==========    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --            --               --              --
 Redeemed........................................             --            --               --              --
                                                   -------------    ----------    -------------   -------------
 Net Increase (Decrease).........................             --            --               --              --
                                                   -------------    ----------    -------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            112           231              371             262
 Redeemed........................................           (236)         (292)            (234)           (812)
                                                   -------------    ----------    -------------   -------------
 Net Increase (Decrease).........................           (124)          (61)             137            (550)
                                                   -------------    ----------    -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                   EQ/Van Kampen
                                                       Emerging Markets Equity              Mid Cap Growth
                                                  --------------------------------- ------------------------------
                                                        2008             2007             2008           2007
                                                  ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $  (1,149,730)   $  (1,652,049)   $    (119,798)   $  (45,214)
 Net realized gain (loss) on investments.........      6,020,065       46,179,689         (830,862)      652,774
 Change in unrealized appreciation
  (depreciation) of investments..................    (73,893,183)      (6,078,957)      (4,190,499)       43,373
                                                   -------------    -------------    -------------    ----------
 Net Increase (decrease) in net assets from
  operations.....................................    (69,022,848)      38,448,683       (5,141,159)      650,933
                                                   -------------    -------------    -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........        475,198          526,389           79,602        85,732
  Transfers between funds including
   guaranteed interest account, net..............     (7,237,527)       1,163,300        4,247,034     5,819,606
  Transfers for contract benefits and
   terminations..................................     (9,163,104)     (13,567,931)        (793,302)     (629,594)
  Contract maintenance charges...................       (280,267)        (294,127)         (28,415)      (12,349)
                                                   -------------    -------------    -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions.....................    (16,205,700)     (12,172,369)       3,504,919     5,263,395
                                                   -------------    -------------    -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........       (395,000)              --               --            --
                                                   -------------    -------------    -------------    ----------
Increase (Decrease) in Net Assets................    (85,623,548)      26,276,314       (1,636,240)    5,914,328
Net Assets - Beginning of Period.................    132,210,220      105,933,906        8,524,301     2,609,973
                                                   -------------    -------------    -------------    ----------
Net Assets - End of Period.......................  $  46,586,672    $ 132,210,220    $   6,888,061    $8,524,301
                                                   =============    =============    =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --               --               --            --
 Redeemed........................................             --               --               --            --
                                                   -------------    -------------    -------------    ----------
 Net Increase (Decrease).........................             --               --               --            --
                                                   -------------    -------------    -------------    ----------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................          1,485            1,402              616           463
 Redeemed........................................         (2,284)          (2,017)            (325)         (129)
                                                   -------------    -------------    -------------    ----------
 Net Increase (Decrease).........................           (799)            (615)             291           334
                                                   -------------    -------------    -------------    ----------


                                                            Multimanager                     Multimanager
                                                          Aggressive Equity                    Core Bond
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (262,913)  $     (549,833)  $  1,182,200    $    973,595
 Net realized gain (loss) on investments.........      (1,506,934)        (272,959)       612,876        (331,138)
 Change in unrealized appreciation
  (depreciation) of investments..................     (15,491,622)       5,110,031     (1,437,654)      1,023,110
                                                   --------------   --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (17,261,469)       4,287,239        357,422       1,665,567
                                                   --------------   --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         229,766          175,306         87,793         177,231
  Transfers between funds including
   guaranteed interest account, net..............      (2,825,260)      (4,244,923)     2,036,044         218,381
  Transfers for contract benefits and
   terminations..................................      (2,995,552)      (5,884,666)    (4,594,648)     (5,392,191)
  Contract maintenance charges...................        (153,389)        (174,628)       (89,250)        (80,459)
                                                   --------------   --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (5,744,435)     (10,128,911)    (2,560,061)     (5,077,038)
                                                   --------------   --------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (15,000)          (1,387)        30,000              --
                                                   --------------   --------------   ------------    ------------
Increase (Decrease) in Net Assets................     (23,020,904)      (5,843,059)    (2,172,639)     (3,411,471)
Net Assets - Beginning of Period.................      40,680,407       46,523,466     36,330,941      39,742,412
                                                   --------------   --------------   ------------    ------------
Net Assets - End of Period.......................  $   17,659,503   $   40,680,407   $ 34,158,302    $ 36,330,941
                                                   ==============   ==============   ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................               1                2             --              --
 Redeemed........................................             (33)             (43)            --              --
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (32)             (41)            --              --
                                                   --------------   --------------   ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................              12               16            843             462
 Redeemed........................................             (87)            (133)        (1,061)           (904)
                                                   --------------   --------------   ------------    ------------
 Net Increase (Decrease).........................             (75)            (117)          (218)           (442)
                                                   --------------   --------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                            Health Care                      High Yield
                                                  ------------------------------- ---------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (157,742)  $   (193,135)   $    4,202,739   $    4,551,398
 Net realized gain (loss) on investments.........       (225,498)     1,367,243        (4,364,828)      (1,166,906)
 Change in unrealized appreciation
  (depreciation) of investments..................     (3,149,852)      (186,666)      (14,923,652)      (1,849,716)
                                                   -------------   ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,533,092)       987,442       (15,085,741)       1,534,776
                                                   -------------   ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         71,274         41,691           189,472          486,104
  Transfers between funds including
   guaranteed interest account, net..............      1,483,402     (1,474,232)      (10,133,697)      (4,657,273)
  Transfers for contract benefits and
   terminations..................................       (975,361)    (1,857,105)       (7,996,793)     (10,755,360)
  Contract maintenance charges...................        (36,692)       (36,124)         (189,811)        (212,108)
                                                   -------------   ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions.....................        542,623     (3,325,770)      (18,130,829)     (15,138,637)
                                                   -------------   ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........        (31,000)            --          (164,000)          (1,216)
                                                   -------------   ------------    --------------   --------------
Increase (Decrease) in Net Assets................     (3,021,469)    (2,338,328)      (33,380,570)     (13,605,077)
Net Assets - Beginning of Period.................     12,288,037     14,626,365        75,206,019       88,811,096
                                                   -------------   ------------    --------------   --------------
Net Assets - End of Period.......................  $   9,266,568   $ 12,288,037    $   41,825,449   $   75,206,019
                                                   =============   ============    ==============   ==============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                 5               64
 Redeemed........................................             --             --               (22)             (81)
                                                   -------------   ------------    --------------   --------------
 Net Increase (Decrease).........................             --             --               (17)             (17)
                                                   -------------   ------------    --------------   --------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            383            128                41              175
 Redeemed........................................           (338)          (393)             (629)            (621)
                                                   -------------   ------------    --------------   --------------
 Net Increase (Decrease).........................             45           (265)             (588)            (446)
                                                   -------------   ------------    --------------   --------------


                                                                                            Multimanager
                                                            Multimanager                      Large Cap
                                                        International Equity                 Core Equity
                                                  -------------------------------- -------------------------------
                                                        2008             2007            2008            2007
                                                  ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $        4,879   $   (243,269)   $     (40,031)  $     (66,822)
 Net realized gain (loss) on investments.........         506,670      4,954,635         (123,098)      1,426,319
 Change in unrealized appreciation
  (depreciation) of investments..................     (13,469,510)    (1,484,569)      (2,723,122)     (1,000,895)
                                                   --------------   ------------    -------------   -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (12,957,961)     3,226,797       (2,886,251)        358,602
                                                   --------------   ------------    -------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          33,916        184,561           25,787          36,227
  Transfers between funds including
   guaranteed interest account, net..............      (1,144,157)    (1,341,866)        (927,823)       (185,981)
  Transfers for contract benefits and
   terminations..................................      (1,781,057)    (3,237,381)        (637,834)     (1,060,109)
  Contract maintenance charges...................         (67,336)       (73,382)         (15,259)        (18,633)
                                                   --------------   ------------    -------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (2,958,634)    (4,468,068)      (1,555,129)     (1,228,496)
                                                   --------------   ------------    -------------   -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (61,000)            --         (175,000)             --
                                                   --------------   ------------    -------------   -------------
Increase (Decrease) in Net Assets................     (15,977,595)    (1,241,271)      (4,616,380)       (869,894)
Net Assets - Beginning of Period.................      28,965,471     30,206,742        8,154,326       9,024,220
                                                   --------------   ------------    -------------   -------------
Net Assets - End of Period.......................  $   12,987,876   $ 28,965,471    $   3,537,946   $   8,154,326
                                                   ==============   ============    =============   =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --               --              --
 Redeemed........................................              --             --               --              --
                                                   --------------   ------------    -------------   -------------
 Net Increase (Decrease).........................              --             --               --              --
                                                   --------------   ------------    -------------   -------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             252            283               63             109
 Redeemed........................................            (463)          (523)            (225)           (205)
                                                   --------------   ------------    -------------   -------------
 Net Increase (Decrease).........................            (211)          (240)            (162)            (96)
                                                   --------------   ------------    -------------   -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager                     Multimanager
                                                         Large Cap Growth                 Large Cap Value
                                                  ------------------------------- --------------------------------
                                                        2008            2007            2008             2007
                                                  --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $    (126,731)  $   (187,294)   $      (34,600)  $    (95,214)
 Net realized gain (loss) on investments.........       (446,247)     2,378,118        (1,350,133)     4,038,986
 Change in unrealized appreciation
  (depreciation) of investments..................     (4,328,092)      (978,018)       (7,297,175)    (3,367,583)
                                                   -------------   ------------    --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (4,901,070)     1,212,806        (8,681,908)       576,189
                                                   -------------   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         18,343         55,962            42,508         38,863
  Transfers between funds including
   guaranteed interest account, net..............       (675,084)    (1,703,901)         (785,114)     1,662,951
  Transfers for contract benefits and
   terminations..................................       (944,172)    (1,990,200)       (2,091,221)    (4,093,516)
  Contract maintenance charges...................        (25,746)       (29,650)          (57,484)       (60,664)
                                                   -------------   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (1,626,659)    (3,667,789)       (2,891,311)    (2,452,366)
                                                   -------------   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........             --             --           (37,000)            --
                                                   -------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (6,527,729)    (2,454,983)      (11,610,219)    (1,876,177)
Net Assets - Beginning of Period.................     11,766,292     14,221,275        23,703,962     25,580,139
                                                   -------------   ------------    --------------   ------------
Net Assets - End of Period.......................  $   5,238,563   $ 11,766,292    $   12,093,743   $ 23,703,962
                                                   =============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --                --             --
 Redeemed........................................             --             --                --             --
                                                   -------------   ------------    --------------   ------------
 Net Increase (Decrease).........................             --             --                --             --
                                                   -------------   ------------    --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            169            124               358            397
 Redeemed........................................           (364)          (487)             (635)          (564)
                                                   -------------   ------------    --------------   ------------
 Net Increase (Decrease).........................           (195)          (363)             (277)          (167)
                                                   -------------   ------------    --------------   ------------


                                                            Multimanager                    Multimanager
                                                           Mid Cap Growth                  Mid Cap Value
                                                  -------------------------------- ------------------------------
                                                        2008             2007            2008           2007
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (210,120)  $   (309,605)   $   (142,797)   $   (359,855)
 Net realized gain (loss) on investments.........        (809,733)     3,321,551      (1,771,987)      1,121,770
 Change in unrealized appreciation
  (depreciation) of investments..................      (6,844,714)      (877,377)     (4,317,006)       (587,830)
                                                   --------------   ------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (7,864,567)     2,134,569      (6,231,790)        174,085
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          44,536         66,650          11,464         104,205
  Transfers between funds including
   guaranteed interest account, net..............      (1,850,468)    (1,027,442)       (534,153)     (5,052,611)
  Transfers for contract benefits and
   terminations..................................      (1,714,332)    (2,620,428)     (1,392,945)     (3,175,499)
  Contract maintenance charges...................         (44,482)       (50,140)        (45,097)        (59,436)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (3,564,746)    (3,631,360)     (1,960,731)     (8,183,341)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (25,000)            --         (20,000)             --
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets................     (11,454,313)    (1,496,791)     (8,212,521)     (8,009,256)
Net Assets - Beginning of Period.................      20,477,940     21,974,731      18,776,396      26,785,652
                                                   --------------   ------------    ------------    ------------
Net Assets - End of Period.......................  $    9,023,627   $ 20,477,940    $ 10,563,875    $ 18,776,396
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --             --              --              --
 Redeemed........................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease).........................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             145            257             305             195
 Redeemed........................................            (499)          (570)           (453)           (754)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease).........................            (354)          (313)           (148)           (559)
                                                   --------------   ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Multimanager
                                                       Small Cap Growth (c)
                                                  -------------------------------
                                                        2008            2007
                                                  --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (94,648)  $   (130,674)
 Net realized gain (loss) on investments.........       (968,216)     1,065,090
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,572,629)    (1,321,377)
                                                   -------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................     (3,635,493)      (386,961)
                                                   -------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........         15,503         47,792
  Transfers between funds including
   guaranteed interest account, net..............     (2,022,846)     5,619,159
  Transfers for contract benefits and
   terminations..................................       (593,840)    (1,281,669)
  Contract maintenance charges...................        (21,074)       (22,096)
                                                   -------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................     (2,622,257)     4,363,186
                                                   -------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         40,000          3,402
                                                   -------------   ------------
Increase (Decrease) in Net Assets................     (6,217,750)     3,979,627
Net Assets - Beginning of Period.................     10,403,028      6,423,401
                                                   -------------   ------------
Net Assets - End of Period.......................  $   4,185,278   $ 10,403,028
                                                   =============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................             --             --
 Redeemed........................................             --             --
                                                   -------------   ------------
 Net Increase (Decrease).........................             --             --
                                                   -------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................            174          1,057
 Redeemed........................................           (526)          (628)
                                                   -------------   ------------
 Net Increase (Decrease).........................           (352)           429
                                                   -------------   ------------


                                                            Multimanager                     Multimanager
                                                           Small Cap Value                    Technology
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     (237,345)  $     (433,440)  $     (388,320)  $   (525,337)
 Net realized gain (loss) on investments.........      (4,063,897)       2,351,466          996,274      3,743,427
 Change in unrealized appreciation
  (depreciation) of investments..................      (4,374,747)      (5,565,202)     (16,310,308)     1,909,898
                                                   --------------   --------------   --------------   ------------
 Net Increase (decrease) in net assets from
  operations.....................................      (8,675,989)      (3,647,176)     (15,702,354)     5,127,988
                                                   --------------   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........          37,526          117,915          121,520        298,204
  Transfers between funds including
   guaranteed interest account, net..............      (5,039,520)      (7,371,753)      (2,172,942)    (1,887,650)
  Transfers for contract benefits and
   terminations..................................      (2,722,134)      (4,698,108)      (2,452,119)    (3,886,340)
  Contract maintenance charges...................         (62,725)         (93,439)         (76,655)       (82,841)
                                                   --------------   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions.....................      (7,786,853)     (12,045,385)      (4,580,196)    (5,558,627)
                                                   --------------   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45........         (60,000)              --         (415,000)            --
                                                   --------------   --------------   --------------   ------------
Increase (Decrease) in Net Assets................     (16,522,842)     (15,692,561)     (20,697,550)      (430,639)
Net Assets - Beginning of Period.................      28,281,566       43,974,127       35,997,221     36,427,860
                                                   --------------   --------------   --------------   ------------
Net Assets - End of Period.......................  $   11,758,724   $   28,281,566   $   15,299,671   $ 35,997,221
                                                   ==============   ==============   ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued..........................................              --               --               --             --
 Redeemed........................................              --               --               --             --
                                                   --------------   --------------   --------------   ------------
 Net Increase (Decrease).........................              --               --               --             --
                                                   --------------   --------------   --------------   ------------
Unit Activity 0.50% to 1.70% Class B
 Issued..........................................             102               83              441            554
 Redeemed........................................            (622)            (705)            (948)        (1,079)
                                                   --------------   --------------   --------------   ------------
 Net Increase (Decrease).........................            (520)            (622)            (507)          (525)
                                                   --------------   --------------   --------------   ------------

-------
(a) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(b) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(c) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(d) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(e) Commenced operations on May 29, 2007.
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 71 variable investment options:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation ll
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(6)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(7)
    o EQ/Large Cap Value PLUS(8)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(5)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(9)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology

      ----------------------

   (1) Formerly known as MarketPlus International Core
   (2) Formerly known as MarketPlus Large Cap Core
   (3) Formerly known as MarketPlus Large Cap Growth
   (4) Formerly known as MarketPlus Mid Cap Value
   (5) Formerly known as EQ/FI Mid Cap
   (6) Formerly known as EQ/AllianceBernstein Large Cap Growth
   (7) Formerly known as EQ/Legg Mason Value Equity
   (8) Formerly known as EQ/AllianceBernstein Value
   (9) Formerly known as EQ/AllianceBernstein Quality Bond

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans
    (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Significant Accounting Policies Note:

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any variable


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily, per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:


                                                                      Purchases         Sales
                                                                   --------------   -------------
AXA Aggressive Allocation.......................................    $10,990,942      $ 5,592,893
AXA Conservative Allocation.....................................     29,082,905       11,814,190
AXA Conservative-Plus Allocation................................     19,986,272       12,108,076
AXA Moderate Allocation.........................................     50,822,687       71,794,219
AXA Moderate-Plus Allocation....................................     42,017,438       25,798,671
EQ/AllianceBernstein Common Stock...............................      9,350,645       71,992,559
EQ/AllianceBernstein Intermediate Government Securities.........     16,414,434       30,072,576
EQ/AllianceBernstein International..............................     10,909,356       31,003,274
EQ/AllianceBernstein Small Cap Growth...........................      2,950,591       15,415,264
EQ/Ariel Appreciation II........................................        351,419          371,934

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)


                                                                      Purchases         Sales
                                                                   --------------   -------------
EQ/BlackRock Basic Value Equity.................................   $  6,476,063     $ 25,420,196
EQ/BlackRock International Value................................      5,979,404       19,719,580
EQ/Boston Advisors Equity Income................................      3,290,142        3,657,281
EQ/Calvert Socially Responsible.................................        360,622          487,611
EQ/Capital Guardian Growth......................................      1,380,785        3,449,925
EQ/Capital Guardian Research....................................      2,710,972       18,974,270
EQ/Caywood-Scholl High Yield Bond...............................      3,374,173        3,280,216
EQ/Davis New York Venture.......................................      4,208,967        2,434,469
EQ/Equity 500 Index.............................................      8,360,022       25,563,533
EQ/Evergreen International Bond.................................     28,399,326       19,755,596
EQ/Evergreen Omega..............................................      1,290,942        2,581,272
EQ/Franklin Income..............................................      6,492,660        6,902,279
EQ/Franklin Small Cap Value.....................................      2,912,424        1,210,140
EQ/Franklin Templeton Founding Strategy.........................      3,764,153        1,946,993
EQ/GAMCO Mergers and Acquisitions...............................      2,129,721        3,742,897
EQ/GAMCO Small Company Value....................................      7,732,536        6,062,016
EQ/International Core PLUS......................................      8,130,806        9,847,519
EQ/International Growth.........................................      5,289,589        3,808,321
EQ/JPMorgan Core Bond...........................................      4,671,027       22,008,142
EQ/JPMorgan Value Opportunities.................................      1,521,056        5,849,514
EQ/Large Cap Core PLUS..........................................        635,637        2,201,710
EQ/Large Cap Growth Index.......................................      2,131,888       12,580,814
EQ/Large Cap Growth PLUS........................................      2,560,160       14,713,024
EQ/Large Cap Value Index........................................      1,874,278        3,751,373
EQ/Large Cap Value PLUS.........................................      9,535,610       89,476,186
EQ/Long Term Bond...............................................      3,120,450        3,135,255
EQ/Lord Abbett Growth and Income................................        523,236        1,434,065
EQ/Lord Abbett Large Cap Core...................................      2,833,538        1,308,418
EQ/Lord Abbett Mid Cap Value....................................      1,867,104        2,751,783
EQ/Marsico Focus................................................      9,777,689       15,962,987
EQ/Mid Cap Index................................................      4,086,354       14,403,011
EQ/Mid Cap Value PLUS...........................................      4,368,526       27,018,450
EQ/Money Market.................................................    305,193,276      271,409,882
EQ/Montag & Caldwell Growth.....................................      9,786,983        3,596,475
EQ/Mutual Shares................................................      1,720,433        2,435,830
EQ/Oppenheimer Global...........................................      1,314,005        1,357,515
EQ/Oppenheimer Main Street Opportunity..........................        337,975          257,048
EQ/Oppenheimer Main Street Small Cap............................        846,749          923,680
EQ/PIMCO Real Return............................................     45,556,294       21,420,452
EQ/Quality Bond PLUS............................................      4,081,185        6,526,418
EQ/Short Duration Bond..........................................      4,790,943        4,293,069
EQ/Small Company Index..........................................      4,155,157        6,890,534
EQ/T. Rowe Price Growth Stock...................................      1,555,775        3,759,968
EQ/Templeton Growth.............................................        865,983        1,780,726
EQ/UBS Growth and Income........................................        630,838        1,330,726
EQ/Van Kampen Comstock..........................................      3,305,094        2,272,012
EQ/Van Kampen Emerging Markets Equity...........................     34,309,191       47,520,748
EQ/Van Kampen Mid Cap Growth....................................      7,647,032        4,261,911
Multimanager Aggressive Equity..................................        747,379        6,769,727
Multimanager Core Bond..........................................     12,773,276       13,220,896
Multimanager Health Care........................................      4,474,797        3,997,328
Multimanager High Yield.........................................      6,431,574       20,523,664
Multimanager International Equity...............................      4,547,079        7,154,132
Multimanager Large Cap Core Equity..............................        711,102        2,468,162
Multimanager Large Cap Growth...................................      1,450,078        3,202,065

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


4. Purchases and Sales of Investments (Concluded)


                                                                      Purchases         Sales
                                                                   --------------   -------------
Multimanager Large Cap Value....................................   $  4,862,426     $  7,779,843
Multimanager Mid Cap Growth.....................................      1,456,711        5,104,580
Multimanager Mid Cap Value......................................      3,527,683        5,473,255
Multimanager Small Cap Growth...................................      1,259,727        3,911,637
Multimanager Small Cap Value....................................      1,535,030        9,539,749
Multimanager Technology.........................................      4,381,628        9,765,144


5.  Expenses and Related Party Transactions

    The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

    AXA Equitable serves as investment manager of The Portifolios of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to the Trusts and are responsible for retaining and discontinuing the services of those advisors, or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.20% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of EQ/Large Vap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.

    * Denotes Reorganization Transaction

    + Denotes Substitution Transaction

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


6.  Substitutions/Reorganizations (Concluded)


---------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio                     Surviving Portfolio

                           EQ/AllianceBernstein Growth
                           and Income*                           EQ/AllianceBernstein Value*
---------------------------------------------------------------------------------------------------
Shares -- Class A                 1,855,801                         2,651,175
Shares -- Class B                16,162,705                        27,732,184
Value -- Class A               $      19.34                      $      16.30
Value -- Class B               $      19.21                      $      16.27
Net Assets before merger       $346,376,754                      $148,040,033
Net Assets after merger                  --                      $494,416,787
---------------------------------------------------------------------------------------------------
July 6, 2007               Removed Portfolio                     Surviving Portfolio

                           EQ/Capital Guardian U.S. Equity*      EQ/Capital Guardian Research*
---------------------------------------------------------------------------------------------------
Shares -- Class B                 2,908,026                         6,414,739
Value -- Class B                $     12.05                       $     15.08
Net Assets before merger        $35,041,713                       $61,692,551
Net Assets after merger                  --                       $96,734,264
---------------------------------------------------------------------------------------------------
                           EQ/Janus Large Cap Growth*            EQ/T. Rowe Price Growth Stock*
---------------------------------------------------------------------------------------------------
Shares -- Class B                 2,252,409                           811,802
Value -- Class B                $      7.62                       $     23.21
Net Assets before merger        $17,163,357                       $ 1,678,567
Net Assets after merger                  --                       $18,841,924
---------------------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery             EQ/Multimanager Small
                           Small Cap*                            Cap Growth*
---------------------------------------------------------------------------------------------------
Shares -- Class B                   527,326                         1,323,570
Value -- Class B                $     14.94                       $     10.65
Net Assets before merger        $ 7,878,250                       $ 6,217,771
Net Assets after merger                  --                       $14,096,021
---------------------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                                                           Asset-based                    Current     Maximum
                                                         Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                         Expense Risks       Charge          Charge        Charge     Charge
                                                        --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor..................................        0.50%            --               --           0.50%       0.50%

Income Manager.......................................        0.90%           0.25%             --           1.15%       1.15%

Accumulator..........................................        1.10%           0.25%             --           1.35%       1.35%

Accumulator issued on, or after March 1, 2000........        1.10%           0.25%            0.20%         1.55%       1.55%

Accumulator Plus, Select, Elite......................        1.10%           0.25%            0.25%         1.60%       1.60%

Accumulator Select issued on, or after
  August 13, 2001....................................        1.10%           0.25%            0.35%         1.70%       1.70%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                       When charge
Charges                                is deducted                            Amount deducted                      How deducted
-------                                -----------                            ---------------                      ------------
Charges for state premium and   At time of transaction                        Varies by state.                 Applied to an annuity
other applicable taxes                                                                                         payout option


Charge for Trust expenses       Daily                     Vary by portfolio                                    Unit value


Annual Administrative charge    Annually on each          Depending on account value a charge of $30 or        Unit liquidation from
                                contract date             Years 1 to 2 lesser of $30 or 2% of account value    account value
                                anniversary.

Variable Immediate Annuity      At time of transaction    $350 annuity administrative fee                      Unit liquidation from
payout option administrative                                                                                   account value
fee

Withdrawal charge               At time of transaction    Low -- During the first seven contract years, a      Unit liquidation from
                                                          charge is deducted from amounts withdrawn that       account value
                                                          exceed 15% of account value. The charge begins at
                                                          7% and declines by 1% each year.

                                                          High -- During the first nine contract years, a
                                                          charge is deducted from amounts withdrawn that
                                                          exceed 15% of account value. The charge begins at
                                                          8% and declines by 1% beginning in the third
                                                          contract year.

BaseBuilder benefit charge      Annually on each          Low 0.15%                                            Unit liquidation from
                                contract date             High 0.45%                                           account value
                                anniversary.

Protection Plus                 Annually on each          0.20%                                                Unit liquidation from
                                contract date                                                                  account value
                                anniversary.

Guaranteed minimum death        Annually on each          Low 0.20%                                            Unit liquidation from
benefit charge 6% rollup        contract date             High 0.35%                                           account value
to age 80                       anniversary.

    Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).


8.  Accumulation Unit Values


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                     ---------------------------------------------------------------------------
                                                        Unit     Units Outstanding   Net Assets     Investment         Total
                                                        value         (000s)          (000s)     Income ratio**     Return***
                                                     ---------- ------------------- ------------ ---------------- --------------

AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $  8.62           --                --            --           (39.51)%
         Highest contract charges 1.70% Class B (a)     $  9.00           --                --            --           (40.20)%
         All contract charges                                --        2,124           $17,545          1.61%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 14.25           --                --            --             5.63%
         Highest contract charges 1.70% Class B (a)     $ 15.05           --                --            --             4.30%
         All contract charges                                --        1,776           $24,464          2.52%              --
  2006   Lowest contract charges 0.50% Class B (a)      $ 13.49           --                --            --            17.31%
         Highest contract charges 1.70% Class B (a)     $ 14.43           --                --            --            15.90%
         All contract charges                                --        1,320           $17,375          3.03%              --
  2005   Lowest contract charges 0.50% Class B (a)      $ 11.50           --                --            --             7.52%
         Highest contract charges 1.70% Class B (a)     $ 12.45           --                --            --             6.23%
         All contract charges                                --          602           $ 6,817          5.87%              --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.70           --                --            --             7.44%
         Highest contract charges 1.70% Class B (a)     $ 11.72           --                --            --             6.30%
         All contract charges                                --          192           $ 2,040          2.68%              --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $ 10.43           --                --            --           (11.46)%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                        value           (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
AXA Conservative Allocation (Continued)
---------------------------------------
         Highest contract charges 1.70% Class B (a)     $ 10.29            --                --            --           (12.50)%
         All contract charges                                --         3,108           $31,022          5.44%              --
  2007   Lowest contract charges 0.50% Class B (a)      $ 11.78            --                --            --             5.27%
         Highest contract charges 1.70% Class B (a)     $ 11.76            --                --            --            3.98%
         All contract charges                                --         1,631          $ 18,538          4.12%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.19            --                --            --            5.84%
         Highest contract charges 1.70% Class B (a)     $ 11.31            --                --            --            4.57%
         All contract charges                                --         1,123          $ 12,231          3.87%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.57            --                --            --            1.93%
         Highest contract charges 1.70% Class B (a)     $ 10.82            --                --            --            0.71%
         All contract charges                                --           939          $  9,761          4.27%             --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.37            --                --            --            3.74%
         Highest contract charges 1.70% Class B (a)     $ 10.74            --                --            --            2.64%
         All contract charges                                --           437          $  4,511          4.68%             --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)      $  9.80            --                --            --          (19.80)%
         Highest contract charges 1.70% Class B (a)     $  9.82            --                --            --          (20.81)%
         All contract charges                                --         2,909          $ 27,248          3.66%             --
  2007   Lowest contract charges 0.50% Class B (a)      $ 12.22            --                --            --            4.98%
         Highest contract charges 1.70% Class B (a)     $ 12.40            --                --            --            3.68%
         All contract charges                                --         2,325          $ 27,419          3.82%             --
  2006   Lowest contract charges 0.50% Class B (a)      $ 11.64            --                --            --            8.22%
         Highest contract charges 1.70% Class B (a)     $ 11.96            --                --            --            6.91%
         All contract charges                                --         1,581          $ 17,921          3.48%             --
  2005   Lowest contract charges 0.50% Class B (a)      $ 10.76            --                --            --            2.73%
         Highest contract charges 1.70% Class B (a)     $ 11.19            --                --            --            1.50%
         All contract charges                                --         1,253          $ 13,241          4.33%             --
  2004   Lowest contract charges 0.50% Class B (a)      $ 10.47            --                --            --            4.93%
         Highest contract charges 1.70% Class B (a)     $ 11.02            --                --            --            3.81%
         All contract charges                                --           635          $  6,596          4.50%             --
AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                  $ 43.14           542          $ 23,385          3.28%         (25.16)%
  2007   1.15% Class A                                  $ 57.64           570          $ 32,884          3.03%           5.30%
  2006   1.15% Class A                                  $ 54.74           613          $ 33,581          2.55%           9.33%
  2005   1.15% Class A                                  $ 50.07           703          $ 35,188          2.28%           3.85%
  2004   1.15% Class A                                  $ 48.21           778          $ 37,532          2.49%           7.74%
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 47.34            --                --            --          (24.86)%
         Highest contract charges 1.70% Class B         $ 35.84            --                --            --          (25.75)%
         All contract charges                                --         5,218          $199,318          3.28%             --
  2007   Lowest contract charges 0.50% Class B          $ 63.00            --                --            --            5.74%
         Highest contract charges 1.70% Class B         $ 48.27            --                --            --            4.46%
         All contract charges                                --         5,987          $307,011          3.03%             --
  2006   Lowest contract charges 0.50% Class B          $ 59.58            --                --            --            9.77%
         Highest contract charges 1.70% Class B         $ 46.21            --                --            --            8.45%
         All contract charges                                --         6,621          $323,970          2.55%             --
  2005   Lowest contract charges 0.50% Class B          $ 54.27            --                --            --            4.27%
         Highest contract charges 1.70% Class B         $ 42.61            --                --            --            3.02%
         All contract charges                                --         7,497          $337,587          2.28%             --
  2004   Lowest contract charges 0.50% Class B          $ 52.05            --                --            --            8.18%
         Highest contract charges 1.70% Class B         $ 41.36            --                --            --            6.88%

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                        Unit     Units Outstanding   Net Assets     Investment         Total
                                                        value          (000s)          (000s)     Income ratio**     Return***
                                                      --------- ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
         All contract charges                                --        8,374         $365,310          2.49%              --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (a)     $   9.31           --               --            --           (32.14)%
         Highest contract charges 1.70% Class B (a)    $   9.69           --               --            --           (32.94)%
         All contract charges                                --       10,326         $ 91,875          2.22%              --
  2007   Lowest contract charges 0.50% Class B (a)     $  13.72           --               --            --             5.86%
         Highest contract charges 1.70% Class B (a)    $  14.45           --               --            --             4.56%
         All contract charges                                --        9,641         $127,560          3.07%              --
  2006   Lowest contract charges 0.50% Class B (a)     $  12.96           --               --            --            13.93%
         Highest contract charges 1.70% Class B (a)    $  13.82           --               --            --            12.56%
         All contract charges                                --        6,424         $ 81,056          3.45%              --
  2005   Lowest contract charges 0.50% Class B (a)     $  11.37           --               --            --             6.14%
         Highest contract charges 1.70% Class B (a)    $  12.28           --               --            --             4.86%
         All contract charges                                --        2,669         $ 29,848          4.92%              --
  2004   Lowest contract charges 0.50% Class B (a)     $  10.71           --               --            --             7.46%
         Highest contract charges 1.70% Class B (a)    $  11.71           --               --            --             6.32%
         All contract charges                                --        1,006         $ 10,701          4.04%              --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                 $ 166.65          164         $ 27,251          1.55%          (44.31)%
  2007   1.15% Class A                                 $ 299.23          203         $ 60,734          0.95%            2.54%
  2006   1.15% Class A                                 $ 291.81          266         $ 77,493          1.14%            9.69%
  2005   1.15% Class A                                 $ 266.03          322         $ 85,655          0.81%            3.36%
  2004   1.15% Class A                                 $ 257.37          407         $104,744          0.97%           13.09%
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B         $ 200.52           --               --            --           (44.08)%
         Highest contract charges 1.70% Class B        $ 134.51           --               --            --           (44.76)%
         All contract charges                                --        1,053         $158,344          1.55%              --
  2007   Lowest contract charges 0.50% Class B         $ 358.57           --               --            --             2.96%
         Highest contract charges 1.70% Class B        $ 243.48           --               --            --             1.71%
         All contract charges                                --        1,297         $351,552          0.95%              --
  2006   Lowest contract charges 0.50% Class B         $ 348.26           --               --            --            10.14%
         Highest contract charges 1.70% Class B        $ 239.38           --               --            --             8.81%
         All contract charges                                --        1,643         $436,497          1.14%              --
  2005   Lowest contract charges 0.50% Class B         $ 316.20           --               --            --             3.78%
         Highest contract charges 1.70% Class B        $ 219.99           --               --            --             2.53%
         All contract charges                                --        2,036         $495,374          0.81%              --
  2004   Lowest contract charges 0.50% Class B         $ 304.68           --               --            --            13.55%
         Highest contract charges 1.70% Class B        $ 214.55           --               --            --            12.18%
         All contract charges                                --        2,356         $558,043          0.97%              --
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                 $  21.79          204         $  4,453          2.98%            2.69%
  2007   1.15% Class A                                 $  21.22          205         $  4,343          4.03%            5.89%
  2006   1.15% Class A                                 $  20.04          238         $  4,764          3.64%            2.20%
  2005   1.15% Class A                                 $  19.61          293         $  5,747          3.15%            0.33%
  2004   1.15% Class A                                 $  19.55          354         $  6,917          2.74%            1.02%
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B         $  23.77           --               --            --             3.08%
         Highest contract charges 1.70% Class B        $  19.16           --               --            --             1.81%
         All contract charges                                --        3,845         $ 76,626          2.98%              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                  ---------------------------------------------------------------------------
                                                      Unit      Units Outstanding   Net Assets     Investment        Total
                                                     value           (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- ------------
EQ/AllianceBernstein Intermediate Government
  Securities (Continued)
--------------------------------------------
  2007   Lowest contract charges 0.50% Class B      $ 23.06               --               --            --           6.32%
         Highest contract charges 1.70% Class B     $ 18.82               --               --            --           5.02%
         All contract charges                            --            4,615         $ 90,022          4.03%            --
  2006   Lowest contract charges 0.50% Class B      $ 21.69               --               --            --           2.61%
         Highest contract charges 1.70% Class B     $ 17.92               --               --            --           1.37%
         All contract charges                            --            5,697         $105,656          3.64%            --
  2005   Lowest contract charges 0.50% Class B      $ 21.14               --               --            --           0.73%
         Highest contract charges 1.70% Class B     $ 17.67               --               --            --          (0.48)%
         All contract charges                            --            7,156         $130,692          3.15%            --
  2004   Lowest contract charges 0.50% Class B      $ 20.98               --               --            --           1.43%
         Highest contract charges 1.70% Class B     $ 17.76               --               --            --           0.21%
         All contract charges                            --            8,965         $164,292          2.74%            --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 10.46              815         $  8,523          2.56%        (51.17)%
  2007   1.15% Class A                              $ 21.42              978         $ 20,944          1.24%         10.70%
  2006   1.15% Class A                              $ 19.35            1,130         $ 21,873          1.39%         22.40%
  2005   1.15% Class A                              $ 15.81            1,271         $ 20,101          1.49%         14.25%
  2004   1.15% Class A                              $ 13.84            1,509         $ 20,882          1.85%         17.11%
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.11               --               --            --         (50.95)%
         Highest contract charges 1.70% Class B     $  9.40               --               --            --         (51.57)%
         All contract charges                            --            6,676         $ 65,108          2.56%            --
  2007   Lowest contract charges 0.50% Class B      $ 22.65               --               --            --          11.14%
         Highest contract charges 1.70% Class B     $ 19.41               --               --            --           9.85%
         All contract charges                            --            8,005         $160,627          1.24%            --
  2006   Lowest contract charges 0.50% Class B      $ 20.38               --               --            --          22.90%
         Highest contract charges 1.70% Class B     $ 17.67               --               --            --          21.43%
         All contract charges                            --            9,246         $168,521          1.39%            --
  2005   Lowest contract charges 0.50% Class B      $ 16.58               --               --            --          14.72%
         Highest contract charges 1.70% Class B     $ 14.55               --               --            --          13.34%
         All contract charges                            --           10,144         $151,869          1.49%            --
  2004   Lowest contract charges 0.50% Class B      $ 14.45               --               --            --          17.58%
         Highest contract charges 1.70% Class B     $ 12.84               --               --            --          16.17%
         All contract charges                            --           10,920         $143,903          1.85%            --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 12.02              134         $  1,608            --         (45.19)%
  2007   1.15% Class A                              $ 21.93              155         $  3,396            --          15.66%
  2006   1.15% Class A                              $ 18.96              304         $  5,774            --           8.01%
  2005   1.15% Class A                              $ 17.56              365         $  6,412            --          10.50%
  2004   1.15% Class A                              $ 15.89              358         $  5,682            --          12.96%
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 12.62               --               --            --         (44.94)%
         Highest contract charges 1.70% Class B     $ 10.96               --               --            --         (45.58)%
         All contract charges                            --            3,651         $ 41,271            --             --
  2007   Lowest contract charges 0.50% Class B      $ 22.92               --               --            --          16.11%
         Highest contract charges 1.70% Class B     $ 20.14               --               --            --          14.69%
         All contract charges                            --            4,332         $ 89,735            --             --
  2006   Lowest contract charges 0.50% Class B      $ 19.74               --               --            --           8.46%
         Highest contract charges 1.70% Class B     $ 17.56               --               --            --           7.15%
         All contract charges                            --            5,379         $ 96,886            --             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                         value          (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Small Cap Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charges 0.50% Class B          $ 18.20            --                --            --           10.95%
         Highest contract charges 1.70% Class B         $ 16.39            --                --            --            9.62%
         All contract charges                                --         6,419          $107,631            --              --
  2004   Lowest contract charges 0.50% Class B          $ 16.41            --                --            --           13.41%
         Highest contract charges 1.70% Class B         $ 14.95            --                --            --           12.05%
         All contract charges                                --         7,402          $112,923            --              --
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (e)      $  6.91            --                --            --          (38.80)%
         Highest contract charges 1.70% Class B (e)     $  6.65            --                --            --          (39.49)%
         All contract charges                                --            98          $    659          0.73%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 11.29            --                --            --           (1.66)%
         Highest contract charges 1.70% Class B (e)     $ 10.99            --                --            --           (2.83)%
         All contract charges                                --           100          $  1,108          0.44%             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.48            --                --            --           10.61%
         Highest contract charges 1.70% Class B (e)     $ 11.31            --                --            --            9.28%
         All contract charges                                --            70          $    802          1.12%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.38            --                --            --            3.83%
         Highest contract charges 1.70% Class B (e)     $ 10.35            --                --            --            3.54%
         All contract charges                                --            23          $    244          0.74%             --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 16.70            --                --            --          (36.86)%
         Highest contract charges 1.70% Class B         $ 14.49            --                --            --          (37.65)%
         All contract charges                                --         4,204          $ 63,087          1.54%             --
  2007   Lowest contract charges 0.50% Class B          $ 26.45            --                --            --            0.69%
         Highest contract charges 1.70% Class B         $ 23.24            --                --            --           (0.56)%
         All contract charges                                --         5,164          $123,863          0.99%             --
  2006   Lowest contract charges 0.50% Class B          $ 26.27            --                --            --           20.31%
         Highest contract charges 1.70% Class B         $ 23.37            --                --            --           18.86%
         All contract charges                                --         6,279          $150,983          2.67%             --
  2005   Lowest contract charges 0.50% Class B          $ 21.84            --                --            --            2.44%
         Highest contract charges 1.70% Class B         $ 19.66            --                --            --            1.20%
         All contract charges                                --         7,616          $153,657          1.30%             --
  2004   Lowest contract charges 0.50% Class B          $ 21.32            --                --            --           10.02%
         Highest contract charges 1.70% Class B         $ 19.43            --                --            --            8.69%
         All contract charges                                --         9,215          $183,445          2.05%             --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 15.47            --                --            --          (43.29)%
         Highest contract charges 1.70% Class B         $ 13.43            --                --            --          (43.97)%
         All contract charges                                --         2,498          $ 34,788          2.01%             --
  2007   Lowest contract charges 0.50% Class B          $ 27.28            --                --            --            9.65%
         Highest contract charges 1.70% Class B         $ 23.97            --                --            --            8.31%
         All contract charges                                --         3,268          $ 80,889          1.75%             --
  2006   Lowest contract charges 0.50% Class B          $ 24.88            --                --            --           25.06%
         Highest contract charges 1.70% Class B         $ 22.13            --                --            --           23.55%
         All contract charges                                --         3,753          $ 85,502          3.41%             --
  2005   Lowest contract charges 0.50% Class B          $ 19.90            --                --            --           10.28%
         Highest contract charges 1.70% Class B         $ 17.91            --                --            --            8.96%
         All contract charges                                --         3,839          $ 70,590          1.73%             --
  2004   Lowest contract charges 0.50% Class B          $ 18.04            --                --            --           21.04%
         Highest contract charges 1.70% Class B         $ 16.44            --                --            --           19.58%
         All contract charges                                --         3,618          $ 60,866          1.58%             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment        Total
                                                         value          (000s)          (000s)     Income ratio**    Return***
                                                      ---------- ------------------- ------------ ---------------- -------------
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  5.05            --                --            --           (32.67)%
         Highest contract charges 1.70% Class B (c)     $  4.47            --                --            --           (33.38)%
         All contract charges                                --         1,651           $ 7,626          2.27%              --
  2007   Lowest contract charges 0.50% Class B (c)      $  7.50            --                --            --             3.31%
         Highest contract charges 1.70% Class B (c)     $  6.71            --                --            --             1.82%
         All contract charges                                --         1,719           $11,852          1.62%              --
  2006   Lowest contract charges 0.50% Class B (c)      $  7.26            --                --            --            15.39%
         Highest contract charges 1.70% Class B (c)     $  6.59            --                --            --            14.00%
         All contract charges                                --         2,310           $15,572          2.28%              --
  2005   Lowest contract charges 0.50% Class B (c)      $  6.30            --                --            --             5.62%
         Highest contract charges 1.70% Class B (c)     $  5.78            --                --            --             4.35%
         All contract charges                                --         2,154           $12,697          2.09%              --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.96            --                --            --             9.05%
         Highest contract charges 1.70% Class B (c)     $  5.54            --                --            --             8.80%
         All contract charges                                --           266           $ 1,503          3.48%              --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  5.86            --                --            --           (45.44)%
         Highest contract charges 1.70% Class B         $  5.23            --                --            --           (46.14)%
         All contract charges                                --            93           $   497          0.25%              --
  2007   Lowest contract charges 0.50% Class B          $ 10.74            --                --            --            11.53%
         Highest contract charges 1.70% Class B         $  9.71            --                --            --            10.22%
         All contract charges                                --           110           $ 1,097          0.21%              --
  2006   Lowest contract charges 0.50% Class B          $  9.63            --                --            --             4.70%
         Highest contract charges 1.70% Class B         $  8.81            --                --            --             3.45%
         All contract charges                                --           116           $ 1,043            --               --
  2005   Lowest contract charges 0.50% Class B          $  9.20            --                --            --             8.20%
         Highest contract charges 1.70% Class B         $  8.51            --                --            --             6.90%
         All contract charges                                --           130           $ 1,125            --               --
  2004   Lowest contract charges 0.50% Class B          $  8.50            --                --            --             3.07%
         Highest contract charges 1.70% Class B         $  7.96            --                --            --             1.83%
         All contract charges                                --           116           $   939            --               --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  8.87            --                --            --           (40.67)%
         Highest contract charges 1.70% Class B         $  7.70            --                --            --           (41.40)%
         All contract charges                                --           502           $ 4,102          0.15%              --
  2007   Lowest contract charges 0.50% Class B          $ 14.95            --                --            --             4.91%
         Highest contract charges 1.70% Class B         $ 13.14            --                --            --             3.71%
         All contract charges                                --           651           $ 9,123            --               --
  2006   Lowest contract charges 0.50% Class B          $ 14.25            --                --            --             6.87%
         Highest contract charges 1.70% Class B         $ 12.67            --                --            --             5.58%
         All contract charges                                --           333           $ 4,309          0.22%              --
  2005   Lowest contract charges 0.50% Class B          $ 13.33            --                --            --             4.58%
         Highest contract charges 1.70% Class B         $ 12.00            --                --            --             3.33%
         All contract charges                                --           179           $ 2,194          0.21%              --
  2004   Lowest contract charges 0.50% Class B          $ 12.75            --                --            --             5.01%
         Highest contract charges 1.70% Class B         $ 11.62            --                --            --             3.74%
         All contract charges                                --            89           $ 1,059          0.48%              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit     Units Outstanding   Net Assets     Investment         Total
                                                         value          (000s)          (000s)     Income ratio**     Return***
                                                      ---------- ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  8.48            --                --            --           (39.94)%
         Highest contract charges 1.70% Class B         $  7.54            --                --            --           (40.68)%
         All contract charges                                --         4,480          $ 34,775          0.86%              --
  2007   Lowest contract charges 0.50% Class B          $ 14.12            --                --            --             1.15%
         Highest contract charges 1.70% Class B         $ 12.71            --                --            --            (0.08)%
         All contract charges                                --         5,973          $ 77,900          1.06%              --
  2006   Lowest contract charges 0.50% Class B          $ 13.96            --                --            --            11.50%
         Highest contract charges 1.70% Class B         $ 12.72            --                --            --            10.16%
         All contract charges                                --         4,909          $ 63,987          0.53%              --
  2005   Lowest contract charges 0.50% Class B          $ 12.52            --                --            --             5.53%
         Highest contract charges 1.70% Class B         $ 11.55            --                --            --             4.26%
         All contract charges                                --         5,839          $ 68,872          0.53%              --
  2004   Lowest contract charges 0.50% Class B          $ 11.87            --                --            --            10.35%
         Highest contract charges 1.70% Class B         $ 11.08            --                --            --             9.02%
         All contract charges                                --         6,765          $ 76,328          0.61%              --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  9.25            --                --            --           (19.50)%
         Highest contract charges 1.70% Class B (d)     $  8.85            --                --            --           (20.41)%
         All contract charges                                --           542          $  4,843          7.26%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.49            --                --            --             2.32%
         Highest contract charges 1.70% Class B (d)     $ 11.12            --                --            --             1.00%
         All contract charges                                --           561          $  6,280          6.73%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.23            --                --            --             7.42%
         Highest contract charges 1.70% Class B (d)     $ 11.01            --                --            --             6.13%
         All contract charges                                --           507          $  5,609          7.68%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.46            --                --            --             4.56%
         Highest contract charges 1.70% Class B (d)     $ 10.37            --                --            --             3.72%
         All contract charges                                --           174          $  1,807         13.63%              --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.79            --                --            --           (39.54)%
         Highest contract charges 1.70% Class B (f)     $  6.60            --                --            --           (40.27)%
         All contract charges                                --           684          $  4,548          0.55%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.23            --                --            --             3.22%
         Highest contract charges 1.70% Class B (f)     $ 11.05            --                --            --             1.94%
         All contract charges                                --           528          $  5,854          0.58%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.88            --                --            --             8.76%
         Highest contract charges 1.70% Class B (f)     $ 10.84            --                --            --             8.36%
         All contract charges                                --           136          $  1,478          0.85%              --
EQ/Equity 500 Index
-------------------
         Unit Value 1.15*
  2008   1.15% Class A (l)                              $ 20.36            --                --          1.59%          (37.89)%
  2007   1.15% Class A (l)                              $ 32.78            --                --          1.24%            4.00%
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 21.79            --                --            --           (37.64)%
         Highest contract charges 1.70% Class B         $ 18.20            --                --            --           (38.39)%
         All contract charges                                --         3,111          $ 59,174          1.59%              --
  2007   Lowest contract charges 0.50% Class B          $ 34.94            --                --            --             4.42%
         Highest contract charges 1.70% Class B         $ 29.54            --                --            --             3.14%
         All contract charges                                --         3,801          $116,961          1.24%              --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2006   Lowest contract charges 0.50% Class B          $ 33.46              --                --            --          14.52%
         Highest contract charges 1.70% Class B         $ 28.64              --                --            --          13.14%
         All contract charges                                --           4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B          $ 29.22              --                --            --           3.88%
         Highest contract charges 1.70% Class B         $ 25.31              --                --            --           2.63%
         All contract charges                                --           5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B          $ 28.13              --                --            --           9.68%
         Highest contract charges 1.70% Class B         $ 24.66              --                --            --           8.36%
         All contract charges                                --           6,511          $165,823          1.38%            --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (e)      $ 11.58              --                --            --           5.95%
         Highest contract charges 1.70% Class B (e)     $ 11.14              --                --            --           4.70%
         All contract charges                                --           1,470          $ 16,556         16.15%            --
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.93              --                --            --           8.76%
         Highest contract charges 1.70% Class B (e)     $ 10.64              --                --            --           7.47%
         All contract charges                                --             983          $ 10,635          4.53%            --
  2006   Lowest contract charges 0.50% Class B (e)      $ 10.05              --                --            --           2.90%
         Highest contract charges 1.70% Class B (e)     $  9.90              --                --            --           1.66%
         All contract charges                                --             306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (e)      $  9.77              --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (e)     $  9.74              --                --            --          (2.59)%
         All contract charges                                --              22               212            --             --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  7.62              --                --            --         (27.98)%
         Highest contract charges 1.70% Class B         $  6.75              --                --            --         (28.87)%
         All contract charges                                --             787          $  5,445          0.54%            --
  2007   Lowest contract charges 0.50% Class B          $ 10.58              --                --            --          10.79%
         Highest contract charges 1.70% Class B         $  9.49              --                --            --           9.46%
         All contract charges                                --             930          $  9,027            --             --
  2006   Lowest contract charges 0.50% Class B          $  9.55              --                --            --           5.34%
         Highest contract charges 1.70% Class B         $  8.67              --                --            --           4.07%
         All contract charges                                --           1,004          $  8,883          2.03%            --
  2005   Lowest contract charges 0.50% Class B          $  9.07              --                --            --           3.44%
         Highest contract charges 1.70% Class B         $  8.33              --                --            --           2.20%
         All contract charges                                --           1,194          $ 10,128          0.04%            --
  2004   Lowest contract charges 0.50% Class B          $  8.77              --                --            --           6.51%
         Highest contract charges 1.70% Class B         $  8.15              --                --            --           5.22%
         All contract charges                                --           1,548          $ 12,815          0.31%            --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  7.20              --                --            --         (32.20)%
         Highest contract charges 1.70% Class B (f)     $  7.01              --                --            --         (32.92)%
         All contract charges                                --           1,959          $ 13,811          5.97%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.62              --                --            --           1.53%
         Highest contract charges 1.70% Class B (f)     $ 10.45              --                --            --           0.29%
         All contract charges                                --           2,107          $ 22,106          3.79%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.46              --                --            --           4.56%
         Highest contract charges 1.70% Class B (f)     $ 10.42              --                --            --           4.17%
         All contract charges                                --             619          $  6,457          2.46%            --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  Years Ended December 31,
                                                      -----------------------------------------------------------------------------
                                                         Unit       Units Outstanding   Net Assets     Investment         Total
                                                         value            (000s)          (000s)     Income ratio**     Return***
                                                      ------------ ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.54              --                --            --           (33.67)%
         Highest contract charges 1.70% Class B (f)     $  6.36              --                --            --           (34.50)%
         All contract charges                                --             333           $ 2,133          1.12%              --
  2007   Lowest contract charges 0.50% Class B (f)      $  9.86              --                --            --            (9.12)%
         Highest contract charges 1.70% Class B (f)     $  9.71              --                --            --           (10.18)%
         All contract charges                                --             138           $ 1,343          0.50%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.85              --                --            --             8.50%
         Highest contract charges 1.70% Class B (f)     $ 10.81              --                --            --             8.10%
         All contract charges                                --              34           $   364          0.62%              --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (k)      $  6.01              --                --            --           (37.20)%
         Highest contract charges 1.70% Class B (k)     $  5.89              --                --            --           (37.93)%
         All contract charges                                --             659           $ 3,902          4.13%              --
  2007   Lowest contract charges 0.50% Class B (k)      $  9.57              --                --            --            (4.30)%
         Highest contract charges 1.70% Class B (k)     $  9.49              --                --            --            (5.10)%
         All contract charges                                --             472           $ 4,489          1.96%              --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $ 10.41              --                --            --           (14.25)%
         Highest contract charges 1.70% Class B (e)     $  9.95              --                --            --           (15.32)%
         All contract charges                                --             447           $ 4,504          0.44%              --
  2007   Lowest contract charges 0.50% Class B (e)      $ 12.14              --                --            --             2.97%
         Highest contract charges 1.70% Class B (e)     $ 11.75              --                --            --             1.64%
         All contract charges                                --             601           $ 7,151          0.49%              --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.79              --                --            --            11.65%
         Highest contract charges 1.70% Class B (e)     $ 11.56              --                --            --            10.30%
         All contract charges                                --             780           $ 9,122          5.06%              --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.56              --                --            --             5.64%
         Highest contract charges 1.70% Class B (e)     $ 10.48              --                --            --             4.79%
         All contract charges                                --             538           $ 5,667          4.29%              --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $ 24.17              --                --            --           (30.98)%
         Highest contract charges 1.70% Class B (c)     $ 18.86              --                --            --           (31.84)%
         All contract charges                                --             840           $16,988          0.58%              --
  2007   Lowest contract charges 0.50% Class B (c)      $ 35.02              --                --            --             8.72%
         Highest contract charges 1.70% Class B (c)     $ 27.67              --                --            --             7.41%
         All contract charges                                --             792           $23,223          0.47%              --
  2006   Lowest contract charges 0.50% Class B (c)      $ 32.21              --                --            --            18.24%
         Highest contract charges 1.70% Class B (c)     $ 25.76              --                --            --            16.82%
         All contract charges                                --             536           $14,549          1.45%              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 27.24              --                --            --             3.80%
         Highest contract charges 1.70% Class B (c)     $ 22.05              --                --            --             2.55%
         All contract charges                                --             474           $10,971          0.90%              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 26.24              --                --            --            13.51%
         Highest contract charges 1.70% Class B (c)     $ 21.50              --                --            --            13.26%
         All contract charges                                --             102           $ 2,292          0.44%              --
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $  9.76              --                --            --           (45.11)%
         Highest contract charges 1.70% Class B         $  8.68              --                --            --           (45.78)%
         All contract charges                                --           1,350           $12,153          1.39%              --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/International Core PLUS (Continued)
--------------------------------------
  2007   Lowest contract charges 0.50% Class B          $ 17.78             --                --            --           14.64%
         Highest contract charges 1.70% Class B         $ 16.01             --                --            --           13.31%
         All contract charges                                --          1,518           $25,426          0.39%             --
  2006   Lowest contract charges 0.50% Class B          $ 15.51             --                --            --           18.65%
         Highest contract charges 1.70% Class B         $ 14.13             --                --            --           17.22%
         All contract charges                                --          1,648           $24,157          1.29%             --
  2005   Lowest contract charges 0.50% Class B          $ 13.07             --                --            --           16.54%
         Highest contract charges 1.70% Class B         $ 12.06             --                --            --           15.14%
         All contract charges                                --          1,659           $20,675          1.63%             --
  2004   Lowest contract charges 0.50% Class B          $ 11.22             --                --            --           13.04%
         Highest contract charges 1.70% Class B         $ 10.47             --                --            --           11.68%
         All contract charges                                --          1,331           $14,271          1.70%             --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $  9.93             --                --            --          (40.61)%
         Highest contract charges 1.70% Class B (e)     $  9.50             --                --            --          (41.29)%
         All contract charges                                --            556           $ 5,339          0.97%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 16.72             --                --            --           15.63%
         Highest contract charges 1.70% Class B (e)     $ 16.18             --                --            --           14.18%
         All contract charges                                --            478           $ 7,804          0.67%             --
  2006   Lowest contract charges 0.50% Class B (e)      $ 14.46             --                --            --           25.01%
         Highest contract charges 1.70% Class B (e)     $ 14.17             --                --            --           23.51%
         All contract charges                                --            186           $ 2,650          1.17%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 11.56             --                --            --           15.64%
         Highest contract charges 1.70% Class B (e)     $ 11.47             --                --            --           14.72%
         All contract charges                                --             54           $   615          2.36%             --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 14.39             --                --            --           (9.38)%
         Highest contract charges 1.70% Class B         $ 12.59             --                --            --          (10.52)%
         All contract charges                                --          2,561           $33,222          3.69%             --
  2007   Lowest contract charges 0.50% Class B          $ 15.88             --                --            --            2.58%
         Highest contract charges 1.70% Class B         $ 14.07             --                --            --            1.37%
         All contract charges                                --          3,901           $56,331          4.18%             --
  2006   Lowest contract charges 0.50% Class B          $ 15.48                                                           3.54%
         Highest contract charges 1.70% Class B         $ 13.88             --                --            --            2.30%
         All contract charges                                --          4,203           $59,758          4.27%             --
  2005   Lowest contract charges 0.50% Class B          $ 14.95             --                --            --            1.71%
         Highest contract charges 1.70% Class B         $ 13.57             --                --            --            0.48%
         All contract charges                                --          4,274           $59,245          3.61%             --
  2004   Lowest contract charges 0.50% Class B          $ 14.70             --                --            --            3.58%
         Highest contract charges 1.70% Class B         $ 13.50             --                --            --            2.33%
         All contract charges                                --          3,575           $49,206          4.03%             --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 10.28             --                --            --          (40.09)%
         Highest contract charges 1.70% Class B         $  8.93             --                --            --          (40.78)%
         All contract charges                                --          1,563           $14,524          1.76%             --
  2007   Lowest contract charges 0.50% Class B          $ 17.16             --                --            --           (1.72)%
         Highest contract charges 1.70% Class B         $ 15.08             --                --            --           (2.90)%
         All contract charges                                --          1,918           $30,002          1.29%             --
  2006   Lowest contract charges 0.50% Class B          $ 17.46             --                --            --           19.78%
         Highest contract charges 1.70% Class B         $ 15.53             --                --            --           18.34%
         All contract charges                                --          2,331           $37,428          4.25%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2005   Lowest contract charges 0.50% Class B      $ 14.58               --               --            --            3.41%
         Highest contract charges 1.70% Class B     $ 13.12               --               --            --            2.16%
         All contract charges                            --            2,671         $ 36,117          1.45%             --
  2004   Lowest contract charges 0.50% Class B      $ 14.10               --               --            --           10.33%
         Highest contract charges 1.70% Class B     $ 12.84               --               --            --            9.00%
         All contract charges                            --            3,179         $ 41,949          1.24%             --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  7.29               --               --            --          (37.75)%
         Highest contract charges 1.70% Class B     $  6.46               --               --            --          (38.48)%
         All contract charges                            --              778         $  5,152          0.32%             --
  2007   Lowest contract charges 0.50% Class B      $ 11.71               --               --            --            3.35%
         Highest contract charges 1.70% Class B     $ 10.50               --               --            --            2.14%
         All contract charges                            --              941         $ 10,092          1.11%             --
  2006   Lowest contract charges 0.50% Class B      $ 11.33               --               --            --           12.38%
         Highest contract charges 1.70% Class B     $ 10.28               --               --            --           11.03%
         All contract charges                            --            1,207         $ 12,655          0.80%             --
  2005   Lowest contract charges 0.50% Class B      $ 10.08               --               --            --            6.66%
         Highest contract charges 1.70% Class B     $  9.26               --               --            --            5.38%
         All contract charges                            --            1,491         $ 14,051          0.48%             --
  2004   Lowest contract charges 0.50% Class B      $  9.45               --               --            --           10.84%
         Highest contract charges 1.70% Class B     $  8.79               --               --            --            9.51%
         All contract charges                            --            1,772         $ 15,816          0.55%             --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  5.37               --               --            --          (36.60)%
         Highest contract charges 1.70% Class B     $  4.78               --               --            --          (37.27)%
         All contract charges                            --            7,550         $ 36,927          0.13%             --
  2007   Lowest contract charges 0.50% Class B      $  8.47               --               --            --           13.39%
         Highest contract charges 1.70% Class B     $  7.62               --               --            --           12.06%
         All contract charges                            --            9,142         $ 71,185            --              --
  2006   Lowest contract charges 0.50% Class B      $  7.47               --               --            --           (1.04)%
         Highest contract charges 1.70% Class B     $  6.80               --               --            --           (2.23)%
         All contract charges                            --           11,619         $ 80,589            --              --
  2005   Lowest contract charges 0.50% Class B      $  7.55               --               --            --           14.36%
         Highest contract charges 1.70% Class B     $  6.96               --               --            --           12.98%
         All contract charges                            --           14,003         $ 99,105            --              --
  2004   Lowest contract charges 0.50% Class B      $  6.60               --               --            --            7.84%
         Highest contract charges 1.70% Class B     $  6.16               --               --            --            6.54%
         All contract charges                            --           16,193         $101,176            --              --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.59               --               --            --          (38.55)%
         Highest contract charges 1.70% Class B     $ 10.06               --               --            --          (39.29)%
         All contract charges                            --            4,156         $ 43,404          0.10%             --
  2007   Lowest contract charges 0.50% Class B      $ 18.86               --               --            --           15.07%
         Highest contract charges 1.70% Class B     $ 16.57               --               --            --           13.65%
         All contract charges                            --            4,958         $ 85,014          0.34%             --
  2006   Lowest contract charges 0.50% Class B      $ 16.39               --               --            --            7.24%
         Highest contract charges 1.70% Class B     $ 14.58               --               --            --            5.95%
         All contract charges                            --            5,886         $ 88,476            --              --
  2005   Lowest contract charges 0.50% Class B      $ 15.29               --               --            --            8.48%
         Highest contract charges 1.70% Class B     $ 13.76               --               --            --            7.18%
         All contract charges                            --            7,269         $102,815            --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                     Years Ended December 31,
                                                      ----------- ---------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2004   Lowest contract charges 0.50% Class B          $ 14.09             --               --            --           12.06%
         Highest contract charges 1.70% Class B         $ 12.84             --               --            --           10.71%
         All contract charges                                --          8,819         $116,063            --              --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (e)      $  4.57             --               --            --          (56.93)%
         Highest contract charges 1.70% Class B (e)     $  4.39             --               --            --          (57.46)%
         All contract charges                                --            341         $  1,523          0.72%             --
  2007   Lowest contract charges 0.50% Class B (e)      $ 10.61             --               --            --           (6.35)%
         Highest contract charges 1.70% Class B (e)     $ 10.32             --               --            --           (7.61)%
         All contract charges                                --            706         $  7,423            --              --
  2006   Lowest contract charges 0.50% Class B (e)      $ 11.33             --               --            --            6.30%
         Highest contract charges 1.70% Class B (e)     $ 11.17             --               --            --            5.02%
         All contract charges                                --            320         $  3,608          0.05%             --
  2005   Lowest contract charges 0.50% Class B (e)      $ 10.66             --               --            --            6.62%
         Highest contract charges 1.70% Class B (e)     $ 10.63             --               --            --            6.31%
         All contract charges                                --             61         $    650          0.15%             --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 1.15%*
  2008   1.15% Class A (l)                              $  5.10          3,136         $ 15,999          2.68%          43.71%
  2007   1.15% Class A (l)                              $  9.06          4,100         $ 37,131          2.27%          (9.40)%
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 10.38             --               --            --          (43.62)%
         Highest contract charges 1.70% Class B         $  9.09             --               --            --          (44.27)%
         All contract charges                                --         20,212         $164,159          2.68%             --
  2007   Lowest contract charges 0.50% Class B          $ 18.41             --               --            --           (5.05)%
         Highest contract charges 1.70% Class B         $ 16.31             --               --            --           (6.16)%
         All contract charges                                --         26,493         $387,603          2.27%             --
  2006   Lowest contract charges 0.50% Class B          $ 19.39             --               --            --           20.78%
         Highest contract charges 1.70% Class B         $ 17.38             --               --            --           19.33%
         All contract charges                                --          9,170         $163,663          1.52%             --
  2005   Lowest contract charges 0.50% Class B          $ 16.05             --               --            --            4.91%
         Highest contract charges 1.70% Class B         $ 14.57             --               --            --            3.65%
         All contract charges                                --         10,260         $153,051          1.10%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.30             --               --            --           12.88%
         Highest contract charges 1.70% Class B         $ 14.06             --               --            --           11.52%
         All contract charges                                --         11,146         $159,958          1.32%             --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 11.37             --               --            --            4.41%
         Highest contract charges 1.70% Class B (d)     $ 10.88             --               --            --            3.23%
         All contract charges                                --            440         $  4,832          4.78%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.89             --               --            --            6.87%
         Highest contract charges 1.70% Class B (d)     $ 10.54             --               --            --            5.61%
         All contract charges                                --            464         $  4,921          4.28%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.19             --               --            --            1.31%
         Highest contract charges 1.70% Class B (d)     $  9.98             --               --            --            0.10%
         All contract charges                                --            378         $  3,792          3.95%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.06             --               --            --            0.56%
         Highest contract charges 1.70% Class B (d)     $  9.98             --               --            --           (0.25)%
         All contract charges                                --            326         $  3,255          4.20%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  8.08             --                --            --           (36.88)%
         Highest contract charges 1.70% Class B (d)     $  7.73             --                --            --           (37.61)%
         All contract charges                                --            241           $ 1,876          1.26%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.80             --                --            --             2.98%
         Highest contract charges 1.70% Class B (d)     $ 12.39             --                --            --             1.72%
         All contract charges                                --            332           $ 4,143          1.00%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.43             --                --            --            16.63%
         Highest contract charges 1.70% Class B (d)     $ 12.18             --                --            --            15.22%
         All contract charges                                --            382           $ 4,671          1.57%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.66             --                --            --             6.59%
         Highest contract charges 1.70% Class B (d)     $ 10.57             --                --            --             5.73%
         All contract charges                                --             73           $   774          1.34%              --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  9.01             --                --            --           (31.27)%
         Highest contract charges 1.70% Class B (d)     $  8.62             --                --            --           (32.13)%
         All contract charges                                --            276           $ 2,408          1.29%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 13.11             --                --            --            10.08%
         Highest contract charges 1.70% Class B (d)     $ 12.70             --                --            --             8.83%
         All contract charges                                --            138           $ 1,764          0.78%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 11.91             --                --            --            12.13%
         Highest contract charges 1.70% Class B (d)     $ 11.67             --                --            --            10.78%
         All contract charges                                --            111           $ 1,303          1.28%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.62             --                --            --             6.21%
         Highest contract charges 1.70% Class B (d)     $ 10.54             --                --            --             5.40%
         All contract charges                                --             58           $   615          0.89%              --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  7.62             --                --            --           (39.28)%
         Highest contract charges 1.70% Class B (d)     $  7.29             --                --            --           (40.00)%
         All contract charges                                --            578           $ 4,261          1.37%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 12.55             --                --            --             0.08%
         Highest contract charges 1.70% Class B (d)     $ 12.15             --                --            --            (1.14)%
         All contract charges                                --            681           $ 8,334          0.53%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.54             --                --            --            11.87%
         Highest contract charges 1.70% Class B (d)     $ 12.29             --                --            --            10.52%
         All contract charges                                --            592           $ 7,315          1.10%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 11.21             --                --            --            12.11%
         Highest contract charges 1.70% Class B (d)     $ 11.12             --                --            --            11.22%
         All contract charges                                --            682           $ 7,598          1.53%              --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 11.60             --                --            --           (40.57)%
         Highest contract charges 1.70% Class B         $ 10.61             --                --            --           (41.32)%
         All contract charges                                --          3,497           $37,939          0.88%              --
  2007   Lowest contract charges 0.50% Class B          $ 19.52             --                --            --            13.49%
         Highest contract charges 1.70% Class B         $ 18.08             --                --            --            12.09%
         All contract charges                                --          3,964           $72,987          0.17%              --
  2006   Lowest contract charges 0.50% Class B          $ 17.20             --                --            --             8.78%
         Highest contract charges 1.70% Class B         $ 16.13             --                --            --             7.47%
         All contract charges                                --          4,481           $73,378          0.72%              --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  ----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value         (000s)          (000s)     Income ratio**    Return***
                                                  ------------ ------------------- ------------ ---------------- -------------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charges 0.50% Class B      $ 15.82               --               --            --           10.15%
         Highest contract charges 1.70% Class B     $ 15.01               --               --            --            8.83%
         All contract charges                            --            4,494         $ 68,290            --              --
  2004   Lowest contract charges 0.50% Class B      $ 14.36               --               --            --            9.96%
         Highest contract charges 1.70% Class B     $ 13.79               --               --            --            8.63%
         All contract charges                            --            4,111         $ 57,243            --              --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $  7.36               --               --            --          (49.55)%
         Highest contract charges 1.70% Class B     $  6.66               --               --            --          (50.11)%
         All contract charges                            --            3,909         $ 26,540          0.78%             --
  2007   Lowest contract charges 0.50% Class B      $ 14.59               --               --            --            7.44%
         Highest contract charges 1.70% Class B     $ 13.35               --               --            --            6.21%
         All contract charges                            --            4,894         $ 66,595            --              --
  2006   Lowest contract charges 0.50% Class B      $ 13.58               --               --            --           10.97%
         Highest contract charges 1.70% Class B     $ 12.57               --               --            --            9.63%
         All contract charges                            --            5,941         $ 76,031          3.07%             --
  2005   Lowest contract charges 0.50% Class B      $ 12.23               --               --            --            5.84%
         Highest contract charges 1.70% Class B     $ 11.47               --               --            --            4.56%
         All contract charges                            --            7,030         $ 81,842          7.23%             --
  2004   Lowest contract charges 0.50% Class B      $ 11.56               --               --            --           15.45%
         Highest contract charges 1.70% Class B     $ 10.97               --               --            --           14.06%
         All contract charges                            --            7,409         $ 82,301          2.25%             --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.23               --               --            --          (39.85)%
         Highest contract charges 1.70% Class B     $  9.74               --               --            --          (40.61)%
         All contract charges                            --            5,140         $ 51,712          1.30%             --
  2007   Lowest contract charges 0.50% Class B      $ 18.67               --               --            --           (2.10)%
         Highest contract charges 1.70% Class B     $ 16.40               --               --            --           (3.30)%
         All contract charges                            --            6,755         $114,184          0.93%             --
  2006   Lowest contract charges 0.50% Class B      $ 19.07               --               --            --           11.92%
         Highest contract charges 1.70% Class B     $ 16.96               --               --            --           10.58%
         All contract charges                            --            8,495         $148,186          0.29%             --
  2005   Lowest contract charges 0.50% Class B      $ 17.04               --               --            --           10.77%
         Highest contract charges 1.70% Class B     $ 15.34               --               --            --            9.44%
         All contract charges                            --           10,049         $158,052          4.50%             --
  2004   Lowest contract charges 0.50% Class B      $ 15.38               --               --            --           17.26%
         Highest contract charges 1.70% Class B     $ 14.02               --               --            --           15.84%
         All contract charges                            --           11,078         $158,871          2.52%             --
EQ/Money Market
---------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 33.25              335         $  1,107          2.05%           1.19%
  2007   1.15% Class A                              $ 32.86              259         $  8,522          4.62%           3.76%
  2006   1.15% Class A                              $ 31.67              262         $  8,297          4.46%           3.53%
  2005   1.15% Class A                              $ 30.59              238         $  7,289          2.56%           1.70%
  2004   1.15% Class A                              $ 30.08              344         $ 10,358          0.79%          (0.13)%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2008   Lowest contract charges 0.00% Class B      $ 44.43               --               --            --            2.11%
         Highest contract charges 1.70% Class B     $ 27.75               --               --            --            0.36%
         All contract charges                            --            4,855         $154,195          2.05%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value         (000s)          (000s)     Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------
  2007   Lowest contract charges 0.00% Class B          $ 43.51              --                --            --           4.72%
         Highest contract charges 1.70% Class B         $ 27.65              --                --            --           2.94%
         All contract charges                                --           3,848          $113,281          4.62%            --
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  4.22              --                --            --         (33.23)%
         Highest contract charges 1.70% Class B (c)     $  3.74              --                --            --         (33.92)%
         All contract charges                                --           1,775          $  6,830          0.27%            --
  2007   Lowest contract charges 0.50% Class B (c)      $  6.32              --                --            --          20.15%
         Highest contract charges 1.70% Class B (c)     $  5.66              --                --            --          18.66%
         All contract charges                                --             554          $  3,227          0.29%            --
  2006   Lowest contract charges 0.50% Class B (c)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (c)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (c)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (c)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (c)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (c)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.69              --                --            --         (38.40)%
         Highest contract charges 1.70% Class B (f)     $  6.50              --                --            --         (39.20)%
         All contract charges                                --             576          $  3,775          3.34%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.86              --                --            --           1.12%
         Highest contract charges 1.70% Class B (f)     $ 10.69              --                --            --          (0.09)%
         All contract charges                                --             678          $  7,267            --             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.90              --                --            --         (41.03)%
         Highest contract charges 1.70% Class B (f)     $  6.71              --                --            --         (41.70)%
         All contract charges                                --             216             1,459          1.09%            --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.70              --.               --            --           5.22%
         Highest contract charges 1.70% Class B (f)     $ 11.51              --                --            --           3.88%
         All contract charges                                --             236          $  2,725          0.35%            --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (f)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.87              --                --            --           (39.10)%
         Highest contract charges 1.70% Class B (f)     $  6.68              --                --            --           (39.82)%
         All contract charges                                --              78           $   527          0.65%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 11.28              --                --            --             2.92%
         Highest contract charges 1.70% Class B (f)     $ 11.10              --                --            --             1.65%
         All contract charges                                --              68           $   756            --               --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.96              --                --            --             9.61%
         Highest contract charges 1.70% Class B (f)     $ 10.92              --                --            --             9.20%
         All contract charges                                --              29           $   322          1.99%              --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.68              --                --            --           (38.60)%
         Highest contract charges 1.70% Class B (f)     $  6.50              --                --            --           (39.25)%
         All contract charges                                --              86           $   559          0.06%              --
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.88              --                --            --            (2.25)%
         Highest contract charges 1.70% Class B (f)     $ 10.70              --                --            --            (3.52)%
         All contract charges                                --              98           $ 1,048          0.37%              --
  2006   Lowest contract charges 0.50% Class B (f)      $ 11.13              --                --            --            11.28%
         Highest contract charges 1.70% Class B (f)     $ 11.09              --                --            --            10.86%
         All contract charges                                --              36           $   400          1.49%              --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 10.57              --                --            --            (4.52)%
         Highest contract charges 1.70% Class B (d)     $ 10.11              --                --            --            (5.69)%
         All contract charges                                --           3,408           $34,789          3.23%              --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.07              --                --            --            10.92%
         Highest contract charges 1.70% Class B (d)     $ 10.72              --                --            --             9.61%
         All contract charges                                --           1,487           $16,050          3.24%              --
  2006   Lowest contract charges 0.50% Class B (d)      $  9.98              --                --            --            (0.11)%
         Highest contract charges 1.70% Class B (d)     $  9.78              --                --            --            (1.31)%
         All contract charges                                --           1,072           $10,531          4.50%              --
  2005   Lowest contract charges 0.50% Class B (d)      $  9.99              --                --            --            (0.09)%
         Highest contract charges 1.70% Class B (d)     $  9.91              --                --            --            (0.89)%
         All contract charges                                --             782           $ 7,766          5.60%              --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 17.75              --                --            --            (7.02)%
         Highest contract charges 1.70% Class B         $ 14.75              --                --            --            (8.16)%
         All contract charges                                --             860           $13,225          5.01%              --
  2007   Lowest contract charges 0.50% Class B          $ 19.09              --                --            --             4.03%
         Highest contract charges 1.70% Class B         $ 16.06              --                --            --             2.75%
         All contract charges                                --           1,044           $17,419          4.60%              --
  2006   Lowest contract charges 0.50% Class B          $ 18.35              --                --            --             3.30%
         Highest contract charges 1.70% Class B         $ 15.63              --                --            --             2.06%
         All contract charges                                --           1,222           $19,815          3.51%              --
  2005   Lowest contract charges 0.50% Class B          $ 17.77              --                --            --             1.49%
         Highest contract charges 1.70% Class B         $ 15.31              --                --            --             0.27%
         All contract charges                                --           1,582           $25,077          3.87%              --
  2004   Lowest contract charges 0.50% Class B          $ 17.51              --                --            --             3.23%
         Highest contract charges 1.70% Class B         $ 15.27              --                --            --             1.98%
         All contract charges                                --           1,526           $24,056          3.79%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                     Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $ 10.61            --                 --            --           (2.48)%
         Highest contract charges 1.70% Class B (d)     $ 10.15            --                 --            --           (3.61)%
         All contract charges                                --           491            $ 5,028          6.44%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 10.88            --                 --            --            4.82%
         Highest contract charges 1.70% Class B (d)     $ 10.53            --                 --            --            3.54%
         All contract charges                                --           468            $ 4,950          3.94%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 10.38            --                 --            --            3.44%
         Highest contract charges 1.70% Class B (d)     $ 10.17            --                 --            --            2.20%
         All contract charges                                --           504            $ 5,152          3.61%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.04            --                 --            --            0.36%
         Highest contract charges 1.70% Class B (d)     $  9.96            --                 --            --           (0.44)%
         All contract charges                                --           229            $ 2,289          2.01%             --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 11.85            --                 --            --          (34.49)%
         Highest contract charges 1.70% Class B         $ 10.37            --                 --            --          (35.27)%
         All contract charges                                --         1,489            $15,941          0.79%             --
  2007   Lowest contract charges 0.50% Class B          $ 18.09            --                 --            --           (2.32)%
         Highest contract charges 1.70% Class B         $ 16.02            --                 --            --           (3.49)%
         All contract charges                                --         1,780            $29,335          1.22%             --
  2006   Lowest contract charges 0.50% Class B          $ 18.52            --                 --            --           17.12%
         Highest contract charges 1.70% Class B         $ 16.60            --                 --            --           15.71%
         All contract charges                                --         2,142            $36,481          1.21%             --
  2005   Lowest contract charges 0.50% Class B          $ 15.81            --                 --            --            3.74%
         Highest contract charges 1.70% Class B         $ 14.35            --                 --            --            2.49%
         All contract charges                                --         2,338            $34,342          1.07%             --
  2004   Lowest contract charges 0.50% Class B          $ 15.24            --                 --            --           17.08%
         Highest contract charges 1.70% Class B         $ 14.00            --                 --            --           15.67%
         All contract charges                                --         2,744            $39,236          2.29%             --
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $ 11.86            --                 --            --          (42.51)%
         Highest contract charges 1.70% Class B (c)     $  9.26            --                 --            --          (43.19)%
         All contract charges                                --           891            $ 8,606            --              --
  2007   Lowest contract charges 0.50% Class B (c)      $ 20.63            --                 --            --            6.67%
         Highest contract charges 1.70% Class B (c)     $ 16.30            --                 --            --            5.43%
         All contract charges                                --         1,038            $17,635          0.14%             --
  2006   Lowest contract charges 0.50% Class B (c)      $ 19.34            --                 --            --           (4.49)%
         Highest contract charges 1.70% Class B (c)     $ 15.46            --                 --            --           (5.64)%
         All contract charges                                --           100            $ 1,627            --              --
  2005   Lowest contract charges 0.50% Class B (c)      $ 20.25            --                 --            --            3.47%
         Highest contract charges 1.70% Class B (c)     $ 16.39            --                 --            --            2.22%
         All contract charges                                --           113            $ 1,942            --              --
  2004   Lowest contract charges 0.50% Class B (c)      $ 19.57            --                 --            --           12.32%
         Highest contract charges 1.70% Class B (c)     $ 16.03            --                 --            --           12.07%
         All contract charges                                --            21            $   359            --              --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (f)      $  6.45            --                 --            --          (41.15)%
         Highest contract charges 1.70% Class B (f)     $  6.27            --                 --            --          (41.84)%
         All contract charges                                --           356            $ 2,250          1.47%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment        Total
                                                         value           (000s)          (000s)     Income ratio**    Return***
                                                      ----------- ------------------- ------------ ---------------- -------------
EQ/Templeton Growth (Continued)
-------------------------------
  2007   Lowest contract charges 0.50% Class B (f)      $ 10.96            --                --            --            1.58%
         Highest contract charges 1.70% Class B (f)     $ 10.78            --                --            --            0.28%
         All contract charges                                --           463          $  5,015          0.58%             --
  2006   Lowest contract charges 0.50% Class B (f)      $ 10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (f)     $ 10.75            --                --            --            7.46%
         All contract charges                                --           148          $  1,593          0.35%             --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  4.02            --                --            --          (40.36)%
         Highest contract charges 1.70% Class B (c)     $  3.56            --                --            --          (41.06)%
         All contract charges                                --           382          $  1,403          1.14%             --
  2007   Lowest contract charges 0.50% Class B (c)      $  6.74            --                --            --            0.60%
         Highest contract charges 1.70% Class B (c)     $  6.04            --                --            --           (0.49)%
         All contract charges                                --           506          $  3,135          0.69%             --
  2006   Lowest contract charges 0.50% Class B (c)      $  6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B (c)     $  6.07            --                --            --           12.22%
         All contract charges                                --           567          $  3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B (c)      $  5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B (c)     $  5.41            --                --            --            7.16%
         All contract charges                                --           371          $  2,058          1.67%             --
  2004   Lowest contract charges 0.50% Class B (c)      $  5.44            --                --            --           11.67%
         Highest contract charges 1.70% Class B (c)     $  5.05            --                --            --           11.43%
         All contract charges                                --            20          $    106          4.29%             --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  7.36            --                --            --          (37.25)%
         Highest contract charges 1.70% Class B (d)     $  7.04            --                --            --          (38.03)%
         All contract charges                                --           628          $  4,511          2.39%             --
  2007   Lowest contract charges 0.50% Class B (d)      $ 11.73            --                --            --           (3.06)%
         Highest contract charges 1.70% Class B (d)     $ 11.36            --                --            --           (4.14)%
         All contract charges                                --           491          $  5,623          0.84%             --
  2006   Lowest contract charges 0.50% Class B (d)      $ 12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (d)     $ 11.85            --                --            --           13.94%
         All contract charges                                --         1,041          $ 12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (d)      $ 10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (d)     $ 10.40            --                --            --            4.04%
         All contract charges                                --           714          $  7,466          1.83%             --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 12.25            --                --            --          (57.55)%
         Highest contract charges 1.70% Class B         $ 10.67            --                --            --          (58.07)%
         All contract charges                                --         4,221          $ 46,562          0.13%             --
  2007   Lowest contract charges 0.50% Class B          $ 28.86            --                --            --           41.26%
         Highest contract charges 1.70% Class B         $ 25.45            --                --            --           39.61%
         All contract charges                                --         5,020          $131,723            --              --
  2006   Lowest contract charges 0.50% Class B          $ 20.43            --                --            --           36.37%
         Highest contract charges 1.70% Class B         $ 18.23            --                --            --           34.73%
         All contract charges                                --         5,635          $105,586          0.40%             --
  2005   Lowest contract charges 0.50% Class B          $ 14.98            --                --            --           32.12%
         Highest contract charges 1.70% Class B         $ 13.53            --                --            --           30.53%
         All contract charges                                --         5,750          $ 79,754          0.56%             --
  2004   Lowest contract charges 0.50% Class B          $ 11.34            --                --            --           23.06%
         Highest contract charges 1.70% Class B         $ 10.37            --                --            --           21.58%
         All contract charges                                --         5,252          $ 55,642          0.66%             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.70%
  2008   Lowest contract charges 0.50% Class B (d)      $  8.64             --                --            --           (47.57)%
         Highest contract charges 1.70% Class B (d)     $  8.26             --                --            --           (48.21)%
         All contract charges                                --            821           $ 6,886            --               --
  2007   Lowest contract charges 0.50% Class B (d)      $ 16.48             --                --            --            21.80%
         Highest contract charges 1.70% Class B (d)     $ 15.95             --                --            --            20.29%
         All contract charges                                --            530           $ 8,521          0.39%              --
  2006   Lowest contract charges 0.50% Class B (d)      $ 13.53             --                --            --             8.71%
         Highest contract charges 1.70% Class B (d)     $ 13.26             --                --            --             7.40%
         All contract charges                                --            196           $ 2,607          0.34%              --
  2005   Lowest contract charges 0.50% Class B (d)      $ 12.44             --                --            --            24.44%
         Highest contract charges 1.70% Class B (d)     $ 12.34             --                --            --            23.44%
         All contract charges                                --            168           $ 2,077            --               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 1.15%*
  2008   1.15% Class A                                  $ 37.23            154           $ 5,733          0.37%          (47.16)%
  2007   1.15% Class A                                  $ 70.46            186           $13,100          0.03%           10.37%
  2006   1.15% Class A                                  $ 63.84            227           $14,485          0.05%            4.16%
  2005   1.15% Class A                                  $ 61.29            270           $16,518            --             7.23%
  2004   1.15% Class A                                  $ 57.16            320           $18,274            --            11.08%
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 41.97             --                --            --           (46.95)%
         Highest contract charges 1.70% Class B         $ 31.77             --                --            --           (47.59)%
         All contract charges                                --            342           $11,917          0.37%              --
  2007   Lowest contract charges 0.50% Class B          $ 79.11             --                --            --            10.83%
         Highest contract charges 1.70% Class B         $ 60.62             --                --            --             9.48%
         All contract charges                                --            417           $27,546          0.03%              --
  2006   Lowest contract charges 0.50% Class B          $ 71.38             --                --            --             4.59%
         Highest contract charges 1.70% Class B         $ 55.37             --                --            --             3.33%
         All contract charges                                --            534           $32,006          0.05%              --
  2005   Lowest contract charges 0.50% Class B          $ 68.25             --                --            --             7.66%
         Highest contract charges 1.70% Class B         $ 53.59             --                --            --             6.37%
         All contract charges                                --            658           $38,064            --               --
  2004   Lowest contract charges 0.50% Class B          $ 63.39             --                --            --            11.54%
         Highest contract charges 1.70% Class B         $ 50.38             --                --            --            10.19%
         All contract charges                                --            770           $41,681            --               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B          $ 12.94             --                --            --            (1.97)%
         Highest contract charges 1.70% Class B         $ 11.89             --                --            --            (0.76)%
         All contract charges                                --          2,816           $34,157          4.86%              --
  2007   Lowest contract charges 0.50% Class B          $ 12.69             --                --            --             5.66%
         Highest contract charges 1.70% Class B         $ 11.80             --                --            --             4.42%
         All contract charges                                --          3,034           $36,328          4.10%              --
  2006   Lowest contract charge 0.50% Class B           $ 12.01             --                --            --             3.25%
         Highest contract charge 1.70% Class B          $ 11.30             --                --            --             2.01%
         All contract charges                                --          3,476           $39,740          4.10%              --
  2005   Lowest contract charge 0.50% Class B           $ 11.63             --                --            --             1.24%
         Highest contract charge 1.70% Class B          $ 11.08             --                --            --             0.02%
         All contract charges                                --          4,117           $46,047          3.45%              --
  2004   Lowest contract charge 0.50% Class B           $ 11.49             --                --            --             3.37%
         Highest contract charge 1.70% Class B          $ 11.07             --                --            --             2.12%
         All contract charges                                --          4,655           $51,923          3.15%              --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                             Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                   Unit value         (000s)          (000s)     Income ratio**     Return***
                                                  ------------ ------------------- ------------ ---------------- --------------
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $  9.96              --                --            --           (27.19)%
         Highest contract charge 1.70% Class B      $  9.15              --                --            --           (28.07)%
         All contract charges                            --             992          $  9,261            --               --
  2007   Lowest contract charge 0.50% Class B       $ 13.68              --                --            --             8.49%
         Highest contract charge 1.70% Class B      $ 12.72              --                --            --             7.16%
         All contract charges                            --             947          $ 12,246            --               --
  2006   Lowest contract charge 0.50% Class B       $ 12.61              --                --            --             4.61%
         Highest contract charge 1.70% Class B      $ 11.87              --                --            --             3.35%
         All contract charges                            --           1,212          $ 14,588          1.00%              --
  2005   Lowest contract charge 0.50% Class B       $ 12.06              --                --            --             6.43%
         Highest contract charge 1.70% Class B      $ 11.49              --                --            --             5.15%
         All contract charges                            --           1,418          $ 16,462          2.49%              --
  2004   Lowest contract charge 0.50% Class B       $ 11.33              --                --            --            11.57%
         Highest contract charge 1.70% Class B      $ 10.93              --                --            --            10.22%
         All contract charges                            --           1,500          $ 16,508          3.77%              --
Multimanager High Yield
-----------------------
         Unit Value 1.15%*
  2008   1.15% Class A                              $ 26.89              59          $  1,590          8.44%          (24.21)%
  2007   1.15% Class A                              $ 35.48              76          $  2,697          6.89%            2.22%
  2006   1.15% Class A                              $ 34.71              93          $  3,231          6.41%            8.94%
  2005   1.15% Class A                              $ 31.86             110          $  3,518          7.18%            2.13%
  2004   1.15% Class A                              $ 31.20             132          $  4,123          6.32%            7.69%
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 30.12              --                --            --           (23.90)%
         Highest contract charges 1.70% Class B     $ 23.07              --                --            --           (24.80)%
         All contract charges                            --           1,640          $ 40,215          8.44%              --
  2007   Lowest contract charges 0.50% Class B      $ 39.58              --                --            --             2.62%
         Highest contract charges 1.70% Class B     $ 30.68              --                --            --             1.39%
         All contract charges                            --           2,228          $ 72,319          6.89%              --
  2006   Lowest contract charges 0.50% Class B      $ 38.57              --                --            --             9.38%
         Highest contract charges 1.70% Class B     $ 30.26              --                --            --             8.07%
         All contract charges                            --           2,673          $ 85,394          6.41%              --
  2005   Lowest contract charges 0.50% Class B      $ 35.26              --                --            --             2.55%
         Highest contract charges 1.70% Class B     $ 28.00              --                --            --             1.31%
         All contract charges                            --           3,191          $ 94,122          7.18%              --
  2004   Lowest contract charges 0.50% Class B      $ 34.38              --                --            --             8.13%
         Highest contract charges 1.70% Class B     $ 27.64              --                --            --             6.82%
         All contract charges                            --           3,675          $106,800          6.32%              --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39              --                --            --           (47.47)%
         Highest contract charge 1.70% Class B      $  9.54              --                --            --           (48.12)%
         All contract charges                            --           1,334          $ 12,979          1.46%              --
  2007   Lowest contract charge 0.50% Class B       $ 19.78              --                --            --            11.88%
         Highest contract charge 1.70% Class B      $ 18.39              --                --            --            10.52%
         All contract charges                            --           1,545          $ 28,884          0.65%              --
  2006   Lowest contract charge 0.50% Class B       $ 17.68              --                --            --            24.69%
         Highest contract charge 1.70% Class B      $ 16.64              --                --            --            23.19%
         All contract charges                            --           1,786          $ 30,134          2.11%              --
  2005   Lowest contract charge 0.50% Class B       $ 14.18              --                --            --            14.87%
         Highest contract charge 1.70% Class B      $ 13.51              --                --            --            13.48%
         All contract charges                            --           1,608          $ 21,954          3.83%              --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 ----------------------------------------------------------------------------
                                                               Units Outstanding   Net Assets     Investment        Total
                                                  Unit value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------ ------------------- ------------ ---------------- -------------
Multimanager International Equity (Continued)
---------------------------------------------
  2004   Lowest contract charge 0.50% Class B      $ 12.35              --                --            --           17.32%
         Highest contract charge 1.70% Class B     $ 11.90              --                --            --           15.90%
         All contract charges                           --           1,633           $19,579          2.14%             --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  8.09              --                --            --          (39.85)%
         Highest contract charge 1.70% Class B     $  7.43              --                --            --          (40.56)%
         All contract charges                           --             463           $ 3,499          0.45%             --
  2007   Lowest contract charge 0.50% Class B      $ 13.45              --                --            --            4.51%
         Highest contract charge 1.70% Class B     $ 12.50              --                --            --            3.22%
         All contract charges                           --             625           $ 7,927          0.39%             --
  2006   Lowest contract charge 0.50% Class B      $ 12.87              --                --            --           13.01%
         Highest contract charge 1.70% Class B     $ 12.11              --                --            --           11.65%
         All contract charges                           --             721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B      $ 11.39              --                --            --            6.20%
         Highest contract charge 1.70% Class B     $ 10.85              --                --            --            4.92%
         All contract charges                           --             854           $ 9,357          0.76%             --
  2004   Lowest contract charge 0.50% Class B      $ 10.72              --                --            --            9.13%
         Highest contract charge 1.70% Class B     $ 10.34              --                --            --            7.81%
         All contract charges                           --             973           $10,142          2.19%             --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  6.05              --                --            --          (45.64)%
         Highest contract charge 1.70% Class B     $  5.56              --                --            --          (46.28)%
         All contract charges                           --             922           $ 5,223            --              --
  2007   Lowest contract charge 0.50% Class B      $ 11.13              --                --            --           10.64%
         Highest contract charge 1.70% Class B     $ 10.35              --                --            --            9.29%
         All contract charges                           --           1,117           $11,737            --              --
  2006   Lowest contract charge 0.50% Class B      $ 10.06              --                --            --           (0.39)%
         Highest contract charge 1.70% Class B     $  9.47              --                --            --           (1.59)%
         All contract charges                           --           1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B      $ 10.10              --                --            --            6.95%
         Highest contract charge 1.70% Class B     $  9.62              --                --            --            5.67%
         All contract charges                           --           1,677           $16,297            --              --
  2004   Lowest contract charge 0.50% Class B      $  9.44              --                --            --            6.13%
         Highest contract charge 1.70% Class B     $  9.10              --                --            --            4.85%
         All contract charges                           --           1,855           $17,016            --              --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B      $  9.62              --                --            --          (37.73)%
         Highest contract charge 1.70% Class B     $  8.83              --                --            --          (38.55)%
         All contract charges                           --           1,342           $12,087          1.25%             --
  2007   Lowest contract charge 0.50% Class B      $ 15.45              --                --            --            3.07%
         Highest contract charge 1.70% Class B     $ 14.37              --                --            --            1.91%
         All contract charges                           --           1,619           $23,654          1.07%             --
  2006   Lowest contract charge 0.50% Class B      $ 14.99              --                --            --           18.73%
         Highest contract charge 1.70% Class B     $ 14.10              --                --            --           17.30%
         All contract charges                           --           1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B      $ 12.62              --                --            --            6.56%
         Highest contract charge 1.70% Class B     $ 12.02              --                --            --            5.28%
         All contract charges                           --           1,819           $22,104          2.85%             --
  2004   Lowest contract charge 0.50% Class B      $ 11.84              --                --            --           13.85%
         Highest contract charge 1.70% Class B     $ 11.42              --                --            --           12.48%
         All contract charges                           --           1,724           $19,852          6.21%             --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      ----------------------------------------------------------------------------
                                                         Unit      Units Outstanding   Net Assets     Investment         Total
                                                         value           (000s)          (000s)     Income ratio**     Return***
                                                      ----------- ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B           $  7.13            --                --            --           (43.86)%
         Highest contract charge 1.70% Class B          $  6.55            --                --            --           (44.54)%
         All contract charges                                --         1,350           $ 9,013            --               --
  2007   Lowest contract charge 0.50% Class B           $ 12.70            --                --            --            11.31%
         Highest contract charge 1.70% Class B          $ 11.81            --                --            --             9.96%
         All contract charges                                --         1,704           $20,433            --               --
  2006   Lowest contract charge 0.50% Class B           $ 11.41            --                --            --             9.07%
         Highest contract charge 1.70% Class B          $ 10.74            --                --            --             7.76%
         All contract charges                                --         2,017           $21,934          0.51%              --
  2005   Lowest contract charge 0.50% Class B           $ 10.46            --                --            --             7.84%
         Highest contract charge 1.70% Class B          $  9.96            --                --            --             6.55%
         All contract charges                                --         2,393           $24,089          1.55%              --
  2004   Lowest contract charge 0.50% Class B           $  9.70            --                --            --            11.17%
         Highest contract charge 1.70% Class B          $  9.35            --                --            --             9.83%
         All contract charges                                --         2,748           $25,891          1.55%              --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B           $  9.22            --                --            --           (36.28)%
         Highest contract charge 1.70% Class B          $  8.47            --                --            --           (37.07)%
         All contract charges                                --         1,224           $10,559          0.46%              --
  2007   Lowest contract charge 0.50% Class B           $ 14.47            --                --            --            (0.41)%
         Highest contract charge 1.70% Class B          $ 13.46            --                --            --            (1.61)%
         All contract charges                                --         1,372           $18,748            --               --
  2006   Lowest contract charge 0.50% Class B           $ 14.53            --                --            --            14.16%
         Highest contract charge 1.70% Class B          $ 13.68            --                --            --            12.79%
         All contract charges                                --         1,931           $26,757          1.63%              --
  2005   Lowest contract charge 0.50% Class B           $ 12.73            --                --            --             6.81%
         Highest contract charge 1.70% Class B          $ 12.13            --                --            --             5.53%
         All contract charges                                --         2,164           $26,520          6.25%              --
  2004   Lowest contract charge 0.50% Class B           $ 11.92            --                --            --            14.61%
         Highest contract charge 1.70% Class B          $ 11.49            --                --            --            13.23%
         All contract charges                                --         2,950           $34,188          3.92%              --
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B (c)      $  5.60            --                --            --           (42.39)%
         Highest contract charges 1.70% Class B (c)     $  4.95            --                --            --           (43.17)%
         All contract charges                                --           811           $ 4,168            --               --
  2007   Lowest contract charges 0.50% Class B (c)      $  9.72            --                --            --             3.18%
         Highest contract charges 1.70% Class B (c)     $  8.71            --                --            --             1.99%
         All contract charges                                --         1,163           $10,398            --               --
  2006   Lowest contract charges 0.50% Class B (c)      $  9.42            --                --            --             9.66%
         Highest contract charges 1.70% Class B (c)     $  8.54            --                --            --             8.34%
         All contract charges                                --           734           $ 6,421          1.54%              --
  2005   Lowest contract charges 0.50% Class B (c)      $  8.59            --                --            --             6.95%
         Highest contract charges 1.70% Class B (c)     $  7.89            --                --            --             5.67%
         All contract charges                                --           441           $ 3,552          3.12%              --
  2004   Lowest contract charges 0.50% Class B (c)      $  8.04            --                --            --            14.09%
         Highest contract charges 1.70% Class B (c)     $  7.46            --                --            --            13.83%
         All contract charges                                --           123           $   937            --               --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Concluded)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                  -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                   Unit value         (000s)          (000s)     Income ratio**     Return***
                                                  ------------ ------------------- ------------ ---------------- --------------
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charges 0.50% Class B      $ 11.78              --                --            --           (38.20)%
         Highest contract charges 1.70% Class B     $ 10.31              --                --            --           (38.92)%
         All contract charges                            --           1,103           $11,746          0.22%              --
  2007   Lowest contract charges 0.50% Class B      $ 19.06              --                --            --           (10.31)%
         Highest contract charges 1.70% Class B     $ 16.88              --                --            --           (11.39)%
         All contract charges                            --           1,623           $28,199          0.27%              --
  2006   Lowest contract charges 0.50% Class B      $ 21.25              --                --            --            15.53%
         Highest contract charges 1.70% Class B     $ 19.05              --                --            --            14.14%
         All contract charges                            --           2,245           $43,882          5.12%              --
  2005   Lowest contract charges 0.50% Class B      $ 18.39              --                --            --             4.16%
         Highest contract charges 1.70% Class B     $ 16.69              --                --            --             2.91%
         All contract charges                            --           2,709           $46,249          4.27%              --
  2004   Lowest contract charges 0.50% Class B      $ 17.65              --                --            --            16.52%
         Highest contract charges 1.70% Class B     $ 16.22              --                --            --            15.12%
         All contract charges                            --           2,865           $47,417          5.86%              --
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.70%*
  2008   Lowest contract charge 0.50% Class B       $  6.85              --                --            --           (47.35)%
         Highest contract charge 1.70% Class B      $  6.29              --                --            --           (48.02)%
         All contract charges                            --           2,388           $15,263            --               --
  2007   Lowest contract charge 0.50% Class B       $ 13.01              --                --            --            17.63%
         Highest contract charge 1.70% Class B      $ 12.10              --                --            --            16.23%
         All contract charges                            --           2,895           $35,481            --               --
  2006   Lowest contract charge 0.50% Class B       $ 11.06              --                --            --             6.76%
         Highest contract charge 1.70% Class B      $ 10.41              --                --            --             5.48%
         All contract charges                            --           3,420           $35,985            --               --
  2005   Lowest contract charge 0.50% Class B       $ 10.36              --                --            --            10.71%
         Highest contract charge 1.70% Class B      $  9.87              --                --            --             9.38%
         All contract charges                            --           4,223           $42,059            --               --
  2004   Lowest contract charge 0.50% Class B       $  9.36              --                --            --             4.46%
         Highest contract charge 1.70% Class B      $  9.02              --                --            --             3.20%
         All contract charges                            --           5,125           $46,563          1.09%              --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k) Units were made available for sale on May 29, 2007.
(l) Units were made available for sale on July 2, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2008..............   FSA-3
   Statements of Operations for the Year Ended December 31, 2008........  FSA-35
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2008 and 2007.........................................  FSA-48
   Notes to Financial Statements........................................  FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007..............     F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006......................................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006...............     F-4
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2008, 2007 and 2006...................................     F-5
   Notes to Consolidated Financial Statements...........................     F-7



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2008, the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 9, 2009

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008


                                                               AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                                 Allocation        Allocation            Allocation
                                                              ---------------   ----------------   ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $2,198,631,703     $1,340,768,352        $1,241,918,705
Receivable for The Trusts shares sold.......................              --          2,744,531                    --
Receivable for policy-related transactions..................       2,024,597                 --             1,357,385
                                                              --------------     --------------        --------------
  Total assets..............................................   2,200,656,300      1,343,512,883         1,243,276,090
                                                              --------------     --------------        --------------
Liabilities:
Payable for The Trusts shares purchased.....................       2,024,597                 --             1,357,385
Payable for policy-related transactions.....................              --          2,744,531                    --
                                                              --------------     --------------        --------------
  Total liabilities.........................................       2,024,597          2,744,531             1,357,385
                                                              --------------     --------------        --------------
Net Assets..................................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Net Assets:
Accumulation Units..........................................   2,198,544,523      1,340,727,854         1,241,651,047
Retained by AXA Equitable in Separate Account No. 49........          87,180             40,498               267,658
                                                              --------------     --------------        --------------
Total net assets............................................  $2,198,631,703     $1,340,768,352        $1,241,918,705
                                                              ==============     ==============        ==============
Investments in shares of The Trusts, at cost................  $3,607,878,894     $1,507,814,118        $1,557,082,455
The Trusts shares held
 Class A....................................................              --                 --                    --
 Class B....................................................     269,693,609        146,807,062           142,190,324



                                                               AXA Moderate    AXA Moderate-Plus   EQ/AllianceBernstein
                                                                Allocation         Allocation          Common Stock
                                                             ---------------   -----------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........... $5,362,020,192     $ 8,197,834,399        $617,645,189
Receivable for The Trusts shares sold.......................             --                  --             182,224
Receivable for policy-related transactions..................      6,480,626           6,291,147                  --
                                                             --------------     ---------------        ------------
  Total assets..............................................  5,368,500,818       8,204,125,546         617,827,413
                                                             --------------     ---------------        ------------
Liabilities:
Payable for The Trusts shares purchased.....................      6,480,626           6,291,147                  --
Payable for policy-related transactions.....................             --                  --             182,224
                                                             --------------     ---------------        ------------
  Total liabilities.........................................      6,480,626           6,291,147             182,224
                                                             --------------     ---------------        ------------
Net Assets.................................................. $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Net Assets:
Accumulation Units..........................................  5,361,993,448       8,197,685,886         617,519,769
Retained by AXA Equitable in Separate Account No. 49........         26,744             148,513             125,420
                                                             --------------     ---------------        ------------
Total net assets............................................ $5,362,020,192     $ 8,197,834,399        $617,645,189
                                                             ==============     ===============        ============
Investments in shares of The Trusts, at cost................ $7,137,470,784     $12,083,819,370        $997,822,997
The Trusts shares held
 Class A....................................................             --                  --                  --
 Class B....................................................    456,144,406         935,485,561          55,887,701

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                           EQ/AllianceBernstein
                                                               Intermediate
                                                                Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                                Securities           International        Small Cap Growth
                                                           --------------------  --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value........      $401,670,396         $  607,962,616          $280,421,943
Receivable for The Trusts shares sold....................                --                     --                    --
Receivable for policy-related transactions...............           174,429                 27,197                 4,928
                                                               ------------         --------------          ------------
  Total assets...........................................       401,844,825            607,989,813           280,426,871
                                                               ------------         --------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................           174,429                  1,197                 4,928
Payable for policy-related transactions..................                --                     --                    --
                                                               ------------         --------------          ------------
  Total liabilities......................................           174,429                  1,197                 4,928
                                                               ------------         --------------          ------------
Net Assets...............................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Net Assets:
Accumulation Units.......................................       401,655,205            607,987,723           280,414,007
Retained by AXA Equitable in Separate Account No. 49.....            15,191                    893                 7,936
                                                               ------------         --------------          ------------
Total net assets.........................................      $401,670,396         $  607,988,616          $280,421,943
                                                               ============         ==============          ============
Investments in shares of The Trusts, at cost.............      $406,793,463         $1,192,484,652          $475,926,870
The Trusts shares held
 Class A.................................................                --                     --                    --
 Class B.................................................        40,722,191             91,896,563            32,011,781



                                                               EQ/Ariel          EQ/AXA Rosenberg        EQ/BlackRock
                                                           Appreciation II   Value Long/Short Equity  Basic Value Equity
                                                           ---------------   -----------------------  ------------------
Assets:
Investment in shares of The Trusts, at fair value........    $44,146,841           $146,200,558          $522,266,147
Receivable for The Trusts shares sold....................             --                 16,521                    --
Receivable for policy-related transactions...............         24,247                  2,479               609,020
                                                             -----------           ------------          ------------
  Total assets...........................................     44,171,088            146,219,558           522,875,167
                                                             -----------           ------------          ------------
Liabilities:
Payable for The Trusts shares purchased..................         24,247                     --               609,020
Payable for policy-related transactions..................             --                     --                    --
                                                             -----------           ------------          ------------
  Total liabilities......................................         24,247                     --               609,020
                                                             -----------           ------------          ------------
Net Assets...............................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Net Assets:
Accumulation Units.......................................     43,128,220            146,218,673           522,247,447
Retained by AXA Equitable in Separate Account No. 49.....      1,018,621                    885                18,700
                                                             -----------           ------------          ------------
Total net assets.........................................    $44,146,841           $146,219,558          $522,266,147
                                                             ===========           ============          ============
Investments in shares of The Trusts, at cost.............    $66,936,069           $153,998,251          $815,851,364
The Trusts shares held
 Class A.................................................         10,482                     --                    --
 Class B.................................................      6,636,517             14,489,649            53,898,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                  EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                              International Value      Equity Income     Socially Responsible
                                                             --------------------- -------------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value...........      $592,888,008         $157,471,117           $36,094,424
Receivable for The Trusts shares sold.......................                --                   --                    --
Receivable for policy-related transactions..................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
  Total assets..............................................       594,419,895          157,555,567            36,098,879
                                                                  ------------         ------------           -----------
Liabilities:
Payable for The Trusts shares purchased.....................         1,531,887               84,450                 4,455
Payable for policy-related transactions.....................                --                   --                    --
                                                                  ------------         ------------           -----------
  Total liabilities.........................................         1,531,887               84,450                 4,455
                                                                  ------------         ------------           -----------
Net Assets..................................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Net Assets:
Accumulation Units..........................................       592,815,585          157,389,829            36,090,048
Retained by AXA Equitable in Separate Account No. 49........            72,423               81,288                 4,376
                                                                  ------------         ------------           -----------
Total net assets............................................      $592,888,008         $157,471,117           $36,094,424
                                                                  ============         ============           ===========
Investments in shares of The Trusts, at cost................      $992,576,864         $228,866,380           $59,889,243
The Trusts shares held
 Class A....................................................                --                   --                    --
 Class B....................................................        68,198,763           36,835,681             7,370,145



                                                                  EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                               Guardian Growth   Guardian Research    High Yield Bond
                                                              ----------------- ------------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........     $263,939,219      $  757,792,183       $131,761,953
Receivable for The Trusts shares sold.......................          124,825             207,834                 --
Receivable for policy-related transactions..................               --                  --            582,313
                                                                 ------------      --------------       ------------
  Total assets..............................................      264,064,044         758,000,017        132,344,266
                                                                 ------------      --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................               --                  --            582,313
Payable for policy-related transactions.....................          124,825             207,834                 --
                                                                 ------------      --------------       ------------
  Total liabilities.........................................          124,825             207,834            582,313
                                                                 ------------      --------------       ------------
Net Assets..................................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Net Assets:
Accumulation Units..........................................      263,886,281         757,786,834        131,696,077
Retained by AXA Equitable in Separate Account No. 49........           52,938               5,349             65,876
                                                                 ------------      --------------       ------------
Total net assets............................................     $263,939,219      $  757,792,183       $131,761,953
                                                                 ============      ==============       ============
Investments in shares of The Trusts, at cost................     $411,234,495      $1,189,796,461       $172,393,134
The Trusts shares held
 Class A....................................................               --                  --                 --
 Class B....................................................       30,044,236          93,257,083         40,707,272

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Davis
                                                                 New York        EQ/Equity         EQ/Evergreen
                                                                 Venture         500 Index      International Bond
                                                             --------------- ----------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $242,865,969    $  912,777,058       $413,274,116
Receivable for The Trusts shares sold.......................            --           901,696            554,618
Receivable for policy-related transactions..................       120,884                --                 --
                                                              ------------    --------------       ------------
  Total assets..............................................   242,986,853       913,678,754        413,828,734
                                                              ------------    --------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        76,884                --                 --
Payable for policy-related transactions.....................            --           901,696            509,618
                                                              ------------    --------------       ------------
  Total liabilities.........................................        76,884           901,696            509,618
                                                              ------------    --------------       ------------
Net Assets..................................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Net Assets:
Accumulation Units..........................................   242,909,648       912,728,885        413,318,609
Retained by AXA Equitable in Separate Account No. 49........           321            48,173                507
                                                              ------------    --------------       ------------
Total net assets............................................  $242,909,969    $  912,777,058       $413,319,116
                                                              ============    ==============       ============
Investments in shares of The Trusts, at cost................  $373,213,612    $1,330,289,666       $472,994,978
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    36,168,162        58,208,520         43,237,231



                                                               EQ/Evergreen    EQ/Franklin      EQ/Franklin
                                                                   Omega          Income      Small Cap Value
                                                              -------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $129,004,382   $425,712,289     $ 74,531,038
Receivable for The Trusts shares sold.......................             --             --               --
Receivable for policy-related transactions..................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
  Total assets..............................................    129,098,589    425,856,867       74,811,557
                                                               ------------   ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................         94,207        144,578          280,519
Payable for policy-related transactions.....................             --             --               --
                                                               ------------   ------------     ------------
  Total liabilities.........................................         94,207        144,578          280,519
                                                               ------------   ------------     ------------
Net Assets..................................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Net Assets:
Accumulation Units..........................................    128,961,611    425,663,187       74,460,493
Retained by AXA Equitable in Separate Account No. 49........         42,771         49,102           70,545
                                                               ------------   ------------     ------------
Total net assets............................................   $129,004,382   $425,712,289     $ 74,531,038
                                                               ============   ============     ============
Investments in shares of The Trusts, at cost................   $173,059,493   $660,641,947     $104,585,753
The Trusts shares held
 Class A....................................................             --             --               --
 Class B....................................................     20,085,680     66,501,368       11,493,110

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Franklin        EQ/GAMCO
                                                                  Templeton        Mergers and   EQ/GAMCO Small
                                                              Founding Strategy   Acquisitions    Company Value
                                                             ------------------- -------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $  996,121,628    $110,956,013    $392,679,712
Receivable for The Trusts shares sold.......................                --              --              --
Receivable for policy-related transactions..................         1,194,880          82,015         319,791
                                                                --------------    ------------    ------------
  Total assets..............................................       997,316,508     111,038,028     392,999,503
                                                                --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         1,194,880          20,015         282,791
Payable for policy-related transactions.....................                --              --              --
                                                                --------------    ------------    ------------
  Total liabilities.........................................         1,194,880          20,015         282,791
                                                                --------------    ------------    ------------
Net Assets..................................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Net Assets:
Accumulation Units..........................................       996,067,806     111,017,287     392,716,505
Retained by AXA Equitable in Separate Account No. 49........            53,822             726             207
                                                                --------------    ------------    ------------
Total net assets............................................    $  996,121,628    $111,018,013    $392,716,712
                                                                ==============    ============    ============
Investments in shares of The Trusts, at cost................    $1,524,407,409    $135,140,303    $559,944,836
The Trusts shares held
 Class A....................................................            10,822               3              --
 Class B....................................................       174,099,996      11,037,168      18,722,816



                                                              EQ/International                          EQ/International
                                                                  Core PLUS      EQ/International ETF        Growth
                                                             ------------------ ---------------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $554,322,481          $1,603,884          $168,048,135
Receivable for The Trusts shares sold.......................              --                  --                    --
Receivable for policy-related transactions..................          32,751                  --               144,727
                                                                ------------          ----------          ------------
  Total assets..............................................     554,355,232           1,603,884           168,192,862
                                                                ------------          ----------          ------------
Liabilities:
Payable for The Trusts shares purchased.....................          32,751                  --               144,727
Payable for policy-related transactions.....................              --                  --                    --
                                                                ------------          ----------          ------------
  Total liabilities.........................................          32,751                  --               144,727
                                                                ------------          ----------          ------------
Net Assets..................................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Net Assets:
Accumulation Units..........................................     554,312,199                  --           168,006,702
Retained by AXA Equitable in Separate Account No. 49........          10,282           1,603,884                41,433
                                                                ------------          ----------          ------------
Total net assets............................................    $554,322,481          $1,603,884          $168,048,135
                                                                ============          ==========          ============
Investments in shares of The Trusts, at cost................    $973,213,983          $2,460,167          $264,845,756
The Trusts shares held
 Class A....................................................              --             126,923                    --
 Class B....................................................      81,530,345             125,863            40,055,290

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/JPMorgan         EQ/JPMorgan       EQ/Large Cap
                                                                 Core Bond      Value Opportunities     Core PLUS
                                                             ----------------- --------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  913,336,047        $210,569,258      $129,360,305
Receivable for The Trusts shares sold.......................         200,694              24,924            11,311
Receivable for policy-related transactions..................              --                  --                --
                                                              --------------        ------------      ------------
  Total assets..............................................     913,536,741         210,594,182       129,371,616
                                                              --------------        ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --                  --                --
Payable for policy-related transactions.....................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
  Total liabilities.........................................         191,694              24,924            11,311
                                                              --------------        ------------      ------------
Net Assets..................................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Net Assets:
Accumulation Units..........................................     913,344,774         210,531,131       129,336,542
Retained by AXA Equitable in Separate Account No. 49........             273              38,127            23,763
                                                              --------------        ------------      ------------
Total net assets............................................  $  913,345,047        $210,569,258      $129,360,305
                                                              ==============        ============      ============
Investments in shares of The Trusts, at cost................  $1,073,540,018        $370,569,015      $202,475,796
The Trusts shares held
 Class A....................................................              --                  --                --
 Class B....................................................      97,451,850          31,151,061        22,841,964



                                                               EQ/Large Cap   EQ/Large Cap   EQ/Large Cap
                                                               Growth Index    Growth PLUS    Value Index
                                                              -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $245,932,260   $193,224,784   $ 76,510,005
Receivable for The Trusts shares sold.......................         78,029             --         24,434
Receivable for policy-related transactions..................             --        811,993             --
                                                               ------------   ------------   ------------
  Total assets..............................................    246,010,289    194,036,777     76,534,439
                                                               ------------   ------------   ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --        811,993             --
Payable for policy-related transactions.....................         78,029             --         24,434
                                                               ------------   ------------   ------------
  Total liabilities.........................................         78,029        811,993         24,434
                                                               ------------   ------------   ------------
Net Assets..................................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Net Assets:
Accumulation Units..........................................    245,886,982    193,192,830     75,141,233
Retained by AXA Equitable in Separate Account No. 49........         45,278         31,954      1,368,772
                                                               ------------   ------------   ------------
Total net assets............................................   $245,932,260   $193,224,784   $ 76,510,005
                                                               ============   ============   ============
Investments in shares of The Trusts, at cost................   $319,797,615   $276,865,077   $169,626,097
The Trusts shares held
 Class A....................................................             --             --         10,820
 Class B....................................................     44,153,009     17,654,996     18,062,720

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                EQ/Large Cap       EQ/Long        EQ/Lord Abbett
                                                                 Value PLUS       Term Bond     Growth and Income
                                                             ----------------- --------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $1,114,995,607    $136,541,572       $ 93,546,882
Receivable for The Trusts shares sold.......................         328,034         103,352                 --
Receivable for policy-related transactions..................              --              --             92,912
                                                              --------------    ------------       ------------
  Total assets..............................................   1,115,323,641     136,644,924         93,639,794
                                                              --------------    ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................              --              --             92,912
Payable for policy-related transactions.....................         328,034         103,352                 --
                                                              --------------    ------------       ------------
  Total liabilities.........................................         328,034         103,352             92,912
                                                              --------------    ------------       ------------
Net Assets..................................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Net Assets:
Accumulation Units..........................................   1,114,977,172     136,536,833         93,539,904
Retained by AXA Equitable in Separate Account No. 49........          18,435           4,739              6,978
                                                              --------------    ------------       ------------
Total net assets............................................  $1,114,995,607    $136,541,572       $ 93,546,882
                                                              ==============    ============       ============
Investments in shares of The Trusts, at cost................  $2,080,253,752    $133,795,872       $144,407,579
The Trusts shares held
 Class A....................................................              --              --                 --
 Class B....................................................     144,303,879      10,060,017         12,409,529



                                                               EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                               Large Cap Core    Mid Cap Value       Focus
                                                              ---------------- ----------------  ---------------
Assets:
Investment in shares of The Trusts, at fair value...........    $ 85,244,148     $190,310,610    $1,143,654,720
Receivable for The Trusts shares sold.......................       1,119,918           24,821             8,484
Receivable for policy-related transactions..................              --               --                --
                                                                ------------     ------------    --------------
  Total assets..............................................      86,364,066      190,335,431     1,143,663,204
                                                                ------------     ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................              --               --                --
Payable for policy-related transactions.....................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
  Total liabilities.........................................       1,119,918           24,821             8,484
                                                                ------------     ------------    --------------
Net Assets..................................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Net Assets:
Accumulation Units..........................................      85,137,695      190,154,772     1,143,520,264
Retained by AXA Equitable in Separate Account No. 49........         106,453          155,838           134,456
                                                                ------------     ------------    --------------
Total net assets............................................    $ 85,244,148     $190,310,610    $1,143,654,720
                                                                ============     ============    ==============
Investments in shares of The Trusts, at cost................    $111,429,125     $325,072,991    $1,699,463,545
The Trusts shares held
 Class A....................................................           1,838               --                --
 Class B....................................................       9,982,894       28,120,424       111,548,786

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                 EQ/Mid Cap       EQ/Mid Cap
                                                                   Index          Value PLUS    EQ/Money Market
                                                             ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $  501,016,737    $400,063,290    $1,494,248,659
Receivable for The Trusts shares sold.......................              --         568,305           275,352
Receivable for policy-related transactions..................          71,932              --           682,576
                                                              --------------    ------------    --------------
  Total assets..............................................     501,088,669     400,631,595     1,495,206,587
                                                              --------------    ------------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................          71,932              --           682,576
Payable for policy-related transactions.....................              --         568,305           549,039
                                                              --------------    ------------    --------------
  Total liabilities.........................................          71,932         568,305         1,231,615
                                                              --------------    ------------    --------------
Net Assets..................................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Net Assets:
Accumulation Units..........................................     500,885,732     400,021,681     1,493,712,447
Retained by AXA Equitable in Separate Account No. 49........         131,005          41,609           262,525
                                                              --------------    ------------    --------------
Total net assets............................................  $  501,016,737    $400,063,290    $1,493,974,972
                                                              ==============    ============    ==============
Investments in shares of The Trusts, at cost................  $1,017,839,781    $813,503,785    $1,494,473,530
The Trusts shares held
 Class A....................................................              --              --                --
 Class B....................................................     101,671,872      65,587,707     1,494,120,569


                                                                EQ/Montag &                        EQ/Oppenheimer
                                                              Caldwell Growth   EQ/Mutual Shares       Global
                                                             ----------------- ------------------ ----------------
Assets:
Investment in shares of The Trusts, at fair value...........    $143,898,720      $205,351,897      $ 89,375,404
Receivable for The Trusts shares sold.......................              --                --                --
Receivable for policy-related transactions..................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
  Total assets..............................................     144,167,520       205,545,636        89,409,219
                                                                ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased.....................         268,800           193,739            33,815
Payable for policy-related transactions.....................              --                --                --
                                                                ------------      ------------      ------------
  Total liabilities.........................................         268,800           193,739            33,815
                                                                ------------      ------------      ------------
Net Assets..................................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Net Assets:
Accumulation Units..........................................     143,894,053       205,167,972        89,279,982
Retained by AXA Equitable in Separate Account No. 49........           4,667           183,925            95,422
                                                                ------------      ------------      ------------
Total net assets............................................    $143,898,720      $205,351,897      $ 89,375,404
                                                                ============      ============      ============
Investments in shares of The Trusts, at cost................    $189,588,633      $336,788,953      $140,506,768
The Trusts shares held
 Class A....................................................              --            16,092             7,420
 Class B....................................................      32,706,012        32,003,148        13,369,719

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Oppenheimer  EQ/Oppenheimer
                                                               Main Street      Main Street        EQ/PIMCO
                                                               Opportunity       Small Cap       Real Return
                                                             --------------- ---------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value...........   $33,021,294      $54,358,567    $  917,877,204
Receivable for The Trusts shares sold.......................            --               --                --
Receivable for policy-related transactions..................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
  Total assets..............................................    33,044,585       54,405,893       918,482,005
                                                               -----------      -----------    --------------
Liabilities:
Payable for The Trusts shares purchased.....................        23,291           47,326           604,801
Payable for policy-related transactions.....................            --               --                --
                                                               -----------      -----------    --------------
  Total liabilities.........................................        23,291           47,326           604,801
                                                               -----------      -----------    --------------
Net Assets..................................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Net Assets:
Accumulation Units..........................................    27,159,952       49,305,478       917,804,939
Retained by AXA Equitable in Separate Account No. 49........     5,861,342        5,053,089            72,265
                                                               -----------      -----------    --------------
Total net assets............................................   $33,021,294      $54,358,567    $  917,877,204
                                                               ===========      ===========    ==============
Investments in shares of The Trusts, at cost................   $51,037,664      $84,763,567    $1,041,808,074
The Trusts shares held
 Class A....................................................       455,882          391,178            11,255
 Class B....................................................     4,668,020        7,996,692        98,848,862



                                                                 EQ/Quality       EQ/Short       EQ/Small
                                                                 Bond PLUS     Duration Bond   Company Index
                                                              --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........   $326,287,401    $141,795,528    $282,566,957
Receivable for The Trusts shares sold.......................        210,566         249,734              --
Receivable for policy-related transactions..................             --              --         803,028
                                                               ------------    ------------    ------------
  Total assets..............................................    326,497,967     142,045,262     283,369,985
                                                               ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --              --         803,028
Payable for policy-related transactions.....................        210,566         249,734              --
                                                               ------------    ------------    ------------
  Total liabilities.........................................        210,566         249,734         803,028
                                                               ------------    ------------    ------------
Net Assets..................................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Net Assets:
Accumulation Units..........................................    326,276,911     141,793,330     282,431,668
Retained by AXA Equitable in Separate Account No. 49........         10,490           2,198         135,289
                                                               ------------    ------------    ------------
Total net assets............................................   $326,287,401    $141,795,528    $282,566,957
                                                               ============    ============    ============
Investments in shares of The Trusts, at cost................   $372,475,847    $153,460,278    $466,434,822
The Trusts shares held
 Class A....................................................             --           5,840              --
 Class B....................................................     37,462,509      15,224,141      41,749,726

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/T. Rowe Price   EQ/Templeton         EQ/UBS
                                                                Growth Stock        Growth      Growth and Income
                                                             ------------------ -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value...........    $167,269,498     $149,797,557      $48,070,362
Receivable for The Trusts shares sold.......................              --               --               --
Receivable for policy-related transactions..................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
  Total assets..............................................     167,344,320      149,811,401       48,072,880
                                                                ------------     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased.....................          74,822           13,844            2,518
Payable for policy-related transactions.....................              --               --               --
                                                                ------------     ------------      -----------
  Total liabilities.........................................          74,822           13,844            2,518
                                                                ------------     ------------      -----------
Net Assets..................................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Net Assets:
Accumulation Units..........................................     167,244,401      149,787,852       48,056,767
Retained by AXA Equitable in Separate Account No. 49........          25,097            9,705           13,595
                                                                ------------     ------------      -----------
Total net assets............................................    $167,269,498     $149,797,557      $48,070,362
                                                                ============     ============      ===========
Investments in shares of The Trusts, at cost................    $266,856,760     $250,241,249      $75,944,653
The Trusts shares held
 Class A....................................................               5               --               --
 Class B....................................................      13,499,442       23,694,696       11,923,038



                                                                                EQ/Van Kampen
                                                               EQ/Van Kampen   Emerging Markets   EQ/Van Kampen
                                                                  Comstock          Equity        Mid Cap Growth
                                                              --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value...........   $185,053,421     $  696,090,827    $210,352,684
Receivable for The Trusts shares sold.......................         38,676                 --              --
Receivable for policy-related transactions..................             --            418,806         193,356
                                                               ------------     --------------    ------------
  Total assets..............................................    185,092,097        696,509,633     210,546,040
                                                               ------------     --------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................             --            391,806         193,356
Payable for policy-related transactions.....................         38,676                 --              --
                                                               ------------     --------------    ------------
  Total liabilities.........................................         38,676            391,806         193,356
                                                               ------------     --------------    ------------
Net Assets..................................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Net Assets:
Accumulation Units..........................................    185,023,568        696,117,827     210,338,843
Retained by AXA Equitable in Separate Account No. 49........         29,853                 --          13,841
                                                               ------------     --------------    ------------
Total net assets............................................   $185,053,421     $  696,117,827    $210,352,684
                                                               ============     ==============    ============
Investments in shares of The Trusts, at cost................   $297,592,481     $1,445,771,000    $358,070,784
The Trusts shares held
 Class A....................................................             --                 --              --
 Class B....................................................     27,956,782         91,354,695      25,433,292

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                              EQ/Van Kampen     Multimanager     Multimanager
                                                               Real Estate   Aggressive Equity     Core Bond
                                                             -------------- ------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........  $290,998,270      $ 67,742,645     $734,752,733
Receivable for The Trusts shares sold.......................        26,667            19,919               --
Receivable for policy-related transactions..................            --                --          243,736
                                                              ------------      ------------     ------------
  Total assets..............................................   291,024,937        67,762,564      734,996,469
                                                              ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased.....................            --                --          243,736
Payable for policy-related transactions.....................        26,667            19,919               --
                                                              ------------      ------------     ------------
  Total liabilities.........................................        26,667            19,919          243,736
                                                              ------------      ------------     ------------
Net Assets..................................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Net Assets:
Accumulation Units..........................................   290,992,723        67,727,406      734,371,111
Retained by AXA Equitable in Separate Account No. 49........         5,547            15,239          381,622
                                                              ------------      ------------     ------------
Total net assets............................................  $290,998,270      $ 67,742,645     $734,752,733
                                                              ============      ============     ============
Investments in shares of The Trusts, at cost................  $555,718,638      $111,928,061     $761,069,347
The Trusts shares held
 Class A....................................................            --                --               --
 Class B....................................................    60,462,406         4,046,753       74,393,029



                                                              Multimanager   Multimanager       Multimanager
                                                               Health Care    High Yield    International Equity
                                                             -------------- -------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value...........  $241,339,483   $531,806,711       $356,075,829
Receivable for The Trusts shares sold.......................            --             --                 --
Receivable for policy-related transactions..................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
  Total assets..............................................   241,609,611    532,000,590        356,181,482
                                                              ------------   ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................       270,128        193,879            105,653
Payable for policy-related transactions.....................            --             --                 --
                                                              ------------   ------------       ------------
  Total liabilities.........................................       270,128        193,879            105,653
                                                              ------------   ------------       ------------
Net Assets..................................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Net Assets:
Accumulation Units..........................................   241,324,268    531,727,181        355,984,590
Retained by AXA Equitable in Separate Account No. 49........        15,215         79,530             91,239
                                                              ------------   ------------       ------------
Total net assets............................................  $241,339,483   $531,806,711       $356,075,829
                                                              ============   ============       ============
Investments in shares of The Trusts, at cost................  $323,340,590   $797,253,557       $614,105,897
The Trusts shares held
 Class A....................................................            --             --                 --
 Class B....................................................    30,460,526    149,861,366         42,997,798

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Multimanager
                                                                Large Cap       Multimanager       Multimanager
                                                               Core Equity    Large Cap Growth   Large Cap Value
                                                             --------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value...........  $ 96,573,555      $166,671,952       $353,379,357
Receivable for The Trusts shares sold.......................            --                --                 --
Receivable for policy-related transactions..................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
  Total assets..............................................    96,658,432       166,735,313        353,504,726
                                                              ------------      ------------       ------------
Liabilities:
Payable for The Trusts shares purchased.....................        84,877            63,361            125,369
Payable for policy-related transactions.....................            --                --                 --
                                                              ------------      ------------       ------------
  Total liabilities.........................................        84,877            63,361            125,369
                                                              ------------      ------------       ------------
Net Assets..................................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Net Assets:
Accumulation Units..........................................    96,550,822       166,651,091        353,373,197
Retained by AXA Equitable in Separate Account No. 49........        22,733            20,861              6,160
                                                              ------------      ------------       ------------
Total net assets............................................  $ 96,573,555      $166,671,952       $353,379,357
                                                              ============      ============       ============
Investments in shares of The Trusts, at cost................  $148,654,175      $294,363,171       $562,995,951
The Trusts shares held
 Class A....................................................            --                --                 --
 Class B....................................................    13,824,518        31,565,389         48,970,223



                                                                                                Multimanager
                                                                Multimanager     Multimanager     Small Cap
                                                               Mid Cap Growth   Mid Cap Value      Growth
                                                              ---------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value...........    $216,711,039    $234,433,676    $135,537,202
Receivable for The Trusts shares sold.......................              --         242,895              --
Receivable for policy-related transactions..................         110,537              --         132,728
                                                                ------------    ------------    ------------
  Total assets..............................................     216,821,576     234,676,571     135,669,930
                                                                ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased.....................         108,809              --         132,728
Payable for policy-related transactions.....................              --         242,895              --
                                                                ------------    ------------    ------------
  Total liabilities.........................................         108,809         242,895         132,728
                                                                ------------    ------------    ------------
Net Assets..................................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Net Assets:
Accumulation Units..........................................     216,712,767     234,378,984     135,528,471
Retained by AXA Equitable in Separate Account No. 49........              --          54,692           8,731
                                                                ------------    ------------    ------------
Total net assets............................................    $216,712,767    $234,433,676    $135,537,202
                                                                ============    ============    ============
Investments in shares of The Trusts, at cost................    $382,671,037    $392,663,208    $236,572,383
The Trusts shares held
 Class A....................................................              --              --              --
 Class B....................................................      43,370,442      41,404,944      26,368,162

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                                Multimanager    Multimanager   Target 2015
                                                              Small Cap Value    Technology     Allocation
                                                             ----------------- -------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........    $368,970,510    $192,768,758       $--
Receivable for The Trusts shares sold.......................          30,000              --        --
Receivable for policy-related transactions..................              --          45,792        --
                                                                ------------    ------------       ---
  Total assets..............................................     369,000,510     192,814,550        --
                                                                ------------    ------------       ---
Liabilities:
Payable for The Trusts shares purchased.....................              --          45,792        --
Payable for policy-related transactions.....................          30,000              --        --
                                                                ------------    ------------       ---
  Total liabilities.........................................          30,000          45,792        --
                                                                ------------    ------------       ---
Net Assets..................................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Net Assets:
Accumulation Units..........................................     368,922,661     192,697,108        --
Retained by AXA Equitable in Separate Account No. 49........          47,849          71,650        --
                                                                ------------    ------------       ---
Total net assets............................................    $368,970,510    $192,768,758       $--
                                                                ============    ============       ===
Investments in shares of The Trusts, at cost................    $702,869,960    $311,640,255       $--
The Trusts shares held
 Class A....................................................               8              --        --
 Class B....................................................      53,236,974      28,066,508        --



                                                               Target 2025   Target 2035   Target 2045
                                                                Allocation    Allocation    Allocation
                                                              ------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value...........       $--       $  730,151    $  698,248
Receivable for The Trusts shares sold.......................        --               --            --
Receivable for policy-related transactions..................        --               --            --
                                                                   ---       ----------    ----------
  Total assets..............................................        --          730,151       698,248
                                                                   ---       ----------    ----------
Liabilities:
Payable for The Trusts shares purchased.....................        --               --            --
Payable for policy-related transactions.....................        --               --            --
                                                                   ---       ----------    ----------
  Total liabilities.........................................        --               --            --
                                                                   ---       ----------    ----------
Net Assets..................................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Net Assets:
Accumulation Units..........................................        --               --            --
Retained by AXA Equitable in Separate Account No. 49........        --          730,151       698,248
                                                                   ---       ----------    ----------
Total net assets............................................       $--       $  730,151    $  698,248
                                                                   ===       ==========    ==========
Investments in shares of The Trusts, at cost................       $--       $1,094,503    $1,113,748
The Trusts shares held
 Class A....................................................        --           55,525        56,476
 Class B....................................................        --           55,190        56,140

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

DECEMBER 31, 2008



                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
AXA Aggressive Allocation................     Class B 0.50%        $  8.62                    --
AXA Aggressive Allocation................     Class B 0.95%        $  8.44                   118
AXA Aggressive Allocation................     Class B 1.15%        $  8.35                   471
AXA Aggressive Allocation................     Class B 1.20%        $  8.33                 3,515
AXA Aggressive Allocation................     Class B 1.25%        $  9.22                23,024
AXA Aggressive Allocation................     Class B 1.30%        $  8.75                49,051
AXA Aggressive Allocation................     Class B 1.35%        $  8.27                 1,566
AXA Aggressive Allocation................     Class B 1.40%        $  8.25                 5,254
AXA Aggressive Allocation................     Class B 1.50%        $  9.10                22,425
AXA Aggressive Allocation................     Class B 1.55%        $  8.19                44,143
AXA Aggressive Allocation................     Class B 1.60%        $  8.17                 2,922
AXA Aggressive Allocation................     Class B 1.65%        $  9.02                88,738
AXA Aggressive Allocation................     Class B 1.70%        $  9.00                 8,484
AXA Aggressive Allocation................     Class B 1.80%        $  8.09                     4
AXA Aggressive Allocation................     Class B 1.90%        $  8.05                    49
AXA Conservative Allocation..............     Class B 0.50%        $ 10.43                    --
AXA Conservative Allocation..............     Class B 0.95%        $ 10.20                    --
AXA Conservative Allocation..............     Class B 1.15%        $ 10.10                   211
AXA Conservative Allocation..............     Class B 1.20%        $ 10.08                 4,014
AXA Conservative Allocation..............     Class B 1.25%        $ 10.54                11,977
AXA Conservative Allocation..............     Class B 1.30%        $ 10.51                16,158
AXA Conservative Allocation..............     Class B 1.35%        $ 10.00                 2,542
AXA Conservative Allocation..............     Class B 1.40%        $  9.98                 7,092
AXA Conservative Allocation..............     Class B 1.50%        $ 10.40                18,465
AXA Conservative Allocation..............     Class B 1.55%        $  9.90                18,171
AXA Conservative Allocation..............     Class B 1.60%        $  9.88                 3,454
AXA Conservative Allocation..............     Class B 1.65%        $ 10.32                42,602
AXA Conservative Allocation..............     Class B 1.70%        $ 10.29                 5,824
AXA Conservative Allocation..............     Class B 1.80%        $  9.78                    13
AXA Conservative Allocation..............     Class B 1.90%        $  9.73                     5
AXA Conservative-Plus Allocation.........     Class B 0.50%        $  9.80                    --
AXA Conservative-Plus Allocation.........     Class B 0.95%        $  9.58                    --
AXA Conservative-Plus Allocation.........     Class B 1.15%        $  9.49                   218
AXA Conservative-Plus Allocation.........     Class B 1.20%        $  9.47                 2,920
AXA Conservative-Plus Allocation.........     Class B 1.25%        $ 10.06                15,870
AXA Conservative-Plus Allocation.........     Class B 1.30%        $ 10.04                17,697
AXA Conservative-Plus Allocation.........     Class B 1.35%        $  9.40                 1,565
AXA Conservative-Plus Allocation.........     Class B 1.40%        $  9.37                 4,543
AXA Conservative-Plus Allocation.........     Class B 1.50%        $  9.93                20,789
AXA Conservative-Plus Allocation.........     Class B 1.55%        $  9.30                16,064
AXA Conservative-Plus Allocation.........     Class B 1.60%        $  9.28                 2,852
AXA Conservative-Plus Allocation.........     Class B 1.65%        $  9.85                39,676
AXA Conservative-Plus Allocation.........     Class B 1.70%        $  9.82                 4,505
AXA Conservative-Plus Allocation.........     Class B 1.80%        $  9.19                    --
AXA Conservative-Plus Allocation.........     Class B 1.90%        $  9.14                    15
AXA Moderate Allocation..................     Class B 0.50%        $ 47.34                    --
AXA Moderate Allocation..................     Class B 0.95%        $ 42.66                     3
AXA Moderate Allocation..................     Class B 1.15%        $ 40.73                   267
AXA Moderate Allocation..................     Class B 1.20%        $ 40.26                 4,257
AXA Moderate Allocation..................     Class B 1.25%        $  9.97                68,049
AXA Moderate Allocation..................     Class B 1.30%        $  9.89                84,689
AXA Moderate Allocation..................     Class B 1.35%        $ 38.88                 1,346
AXA Moderate Allocation..................     Class B 1.40%        $ 38.43                 6,917
AXA Moderate Allocation..................     Class B 1.50%        $  9.84                85,214
AXA Moderate Allocation..................     Class B 1.55%        $ 37.11                18,036
AXA Moderate Allocation..................     Class B 1.60%        $ 36.68                 2,966
AXA Moderate Allocation..................     Class B 1.65%        $  9.76               162,336
AXA Moderate Allocation..................     Class B 1.70%        $ 35.84                 4,019
AXA Moderate Allocation..................     Class B 1.80%        $ 35.01                    38
AXA Moderate Allocation..................     Class B 1.90%        $ 34.20                     3

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                               Contract charges     Unit Value     Units Outstanding (000s)
                                                              ------------------   ------------   -------------------------
AXA Moderate-Plus Allocation...............................     Class B 0.50%       $   9.31                    --
AXA Moderate-Plus Allocation...............................     Class B 0.95%       $   9.11                     7
AXA Moderate-Plus Allocation...............................     Class B 1.15%       $   9.02                 1,651
AXA Moderate-Plus Allocation...............................     Class B 1.20%       $   8.99                11,250
AXA Moderate-Plus Allocation...............................     Class B 1.25%       $   9.93                97,959
AXA Moderate-Plus Allocation...............................     Class B 1.30%       $   9.90               141,905
AXA Moderate-Plus Allocation...............................     Class B 1.35%       $   8.93                 5,241
AXA Moderate-Plus Allocation...............................     Class B 1.40%       $   8.91                18,061
AXA Moderate-Plus Allocation...............................     Class B 1.50%       $   9.80               103,155
AXA Moderate-Plus Allocation...............................     Class B 1.55%       $   8.84               130,940
AXA Moderate-Plus Allocation...............................     Class B 1.60%       $   8.82                 8,765
AXA Moderate-Plus Allocation...............................     Class B 1.65%       $   9.72               307,331
AXA Moderate-Plus Allocation...............................     Class B 1.70%       $   9.69                27,177
AXA Moderate-Plus Allocation...............................     Class B 1.80%       $   8.73                    65
AXA Moderate-Plus Allocation...............................     Class B 1.90%       $   8.69                     4
EQ/AllianceBernstein Common Stock..........................     Class B 0.50%       $ 200.52                    --
EQ/AllianceBernstein Common Stock..........................     Class B 0.95%       $ 172.73                     1
EQ/AllianceBernstein Common Stock..........................     Class B 1.20%       $ 158.94                   330
EQ/AllianceBernstein Common Stock..........................     Class B 1.25%       $   7.87                 9,704
EQ/AllianceBernstein Common Stock..........................     Class B 1.30%       $   7.73                 3,919
EQ/AllianceBernstein Common Stock..........................     Class B 1.35%       $ 151.18                   555
EQ/AllianceBernstein Common Stock..........................     Class B 1.40%       $ 148.68                   501
EQ/AllianceBernstein Common Stock..........................     Class B 1.50%       $   7.76                16,700
EQ/AllianceBernstein Common Stock..........................     Class B 1.55%       $ 141.42                   423
EQ/AllianceBernstein Common Stock..........................     Class B 1.60%       $ 139.08                   308
EQ/AllianceBernstein Common Stock..........................     Class B 1.65%       $   7.70                 7,635
EQ/AllianceBernstein Common Stock..........................     Class B 1.70%       $ 134.51                    63
EQ/AllianceBernstein Common Stock..........................     Class B 1.80%       $ 130.07                     2
EQ/AllianceBernstein Common Stock..........................     Class B 1.90%       $ 125.78                     1
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.50%       $  23.77                    --
EQ/AllianceBernstein Intermediate Government Securities....     Class B 0.95%       $  21.93                     2
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.20%       $  20.97                 2,492
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.25%       $  11.18                 2,898
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.30%       $  11.07                 2,411
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.35%       $  20.41                   571
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.40%       $  20.23                 3,868
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.50%       $  11.03                 4,313
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.55%       $  19.69                 2,058
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.60%       $  19.51                 1,664
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.65%       $  10.94                 5,624
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.70%       $  19.16                   948
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.80%       $  18.82                     3
EQ/AllianceBernstein Intermediate Government Securities....     Class B 1.90%       $  18.48                     1
EQ/AllianceBernstein International.........................     Class B 0.50%       $  11.11                    --
EQ/AllianceBernstein International.........................     Class B 0.95%       $  10.43                     5
EQ/AllianceBernstein International.........................     Class B 1.20%       $  10.08                 4,586
EQ/AllianceBernstein International.........................     Class B 1.25%       $   9.75                 8,362
EQ/AllianceBernstein International.........................     Class B 1.30%       $   9.68                 7,019
EQ/AllianceBernstein International.........................     Class B 1.35%       $   9.87                 1,498
EQ/AllianceBernstein International.........................     Class B 1.40%       $   9.80                 6,793
EQ/AllianceBernstein International.........................     Class B 1.50%       $   9.62                10,686
EQ/AllianceBernstein International.........................     Class B 1.55%       $   9.60                 6,749
EQ/AllianceBernstein International.........................     Class B 1.60%       $   9.53                 2,496
EQ/AllianceBernstein International.........................     Class B 1.65%       $   9.54                12,678
EQ/AllianceBernstein International.........................     Class B 1.70%       $   9.40                 1,924
EQ/AllianceBernstein International.........................     Class B 1.80%       $   9.27                    49
EQ/AllianceBernstein International.........................     Class B 1.90%       $   9.14                     7

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                    Contract charges     Unit Value     Units Outstanding (000s)
                                                   ------------------   ------------   -------------------------
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.50%        $ 12.62                   --
EQ/AllianceBernstein Small Cap Growth...........     Class B 0.95%        $ 11.97                   13
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.20%        $ 11.62                2,429
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.25%        $  9.05                3,292
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.30%        $  8.99                2,070
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.35%        $ 11.42                2,048
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.40%        $ 11.35                3,557
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.50%        $  8.93                5,226
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.55%        $ 11.15                2,766
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.60%        $ 11.09                1,882
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.65%        $  8.85                4,155
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.70%        $ 10.96                  421
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.80%        $ 10.83                    7
EQ/AllianceBernstein Small Cap Growth...........     Class B 1.90%        $ 10.70                    3
EQ/Ariel Appreciation II........................     Class B 0.50%        $  6.91                   --
EQ/Ariel Appreciation II........................     Class B 0.95%        $  6.81                   --
EQ/Ariel Appreciation II........................     Class B 1.20%        $  6.76                  162
EQ/Ariel Appreciation II........................     Class B 1.25%        $  6.74                  719
EQ/Ariel Appreciation II........................     Class B 1.30%        $  6.73                1,030
EQ/Ariel Appreciation II........................     Class B 1.35%        $  6.81                   57
EQ/Ariel Appreciation II........................     Class B 1.40%        $  6.71                  191
EQ/Ariel Appreciation II........................     Class B 1.50%        $  6.69                  708
EQ/Ariel Appreciation II........................     Class B 1.55%        $  6.68                  709
EQ/Ariel Appreciation II........................     Class B 1.60%        $  6.67                   85
EQ/Ariel Appreciation II........................     Class B 1.65%        $  6.66                2,446
EQ/Ariel Appreciation II........................     Class B 1.70%        $  6.65                  339
EQ/Ariel Appreciation II........................     Class B 1.80%        $  6.62                   --
EQ/Ariel Appreciation II........................     Class B 1.90%        $  6.60                    1
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.20%        $ 10.28                  523
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.25%        $ 10.51                1,638
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.30%        $ 10.49                1,449
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.40%        $ 10.18                1,173
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.50%        $ 10.37                2,862
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.55%        $ 10.35                1,130
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.60%        $ 10.08                  374
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.65%        $ 10.29                4,525
EQ/AXA Rosenberg Value Long/Short Equity........     Class B 1.70%        $ 10.26                  458
EQ/BlackRock Basic Value Equity.................     Class B 0.50%        $ 16.70                   --
EQ/BlackRock Basic Value Equity.................     Class B 0.95%        $ 15.84                   --
EQ/BlackRock Basic Value Equity.................     Class B 1.20%        $ 15.38                3,698
EQ/BlackRock Basic Value Equity.................     Class B 1.25%        $  9.07                6,950
EQ/BlackRock Basic Value Equity.................     Class B 1.30%        $  9.02                3,987
EQ/BlackRock Basic Value Equity.................     Class B 1.35%        $ 15.11                1,799
EQ/BlackRock Basic Value Equity.................     Class B 1.40%        $ 15.02                5,575
EQ/BlackRock Basic Value Equity.................     Class B 1.50%        $  8.95                9,830
EQ/BlackRock Basic Value Equity.................     Class B 1.55%        $ 14.75                3,421
EQ/BlackRock Basic Value Equity.................     Class B 1.60%        $ 14.66                2,175
EQ/BlackRock Basic Value Equity.................     Class B 1.65%        $  8.88                8,195
EQ/BlackRock Basic Value Equity.................     Class B 1.70%        $ 14.49                  834
EQ/BlackRock Basic Value Equity.................     Class B 1.80%        $ 14.32                   17
EQ/BlackRock Basic Value Equity.................     Class B 1.90%        $ 14.15                    4
EQ/BlackRock International Value................     Class B 0.50%        $ 15.47                   --
EQ/BlackRock International Value................     Class B 0.95%        $ 14.67                   20
EQ/BlackRock International Value................     Class B 1.20%        $ 14.25                3,321
EQ/BlackRock International Value................     Class B 1.25%        $ 11.10                6,161
EQ/BlackRock International Value................     Class B 1.30%        $ 11.04                3,778

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/BlackRock International Value........     Class B 1.35%        $ 14.00                 4,114
EQ/BlackRock International Value........     Class B 1.40%        $ 13.91                 4,395
EQ/BlackRock International Value........     Class B 1.50%        $ 10.95                 8,981
EQ/BlackRock International Value........     Class B 1.55%        $ 13.67                 5,347
EQ/BlackRock International Value........     Class B 1.60%        $ 13.59                 2,472
EQ/BlackRock International Value........     Class B 1.65%        $ 10.87                 8,942
EQ/BlackRock International Value........     Class B 1.70%        $ 13.43                 1,000
EQ/BlackRock International Value........     Class B 1.80%        $ 13.27                    47
EQ/BlackRock International Value........     Class B 1.90%        $ 13.11                     7
EQ/Boston Advisors Equity Income........     Class B 0.50%        $  5.05                    --
EQ/Boston Advisors Equity Income........     Class B 0.95%        $  4.82                     1
EQ/Boston Advisors Equity Income........     Class B 1.20%        $  4.70                 1,732
EQ/Boston Advisors Equity Income........     Class B 1.25%        $  4.68                 5,451
EQ/Boston Advisors Equity Income........     Class B 1.30%        $  1.90                 8,373
EQ/Boston Advisors Equity Income........     Class B 1.35%        $  4.63                   413
EQ/Boston Advisors Equity Income........     Class B 1.40%        $  4.61                 2,442
EQ/Boston Advisors Equity Income........     Class B 1.50%        $  4.56                 8,902
EQ/Boston Advisors Equity Income........     Class B 1.55%        $  4.54                 3,897
EQ/Boston Advisors Equity Income........     Class B 1.60%        $  4.51                   613
EQ/Boston Advisors Equity Income........     Class B 1.65%        $  4.49                 6,763
EQ/Boston Advisors Equity Income........     Class B 1.70%        $  4.47                   730
EQ/Boston Advisors Equity Income........     Class B 1.80%        $  4.42                     3
EQ/Boston Advisors Equity Income........     Class B 1.90%        $  4.38                    24
EQ/Calvert Socially Responsible.........     Class B 0.50%        $  5.86                    --
EQ/Calvert Socially Responsible.........     Class B 0.95%        $  5.61                    --
EQ/Calvert Socially Responsible.........     Class B 1.20%        $  5.48                   470
EQ/Calvert Socially Responsible.........     Class B 1.25%        $  7.18                   812
EQ/Calvert Socially Responsible.........     Class B 1.30%        $  7.14                   594
EQ/Calvert Socially Responsible.........     Class B 1.35%        $  5.40                   132
EQ/Calvert Socially Responsible.........     Class B 1.40%        $  5.38                   681
EQ/Calvert Socially Responsible.........     Class B 1.50%        $  7.08                   862
EQ/Calvert Socially Responsible.........     Class B 1.55%        $  5.30                   636
EQ/Calvert Socially Responsible.........     Class B 1.60%        $  5.28                   206
EQ/Calvert Socially Responsible.........     Class B 1.65%        $  7.03                   994
EQ/Calvert Socially Responsible.........     Class B 1.70%        $  5.23                   286
EQ/Calvert Socially Responsible.........     Class B 1.80%        $  5.18                     1
EQ/Calvert Socially Responsible.........     Class B 1.90%        $  5.13                    --
EQ/Capital Guardian Growth..............     Class B 0.50%        $  8.87                    --
EQ/Capital Guardian Growth..............     Class B 0.95%        $  8.41                     3
EQ/Capital Guardian Growth..............     Class B 1.20%        $  8.16                 1,900
EQ/Capital Guardian Growth..............     Class B 1.25%        $  7.33                 3,851
EQ/Capital Guardian Growth..............     Class B 1.30%        $  7.28                 3,633
EQ/Capital Guardian Growth..............     Class B 1.35%        $  8.02                 4,337
EQ/Capital Guardian Growth..............     Class B 1.40%        $  7.97                 1,933
EQ/Capital Guardian Growth..............     Class B 1.50%        $  7.23                 2,693
EQ/Capital Guardian Growth..............     Class B 1.55%        $  7.83                 3,107
EQ/Capital Guardian Growth..............     Class B 1.60%        $  7.79                 1,689
EQ/Capital Guardian Growth..............     Class B 1.65%        $  7.17                10,512
EQ/Capital Guardian Growth..............     Class B 1.70%        $  7.70                 1,426
EQ/Capital Guardian Growth..............     Class B 1.80%        $  7.60                    10
EQ/Capital Guardian Growth..............     Class B 1.90%        $  7.51                     8
EQ/Capital Guardian Research............     Class B 0.50%        $  8.48                    --
EQ/Capital Guardian Research............     Class B 0.95%        $  8.12                    56
EQ/Capital Guardian Research............     Class B 1.20%        $  7.92                12,691
EQ/Capital Guardian Research............     Class B 1.25%        $  8.15                11,194
EQ/Capital Guardian Research............     Class B 1.30%        $  8.11                 2,728

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
EQ/Capital Guardian Research.............     Class B 1.35%        $  7.80                 8,941
EQ/Capital Guardian Research.............     Class B 1.40%        $  7.76                13,802
EQ/Capital Guardian Research.............     Class B 1.50%        $  8.04                 9,561
EQ/Capital Guardian Research.............     Class B 1.55%        $  7.65                 6,117
EQ/Capital Guardian Research.............     Class B 1.60%        $  7.61                13,273
EQ/Capital Guardian Research.............     Class B 1.65%        $  7.97                15,308
EQ/Capital Guardian Research.............     Class B 1.70%        $  7.54                 2,528
EQ/Capital Guardian Research.............     Class B 1.80%        $  7.47                    77
EQ/Capital Guardian Research.............     Class B 1.90%        $  7.39                    11
EQ/Caywood-Scholl High Yield Bond........     Class B 0.50%        $  9.25                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 0.95%        $  9.10                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.20%        $  9.01                   404
EQ/Caywood-Scholl High Yield Bond........     Class B 1.25%        $  9.00                 2,356
EQ/Caywood-Scholl High Yield Bond........     Class B 1.30%        $  2.71                 5,267
EQ/Caywood-Scholl High Yield Bond........     Class B 1.35%        $  8.96                    84
EQ/Caywood-Scholl High Yield Bond........     Class B 1.40%        $  8.95                   758
EQ/Caywood-Scholl High Yield Bond........     Class B 1.50%        $  8.91                 3,181
EQ/Caywood-Scholl High Yield Bond........     Class B 1.55%        $  8.90                 2,019
EQ/Caywood-Scholl High Yield Bond........     Class B 1.60%        $  8.88                   240
EQ/Caywood-Scholl High Yield Bond........     Class B 1.65%        $  8.86                 2,932
EQ/Caywood-Scholl High Yield Bond........     Class B 1.70%        $  8.85                 1,204
EQ/Caywood-Scholl High Yield Bond........     Class B 1.80%        $  8.81                    --
EQ/Caywood-Scholl High Yield Bond........     Class B 1.90%        $  8.78                    --
EQ/Davis New York Venture................     Class B 0.50%        $  6.79                    --
EQ/Davis New York Venture................     Class B 0.95%        $  6.72                    --
EQ/Davis New York Venture................     Class B 1.20%        $  6.68                 1,290
EQ/Davis New York Venture................     Class B 1.25%        $  6.67                 2,935
EQ/Davis New York Venture................     Class B 1.30%        $  6.67                 7,157
EQ/Davis New York Venture................     Class B 1.35%        $  6.66                   374
EQ/Davis New York Venture................     Class B 1.40%        $  6.65                 1,678
EQ/Davis New York Venture................     Class B 1.50%        $  6.63                 3,524
EQ/Davis New York Venture................     Class B 1.55%        $  6.63                 5,304
EQ/Davis New York Venture................     Class B 1.60%        $  6.62                   780
EQ/Davis New York Venture................     Class B 1.65%        $  6.61                12,038
EQ/Davis New York Venture................     Class B 1.70%        $  6.60                 1,517
EQ/Davis New York Venture................     Class B 1.80%        $  6.59                    --
EQ/Davis New York Venture................     Class B 1.90%        $  6.57                    --
EQ/Equity 500 Index......................     Class B 0.50%        $ 21.79                    --
EQ/Equity 500 Index......................     Class B 0.95%        $ 20.37                     9
EQ/Equity 500 Index......................     Class B 1.20%        $ 19.62                 5,596
EQ/Equity 500 Index......................     Class B 1.25%        $  8.82                10,559
EQ/Equity 500 Index......................     Class B 1.30%        $  8.75                 4,505
EQ/Equity 500 Index......................     Class B 1.35%        $ 19.19                 3,764
EQ/Equity 500 Index......................     Class B 1.40%        $ 19.04                 7,882
EQ/Equity 500 Index......................     Class B 1.50%        $  8.70                15,202
EQ/Equity 500 Index......................     Class B 1.55%        $ 18.62                 4,288
EQ/Equity 500 Index......................     Class B 1.60%        $ 18.48                 5,011
EQ/Equity 500 Index......................     Class B 1.65%        $  8.63                13,591
EQ/Equity 500 Index......................     Class B 1.70%        $ 18.20                 1,308
EQ/Equity 500 Index......................     Class B 1.80%        $ 17.93                   114
EQ/Equity 500 Index......................     Class B 1.90%        $ 17.66                    12
EQ/Evergreen International Bond..........     Class B 0.50%        $ 11.58                    --
EQ/Evergreen International Bond..........     Class B 0.95%        $ 11.42                    --
EQ/Evergreen International Bond..........     Class B 1.20%        $ 11.32                 1,734
EQ/Evergreen International Bond..........     Class B 1.25%        $ 11.30                 3,500
EQ/Evergreen International Bond..........     Class B 1.30%        $ 11.29                 4,266

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Evergreen International Bond................     Class B 1.35%        $ 11.34                   499
EQ/Evergreen International Bond................     Class B 1.40%        $ 11.25                 3,380
EQ/Evergreen International Bond................     Class B 1.50%        $ 11.21                 7,003
EQ/Evergreen International Bond................     Class B 1.55%        $ 11.19                 5,387
EQ/Evergreen International Bond................     Class B 1.60%        $ 11.17                 1,062
EQ/Evergreen International Bond................     Class B 1.65%        $ 11.16                 8,932
EQ/Evergreen International Bond................     Class B 1.70%        $ 11.14                 1,063
EQ/Evergreen International Bond................     Class B 1.80%        $ 11.10                    --
EQ/Evergreen International Bond................     Class B 1.90%        $ 11.06                     2
EQ/Evergreen Omega.............................     Class B 0.50%        $  7.62                    --
EQ/Evergreen Omega.............................     Class B 0.95%        $  7.29                    --
EQ/Evergreen Omega.............................     Class B 1.20%        $  7.10                 1,933
EQ/Evergreen Omega.............................     Class B 1.25%        $  9.54                 2,079
EQ/Evergreen Omega.............................     Class B 1.30%        $  9.49                   807
EQ/Evergreen Omega.............................     Class B 1.35%        $  7.00                   309
EQ/Evergreen Omega.............................     Class B 1.40%        $  6.96                 2,596
EQ/Evergreen Omega.............................     Class B 1.50%        $  9.41                 2,152
EQ/Evergreen Omega.............................     Class B 1.55%        $  6.86                 1,482
EQ/Evergreen Omega.............................     Class B 1.60%        $  6.82                 1,192
EQ/Evergreen Omega.............................     Class B 1.65%        $  9.34                 2,848
EQ/Evergreen Omega.............................     Class B 1.70%        $  6.75                   353
EQ/Evergreen Omega.............................     Class B 1.80%        $  6.68                    --
EQ/Evergreen Omega.............................     Class B 1.90%        $  6.62                     2
EQ/Franklin Income.............................     Class B 0.50%        $  7.20                    --
EQ/Franklin Income.............................     Class B 0.95%        $  7.13                    15
EQ/Franklin Income.............................     Class B 1.20%        $  7.09                 2,264
EQ/Franklin Income.............................     Class B 1.25%        $  7.08                 5,337
EQ/Franklin Income.............................     Class B 1.30%        $  7.07                 8,899
EQ/Franklin Income.............................     Class B 1.35%        $  7.06                   474
EQ/Franklin Income.............................     Class B 1.40%        $  7.05                 3,118
EQ/Franklin Income.............................     Class B 1.50%        $  7.04                 6,862
EQ/Franklin Income.............................     Class B 1.55%        $  7.03                 8,326
EQ/Franklin Income.............................     Class B 1.60%        $  7.02                 1,489
EQ/Franklin Income.............................     Class B 1.65%        $  7.01                22,020
EQ/Franklin Income.............................     Class B 1.70%        $  7.01                 1,649
EQ/Franklin Income.............................     Class B 1.80%        $  6.99                    10
EQ/Franklin Income.............................     Class B 1.90%        $  6.97                    --
EQ/Franklin Small Cap Value....................     Class B 0.50%        $  6.54                    --
EQ/Franklin Small Cap Value....................     Class B 0.95%        $  6.47                    --
EQ/Franklin Small Cap Value....................     Class B 1.20%        $  6.43                   431
EQ/Franklin Small Cap Value....................     Class B 1.25%        $  6.42                   759
EQ/Franklin Small Cap Value....................     Class B 1.30%        $  6.42                 2,521
EQ/Franklin Small Cap Value....................     Class B 1.35%        $  6.41                   170
EQ/Franklin Small Cap Value....................     Class B 1.40%        $  6.40                   643
EQ/Franklin Small Cap Value....................     Class B 1.50%        $  6.39                 1,089
EQ/Franklin Small Cap Value....................     Class B 1.55%        $  6.38                 1,829
EQ/Franklin Small Cap Value....................     Class B 1.60%        $  6.37                   250
EQ/Franklin Small Cap Value....................     Class B 1.65%        $  6.36                 3,589
EQ/Franklin Small Cap Value....................     Class B 1.70%        $  6.36                   377
EQ/Franklin Small Cap Value....................     Class B 1.80%        $  6.34                    --
EQ/Franklin Small Cap Value....................     Class B 1.90%        $  6.33                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.50%        $  6.01                    --
EQ/Franklin Templeton Founding Strategy........     Class B 0.95%        $  5.96                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.15%        $  5.94                   481
EQ/Franklin Templeton Founding Strategy........     Class B 1.20%        $  5.94                   757
EQ/Franklin Templeton Founding Strategy........     Class B 1.25%        $  5.93                 3,488

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                   Contract charges     Unit Value     Units Outstanding (000s)
                                                  ------------------   ------------   -------------------------
EQ/Franklin Templeton Founding Strategy........     Class B 1.30%        $  5.93                48,476
EQ/Franklin Templeton Founding Strategy........     Class B 1.35%        $  5.92                   619
EQ/Franklin Templeton Founding Strategy........     Class B 1.40%        $  5.92                 2,076
EQ/Franklin Templeton Founding Strategy........     Class B 1.50%        $  5.91                 4,748
EQ/Franklin Templeton Founding Strategy........     Class B 1.55%        $  5.90                27,745
EQ/Franklin Templeton Founding Strategy........     Class B 1.60%        $  5.90                 1,164
EQ/Franklin Templeton Founding Strategy........     Class B 1.65%        $  5.90                73,834
EQ/Franklin Templeton Founding Strategy........     Class B 1.70%        $  5.89                 5,195
EQ/Franklin Templeton Founding Strategy........     Class B 1.80%        $  5.88                    --
EQ/Franklin Templeton Founding Strategy........     Class B 1.90%        $  5.87                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.50%        $ 10.41                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 0.95%        $ 10.23                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.20%        $ 10.14                   307
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.25%        $ 10.12                 1,492
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.30%        $  9.92                 1,668
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.35%        $ 10.08                    66
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.40%        $ 10.07                   810
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.50%        $ 10.03                 2,068
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.55%        $ 10.01                 1,577
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.60%        $  9.99                   171
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.65%        $  9.97                 2,617
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.70%        $  9.95                   305
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.80%        $  9.92                    --
EQ/GAMCO Mergers and Acquisitions..............     Class B 1.90%        $  9.88                    --
EQ/GAMCO Small Company Value...................     Class B 0.50%        $ 24.17                    --
EQ/GAMCO Small Company Value...................     Class B 0.95%        $ 22.03                    --
EQ/GAMCO Small Company Value...................     Class B 1.20%        $ 20.92                   932
EQ/GAMCO Small Company Value...................     Class B 1.25%        $ 20.70                 2,324
EQ/GAMCO Small Company Value...................     Class B 1.30%        $ 31.77                 1,862
EQ/GAMCO Small Company Value...................     Class B 1.35%        $ 20.28                   295
EQ/GAMCO Small Company Value...................     Class B 1.40%        $ 20.07                 1,365
EQ/GAMCO Small Company Value...................     Class B 1.50%        $ 19.66                 3,794
EQ/GAMCO Small Company Value...................     Class B 1.55%        $ 19.46                 3,270
EQ/GAMCO Small Company Value...................     Class B 1.60%        $ 19.26                   302
EQ/GAMCO Small Company Value...................     Class B 1.65%        $ 19.06                 4,032
EQ/GAMCO Small Company Value...................     Class B 1.70%        $ 18.86                   610
EQ/GAMCO Small Company Value...................     Class B 1.80%        $ 18.47                     1
EQ/GAMCO Small Company Value...................     Class B 1.90%        $ 18.09                     7
EQ/International Core PLUS.....................     Class B 0.50%        $  9.76                    --
EQ/International Core PLUS.....................     Class B 0.95%        $  9.34                    39
EQ/International Core PLUS.....................     Class B 1.20%        $  9.11                 5,199
EQ/International Core PLUS.....................     Class B 1.25%        $ 10.59                 7,012
EQ/International Core PLUS.....................     Class B 1.30%        $ 10.54                 3,339
EQ/International Core PLUS.....................     Class B 1.35%        $  8.98                 1,946
EQ/International Core PLUS.....................     Class B 1.40%        $  8.94                 6,917
EQ/International Core PLUS.....................     Class B 1.50%        $ 10.45                 7,172
EQ/International Core PLUS.....................     Class B 1.55%        $  8.81                 4,686
EQ/International Core PLUS.....................     Class B 1.60%        $  8.76                 5,817
EQ/International Core PLUS.....................     Class B 1.65%        $ 10.36                12,557
EQ/International Core PLUS.....................     Class B 1.70%        $  8.68                 2,341
EQ/International Core PLUS.....................     Class B 1.80%        $  8.59                    20
EQ/International Core PLUS.....................     Class B 1.90%        $  8.51                     5
EQ/International Growth........................     Class B 0.50%        $  9.93                    --
EQ/International Growth........................     Class B 0.95%        $  9.77                    --
EQ/International Growth........................     Class B 1.20%        $  9.68                   688
EQ/International Growth........................     Class B 1.25%        $  9.66                 1,783

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                           Contract charges     Unit Value     Units Outstanding (000s)
                                          ------------------   ------------   -------------------------
EQ/International Growth................     Class B 1.30%        $  4.28                 5,559
EQ/International Growth................     Class B 1.35%        $  9.63                   191
EQ/International Growth................     Class B 1.40%        $  9.61                 1,045
EQ/International Growth................     Class B 1.50%        $  9.57                 2,667
EQ/International Growth................     Class B 1.55%        $  9.55                 2,704
EQ/International Growth................     Class B 1.60%        $  9.54                   378
EQ/International Growth................     Class B 1.65%        $  9.52                 4,806
EQ/International Growth................     Class B 1.70%        $  9.50                   796
EQ/International Growth................     Class B 1.80%        $  9.47                    14
EQ/International Growth................     Class B 1.90%        $  9.43                    --
EQ/JPMorgan Core Bond..................     Class B 0.50%        $ 14.39                    --
EQ/JPMorgan Core Bond..................     Class B 0.95%        $ 13.69                    18
EQ/JPMorgan Core Bond..................     Class B 1.20%        $ 13.31                 7,625
EQ/JPMorgan Core Bond..................     Class B 1.25%        $  9.97                10,724
EQ/JPMorgan Core Bond..................     Class B 1.30%        $  9.91                 3,840
EQ/JPMorgan Core Bond..................     Class B 1.35%        $ 13.09                 4,114
EQ/JPMorgan Core Bond..................     Class B 1.40%        $ 13.02                11,027
EQ/JPMorgan Core Bond..................     Class B 1.50%        $  9.83                13,785
EQ/JPMorgan Core Bond..................     Class B 1.55%        $ 12.80                 6,813
EQ/JPMorgan Core Bond..................     Class B 1.60%        $ 12.73                 7,829
EQ/JPMorgan Core Bond..................     Class B 1.65%        $  9.76                13,286
EQ/JPMorgan Core Bond..................     Class B 1.70%        $ 12.59                 1,216
EQ/JPMorgan Core Bond..................     Class B 1.80%        $ 12.45                   113
EQ/JPMorgan Core Bond..................     Class B 1.90%        $ 12.31                    23
EQ/JPMorgan Value Opportunities........     Class B 0.50%        $ 10.28                    --
EQ/JPMorgan Value Opportunities........     Class B 0.95%        $  9.75                     4
EQ/JPMorgan Value Opportunities........     Class B 1.20%        $  9.47                 2,221
EQ/JPMorgan Value Opportunities........     Class B 1.25%        $  8.51                 1,391
EQ/JPMorgan Value Opportunities........     Class B 1.30%        $  8.46                   893
EQ/JPMorgan Value Opportunities........     Class B 1.35%        $  9.30                 6,572
EQ/JPMorgan Value Opportunities........     Class B 1.40%        $  9.25                 2,899
EQ/JPMorgan Value Opportunities........     Class B 1.50%        $  8.40                 1,477
EQ/JPMorgan Value Opportunities........     Class B 1.55%        $  9.09                 2,921
EQ/JPMorgan Value Opportunities........     Class B 1.60%        $  9.03                 2,578
EQ/JPMorgan Value Opportunities........     Class B 1.65%        $  8.33                 2,028
EQ/JPMorgan Value Opportunities........     Class B 1.70%        $  8.93                   280
EQ/JPMorgan Value Opportunities........     Class B 1.80%        $  8.82                    43
EQ/JPMorgan Value Opportunities........     Class B 1.90%        $  8.72                    15
EQ/Large Cap Core PLUS.................     Class B 0.50%        $  7.29                    --
EQ/Large Cap Core PLUS.................     Class B 0.95%        $  6.97                     3
EQ/Large Cap Core PLUS.................     Class B 1.20%        $  6.80                 2,449
EQ/Large Cap Core PLUS.................     Class B 1.25%        $  8.71                   913
EQ/Large Cap Core PLUS.................     Class B 1.30%        $  8.67                   365
EQ/Large Cap Core PLUS.................     Class B 1.35%        $  6.69                 1,960
EQ/Large Cap Core PLUS.................     Class B 1.40%        $  6.66                 2,917
EQ/Large Cap Core PLUS.................     Class B 1.50%        $  8.60                 1,160
EQ/Large Cap Core PLUS.................     Class B 1.55%        $  6.56                 2,845
EQ/Large Cap Core PLUS.................     Class B 1.60%        $  6.53                 4,012
EQ/Large Cap Core PLUS.................     Class B 1.65%        $  8.53                 1,341
EQ/Large Cap Core PLUS.................     Class B 1.70%        $  6.46                   389
EQ/Large Cap Core PLUS.................     Class B 1.80%        $  6.39                    35
EQ/Large Cap Core PLUS.................     Class B 1.90%        $  6.33                     2
EQ/Large Cap Growth Index..............     Class B 0.50%        $  5.37                    --
EQ/Large Cap Growth Index..............     Class B 0.95%        $  5.14                    32
EQ/Large Cap Growth Index..............     Class B 1.20%        $  5.02                 3,977
EQ/Large Cap Growth Index..............     Class B 1.25%        $  8.75                 2,387

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                     Contract charges     Unit Value     Units Outstanding (000s)
                                    ------------------   ------------   -------------------------
EQ/Large Cap Growth Index........     Class B 1.30%        $  8.71                 1,472
EQ/Large Cap Growth Index........     Class B 1.35%        $  4.94                 4,108
EQ/Large Cap Growth Index........     Class B 1.40%        $  4.92                 6,340
EQ/Large Cap Growth Index........     Class B 1.50%        $  8.63                 3,017
EQ/Large Cap Growth Index........     Class B 1.55%        $  4.85                 7,722
EQ/Large Cap Growth Index........     Class B 1.60%        $  4.82                 7,705
EQ/Large Cap Growth Index........     Class B 1.65%        $  8.57                 4,045
EQ/Large Cap Growth Index........     Class B 1.70%        $  4.78                 1,004
EQ/Large Cap Growth Index........     Class B 1.80%        $  4.73                    56
EQ/Large Cap Growth Index........     Class B 1.90%        $  4.68                    57
EQ/Large Cap Growth PLUS.........     Class B 0.50%        $ 11.59                    --
EQ/Large Cap Growth PLUS.........     Class B 0.95%        $ 10.99                    18
EQ/Large Cap Growth PLUS.........     Class B 1.20%        $ 10.67                 1,206
EQ/Large Cap Growth PLUS.........     Class B 1.25%        $  9.10                 1,751
EQ/Large Cap Growth PLUS.........     Class B 1.30%        $  9.04                 1,333
EQ/Large Cap Growth PLUS.........     Class B 1.35%        $ 10.49                 3,436
EQ/Large Cap Growth PLUS.........     Class B 1.40%        $ 10.42                 1,733
EQ/Large Cap Growth PLUS.........     Class B 1.50%        $  8.97                 2,695
EQ/Large Cap Growth PLUS.........     Class B 1.55%        $ 10.24                 2,719
EQ/Large Cap Growth PLUS.........     Class B 1.60%        $ 10.18                 2,095
EQ/Large Cap Growth PLUS.........     Class B 1.65%        $  8.90                 2,429
EQ/Large Cap Growth PLUS.........     Class B 1.70%        $ 10.06                   298
EQ/Large Cap Growth PLUS.........     Class B 1.80%        $  9.94                     5
EQ/Large Cap Growth PLUS.........     Class B 1.90%        $  9.82                     1
EQ/Large Cap Value Index.........     Class B 0.50%        $  4.57                    --
EQ/Large Cap Value Index.........     Class B 0.95%        $  4.50                    --
EQ/Large Cap Value Index.........     Class B 1.20%        $  4.47                   320
EQ/Large Cap Value Index.........     Class B 1.25%        $  4.46                 1,968
EQ/Large Cap Value Index.........     Class B 1.30%        $  4.45                 1,673
EQ/Large Cap Value Index.........     Class B 1.35%        $  4.51                   147
EQ/Large Cap Value Index.........     Class B 1.40%        $  4.44                   495
EQ/Large Cap Value Index.........     Class B 1.50%        $  4.42                 2,813
EQ/Large Cap Value Index.........     Class B 1.55%        $  4.42                 1,742
EQ/Large Cap Value Index.........     Class B 1.60%        $  4.41                   306
EQ/Large Cap Value Index.........     Class B 1.65%        $  4.40                 6,687
EQ/Large Cap Value Index.........     Class B 1.70%        $  4.39                   847
EQ/Large Cap Value Index.........     Class B 1.80%        $  4.38                    --
EQ/Large Cap Value Index.........     Class B 1.90%        $  4.36                    --
EQ/Large Cap Value PLUS..........     Class B 0.50%        $ 10.38                    --
EQ/Large Cap Value PLUS..........     Class B 0.95%        $  9.88                    33
EQ/Large Cap Value PLUS..........     Class B 1.20%        $  9.61                14,916
EQ/Large Cap Value PLUS..........     Class B 1.25%        $  8.07                17,011
EQ/Large Cap Value PLUS..........     Class B 1.30%        $  8.03                 5,760
EQ/Large Cap Value PLUS..........     Class B 1.35%        $  9.45                 4,274
EQ/Large Cap Value PLUS..........     Class B 1.40%        $  9.39                22,041
EQ/Large Cap Value PLUS..........     Class B 1.50%        $  7.96                25,055
EQ/Large Cap Value PLUS..........     Class B 1.55%        $  9.24                 8,454
EQ/Large Cap Value PLUS..........     Class B 1.60%        $  9.19                10,639
EQ/Large Cap Value PLUS..........     Class B 1.65%        $  7.90                17,618
EQ/Large Cap Value PLUS..........     Class B 1.70%        $  9.09                 2,668
EQ/Large Cap Value PLUS..........     Class B 1.80%        $  8.98                   127
EQ/Large Cap Value PLUS..........     Class B 1.90%        $  8.88                    36
EQ/Long Term Bond................     Class B 0.50%        $ 11.37                    --
EQ/Long Term Bond................     Class B 0.95%        $ 11.19                    --
EQ/Long Term Bond................     Class B 1.20%        $ 11.08                   900
EQ/Long Term Bond................     Class B 1.25%        $ 11.06                 2,362

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                            Contract charges     Unit Value     Units Outstanding (000s)
                                           ------------------   ------------   -------------------------
EQ/Long Term Bond.......................     Class B 1.30%        $  8.43                 2,692
EQ/Long Term Bond.......................     Class B 1.35%        $ 11.02                   203
EQ/Long Term Bond.......................     Class B 1.40%        $ 11.00                   652
EQ/Long Term Bond.......................     Class B 1.50%        $ 10.96                 2,588
EQ/Long Term Bond.......................     Class B 1.55%        $ 10.94                 1,241
EQ/Long Term Bond.......................     Class B 1.60%        $ 10.92                   276
EQ/Long Term Bond.......................     Class B 1.65%        $ 10.90                 1,905
EQ/Long Term Bond.......................     Class B 1.70%        $ 10.88                   237
EQ/Long Term Bond.......................     Class B 1.80%        $ 10.84                    --
EQ/Long Term Bond.......................     Class B 1.90%        $ 10.80                    --
EQ/Lord Abbett Growth and Income........     Class B 0.50%        $  8.08                    --
EQ/Lord Abbett Growth and Income........     Class B 0.95%        $  7.94                    --
EQ/Lord Abbett Growth and Income........     Class B 1.20%        $  7.87                   322
EQ/Lord Abbett Growth and Income........     Class B 1.25%        $  7.86                 1,713
EQ/Lord Abbett Growth and Income........     Class B 1.30%        $  7.87                 1,289
EQ/Lord Abbett Growth and Income........     Class B 1.35%        $  7.83                   211
EQ/Lord Abbett Growth and Income........     Class B 1.40%        $  7.81                   531
EQ/Lord Abbett Growth and Income........     Class B 1.50%        $  7.78                 2,006
EQ/Lord Abbett Growth and Income........     Class B 1.55%        $  7.77                 1,303
EQ/Lord Abbett Growth and Income........     Class B 1.60%        $  7.76                   323
EQ/Lord Abbett Growth and Income........     Class B 1.65%        $  7.74                 3,958
EQ/Lord Abbett Growth and Income........     Class B 1.70%        $  7.73                   351
EQ/Lord Abbett Growth and Income........     Class B 1.80%        $  7.70                    --
EQ/Lord Abbett Growth and Income........     Class B 1.90%        $  7.67                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.50%        $  9.01                    --
EQ/Lord Abbett Large Cap Core...........     Class B 0.95%        $  8.86                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.20%        $  8.78                   357
EQ/Lord Abbett Large Cap Core...........     Class B 1.25%        $  8.76                 1,147
EQ/Lord Abbett Large Cap Core...........     Class B 1.30%        $  8.81                 1,142
EQ/Lord Abbett Large Cap Core...........     Class B 1.35%        $  8.73                   202
EQ/Lord Abbett Large Cap Core...........     Class B 1.40%        $  8.71                   781
EQ/Lord Abbett Large Cap Core...........     Class B 1.50%        $  8.68                 1,630
EQ/Lord Abbett Large Cap Core...........     Class B 1.55%        $  8.66                 1,080
EQ/Lord Abbett Large Cap Core...........     Class B 1.60%        $  8.65                   207
EQ/Lord Abbett Large Cap Core...........     Class B 1.65%        $  8.63                 2,823
EQ/Lord Abbett Large Cap Core...........     Class B 1.70%        $  8.62                   425
EQ/Lord Abbett Large Cap Core...........     Class B 1.80%        $  8.58                    --
EQ/Lord Abbett Large Cap Core...........     Class B 1.90%        $  8.55                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.50%        $  7.62                    --
EQ/Lord Abbett Mid Cap Value............     Class B 0.95%        $  7.50                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.20%        $  7.43                   649
EQ/Lord Abbett Mid Cap Value............     Class B 1.25%        $  7.41                 3,815
EQ/Lord Abbett Mid Cap Value............     Class B 1.30%        $  7.47                 3,432
EQ/Lord Abbett Mid Cap Value............     Class B 1.35%        $  7.39                   197
EQ/Lord Abbett Mid Cap Value............     Class B 1.40%        $  7.37                 1,060
EQ/Lord Abbett Mid Cap Value............     Class B 1.50%        $  7.35                 4,221
EQ/Lord Abbett Mid Cap Value............     Class B 1.55%        $  7.33                 2,698
EQ/Lord Abbett Mid Cap Value............     Class B 1.60%        $  7.32                   354
EQ/Lord Abbett Mid Cap Value............     Class B 1.65%        $  7.30                 8,482
EQ/Lord Abbett Mid Cap Value............     Class B 1.70%        $  7.29                   922
EQ/Lord Abbett Mid Cap Value............     Class B 1.80%        $  7.26                    --
EQ/Lord Abbett Mid Cap Value............     Class B 1.90%        $  7.24                    --
EQ/Marsico Focus........................     Class B 0.50%        $ 11.60                    --
EQ/Marsico Focus........................     Class B 0.95%        $ 11.22                     6
EQ/Marsico Focus........................     Class B 1.20%        $ 11.01                 9,776
EQ/Marsico Focus........................     Class B 1.25%        $  9.05                16,060

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                 Contract charges     Unit Value     Units Outstanding (000s)
                                ------------------   ------------   -------------------------
EQ/Marsico Focus.............     Class B 1.30%        $  9.02                10,424
EQ/Marsico Focus.............     Class B 1.35%        $ 10.89                 1,313
EQ/Marsico Focus.............     Class B 1.40%        $ 10.85                14,437
EQ/Marsico Focus.............     Class B 1.50%        $  8.93                21,105
EQ/Marsico Focus.............     Class B 1.55%        $ 10.73                 9,050
EQ/Marsico Focus.............     Class B 1.60%        $ 10.69                 5,954
EQ/Marsico Focus.............     Class B 1.65%        $  8.86                27,244
EQ/Marsico Focus.............     Class B 1.70%        $ 10.61                 3,228
EQ/Marsico Focus.............     Class B 1.80%        $ 10.53                    49
EQ/Marsico Focus.............     Class B 1.90%        $ 10.45                     5
EQ/Mid Cap Index.............     Class B 0.50%        $  7.36                    --
EQ/Mid Cap Index.............     Class B 0.95%        $  7.09                    25
EQ/Mid Cap Index.............     Class B 1.20%        $  6.94                 8,228
EQ/Mid Cap Index.............     Class B 1.25%        $  8.03                 8,169
EQ/Mid Cap Index.............     Class B 1.30%        $  8.00                 3,947
EQ/Mid Cap Index.............     Class B 1.35%        $  6.86                 1,046
EQ/Mid Cap Index.............     Class B 1.40%        $  6.83                10,755
EQ/Mid Cap Index.............     Class B 1.50%        $  7.93                11,084
EQ/Mid Cap Index.............     Class B 1.55%        $  6.74                 7,091
EQ/Mid Cap Index.............     Class B 1.60%        $  6.71                 5,117
EQ/Mid Cap Index.............     Class B 1.65%        $  7.86                10,589
EQ/Mid Cap Index.............     Class B 1.70%        $  6.66                 1,863
EQ/Mid Cap Index.............     Class B 1.80%        $  6.60                    28
EQ/Mid Cap Index.............     Class B 1.90%        $  6.54                     4
EQ/Mid Cap Value PLUS........     Class B 0.50%        $ 11.23                    --
EQ/Mid Cap Value PLUS........     Class B 0.95%        $ 10.65                    12
EQ/Mid Cap Value PLUS........     Class B 1.20%        $ 10.34                 5,211
EQ/Mid Cap Value PLUS........     Class B 1.25%        $  9.11                 5,616
EQ/Mid Cap Value PLUS........     Class B 1.30%        $  9.06                 1,612
EQ/Mid Cap Value PLUS........     Class B 1.35%        $ 10.16                   780
EQ/Mid Cap Value PLUS........     Class B 1.40%        $ 10.10                 7,400
EQ/Mid Cap Value PLUS........     Class B 1.50%        $  8.99                 8,252
EQ/Mid Cap Value PLUS........     Class B 1.55%        $  9.92                 3,049
EQ/Mid Cap Value PLUS........     Class B 1.60%        $  9.86                 3,335
EQ/Mid Cap Value PLUS........     Class B 1.65%        $  8.92                 5,726
EQ/Mid Cap Value PLUS........     Class B 1.70%        $  9.74                   902
EQ/Mid Cap Value PLUS........     Class B 1.80%        $  9.63                    32
EQ/Mid Cap Value PLUS........     Class B 1.90%        $  9.52                    13
EQ/Money Market..............     Class B 0.00%        $ 44.43                    14
EQ/Money Market..............     Class B 0.50%        $ 38.72                    --
EQ/Money Market..............     Class B 0.95%        $ 34.19                     5
EQ/Money Market..............     Class B 1.15%        $ 11.33                   195
EQ/Money Market..............     Class B 1.15%        $ 32.35                    24
EQ/Money Market..............     Class B 1.20%        $ 31.90                 2,708
EQ/Money Market..............     Class B 1.25%        $ 10.82                 9,274
EQ/Money Market..............     Class B 1.30%        $ 10.67                 6,707
EQ/Money Market..............     Class B 1.35%        $ 30.60                 2,696
EQ/Money Market..............     Class B 1.40%        $ 30.17                 4,787
EQ/Money Market..............     Class B 1.50%        $ 10.68                20,804
EQ/Money Market..............     Class B 1.55%        $ 28.93                 5,634
EQ/Money Market..............     Class B 1.55%        $ 32.29                 4,286
EQ/Money Market..............     Class B 1.60%        $ 28.54                 4,635
EQ/Money Market..............     Class B 1.65%        $ 10.59                26,885
EQ/Money Market..............     Class B 1.70%        $ 27.75                 1,943
EQ/Money Market..............     Class B 1.70%        $ 32.26                   307
EQ/Money Market..............     Class B 1.80%        $ 26.99                     7
EQ/Money Market..............     Class B 1.90%        $ 26.24                    13

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                  Contract charges     Unit Value     Units Outstanding (000s)
                                                 ------------------   ------------   -------------------------
EQ/Montag & Caldwell Growth...................     Class B 0.50%         $ 4.22                    --
EQ/Montag & Caldwell Growth...................     Class B 0.95%         $ 4.03                     8
EQ/Montag & Caldwell Growth...................     Class B 1.20%         $ 3.93                 1,807
EQ/Montag & Caldwell Growth...................     Class B 1.25%         $ 3.91                 3,564
EQ/Montag & Caldwell Growth...................     Class B 1.30%         $ 1.56                 9,857
EQ/Montag & Caldwell Growth...................     Class B 1.35%         $ 3.87                   617
EQ/Montag & Caldwell Growth...................     Class B 1.40%         $ 3.85                 4,010
EQ/Montag & Caldwell Growth...................     Class B 1.50%         $ 3.81                 6,462
EQ/Montag & Caldwell Growth...................     Class B 1.55%         $ 3.79                 5,847
EQ/Montag & Caldwell Growth...................     Class B 1.60%         $ 3.77                 1,065
EQ/Montag & Caldwell Growth...................     Class B 1.65%         $ 3.76                 8,750
EQ/Montag & Caldwell Growth...................     Class B 1.70%         $ 3.74                 1,560
EQ/Montag & Caldwell Growth...................     Class B 1.80%         $ 3.70                    14
EQ/Montag & Caldwell Growth...................     Class B 1.90%         $ 3.66                    --
EQ/Mutual Shares..............................     Class B 0.50%         $ 6.69                    --
EQ/Mutual Shares..............................     Class B 0.95%         $ 6.62                     4
EQ/Mutual Shares..............................     Class B 1.20%         $ 6.58                   922
EQ/Mutual Shares..............................     Class B 1.25%         $ 6.57                 2,806
EQ/Mutual Shares..............................     Class B 1.30%         $ 6.57                 5,798
EQ/Mutual Shares..............................     Class B 1.35%         $ 6.56                   193
EQ/Mutual Shares..............................     Class B 1.40%         $ 6.55                 1,147
EQ/Mutual Shares..............................     Class B 1.50%         $ 6.53                 2,595
EQ/Mutual Shares..............................     Class B 1.55%         $ 6.53                 3,890
EQ/Mutual Shares..............................     Class B 1.60%         $ 6.52                   499
EQ/Mutual Shares..............................     Class B 1.65%         $ 6.51                11,898
EQ/Mutual Shares..............................     Class B 1.70%         $ 6.50                 1,644
EQ/Mutual Shares..............................     Class B 1.80%         $ 6.49                     2
EQ/Mutual Shares..............................     Class B 1.90%         $ 6.47                    --
EQ/Oppenheimer Global.........................     Class B 0.50%         $ 6.90                    --
EQ/Oppenheimer Global.........................     Class B 0.95%         $ 6.83                    --
EQ/Oppenheimer Global.........................     Class B 1.20%         $ 6.79                   328
EQ/Oppenheimer Global.........................     Class B 1.25%         $ 6.78                 1,127
EQ/Oppenheimer Global.........................     Class B 1.30%         $ 6.77                 2,631
EQ/Oppenheimer Global.........................     Class B 1.35%         $ 6.76                   102
EQ/Oppenheimer Global.........................     Class B 1.40%         $ 6.75                   602
EQ/Oppenheimer Global.........................     Class B 1.50%         $ 6.74                 1,080
EQ/Oppenheimer Global.........................     Class B 1.55%         $ 6.73                 2,347
EQ/Oppenheimer Global.........................     Class B 1.60%         $ 6.72                   230
EQ/Oppenheimer Global.........................     Class B 1.65%         $ 6.71                 4,013
EQ/Oppenheimer Global.........................     Class B 1.70%         $ 6.71                   786
EQ/Oppenheimer Global.........................     Class B 1.80%         $ 6.69                    --
EQ/Oppenheimer Global.........................     Class B 1.90%         $ 6.68                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.50%         $ 6.87                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 0.95%         $ 6.79                    --
EQ/Oppenheimer Main Street Opportunity........     Class B 1.20%         $ 6.75                   171
EQ/Oppenheimer Main Street Opportunity........     Class B 1.25%         $ 6.75                   358
EQ/Oppenheimer Main Street Opportunity........     Class B 1.30%         $ 6.74                   683
EQ/Oppenheimer Main Street Opportunity........     Class B 1.35%         $ 6.73                    43
EQ/Oppenheimer Main Street Opportunity........     Class B 1.40%         $ 6.72                   141
EQ/Oppenheimer Main Street Opportunity........     Class B 1.50%         $ 6.71                   516
EQ/Oppenheimer Main Street Opportunity........     Class B 1.55%         $ 6.70                   968
EQ/Oppenheimer Main Street Opportunity........     Class B 1.60%         $ 6.69                    63
EQ/Oppenheimer Main Street Opportunity........     Class B 1.65%         $ 6.68                   969
EQ/Oppenheimer Main Street Opportunity........     Class B 1.70%         $ 6.68                   130
EQ/Oppenheimer Main Street Opportunity........     Class B 1.80%         $ 6.66                     6
EQ/Oppenheimer Main Street Opportunity........     Class B 1.90%         $ 6.64                    --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                Contract charges     Unit Value     Units Outstanding (000s)
                                               ------------------   ------------   -------------------------
EQ/Oppenheimer Main Street Small Cap........     Class B 0.50%        $  6.68                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 0.95%        $  6.61                    --
EQ/Oppenheimer Main Street Small Cap........     Class B 1.20%        $  6.57                   179
EQ/Oppenheimer Main Street Small Cap........     Class B 1.25%        $  6.57                   575
EQ/Oppenheimer Main Street Small Cap........     Class B 1.30%        $  6.56                 1,533
EQ/Oppenheimer Main Street Small Cap........     Class B 1.35%        $  6.55                    42
EQ/Oppenheimer Main Street Small Cap........     Class B 1.40%        $  6.54                   332
EQ/Oppenheimer Main Street Small Cap........     Class B 1.50%        $  6.53                   717
EQ/Oppenheimer Main Street Small Cap........     Class B 1.55%        $  6.52                 1,367
EQ/Oppenheimer Main Street Small Cap........     Class B 1.60%        $  6.51                   148
EQ/Oppenheimer Main Street Small Cap........     Class B 1.65%        $  6.50                 2,314
EQ/Oppenheimer Main Street Small Cap........     Class B 1.70%        $  6.50                   340
EQ/Oppenheimer Main Street Small Cap........     Class B 1.80%        $  6.48                     3
EQ/Oppenheimer Main Street Small Cap........     Class B 1.90%        $  6.47                    --
EQ/PIMCO Real Return........................     Class B 0.50%        $ 10.57                    --
EQ/PIMCO Real Return........................     Class B 0.95%        $ 10.39                    --
EQ/PIMCO Real Return........................     Class B 1.20%        $ 10.30                 3,734
EQ/PIMCO Real Return........................     Class B 1.25%        $ 10.28                10,323
EQ/PIMCO Real Return........................     Class B 1.30%        $  8.95                 9,821
EQ/PIMCO Real Return........................     Class B 1.35%        $ 10.24                 1,173
EQ/PIMCO Real Return........................     Class B 1.40%        $ 10.22                 7,245
EQ/PIMCO Real Return........................     Class B 1.50%        $ 10.18                16,250
EQ/PIMCO Real Return........................     Class B 1.55%        $ 10.17                11,794
EQ/PIMCO Real Return........................     Class B 1.60%        $ 10.15                 2,800
EQ/PIMCO Real Return........................     Class B 1.65%        $ 10.13                25,636
EQ/PIMCO Real Return........................     Class B 1.70%        $ 10.11                 2,525
EQ/PIMCO Real Return........................     Class B 1.80%        $ 10.07                    20
EQ/PIMCO Real Return........................     Class B 1.90%        $ 10.03                     2
EQ/Quality Bond PLUS........................     Class B 0.50%        $ 17.75                    --
EQ/Quality Bond PLUS........................     Class B 0.95%        $ 16.57                     2
EQ/Quality Bond PLUS........................     Class B 1.20%        $ 15.94                 2,700
EQ/Quality Bond PLUS........................     Class B 1.25%        $ 10.29                 3,340
EQ/Quality Bond PLUS........................     Class B 1.30%        $ 10.21                 1,880
EQ/Quality Bond PLUS........................     Class B 1.35%        $ 15.57                   324
EQ/Quality Bond PLUS........................     Class B 1.40%        $ 15.45                 4,304
EQ/Quality Bond PLUS........................     Class B 1.50%        $ 10.15                 5,828
EQ/Quality Bond PLUS........................     Class B 1.55%        $ 15.10                 1,534
EQ/Quality Bond PLUS........................     Class B 1.60%        $ 14.98                 1,459
EQ/Quality Bond PLUS........................     Class B 1.65%        $ 10.07                 4,558
EQ/Quality Bond PLUS........................     Class B 1.70%        $ 14.75                   502
EQ/Quality Bond PLUS........................     Class B 1.80%        $ 14.53                     4
EQ/Quality Bond PLUS........................     Class B 1.90%        $ 14.30                    31
EQ/Short Duration Bond......................     Class B 0.50%        $ 10.61                    --
EQ/Short Duration Bond......................     Class B 0.95%        $ 10.43                    --
EQ/Short Duration Bond......................     Class B 1.20%        $ 10.34                   478
EQ/Short Duration Bond......................     Class B 1.25%        $ 10.32                 1,426
EQ/Short Duration Bond......................     Class B 1.30%        $  9.93                 1,229
EQ/Short Duration Bond......................     Class B 1.35%        $ 10.28                   304
EQ/Short Duration Bond......................     Class B 1.40%        $ 10.26                 1,221
EQ/Short Duration Bond......................     Class B 1.50%        $ 10.22                 1,587
EQ/Short Duration Bond......................     Class B 1.55%        $ 10.20                 1,549
EQ/Short Duration Bond......................     Class B 1.60%        $ 10.18                   628
EQ/Short Duration Bond......................     Class B 1.65%        $ 10.16                 5,000
EQ/Short Duration Bond......................     Class B 1.70%        $ 10.15                   475
EQ/Short Duration Bond......................     Class B 1.80%        $ 10.11                     5
EQ/Short Duration Bond......................     Class B 1.90%        $ 10.07                     3

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
EQ/Small Company Index...............     Class B 0.50%        $ 11.85                   --
EQ/Small Company Index...............     Class B 0.95%        $ 11.28                   11
EQ/Small Company Index...............     Class B 1.20%        $ 10.97                2,545
EQ/Small Company Index...............     Class B 1.25%        $  9.41                3,503
EQ/Small Company Index...............     Class B 1.30%        $  9.35                2,215
EQ/Small Company Index...............     Class B 1.35%        $ 10.79                  995
EQ/Small Company Index...............     Class B 1.40%        $ 10.73                4,046
EQ/Small Company Index...............     Class B 1.50%        $  9.28                5,157
EQ/Small Company Index...............     Class B 1.55%        $ 10.55                2,777
EQ/Small Company Index...............     Class B 1.60%        $ 10.49                1,675
EQ/Small Company Index...............     Class B 1.65%        $  9.21                4,820
EQ/Small Company Index...............     Class B 1.70%        $ 10.37                  720
EQ/Small Company Index...............     Class B 1.80%        $ 10.26                    9
EQ/Small Company Index...............     Class B 1.90%        $ 10.14                    4
EQ/T. Rowe Price Growth Stock........     Class B 0.50%        $ 11.86                   --
EQ/T. Rowe Price Growth Stock........     Class B 0.95%        $ 10.81                    4
EQ/T. Rowe Price Growth Stock........     Class B 1.20%        $ 10.27                1,438
EQ/T. Rowe Price Growth Stock........     Class B 1.25%        $ 10.16                1,665
EQ/T. Rowe Price Growth Stock........     Class B 1.30%        $  3.85                2,900
EQ/T. Rowe Price Growth Stock........     Class B 1.35%        $  9.96                  369
EQ/T. Rowe Price Growth Stock........     Class B 1.40%        $  9.85                2,057
EQ/T. Rowe Price Growth Stock........     Class B 1.50%        $  9.65                2,729
EQ/T. Rowe Price Growth Stock........     Class B 1.55%        $  9.55                2,310
EQ/T. Rowe Price Growth Stock........     Class B 1.60%        $  9.45                1,328
EQ/T. Rowe Price Growth Stock........     Class B 1.65%        $  9.36                3,779
EQ/T. Rowe Price Growth Stock........     Class B 1.70%        $  9.26                  421
EQ/T. Rowe Price Growth Stock........     Class B 1.80%        $  9.07                   12
EQ/T. Rowe Price Growth Stock........     Class B 1.90%        $  8.88                   12
EQ/Templeton Growth..................     Class B 0.50%        $  6.45                   --
EQ/Templeton Growth..................     Class B 0.95%        $  6.38                    1
EQ/Templeton Growth..................     Class B 1.20%        $  6.35                  561
EQ/Templeton Growth..................     Class B 1.25%        $  6.34                1,872
EQ/Templeton Growth..................     Class B 1.30%        $  6.33                4,870
EQ/Templeton Growth..................     Class B 1.35%        $  6.32                  189
EQ/Templeton Growth..................     Class B 1.40%        $  6.32                  766
EQ/Templeton Growth..................     Class B 1.50%        $  6.30                1,904
EQ/Templeton Growth..................     Class B 1.55%        $  6.29                3,287
EQ/Templeton Growth..................     Class B 1.60%        $  6.29                  411
EQ/Templeton Growth..................     Class B 1.65%        $  6.28                9,057
EQ/Templeton Growth..................     Class B 1.70%        $  6.27                  848
EQ/Templeton Growth..................     Class B 1.80%        $  6.26                    2
EQ/Templeton Growth..................     Class B 1.90%        $  6.24                   --
EQ/UBS Growth and Income.............     Class B 0.50%        $  4.02                   --
EQ/UBS Growth and Income.............     Class B 0.95%        $  3.84                   --
EQ/UBS Growth and Income.............     Class B 1.20%        $  3.75                  283
EQ/UBS Growth and Income.............     Class B 1.25%        $  3.73                1,764
EQ/UBS Growth and Income.............     Class B 1.30%        $  1.46                2,891
EQ/UBS Growth and Income.............     Class B 1.35%        $  3.69                  108
EQ/UBS Growth and Income.............     Class B 1.40%        $  3.67                  590
EQ/UBS Growth and Income.............     Class B 1.50%        $  3.63                3,589
EQ/UBS Growth and Income.............     Class B 1.55%        $  3.62                2,130
EQ/UBS Growth and Income.............     Class B 1.60%        $  3.60                  145
EQ/UBS Growth and Income.............     Class B 1.65%        $  3.58                3,308
EQ/UBS Growth and Income.............     Class B 1.70%        $  3.56                  153
EQ/UBS Growth and Income.............     Class B 1.80%        $  3.52                   --
EQ/UBS Growth and Income.............     Class B 1.90%        $  3.49                   --

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                                 Contract charges     Unit Value     Units Outstanding (000s)
                                                ------------------   ------------   -------------------------
EQ/Van Kampen Comstock.......................     Class B 0.50%        $  7.36                    --
EQ/Van Kampen Comstock.......................     Class B 0.95%        $  7.24                     1
EQ/Van Kampen Comstock.......................     Class B 1.20%        $  7.17                   493
EQ/Van Kampen Comstock.......................     Class B 1.25%        $  7.16                 4,223
EQ/Van Kampen Comstock.......................     Class B 1.30%        $  7.15                 2,784
EQ/Van Kampen Comstock.......................     Class B 1.35%        $  7.13                   244
EQ/Van Kampen Comstock.......................     Class B 1.40%        $  7.12                   878
EQ/Van Kampen Comstock.......................     Class B 1.50%        $  7.09                 3,571
EQ/Van Kampen Comstock.......................     Class B 1.55%        $  7.08                 2,035
EQ/Van Kampen Comstock.......................     Class B 1.60%        $  7.07                   491
EQ/Van Kampen Comstock.......................     Class B 1.65%        $  7.05                10,821
EQ/Van Kampen Comstock.......................     Class B 1.70%        $  7.04                   545
EQ/Van Kampen Comstock.......................     Class B 1.80%        $  7.01                     2
EQ/Van Kampen Comstock.......................     Class B 1.90%        $  6.99                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.50%        $ 12.25                    --
EQ/Van Kampen Emerging Markets Equity........     Class B 0.95%        $ 11.63                    30
EQ/Van Kampen Emerging Markets Equity........     Class B 1.20%        $ 11.30                 3,004
EQ/Van Kampen Emerging Markets Equity........     Class B 1.25%        $ 14.72                 5,840
EQ/Van Kampen Emerging Markets Equity........     Class B 1.30%        $ 14.63                 5,722
EQ/Van Kampen Emerging Markets Equity........     Class B 1.35%        $ 11.11                 1,671
EQ/Van Kampen Emerging Markets Equity........     Class B 1.40%        $ 11.05                 6,223
EQ/Van Kampen Emerging Markets Equity........     Class B 1.50%        $ 14.52                 9,735
EQ/Van Kampen Emerging Markets Equity........     Class B 1.55%        $ 10.86                 8,369
EQ/Van Kampen Emerging Markets Equity........     Class B 1.60%        $ 10.79                 2,396
EQ/Van Kampen Emerging Markets Equity........     Class B 1.65%        $ 14.40                 9,040
EQ/Van Kampen Emerging Markets Equity........     Class B 1.70%        $ 10.67                 1,528
EQ/Van Kampen Emerging Markets Equity........     Class B 1.80%        $ 10.55                    14
EQ/Van Kampen Emerging Markets Equity........     Class B 1.90%        $ 10.43                     2
EQ/Van Kampen Mid Cap Growth.................     Class B 0.50%        $  8.64                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 0.95%        $  8.49                     5
EQ/Van Kampen Mid Cap Growth.................     Class B 1.20%        $  8.42                   971
EQ/Van Kampen Mid Cap Growth.................     Class B 1.25%        $  8.40                 3,245
EQ/Van Kampen Mid Cap Growth.................     Class B 1.30%        $  8.38                 3,390
EQ/Van Kampen Mid Cap Growth.................     Class B 1.35%        $  8.37                   294
EQ/Van Kampen Mid Cap Growth.................     Class B 1.40%        $  8.35                 1,561
EQ/Van Kampen Mid Cap Growth.................     Class B 1.50%        $  8.32                 3,987
EQ/Van Kampen Mid Cap Growth.................     Class B 1.55%        $  8.31                 3,782
EQ/Van Kampen Mid Cap Growth.................     Class B 1.60%        $  8.29                   412
EQ/Van Kampen Mid Cap Growth.................     Class B 1.65%        $  8.28                 6,915
EQ/Van Kampen Mid Cap Growth.................     Class B 1.70%        $  8.26                   695
EQ/Van Kampen Mid Cap Growth.................     Class B 1.80%        $  8.23                    --
EQ/Van Kampen Mid Cap Growth.................     Class B 1.90%        $  8.20                    --
EQ/Van Kampen Real Estate....................     Class B 1.20%        $  5.01                 1,885
EQ/Van Kampen Real Estate....................     Class B 1.25%        $  5.00                 9,478
EQ/Van Kampen Real Estate....................     Class B 1.30%        $  5.00                 6,805
EQ/Van Kampen Real Estate....................     Class B 1.40%        $  4.99                 3,678
EQ/Van Kampen Real Estate....................     Class B 1.50%        $  4.98                14,752
EQ/Van Kampen Real Estate....................     Class B 1.55%        $  4.98                 6,634
EQ/Van Kampen Real Estate....................     Class B 1.60%        $  4.98                   731
EQ/Van Kampen Real Estate....................     Class B 1.65%        $  4.97                13,059
EQ/Van Kampen Real Estate....................     Class B 1.70%        $  4.97                 1,342
Multimanager Aggressive Equity...............     Class B 0.50%        $ 41.97                    --
Multimanager Aggressive Equity...............     Class B 0.95%        $ 37.83                     1
Multimanager Aggressive Equity...............     Class B 1.20%        $ 35.69                   162
Multimanager Aggressive Equity...............     Class B 1.25%        $  7.59                   834
Multimanager Aggressive Equity...............     Class B 1.30%        $  7.50                   529

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                             Contract charges     Unit Value     Units Outstanding (000s)
                                            ------------------   ------------   -------------------------
Multimanager Aggressive Equity...........     Class B 1.35%        $ 34.47                   305
Multimanager Aggressive Equity...........     Class B 1.40%        $ 34.07                   206
Multimanager Aggressive Equity...........     Class B 1.50%        $  7.49                 1,250
Multimanager Aggressive Equity...........     Class B 1.55%        $ 32.90                   210
Multimanager Aggressive Equity...........     Class B 1.60%        $ 32.52                   186
Multimanager Aggressive Equity...........     Class B 1.65%        $  7.43                 1,350
Multimanager Aggressive Equity...........     Class B 1.70%        $ 31.77                    53
Multimanager Aggressive Equity...........     Class B 1.80%        $ 31.04                     1
Multimanager Aggressive Equity...........     Class B 1.90%        $ 30.32                    --
Multimanager Core Bond...................     Class B 0.50%        $ 12.94                    --
Multimanager Core Bond...................     Class B 0.95%        $ 12.54                    --
Multimanager Core Bond...................     Class B 1.20%        $ 12.32                 8,401
Multimanager Core Bond...................     Class B 1.25%        $ 11.41                 6,075
Multimanager Core Bond...................     Class B 1.30%        $ 11.41                 2,680
Multimanager Core Bond...................     Class B 1.35%        $ 12.19                   705
Multimanager Core Bond...................     Class B 1.40%        $ 12.14                13,388
Multimanager Core Bond...................     Class B 1.50%        $ 11.26                 9,154
Multimanager Core Bond...................     Class B 1.55%        $ 12.02                 3,422
Multimanager Core Bond...................     Class B 1.60%        $ 11.97                 4,240
Multimanager Core Bond...................     Class B 1.65%        $ 11.17                11,031
Multimanager Core Bond...................     Class B 1.70%        $ 11.89                 3,511
Multimanager Core Bond...................     Class B 1.80%        $ 11.80                    19
Multimanager Core Bond...................     Class B 1.90%        $ 11.72                     3
Multimanager Health Care.................     Class B 0.50%        $  9.96                    --
Multimanager Health Care.................     Class B 0.95%        $  9.65                    --
Multimanager Health Care.................     Class B 1.20%        $  9.48                 2,706
Multimanager Health Care.................     Class B 1.25%        $ 10.01                 2,953
Multimanager Health Care.................     Class B 1.30%        $  9.97                 1,648
Multimanager Health Care.................     Class B 1.35%        $  9.38                   275
Multimanager Health Care.................     Class B 1.40%        $  9.34                 3,929
Multimanager Health Care.................     Class B 1.50%        $  9.87                 5,011
Multimanager Health Care.................     Class B 1.55%        $  9.25                 2,361
Multimanager Health Care.................     Class B 1.60%        $  9.21                 1,104
Multimanager Health Care.................     Class B 1.65%        $  9.79                 4,575
Multimanager Health Care.................     Class B 1.70%        $  9.15                   429
Multimanager Health Care.................     Class B 1.80%        $  9.08                     9
Multimanager Health Care.................     Class B 1.90%        $  9.02                     1
Multimanager High Yield..................     Class B 0.50%        $ 30.12                    --
Multimanager High Yield..................     Class B 0.95%        $ 27.26                     4
Multimanager High Yield..................     Class B 1.20%        $ 25.79                 2,545
Multimanager High Yield..................     Class B 1.25%        $  9.67                 6,014
Multimanager High Yield..................     Class B 1.30%        $  9.56                 2,102
Multimanager High Yield..................     Class B 1.35%        $ 24.94                 1,227
Multimanager High Yield..................     Class B 1.40%        $ 24.66                 3,858
Multimanager High Yield..................     Class B 1.50%        $  9.54                 9,841
Multimanager High Yield..................     Class B 1.55%        $ 23.85                 1,874
Multimanager High Yield..................     Class B 1.60%        $ 23.59                 2,063
Multimanager High Yield..................     Class B 1.65%        $  9.46                 6,601
Multimanager High Yield..................     Class B 1.70%        $ 23.07                   523
Multimanager High Yield..................     Class B 1.80%        $ 22.56                    11
Multimanager High Yield..................     Class B 1.90%        $ 22.06                     1
Multimanager International Equity........     Class B 0.50%        $ 10.39                    --
Multimanager International Equity........     Class B 0.95%        $ 10.06                    --
Multimanager International Equity........     Class B 1.20%        $  9.89                 2,888
Multimanager International Equity........     Class B 1.25%        $ 10.69                 3,883
Multimanager International Equity........     Class B 1.30%        $ 10.65                 2,606

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                              Contract charges     Unit Value     Units Outstanding (000s)
                                             ------------------   ------------   -------------------------
Multimanager International Equity.........     Class B 1.35%        $  9.78                  528
Multimanager International Equity.........     Class B 1.40%        $  9.75                4,854
Multimanager International Equity.........     Class B 1.50%        $ 10.54                6,101
Multimanager International Equity.........     Class B 1.55%        $  9.64                3,649
Multimanager International Equity.........     Class B 1.60%        $  9.61                1,547
Multimanager International Equity.........     Class B 1.65%        $ 10.46                7,867
Multimanager International Equity.........     Class B 1.70%        $  9.54                  951
Multimanager International Equity.........     Class B 1.80%        $  9.47                    9
Multimanager International Equity.........     Class B 1.90%        $  9.41                    1
Multimanager Large Cap Core Equity........     Class B 0.50%        $  8.09                   --
Multimanager Large Cap Core Equity........     Class B 0.95%        $  7.84                    3
Multimanager Large Cap Core Equity........     Class B 1.20%        $  7.70                1,747
Multimanager Large Cap Core Equity........     Class B 1.25%        $  8.40                  907
Multimanager Large Cap Core Equity........     Class B 1.30%        $  8.36                  507
Multimanager Large Cap Core Equity........     Class B 1.35%        $  7.62                  192
Multimanager Large Cap Core Equity........     Class B 1.40%        $  7.59                2,992
Multimanager Large Cap Core Equity........     Class B 1.50%        $  8.28                1,691
Multimanager Large Cap Core Equity........     Class B 1.55%        $  7.51                  981
Multimanager Large Cap Core Equity........     Class B 1.60%        $  7.48                1,012
Multimanager Large Cap Core Equity........     Class B 1.65%        $  8.22                1,797
Multimanager Large Cap Core Equity........     Class B 1.70%        $  7.43                  447
Multimanager Large Cap Core Equity........     Class B 1.80%        $  7.38                    3
Multimanager Large Cap Core Equity........     Class B 1.90%        $  7.33                   --
Multimanager Large Cap Growth.............     Class B 0.50%        $  6.05                   --
Multimanager Large Cap Growth.............     Class B 0.95%        $  5.86                   --
Multimanager Large Cap Growth.............     Class B 1.20%        $  5.76                3,514
Multimanager Large Cap Growth.............     Class B 1.25%        $  6.86                2,547
Multimanager Large Cap Growth.............     Class B 1.30%        $  6.83                1,190
Multimanager Large Cap Growth.............     Class B 1.35%        $  5.70                  415
Multimanager Large Cap Growth.............     Class B 1.40%        $  5.68                6,433
Multimanager Large Cap Growth.............     Class B 1.50%        $  6.76                3,750
Multimanager Large Cap Growth.............     Class B 1.55%        $  5.62                1,942
Multimanager Large Cap Growth.............     Class B 1.60%        $  5.60                2,508
Multimanager Large Cap Growth.............     Class B 1.65%        $  6.71                3,987
Multimanager Large Cap Growth.............     Class B 1.70%        $  5.56                  840
Multimanager Large Cap Growth.............     Class B 1.80%        $  5.52                   39
Multimanager Large Cap Growth.............     Class B 1.90%        $  5.48                   --
Multimanager Large Cap Value..............     Class B 0.50%        $  9.62                   --
Multimanager Large Cap Value..............     Class B 0.95%        $  9.32                   16
Multimanager Large Cap Value..............     Class B 1.20%        $  9.15                4,173
Multimanager Large Cap Value..............     Class B 1.25%        $  9.87                4,032
Multimanager Large Cap Value..............     Class B 1.30%        $  9.83                2,483
Multimanager Large Cap Value..............     Class B 1.35%        $  9.06                  478
Multimanager Large Cap Value..............     Class B 1.40%        $  9.02                6,385
Multimanager Large Cap Value..............     Class B 1.50%        $  9.73                6,245
Multimanager Large Cap Value..............     Class B 1.55%        $  8.93                3,416
Multimanager Large Cap Value..............     Class B 1.60%        $  8.90                2,480
Multimanager Large Cap Value..............     Class B 1.65%        $  9.65                6,951
Multimanager Large Cap Value..............     Class B 1.70%        $  8.83                  921
Multimanager Large Cap Value..............     Class B 1.80%        $  8.77                   33
Multimanager Large Cap Value..............     Class B 1.90%        $  8.71                   --
Multimanager Mid Cap Growth...............     Class B 0.50%        $  7.13                   --
Multimanager Mid Cap Growth...............     Class B 0.95%        $  6.91                    1
Multimanager Mid Cap Growth...............     Class B 1.20%        $  6.79                4,628
Multimanager Mid Cap Growth...............     Class B 1.25%        $  8.30                2,663
Multimanager Mid Cap Growth...............     Class B 1.30%        $  8.27                1,229

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2008


                                         Contract charges     Unit Value     Units Outstanding (000s)
                                        ------------------   ------------   -------------------------
Multimanager Mid Cap Growth..........     Class B 1.35%        $  6.72                  426
Multimanager Mid Cap Growth..........     Class B 1.40%        $  6.69                7,140
Multimanager Mid Cap Growth..........     Class B 1.50%        $  8.18                4,032
Multimanager Mid Cap Growth..........     Class B 1.55%        $  6.62                1,770
Multimanager Mid Cap Growth..........     Class B 1.60%        $  6.60                2,611
Multimanager Mid Cap Growth..........     Class B 1.65%        $  8.12                4,317
Multimanager Mid Cap Growth..........     Class B 1.70%        $  6.55                  813
Multimanager Mid Cap Growth..........     Class B 1.80%        $  6.50                   11
Multimanager Mid Cap Growth..........     Class B 1.90%        $  6.46                    1
Multimanager Mid Cap Value...........     Class B 0.50%        $  9.22                   --
Multimanager Mid Cap Value...........     Class B 0.95%        $  8.93                    3
Multimanager Mid Cap Value...........     Class B 1.20%        $  8.78                3,405
Multimanager Mid Cap Value...........     Class B 1.25%        $  9.40                2,512
Multimanager Mid Cap Value...........     Class B 1.30%        $  9.36                1,300
Multimanager Mid Cap Value...........     Class B 1.35%        $  8.68                  410
Multimanager Mid Cap Value...........     Class B 1.40%        $  8.65                5,707
Multimanager Mid Cap Value...........     Class B 1.50%        $  9.27                3,935
Multimanager Mid Cap Value...........     Class B 1.55%        $  8.56                1,982
Multimanager Mid Cap Value...........     Class B 1.60%        $  8.53                2,077
Multimanager Mid Cap Value...........     Class B 1.65%        $  9.20                4,175
Multimanager Mid Cap Value...........     Class B 1.70%        $  8.47                  727
Multimanager Mid Cap Value...........     Class B 1.80%        $  8.41                   11
Multimanager Mid Cap Value...........     Class B 1.90%        $  8.35                    1
Multimanager Small Cap Growth........     Class B 0.50%        $  5.60                   --
Multimanager Small Cap Growth........     Class B 0.95%        $  5.35                    1
Multimanager Small Cap Growth........     Class B 1.20%        $  5.21                  728
Multimanager Small Cap Growth........     Class B 1.25%        $  5.19                4,114
Multimanager Small Cap Growth........     Class B 1.30%        $  2.98                4,840
Multimanager Small Cap Growth........     Class B 1.35%        $  5.14                  306
Multimanager Small Cap Growth........     Class B 1.40%        $  5.11                1,483
Multimanager Small Cap Growth........     Class B 1.50%        $  5.06                5,941
Multimanager Small Cap Growth........     Class B 1.55%        $  5.03                3,484
Multimanager Small Cap Growth........     Class B 1.60%        $  5.01                  350
Multimanager Small Cap Growth........     Class B 1.65%        $  4.98                6,845
Multimanager Small Cap Growth........     Class B 1.70%        $  4.95                  687
Multimanager Small Cap Growth........     Class B 1.80%        $  4.90                    1
Multimanager Small Cap Growth........     Class B 1.90%        $  4.85                   --
Multimanager Small Cap Value.........     Class B 0.50%        $ 11.78                   --
Multimanager Small Cap Value.........     Class B 0.95%        $ 11.21                    9
Multimanager Small Cap Value.........     Class B 1.20%        $ 10.90                4,558
Multimanager Small Cap Value.........     Class B 1.25%        $  8.20                6,215
Multimanager Small Cap Value.........     Class B 1.30%        $  8.15                  910
Multimanager Small Cap Value.........     Class B 1.35%        $ 10.72                2,179
Multimanager Small Cap Value.........     Class B 1.40%        $ 10.66                5,936
Multimanager Small Cap Value.........     Class B 1.50%        $  8.09                7,894
Multimanager Small Cap Value.........     Class B 1.55%        $ 10.48                1,879
Multimanager Small Cap Value.........     Class B 1.60%        $ 10.43                3,075
Multimanager Small Cap Value.........     Class B 1.65%        $  8.02                6,403
Multimanager Small Cap Value.........     Class B 1.70%        $ 10.31                  666
Multimanager Small Cap Value.........     Class B 1.80%        $ 10.20                   29
Multimanager Small Cap Value.........     Class B 1.90%        $ 10.08                    6
Multimanager Technology..............     Class B 0.50%        $  6.85                   --
Multimanager Technology..............     Class B 0.95%        $  6.64                   25
Multimanager Technology..............     Class B 1.20%        $  6.52                2,156
Multimanager Technology..............     Class B 1.25%        $  7.60                2,241
Multimanager Technology..............     Class B 1.30%        $  7.57                1,902

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2008


                                   Contract charges     Unit Value     Units Outstanding (000s)
                                  ------------------   ------------   -------------------------
Multimanager Technology........     Class B 1.35%         $ 6.45                  537
Multimanager Technology........     Class B 1.40%         $ 6.43                4,601
Multimanager Technology........     Class B 1.50%         $ 7.50                5,133
Multimanager Technology........     Class B 1.55%         $ 6.36                4,243
Multimanager Technology........     Class B 1.60%         $ 6.34                2,147
Multimanager Technology........     Class B 1.65%         $ 7.44                4,301
Multimanager Technology........     Class B 1.70%         $ 6.29                  462
Multimanager Technology........     Class B 1.80%         $ 6.25                    8
Multimanager Technology........     Class B 1.90%         $ 6.20                   --

The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        AXA Aggressive    AXA Conservative   AXA Conservative-Plus
                                                          Allocation         Allocation            Allocation
                                                     ------------------- ------------------ -----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     43,475,876     $   60,694,901       $   47,959,378
  Expenses:
    Asset-based charges.............................        39,539,772         13,658,850           18,031,056
                                                      ----------------     --------------       --------------
Net Investment Income (Loss)........................         3,936,104         47,036,051           29,928,322
                                                      ----------------     --------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............       (50,014,957)       (21,365,385)         (25,239,385)
  Realized gain distribution from The Trusts........       181,297,323         13,756,608           32,119,239
                                                      ----------------     --------------       --------------
  Net realized gain (loss)..........................       131,282,366         (7,608,777)           6,879,854
                                                      ----------------     --------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................    (1,449,797,143)      (159,266,295)        (315,384,042)
                                                      ----------------     --------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (1,318,514,777)      (166,875,072)        (308,504,188)
                                                      ----------------     --------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................  $ (1,314,578,673)    $ (119,839,021)      $ (278,575,866)
                                                      ================     ==============       ==============



                                                          AXA Moderate     AXA Moderate-Plus   EQ/AllianceBernstein
                                                           Allocation          Allocation          Common Stock
                                                      ------------------- ------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    228,580,685    $    225,406,113       $   15,061,103
  Expenses:
    Asset-based charges.............................         83,977,450         142,061,852           13,400,647
                                                       ----------------    ----------------       --------------
Net Investment Income (Loss)........................        144,603,235          83,344,261            1,660,456
                                                       ----------------    ----------------       --------------
Realized and Unrealized Gain (Loss) on Investments:
  Realized gain (loss) on investments...............         (1,977,088)        (46,138,786)          (9,877,898)
  Realized gain distribution from The Trusts........        242,661,895         500,717,492                   --
                                                       ----------------    ----------------       --------------
  Net realized gain (loss)..........................        240,684,807         454,578,706           (9,877,898)
                                                       ----------------    ----------------       --------------
  Change in unrealized appreciation (depreciation)
    of investments..................................     (2,048,184,961)     (4,240,331,255)        (509,119,672)
                                                       ----------------    ----------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (1,807,500,154)     (3,785,752,549)        (518,997,570)
                                                       ----------------    ----------------       --------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations...................................   $ (1,662,896,919)   $ (3,702,408,288)      $ (517,337,114)
                                                       ================    ================       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/AllianceBernstein
                                                          Intermediate
                                                           Government       EQ/AllianceBernstein   EQ/AllianceBernstein
                                                           Securities           International        Small Cap Growth
                                                     --------------------- ---------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $ 12,784,560          $   27,095,257         $           --
  Expenses:
    Asset-based charges.............................        4,962,814              14,618,030              6,084,011
                                                         ------------          --------------         --------------
Net Investment Income (Loss)........................        7,821,746              12,477,227             (6,084,011)
                                                         ------------          --------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,366,840)              8,071,308             (8,898,837)
    Realized gain distribution from The Trusts......               --              16,908,423                589,575
                                                         ------------          --------------         --------------
  Net realized gain (loss)..........................       (1,366,840)             24,979,731             (8,309,262)
                                                         ------------          --------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................        1,364,716            (689,165,353)          (222,476,523)
                                                         ------------          --------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................           (2,124)           (664,185,622)          (230,785,785)
                                                         ------------          --------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $  7,819,622          $ (651,708,395)        $ (236,869,796)
                                                         ============          ==============         ==============



                                                           EQ/Ariel          EQ/AXA Rosenberg         EQ/BlackRock
                                                       Appreciation II   Value Long/Short Equity   Basic Value Equity
                                                      ----------------- ------------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     454,064         $     256,168         $   11,805,862
  Expenses:
    Asset-based charges.............................          723,965             2,099,814              9,899,013
                                                        -------------         -------------         --------------
Net Investment Income (Loss)........................         (269,901)           (1,843,646)             1,906,849
                                                        -------------         -------------         --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,904,956)           (3,734,130)           (10,058,990)
    Realized gain distribution from The Trusts......          178,911                    --              3,251,229
                                                        -------------         -------------         --------------
  Net realized gain (loss)..........................       (3,726,045)           (3,734,130)            (6,807,761)
                                                        -------------         -------------         --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (21,331,726)           (5,980,556)          (305,492,350)
                                                        -------------         -------------         --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (25,057,771)           (9,714,686)          (312,300,111)
                                                        -------------         -------------         --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (25,327,672)        $ (11,558,332)        $ (310,393,262)
                                                        =============         =============         ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/BlackRock      EQ/Boston Advisors        EQ/Calvert
                                                      International Value      Equity Income     Socially Responsible
                                                     --------------------- -------------------- ----------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   18,961,935        $   4,298,665         $     153,020
  Expenses:
    Asset-based charges.............................        12,681,260            2,589,159               749,526
                                                        --------------        -------------         -------------
Net Investment Income (Loss)........................         6,280,675            1,709,506              (596,506)
                                                        --------------        -------------         -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............            85,152           (7,074,396)           (1,410,399)
    Realized gain distribution from The Trusts......        21,437,617            2,067,390               734,616
                                                        --------------        -------------         -------------
  Net realized gain (loss)..........................        21,522,769           (5,007,006)             (675,783)
                                                        --------------        -------------         -------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (506,344,124)         (66,805,964)          (28,608,826)
                                                        --------------        -------------         -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (484,821,355)         (71,812,970)          (29,284,609)
                                                        --------------        -------------         -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (478,540,680)       $ (70,103,464)        $ (29,881,115)
                                                        ==============        =============         =============


                                                          EQ/Capital         EQ/Capital      EQ/Caywood-Scholl
                                                       Guardian Growth   Guardian Research    High Yield Bond
                                                      ----------------- ------------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      658,708     $   10,435,729       $  11,366,597
  Expenses:
    Asset-based charges.............................        5,488,589         16,684,762           2,080,066
                                                       --------------     --------------       -------------
Net Investment Income (Loss)........................       (4,829,881)        (6,249,033)          9,286,531
                                                       --------------     --------------       -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (3,137,954)        15,643,765          (7,485,659)
    Realized gain distribution from The Trusts......               --         19,216,412                  --
                                                       --------------     --------------       -------------
  Net realized gain (loss)..........................       (3,137,954)        34,860,177          (7,485,659)
                                                       --------------     --------------       -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (175,765,854)      (581,110,378)        (33,083,367)
                                                       --------------     --------------       -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (178,903,808)      (546,250,201)        (40,569,026)
                                                       --------------     --------------       -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (183,733,689)    $ (552,499,234)      $ (31,282,495)
                                                       ==============     ==============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Davis          EQ/Equity         EQ/Evergreen
                                                      New York Venture      500 Index      International Bond
                                                     ------------------ ----------------- --------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $    1,766,544    $   21,523,400      $   70,881,744
  Expenses:
    Asset-based charges.............................        4,240,760        18,255,723           5,386,252
                                                       --------------    --------------      --------------
Net Investment Income (Loss)........................       (2,474,216)        3,267,677          65,495,492
                                                       --------------    --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (11,064,766)        1,257,345           7,956,127
    Realized gain distribution from The Trusts......               --        12,189,496                  --
                                                       --------------    --------------      --------------
  Net realized gain (loss)..........................      (11,064,766)       13,446,841           7,956,127
                                                       --------------    --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (130,689,555)     (588,331,784)        (67,209,876)
                                                       --------------    --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (141,754,321)     (574,884,943)        (59,253,749)
                                                       --------------    --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (144,228,537)   $ (571,617,266)     $    6,241,743
                                                       ==============    ==============      ==============



                                                        EQ/Evergreen       EQ/Franklin       EQ/Franklin
                                                            Omega            Income        Small Cap Value
                                                      ---------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     884,502     $   34,505,301    $     728,241
  Expenses:
    Asset-based charges.............................       2,171,800          8,165,359        1,010,387
                                                       -------------     --------------    -------------
Net Investment Income (Loss)........................      (1,287,298)        26,339,942         (282,146)
                                                       -------------     --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (6,872,902)       (25,473,569)      (8,686,880)
    Realized gain distribution from The Trusts......       2,430,624                 --               --
                                                       -------------     --------------    -------------
  Net realized gain (loss)..........................      (4,442,278)       (25,473,569)      (8,686,880)
                                                       -------------     --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (45,017,948)      (210,034,118)     (21,900,745)
                                                       -------------     --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (49,460,226)      (235,507,687)     (30,587,625)
                                                       -------------     --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (50,747,524)    $ (209,167,745)   $ (30,869,771)
                                                       =============     ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                          EQ/Franklin         EQ/GAMCO
                                                      Templeton Founding     Mergers and     EQ/GAMCO Small
                                                           Strategy         Acquisitions      Company Value
                                                     -------------------- ---------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $   51,453,841     $     626,961     $    2,731,988
  Expenses:
    Asset-based charges.............................        15,487,283         1,850,488          6,616,581
                                                        --------------     -------------     --------------
Net Investment Income (Loss)........................        35,966,558        (1,223,527)        (3,884,593)
                                                        --------------     -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (26,487,462)       (3,821,896)        (9,622,960)
    Realized gain distribution from The Trusts......             2,080         4,859,572         15,812,497
                                                        --------------     -------------     --------------
  Net realized gain (loss)..........................       (26,485,382)        1,037,676          6,189,537
                                                        --------------     -------------     --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................      (501,379,956)      (20,056,018)      (172,866,113)
                                                        --------------     -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (527,865,338)      (19,018,342)      (166,676,576)
                                                        --------------     -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (491,898,780)    $ (20,241,869)    $ (170,561,169)
                                                        ==============     =============     ==============


                                                      EQ/International                          EQ/International
                                                          Core PLUS      EQ/International ETF        Growth
                                                     ------------------ ---------------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   12,455,363        $    152,463       $    2,259,940
  Expenses:
    Asset-based charges.............................       12,361,599                  --            3,435,543
                                                       --------------        ------------       --------------
Net Investment Income (Loss)........................           93,764             152,463           (1,175,603)
                                                       --------------        ------------       --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       11,471,956            (319,876)         (14,203,965)
    Realized gain distribution from The Trusts......       12,279,301                 342            4,593,717
                                                       --------------        ------------       --------------
  Net realized gain (loss)..........................       23,751,257            (319,534)          (9,610,248)
                                                       --------------        ------------       --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (488,516,584)         (1,432,902)        (105,847,924)
                                                       --------------        ------------       --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (464,765,327)         (1,752,436)        (115,458,172)
                                                       --------------        ------------       --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (464,671,563)       $ (1,599,973)      $ (116,633,775)
                                                       ==============        ============       ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/JPMorgan         EQ/JPMorgan
                                                          Core Bond      Value Opportunities
                                                     ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   44,337,650      $    5,558,859
  Expenses:
    Asset-based charges.............................       15,878,364           4,493,938
                                                       --------------      --------------
Net Investment Income (Loss)........................       28,459,286           1,064,921
                                                       --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,827,360)        (20,041,344)
    Realized gain distribution from The Trusts......               --           3,330,483
                                                       --------------      --------------
  Net realized gain (loss)..........................      (33,827,360)        (16,710,861)
                                                       --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (114,440,875)       (141,195,370)
                                                       --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (148,268,235)       (157,906,231)
                                                       --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (119,808,949)     $ (156,841,310)
                                                       ==============      ==============



                                                       EQ/Large Cap      EQ/Large Cap      EQ/Large Cap      EQ/Large Cap
                                                         Core PLUS       Growth Index      Growth PLUS        Value Index
                                                     ---------------- ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $     640,135    $      471,270    $      300,001     $    1,773,982
  Expenses:
    Asset-based charges.............................      2,768,486         4,855,764         4,147,421          1,947,525
                                                      -------------    --------------    --------------     --------------
Net Investment Income (Loss)........................     (2,128,351)       (4,384,494)       (3,847,420)          (173,543)
                                                      -------------    --------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (8,730,231)         (753,175)        3,819,000        (18,493,317)
    Realized gain distribution from The Trusts......             --                --                --          3,511,072
                                                      -------------    --------------    --------------     --------------
  Net realized gain (loss)..........................     (8,730,231)         (753,175)        3,819,000        (14,982,245)
                                                      -------------    --------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (75,404,584)     (145,142,612)     (134,073,469)       (88,532,502)
                                                      -------------    --------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (84,134,815)     (145,895,787)     (130,254,469)      (103,514,747)
                                                      -------------    --------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (86,263,166)   $ (150,280,281)   $ (134,101,889)    $ (103,688,290)
                                                      =============    ==============    ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Large Cap       EQ/Long       EQ/Lord Abbett
                                                         Value PLUS       Term Bond    Growth and Income
                                                     ------------------ ------------- -------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   48,778,635    $7,007,165      $   1,886,684
  Expenses:
    Asset-based charges.............................       24,855,470     1,644,108          1,802,702
                                                       --------------    ----------      -------------
Net Investment Income (Loss)........................       23,923,165     5,363,057             83,982
                                                       --------------    ----------      -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (33,805,389)     (328,018)        (3,662,419)
    Realized gain distribution from The Trusts......               --       794,483            309,320
                                                       --------------    ----------      -------------
  Net realized gain (loss)..........................      (33,805,389)      466,465         (3,353,099)
                                                       --------------    ----------      -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (936,768,121)      557,676        (52,452,677)
                                                       --------------    ----------      -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (970,573,510)    1,024,141        (55,805,776)
                                                       --------------    ----------      -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (946,650,345)   $6,387,198      $ (55,721,794)
                                                       ==============    ==========      =============


                                                      EQ/Lord Abbett    EQ/Lord Abbett       EQ/Marsico
                                                      Large Cap Core     Mid Cap Value         Focus
                                                     ---------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   1,068,793     $    3,793,229    $   14,996,911
  Expenses:
    Asset-based charges.............................      1,331,320          3,723,396        23,224,023
                                                      -------------     --------------    --------------
Net Investment Income (Loss)........................       (262,527)            69,833        (8,227,112)
                                                      -------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (3,881,435)       (13,493,734)       23,216,990
    Realized gain distribution from The Trusts......        605,586          7,228,956        16,603,409
                                                      -------------     --------------    --------------
  Net realized gain (loss)..........................     (3,275,849)        (6,264,778)       39,820,399
                                                      -------------     --------------    --------------
  Change in unrealized appreciation
  (depreciation) of investments.....................    (30,541,689)      (117,086,130)     (832,575,684)
                                                      -------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (33,817,538)      (123,350,908)     (792,755,285)
                                                      -------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (34,080,065)    $ (123,281,075)   $ (800,982,397)
                                                      =============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                         EQ/Mid Cap        EQ/Mid Cap        EQ/Money
                                                           Index           Value PLUS         Market
                                                     ----------------- ------------------ --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    6,969,523     $    8,466,656    $22,433,185
  Expenses:
    Asset-based charges.............................      11,507,198          8,849,281     17,129,200
                                                      --------------     --------------    -----------
Net Investment Income (Loss)........................      (4,537,675)          (382,625)     5,303,985
                                                      --------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (32,831,518)       (79,877,282)       (71,662)
    Realized gain distribution from The Trusts......       8,574,962                 --             --
                                                      --------------     --------------    -----------
  Net realized gain (loss)..........................     (24,256,556)       (79,877,282)       (71,662)
                                                      --------------     --------------    -----------
  Change in unrealized appreciation
    (depreciation) of investments...................    (472,975,556)      (212,234,558)       (62,631)
                                                      --------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (497,232,112)      (292,111,840)      (134,293)
                                                      --------------     --------------    -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (501,769,787)    $ (292,494,465)   $ 5,169,692
                                                      ==============     ==============    ===========


                                                      EQ/Montag & Caldwell       EQ/Mutual      EQ/Oppenheimer
                                                             Growth               Shares            Global
                                                     ---------------------- ------------------ ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................     $     358,514        $   10,575,549    $   1,528,008
  Expenses:
    Asset-based charges.............................         2,089,490             4,281,598        1,699,945
                                                         -------------        --------------    -------------
Net Investment Income (Loss)........................        (1,730,976)            6,293,951         (171,937)
                                                         -------------        --------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............        (6,065,466)          (17,044,008)     (11,040,438)
    Realized gain distribution from The Trusts......                --                    --          187,676
                                                         -------------        --------------    -------------
  Net realized gain (loss)..........................        (6,065,466)          (17,044,008)     (10,852,762)
                                                         -------------        --------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................       (53,756,587)         (126,766,530)     (51,264,819)
                                                         -------------        --------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................       (59,822,053)         (143,810,538)     (62,117,581)
                                                         -------------        --------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................     $ (61,553,029)       $ (137,516,587)   $ (62,289,518)
                                                         =============        ==============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                        Main Street       Main Street
                                                        Opportunity        Small Cap
                                                     ----------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     278,515    $      66,175
  Expenses:
    Asset-based charges.............................         498,725          871,683
                                                       -------------    -------------
Net Investment Income (Loss)........................        (220,210)        (805,508)
                                                       -------------    -------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (5,044,440)      (6,080,785)
    Realized gain distribution from The Trusts......              --          134,596
                                                       -------------    -------------
  Net realized gain (loss)..........................      (5,044,440)      (5,946,189)
                                                       -------------    -------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (16,088,699)     (26,326,303)
                                                       -------------    -------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (21,133,139)     (32,272,492)
                                                       -------------    -------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (21,353,349)   $ (33,078,000)
                                                       =============    =============


                                                          EQ/PIMCO        EQ/Quality        EQ/Short         EQ/Small
                                                        Real Return        Bond PLUS     Duration Bond     Company Index
                                                     ----------------- ---------------- --------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $   26,106,437    $  18,806,873    $   8,372,433    $    3,126,354
  Expenses:
    Asset-based charges.............................      12,155,601        5,412,722        1,690,017         5,370,137
                                                      --------------    -------------    -------------    --------------
Net Investment Income (Loss)........................      13,950,836       13,394,151        6,682,416        (2,243,783)
                                                      --------------    -------------    -------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       5,446,842       (7,378,896)      (1,147,459)      (11,882,685)
    Realized gain distribution from The Trusts......      50,351,628               --               --        30,372,072
                                                      --------------    -------------    -------------    --------------
  Net realized gain (loss)..........................      55,798,470       (7,378,896)      (1,147,459)       18,489,387
                                                      --------------    -------------    -------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (139,568,977)     (36,321,748)     (10,470,086)     (168,643,358)
                                                      --------------    -------------    -------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (83,770,507)     (43,700,644)     (11,617,545)     (150,153,971)
                                                      --------------    -------------    -------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $  (69,819,671)   $ (30,306,493)   $  (4,935,129)   $ (152,397,754)
                                                      ==============    =============    =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                      EQ/T. Rowe Price     EQ/Templeton
                                                        Growth Stock          Growth
                                                     ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $        8,160     $    3,339,056
  Expenses:
    Asset-based charges.............................        3,540,524          3,217,154
                                                       --------------     --------------
Net Investment Income (Loss)........................       (3,532,364)           121,902
                                                       --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (1,862,403)       (15,288,794)
    Realized gain distribution from The Trusts......           50,320                 --
                                                       --------------     --------------
  Net realized gain (loss)..........................       (1,812,083)       (15,288,794)
                                                       --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (120,650,775)       (95,839,083)
                                                       --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (122,462,858)      (111,127,877)
                                                       --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (125,995,222)    $ (111,005,975)
                                                       ==============     ==============


                                                                                              EQ/Van Kampen
                                                            EQ/UBS         EQ/Van Kampen    Emerging Markets    EQ/Van Kampen
                                                      Growth and Income       Comstock           Equity         Mid Cap Growth
                                                     ------------------- ----------------- ------------------ -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................    $     830,802     $    4,773,911     $    1,771,182    $           --
  Expenses:
    Asset-based charges.............................          985,039          3,627,620         17,523,987         4,334,837
                                                        -------------     --------------     --------------    --------------
Net Investment Income (Loss)........................         (154,237)         1,146,291        (15,752,805)       (4,334,837)
                                                        -------------     --------------     --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............       (2,709,534)        (8,955,642)         3,617,201       (10,432,354)
    Realized gain distribution from The Trusts......               --          2,171,823         61,537,000                --
                                                        -------------     --------------     --------------    --------------
  Net realized gain (loss)..........................       (2,709,534)        (6,783,819)        65,154,201       (10,432,354)
                                                        -------------     --------------     --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................      (30,779,777)      (103,659,127)      (985,591,293)     (166,657,947)
                                                        -------------     --------------     --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................      (33,489,311)      (110,442,946)      (920,437,092)     (177,090,301)
                                                        -------------     --------------     --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................    $ (33,643,548)    $ (109,296,655)    $ (936,189,897)   $ (181,425,138)
                                                        =============     ==============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        EQ/Van Kampen       Multimanager      Multimanager
                                                         Real Estate     Aggressive Equity      Core Bond
                                                     ------------------ ------------------- ----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $   10,226,118      $     362,630     $   33,788,400
  Expenses:
    Asset-based charges.............................        6,058,268          1,480,732          9,990,211
                                                       --------------      -------------     --------------
Net Investment Income (Loss)........................        4,167,850         (1,118,102)        23,798,189
                                                       --------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (21,534,708)        (1,624,330)        (3,756,623)
    Realized gain distribution from The Trusts......        3,110,516                 --         19,359,681
                                                       --------------      -------------     --------------
  Net realized gain (loss)..........................      (18,424,192)        (1,624,330)        15,603,058
                                                       --------------      -------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (172,012,766)       (58,474,374)       (31,731,111)
                                                       --------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (190,436,958)       (60,098,704)       (16,128,053)
                                                       --------------      -------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (186,269,108)     $ (61,216,806)    $    7,670,136
                                                       ==============      =============     ==============


                                                       Multimanager      Multimanager         Multimanager
                                                        Health Care       High Yield      International Equity
                                                     ---------------- ------------------ ---------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $          --     $   63,373,150      $    8,541,362
  Expenses:
    Asset-based charges.............................      4,239,081         10,614,425           8,055,090
                                                      -------------     --------------      --------------
Net Investment Income (Loss)........................     (4,239,081)        52,758,725             486,272
                                                      -------------     --------------      --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (7,210,901)       (38,020,929)         (2,187,524)
    Realized gain distribution from The Trusts......      3,403,465                 --          10,424,588
                                                      -------------     --------------      --------------
  Net realized gain (loss)..........................     (3,807,436)       (38,020,929)          8,237,064
                                                      -------------     --------------      --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (85,613,153)      (201,076,743)       (341,084,511)
                                                      -------------     --------------      --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (89,420,589)      (239,097,672)       (332,847,447)
                                                      -------------     --------------      --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (93,659,670)    $ (186,338,947)     $ (332,361,175)
                                                      =============     ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager      Multimanager      Multimanager
                                                         Large Cap         Large Cap          Large Cap
                                                        Core Equity          Growth             Value
                                                     ----------------- ----------------- ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $     716,674    $           --     $    6,792,003
  Expenses:
    Asset-based charges.............................       1,999,491         3,718,749          7,111,367
                                                       -------------    --------------     --------------
Net Investment Income (Loss)........................      (1,282,817)       (3,718,749)          (319,364)
                                                       -------------    --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (3,352,636)       (9,839,415)       (18,007,950)
    Realized gain distribution from The Trusts......         299,468            41,523          1,170,362
                                                       -------------    --------------     --------------
  Net realized gain (loss)..........................      (3,053,168)       (9,797,892)       (16,837,588)
                                                       -------------    --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (63,496,754)     (130,114,572)      (209,296,551)
                                                       -------------    --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (66,549,922)     (139,912,464)      (226,134,139)
                                                       -------------    --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (67,832,739)   $ (143,631,213)    $ (226,453,503)
                                                       =============    ==============     ==============



                                                        Multimanager       Multimanager       Multimanager
                                                           Mid Cap            Mid Cap           Small Cap
                                                           Growth              Value             Growth
                                                     ------------------ ------------------ ------------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $           --     $    1,443,577     $           --
  Expenses:
    Asset-based charges.............................        4,650,103          4,586,595          2,723,714
                                                       --------------     --------------     --------------
Net Investment Income (Loss)........................       (4,650,103)        (3,143,018)        (2,723,714)
                                                       --------------     --------------     --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      (13,929,844)       (31,220,744)       (17,341,396)
    Realized gain distribution from The Trusts......        3,491,950          4,074,649            728,355
                                                       --------------     --------------     --------------
  Net realized gain (loss)..........................      (10,437,894)       (27,146,095)       (16,613,041)
                                                       --------------     --------------     --------------
  Change in unrealized appreciation
    (depreciation) of investments...................     (161,055,636)      (107,537,998)       (81,669,836)
                                                       --------------     --------------     --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (171,493,530)      (134,684,093)       (98,282,877)
                                                       --------------     --------------     --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (176,143,633)    $ (137,827,111)    $ (101,006,591)
                                                       ==============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2008


                                                        Multimanager
                                                         Small Cap        Multimanager
                                                           Value           Technology
                                                     ----------------- -----------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................  $    1,321,259    $           --
  Expenses:
    Asset-based charges.............................       7,992,100         4,289,714
                                                      --------------    --------------
Net Investment Income (Loss)........................      (6,670,841)       (4,289,714)
                                                      --------------    --------------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............     (46,163,380)        4,441,497
    Realized gain distribution from The Trusts......       2,300,176                --
                                                      --------------    --------------
  Net realized gain (loss)..........................     (43,863,204)        4,441,497
                                                      --------------    --------------
  Change in unrealized appreciation
    (depreciation) of investments...................    (199,190,979)     (179,730,920)
                                                      --------------    --------------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................    (243,054,183)     (175,289,423)
                                                      --------------    --------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................  $ (249,725,024)   $ (179,579,137)
                                                      ==============    ==============


                                                      Target 2015   Target 2025   Target 2035    Target 2045
                                                       Allocation    Allocation    Allocation    Allocation
                                                     ------------- ------------- ------------- --------------
Income and Expenses:
  Investment Income:
    Dividends from The Trusts.......................   $      --    $       --    $   24,776     $   21,233
  Expenses:
    Asset-based charges.............................          --            --            --             --
                                                       ---------    ----------    ----------     ----------
Net Investment Income (Loss)........................          --            --        24,776         21,233
                                                       ---------    ----------    ----------     ----------
Realized and Unrealized Gain (Loss) on
  Investments:
    Realized gain (loss) on investments.............      45,811        54,278            --             --
    Realized gain distribution from The Trusts......          --            --        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Net realized gain (loss)..........................      45,811        54,278        14,656         20,734
                                                       ---------    ----------    ----------     ----------
  Change in unrealized appreciation
    (depreciation) of investments...................     (86,045)     (103,585)     (486,172)      (532,414)
                                                       ---------    ----------    ----------     ----------
Net Realized and Unrealized Gain (Loss) on
  Investments.......................................     (40,234)      (49,307)     (471,516)      (511,680)
                                                       ---------    ----------    ----------     ----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.........................   $ (40,234)   $  (49,307)   $ (446,740)    $ (490,447)
                                                       =========    ==========    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                              AXA Aggressive
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       3,936,104    $   32,391,791
  Net realized gain (loss) on investments........        131,282,366       131,968,772
  Change in unrealized appreciation
    (depreciation) of investments................     (1,449,797,143)      (97,771,692)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (1,314,578,673)       66,588,871
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........        779,016,877     1,176,124,863
    Transfers between funds including
      guaranteed interest account, net...........         75,436,777       165,605,218
    Transfers for contract benefits and
      terminations...............................        (99,788,750)      (77,561,900)
    Contract maintenance charges.................        (29,008,368)      (16,030,668)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        725,656,536     1,248,137,513
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           (405,768)         (625,147)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (589,327,905)    1,314,101,237
Net Assets -- Beginning of Period................      2,787,959,608     1,473,858,371
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   2,198,631,703    $2,787,959,608
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             87,524            97,725
  Units Redeemed.................................            (26,948)          (11,807)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             60,576            85,918
                                                   =================    ==============
                                                           AXA Conservative                   AXA Conservative-Plus
                                                              Allocation                           Allocation
                                                  ----------------------------------- -------------------------------------
                                                         2008              2007              2008               2007
                                                  ------------------ ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   47,036,051    $  11,885,291     $   29,928,322     $   19,521,518
  Net realized gain (loss) on investments........       (7,608,777)      15,230,093          6,879,854         32,848,368
  Change in unrealized appreciation
    (depreciation) of investments................     (159,266,295)      (8,667,059)      (315,384,042)       (18,980,507)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,839,021)      18,448,325       (278,575,866)        33,389,379
                                                    --------------    -------------     --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      224,125,509      112,696,853        292,413,908        220,384,033
    Transfers between funds including
      guaranteed interest account, net...........      820,180,316      122,797,914        309,105,532         96,909,579
    Transfers for contract benefits and
      terminations...............................      (87,145,892)     (42,430,719)       (97,480,974)       (59,646,899)
    Contract maintenance charges.................       (9,569,855)      (3,514,814)       (11,725,004)        (7,051,116)
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      947,590,078      189,549,234        492,313,462        250,595,597
                                                    --------------    -------------     --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          327,000               --             17,098              2,367
                                                    --------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets................      828,078,057      207,997,559        213,754,694        283,987,343
Net Assets -- Beginning of Period................      512,690,295      304,692,736      1,028,164,011        744,176,668
                                                    --------------    -------------     --------------     --------------
Net Assets -- End of Period......................   $1,340,768,352    $ 512,690,295     $1,241,918,705     $1,028,164,011
                                                    ==============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          113,047           40,052             66,914             38,552
  Units Redeemed.................................          (26,206)         (23,386)           (23,283)           (17,792)
                                                    --------------    -------------     --------------     --------------
  Net Increase (Decrease)........................           86,841           16,666             43,631             20,760
                                                    ==============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               AXA Moderate
                                                                Allocation
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss)....................  $     144,603,235    $   98,473,231
 Net realized gain (loss) on investments.........        240,684,807       171,100,302
 Change in unrealized appreciation
  (depreciation) of investments..................     (2,048,184,961)      (56,033,792)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  operations.....................................     (1,662,896,919)      213,539,741
                                                   -----------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners..........      1,414,673,639     1,252,051,668
  Transfers between funds including
   guaranteed interest account, net..............        452,134,313       248,986,023
  Transfers for contract benefits and
   terminations..................................       (367,318,946)     (304,823,603)
  Contract maintenance charges...................        (55,459,239)      (39,920,371)
                                                   -----------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,444,029,767     1,156,293,717
                                                   -----------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49......            (242,999)          (26,419)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................       (219,110,151)    1,369,807,039
Net Assets -- Beginning of Period................      5,581,130,343     4,211,323,304
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   5,362,020,192    $5,581,130,343
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued....................................            125,254            87,744
 Units Redeemed..................................            (26,736)          (15,901)
                                                   -----------------    --------------
 Net Increase (Decrease).........................             98,518            71,843
                                                   =================    ==============

                                                            AXA Moderate-Plus                    EQ/AllianceBernstein
                                                                Allocation                           Common Stock
                                                  -------------------------------------- ------------------------------------
                                                          2008               2007               2008              2007
                                                  ------------------- ------------------ ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      83,344,261    $  138,685,694    $     1,660,456    $   (6,264,923)
  Net realized gain (loss) on investments........        454,578,706       344,131,313         (9,877,898)       40,907,683
  Change in unrealized appreciation
    (depreciation) of investments................     (4,240,331,255)     (158,174,434)      (509,119,672)       (6,366,134)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (3,702,408,288)      324,642,573       (517,337,114)       28,276,626
                                                   -----------------    --------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      2,281,673,853     3,022,793,996         56,901,214        89,129,139
    Transfers between funds including
      guaranteed interest account, net...........        310,927,122       752,517,446        (59,248,095)     (120,783,852)
    Transfers for contract benefits and
      terminations...............................       (454,122,102)     (357,527,075)       (75,547,301)     (120,975,473)
    Contract maintenance charges.................       (102,426,627)      (65,315,919)        (8,801,481)       (9,583,822)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      2,036,052,246     3,352,468,448        (86,695,663)     (162,214,008)
                                                   -----------------    --------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....            (30,197)           84,703             78,001            61,494
                                                   -----------------    --------------    ---------------    --------------
Increase (Decrease) in Net Assets................     (1,666,386,239)    3,677,195,724       (603,954,776)     (133,875,888)
Net Assets -- Beginning of Period................      9,864,220,638     6,187,024,914      1,221,599,965     1,355,475,853
                                                   -----------------    --------------    ---------------    --------------
Net Assets -- End of Period......................  $   8,197,834,399    $9,864,220,638    $   617,645,189    $1,221,599,965
                                                   =================    ==============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            220,674           261,996              4,910             4,066
  Units Redeemed.................................            (56,396)          (23,400)            (6,642)           (6,632)
                                                   -----------------    --------------    ---------------    --------------
  Net Increase (Decrease)........................            164,278           238,596             (1,732)           (2,566)
                                                   =================    ==============    ===============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                       Intermediate Government              EQ/AllianceBernstein
                                                             Securities                        International
                                                  --------------------------------- ------------------------------------
                                                        2008             2007              2008              2007
                                                  ---------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   7,821,746    $   8,429,131    $    12,477,227    $     (472,811)
  Net realized gain (loss) on investments........     (1,366,840)      (2,368,295)        24,979,731       162,502,124
  Change in unrealized appreciation
    (depreciation) of investments................      1,364,716        9,261,262       (689,165,353)      (65,164,226)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................      7,819,622       15,322,098       (651,708,395)       96,865,087
                                                   -------------    -------------    ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     42,004,283       12,541,487        115,436,752       236,797,792
    Transfers between funds including
      guaranteed interest account, net...........     94,974,307        7,893,862        (74,025,783)      110,751,037
    Transfers for contract benefits and
      terminations...............................    (36,984,246)     (32,594,693)       (55,977,050)      (70,452,562)
    Contract maintenance charges.................     (3,042,890)      (2,080,528)       (10,506,171)       (8,549,775)
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     96,951,454      (14,239,872)       (25,072,252)      268,546,492
                                                   -------------    -------------    ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (120,000)          (2,133)          (150,998)           (4,737)
                                                   -------------    -------------    ---------------    --------------
Increase (Decrease) in Net Assets................    104,651,076        1,080,093       (676,931,645)      365,406,842
Net Assets -- Beginning of Period................    297,019,320      295,939,227      1,284,920,261       919,513,419
                                                   -------------    -------------    ---------------    --------------
Net Assets -- End of Period......................  $ 401,670,396    $ 297,019,320    $   607,988,616    $1,284,920,261
                                                   =============    =============    ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         19,978            5,930             10,714            20,571
  Units Redeemed.................................        (11,686)          (6,292)           (12,308)           (6,784)
                                                   -------------    -------------    ---------------    --------------
  Net Increase (Decrease)........................          8,292             (362)            (1,594)           13,787
                                                   =============    =============    ===============    ==============

                                                         EQ/AllianceBernstein
                                                           Small Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,084,011)  $  (7,333,508)
  Net realized gain (loss) on investments........       (8,309,262)    109,170,025
  Change in unrealized appreciation
    (depreciation) of investments................     (222,476,523)    (34,042,658)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (236,869,796)     67,793,859
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,063,336      46,636,441
    Transfers between funds including
      guaranteed interest account, net...........      (12,427,376)    (17,044,208)
    Transfers for contract benefits and
      terminations...............................      (30,315,140)    (46,468,053)
    Contract maintenance charges.................       (3,982,954)     (3,644,114)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (9,662,134)    (20,519,934)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (186,999)         (2,649)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (246,718,929)     47,271,276
Net Assets -- Beginning of Period................      527,140,872     479,869,596
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   280,421,943   $ 527,140,872
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,966           5,921
  Units Redeemed.................................           (6,343)         (6,710)
                                                   ---------------   -------------
  Net Increase (Decrease)........................             (377)           (789)
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                           EQ/AXA Rosenberg
                                                      EQ/Ariel Appreciation II          Value Long/Short Equity
                                                  -------------------------------- ---------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (269,901)  $   (454,336)   $  (1,843,646)   $     557,078
  Net realized gain (loss) on investments........      (3,726,045)     1,766,134       (3,734,130)        (636,517)
  Change in unrealized appreciation
    (depreciation) of investments................     (21,331,726)    (4,076,114)      (5,980,556)       2,056,359
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................     (25,327,672)    (2,764,316)     (11,558,332)       1,976,920
                                                   --------------   ------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       8,923,474     19,216,403       11,056,946       19,258,475
    Transfers between funds including
      guaranteed interest account, net...........       8,325,131      6,872,221       21,952,839      (17,848,655)
    Transfers for contract benefits and
      terminations...............................      (2,162,219)    (1,503,449)      (7,889,538)      (9,988,002)
    Contract maintenance charges.................        (544,215)      (328,265)      (1,704,791)      (1,317,250)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      14,542,171     24,256,910       23,415,456       (9,895,432)
                                                   --------------   ------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (999,499)            --          (23,002)            (846)
                                                   --------------   ------------    -------------    -------------
Increase (Decrease) in Net Assets................     (11,785,000)    21,492,594       11,834,122       (7,919,358)
Net Assets -- Beginning of Period................      55,931,841     34,439,247      134,385,436      142,304,794
                                                   --------------   ------------    -------------    -------------
Net Assets -- End of Period......................  $   44,146,841   $ 55,931,841    $ 146,219,558    $ 134,385,436
                                                   ==============   ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           3,415          3,179            8,826            4,101
  Units Redeemed.................................          (1,726)        (1,155)          (6,763)          (5,049)
                                                   --------------   ------------    -------------    -------------
  Net Increase (Decrease)........................           1,689          2,024            2,063             (948)
                                                   ==============   ============    =============    =============

                                                             EQ/BlackRock
                                                          Basic Value Equity
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,906,849   $    (3,219,995)
  Net realized gain (loss) on investments........       (6,807,761)      109,495,256
  Change in unrealized appreciation
    (depreciation) of investments................     (305,492,350)     (108,651,865)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    operations...................................     (310,393,262)       (2,376,604)
                                                   ---------------   ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       61,465,787        87,291,039
    Transfers between funds including
      guaranteed interest account, net...........       (1,458,766)      (21,942,637)
    Transfers for contract benefits and
      terminations...............................      (49,860,219)      (73,516,615)
    Contract maintenance charges.................       (6,975,396)       (6,862,596)
                                                   ---------------   ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        3,171,406       (15,030,809)
                                                   ---------------   ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          109,003            (4,983)
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets................     (307,112,853)      (17,412,396)
Net Assets -- Beginning of Period................      829,379,000       846,791,396
                                                   ---------------   ---------------
Net Assets -- End of Period......................  $   522,266,147   $   829,379,000
                                                   ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            9,070             7,893
  Units Redeemed.................................           (7,786)           (7,439)
                                                   ---------------   ---------------
  Net Increase (Decrease)........................            1,284               454
                                                   ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/BlackRock
                                                          International Value
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,280,675    $    4,412,602
  Net realized gain (loss) on investments........       21,522,769       195,606,209
  Change in unrealized appreciation
    (depreciation) of investments................     (506,344,124)     (106,862,733)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (478,540,680)       93,156,078
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       73,740,015       155,163,691
    Transfers between funds including
      guaranteed interest account, net...........      (81,316,769)      (56,367,362)
    Transfers for contract benefits and
      terminations...............................      (57,703,962)      (96,742,546)
    Contract maintenance charges.................       (8,272,098)       (8,208,358)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (73,552,814)       (6,154,575)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (299,000)          (11,093)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (552,392,494)       86,990,410
Net Assets -- Beginning of Period................    1,145,280,502     1,058,290,092
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   592,888,008    $1,145,280,502
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,597            11,109
  Units Redeemed.................................          (10,323)          (10,574)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (3,726)              535
                                                   ===============    ==============

                                                         EQ/Boston Advisors                   EQ/Calvert
                                                            Equity Income                Socially Responsible
                                                  --------------------------------- -------------------------------
                                                        2008             2007             2008            2007
                                                  ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   1,709,506    $     713,731    $     (596,506)  $   (734,440)
  Net realized gain (loss) on investments........     (5,007,006)      21,233,183          (675,783)     5,867,834
  Change in unrealized appreciation
    (depreciation) of investments................    (66,805,964)     (17,465,104)      (28,608,826)       563,148
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................    (70,103,464)       4,481,810       (29,881,115)     5,696,542
                                                   -------------    -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,954,321       27,799,851         5,781,713      7,527,710
    Transfers between funds including
      guaranteed interest account, net...........     10,982,143      (13,773,073)        1,659,449     (1,468,329)
    Transfers for contract benefits and
      terminations...............................     (9,708,716)     (12,782,293)       (3,334,442)    (3,062,301)
    Contract maintenance charges.................     (1,874,063)      (1,725,812)         (526,541)      (460,495)
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     25,353,685         (481,327)        3,580,179      2,536,585
                                                   -------------    -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (127,317)              --           (31,001)            --
                                                   -------------    -------------    --------------   ------------
Increase (Decrease) in Net Assets................    (44,877,096)       4,000,483       (26,331,937)     8,233,127
Net Assets -- Beginning of Period................    202,348,213      198,347,730        62,426,361     54,193,234
                                                   -------------    -------------    --------------   ------------
Net Assets -- End of Period......................  $ 157,471,117    $ 202,348,213    $   36,094,424   $ 62,426,361
                                                   =============    =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         15,282            9,080             1,822          1,667
  Units Redeemed.................................         (7,368)          (7,729)           (1,489)        (1,494)
                                                   -------------    -------------    --------------   ------------
  Net Increase (Decrease)........................          7,914            1,351               333            173
                                                   =============    =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital
                                                           Guardian Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,829,881)  $  (6,227,880)
  Net realized gain (loss) on investments........       (3,137,954)      9,479,341
  Change in unrealized appreciation
    (depreciation) of investments................     (175,765,854)     10,004,790
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (183,733,689)     13,256,251
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       36,011,938      81,287,806
    Transfers between funds including
      guaranteed interest account, net...........          272,383       6,319,263
    Transfers for contract benefits and
      terminations...............................      (24,908,574)    (38,489,374)
    Contract maintenance charges.................       (3,683,428)     (2,813,497)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        7,692,319      46,304,198
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (314,998)         (2,386)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (176,356,368)     59,558,063
Net Assets -- Beginning of Period................      440,295,587     380,737,524
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   263,939,219   $ 440,295,587
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,098           9,528
  Units Redeemed.................................           (5,209)         (5,733)
                                                   ---------------   -------------
  Net Increase (Decrease)........................              889           3,795
                                                   ===============   =============

                                                               EQ/Capital                     EQ/Caywood-Scholl
                                                         Guardian Research (c)                 High Yield Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,249,033)   $   (2,078,747)   $   9,286,531    $  7,563,864
  Net realized gain (loss) on investments........       34,860,177        93,236,134       (7,485,659)        280,475
  Change in unrealized appreciation
    (depreciation) of investments................     (581,110,378)     (150,182,401)     (33,083,367)     (6,865,010)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (552,499,234)      (59,025,014)     (31,282,495)        979,329
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       25,369,585        48,042,371       19,055,687      36,618,753
    Transfers between funds including
      guaranteed interest account, net...........     (105,957,845)      892,249,902        8,958,467      10,435,491
    Transfers for contract benefits and
      terminations...............................      (95,335,590)     (114,835,109)      (6,967,960)     (6,909,561)
    Contract maintenance charges.................      (11,096,916)       (8,780,504)      (1,509,637)       (993,955)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (187,020,766)      816,676,660       19,536,557      39,150,728
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (58,999)          161,583            2,999             (42)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (739,578,999)      757,813,229      (11,742,939)     40,130,015
Net Assets -- Beginning of Period................    1,497,371,182       739,557,953      143,504,892     103,374,877
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   757,792,183    $1,497,371,182    $ 131,761,953    $143,504,892
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,925            74,931            9,764           9,466
  Units Redeemed.................................          (19,878)          (17,915)          (7,025)         (3,785)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................          (16,953)           57,016            2,739           5,681
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Davis
                                                           New York Venture
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (2,474,216)   $ (1,601,399)
  Net realized gain (loss) on investments........      (11,064,766)      3,108,761
  Change in unrealized appreciation
    (depreciation) of investments................     (130,689,555)     (1,538,345)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (144,228,537)        (30,983)
                                                   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       75,415,343     135,833,888
    Transfers between funds including
      guaranteed interest account, net...........       51,212,766      85,354,705
    Transfers for contract benefits and
      terminations...............................      (10,623,100)     (7,097,003)
    Contract maintenance charges.................       (3,106,524)       (941,691)
                                                   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      112,898,485     213,149,899
                                                   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,180,596)            (39)
                                                   ---------------    ------------
Increase (Decrease) in Net Assets................      (34,510,648)    213,118,877
Net Assets -- Beginning of Period................      277,420,617      64,301,740
                                                   ---------------    ------------
Net Assets -- End of Period......................  $   242,909,969    $277,420,617
                                                   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,626          21,573
  Units Redeemed.................................           (5,762)         (2,471)
                                                   ---------------    ------------
  Net Increase (Decrease)........................           11,864          19,102
                                                   ===============    ============

                                                                                                 EQ/Evergreen
                                                          EQ/Equity 500 Index                 International Bond
                                                  ------------------------------------ --------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     3,267,677    $   (2,430,789)   $  65,495,492    $  2,476,493
  Net realized gain (loss) on investments........       13,446,841       115,413,902        7,956,127       1,619,880
  Change in unrealized appreciation
    (depreciation) of investments................     (588,331,784)      (55,926,961)     (67,209,876)      5,870,675
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (571,617,266)       57,056,152        6,241,743       9,967,048
                                                   ---------------    --------------    -------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       68,657,789       117,566,722       73,793,425      42,372,676
    Transfers between funds including
      guaranteed interest account, net...........      (44,788,116)      (71,345,475)     162,751,963      68,191,027
    Transfers for contract benefits and
      terminations...............................     (104,782,497)     (155,335,344)     (20,102,077)     (5,474,549)
    Contract maintenance charges.................      (11,655,065)      (11,768,154)      (3,679,230)       (848,078)
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (92,567,889)     (120,882,251)     212,764,081     104,241,076
                                                   ---------------    --------------    -------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (380,000)          (49,140)      (5,766,813)            (17)
                                                   ---------------    --------------    -------------    ------------
Increase (Decrease) in Net Assets................     (664,565,155)      (63,875,239)     213,239,011     114,208,107
Net Assets -- Beginning of Period................    1,577,342,213     1,641,217,452      200,080,105      85,871,998
                                                   ---------------    --------------    -------------    ------------
Net Assets -- End of Period......................  $   912,777,058    $1,577,342,213    $ 413,319,116    $200,080,105
                                                   ===============    ==============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,494            10,400           34,200          12,715
  Units Redeemed.................................          (12,666)          (12,689)         (15,567)         (2,657)
                                                   ---------------    --------------    -------------    ------------
  Net Increase (Decrease)........................           (2,172)           (2,289)          18,633          10,058
                                                   ===============    ==============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Evergreen Omega
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,287,298)   $  (2,229,322)
  Net realized gain (loss) on investments........     (4,442,278)      14,531,813
  Change in unrealized appreciation
    (depreciation) of investments................    (45,017,948)        (317,278)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (50,747,524)      11,985,213
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     10,409,823       18,111,345
    Transfers between funds including
      guaranteed interest account, net...........      5,139,584       18,096,362
    Transfers for contract benefits and
      terminations...............................    (10,628,166)     (12,051,857)
    Contract maintenance charges.................     (1,701,654)      (1,313,436)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      3,219,587       22,842,414
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (12,300)            (422)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (47,540,237)      34,827,205
Net Assets -- Beginning of Period................    176,544,619      141,717,414
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 129,004,382    $ 176,544,619
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,380            6,147
  Units Redeemed.................................         (6,001)          (4,521)
                                                   -------------    -------------
  Net Increase (Decrease)........................            379            1,626
                                                   =============    =============

                                                                                               EQ/Franklin
                                                          EQ/Franklin Income                 Small Cap Value
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    26,339,942   $  11,493,316    $     (282,146)  $   (493,776)
  Net realized gain (loss) on investments........      (25,473,569)      5,513,796        (8,686,880)       891,688
  Change in unrealized appreciation
    (depreciation) of investments................     (210,034,118)    (27,348,192)      (21,900,745)    (8,707,855)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (209,167,745)    (10,341,080)      (30,869,771)    (8,309,943)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       76,510,415     237,227,754        21,810,440     42,643,971
    Transfers between funds including
      guaranteed interest account, net...........       (8,634,358)    270,963,723        29,154,742      9,535,218
    Transfers for contract benefits and
      terminations...............................      (28,787,766)    (26,252,919)       (3,083,154)    (1,661,701)
    Contract maintenance charges.................       (6,278,297)     (2,650,387)         (794,269)      (266,104)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       32,809,994     479,288,171        47,087,759     50,251,384
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,000,828)            (79)       (2,911,325)            --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (179,358,579)    468,947,012        13,306,663     41,941,441
Net Assets -- Beginning of Period................      605,070,868     136,123,856        61,224,375     19,282,934
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   425,712,289   $ 605,070,868    $   74,531,038   $ 61,224,375
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           17,101          51,409            10,493          6,927
  Units Redeemed.................................          (14,077)         (6,727)           (4,820)        (2,424)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................            3,024          44,682             5,673          4,503
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Franklin Templeton
                                                        Founding Strategy (a)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    35,966,558   $   7,140,840
  Net realized gain (loss) on investments........      (26,485,382)       (994,457)
  Change in unrealized appreciation
    (depreciation) of investments................     (501,379,956)    (26,905,825)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (491,898,780)    (20,759,442)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      520,219,218     573,405,440
    Transfers between funds including
      guaranteed interest account, net...........      223,763,310     249,266,273
    Transfers for contract benefits and
      terminations...............................      (39,830,059)     (8,095,879)
    Contract maintenance charges.................       (9,501,659)       (603,954)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      694,650,810     813,971,880
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (42,839)        199,999
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      202,709,191     793,412,437
Net Assets -- Beginning of Period................      793,412,437               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   996,121,628   $ 793,412,437
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           94,300          85,911
  Units Redeemed.................................           (9,168)         (2,460)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           85,132          83,451
                                                   ===============   =============

                                                              EQ/GAMCO                           EQ/GAMCO
                                                      Mergers and Acquisitions             Small Company Value
                                                  --------------------------------- ----------------------------------
                                                        2008             2007              2008             2007
                                                  ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,223,527)    $   (834,621)   $    (3,884,593)  $  (3,716,987)
  Net realized gain (loss) on investments........      1,037,676        7,456,848          6,189,537      28,644,152
  Change in unrealized appreciation
    (depreciation) of investments................    (20,056,018)      (5,768,786)      (172,866,113)     (6,392,804)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................    (20,241,869)         853,441       (170,561,169)     18,534,361
                                                   -------------     ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     16,641,524       34,611,090         87,585,184     135,160,984
    Transfers between funds including
      guaranteed interest account, net...........    (10,708,187)      15,605,530         28,597,473      94,223,934
    Transfers for contract benefits and
      terminations...............................     (5,144,520)      (4,804,492)       (18,342,653)    (18,318,916)
    Contract maintenance charges.................     (1,465,331)        (933,725)        (5,098,441)     (2,975,379)
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (676,514)      44,478,403         92,741,563     208,090,623
                                                   -------------     ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (33,346)          99,989            (45,511)         99,996
                                                   -------------     ------------    ---------------   -------------
Increase (Decrease) in Net Assets................    (20,951,729)      45,431,833        (77,865,117)    226,724,980
Net Assets -- Beginning of Period................    131,969,742       86,537,909        470,581,831     243,856,851
                                                   -------------     ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 111,018,013     $131,969,742    $   392,716,714   $ 470,581,831
                                                   =============     ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          3,900            5,603              6,224           9,458
  Units Redeemed.................................         (3,992)          (1,892)            (3,104)         (2,753)
                                                   -------------     ------------    ---------------   -------------
  Net Increase (Decrease)........................            (92)           3,711              3,120           6,705
                                                   =============     ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/International
                                                               Core PLUS
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $        93,764    $  (11,099,081)
  Net realized gain (loss) on investments........       23,751,257       281,548,796
  Change in unrealized appreciation
    (depreciation) of investments................     (488,516,584)     (143,168,641)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (464,671,563)      127,281,074
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       53,379,072        82,354,390
    Transfers between funds including
      guaranteed interest account, net...........        9,893,762       (75,301,686)
    Transfers for contract benefits and
      terminations...............................      (59,946,839)      (75,816,636)
    Contract maintenance charges.................       (8,694,364)       (8,118,467)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (5,368,369)      (76,882,399)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (7,110)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (470,039,932)       50,391,565
Net Assets -- Beginning of Period................    1,024,362,413       973,970,848
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   554,322,481    $1,024,362,413
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,626             8,052
  Units Redeemed.................................          (11,142)          (13,162)
                                                   ---------------    --------------
  Net Increase (Decrease)........................             (516)           (5,110)
                                                   ===============    ==============

                                                      EQ/International ETF          EQ/International Growth
                                                  ---------------------------- ----------------------------------
                                                        2008          2007            2008             2007
                                                  --------------- ------------ ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     152,463   $   60,919   $    (1,175,603)   $ (1,187,347)
  Net realized gain (loss) on investments........       (319,534)      20,344        (9,610,248)     18,033,828
  Change in unrealized appreciation
    (depreciation) of investments................     (1,432,902)     279,135      (105,847,924)        326,276
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (1,599,973)     360,398      (116,633,775)     17,172,757
                                                   -------------   ----------   ---------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --        44,238,330      65,008,893
    Transfers between funds including
      guaranteed interest account, net...........             --           --        14,441,973      80,380,411
    Transfers for contract benefits and
      terminations...............................             --           --        (9,281,621)     (7,522,680)
    Contract maintenance charges.................             --           --        (2,559,727)     (1,136,646)
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --        46,838,955     136,729,978
                                                   -------------   ----------   ---------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (500,000)          --           103,999             (17)
                                                   -------------   ----------   ---------------    ------------
Increase (Decrease) in Net Assets................     (2,099,973)     360,398       (69,690,821)    153,902,718
Net Assets -- Beginning of Period................      3,703,857    3,343,459       237,738,956      83,836,238
                                                   -------------   ----------   ---------------    ------------
Net Assets -- End of Period......................  $   1,603,884   $3,703,857   $   168,048,135    $237,738,956
                                                   =============   ==========   ===============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --            11,798          14,739
  Units Redeemed.................................             --           --            (7,568)         (4,434)
                                                   -------------   ----------   ---------------    ------------
  Net Increase (Decrease)........................             --           --             4,230          10,305
                                                   =============   ==========   ===============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/JPMorgan
                                                               Core Bond
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    28,459,286    $   36,992,085
  Net realized gain (loss) on investments........      (33,827,360)       (1,384,245)
  Change in unrealized appreciation
    (depreciation) of investments................     (114,440,875)      (15,337,364)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (119,808,949)       20,270,476
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       42,075,735       111,814,271
    Transfers between funds including
      guaranteed interest account, net...........     (172,293,479)       12,407,294
    Transfers for contract benefits and
      terminations...............................      (97,989,775)     (125,039,236)
    Contract maintenance charges.................      (10,044,167)       (9,052,018)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (238,251,686)       (9,869,689)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (76,301)          (15,725)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (358,136,936)       10,385,062
Net Assets -- Beginning of Period................    1,271,481,983     1,261,096,921
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   913,345,047    $1,271,481,983
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,426            15,903
  Units Redeemed.................................          (25,935)          (15,097)
                                                   ---------------    --------------
  Net Increase (Decrease)........................          (19,509)              806
                                                   ===============    ==============

                                                              EQ/JPMorgan                        EQ/Large Cap
                                                          Value Opportunities                     Core PLUS
                                                  ----------------------------------- ----------------------------------
                                                         2008              2007              2008             2007
                                                  ----------------- ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,064,921   $      (594,482)  $    (2,128,351)  $    (934,831)
  Net realized gain (loss) on investments........      (16,710,861)       94,004,642        (8,730,231)     67,447,660
  Change in unrealized appreciation
    (depreciation) of investments................     (141,195,370)     (103,900,210)      (75,404,584)    (59,398,695)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (156,841,310)      (10,490,050)      (86,263,166)      7,114,134
                                                   ---------------   ---------------   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       10,736,796        33,789,166         5,525,159      10,302,391
    Transfers between funds including
      guaranteed interest account, net...........      (25,761,728)      (30,654,913)      (10,481,074)    (19,399,231)
    Transfers for contract benefits and
      terminations...............................      (35,229,962)      (63,195,761)      (21,858,504)    (39,046,480)
    Contract maintenance charges.................       (2,218,023)       (2,543,075)       (1,432,614)     (1,590,512)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (52,472,917)      (62,604,583)      (28,247,033)    (49,733,832)
                                                   ---------------   ---------------   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (266,998)           (4,955)               --         (14,102)
                                                   ---------------   ---------------   ---------------   -------------
Increase (Decrease) in Net Assets................     (209,581,225)      (73,099,588)     (114,510,199)    (42,633,800)
Net Assets -- Beginning of Period................      420,150,483       493,250,071       243,870,504     286,504,304
                                                   ---------------   ---------------   ---------------   -------------
Net Assets -- End of Period......................  $   210,569,258   $   420,150,483   $   129,360,305   $ 243,870,504
                                                   ===============   ===============   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            1,967             4,550             1,617           1,691
  Units Redeemed.................................           (6,183)           (8,344)           (4,811)         (6,258)
                                                   ---------------   ---------------   ---------------   -------------
  Net Increase (Decrease)........................           (4,216)           (3,794)           (3,194)         (4,567)
                                                   ===============   ===============   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Large Cap
                                                             Growth Index
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,384,494)  $  (5,772,220)
  Net realized gain (loss) on investments........         (753,175)      3,398,259
  Change in unrealized appreciation
    (depreciation) of investments................     (145,142,612)     47,055,787
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (150,280,281)     44,681,826
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       24,221,650      37,810,987
    Transfers between funds including
      guaranteed interest account, net...........       (6,728,431)     (9,593,154)
    Transfers for contract benefits and
      terminations...............................      (29,710,764)    (43,777,926)
    Contract maintenance charges.................       (2,752,474)     (2,371,345)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (14,970,019)    (17,931,438)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,000         (11,979)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (165,233,300)     26,738,409
Net Assets -- Beginning of Period................      411,165,560     384,427,151
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   245,932,260   $ 411,165,560
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            6,807           6,563
  Units Redeemed.................................          (10,140)        (10,357)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (3,333)         (3,794)
                                                   ===============   =============

                                                             EQ/Large Cap                       EQ/Large Cap
                                                             Growth PLUS                        Value Index
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,847,420)  $  (3,115,637)   $      (173,543)  $  (2,845,557)
  Net realized gain (loss) on investments........        3,819,000      14,111,167        (14,982,245)      6,960,177
  Change in unrealized appreciation
    (depreciation) of investments................     (134,073,469)     25,048,213        (88,532,502)    (18,747,929)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (134,101,889)     36,043,743       (103,688,290)    (14,633,309)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,776,388      29,398,855         14,398,302      40,646,668
    Transfers between funds including
      guaranteed interest account, net...........      (34,904,608)     63,462,388         (9,927,410)    (12,553,838)
    Transfers for contract benefits and
      terminations...............................      (22,544,757)    (33,664,941)        (6,397,649)     (8,727,650)
    Contract maintenance charges.................       (2,362,155)     (1,660,190)        (1,535,834)     (1,637,542)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (36,035,132)     57,536,112         (3,462,591)     17,727,638
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (226,500)         (6,023)                --             (15)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (170,363,521)     93,573,832       (107,150,881)      3,094,314
Net Assets -- Beginning of Period................      363,588,305     270,014,473        183,660,886     180,566,572
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   193,224,784   $ 363,588,305    $    76,510,005   $ 183,660,886
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,289           8,416              4,886           4,986
  Units Redeemed.................................           (8,073)         (4,572)            (5,297)         (3,408)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (2,784)          3,844               (411)          1,578
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Large Cap
                                                              Value PLUS (g)
                                                  --------------------------------------
                                                          2008               2007
                                                  ------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      23,923,165    $    3,190,690
  Net realized gain (loss) on investments........        (33,805,389)      295,176,429
  Change in unrealized appreciation
    (depreciation) of investments................       (936,768,121)     (444,902,189)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    operations...................................       (946,650,345)     (146,535,070)
                                                   -----------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........         55,111,908       170,996,564
    Transfers between funds including
      guaranteed interest account, net...........       (196,962,458)      676,449,939
    Transfers for contract benefits and
      terminations...............................       (129,154,256)     (184,807,241)
    Contract maintenance charges.................        (17,490,591)      (16,755,326)
                                                   -----------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (288,495,397)      645,883,936
                                                   -----------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             64,001            (8,009)
                                                   -----------------    --------------
Increase (Decrease) in Net Assets................     (1,235,081,741)      499,340,857
Net Assets -- Beginning of Period................      2,350,077,348     1,850,736,491
                                                   -----------------    --------------
Net Assets -- End of Period......................  $   1,114,995,607    $2,350,077,348
                                                   =================    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................              5,339            63,216
  Units Redeemed.................................            (27,652)          (23,204)
                                                   -----------------    --------------
  Net Increase (Decrease)........................            (22,313)           40,012
                                                   =================    ==============

                                                                                             EQ/Lord Abbett
                                                          EQ/Long Term Bond                 Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $  5,363,057     $  2,933,011    $       83,982   $    (501,314)
  Net realized gain (loss) on investments........        466,465         (530,683)       (3,353,099)     12,151,925
  Change in unrealized appreciation
    (depreciation) of investments................        557,676        3,827,867       (52,452,677)     (8,920,319)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      6,387,198        6,230,195       (55,721,794)      2,730,292
                                                    ------------     ------------    --------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     13,144,485       19,023,154        14,924,350      30,910,383
    Transfers between funds including
      guaranteed interest account, net...........     10,868,505       12,350,753        (5,583,383)     (9,982,533)
    Transfers for contract benefits and
      terminations...............................     (7,297,430)      (5,506,029)       (6,293,266)    (10,470,126)
    Contract maintenance charges.................     (1,183,131)        (747,250)       (1,322,119)     (1,167,373)
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     15,532,429       25,120,628         1,725,582       9,290,351
                                                    ------------     ------------    --------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (34,509)              --        (3,650,654)             --
                                                    ------------     ------------    --------------   -------------
Increase (Decrease) in Net Assets................     21,885,118       31,350,823       (57,646,866)     12,020,643
Net Assets -- Beginning of Period................    114,656,454       83,305,631       151,193,748     139,173,105
                                                    ------------     ------------    --------------   -------------
Net Assets -- End of Period......................   $136,541,572     $114,656,454    $   93,546,882   $ 151,193,748
                                                    ============     ============    ==============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          8,936            7,557             2,682           4,513
  Units Redeemed.................................         (6,924)          (4,873)           (2,490)         (3,769)
                                                    ------------     ------------    --------------   -------------
  Net Increase (Decrease)........................          2,012            2,684               192             744
                                                    ============     ============    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Lord Abbett                    EQ/Lord Abbett
                                                           Large Cap Core                    Mid Cap Value
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (262,527)  $   (403,400)   $        69,833   $  (2,672,202)
  Net realized gain (loss) on investments........      (3,275,849)     5,496,227         (6,264,778)     31,557,447
  Change in unrealized appreciation
    (depreciation) of investments................     (30,541,689)       212,541       (117,086,130)    (37,151,529)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (34,080,065)     5,305,368       (123,281,075)     (8,266,284)
                                                   --------------   ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      13,537,401     16,067,399         30,853,855      80,614,716
    Transfers between funds including
      guaranteed interest account, net...........      31,639,977     11,520,031         (1,595,975)     24,758,315
    Transfers for contract benefits and
      terminations...............................      (4,269,182)    (3,527,075)       (10,866,745)    (12,908,381)
    Contract maintenance charges.................      (1,052,344)      (508,010)        (2,884,939)     (2,273,152)
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      39,855,852     23,552,345         15,506,196      90,191,498
                                                   --------------   ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (2,574,002)            --         (3,319,727)             --
                                                   --------------   ------------    ---------------   -------------
Increase (Decrease) in Net Assets................       3,201,785     28,857,713       (111,094,606)     81,925,214
Net Assets -- Beginning of Period................      82,042,363     53,184,650        301,405,216     219,480,002
                                                   --------------   ------------    ---------------   -------------
Net Assets -- End of Period......................  $   85,244,148   $ 82,042,363    $   190,310,610   $ 301,405,216
                                                   ==============   ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           7,001          3,381              6,109          12,288
  Units Redeemed.................................          (3,312)        (1,505)            (4,604)         (5,438)
                                                   --------------   ------------    ---------------   -------------
  Net Increase (Decrease)........................           3,689          1,876              1,505           6,850
                                                   ==============   ============    ===============   =============

                                                            EQ/Marsico Focus
                                                  ------------------------------------
                                                         2008               2007
                                                  ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................   $   (8,227,112)   $  (22,776,187)
  Net realized gain (loss) on investments........       39,820,399       236,799,514
  Change in unrealized appreciation
    (depreciation) of investments................     (832,575,684)       (7,038,803)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (800,982,397)      206,984,524
                                                    --------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      168,142,262       230,174,261
    Transfers between funds including
      guaranteed interest account, net...........      (23,278,056)      (31,417,755)
    Transfers for contract benefits and
      terminations...............................      (92,517,279)     (126,245,484)
    Contract maintenance charges.................      (17,082,652)      (14,839,784)
                                                    --------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       35,264,275        57,671,238
                                                    --------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (487,000)           (7,221)
                                                    --------------    --------------
Increase (Decrease) in Net Assets................     (766,205,122)      264,648,541
Net Assets -- Beginning of Period................    1,909,859,842     1,645,211,301
                                                    --------------    --------------
Net Assets -- End of Period......................   $1,143,654,720    $1,909,859,842
                                                    ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           18,185            18,999
  Units Redeemed.................................          (15,258)          (14,270)
                                                    --------------    --------------
  Net Increase (Decrease)........................            2,927             4,729
                                                    ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Mid Cap
                                                                 Index
                                                  ------------------------------------
                                                         2008              2007
                                                  ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,537,675)   $  (15,351,363)
  Net realized gain (loss) on investments........      (24,256,556)      177,355,115
  Change in unrealized appreciation
    (depreciation) of investments................     (472,975,556)      (99,558,417)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    operations...................................     (501,769,787)       62,445,335
                                                   ---------------    --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       59,080,324       115,889,468
    Transfers between funds including
      guaranteed interest account, net...........      (32,303,620)      (43,777,381)
    Transfers for contract benefits and
      terminations...............................      (51,574,835)      (79,876,311)
    Contract maintenance charges.................       (8,240,422)       (8,555,184)
                                                   ---------------    --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (33,038,553)      (16,319,408)
                                                   ---------------    --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....               --            (5,275)
                                                   ---------------    --------------
Increase (Decrease) in Net Assets................     (534,808,340)       46,120,652
Net Assets -- Beginning of Period................    1,035,825,077       989,704,425
                                                   ---------------    --------------
Net Assets -- End of Period......................  $   501,016,737    $1,035,825,077
                                                   ===============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            8,705            10,091
  Units Redeemed.................................          (11,260)          (11,835)
                                                   ---------------    --------------
  Net Increase (Decrease)........................           (2,555)           (1,744)
                                                   ===============    ==============

                                                              EQ/Mid Cap
                                                              Value PLUS                        EQ/Money Market
                                                  ----------------------------------- ------------------------------------
                                                         2008              2007              2008               2007
                                                  ----------------- ----------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $      (382,625)  $    (4,610,290)   $    5,303,985    $    23,246,551
  Net realized gain (loss) on investments........      (79,877,282)      260,539,525           (71,662)          (211,185)
  Change in unrealized appreciation
    (depreciation) of investments................     (212,234,558)     (277,118,388)          (62,631)           222,973
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    operations...................................     (292,494,465)      (21,189,153)        5,169,692         23,258,339
                                                   ---------------   ---------------    --------------    ---------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       17,465,982        72,453,587       737,101.790        459,390,401
    Transfers between funds including
      guaranteed interest account, net...........      (86,089,191)     (105,491,837)      301,263,885        256,278,645
    Transfers for contract benefits and
      terminations...............................      (44,393,137)      (75,035,606)     (392,439,992)      (495,059,766)
    Contract maintenance charges.................       (6,313,342)       (7,592,654)       (8,372,217)        (5,120,378)
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (119,329,688)     (115,666,510)      637,553,466        215,488,902
                                                   ---------------   ---------------    --------------    ---------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (122,000)           (6,127)         (270,893)            14,278
                                                   ---------------   ---------------    --------------    ---------------
Increase (Decrease) in Net Assets................     (411,946,153)     (136,861,790)      642,452,265        238,761,519
Net Assets -- Beginning of Period................      812,009,443       948,871,233       851,522,707        612,761,188
                                                   ---------------   ---------------    --------------    ---------------
Net Assets -- End of Period......................  $   400,063,290   $   812,009,443    $1,493,974,972    $   851,522,707
                                                   ===============   ===============    ==============    ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,829             5,715           101,142             73,489
  Units Redeemed.................................          (11,484)          (12,143)          (55,686)           (61,353)
                                                   ---------------   ---------------    --------------    ---------------
  Net Increase (Decrease)........................           (8,655)           (6,428)           45,456             12,136
                                                   ===============   ===============    ==============    ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Montag & Caldwell
                                                               Growth
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,730,976)    $   (510,000)
  Net realized gain (loss) on investments........     (6,065,466)       1,724,061
  Change in unrealized appreciation
    (depreciation) of investments................    (53,756,587)       5,944,169
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    operations...................................    (61,553,029)       7,158,230
                                                   -------------     ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     28,840,231       11,709,118
    Transfers between funds including
      guaranteed interest account, net...........     84,271,697       55,312,746
    Transfers for contract benefits and
      terminations...............................     (6,620,843)      (3,261,364)
    Contract maintenance charges.................     (1,581,869)        (373,381)
                                                   -------------     ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    104,909,216       63,387,119
                                                   -------------     ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (138,933)              --
                                                   -------------     ------------
Increase (Decrease) in Net Assets................     43,217,254       70,545,349
Net Assets -- Beginning of Period................    100,681,466       30,136,117
                                                   -------------     ------------
Net Assets -- End of Period......................  $ 143,898,720     $100,681,466
                                                   =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         39,334           14,727
  Units Redeemed.................................        (14,430)          (2,510)
                                                   -------------     ------------
  Net Increase (Decrease)........................         24,904           12,217
                                                   =============     ============

                                                                                              EQ/Oppenheimer
                                                           EQ/Mutual Shares                       Global
                                                  ---------------------------------- ---------------------------------
                                                         2008             2007             2008             2007
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     6,293,951   $  (4,133,571)   $     (171,937)   $   (670,358)
  Net realized gain (loss) on investments........      (17,044,008)      3,865,724       (10,852,762)      2,120,164
  Change in unrealized appreciation
    (depreciation) of investments................     (126,766,530)     (9,039,783)      (51,264,819)     (1,198,545)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    operations...................................     (137,516,587)     (9,307,630)      (62,289,518)        251,261
                                                   ---------------   -------------    --------------    ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       37,815,910     169,234,897        27,145,149      56,803,015
    Transfers between funds including
      guaranteed interest account, net...........      (35,013,356)    123,656,655        16,514,971      37,905,119
    Transfers for contract benefits and
      terminations...............................      (11,816,877)    (12,293,363)       (4,909,832)     (2,231,694)
    Contract maintenance charges.................       (3,499,476)     (1,626,668)       (1,293,315)       (313,754)
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,513,799)    278,971,521        37,456,973      92,162,686
                                                   ---------------   -------------    --------------    ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....      (18,384,000)            (43)       (6,490,003)            (16)
                                                   ---------------   -------------    --------------    ------------
Increase (Decrease) in Net Assets................     (168,414,386)    269,663,848       (31,322,548)     92,413,931
Net Assets -- Beginning of Period................      373,766,283     104,102,435       120,697,952      28,284,021
                                                   ---------------   -------------    --------------    ------------
Net Assets -- End of Period......................  $   205,351,897   $ 373,766,283    $   89,375,404    $120,697,952
                                                   ===============   =============    ==============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            7,703          30,452             7,529           8,995
  Units Redeemed.................................           (9,140)         (5,331)           (3,931)         (1,103)
                                                   ---------------   -------------    --------------    ------------
  Net Increase (Decrease)........................           (1,437)         25,121             3,598           7,892
                                                   ===============   =============    ==============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Oppenheimer                   EQ/Oppenheimer
                                                      Main Street Opportunity           Main Street Small Cap
                                                  -------------------------------- --------------------------------
                                                        2008             2007            2008             2007
                                                  ---------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     (220,210)  $   (163,878)   $     (805,508)  $   (601,043)
  Net realized gain (loss) on investments........      (5,044,440)     2,788,609        (5,946,189)     1,112,009
  Change in unrealized appreciation
    (depreciation) of investments................     (16,088,699)    (2,875,869)      (26,326,303)    (5,108,656)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (21,353,349)      (251,138)      (33,078,000)    (4,597,690)
                                                   --------------   ------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       6,725,792     18,510,013        15,379,062     33,472,851
    Transfers between funds including
      guaranteed interest account, net...........       1,496,217     13,290,476         5,271,746     23,744,238
    Transfers for contract benefits and
      terminations...............................      (1,528,559)    (1,167,130)       (2,047,617)    (1,970,130)
    Contract maintenance charges.................        (382,352)      (150,501)         (676,595)      (213,438)
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       6,311,098     30,482,858        17,926,596     55,033,521
                                                   --------------   ------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (996,499)            --        (1,497,003)            --
                                                   --------------   ------------    --------------   ------------
Increase (Decrease) in Net Assets................     (16,038,750)    30,231,720       (16,648,407)    50,435,831
Net Assets -- Beginning of Period................      49,060,044     18,828,324        71,006,974     20,571,143
                                                   --------------   ------------    --------------   ------------
Net Assets -- End of Period......................  $   33,021,294   $ 49,060,044    $   54,358,567   $ 71,006,974
                                                   ==============   ============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           2,441          3,606             4,009          6,126
  Units Redeemed.................................          (1,788)          (937)           (2,073)        (1,380)
                                                   --------------   ------------    --------------   ------------
  Net Increase (Decrease)........................             653          2,669             1,936          4,746
                                                   ==============   ============    ==============   ============

                                                               EQ/PIMCO
                                                             Real Return
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    13,950,836   $   5,847,847
  Net realized gain (loss) on investments........       55,798,470       3,829,324
  Change in unrealized appreciation
    (depreciation) of investments................     (139,568,977)     28,562,465
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................      (69,819,671)     38,239,636
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      141,377,956      79,109,648
    Transfers between funds including
      guaranteed interest account, net...........      420,851,015      88,930,409
    Transfers for contract benefits and
      terminations...............................      (52,885,920)    (20,859,358)
    Contract maintenance charges.................       (8,645,672)     (2,950,283)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      500,697,379     144,230,416
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           48,998          99,653
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................      430,926,706     182,569,705
Net Assets -- Beginning of Period................      486,950,498     304,380,793
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   917,877,204   $ 486,950,498
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           78,030          25,813
  Units Redeemed.................................          (32,285)        (11,343)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           45,745          14,470
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Quality
                                                              Bond PLUS
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  13,394,151    $  13,408,270
  Net realized gain (loss) on investments........     (7,378,896)      (1,983,580)
  Change in unrealized appreciation
    (depreciation) of investments................    (36,321,748)         122,499
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (30,306,493)      11,547,189
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     29,785,877       39,166,371
    Transfers between funds including
      guaranteed interest account, net...........    (32,254,968)       9,052,896
    Transfers for contract benefits and
      terminations...............................    (30,268,685)     (35,131,052)
    Contract maintenance charges.................     (3,825,471)      (3,103,980)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (36,563,247)       9,984,235
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         27,469          135,459
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (66,842,271)      21,666,883
Net Assets -- Beginning of Period................    393,129,672      371,462,789
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 326,287,401    $ 393,129,672
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          6,787            7,550
  Units Redeemed.................................         (9,265)          (6,206)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (2,478)           1,344
                                                   =============    =============

                                                              EQ/Short                          EQ/Small
                                                           Duration Bond                     Company Index
                                                  -------------------------------- ----------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- --------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $   6,682,416    $  2,148,882    $    (2,243,783)  $    (785,522)
  Net realized gain (loss) on investments........     (1,147,459)        954,551         18,489,387      57,778,402
  Change in unrealized appreciation
    (depreciation) of investments................    (10,470,086)       (412,042)      (168,643,358)    (71,918,814)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (4,935,129)      2,691,391       (152,397,754)    (14,925,934)
                                                   -------------    ------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     26,888,122      17,276,944         25,484,049      57,163,322
    Transfers between funds including
      guaranteed interest account, net...........     49,540,870       7,351,269         (8,035,308)    (32,828,333)
    Transfers for contract benefits and
      terminations...............................     (9,396,284)     (5,974,974)       (23,331,058)    (36,399,028)
    Contract maintenance charges.................     (1,095,337)       (514,672)        (3,832,287)     (3,782,262)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     65,937,371      18,138,567         (9,714,604)    (15,846,301)
                                                   -------------    ------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....             168          80,116            (13,000)         (2,322)
                                                   -------------    ------------    ---------------   -------------
Increase (Decrease) in Net Assets................     61,002,410      20,910,074       (162,125,358)    (30,774,557)
Net Assets -- Beginning of Period................     80,793,118      59,883,044        444,692,315     475,466,872
                                                   -------------    ------------    ---------------   -------------
Net Assets -- End of Period......................  $ 141,795,528    $ 80,793,118    $   282,566,957   $ 444,692,315
                                                   =============    ============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................         12,083           7,585              5,604           5,902
  Units Redeemed.................................         (5,808)         (5,817)            (6,112)         (6,674)
                                                   -------------    ------------    ---------------   -------------
  Net Increase (Decrease)........................          6,275           1,768               (508)           (772)
                                                   =============    ============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/T. Rowe Price
                                                           Growth Stock (d)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,532,364)  $  (2,277,057)
  Net realized gain (loss) on investments........       (1,812,083)     24,486,444
  Change in unrealized appreciation
    (depreciation) of investments................     (120,650,775)    (25,648,683)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (125,995,222)     (3,439,296)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       23,208,023      23,853,471
    Transfers between funds including
      guaranteed interest account, net...........           73,817     236,913,422
    Transfers for contract benefits and
      terminations...............................      (18,802,621)    (16,236,193)
    Contract maintenance charges.................       (2,409,909)     (1,332,712)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        2,069,310     243,197,988
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          123,317          17,686
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (123,802,595)    239,776,378
Net Assets -- Beginning of Period................      291,072,093      51,295,715
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   167,269,498   $ 291,072,093
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,607          16,936
  Units Redeemed.................................           (3,534)         (2,262)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            1,073          14,674
                                                   ===============   =============

                                                         EQ/Templeton Growth            EQ/UBS Growth and Income
                                                  ---------------------------------- -------------------------------
                                                         2008             2007             2008            2007
                                                  ----------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $       121,902   $  (1,911,943)   $     (154,237)  $   (521,621)
  Net realized gain (loss) on investments........      (15,288,794)      3,536,098        (2,709,534)     4,179,584
  Change in unrealized appreciation
    (depreciation) of investments................      (95,839,083)     (7,014,476)      (30,779,777)    (4,590,749)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    operations...................................     (111,005,975)     (5,390,321)      (33,643,548)      (932,786)
                                                   ---------------   -------------    --------------   ------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       26,301,609     135,146,323         6,896,212     20,770,619
    Transfers between funds including
      guaranteed interest account, net...........      (36,421,901)     97,981,466        (5,415,471)      (834,027)
    Transfers for contract benefits and
      terminations...............................       (9,571,998)    (10,373,599)       (3,505,033)    (4,420,849)
    Contract maintenance charges.................       (2,661,067)     (1,272,154)         (759,129)      (678,483)
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (22,353,357)    221,482,036        (2,783,421)    14,837,260
                                                   ---------------   -------------    --------------   ------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,057,741)            (45)               --             --
                                                   ---------------   -------------    --------------   ------------
Increase (Decrease) in Net Assets................     (136,417,073)    216,091,670       (36,426,969)    13,904,474
Net Assets -- Beginning of Period................      286,214,630      70,122,960        84,497,331     70,592,857
                                                   ---------------   -------------    --------------   ------------
Net Assets -- End of Period......................  $   149,797,557   $ 286,214,630    $   48,070,362   $ 84,497,331
                                                   ===============   =============    ==============   ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,750          23,623             5,139          7,374
  Units Redeemed.................................           (8,149)         (3,676)           (5,300)        (3,934)
                                                   ---------------   -------------    --------------   ------------
  Net Increase (Decrease)........................           (2,399)         19,947              (161)         3,440
                                                   ===============   =============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/Van Kampen
                                                        EQ/Van Kampen Comstock             Emerging Markets Equity
                                                  ---------------------------------- ------------------------------------
                                                         2008             2007              2008              2007
                                                  ----------------- ---------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     1,146,291   $     423,457    $  (15,752,805)    $  (19,088,257)
  Net realized gain (loss) on investments........       (6,783,819)     18,648,767        65,154,201        446,664,476
  Change in unrealized appreciation
    (depreciation) of investments................     (103,659,127)    (32,146,462)     (985,591,293)         7,510,616
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    operations...................................     (109,296,655)    (13,074,238)     (936,189,897)       435,086,835
                                                   ---------------   -------------    --------------     --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       22,199,653      69,517,617       174,385,806        239,698,333
    Transfers between funds including
      guaranteed interest account, net...........         (286,039)     (9,510,659)      (86,789,044)        20,394,939
    Transfers for contract benefits and
      terminations...............................      (10,777,798)    (14,799,789)      (70,211,440)       (92,112,067)
    Contract maintenance charges.................       (2,816,201)     (2,425,684)      (12,474,163)       (10,268,253)
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................        8,319,615      42,781,485         4,911,159        157,712,952
                                                   ---------------   -------------    --------------     --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (3,318,600)            (21)          (61,501)            (4,056)
                                                   ---------------   -------------    --------------     --------------
Increase (Decrease) in Net Assets................     (104,295,640)     29,707,226      (931,340,239)       592,795,731
Net Assets -- Beginning of Period................      289,349,061     259,641,835     1,627,458,066      1,034,662,335
                                                   ---------------   -------------    --------------     --------------
Net Assets -- End of Period......................  $   185,053,421   $ 289,349,061    $  696,117,827     $1,627,458,066
                                                   ===============   =============    ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,848           7,869            16,383             20,750
  Units Redeemed.................................           (4,779)         (4,366)          (15,994)           (15,196)
                                                   ---------------   -------------    --------------     --------------
  Net Increase (Decrease)........................            1,069           3,503               389              5,554
                                                   ===============   =============    ==============     ==============

                                                            EQ/Van Kampen
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,334,837)  $  (2,224,184)
  Net realized gain (loss) on investments........      (10,432,354)     21,157,345
  Change in unrealized appreciation
    (depreciation) of investments................     (166,657,947)     11,739,869
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (181,425,138)     30,673,030
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       56,603,270      66,008,687
    Transfers between funds including
      guaranteed interest account, net...........       38,012,249     113,561,380
    Transfers for contract benefits and
      terminations...............................      (13,513,191)    (10,270,623)
    Contract maintenance charges.................       (3,275,653)     (1,551,753)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       77,826,675     167,747,691
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....       (4,880,466)             --
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (108,478,929)    198,420,721
Net Assets -- Beginning of Period................      318,831,613     120,410,892
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   210,352,684   $ 318,831,613
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           12,774          13,520
  Units Redeemed.................................           (7,072)         (2,703)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            5,702          10,817
                                                   ===============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Van Kampen
                                                         Real Estate (b) (f)
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $     4,167,850   $   1,071,250
  Net realized gain (loss) on investments........      (18,424,192)      7,562,359
  Change in unrealized appreciation
    (depreciation) of investments................     (172,012,766)    (53,491,083)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,269,108)    (44,857,474)
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       46,435,201      27,648,694
    Transfers between funds including
      guaranteed interest account, net...........        4,518,438     479,842,930
    Transfers for contract benefits and
      terminations...............................      (20,218,542)     (9,756,305)
    Contract maintenance charges.................       (4,671,321)     (1,620,650)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................       26,063,776     496,114,669
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (253,593)        200,000
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (160,458,925)    451,457,195
Net Assets -- Beginning of Period................      451,457,195               -
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   290,998,270   $ 451,457,195
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           15,583          59,830
  Units Redeemed.................................          (11,694)         (5,355)
                                                   ---------------   -------------
  Net Increase (Decrease)........................            3,889          54,475
                                                   ===============   =============

                                                            Multimanager                      Multimanager
                                                          Aggressive Equity                     Core Bond
                                                  --------------------------------- ---------------------------------
                                                        2008             2007             2008             2007
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,118,102)   $  (1,993,654)   $  23,798,189    $  17,362,876
  Net realized gain (loss) on investments........     (1,624,330)       7,992,369       15,603,058       (4,088,282)
  Change in unrealized appreciation
    (depreciation) of investments................    (58,474,374)       5,935,319      (31,731,111)      17,212,374
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (61,216,806)      11,934,034        7,670,136       30,486,968
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,564,526       15,553,578       41,424,004       37,696,538
    Transfers between funds including
      guaranteed interest account, net...........     (5,793,823)     (17,886,983)      97,217,901       (3,279,239)
    Transfers for contract benefits and
      terminations...............................     (8,692,522)     (13,188,187)     (58,488,580)     (56,661,798)
    Contract maintenance charges.................       (926,538)        (935,087)      (7,142,205)      (5,397,440)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (5,848,357)     (16,456,679)      73,011,120      (27,641,939)
                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (2,000)              --            7,001           (4,366)
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets................    (67,067,163)      (4,522,645)      80,688,257        2,840,663
Net Assets -- Beginning of Period................    134,809,808      139,332,453      654,064,476      651,223,813
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period......................  $  67,742,645    $ 134,809,808    $ 734,752,733    $ 654,064,476
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          1,451            1,437           20,826           12,768
  Units Redeemed.................................         (1,314)          (1,774)         (14,144)         (14,981)
                                                   -------------    -------------    -------------    -------------
  Net Increase (Decrease)........................            137             (337)           6,682           (2,213)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                             Health Care
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (4,239,081)   $  (4,476,018)
  Net realized gain (loss) on investments........     (3,807,436)      32,370,131
  Change in unrealized appreciation
    (depreciation) of investments................    (85,613,153)      (6,588,306)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (93,659,670)      21,305,807
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........     25,550,911       35,569,857
    Transfers between funds including
      guaranteed interest account, net...........      8,327,100       (4,934,070)
    Transfers for contract benefits and
      terminations...............................    (16,493,478)     (19,346,186)
    Contract maintenance charges.................     (3,288,603)      (2,671,786)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     14,095,930        8,617,815
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         19,462           91,984
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (79,544,278)      30,015,606
Net Assets -- Beginning of Period................    320,883,761      290,868,155
                                                   -------------    -------------
Net Assets -- End of Period......................  $ 241,339,483    $ 320,883,761
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          7,357            5,154
  Units Redeemed.................................         (6,349)          (4,577)
                                                   -------------    -------------
  Net Increase (Decrease)........................          1,008              577
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                              High Yield                    International Equity
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    52,758,725   $  53,414,827    $       486,272   $  (4,709,108)
  Net realized gain (loss) on investments........      (38,020,929)         42,690          8,237,064      81,851,913
  Change in unrealized appreciation
    (depreciation) of investments................     (201,076,743)    (38,526,322)      (341,084,511)    (13,590,584)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (186,338,947)     14,931,195       (332,361,175)     63,552,221
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       29,911,093      75,108,248         56,365,595      97,829,235
    Transfers between funds including
      guaranteed interest account, net...........     (119,893,179)    (49,472,822)       (10,558,070)     (3,480,572)
    Transfers for contract benefits and
      terminations...............................      (64,454,973)    (89,853,713)       (31,963,390)    (40,679,469)
    Contract maintenance charges.................       (7,024,175)     (6,997,321)        (5,916,942)     (5,298,150)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (161,461,234)    (71,215,608)         7,927,193      48,371,044
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           78,000         (11,818)            (9,998)         (2,709)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (347,722,181)    (56,296,231)      (324,443,980)    111,920,556
Net Assets -- Beginning of Period................      879,528,892     935,825,123        680,519,809     568,599,253
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   531,806,711   $ 879,528,892    $   356,075,829   $ 680,519,809
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            3,397           7,880              8,713          10,956
  Units Redeemed.................................          (11,958)         (9,385)            (8,554)         (8,462)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (8,561)         (1,505)               159           2,494
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Multimanager
                                                        Large Cap Core Equity
                                                  ---------------------------------
                                                        2008             2007
                                                  ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $  (1,282,817)   $  (1,861,159)
  Net realized gain (loss) on investments........     (3,053,168)      23,483,211
  Change in unrealized appreciation
    (depreciation) of investments................    (63,496,754)     (15,770,813)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    operations...................................    (67,832,739)       5,851,239
                                                   -------------    -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........      9,354,533       16,575,734
    Transfers between funds including
      guaranteed interest account, net...........     (9,332,214)      (3,134,775)
    Transfers for contract benefits and
      terminations...............................    (11,469,633)     (13,817,236)
    Contract maintenance charges.................     (1,476,378)      (1,514,077)
                                                   -------------    -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................    (12,923,692)      (1,890,354)
                                                   -------------    -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....        (20,000)          (1,216)
                                                   -------------    -------------
Increase (Decrease) in Net Assets................    (80,776,431)       3,959,669
Net Assets -- Beginning of Period................    177,349,986      173,390,317
                                                   -------------    -------------
Net Assets -- End of Period......................  $  96,573,555    $ 177,349,986
                                                   =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................          2,988            3,239
  Units Redeemed.................................         (4,180)          (3,458)
                                                   -------------    -------------
  Net Increase (Decrease)........................         (1,192)            (219)
                                                   =============    =============

                                                             Multimanager                       Multimanager
                                                           Large Cap Growth                   Large Cap Value
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,718,749)  $  (4,535,388)   $      (319,364)  $  (2,319,683)
  Net realized gain (loss) on investments........       (9,797,892)     51,853,612        (16,837,588)     96,064,770
  Change in unrealized appreciation
    (depreciation) of investments................     (130,114,572)    (19,182,119)      (209,296,551)    (81,818,072)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (143,631,213)     28,136,105       (226,453,503)     11,927,015
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       16,849,861      25,722,038         49,428,992      66,592,837
    Transfers between funds including
      guaranteed interest account, net...........       (8,336,400)    (11,413,412)       (17,111,832)    (21,646,809)
    Transfers for contract benefits and
      terminations...............................      (17,897,682)    (24,380,314)       (30,886,054)    (46,326,446)
    Contract maintenance charges.................       (2,756,466)     (2,656,640)        (5,157,236)     (5,046,941)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (12,140,687)    (12,728,328)        (3,726,130)     (6,427,359)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           17,799          (1,538)           (22,001)         (2,128)
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (155,754,101)     15,406,239       (230,201,634)      5,497,528
Net Assets -- Beginning of Period................      322,426,053     307,019,814        583,580,991     578,083,463
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   166,671,952   $ 322,426,053    $   353,379,357   $ 583,580,991
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,329           5,643              8,703           8,867
  Units Redeemed.................................           (6,618)         (7,225)            (9,492)         (9,490)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,289)         (1,582)              (789)           (623)
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Mid Cap Growth
                                                  ----------------------------------
                                                         2008             2007
                                                  ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,650,103)  $  (6,127,383)
  Net realized gain (loss) on investments........      (10,437,894)     56,472,196
  Change in unrealized appreciation
    (depreciation) of investments................     (161,055,636)     (9,234,848)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (176,143,633)     41,109,965
                                                   ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       19,078,584      28,099,308
    Transfers between funds including
      guaranteed interest account, net...........      (14,926,472)    (27,419,637)
    Transfers for contract benefits and
      terminations...............................      (22,102,169)    (34,635,321)
    Contract maintenance charges.................       (3,456,566)     (3,654,882)
                                                   ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (21,406,623)    (37,610,532)
                                                   ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           27,430          (2,543)
                                                   ---------------   -------------
Increase (Decrease) in Net Assets................     (197,522,826)      3,496,890
Net Assets -- Beginning of Period................      414,235,593     410,738,703
                                                   ---------------   -------------
Net Assets -- End of Period......................  $   216,712,767   $ 414,235,593
                                                   ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            4,150           3,811
  Units Redeemed.................................           (6,229)         (7,128)
                                                   ---------------   -------------
  Net Increase (Decrease)........................           (2,079)         (3,317)
                                                   ===============   =============

                                                             Multimanager                       Multimanager
                                                            Mid Cap Value                   Small Cap Growth (e)
                                                  ---------------------------------- ----------------------------------
                                                         2008             2007              2008             2007
                                                  ----------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (3,143,018)  $  (6,474,610)   $    (2,723,714)  $  (3,089,072)
  Net realized gain (loss) on investments........      (27,146,095)     39,617,747        (16,613,041)     29,308,643
  Change in unrealized appreciation
    (depreciation) of investments................     (107,537,998)    (36,433,587)       (81,669,836)    (33,439,325)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    operations...................................     (137,827,111)     (3,290,450)      (101,006,591)     (7,219,754)
                                                   ---------------   -------------    ---------------   -------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       20,268,911      39,192,130         19,629,713      30,977,521
    Transfers between funds including
      guaranteed interest account, net...........      (14,425,378)    (42,633,623)       (15,042,379)     84,485,220
    Transfers for contract benefits and
      terminations...............................      (23,248,754)    (34,927,644)        (8,451,130)    (12,954,807)
    Contract maintenance charges.................       (3,408,946)     (3,763,511)        (2,125,982)     (1,809,027)
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in net assets from
    contractowners transactions..................      (20,814,167)    (42,132,648)        (5,989,778)    100,698,907
                                                   ---------------   -------------    ---------------   -------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (39,702)         (2,426)        (3,699,991)      5,351,699
                                                   ---------------   -------------    ---------------   -------------
Increase (Decrease) in Net Assets................     (158,680,980)    (45,425,524)      (110,696,360)     98,830,852
Net Assets -- Beginning of Period................      393,114,656     438,540,180        246,233,562     147,402,710
                                                   ---------------   -------------    ---------------   -------------
Net Assets -- End of Period......................  $   234,433,676   $ 393,114,656    $   135,537,202   $ 246,233,562
                                                   ===============   =============    ===============   =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            5,114           4,292              7,074          21,675
  Units Redeemed.................................           (6,695)         (7,199)            (6,975)        (10,151)
                                                   ---------------   -------------    ---------------   -------------
  Net Increase (Decrease)........................           (1,581)         (2,907)                99          11,524
                                                   ===============   =============    ===============   =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Multimanager
                                                            Small Cap Value
                                                  -----------------------------------
                                                         2008              2007
                                                  ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (6,670,841)  $  (10,432,975)
  Net realized gain (loss) on investments........      (43,863,204)      91,427,573
  Change in unrealized appreciation
    (depreciation) of investments................     (199,190,979)    (174,133,468)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    operations...................................     (249,725,024)     (93,138,870)
                                                   ---------------   --------------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       13,780,041       35,637,468
    Transfers between funds including
      guaranteed interest account, net...........      (69,210,950)    (121,687,075)
    Transfers for contract benefits and
      terminations...............................      (44,406,413)     (81,889,679)
    Contract maintenance charges.................       (5,530,698)      (7,121,145)
                                                   ---------------   --------------
  Net increase (decrease) in net assets from
    contractowners transactions..................     (105,368,020)    (175,060,431)
                                                   ---------------   --------------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....          (89,998)          (4,259)
                                                   ---------------   --------------
Increase (Decrease) in Net Assets................     (355,183,042)    (268,203,560)
Net Assets -- Beginning of Period................      724,153,552      992,357,112
                                                   ---------------   --------------
Net Assets -- End of Period......................  $   368,970,510   $  724,153,552
                                                   ===============   ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................            2,332            2,804
  Units Redeemed.................................          (10,119)         (12,606)
                                                   ---------------   --------------
  Net Increase (Decrease)........................           (7,787)          (9,802)
                                                   ===============   ==============

                                                             Multimanager                    Target 2015
                                                              Technology                      Allocation
                                                  ---------------------------------- ----------------------------
                                                         2008             2007             2008          2007
                                                  ----------------- ---------------- --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    (4,289,714)  $  (4,478,117)   $          --   $   34,195
  Net realized gain (loss) on investments........        4,441,497      25,150,618           45,811       13,099
  Change in unrealized appreciation
    (depreciation) of investments................     (179,730,920)     20,946,945          (86,045)      32,310
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (179,579,137)     41,619,446          (40,234)      79,604
                                                   ---------------   -------------    -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........       35,208,395      39,472,575               --           --
    Transfers between funds including
      guaranteed interest account, net...........      (15,171,707)     49,358,494               --           --
    Transfers for contract benefits and
      terminations...............................      (18,827,762)    (25,270,554)              --           --
    Contract maintenance charges.................       (2,908,072)     (2,320,125)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................       (1,699,146)     61,240,390               --           --
                                                   ---------------   -------------    -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....         (131,500)           (792)      (1,117,965)          --
                                                   ---------------   -------------    -------------   ----------
Increase (Decrease) in Net Assets................     (181,409,783)    102,859,044       (1,158,199)      79,604
Net Assets -- Beginning of Period................      374,178,541     271,319,497        1,158,199    1,078,595
                                                   ---------------   -------------    -------------   ----------
Net Assets -- End of Period......................  $   192,768,758   $ 374,178,541    $          --   $1,158,199
                                                   ===============   =============    =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           10,081          12,042               --           --
  Units Redeemed.................................          (10,616)         (7,924)              --           --
                                                   ---------------   -------------    -------------   ----------
  Net Increase (Decrease)........................             (535)          4,118               --           --
                                                   ===============   =============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Target 2025
                                                           Allocation
                                                  ----------------------------
                                                        2008          2007
                                                  --------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $          --   $   28,857
  Net realized gain (loss) on investments........         54,278       14,417
  Change in unrealized appreciation
    (depreciation) of investments................       (103,585)      38,288
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    operations...................................        (49,307)      81,562
                                                   -------------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........             --           --
    Transfers between funds including
      guaranteed interest account, net...........             --           --
    Transfers for contract benefits and
      terminations...............................             --           --
    Contract maintenance charges.................             --           --
                                                   -------------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................             --           --
                                                   -------------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....     (1,119,147)          --
                                                   -------------   ----------
Increase (Decrease) in Net Assets................     (1,168,454)      81,562
Net Assets -- Beginning of Period................      1,168,454    1,086,892
                                                   -------------   ----------
Net Assets -- End of Period......................  $          --   $1,168,454
                                                   =============   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................             --           --
  Units Redeemed.................................             --           --
                                                   -------------   ----------
  Net Increase (Decrease)........................             --           --
                                                   =============   ==========

                                                         Target 2035                Target 2045
                                                          Allocation                 Allocation
                                                  -------------------------- --------------------------
                                                       2008         2007          2008         2007
                                                  ------------- ------------ ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income (loss)...................  $    24,776   $   25,690   $    21,233   $   21,696
  Net realized gain (loss) on investments........       14,656       11,466        20,734       35,055
  Change in unrealized appreciation
    (depreciation) of investments................     (486,172)      45,236      (532,414)      30,737
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    operations...................................     (446,740)      82,392      (490,447)      87,488
                                                   -----------   ----------   -----------   ----------
Contractowners Transactions:
  Contributions and Transfers:
    Payments received from contractowners........           --           --            --           --
    Transfers between funds including
      guaranteed interest account, net...........           --           --            --           --
    Transfers for contract benefits and
      terminations...............................           --           --            --           --
    Contract maintenance charges.................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in net assets from
    contractowners transactions..................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net increase (decrease) in amount retained by
    AXA Equitable in Separate Account No. 49.....           --           --            --
                                                   -----------   ----------   -----------   ----------
Increase (Decrease) in Net Assets................     (446,740)      82,392      (490,447)      87,488
Net Assets -- Beginning of Period................    1,176,891    1,094,499     1,188,695    1,101,207
                                                   -----------   ----------   -----------   ----------
Net Assets -- End of Period......................  $   730,151   $1,176,891   $   698,248   $1,188,695
                                                   ===========   ==========   ===========   ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
  Units Issued...................................           --           --            --           --
  Units Redeemed.................................           --           --            --           --
                                                   -----------   ----------   -----------   ----------
  Net Increase (Decrease)........................           --           --            --           --
                                                   ===========   ==========   ===========   ==========

-------
(a) Commenced operations on May 29, 2007.
(b) Commenced operations on August 17, 2007.
(c) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(d) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(e) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(f) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(g) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2008


1.  Organization

    AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

    The Account consists of 78 variable investment options each of which invests in the EQAT or VIP portfolio of the same name:

    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o EQ/AllianceBernstein Common Stock
    o EQ/AllianceBernstein Intermediate Government Securities
    o EQ/AllianceBernstein International
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/Ariel Appreciation II
    o EQ/AXA Rosenberg Value Long/Short Equity
    o EQ/BlackRock Basic Value Equity
    o EQ/BlackRock International Value
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Growth
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/Davis New York Venture
    o EQ/Equity 500 Index
    o EQ/Evergreen International Bond
    o EQ/Evergreen Omega
    o EQ/Franklin Income
    o EQ/Franklin Small Cap Value
    o EQ/Franklin Templeton Founding Strategy
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/International Core PLUS(1)
    o EQ/International ETF
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/JPMorgan Value Opportunities
    o EQ/Large Cap Core PLUS(2)
    o EQ/Large Cap Growth Index(7)
    o EQ/Large Cap Growth PLUS(3)
    o EQ/Large Cap Value Index(6)
    o EQ/Large Cap Value PLUS(5)
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Large Cap Core
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Mid Cap Index(9)
    o EQ/Mid Cap Value PLUS(4)
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/Mutual Shares
    o EQ/Oppenheimer Global
    o EQ/Oppenheimer Main Street Opportunity
    o EQ/Oppenheimer Main Street Small Cap
    o EQ/PIMCO Real Return
    o EQ/Quality Bond PLUS(8)
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock
    o EQ/Templeton Growth
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Comstock
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Multimanager Aggressive Equity
    o Multimanager Core Bond
    o Multimanager Health Care
    o Multimanager High Yield
    o Multimanager International Equity
    o Multimanager Large Cap Core Equity
    o Multimanager Large Cap Growth
    o Multimanager Large Cap Value
    o Multimanager Mid Cap Growth
    o Multimanager Mid Cap Value
    o Multimanager Small Cap Growth
    o Multimanager Small Cap Value
    o Multimanager Technology
    o Target 2015 Allocation
    o Target 2025 Allocation
    o Target 2035 Allocation
    o Target 2045 Allocation

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


1.  Organization (Concluded)

    (1) Formerly known as MarketPLUS International Core.
    (2) Formerly known as MarketPLUS Large Cap Core.
    (3) Formerly known as MarketPLUS Large Cap Growth.
    (4) Formerly known as MarketPLUS Mid Cap Value.
    (5) Formerly known as EQ/AllianceBernstein Value.
    (6) Formerly known as EQ/Legg Mason Value Equity.
    (7) Formerly known as EQ/AllianceBernstein Large Cap Growth.
    (8) Formerly known as EQ/AllianceBernstein Quality Bond.
    (9) Formerly known as EQ/FI Mid Cap.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

    The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

    The amount retained by AXA Equitable in the Account arises principally from
    (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

    Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Trusts, which were distributed by AXA Equitable to the contractowners.

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Effective January 1, 2008, and as further described in Note 3 of the financial statements, AXA Equitable adopted SFAS No. 157, "Fair Value Measurements." SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair measurements that are already required or permitted by other accounting standards. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. The adoption of SFAS No. 157 had no impact on the net assets of the Account.

    Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

    Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

    Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominantly related to premiums, surrenders and death benefits.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


2.  Significant Accounting Policies (Concluded)

    Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

    Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

    The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.  Fair Value Disclosures

    SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

    Level 1 Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

    Level 3 Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

    All investment and receivable assets of each Variable Investment Option of the Account are classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. Contractholders may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

    As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, are presented.


4. Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                                      Purchases          Sales
                                                                  ----------------- ---------------
AXA Aggressive Allocation......................................    $1,263,045,276    $353,094,813
AXA Conservative Allocation....................................     1,310,118,376     301,408,639
AXA Conservative-Plus Allocation...............................       829,955,973     275,575,452
AXA Moderate Allocation........................................     2,383,512,640     552,460,742
AXA Moderate-Plus Allocation...................................     3,421,329,485     801,139,485

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Continued)

                                                       Purchases         Sales
                                                   ---------------- --------------
EQ/AllianceBernstein Common Stock...............       104,479,126    189,436,332
EQ/AllianceBernstein Intermediate Government
  Securities....................................       478,949,325    374,296,124
EQ/AllianceBernstein International..............       208,551,028    204,414,629
EQ/AllianceBernstein Small Cap Growth...........        86,083,767    101,427,338
EQ/Ariel Appreciation II........................    $   30,913,692   $ 17,462,009
EQ/AXA Rosenberg Value Long/Short Equity........        95,733,245     74,203,437
EQ/BlackRock Basic Value Equity.................       141,158,632    132,720,146
EQ/BlackRock International Value................       149,000,368    195,133,889
EQ/Boston Advisors Equity Income................        73,380,716     44,377,452
EQ/Calvert Socially Responsible.................        18,359,491     14,672,203
EQ/Capital Guardian Growth......................        64,486,097     61,938,657
EQ/Capital Guardian Research....................        62,056,663    236,169,049
EQ/Caywood-Scholl High Yield Bond...............        99,772,239     70,946,152
EQ/Davis New York Venture.......................       165,667,514     58,467,841
EQ/Equity 500 Index.............................       179,775,468    257,266,185
EQ/Evergreen International Bond.................       452,009,704    179,561,944
EQ/Evergreen Omega..............................        65,199,304     60,848,691
EQ/Franklin Income..............................       192,893,085    136,743,976
EQ/Franklin Small Cap Value.....................        89,624,091     45,729,803
EQ/Franklin Templeton Founding Strategy.........       815,236,861     84,660,252
EQ/GAMCO Mergers and Acquisitions...............        48,877,586     46,013,401
EQ/GAMCO Small Company Value....................       187,660,587     83,073,632
EQ/International Core PLUS......................       180,504,101    173,499,404
EQ/International ETF............................           152,805        500,000
EQ/International Growth.........................       144,704,447     94,343,379
EQ/JPMorgan Core Bond...........................       117,108,163    326,985,863
EQ/JPMorgan Value Opportunities.................        32,450,488     80,795,000
EQ/Large Cap Core PLUS..........................        17,625,593     48,000,978
EQ/Large Cap Growth Index.......................        58,471,818     77,809,331
EQ/Large Cap Growth PLUS........................        71,828,389    111,937,440
EQ/Large Cap Value Index........................        39,970,932     40,095,995
EQ/Large Cap Value PLUS.........................       113,016,755    377,524,985
EQ/Long Term Bond...............................        93,938,898     72,283,438
EQ/Lord Abbett Growth and Income................        29,422,807     30,954,579
EQ/Lord Abbett Large Cap Core...................        77,626,518     40,001,606
EQ/Lord Abbett Mid Cap Value....................        71,292,651     51,807,394
EQ/Marsico Focus................................       273,760,205    230,606,633
EQ/Mid Cap Index................................       110,921,143    139,922,410
EQ/Mid Cap Value PLUS...........................        45,023,271    164,857,584
EQ/Money Market.................................     1,621,225,947    978,365,701
EQ/Montag & Caldwell Growth.....................       171,164,855     68,125,549
EQ/Mutual Shares................................        80,073,434    104,677,282
EQ/Oppenheimer Global...........................        74,111,923     43,129,213
EQ/Oppenheimer Main Street Opportunity..........        22,979,750     17,885,361
EQ/Oppenheimer Main Street Small Cap............        36,856,865     21,098,184
EQ/PIMCO Real Return............................       918,618,717    353,569,876
EQ/Quality Bond PLUS............................       102,533,995    125,539,091
EQ/Short Duration Bond..........................       135,083,720     62,383,933
EQ/Small Company Index..........................       104,375,313     85,974,629
EQ/T. Rowe Price Growth Stock...................        49,500,841     50,786,575
EQ/Templeton Growth.............................        53,414,292     78,703,490
EQ/UBS Growth and Income........................        22,622,177     25,559,835
EQ/Van Kampen Comstock..........................        60,380,760     52,061,631
EQ/Van Kampen Emerging Markets Equity...........       417,395,605    366,788,751
EQ/Van Kampen Mid Cap Growth....................       168,098,162     99,486,791
EQ/Van Kampen Real Estate.......................       127,994,984     94,906,436
Multimanager Aggressive Equity..................        22,620,685     29,589,143
Multimanager Core Bond..........................       291,388,148    175,212,154
Multimanager Health Care........................        91,332,969     77,959,654
Multimanager High Yield.........................       121,177,195    229,801,705

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


4.  Purchases and Sales of Investments (Concluded)


                                           Purchases        Sales
                                        -------------- --------------
Multimanager International Equity....     154,499,776    135,671,721
Multimanager Large Cap Core Equity...      33,037,287     46,964,328
Multimanager Large Cap Growth........      47,118,937     62,919,050
Multimanager Large Cap Value.........     120,161,593    123,058,728
Multimanager Mid Cap Growth..........    $ 48,119,981   $ 70,659,054
Multimanager Mid Cap Value...........      65,498,014     85,420,252
Multimanager Small Cap Growth........      43,617,079     55,302,207
Multimanager Small Cap Value.........      31,516,988    141,345,671
Multimanager Technology..............     107,497,596    113,617,955
Target 2015 Allocation...............              --      1,117,965
Target 2025 Allocation...............              --      1,119,147
Target 2035 Allocation...............          39,432             --
Target 2045 Allocation...............          41,967             --

5.  Expenses and Related Party Transactions

    The assets of each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") invest in shares of the Portfolios of the Trusts that are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

    AXA Equitable serves as investment manager of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.05% to high of 1.40% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

    AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

    AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008



6.  Substitutions/Reorganizations

    The following table sets forth the dates at which substitution and reorganization transactions took place in the Account. For accounting purposes, these transactions were considered tax-free exchanges.
    * Denotes Reorganization Transaction.
    + Denotes Substitution Transaction


-----------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio               Surviving Portfolio
-----------------------------------------------------------------------------------------
                           EQ/AllianceBernstein Growth
                           and Income*                     EQ/AllianceBernstein Value*
-----------------------------------------------------------------------------------------
Shares -- Class B              44,933,985                     162,692,850
Value -- Class B           $        19.21                  $        16.27
Net assets before merger   $  863,181,852                  $1,783,830,817
Net assets after merger    $           --                  $2,647,012,669
-----------------------------------------------------------------------------------------
                           UIF U.S. Real Estate+           EQ/Van Kampen Real Estate+
-----------------------------------------------------------------------------------------
Shares -- Class A              21,299,976                      56,627,684
Value -- Class A           $        23.88                  $         9.13
Net assets before merger   $  508,643,427                  $    8,367,328
Net assets after merger    $           --                  $  517,010,755
-----------------------------------------------------------------------------------------
July 6, 2007               EQ/Capital Guardian             EQ/Capital Guardian
                           U.S. Equity*                    Research*
-----------------------------------------------------------------------------------------
Shares -- Class B              83,827,127                     116,269,762
Value -- Class B           $        12.05                  $        15.08
Net assets before merger   $1,010,116,880                  $  743,231,131
Net assets after merger    $           --                  $1,753,348,011
-----------------------------------------------------------------------------------------
                                                           EQ/T. Rowe Price
                           EQ/Janus Large Cap Growth*      Growth Stock*
-----------------------------------------------------------------------------------------
Shares -- Class B              30,565,607                      12,460,629
Value -- Class B           $         7.62                  $        23.21
Net assets before merger   $  232,909,925                  $   56,301,274
Net assets after merger    $           --                  $  289,211,199
-----------------------------------------------------------------------------------------
                           EQ/Wells Fargo Montgomery       Multimanager Small
                           Small Cap*                      Cap Growth*
-----------------------------------------------------------------------------------------
Shares -- Class B               8,839,563                      28,086,973
Value -- Class B           $        14.94                  $        10.65
Net assets before merger   $  132,063,071                  $  167,063,191
Net assets after merger    $           --                  $  299,126,262
-----------------------------------------------------------------------------------------

7.  Contractowner Charges

    Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

                                                                          Asset-based                    Current     Maximum
                                                        Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                        Expense Risks       Charge          Charge        Charge     Charge
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................       0.90%            0.30%             --           1.20%      1.20%
Accumulator issued on or after May 1, 1997..........       1.10%            0.25%             --           1.35%      1.35%
Accumulator issued on or after March 1, 2000........       1.10%            0.25%            0.20%         1.55%      1.55%
Accumulator issued on or after April 1, 2002........       0.75%            0.25%            0.20%         1.20%      1.20%

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                                                               Asset-based                    Current     Maximum
                                                             Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                             Expense Risks       Charge          Charge        Charge     Charge
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator issued on or after
  September 15, 2003................................             0.75%           0.30%           0.20%         1.25%       1.25%
Accumulator 06, 07, 8.0.............................             0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Elite, Plus, Select.....................             1.10%           0.25%           0.25%         1.60%       1.60%
Accumulator Select II...............................             1.10%           0.35%           0.45%         1.90%       1.90%
Accumulator Select issued on or after
  April 1, 2002..........................................        1.10%           0.25%           0.35%         1.70%       1.70%
Accumulator Plus issued on or after April 1, 2002........        0.90%           0.25%           0.25%         1.40%       1.40%
Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%           0.35%           0.25%         1.50%       1.50%
Accumulator Plus 06, 07, 8.0.............................        0.95%           0.35%           0.25%         1.55%       1.55%
Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%           0.30%           0.25%         1.65%       1.65%
Accumulator Elite II.....................................        1.10%           0.25%           0.45%         1.80%       1.80%
Accumulator Elite 06, 07, 8.0............................        1.10%           0.30%           0.25%         1.65%       1.65%
Stylus...................................................        0.80%           0.30%           0.05%         1.15%       1.15%
Retirement Income for Life...............................        0.75%           0.30%           0.20%         1.25%       1.25%
Retirement Income for Life (NY)..........................        0.80%           0.30%           0.20%         1.30%       1.30%
Accumulator Advisor......................................        0.50%             --              --          0.50%       0.50%
Accumulator Express......................................        0.70%           0.25%             --          0.95%       0.95%

    The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

    Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

    The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.



                                       When charge
           Charges                     is deducted                          Amount deducted                     How deducted
------------------------------- -------------------------- ----------------------------------------------- ----------------------
Charges for state premium and   At time of transaction     Varies by state                                 Applied to an annuity
other applicable taxes                                                                                     payout option

Charge for Trust expenses       Daily                      Varies by portfolio                             Unit value

Annual Administrative charge    Annually on each           Depending on account value, in Years            Unit liquidation from
                                contract date anniversary. 1 to 2 lesser of $30 or 2% of account           account value
                                                           value, thereafter $30

Variable Immediate Annuity pay- At time of transaction     $350 annuity administrative fee                 Unit liquidation from
out option administrative fee                                                                              account value

Withdrawal charge               At time of transaction     Low - 0% in contract year 10 and thereafter.    Unit liquidation from
                                                                                                           account value
                                                           High - 8% in contract years 1 and 2. The
                                                           charge is 7% in contract years 3 and 4, and
                                                           declines 1% each contract year until it
                                                           reaches 0% in contract year 10.


                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7. Contractowner Charges (Continued)


                                  When charge
           Charges                is deducted                               Amount deducted                        How deducted
-----------------------------  --------------------------  -------------------------------------------------  ----------------------
                                                           *Note - Depending on the contract and/or
                                                                   certain elections made under the
                                                                   contract, the withdrawal charge
                                                                   may or may not apply.

BaseBuilder benefit charge      Annually on each           0.30%                                           Unit liquidation from
                                contract date                                                              account value
                                anniversary.


Protection Plus                Annually on each            Low - 0.20%                                        Unit liquidation from
                               contract date anniversary.                                                     account value
                                                           High - 0.35%.

Guaranteed minimum death
benefit options:
  Annual ratchet to age 85     Annually on each            Low - 0.20% of the Annual ratchet to age 85        Unit liquidation from
                               contract date anniversary.  benefit base                                       account value

                                                           High - 0.30% of the Annual ratchet to age 85
                                                           benefit base

  Greater of 5% rollup to      Annually on each            0.50% of the greater of 5% roll-up to age 85 or    Unit liquidation from
  age 85 or annual ratchet     contract date anniversary.  annual ratchet to age 85 benefit base              account value
  to age 85

  6% rollup to age 80 or 70                                0.20% of 6% roll-up to age 80 (or 70) benefit
                                                           base

  6% rollup to age 85          Annually on each            Low - 0.35% of the 6% roll-up to age 85 benefit    Unit liquidation from
                               contract date anniversary.  base                                               account value

                                                           High - 0.45% of the 6% roll-up to age 85 benefit
                                                           base

  Greater of 6.5%, 6% or 3%    Annually on each            Low - 0.45% of the 6% roll-up to age 85 benefit    Unit liquidation from
  rollup to age 85 or annual   contract date anniversary.  base or the Annual ratchet to age 85 benefit       account value
  ratchet to age 85                                        base, as applicable

                                                           High - 0.80% of the 6.5%, 6% or 3% roll-up to
                                                           age 85 benefit base or the Annual ratchet to age
                                                           85 benefit base, as applicable

Guaranteed Withdrawal Benefit  Annually on each            0.30%                                             Unit liquidation from
for Life Enhanced Death        contract date anniversary                                                     account value
Benefit


Earnings Enhancement Benefit   Annually on each            0.35%                                             Unit liquidation from
(additional death benefit)     contract date anniversary                                                     account value


Guaranteed Minimum Income      Annually on each            Low - 0.45%                                       Unit liquidation from
Benefit                        contract date anniversary.                                                    account value
                                                           High - 0.80% (max to 1.10%)

Guaranteed Principal Benefit   Annually on first 10        Low - 100% Guaranteed Principal Benefit -         Unit liquidation from
                               contract date               0.50%                                             account value
                               anniversaries
                                                           High - 125% Guaranteed Principal Benefit -
                                                           0.75%

Guaranteed Withdrawal Benefit  Annually on each            Low - 5% Withdrawal Option is 0.30%               Unit liquidation from
                               contract date anniversary                                                     account value
                                                           High - 7% Withdrawal Option is 0.50%

Net Loan Interest charge       Netted against loan         2.00%                                             Unit liquidation from
for Rollover                   repayment                                                                     account value

Retirement Income for Life     Annually on contract date   Low - 0.60% for Single life                       Unit liquidation from
Benefit charge                 anniversary                    0.80% for Joint life                           account value

                                                           High - 0.75% for Single life
                                                              0.90% for Joint life

Guaranteed Withdrawal Benefit  Annually on each            Low - 0.60% for Single life;                      Unit liquidation from
for Life (GWBL)                contract date anniversary         0.80% for Joint life                        account value

                                                           High - 0.75% for Single life;
                                                                  0.95% for Joint life



                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


7.  Contractowner Charges (Concluded)


                                 When charge
       Charges                   is deducted                           Amount deducted                         How deducted
----------------------   --------------------------   ---------------------------------------------------   --------------------

Death benefit under       Annually on each            The GMDB charge in effect prior to conversion         Unit liquidation from
converted GWBL            contract anniversary date   will be deducted. Note - Charge will vary             account value
                                                      depending on combination GMDB elections.

Converted Guaranteed     Upon initial conversion      Single and Joint life - charge is equal to the        Unit liquidation of
withdrawal benefit       and annually on each         percentage of Guaranteed minimum income benefit       account value
for life charge          contract date anniversary    base charge deducted as the Guaranteed minimum
                         thereafter                   income benefit charge on the conversion effective
                                                      date. Annual ratchets may increase the charge to a
                                                      percentage equal to the maximum charge for the
                                                      Guaranteed minimum income benefit.


                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.


                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  8.62
         Highest contract charge 1.90% Class B (a)     $  8.05
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 14.25
         Highest contract charge 1.90% Class B (a)     $ 13.49
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 13.49
         Highest contract charge 1.90% Class B (a)     $ 12.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 11.50
         Highest contract charge 1.90% Class B (a)     $ 11.22
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.70
         Highest contract charge 1.90% Class B (a)     $ 10.56
         All contract charges                               --
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $ 10.43
         Highest contract charge 1.90% Class B (a)     $  9.73
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 11.78
         Highest contract charge 1.90% Class B (a)     $ 11.15
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.19
         Highest contract charge 1.90% Class B (a)     $ 10.74
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.57
         Highest contract charge 1.90% Class B (a)     $ 10.29
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.37
         Highest contract charge 1.90% Class B (a)     $ 10.24
         All contract charges                               --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $  9.80
         Highest contract charge 1.90% Class B (a)     $  9.14
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 12.22
         Highest contract charge 1.90% Class B (a)     $ 11.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)      $ 11.64
         Highest contract charge 1.90% Class B (a)     $ 11.18
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)      $ 10.76
         Highest contract charge 1.90% Class B (a)     $ 10.48
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (a)      $ 10.47
         Highest contract charge 1.90% Class B (a)     $ 10.34
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Aggressive Allocation
-------------------------
  2008              --                --           --        (39.51)%
                    --                --           --        (40.33)%
               249,764        $2,198,545         1.66%           --
  2007              --                --           --           5.63%
                    --                --           --           4.17%
               189,188        $2,787,372         3.04%           --
  2006              --                --           --          17.31%
                    --                --           --          15.46%
               103,270        $1,472,607         3.07%            --
  2005              --                --           --           7.52%
                    --                --           --           6.01%
                46,362        $  572,360         5.10%            --
  2004              --                --           --           7.00%
                    --                --           --           6.11%
                19,656        $  227,194         2.60%            --
AXA Conservative Allocation
---------------------------
  2008              --                --           --        (11.46)%
                    --                --           --        (12.74)%
               130,528        $1,340,728         6.68%           --
  2007              --                --           --           5.27%
                    --                --           --           3.82%
                43,687        $  512,686         4.38%            --
  2006              --                --           --           5.84%
                    --                --           --           4.35%
                27,021        $  304,681         4.30%            --
  2005              --                --           --           1.93%
                    --                --           --           0.50%
                18,040        $  194,239         4.02%            --
  2004              --                --           --           3.74%
                    --                --           --           2.46%
                 9,001        $   95,767         5.04%            --
AXA Conservative-Plus Allocation
--------------------------------
  2008              --                --           --        (19.80)%
                    --                --           --        (21.00)%
               126,714        $1,241,651         3.99%           --
  2007              --                --           --           4.98%
                    --                --           --           3.49%
                83,083        $1,028,164         3.70%            --
  2006              --                --           --           8.22%
                    --                --           --           6.70%
                62,323        $  744,035         3.65%            --
  2005              --                --           --           2.73%
                    --                --           --           1.29%
                40,493        $  451,307         4.68%            --
  2004              --                --           --           4.93%
                    --                --           --           3.63%
                18,199        $  198,701         4.62%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  47.34
         Highest contract charge 1.90% Class B         $  34.20
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $  63.00
         Highest contract charge 1.90% Class B         $  46.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  59.58
         Highest contract charge 1.90% Class B         $  44.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  54.27
         Highest contract charge 1.90% Class B         $  40.92
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $  52.05
         Highest contract charge 1.90% Class B         $  39.80
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (a)      $   9.31
         Highest contract charge 1.90% Class B (a)     $   8.69
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (a)      $  13.72
         Highest contract charge 1.90% Class B (a)     $  12.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  12.96
         Highest contract charge 1.90% Class B (a)     $  12.44
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  11.37
         Highest contract charge 1.90% Class B (a)     $  11.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (a)      $  10.71
         Highest contract charge 1.90% Class B (a)     $  10.58
         All contract charges                                --
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 200.52
         Highest contract charge 1.90% Class B         $ 125.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B          $ 358.57
         Highest contract charge 1.90% Class B         $ 228.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 348.26
         Highest contract charge 1.90% Class B         $ 224.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 316.20
         Highest contract charge 1.90% Class B         $ 206.99
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B          $ 304.68
         Highest contract charge 1.90% Class B         $ 202.28
         All contract charges                                --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Moderate Allocation
-----------------------
  2008              --                --           --        (24.86)%
                    --                --           --        (25.91)%
               438,140        $5,361,993         4.05%           --
  2007              --                --           --           5.74%
                    --                --           --           4.25%
               339,622        $5,580,780         3.49%            --
  2006              --                --           --           9.77%
                    --                --           --           8.23%
               267,779        $4,210,726         3.03%            --
  2005              --                --           --           4.27%
                    --                --           --           2.81%
               188,833        $2,886,531         2.93%            --
  2004              --                --           --           8.18%
                    --                --           --           6.66%
                94,832        $1,705,138         3.65%            --
AXA Moderate-Plus Allocation
----------------------------
  2008              --                --           --        (32.14)%
                    --                --           --        (33.05)%
               853,511        $8,197,686         2.40%           --
  2007              --                --           --           5.86%
                    --                --           --           4.34%
               689,233        $9,864,221         3.23%            --
  2006              --                --           --          13.93%
                    --                --           --           12.33%
               450,637        $6,186,804         3.16%            --
  2005              --                --           --           6.14%
                    --                --           --           4.65%
               231,245        $2,819,241         5.28%            --
  2004              --                --           --           7.46%
                    --                --           --           6.13%
                82,739        $  955,400         4.09%            --
EQ/AllianceBernstein Common Stock
---------------------------------
  2008              --                --           --        (44.08)%
                    --                --           --        (44.87)%
                40,142        $  617,520         1.63%            --
  2007              --                --           --           2.96%
                    --                --           --           1.51%
                41,874        $1,221,553         0.97%            --
  2006              --                --           --          10.14%
                    --                --           --           8.59%
                44,440        $1,355,393         1.20%            --
  2005              --                --           --           3.78%
                    --                --           --           2.33%
                36,983        $1,277,968         0.84%            --
  2004              --                --           --          13.55%
                    --                --           --          11.95%
                23,045        $1,197,777         1.05%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           Years Ended December 31,
                                                 -----------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                  Units value         (000s)          (000s)     Income ratio**    Return***
                                                 ------------- ------------------- ------------ ---------------- -------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 23.77               --                --           --          3.08%
         Highest contract charge 1.90% Class B      $ 18.48               --                --           --          1.59%
         All contract charges                            --           26,853        $  401,655         3.71%           --
  2007   Lowest contract charge 0.50% Class B       $ 23.06               --                --           --          6.32%
         Highest contract charge 1.90% Class B      $ 18.19               --                --           --          4.84%
         All contract charges                            --           18,561        $  296,887         4.29%           --
  2006   Lowest contract charge 0.50% Class B       $ 21.69               --                --           --          2.61%
         Highest contract charge 1.90% Class B      $ 17.35               --                --           --          1.17%
         All contract charges                            --           18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B       $ 21.14               --                --           --          0.73%
         Highest contract charge 1.90% Class B      $ 17.15               --                --           --        (0.68)%
         All contract charges                            --           20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B       $ 20.98               --                --           --          1.43%
         Highest contract charge 1.90% Class B      $ 17.27               --                --           --            --
         All contract charges                            --           20,300        $  340,096         3.02%           --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.11               --                --           --       (50.95)%
         Highest contract charge 1.90% Class B      $  9.14               --                --           --       (51.67)%
         All contract charges                            --           62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B       $ 22.65               --                --           --         11.14%
         Highest contract charge 1.90% Class B      $ 18.91               --                --           --          9.62%
         All contract charges                            --           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B       $ 20.38               --                --           --         22.90%
         Highest contract charge 1.90% Class B      $ 17.25               --                --           --         21.18%
         All contract charges                            --           50,659        $  919,120         1.53%           --
  2005   Lowest contract charge 0.50% Class B       $ 16.58               --                --           --         14.72%
         Highest contract charge 1.90% Class B      $ 14.24               --                --           --         13.11%
         All contract charges                            --           39,214        $  585,935         1.67%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.45               --                --           --         17.58%
         Highest contract charge 1.90% Class B      $ 12.59               --                --           --         15.93%
         All contract charges                            --           28,144        $  371,190         2.10%           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 12.62               --                --           --       (44.94)%
         Highest contract charge 1.90% Class B      $ 10.70               --                --           --       (45.71)%
         All contract charges                            --           27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B       $ 22.92               --                --           --         16.11%
         Highest contract charge 1.90% Class B      $ 19.71               --                --           --         14.46%
         All contract charges                            --           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B       $ 19.74               --                --           --          8.46%
         Highest contract charge 1.90% Class B      $ 17.22               --                --           --          6.94%
         All contract charges                            --           29,035        $  479,583           --            --
  2005   Lowest contract charge 0.50% Class B       $ 18.20               --                --           --         10.95%
         Highest contract charge 1.90% Class B      $ 16.10               --                --           --          9.40%
         All contract charges                            --           28,133        $  443,581           --            --
  2004   Lowest contract charge 0.50% Class B       $ 16.41               --                --           --         13.41%
         Highest contract charge 1.90% Class B      $ 14.72               --                --           --         11.82%
         All contract charges                            --           27,198        $  400,895           --            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)      $  6.91
         Highest contract charge 1.90% Class B (e)     $  6.60
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (e)      $ 11.29
         Highest contract charge 1.90% Class B (e)     $ 10.94
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (e)      $ 11.48
         Highest contract charge 1.90% Class B (e)     $ 11.29
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (e)      $ 10.38
         Highest contract charge 1.90% Class B (e)     $ 10.35
         All contract charges                               --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (a)      $ 10.28
         Highest contract charge 1.70% Class B         $ 10.26
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (a)      $ 11.04
         Highest contract charge 1.70% Class B         $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 1.20% Class B (a)      $ 10.82
         Highest contract charge 1.70% Class B         $ 10.91
         All contract charges                               --
  2005   Lowest contract charge 1.20% Class B (a)      $ 10.79
         Highest contract charge 1.70% Class B         $ 10.94
         All contract charges                               --
  2004   Lowest contract charge 1.20% Class B (a)      $ 10.16
         Highest contract charge 1.70% Class B         $ 10.35
         All contract charges                               --
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 16.70
         Highest contract charge 1.90% Class B         $ 14.15
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 26.45
         Highest contract charge 1.90% Class B         $ 22.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 26.27
         Highest contract charge 1.90% Class B         $ 22.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 21.84
         Highest contract charge 1.90% Class B         $ 19.32
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 21.32
         Highest contract charge 1.90% Class B         $ 19.12
         All contract charges                               --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 15.47
         Highest contract charge 1.90% Class B         $ 13.11
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 27.28
         Highest contract charge 1.90% Class B         $ 23.45
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Ariel Appreciation II
------------------------
  2008              --                --           --        (38.80)%
                    --                --           --        (39.67)%
                 6,447        $   43,128         0.89%            --
  2007              --                --           --         (1.66)%
                    --                --           --         (3.10)%
                 4,758        $   52,563         0.47%            --
  2006              --                --           --          10.61%
                    --                --           --           9.06%
                 2,735        $   31,030         1.21%            --
  2005              --                --           --           3.83%
                    --                --           --           3.49%
                   510        $    5,276         1.00%            --
EQ/AXA Rosenberg Value Long/Short Equity (g)
--------------------------------------------
  2008              --                --           --         (6.88)%
                    --                --           --         (7.32)%
                14,132        $  146,219         0.18%            --
  2007              --                --           --           2.03%
                    --                --           --           1.47%
                12,069        $  134,307         1.91%            --
  2006              --                --           --           0.23%
                    --                --           --         (0.27)%
                13,017        $  142,226         2.84%            --
  2005              --                --           --           6.22%
                    --                --           --           5.69%
                11,318        $  123,394           --             --
  2004              --                --           --           1.27%
                    --                --           --           1.87%
                 3,869        $   39,780           --             --
EQ/BlackRock Basic Value Equity
-------------------------------
  2008              --                --           --        (36.86)%
                    --                --           --        (37.77)%
                46,485        $  522,247         1.73%            --
  2007              --                --           --           0.69%
                    --                --           --         (0.74)%
                45,201        $  829,334         1.08%            --
  2006              --                --           --          20.31%
                    --                --           --          18.62%
                44,747        $  846,668         2.90%            --
  2005              --                --           --           2.44%
                    --                --           --           1.00%
                43,949        $  723,084         1.38%            --
  2004              --                --           --          10.02%
                    --                --           --           8.47%
                40,543        $  701,451         2.37%            --
EQ/BlackRock International Value
--------------------------------
  2008              --                --           --        (43.29)%
                    --                --           --        (44.09)%
                48,585        $  592,816         2.19%            --
  2007              --                --           --           9.65%
                    --                --           --           8.06%
                52,311        $1,144,877         1.85%            --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 24.88
         Highest contract charge 1.90% Class B          $ 21.70
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 19.90
         Highest contract charge 1.90% Class B          $ 17.60
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 18.04
         Highest contract charge 1.90% Class B          $ 16.18
         All contract charges                                --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  5.05
         Highest contract charge 1.90% Class B (c)      $  4.38
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  7.50
         Highest contract charge 1.90% Class B (c)      $  6.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  7.26
         Highest contract charge 1.90% Class B (c)      $  6.48
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $  6.30
         Highest contract charge 1.90% Class B (c)      $  5.69
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (c)       $  5.96
         Highest contract charge 1.90% Class B (c)      $  5.47
         All contract charges                                --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  5.86
         Highest contract charge 1.90% Class B          $  5.13
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.74
         Highest contract charge 1.90% Class B          $  9.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.63
         Highest contract charge 1.90% Class B          $  8.68
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.20
         Highest contract charge 1.90% Class B          $  8.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.50
         Highest contract charge 1.90% Class B          $  7.88
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.87
         Highest contract charge 1.90% Class B          $  7.51
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.95
         Highest contract charge 1.90% Class B          $ 12.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 14.25
         Highest contract charge 1.90% Class B          $ 12.42
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/BlackRock International Value (Continued)
--------------------------------------------
  2006              --                --           --          25.06%
                    --                --           --          23.30%
                51,776        $1,057,795         3.58%            --
  2005              --                --           --          10.28%
                    --                --           --           8.74%
                44,488        $  754,971         1.84%            --
  2004              --                --           --          21.04%
                    --                --           --          19.33%
                34,210        $  557,170         1.66%            --
EQ/Boston Advisors Equity Income
--------------------------------
  2008              --                --           --        (32.67)%
                    --                --           --        (33.54)%
                39,344        $  157,390         2.44%            --
  2007              --                --           --           3.31%
                    --                --           --           1.70%
                31,430        $  202,051         1.82%            --
  2006              --                --           --          15.39%
                    --                --           --          13.77%
                30,079        $  198,213         2.39%            --
  2005              --                --           --           5.62%
                    --                --           --           4.14%
                22,950        $  135,055         2.19%            --
  2004              --                --           --           9.05%
                    --                --           --           8.76%
                 3,003        $   16,894         3.71%            --
EQ/Calvert Socially Responsible
-------------------------------
  2008              --                --           --        (45.44)%
                    --                --           --        (46.23)%
                 5,674        $   36,090         0.30%            --
  2007              --                --           --          11.53%
                    --                --           --           9.91%
                 5,341        $   62,358         0.23%            --
  2006              --                --           --           4.70%
                    --                --           --           3.24%
                 5,169        $   54,129           --             --
  2005              --                --           --           8.20%
                    --                --           --           6.68%
                 4,883        $   47,467           --             --
  2004              --                --           --           3.07%
                    --                --           --           1.62%
                 3,656        $   31,705           --             --
EQ/Capital Guardian Growth
--------------------------
  2008              --                --           --        (40.67)%
                    --                --           --        (41.56)%
                35,102        $  263,886         0.18%            --
  2007              --                --           --           4.91%
                    --                --           --           3.46%
                34,213        $  439,864           --             --
  2006              --                --           --           6.87%
                    --                --           --           5.37%
                30,418        $  380,312         0.18%            --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B          $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B          $ 11.44
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  8.48
         Highest contract charge 1.90% Class B          $  7.39
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 14.12
         Highest contract charge 1.90% Class B          $ 12.49
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 13.96
         Highest contract charge 1.90% Class B          $ 12.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B          $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B          $ 10.95
         All contract charges                                --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $  9.25
         Highest contract charge 1.90% Class B (d)      $  8.78
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 11.49
         Highest contract charge 1.90% Class B (d)      $ 11.06
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 11.23
         Highest contract charge 1.90% Class B (d)      $ 10.97
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.46
         Highest contract charge 1.90% Class B (d)      $ 10.36
         All contract charges                                --
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.79
         Highest contract charge 1.90% Class B (f)      $  6.57
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 11.23
         Highest contract charge 1.90% Class B (f)      $ 11.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.88
         Highest contract charge 1.90% Class B (f)      $ 10.83
         All contract charges                                --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 21.79
         Highest contract charge 1.90% Class B          $ 17.66
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Capital Guardian Growth (Continued)
--------------------------------------
  2005              --                --           --           4.58%
                    --                --           --           3.12%
                23,591        $  283,809         0.21%            --
  2004              --                --           --           5.01%
                    --                --           --           3.53%
                20,651        $  244,375         0.51%            --
EQ/Capital Guardian Research (h)
--------------------------------
  2008              --                --           --        (39.94)%
                    --                --           --        (40.83)%
                96,287        $  757,787         0.91%            --
  2007              --                --           --           1.15%
                    --                --           --         (0.32)%
               113,240        $1,497,202         1.28%            --
  2006              --                --           --          11.50%
                    --                --           --           9.93%
                56,224        $  739,096         0.56%            --
  2005              --                --           --           5.53%
                    --                --           --           4.05%
                59,370        $  704,554         0.56%            --
  2004              --                --           --          10.35%
                    --                --           --           8.80%
                61,357        $  694,282         0.67%            --
EQ/Caywood-Scholl High Yield Bond
---------------------------------
  2008              --                --           --        (19.50)%
                    --                --           --        (20.61)%
                18,445        $  131,696         8.08%            --
  2007              --                --           --           2.32%
                    --                --           --           0.82%
                15,706        $  143,500         7.16%            --
  2006              --                --           --           7.42%
                    --                --           --           5.92%
                10,025        $  103,369         7.96%            --
  2005              --                --           --           4.56%
                    --                --           --           3.58%
                 3,193        $   33,180        15.00%            --
EQ/Davis New York Venture
-------------------------
  2008              --                --           --        (39.54)%
                    --                --           --        (40.38)%
                36,597        $  242,910         0.62%            --
  2007              --                --           --           3.22%
                    --                --           --           1.75%
                24,733        $  273,949         0.62%            --
  2006              --                --           --           8.76%
                    --                --           --           8.29%
                 5,631        $   61,054         0.75%            --
EQ/Equity 500 Index
-------------------
  2008              --                --           --        (37.64)%
                    --                --           --        (38.51)%
                71,841        $  912,729         1.72%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007   Lowest contract charge 0.50% Class B           $ 34.94
         Highest contract charge 1.90% Class B          $ 28.72
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 33.46
         Highest contract charge 1.90% Class B          $ 27.90
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 29.22
         Highest contract charge 1.90% Class B          $ 24.71
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 28.13
         Highest contract charge 1.90% Class B          $ 24.12
         All contract charges                                --
EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $ 11.58
         Highest contract charge 1.90% Class B (e)      $ 11.06
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.93
         Highest contract charge 1.90% Class B (e)      $ 10.59
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 10.05
         Highest contract charge 1.90% Class B (e)      $  9.88
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $  9.77
         Highest contract charge 1.90% Class B (e)      $  9.74
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $  7.62
         Highest contract charge 1.90% Class B          $  6.62
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 10.58
         Highest contract charge 1.90% Class B          $  9.32
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $  9.55
         Highest contract charge 1.90% Class B          $  8.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B          $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B          $  8.05
         All contract charges                                --
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  7.20
         Highest contract charge 1.90% Class B (f)      $  6.97
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.62
         Highest contract charge 1.90% Class B (f)      $ 10.42
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.46
         Highest contract charge 1.90% Class B (f)      $ 10.41
         All contract charges                                --


                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
                (000s)          (000s)     Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Equity 500 Index (Continued)
-------------------------------
  2007              --                --           --           4.42%
                    --                --           --           2.94%
                74,013        $1,576,822         1.31%            --
  2006              --                --           --          14.52%
                    --                --           --          12.91%
                76,302        $1,640,567         1.54%            --
  2005              --                --           --           3.88%
                    --                --           --           2.42%
                76,052        $1,537,157         1.35%            --
  2004              --                --           --           9.68%
                    --                --           --           8.14%
                67,829        $1,471,224         1.53%            --
EQ/Evergreen International Bond
-------------------------------
  2008              --                --           --           5.95%
                    --                --           --           4.44%
                36,828        $  413,319        19.53%            --
  2007              --                --           --           8.76%
                    --                --           --           7.19%
                18,195        $  194,602         3.41%            --
  2006              --                --           --           2.90%
                    --                --           --           1.46%
                 8,137        $   80,817         0.43%            --
  2005              --                --           --         (2.31)%
                    --                --           --         (2.63)%
                   659        $    6,422           --             --
EQ/Evergreen Omega
------------------
  2008              --                --           --        (27.98)%
                    --                --           --        (28.97)%
                15,753        $  128,962         0.60%            --
  2007              --                --           --          10.79%
                    --                --           --           9.26%
                15,374        $  176,492           --             --
  2006              --                --           --           5.34%
                    --                --           --           3.86%
                13,748        $  141,667         2.13%            --
  2005              --                --           --           3.44%
                    --                --           --           1.99%
                15,270        $  147,725         0.04%            --
  2004              --                --           --           6.51%
                    --                --           --           5.01%
                15,623        $  142,569         0.35%            --
EQ/Franklin Income
------------------
  2008              --                --           --        (32.20)%
                    --                --           --        (33.11)%
                60,463        $  425,663         6.36%            --
  2007              --                --           --           1.53%
                    --                --           --           0.10%
                57,439        $  601,803         4.16%            --
  2006              --                --           --           4.56%
                    --                --           --           4.11%
                12,757        $  132,983         2.34%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.54
         Highest contract charge 1.90% Class B (f)     $  6.33
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $  9.86
         Highest contract charge 1.90% Class B (f)     $  9.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.85
         Highest contract charge 1.90% Class B (f)     $ 10.80
         All contract charges                               --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (n)      $  6.01
         Highest contract charge 1.90% Class B (n)     $  5.87
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (n)      $  9.57
         Highest contract charge 1.90% Class B (n)     $  9.48
         All contract charges                               --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.41
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.14
         Highest contract charge 1.90% Class B (d)     $ 11.69
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.79
         Highest contract charge 1.90% Class B (d)     $ 11.52
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.56
         Highest contract charge 1.90% Class B (d)     $ 10.46
         All contract charges                               --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $ 24.17
         Highest contract charge 1.90% Class B (c)     $ 18.09
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $ 35.02
         Highest contract charge 1.90% Class B (c)     $ 26.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $ 32.21
         Highest contract charge 1.90% Class B (c)     $ 24.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $ 27.24
         Highest contract charge 1.90% Class B (c)     $ 21.28
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $ 26.24
         Highest contract charge 1.90% Class B (c)     $ 20.79
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Franklin Small Cap Value
---------------------------
  2008              --               --            --        (33.67)%
                    --               --            --        (34.61)%
                11,658         $ 74,460          1.06%            --
  2007              --               --            --         (9.12)%
                    --               --            --        (10.37)%
                 5,985         $ 58,243          0.48%            --
  2006              --               --            --           8.50%
                    --               --            --           8.03%
                 1,481         $ 16,022          0.54%            --
EQ/Franklin Templeton Founding Strategy
---------------------------------------
  2008              --               --            --        (37.20)%
                    --               --            --        (38.08)%
               168,583         $996,068          5.08%            --
  2007              --               --            --         (4.30)%
                    --               --            --         (5.20)%
                83,451         $793,251          2.63%          --
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2008              --               --            --        (14.25)%
                    --               --            --        (15.48)%
                11,081         $111,017          0.50%            --
  2007              --               --            --           2.97%
                    --               --            --           1.48%
                11,173         $131,859          0.78%            --
  2006              --               --            --          11.65%
                    --               --            --          10.08%
                 7,462         $ 86,530          6.34%            --
  2005              --               --            --           5.64%
                    --               --            --           4.65%
                 2,307         $ 24,225          5.28%            --
EQ/GAMCO Small Company Value
----------------------------
  2008              --               --            --        (30.98)%
                    --               --            --        (31.99)%
                18,794         $392,717          0.61%            --
  2007              --               --            --           8.72%
                    --               --            --           7.21%
                15,674         $470,454          0.52%            --
  2006              --               --            --          18.24%
                    --               --            --          16.58%
                 8,969         $243,842          1.60%            --
  2005              --               --            --           3.80%
                    --               --            --           2.34%
                 5,611         $129,461          1.01%            --
  2004              --               --            --          13.51%
                    --               --            --          13.22%
                   797         $ 17,882          0.39%            --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.76
         Highest contract charge 1.90% Class B         $  8.51
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.78
         Highest contract charge 1.90% Class B         $ 15.73
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.51
         Highest contract charge 1.90% Class B         $ 13.91
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 13.07
         Highest contract charge 1.90% Class B         $ 11.89
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.22
         Highest contract charge 1.90% Class B         $ 10.35
         All contract charges                               --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.93
         Highest contract charge 1.90% Class B (d)     $  9.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.72
         Highest contract charge 1.90% Class B (d)     $ 16.10
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 14.46
         Highest contract charge 1.90% Class B (d)     $ 14.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.56
         Highest contract charge 1.90% Class B (d)     $ 11.46
         All contract charges                               --
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 14.39
         Highest contract charge 1.90% Class B         $ 12.31
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 15.88
         Highest contract charge 1.90% Class B         $ 13.78
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 15.48
         Highest contract charge 1.90% Class B         $ 13.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.95
         Highest contract charge 1.90% Class B         $ 13.35
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 14.70
         Highest contract charge 1.90% Class B         $ 13.31
         All contract charges                               --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 10.28
         Highest contract charge 1.90% Class B         $  8.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 17.16
         Highest contract charge 1.90% Class B         $ 14.75
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2008              --                --           --        (45.11)%
                    --                --           --        (45.90)%
                57,050        $  554,312         1.49%            --
  2007              --                --           --          14.64%
                    --                --           --          13.08%
                57,566        $1,024,304         0.39%            --
  2006              --                --           --          18.65%
                    --                --           --          16.99%
                62,676        $  973,881         1.38%            --
  2005              --                --           --          16.51%
                    --                --           --          14.91%
                56,000        $  728,289         1.54%            --
  2004              --                --           --          13.04%
                    --                --           --          11.45%
                49,365        $  543,898         1.64%            --
EQ/International Growth
-----------------------
  2008              --                --           --        (40.61)%
                    --                --           --        (41.43)%
                20,631        $  168,007         0.99%            --
  2007              --                --           --          15.63%
                    --                --           --          14.02%
                16,401        $  237,725         0.72%            --
  2006              --                --           --          25.01%
                    --                --           --          23.26%
                 6,096        $   83,819         1.21%            --
  2005              --                --           --          15.64%
                    --                --           --          14.56%
                 1,394        $   16,015         2.07%            --
EQ/JPMorgan Core Bond
---------------------
  2008              --                --           --         (9.38)%
                    --                --           --        (10.67)%
                80,413        $  913,345         4.06%            --
  2007              --                --           --           2.58%
                    --                --           --           1.10%
                99,922        $1,271,392         4.32%            --
  2006              --                --           --           3.54%
                    --                --           --           2.09%
                99,116        $1,260,924         4.37%            --
  2005              --                --           --           1.71%
                    --                --           --           0.28%
                93,448        $1,190,350         3.56%            --
  2004              --                --           --           3.58%
                    --                --           --           2.12%
                80,724        $1,064,120         4.15%            --
EQ/JPMorgan Value Opportunities
-------------------------------
  2008              --                --           --        (40.09)%
                    --                --           --        (40.88)%
                23,322        $  210,531         1.78%            --
  2007              --                --           --         (1.72)%
                    --                --           --         (3.09)%
                27,538        $  419,788         1.32%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B       $ 17.46               --               --            --         19.78%
         Highest contract charge 1.90% Class B      $ 15.22               --               --            --         18.10%
         All contract charges                            --           31,332         $492,862          4.27%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.58               --               --            --          3.41%
         Highest contract charge 1.90% Class B      $ 12.89               --               --            --          1.95%
         All contract charges                            --           35,102         $468,128          1.50%           --
  2004   Lowest contract charge 0.50% Class B       $ 14.10               --               --            --         10.33%
         Highest contract charge 1.90% Class B      $ 12.64               --               --            --          8.78%
         All contract charges                            --           38,178         $499,166          1.28%           --
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.29               --               --            --       (37.75)%
         Highest contract charge 1.90% Class B      $  6.33               --               --            --       (38.60)%
         All contract charges                            --           18,391         $129,337          0.34%           --
  2007   Lowest contract charge 0.50% Class B       $ 11.71               --               --            --          3.35%
         Highest contract charge 1.90% Class B      $ 10.31               --               --            --          1.88%
         All contract charges                            --           21,585         $243,826          1.14%           --
  2006   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         12.38%
         Highest contract charge 1.90% Class B      $ 10.12               --               --            --         10.80%
         All contract charges                            --           26,152         $286,441          0.84%           --
  2005   Lowest contract charge 0.50% Class B       $ 10.08               --               --            --          6.66%
         Highest contract charge 1.90% Class B      $  9.13               --               --            --          5.16%
         All contract charges                            --           30,163         $294,159          0.49%           --
  2004   Lowest contract charge 0.50% Class B       $  9.45               --               --            --         10.84%
         Highest contract charge 1.90% Class B      $  8.68               --               --            --          9.28%
         All contract charges                            --           32,507         $295,494          0.58%           --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  5.37               --               --            --       (36.60)%
         Highest contract charge 1.90% Class B      $  4.68               --               --            --       (37.52)%
         All contract charges                            --           41,922         $245,887          0.14%           --
  2007   Lowest contract charge 0.50% Class B       $  8.47               --               --            --         13.39%
         Highest contract charge 1.90% Class B      $  7.49               --               --            --         11.79%
         All contract charges                            --           45,255         $411,124            --
  2006   Lowest contract charge 0.50% Class B       $  7.47               --               --            --        (1.04)
         Highest contract charge 1.90% Class B      $  6.70               --               --            --        (2.43)
         All contract charges                            --           49,049         $384,363            --            --
  2005   Lowest contract charge 0.50% Class B       $  7.55               --               --            --         14.36%
         Highest contract charge 1.90% Class B      $  6.86               --               --            --         12.75%
         All contract charges                            --           53,599         $409,334            --            --
  2004   Lowest contract charge 0.50% Class B       $  6.60               --               --            --          7.84%
         Highest contract charge 1.90% Class B      $  6.09               --               --            --          6.32%
         All contract charges                            --           54,060         $349,068            --            --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.59               --               --            --       (38.55)%
         Highest contract charge 1.90% Class B      $  9.82               --               --            --       (39.42)%
         All contract charges                            --           19,719         $193,193          0.11%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.86               --               --            --         15.07%
         Highest contract charge 1.90% Class B      $ 16.21               --               --            --         13.36%
         All contract charges                            --           22,503         $363,276          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 16.39               --               --            --          7.24%
         Highest contract charge 1.90% Class B      $ 14.30               --               --            --          5.74%
         All contract charges                            --           18,659         $269,728            --            --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.29
         Highest contract charge 1.90% Class B          $ 13.52
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 14.09
         Highest contract charge 1.90% Class B          $ 12.64
         All contract charges                                --
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (e)       $  4.57
         Highest contract charge 1.90% Class B (e)      $  4.36
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (e)       $ 10.61
         Highest contract charge 1.90% Class B (e)      $ 10.28
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (e)       $ 11.33
         Highest contract charge 1.90% Class B (e)      $ 11.14
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (e)       $ 10.66
         Highest contract charge 1.90% Class B (e)      $ 10.63
         All contract charges                                --
EQ/Large Cap Value PLUS (l)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 10.38
         Highest contract charge 1.90% Class B          $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.41
         Highest contract charge 1.90% Class B          $ 15.98
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 19.39
         Highest contract charge 1.90% Class B          $ 17.07
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 16.05
         Highest contract charge 1.90% Class B          $ 14.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.30
         Highest contract charge 1.90% Class B          $ 13.86
         All contract charges                                --
EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)       $ 11.37
         Highest contract charge 1.90% Class B (d)      $ 10.80
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (d)       $ 10.89
         Highest contract charge 1.90% Class B (d)      $ 10.48
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (d)       $ 10.19
         Highest contract charge 1.90% Class B (d)      $  9.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (d)       $ 10.06
         Highest contract charge 1.90% Class B (d)      $  9.96
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Large Cap Growth PLUS (Continued)
------------------------------------
  2005              --                --           --           8.48%
                    --                --           --           6.96%
                19,808        $  272,973           --             --
  2004              --                --           --          12.06%
                    --                --           --          10.48%
                20,997        $  272,395           --             --
EQ/Large Cap Value Index
------------------------
  2008              --                --           --        (56.93)%
                    --                --           --        (57.59)%
                16,998        $   75,141         1.37%            --
  2007              --                --           --         (6.35)%
                    --                --           --         (7.72)%
                17,409        $  180,500           --             --
  2006              --                --           --           6.30%
                    --                --           --           4.81%
                15,831        $  177,206         0.05%            --
  2005              --                --           --           6.62%
                    --                --           --           6.26%
                 2,464        $   26,219         0.13%            --
EQ/Large Cap Value PLUS (l)
---------------------------
  2008              --                --           --        (43.62)%
                    --                --           --        (44.43)%
               128,632        $1,114,977         2.84%            --
  2007              --                --           --         (5.05)%
                    --                --           --         (6.39)%
               150,945        $2,349,958         1.61%            --
  2006              --                --           --          20.78%
                    --                --           --          19.09%
               110,933        $1,850,638         1.64%            --
  2005              --                --           --           4.91%
                    --                --           --           3.44%
               101,618        $1,439,640         1.18%            --
  2004              --                --           --          12.88%
                    --                --           --          11.29%
                91,811        $1,278,595         1.46%            --
EQ/Long Term Bond
-----------------
  2008              --                --           --           4.41%
                    --                --           --           3.05%
                13,056        $  136,537         6.19%            --
  2007              --                --           --           6.87%
                    --                --           --           5.33%
                11,044        $  114,596         4.52%            --
  2006              --                --           --           1.31%
                    --                --           --         (0.11)%
                 8,360        $   83,248         5.01%            --
  2005              --                --           --           0.56%
                    --                --           --         (0.38)%
                 4,300        $   42,957         5.08%            --


                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.08
         Highest contract charge 1.90% Class B (d)     $  7.67
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.80
         Highest contract charge 1.90% Class B (d)     $ 12.32
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.43
         Highest contract charge 1.90% Class B (d)     $ 12.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.66
         Highest contract charge 1.90% Class B (d)     $ 10.56
         All contract charges                               --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  9.01
         Highest contract charge 1.90% Class B (d)     $  8.55
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 13.11
         Highest contract charge 1.90% Class B (d)     $ 12.63
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 11.91
         Highest contract charge 1.90% Class B (d)     $ 11.63
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.62
         Highest contract charge 1.90% Class B (d)     $ 10.52
         All contract charges                               --
EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.62
         Highest contract charge 1.90% Class B (d)     $  7.24
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 12.55
         Highest contract charge 1.90% Class B (d)     $ 12.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.54
         Highest contract charge 1.90% Class B (d)     $ 12.25
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 11.21
         Highest contract charge 1.90% Class B (d)     $ 11.11
         All contract charges                               --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.60
         Highest contract charge 1.90% Class B         $ 10.45
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.52
         Highest contract charge 1.90% Class B         $ 17.85
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 17.20
         Highest contract charge 1.90% Class B         $ 15.95
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 15.82
         Highest contract charge 1.90% Class B         $ 14.88
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income
--------------------------------
  2008              --                --           --        (36.88)%
                    --                --           --        (37.74)%
                12,007        $   93,540         1.55%            --
  2007              --                --           --           2.98%
                    --                --           --           1.48%
                11,815        $  147,275         1.13%            --
  2006              --                --           --          16.63%
                    --                --           --          14.99%
                11,071        $  135,386         1.21%            --
  2005              --                --           --           6.59%
                    --                --           --           5.59%
                 3,072        $   32,532         1.42%            --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2008              --                --           --        (31.27)%
                    --                --           --        (32.30)%
                 9,794        $   85,138         1.16%            --
  2007              --                --           --          10.08%
                    --                --           --           8.60%
                 6,105        $   78,014         0.80%            --
  2006              --                --           --          12.13%
                    --                --           --          10.56%
                 4,229        $   49,544         1.21%            --
  2005              --                --           --           6.21%
                    --                --           --           5.22%
                 2,022        $   21,339         0.84%            --
EQ/Lord Abbett Mid Cap Value
----------------------------
  2008              --                --           --        (39.28)%
                    --                --           --        (40.12)%
                25,830        $  190,155         1.52%            --
  2007              --                --           --           0.08 %
                    --                --           --         (1.31)%
                24,325        $  297,470         0.54%            --
  2006              --                --           --          11.87%
                    --                --           --          10.30%
                17,475        $  215,636         1.22%            --
  2005              --                --           --          12.11%
                    --                --           --          11.07%
                 9,142        $  101,817         1.70%            --
EQ/Marsico Focus
----------------
  2008              --                --           --        (40.57)%
                    --                --           --        (41.46)%
               118,651        $1,143,520         0.95%            --
  2007              --                --           --          13.49%
                    --                --           --          11.91%
               115,724        $1,909,092         0.18%            --
  2006              --                --           --           8.78%
                    --                --           --           7.25%
               110,995        $1,644,626         0.73%            --
  2005              --                --           --          10.15%
                    --                --           --           8.61%
                91,026        $1,281,504           --             --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
EQ/Marsico Focus (Continued)
----------------------------
  2004   Lowest contract charge 0.50% Class B       $ 14.36               --                --           --          9.96%
         Highest contract charge 1.90% Class B      $ 13.70               --                --           --          8.41%
         All contract charges                            --           69,842        $  931,060           --            --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  7.36               --                --           --       (49.55)%
         Highest contract charge 1.90% Class B      $  6.54               --                --           --       (50.27)%
         All contract charges                            --           67,946        $  500,886         0.89%           --
  2007   Lowest contract charge 0.50% Class B       $ 14.59               --                --           --          7.44%
         Highest contract charge 1.90% Class B      $ 13.15               --                --           --          5.96%
         All contract charges                            --           70,501        $1,035,525           --            --
  2006   Lowest contract charge 0.50% Class B       $ 13.58               --                --           --         10.97%
         Highest contract charge 1.90% Class B      $ 12.41               --                --           --          9.41%
         All contract charges                            --           72,246        $  989,519         3.28%           --
  2005   Lowest contract charge 0.50% Class B       $ 12.23               --                --           --          5.84%
         Highest contract charge 1.90% Class B      $ 11.35               --                --           --          4.35%
         All contract charges                            --           70,729        $  867,602         7.65%           --
  2004   Lowest contract charge 0.50% Class B       $ 11.56               --                --           --         15.45%
         Highest contract charge 1.90% Class B      $ 10.87               --                --           --         13.82%
         All contract charges                            --           64,623        $  740,923         2.53%           --
EQ/Mid Cap Value PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 11.23               --                --           --       (39.85)%
         Highest contract charge 1.90% Class B      $  9.52               --                --           --       (40.69)%
         All contract charges                            --           41,940        $  400,022         1.38%           --
  2007   Lowest contract charge 0.50% Class B       $ 18.67               --                --           --        (2.10)%
         Highest contract charge 1.90% Class B      $ 16.05               --                --           --        (3.49)%
         All contract charges                            --           50,595        $  811,824         0.97%           --
  2006   Lowest contract charge 0.50% Class B       $ 19.07               --                --           --         11.92%
         Highest contract charge 1.90% Class B      $ 16.63               --                --           --         10.35%
         All contract charges                            --           57,023        $  948,678         0.31%           --
  2005   Lowest contract charge 0.50% Class B       $ 17.04               --                --           --         10.77%
         Highest contract charge 1.90% Class B      $ 15.07               --                --           --          9.21%
         All contract charges                            --           54,946        $  832,305         4.89%           --
  2004   Lowest contract charge 0.50% Class B       $ 15.38               --                --           --         17.26%
         Highest contract charge 1.90% Class B      $ 13.80               --                --           --         15.61%
         All contract charges                            --           46,228        $  648,657         2.63%           --
EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%*
  2008   Lowest contract charge 0.00% Class B       $ 44.43               --                --           --          2.11%
         Highest contract charge 1.90% Class B      $ 26.24               --                --           --          0.15%
         All contract charges                            --           90,924        $1,493,712         1.93%           --
  2007   Lowest contract charge 0.00% Class B       $ 43.51               --                --           --          4.72%
         Highest contract charge 1.90% Class B      $ 26.20               --                --           --          2.70%
         All contract charges                            --           45,468        $  851,459         4.59%           --
  2006   Lowest contract charge 0.00% Class B       $ 41.55               --                --           --          4.48%
         Highest contract charge 1.90% Class B      $ 25.51               --                --           --          2.51%
         All contract charges                            --           33,332        $  612,694         4.41%           --
  2005   Lowest contract charge 0.00% Class B       $ 39.77               --                --           --          2.62%
         Highest contract charge 1.90% Class B      $ 24.88               --                --           --          0.68%
         All contract charges                            --           24,414        $  483,274         2.57%           --
  2004   Lowest contract charge 0.00% Class B       $ 38.75               --                --           --          0.78%
         Highest contract charge 1.90% Class B      $ 24.71               --                --           --        (1.14)%
         All contract charges                            --           22,453        $  474,277         0.74%           --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  4.22
         Highest contract charge 1.90% Class B (c)     $  3.66
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  6.32
         Highest contract charge 1.90% Class B (c)     $  5.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  5.26
         Highest contract charge 1.90% Class B (c)     $  4.69
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  4.90
         Highest contract charge 1.90% Class B (c)     $  4.43
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  4.67
         Highest contract charge 1.90% Class B (c)     $  4.28
         All contract charges                               --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.69
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.86
         Highest contract charge 1.90% Class B (f)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.74
         Highest contract charge 1.90% Class B (f)     $ 10.69
         All contract charges                               --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.90
         Highest contract charge 1.90% Class B (f)     $  6.68
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.70
         Highest contract charge 1.90% Class B (f)     $ 11.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.12
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.87
         Highest contract charge 1.90% Class B (f)     $  6.64
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 11.28
         Highest contract charge 1.90% Class B (f)     $ 11.07
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 10.96
         Highest contract charge 1.90% Class B (f)     $ 10.91
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth
---------------------------
  2008              --               --            --        (33.23)%
                    --               --            --        (34.17)%
                43,561         $143,894          0.26%            --
  2007              --               --            --          20.15%
                    --               --            --          18.55%
                18,657         $100,498          0.37%            --
  2006              --               --            --           7.41%
                    --               --            --           5.90%
                 6,440         $ 30,006          0.21%            --
  2005              --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%            --
EQ/Mutual Shares
----------------
  2008              --               --            --        (38.40)%
                    --               --            --        (39.31)%
                31,398         $205,168          3.61%            --
  2007              --               --            --           1.12%
                    --               --            --         (0.28)%
                32,835         $351,879            --             --
  2006              --               --            --           7.38%
                    --               --            --           6.92%
                 7,714         $ 82,586          0.39%            --
EQ/Oppenheimer Global
---------------------
  2008              --               --            --        (41.03)%
                    --               --            --        (41.81)%
                13,246         $ 89,280          1.29%            --
  2007              --               --            --           5.22%
                    --               --            --           3.70%
                 9,648         $111,407          0.39%            --
  2006              --               --            --          11.23%
                    --               --            --          10.75%
                 1,756         $ 19,483          0.07%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
  2008              --               --            --        (39.10)%
                    --               --            --        (40.02)%
                 4,048         $ 27,160          0.65%            --
  2007              --               --            --           2.92%
                    --               --            --           1.47%
                 3,395         $ 37,791          0.59%            --
  2006              --               --            --           9.61%
                    --               --            --           9.13%
                   726         $  7,942          2.04%            --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)      $  6.68
         Highest contract charge 1.90% Class B (f)     $  6.47
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (f)      $ 10.88
         Highest contract charge 1.90% Class B (f)     $ 10.68
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (f)      $ 11.13
         Highest contract charge 1.90% Class B (f)     $ 11.08
         All contract charges                               --
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.57
         Highest contract charge 1.90% Class B (d)     $ 10.03
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.07
         Highest contract charge 1.90% Class B (d)     $ 10.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $  9.98
         Highest contract charge 1.90% Class B (d)     $  9.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $  9.99
         Highest contract charge 1.90% Class B (d)     $  9.90
         All contract charges                               --
EQ/Quality Bond PLUS
--------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 17.75
         Highest contract charge 1.90% Class B         $ 14.30
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.09
         Highest contract charge 1.90% Class B         $ 15.60
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 18.35
         Highest contract charge 1.90% Class B         $ 15.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 17.77
         Highest contract charge 1.90% Class B         $ 14.94
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.51
         Highest contract charge 1.90% Class B         $ 14.93
         All contract charges                               --
EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $ 10.61
         Highest contract charge 1.90% Class B (d)     $ 10.07
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 10.88
         Highest contract charge 1.90% Class B (d)     $ 10.48
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 10.38
         Highest contract charge 1.90% Class B (d)     $ 10.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.04
         Highest contract charge 1.90% Class B (d)     $  9.94
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------
  2008              --               --            --        (38.60)%
                    --               --            --        (39.42)%
                 7,550         $ 49,305          0.10%            --
  2007              --               --            --         (2.25)%
                    --               --            --         (3.61)%
                 5,614         $ 60,151            --             --
  2006              --               --            --          11.28%
                    --               --            --          10.79%
                   868         $  9,639          1.06%            --
EQ/PIMCO Real Return
--------------------
  2008              --               --            --         (4.52)%
                    --               --            --         (5.91)%
                91,323         $917,805          3.21%            --
  2007              --               --            --          10.92%
                    --               --            --           9.33%
                45,578         $486,803          3.07%            --
  2006              --               --            --         (0.11)%
                    --               --            --         (1.51)%
                31,108         $304,380          4.98%            --
  2005              --               --            --         (0.09)%
                    --               --            --         (1.02)%
                15,284         $151,723          5.31%            --
EQ/Quality Bond PLUS
--------------------
  2008              --               --            --         (7.02)%
                    --               --            --         (8.33)%
                26,466         $326,277          5.04%            --
  2007              --               --            --           4.03%
                    --               --            --           2.56%
                28,944         $393,130          4.95%            --
  2006              --               --            --           3.30%
                    --               --            --           1.85%
                27,600         $371,451          4.04%            --
  2005              --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.04%            --
EQ/Short Duration Bond
----------------------
  2008              --               --            --         (2.48)%
                    --               --            --         (3.91)%
                13,905         $141,793          7.47%            --
  2007              --               --            --           4.82%
                    --               --            --           3.35%
                 7,630         $ 80,793          4.54%            --
  2006              --               --            --           3.44%
                    --               --            --           1.99%
                 5,862         $ 59,826          4.22%            --
  2005              --               --            --           0.36%
                    --               --            --         (0.58)%
                 1,852         $ 18,465          2.64%            --

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B           $ 11.85
         Highest contract charge 1.90% Class B          $ 10.14
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B           $ 18.09
         Highest contract charge 1.90% Class B          $ 15.70
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B           $ 18.52
         Highest contract charge 1.90% Class B          $ 16.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B          $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B          $ 13.80
         All contract charges                                --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $ 11.86
         Highest contract charge 1.90% Class B (c)      $  8.88
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $ 20.63
         Highest contract charge 1.90% Class B (c)      $ 15.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $ 19.34
         Highest contract charge 1.90% Class B (c)      $ 14.89
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (c)       $ 20.25
         Highest contract charge 1.90% Class B (c)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (c)       $ 19.57
         Highest contract charge 1.90% Class B (c)      $ 15.50
         All contract charges                                --
EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (f)       $  6.45
         Highest contract charge 1.90% Class B (f)      $  6.24
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (f)       $ 10.96
         Highest contract charge 1.90% Class B (f)      $ 10.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (f)       $ 10.79
         Highest contract charge 1.90% Class B (f)      $ 10.74
         All contract charges                                --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)       $  4.02
         Highest contract charge 1.90% Class B (c)      $  3.49
         All contract charges                                --
  2007   Lowest contract charge 0.50% Class B (c)       $  6.74
         Highest contract charge 1.90% Class B (c)      $  5.93
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)       $  6.70
         Highest contract charge 1.90% Class B (c)      $  5.97
         All contract charges                                --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Small Company Index
----------------------
  2008              --               --            --        (34.49)%
                    --               --            --        (35.41)%
                28,477         $282,432          0.85%            --
  2007              --               --            --         (2.32)%
                    --               --            --         (3.68)%
                28,985         $444,440          1.31%            --
  2006              --               --            --          17.12%
                    --               --            --          15.48%
                29,757         $475,296          1.32%            --
  2005              --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          1.15%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          2.47%            --
EQ/T. Rowe Price Growth Stock (i)
---------------------------------
  2008              --               --            --        (42.51)%
                    --               --            --        (43.33)%
                19,024         $167,244            --             --
  2007              --               --            --           6.67%
                    --               --            --           5.24%
                17,951         $291,072          0.13%            --
  2006              --               --            --         (4.49)%
                    --               --            --         (5.83)%
                 3,277         $ 51,291            --             --
  2005              --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/Templeton Growth
-------------------
  2008              --               --            --        (41.15)%
                    --               --            --        (41.95)%
                23,768         $149,788          1.56%            --
  2007              --               --            --           1.58%
                    --               --            --           0.09%
                26,167         $282,910          0.63%            --
  2006              --               --            --           7.86%
                    --               --            --           7.39%
                 6,220         $ 66,882          0.46%            --
EQ/UBS Growth and Income
------------------------
  2008              --               --            --        (40.36)%
                    --               --            --        (41.15)%
                14,961         $ 48,057          1.26%            --
  2007              --               --            --           0.60%
                    --               --            --         (0.67)%
                15,122         $ 84,474          0.85%            --
  2006              --               --            --          13.58%
                    --               --            --          11.99%
                11,683         $ 70,569          0.90%            --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005   Lowest contract charge 0.50% Class B (c)      $  5.90
         Highest contract charge 1.90% Class B (c)     $  5.33
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  5.44
         Highest contract charge 1.90% Class B (c)     $  4.99
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  7.36
         Highest contract charge 1.90% Class B (d)     $  6.99
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 11.73
         Highest contract charge 1.90% Class B (d)     $ 11.30
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 12.10
         Highest contract charge 1.90% Class B (d)     $ 11.81
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 10.49
         Highest contract charge 1.90% Class B (d)     $ 10.39
         All contract charges                               --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.25
         Highest contract charge 1.90% Class B         $ 10.43
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 28.86
         Highest contract charge 1.90% Class B         $ 24.92
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 20.43
         Highest contract charge 1.90% Class B         $ 17.89
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 14.98
         Highest contract charge 1.90% Class B         $ 13.30
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.34
         Highest contract charge 1.90% Class B         $ 10.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (d)      $  8.64
         Highest contract charge 1.90% Class B (d)     $  8.20
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (d)      $ 16.48
         Highest contract charge 1.90% Class B (d)     $ 15.87
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (d)      $ 13.53
         Highest contract charge 1.90% Class B (d)     $ 13.21
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (d)      $ 12.44
         Highest contract charge 1.90% Class B (d)     $ 12.33



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/UBS Growth and Income (Continued)
------------------------------------
  2005              --                --           --           8.46%
                    --                --           --           6.94%
                 6,468        $   35,639         1.24%            --
  2004              --                --           --          11.67%
                    --                --           --          11.38%
                   449        $    2,306         3.51%            --
EQ/Van Kampen Comstock
----------------------
  2008              --                --           --        (37.25)%
                    --                --           --        (38.14)%
                26,088        $  185,024         1.98%            --
  2007              --                --           --         (3.06)%
                    --                --           --         (4.32)%
                25,019        $  285,776         1.63%            --
  2006              --                --           --          15.33%
                    --                --           --          13.71%
                21,516        $  255,976         3.07%            --
  2005              --                --           --           4.88%
                    --                --           --           3.90%
                 9,231        $   96,174         2.07%            --
EQ/Van Kampen Emerging Markets Equity
-------------------------------------
  2008              --                --           --        (57.55)%
                    --                --           --        (58.15)%
                53,574        $  696,118         0.15%           --
  2007              --                --           --          41.26%
                    --                --           --          39.30%
                53,185        $1,627,247           --             --
  2006              --                --           --          36.37%
                    --                --           --          34.46%
                47,631        $1,034,450         0.45%            --
  2005              --                --           --          32.12%
                    --                --           --          30.27%
                38,941        $  606,208         0.63%            --
  2004              --                --           --          23.06%
                    --                --           --          21.33%
                26,330        $  296,336         0.74%            --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2008              --                --           --        (47.57)%
                    --                --           --        (48.33)%
                25,257        $  210,339           --             --
  2007              --                --           --          21.80%
                    --                --           --          20.14%
                19,555        $  313,835         0.33%            --
  2006              --                --           --           8.71%
                    --                --           --           7.19%
                 8,738        $  116,309         0.47%            --
  2005              --                --           --          24.44%
                    --                --           --          23.28%

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
         Unit Value 1.20% to 1.70%*
  2008   Lowest contract charge 1.20% Class B (m)      $  5.01
         Highest contract charge 1.70% Class B (m)     $  4.97
         All contract charges                               --
  2007   Lowest contract charge 1.20% Class B (m)      $  8.29
         Highest contract charge 1.70% Class B (m)     $  8.27
         All contract charges                               --
Multimanager Aggressive Equity
------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 41.97
         Highest contract charge 1.90% Class B         $ 30.32
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 79.11
         Highest contract charge 1.90% Class B         $ 57.97
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 71.38
         Highest contract charge 1.90% Class B         $ 53.06
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 68.25
         Highest contract charge 1.90% Class B         $ 51.46
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 63.39
         Highest contract charge 1.90% Class B         $ 48.47
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 12.94
         Highest contract charge 1.90% Class B         $ 11.72
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 12.69
         Highest contract charge 1.90% Class B         $ 11.66
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.01
         Highest contract charge 1.90% Class B         $ 11.19
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 11.63
         Highest contract charge 1.90% Class B         $ 10.99
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.49
         Highest contract charge 1.90% Class B         $ 11.01
         All contract charges                               --
Multimanager Health Care
------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.96
         Highest contract charge 1.90% Class B         $  9.02
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 13.68
         Highest contract charge 1.90% Class B         $ 12.56
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 12.61
         Highest contract charge 1.90% Class B         $ 11.75
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.06
         Highest contract charge 1.90% Class B         $ 11.39
         All contract charges                               --


                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Van Kampen Real Estate (k) (m)
---------------------------------
  2008              --               --            --        (39.57)%
                    --               --            --        (39.90)%
                58,364         $290,993          2.49%            --
  2007              --               --            --        (17.10)%
                    --               --            --        (17.30)%
                54,475         $451,152          1.00%            --
Multimanager Aggressive Equity
------------------------------
  2008              --               --            --        (46.95)%
                    --               --            --        (47.70)%
                 5,087         $ 67,727          0.36%            --
  2007              --               --            --          10.83%
                    --               --            --           9.25%
                 4,950         $134,774            --             --
  2006              --               --            --           4.59%
                    --               --            --           3.12%
                 5,287         $139,296            --             --
  2005              --               --            --           7.66%
                    --               --            --           6.15%
                 3,925         $127,148            --             --
  2004              --               --            --          11.54%
                    --               --            --           9.97%
                 3,203         $119,925            --             --
Multimanager Core Bond
----------------------
  2008              --               --            --           1.97%
                    --               --            --           0.51%
                62,629         $734,371          4.89%            --
  2007              --               --            --           5.66%
                    --               --            --           4.20%
                55,947         $653,841          4.09%            --
  2006              --               --            --           3.25%
                    --               --            --           1.80%
                58,160         $651,206          4.11%            --
  2005              --               --            --           1.20%
                    --               --            --         (0.18)%
                57,425         $631,231          3.47%            --
  2004              --               --            --           3.37%
                    --               --            --           1.91%
                55,151         $609,072          3.24%            --
Multimanager Health Care
------------------------
  2008              --               --            --        (27.19)%
                    --               --            --        (28.18)%
                25,001         $241,324            --             --
  2007              --               --            --           8.49%
                    --               --            --           6.89%
                23,993         $320,884            --             --
  2006              --               --            --           4.61%
                    --               --            --           3.14%
                23,416         $290,818          1.05%            --
  2005              --               --            --           6.43%
                    --               --            --           4.93%
                20,668         $246,216          2.61%            --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Health Care (Continued)
------------------------------------
  2004   Lowest contract charge 0.50% Class B       $ 11.33               --               --            --         11.57%
         Highest contract charge 1.90% Class B      $ 10.86               --               --            --         10.00%
         All contract charges                            --           17,556         $196,381          4.12%           --
Multimanager High Yield
-----------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 30.12               --               --            --       (23.90)%
         Highest contract charge 1.90% Class B      $ 22.06               --               --            --       (24.94)%
         All contract charges                            --           36,664         $531,727          8.68%           --
  2007   Lowest contract charge 0.50% Class B       $ 39.58               --               --            --          2.62%
         Highest contract charge 1.90% Class B      $ 29.39               --               --            --          1.17%
         All contract charges                            --           45,225         $879,446          7.17%           --
  2006   Lowest contract charge 0.50% Class B       $ 38.57               --               --            --          9.38%
         Highest contract charge 1.90% Class B      $ 29.05               --               --            --          7.85%
         All contract charges                            --           46,730         $935,762          6.95%           --
  2005   Lowest contract charge 0.50% Class B       $ 35.26               --               --            --          2.55%
         Highest contract charge 1.90% Class B      $ 26.94               --               --            --          1.11%
         All contract charges                            --           43,908         $877,332          7.68%           --
  2004   Lowest contract charge 0.50% Class B       $ 34.38               --               --            --          8.13%
         Highest contract charge 1.90% Class B      $ 26.64               --               --            --          6.61%
         All contract charges                            --           37,966         $860,727          6.76%           --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $ 10.39               --               --            --       (47.47)%
         Highest contract charge 1.90% Class B      $  9.41               --               --            --       (48.21)%
         All contract charges                            --           34,884         $355,985          1.57%           --
  2007   Lowest contract charge 0.50% Class B       $ 19.78               --               --            --         11.88%
         Highest contract charge 1.90% Class B      $ 18.17               --               --            --         10.25%
         All contract charges                            --           34,725         $680,288          0.73%           --
  2006   Lowest contract charge 0.50% Class B       $ 17.68               --               --            --         24.69%
         Highest contract charge 1.90% Class B      $ 16.48               --               --            --         22.94%
         All contract charges                            --           32,231         $568,482          2.23%           --
  2005   Lowest contract charge 0.50% Class B       $ 14.18               --               --            --         14.87%
         Highest contract charge 1.90% Class B      $ 13.40               --               --            --         13.25%
         All contract charges                            --           23,219         $328,766          4.06%           --
  2004   Lowest contract charge 0.50% Class B       $ 12.35               --               --            --         17.32%
         Highest contract charge 1.90% Class B      $ 11.83               --               --            --         15.67%
         All contract charges                            --           19,713         $242,452          2.40%           --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B       $  8.09               --               --            --       (39.85)%
         Highest contract charge 1.90% Class B      $  7.33               --               --            --       (40.65)%
         All contract charges                            --           12,279         $ 96,551          0.52%           --
  2007   Lowest contract charge 0.50% Class B       $ 13.45               --               --            --          4.51%
         Highest contract charge 1.90% Class B      $ 12.35               --               --            --          3.00%
         All contract charges                            --           13,471         $177,274          0.41%           --
  2006   Lowest contract charge 0.50% Class B       $ 12.87               --               --            --         13.01%
         Highest contract charge 1.90% Class B      $ 11.99               --               --            --         11.43%
         All contract charges                            --           13,690         $173,297          0.60%           --
  2005   Lowest contract charge 0.50% Class B       $ 11.39               --               --            --          6.20%
         Highest contract charge 1.90% Class B      $ 10.76               --               --            --          4.71%
         All contract charges                            --           13,468         $151,342          0.79%           --
  2004   Lowest contract charge 0.50% Class B       $ 10.72               --               --            --          9.13%
         Highest contract charge 1.90% Class B      $ 10.28               --               --            --          7.59%
         All contract charges                            --           12,820         $135,571          2.46%           --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.05                --               --            --       (45.64)%
         Highest contract charge 1.90% Class B     $  5.48                --               --            --       (46.43)%
         All contract charges                           --            27,165         $166,651            --            --
  2007   Lowest contract charge 0.50% Class B      $ 11.13                --               --            --         10.64%
         Highest contract charge 1.90% Class B     $ 10.23                --               --            --          9.18%
         All contract charges                           --            28,454         $322,415            --            --
  2006   Lowest contract charge 0.50% Class B      $ 10.06                --               --            --        (0.39)%
         Highest contract charge 1.90% Class B     $  9.37                --               --            --        (1.79)%
         All contract charges                           --            30,036         $306,984            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.10                --               --            --          6.95%
         Highest contract charge 1.90% Class B     $  9.54                --               --            --          5.45%
         All contract charges                           --            28,903         $295,667            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.44                --               --            --          6.13%
         Highest contract charge 1.90% Class B     $  9.05                --               --            --          4.64%
         All contract charges                           --            29,040         $275,157            --            --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  9.62                --               --            --       (37.73)%
         Highest contract charge 1.90% Class B     $  8.71                --               --            --       (38.62)%
         All contract charges                           --            37,613         $353,373          1.40%           --
  2007   Lowest contract charge 0.50% Class B      $ 15.45                --               --            --          3.07%
         Highest contract charge 1.90% Class B     $ 14.19                --               --            --          1.65%
         All contract charges                           --            38,402         $583,473          1.08%           --
  2006   Lowest contract charge 0.50% Class B      $ 14.99                --               --            --         18.73%
         Highest contract charge 1.90% Class B     $ 13.96                --               --            --         17.06%
         All contract charges                           --            39,025         $577,966          2.82%           --
  2005   Lowest contract charge 0.50% Class B      $ 12.62                --               --            --          6.56%
         Highest contract charge 1.90% Class B     $ 11.93                --               --            --          5.07%
         All contract charges                           --            35,233         $440,121          3.02%           --
  2004   Lowest contract charge 0.50% Class B      $ 11.84                --               --            --         13.85%
         Highest contract charge 1.90% Class B     $ 11.35                --               --            --         12.25%
         All contract charges                           --            29,242         $342,105          6.81%           --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  7.13                --               --            --       (43.86)%
         Highest contract charge 1.90% Class B     $  6.46                --               --            --       (44.64)%
         All contract charges                           --            29,642         $216,713            --            --
  2007   Lowest contract charge 0.50% Class B      $ 12.70                --               --            --         11.31%
         Highest contract charge 1.90% Class B     $ 11.67                --               --            --          9.78%
         All contract charges                           --            31,721         $414,209            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.41                --               --            --          9.07%
         Highest contract charge 1.90% Class B     $ 10.63                --               --            --          7.54%
         All contract charges                           --            35,038         $410,676          0.51%           --
  2005   Lowest contract charge 0.50% Class B      $ 10.46                --               --            --          7.84%
         Highest contract charge 1.90% Class B     $  9.88                --               --            --          6.33%
         All contract charges                           --            35,078         $374,043          1.58%           --
  2004   Lowest contract charge 0.50% Class B      $  9.70                --               --            --         11.17%
         Highest contract charge 1.90% Class B     $  9.30                --               --            --          9.61%
         All contract charges                           --            35,482         $346,528          1.55%           --

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $  9.22
         Highest contract charge 1.90% Class B         $  8.35
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 14.47
         Highest contract charge 1.90% Class B         $ 13.29
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 14.53
         Highest contract charge 1.90% Class B         $ 13.54
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 12.73
         Highest contract charge 1.90% Class B         $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 11.92
         Highest contract charge 1.90% Class B         $ 11.42
         All contract charges                               --
Multimanager Small Cap Growth (j)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B (c)      $  5.60
         Highest contract charge 1.90% Class B (c)     $  4.85
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B (c)      $  9.72
         Highest contract charge 1.90% Class B (c)     $  8.55
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)      $  9.42
         Highest contract charge 1.90% Class B (c)     $  8.40
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (c)      $  8.59
         Highest contract charge 1.90% Class B (c)     $  7.77
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (c)      $  8.04
         Highest contract charge 1.90% Class B (c)     $  7.37
         All contract charges                               --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B          $ 11.78
         Highest contract charge 1.90% Class B         $ 10.08
         All contract charges                               --
  2007   Lowest contract charge 0.50% Class B          $ 19.06
         Highest contract charge 1.90% Class B         $ 16.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B          $ 21.25
         Highest contract charge 1.90% Class B         $ 18.70
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B          $ 18.39
         Highest contract charge 1.90% Class B         $ 16.42
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B          $ 17.65
         Highest contract charge 1.90% Class B         $ 15.99
         All contract charges                               --



                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
                (000s)          (000s)     Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
Multimanager Mid Cap Value
--------------------------
  2008              --               --            --        (36.28)%
                    --               --            --        (37.17)%
                26,245         $234,379          0.46%            --
  2007              --               --            --         (0.41)%
                    --               --            --         (1.85)%
                27,826         $392,988            --             --
  2006              --               --            --          14.16%
                    --               --            --          12.56%
                30,733         $438,437          1.72%            --
  2005              --               --            --           6.81%
                    --               --            --           5.31%
                29,548         $370,654          6.98%            --
  2004              --               --            --          14.61%
                    --               --            --          13.00%
                30,025         $353,096          4.10%            --
Multimanager Small Cap Growth (j)
---------------------------------
  2008              --               --            --        (42.39)%
                    --               --            --        (43.27)%
                28,780         $135,528            --             --
  2007              --               --            --           3.18%
                    --               --            --           1.79%
                28,681         $242,159            --             --
  2006              --               --            --           9.66%
                    --               --            --           8.12%
                17,157         $147,393          1.40%            --
  2005              --               --            --           6.95%
                    --               --            --           5.45%
                 9,010         $ 72,375          3.58%            --
  2004              --               --            --          14.09%
                    --               --            --          13.79%
                   388         $  2,939            --             --
Multimanager Small Cap Value
----------------------------
  2008              --               --            --        (38.20)%
                    --               --            --        (39.06)%
                39,759         $368,923          0.24%            --
  2007              --               --            --        (10.31)%
                    --               --            --        (11.55)%
                47,546         $723,958          0.29%            --
  2006              --               --            --          15.53%
                    --               --            --          13.91%
                57,348         $992,117          5.49%            --
  2005              --               --            --           4.16%
                    --               --            --           2.70%
                56,358         $874,837          4.46%            --
  2004              --               --            --          16.52%
                    --               --            --          14.88%
                52,025         $811,982          6.15%            --

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2008


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment         Total
                                                  Units value         (000s)          (000s)     Income ratio**     Return***
                                                 ------------- ------------------- ------------ ---------------- --------------
Multimanager Technology (b)
---------------------------
         Unit Value 0.50% to 1.90%*
  2008   Lowest contract charge 0.50% Class B      $  6.85                --               --            --       (47.35)%
         Highest contract charge 1.90% Class B     $  6.20                --               --            --       (48.12)%
         All contract charges                           --            27,756         $192,697            --            --
  2007   Lowest contract charge 0.50% Class B      $ 13.01                --               --            --         17.63%
         Highest contract charge 1.90% Class B     $ 11.95                --               --            --         15.91%
         All contract charges                           --            28,291         $373,990            --            --
  2006   Lowest contract charge 0.50% Class B      $ 11.06                --               --            --          6.76%
         Highest contract charge 1.90% Class B     $ 10.31                --               --            --          5.26%
         All contract charges                           --            24,173         $271,064            --            --
  2005   Lowest contract charge 0.50% Class B      $ 10.36                --               --            --         10.71%
         Highest contract charge 1.90% Class B     $  9.79                --               --            --          9.16%
         All contract charges                           --            24,317         $253,676            --            --
  2004   Lowest contract charge 0.50% Class B      $  9.36                --               --            --          4.46%
         Highest contract charge 1.90% Class B     $  8.97                --               --            --          2.99%
         All contract charges                           --            24,512         $228,436          0.93%           --

----------
(a) Units were made available for sale on February 13, 2004.
(b) A substitution of Multimanager Technology for EQ/Technology occurred on May 14, 2004.
(c) Units were made available for sale on October 25, 2004.
(d) Units were made available for sale on May 9, 2005.
(e) Units were made available for sale on October 17, 2005.
(f) Units were made available for sale on September 18, 2006.
(g) A substitution of EQ/AXA Rosenberg Long/Short Equity for Laudus Rosenberg VIT Long/Short Equity occurred on November 17, 2006.
(h) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(i) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(j) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(k) A substitution of EQ/Van Kampen Real Estate was made for U.S. Real Estate on August 17, 2007.
(l) A substitution of EQ/Large Cap Value PLUS was made for
    EQ/AllianceBernstein Growth and Income on August 17, 2007.
(m) Units were made available for sale on August 17, 2007.
(n) Units were made available for sale on May 29, 2007.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.20%, 1.70%, and 1.90% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-104

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                      AXA EQUITABLE LIFE INSURANCE COMPANY



 Report of Independent Registered Public Accounting Firm..................  F-1


 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2008 and 2007................  F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2008, 2007 and 2006.................  F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2008,
     2007 and 2006........................................................  F-5
   Notes to Consolidated Financial Statements.............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable adopted a framework for measuring fair value on January 1, 2008. Also, AXA Equitable changed its method of accounting for uncertainty in income taxes on January 1, 2007 and for defined benefit pension and other postretirement plans on December 31, 2006.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 13, 2009

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                                                                                   2008                 2007
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.............  $     23,831.0       $     27,159.5
   Mortgage loans on real estate............................................         3,673.9              3,730.6
   Equity real estate, held for the production of income....................           370.3                381.7
   Policy loans.............................................................         3,700.3              3,938.8
   Other equity investments.................................................         1,646.8              1,820.3
   Trading securities......................................................            322.7                573.3
   Other invested assets....................................................         1,501.4              1,000.9
                                                                              -----------------    -----------------
     Total investments......................................................        35,046.4             38,605.1
Cash and cash equivalents...................................................         2,403.9              1,173.2
Cash and securities segregated, at estimated fair value.....................         2,572.6              2,370.0
Broker-dealer related receivables...........................................         1,020.4              1,623.5
Deferred policy acquisition costs...........................................         7,482.0              9,019.3
Goodwill and other intangible assets, net...................................         3,702.4              3,724.6
Amounts due from reinsurers.................................................         2,897.2              2,890.6
Loans to affiliates.........................................................           588.3                638.3
Other assets................................................................        12,926.0              3,341.8
Separate Accounts' assets...................................................        67,627.0             96,539.6
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    136,266.2       $    159,926.0
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,742.5       $     25,168.2
Future policy benefits and other policyholders liabilities..................        17,733.1             14,304.7
Broker-dealer related payables..............................................           485.5                595.1
Customers related payables..................................................         2,753.1              2,722.2
Amounts due to reinsurers...................................................            64.2              1,119.5
Short-term and long-term debt...............................................           484.6                982.0
Loans from affiliates.......................................................         1,325.0                325.0
Income taxes payable........................................................         3,813.2              3,398.9
Other liabilities...........................................................         2,842.5              1,963.2
Separate Accounts' liabilities..............................................        67,627.0             96,539.6
Minority interest in equity of consolidated subsidiaries....................         2,896.9              2,478.9
Minority interest subject to redemption rights..............................           135.0                142.7
                                                                              -----------------    -----------------
     Total liabilities......................................................       124,902.6            149,740.0
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................             2.5                  2.5
Capital in excess of par value..............................................         5,184.1              5,265.4
Retained earnings...........................................................         8,412.6              5,186.0
Accumulated other comprehensive loss........................................        (2,235.6)              (267.9)
                                                                              -----------------    -----------------
     Total shareholder's equity.............................................        11,363.6             10,186.0
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    136,266.2       $    159,926.0
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    2,951.7       $     2,741.7      $     2,252.7
Premiums......................................................          758.6               804.9              817.8
Net investment income.........................................        9,093.7             2,688.4            2,389.2
Investment (losses) gains, net................................         (338.5)               (7.2)              46.9
Commissions, fees and other income............................        6,115.8             5,180.6            4,373.0
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................       18,581.3            11,408.4            9,879.6
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        4,702.6             1,998.5            1,960.5
Interest credited to policyholders' account balances..........        1,065.3             1,065.2            1,082.5
Compensation and benefits.....................................        1,989.1             2,453.2            2,090.4
Commissions...................................................        1,437.1             1,744.2            1,394.4
Distribution plan payments....................................          274.4               335.1              292.9
Amortization of deferred sales commissions....................           79.1                95.5              100.4
Interest expense..............................................           58.5                72.0               70.4
Amortization of deferred policy acquisition costs.............        3,484.7             1,099.2              689.3
Capitalization of deferred policy acquisition costs...........       (1,394.1)           (1,719.3)          (1,363.4)
Rent expense..................................................          246.6               224.3              204.1
Amortization of other intangible assets.......................           23.7                23.2               23.6
Other operating costs and expenses............................        1,196.0             1,317.9            1,254.2
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................       13,163.0             8,709.0            7,799.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        5,418.3             2,699.4            2,080.3
Income taxes..................................................       (1,701.9)             (759.8)            (424.5)
Minority interest in net income of consolidated subsidiaries..         (470.0)             (702.9)            (608.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        3,246.4             1,236.7            1,047.5
(Losses) earnings from discontinued operations,
   net of income taxes........................................          (26.1)               (5.9)              31.2
Gains (losses) on disposal of discontinued operations,
   net of income taxes........................................            6.3                 2.8               (1.9)
                                                                -----------------  -----------------  -----------------
NET EARNINGS..................................................   $    3,226.6       $     1,233.6      $     1,076.8
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        5,265.4            5,139.6            4,976.3
Changes in capital in excess of par value.........................          (81.3)             125.8              163.3
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        5,184.1            5,265.4            5,139.6
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        5,186.0            4,507.6            4,030.8
Cumulative effect adjustment to adopt FIN 48......................            -                 44.8                -
                                                                   -----------------   ----------------   ----------------
Retained earnings, beginning of year as adjusted..................        5,186.0            4,552.4            4,030.8
Net earnings......................................................        3,226.6            1,233.6            1,076.8
Dividends on common stock.........................................            -               (600.0)            (600.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        8,412.6            5,186.0            4,507.6
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive (loss) income,
   beginning of year..............................................         (267.9)            (167.3)             432.3
Other comprehensive loss .........................................       (1,967.7)            (100.6)            (150.1)
Adjustment to initially apply SFAS No.158, net of income taxes ...            -                  -               (449.5)
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive loss, end of year.................       (2,235.6)            (267.9)            (167.3)
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $    11,363.6       $   10,186.0       $    9,482.4
                                                                   =================   ================   ================


                                                                         2008               2007               2006
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME

Net earnings....................................................    $      3,226.6      $    1,233.6       $    1,076.8
                                                                   -----------------   ----------------   ----------------
Change in unrealized losses, net of
   reclassification adjustment..................................          (1,374.4)           (178.6)            (150.1)
Defined benefit plans:
   Net (loss) gain arising during year..........................            (620.4)             38.8                -
   Prior service cost arising during year.......................               -                 1.7                -
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost...              30.8              41.2                -
     Amortization of net prior service credit
       included in net periodic cost............................              (3.7)             (3.6)               -
     Amortization of net transition asset.......................               -                 (.1)               -
                                                                   -----------------   ----------------   ----------------
     Other comprehensive income - defined benefit plans.........            (593.3)             78.0                -
                                                                   -----------------   ----------------   ----------------

Other comprehensive loss........................................          (1,967.7)           (100.6)            (150.1)
                                                                   -----------------   ----------------   ----------------

COMPREHENSIVE INCOME............................................    $      1,258.9      $    1,133.0       $      926.7
                                                                   =================   ================   ================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                       2008                2007               2006
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)
Net earnings..................................................    $     3,226.6       $    1,233.6       $     1,076.8
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.3            1,065.2             1,082.5
  Universal life and investment-type product
     policy fee income........................................         (2,951.7)          (2,741.7)           (2,252.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................            618.9               98.5               117.2
  Net investment income related to derivative instruments.....         (7,302.1)             (86.6)              302.4
  Change in reinsurance recoverable with affiliate............         (6,351.5)               -                   -
  Investment losses (gains), net..............................            338.5                7.2               (46.9)
  Change in segregated cash and securities, net...............           (202.6)            (360.3)             (245.0)
  Change in deferred policy acquisition costs.................          2,090.6             (620.1)             (674.1)
  Change in future policy benefits............................          2,398.0               95.4                52.7
  Change in income taxes payable..............................          1,135.0              532.9               425.9
  Minority interest in net income of consolidated subsidiaries            470.0              686.3               599.9
  Change in fair value of guaranteed minimum income
     benefit reinsurance contracts............................         (1,566.8)              (6.9)               14.8
  Amortization of deferred sales commissions..................             79.1               95.5               100.4
  Other depreciation and amortization.........................            140.4              133.8               144.9
  Amortization of other intangible assets, net................             23.7               23.2                23.6
  (Gains) losses on disposal of discontinued operations.......             (6.3)              (2.8)                1.9
  Change in accounts payable and accrued expenses.............           (187.7)             102.6                85.5
  Other, net..................................................             75.3               81.6                61.1
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by operating activities...........         (6,907.3)             337.4               870.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities
     and mortgage loans.......................................          1,727.5            2,143.1             2,962.2
  Sales of investments........................................            796.2            2,356.5             1,536.9
  Sale of AXA Equitable Life and Annuity......................             60.8                -                   -
  Purchases of investments....................................         (2,106.8)          (3,525.3)           (4,262.3)
  Cash settlements related to derivative instruments..........          5,337.0              (98.3)                -
  Change in short-term investments............................             29.3              107.0                65.6
  Decrease in loans to affiliates.............................              -                400.0                 -
  Increase in loans to affiliates.............................              -               (650.0)                -
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (163.1)            (205.0)             (146.1)
  Other, net..................................................            155.9              (91.2)             (390.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) investing activities...........          5,836.8              436.8              (234.1)
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                    CONTINUED

                                                                      2008               2007               2006
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    4,384.5       $     4,102.1      $     3,865.2
    Withdrawals from and transfers to Separate Accounts.......       (2,602.8)           (3,831.7)          (3,569.1)
  Change in short-term financings.............................         (497.8)              199.0              327.7
  Repayments of long-term debt ...............................            -                   -               (400.0)
  Increase in collateralized pledged liabilities..............          568.7                 -                  -
  Proceeds from loans from affiliates.........................        1,000.0                 -                  -
  Shareholder dividends paid..................................            -                (600.0)            (600.0)
  Other, net..................................................         (551.4)             (592.6)            (206.5)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........        2,301.2              (723.2)            (582.7)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,230.7                51.0               54.1
Cash and cash equivalents, beginning of year..................        1,173.2             1,122.2            1,068.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,403.9       $     1,173.2      $     1,122.2
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       34.4       $        52.6      $        59.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      257.3       $       178.1      $       (40.8)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"), formerly AXA Life and Annuity Company. On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research services by means of independent, fundamental research, portfolio strategy and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private units in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. At December 31, 2008 and 2007, the Company's consolidated economic interest in AllianceBernstein was 37.4% and 45.5%, respectively. At December 31, 2008 and 2007, AXA Financial Group's beneficial ownership in AllianceBernstein was approximately 62.4% and 63.2%, respectively. Minority interest subject to redemption rights on the consolidated balance sheets represents the remaining private AllianceBernstein Units still held by former Bernstein shareholders. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2008 and 2007, respectively, the Insurance Group's General Account held $1.8 million and $5.7 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities - Revised". At December 31, 2008 and 2007, respectively, as reported in the consolidated balance sheet, these investments included $0.8 million and $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2008 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2008, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $61.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2008," "2007" and "2006" refer to the years ended December 31, 2008, 2007 and 2006, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        On January 12, 2009, the FASB issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20", amending EITF Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interests and Beneficial Interests That Continue to be Held by a Transferor in Securitized Financial Assets". The FSP broadens the other-than-temporary impairment assessment for interests in securitized financial assets within the scope of EITF 99-20 to conform to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. FSP EITF 99-20-1 is effective prospectively for interim and annual reporting periods ending after December 15, 2008 and application to prior periods is not permitted. At December 31, 2008, debt securities with amortized cost and fair values of approximately $1,616.8 million and $1,156.3 million comprised the population subject to this amendment. Adoption of the FSP did not have an impact on the Company's consolidated results of operations or financial position.

        Effective January 1, 2008, Statement of Financial Accounting Standards ("SFAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115," permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.

        Effective January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is defined under SFAS No. 157 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's adoption of SFAS No. 157 at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. The increase in the GMIB reinsurance asset's fair value under SFAS No. 157 was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of SFAS No. 157.

        On February 12, 2008, the FASB issued FSP SFAS No. 157-2, which deferred the effective date of SFAS No. 157 for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delays until December 31, 2009 the application of SFAS No. 157 to the Company's annual impairment testing of goodwill and other intangible assets but would require adoption in an earlier interim period in 2009 if circumstances would be indicative of an impairment event. Management does not anticipate adoption of this FSP to have significant impact on the methodologies used to measure fair value for these impairment assessments.

        On October 10, 2008, the FASB issued FSP SFAS No. 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active," which clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP SFAS No. 157-3 was effective upon issuance, including prior periods for which financial statements have not been issued. Significant liquidity constraints that emerged in fourth quarter 2008 in the market for commercial mortgage-backed securities ("CMBS") resulted in the Company's adoption of this clarification for purpose of measuring the fair value of its CMBS portfolio at December 31, 2008. As a result, management concluded that an adjusted discounted cash flow methodology that maximizes the use of relevant observable inputs would produce a more representative measure of the fair value of CMBS at December 31, 2008 as compared to matrix pricing and broker quotes used at prior measurement dates and that now would require significant adjustments. The determination of fair value also considered the very limited, yet observable, CMBS transactions that occurred in fourth quarter 2008. At December 31, 2008, the fair value of the Company's CMBS portfolio was $1,674.7 million.

        Effective January 1, 2008, the Company adopted SFAS No. 141(R), "Business Combinations (revised 2007)" to be applied prospectively for all future acquisitions. While retaining the requirement of SFAS No. 141, "Business Combinations," to use purchase accounting for all business combinations, SFAS No. 141(R)'s new rules include the following:
           o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control even if it has not acquired 100% of the target company,
           o Contingent considerations will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred, and
           o The requirements in SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities," must be met at the acquisition date in order to accrue for a restructuring plan.

        In June 2007, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2008, the FASB issued FSP SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the FASB time to consider a number of significant issues relating to the implementation of SOP 07-1.

        Effective January 1, 2007, and as more fully described in Note 15 herein, the Company adopted FIN 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, the Company recognized a $44.8 million cumulative-effect adjustment that increased January 1, 2007 retained earnings reflecting a decrease in the amount of unrecognized tax benefits.

        On January 1, 2007, the Company adopted the AICPA's SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract.

        Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on the Company's consolidated results of operations or financial position.

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or underfunded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 did not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million impact of initial adoption, net of income tax and minority interest, was reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension and other postretirement plans at December 31, 2006 reduced total assets by approximately $684.2 million principally due to the $684.2 million reduction of prepaid pension cost, and decreased total liabilities by approximately $234.7 million. The change in liabilities resulted principally from the $242.7 million decrease in income taxes payable partially offset by an increase of $12.0 million in benefit plan liabilities.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 had no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment," which requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 was $81.8 million lower and consolidated net earnings for 2006 was $52.5 million lower than if these plans had continued to be accounted for under APB No. 25.

        The Company used the "modified prospective method," applying the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. Beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        The Company also elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the FASB in FSP FAS No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under U.S. GAAP. In the event that a shortfall of tax benefits occurs during a reporting period (i.e., tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2008, 2007 and 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        New Accounting Pronouncements
        -----------------------------

        On December 30, 2008, the FASB issued FSP FAS 132(R)-1, "Disclosures about Employers' Postretirement Benefit Plan Assets". The FSP amended FAS. 132(R), "Disclosure about Plan Assets," to require additional disclosures about assets held in an employer's defined benefit pension or other postretirement plans, including disclosures about fair value measures similar to those of SFAS No. 157. The FSP is effective prospectively for fiscal years ending after December 15, 2009.

        On March 19, 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133," which requires enhanced disclosures of an entity's objectives and strategies for using derivatives, including tabular presentation of fair value amounts, gains and losses, and related hedged items, with appropriate cross-referencing to the financial statements. SFAS No. 161 is effective for interim and annual reporting periods beginning January 1, 2009.

        On December 4, 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51". SFAS No. 160 will:
            o Recharacterize minority interests, currently classified within liabilities, as noncontrolling interests to be reported as a component of consolidated equity on the balance sheet,
            o Include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests, and
            o Account for increases and decreases in noncontrolling interests as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests being accounted for as a change to the controlling entity's equity instead of as current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized.

        SFAS No. 160 is effective prospectively for fiscal years beginning on or after December 15, 2008 except for its specific transition provisions for retroactive adoption of the balance sheet and income statement presentation and disclosure requirements for existing minority interests. Management currently is assessing the impacts of adoption, including adjustments that will be required in the consolidated financial statements to conform the presentations of minority interest in the equity and net income of AllianceBernstein and the recognition of changes in the Company's ownership interest. In 2009, the Emerging Issues Task Force will consider a topic entitled "Consideration of an Insurer's Accounting for Majority Owned Investments When the Ownership Is Through a Separate Account". This issue will consider the treatment of Separate Account arrangements that involve ownership by the Separate Account of more than 50% of its mutual fund shares.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under FIN 46(R) are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in Shareholder's equity.

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2008 and 2007, the carrying value of COLI was $687.3 million and $770.7 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are stated at amortized cost that approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value has been determined to approximate fair value.

        All securities owned including United States government and agency securities, mortgage-backed securities and futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, interest rate swaps, futures contracts and options positions. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit for Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company currently utilizes a combination of futures contracts and interest rate swap and floor contracts to hedge such risks. However, for both GMDB and GMIB, the Company retains basis and volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure as well as the GWBL features are considered derivatives for accounting purposes, and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings, while changes related to the GWBL fair values are reported in Policyholder's benefits. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 herein.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, credited interest rates and dividends could be adjusted prospectively subject to minimum rate guarantees. To hedge exposure to lower interest rates for these and other reasons, the Company may use interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company may enter into derivative contracts to minimize such risk.

        The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, such credit exposure is limited to the fair value of the derivative instruments at the reporting date. All derivatives outstanding at December 31, 2008 and 2007 are recognized on the balance sheet at their fair values. The Company controls and minimizes its counterparty exposure. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated A+ or better by Moody's and Standard and Poor's rating agencies. In addition, as further described in Note 3, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. All outstanding equity-based and treasury futures contracts at December 31, 2008 and 2007 were exchange-traded and are marked to market and net settled daily. All gains and losses on derivative financial instruments other than the GMIB reinsurance contracts and the GWBL features liability are reported in Net investment income.

        Net Investment Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        --------------------------------------------------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block's policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        SFAS No. 157 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

            Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
            Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
            Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        Fair value measurements classified as Level 1 include exchange-traded prices of debt and equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. At December 31, 2008, investments classified as Level 2 comprised approximately 24.0% of invested assets measured at fair value on a recurring basis and primarily included U.S. government and agency securities and certain corporate debt securities. As market quotes generally are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values for which the significant inputs are sourced either directly or indirectly from market observable data.

        At December 31, 2008, approximately $419.4 million amortized cost of CMBS securities were transferred from Level 2 to Level 3 classification. Through third quarter 2008, pricing of these securities was sourced from a third party service, whose process placed significant reliance on market trading activity. In fourth quarter 2008, the lack of sufficient observable CMBS trading data and significant volatility in the pricing of isolated trades, made it difficult, at best, to validate prices of CMBS securities below the senior AAA tranche for which limited trading continued. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs. To provide for consideration of fourth quarter market transactions, the fair value measures of these CMBS securities at December 31, 2008 attributed a 10% weighting to the pricing sourced from the third party service. This weighting of multiple valuation techniques is permitted both by SFAS No. 157 and FSP FAS 157-3 and produces a more representative measure of the fair values of these CMBS securities in the circumstances. The fair value of these CMBS securities at December 31, 2008 was approximately $358.2 million. The Level 2 classification continues to include approximately $1,843.0 million AAA-rated mortgage- and asset-backed securities, including AAA senior CMBS, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently volatile, market activity in these sectors.

        Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. In addition to the CMBS securities described above, included in the Level 3 classification at December 31, 2008 were approximately $458.4 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate the pricing of investments classified as Level 3, including back-testing to historical prices, benchmarking to similar securities, and internal review by a valuation committee. Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivatives in accordance with SFAS No. 133. The GMIB reinsurance asset reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the GWBL feature valued as an embedded derivative over a range of market-consistent economic scenarios. The valuation of both the asset and liability just described incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of Separate Account funds.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2008 and 2007.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2008, the average gross short-term and long-term annual return estimate is 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% ((2.3%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2008, current projections of future average gross market returns assume a 9% return for 2009 through 2013, which is within the maximum and minimum limitations.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances in fourth quarter 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, estimated gross profits on a U.S. GAAP basis for certain issue years of the Accumulator(R) product line of variable annuities are expected to be negative due to the recognition of derivative gains in earnings, while the reserves do not fully reflect the immediate impact of equity and interest market fluctuations. Therefore, the amortization method was changed from a methodology that uses the present value of estimated gross profits to the present value of estimated assessments.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2008, the average rate of assumed investment yields, excluding policy loans, was 6.2% grading to 6.0% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and guaranteed minimum accumulation benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 10.9% for life insurance liabilities and from 2.35% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2008, participating policies, including those in the Closed Block, represent approximately 9.73% ($27,200.0 million) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2008, 2007 and 2006, investment results of such Separate Accounts were (losses) gains of $(33,912.8) million, $5,347.4 million and $5,689.1 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2008. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2008 impairment testing performed as of December 31, 2008, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management believes that other intangible assets were not impaired at December 31, 2008.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale: o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2008 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                               AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                  COST             GAINS              LOSSES           FAIR VALUE
                                            ----------------- -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)
        DECEMBER 31, 2008
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   18,913.6      $     223.6        $     1,782.7      $    17,354.5
            Mortgage and Asset Backed......       4,242.8            76.7                 580.0            3,739.5
            U.S. Treasury, government
              and agency securities........       1,061.9            279.7                  -              1,341.6
            States and political
              subdivisions.................        164.7             12.0                   7.7              169.0
            Foreign governments............        256.3             46.5                   5.6              297.2
            Redeemable preferred stock.....       1,571.7             .1                  642.6              929.2
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   26,211.0      $     638.6        $     3,018.6      $    23,831.0
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     31.7        $       -          $         4.9      $        26.8
          Trading securities...............        434.9              .2                  188.6              246.5
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     466.6       $      .2          $       193.5      $       273.3
                                            ================= =================  =================  ================

        December 31, 2007
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................  $   19,495.5      $     586.5        $       290.1      $    19,791.9
            Mortgage and Asset Backed......       4,665.3            52.5                 266.5            4,451.3
            U.S. Treasury, government
              and agency securities........        715.4             51.8                   -                767.2
            States and political
              subdivisions.................        169.8             16.7                    .6              185.9
            Foreign governments............        237.0             41.9                   -                278.9
            Redeemable preferred stock.....       1,730.7            51.3                  97.7            1,684.3
                                            ----------------- -----------------  -----------------  ----------------
              Total Available for Sale.....  $   27,013.7      $     800.7        $       654.9      $    27,159.5
                                            ================= =================  =================  ================

        Equity Securities:
          Available for sale...............  $     25.1        $      .8          $          .1      $        25.8
          Trading securities...............        482.2              8.7                  23.8              467.1
                                            ----------------- -----------------  -----------------  ----------------
        Total Equity Securities............  $     507.3       $      9.5         $        23.9      $       492.9
                                            ================= =================  =================  ================

        At December 31, 2008 and 2007, respectively, the Company had trading fixed maturities with an amortized cost of $79.6 million and $105.3 million and carrying values of $76.2 million and $106.2 million. Gross unrealized gains on trading fixed maturities were $0.1 million and $1.0 million and gross unrealized losses were $3.5 million and $0.1 million for 2008 and 2007, respectively.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The contractual maturity of bonds at December 31, 2008 is shown below:

                                                                  AVAILABLE FOR SALE
                                                          ------------------------------------
                                                             AMORTIZED          ESTIMATED
                                                               COST             FAIR VALUE
                                                          ----------------   -----------------
                                                                     (IN MILLIONS)
        Due in one year or less..........................  $    668.0         $     670.7
        Due in years two through five....................      8,254.4             7,845.7
        Due in years six through ten.....................      7,777.2             7,077.9
        Due after ten years..............................      3,696.9             3,568.0
                                                          ----------------   -----------------
            Subtotal.....................................      20,396.5           19,162.3
        Mortgage and Asset Backed........................      4,242.8             3,739.5
                                                          ----------------   -----------------
        Total  ..........................................  $   24,639.3       $   22,901.8
                                                          ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses the 1,373 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2008:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                  TOTAL
                              ----------------------------  -------------------------------------------------------------
                                                 GROSS                          GROSS                          GROSS
                               ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
                               FAIR VALUE       LOSSES       FAIR VALUE        LOSSES       FAIR VALUE        LOSSES

                              ------------   -------------  -------------  -------------   -------------   --------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate..............  $   8,636.5    $   (1,051.8)  $    3,495.8   $     (730.9)   $   12,132.3    $   (1,782.7)
     Mortgage and
        Asset Backed........        379.9           (26.1)       1,409.6         (553.9)        1,789.5          (580.0)
     U.S. Treasury,
       government and
       agency securities....          -               -              -              -               -               -
     States and political

       subdivisions.........         36.9            (5.2)          17.7           (2.5)           54.6            (7.7)
     Foreign governments....         70.0            (5.6)           -              -              70.0            (5.6)
     Redeemable
       preferred stock......        364.2          (278.1)         515.6         (364.5)          879.8          (642.6)
                              ------------   -------------  -------------  -------------   -------------   --------------

   Total Temporarily

     Impaired Securities....  $   9,487.5    $   (1,366.8)  $    5,438.7   $   (1,651.8)   $   14,926.2    $   (3,018.6)
                              ============   =============  =============  =============   =============   ==============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2008, approximately $900.4 million or 3.5% of the $26,211.0 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        The Insurance Group does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Insurance Group's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2008, the Insurance Group owned $49.1 million in RMBS backed by subprime residential mortgage loans, approximately 76% rated AAA, and $26.9 million in RMBS backed by Alt-A residential mortgage loans, approximately 82% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2008, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $21.2 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. There were no restructured mortgage loans on real estate, based on amortized cost, at December 31, 2008 or 2007. Gross interest income on such loans included in net investment income aggregated zero, $3.9 million and $4.1 million in 2008, 2007 and 2006, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to zero, $3.3 million and $4.8 million in 2008, 2007 and 2006, respectively.

        There were no impaired mortgage loans at December 31, 2008. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2007 follow:

                                                                               December 31,
                                                                                   2007
                                                                              --------------
                                                                               (In Millions)
        Impaired mortgage loans with investment valuation allowances.......   $        11.4
        Impaired mortgage loans without investment valuation allowances....             -
                                                                              --------------
        Recorded investment in impaired mortgage loans.....................            11.4
        Investment valuation allowances....................................            (1.4)
                                                                              --------------
        Net Impaired Mortgage Loans........................................   $        10.0
                                                                              ==============

        During 2008, 2007 and 2006, respectively, the Company's average recorded investment in impaired mortgage loans was $7.4 million, $49.1 million and $78.8 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million, $4.5 million, and, $4.5 million for 2008, 2007 and 2006, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2008 and 2007, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans were zero and $10.0 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2008 and 2007, respectively, the Company owned zero and $113.0 million of real estate acquired in satisfaction of debt. During 2008, 2007 and 2006, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $189.8 million and $179.7 million at December 31, 2008 and 2007, respectively. Depreciation expense on real estate totaled $12.8 million, $14.2 million and $18.3 million for 2008, 2007 and 2006, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2008              2007             2006
                                                            ---------------   --------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................  $       1.4       $       21.0     $     11.8
        Additions charged to income........................          -                 20.9           10.1
        Deductions for writedowns and
          asset dispositions...............................         (1.4)             (40.5)           (.9)
                                                            ---------------   --------------   --------------
        Balances, End of Year..............................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $       -         $        1.4     $     11.3
          Equity real estate...............................          -                  -              9.7
                                                            ---------------   --------------   --------------
        Total..............................................  $       -         $        1.4     $     21.0
                                                            ===============   ==============   ==============

        Equity Method Investments
        -------------------------
        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,414.6 million and $1,607.9 million, respectively, at December 31, 2008 and 2007. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $48.3 million and $59.7 million, respectively, at December 31, 2008 and 2007. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(58.1) million, $237.1 million and $169.6 million, respectively, for 2008, 2007 and 2006.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (4 individual ventures at both December 31, 2008 and 2007) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $      318.2       $      391.3
        Investments in securities, generally at estimated fair value...........          47.3               99.3
        Cash and cash equivalents..............................................           7.8                2.4
        Other assets...........................................................           8.7                -
                                                                                ----------------   -----------------
        Total Assets...........................................................  $      382.0       $      493.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $      190.3       $      273.1
        Other liabilities......................................................           3.1                4.8
                                                                                ----------------   -----------------
        Total liabilities......................................................         193.4              277.9
                                                                                ----------------   -----------------

        Partners' capital......................................................         188.6              215.1
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $      382.0       $      493.0
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $      110.6       $       79.5
                                                                                ================   =================



                                                                    2008            2007               2006
                                                              --------------   -------------   -------------
                                                                               (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures..............  $        59.9    $       77.5          $ 88.5
         Net revenues of other limited partnership interests            -              15.3            (1.3)
        Interest expense - third party......................          (14.1)          (18.2)          (18.5)
        Other expenses......................................          (37.3)          (43.8)          (53.7)
                                                              --------------   -------------   -------------
        Net Earnings........................................  $         8.5    $       30.8          $ 15.0
                                                              ==============   =============   =============

        The Company's Equity in Net Earnings of These

          Entities Included Above...........................  $        12.3    $       24.6          $ 14.4
                                                              ==============   =============   =============

        Derivatives
        -----------

        At December 31, 2008, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $453.3 million. At December 31, 2008, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $101.2 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $150.2 million. All exchange-traded futures contracts are net cash settled daily.

        At December 31, 2008, the Company had $1,750.0 million open exchange-traded options on the S&P index to mature on January 19, 2010, consisting of a long put and short call on the index with strike prices of 881.7 and 1,021.2, respectively, and a short put position at 613.5. These positions were established in fourth quarter 2008 to mitigate the adverse effects of equity market declines on AXA Equitable statutory reserves and protect downside equity exposure to 30% but limit the opportunity for upside to approximately 16%. The contracts have not been designated as qualifying hedges under SFAS No. 133, consequently, changes in their fair values are reflected immediately in earnings. Investment income recorded on these derivatives totaled $7.1 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2008 and 2007 were:

                                                                                          DECEMBER 31,
                                                                                --------------------------------
                                                                                     2008                2007
                                                                                --------------    --------------
                                                                                          (IN MILLIONS)
        Notional Amount by Derivative Type:
           Interest rate floors...............................................  $    21,000       $    27,000
           Exchange traded U.S. Treasuries, and equity index futures..........       10,834             6,241
           Interest rate swaps................................................        1,100               125
           S&P puts/calls.....................................................        1,750                 -
                                                                                --------------    --------------
           Total..............................................................  $    34,684        $   33,366
                                                                                ==============    ==============

        At December 31, 2008 and 2007 and during the years then ended, no significant financial instruments contained implicit or explicit terms that met the definition of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

        In 2008, the Company executed various collateral arrangements with counterparties to over-the-counter derivative transactions, primarily used in its hedging programs for managing GMDB, GMIB and GWBL exposures, that require both the pledging and accepting of collateral (either in the form of cash or high-quality Treasury or government agency securities). At December 31, 2008, the Company held $568.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. In addition, the Company held approximately $40.0 million U.S. Treasury securities under these collateral agreements at December 31, 2008.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,413.8 million and $3,412.1 million at December 31, 2008 and 2007, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the requirements of SFAS No. 142, the Company determined that goodwill was not impaired at December 31, 2008 and 2007 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date. However, significant declines in AllianceBernstein's assets under management and operating results in 2008 as a result of the global financial crisis decreased the amount of the excess as compared to 2007. In addition, although the market price of AllianceBernstein Holding Units exceeded their book value at December 31, 2008 and 2007, their market value significantly decreased year-over-year.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The underlying cash flows used in the December 31, 2008 valuation were sourced from AllianceBernstein's current business plan, which factored in current market conditions and all material events that have impacted, or that management believed at the time could potentially impact, future discounted expected cash flows for the first four years and a 7.4% compounded annual growth rate thereafter. The Company discounted these cash flows at approximately 8.2%. The resulting amount, net of minority interest, was tax-effected to reflect taxes incurred at the Company.

        The gross carrying amount of AllianceBernstein related intangible assets were $553.8 million and $556.2 million at December 31, 2008 and 2007, respectively, and the accumulated amortization of these intangible assets were $265.3 million and $243.7 million, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.7 million, $23.5 million and $23.6 million for 2008, 2007 and 2006, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $21.4 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2008, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2008 and 2007, respectively, net deferred sales commissions totaled $113.5 million and $183.6 million are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2008 net asset balance for each of the next five years is $51.1 million, $32.4 million, $18.9 million, $8.2 million and $2.7 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2008, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2008 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                           DECEMBER 31,
                                                                               --------------------------------------
                                                                                     2008                2007
                                                                               ------------------  ------------------
                                                                                           (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $     8,544.8       $     8,657.3
        Other liabilities....................................................           71.3               115.2
                                                                               ------------------  ------------------
        Total Closed Block liabilities.......................................        8,616.1             8,772.5
                                                                               ------------------  ------------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
           (amortized cost of $5,517.6 and $5,816.6).........................        5,041.5             5,825.6
        Mortgage loans on real estate........................................        1,107.1             1,099.3
        Policy loans.........................................................        1,180.3             1,197.5
        Cash and other invested assets.......................................          104.2                 4.7
        Other assets.........................................................          472.4               240.1
                                                                               ------------------  ------------------
        Total assets designated to the Closed Block..........................        7,905.5             8,367.2
                                                                               ------------------  ------------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          710.6               405.3

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment (losses) gains, net of deferred
             income tax benefit (expense) of $166.4 and $(3.2)...............         (309.2)                5.9
                                                                               ------------------  ------------------

        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................  $       401.4       $       411.2
                                                                               ==================  ==================

        Closed Block revenues and expenses as follow:

                                                                   2008               2007               2006
                                                              ----------------  -----------------  ------------------
                                                                                  (IN MILLIONS)
        REVENUES:

        Premiums and other income............................ $      392.6       $      409.6       $       428.1
        Investment income (net of investment
           expenses of $1.1, $.2, and $.1)...................        496.0              501.8               520.2
        Investment (losses) gains, net.......................        (47.5)               7.9                 1.7
                                                              ----------------  -----------------  ------------------
        Total revenues.......................................        841.1              919.3               950.0
                                                              ----------------  -----------------  ------------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        818.7              828.2               852.2
        Other operating costs and expenses...................          7.4                2.7                 3.0
                                                              ----------------  -----------------  ------------------
        Total benefits and other deductions..................        826.1              830.9               855.2
                                                              ----------------  -----------------  ------------------

        Net revenues before income taxes.....................         15.0               88.4                94.8
        Income tax expense...................................         (5.2)             (31.0)              (31.1)
                                                              ----------------  -----------------  ------------------
        Net Revenues......................................... $        9.8       $       57.4       $        63.7
                                                              ================  =================  ==================

        Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                      2008                2007
                                                                                ----------------   ----------------
                                                                                           (IN MILLIONS)
        Balance at beginning of year..........................................   $        -         $        3.2
        Increase in unrealized investment losses..............................            -                 (3.2)
                                                                                ----------------   ----------------
        Balance at End of Year ...............................................   $        -         $        -
                                                                                ================   ================

        There were no impaired mortgage loans at December 31, 2008 and 2007. Impaired mortgage loans along with the related investment valuation allowances at December 31, 2006 follow:

                                                                                     December 31,
                                                                                         2006
                                                                                   ----------------
                                                                                    (In Millions)
        Impaired mortgage loans with investment valuation allowances............   $         17.8
        Impaired mortgage loans without investment valuation allowances.........               .1
                                                                                   ----------------
        Recorded investment in impaired mortgage loans..........................             17.9
        Investment valuation allowances.........................................             (7.3)
                                                                                   ----------------
        Net Impaired Mortgage Loans............................................... $         10.6
                                                                                   ================

        During 2008, 2007 and 2006, respectively, the Closed Block's average recorded investments in impaired mortgage loans were $0.4 million, $36.3 million and $59.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $3.9 million and $3.3 million for 2008, 2007 and 2006, respectively.

        Valuation allowances amounted to $7.3 million on mortgage loans on real estate at December 31, 2006; there were no valuation allowances on mortgage loans at December 31, 2008 and 2007. Writedowns of fixed maturities amounted to $45.8 million, $3.0 million and $1.4 million for 2008, 2007 and 2006, respectively.

6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                                -----------------------------------
                                                                                     2008                2007
                                                                                ---------------    ----------------
                                                                                          (IN MILLIONS)
        Balance, beginning of year............................................. $    754.2         $      650.7
        Contractholder bonus interest credits deferred ........................      137.6                174.7
        Amortization charged to income ........................................      (83.9)               (71.2)
                                                                                ---------------    ----------------
        Balance, End of Year .................................................. $    807.9         $      754.2
                                                                                ===============    ================

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008

                                                 LEVEL 1             LEVEL 2            LEVEL 3               TOTAL
                                             ----------------    ----------------   ----------------    ------------------
                                                                            (IN MILLIONS)
ASSETS
Investments:
    Fixed maturities available for sale      $        149.9      $      21,256.7    $       2,424.4     $      23,831.0
    Other equity investments.........                  63.4                  -                  2.0                65.4
    Trading securities...............                 322.6                  -                   .1               322.7

    Other invested assets............                  31.1                419.0              547.0               997.1
Loans to affiliates..................                   -                  588.3                -                 588.3
Cash equivalents.....................               1,832.3                  -                  -               1,832.3
Segregated securities................               2,572.6                  -                  -               2,572.6
GMIB reinsurance contracts...........                   -                    -              4,821.7             4,821.7
Separate Accounts' assets............              66,044.4              1,248.3              334.3            67,627.0
                                             ----------------    ----------------   ----------------    ------------------
      Total Assets...................        $     71,016.3      $      23,512.3    $       8,129.5     $      102,658.1
                                             ================    ================   ================    ==================
LIABILITIES
GWBL features' liability.............        $          -        $           -      $         272.6     $         272.6
                                             ----------------    ----------------   ----------------    ------------------
      Total Liabilities..............        $          -        $           -      $         272.6     $          272.6
                                             ================    ================   ================    ==================

        The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2008:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                     FIXED
                                   MATURITIES         OTHER          OTHER          GMIB            SEPARATE          GWBL
                                   AVAILABLE          EQUITY        INVESTED     REINSURANCE        ACCOUNTS        FEATURES
                                    FOR SALE      INVESTMENTS(1)     ASSETS         ASSET            ASSETS        LIABILITY
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2007.......    $     2,503.4    $         3.0   $     160.9   $       124.7     $        40.8   $      -
 Impact of adopting
  SFAS No. 157, included
  in earnings................              -                -             -             210.6               -            -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, JAN. 1, 2008........          2,503.4              3.0         160.9           335.3              40.8          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
 Total gains (losses),
  realized and unrealized,
  included in:
    Earnings as:
     Net investment income...              3.3              -           359.3             -                 -            -
     Investment (losses)
      gains, net.............           (144.5)            (1.1)          -               -               (17.4)         -
     Commissions, fees and
      other income...........              -                -             -           3,571.2               -            -
     Policyholders' benefits.              -                -             -               -                 -          265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
           Subtotal..........           (141.2)            (1.1)        359.3         3,571.2             (17.4)       265.2
                                 --------------   --------------  -----------   --------------    -------------   -------------
    Other comprehensive

     income..................           (384.6)              .6           -               -                 -            -
 Purchases/issuances and

  sales/settlements, net.....            (85.6)             (.4)         26.8           915.2             248.6          7.4
 Transfers into/out of

  Level 3(2).................            532.4              -             -               -                62.3          -
                                 --------------   --------------  -----------   --------------    -------------   -------------
BALANCE, DEC. 31, 2008.......    $     2,424.4    $         2.1   $     547.0   $     4,821.7     $       334.3   $    272.6
                                 ==============   ==============  ===========   ==============    =============   =============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2008 by category for Level 3 assets and liabilities still held at December 31, 2008:

                                                                               EARNINGS
                                                -----------------------------------------------------------------
                                                                  INVESTMENT      COMMISSIONS                           OTHER
                                                     NET            GAINS           FEES AND          POLICY-           COMPRE-
                                                 INVESTMENT       (LOSSES),          OTHER             HOLDER           HENSIVE
                                                   INCOME            NET             INCOME           BENEFITS          INCOME
                                                -------------   --------------   --------------    --------------   --------------
                                                                                  (IN MILLIONS)
STILL HELD AT DEC. 31, 2008:
   CHANGE IN UNREALIZED GAINS
   OR LOSSES
     Fixed maturities
       available for sale.........              $        -      $         -      $         -       $         -            (394.1)
     Other equity investments.....                       -                -                -                 -                .6
     Other invested assets........                     386.1              -                -                 -               -
     Cash equivalents.............                       -                -                -                 -               -
     Segregated securities........                       -                -                -                 -               -
     GMIB reinsurance contracts..........                -                -            3,571.2               -               -
     Separate Accounts' assets...........                -              (16.6)             -                 -               -
     GWBL features' liability............                -                -                -               265.2             -
                                                -------------   --------------   --------------    --------------   --------------
         Total....................              $      386.1    $       (16.6)   $     3,571.2     $       265.2          (393.5)
                                                =============   ==============   ==============    ==============   ==============

      Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2008, no assets were measured at fair value on a non-recurring basis.

      The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                         DECEMBER 31,
                                              --------------------------------------------------------------------
                                                            2008                               2007
                                              ---------------------------------  ---------------------------------
                                                 CARRYING         ESTIMATED         Carrying         Estimated
                                                  VALUE           FAIR VALUE         Value           Fair Value
                                              ---------------   ---------------  ---------------   ---------------
                                                                         (IN MILLIONS)
      Consolidated:
      -------------
      Mortgage loans on real estate..........  $   3,673.9       $   3,624.5      $   3,730.6       $   3,766.9
      Other limited partnership interests....      1,414.6           1,414.6          1,607.9           1,607.9
      Policyholders liabilities:
        Investment contracts.................      3,072.9           3,162.5          3,651.5           3,712.6
      Long-term debt.........................       199.9             190.8            199.8             224.6

      Closed Block:
      -------------
      Mortgage loans on real estate..........  $   1,107.1       $   1,102.6      $   1,099.3       $   1,111.4
      Other equity investments...............        2.7               2.7              3.6               3.6
      SCNILC liability.......................        8.6               8.6              9.2               9.2

      Wind-up Annuities:
      ------------------
      Mortgage loans on real estate..........  $     1.2         $     1.3        $     2.2         $     2.3
      Other equity investments...............        1.3               1.3              1.6               1.6
      Guaranteed interest contracts..........        5.5               6.2              5.5               5.8


8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL

        The Company has certain variable annuity contracts with GMDB, GMIB and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                 GMDB            GMIB            TOTAL
                                                            -------------   -------------   --------------
                                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $      115.2    $      173.6    $       288.8
          Paid guarantee benefits........................          (31.6)           (3.3)           (34.9)
          Other changes in reserve.......................           80.1            58.0            138.1
                                                            -------------   -------------   --------------
        Balance at December 31, 2006.....................          163.7           228.3            392.0
          Paid guarantee benefits........................          (30.6)           (2.7)           (33.3)
          Other changes in reserve.......................          120.0            84.3            204.3
                                                            -------------   -------------   --------------
        Balance at December 31, 2007.....................          253.1           309.9            563.0
          Paid guarantee benefits........................          (72.8)           (8.2)           (81.0)
          Other changes in reserve.......................          800.6         1,678.2          2,478.8
                                                            -------------   -------------   --------------
        Balance at December 31, 2008.....................   $      980.9    $    1,979.9    $     2,960.8
                                                            =============   =============   ==============

        Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            -------------
                                                            (IN MILLIONS)
        Balance at January 1, 2006.......................   $       22.7
          Paid guarantee benefits........................           (9.1)
          Other changes in reserve.......................           10.0
                                                            -------------
        Balance at December 31, 2006.....................           23.6
          Paid guarantee benefits........................           (7.6)
          Other changes in reserve.......................           11.5
                                                            -------------
        Balance at December 31, 2007.....................           27.5
          Paid guarantee benefits........................           (7.1)
          Other changes in reserve.......................          306.9
                                                            -------------
        Balance at December 31, 2008.....................   $      327.3
                                                            =============

        The December 31, 2008 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                   RETURN
                                                     OF
                                                   PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               --------------  --------------  --------------  -------------  ---------------
                                                                           (DOLLARS IN MILLIONS)
        GMDB:
        -----
        Account values invested in:
           General Account..................   $    10,966     $     329       $      301      $       925    $    12,521
           Separate Accounts................   $    19,435     $   5,680       $    4,304      $    24,633    $    54,052
        Net amount at risk, gross...........   $     6,079     $   2,921       $    3,622      $    13,273    $    25,895
        Net amount at risk, net of
           amounts reinsured................   $     6,079     $   1,846       $    2,427      $     5,769    $    16,121
        Average attained age of
           contractholders..................            49.4          61.9             65.9             61.9           53.1
        Percentage of contractholders
          over age 70.......................             7.4%         24.0%            39.5%            22.1%          12.5%
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%       3% - 6.5%

        GMIB:
        -----
        Account values invested in:
           General Account..................          N/A             N/A      $       46      $     1,258    $     1,304
           Separate Accounts................          N/A             N/A      $    2,578      $    32,938    $    35,516
        Net amount at risk, gross...........          N/A             N/A      $    1,363      $     1,527    $     2,890
        Net amount at risk, net of
           amounts reinsured................          N/A             N/A      $      396      $       612    $     1,008
        Weighted average years remaining
           until earliest annuitization.....          N/A             N/A               1.5              7.7            7.1
        Range of contractually specified
           interest rates..................           N/A             N/A           3% - 6%         3% - 6.5%

        The GWBL related liability, which reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature valued as an embedded derivative over a range of market consistent economic scenarios, was $272.6 million at December 31, 2008.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008               2007
                                                                                ----------------  ------------------
                                                                                           (IN MILLIONS)
        GMDB:
        -----
          Equity..............................................................   $ 30,428          $ 48,587
          Fixed income........................................................     3,745             4,392
          Balanced............................................................     17,469            20,546
          Other...............................................................     2,410             2,151
                                                                                ----------------  ------------------
          Total...............................................................   $ 54,052          $ 75,676
                                                                                ================  ==================

        GMIB:
        -----
          Equity..............................................................   $ 19,138          $ 27,831
          Fixed income........................................................     2,219             2,687
          Balanced............................................................     12,887            14,816
          Other...............................................................     1,272             1,018
                                                                                ----------------  ------------------
          Total...............................................................   $ 35,516          $ 46,352
                                                                                ================  ==================

        C) Hedging Programs for GMDB, GMIB and GWBL Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes exchange-traded futures contracts, interest rate swap and floor contracts and other derivative instruments that are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2008, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $27,668 million and $10,615 million, respectively, with the GMDB feature and $15,514 million and $623 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            ------------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT        REINSURANCE
                                                               LIABILITY          CEDED             NET
                                                            --------------   ---------------   -------------
                                                                              (IN MILLIONS)
       Balance at January 1, 2006.........................  $       34.8      $      (20.4)    $      14.4
          Other changes in reserve........................          32.0             (27.5)            4.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2006.......................          66.8             (47.9)           18.9
          Other changes in reserve........................          68.2             (59.7)            8.5
                                                            --------------   ---------------   -------------
       Balance at December 31, 2007.......................         135.0            (107.6)           27.4
          Other changes in reserve........................          68.0             (45.0)           23.0
                                                            --------------   ---------------   -------------
       Balance at December 31, 2008.......................  $      203.0     $      (152.6)    $      50.4
                                                            ==============   ===============   =============


9)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2008, the Company had reinsured to non-affiliates and affiliates in the aggregate approximately 5.4% and 32.3%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 65.1% of its current liability exposure resulting from the GMIB feature. See Note 8 herein.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2008 and 2007 were $4,821.7 million and $124.7 million, respectively. The increases (decreases) in fair value were $1,566.8 million, $6.9 million and $(14.8) million for 2008, 2007 and 2006, respectively.

        At December 31, 2008 and 2007, respectively, third party reinsurance recoverables related to insurance contracts amounted to $2,897.2 million and $2,890.6 million. Reinsurance payables related to insurance contracts totaling $62.7 million and $58.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2008 and 2007, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $236.8 million and $239.6 million at December 31, 2008 and 2007, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2008 and 2007 were $719.8 million and $642.8 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                 2008            2007             2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Direct premiums.................................... $       848.3    $      855.1    $      858.6
        Reinsurance assumed................................         193.8           193.0           188.4
        Reinsurance ceded..................................        (283.5)         (243.2)         (229.2)
                                                            --------------   -------------   -------------
        Premiums                                            $       758.6    $      804.9    $      817.8
                                                            ==============   =============   =============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded.......................... $       169.1    $      153.9    $       99.0
                                                            ==============   =============   =============
        Policyholders' Benefits Ceded...................... $     1,221.8    $      510.7    $      387.5
                                                            ==============   =============   =============
        Interest Credited to Policyholders' Account
          Balances Ceded................................... $        33.2    $       56.1    $       53.8
                                                            ==============   =============   =============

        Individual Disability Income and Major Medical

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $94.4 million and $94.3 million at December 31, 2008 and 2007, respectively. At December 31, 2008 and 2007, respectively, $1,680.8 million and $1,040.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                  2008            2007           2006
                                                            --------------   -------------   -------------
                                                                             (IN MILLIONS)
        Incurred benefits related to current year.......... $        35.5    $       32.9    $       35.8
        Incurred benefits related to prior years...........           4.2            13.2             9.9
                                                            --------------   -------------   -------------
        Total Incurred Benefits............................ $        39.7    $       46.1    $        45.7
                                                            ==============   =============   =============

        Benefits paid related to current year.............. $        10.8    $       11.9    $        14.0
        Benefits paid related to prior years...............          28.8            32.8             30.0
                                                            --------------   -------------   -------------
        Total Benefits Paid................................ $        39.6    $       44.7    $        44.0
                                                            ==============   =============   =============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                     DECEMBER 31,
                                                                             -----------------------------
                                                                                  2008           2007
                                                                             -------------   -------------
                                                                                     (IN MILLIONS)
        Short-term debt:
        Promissory note (with an interest rate of 5.16%)..................   $     -         $      248.3
        AllianceBernstein commercial paper
          (with interest rates of 1.8% and 4.3%)..........................       284.8              533.9
                                                                             -------------   -------------
            Total short-term debt.........................................          284.8           782.2
                                                                             -------------   -------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015..................................          199.8           199.8
                                                                             -------------   -------------
            Total long-term debt..........................................          199.8           199.8
                                                                             -------------   -------------

        Total Short-term and Long-term Debt...............................   $      484.6    $      982.0
                                                                             =============   =============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY") which provides AXA Equitable access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock totaling $13.5 million. The credit facility provided by the FHLBNY will supplement existing liquidity sources and provide a diverse and reliable source of funds. Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2008, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2008, SCB LLC maintained five separate uncommitted credit facilities with various banks totaling $775 million. As of December 31, 2008 and 2007, no amounts were outstanding under these credit facilities. Each loan shall bear interest at the rate of interest agreed to by the lender and the borrower at the time such loan is made.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders which expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants which, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2008.

        Long-term Debt
        --------------

        At December 31, 2008, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $76.2 million, $63.1 million and $53.5 million, respectively, for 2008, 2007 and 2006.

        In 2008, 2007 and 2006, respectively, the Company paid AXA Distribution and its subsidiaries $754.2 million, $806.9 million and $767.2 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $320.5 million, $340.2 million and $352.9 million, respectively, for their applicable share of operating expenses in 2008, 2007 and 2006, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment both matured and was repaid on June 15, 2007 and had an interest rate of 5.89%.

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2009 is expected to be approximately $290 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis for 2007 and 2006. Premiums earned in 2007 and 2006 under this arrangement totaled approximately $1.8 million and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $157.8 million, $143.6 million and $127.5 million in 2008, 2007 and 2006, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $63.0 million, $58.4 million and $53.8 million in 2008, 2007 and 2006, respectively. The net receivable related to these contracts was approximately $3.4 million and $25.3 million at December 31, 2008 and 2007, respectively.

        Commissions, fees and other income included certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                  2008             2007            2006
                                                             --------------   --------------  ---------------
                                                                              (IN MILLIONS)
        Investment advisory and services fees..............  $       870.5    $     1,027.6   $        841.0
        Distribution revenues..............................          378.4            473.4            421.0
        Other revenues - shareholder servicing fees........           99.0            103.6             97.2
        Other revenues - other.............................            6.9              6.5              6.9
        Institutional research services....................            1.2              1.6              1.9


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. On December 31, 2007, the Company transferred the liability for a non-qualified defined benefit plan to AXA Financial in exchange for a non-cash capital contribution totaling $13.5 million. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension and postretirement plans.

        The Company made cash contributions to its qualified pension plans of $35.6 million in 2008. Generally, the Company's funding policy (other than AllianceBernstein) is to make an annual aggregate contribution to its qualified pension plans of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA") is greater; no significant cash contributions are expected to be required to satisfy the minimum funding requirements for 2009. AllianceBernstein's policy is to satisfy its funding obligation each year in an amount not less than the minimum required by ERISA and not greater than the maximum it can deduct for federal income tax purposes. AllianceBernstein currently estimates it will make a contribution to its qualified retirement plan of $22 million in 2009.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        41.6       $       39.0       $       37.6
        Interest cost on PBO...............................          134.1              128.8              122.1
        Expected return on assets..........................         (194.4)            (191.0)            (184.8)
        Curtailment gain recognized........................           (3.5)               -                  -
        Net amortization and deferrals.....................           42.6               57.5               81.0
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        20.4       $       34.3       $       55.9
                                                            =================   ================   =================

        The plans' PBO under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2008                2007
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Benefit obligations, beginning of year.................................  $    2,222.1       $    2,294.3
        Service cost...........................................................          33.6               31.0
        Interest cost..........................................................         134.1              128.8
        Plan amendments........................................................           -                  8.2
        Actuarial gains........................................................         (27.6)             (73.6)
        Plan curtailment.......................................................         (13.1)               -
        Benefits paid..........................................................        (168.0)            (166.6)
                                                                                ----------------   -----------------
        Benefit Obligations, End of Year.......................................  $    2,181.1       $    2,222.1
                                                                                ================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the PBO. The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified plans:

                                                                                             DECEMBER 31,

                                                                                  -----------------------------------
                                                                                       2008               2007
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
        Plan assets at fair value, beginning of year.............................. $    2,415.7      $     2,396.0
        Actual return on plan assets..............................................       (813.6)             191.2
        Contributions.............................................................         35.6                4.8
        Benefits paid and fees....................................................       (177.3)            (176.3)
                                                                                  ----------------  -----------------
        Plan assets at fair value, end of year....................................      1,460.4            2,415.7
        PBO.......................................................................      2,181.1            2,222.1
                                                                                  ----------------  -----------------
        (Underfunding) Overfunding of Plan Assets Over PBO........................ $     (720.7)     $       193.6
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $720.7 million at December 31, 2008 and prepaid and accrued pension costs of $213.5 million and $19.9 million, respectively, at December 31, 2007. The aggregate PBOs and fair value of plan assets for pension plans with PBOs in excess of plan assets were $2,181.1 million and $1,460.4 million, respectively at December 31, 2008 and $76.7 million and $56.8 million, respectively, at December 31, 2007. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008 and $65.0 million and $56.8 million, respectively, at December 31, 2007. The accumulated benefit obligations for all defined benefit pension plans were $2,137.7 million and $2,154.0 million at December 31, 2008 and 2007, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2008                 2007
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)
        Unrecognized net actuarial loss .................................... $      1,497.0       $        575.8
        Unrecognized prior service cost (credit)............................            3.2                 (4.9)
        Unrecognized net transition asset...................................            (.6)                 (.8)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.6       $        570.1
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $97.3 million, $(4.2) million, and $(.1) million, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2008 and 2007.

                                                                                DECEMBER 31,
                                                          ----------------------------------------------------------
                                                                     2008                           2007
                                                          ---------------------------    ---------------------------
                                                                                (IN MILLIONS)
                                                             ESTIMATED                      Estimated
                                                            FAIR VALUE         %           Fair Value         %
                                                          ---------------- ----------   ----------------- ----------
        Corporate and government debt securities........  $       406.4        27.9       $      414.3        17.1
        Equity securities...............................          790.6        54.1            1,723.7        71.4
        Equity real estate..............................          244.5        16.7              277.7        11.5
        Short-term investments .........................           18.9         1.3                -           -
                                                          ---------------- ----------   ----------------- ----------
        Total Plan Assets...............................  $     1,460.4       100.0       $    2,415.7       100.0
                                                          ================ ==========   ================= ==========

        Qualified pension plan assets declined approximately $955.3 million from December 31, 2007 to December 31, 2008, primarily due to the steep decline and volatility in equity markets, particularly during the latter part of 2008. During fourth quarter 2008, a short term hedge program was executed by the AXA Equitable qualified pension plans to minimize further downside equity risk.

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation was designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis was given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% real estate and other investments. In anticipation of continued turbulence in the equity markets, management concluded it would be prudent to continue a hedging program for a period of one year, at which time the need for its continuance would be re-evaluated.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2008 and 2007 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2008, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 6.50% disclosed below as having been used to measure the benefits obligation at December 31, 2008 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2008 and 2007.

                                                                                   2008               2007
                                                                               -------------      -------------
       Discount rate:
         Benefit obligation...............................................        6.50%              6.25%
         Periodic cost....................................................        6.25% (1)          5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        (1) For plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        In developing the expected long-term rate of return assumption on plan assets, management considered the historical returns and future expectations for returns for each asset category of the plan portfolio. As noted above, in January 2009, the target asset allocation of the qualified pension plans was changed from the preceding years. Consequently, the long term rate of return assumption to be used for purpose of computing the expected return on plan assets component of pension expense, will be approximately 6.75% to reflect lower expected returns on the reallocated plan asset portfolio.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $17.3 million, $18.9 million and $20.3 million for 2008, 2007 and 2006, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2009, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2008 and include benefits attributable to estimated future employee service.

                                                    PENSION BENEFITS
                                                  --------------------
                                                      (IN MILLIONS)

                     2009.....................    $       182.1
                     2010.....................            192.8
                     2011.....................            194.2
                     2012.....................            195.5
                     2013.....................            194.2
                     Years 2014-2018..........            953.3

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted the SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $133.1 million, $289.1 million and $243.8 million for 2008, 2007 and 2006, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2008, 2007 and 2006, respectively, the Company recognized compensation costs for share-based payment arrangements of $33.8 million, $81.2 million and $64.3 million before income taxes and minority interest. Effective January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the consolidated financial statements on a fair value basis.

        The Company recognized compensation costs of $27.0 million, $38.8 million and $24.8 million for employee stock options for 2008, 2007 and 2006, respectively.

        On April 1, 2008, approximately 3.0 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 21.51 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date, and approximately 0.8 million have a four-year cliff vesting term. In addition, approximately 0.5 million of the total options awarded on April 1, 2008 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between April 1, 2008 and April 1, 2012. All of the options granted on April 1, 2008 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures of approximately $14.8 million, is being charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2008, the Company recognized compensation expense of approximately $3.2 million in respect of the April 1, 2008 grant of options.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2008 follows:

                                                                     Options Outstanding
                           --------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------  --------------------------------  -----------------------------------
                                                Weighted                           Weighted                           Weighted
                               Number           Average            Number          Average          Number            Average
                             Outstanding        Exercise        Outstanding        Exercise       Outstanding         Exercise
                            (In Millions)        Price         (In Millions)        Price        (In Millions)         Price
                           ---------------  ----------------  ----------------  --------------  ---------------    ----------------
Options outstanding at
   January 1, 2008........         10.3     (euro)     27.77             19.0   $       22.64             7.3      $        64.20
Options granted..........           3.1     (euro)     21.40              -     $       36.11             -   (2)  $        64.24
Options exercised.........           -      (euro)     20.44             (4.6)  $       24.87             (.3)     $        41.98
Options forfeited, net...           (.2)    (euro)     27.26             (2.1)  $       31.20             (.1)     $        67.67
Options expired...........           -                                  -                                 (.2)             26.31
                           ---------------                    ----------------                  ---------------
Options Outstanding at
   December 31, 2008......          13.2    (euro)     26.34             12.3   $       20.40             6.7      $        66.11
                           ===============  ================  ================  ==============  ===============    ===============

Aggregate Intrinsic
   Value(1)...............                   (euro)     -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           7.73                               3.93                              6.3
                           ===============                    ================                  ===============
Options Exercisable at
   December 31, 2008......           3.1               23.07             12.1   $       20.30             3.3      $        46.69
                           ===============  ================  ================  ==============  ===============    ===============
Aggregate Intrinsic

   Value(1)...............                              -                       $       47.1                       $         -
                                            ================                    ==============                     ===============
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.58                               3.89                              3.2
                           ===============                    ================                  ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2008 of the respective underlying shares over the strike prices of the option awards.

        (2)  AllianceBernstein grants totaled 13,825 units in 2008.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2008 was $113.4 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2008, 2007 and 2006 were $43.5 million, $141.4 million and $132.1 million, respectively, resulting in amounts currently deductible for tax purposes of $14.6 million, $48.0 million and $44.9 million, respectively, for the periods then ended. In 2008, 2007 and 2006, windfall tax benefits of approximately $10.0 million, $34.3 million and $34.8 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2008, AXA Financial held 2.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.91 per ADR, of which approximately 2.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2008 are call options to purchase 8.6 million AXA ADRs at strike prices ranging from $31.39 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2008, AXA Financial utilized approximately 2.5 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29,

        2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the April 1, 2008 and May 10, 2007 awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2008, 2007 and 2006, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                                 AXA Ordinary Shares            AllianceBernstein Holding Units
                                           ------------------------------       -------------------------------
                                             2008       2007       2006           2008       2007       2006
                                           --------   --------   --------       --------   --------   --------
        Dividend yield....................   7.12%      4.10%     3.48%           5.4%     5.6-5.7%      6%

        Expected volatility...............   34.7%      27.5%      28%           29.3%    27.7-30.8%    31%

        Risk-free interest rate...........   4.19%      4.40%     3.77%           3.2%     3.5-4.9%     4.9%

        Expected life in years............    6.0        5.5       5.0            6.0      6.0-9.5      6.5

        Weighted average fair value per
          option at grant date............   $5.70      $9.61     $7.45          $10.85     $15.96     $12.35

        As of December 31, 2008, approximately $54.4 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 5.57 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have a 5-year cliff-vesting term. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Unit. These Units vest ratably over a 5-year period. For 2008, 2007 and 2006, respectively, the Company recognized compensation costs of $6.1 million, $8.6 million and $5.6 million for awards outstanding under these plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2008, approximately 3.3 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2008, approximately $56.3 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.4 years. Restricted AXA ADRs vested in 2008, 2007 and 2006 had aggregate vesting date fair values of approximately $3.3 million, $7.0 million and $13.5 million, respectively. In 2007, 100,187 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $4.5 million. The following table summarizes unvested restricted AXA ADR activity for 2008.

                                                                                                       Weighted
                                                                                   Shares of           Average
                                                                                  Restricted          Grant Date
                                                                                     Stock            Fair Value
                                                                                ----------------   -----------------
       Unvested as of January 1, 2008..........................................      408,511        $        29.67
       Granted.................................................................      149,413        $        37.68
       Vested..................................................................       96,822        $        24.30
       Forfeited...............................................................            -
                                                                                ----------------
       Unvested as of December 31, 2008........................................      461,102        $        31.92
                                                                                ================

        In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(5.5) million, zero and $6.1 million for 2008, 2007 and 2006, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2008 and 2007 was $1.2 million and $17.7 million, respectively. At December 31, 2008, 0.4 million tandem SARs/NSOs were outstanding, having weighted average remaining contractual term of 0.6 years, and for which the SARs component had maximum value of $6.2 million. On February 17, 2009, approximately 0.2 million of these tandem SARs/NSOs expired out-of-the-money. During 2008, 2007 and 2006, respectively, approximately 0.7 million, 0.4 million and
        2.8 million of these awards were exercised at an aggregate cash-settlement value of $9.2 million, $7.2 million and $41.2 million.

        On April 1, 2008, 66,372 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        21.51 Euros as of the date of exercise. At December 31, 2008, 0.3 million SARs were outstanding, having weighted average remaining contractual term of 7.56 years. The accrued value of SARs at December 31, 2008 and 2007 was $0.4 million and $3.5 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2008, 2007 and 2006, the Company recorded compensation expense for SARs of $(2.3) million, $1.1 million and $1.9 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        In 2008, the AXA Management Board awarded 995,031 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2008 plan cliff-vest on the second anniversary of their date of award. When fully vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. The price used to value the 2008 performance units at settlement will be the average opening price of the AXA ordinary share for the last

        20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 31, 2010. For 2008, the Company recognized compensation expense of approximately $3.5 million in respect of the 2008 grants of performance units.

        For 2008, 2007 and 2006, the Company recognized compensation costs of $5.5 million, $11.6 million and $25.9 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs with adjustment to reflect the impact of expected and actual pre-vesting forfeitures. The cost of performance unit awards are attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2008 and 2007 was $17.3 million and $31.1 million, respectively. Approximately 720,872 outstanding performance units are at risk to achievement of 2008 performance criteria, including approximately 50% of the award granted on May 10, 2007.

        In 2008, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2008. Similar to the AXA Shareplan programs previously offered in 2001 through 2007, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 14.25% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75% of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $1.1 million in 2008, $27.7 million in 2007 and $22.1 million in 2006 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2008, 2007 and 2006 primarily invested under Investment Option B for the purchase of approximately 6.5 million, 5.3 million and 5.0 million AXA ordinary shares, respectively.

        On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2008 and 2007, respectively, the Company recognized compensation expense of approximately $1.9 million and $2.7 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for award in 2010 and 2011 under terms then-to-be-determined and approved by the AXA Management Board.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which unit-based awards are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, and other AllianceBernstein Holding unit based awards. The aggregate number of AllianceBernstein Holding units subject to options granted or otherwise awarded under this plan, as amended in December 2006 to include awards made to select participants under the Special Option Program, may not exceed 41.0 million. At December 31, 2008, approximately 14.2 million options to purchase AllianceBernstein Holding units and 4.1 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum under this plan.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES), NET

        The sources of net investment income follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   ---------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,668.6        $   1,728.5        $   1,848.6
        Mortgage loans on real estate......................         251.7              233.5              245.9
        Equity real estate.................................          95.3               93.6               88.2
        Other equity investments...........................        (110.9)             231.9              181.2
        Policy loans.......................................         251.3              255.9              249.8
        Short-term investments.............................          30.8               55.1               55.2
        Derivative investments.............................       7,302.1               86.6             (302.4)
        Broker-dealer related receivables..................          91.8              234.6              226.5
        Trading securities.................................        (343.5)              29.5               53.4
        Other investment income............................           1.6               56.1               43.9
                                                            -----------------   ----------------   ---------------

          Gross investment income..........................       9,238.8            3,005.3            2,690.3

        Investment expenses................................        (108.6)            (122.5)            (113.3)
        Interest expense...................................         (36.5)            (194.4)            (187.8)
                                                            -----------------   ----------------   ---------------

        Net Investment Income..............................  $    9,093.7        $   2,688.4        $   2,389.2
                                                            =================   ================   ===============


        For 2008, 2007 and 2006, respectively, net investment income included gains (losses) on derivatives of $7,302.1 million, $86.6 million and $(302.4) million of which $6,622.6 million, $16.4 million and $(249.5) million were realized gains (losses) on contracts closed during those years and $679.5 million, $70.2 million and $(52.9) million were unrealized gains (losses) on derivative positions at each respective year end.

        Investment (losses) gains, net including changes in the valuation allowances, follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $      (367.3)      $      (55.6)      $      (11.5)
        Mortgage loans on real estate......................            2.3                7.8                 .2
        Equity real estate.................................           (1.6)               7.3                8.8
        Other equity investments...........................           11.5               16.9               20.1
        Other(1)...........................................           16.6               16.4               29.3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (338.5)      $       (7.2)      $       46.9
                                                            =================   ================   =================

        (1) In 2008, 2007 and 2006, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million, $15.5 million and $28.0 million for 2008, 2007 and 2006, respectively.

        Writedowns of fixed maturities amounted to $285.9 million, $79.0 million and $27.4 million for 2008, 2007 and 2006, respectively. There were no writedowns of mortgage loans on real estate for 2008, 2007 and 2006. There were no writedowns of equity real estate for 2008, 2007 and 2006.

        For 2008, 2007 and 2006, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $324.4 million, $1,554.6 million and $1,281.9 million. Gross gains of $3.3 million, $12.6 million and $33.9 million and gross losses of $94.5 million, $20.3 million and $24.5 million, respectively, were realized on these sales. The change in unrealized investment losses related to fixed maturities classified as available for sale for 2008, 2007 and 2006 amounted to $2,525.8 million, $376.4 million and $416.7 million, respectively.

        For 2008, 2007 and 2006, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $47.7 million, $52.7 million and $57.8 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2008               2007               2006
                                                            ----------------   ---------------   ----------------
                                                                                (IN MILLIONS)
        Balance, beginning of year.........................  $       103.6      $      282.2      $      432.3
        Changes in unrealized investment
          losses on investments............................       (2,608.8)           (380.5)           (431.4)
        Changes in unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other........................          (93.8)             15.0              90.9
            DAC............................................          582.0              83.5              85.8
            Deferred income taxes..........................          746.2             103.4             104.6
                                                            ----------------   ---------------   ----------------
        Balance, End of Year...............................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================

        Balance, end of year comprises:
          Unrealized investment (losses) gains on:
            Fixed maturities...............................  $    (2,450.4)     $      155.5      $      535.4
            Other equity investments.......................           (2.1)               .8               1.4
                                                            ----------------   ---------------   ----------------
              Subtotal.....................................       (2,452.5)            156.3             536.8
          Unrealized investment gains (losses)
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................          (77.4)             16.4               1.4
              DAC..........................................          555.1             (26.9)           (110.4)
              Deferred income taxes........................          704.0             (42.2)           (145.6)
                                                            ----------------   ---------------   ----------------
        Total..............................................  $    (1,270.8)     $      103.6      $      282.2
                                                            ================   ===============   ================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:

          Current (benefit) expense .......................  $      (319.7)      $      464.0       $      438.6
          Deferred expense (benefit).......................        2,021.6              295.8              (14.1)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Expected income tax expense........................  $     1,896.5       $      939.0       $      728.1
        Minority interest..................................         (132.3)            (227.3)            (227.0)
        Separate Account investment activity...............          (66.5)             (52.0)             (45.4)
        Non-taxable investment income......................           26.1              (21.7)             (23.1)
        Adjustment of tax audit reserves...................            9.9               21.5              (86.2)
        State income taxes.................................           20.5               50.2               38.0
        AllianceBernstein income and foreign taxes.........          (53.3)              40.2               32.9
        Other..............................................            1.0                9.9                7.2
                                                            -----------------   ----------------   -----------------
        Income Tax Expense.................................  $     1,701.9       $      759.8       $      424.5
                                                            =================   ================   =================

        The Company recognized a net tax benefit in 2006 of $117.7 million related to the settlement of an Internal Revenue Service's ("IRS") audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities.

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61 and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2008                  December 31, 2007
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $     297.1      $        -        $        -        $      35.4
        Reserves and reinsurance...............          -             1,465.8           1,312.2              -
        DAC....................................          -             2,209.5               -            2,735.5
        Unrealized investment gains............        683.6               -                 -               42.5
        Investments............................          -               741.0               -            1,044.2
        Other..................................          -                47.0              81.5              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     980.7      $    4,463.3      $    1,393.7      $   3,857.6
                                                ===============  ================  ===============   ===============

        As a result of the implementation of FIN 48 as of January 1, 2007, the Company recognized a $44.8 million decrease in the amount of unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007 balance of retained earnings. The total amount of unrecognized tax benefits at January 1, 2007 was $371.3 million. Of that total, $276.9 million would affect the effective tax rate and $94.4 million are tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the change in timing of the deduction would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature. At December 31, 2007, the total amount of unrecognized tax benefits was $412.2 million of which $301.9 million would affect the effective rate and $110.3 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2008 and 2007 were $77.3 million and $68.6 million, respectively. Tax expense for 2008 and 2007, respectively, reflected $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                                        2008             2007
                                                                                   ---------------  ---------------
                                                                                            (IN MILLIONS)
        Balance, beginning of year................................................  $      343.6     $     325.2
        Additions for tax positions of prior years................................          81.3            19.2
        Reductions for tax positions of prior years...............................          (4.9)           (1.5)
        Additions for tax positions of current years..............................            .9             3.4
        Reductions for tax positions of current years.............................           -               (.3)
        Settlements with tax authorities..........................................           7.7            (2.4)
        Reductions as a result of a lapse of the applicable statute of limitations           -               -
                                                                                   ---------------  ---------------
        Balance, End of Year......................................................  $      428.6     $     343.6
                                                                                   ===============  ===============


        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by the state and local tax authorities. The impact of these completed audits on the Company's financial statements was a net benefit of $14.6 million.

        IRS examinations for years subsequent to 2003 are expected to commence in 2009. It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS proceedings and the additions of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and disposal of businesses. The following tables reconcile the (Losses) earnings from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2008:

                                                                          2008          2007            2006
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)
       (LOSSES) EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $    (27.5)    $     (.1)     $     30.2
       Real estate held-for-sale.....................................         1.4          (6.8)            1.1
       Disposal of business - Enterprise.............................         -             1.0             (.1)
                                                                      -------------  ------------   -------------
       Total.........................................................  $    (26.1)    $    (5.9)     $     31.2
                                                                      =============  ============   =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      6.3     $     3.2      $      -
       Disposal of business - Enterprise.............................         -             (.4)           (1.9)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      6.3     $     2.8      $     (1.9)
                                                                      =============  ============   =============

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. AXA Financial has since entered into agreements to transfer the remaining funds. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts were reported as Discontinued Operations. In 2007 and 2006, respectively, $0.7 million pre-tax ($0.4 million post-tax) and $3.0 million pre-tax ($1.9 million post-tax) of transaction costs were recorded as a result of the disposition of the funds; no additional costs were reported for 2008. Proceeds received in 2007 on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2008 and 2007, respectively, impairments of zero and $0.7 million pre-tax ($0.4 million post-tax) were recorded on intangible assets associated with AXA Enterprise Funds investment management contracts based upon estimated fair value. At December 31, 2008 and 2007 there were no assets or liabilities related to these operations.

        Wind-up Annuities

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established.

        The Company's quarterly process for evaluating the need for an allowance for future losses involves comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment is required. Investment and benefit cash flow projections are updated annually as part of the Company's annual planning process. The assumptions and estimates for 2006 resulted in a release of the allowance. If the Company's analysis in any given period indicates that an allowance for future losses is not necessary, any current period Wind-up Annuities' operating losses or earnings are recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2008, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2008                 2007
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $661.8 and $696.3)..............................  $      602.1         $      705.0
        Equity real estate...................................................         162.2                165.0
        Other invested assets................................................           2.5                  4.0
                                                                              -----------------    -----------------
          Total investments..................................................         766.8                874.0
        Cash and cash equivalents............................................           -                    -
        Other assets.........................................................          77.1                 27.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      843.9         $      901.3
                                                                              =================    =================

        Policyholders liabilities............................................  $      723.4         $      756.1
        Other liabilities....................................................         120.5                145.2
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      843.9         $      901.3
                                                                              =================    =================

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $19.3, $19.6 and $19.0)..............  $        64.0       $       64.9       $       71.3
        Investment (losses) gains, net.....................           (4.8)               (.8)               6.0
        Policy fees, premiums and other income.............             .1                 .2                -
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           59.3               64.3               77.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................          101.7               80.0               84.7
        Losses charged to the allowance
          for future losses................................            -                (15.6)              (7.4)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (42.4)               (.1)               -
        Pre-tax (loss from strengthening) earnings from
          releasing the allowance for future losses........            -                  -                 37.1
        Income tax benefit (expense).......................           14.9                -                 (6.9)
                                                            -----------------   ----------------   -----------------
        (Losses) Earnings from Wind-up Annuities...........  $       (27.5)      $        (.1)      $       30.2
                                                            =================   ================   =================

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2007, two real estate properties with a total book value of $172.7 million that had been previously reported in equity real estate were reclassified as real estate held-for-sale. Prior periods were restated to reflect these properties as discontinued operations. In third quarter 2007, one of the held-for-sale properties was sold resulting in a gain of $4.9 million ($3.2 million post-tax). At December 31, 2008 and 2007, equity real estate held-for-sale was zero and $121.7 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE LOSS

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Unrealized (losses) gains on investments...........  $    (1,270.8)      $      103.6       $      282.2
        Defined benefit pensions plans.....................         (964.8)            (371.5)            (449.5)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Loss...............................  $    (2,235.6)      $     (267.9)      $     (167.3)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net unrealized losses on investments:
          Net unrealized losses arising during
            the year.......................................  $    (2,533.5)      $     (357.8)      $     (416.6)
          Losses reclassified into net earnings
            during the year................................          (75.3)             (22.7)             (14.8)
                                                            -----------------   ----------------   -----------------
        Net unrealized losses on investments...............       (2,608.8)            (380.5)            (431.4)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................        1,234.4              201.9              281.3
                                                            -----------------   ----------------   -----------------

        Change in unrealized losses, net of adjustments....       (1,374.4)            (178.6)            (150.1)
        Change in defined benefits pension plans...........         (593.3)              78.0                -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Loss.....................  $    (1,967.7)      $     (100.6)      $     (150.1)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2008, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2009-2013 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2009 and the four successive years are $203.7 million, $199.3 million, $194.7 million, $197.9 million, $205.2 million and $2,356.1 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2009 and the four successive years is $5.3 million, $5.4 million, $4.7 million, $3.3 million, $3.2 million and $10.6 million thereafter.

        At December 31, 2008, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2009 and the four successive years is $102.5 million, $102.7 million, $103.2 million, $105.4 million, $106.6 million and $631.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2009 and the four successive years is $0.9 million, $0.9 million, $0.5 million, $0.4 million, $0.2 million and $0.1 million thereafter.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2008, these arrangements include commitments by the Company to provide equity financing of $711.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2008. AXA Equitable had $15.0 million in commitments under existing mortgage loan agreements at December 31, 2008.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2008, AllianceBerstein was not required to perform under the agreement and at December 31, 2008 had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal and defendants filed a cross appeal. In July 2008, the Court of Appeals affirmed the lower court's decision that the cash balance plan does not violate the age discrimination provisions of ERISA and that plaintiffs' claims also were barred by the statute of limitations.

        In September 2008, the Court of Appeals denied plaintiffs motion for rehearing. The time for plaintiffs to make an appeal to the United States Supreme Court has expired.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled Matthew Wiggenhorn v. Equitable Life Assurance Society of the United States. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted and, in June 2006, plaintiff appealed. As of April 2007, the appeal was fully briefed. In October 2008, oral arguments on the appeal were held. In January 2009, the Fourth Circuit Court of Appeals affirmed the District Court's decision to dismiss the amended complaint.

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. The original trial date of May 2009 has been stayed, and the Court has not set a new trial date. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction. In February 2009, the Court denied AXA Equitable's motion to dismiss the complaint.

        AXA Equitable and/or AXA Advisors LLC is currently the subject of four putative class actions pending in Federal court alleging certain wage and hour violations with regard to certain sales personnel. The cases were filed between July 2006 and September 2007. Each of the cases seek substantially the same relief under essentially the same theories of recovery: violation of the Fair Labor Standards Act for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states. In September 2007, the parties agreed to consolidate all four pending cases in the Northern District of California. The cases include the following: Meola v. AXA Advisors and AXA Equitable; Lennon v. AXA Advisors, et al.; Bolea v. AXA Advisors, LLC and AXA Equitable, et. al.; and Dhruv v. AXA Advisors, LLC, et al. Plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In February 2009, the parties filed a proposed settlement agreement with the Court. In March 2009, the Court preliminarily denied without prejudice the parties' motion for preliminary approval of the settlement. The Court requested that the parties refile the motion revising certain portions of the proposed notices by the end of March 2009.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. Payment of dividends in 2009 would require the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. This formula would not permit AXA Equitable to pay shareholder dividends during 2009. For 2008, 2007 and 2006, the Insurance Group statutory net (loss) income totaled $(1,074.8) million, $605.8 million and $532.3 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,588.1 million and $7,812.0 million at December 31, 2008 and 2007, respectively. In both 2007 and 2006, AXA Equitable paid shareholder dividends of $600.0 million; no dividends were paid in 2008.

        At December 31, 2008, AXA Equitable, in accordance with various government and state regulations, had $59.5 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and principal related to surplus notes require approval from the State of New York Insurance Department (the "NYID"). Interest expense in 2009 will approximate $71.0 million.

        At December 31, 2008 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2008.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business as only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and shareholder's equity on a U.S. GAAP basis.

                                                                  2008               2007                2006
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (3,414.3)      $       71.7       $    1,386.5
        Change in AVR......................................         (808.4)            (167.2)             279.3
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (4,222.7)             (95.5)           1,665.8
        Adjustments:

          Future policy benefits and policyholders'
            account balances...............................            3.2              415.1             (144.3)
          DAC..............................................       (2,089.9)             620.1              674.1
          Deferred income taxes............................       (4,116.6)            (677.8)             517.3
          Valuation of investments.........................        3,695.4                2.8                2.6
          Valuation of investment subsidiary...............        5,046.4              461.7           (2,122.7)
          Change in fair value of guaranteed minimum
             income benefit reinsurance contracts..........        1,566.8                6.9              (14.8)
          Pension adjustment..............................         1,389.7                -                  -
          Premiums and benefits ceded to AXA Bermuda......         2,846.7                -                  -
          Issuance of surplus notes.......................        (1,000.0)               -                  -
          Shareholder dividends paid......................             -                600.0              600.0
          Changes in non-admitted assets...................          136.9               19.4              (57.4)
          Other, net.......................................          (12.6)            (150.3)             (72.6)
          U.S. GAAP adjustments for Wind-up Annuities .....          (16.7)              31.2               28.8
                                                            -----------------   ----------------   -----------------
        Consolidated Net Earnings .........................  $     3,226.6       $    1,233.6       $    1,076.8
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2008               2007                2006
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     3,155.0       $    6,569.3       $    6,497.6
        AVR................................................          433.1            1,242.7            1,409.9
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,588.1            7,812.0            7,907.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,487.3)          (2,270.2)          (2,574.1)
          DAC..............................................        7,482.0            9,019.3            8,316.5
          Deferred income taxes............................       (4,585.1)          (1,089.3)            (627.1)
          Valuation of investments.........................       (2,312.5)             457.1              867.9
          Valuation of investment subsidiary...............          588.1           (4,458.3)          (4,920.0)
          Fair value of GMIB
             reinsurance contracts.........................        4,821.7              124.7              117.8
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,495.8                -                  -
          Non-admitted assets..............................        1,144.0            1,014.5              994.5
          Issuance of surplus notes........................       (1,524.9)            (524.8)            (524.8)
          Adjustment to initially apply SFAS No.158,
             net of income taxes...........................            -                  -               (449.5)
          Other, net.......................................          141.3               76.0              433.6
          U.S. GAAP adjustments for Wind-up Annuities......           12.4                1.5              (59.9)
                                                            -----------------   ----------------   ------------------
        Consolidated Shareholder's Equity..................  $    11,363.6       $   10,162.5       $    9,482.4
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2008               2007               2006
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:

       Insurance..........................................   $    15,115.1       $     6,938.0     $     5,966.9
       Investment Management (1)..........................         3,542.7             4,561.8           4,002.7
       Consolidation/elimination..........................           (76.5)              (91.4)            (90.0)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $    18,581.3       $    11,408.4     $     9,879.6
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $93.3 million, $128.9 million and $120.8 million for 2008, 2007 and 2006, respectively, are included in total revenues of the Investment Management segment.

        SEGMENT EARNINGS FROM CONTINUING                           2008                2007               2006
          OPERATIONS BEFORE INCOME                          -----------------   -----------------  -----------------
          TAXES AND MINORITY INTEREST:                                             (IN MILLIONS)
       Insurance..........................................   $     4,486.5      $     1,298.9      $       881.9
       Investment Management..............................           932.2            1,400.5            1,198.4
       Consolidation/elimination..........................             (.4)               -                  -
                                                            -----------------   -----------------  -----------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     5,418.3      $     2,699.4      $     2,080.3
                                                            =================   =================  =================

                                                                        DECEMBER 31,
                                                            -------------------------------------
                                                                  2008                2007
                                                            -----------------   -----------------
                                                                       (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................   $   123,757.2       $   144,962.2
       Investment Management..............................        12,520.2            14,962.7
       Consolidation/elimination..........................           (11.2)                1.1
                                                            -----------------   -----------------
       Total Assets.......................................   $   136,266.2       $   159,926.0
                                                            =================   =================

        In accordance with SEC regulations, securities with a fair value of $2,547.9 million and $2,333.2 million have been segregated in a special reserve bank custody account at December 31, 2008 and 2007, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2008 and 2007 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ----------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ----------------
                                                                       (IN MILLIONS)
        2008
        ----
        Total Revenues................  $     3,792.6      $     2,411.1       $    3,387.4         $    8,990.2
                                       =================  =================   ==================   ================
        Earnings from Continuing
          Operations..................  $       600.1      $       510.2       $       96.6         $    2,039.5
                                       =================  =================   ==================   ================
        Net Earnings..................  $       607.4      $       510.6       $       96.6         $    2,012.0
                                       =================  =================   ==================   ================
        2007
        ----
        Total Revenues................  $     2,677.9      $     2,608.2       $    2,938.5         $    3,183.8
                                       =================  =================   ==================   ================
        Earnings from
          Continuing Operations.......  $       295.7      $       232.0       $      356.6         $      352.4
                                       =================  =================   ==================   ================
        Net Earnings..................  $       299.6      $       218.2       $      362.4         $      353.4
                                       =================  =================   ==================   ================

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

               The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statements of Additional Information.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Third Amendment to General Agent Sales Agreement dated as of
                   January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                   Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (n) Fifth Amendment, dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

               (o) Sixth Amendment, dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

               (p) Seventh Amendment, dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

               (q) Eighth Amendment, dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                  incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (d) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4 (File No. 33-83750), filed August 31, 1995.

              (e) Forms of data pages for Rollover IRA, IRA Assured Payment
                  Option Plus and Accumulator, incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Forms of data pages for the Rollover IRA, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (g) Forms of data pages for Accumulator and Rollover IRA,
                  previously filed with this Registration Statement No. 333-05593 on October 9, 1996.

              (h) Forms of data pages for Accumulator-IRA and
                  Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (i) Forms of data pages for Accumulator-IRA and Accumulator-NQ, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (j) Form of endorsement No. 98ENJONQI to Contract Form
                  No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                  No. 333-05593 on December 31, 1997.

              (k) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (l) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (m) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (n) Form of Guaranteed Minimum Income Benefit Endorsement to
                  Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (o) Forms of data pages for the Accumulator, previously filed with this Registration Statement No. 333-05593 on June 10,
                  1996.

              (p) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to
                  Contract No. 1050-94IC, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (q) Form of Defined Benefit endorsement no. 98ENDBQPI to
                  Contract No. 1050-94IC, incorporated herein by reference to
                  Exhibit 4 (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (r) Form of Guaranteed Interest Account endorsement no.
                  98ENGIAII, and data pages 94ICA/B, previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (s) Form of data pages for Equitable Accumulator TSA,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (t) Form of Endorsement Applicable to TSA Certificates,
                  previously filed with this Registration Statement, File No. 333-05593 on May 22, 1998.

              (u) Form of data pages for Equitable Accumulator (IRA, NQ, QP and
                  TSA), previously filed with this Registration Statement, File No. 333-05593 on November 30, 1998.

              (v) Form of data pages (as revised), for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (w) Form of Endorsement No. 98 ENIRAI to Contract No. 1050-94IC
                  and the Certificate under the Contract, previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (x) Forms of data pages for Equitable Accumulator Flexible
                  Premium IRA and Flexible Premium Roth IRA, previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (y) Form of data pages for Equitable Accumulator Contracts (NQ,
                  QP and TSA), previously filed with this Registration Statement, File No. 333-05593 on April 30, 1999.

              (z) Form of data pages for the new version of Equitable
                  Accumulator previously filed with this Registration Statement, File No. 333-05593 on Form N-4 on November 23, 1999.

           (a)(a) Form of Endorsement (Form No. 2000 ENIRAI-IM) to be used with IRA certificates, previously filed with this Registration Statement No. 333-05593 on Form N-4 on April 25, 2000.

           (b)(b) Form of Endorsement applicable to Roth IRA Contracts Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (c)(c) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (d)(d) Form of Endorsement applicable to Non-Qualified
                  Certificates, Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (e)(e) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (f)(f) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (g)(g) Form of Amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (h)(h) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

           (i)(i) Form of Data Pages for Accumulator, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (j)(j) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (k)(k) Form of Endorsement applicable to Fixed Maturity
                  Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (l)(l) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (m)(m) Form of Guaranteed Minimum Income Benefit Rider,
                  Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-05593 on December 20, 2001.

           (o)(o) Form of Guaranteed Minimum Death Benefit Rider,
                  Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-05593 on
                  December 20, 2001.

           (p)(p) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement
                  File No. 333-05593 on December 20, 2001.

           (q)(q) Form of Data Page for Accumulator, Form No. 2002DPCore previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (r)(r) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (s)(s) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed
                  March 8, 2002.

           (t)(t) Form of Endorsement applicable to guaranteed interest special dollar cost averaging Form No. 2002SDCA previously filed with this Registration Statement, (File No. 333-05593) on March 8, 2002.

           (u)(u) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (v)(v) Form of Protection Plus Optional Death Benefit Rider, Form. No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (w)(w) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%orAR incorporated herein by reference to
                  Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (x)(x) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (y)(y) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (z)(z) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, incorporated herein by reference to
                  Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(b) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (a)(c) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(d) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(e) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed with this Registration File No. 333-05593 on April 24, 2003.

           (a)(f) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(g) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit) (No. 2002 GMIB). Filed with this Registration Statement File No. 333-05593 on April 24, 2003.

           (a)(h) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB). Filed with this Registration Statement
                  File No. 333-05593 on April 24, 2003.

           (a)(i) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB. Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(j) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85]. Filed with this Registration Statement File No. 333-05593 on
                  May 8, 2003.

           (a)(k) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(l) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(m) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(n) Form of Spousal Protection Rider applicable to
                  [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(o) Form of Data Pages (No. 2003 DPTOBCO). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(p) Form of Data Pages (No. 2003DP). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(q) Form of Data Pages (No. 2003 DPCORE). Filed with this Registration Statement File No. 333-05593 on May 8, 2003.

           (a)(r) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-A). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(s) Form of Guaranteed  Withdrawal Benefit ("GWB") Rider
                  (No. 2004 GWB-B). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(t) Form of Data Pages (2004DPGWB). Filed with this Registration Statement File No. 333-05593 on May 3, 2004.

           (a)(u) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(v) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(w) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(x) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(y) Form of Change of Ownership Endorsement (2004COO). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

           (a)(z) Form of Endorsement Applicable to TSA Contracts (2004TSA). Filed with this Registration Statement File No. 333-05593 on April 20, 2005.

        (a)(a)(a) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (b)(b)(b) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (c)(c)(c) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB). Filed with this Registration Statement File No. 333-05593 on October 14, 2005.

        (d)(d)(d) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B. Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (e)(e)(e) Form of flexible premium deferred fixed and variable annuity contract (No. 2006BASE-I-A). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (f)(f)(f) Form of Data Page (No. 2006GWB DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (g)(g)(g) Form of Data Page (No. 2006DP). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (h)(h)(h) Form of Data Page (No. 2006DPTOBCO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (i)(i)(i) Form of Endorsement (No. 2006TSA-GWB). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (j)(j)(j) Form of Endorsement (No. 2006CRT). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (k)(k)(k) Form of Endorsement (No. 2006FMO). Filed with the Registration Statement File No. 333-05593 on June 14, 2006.

        (l)(l)(l) Form of Endorsement (No. 2006IRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (m)(m)(m) Form of Endorsement (No. 2006IRA-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (n)(n)(n) Form of Endorsement (No. 2006NQ-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (o)(o)(o) Form of Endorsement (No. 2006NQ-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (p)(p)(p) Form of Endorsement (No. 2006QP-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (q)(q)(q) Form of Endorsement (No. 2006QP-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (r)(r)(r) Form of Endorsement (No. 2006ROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (s)(s)(s) Form of Endorsement (No. 2006ROTH-GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (t)(t)(t) Form of Endorsement (No. 2006TSA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (u)(u)(u) Form of Endorsement (No. 2006INHIRA-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (v)(v)(v) Form of Endorsement (No. 2006INHROTH-ACC). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (w)(w)(w) Form of Rider (No. 2006GWB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (x)(x)(x) Form of Rider (No. 2006EEB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (y)(y)(y) Form of Rider (No. 2006GMAB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (z)(z)(z) Form of Rider (No. 2006GMDB-AR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(b) Form of Rider (No. 2006GMDB-GR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(c) Form of Rider (No. 2006GMDBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(d) Form of Rider (No. 2006GMIB). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(e) Form of Rider (No. 2006GMIBOPR). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(f) Form of Data Page (No. 2006DPCore). Filed with this Registration Statement File No. 333-05593 on June 14, 2006.

        (a)(a)(g) Form of Data Page for Individual Fixed and Variable Annuity (2007DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(h) Form of Data Page for Individual Fixed and Variable Annuity (2007GWBL DP). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(i) Form of Data Page for Individual Fixed and Variable Annuity (2007DPTOBCO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(j) Form of Contract for Individual Fixed and Variable Annuity (2007DPCore). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(k) Form of Contract for Individual Fixed and Variable Annuity (2007DPSelect). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(l) Form of Contract for Individual Fixed and Variable Annuity (2007DPPlus). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(m) Form of Contract for Individual Fixed and Variable Annuity (2007DPElite). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(n) Form of Rider for Individual Fixed and Variable Annuity (2007GMIB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(o) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(p) Form of Rider for Individual Fixed and Variable Annuity (2007GMIBOPR-R). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(q) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-6). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(r) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-GR-3). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(s) Form of Rider for Individual Fixed and Variable Annuity (2007GMDBOPR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(t) Form of Rider for Individual Fixed and Variable Annuity (2007GMDB-AR). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(u) Form of Rider for Individual Fixed and Variable Annuity (2006GWB - rev 5-07 NQ). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(v) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(w) Form of Endorsement for Individual Fixed and Variable Annuity (2007DB-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(x) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-ACC). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(y) Form of Endorsement for Individual Fixed and Variable Annuity (2007NQ-GWB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(a)(z) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-ACC-rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(a) Form of Endorsement for Individual Fixed and Variable Annuity (2006IRA-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(b) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-ACC - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(c) Form of Endorsement for Individual Fixed and Variable Annuity (2006ROTH-GWB - rev 5-07). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(d) Form of Endorsement for Individual Fixed and Variable Annuity (2007MMDCA). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(e) Form of Endorsement for Individual Fixed and Variable Annuity (2007COO). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(f) Form of Endorsement for Individual Fixed and Variable Annuity (2007PREDB). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

        (a)(b)(g) Form of Guaranteed Withdrawal Benefit (("GWB") (rev0208)). Filed with this Registration Statement File No. 333-05593 on October 15, 2007.

        (a)(b)(h) Form of Data Page Rider for Individual Fixed and Variable Annuity (2007GWBL DP (rev 0208)) previously filed with this Registration Statement File No. 333-05593 on April 23, 2008.

        (a)(b)(i) Form of Guaranteed Withdrawal Benefit for Life ("GWBL") Rider (No. 2008GWBL), incorporated herein by reference to
                  Exhibit 4 (a) (b) (r) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(j) Form of Memorandum of Variable Material for Rider Form Nos. 2008GWBL and 2008GMIB and Endorsement 2008ADOPT, incorporated herein by reference to Exhibit 4 (a) (b) (s) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(k) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(l) Form of Endorsement Applicable to the Right to Add an Optional Guaranteed Withdrawal Benefit for Life ("GWBL") or Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2008ADOPT), incorporated herein by reference to Exhibit 4
                  (a) (b) (u) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(m) Form of Guaranteed Minimum Death Benefit Rider w/ Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated herein by reference to Exhibit 4 (a) (b) (v) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(n) Form of Guaranteed Minimum Death Benefit Rider (GMDB) (No. 2008 GMDBSA), incorporated herein by reference to Exhibit 4
                  (a) (b) (w) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(o) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider with Optional Reset of [6% / 6.5%] Roll Up to Age [85] GMIB Benefit Base and Guaranteed Withdrawal Benefit for Life Conversion Benefit (No. 2008GMIB), incorporated herein by reference to Exhibit 4 (a) (b) (x) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(p) Form of Endorsement Applicable to Credits Applied to Annuity Account Value (No. 2008TRBNS), incorporated herein by reference to Exhibit 4 (a) (b) (y) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(q) Form of Endorsement Applicable to the Deferment Provision (No. 2008DEFER), incorporated herein by reference to Exhibit 4 (a) (b) (z) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(r) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-ACC), incorporated herein by reference to Exhibit 4
                  (a) (c) (a) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(s) Form of Endorsement Applicable to Custodial Contracts (No. 2008IRA-CSTDL-NS), incorporated herein by reference to
                  Exhibit 4 (a) (c) (b) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(t) Form of Endorsement Applicable to IRA Contracts (No. 2008IRA-GWB), incorporated herein by reference to Exhibit 4
                  (a) (c) (c) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(u) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-ACC), incorporated herein by reference to Exhibit 4
                  (a) (c) (d) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(v) Form of Endorsement Applicable to ROTH-IRA Contracts (No. 2008ROTH-GWB), incorporated herein by reference to Exhibit 4
                  (a) (c) (e) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(w) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (f) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(x) Form of Endorsement Applicable to SEP-IRA Contracts (No. 2008SEPIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (g) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(y) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-ACC), incorporated herein by reference to Exhibit 4 (a) (c) (h) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(b)(z) Form of Endorsement Applicable to Simple IRA Contracts (No. 2008SIMIRA-GWB), incorporated herein by reference to Exhibit 4 (a) (c) (i) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(c)(a) Form of Non-Spousal Beneficiary Continuation Option (BCO) Tax-Qualified Retirement Plan Funds Direct Rollover to Traditional IRA Endorsement (No. 2008TQNSBCO), incorporated herein by reference to Exhibit 4 (a) (c) (j) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(c)(b) Form for use with Certificate Form No. 2006BASEA/2006BASEB or Contract Form No. 2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction) Marketed as AXA Equitable's "Accumulator Series 08" ("Accumulator", "Accumulator Select", "Accumulator Plus" and "Accumulator Elite", incorporated herein by reference to Exhibit 4 (a) (c) (k) to the Registration Statement (File No. 333-64749) on Form N-4 filed on August 20, 2008.

        (a)(c)(c) Form of Data Pages (No. 2008DPBCO - INH/NSDR), previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

        (a)(c)(d) Form of Data Pages (No. 2008DPCore), previously filed with this Registration Statement File No. 333-05593 on August 22, 2008.

        5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of Enrollment Form/Application for Rollover IRA,
                  Choice Income Plan and Accumulator, incorporated herein by reference to Exhibit 5(b)(i) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (c) Form of Enrollment Form/Application for Equitable
                  Accumulator, previously filed with this Registration Statement No. 333-05593 on April 30, 1997.

              (d) Form of Enrollment Form/Application for Equitable
                  Accumulator, previously filed with this Registration Statement No. 333-05593 on December 31, 1997.

              (e) Form of Enrollment Form/Application for Equitable Accumulator
                  (IRA, NQ AND QP), previously filed with this Registration Statement No. 333-05593 on May 1, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on November 30, 1998.

              (h) Form of Enrollment Form/Application (as revised) for
                  Equitable Accumulator (IRA, NQ, QP and TSA), previously filed with this Registration Statement No. 333-05593 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator
                  (IRA, NQ, QP and TSA), previously filed with this Registration Statement File No. 333-05593 on April 30, 1999.

              (j) Form of application for Accumulator, Form No. 2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (k) Form of application for Accumulator, Form No. 2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (l) Form of application for Accumulator(R), Form No. 2004App02, filed with this Registration Statement File No. 333-05593 on April 20, 2006.

              (m) Form of Application (No. 2006 App 02). Filed with this
                  Registration Statement File No. 333-05593 on June 14, 2006.

              (n) Form of Application (No. 2006 App 01). Filed with this
                  Registration Statement File No. 333-05593 on June 14, 2006.

              (o) Form of Application for Accumulator (2007APP 01). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

              (p) Form of Application for Accumulator (2007APP 02). Filed with this Registration Statement File No. 333-05593 on January 30, 2007.

              (q) Form of Application for Accumulator (R), Form No. 2008 App
                  01 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

              (r) Form of Application for Accumulator (R), Form No. 2008 App
                  02 C, previously filed with this Registration Statement (File No. 333-05593) on Form N-4 filed on August 22, 2008.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996,
                  previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

              (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with this Registration Statement File No. 333-05593.

              (d) Restated Charter of AXA Equitable, as amended December 6,
                  2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed
                  August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust,
                  Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-60730 on December 5, 2001.

              (c) Form of Participation Agreement among The Equitable Life
                  Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

              (d) Form of Participation Agreement among BARR Rosenberg
                  Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

              (e) Form of Participation Agreement among EQ Advisors Trust,
                  Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 333-05593 on April 30, 1998.

              (b) Opinion and Consent of Robin Wagner, Esq., Vice President
                  and Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-05593 on November 23, 1999.

              (c) Opinion and Consent of Dodie Kent, Esq., Vice President and
                  Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 20, 2006.

              (d) Opinion and Consent of Dodie Kent, Esq., Vice President and
                  Associate General Counsel of AXA Equitable, as to the legality of the securities being registered previously filed with this Registration Statement, File No. 333-05593 on April 23, 2008.

              (e) Opinion and Consent of Dodie Kent, Esq., Vice President and
                  Associate General Counsel of AXA Equitable, as to the legality of the securities being registered is filed herewith.

     10.  (a)     Consent of PricewaterhouseCoopers LLP is filed herewith.

          (b)     Powers of Attorney are filed herewith.

     11.  Not applicable.

     12.  Not applicable.

     13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
Alliance Bernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Executive Vice President

*Claude Methot                              Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Associate General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            Deputy General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          Set forth below are the subsidiary charts for the Holding Company and
AXA:

The AXA Organizational Charts 2008 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 20, 2009.

     AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
     -------------------------------------------------------------
        AS OF :  DECEMBER 31, 2008


                                                                                             State of       State of
                                                                             Type of        Incorp. or      Principal      Federal
                                                                            Subsidiary       Domicile       Operation      Tax ID #
                                                                            ----------       --------       ---------     ----------
                                                                                          ------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE             NY         13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                            Operating           DE             CO         75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                          Operating           DE             NY         13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                            Operating           DE             NY         13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                      DE             NY         52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                       Insurance        Bermuda         Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                          DE             NY         13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                       DE             NY         13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                    Operating           DE             NY         06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                   Operating           AL             AL         06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC           Operating           DE             NY         13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC            Operating           MA             MA         04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                   Operating           NV             NV         13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                              Operating          P.R.           P.R.        66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                   Operating           TX             TX         75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                 Insurance           NY             NY         13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                   Investment          DE             NY         13-3385076
           -------------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                Investment         DE             NY         13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       Investment          **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                              HCO              NY             NY         22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             HCO              DE             NY         13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                       Investment          DE             PA         23-2671508
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)          Insurance           NY             NY         13-3198083
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                       Insurance           NY             NY         13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                            Number of  Percent of
                                                                              Shares    Ownership             Comments
                                                                              Owned    or Control    (e.g., Basis of Control)
                                                                              -----    ----------    ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                        100.00%
     ------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                           -    100.00%
     ------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                          250,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                           1,000    100.00%
        ---------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                            -    100.00%
           ------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                             -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                            -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                    -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                     -    100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                 100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                            100.00%
              ---------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                        1,050    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  2,000,000    100.00%    NAIC # 62944
        ---------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                            -          -    G.P & L.P.
           ------------------------------------------------------------------------------------------------------------------
               Equitable Managed Assets, L.P.                                        -          -    G.P.
           ------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                -          -    **
           ------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                    -    100.00%
           ------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                           5,000,000    100.00%
           ------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               50    100.00%
        ---------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                        100.00%
        ---------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                                     100.00%
        ---------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

  *  Affiliated Insurer
 ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
***  All subsidiaries are corporations, except as otherwise noted.

     1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

     2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to
            AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of
            Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

     3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

     4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

         As of December 31, 2008, AXF's subsidiaries own 62.38% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

               AXA Financial Bermuda, held directly 57,211,519 AllianceBernstein Units (21.48%),
               AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.92%),
               ACMC, Inc. own 66,220,822 AllianceBernstein Units (24.86%), and As of December 31, 2008, MONY owns 6,841,642 (2.57%)
               AllianceBernstein Units and MLOA owns 2,587,472 (.97%) AlianceBernstein Units

            AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

            In addition, ACMC, Inc. own 722,178 units (0.27%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.31%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

     5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

     6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

     7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

     8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

     9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

     10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

     11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

     12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

     12. Effective May 26, 2005, Matrix Private Equities was sold.

     13. Effective December 2, 2005, Advest Group was sold.

     14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

     15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

     16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

     17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

     18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------

Dissolved:  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
            - 100 Federal Street Funding Corporation was dissolved August 31,
              1998.
            - 100 Federal Street Realty Corporation was dissolved December 20,
              2001.
            - CCMI Corp. was dissolved on October 7, 1999.
            - ELAS Realty, Inc. was dissolved January 29, 2002.
            - EML Associates, L.P. was dissolved March 27, 2001.
            - EQ Services, Inc. was dissolved May 11, 2001.
            - Equitable BJVS, Inc. was dissolved October 3, 1999.
            - Equitable Capital Management Corp. became ECMC, LLC on
              November 30, 1999.
            - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
            - Equitable JVS II, Inc. was dissolved December 4, 1996
            - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
              dissolved on December 31, 2000.
            - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
            - EREIM Managers Corporation was dissolved March 27, 2001.
            - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
            - EVLICO, Inc. was dissolved in 1999.
            - Franconom, Inc. was dissolved on December 4, 2000.
            - GP/EQ Southwest, Inc. was dissolved October 21, 1997
            - HVM Corp. was dissolved on Feb. 16, 1999.
            - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
            - Prime Property Funding, Inc. was dissolved in Feb. 1999.
            - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
            - Six-Pac G.P., Inc. was dissolved July 12,1999
            - Paramount Planners, LLC., a direct subsidiary of AXA Distribution
              Holding Corporation, was dissolved on December 5, 2003
            - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
            - ECLL Inc. was dissolved July 15, 2003
            - MONY Realty Partners, Inc. was dissolved February 2005.
            - Wil-Gro, Inc. was dissolved June, 2005.
            - Sagamore Financial LLC was dissolved August 31, 2006.
            - Equitable JVS was dissolved August, 2007.
            - Astor Times Square Corp. dissolved as of April 2007.
            - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
            - PC Landmark, Inc. has been administratively dissolved.
            - EJSVS, Inc. has been administratively dissolved.
            - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of     State of
                                                                                  Type of      Incorp. or    Principal      Federal
                                                                                 Subsidiary     Domicile     Operation     Tax ID #
                                                                                 ----------     --------     ---------     ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                            Operating         DE           NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                             Operating         VT           VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                 Operating         DE           NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                          Investment        DE           NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)               Operating         DE           NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                              Operating         DE           NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC              Operating         DE           AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                          Operating         DE        CT, ME,NY    06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC         Operating         MA           MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                Operating         TX           TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                       Operating         DE           NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)      Operating         DE           NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                    Number of  Percent of
                                                                                     Shares    Ownership          Comments
                                                                                      Owned    or Control   (e.g., Basis of Control)
                                                                                      -----    ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                  Equitable Capital Private Income & Equity                                                 ECMC is G.P.
                   Partnership II, L.P.                                                  -           -      ("Deal Flow Fund II")
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                      -      100.00%
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -      100.00%
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000      100.00%
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100      100.00%
              ----------------------------------------------------------------------------------------------------------------------

     * Affiliated Insurer

           Equitable Investment Corp merged into Equitable Holdings, LLC on
             November 30, 1999.
           Equitable Capital Management Corp. became ECMC, LLC on
             November 30, 1999.
           Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
           Effective January 1, 2002, Equitable Distributors, Inc. merged into
             AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION


                                                                                                State of     State of
                                                                                 Type of       Incorp. or    Principal     Federal
                                                                                Subsidiary      Domicile     Operation     Tax ID #
                                                                                ----------      --------     ---------    ----------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------
              AllianceBernstein Corporation



              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)       HCO (NYSE: AB)       DE           NY         13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                Operating          DE           NY         13-4064930
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                       Operating          NH           NY
                    ----------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                         HCO             DE           MA         22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                               HCO             DE           NY              -
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                         Operating          DE           NY         13-4132953
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                     HCO             DE           NY         13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                         Operating        India         India            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                    Operating      Argentina     Argentina          -
                       ------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                              Operating          DE           NY         13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                    HCO             DE           NY         13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                               HCO             DE          Japan            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                   Operating        Japan         Japan            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          Australia Limited                                    Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.              Operating          DE           NY         13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos
                          (Brazil) Ltda.                                       Operating        Brazil       Brazil            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                               Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                                 ACM Bernstein GmbH                            Operating       Germany       Germany           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited             Operating         U.K.         U.K.             -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                     Operating         Lux.         Lux.             -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                 Operating        France       France            -
                       -------------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                Operating       Germany       Germany           -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.           Operating        Mexico       Mexico            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                     Operating      Australia     Australia          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          Operating        Canada       Canada       13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                   Operating      New Zealand   New Zealand        -
                       -------------------------------------------------------------------------------------------------------------


                                                                                           Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                   Owned    or Control    (e.g., Basis of Control)
                                                                                   -----    ----------  ----------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              AllianceBernstein Corporation
                                                                                                        owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                      100.00%   Sole member interest
                    ------------------------------------------------------------
                    Cursitor Alliance LLC                                                     100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                           100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                        100.00%
                    ------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                          10     100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                        100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                    99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                             100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ---------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                  100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                 100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                   1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                          99.00%   AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ---------------------------------------------------------
                       AllianceBernstein Limited                                  250,000     100.00%
                       ---------------------------------------------------------
                                 ACM Bernstein GmbH                                           100.00%
                                ------------------------------------------------
                                AllianceBernstein Services Limited                  1,000     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                          3,999      99.98%   AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ---------------------------------------------------------
                                AllianceBernstein (France) SAS                                100.00%
                       ---------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                               100.00%
                       ---------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                          100.00%
                       ---------------------------------------------------------
                       AllianceBernstein Australia Limited                                     50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------
                       AllianceBernstein Canada, Inc.                              18,750     100.00%
                       ---------------------------------------------------------
                       AllianceBernstein New Zealand Limited                                   50.00%   3rd party (NMFM) owns 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING B - ALLIANCEBERNSTEIN CORPORATION



                                                                                                  State of    State of
                                                                                     Type of     Incorp. or   Principal     Federal
                                                                                    Subsidiary    Domicile    Operation    Tax ID #
                                                                                    ----------    --------    ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              AllianceBernstein Corporation
              -------------------------------------------------------------------
                  AllianceBernstein L.P.
                 ----------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware
                      (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research
                         (Proprietary) Limited                                      Operating    So Africa    So Africa        -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Singapore) Ltd.                           Operating    Singapore    Singapore        -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                       HCO       Mauritius    Mauritius        -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management
                                  (India) Private Ltd.                              Operating      India        India          -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. &
                                  Manage. (India) Pvt.                              Operating      India        India          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Oceanic Corporation                           HCO           DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                           Operating        DE          NY       13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group
                         Incorporated.                                              Operating        DE          NY       52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                   HCO           DE          NY       13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein ESG Venture Management, L.P.                  HCO           DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Venture Fund 1, L.P.                 Fund          DE          NY            -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management
                          (Korea) Ltd.                                              Operating      Korea        Korea          -
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investments, Inc.                          Operating        DE          NY       13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investor Services, Inc.                    Operating        DE          TX       13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Hong Kong Limited                          Operating    Hong Kong    Hong Kong        -
                       -------------------------------------------------------------------------------------------------------------
                                AllianceBernstein Taiwan Limited                    Operating      Taiwan      Taiwan          -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                  Operating       Lux.        Lux.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Limited                                 Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST
                                  Nominees) Ltd.                                    Operating       U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Proprietary Limited                      Inactive    Australia    Australia        -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                                      HCO          U.K.        U.K.           -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Limited                             Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Fixed Income Limited              Operating       U.K.        U.K.           -
                                ----------------------------------------------------------------------------------------------------

                                                                                            Parent's
                                                                                Number of  Percent of
                                                                                 Shares    Ownership            Comments
                                                                                  Owned    or Control    (e.g., Basis of Control)
                                                                                  -----    ----------    ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    -------------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ----------------------------------------------------------------------
          Equitable Holdings, LLC
          -------------------------------------------------------------------
             AllianceBernstein Corporation
             ----------------------------------------------------------------
                 AllianceBernstein L.P.
                -------------------------------------------------------------
                   AllianceBernstein Corporation of
                     Delaware (Cont'd)
                   ------------------------------------------------------------
                      AllianceBernstein Investment Research
                        (Proprietary) Limited                                               100.00%
                      ---------------------------------------------------------
                      AllianceBernstein (Singapore) Ltd.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Capital (Mauritius) Private Ltd.                             100.00%
                      ---------------------------------------------------------
                               Alliance Capital Asset Management                             75.00%      3rd party (Ankar Capital
                                 (India) Private Ltd.                                                    India Pvt. Ltd.) owns 25%
                               ------------------------------------------------
                               AllianceBernstein Invest. Res. &
                                 Manage. (India) Pvt.                                       100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Oceanic Corporation                       1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Capital Real Estate, Inc.                                    100.00%
                      ---------------------------------------------------------
                      Alliance Corporate Finance Group Incorporated.              1,000     100.00%
                      ---------------------------------------------------------
                      Alliance Eastern Europe, Inc.                                         100.00%
                      ---------------------------------------------------------
                      AllianceBernstein ESG Venture Management, L.P.                        100.00%      General Partner to EGG
                                                                                                         Funds
                      ---------------------------------------------------------
                               AllianceBernstein Venture Fund 1, L.P.                        10.00%      GP Interest
                      ---------------------------------------------------------
                      AllianceBernstein Invest. Management
                        (Korea) Ltd.                                                        100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investments, Inc.                           100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Investor Services, Inc.                     100     100.00%
                      ---------------------------------------------------------
                      AllianceBernstein Hong Kong Limited                                   100.00%
                      ---------------------------------------------------------
                               AllianceBernstein Taiwan Limited                              99.00%      Others own 1%
                               ------------------------------------------------
                               ACM New-Alliance (Luxembourg) S.A.                            99.00%      AllianceBernstein Oceanic
                                                                                                         Corporation owns 1%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Limited                                          100.00%
                      ---------------------------------------------------------
                               Sanford C. Bernstein (CREST
                                 Nominees) Ltd.                                             100.00%
                      ---------------------------------------------------------
                      Sanford C. Bernstein Proprietary Limited                              100.00%      Inactive
                      ---------------------------------------------------------
                      Whittingdale Holdings Ltd.                                            100.00%
                      ---------------------------------------------------------
                               ACM Investments Limited                                      100.00%
                               ------------------------------------------------
                               AllianceBernstein Fixed Income Limited                       100.00%
                               ------------------------------------------------


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2008
LISTING C - MONY


                                                                                     State of         State of
                                                                   Type of          Incorp. or        Principal       Federal
                                                                  Subsidiary         Domicile         Operation      Tax ID #
                                                                  ----------         --------         ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                  Operating             DE               CO         75-2961816
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                Operating             DE               NY         13-4194065
     ---------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                  Operating             DE               NY         13-4194080
     ---------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ---------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                             Insurance             NY               NY         13-1632487
        ------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                          HCO                DE               NY         13-3790446
           ---------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                            Insurance         Argentina         Argentina     98-0157781
              ------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                             HCO             Jamaica           Jamaica
              ------------------------------------------------------------------------------------------------------------------
              MBT, Ltd.                                           Operating       Cayman Islands   Cayman Islands   98-0152047
              ------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                 Operating           Brazil           Brazil
                 ---------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                               Insurance       Cayman Islands   Cayman Islands   98-0152046
           ---------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America*                Insurance             AZ               NY         86-0222062
           ---------------------------------------------------------------------------------------------------------------------
           U.S. Financial Life Insurance Company *                Insurance             OH               OH         38-2046096
           ---------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                             HCO                DE               NY         11-3722370
           ---------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                    Operating             OH               OH         31-1465146
              ------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                Operating             DE               PA         22-3015130
              ------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.               Operating             OH               OH         31-1562855
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.            Operating             AL               AL         62-1699522
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.              Operating             TX               TX         74-2861481
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.      Operating             MA               MA         06-1496443
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.         Operating             WA               WA         91-1940542
                 ---------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.         Operating             NM               NM         62-1705422
              ------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                 Operating             NY               NY         13-2848244
              ------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                 Operating             GA               GA         58-1660289
              ------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.               Operating             DE               GA         22-1990598
              ------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                      HCO                NY               NY         13-2662263
              ------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                   Operating             DE               NY         13-3363383
                 ---------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                 Operating             NY               NY         13-2645490
              ------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                         Operating             NY               NY         13-2645488
              ------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                  Operating             MN               NY         41-1941465
                 ---------------------------------------------------------------------------------------------------------------
                  Trusted Investment Advisers Corp.               Operating             MN               NY         41-1941464
                 ---------------------------------------------------------------------------------------------------------------

                                                                                Parent's
                                                                  Number of    Percent of
                                                                   Shares      Ownership           Comments
                                                                    Owned      or Control   (e.g., Basis of Control)
                                                                    -----      ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                100.00%
     ------------------------------------------------------------
     MONY Capital Management, Inc.                                              100.00%
     ------------------------------------------------------------
     MONY Asset Management, Inc.                                                100.00%
     ------------------------------------------------------------
     AXA Equitable Financial Services, LLC
        (Note 2)
     ------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ---------------------------------------------------------
        MONY Life Insurance Company *                                           100.00%
        ---------------------------------------------------------
           MONY International Holdings, LLC                                     100.00%
           ------------------------------------------------------
              MONY International Life Insurance Co.
                 Seguros de Vida S.A.*                                          100.00%
              ---------------------------------------------------
              MONY Financial Resources of the Americas
                 Limited                                                         99.00%
              ---------------------------------------------------
              MBT, Ltd.                                                         100.00%
              ---------------------------------------------------
                 MONY Consultoria e Corretagem de
                    Seguros Ltda.                                                99.00%
                 ------------------------------------------------
                 MONY Life Insurance Company of the
                    Americas, Ltd.*                                             100.00%
           ------------------------------------------------------
           MONY Life Insurance Company of America*                              100.00%
           ------------------------------------------------------
           U.S. Financial Life Insurance Company *                   405,000    100.00%
           ------------------------------------------------------
           MONY Financial Services, Inc.                               1,000    100.00%
           ------------------------------------------------------
              Financial Marketing Agency, Inc.                            99     99.00%
              ---------------------------------------------------
              MONY Brokerage, Inc.                                     1,500    100.00%
              ---------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                        5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                     1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                      10    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.               5    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                  1    100.00%
                 ------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                  1    100.00%
              ---------------------------------------------------
              1740 Ventures, Inc.                                      1,000    100.00%
              ---------------------------------------------------
              Enterprise Capital Management, Inc.                        500    100.00%
              ---------------------------------------------------
                 Enterprise Fund Distributors, Inc.                    1,000    100.00%
              ---------------------------------------------------
              MONY Assets Corp.                                      200,000    100.00%
              ---------------------------------------------------
                 MONY Benefits Management Corp.                        9,000    100.00%
                 ------------------------------------------------
              1740 Advisers, Inc.                                     14,600    100.00%
              ---------------------------------------------------
              MONY Securities Corporation                              7,550    100.00%
              ---------------------------------------------------
                 Trusted Insurance Advisers General
                    Agency Corp.                                       1,000    100.00%
                 ------------------------------------------------
                  Trusted Investment Advisers Corp.                        1    100.00%
                 ------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27. Number of Contractowners

         As of February 28, 2009, there were 119,126 Qualified Contract owners and 88,819 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.


Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Zurich Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Mary Beth Farrell                    Director and Vice Chairman

*Camille Joseph Varlack               Assistant Vice President,
                                      Secretary and Counsel

*Francesca Divone                     Assistant Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Kevin Dolan                          Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Eric Alstrin                         Senior Vice President

*Daniel Faller                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*Mitchel Melum                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jeff Pawliger                        Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Camille Joseph Varlack               Assistant Vice President, Secretary
                                      and Counsel

*Ronald R. Quist                      Vice President and Treasurer


*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2009.




                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                    (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life
                                        Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 23rd day of April, 2009.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and
                                              Associate General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron      Anthony J. Hamilton           Joseph H. Moglia
Henri de Castries           Mary R. (Nina) Henderson      Lorie A. Slutsky
Denis Duverne               James F. Higgins              Ezra Suleiman
Charlynn Goins              Scott D. Miller               Peter J. Tobin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 23, 2009.

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------
9.(e)        Opinion and Consent of Counsel                          EX-99.9e
10.(a)       Consent of PricewaterhouseCoopers LLP                   EX-99.10a
10.(b)       Powers of Attorney                                      EX-99.10b